JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class R-6 (a)	131,996	3,557,293
Total Investment Companies (cost $3,254,687)		3,557,293
Total Investments 100.0% (cost $3,254,687)		3,557,293
Other Assets and Liabilities, Net (0.0)%		(1,162)
Total Net Assets 100.0%		3,556,131

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class R-6	53,126	505,229
Total Investment Companies (cost $508,754)		505,229
Total Investments 100.0% (cost $508,754)		505,229
Other Assets and Liabilities, Net (0.0)%		(156)
Total Net Assets 100.0%		505,073

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class R-6 (a)	38,715	567,562
Total Investment Companies (cost $449,857)		567,562
Total Investments 100.0% (cost $449,857)		567,562
Other Assets and Liabilities, Net (0.0)%		(215)
Total Net Assets 100.0%		567,347

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class R-6 (a)	29,895	299,545
Total Investment Companies (cost $346,017)		299,545
Total Investments 100.0% (cost $346,017)		299,545
Other Assets and Liabilities, Net (0.0)%		(112)
Total Net Assets 100.0%		299,433

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class R-6 (a)	29,514	1,108,547
Total Investment Companies (cost $1,046,294)		1,108,547
Total Investments 100.0% (cost $1,046,294)		1,108,547
Other Assets and Liabilities, Net (0.0)%		(407)
Total Net Assets 100.0%		1,108,140

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class R-6 (a)	28,868	580,829
Total Investment Companies (cost $604,564)		580,829
Total Investments 100.0% (cost $604,564)		580,829
Other Assets and Liabilities, Net (0.0)%		(201)
Total Net Assets 100.0%		580,628

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class R-6 (a)	61,734	7,956,304
Total Investment Companies (cost $6,365,711)		7,956,304
Total Investments 100.0% (cost $6,365,711)		7,956,304
Other Assets and Liabilities, Net (0.0)%		(2,232)
Total Net Assets 100.0%		7,954,072

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class R-6 (a)	180,597	11,724,383
Total Investment Companies (cost $9,548,522)		11,724,383
Total Investments 100.0% (cost $9,548,522)		11,724,383
Other Assets and Liabilities, Net (0.0)%		(4,209)
Total Net Assets 100.0%		11,720,174

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class R-6 (a)	63,530	1,403,375
Total Investment Companies (cost $1,252,573)		1,403,375
Total Investments 100.0% (cost $1,252,573)		1,403,375
Other Assets and Liabilities, Net (0.0)%		(549)
Total Net Assets 100.0%		1,402,826

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class R-6 (a)	44,957	1,438,609
Total Investment Companies (cost $1,150,988)		1,438,609
Total Investments 100.0% (cost $1,150,988)		1,438,609
Other Assets and Liabilities, Net (0.0)%		(617)
Total Net Assets 100.0%		1,437,992

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6 (a)	229,181	4,038,176
Total Investment Companies (cost $3,201,129)		4,038,176
Total Investments 100.0% (cost $3,201,129)		4,038,176
Other Assets and Liabilities, Net (0.0)%		(1,589)
Total Net Assets 100.0%		4,036,587

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (97.8%) (a)	100,844	1,009,449
Total Investment Companies (cost $997,857)		1,009,449
Total Investments 100.0% (cost $997,857)		1,009,449
Other Assets and Liabilities, Net (0.0)%		(215)
Total Net Assets 100.0%		1,009,234

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.6%) (a)	86,011	1,014,930
Total Investment Companies (cost $877,536)		1,014,930
Total Investments 100.0% (cost $877,536)		1,014,930
Other Assets and Liabilities, Net (0.0)%		(284)
Total Net Assets 100.0%		1,014,646

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.4%) (a)	236,594	2,950,321
Total Investment Companies (cost $2,428,727)		2,950,321
Total Investments 100.0% (cost $2,428,727)		2,950,321
Other Assets and Liabilities, Net (0.0)%		(474)
Total Net Assets 100.0%		2,949,847

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.6%) (a)	245,725	3,246,021
Total Investment Companies (cost $2,474,370)		3,246,021
Total Investments 100.0% (cost $2,474,370)		3,246,021
Other Assets and Liabilities, Net (0.0)%		(594)
Total Net Assets 100.0%		3,245,427

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.6%) (a)	196,544	2,384,077
Total Investment Companies (cost $1,966,097)		2,384,077
Total Investments 100.0% (cost $1,966,097)		2,384,077
Other Assets and Liabilities, Net (0.0)%		(445)
Total Net Assets 100.0%		2,383,632

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 56.5%
JNL Multi-Manager Mid Cap Fund - Class I (7.5%) (a)	3,977	79,942
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	874	38,979
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	1,861	42,112
JNL Multi-Manager U.S. Select Equity Fund - Class I (11.8%) (a)	8,723	166,620
JNL/JPMorgan MidCap Growth Fund - Class I (0.6%) (a)	258	19,228
JNL/JPMorgan U.S. Value Fund - Class I (1.1%) (a)	657	14,350
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.6%) (a)	585	33,785
	Shares	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund - Class I (33.4%) (a)	2,148	23,995
JNL/Morningstar Wide Moat Index Fund - Class I (3.6%) (a)	2,639	26,280
JNL/Newton Equity Income Fund - Class I (2.4%) (a)	2,354	98,745
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (7.2%) (a)	6,118	64,913
JNL/T. Rowe Price Growth Stock Fund - Class I (0.6%) (a)	547	53,956
JNL/T. Rowe Price Value Fund - Class I (2.1%) (a)	2,513	88,501
JNL/WMC Equity Income Fund - Class I (3.1%) (a)	1,221	28,310
		779,716
International Equity 21.9%
JNL Multi-Manager International Small Cap Fund - Class I (11.8%) (a)	5,669	81,122
JNL/Causeway International Value Select Fund - Class I (4.4%) (a)	4,850	114,899
JNL/WCM Focused International Equity Fund - Class I (5.0%) (a)	6,479	106,251
		302,272
Emerging Markets Equity 9.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.3%) (a)	9,199	101,746
JNL/GQG Emerging Markets Equity Fund - Class I (4.4%) (a)	1,894	32,617
		134,363
Global Equity 5.7%
JNL/Loomis Sayles Global Growth Fund - Class I (10.0%) (a)	4,297	78,593
Alternative 3.2%
Jackson Real Assets Fund - Class I (4.3%) (a)	1,425	15,746
JNL Multi-Manager Alternative Fund - Class I (3.0%) (a)	2,025	28,535
		44,281
Domestic Fixed Income 3.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	2,705	41,113
Total Investment Companies (cost $1,160,070)		1,380,338
Total Investments 100.0% (cost $1,160,070)		1,380,338
Other Assets and Liabilities, Net (0.0)%		(314)
Total Net Assets 100.0%		1,380,024

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 59.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	3,686	56,026
JNL/DoubleLine Total Return Fund - Class I (3.6%) (a)	5,211	61,851
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.6%) (a)	3,948	53,462
JNL/Lord Abbett Short Duration Income Fund - Class I (2.4%) (a)	1,624	16,495
JNL/PIMCO Income Fund - Class I (2.3%) (a)	3,315	43,929
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.4%) (a)	808	10,905
JNL/PIMCO Real Return Fund - Class I (1.5%) (a)	1,282	16,413
JNL/PPM America High Yield Bond Fund - Class I (0.5%) (a)	319	6,857
JNL/PPM America Investment Grade Credit Fund - Class I (1.5%) (a)	244	2,730
JNL/PPM America Total Return Fund - Class I (3.9%) (a)	3,614	50,674
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	604	8,171
		327,513
Alternative 12.8%
Jackson Credit Opportunities Fund - Class I (5.0%) (a)	2,752	29,194
Jackson Real Assets Fund - Class I (3.6%) (a)	1,182	13,058

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares	Value ($)
JNL Multi-Manager Alternative Fund - Class I (3.0%) (a)	1,984	27,956
		70,208
Domestic Equity 9.8%
JNL Multi-Manager Mid Cap Fund - Class I (0.9%) (a)	452	9,092
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	242	5,468
JNL Multi-Manager U.S. Select Equity Fund - Class I (1.6%) (a)	1,177	22,476
JNL/Newton Equity Income Fund - Class I (0.2%) (a)	171	7,181
JNL/T. Rowe Price Growth Stock Fund - Class I (0.0%) (a)	37	3,669
JNL/WMC Equity Income Fund - Class I (0.6%) (a)	240	5,574
		53,460
Domestic Balanced 5.8%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.2%) (a)	1,038	31,778
Emerging Markets Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.2%) (a)	2,061	27,208
International Equity 3.7%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	463	10,961
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	575	9,436
		20,397
Emerging Markets Equity 3.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.2%) (a)	1,548	17,124
Total Investment Companies (cost $501,374)		547,688
Total Investments 100.0% (cost $501,374)		547,688
Other Assets and Liabilities, Net (0.0)%		(133)
Total Net Assets 100.0%		547,555

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 47.5%
JNL Multi-Manager Mid Cap Fund - Class I (11.3%) (a)	5,982	120,233
JNL Multi-Manager Small Cap Growth Fund - Class I (2.9%) (a)	1,383	61,710
JNL Multi-Manager Small Cap Value Fund - Class I (3.9%) (a)	2,947	66,694
JNL Multi-Manager U.S. Select Equity Fund - Class I (19.6%) (a)	14,466	276,300
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	576	43,006
JNL/JPMorgan U.S. Value Fund - Class I (1.5%) (a)	938	20,491
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.6%) (a)	666	38,454
JNL/Morningstar SMID Moat Focus Index Fund - Class I (45.4%) (a)	2,920	32,619
JNL/Morningstar Wide Moat Index Fund - Class I (6.9%) (a)	5,013	49,926
JNL/Newton Equity Income Fund - Class I (3.8%) (a)	3,647	152,979
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (12.3%) (a)	10,480	111,189
JNL/T. Rowe Price Growth Stock Fund - Class I (1.1%) (a)	927	91,435
JNL/T. Rowe Price Value Fund - Class I (3.1%) (a)	3,782	133,212
JNL/WMC Equity Income Fund - Class I (5.9%) (a)	2,320	53,800
		1,252,048
International Equity 19.0%
JNL Multi-Manager International Small Cap Fund - Class I (16.4%) (a)	7,839	112,178
JNL/Causeway International Value Select Fund - Class I (7.9%) (a)	8,717	206,500
JNL/WCM Focused International Equity Fund - Class I (8.6%) (a)	11,107	182,158
		500,836
	Shares	Value ($)
Domestic Fixed Income 11.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.3%) (a)	5,669	86,171
JNL/DoubleLine Total Return Fund - Class I (5.4%) (a)	7,867	93,385
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.0%) (a)	4,419	59,834
JNL/Lord Abbett Short Duration Income Fund - Class I (2.9%) (a)	1,987	20,190
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.7%) (a)	975	13,158
JNL/PPM America High Yield Bond Fund - Class I (1.3%) (a)	865	18,615
		291,353
Alternative 9.0%
Jackson Credit Opportunities Fund - Class I (15.9%) (a)	8,679	92,091
Jackson Real Assets Fund - Class I (13.4%) (a)	4,400	48,620
JNL Multi-Manager Alternative Fund - Class I (10.3%) (a)	6,823	96,131
		236,842
Emerging Markets Equity 8.4%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (11.9%) (a)	14,986	165,741
JNL/GQG Emerging Markets Equity Fund - Class I (7.4%) (a)	3,201	55,118
		220,859
Global Equity 4.1%
JNL/Loomis Sayles Global Growth Fund - Class I (13.8%) (a)	5,964	109,084
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.0%) (a)	2,012	26,554
Total Investment Companies (cost $2,276,969)		2,637,576
Total Investments 100.0% (cost $2,276,969)		2,637,576
Other Assets and Liabilities, Net (0.0)%		(658)
Total Net Assets 100.0%		2,636,918

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 40.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.4%) (a)	7,584	115,281
JNL/DoubleLine Total Return Fund - Class I (7.2%) (a)	10,526	124,939
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.0%) (a)	8,868	120,078
JNL/Lord Abbett Short Duration Income Fund - Class I (7.7%) (a)	5,265	53,495
JNL/PIMCO Income Fund - Class I (5.4%) (a)	7,699	102,008
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.4%) (a)	1,964	26,510
JNL/PIMCO Real Return Fund - Class I (2.4%) (a)	2,080	26,624
JNL/PPM America High Yield Bond Fund - Class I (1.2%) (a)	829	17,832
JNL/PPM America Total Return Fund - Class I (7.8%) (a)	7,295	102,276
JNL/T. Rowe Price U.S. High Yield Fund - Class I (10.8%) (a)	1,960	26,515
		715,558
Domestic Equity 21.0%
JNL Multi-Manager Mid Cap Fund - Class I (4.7%) (a)	2,524	50,740
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	367	16,386
JNL Multi-Manager Small Cap Value Fund - Class I (1.0%) (a)	790	17,882
JNL Multi-Manager U.S. Select Equity Fund - Class I (8.6%) (a)	6,371	121,694
JNL/Morningstar Wide Moat Index Fund - Class I (2.9%) (a)	2,095	20,863
JNL/Newton Equity Income Fund - Class I (1.4%) (a)	1,330	55,795

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares	Value ($)
JNL/T. Rowe Price Growth Stock Fund - Class I (0.2%) (a)	158	15,538
JNL/T. Rowe Price Value Fund - Class I (0.9%) (a)	1,065	37,523
JNL/WMC Equity Income Fund - Class I (4.1%) (a)	1,602	37,151
		373,572
Alternative 12.9%
Jackson Credit Opportunities Fund - Class I (16.8%) (a)	9,137	96,938
Jackson Real Assets Fund - Class I (12.1%) (a)	3,997	44,169
JNL Multi-Manager Alternative Fund - Class I (9.4%) (a)	6,263	88,252
		229,359
International Equity 9.5%
JNL Multi-Manager International Small Cap Fund - Class I (3.4%) (a)	1,638	23,433
JNL/Causeway International Value Select Fund - Class I (2.9%) (a)	3,172	75,138
JNL/WCM Focused International Equity Fund - Class I (3.3%) (a)	4,261	69,874
		168,445
Domestic Balanced 5.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.7%) (a)	3,215	98,427
Emerging Markets Equity 4.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.0%) (a)	5,003	55,335
JNL/GQG Emerging Markets Equity Fund - Class I (2.5%) (a)	1,090	18,775
		74,110
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (21.2%) (a)	5,351	70,635
Global Equity 2.6%
JNL/Loomis Sayles Global Growth Fund - Class I (5.9%) (a)	2,527	46,220
Total Investment Companies (cost $1,558,721)		1,776,326
Total Investments 100.0% (cost $1,558,721)		1,776,326
Other Assets and Liabilities, Net (0.0)%		(543)
Total Net Assets 100.0%		1,775,783

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 36.0%
JNL Multi-Manager Mid Cap Fund - Class I (11.4%) (a)	6,080	122,210
JNL Multi-Manager Small Cap Growth Fund - Class I (2.1%) (a)	997	44,492
JNL Multi-Manager Small Cap Value Fund - Class I (2.8%) (a)	2,137	48,349
JNL Multi-Manager U.S. Select Equity Fund - Class I (20.8%) (a)	15,368	293,535
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	501	37,415
JNL/JPMorgan U.S. Value Fund - Class I (1.2%) (a)	753	16,461
JNL/Morningstar Wide Moat Index Fund - Class I (7.3%) (a)	5,295	52,741
JNL/Newton Equity Income Fund - Class I (3.5%) (a)	3,404	142,779
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (14.8%) (a)	12,644	134,153
JNL/T. Rowe Price Growth Stock Fund - Class I (1.1%) (a)	938	92,579
JNL/T. Rowe Price Value Fund - Class I (2.4%) (a)	2,886	101,628
JNL/WMC Equity Income Fund - Class I (7.1%) (a)	2,803	64,993
		1,151,335
Domestic Fixed Income 26.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.9%) (a)	10,090	153,363
JNL/DoubleLine Total Return Fund - Class I (9.7%) (a)	14,250	169,146
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (11.3%) (a)	12,452	168,602
	Shares	Value ($)
JNL/Lord Abbett Short Duration Income Fund - Class I (12.8%) (a)	8,715	88,548
JNL/PIMCO Income Fund - Class I (4.7%) (a)	6,645	88,051
JNL/PIMCO Real Return Fund - Class I (4.3%) (a)	3,757	48,086
JNL/PPM America High Yield Bond Fund - Class I (1.1%) (a)	746	16,053
JNL/PPM America Total Return Fund - Class I (7.9%) (a)	7,437	104,268
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.5%) (a)	1,179	15,947
		852,064
International Equity 13.5%
JNL Multi-Manager International Small Cap Fund - Class I (9.9%) (a)	4,735	67,755
JNL/Causeway International Value Select Fund - Class I (7.3%) (a)	8,061	190,961
JNL/WCM Focused International Equity Fund - Class I (8.2%) (a)	10,598	173,803
		432,519
Alternative 12.3%
Jackson Credit Opportunities Fund - Class I (26.3%) (a)	14,326	152,000
Jackson Real Assets Fund - Class I (22.4%) (a)	7,380	81,547
JNL Multi-Manager Alternative Fund - Class I (16.9%) (a)	11,258	158,622
		392,169
Emerging Markets Equity 5.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (9.6%) (a)	12,128	134,138
JNL/GQG Emerging Markets Equity Fund - Class I (5.5%) (a)	2,407	41,455
		175,593
Global Equity 3.5%
JNL/Loomis Sayles Global Growth Fund - Class I (14.1%) (a)	6,096	111,497
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (24.0%) (a)	6,038	79,699
Total Investment Companies (cost $2,784,617)		3,194,876
Total Investments 100.0% (cost $2,784,617)		3,194,876
Other Assets and Liabilities, Net (0.0)%		(848)
Total Net Assets 100.0%		3,194,028

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 62.1%
JNL Multi-Manager Mid Cap Fund - Class I (5.7%) (a)	3,053	61,365
JNL Multi-Manager Small Cap Growth Fund - Class I (2.6%) (a)	1,238	55,244
JNL Multi-Manager Small Cap Value Fund - Class I (3.5%) (a)	2,638	59,699
JNL Multi-Manager U.S. Select Equity Fund - Class I (7.5%) (a)	5,554	106,074
JNL/BlackRock Large Cap Select Growth Fund - Class I (2.7%) (a)	1,073	105,402
JNL/ClearBridge Large Cap Growth Fund - Class I (9.7%) (a)	4,064	115,471
JNL/Invesco Diversified Dividend Fund - Class I (11.9%) (a)	4,903	95,751
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	491	36,665
JNL/JPMorgan U.S. Value Fund - Class I (4.6%) (a)	2,784	60,834
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.5%) (a)	499	28,797
JNL/MFS Mid Cap Value Fund - Class I (1.8%) (a)	1,536	35,212
JNL/Newton Equity Income Fund - Class I (2.4%) (a)	2,345	98,366
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (5.1%) (a)	4,377	46,443
JNL/T. Rowe Price Growth Stock Fund - Class I (1.3%) (a)	1,121	110,623

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares	Value ($)
JNL/T. Rowe Price Value Fund - Class I (3.5%) (a)	4,303	151,538
JNL/WMC Value Fund - Class I (4.3%) (a)	935	39,733
		1,207,217
International Equity 21.7%
JNL/Causeway International Value Select Fund - Class I (6.1%) (a)	6,678	158,206
JNL/Lazard International Quality Growth Fund - Class I (17.1%) (a)	4,441	59,815
JNL/WCM Focused International Equity Fund - Class I (5.5%) (a)	7,142	117,130
JNL/William Blair International Leaders Fund - Class I (8.7%) (a)	5,984	86,175
		421,326
Emerging Markets Equity 5.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.2%) (a)	6,512	72,025
JNL/GQG Emerging Markets Equity Fund - Class I (5.5%) (a)	2,377	40,932
		112,957
Alternative 5.2%
Jackson Credit Opportunities Fund - Class I (5.4%) (a)	2,928	31,067
Jackson Real Assets Fund - Class I (6.6%) (a)	2,188	24,178
JNL Multi-Manager Alternative Fund - Class I (4.9%) (a)	3,268	46,041
		101,286
Domestic Fixed Income 5.2%
JNL/DoubleLine Total Return Fund - Class I (2.4%) (a)	3,438	40,804
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.3%) (a)	734	9,913
JNL/PPM America Investment Grade Credit Fund - Class I (5.5%) (a)	878	9,820
JNL/PPM America Total Return Fund - Class I (3.1%) (a)	2,898	40,632
		101,169
Total Investment Companies (cost $1,526,200)		1,943,955
Total Investments 100.0% (cost $1,526,200)		1,943,955
Other Assets and Liabilities, Net (0.0)%		(458)
Total Net Assets 100.0%		1,943,497

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 67.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	3,550	53,954
JNL/DoubleLine Total Return Fund - Class I (3.3%) (a)	4,827	57,291
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.2%) (a)	3,560	48,204
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.1%) (a)	3,493	52,739
JNL/PIMCO Income Fund - Class I (2.2%) (a)	3,166	41,943
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.5%) (a)	1,991	26,884
JNL/PIMCO Real Return Fund - Class I (2.7%) (a)	2,346	30,022
JNL/PPM America High Yield Bond Fund - Class I (1.4%) (a)	978	21,040
JNL/PPM America Investment Grade Credit Fund - Class I (11.7%) (a)	1,872	20,950
JNL/PPM America Total Return Fund - Class I (4.1%) (a)	3,858	54,092
		407,119
Domestic Equity 13.9%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	427	8,590
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	94	4,187
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	197	4,467
JNL Multi-Manager U.S. Select Equity Fund - Class I (0.6%) (a)	479	9,156
	Shares	Value ($)
JNL/ClearBridge Large Cap Growth Fund - Class I (0.7%) (a)	285	8,107
JNL/Invesco Diversified Dividend Fund - Class I (0.9%) (a)	360	7,033
JNL/JPMorgan U.S. Value Fund - Class I (0.2%) (a)	141	3,080
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.1%) (a)	111	6,400
JNL/Newton Equity Income Fund - Class I (0.2%) (a)	173	7,240
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (0.9%) (a)	788	8,360
JNL/T. Rowe Price Growth Stock Fund - Class I (0.1%) (a)	79	7,750
JNL/T. Rowe Price Value Fund - Class I (0.2%) (a)	252	8,887
		83,257
Alternative 8.5%
Jackson Credit Opportunities Fund - Class I (2.3%) (a)	1,276	13,535
Jackson Real Assets Fund - Class I (2.8%) (a)	922	10,193
JNL Multi-Manager Alternative Fund - Class I (2.9%) (a)	1,955	27,552
		51,280
International Equity 4.5%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	443	10,505
JNL/Lazard International Quality Growth Fund - Class I (0.8%) (a)	204	2,748
JNL/WCM Focused International Equity Fund - Class I (0.3%) (a)	450	7,381
JNL/William Blair International Leaders Fund - Class I (0.6%) (a)	428	6,161
		26,795
Global Fixed Income 4.2%
JNL/Neuberger Berman Strategic Income Fund - Class I (2.4%) (a)	1,787	25,482
Emerging Markets Equity 1.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.5%) (a)	675	7,460
Total Investment Companies (cost $540,117)		601,393
Total Investments 100.0% (cost $540,117)		601,393
Other Assets and Liabilities, Net (0.0)%		(210)
Total Net Assets 100.0%		601,183

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 55.0%
JNL Multi-Manager Mid Cap Fund - Class I (10.0%) (a)	5,299	106,513
JNL Multi-Manager Small Cap Growth Fund - Class I (4.3%) (a)	2,033	90,675
JNL Multi-Manager Small Cap Value Fund - Class I (5.8%) (a)	4,350	98,437
JNL Multi-Manager U.S. Select Equity Fund - Class I (11.6%) (a)	8,572	163,729
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.6%) (a)	1,848	181,567
JNL/ClearBridge Large Cap Growth Fund - Class I (15.4%) (a)	6,455	183,394
JNL/Invesco Diversified Dividend Fund - Class I (18.8%) (a)	7,765	151,644
JNL/JPMorgan MidCap Growth Fund - Class I (1.8%) (a)	808	60,309
JNL/JPMorgan U.S. Value Fund - Class I (7.2%) (a)	4,371	95,503
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.7%) (a)	778	44,933
JNL/MFS Mid Cap Value Fund - Class I (3.0%) (a)	2,473	56,688
JNL/Newton Equity Income Fund - Class I (3.8%) (a)	3,704	155,403
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (8.7%) (a)	7,403	78,546
JNL/T. Rowe Price Growth Stock Fund - Class I (2.3%) (a)	1,938	191,174
JNL/T. Rowe Price Value Fund - Class I (6.6%) (a)	8,104	285,408

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares	Value ($)
JNL/WMC Value Fund - Class I (7.9%) (a)	1,711	72,702
		2,016,625
International Equity 19.4%
JNL/Causeway International Value Select Fund - Class I (10.0%) (a)	11,015	260,957
JNL/Lazard International Quality Growth Fund - Class I (24.5%) (a)	6,355	85,607
JNL/WCM Focused International Equity Fund - Class I (9.1%) (a)	11,762	192,902
JNL/William Blair International Leaders Fund - Class I (17.3%) (a)	11,952	172,109
		711,575
Domestic Fixed Income 15.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.3%) (a)	7,326	111,348
JNL/DoubleLine Total Return Fund - Class I (8.7%) (a)	12,778	151,673
JNL/PIMCO Income Fund - Class I (3.9%) (a)	5,604	74,253
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.0%) (a)	3,429	46,292
JNL/PPM America Investment Grade Credit Fund - Class I (20.7%) (a)	3,321	37,161
JNL/PPM America Total Return Fund - Class I (10.6%) (a)	9,949	139,478
		560,205
Alternative 5.3%
Jackson Credit Opportunities Fund - Class I (10.2%) (a)	5,564	59,029
Jackson Real Assets Fund - Class I (12.6%) (a)	4,146	45,818
JNL Multi-Manager Alternative Fund - Class I (9.4%) (a)	6,273	88,389
		193,236
Emerging Markets Equity 5.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (9.0%) (a)	11,373	125,786
JNL/GQG Emerging Markets Equity Fund - Class I (7.7%) (a)	3,351	57,712
		183,498
Total Investment Companies (cost $2,899,592)		3,665,139
Total Investments 100.0% (cost $2,899,592)		3,665,139
Other Assets and Liabilities, Net (0.0)%		(923)
Total Net Assets 100.0%		3,664,216

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.1%) (a)	6,971	105,957
JNL/DoubleLine Total Return Fund - Class I (7.0%) (a)	10,268	121,882
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.1%) (a)	6,725	91,058
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.1%) (a)	6,039	91,194
JNL/PIMCO Income Fund - Class I (4.0%) (a)	5,713	75,700
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.8%) (a)	4,464	60,265
JNL/PIMCO Real Return Fund - Class I (4.1%) (a)	3,550	45,445
JNL/PPM America High Yield Bond Fund - Class I (2.5%) (a)	1,763	37,916
JNL/PPM America Investment Grade Credit Fund - Class I (12.6%) (a)	2,017	22,571
JNL/PPM America Total Return Fund - Class I (8.1%) (a)	7,575	106,204
		758,192
Domestic Equity 27.2%
JNL Multi-Manager Mid Cap Fund - Class I (2.0%) (a)	1,078	21,668
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	433	19,317
JNL Multi-Manager Small Cap Value Fund - Class I (1.2%) (a)	929	21,018
	Shares	Value ($)
JNL Multi-Manager U.S. Select Equity Fund - Class I (2.7%) (a)	2,016	38,496
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.6%) (a)	239	23,506
JNL/ClearBridge Large Cap Growth Fund - Class I (2.2%) (a)	944	26,808
JNL/Invesco Diversified Dividend Fund - Class I (4.3%) (a)	1,777	34,696
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	141	10,510
JNL/JPMorgan U.S. Value Fund - Class I (0.6%) (a)	355	7,755
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.5%) (a)	571	32,961
JNL/MFS Mid Cap Value Fund - Class I (0.6%) (a)	503	11,529
JNL/Newton Equity Income Fund - Class I (0.8%) (a)	754	31,650
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (2.7%) (a)	2,331	24,731
JNL/T. Rowe Price Growth Stock Fund - Class I (0.5%) (a)	395	39,017
JNL/T. Rowe Price Value Fund - Class I (1.1%) (a)	1,364	48,035
JNL/WMC Value Fund - Class I (2.1%) (a)	450	19,128
		410,825
International Equity 9.5%
JNL/Causeway International Value Select Fund - Class I (2.2%) (a)	2,391	56,641
JNL/Lazard International Quality Growth Fund - Class I (3.0%) (a)	765	10,303
JNL/WCM Focused International Equity Fund - Class I (1.6%) (a)	2,070	33,952
JNL/William Blair International Leaders Fund - Class I (4.3%) (a)	2,950	42,475
		143,371
Alternative 7.4%
Jackson Credit Opportunities Fund - Class I (5.7%) (a)	3,112	33,018
Jackson Real Assets Fund - Class I (6.9%) (a)	2,261	24,985
JNL Multi-Manager Alternative Fund - Class I (5.8%) (a)	3,830	53,959
		111,962
Global Fixed Income 3.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (4.2%) (a)	3,180	45,348
Emerging Markets Equity 2.6%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.0%) (a)	2,490	27,541
JNL/GQG Emerging Markets Equity Fund - Class I (1.6%) (a)	681	11,732
		39,273
Total Investment Companies (cost $1,283,630)		1,508,971
Total Investments 100.0% (cost $1,283,630)		1,508,971
Other Assets and Liabilities, Net (0.0)%		(458)
Total Net Assets 100.0%		1,508,513

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.0%
JNL Multi-Manager Mid Cap Fund - Class I (7.2%) (a)	3,842	77,217
JNL Multi-Manager Small Cap Growth Fund - Class I (3.0%) (a)	1,417	63,193
JNL Multi-Manager Small Cap Value Fund - Class I (4.0%) (a)	3,020	68,341
JNL Multi-Manager U.S. Select Equity Fund - Class I (8.0%) (a)	5,885	112,395
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.9%) (a)	767	75,363
JNL/ClearBridge Large Cap Growth Fund - Class I (11.5%) (a)	4,826	137,110
JNL/Invesco Diversified Dividend Fund - Class I (12.9%) (a)	5,315	103,810
JNL/JPMorgan MidCap Growth Fund - Class I (1.2%) (a)	528	39,410
JNL/JPMorgan U.S. Value Fund - Class I (5.9%) (a)	3,590	78,438

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares	Value ($)
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.8%) (a)	853	49,245
JNL/MFS Mid Cap Value Fund - Class I (2.1%) (a)	1,730	39,660
JNL/Newton Equity Income Fund - Class I (2.2%) (a)	2,108	88,419
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (6.1%) (a)	5,248	55,683
JNL/T. Rowe Price Growth Stock Fund - Class I (1.8%) (a)	1,549	152,794
JNL/T. Rowe Price Value Fund - Class I (4.4%) (a)	5,356	188,630
JNL/WMC Value Fund - Class I (5.6%) (a)	1,209	51,379
		1,381,087
Domestic Fixed Income 33.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.9%) (a)	10,058	152,885
JNL/DoubleLine Total Return Fund - Class I (11.3%) (a)	16,570	196,683
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.6%) (a)	9,492	128,523
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (12.7%) (a)	10,739	162,164
JNL/PIMCO Income Fund - Class I (5.4%) (a)	7,689	101,879
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.1%) (a)	6,891	93,034
JNL/PPM America High Yield Bond Fund - Class I (3.4%) (a)	2,379	51,173
JNL/PPM America Investment Grade Credit Fund - Class I (37.8%) (a)	6,060	67,816
JNL/PPM America Total Return Fund - Class I (12.9%) (a)	12,146	170,291
		1,124,448
International Equity 14.5%
JNL/Causeway International Value Select Fund - Class I (6.5%) (a)	7,165	169,737
JNL/Lazard International Quality Growth Fund - Class I (17.9%) (a)	4,635	62,435
JNL/WCM Focused International Equity Fund - Class I (6.3%) (a)	8,167	133,937
JNL/William Blair International Leaders Fund - Class I (12.2%) (a)	8,430	121,391
		487,500
Alternative 7.4%
Jackson Credit Opportunities Fund - Class I (12.4%) (a)	6,751	71,628
Jackson Real Assets Fund - Class I (15.3%) (a)	5,042	55,711
JNL Multi-Manager Alternative Fund - Class I (12.9%) (a)	8,613	121,351
		248,690
Emerging Markets Equity 3.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.7%) (a)	7,176	79,371
JNL/GQG Emerging Markets Equity Fund - Class I (5.9%) (a)	2,555	44,005
		123,376
Total Investment Companies (cost $2,739,951)		3,365,101
Total Investments 100.0% (cost $2,739,951)		3,365,101
Other Assets and Liabilities, Net (0.0)%		(927)
Total Net Assets 100.0%		3,364,174

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2026 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.0%
American Funds American Mutual Fund - Class 1	5,269	308,220
American Funds Insurance Series - Growth Fund - Class R-6	3,193	411,545
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	8,165	514,120
American Funds Investment Company of America Fund - Class 1	9,702	576,522
		1,810,407
International Equity 17.6%
American Funds EuroPacific Growth Fund - Class 1	6,169	363,132
	Shares	Value ($)
American Funds International Growth and Income Fund - Class 1	8,036	362,975
		726,107
Domestic Fixed Income 16.5%
American Funds American High-Income Trust - Class R-6	11,533	112,682
American Funds Inflation Linked Bond Fund - Class 1	2,173	20,553
American Funds Insurance Series - The Bond Fund of America - Class R-6	28,124	267,461
American Funds Mortgage Fund - Class 1	15,138	133,971
American Funds Strategic Bond Fund - Class 1	15,710	144,214
		678,881
Global Equity 11.9%
American Funds Insurance Series - Global Growth Fund - Class R-6	9,791	367,761
American Funds SMALLCAP World Fund - Class 1	1,624	122,737
		490,498
Emerging Markets Equity 8.5%
American Funds Developing World Growth & Income Fund - Class R-6	4,414	61,839
American Funds New World Fund - Class 1	3,135	287,747
		349,586
Emerging Markets Fixed Income 1.5%
American Funds Emerging Markets Bond Fund - Class 1	7,698	61,200
Total Investment Companies (cost $3,736,580)		4,116,679
Total Investments 100.0% (cost $3,736,580)		4,116,679
Other Assets and Liabilities, Net (0.0)%		(561)
Total Net Assets 100.0%		4,116,118

JNL/American Funds Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 52.7%
American Funds American High-Income Trust - Class R-6	553	5,399
American Funds Inflation Linked Bond Fund - Class 1	123	1,160
American Funds Insurance Series - The Bond Fund of America - Class R-6	1,954	18,578
American Funds Mortgage Fund - Class 1	876	7,754
American Funds Strategic Bond Fund - Class 1	866	7,945
		40,836
Domestic Equity 22.7%
American Funds American Mutual Fund - Class 1	53	3,094
American Funds Insurance Series - Growth Fund - Class R-6	30	3,875
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	83	5,225
American Funds Investment Company of America Fund - Class 1	91	5,427
		17,621
International Equity 9.1%
American Funds EuroPacific Growth Fund - Class 1	60	3,517
American Funds International Growth and Income Fund - Class 1	78	3,514
		7,031
Global Equity 7.0%
American Funds Insurance Series - Global Growth Fund - Class R-6	102	3,850
American Funds SMALLCAP World Fund - Class 1	20	1,547
		5,397
Emerging Markets Equity 4.5%
American Funds Developing World Growth & Income Fund - Class R-6	55	777
American Funds New World Fund - Class 1	29	2,707
		3,484

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares	Value ($)
Emerging Markets Fixed Income 4.0%
American Funds Emerging Markets Bond Fund - Class 1	386	3,068
Total Investment Companies (cost $78,360)		77,437
Total Investments 100.0% (cost $78,360)		77,437
Other Assets and Liabilities, Net 0.0%		27
Total Net Assets 100.0%		77,464

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 35.0%
American Funds American Mutual Fund - Class 1	2,514	147,082
American Funds Insurance Series - Growth Fund - Class R-6	1,370	176,559
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	3,740	235,472
American Funds Investment Company of America Fund - Class 1	4,465	265,293
		824,406
Domestic Fixed Income 34.3%
American Funds American High-Income Trust - Class R-6	12,002	117,259
American Funds Inflation Linked Bond Fund - Class 1	3,730	35,283
American Funds Insurance Series - The Bond Fund of America - Class R-6	35,901	341,422
American Funds Mortgage Fund - Class 1	17,323	153,311
American Funds Strategic Bond Fund - Class 1	17,337	159,155
		806,430
International Equity 13.1%
American Funds EuroPacific Growth Fund - Class 1	2,622	154,346
American Funds International Growth and Income Fund - Class 1	3,416	154,284
		308,630
Global Equity 8.9%
American Funds Insurance Series - Global Growth Fund - Class R-6	4,359	163,728
American Funds SMALLCAP World Fund - Class 1	618	46,675
		210,403
Emerging Markets Equity 6.0%
American Funds Developing World Growth & Income Fund - Class R-6	1,685	23,606
American Funds New World Fund - Class 1	1,279	117,452
		141,058
Emerging Markets Fixed Income 2.7%
American Funds Emerging Markets Bond Fund - Class 1	8,072	64,172
Total Investment Companies (cost $2,254,804)		2,355,099
Total Investments 100.0% (cost $2,254,804)		2,355,099
Other Assets and Liabilities, Net 0.0%		154
Total Net Assets 100.0%		2,355,253

JNL Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 48.2%
Capital Group Dividend Value ETF	523	22,239
iShares Core Dividend Growth ETF (a)	328	23,008
iShares Core S&P 500 ETF	30	19,901
iShares Core S&P Mid-Cap ETF	445	30,015
iShares Core S&P U.S. Growth ETF	62	9,618
iShares Select U.S. REIT ETF	141	8,751
iShares U.S. Aerospace & Defense ETF	23	4,983
JPMorgan Active Growth ETF (a)	218	18,439
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	314	20,935
T. Rowe Price Capital Appreciation Equity ETF (a)	801	28,490
VanEck Morningstar Wide Moat ETF	100	9,699
		196,078
International Equity 18.8%
First Trust WCM International Equity ETF (a)	1,392	23,342
	Shares	Value ($)
iShares Core MSCI EAFE ETF	316	28,593
Lazard International Dynamic Equity ETF (a)	771	24,471
		76,406
Domestic Fixed Income 17.3%
ALPS/SMITH Core Plus Bond ETF	695	17,906
DoubleLine Mortgage ETF	149	7,381
iShares 0-5 Year High Yield Corporate Bond ETF	296	12,538
iShares 0-5 Year TIPS Bond ETF (a)	21	2,142
iShares Core U.S. Aggregate Bond ETF	234	23,207
iShares MBS ETF	78	7,396
		70,570
Emerging Markets Equity 9.3%
Capital Group New Geography Equity ETF	529	16,690
iShares Core MSCI Emerging Markets ETF	300	20,940
		37,630
Global Equity 3.2%
FPA Global Equity ETF	355	12,889
Alternative 2.2%
iShares Global Infrastructure ETF	132	8,875
Emerging Markets Fixed Income 1.0%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	44	4,141
Total Investment Companies (cost $366,797)		406,589
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 2.1%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	8,658	8,658
Total Short Term Investments (cost $8,658)		8,658
Total Investments 102.1% (cost $375,455)		415,247
Other Assets and Liabilities, Net (2.1)%		(8,559)
Total Net Assets 100.0%		406,688

(a)  All or a portion of the security was on loan as of March 31, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 52.0%
ALPS/SMITH Core Plus Bond ETF (a)	701	18,056
DoubleLine Mortgage ETF	283	13,983
iShares 0-5 Year High Yield Corporate Bond ETF (a)	382	16,181
iShares 0-5 Year TIPS Bond ETF (a)	34	3,558
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	338	17,985
iShares Core U.S. Aggregate Bond ETF	353	35,003
iShares MBS ETF	148	14,016
		118,782
Domestic Equity 26.4%
Capital Group Dividend Value ETF	131	5,588
iShares Core Dividend Growth ETF (a)	82	5,782
iShares Core S&P 500 ETF	14	8,804
iShares Core S&P Mid-Cap ETF	119	8,012
iShares Core S&P U.S. Growth ETF	21	3,195
iShares Select U.S. REIT ETF	78	4,842
iShares U.S. Aerospace & Defense ETF	8	1,654
JPMorgan Active Growth ETF	57	4,834
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	87	5,794
T. Rowe Price Capital Appreciation Equity ETF	226	8,040
VanEck Morningstar Wide Moat ETF	39	3,752
		60,297
International Equity 10.0%
First Trust WCM International Equity ETF	436	7,315
iShares Core MSCI EAFE ETF	87	7,905
Lazard International Dynamic Equity ETF	242	7,668
		22,888
Emerging Markets Equity 5.5%
Capital Group New Geography Equity ETF (a)	189	5,970
iShares Core MSCI Emerging Markets ETF	95	6,616
		12,586

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares	Value ($)
Emerging Markets Fixed Income 4.0%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	97	9,151
Alternative 2.1%
iShares Global Infrastructure ETF	73	4,907
Total Investment Companies (cost $219,840)		228,611
SHORT TERM INVESTMENTS 4.2%
Securities Lending Collateral 4.2%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	9,712	9,712
Total Short Term Investments (cost $9,712)		9,712
Total Investments 104.2% (cost $229,552)		238,323
Other Assets and Liabilities, Net (4.2)%		(9,680)
Total Net Assets 100.0%		228,643

(a)  All or a portion of the security was on loan as of March 31, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 36.7%
Capital Group Dividend Value ETF (a)	328	13,960
iShares Core Dividend Growth ETF (a)	206	14,443
iShares Core S&P 500 ETF	26	17,177
iShares Core S&P Mid-Cap ETF	264	17,865
iShares Core S&P U.S. Growth ETF	43	6,643
iShares Select U.S. REIT ETF	122	7,562
iShares U.S. Aerospace & Defense ETF	16	3,436
JPMorgan Active Growth ETF (a)	129	10,891
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	162	10,844
T. Rowe Price Capital Appreciation Equity ETF	572	20,349
VanEck Morningstar Wide Moat ETF	69	6,697
		129,867
Domestic Fixed Income 35.2%
ALPS/SMITH Core Plus Bond ETF	812	20,910
DoubleLine Mortgage ETF	295	14,549
iShares 0-5 Year High Yield Corporate Bond ETF	469	19,844
iShares 0-5 Year TIPS Bond ETF (a)	54	5,550
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	238	12,678
iShares Core U.S. Aggregate Bond ETF	367	36,423
iShares MBS ETF	154	14,585
		124,539
International Equity 14.2%
First Trust WCM International Equity ETF (a)	901	15,112
iShares Core MSCI EAFE ETF	214	19,390
Lazard International Dynamic Equity ETF	499	15,842
		50,344
Emerging Markets Equity 7.0%
Capital Group New Geography Equity ETF (a)	322	10,169
iShares Core MSCI Emerging Markets ETF	210	14,631
		24,800
Emerging Markets Fixed Income 2.8%
iShares JP Morgan USD Emerging Markets Bond ETF	105	9,823
Alternative 2.1%
iShares Global Infrastructure ETF	114	7,649
Global Equity 1.9%
FPA Global Equity ETF	189	6,847
Total Investment Companies (cost $328,800)		353,869
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.6%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	9,173	9,173
	Shares	Value ($)
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	288	288
Total Short Term Investments (cost $9,461)		9,461
Total Investments 102.6% (cost $338,261)		363,330
Other Assets and Liabilities, Net (2.6)%		(9,325)
Total Net Assets 100.0%		354,005

(a)  All or a portion of the security was on loan as of March 31, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 54.7%
Vanguard Dividend Appreciation ETF (a)	521	112,063
Vanguard Growth ETF	358	156,145
Vanguard Mid-Cap ETF	602	172,943
Vanguard Real Estate ETF (a)	948	84,107
Vanguard Small-Cap ETF (a)	505	132,224
Vanguard Total Stock Market ETF	866	277,747
Vanguard Value ETF	883	173,189
		1,108,418
International Equity 19.2%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	545	79,446
Vanguard FTSE Developed Markets ETF	3,895	249,615
Vanguard International Dividend Appreciation ETF (a)	686	60,679
		389,740
Domestic Fixed Income 14.0%
Vanguard Core Bond ETF (a)	1,180	91,333
Vanguard Intermediate-Term Corporate Bond ETF (a)	291	24,096
Vanguard Intermediate-Term Treasury ETF	531	31,643
Vanguard Mortgage-Backed Securities ETF	1,885	88,508
Vanguard Short-Term Corporate Bond ETF (a)	478	37,866
Vanguard Short-Term Inflation-Protected Securities ETF (a)	213	10,651
		284,097
Emerging Markets Equity 8.5%
Vanguard FTSE Emerging Markets ETF	3,209	173,418
Emerging Markets Fixed Income 2.0%
Vanguard Emerging Markets Government Bond ETF (a)	627	41,212
Global Fixed Income 1.6%
Vanguard Total International Bond ETF (a)	657	31,578
Total Investment Companies (cost $1,756,227)		2,028,463
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 3.1%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	62,126	62,126
Total Short Term Investments (cost $62,126)		62,126
Total Investments 103.1% (cost $1,818,353)		2,090,589
Other Assets and Liabilities, Net (3.1)%		(62,454)
Total Net Assets 100.0%		2,028,135

(a)  All or a portion of the security was on loan as of March 31, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 46.0%
Vanguard Core Bond ETF	1,062	82,180
Vanguard Intermediate-Term Corporate Bond ETF (a)	256	21,162
Vanguard Intermediate-Term Treasury ETF	478	28,489
Vanguard Mortgage-Backed Securities ETF (a)	1,695	79,592
Vanguard Short-Term Corporate Bond ETF (a)	430	34,062

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares	Value ($)
Vanguard Short-Term Inflation-Protected Securities ETF (a)	202	10,082
		255,567
Domestic Equity 29.3%
Vanguard Dividend Appreciation ETF (a)	77	16,505
Vanguard Growth ETF	50	21,718
Vanguard Mid-Cap ETF	77	21,973
Vanguard Real Estate ETF (a)	128	11,359
Vanguard Small-Cap ETF	61	15,928
Vanguard Total Stock Market ETF	160	51,392
Vanguard Value ETF	123	24,088
		162,963
International Equity 10.2%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	64	9,385
Vanguard FTSE Developed Markets ETF	570	36,557
Vanguard International Dividend Appreciation ETF (a)	123	10,913
		56,855
Global Fixed Income 5.1%
Vanguard Total International Bond ETF (a)	590	28,342
Emerging Markets Fixed Income 5.0%
Vanguard Emerging Markets Government Bond ETF (a)	423	27,775
Emerging Markets Equity 4.4%
Vanguard FTSE Emerging Markets ETF	455	24,614
Total Investment Companies (cost $514,621)		556,116
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 3.1%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	17,417	17,417
Total Short Term Investments (cost $17,417)		17,417
Total Investments 103.1% (cost $532,038)		573,533
Other Assets and Liabilities, Net (3.1)%		(17,309)
Total Net Assets 100.0%		556,224

(a)  All or a portion of the security was on loan as of March 31, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 42.9%
Vanguard Dividend Appreciation ETF (a)	178	38,191
Vanguard Growth ETF	137	59,861
Vanguard Mid-Cap ETF	199	57,201
Vanguard Real Estate ETF (a)	334	29,591
Vanguard Small-Cap ETF (a)	182	47,659
Vanguard Total Stock Market ETF	348	111,550
Vanguard Value ETF	338	66,395
		410,448
Domestic Fixed Income 29.6%
Vanguard Core Bond ETF	1,157	89,555
Vanguard Intermediate-Term Corporate Bond ETF (a)	266	22,041
Vanguard Intermediate-Term Treasury ETF	524	31,179
Vanguard Mortgage-Backed Securities ETF	1,840	86,378
Vanguard Short-Term Corporate Bond ETF (a)	466	36,976
Vanguard Short-Term Inflation-Protected Securities ETF	350	17,498
		283,627
International Equity 13.9%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	192	27,924
Vanguard FTSE Developed Markets ETF	1,341	85,930
Vanguard International Dividend Appreciation ETF	214	18,940
		132,794
Emerging Markets Equity 6.3%
Vanguard FTSE Emerging Markets ETF	1,117	60,362
Emerging Markets Fixed Income 4.0%
Vanguard Emerging Markets Government Bond ETF (a)	588	38,601
Global Fixed Income 3.3%
Vanguard Total International Bond ETF (a)	665	31,978
Total Investment Companies (cost $857,677)		957,810
SHORT TERM INVESTMENTS 6.5%
Securities Lending Collateral 6.5%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	61,862	61,862
Total Short Term Investments (cost $61,862)		61,862
Total Investments 106.5% (cost $919,539)		1,019,672
Other Assets and Liabilities, Net (6.5)%		(61,995)
Total Net Assets 100.0%		957,677

(a)  All or a portion of the security was on loan as of March 31, 2026.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL ETF Allocation Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended March 31, 2026, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2026.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class R-6	3,655,694	25,357	50,039	—	7,445	(81,164)	3,557,293	100.0
	3,655,694	25,357	50,039	—	7,445	(81,164)	3,557,293	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class R-6	560,365	14,276	13,513	3,203	3,974	2,460	567,562	100.0
	560,365	14,276	13,513	3,203	3,974	2,460	567,562	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class R-6	310,926	4,289	9,647	—	(1,031)	(4,992)	299,545	100.0
	310,926	4,289	9,647	—	(1,031)	(4,992)	299,545	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class R-6	1,132,237	34,407	21,167	—	5,511	(42,441)	1,108,547	100.0
	1,132,237	34,407	21,167	—	5,511	(42,441)	1,108,547	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class R-6	601,939	1,199	17,365	—	(4,854)	(90)	580,829	100.0
	601,939	1,199	17,365	—	(4,854)	(90)	580,829	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class R-6	8,786,114	65,196	140,745	—	59,932	(814,193)	7,956,304	100.0
	8,786,114	65,196	140,745	—	59,932	(814,193)	7,956,304	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class R-6	12,556,598	6,163	331,871	—	130,495	(637,002)	11,724,383	100.0
	12,556,598	6,163	331,871	—	130,495	(637,002)	11,724,383	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class R-6	1,451,987	22,917	57,219	—	9,785	(24,095)	1,403,375	100.0
	1,451,987	22,917	57,219	—	9,785	(24,095)	1,403,375	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class R-6	1,500,659	17,821	60,018	—	23,702	(43,555)	1,438,609	100.0
	1,500,659	17,821	60,018	—	23,702	(43,555)	1,438,609	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	4,268,888	16,016	119,516	—	33,832	(161,044)	4,038,176	100.0
	4,268,888	16,016	119,516	—	33,832	(161,044)	4,038,176	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,027,887	6,740	25,219	—	95	(54)	1,009,449	100.0
	1,027,887	6,740	25,219	—	95	(54)	1,009,449	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	927,102	138,479	65,571	—	12,162	2,758	1,014,930	100.0
	927,102	138,479	65,571	—	12,162	2,758	1,014,930	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	3,073,406	19,543	170,889	—	37,854	(9,593)	2,950,321	100.0
	3,073,406	19,543	170,889	—	37,854	(9,593)	2,950,321	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,242,262	57,105	135,415	—	36,846	45,223	3,246,021	100.0
	3,242,262	57,105	135,415	—	36,846	45,223	3,246,021	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,350,272	31,764	80,915	—	15,739	67,217	2,384,077	100.0
	2,350,272	31,764	80,915	—	15,739	67,217	2,384,077	100.0
JNL Aggressive Growth Allocation Fund
Jackson Real Assets Fund - Class I	15,404	—	—	—	—	342	15,746	1.1
JNL Multi-Manager Alternative Fund - Class I	29,304	—	—	—	—	(769)	28,535	2.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	102,550	539	3,939	—	1,369	1,227	101,746	7.4
JNL Multi-Manager International Small Cap Fund - Class I	80,507	423	3,092	—	934	2,350	81,122	5.9
JNL Multi-Manager Mid Cap Fund - Class I	86,814	462	3,376	—	1,389	(5,347)	79,942	5.8
JNL Multi-Manager Small Cap Growth Fund - Class I	42,716	231	1,686	—	523	(2,805)	38,979	2.8
JNL Multi-Manager Small Cap Value Fund - Class I	43,475	231	1,686	—	690	(598)	42,112	3.1
JNL Multi-Manager U.S. Select Equity Fund - Class I	171,551	904	6,606	—	3,243	(2,472)	166,620	12.1
JNL/Causeway International Value Select Fund - Class I	124,040	635	4,642	—	1,962	(7,096)	114,899	8.3
JNL/DoubleLine Core Fixed Income Fund - Class I	42,809	231	1,686	—	200	(441)	41,113	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	32,791	173	1,265	—	281	637	32,617	2.4
JNL/JPMorgan MidCap Growth Fund - Class I	21,139	116	846	—	(2)	(1,179)	19,228	1.4
JNL/JPMorgan U.S. Value Fund - Class I	14,721	77	562	—	180	(66)	14,350	1.0
JNL/Loomis Sayles Global Growth Fund - Class I	93,695	500	3,655	—	1,003	(12,950)	78,593	5.7
JNL/Mellon Nasdaq 100 Index Fund - Class I	37,128	193	1,408	—	22	(2,150)	33,785	2.4
JNL/Morningstar SMID Moat Focus Index Fund - Class I	25,521	134	982	—	137	(815)	23,995	1.7
JNL/Morningstar Wide Moat Index Fund - Class I	29,122	154	1,125	—	(241)	(1,630)	26,280	1.9
JNL/Newton Equity Income Fund - Class I	99,261	519	3,796	—	1,066	1,695	98,745	7.2
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	72,213	384	2,809	—	302	(5,177)	64,913	4.7
JNL/T. Rowe Price Growth Stock Fund - Class I	63,565	346	2,530	—	1,021	(8,446)	53,956	3.9
JNL/T. Rowe Price Value Fund - Class I	87,571	462	3,376	—	1,665	2,179	88,501	6.4
JNL/WCM Focused International Equity Fund - Class I	111,929	596	4,358	—	761	(2,677)	106,251	7.7
JNL/WMC Equity Income Fund - Class I	29,020	154	1,124	—	408	(148)	28,310	2.0
	1,456,846	7,464	54,549	—	16,913	(46,336)	1,380,338	100.0
JNL Conservative Allocation Fund
Jackson Credit Opportunities Fund - Class I	29,414	—	—	—	—	(220)	29,194	5.3
Jackson Real Assets Fund - Class I	12,775	—	—	—	—	283	13,058	2.4
JNL Multi-Manager Alternative Fund - Class I	28,710	—	—	—	—	(754)	27,956	5.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	17,486	191	1,000	—	181	266	17,124	3.1
JNL Multi-Manager Mid Cap Fund - Class I	10,017	112	585	—	39	(491)	9,092	1.7
JNL Multi-Manager Small Cap Value Fund - Class I	5,726	64	334	—	83	(71)	5,468	1.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	23,444	254	1,331	—	360	(251)	22,476	4.1
JNL/Causeway International Value Select Fund - Class I	11,987	127	667	—	97	(583)	10,961	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	59,120	652	3,417	—	145	(474)	56,026	10.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	28,759	318	1,666	—	223	(426)	27,208	5.0
JNL/DoubleLine Total Return Fund - Class I	64,822	715	3,747	—	117	(56)	61,851	11.3
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	56,083	620	3,248	—	563	(556)	53,462	9.8
JNL/Lord Abbett Short Duration Income Fund - Class I	17,286	191	1,000	—	4	14	16,495	3.0
JNL/Newton Equity Income Fund - Class I	7,314	79	416	—	58	146	7,181	1.3
JNL/PIMCO Income Fund - Class I	46,448	509	2,667	—	666	(1,027)	43,929	8.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	11,532	127	666	—	9	(97)	10,905	2.0
JNL/PIMCO Real Return Fund - Class I	17,232	191	1,000	—	98	(108)	16,413	3.0
JNL/PPM America High Yield Bond Fund - Class I	7,209	79	416	—	18	(33)	6,857	1.2
JNL/PPM America Investment Grade Credit Fund - Class I	2,873	32	167	—	19	(27)	2,730	0.5
JNL/PPM America Total Return Fund - Class I	53,160	588	3,082	—	74	(66)	50,674	9.3
JNL/T. Rowe Price Capital Appreciation Fund - Class I	34,699	382	2,001	—	802	(2,104)	31,778	5.8
JNL/T. Rowe Price Growth Stock Fund - Class I	4,379	48	250	—	(3)	(505)	3,669	0.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	8,623	96	501	—	66	(113)	8,171	1.5
JNL/WCM Focused International Equity Fund - Class I	10,074	112	585	—	54	(219)	9,436	1.7
JNL/WMC Equity Income Fund - Class I	5,793	64	335	—	10	42	5,574	1.0
	574,965	5,551	29,081	—	3,683	(7,430)	547,688	100.0
JNL Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	92,785	—	—	—	—	(694)	92,091	3.5
Jackson Real Assets Fund - Class I	47,564	—	—	—	—	1,056	48,620	1.8
JNL Multi-Manager Alternative Fund - Class I	98,724	—	—	—	—	(2,593)	96,131	3.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	169,208	2	7,836	—	424	3,943	165,741	6.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager International Small Cap Fund - Class I	112,760	1	5,228	—	878	3,767	112,178	4.3
JNL Multi-Manager Mid Cap Fund - Class I	132,359	2	6,205	—	2,424	(8,347)	120,233	4.6
JNL Multi-Manager Small Cap Growth Fund - Class I	68,556	1	3,263	—	424	(4,008)	61,710	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	69,760	1	3,263	—	2,041	(1,845)	66,694	2.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	288,263	3	13,384	—	6,565	(5,147)	276,300	10.5
JNL/Causeway International Value Select Fund - Class I	225,395	3	9,789	—	3,381	(12,490)	206,500	7.8
JNL/DoubleLine Core Fixed Income Fund - Class I	90,908	1	4,239	—	761	(1,260)	86,171	3.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	28,060	—	1,310	—	234	(430)	26,554	1.0
JNL/DoubleLine Total Return Fund - Class I	97,853	1	4,572	—	458	(355)	93,385	3.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	62,760	1	2,941	—	363	(349)	59,834	2.3
JNL/GQG Emerging Markets Equity Fund - Class I	56,136	1	2,608	—	753	836	55,118	2.1
JNL/JPMorgan MidCap Growth Fund - Class I	47,933	1	2,287	—	(1)	(2,640)	43,006	1.6
JNL/JPMorgan U.S. Value Fund - Class I	21,293	—	977	—	311	(136)	20,491	0.8
JNL/Loomis Sayles Global Growth Fund - Class I	131,966	2	6,204	—	2,101	(18,781)	109,084	4.1
JNL/Lord Abbett Short Duration Income Fund - Class I	21,144	—	976	—	9	13	20,190	0.8
JNL/Mellon Nasdaq 100 Index Fund - Class I	42,835	—	1,952	—	30	(2,459)	38,454	1.5
JNL/Morningstar SMID Moat Focus Index Fund - Class I	35,162	—	1,631	—	231	(1,143)	32,619	1.2
JNL/Morningstar Wide Moat Index Fund - Class I	56,078	1	2,608	—	(398)	(3,147)	49,926	1.9
JNL/Newton Equity Income Fund - Class I	155,781	2	7,181	—	2,018	2,359	152,979	5.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	13,917	—	655	—	89	(193)	13,158	0.5
JNL/PPM America High Yield Bond Fund - Class I	19,572	—	917	—	40	(80)	18,615	0.7
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	125,435	2	5,872	—	635	(9,011)	111,189	4.2
JNL/T. Rowe Price Growth Stock Fund - Class I	109,323	1	5,228	—	2,158	(14,819)	91,435	3.5
JNL/T. Rowe Price Value Fund - Class I	133,517	2	6,204	—	3,743	2,154	133,212	5.1
JNL/WCM Focused International Equity Fund - Class I	194,447	2	9,145	—	(438)	(2,708)	182,158	6.9
JNL/WMC Equity Income Fund - Class I	55,886	1	2,609	—	948	(426)	53,800	2.0
	2,805,380	31	119,084	—	30,182	(78,933)	2,637,576	100.0
JNL Moderate Allocation Fund
Jackson Credit Opportunities Fund - Class I	97,669	—	—	—	—	(731)	96,938	5.5
Jackson Real Assets Fund - Class I	43,210	—	—	—	—	959	44,169	2.5
JNL Multi-Manager Alternative Fund - Class I	90,632	—	—	—	—	(2,380)	88,252	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	55,988	156	2,238	—	(80)	1,509	55,335	3.1
JNL Multi-Manager International Small Cap Fund - Class I	23,343	65	934	—	(48)	1,007	23,433	1.3
JNL Multi-Manager Mid Cap Fund - Class I	55,331	156	2,238	—	1,018	(3,527)	50,740	2.9
JNL Multi-Manager Small Cap Growth Fund - Class I	18,036	52	744	—	22	(980)	16,386	0.9
JNL Multi-Manager Small Cap Value Fund - Class I	18,529	52	743	—	278	(234)	17,882	1.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	125,782	351	5,044	—	1,900	(1,295)	121,694	6.8
JNL/Causeway International Value Select Fund - Class I	81,421	221	3,172	—	1,056	(4,388)	75,138	4.2
JNL/DoubleLine Core Fixed Income Fund - Class I	120,459	338	4,849	—	421	(1,088)	115,281	6.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	73,936	208	2,983	—	735	(1,261)	70,635	4.0
JNL/DoubleLine Total Return Fund - Class I	129,659	364	5,222	—	322	(184)	124,939	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	124,730	351	5,032	—	938	(909)	120,078	6.8
JNL/GQG Emerging Markets Equity Fund - Class I	18,933	52	744	—	241	293	18,775	1.1
JNL/Loomis Sayles Global Growth Fund - Class I	55,360	156	2,238	—	554	(7,612)	46,220	2.6
JNL/Lord Abbett Short Duration Income Fund - Class I	55,518	156	2,238	—	11	48	53,495	3.0
JNL/Morningstar Wide Moat Index Fund - Class I	23,216	65	933	—	(199)	(1,286)	20,863	1.2
JNL/Newton Equity Income Fund - Class I	56,298	156	2,238	—	327	1,252	55,795	3.1
JNL/PIMCO Income Fund - Class I	106,827	299	4,288	—	1,076	(1,906)	102,008	5.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	27,759	78	1,116	—	96	(307)	26,510	1.5
JNL/PIMCO Real Return Fund - Class I	27,677	78	1,117	—	159	(173)	26,624	1.5
JNL/PPM America High Yield Bond Fund - Class I	18,563	52	744	—	32	(71)	17,832	1.0
JNL/PPM America Total Return Fund - Class I	106,241	299	4,287	—	285	(262)	102,276	5.8
JNL/T. Rowe Price Capital Appreciation Fund - Class I	106,439	299	4,286	—	2,075	(6,100)	98,427	5.5
JNL/T. Rowe Price Growth Stock Fund - Class I	18,375	52	745	—	(12)	(2,132)	15,538	0.9
JNL/T. Rowe Price U.S. High Yield Fund - Class I	27,706	78	1,116	—	316	(469)	26,515	1.5
JNL/T. Rowe Price Value Fund - Class I	37,266	104	1,494	—	292	1,355	37,523	2.1
JNL/WCM Focused International Equity Fund - Class I	73,893	208	2,982	—	(986)	(259)	69,874	3.9
JNL/WMC Equity Income Fund - Class I	38,191	104	1,494	—	545	(195)	37,151	2.1
	1,856,987	4,550	65,259	—	11,374	(31,326)	1,776,326	100.0
JNL Moderate Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	153,146	—	—	—	—	(1,146)	152,000	4.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Real Assets Fund - Class I	79,776	—	—	—	—	1,771	81,547	2.5
JNL Multi-Manager Alternative Fund - Class I	162,899	—	—	—	—	(4,277)	158,622	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	137,461	4	6,909	—	2,409	1,173	134,138	4.2
JNL Multi-Manager International Small Cap Fund - Class I	68,378	2	3,462	—	1,411	1,426	67,755	2.1
JNL Multi-Manager Mid Cap Fund - Class I	135,174	4	6,908	—	3,122	(9,182)	122,210	3.8
JNL Multi-Manager Small Cap Growth Fund - Class I	49,686	2	2,593	—	357	(2,960)	44,492	1.4
JNL Multi-Manager Small Cap Value Fund - Class I	50,796	2	2,593	—	1,208	(1,064)	48,349	1.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	307,503	9	15,557	—	7,647	(6,067)	293,535	9.2
JNL/Causeway International Value Select Fund - Class I	209,748	6	10,371	—	4,429	(12,851)	190,961	6.0
JNL/DoubleLine Core Fixed Income Fund - Class I	162,450	5	8,205	—	630	(1,517)	153,363	4.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	84,603	3	4,316	—	773	(1,364)	79,699	2.5
JNL/DoubleLine Total Return Fund - Class I	178,018	5	9,075	—	922	(724)	169,146	5.3
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	177,621	5	9,075	—	1,691	(1,640)	168,602	5.3
JNL/GQG Emerging Markets Equity Fund - Class I	42,408	1	2,165	—	901	310	41,455	1.3
JNL/JPMorgan MidCap Growth Fund - Class I	41,895	1	2,166	—	(123)	(2,192)	37,415	1.2
JNL/JPMorgan U.S. Value Fund - Class I	17,188	—	868	—	300	(159)	16,461	0.5
JNL/Loomis Sayles Global Growth Fund - Class I	135,597	4	6,909	—	1,830	(19,025)	111,497	3.5
JNL/Lord Abbett Short Duration Income Fund - Class I	93,172	3	4,728	—	23	78	88,548	2.8
JNL/Morningstar Wide Moat Index Fund - Class I	59,524	2	3,020	—	(359)	(3,406)	52,741	1.6
JNL/Newton Equity Income Fund - Class I	146,009	4	7,351	—	2,070	2,047	142,779	4.5
JNL/PIMCO Income Fund - Class I	93,522	3	4,759	—	1,045	(1,760)	88,051	2.7
JNL/PIMCO Real Return Fund - Class I	50,701	2	2,594	—	602	(625)	48,086	1.5
JNL/PPM America High Yield Bond Fund - Class I	16,957	—	868	—	37	(73)	16,053	0.5
JNL/PPM America Total Return Fund - Class I	109,848	3	5,613	—	886	(856)	104,268	3.3
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	152,098	5	7,779	—	795	(10,966)	134,153	4.2
JNL/T. Rowe Price Growth Stock Fund - Class I	111,090	3	5,613	—	3,008	(15,909)	92,579	2.9
JNL/T. Rowe Price U.S. High Yield Fund - Class I	16,908	—	869	—	132	(224)	15,947	0.5
JNL/T. Rowe Price Value Fund - Class I	102,269	3	5,185	—	3,164	1,377	101,628	3.2
JNL/WCM Focused International Equity Fund - Class I	186,296	6	9,503	—	1,961	(4,957)	173,803	5.4
JNL/WMC Equity Income Fund - Class I	67,812	2	3,462	—	1,259	(618)	64,993	2.0
	3,400,553	89	152,516	—	42,130	(95,380)	3,194,876	100.0
JNL/JPMorgan Managed Aggressive Growth Fund
Jackson Credit Opportunities Fund - Class I	31,301	—	—	—	—	(234)	31,067	1.6
Jackson Real Assets Fund - Class I	23,653	—	—	—	—	525	24,178	1.2
JNL Multi-Manager Alternative Fund - Class I	47,282	—	—	—	—	(1,241)	46,041	2.4
JNL Multi-Manager Emerging Markets Equity Fund - Class I	73,244	26	3,122	—	313	1,564	72,025	3.7
JNL Multi-Manager Mid Cap Fund - Class I	67,272	24	2,903	—	487	(3,515)	61,365	3.2
JNL Multi-Manager Small Cap Growth Fund - Class I	61,124	22	2,681	—	1,167	(4,388)	55,244	2.8
JNL Multi-Manager Small Cap Value Fund - Class I	62,197	22	2,681	—	1,571	(1,410)	59,699	3.1
JNL Multi-Manager U.S. Select Equity Fund - Class I	94,326	14,962	3,966	—	773	(21)	106,074	5.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	122,240	45	5,364	—	3,503	(15,022)	105,402	5.4
JNL/Causeway International Value Select Fund - Class I	172,291	60	7,146	—	2,732	(9,731)	158,206	8.1
JNL/ClearBridge Large Cap Growth Fund - Class I	133,388	49	5,805	—	2,919	(15,080)	115,471	5.9
JNL/DoubleLine Total Return Fund - Class I	42,528	15	1,782	—	241	(198)	40,804	2.1
JNL/GQG Emerging Markets Equity Fund - Class I	41,535	15	1,791	—	307	866	40,932	2.1
JNL/Invesco Diversified Dividend Fund - Class I	99,443	36	4,243	—	1,944	(1,429)	95,751	4.9
JNL/JPMorgan MidCap Growth Fund - Class I	40,696	15	1,790	—	461	(2,717)	36,665	1.9
JNL/JPMorgan U.S. Value Fund - Class I	62,985	22	2,681	—	1,421	(913)	60,834	3.1
JNL/Lazard International Quality Growth Fund - Class I	68,835	24	2,902	—	298	(6,440)	59,815	3.1
JNL/Mellon Nasdaq 100 Index Fund - Class I	31,944	11	1,341	—	20	(1,837)	28,797	1.5
JNL/MFS Mid Cap Value Fund - Class I	36,313	13	1,562	—	92	356	35,212	1.8
JNL/Newton Equity Income Fund - Class I	99,779	36	4,243	—	1,636	1,158	98,366	5.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	10,438	4	451	—	51	(129)	9,913	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	10,299	4	451	—	51	(83)	9,820	0.5
JNL/PPM America Total Return Fund - Class I	42,391	15	1,782	—	234	(226)	40,632	2.1
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	52,153	19	2,232	—	240	(3,737)	46,443	2.4
JNL/T. Rowe Price Growth Stock Fund - Class I	131,674	49	5,805	—	3,375	(18,670)	110,623	5.7
JNL/T. Rowe Price Value Fund - Class I	151,283	54	6,476	—	3,719	2,958	151,538	7.8
JNL/WCM Focused International Equity Fund - Class I	124,498	45	5,363	—	134	(2,184)	117,130	6.0
JNL/William Blair International Leaders Fund - Class I	89,857	32	3,793	—	23	56	86,175	4.4
JNL/WMC Value Fund - Class I	57,395	21	17,437	—	7,299	(7,545)	39,733	2.1
	2,082,364	15,640	99,793	—	35,011	(89,267)	1,943,955	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan Managed Conservative Fund
Jackson Credit Opportunities Fund - Class I	13,637	—	—	—	—	(102)	13,535	2.3
Jackson Real Assets Fund - Class I	9,972	—	—	—	—	221	10,193	1.7
JNL Multi-Manager Alternative Fund - Class I	28,295	—	—	—	—	(743)	27,552	4.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	7,691	11	443	—	(21)	222	7,460	1.2
JNL Multi-Manager Mid Cap Fund - Class I	9,553	14	556	—	249	(670)	8,590	1.4
JNL Multi-Manager Small Cap Growth Fund - Class I	4,701	7	280	—	73	(314)	4,187	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	4,723	7	280	—	39	(22)	4,467	0.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	9,647	14	556	—	109	(58)	9,156	1.5
JNL/Causeway International Value Select Fund - Class I	11,594	17	648	—	145	(603)	10,505	1.7
JNL/ClearBridge Large Cap Growth Fund - Class I	9,507	14	555	—	178	(1,037)	8,107	1.3
JNL/DoubleLine Core Fixed Income Fund - Class I	57,512	86	3,336	—	168	(476)	53,954	9.0
JNL/DoubleLine Total Return Fund - Class I	60,658	91	3,526	—	112	(44)	57,291	9.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	51,078	77	2,968	—	252	(235)	48,204	8.0
JNL/Invesco Diversified Dividend Fund - Class I	7,406	11	426	—	217	(175)	7,033	1.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	55,811	84	3,245	—	201	(112)	52,739	8.8
JNL/JPMorgan U.S. Value Fund - Class I	3,232	5	185	—	22	6	3,080	0.5
JNL/Lazard International Quality Growth Fund - Class I	3,210	5	184	—	13	(296)	2,748	0.5
JNL/Mellon Nasdaq 100 Index Fund - Class I	7,204	11	409	—	6	(412)	6,400	1.1
JNL/Neuberger Berman Strategic Income Fund - Class I	27,170	41	1,576	—	322	(475)	25,482	4.2
JNL/Newton Equity Income Fund - Class I	7,445	11	426	—	74	136	7,240	1.2
JNL/PIMCO Income Fund - Class I	44,809	67	2,596	—	532	(869)	41,943	7.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	28,721	43	1,668	—	60	(272)	26,884	4.5
JNL/PIMCO Real Return Fund - Class I	31,840	48	1,853	—	431	(444)	30,022	5.0
JNL/PPM America High Yield Bond Fund - Class I	22,347	33	1,296	—	114	(158)	21,040	3.5
JNL/PPM America Investment Grade Credit Fund - Class I	22,282	33	1,296	—	147	(216)	20,950	3.5
JNL/PPM America Total Return Fund - Class I	57,324	86	3,336	—	92	(74)	54,092	9.0
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	9,532	14	556	—	61	(691)	8,360	1.4
JNL/T. Rowe Price Growth Stock Fund - Class I	9,369	14	556	—	243	(1,320)	7,750	1.3
JNL/T. Rowe Price Value Fund - Class I	8,993	13	518	—	269	130	8,887	1.5
JNL/WCM Focused International Equity Fund - Class I	7,956	12	463	—	30	(154)	7,381	1.2
JNL/William Blair International Leaders Fund - Class I	6,512	10	373	—	78	(66)	6,161	1.0
	639,731	879	34,110	—	4,216	(9,323)	601,393	100.0
JNL/JPMorgan Managed Growth Fund
Jackson Credit Opportunities Fund - Class I	59,474	—	—	—	—	(445)	59,029	1.6
Jackson Real Assets Fund - Class I	44,821	—	—	—	—	997	45,818	1.3
JNL Multi-Manager Alternative Fund - Class I	90,773	—	—	—	—	(2,384)	88,389	2.4
JNL Multi-Manager Emerging Markets Equity Fund - Class I	128,750	—	6,312	—	1,169	2,179	125,786	3.4
JNL Multi-Manager Mid Cap Fund - Class I	117,610	—	5,832	—	968	(6,233)	106,513	2.9
JNL Multi-Manager Small Cap Growth Fund - Class I	101,055	—	5,093	—	2,210	(7,497)	90,675	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	103,256	—	5,112	—	2,994	(2,701)	98,437	2.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	148,885	20,882	7,207	—	1,411	(242)	163,729	4.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	212,164	—	10,685	—	3,570	(23,482)	181,567	5.0
JNL/Causeway International Value Select Fund - Class I	286,043	—	13,602	—	4,431	(15,915)	260,957	7.1
JNL/ClearBridge Large Cap Growth Fund - Class I	213,473	—	10,685	—	5,442	(24,836)	183,394	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	117,823	—	5,832	—	503	(1,146)	111,348	3.0
JNL/DoubleLine Total Return Fund - Class I	159,270	—	7,769	—	722	(550)	151,673	4.1
JNL/GQG Emerging Markets Equity Fund - Class I	58,949	—	2,916	—	1,077	602	57,712	1.6
JNL/Invesco Diversified Dividend Fund - Class I	158,558	—	7,769	—	3,291	(2,436)	151,644	4.1
JNL/JPMorgan MidCap Growth Fund - Class I	67,425	—	3,396	—	1,181	(4,901)	60,309	1.7
JNL/JPMorgan U.S. Value Fund - Class I	99,535	—	4,854	—	2,739	(1,917)	95,503	2.6
JNL/Lazard International Quality Growth Fund - Class I	99,228	—	4,800	—	479	(9,300)	85,607	2.3
JNL/Mellon Nasdaq 100 Index Fund - Class I	50,211	—	2,436	—	34	(2,876)	44,933	1.2
JNL/MFS Mid Cap Value Fund - Class I	58,864	—	2,916	—	175	565	56,688	1.6
JNL/Newton Equity Income Fund - Class I	158,705	—	7,769	—	2,970	1,497	155,403	4.2
JNL/PIMCO Income Fund - Class I	78,749	—	3,894	—	32	(634)	74,253	2.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	49,096	—	2,436	—	275	(643)	46,292	1.3
JNL/PPM America Investment Grade Credit Fund - Class I	39,225	—	1,938	—	219	(345)	37,161	1.0
JNL/PPM America Total Return Fund - Class I	146,730	—	7,290	—	297	(259)	139,478	3.8
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	88,852	—	4,374	—	463	(6,395)	78,546	2.1
JNL/T. Rowe Price Growth Stock Fund - Class I	229,395	—	11,663	—	7,179	(33,737)	191,174	5.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Value Fund - Class I	286,787	—	14,080	—	7,370	5,331	285,408	7.8
JNL/WCM Focused International Equity Fund - Class I	206,416	—	10,206	—	(3,364)	56	192,902	5.3
JNL/William Blair International Leaders Fund - Class I	180,625	—	8,748	—	63	169	172,109	4.7
JNL/WMC Value Fund - Class I	98,833	—	25,817	—	13,764	(14,078)	72,702	2.0
	3,939,580	20,882	205,431	—	61,664	(151,556)	3,665,139	100.0
JNL/JPMorgan Managed Moderate Fund
Jackson Credit Opportunities Fund - Class I	33,266	—	—	—	—	(248)	33,018	2.2
Jackson Real Assets Fund - Class I	24,443	—	—	—	—	542	24,985	1.7
JNL Multi-Manager Alternative Fund - Class I	55,415	—	—	—	—	(1,456)	53,959	3.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	28,132	1	1,315	—	412	311	27,541	1.8
JNL Multi-Manager Mid Cap Fund - Class I	23,867	1	1,126	—	185	(1,259)	21,668	1.4
JNL Multi-Manager Small Cap Growth Fund - Class I	21,474	1	1,028	—	445	(1,575)	19,317	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	21,996	1	1,036	—	244	(187)	21,018	1.4
JNL Multi-Manager U.S. Select Equity Fund - Class I	40,180	2	1,882	—	363	(167)	38,496	2.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	27,399	1	1,314	—	437	(3,017)	23,506	1.6
JNL/Causeway International Value Select Fund - Class I	61,975	3	2,819	—	682	(3,200)	56,641	3.8
JNL/ClearBridge Large Cap Growth Fund - Class I	31,146	2	1,504	—	752	(3,588)	26,808	1.8
JNL/DoubleLine Core Fixed Income Fund - Class I	111,837	6	5,268	—	381	(999)	105,957	7.0
JNL/DoubleLine Total Return Fund - Class I	127,760	6	6,016	—	241	(109)	121,882	8.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	95,545	5	4,512	—	375	(355)	91,058	6.0
JNL/GQG Emerging Markets Equity Fund - Class I	11,960	1	567	—	84	254	11,732	0.8
JNL/Invesco Diversified Dividend Fund - Class I	36,199	2	1,694	—	733	(544)	34,696	2.3
JNL/JPMorgan MidCap Growth Fund - Class I	11,725	1	568	—	92	(740)	10,510	0.7
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	95,560	5	4,513	—	275	(133)	91,194	6.0
JNL/JPMorgan U.S. Value Fund - Class I	8,067	—	377	—	43	22	7,755	0.5
JNL/Lazard International Quality Growth Fund - Class I	11,932	1	568	—	(61)	(1,001)	10,303	0.7
JNL/Mellon Nasdaq 100 Index Fund - Class I	36,740	2	1,693	—	20	(2,108)	32,961	2.2
JNL/MFS Mid Cap Value Fund - Class I	11,948	1	567	—	32	115	11,529	0.8
JNL/Neuberger Berman Strategic Income Fund - Class I	47,883	2	2,259	—	459	(737)	45,348	3.0
JNL/Newton Equity Income Fund - Class I	32,250	2	1,504	—	255	647	31,650	2.1
JNL/PIMCO Income Fund - Class I	80,065	4	3,749	—	778	(1,398)	75,700	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	63,753	3	3,008	—	102	(585)	60,265	4.0
JNL/PIMCO Real Return Fund - Class I	47,727	2	2,259	—	517	(542)	45,445	3.0
JNL/PPM America High Yield Bond Fund - Class I	39,879	2	1,882	—	164	(247)	37,916	2.5
JNL/PPM America Investment Grade Credit Fund - Class I	23,774	1	1,126	—	126	(204)	22,571	1.5
JNL/PPM America Total Return Fund - Class I	111,443	6	5,268	—	483	(460)	106,204	7.0
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	27,915	1	1,314	—	136	(2,007)	24,731	1.6
JNL/T. Rowe Price Growth Stock Fund - Class I	46,694	2	2,260	—	1,389	(6,808)	39,017	2.6
JNL/T. Rowe Price Value Fund - Class I	48,167	2	2,260	—	1,337	789	48,035	3.2
JNL/WCM Focused International Equity Fund - Class I	36,238	2	1,692	—	314	(910)	33,952	2.2
JNL/William Blair International Leaders Fund - Class I	44,501	2	2,070	—	333	(291)	42,475	2.8
JNL/WMC Value Fund - Class I	20,050	1	937	—	462	(448)	19,128	1.3
	1,598,905	74	69,955	—	12,590	(32,643)	1,508,971	100.0
JNL/JPMorgan Managed Moderate Growth Fund
Jackson Credit Opportunities Fund - Class I	72,168	—	—	—	—	(540)	71,628	2.1
Jackson Real Assets Fund - Class I	54,501	—	—	—	—	1,210	55,711	1.7
JNL Multi-Manager Alternative Fund - Class I	124,623	—	—	—	—	(3,272)	121,351	3.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	81,009	—	3,713	—	875	1,200	79,371	2.4
JNL Multi-Manager Mid Cap Fund - Class I	84,918	—	3,881	—	644	(4,464)	77,217	2.3
JNL Multi-Manager Small Cap Growth Fund - Class I	70,180	—	3,298	—	1,498	(5,187)	63,193	1.9
JNL Multi-Manager Small Cap Value Fund - Class I	71,454	—	3,298	—	1,534	(1,349)	68,341	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	99,155	16,896	4,472	—	865	(49)	112,395	3.3
JNL/BlackRock Large Cap Select Growth Fund - Class I	87,744	—	4,127	—	1,379	(9,633)	75,363	2.2
JNL/Causeway International Value Select Fund - Class I	185,527	—	8,254	—	2,924	(10,460)	169,737	5.0
JNL/ClearBridge Large Cap Growth Fund - Class I	159,011	—	7,425	—	3,720	(18,196)	137,110	4.1
JNL/DoubleLine Core Fixed Income Fund - Class I	161,201	—	7,426	—	480	(1,370)	152,885	4.5
JNL/DoubleLine Total Return Fund - Class I	205,952	—	9,481	—	380	(168)	196,683	5.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	134,677	—	6,182	—	521	(493)	128,523	3.8
JNL/GQG Emerging Markets Equity Fund - Class I	44,800	—	2,056	—	303	958	44,005	1.3
JNL/Invesco Diversified Dividend Fund - Class I	108,204	—	4,955	—	2,098	(1,537)	103,810	3.1
JNL/JPMorgan MidCap Growth Fund - Class I	43,893	—	2,057	—	1,213	(3,639)	39,410	1.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	169,751	—	7,839	—	514	(262)	162,164	4.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan U.S. Value Fund - Class I	81,495	—	3,713	—	1,910	(1,254)	78,438	2.3
JNL/Lazard International Quality Growth Fund - Class I	72,133	—	3,269	—	(608)	(5,821)	62,435	1.9
JNL/Mellon Nasdaq 100 Index Fund - Class I	54,830	—	2,469	—	32	(3,148)	49,245	1.5
JNL/MFS Mid Cap Value Fund - Class I	41,056	—	1,902	—	109	397	39,660	1.2
JNL/Newton Equity Income Fund - Class I	90,027	—	4,126	—	1,605	913	88,419	2.6
JNL/PIMCO Income Fund - Class I	107,667	—	4,956	—	1,014	(1,846)	101,879	3.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	98,321	—	4,541	—	203	(949)	93,034	2.8
JNL/PPM America High Yield Bond Fund - Class I	53,755	—	2,470	—	781	(893)	51,173	1.5
JNL/PPM America Investment Grade Credit Fund - Class I	71,347	—	3,299	—	370	(602)	67,816	2.0
JNL/PPM America Total Return Fund - Class I	178,508	—	8,253	—	788	(752)	170,291	5.1
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	62,771	—	2,884	—	304	(4,508)	55,683	1.7
JNL/T. Rowe Price Growth Stock Fund - Class I	182,651	—	8,668	—	5,335	(26,524)	152,794	4.5
JNL/T. Rowe Price Value Fund - Class I	188,968	—	8,668	—	4,970	3,360	188,630	5.6
JNL/WCM Focused International Equity Fund - Class I	142,878	—	6,597	—	(1,142)	(1,202)	133,937	4.0
JNL/William Blair International Leaders Fund - Class I	127,046	—	5,768	—	1,503	(1,390)	121,391	3.6
JNL/WMC Value Fund - Class I	71,916	—	20,263	—	10,603	(10,877)	51,379	1.5
	3,584,137	16,896	170,310	—	46,725	(112,347)	3,365,101	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	17,230	—	17,066	—	(109)	(55)	—	—
American Funds Insurance Series - American High-Income Trust - Class 1	78,497	249	78,345	—	(3,762)	3,361	—	—
	95,727	249	95,411	—	(3,871)	3,306	—	—
JNL/American Funds Moderate Growth Allocation Fund
American Funds Insurance Series - American High-Income Trust - Class 1	94,627	356	94,509	—	(3,568)	3,094	—	—
	94,627	356	94,509	—	(3,568)	3,094	—	—

JNL Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	—	7,800	7,800	3	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	25,383	194,339	211,064	171	—	—	8,658	2.1
	25,383	202,139	218,864	174	—	—	8,658	2.1

JNL Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	99	9,507	9,606	2	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	15,845	176,227	182,360	105	—	—	9,712	4.2
	15,944	185,734	191,966	107	—	—	9,712	4.2

JNL Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	114	6,816	6,642	2	—	—	288	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL Moderate Growth ETF Allocation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.63% - Class SL	24,816	214,388	230,031	195	—	—	9,173	2.6
	24,930	221,204	236,673	197	—	—	9,461	2.7

JNL/Vanguard Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,276	14,094	15,370	4	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	79,268	493,054	510,196	743	—	—	62,126	3.1
	80,544	507,148	525,566	747	—	—	62,126	3.1

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	232	9,682	9,914	2	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	43,951	319,907	346,441	447	—	—	17,417	3.1
	44,183	329,589	356,355	449	—	—	17,417	3.1

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,558	11,408	12,966	3	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	25,219	470,877	434,234	500	—	—	61,862	6.5
	26,777	482,285	447,200	503	—	—	61,862	6.5

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value under U.S. GAAP, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.5%
U.S. Treasury Note 35.7%
Treasury, United States Department of
4.50%, 04/15/27 - 11/15/33	11,740	11,896
0.50%, 04/30/27 - 10/31/27	6,555	6,268
2.75%, 04/30/27 - 08/15/32	11,660	11,196
2.38%, 05/15/27 - 03/31/29	5,385	5,212
2.63%, 05/31/27 - 07/31/29	6,860	6,670
3.88%, 05/31/27 - 08/15/34	42,790	42,522
4.63%, 06/15/27 - 02/15/35	15,275	15,616
3.75%, 06/30/27 - 02/28/33	21,110	20,880
4.38%, 07/15/27 - 05/15/34	13,905	14,074
2.25%, 08/15/27 - 11/15/27	3,425	3,348
3.13%, 08/31/27 - 11/15/28	5,625	5,539
3.63%, 08/31/27 - 09/30/31	26,895	26,617
3.38%, 09/15/27 - 05/15/33	12,640	12,421
0.38%, 09/30/27	3,210	3,049
3.50%, 09/30/27 - 02/15/33	30,340	29,995
4.13%, 09/30/27 - 02/15/36	24,740	24,806
0.63%, 11/30/27 - 08/15/30	9,100	8,026
4.00%, 12/15/27 - 11/15/35	31,575	31,463
4.25%, 01/15/28 - 08/15/35	25,965	26,123
0.75%, 01/31/28	1,310	1,239
1.13%, 02/29/28 - 02/15/31	10,285	9,388
1.25%, 03/31/28 - 08/15/31	6,495	6,004
2.88%, 05/15/28 - 05/15/32	8,732	8,348
1.00%, 07/31/28	1,835	1,721
1.38%, 10/31/28 - 12/31/28	7,710	7,238
4.88%, 10/31/28 - 10/31/30	2,525	2,602
1.75%, 01/31/29 - 11/15/29	4,185	3,897
3.25%, 06/30/29	410	403
1.63%, 08/15/29 - 05/15/31	5,860	5,274
1.50%, 02/15/30	3,925	3,592
0.88%, 11/15/30	4,905	4,275
3.50%, 02/28/31 (a)	3,100	3,040
1.88%, 02/15/32	6,455	5,724
		368,466
Mortgage-Backed Securities 23.9%
Federal Home Loan Mortgage Corporation
4.00%, 05/01/26 - 04/01/53	4,269	4,091
3.50%, 07/01/26 - 05/01/52	4,523	4,232
3.00%, 01/01/27 - 04/01/52	5,317	4,842
2.50%, 08/01/27 - 05/01/52	11,908	10,247
6.50%, 07/01/28 - 12/01/53	628	651
5.50%, 11/01/28 - 12/01/55	7,815	7,888
2.00%, 01/01/29 - 03/01/52	21,083	17,525
6.00%, 02/01/29 - 01/01/55	3,126	3,201
5.00%, 06/01/30 - 02/01/56	4,481	4,449
4.50%, 08/01/30 - 07/01/53	2,724	2,661
1.50%, 02/01/36 - 03/01/52	5,119	4,222
Federal National Mortgage Association, Inc.
4.50%, 05/01/26 - 12/01/55	2,993	2,934
4.00%, 06/01/26 - 09/01/52	6,298	6,050
3.50%, 08/01/26 - 06/01/52	8,342	7,803
3.00%, 11/01/26 - 03/01/52	14,231	12,877
2.50%, 03/01/27 - 05/01/52	22,777	19,494
2.00%, 09/01/28 - 06/01/52	31,301	25,931
5.00%, 09/01/29 - 12/01/55	6,282	6,238
6.00%, 11/01/31 - 10/01/55	5,324	5,472
5.50%, 01/01/32 - 04/01/55	6,863	6,947
6.50%, 07/01/32 - 12/01/38	79	84
1.50%, 09/01/35 - 09/01/51	6,244	5,231
7.00%, 12/01/35 - 06/01/55	501	526
TBA, 3.00%, 04/15/41 (b)	25	24
TBA, 3.50%, 04/15/41 (b)	225	216
TBA, 4.00%, 04/15/41 (b)	375	366
TBA, 4.50%, 04/15/41 - 04/15/56 (b)	3,075	2,981
TBA, 5.00%, 04/15/41 - 04/15/56 (b)	3,700	3,662
TBA, 5.50%, 04/15/41 - 04/15/56 (b)	3,675	3,697
TBA, 6.00%, 04/15/41 - 04/15/56 (b)	6,900	7,033
TBA, 6.50%, 04/15/56 (b)	5,325	5,507
TBA, 7.00%, 04/15/56 - 05/15/56 (b)	800	841
Government National Mortgage Association
4.50%, 04/20/26 - 12/20/54	1,813	1,783
3.50%, 05/15/26 - 07/20/50	6,148	5,781
3.00%, 01/20/27 - 09/20/50	7,009	6,349
2.50%, 08/20/27 - 01/20/51	3,355	2,904
8.50%, 06/15/30	—	—
6.00%, 05/15/32 - 12/20/40	26	26
5.00%, 03/15/33 - 01/20/55	1,081	1,088
5.50%, 08/15/33 - 08/20/55	1,721	1,733
6.50%, 07/15/38	3	3
4.00%, 06/15/39 - 10/20/49	2,786	2,673
2.00%, 11/20/50 - 01/20/51	1,453	1,198
TBA, 2.00%, 04/15/56 (b)	1,300	1,071
TBA, 4.00%, 04/15/56 (b)	1,000	936
TBA, 4.50%, 04/15/56 (b)	2,775	2,676
TBA, 5.00%, 04/15/56 (b)	6,025	5,962
TBA, 5.50%, 04/15/56 (b)	4,375	4,399
TBA, 6.00%, 04/15/56 (b)	4,200	4,269
TBA, 6.50%, 04/15/56 (b)	1,450	1,507
TBA, 7.00%, 04/15/56 (b)	325	335
Government National Mortgage Association II
2.00%, 03/20/51 - 05/20/52	6,914	5,701
2.50%, 04/20/51 - 07/20/52	6,857	5,890
3.00%, 11/20/51 - 06/20/52	390	349
3.50%, 04/20/52 - 09/20/52	132	122
4.50%, 07/20/52 - 05/20/53	475	462
4.00%, 09/20/52	305	288
5.50%, 07/20/53 - 05/20/54	1,506	1,524
5.00%, 08/20/53	325	324
		247,276
U.S. Treasury Bond 9.7%
Treasury, United States Department of
6.25%, 05/15/30	2,650	2,879
5.38%, 02/15/31	85	90
4.50%, 02/15/36 - 11/15/54	5,580	5,431
4.25%, 05/15/39 - 08/15/54	5,825	5,286
4.38%, 11/15/39 - 08/15/43	1,695	1,629
1.13%, 05/15/40 - 08/15/40	5,830	3,657
3.88%, 08/15/40 - 05/15/43	1,275	1,136
1.38%, 11/15/40 - 08/15/50	6,596	3,624
1.88%, 02/15/41 - 11/15/51	6,670	3,984
4.75%, 02/15/41 - 02/15/56	12,050	11,819
2.25%, 05/15/41 - 02/15/52	7,445	4,767
1.75%, 08/15/41	730	488
3.75%, 08/15/41 - 11/15/43	905	786
3.13%, 11/15/41 - 05/15/48	5,713	4,463
2.38%, 02/15/42 - 05/15/51	7,400	4,922
3.00%, 05/15/42 - 08/15/52	5,613	4,148
3.25%, 05/15/42	2,450	2,021
2.75%, 08/15/42 - 11/15/47	2,954	2,180
3.38%, 08/15/42 - 05/15/44	4,577	3,767
2.88%, 05/15/43 - 05/15/52	4,792	3,491
3.63%, 08/15/43 - 05/15/53	10,436	8,578
4.63%, 05/15/44 - 11/15/55	8,175	7,833
4.13%, 08/15/44 - 08/15/53	3,420	3,018
5.00%, 05/15/45	555	562
4.88%, 08/15/45	550	548
2.50%, 02/15/46 - 05/15/46	4,670	3,213
2.00%, 02/15/50 - 08/15/51	5,574	3,217
1.25%, 05/15/50	1,497	710
1.63%, 11/15/50	2,460	1,283
4.00%, 11/15/52	880	756
		100,286
Sovereign 1.3%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28	300	301
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.55%, 03/14/37	250	270
5.88%, 08/08/54	200	192
Export Development Canada
4.75%, 06/05/34	400	413
Export-Import Bank of Korea, The
3.88%, 01/13/31	200	197

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
4.38%, 01/13/36	200	195
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	127	127
4.13%, 11/20/45	200	170
5.10%, 06/18/50	100	91
4.98%, 04/20/55	100	88
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	395
5.00%, 05/07/29 - 04/27/51	500	435
8.30%, 08/15/31	300	348
4.75%, 04/27/32 - 03/08/44	856	732
5.63%, 09/22/35	200	193
6.13%, 02/09/38	200	195
4.60%, 01/23/46	250	191
6.40%, 05/07/54	200	187
5.75%, 10/12/10	400	326
Gouvernement de la Province de Quebec
3.63%, 04/13/28	300	298
Government of the Province of British Columbia
4.80%, 06/11/35	200	203
Government of The Republic of Korea
3.63%, 02/12/29	200	198
Government of the Republic of Panama
6.40%, 02/14/35	200	208
6.70%, 01/26/36	400	421
5.66%, 02/23/38	300	293
Korea Development Bank
3.75%, 01/28/29	200	198
Ministry of Defence State of Israel
2.75%, 07/03/30	400	366
3.38%, 01/15/50	200	129
4.50%, 04/03/20 (a)	300	212
Ontario, Government of
4.85%, 06/11/35	200	204
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	392
3.25%, 09/21/71	600	371
Republic of Indonesia, The Government of, The
2.85%, 02/14/30	600	557
4.30%, 04/16/31	300	292
5.35%, 02/11/49	200	188
Sandor-Palota
7.63%, 03/29/41	250	282
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	209
The Philippines, Government of
9.50%, 02/02/30	400	468
1.65%, 06/10/31	300	257
6.38%, 01/15/32	500	536
5.25%, 05/14/34	200	200
3.70%, 03/01/41	300	240
5.95%, 10/13/47	200	202
Urzad Rady Ministrow
5.50%, 11/16/27 - 03/18/54	435	430
4.88%, 02/12/30	200	204
5.75%, 11/16/32	300	315
5.13%, 09/18/34	115	115
		13,034
Commercial Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corporation
Series A2-K082, REMIC, 3.92%, 09/25/28 (c)	750	745
Series A2-K087, REMIC, 3.77%, 12/25/28	484	479
Series A2-K092, REMIC, 3.30%, 04/25/29	400	390
Series A1-K099, REMIC, 2.26%, 06/25/29	228	220
Series A1-K106, REMIC, 1.78%, 10/25/29	224	214
Series A2-K103, REMIC, 2.65%, 11/25/29	300	285
Series A2-K117, REMIC, 1.41%, 08/25/30	500	445
Series A2-K126, REMIC, 2.07%, 01/25/31	400	364
Series AM-K138, REMIC, 1.89%, 01/25/32	300	260
Series A2-K761, REMIC, 4.40%, 06/25/32 (c)	100	100
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	148
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	591
Series K-A2-171, REMIC, 4.40%, 06/25/35 (c)	75	73
Series K-A2-173, REMIC, 4.60%, 09/25/35 (c)	150	149
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	600
Federal National Mortgage Association, Inc.
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (c)	294	289
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (c)	454	448
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	264	258
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	477	460
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	200	189
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	271	249
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	298	272
Series 2022-A2-M1, REMIC, 1.67%, 10/25/31 (c)	300	261
		7,489
Municipal 0.6%
Bay Area Toll Authority
6.26%, 04/01/49	200	209
California, State of
3.50%, 04/01/28	80	79
6.00%, 03/01/33	100	108
7.55%, 04/01/39	300	356
Chicago Transit Authority
6.90%, 12/01/40	176	197
City of Atlanta
2.26%, 11/01/35	400	337
Connecticut, State of
5.85%, 03/15/32	125	133
County of Cook
6.23%, 11/15/34	100	106
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	195	216
Dallas County Hospital District
5.62%, 08/15/44	300	294
Dallas Independent School District
6.45%, 02/15/35	300	306
Florida Department of Management Services
1.71%, 07/01/27	300	292
Maryland Economic Development Corporation
5.43%, 05/31/56	200	194
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	305
Municipal Electric Authority of Georgia
7.06%, 04/01/57	184	203
New Jersey Economic Development Authority
7.43%, 02/15/29	148	155
New Jersey Turnpike Authority
7.10%, 01/01/41	250	288
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	242
New York, City of
5.83%, 10/01/53	200	203
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	297
Port Authority of New York And New Jersey, The
6.04%, 12/01/29	200	214
Rector & Visitors of The University of Virginia
2.26%, 09/01/50	300	171
San Diego County Water Authority
6.14%, 05/01/49	260	264
State of Illinois
7.35%, 07/01/35	286	307
Texas A&M University
3.66%, 07/01/47	100	82
Texas, State of
5.52%, 04/01/39	187	192
Transportation, Texas Department of
5.18%, 04/01/30	400	407
University of Pittsburgh-Of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	185
		6,342

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
U.S. Government Agency Obligations 0.6%
Federal Farm Credit Banks Funding Corporation
4.75%, 05/06/27 (d)	175	177
1.10%, 08/10/29 (d)	500	456
1.23%, 09/10/29 (d)	500	456
1.65%, 07/23/35 (d)	225	176
Federal Home Loan Bank of Topeka
4.75%, 04/09/27 (a) (d)	800	808
Federal Home Loan Mortgage Corporation
6.75%, 09/15/29 - 03/15/31 (d)	930	1,020
6.25%, 07/15/32 (d)	205	229
Federal National Mortgage Association, Inc.
7.25%, 05/15/30 (d)	540	609
6.63%, 11/15/30 (d)	331	368
FHLBanks Office of Finance
3.25%, 11/16/28 (d)	550	542
5.50%, 07/15/36 (d)	400	435
Tennessee Valley Authority
5.25%, 09/15/39 (a) (d)	200	210
5.38%, 04/01/56 (d)	300	301
		5,787
Total Government And Agency Obligations (cost $790,726)		748,680
CORPORATE BONDS AND NOTES 25.8%
Financials 8.9%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	297
4.13%, 02/28/29	300	296
Ally Financial Inc.
6.99%, 06/13/29	200	208
6.85%, 01/03/30	200	209
American Express Company
3.30%, 05/03/27	300	298
4.73%, 04/25/29	300	302
4.35%, 07/20/29	400	400
4.46%, 02/10/32	200	198
4.05%, 12/03/42	200	167
American Honda Finance Corporation
4.55%, 07/09/27	400	400
5.65%, 11/15/28	50	51
5.05%, 07/10/31	400	401
American International Group, Inc.
4.75%, 04/01/48	60	52
4.38%, 06/30/50 (a)	350	283
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	102
Aon Corporation
3.75%, 05/02/29	300	294
2.80%, 05/15/30	350	327
Apollo Global Management, Inc.
5.15%, 08/12/35	300	290
6.00%, 12/15/54	100	93
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	139
Ares Capital Corporation
5.25%, 04/12/31	300	291
Arthur J. Gallagher & Co.
4.60%, 12/15/27	200	201
3.50%, 05/20/51	45	31
Asian Development Bank
2.38%, 08/10/27	300	294
4.38%, 01/14/28 (a)	300	303
2.75%, 01/19/28	400	393
6.38%, 10/01/28	210	221
1.88%, 01/24/30	200	186
4.00%, 01/12/33	300	297
Asian Infrastructure Investment Bank
4.25%, 03/13/34	300	300
4.50%, 05/21/35	200	203
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	310
Athene Holding Ltd.
3.95%, 05/25/51	300	203
Australia and New Zealand Banking Group Limited
4.62%, 12/16/29	400	405
Banco De Desarrollo Para America Latina
4.13%, 01/07/28	400	400
Banco Santander, S.A.
3.80%, 02/23/28	200	198
5.54%, 03/14/30	200	205
4.55%, 11/06/30	400	395
Bank of America Corporation
3.59%, 07/21/28	350	346
4.98%, 01/24/29	90	91
3.97%, 03/05/29	150	149
4.27%, 07/23/29	170	169
3.19%, 07/23/30	300	288
2.88%, 10/22/30 (a)	400	378
5.16%, 01/24/31	100	102
2.50%, 02/13/31	185	172
2.59%, 04/29/31	250	231
1.90%, 07/23/31	150	134
1.92%, 10/24/31	300	266
2.69%, 04/22/32	255	232
2.30%, 07/21/32	200	177
2.57%, 10/20/32	300	268
2.97%, 02/04/33 - 07/21/52	500	399
5.87%, 09/15/34	250	262
5.51%, 01/24/36	130	132
5.74%, 02/12/36	300	305
5.46%, 05/09/36	200	204
5.05%, 02/06/37	200	197
3.85%, 03/08/37	200	186
4.24%, 04/24/38	120	109
4.44%, 01/20/48	120	101
3.95%, 01/23/49	75	58
4.33%, 03/15/50	300	244
2.83%, 10/24/51	200	123
3.48%, 03/13/52	55	38
Bank of Montreal
4.70%, 09/14/27	100	101
4.06%, 09/22/28	200	199
Banque Developpt Conseil Europe 9
3.63%, 05/08/28	200	199
4.50%, 01/15/30	200	204
Barclays PLC
4.84%, 05/09/28	300	300
4.48%, 11/11/29	200	199
2.89%, 11/24/32	200	179
6.22%, 05/09/34	300	315
5.86%, 08/11/46	300	296
6.04%, 03/12/55	200	205
Barings BDC, Inc.
7.00%, 02/15/29	300	302
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	176
4.20%, 08/15/48	135	110
2.85%, 10/15/50	200	126
BGC Group, Inc.
6.15%, 04/02/30	400	407
BlackRock Finance, Inc.
2.40%, 04/30/30	200	186
Blackstone Private Credit Fund
5.60%, 11/22/29	200	194
Blackstone Secured Lending Fund
5.88%, 11/15/27	300	301
5.35%, 04/13/28	300	298
Blue Owl Credit Income Corp.
7.95%, 06/13/28	200	205
6.60%, 09/15/29	300	300
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	209
Brookfield Financial, Inc.
3.90%, 01/25/28 (a)	150	148
Brown & Brown, Inc.
4.70%, 06/23/28	300	301
Canadian Imperial Bank of Commerce
4.28%, 01/29/30	400	397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Capital One Financial Corporation
6.38%, 06/08/34	400	422
5.20%, 09/11/36	200	194
5.40%, 01/30/37	200	196
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	300	298
Caterpillar Financial Services Corporation
5.00%, 05/14/27	300	303
4.60%, 11/15/27	300	303
Charles Schwab Corporation, The
1.65%, 03/11/31	300	262
6.14%, 08/24/34	200	213
Chubb Ina Holdings LLC
1.38%, 09/15/30	400	350
4.35%, 11/03/45	150	126
Cincinnati Financial Corporation
6.13%, 11/01/34	100	105
Citigroup Inc.
4.64%, 05/07/28	200	200
3.67%, 07/24/28	450	446
4.13%, 07/25/28	250	248
4.08%, 04/23/29	115	114
6.63%, 06/15/32	300	326
3.06%, 01/25/33	300	272
3.79%, 03/17/33	200	188
6.27%, 11/17/33	300	321
5.59%, 11/19/34	300	304
5.83%, 02/13/35	95	96
5.33%, 03/27/36	300	301
5.88%, 01/30/42	489	499
4.75%, 05/18/46	200	169
4.28%, 04/24/48	60	49
4.65%, 07/23/48	140	119
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	256
Commonwealth Bank of Australia
4.42%, 03/14/28	250	252
Cooperatieve Rabobank U.A.
3.96%, 10/17/28	300	299
Corebridge Financial, Inc.
3.90%, 04/05/32	200	188
4.40%, 04/05/52	200	155
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32	400	370
Discover Bank
2.70%, 02/06/30	250	234
Equitable Holdings, Inc.
4.35%, 04/20/28	29	29
5.59%, 01/11/33	300	306
5.00%, 04/20/48	68	59
European Bank for Reconstruction and Development
4.25%, 03/13/34	300	300
European Investment Bank
3.88%, 03/15/28	210	210
4.75%, 06/15/29	400	411
4.38%, 10/10/31	300	305
4.25%, 08/16/32	400	403
4.13%, 02/13/34	500	498
4.25%, 02/08/36 (a)	400	397
Fairfax Financial Holdings Limited
6.35%, 03/22/54	200	202
Fidelity National Information Services, Inc.
4.55%, 03/10/29	200	199
Fifth Third Bancorp
8.25%, 03/01/38	300	362
First Citizens BancShares, Inc.
5.23%, 03/12/31	200	199
Fiserv, Inc.
3.50%, 07/01/29	190	182
4.75%, 03/15/30	150	149
4.55%, 02/15/31	200	196
4.40%, 07/01/49	100	76
Ford Motor Credit Company LLC
5.85%, 05/17/27	300	302
4.00%, 11/13/30	300	280
5.42%, 04/09/31	300	295
General Motors Financial Company, Inc.
2.40%, 04/10/28	300	288
5.80%, 01/07/29	300	309
2.35%, 01/08/31	400	357
2.70%, 06/10/31	400	359
5.45%, 09/06/34	300	298
Global Payments Inc.
5.40%, 03/15/33	200	195
5.55%, 11/15/35	300	289
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	300	292
Goldman Sachs Group, Inc., The
4.94%, 04/23/28	300	301
3.81%, 04/23/29	150	148
4.15%, 10/21/29	200	198
5.21%, 01/28/31	100	102
4.37%, 10/21/31	300	294
2.62%, 04/22/32	205	184
2.38%, 07/21/32	200	177
2.65%, 10/21/32	160	142
3.10%, 02/24/33	300	271
5.02%, 10/23/35	300	294
5.54%, 01/28/36	110	112
5.07%, 01/21/37	155	152
6.75%, 10/01/37	350	379
4.41%, 04/23/39	90	81
3.21%, 04/22/42	125	93
4.75%, 10/21/45	230	199
5.56%, 11/19/45	300	288
5.54%, 01/21/47	200	191
5.73%, 01/28/56	110	107
Golub Capital Private Credit Fund
5.45%, 08/15/28 (e)	400	395
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	200	204
Hartford Insurance Group, Inc., The
6.10%, 10/01/41	75	79
HSBC Holdings PLC
5.60%, 05/17/28	300	303
5.21%, 08/11/28	300	302
2.21%, 08/17/29	400	379
3.97%, 05/22/30	300	294
5.40%, 08/11/33	500	508
6.25%, 03/09/34	200	212
6.55%, 06/20/34	200	210
7.40%, 11/13/34	250	276
5.13%, 11/06/36	400	392
Huntington Bancshares Incorporated
6.21%, 08/21/29	300	311
Huntington National Bank, The
4.87%, 04/12/28	300	301
ING Groep N.V.
4.25%, 03/28/33	200	193
5.53%, 03/25/36 (a)	300	304
Inter-American Development Bank
4.00%, 01/12/28	300	301
4.50%, 02/15/30	200	204
3.75%, 06/14/30	200	198
1.13%, 01/13/31	300	263
3.50%, 04/12/33	95	91
4.38%, 07/16/35 - 01/24/44	600	594
Inter-American Investment Corporation
4.25%, 02/14/29	400	404
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	364
4.60%, 03/15/33	250	248
4.25%, 09/21/48	75	60
3.00%, 09/15/60	85	49
International Bank for Reconstruction and Development
3.13%, 06/15/27	400	397
2.50%, 11/22/27 - 03/29/32	1,300	1,255
1.38%, 04/20/28	300	286

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
4.50%, 06/26/28 - 04/10/31	500	507
3.50%, 07/12/28	205	204
3.88%, 02/14/30	210	210
4.00%, 01/10/31	500	501
1.25%, 02/10/31	195	172
4.63%, 01/15/32	220	227
4.75%, 11/14/33	200	207
Japan Bank For International Cooperation
2.00%, 10/17/29	400	372
Jefferies Group LLC
4.15%, 01/23/30	150	145
John Deere Capital Corporation
3.45%, 03/07/29	115	113
1.45%, 01/15/31	200	176
4.40%, 09/08/31	300	300
JPMorgan Chase & Co.
8.00%, 04/29/27	200	208
3.54%, 05/01/28	300	297
2.18%, 06/01/28	500	487
4.85%, 07/25/28	150	151
3.51%, 01/23/29	200	197
4.92%, 01/24/29	100	101
4.01%, 04/23/29	150	149
4.20%, 07/23/29	640	637
2.74%, 10/15/30	220	207
5.14%, 01/24/31	90	92
2.52%, 04/22/31	405	375
2.96%, 05/13/31	350	327
1.76%, 11/19/31	85	75
2.58%, 04/22/32	200	181
2.96%, 01/25/33	300	273
4.91%, 07/25/33	200	201
5.72%, 09/14/33	100	104
5.35%, 06/01/34	500	510
5.34%, 01/23/35	250	254
5.77%, 04/22/35	115	120
5.29%, 07/22/35	200	202
5.50%, 01/24/36	100	102
4.85%, 02/01/44	300	276
3.96%, 11/15/48	200	155
3.90%, 01/23/49	105	81
3.11%, 04/22/51	370	243
3.33%, 04/22/52	195	133
KfW
3.75%, 02/15/28	300	300
4.13%, 07/15/33	700	699
0.00%, 06/29/37 (f)	774	473
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	391
3.88%, 06/14/28	200	200
Lazard Group LLC
4.38%, 03/11/29	300	297
Lloyds Banking Group PLC
4.82%, 06/13/29	300	302
5.67%, 02/10/47	200	194
4.34%, 01/09/48	250	202
Manufacturers and Traders Trust Company
4.76%, 07/06/28	300	301
Marex Group PLC
5.83%, 05/08/28	300	303
Markel Group Inc.
4.15%, 09/17/50	300	224
6.00%, 05/16/54	200	194
Marsh & Mclennan Companies, Inc.
5.15%, 03/15/34	250	253
4.90%, 03/15/49	65	57
5.45%, 03/15/53	100	94
MasterCard Incorporated
4.85%, 03/09/33	100	101
3.85%, 03/26/50 (a)	300	228
MetLife, Inc.
5.70%, 06/15/35	100	105
6.40%, 12/15/36	100	102
5.25%, 01/15/54	300	275
Mitsubishi UFJ Financial Group, Inc.
5.02%, 07/20/28	300	302
5.35%, 09/13/28	300	304
4.32%, 04/19/33	300	290
5.41%, 04/19/34 (a)	200	205
5.19%, 09/12/36	200	199
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	498
2.20%, 07/10/31	200	180
5.42%, 05/13/36	200	203
Moody's Corporation
2.00%, 08/19/31 (a)	400	353
Morgan Stanley
5.12%, 02/01/29	300	303
4.13%, 10/18/29	300	297
4.24%, 01/09/30	300	297
2.70%, 01/22/31	435	404
2.24%, 07/21/32	200	175
2.51%, 10/20/32	130	115
2.94%, 01/21/33	600	540
4.89%, 07/20/33	500	498
6.34%, 10/18/33	130	139
5.47%, 01/18/35	250	254
5.66%, 04/17/36	300	307
4.89%, 10/22/36	300	290
5.07%, 01/30/37	200	196
5.94%, 02/07/39	250	256
3.22%, 04/22/42	110	83
4.38%, 01/22/47	200	165
Morgan Stanley Private Bank, National Association
4.47%, 07/06/28	300	300
4.20%, 11/17/28	400	399
4.73%, 07/18/31	300	299
Nasdaq, Inc.
1.65%, 01/15/31 (g)	300	264
2.50%, 12/21/40 (g)	100	70
National Australia Bank Limited
3.85%, 12/13/28	300	297
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	200	202
5.15%, 06/15/29	200	204
NatWest Group PLC
5.81%, 09/13/29	200	206
Nomura Holdings, Inc.
5.59%, 07/02/27	300	304
5.78%, 07/03/34	300	309
Oesterreichische Kontrollbank Aktiengesellschaft
3.75%, 01/15/31	500	495
ORIX Corporation
3.70%, 07/18/27	200	198
PACCAR Financial Corp.
4.60%, 01/10/28	250	253
4.00%, 08/08/28	200	200
PayPal Holdings, Inc.
2.85%, 10/01/29	100	95
3.25%, 06/01/50	200	129
Principal Financial Group, Inc.
5.38%, 03/15/33	200	204
5.50%, 03/15/53	100	93
Progressive Corporation, The
4.35%, 04/25/44	200	169
4.13%, 04/15/47	50	40
Prudential Financial, Inc.
3.91%, 12/07/47	313	236
3.70%, 03/13/51	150	107
Royal Bank of Canada
3.63%, 05/04/27 (a)	300	298
4.52%, 10/18/28	400	401
3.88%, 05/04/32	300	289
5.00%, 02/01/33	150	152
S&P Global Inc.
4.75%, 08/01/28	100	101
2.90%, 03/01/32 (a)	200	183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Santander Holdings USA, Inc.
6.50%, 03/09/29	200	206
5.47%, 03/20/29	300	304
Southstate Corporation
7.00%, 06/13/35	200	209
State Street Corporation
4.53%, 02/20/29	200	201
4.68%, 10/22/32	500	500
5.16%, 05/18/34	300	304
3.03%, 11/01/34	230	217
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28	300	306
3.54%, 01/17/28	200	197
3.04%, 07/16/29	300	286
5.56%, 07/09/34	300	308
5.80%, 07/08/46	200	194
Synchrony Bank
5.63%, 08/23/27 (h)	400	404
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	200	195
4.81%, 10/21/32	400	399
5.68%, 01/22/35	250	257
5.37%, 07/21/36	300	302
Toronto-Dominion Bank, The
4.11%, 10/13/28	250	249
4.41%, 01/13/31	300	298
3.20%, 03/10/32	200	184
4.93%, 10/15/35	300	295
Toyota Motor Credit Corporation
4.05%, 09/05/28	200	199
2.15%, 02/13/30	500	460
1.65%, 01/10/31	100	88
4.70%, 01/12/33	100	100
Travelers Companies, Inc., The
6.38%, 03/15/33	200	222
4.00%, 05/30/47	100	78
Truist Financial Corporation
7.16%, 10/30/29	400	425
5.71%, 01/24/35	250	258
U.S. Bancorp
4.65%, 02/01/29	500	502
1.38%, 07/22/30	100	88
5.42%, 02/12/36 (a)	200	204
UBS Group AG
4.88%, 05/15/45	350	311
Unum Group
4.50%, 12/15/49	300	236
Visa Inc.
4.10%, 02/12/31	200	200
1.10%, 02/15/31	300	260
2.70%, 04/15/40 (a)	200	151
3.65%, 09/15/47	45	34
Wells Fargo & Company
3.58%, 05/22/28	250	248
4.15%, 01/24/29	130	129
4.08%, 09/15/29	200	198
2.57%, 02/11/31	360	333
5.15%, 04/23/31	300	305
4.90%, 07/25/33	400	398
5.50%, 01/23/35	250	255
4.96%, 01/23/37	200	195
3.07%, 04/30/41	150	112
5.61%, 01/15/44	350	336
4.90%, 11/17/45	250	216
4.75%, 12/07/46	200	169
5.43%, 01/23/47	300	284
4.61%, 04/25/53	250	207
Westpac Banking Corporation
5.54%, 11/17/28	200	207
4.11%, 07/24/34 (i)	250	244
5.62%, 11/20/35 (i)	300	303
3.02%, 11/18/36	85	76
4.42%, 07/24/39 (i)	50	45
Willis North America Inc.
3.88%, 09/15/49	300	217
		91,901
Health Care 2.6%
Abbott Laboratories
1.40%, 06/30/30	100	89
6.00%, 04/01/39	100	108
4.75%, 04/15/43	200	184
AbbVie Inc.
4.65%, 03/15/28 (a)	200	202
4.25%, 11/14/28	100	100
3.20%, 11/21/29	350	337
4.05%, 11/21/39	400	351
4.45%, 05/14/46	140	120
4.88%, 11/14/48	100	90
5.40%, 03/15/54	300	287
Aetna Inc.
6.63%, 06/15/36	150	162
Amgen Inc.
2.45%, 02/21/30	80	74
5.25%, 03/02/30	400	411
2.30%, 02/25/31	350	316
3.15%, 02/21/40	265	206
3.38%, 02/21/50	265	187
4.66%, 06/15/51	408	343
3.00%, 01/15/52	200	129
5.65%, 02/19/56	200	194
AstraZeneca Finance LLC
4.90%, 03/03/30	200	204
5.00%, 02/26/34	250	254
AstraZeneca PLC
1.38%, 08/06/30	80	71
4.38%, 11/16/45 - 08/17/48	130	112
Baxalta Incorporated
5.25%, 06/23/45	60	56
Baxter International Inc.
2.54%, 02/01/32	100	84
Becton, Dickinson and Company
3.70%, 06/06/27	300	298
Biogen Inc.
6.45%, 05/15/55	200	208
Bristol-Myers Squibb Company
1.45%, 11/13/30	90	79
2.95%, 03/15/32	85	78
4.13%, 06/15/39	100	89
3.55%, 03/15/42	60	47
4.35%, 11/15/47	70	58
4.55%, 02/20/48	70	59
4.25%, 10/26/49	190	153
2.55%, 11/13/50	85	50
5.55%, 02/22/54	135	130
Cardinal Health, Inc.
3.41%, 06/15/27	200	198
5.00%, 11/15/29	300	304
Cencora, Inc.
5.15%, 02/15/35	200	201
Centene Corporation
2.45%, 07/15/28	365	340
2.63%, 08/01/31	305	255
Cigna Group, The
4.38%, 10/15/28	210	210
4.88%, 09/15/32	500	501
4.80%, 08/15/38	320	301
3.88%, 10/15/47	60	45
4.90%, 12/15/48	160	139
CommonSpirit Health
4.35%, 09/01/30	300	296
5.58%, 09/01/45	250	240
Cottage Health
3.30%, 11/01/49	300	207
CVS Health Corporation
4.30%, 03/25/28	300	299
5.40%, 06/01/29	300	307
3.25%, 08/15/29	300	288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
1.75%, 08/21/30	95	84
6.00%, 06/01/44	300	295
5.13%, 07/20/45	200	176
5.05%, 03/25/48	470	403
Elevance Health, Inc.
2.25%, 05/15/30	350	319
4.38%, 12/01/47	80	64
3.60%, 03/15/51	70	49
Eli Lilly and Company
4.55%, 02/12/28	200	202
3.38%, 03/15/29	250	245
4.90%, 02/12/32	200	204
4.70%, 02/09/34	250	250
2.50%, 09/15/60	300	159
5.60%, 02/12/65	200	196
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	133
4.80%, 08/14/29	150	151
5.91%, 11/22/32	100	106
Gilead Sciences, Inc.
1.65%, 10/01/30	400	356
2.60%, 10/01/40	100	72
4.15%, 03/01/47	150	121
5.60%, 11/15/64	150	145
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	119
HCA Inc.
4.13%, 06/15/29	100	98
5.45%, 09/15/34	200	202
5.13%, 06/15/39	50	47
5.50%, 06/15/47	300	276
5.25%, 06/15/49	100	88
5.90%, 06/01/53	200	191
6.20%, 03/01/55	200	199
5.70%, 11/15/55	300	279
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	153
Humana Inc.
5.38%, 04/15/31	200	202
5.95%, 03/15/34	250	255
5.75%, 04/15/54	200	181
Johnson & Johnson
4.80%, 06/01/29	300	307
4.70%, 03/01/30	200	205
3.63%, 03/03/37	100	90
5.95%, 08/15/37	250	275
3.50%, 01/15/48	50	38
2.45%, 09/01/60	200	107
McKesson Corporation
5.10%, 07/15/33	200	204
MedStar Health, Inc.
3.63%, 08/15/49	200	144
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	99
Medtronic, Inc.
4.63%, 03/15/45	284	255
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	122
4.20%, 07/01/55	250	201
Merck & Co., Inc.
3.85%, 09/15/27	500	499
3.90%, 03/07/39	50	44
2.35%, 06/24/40	55	39
4.00%, 03/07/49	80	63
2.45%, 06/24/50	70	41
5.70%, 09/15/55	500	497
5.15%, 05/17/63	100	90
Mylan II B.V.
5.25%, 06/15/46	85	68
New York and Presbyterian Hospital, The
4.06%, 08/01/56	150	117
Northwell Health, Inc.
3.98%, 11/01/46	300	233
Novartis Capital Corporation
3.90%, 11/05/28	400	398
2.20%, 08/14/30	95	87
4.40%, 05/06/44	200	176
2.75%, 08/14/50	65	41
Pfizer Inc.
6.60%, 12/01/28 (j)	50	53
4.20%, 09/15/48	50	40
4.00%, 03/15/49	65	51
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	300	303
5.30%, 05/19/53	400	372
5.34%, 05/19/63	300	273
Providence St. Joseph Health
3.74%, 10/01/47	350	261
Smith & Nephew PLC
5.40%, 03/20/34	200	203
Stryker Corporation
4.85%, 12/08/28	200	203
4.10%, 04/01/43 (a)	200	166
Thermo Fisher Scientific Inc.
4.47%, 10/07/32	300	297
4.89%, 10/07/37	300	296
5.30%, 02/01/44	200	193
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	206
UnitedHealth Group Incorporated
5.25%, 02/15/28	200	203
3.88%, 12/15/28	200	198
4.25%, 01/15/29 - 06/15/48	180	164
5.30%, 02/15/30	200	206
4.90%, 04/15/31	200	203
2.30%, 05/15/31	80	72
4.95%, 01/15/32	400	404
4.20%, 05/15/32 - 01/15/47	400	364
5.35%, 02/15/33	200	205
5.80%, 03/15/36	150	157
3.50%, 08/15/39	250	203
3.05%, 05/15/41	80	59
3.75%, 10/15/47	60	44
4.45%, 12/15/48	60	49
5.88%, 02/15/53	100	99
6.05%, 02/15/63	100	100
Viatris Inc.
2.70%, 06/22/30	90	82
3.85%, 06/22/40	80	61
4.00%, 06/22/50	110	72
Wyeth LLC
5.95%, 04/01/37 (a)	250	265
Zoetis Inc.
2.00%, 05/15/30	200	182
5.60%, 11/16/32	200	210
		27,030
Utilities 2.5%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	94
Alabama Power Company
6.00%, 03/01/39	250	265
3.70%, 12/01/47	200	148
3.13%, 07/15/51	200	129
Ameren Corporation
5.00%, 01/15/29	200	203
American Water Capital Corp.
5.15%, 03/01/34	250	254
3.75%, 09/01/47	100	74
Appalachian Power Company
5.65%, 04/01/34	200	206
Arizona Public Service Company
4.50%, 04/01/42	100	86
Atmos Energy Corporation
1.50%, 01/15/31	300	262
5.90%, 11/15/33	100	107
6.20%, 11/15/53	200	212

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	269
Basin Electric Power Cooperative
5.85%, 10/15/55 (a) (e)	300	292
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	196
6.13%, 04/01/36	400	428
3.80%, 07/15/48	100	74
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	99
CenterPoint Energy, Inc.
5.95%, 04/01/56	300	297
CMS Energy Corporation
4.75%, 06/01/50	300	290
Commonwealth Edison Company
5.65%, 06/01/54	200	193
5.95%, 06/01/55	200	203
Consolidated Edison Company of New York, Inc.
5.50%, 03/15/34	100	104
5.38%, 05/15/34	300	308
5.13%, 03/15/35	150	151
5.70%, 06/15/40	100	102
3.88%, 06/15/47	300	229
Constellation Energy Generation, LLC
5.75%, 03/15/54	200	194
Consumers Energy Company
4.63%, 05/15/33	300	297
Dominion Energy, Inc.
4.60%, 05/15/28	300	301
3.38%, 04/01/30	250	239
5.00%, 06/15/30	200	203
6.88%, 02/01/55	300	309
6.20%, 02/15/56	200	198
DTE Electric Company
2.63%, 03/01/31	250	230
5.85%, 05/15/55	200	201
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	550	510
5.30%, 02/15/40	300	299
3.20%, 08/15/49	250	167
Duke Energy Florida, LLC
3.40%, 10/01/46	60	43
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	266
5.90%, 05/15/55	200	200
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	85
Duke Energy Progress, LLC
5.05%, 03/15/35	200	201
4.20%, 08/15/45	250	204
5.35%, 03/15/53	100	93
Edison International
6.95%, 11/15/29	200	211
Entergy Utility Assets, LLC
5.35%, 03/15/34	200	206
5.15%, 09/15/34	150	151
Entergy Utility Enterprises, Inc.
5.00%, 09/01/33	400	402
Evergy Kansas Central, Inc.
4.70%, 03/13/28	200	201
Eversource Energy
3.30%, 01/15/28	200	196
4.45%, 12/15/30	300	296
Exelon Corporation
4.95%, 06/15/35 - 03/15/36	350	341
5.88%, 03/15/55	200	195
Florida Power & Light Company
5.05%, 04/01/28	100	102
3.70%, 12/01/47	40	30
4.13%, 06/01/48	300	239
5.70%, 03/15/55	200	199
Iberdrola International B.V.
6.75%, 07/15/36	150	169
Idaho Power Company
5.70%, 03/15/55	200	196
Indiana Michigan Power Company
5.60%, 03/15/56	100	96
Jersey Central Power & Light Company
4.15%, 01/15/29 (e)	200	199
Kentucky Utilities Company
5.13%, 11/01/40	150	145
MidAmerican Energy Company
6.75%, 12/30/31	50	56
3.15%, 04/15/50	125	83
National Fuel Gas Company
3.95%, 09/15/27 (g)	301	299
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	202
5.00%, 02/28/30	200	203
2.25%, 06/01/30	400	365
5.05%, 02/28/33	200	202
5.25%, 02/28/53	200	180
5.85%, 03/01/56	100	98
NiSource Finance Corp.
3.49%, 05/15/27	200	198
NiSource Inc.
5.25%, 03/30/28 (a)	100	102
1.70%, 02/15/31	500	435
Northern States Power Company
5.10%, 05/15/53	200	182
NorthWestern Corporation
4.18%, 11/15/44	150	121
NSTAR Electric Company
4.95%, 09/15/52	100	89
Ohio Power Company
2.60%, 04/01/30	200	186
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	155
5.25%, 09/30/40	200	195
3.80%, 09/30/47	200	150
One Gas, Inc.
5.10%, 04/01/29	200	204
PacifiCorp
6.25%, 10/15/37	200	207
5.50%, 05/15/54	200	175
PECO Energy Company
2.85%, 09/15/51	250	153
PG&E Company
4.55%, 07/01/30 (a)	235	232
6.95%, 03/15/34	200	219
5.20%, 05/01/36	100	97
4.50%, 07/01/40	240	205
3.50%, 08/01/50	105	69
6.10%, 10/15/55	300	290
6.00%, 05/01/56	100	95
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	200	194
5.21%, 12/01/47	100	95
5.10%, 06/01/52	225	208
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	245
PPL Electric Utilities Corporation
3.00%, 10/01/49	250	160
Progress Energy, Inc.
7.75%, 03/01/31	300	339
Public Service Company of Colorado
5.85%, 05/15/55	200	198
Public Service Electric And Gas Company
3.00%, 05/15/27	200	198
2.05%, 08/01/50	300	159
5.30%, 08/01/54	200	187
Public Service Enterprise Group Incorporated
1.60%, 08/15/30 (a)	200	176
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	205
3.25%, 09/15/49	170	113
San Diego Gas & Electric Company
1.70%, 10/01/30 (a)	200	177
5.55%, 04/15/54	200	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Sempra
5.50%, 08/01/33 (a)	200	206
4.00%, 02/01/48	50	37
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	417
6.00%, 01/15/34	75	78
5.63%, 02/01/36	195	196
4.05%, 03/15/42	200	156
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	163
3.15%, 09/30/51	200	128
Southern Power Company
4.25%, 10/01/30	250	247
Southwest Gas Corporation
5.45%, 03/23/28	100	102
System Energy Resources, Inc.
6.00%, 04/15/28	100	103
5.30%, 12/15/34	200	199
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	259
The Southern Company
3.70%, 04/30/30 (i)	250	242
4.40%, 07/01/46	200	165
Union Electric Company
3.65%, 04/15/45	350	265
Virginia Electric and Power Company
6.00%, 05/15/37	200	211
4.45%, 02/15/44	100	84
4.00%, 11/15/46	300	230
Washington Gas Light Company
3.80%, 09/15/46	200	154
Wisconsin Electric Power Company
4.75%, 09/30/32	100	101
XCEL Energy Inc.
2.60%, 12/01/29	300	280
		25,409
Information Technology 2.0%
Accenture Capital Inc.
3.90%, 10/04/27	400	399
4.50%, 10/04/34	400	387
Adobe Inc.
4.75%, 01/17/28	500	506
2.30%, 02/01/30	200	185
Amphenol Corporation
4.38%, 06/12/28	200	201
Apple Inc.
3.20%, 05/11/27	150	149
3.00%, 11/13/27	620	612
4.00%, 05/10/28 - 05/12/28	500	500
2.20%, 09/11/29 (a)	300	283
4.20%, 05/12/30	200	201
3.35%, 08/08/32 (a)	75	71
4.30%, 05/10/33	200	201
4.75%, 05/12/35 (a)	200	203
2.38%, 02/08/41	90	64
4.25%, 02/09/47	60	50
3.75%, 09/12/47	60	46
2.95%, 09/11/49	300	196
2.65%, 05/11/50	250	154
4.85%, 05/10/53	100	92
2.80%, 02/08/61	240	137
Atlassian Corporation
5.50%, 05/15/34	300	294
Autodesk, Inc.
5.30%, 06/15/35	200	200
Broadcom Inc.
4.75%, 04/15/29	200	202
5.00%, 04/15/30	250	255
4.15%, 11/15/30	100	99
5.15%, 11/15/31	300	308
4.90%, 07/15/32	400	404
3.47%, 04/15/34	255	230
4.80%, 02/15/36	90	88
3.50%, 02/15/41	300	239
3.75%, 02/15/51	300	224
Cisco Systems, Inc.
5.05%, 02/26/34	250	254
Corning Incorporated
5.75%, 08/15/40	95	97
3.90%, 11/15/49	300	226
4.38%, 11/15/57	40	32
Dell International L.L.C.
6.20%, 07/15/30 (g)	250	264
8.10%, 07/15/36 (g)	79	94
8.35%, 07/15/46 (g)	13	16
3.45%, 12/15/51	22	15
DXC Technology Company
2.38%, 09/15/28	300	282
Flex Ltd.
5.38%, 11/13/35	300	296
Gartner, Inc.
5.60%, 11/20/35	300	285
Hewlett Packard Enterprise Company
5.25%, 04/01/33	200	199
5.00%, 10/15/34	100	97
6.35%, 10/15/45 (j)	90	90
HP, Inc.
6.10%, 04/25/35 (a)	300	312
Intel Corporation
3.15%, 05/11/27	150	148
4.88%, 02/10/28	130	131
5.20%, 02/10/33	115	116
2.80%, 08/12/41	300	206
4.10%, 05/11/47	150	112
3.73%, 12/08/47	120	84
3.25%, 11/15/49	80	51
5.05%, 08/05/62	105	85
5.90%, 02/10/63	125	116
International Business Machines Corporation
3.50%, 05/15/29	210	204
5.88%, 11/29/32	100	106
4.00%, 06/20/42	200	163
4.25%, 05/15/49	150	116
5.70%, 02/10/55 (a)	200	189
Intuit Inc.
5.20%, 09/15/33	100	102
5.50%, 09/15/53	300	276
Keysight Technologies, Inc.
5.35%, 07/30/30	300	308
4.95%, 10/15/34	400	396
KLA Corporation
3.30%, 03/01/50 (a)	300	204
Microsoft Corporation
3.40%, 06/15/27	200	199
2.53%, 06/01/50	377	226
2.92%, 03/17/52	210	135
2.68%, 06/01/60	179	100
3.04%, 03/17/62	220	134
Motorola Solutions, Inc.
4.60%, 05/23/29	300	300
NVIDIA Corporation
1.55%, 06/15/28	300	285
3.50%, 04/01/40	300	250
Oracle Corporation
3.25%, 11/15/27	210	205
4.95%, 02/04/31	400	392
2.88%, 03/25/31	230	204
6.25%, 11/09/32	110	113
3.90%, 05/15/35	350	297
5.70%, 02/04/36	205	197
3.80%, 11/15/37	200	159
3.60%, 04/01/40	200	145
4.50%, 07/08/44	200	149
4.13%, 05/15/45	200	139
6.90%, 11/09/52	105	99
5.55%, 02/06/53	95	76
4.38%, 05/15/55	310	205
6.70%, 02/04/56	210	195
4.10%, 03/25/61	235	145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Qualcomm Incorporated
5.40%, 05/20/33	200	208
4.65%, 05/20/35	60	59
4.50%, 05/20/52	250	204
6.00%, 05/20/53	100	102
Roper Technologies, Inc.
1.40%, 09/15/27	300	287
4.25%, 09/15/28	200	199
5.10%, 09/15/35	300	292
Salesforce, Inc.
4.65%, 03/15/29	200	200
5.20%, 03/15/33	200	200
6.55%, 03/15/56	200	201
TD SYNNEX Corporation
2.65%, 08/09/31 (g)	200	178
5.30%, 10/10/35	500	484
Texas Instruments Incorporated
4.90%, 03/14/33	100	102
4.85%, 02/08/34	250	252
4.15%, 05/15/48	75	61
5.00%, 03/14/53	200	181
VMware LLC
4.70%, 05/15/30 (g)	250	251
		20,662
Energy 1.8%
Apa Corp.
4.25%, 01/15/30	200	197
Baker Hughes Holdings LLC
4.49%, 05/01/30	250	250
BP Capital Markets America Inc.
3.63%, 04/06/30	350	341
4.81%, 02/13/33	95	95
2.94%, 06/04/51	85	54
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	89
Burlington Resources Finance Co
7.20%, 08/15/31	100	112
Canadian Natural Resources Limited
5.00%, 12/15/29	100	102
5.40%, 12/15/34 (a)	300	304
5.85%, 02/01/35	150	157
6.25%, 03/15/38	150	158
Cenovus Energy Inc.
6.75%, 11/15/39	87	95
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	200	210
5.75%, 08/15/34	300	309
Chevron Corporation
2.24%, 05/11/30	180	166
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	23
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	98
ConocoPhillips Company
5.05%, 09/15/33	300	304
3.76%, 03/15/42	300	242
Diamondback Energy, Inc.
5.40%, 04/18/34	200	203
Enable Midstream Partners, LP
4.95%, 05/15/28	300	303
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	232
Enbridge Inc.
5.55%, 06/20/35 (a)	300	307
6.70%, 11/15/53	50	54
Energy Transfer LP
4.95%, 06/15/28	300	303
3.75%, 05/15/30	250	242
6.55%, 12/01/33	75	81
7.50%, 07/01/38	200	230
6.50%, 02/01/42	150	156
5.00%, 05/15/50	200	166
Enterprise Products Operating LLC
2.80%, 01/31/30	250	236
6.88%, 03/01/33	25	28
5.20%, 01/15/36	200	201
6.45%, 09/01/40	100	110
4.45%, 02/15/43	150	130
4.95%, 10/15/54 (a)	300	263
5.55%, 02/16/55	150	144
3.95%, 01/31/60	100	72
EOG Resources, Inc.
5.65%, 12/01/54	200	195
5.95%, 07/15/55	200	202
EQT Corporation
4.75%, 01/15/31	300	299
Equinor ASA
3.13%, 04/06/30	300	287
3.95%, 05/15/43	300	247
Exxon Mobil Corporation
2.61%, 10/15/30	360	337
4.11%, 03/01/46	205	169
3.10%, 08/16/49	200	135
Halliburton Company
7.45%, 09/15/39	250	293
5.00%, 11/15/45	120	106
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	200	204
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	269
5.40%, 09/01/44	250	232
Kinder Morgan, Inc.
5.30%, 12/01/34	350	353
3.60%, 02/15/51	300	207
Marathon Petroleum Corporation
6.50%, 03/01/41	300	319
MPLX LP
5.00%, 01/15/33	200	198
4.50%, 04/15/38	105	94
5.50%, 02/15/49	80	72
6.20%, 09/15/55	300	296
4.90%, 04/15/58	110	89
Occidental Petroleum Corporation
5.55%, 10/01/34	200	203
ONEOK Partners, L.P.
6.65%, 10/01/36	150	162
ONEOK, Inc.
4.00%, 07/13/27	200	199
4.55%, 07/15/28	50	50
5.65%, 11/01/28	150	154
4.40%, 10/15/29	300	298
3.25%, 06/01/30	250	236
4.95%, 10/15/32	200	198
5.70%, 11/01/54	300	274
Ovintiv Canada ULC
7.20%, 11/01/31	130	143
Phillips 66
4.65%, 11/15/34	250	242
4.90%, 10/01/46	150	130
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	162
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	300	299
4.50%, 05/15/30	250	249
Shell Finance US Inc.
2.75%, 04/06/30	250	236
6.38%, 12/15/38 (e)	200	221
4.00%, 05/10/46	155	124
3.13%, 11/07/49 (e)	200	132
3.25%, 04/06/50	250	170
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	200	201
5.58%, 10/01/34	200	199
Suncor Energy Inc.
4.00%, 11/15/47	340	257
Targa Resources Corp.
4.35%, 01/15/29	400	398
6.50%, 03/30/34	200	216

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
5.65%, 02/15/36	200	203
TotalEnergies Capital International
3.46%, 07/12/49	50	35
TransCanada PipeLines Limited
4.10%, 04/15/30	250	245
6.20%, 10/15/37	100	106
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	238
Valero Energy Corporation
2.80%, 12/01/31	750	677
Western Midstream Operating, LP
4.75%, 08/15/28	100	100
Williams Companies, Inc., The
3.50%, 11/15/30	250	238
5.80%, 11/15/54	200	193
Williams Partners L.P.
6.30%, 04/15/40	200	212
		18,796
Industrials 1.8%
3M Company
2.38%, 08/26/29	690	647
Air Lease Corporation
5.30%, 02/01/28	300	304
Allegion US Holding Company Inc.
3.55%, 10/01/27 (a)	300	296
Boeing Company, The
2.95%, 02/01/30	125	118
5.15%, 05/01/30 (g)	285	290
6.53%, 05/01/34 (g)	400	436
5.88%, 02/15/40	25	25
5.71%, 05/01/40 (g)	500	501
3.90%, 05/01/49	40	29
3.95%, 08/01/59	125	86
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	109
5.75%, 05/01/40	400	415
Canadian National Railway Company
3.65%, 02/03/48	300	224
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	212
6.13%, 09/15/15	90	91
Carrier Global Corporation
2.72%, 02/15/30	125	117
5.90%, 03/15/34	208	219
3.58%, 04/05/50	104	74
Caterpillar Inc.
3.25%, 04/09/50	250	174
5.50%, 05/15/55	200	200
CRH America Finance, Inc.
5.00%, 02/09/36	300	295
CSX Corporation
3.80%, 03/01/28	100	99
5.50%, 04/15/41	205	206
4.30%, 03/01/48	50	41
3.95%, 05/01/50	300	230
Cummins Inc.
1.50%, 09/01/30	300	266
2.60%, 09/01/50	200	119
Deere & Company
3.90%, 06/09/42 (a)	200	169
Deere Funding Canada Corporation
4.15%, 10/09/30	300	297
Delta Air Lines, Inc.
4.95%, 07/10/28	200	201
Dover Corporation
5.38%, 03/01/41	150	150
Eaton Corporation
4.15%, 11/02/42	100	86
Equifax Inc.
3.10%, 05/15/30	250	234
FedEx Corporation
4.25%, 05/15/30	300	297
3.90%, 02/01/35 (a)	200	184
3.88%, 08/01/42	200	159
5.25%, 05/15/50	100	92
Fortune Brands Innovations, Inc.
5.88%, 06/01/33 (a)	200	207
GATX Corporation
6.90%, 05/01/34	200	219
GE Vernova Inc.
4.88%, 02/04/36	200	198
General Dynamics Corporation
3.75%, 05/15/28 (a)	300	298
General Electric Company
4.90%, 01/29/36	200	200
6.88%, 01/10/39	300	346
Honeywell International Inc.
1.75%, 09/01/31	250	217
3.81%, 11/21/47	300	229
Howmet Aerospace Inc.
3.00%, 01/15/29	300	289
Kennametal Inc.
4.63%, 06/15/28	100	100
L3Harris Technologies, Inc.
2.90%, 12/15/29	300	283
5.05%, 04/27/45	250	233
Lockheed Martin Corporation
4.40%, 08/15/30	300	300
4.50%, 05/15/36	105	102
4.07%, 12/15/42	243	206
4.09%, 09/15/52	107	84
Norfolk Southern Corporation
2.30%, 05/15/31	300	269
2.90%, 08/25/51	250	154
5.95%, 03/15/64	100	99
Northrop Grumman Corporation
3.25%, 01/15/28	150	147
3.85%, 04/15/45	250	197
Otis Worldwide Corporation
3.11%, 02/15/40	100	76
Owens Corning
3.50%, 02/15/30	200	192
Parker-Hannifin Corporation
4.00%, 06/14/49	40	31
Paychex, Inc.
5.60%, 04/15/35 (a)	300	301
Quanta Services, Inc.
4.75%, 08/09/27	200	201
4.30%, 08/09/28	200	200
Republic Services, Inc.
4.88%, 04/01/29	100	101
5.00%, 12/15/33 - 04/01/34	300	304
RTX Corporation
6.10%, 03/15/34	250	269
4.50%, 06/01/42	150	134
4.80%, 12/15/43	25	23
4.05%, 05/04/47	200	158
4.63%, 11/16/48	90	77
6.40%, 03/15/54	200	216
Southwest Airlines Co.
5.13%, 06/15/27	200	201
2.63%, 02/10/30	300	275
Textron Inc.
6.10%, 11/15/33	200	211
Trane Technologies Financing Limited
4.50%, 03/21/49 (a)	200	169
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	200	196
4.80%, 09/15/34	300	294
Union Pacific Corporation
3.95%, 09/10/28	300	298
4.50%, 01/20/33	100	100
3.84%, 03/20/60	445	316
3.80%, 04/06/71	50	34
3.85%, 02/14/72	80	54
United Parcel Service, Inc.
6.20%, 01/15/38	350	383
3.75%, 11/15/47	70	53

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Veralto Corporation
5.35%, 09/18/28	300	306
Verisk Analytics, Inc.
5.75%, 04/01/33	200	207
W.W. Grainger, Inc.
4.60%, 06/15/45	200	178
Waste Connections, Inc.
5.00%, 03/01/34	250	252
Waste Management, Inc.
1.15%, 03/15/28	300	283
4.15%, 07/15/49	50	41
WRKCo Inc.
4.20%, 06/01/32	200	192
3.00%, 06/15/33 (a)	300	263
		18,658
Communication Services 1.7%
Alphabet Inc.
1.10%, 08/15/30 (a)	280	246
5.35%, 11/15/45	85	83
5.45%, 11/15/55	175	169
2.25%, 08/15/60	225	114
5.75%, 02/15/66	200	198
America Movil, S.A.B. De C.V.
5.00%, 01/20/33	200	200
4.38%, 07/16/42	200	173
AT&T Inc.
4.35%, 03/01/29 - 06/15/45	255	236
2.25%, 02/01/32	250	219
2.55%, 12/01/33	751	636
4.50%, 05/15/35 - 03/09/48	1,206	1,107
5.55%, 11/01/45	100	95
3.65%, 06/01/51 - 09/15/59	706	477
5.70%, 11/01/54	200	188
6.00%, 04/30/56	200	196
British Telecommunications Public Limited Company
9.63%, 12/15/30 (g) (j)	250	299
Charter Communications Operating, LLC
6.65%, 02/01/34	250	261
6.55%, 06/01/34	300	311
6.48%, 10/23/45	210	194
5.75%, 04/01/48	100	83
5.25%, 04/01/53 (a)	200	157
4.40%, 12/01/61	75	48
5.50%, 04/01/63	300	232
Comcast Corporation
6.50%, 11/15/35	100	110
5.17%, 01/15/37 (e)	456	444
6.95%, 08/15/37	250	280
3.90%, 03/01/38	70	60
4.00%, 08/15/47 - 03/01/48	410	302
4.70%, 10/15/48	365	299
2.45%, 08/15/52	450	235
6.05%, 05/15/55 (a)	200	198
5.50%, 05/15/64	120	106
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (g) (j)	300	345
Fox Corporation
6.50%, 10/13/33	200	215
5.48%, 01/25/39	65	63
5.58%, 01/25/49	80	74
Meta Platforms, Inc.
4.80%, 05/15/30 (a)	100	102
4.55%, 08/15/31	200	201
4.95%, 05/15/33	85	86
4.88%, 11/15/35	245	240
5.50%, 11/15/45	185	175
5.60%, 05/15/53	200	186
5.63%, 11/15/55	290	272
5.75%, 05/15/63	365	339
Omnicom Group Inc.
2.60%, 08/01/31	375	336
Orange
5.38%, 01/13/42	100	97
5.50%, 02/06/44	300	292
Rogers Communications Inc.
4.55%, 03/15/52	300	238
Telefonica Emisiones S.A.
5.52%, 03/01/49 (a)	300	271
Telefonica Europe B.V.
8.25%, 09/15/30	250	283
T-Mobile USA, Inc.
2.05%, 02/15/28	900	863
3.88%, 04/15/30	435	424
2.55%, 02/15/31	400	364
6.70%, 12/15/33 (a)	300	331
4.95%, 11/15/35	300	294
4.50%, 04/15/50	160	129
5.75%, 01/15/54	200	192
3.60%, 11/15/60	100	65
5.80%, 09/15/62	100	96
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	56
Verizon Communications Inc.
4.33%, 09/21/28	400	400
1.75%, 01/20/31	130	114
2.36%, 03/15/32	250	218
4.75%, 01/15/33	300	297
3.40%, 03/22/41	215	165
5.75%, 11/30/45	400	391
3.70%, 03/22/61	405	270
Vodafone Group Public Limited Company
5.75%, 02/10/63	50	47
Walt Disney Company, The
2.00%, 09/01/29	625	582
6.20%, 12/15/34	50	55
4.63%, 03/14/36	200	195
2.75%, 09/01/49	225	139
3.80%, 05/13/60	350	250
		17,708
Consumer Staples 1.6%
Altria Group, Inc.
4.80%, 02/14/29	180	181
5.80%, 02/14/39	110	110
4.50%, 05/02/43	200	167
5.95%, 02/14/49	400	388
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	470
4.90%, 02/01/46	300	271
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	110	106
5.45%, 01/23/39	250	254
4.44%, 10/06/48	362	304
B.A.T Capital Corporation
2.73%, 03/25/31	300	274
4.39%, 08/15/37	150	136
4.54%, 08/15/47	100	81
Board of Trustees of the Leland Stanford Junior University, The
3.65%, 05/01/48	20	15
Brown-Forman Corporation
4.75%, 04/15/33	100	99
California Institute of Technology
4.32%, 08/01/45	40	34
Campbell's Company, The
4.15%, 03/15/28	300	297
5.40%, 03/21/34	200	194
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	197
3.95%, 08/01/47	200	156
Coca-Cola Company, The
2.13%, 09/06/29	250	235
2.25%, 01/05/32	300	269
5.30%, 05/13/54	300	288
Conagra Brands, Inc.
1.38%, 11/01/27	300	285
5.00%, 08/01/30	400	400
5.40%, 11/01/48 (a)	55	47
Constellation Brands, Inc.
3.15%, 08/01/29	400	383

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Costco Wholesale Corporation
3.00%, 05/18/27	80	79
1.38%, 06/20/27	300	291
Diageo Investment Corporation
5.13%, 08/15/30	300	307
Dollar General Corporation
5.45%, 07/05/33	200	202
Dollar Tree, Inc.
4.20%, 05/15/28	90	89
Estee Lauder Companies Inc., The
5.00%, 02/14/34	250	249
3.13%, 12/01/49	225	143
General Mills, Inc.
4.20%, 04/17/28	105	104
Haleon US Capital LLC
4.00%, 03/24/52	250	192
Hershey Company, The
4.55%, 02/24/28	250	252
4.95%, 02/24/32	200	205
J. M. Smucker Company, The
3.38%, 12/15/27	250	246
Kenvue Inc.
5.00%, 03/22/30	200	204
4.90%, 03/22/33	100	101
5.20%, 03/22/63	100	90
Keurig Dr Pepper Inc.
5.20%, 03/15/31	200	202
4.50%, 04/15/52 (a)	100	78
Kraft Heinz Foods Company
3.88%, 05/15/27	200	199
5.20%, 03/15/32	200	202
5.00%, 06/04/42	200	177
4.38%, 06/01/46	200	156
Kroger Co., The
4.50%, 01/15/29	300	301
7.50%, 04/01/31	150	169
4.45%, 02/01/47	300	246
Massachusetts Institute of Technology
5.60%, 07/01/11	100	98
4.68%, 07/01/14	250	206
McCormick & Company, Incorporated
1.85%, 02/15/31	300	262
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	173
Mondelez International, Inc.
4.25%, 05/06/28	300	300
PepsiCo Singapore Financing I Pte. Ltd.
4.70%, 02/16/34	250	249
PepsiCo, Inc.
3.00%, 10/15/27	500	493
4.30%, 07/23/30	300	301
3.45%, 10/06/46	90	67
2.75%, 10/21/51	50	31
3.88%, 03/19/60	400	299
Philip Morris International Inc.
4.13%, 04/28/28	200	200
4.38%, 11/15/41	300	262
RELX Capital Inc.
4.00%, 03/18/29	300	297
Reynolds American Inc.
5.70%, 08/15/35	100	103
Southern California, University of
3.03%, 10/01/39	450	366
5.25%, 10/01/11	20	18
Sysco Corporation
5.95%, 04/01/30 (g)	266	276
6.00%, 01/17/34	200	209
6.60%, 04/01/50 (g)	300	311
Target Corporation
2.35%, 02/15/30	200	186
5.00%, 04/15/35 (a)	200	201
2.95%, 01/15/52 (a)	200	126
Tyson Foods, Inc.
5.15%, 08/15/44 (a)	200	185
Unilever Capital Corporation
1.38%, 09/14/30	500	442
University of Notre Dame du Lac
3.44%, 02/15/45	250	192
University of Washington
3.52%, 04/15/54	100	72
Walmart Inc.
3.90%, 04/15/28	200	200
3.70%, 06/26/28	185	184
3.63%, 12/15/47	300	231
4.50%, 09/09/52 - 04/15/53	300	260
		16,925
Consumer Discretionary 1.3%
Airbnb, Inc.
4.40%, 03/16/29	300	300
Amazon.com, Inc.
3.30%, 04/13/27	165	164
3.15%, 08/22/27	440	435
3.85%, 03/13/28	300	299
1.65%, 05/12/28	400	381
1.50%, 06/03/30	130	116
4.25%, 03/13/31	300	298
3.60%, 04/13/32	135	129
4.35%, 03/20/33	400	393
4.88%, 03/13/36	300	297
3.88%, 08/22/37	170	153
2.50%, 06/03/50	300	176
3.10%, 05/12/51	200	131
2.70%, 06/03/60	55	30
4.10%, 04/13/62	160	119
5.95%, 03/13/66	200	201
6.05%, 03/13/76	200	199
Aptiv PLC
5.75%, 09/13/54	300	289
AutoZone, Inc.
3.75%, 06/01/27	200	198
5.13%, 06/15/30	200	203
eBay Inc.
5.13%, 11/06/35 (a)	400	395
3.65%, 05/10/51	15	11
Expedia Group, Inc.
5.40%, 02/15/35	200	198
Ford Motor Company
7.40%, 11/01/46	300	305
General Motors Company
5.35%, 04/15/28	200	203
5.00%, 04/01/35 (a)	200	192
5.15%, 04/01/38	70	66
Hasbro, Inc.
6.35%, 03/15/40	300	313
Home Depot, Inc., The
3.75%, 09/15/28	200	199
1.38%, 03/15/31	300	260
4.50%, 09/15/32	200	200
4.65%, 09/15/35	200	195
5.88%, 12/16/36	600	640
3.13%, 12/15/49	200	133
4.95%, 09/15/52	150	134
3.50%, 09/15/56	200	137
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	195
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	635
4.00%, 10/15/28	550	545
3.65%, 04/05/29	75	73
3.00%, 10/15/50	300	185
5.80%, 09/15/62	105	100
Marriott International, Inc.
5.30%, 05/15/34	250	253
Mattel, Inc.
5.00%, 11/17/30 (a)	300	299
McDonald's Corporation
4.88%, 12/09/45	165	147
3.63%, 09/01/49	200	144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
5.45%, 08/14/53	300	284
Nike, Inc.
2.85%, 03/27/30	400	378
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	262
5.10%, 03/12/36	300	296
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	200	197
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	298
Starbucks Corporation
4.50%, 05/15/28 - 11/15/48	400	365
5.00%, 02/15/34	250	251
4.45%, 08/15/49	50	41
Toyota Motor Corporation
3.67%, 07/20/28	200	198
		13,238
Real Estate 0.9%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	250	249
5.25%, 03/15/36	100	98
5.63%, 05/15/54 (a)	300	279
American Tower Corporation
1.50%, 01/31/28	500	474
3.80%, 08/15/29	90	88
2.70%, 04/15/31	375	341
5.65%, 03/15/33	200	207
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	319
5.35%, 06/01/34	200	205
Boston Properties Limited Partnership
2.90%, 03/15/30	200	185
COPT Defense Properties
2.00%, 01/15/29	450	420
Crown Castle Inc.
3.65%, 09/01/27	80	79
5.80%, 03/01/34	300	307
3.25%, 01/15/51	50	32
Equinix, Inc.
3.40%, 02/15/52	300	198
ERP Operating Limited Partnership
2.50%, 02/15/30	200	187
Extra Space Storage LP
5.70%, 04/01/28	300	306
5.90%, 01/15/31	300	314
GLP Financing, LLC
5.75%, 06/01/28	300	305
6.75%, 12/01/33	200	211
Healthpeak OP, LLC
5.25%, 12/15/32	150	151
6.75%, 02/01/41	200	216
Kimco Realty OP, LLC
2.70%, 10/01/30	200	186
Mid-America Apartments, L.P.
4.95%, 03/01/35	200	198
NNN REIT, Inc.
3.10%, 04/15/50	200	128
ProLogis, L.P.
2.13%, 04/15/27	100	98
2.25%, 04/15/30	175	161
4.63%, 01/15/33	100	99
4.75%, 06/15/33	100	99
3.00%, 04/15/50	35	23
Public Storage, Inc.
1.85%, 05/01/28	300	286
Realty Income Corporation
4.85%, 03/15/30	300	304
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	300	261
Safehold GL Holdings LLC
5.65%, 01/15/35	200	202
Simon Property Group, L.P.
2.65%, 07/15/30	200	186
5.50%, 03/08/33	100	104
3.25%, 09/13/49	65	44
5.85%, 03/08/53	100	100
Store Capital LLC
4.50%, 03/15/28	200	199
4.95%, 02/11/31 (e)	100	99
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	179
UDR, Inc.
2.10%, 08/01/32 (a)	200	170
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	189
Welltower Inc.
4.95%, 09/01/48	150	135
Weyerhaeuser Company
7.38%, 03/15/32	57	64
		8,685
Materials 0.7%
African Development Bank
3.50%, 09/18/29 (a)	400	395
Air Products and Chemicals, Inc.
4.60%, 02/08/29 (a)	150	151
4.85%, 02/08/34 (a)	250	250
Avery Dennison Corporation
5.75%, 03/15/33	200	208
BHP Billiton Finance (USA) Limited
5.25%, 09/08/33	75	77
5.75%, 09/05/55	200	201
Dow Chemical Company, The
4.63%, 10/01/44	250	196
DuPont de Nemours, Inc.
4.73%, 11/15/28 (e)	86	86
Ecolab Inc.
1.30%, 01/30/31	300	259
2.13%, 08/15/50	200	107
2.75%, 08/18/55	75	44
EIDP, Inc.
2.30%, 07/15/30	300	276
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	284
LYB International Finance B.V.
5.25%, 07/15/43	300	259
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	296
5.50%, 12/01/54	200	189
Mosaic Company, The
4.35%, 01/15/29	400	398
4.88%, 11/15/41	20	18
NewMarket Corporation
2.70%, 03/18/31	400	361
Newmont Corporation
5.88%, 04/01/35	200	212
Nucor Corporation
2.98%, 12/15/55	200	121
Nutrien Ltd.
4.90%, 03/27/28	100	101
2.95%, 05/13/30	300	281
3.95%, 05/13/50	150	112
5.80%, 03/27/53	100	98
PPG Industries, Inc.
2.80%, 08/15/29	200	190
4.38%, 03/15/31	200	197
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	261
Rio Tinto Finance (USA) plc
5.00%, 03/09/33	100	102
Sherwin-Williams Company, The
4.30%, 08/15/28	200	199
5.15%, 08/15/35	100	100
4.50%, 06/01/47	70	58
Sonoco Products Company
5.00%, 09/01/34 (a)	300	294
Southern Copper Corporation
7.50%, 07/27/35	150	171

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Steel Dynamics, Inc.
3.25%, 10/15/50	115	75
Vale Overseas Ltd.
3.75%, 07/08/30	100	95
Westlake Corporation
6.38%, 11/15/55	200	197
3.38%, 08/15/61	200	117
		7,036
Total Corporate Bonds And Notes (cost $292,494)		266,048
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.1%
American Express Credit Account Master Trust
Series 2023-A-2, 4.80%, 05/15/28	300	305
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	134
Bank 2019-Bnk16
Series 2019-A4-BN16, REMIC, 4.01%, 01/16/29	400	393
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	470
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (c)	200	186
BBCMS Mortgage Trust 2023-C21
Series 2023-A5-C21, REMIC, 6.00%, 06/17/33 (c)	200	213
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	777
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	268
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	265
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (c)	400	354
BMO 2023-C5 Mortgage Trust
Series 2023-A5-C5, REMIC, 5.77%, 05/17/33	350	362
BMO 2025-5C9 Mortgage Trust
Series 2025-A3-5C9, REMIC, 5.78%, 03/15/30 (c)	500	516
BMW Vehicle Lease Trust 2025-1
Series 2025-A3-1, 4.43%, 10/25/27	250	251
Capital One Multi-Asset Execution Trust
Series 2024-A-A1, 3.92%, 09/15/27	100	100
Series 2021-A2-A2, 1.39%, 07/15/30	300	282
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (c)	300	292
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	742
Chase Issuance Trust
Series 2024-A-A2, 4.63%, 01/16/29	200	203
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	283
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (c)	500	452
GM Financial Automobile Leasing Trust 2025-3
Series 2025-A3-3, 4.17%, 09/20/27	100	100
Series 2025-A4-3, 4.20%, 12/20/27	100	100
GM Financial Consumer Automobile Receivables Trust 2025-1
Series 2025-A3-1, 4.62%, 06/16/28	200	201
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	188
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	95
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	278
Hyundai Auto Receivables Trust 2024-B
Series 2024-A4-B, 4.74%, 04/17/28	200	202
Mercedes-Benz Auto Lease Trust 2025-A
Series 2025-A4-A, 4.69%, 05/15/28	200	202
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	265	262
Santander Drive Auto Receivables Trust 2025-3
Series 2025-A3-3, 4.38%, 08/15/28	200	200
Synchrony Card Issuance Trust
Series 2025-A-A2, 4.49%, 05/15/28	100	101
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A4-A, 4.77%, 04/16/29	300	303
Toyota Auto Receivables 2025-B Owner Trust
Series 2025-A3-B, 4.34%, 11/15/29	280	281
Verizon Master Trust
Series 2024-A1A-6, 4.17%, 08/20/27	350	350
Volkswagen Auto Lease Trust 2025-A
Series 2025-A3-A, 4.50%, 11/22/27	261	262
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A4-1, 4.61%, 07/21/31	225	227
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	991
World Omni Auto Receivables Trust 2025-A
Series 2025-A4-A, 4.86%, 12/15/28	100	101
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,688)		11,292
SHORT TERM INVESTMENTS 5.4%
Investment Companies 4.6%
JNL Government Money Market Fund - Class I, 3.53% (k) (l)	46,923	46,923
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.63% (k) (l)	8,465	8,465
Total Short Term Investments (cost $55,388)		55,388
Total Investments 104.8% (cost $1,150,296)		1,081,408
Total Forward Sales Commitments (0.2)% (proceeds $2,152)		(2,150)
Other Assets and Liabilities, Net (4.6)%		(47,184)
Total Net Assets 100.0%		1,032,074

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $45,679.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $1,868 and 0.2% of the Fund.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Convertible security.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 1.50%, 04/15/41 (a)	(75)	(67)
TBA, 2.00%, 04/15/41 (a)	(125)	(115)
TBA, 1.50%, 04/15/56 (a)	(75)	(58)
TBA, 2.00%, 04/15/56 (a)	(525)	(422)
TBA, 2.50%, 04/15/56 (a)	(375)	(315)
TBA, 3.00%, 04/15/56 (a)	(250)	(220)
TBA, 3.50%, 04/15/56 (a)	(150)	(138)
TBA, 4.00%, 04/15/56 (a)	(175)	(165)
Government National Mortgage Association
TBA, 2.50%, 04/15/56 (a)	(200)	(172)
TBA, 3.00%, 04/15/56 (a)	(150)	(134)
TBA, 3.50%, 04/15/56 (a)	(375)	(344)
Total Government And Agency Obligations (proceeds $2,152)		(2,150)
Total Forward Sales Commitments (0.2%) (proceeds $2,152)		(2,150)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2026, the total proceeds for investments sold on a delayed delivery basis was $2,152.

JNL Bond Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Synchrony Bank, 5.63%, 08/23/27	08/12/24	402	404	—

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	47,584	25,218	25,879	415	—	—	46,923	4.6
JNL Government Money Market Fund, 3.63% - Class SL	10,065	11,989	13,589	91	—	—	8,465	0.8
	57,649	37,207	39,468	506	—	—	55,388	5.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	748,680	—	748,680
Corporate Bonds And Notes	—	266,048	—	266,048
Non-U.S. Government Agency Asset-Backed Securities	—	11,292	—	11,292
Short Term Investments	55,388	—	—	55,388
	55,388	1,026,020	—	1,081,408
Liabilities - Securities
Government And Agency Obligations	—	(2,150)	—	(2,150)
	—	(2,150)	—	(2,150)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 97.2%
China 25.4%
360 Security Technology Inc. - Class A	67	105
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	22	70
3SBio Inc. (a)	172	512
AAC Technologies Holdings Inc.	71	307
Accelink Technologies Co., Ltd. - Class A	6	70
ACM Research (Shanghai), Inc. - Class A	2	42
AECC Aero-Engine Control Co., Ltd. - Class A	11	34
Agricultural Bank of China Limited - Class A	1,136	1,099
Agricultural Bank of China Limited - Class H	2,645	1,889
AIMA Technology Group Co., Ltd. - Class A	6	28
Akeso Inc. (b)	54	918
Alibaba Group Holding Limited (a)	1,711	26,603
Alibaba Health Information Technology Limited (b) (c)	470	284
Aluminum Corporation of China Limited - Class A	91	153
Aluminum Corporation of China Limited - Class H	348	509
Amlogic (Shanghai) Co., Ltd. - Class A	3	40
Angel Yeast Co., Ltd. - Class A	9	50
Anhui Conch Cement Company Limited - Class A	28	94
Anhui Conch Cement Company Limited - Class H	121	331
Anhui Gujing Distillery Company Limited - Class A	3	42
Anhui Gujing Distillery Company Limited - Class B	10	90
Anhui Jianghuai Automobile Group Co., Ltd. - Class A (b)	18	119
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	27
Anjing Food Group Co., Ltd. - Class A	3	35
ANTA Sports Products Limited	124	1,210
Aojie Technology Co., Ltd. - Class A (b)	3	30
APT Medical Inc. - Class A	1	47
Asia-Potash International Investment (Guangzhou)Co., Ltd. - Class A (b)	8	71
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	3	55
Atour Lifestyle Holdings Limited - ADR	7	275
Autobio Diagnostics Co., Ltd. - Class A	5	26
Avary Holding (Shenzhen) Co., Ltd. - Class A	18	141
AviChina Industry & Technology Company Limited - Class H (c)	263	112
Avicopter PLC - Class A	6	31
Baic Bluepark New Energy Technology Co., Ltd. - Class A (b)	27	28
BAIC Foton Motor Co., Ltd. - Class A (b)	65	28
Baidu, Inc. - Class A (a) (b)	203	2,776
Baiyin Nonferrous Group Co., Ltd. - Class A	45	54
Bank of Beijing Co., Ltd. - Class A	152	122
Bank of Changsha Co., Ltd. - Class A	34	48
Bank of Chengdu Co., Ltd. - Class A	23	56
Bank of China Limited - Class H	7,514	4,792
Bank of Communications Co., Ltd. - Class A	131	133
Bank of Communications Co., Ltd. - Class H	747	673
Bank of Jiangsu Co., Ltd. - Class A	121	192
Bank of Nanjing Co., Ltd. - Class A	100	164
Bank of Ningbo Co., Ltd. - Class A	40	176
Bank of Shanghai Co., Ltd. - Class A	89	127
Bank of Suzhou Co., Ltd. - Class A	29	35
Baoshan Iron & Steel Co., Ltd. - Class A	161	150
Beijing Enterprises Holdings Limited	45	173
Beijing Enterprises Water Group Limited	356	123
Beijing Huaer Company Limited - Class A	48	54
Beijing Jingneng Power Co., Ltd. - Class A	47	35
Beijing Kingsoft Office Software Co., Ltd. - Class A	3	99
Beijing New Building Material (Group) Co., Ltd. - Class A	7	25
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	16	36
Beijing Roborock Technology Co., Ltd. - Class A	1	26
Beijing Shiji Information Technology Co., Ltd. - Class A	31	45
Beijing Shougang Co., Ltd. - Class A (d)	34	23
Beijing Tiantan Biological Products Corporation Limited - Class A	12	26
Beijing Tongrentang Co., Ltd. - Class A	13	50
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A (b)	6	35
Beijing Yandong Microelectronic Co., Ltd. - Class A (b)	17	95
Beijing Yanjing Brewery Co., Ltd. - Class A	1	1
Bestechnic (Shanghai) Co., Ltd. - Class A	1	29
Bethel Automotive Safety Systems Co., Ltd. - Class A	5	32
Bicycle Club Joint Venture, L.P. - Class A (b)	23	40
Bilibili Inc (b)	22	507
BIWIN Storage Technology Company Limited - Class A	12	394
Bloomage Biotechnology Corporation Limited - Class A	2	14
Bluestar Adisseo Company - Class A	24	46
BOC Hong Kong (Holdings) Limited	339	1,872
BOC International (China) Co., Ltd. - Class A	25	45
BOE Technology Group Co., Ltd. - Class A	193	110
Bosideng International Holdings Limited	478	245
BYD Company Limited - Class A	40	609
BYD Company Limited - Class H	344	4,718
BYD Electronic (International) Company Limited (c)	74	267
Caida Securities Co., Ltd. - Class A	33	31
Caitong Securities Co., Ltd. - Class A	50	55
Cambricon Technologies Corporation Limited - Class A	3	424
Capital Securities Co., Ltd. - Class A	44	105
Cathay Biotech, Inc. - Class A	7	50
CCOOP Group Co., Ltd. - Class A (b)	126	34
CGN Power Co., Ltd. - Class A	122	81
CGN Power Co., Ltd. - Class H (a)	952	429
Changchun High-Tech Industries (Group) Inc. - Class A	2	20
Changjiang Securities Co., Ltd. - Class A	59	59
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	52
Chifeng Jilong Gold Mining Co., Ltd. - Class A	11	69
Chifeng Jilong Gold Mining Co., Ltd. - Class H (a) (c)	27	143
China Aviation Power Co., Ltd. - Class A	18	124
China Baoan Group Co., Ltd. - Class A	31	40
China CITIC Bank Corporation Limited - Class A	138	166
China CITIC Bank Corporation Limited - Class H	783	792
China Coal Energy Company Limited - Class A	20	48
China Coal Energy Company Limited - Class H	195	328
China Construction Bank Corporation - Class A	161	224
China Construction Bank Corporation - Class H	9,231	9,969
China CSSC Holdings Limited - Class A	48	214
China Eastern Airlines Corporation Limited - Class A (b)	77	48
China Eastern Airlines Corporation Limited - Class H (b)	252	113
China Energy Engineering Corporation Limited - Class A	139	59
China Energy Engineering Corporation Limited - Class H	406	67
China Everbright Bank Company Limited - Class A	319	148
China Everbright Bank Company Limited - Class H	326	127
China Everbright Environment Group Limited	307	210
China Feihe Limited (a)	350	156
China Film Group Co., Ltd. - Class A	18	36
China First Heavy Industries - Class A (b)	53	34
China Galaxy Securities Co., Ltd. - Class A	59	110
China Galaxy Securities Co., Ltd. - Class H	343	351
China Gas Holdings Limited	229	210
China Gold International Resources Corp. Ltd.	23	455
China Hainan Rubber Industry Group Co., Ltd. - Class A	33	30
China Hongqiao Group Limited	356	1,609
China Huishan Dairy Holdings Company Limited (b) (d)	946	—
China International Capital Corporation Limited - Class A	17	81
China International Capital Corporation Limited - Class H (a)	145	323

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
China International Marine Containers (Group) Co., Ltd. - Class A	30	47
China International Marine Containers (Group) Co., Ltd. - Class H	82	103
China Jushi Co., Ltd. - Class A	26	93
China Life Insurance Company Limited - Class H	708	2,260
China Literature Limited (a) (b)	35	116
China Longyuan Power Group Corporation Limited - Class H	299	273
China Medical System Holdings Limited	108	185
China Mengniu Dairy Company Limited	286	633
China Merchants Bank Co., Ltd. - Class A	143	814
China Merchants Bank Co., Ltd. - Class H	359	2,274
China Merchants Energy Shipping Co., Ltd. - Class A	62	146
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	61
China Merchants Port Holdings Company Limited	108	203
China Merchants Securities Co., Ltd. - Class A	46	104
China Merchants Securities Co., Ltd. - Class H (a)	53	90
China Merchants Shekou Industrial Zone Holdings Co., Ltd. - Class A	70	86
China Minsheng Banking Corp., Ltd. - Class A	226	124
China Minsheng Banking Corp., Ltd. - Class H	663	312
China National Medicines Corporation Ltd. - Class A	7	30
China National Nuclear Power Co Ltd. - Class A	144	190
China National Software and Service Company Limited - Class A (b)	8	40
China Nonferrous Metals Company Limited	140	211
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	26	182
China Oilfield Services Limited - Class A	23	52
China Oilfield Services Limited - Class H	170	196
China Overseas Land & Investment Limited	345	513
China Pacific Insurance (Group) Co., Ltd. - Class A	51	277
China Pacific Insurance (Group) Co., Ltd. - Class H	239	983
China Petroleum & Chemical Corporation - Class A	300	255
China Petroleum & Chemical Corporation - Class H	2,076	1,193
China Power International Development Limited	446	180
China Railway Construction Group Co., Ltd. - Class A	32	25
China Railway Group Limited - Class A	124	98
China Railway Group Limited - Class H	400	208
China Railway Signal & Communication Corporation Limited - Class A	85	70
China Railway Signal & Communication Corporation Limited - Class H	66	29
China Rare Earth Resources and Technology Co., Ltd. - Class A (b)	8	59
China Resources Beverage (Holdings) Company Limited (c)	39	44
China Resources Gas Group Limited	77	187
China Resources Land Limited	268	989
China Resources Microelectronics Limited - Class A	8	51
China Resources Mixc Lifestyle Services Limited (a)	59	358
China Resources Pharmaceutical Group Limited (a)	161	120
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	6	24
China Securities Co., Ltd. - Class A	22	70
China Shenhua Energy Company Limited - Class A	45	306
China Shenhua Energy Company Limited - Class H	317	1,876
China Southern Airlines Company Limited - Class A (b)	130	107
China Southern Airlines Company Limited - Class H (b)	176	88
China Southern Power Grid Energy Storage Co., Ltd. - Class A	11	22
China Suntien Green Energy Corporation Limited - Class A	8	10
China Suntien Green Energy Corporation Limited - Class H	123	61
China Taiping Insurance Holdings Company Limited	131	346
China Three Gorges New Energy (Group) Co., Ltd. - Class A	178	110
China Tourism Group Duty Free Corporation Limited - Class A	15	152
China Tourism Group Duty Free Corporation Limited - Class H (c)	10	85
China Tower Corporation Limited - Class H	420	575
China Vanke Co., Ltd. - Class A (b)	75	44
China Vanke Co., Ltd. - Class H (b)	272	102
China XD Electric Co., Ltd. - Class A	46	101
China Yangtze Power Co., Ltd. - Class A	173	678
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	5	35
China Zheshang Bank Co., Ltd. - Class A	151	66
China Zheshang Bank Co., Ltd. - Class H (a)	291	92
Chinatungsten High-Tech Materials Co., Ltd. - Class A	15	109
Chongqing Brewery Co., Ltd. - Class A	5	43
Chongqing Changan Automobile Company Limited - Class A	52	75
Chongqing Changan Automobile Company Limited - Class B	102	53
Chongqing Qianli Technology Co., Ltd. - Class A (b)	33	48
Chongqing Rural Commercial Bank Co., Ltd. - Class A	60	61
Chongqing Rural Commercial Bank Co., Ltd. - Class H	207	179
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	7
Chongqing Zongshen Power Machinery Co., Ltd. - Class A	6	18
CITIC Limited	478	728
CITIC Metal Co., Ltd. - Class A	44	75
CITIC Securities Company Limited - Class A	87	306
CITIC Securities Company Limited - Class H	154	472
CMOC Group Limited - Class A	128	326
CMOC Group Limited - Class H	320	675
CNOOC Energy Development Co., Ltd. - Class A	52	34
CNPC Capital Company Limited - Class A	76	112
COFCO Capital Holdings Co., Ltd. - Class A	9	13
COFCO Sugar Holding Co., Ltd. - Class A	15	31
Contemporary Amperex Technology Co., Limited - Class H (a) (c)	12	979
Copper Sub Corporation, Inc. - Class A	29	37
COSCO SHIPPING Development Co., Ltd. - Class A	121	47
COSCO SHIPPING Development Co., Ltd. - Class H	270	39
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	35	113
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H (c)	126	289
COSCO SHIPPING Holdings Co., Ltd. - Class A	95	207
COSCO SHIPPING Holdings Co., Ltd. - Class H (c)	211	402
CSI Solar Co., Ltd. - Class A	98	182
CSPC Pharmaceutical Group Limited	755	890
Daqin Railway Co., Ltd. - Class A	114	89
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	21
Datang International Power Generation Co., Ltd. - Class A	46	26
Datang International Power Generation Co., Ltd. - Class H	388	125
Delton Technology (Guangzhou) Inc. - Class A	11	192
DHC Software Co., Ltd. - Class A	11	12
Dong'e Ejiao Co., Ltd. - Class A	6	46
Dongfang Electric Co., Ltd. - Class A	21	109
Dongfang Electric Co., Ltd. - Class H (c)	44	194
Dongxing Securities Co., Ltd. - Class A	31	56
Eastern Air Logistics Co., Ltd. - Class A	12	29
Eastroc Beverage(Group) Co., Ltd. - Class A	3	104
Ecovacs Robotics Co., Ltd. - Class A	4	39
eDraco Travel Limited (a)	130	300
ENN Energy Holdings Limited	70	569
ENN Natural Gas Co., Ltd. - Class A	14	45
Everbright Securities Company Limited - Class A	27	61
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (b)	104	34
Far East Horizon Limited	145	131

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
FAW Jiefang Group Co., Ltd. - Class A	33	32
Flat Glass Group Co., Ltd. - Class A	12	25
Flat Glass Group Co., Ltd. - Class H (b)	51	56
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	39	229
Fosun International Limited	172	91
Founder Securities Co., Ltd. - Class A	43	42
Founder Technology Group Co., Ltd. - Class A (b)	29	42
Foxconn Industrial Internet Co., Ltd. - Class A	79	607
Fujian Sunner Development Co., Ltd. - Class A	14	35
Full Truck Alliance Co. Ltd. - Class A - ADR	74	614
Fuyao Glass Industry Group Co., Ltd. - Class A	11	90
Fuyao Glass Industry Group Co., Ltd. - Class H (a)	58	435
Fuzhou Tianyu Electric Co., Ltd. - Class A (b)	45	31
Galaxycore Inc. - Class A	15	28
Gan & Lee Pharmaceuticals - Class A	4	36
Ganfeng Lithium Group Co., Ltd. - Class A	14	160
Ganfeng Lithium Group Co., Ltd. - Class H (a)	42	402
GCL Technology Holdings Limited (b)	2,550	284
GD Power Development Co., Ltd. - Class A	113	79
GDS Holdings Ltd. - Class A (b) (e)	90	467
Geely Automobile Holdings Limited	583	1,578
GEM Co., Ltd. - Class A	46	53
GenScript Biotech Corporation (b) (c)	106	151
GF Securities Co., Ltd. - Class A	40	105
GF Securities Co., Ltd. - Class H	85	159
Giant Biogene Holding Co Ltd. (c)	48	171
Giant Network Group Co., Ltd. - Class A	13	60
GigaDevice Semiconductor Inc. - Class A	5	172
Glodon Company Limited - Class A	8	14
Goertek Inc. - Class A	21	70
Goldwind Science & Technology Co., Ltd. - Class A	25	97
Goldwind Science & Technology Co., Ltd. - Class H	66	123
Gongniu Group Co., Ltd. - Class A	5	31
Great Wall Motor Company Limited - Class A	18	53
Great Wall Motor Company Limited - Class H	235	372
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	40
Gree Electric Appliances, Inc. of Zhuhai - Class A	33	183
Greenland Holding Group Co., Ltd. - Class A (b)	99	22
Guangdong Electric Power Development Co., Ltd. - Class A	34	29
Guangdong Haid Group Co., Ltd. - Class A	14	104
Guangdong HEC Technology Holding Co., Ltd. - Class A (b)	19	86
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	23
Guangzhou Automobile Group Co., Ltd. - Class A	29	31
Guangzhou Automobile Group Co., Ltd. - Class H (c)	254	99
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	21	27
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	5	18
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	43
Guangzhou Development Group Incorporated - Class A	25	25
Guangzhou Haige Communications Group Incorporated Company - Class A	20	45
Guangzhou Port Co., Ltd. - Class A	18	9
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	34
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	13	89
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A	40	49
Guming Holdings Limited	58	203
Guobo Electronics Co., Ltd. - Class A	10	166
Guolian Minsheng Securities Company Limited - Class A	20	26
Guosen Securities Co., Ltd. - Class A	65	107
Guotai Haitong Financial Holdings Limited - Class A	103	248
Guotai Haitong Financial Holdings Limited - Class H (a)	245	421
Guoxuan High-Tech Co., Ltd. - Class A	14	71
H World Group Limited	157	794
Haidilao International Holding Ltd. (a) (c)	130	239
Haier Smart Home Co., Ltd. - Class A	40	125
Haier Smart Home Co., Ltd. - Class H	225	602
Hainan Airport Infrastructure Co., Ltd - Class A	91	48
Haisco Pharmaceutical Group Co., Ltd. - Class A	7	52
Haitian International Holdings Limited	93	241
Hangzhou Bank Co., Ltd. - Class A	40	96
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	43
Hangzhou First Applied Material Co., Ltd. - Class A	12	31
Hangzhou Lion Microelectronics Co., Ltd. - Class A (b)	6	28
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	32
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	51
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	97
Hansoh Pharmaceutical Group Company Limited (a)	106	483
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	31
Harris County School District - Class A	303	222
Hebei Sinopack Electronic Technology Co., Ltd. - Class A	2	23
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	48
Hedy Holding Co., Ltd. - Class A	105	100
Heilongjiang Agriculture Company Limited - Class A	17	41
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	93
Henan Shuanghui Investment & Development Co., Ltd. - Class A	21	86
Hengan International Group Company Limited	59	209
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	15	40
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	42	132
Hengsheng Chemical Industry Co., Ltd. - Class A	11	60
Hengtong Optic-Electric Co., Ltd. - Class A	19	145
Hengyi Petrochemical Co. Ltd. - Class A	39	68
Himile Mechanical Science And Technology (Shandong) Co., Ltd. - Class A	5	58
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class A	1	2
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class H	33	84
Hisense Visual Technology Co., Ltd. - Class A	13	41
HLA Group Corp., Ltd. - Class A	35	34
Hongta Securities Co., Ltd. - Class A	25	28
Horizon Robotics (b) (c)	727	626
Hoshizaki Corporation - Class A	6	34
Hua Hong Semiconductor Limited (a) (b)	63	639
Hua Xia Bank Co., Limited - Class A	106	112
Huaan Securities Co., Ltd. - Class A	34	27
Huadian Power International Corporation Limited - Class A	86	59
Huadian Power International Corporation Limited - Class H	108	56
Huadong Medicine Co., Ltd. - Class A	9	45
Huafon Chemical Co., Ltd. - Class A	27	41
Huagong Tech Company Limited - Class A	6	88
Huaibei Mining Co., Ltd. - Class A	21	41
Hualan Bioengineering Co., Ltd. - Class A	2	5
Huaneng Power International, Inc. - Class A	97	99
Huaneng Power International, Inc. - Class H	344	260
Huaqin Technology Co., Ltd. - Class A	22	260
Huatai Securities Co., Ltd. - Class A	49	128
Huatai Securities Co., Ltd. - Class H (a)	120	228
Huaxi Securities Co., Ltd. - Class A	29	35
Huaxin Building Materials Group Co., Ltd. - Class A	15	46
Huayu Automotive Systems Co., Ltd. - Class A	14	39
Hubei Energy Group Co., Ltd. - Class A	52	36
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	34
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	63
Huizhou Desay SV Automotive Co., Ltd. - Class A	6	84
Hunan Valin Steel Co., Ltd. - Class A	59	44
Hundsun Technologies Inc. - Class A	9	32
Hwatsing Technology Co., Ltd. - Class A	9	235
Hygon Information Technology Co., Ltd. - Class A	17	514
Hytera Communications Corporation Limited - Class A (b)	9	13

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
iFlytek Co., Ltd. - Class A	17	118
Industrial and Commercial Bank of China Limited - Class A	814	898
Industrial and Commercial Bank of China Limited - Class H	7,127	6,274
Industrial Bank Co., Ltd. - Class A	148	404
Industrial Securities Co., Ltd. - Class A	90	77
Inner Mongolia Baotou Steel Union Co., Ltd. - Class A	306	112
Inner Mongolia Dian Tou Energy Corporation Limited - Class A	10	44
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	30
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	12	15
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	40	32
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	43
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd. - Class A	12	71
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	47	178
Inner Mongolia Yitai Coal Co., Ltd. - Class B	81	173
Innovent Biologics, Inc. - Class B (a) (b)	135	1,495
Inspur Electronic Information Industry Co., Ltd. - Class A	12	96
iRay Technology Company Limited - Class A	2	29
J&T Global Express Limited (b)	595	770
JA Solar Technology Co., Ltd. - Class A (b)	22	35
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	35
JCET Group Co., Ltd. - Class A	17	98
JCHX Mining Management Co., Ltd. - Class A	6	47
JD Health International Inc. (a) (b)	98	599
JD Logistics, Inc. (b)	206	364
JD.com, Inc. - Class A	242	3,552
Jiage Haoyou (Guangzhou) Co., Ltd. (e)	46	184
Jiangsu Eastern Shenghong Co., Ltd. - Class A (b)	46	71
Jiangsu Expressway Company Limited - Class A	2	4
Jiangsu Expressway Company Limited - Class H	129	166
Jiangsu Financial Leasing Co., Ltd. - Class A	32	31
Jiangsu Guoxin Corp., Ltd. - Class A	16	19
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	11	151
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	44	357
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class H (c)	27	221
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	8	32
Jiangsu NHWA Pharmaceutical Co., Ltd. - Class A	10	31
Jiangsu Pacific Quartz Co., Ltd. - Class A	5	32
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	22	31
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	43
Jiangsu Yanghe Distillery Co., Ltd. - Class A	7	51
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	30
Jiangsu Yoke Technology Co., Ltd. - Class A	5	53
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	2	11
Jiangsu Zhongtian Technology Co., Ltd. - Class A	28	123
Jiangxi Copper Company Limited - Class A	12	78
Jiangxi Copper Company Limited - Class H	94	420
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	74
Jinko Solar Co., Ltd. - Class A (b)	66	63
Jinneng Holding Shanxi Coal Industry Co., Ltd. - Class A	13	32
Jointown Pharmaceutical Group Co., Ltd. - Class A	53	41
Juneyao Airlines Co., Ltd. - Class A	20	34
Kanzhun Limited	57	383
KE Holdings Inc.	178	874
Keboda Technology Co., Ltd. - Class A	1	11
Kingdee International Software Group Company Limited (b)	249	276
Kingfa Sci. & Tech. Co., Ltd. - Class A	18	44
Kingnet Network Co., Ltd. - Class A	23	59
Kingsoft Corp Ltd.	87	251
Kuaishou Technology (a)	266	1,573
Kuang-Chi Technologies Co., Ltd. - Class A	17	95
Kunlun Energy Company Limited	364	332
Kweichow Moutai Co., Ltd. - Class A	9	1,851
Laopu Gold Co., Ltd. - Class H (a) (c)	5	362
LB Group Co., Ltd. - Class A	22	54
Lenovo Group Limited	581	688
Levima Advanced Materials Corporation - Class A	9	27
Li Auto Inc. - Class A (b) (c)	102	895
Li Ning Company Limited	223	619
Liaoning Port Co., Ltd. - Class A	185	44
Lingyi Itech (Guangdong) Company - Class A	62	118
Livzon Pharmaceutical Group Inc. - Class A	3	14
Livzon Pharmaceutical Group Inc. - Class H	11	37
Longfor Group Holdings Limited	181	176
LONGi Green Energy Technology Co., Ltd. - Class A (b)	59	150
Loongson Technology Corporation Limited - Class A (b)	3	58
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	50	367
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	161
Mao Geping Cosmetics Co., Ltd. - Class H (c)	34	325
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	42	35
Meituan - Class B (a) (b)	504	5,428
Metallurgical Corporation of China Ltd. - Class A	127	56
Metallurgical Corporation of China Ltd. - Class H	215	45
Midea Group Co., Ltd. - Class A	47	521
Midea Group Co., Ltd. - Class H (a)	43	469
Mingyang Smart Energy Group Co., Ltd. - Class A	23	57
Minmetals Capital Company Limited - Class A	40	31
MIXUE Group - Class H (b) (c)	5	188
Montage Technology Co., Ltd. - Class A	8	144
Muyuan Foods Co., Ltd. - Class A	36	215
Nangfang Science City Development Co., Ltd. - Class A	26	112
Nanjing Iron and Steel Co., Ltd. - Class A	37	29
Nanjing Securities Co., Ltd. - Class A	23	25
NARI Technology Co., Ltd. - Class A	49	187
National Silicon Industry Group Co., Ltd. - Class A (b)	21	51
Naura Technology Group Co., Ltd. - Class A	5	335
NetEase Cloud Music Inc. (b)	5	90
NetEase, Inc.	164	3,641
New China Life Insurance Company Ltd. - Class A	15	134
New China Life Insurance Company Ltd. - Class H	92	548
New Hope Liuhe Co., Ltd. - Class A	17	20
New Oriental Education & Technology Group Inc. (a)	137	775
Nexchip Semiconductor Corporation - Class A (b)	54	210
Ninestar Corporation - Class A (b)	12	29
Ningbo Deye Technology Co., Ltd. - Class A	7	129
Ningbo Joyson Electronic Corp. - Class A	10	36
Ningbo Orient Wires & Cables Co., Ltd. - Class A	9	75
Ningbo Sanxing Medical Electric Co., Ltd. - Class A	9	35
Ningbo Tuopu Group Co., Ltd. - Class A	12	102
Ningbo Zhoushan Port Group - Class A	120	71
Ningxia Baofeng Energy Group Co., Ltd. - Class A	45	188
NIO, Inc. - Class A (b)	162	955
Nongfu Spring Co., Ltd. - Class H (a)	167	1,007
Offshore Oil Engineering Co., Ltd. - Class A	38	36
OFILM Group Co., Ltd. - Class A (b)	20	25
OmniVision Integrated Circuits Group, Inc. - Class A	8	116
Oppein Home Group Inc. - Class A	5	38
Orient Securities Company Limited - Class A	36	47
Orient Securities Company Limited - Class H (a)	89	62
Oriental Pearl Group Co., Ltd. - Class A	33	46
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (b)	74	36
PDD Holdings Inc. - ADR (b)	72	7,318
People.cn Co., Ltd. - Class A	9	24
People's Insurance Company (Group) of China Limited, The - Class H	784	545
Perfect World Co., Ltd. - Class A	22	57

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
PetroChina Company Limited - Class H	1,997	2,745
PICC Property and Casualty Company Limited - Class H	611	1,127
Ping An Bank Co., Ltd. - Class A	143	231
Ping An Insurance (Group) Company of China, Ltd. - Class A	77	633
Ping An Insurance (Group) Company of China, Ltd. - Class H	585	4,521
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A	15	17
Piotech, Inc. - Class A	2	98
Poly Developments and Holdings Group Co., Ltd. - Class A	96	81
Pop Mart International Group Limited (a) (c)	61	1,131
Postal Savings Bank of China Co., Ltd. - Class H (a)	798	502
Power Construction Corporation of China - Class A	116	97
Proya Cosmetics Co., Ltd. - Class A	4	31
Qi An Xin Technology Group Inc. - Class A (b)	6	28
Qingdao Port International Co., Ltd. - Class A	8	10
Qingdao Port International Co., Ltd. - Class H (a)	71	62
Qinghai Salt Lake Industry Co., Ltd - Class A (b)	34	184
QuantuMcTek Co., Ltd. - Class A	1	63
Quzhou Xin'an Development Co., Ltd. - Class A (b)	64	29
Radio And Television Yuntong Group Co., Ltd. - Class A	25	42
RemeGen Co., Ltd. - Class H (a) (b)	16	199
Rockchip Electronics Co., Ltd. - Class A	4	87
Rongsheng Petrochemical Co., Ltd. - Class A	57	100
S.F. Holding Co., Ltd. - Class A	35	194
S.F. Holding Co., Ltd. - Class H	7	32
SAIC Motor Corporation Limited - Class A	58	124
Sailun Group Co., Ltd. - Class A	26	48
San'an Optoelectronics Co., Ltd - Class A	48	82
SANY Heavy Industry Co., Ltd. - Class A	57	159
Satellite Chemical Co., Ltd. - Class A	30	121
SDIC Capital Co., Ltd. - Class A	53	54
SDIC Power Holdings Co., Ltd. - Class A	51	104
Seazen Holdings Co., Ltd. - Class A (b)	23	47
SeeWay.ai Co., Ltd. - Class A (b)	19	26
Semiconductor Manufacturing Electronics (Shaoxing) Corporation. - Class A (b)	223	207
Seres Co., Ltd. - Class A	13	177
Shaanxi Coal Industry Company Limited - Class A	72	265
Shaanxi Energy Investment Co., Ltd. - Class A	67	105
Shandong Gold Group Co., Ltd. - Class A	20	120
Shandong Gold Group Co., Ltd. - Class H (a)	71	298
Shandong Hi-Speed Group Co., Ltd. - Class A	19	29
Shandong Linglong Tyre Co., Ltd. - Class A	14	28
Shandong Nanshan Aluminium Co., Ltd. - Class A	90	81
Shandong Sun Paper Co., Ltd. - Class A	22	48
Shandong Weigao Group Medical Polymer Company Limited - Class H	210	101
Shanghai Aiko Solar Energy Co., Ltd. - Class A (b)	13	26
Shanghai Allist Pharmaceuticals Co., Ltd. - Class A	3	42
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	23
Shanghai Baosight Software Co., Ltd. - Class A	15	52
Shanghai Baosight Software Co., Ltd. - Class B	58	60
Shanghai BOCHU Electronic Technology Corporation Limited. - Class A	2	41
Shanghai Electric Group Company Limited - Class A	89	103
Shanghai Electric Group Company Limited - Class H	222	106
Shanghai Electric Power Co., Ltd. - Class A	24	63
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	10	37
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	47	120
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	50
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H (c)	21	105
Shanghai International Airport Co., Ltd. - Class A	16	65
Shanghai International Port(Group) Co., Ltd. - Class A	34	25
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	108	43
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	39
Shanghai Junshi Biosciences Co., Limited - Class A (b)	6	31
Shanghai Junshi Biosciences Co., Limited - Class H (a) (b) (c)	14	41
Shanghai Lingang Holdings Co., Ltd. - Class A	18	26
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	21
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	116	47
Shanghai M&G Stationery Inc - Class A	10	36
Shanghai Moons' Electric Co., Ltd. - Class A	3	21
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	15	38
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	55	82
Shanghai Pudong Development Bank Co., Ltd. - Class A	227	334
Shanghai Putailai New Energy Technology Group Co., Ltd. - Class A	8	38
Shanghai RAAS blood products co., Ltd. - Class A	67	57
Shanghai Rural Commercial Bank Co., Ltd. - Class A	90	118
Shanghai United Imaging Healthcare Co., Ltd. - Class A	5	88
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A (b)	10	46
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	14	42
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd. - Class A	41	27
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	10	50
Shanxi Coal International Energy Group Co., Ltd. - Class A	18	28
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	43
Shanxi Lu'an Environmental Energy Dev.Co., Ltd. - Class A	20	39
Shanxi Xinghuacun Fenjiu Group., Ltd. - Class A	8	163
Shede Spirits Co., Ltd. - Class A	3	20
Shenergy Company Limited - Class A	43	55
Shengyi Electronics Co., Ltd. - Class A (b)	6	69
Shengyi Technology Co., Ltd. - Class A	16	125
Shennan Circuits Co., Ltd. - Class A	5	147
Shenwan Hongyuan Group Co., Ltd. - Class A	154	105
Shenwan Hongyuan Group Co., Ltd. - Class H (a)	184	64
Shenzhen Energy Group Co., Ltd. - Class A	34	34
Shenzhen Envicool Technology Co., Ltd. - Class A	6	79
Shenzhen Goodix Technology Co., Ltd. - Class A	4	38
Shenzhen Huaqiang Information Industry Co., Ltd. - Class A	5	17
Shenzhen Jingwang Electronics Co., Ltd. - Class A	7	54
Shenzhen Kaifa Technology Co., Ltd. - Class A	5	17
Shenzhen Kedali Industry Co.Limited - Class A	2	58
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	77
Shenzhen SED Industry Co., Ltd. - Class A	12	30
Shenzhen Techwinsemi Technology Co., Ltd - Class A	2	84
Shenzhen Transsion Holdings Co., Ltd. - Class A	9	70
Shenzhou International Group Holdings Limited	72	438
Shijiazhuang Changshan Beiming Technology Co., Ltd. - Class A (b)	8	21
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	43
SICC Co., Ltd. - Class A (b)	3	36
Sichuan Biokin Pharmaceutical Co., Ltd. - Class A (b)	6	227
Sichuan Changhong Electric Co., Ltd. - Class A	41	52
Sichuan Chuantou Energy Co,.Ltd. - Class A	27	57
Sichuan Huafeng Technology Co., Ltd. - Class A (b)	12	184
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	10	50
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. - Class H (b)	3	172

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Sichuan New Energy Power Company Limited - Class A	17	39
Sichuan Road & Bridge (Group) Co., Ltd. - Class A	44	65
Sieyuan Electric Co., Ltd. - Class A	5	159
Sinolink Securities Co., Ltd. - Class A	23	28
Sinoma International Engineering Co., Ltd. - Class A	25	37
Sinoma Science & Technology Co., Ltd. - Class A	14	83
Sinomach Heavy Equipment Group Co., Ltd. - Class A (b)	48	31
Sinomine Resource Group Co., Ltd. - Class A	6	61
Sinopec Oilfield Service Corporation - Class A (b)	123	50
Sinopec Shanghai Petrochemical Company Limited - Class A	40	17
Sinopec Shanghai Petrochemical Company Limited - Class H	390	61
Sinopharm Group Co. Ltd. - Class H	124	322
Sinotrans Limited - Class A	51	45
Sinotrans Limited - Class H	189	114
Sinotruk (Hong Kong) Limited	55	273
SKSHU Paint Co., Ltd. - Class A	6	48
Skyverse Technology Co., Ltd. - Class A (b)	9	206
Smoore International Holdings Limited (a) (c)	190	216
Soochow Securities Company Limited - Class A	55	63
Southwest Securities Co., Ltd. - Class A	13	8
SPIC Industry-Finance Holdings Co., Ltd. - Class A	82	74
Spring Airlines Co., Ltd. - Class A	3	19
Starpower Semiconductor Ltd. - Class A	2	35
State Grid Yingda Co., Ltd. - Class A	39	36
Sunny Optical Technology (Group) Company Limited	68	470
Sunshine City Group Co., Ltd. - Class A	31	30
Sunshine Guojian Pharmaceutical (Shanghai) Co., Ltd. - Class A	8	93
Suzhou Centec Communications Co Ltd. - Class A (b)	8	208
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	12	189
TAL Education Group - Class A - ADR (b)	39	447
Talkweb Information System Co., Ltd. - Class A (b)	10	49
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	27
TBEA Co., Ltd. - Class A	39	150
TCL Technology Group Corporation - Class A	164	102
TCL Zhonghuan Renewable Energy Technology Co., Ltd. - Class A (b)	36	46
Tencent Holdings Limited	576	36,265
Tencent Music Entertainment Group	106	508
The Pacific Securities Co., Ltd. - Class A (b)	46	25
Tianfeng Securities Co., Ltd. - Class A (b)	58	31
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	20	63
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	36
Tianma Microelectronics Co., Ltd. - Class A (b)	28	33
Tianneng Battery Group Co., Ltd. - Class A	4	17
Tianqi Lithium Industry Co., Ltd. - Class A (b)	6	48
Tianqi Lithium Industry Co., Ltd. - Class H (b) (c)	13	80
Tianshan Aluminum Group Co., Ltd. - Class A	37	97
Tianshan Material Co., Ltd. - Class A (b)	30	22
Tianshui Huatian Technology Co., Ltd. - Class A	30	52
Tingyi (Cayman Islands) Holding Corp.	171	284
Tongfu Microelectronics Co., Ltd. - Class A	12	73
Tongkun Group Co., Ltd. - Class A	16	42
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	73
Tongwei Co., Ltd. - Class A (b)	32	77
Trina Solar Co., Ltd. - Class A (b)	15	36
Trip.com Group Limited	54	2,675
Tsinghua Tongfang Co., Ltd. - Class A (b)	32	37
Tsingtao Brewery Co., Ltd. - Class A	5	48
Tsingtao Brewery Co., Ltd. - Class H	58	361
Ubtech Robotics Corp Ltd. - Class H (b) (c)	20	228
Unigroup Guoxin Microelectronics Co., Ltd. - Class A	5	49
Uni-President China Holdings Ltd. (c)	105	106
Unisplendour Corporation Limited - Class A	14	51
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	81
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (b)	4	109
Vipshop (China) Co., Ltd. - ADR	30	469
Wanda Film Holding Co., Ltd. - Class A (b)	19	28
Wanhua Chemical Group Co., Ltd. - Class A	23	261
Want Want China Holdings Limited	393	232
Weichai Power Co., Ltd. - Class A	48	172
Weichai Power Co., Ltd. - Class H	179	632
Western Mining Co., Ltd. - Class A	23	85
Western Securities Co., Ltd. - Class A	16	17
Western Superconducting Technologies Co., Ltd. - Class A	6	67
Wintime Energy Co., Ltd. - Class A (b)	143	38
Wolong Electric Group Co., Ltd. - Class A	11	57
Wuchan Zhongda Group Co., Ltd. - Class A	44	33
Wuhan Dameng Database Co., Ltd. - Class A	4	116
Wuhan Guide Infrared Co., Ltd. - Class A (b)	37	68
Wuliangye Yibin Co., Ltd. - Class A	26	388
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	16	183
WuXi AppTec Co., Ltd. - Class A	19	279
WuXi AppTec Co., Ltd. - Class H (a)	36	557
Wuzhou Minovo Co., Ltd. - Class A	20	34
XCMG Construction Machinery Co., Ltd. - Class A	77	113
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	29
Xiamen C&D Inc. - Class A	28	36
Xiamen Faratronic Co., Ltd. - Class A	2	33
Xiamen Tungsten Co., Ltd. - Class A	12	101
Xiaomi Corporation (a) (b)	1,587	6,540
Xinjiang Daqo New Energy Co. Ltd. - Class A (b)	15	46
Xinyi Solar Holdings Limited	492	185
XPeng Inc. - Class A (b)	118	1,004
XtalPi Holdings Limited (b) (c)	204	239
Yadea Group Holdings Ltd. (a)	108	183
Yangzijiang Shipbuilding (Holdings) Ltd.	258	768
Yankuang Energy Group Company Limited - Class A	28	78
Yankuang Energy Group Company Limited - Class H	307	572
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	114
Yifeng Pharmacy Chain Co., Ltd. - Class A	1	3
Yongan Futures Co., Ltd. - Class A	5	10
Yonghui Superstores Co., Limited - Class A (b)	67	36
Youngor Group Co., Ltd. - Class A	12	13
Yuanjie Semiconductor Technology Co., Ltd. - Class A	2	358
Yum China Holdings, Inc.	33	1,605
YUNDA Holding Group Co., Ltd. - Class A	29	28
Yunnan Aluminium Co,Ltd. - Class A	26	118
Yunnan Baiyao Industrial Co., Ltd. - Class A	9	70
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	50
Yunnan Energy New Material Co., Ltd. - Class A (b)	10	97
Yunnan Yuntianhua Co., Ltd. - Class A	16	79
Yutong Bus Co., Ltd. - Class A	19	100
Zangge Mining Company Limited - Class A	10	121
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	99
Zhaojin Mining Industry Co., Ltd. - Class H	154	638
Zhejiang China Commodities City Group Co., Ltd. - Class A	37	70
Zhejiang Chint Electric Co., Ltd. - Class A	20	95
Zhejiang Dahua Technology Co., Ltd. - Class A	11	26
Zhejiang Dingli Machinery Co., Ltd. - Class A	4	28
Zhejiang Grandwall Electric Science&Technology Co., Ltd. - Class A (b)	32	69
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	36
Zhejiang Huayou Cobalt Co., Ltd. - Class A	12	100
Zhejiang Juhua Co., Ltd. - Class A	21	102
Zhejiang Leapmotor Technology Co., Ltd. - Class H (b)	69	418
Zhejiang Longsheng Group Co., Ltd. - Class A	24	45
Zhejiang NHU Company Ltd. - Class A	20	102

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Zhejiang Rongtai Electric Material Co., Ltd. - Class A	10	103
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	25	153
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class H (c)	51	185
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	71
Zhejiang Supor Co., Ltd. - Class A	6	35
Zhejiang Wanfeng Auto Wheel Co., Ltd. - Class A	24	49
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	13	48
Zhejiang Zheneng Electric Power Co., Ltd - Class A	59	47
Zheshang Securities Co., Ltd. - Class A	38	54
Zhongjin Gold Corporation Limited - Class A	38	149
Zhongsheng Group Holdings Limited (c)	69	73
Zhongtai Securities Co., Ltd. - Class A	24	21
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	6	49
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	42	195
Zijin Mining Group Co., Ltd. - Class A	147	715
Zijin Mining Group Co., Ltd. - Class H	520	2,375
ZJLD Group Inc (c)	49	58
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	42	53
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H (c)	147	164
ZTE Corporation - Class A	24	114
ZTE Corporation - Class H (c)	83	234
ZTO Express (Cayman) Inc. (a)	38	945
		259,286
Taiwan 21.9%
Accton Technology Corporation	48	2,363
Advantech Co., Ltd.	50	515
Airtac International Group	14	439
Alchip Technologies, Limited	8	651
ASE Technology Holding Co., Ltd.	317	3,407
Asia Cement Corporation	246	268
Asia Vital Components Co., Ltd.	32	2,102
ASUSTeK Computer Inc.	68	1,195
Cathay Financial Holding Co., Ltd.	886	1,969
Chailease Holding Company Limited	162	558
Chang Hwa Commercial Bank, Ltd.	612	394
China Steel Corporation	1,085	647
Chroma ATE Inc.	36	1,731
Chunghwa Telecom Co., Ltd.	355	1,479
Compal Electronics, Inc.	411	353
CTBC Financial Holding Co., Ltd.	1,770	2,859
Delta Electronics, Inc.	181	8,146
E Ink Holdings Inc.	86	377
E. Sun Financial Holding Company, Ltd.	1,438	1,433
Elite Material Co., Ltd.	31	2,641
eMemory Technology Inc.	6	520
EVA Airways Corporation	276	295
Evergreen Marine Corporation (Taiwan) Ltd.	105	660
Far Eastern New Century Corporation	310	257
Far EasTone Telecommunications Co., Ltd.	175	506
First Financial Holding Co., Ltd.	1,055	935
Formosa Chemicals & Fibre Corporation	387	554
Formosa Petrochemical Corporation	149	257
Formosa Plastics Corporation	450	654
Fortune Electric Co., Ltd.	24	603
Fubon Financial Holding Co., Ltd.	932	2,533
Giga-Byte Technology Co., Ltd.	58	415
Global Unichip Corp.	8	575
GlobalWafers Co., Ltd.	26	355
Hon Hai Precision Industry Co., Ltd.	1,147	6,997
Hotai Motor Co., Ltd.	43	653
Hua Nan Financial Holdings Co., Ltd.	956	998
International Games System Co., Ltd.	24	575
Inventec Corporation	271	349
Jentech Precision Industrial Co., Ltd.	8	993
KGI Financial Holding Co., Ltd.	1,457	891
King Slide Works Co., Ltd.	7	719
Largan Precision Co., Ltd.	9	622
Lite-On Technology Corporation	204	929
Lotes Co., Ltd.	9	599
MediaTek Inc.	146	7,046
Mega Financial Holdings Co., Ltd.	1,137	1,368
Nan Ya Plastics Corporation	509	1,221
Nan Ya Technology Corporation	112	748
Novatek Microelectronics Corporation	57	685
PEGATRON Corporation	205	497
PharmaEssentia Corp.	28	530
Phison Electronics Corporation	17	846
Powertech Technology Inc.	64	392
President Chain Store Corporation	55	387
Quanta Computer Inc.	268	2,397
Realtek Semiconductor Corporation	46	698
Shanghai Commercial & Savings Bank, Ltd., The	411	503
SinoPac Financial Holdings Company Limited	1,240	1,203
Taiwan Business Bank, Ltd.	686	324
Taiwan Cooperative Bank, Ltd.	1,045	771
Taiwan High Speed Rail Corporation	263	217
Taiwan Mobile Co., Ltd.	138	472
Taiwan Semiconductor Manufacturing Company Limited	2,283	130,842
TECO Electric & Machinery Co., Ltd.	167	325
Tripod Technology Corporation	46	503
TS Financial Holding Co., Ltd.	2,266	1,659
Unimicron Technology Corp.	125	1,814
Uni-President Enterprises Corp.	459	1,024
United Microelectronics Corporation	1,135	2,031
Vanguard International Semiconductor Corporation	114	425
Walsin Lihwa Corporation	323	315
Wan Hai Lines Ltd.	139	340
Wistron Corporation	287	1,139
Wiwynn Corporation	11	1,179
WT Microelectronics Co., Ltd.	80	557
Yageo Corporation	179	1,415
Yang Ming Marine Transport Corporation	170	278
Yuanta Financial Holding Co., Ltd.	1,184	1,672
Zhen Ding Technology Holding Limited	61	408
		223,202
South Korea 14.9%
ALTEOGEN Inc.	4	895
Amorepacific Corporation	3	281
Celltrion Inc.	14	1,817
Coway Co., Ltd.	6	264
DB Insurance Co., Ltd.	4	454
Doosan Bobcat Inc.	5	178
Doosan Corporation	1	564
Doosan Enerbility Co., Ltd. (b)	42	2,652
EcoPro BM Co., Ltd.	5	595
Ecopro Co., Ltd.	9	883
Hana Financial Group Co., Ltd.	26	1,890
Hanjin Kal Co., Ltd.	3	186
Hankook Tire & Technology Co., Ltd.	8	272
HANMI Semiconductor Co., Ltd.	4	774
Hanwha Aerospace Co., Ltd.	3	2,696
Hanwha Ocean Co., Ltd. (b)	11	896
HD Hyundai Co., Ltd.	4	652
HD Hyundai Electric Co., Ltd.	2	1,199
HD Hyundai Heavy Industries Co., Ltd.	3	921
HD Hyundai Marine Solution Co., Ltd.	1	90
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	4	1,001
HLB Co., Ltd. (b)	12	409
HMM Co., Ltd.	26	332
HYBE Co., Ltd.	2	389
Hyosung Heavy Industries Co., Ltd.	—	812
Hyundai Glovis Co., Ltd.	3	450
Hyundai Mobis Co., Ltd.	6	1,482
Hyundai Motor Company	14	4,232
Hyundai Rotem Company	7	771
Industrial Bank of Korea	24	348
Kakao Corp.	29	895
Kakao Pay Corp. (b)	3	92
KakaoBank Corp.	32	505
KB Financial Group Inc.	34	3,226
KIA Corporation	23	2,224
Korea Aerospace Industries, Ltd.	7	736

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Korea Electric Power Corp	24	681
Korea Investment Holdings Co., Ltd.	4	529
Korea Zinc Co., Ltd.	1	932
Korean Air Lines Co., Ltd.	17	262
Krafton, Inc.	3	497
KT&G Corporation	10	1,054
LG Chem, Ltd.	4	858
LG CNS Co., Ltd.	3	105
LG Corp.	10	563
LG Display Co., Ltd. (b)	28	205
LG Electronics Inc.	10	735
LG Energy Solution Ltd. (b)	4	1,065
LG Uplus Corp.	23	234
LS ELECTRIC Co., Ltd.	1	716
Meritz Financial Group Inc.	7	531
Mirae Asset Securities Co., Ltd.	19	803
NAVER Corporation	14	1,849
NH Investment & Securities Co., Ltd.	12	249
POSCO Future M Co., Ltd.	3	435
POSCO Holdings Inc.	7	1,457
Posco International Corporation	4	196
Samsung Biologics Co., Ltd. (b)	1	1,114
Samsung C&T Corporation	8	1,341
Samsung Electro-Mechanics Co., Ltd.	5	1,457
Samsung Electronics Co., Ltd.	463	54,405
Samsung Fire & Marine Insurance Co., Ltd.	3	830
Samsung Heavy Industries Co., Ltd. (b)	64	1,035
Samsung Life Insurance Co., Ltd.	9	1,347
Samsung SDI Co., Ltd.	6	1,568
Samsung SDS Co., Ltd.	4	380
Samsung Securities Co., Ltd.	6	370
Shinhan Financial Group Co., Ltd.	42	2,474
SK Biopharmaceuticals Co., Ltd. (b)	3	170
SK Hynix Inc.	51	29,276
SK Inc.	3	705
SK Innovation Co., Ltd.	6	453
SK Square Co., Ltd. (b)	8	2,567
SK Telecom Co., Ltd.	10	522
S-Oil Corporation	4	250
Woori Financial Group Inc.	60	1,303
Yuhan Corporation	6	353
		151,939
India 13.8%
ABB India Limited	5	313
ACC Limited	7	92
Adani Energy Solutions Limited (b)	31	317
Adani Enterprises Limited	40	755
Adani Gas Limited	19	106
Adani Green Energy (UP) Limited (b)	38	337
Adani Ports and Special Economic Zone Limited	73	1,038
Adani Power Limited (b)	499	814
Aditya Birla Capital Limited (b)	70	222
Alkem Laboratories Limited	7	386
Ambuja Cements Limited	79	342
Apollo Hospitals Enterprise Limited	10	813
Ashok Leyland Limited	271	458
Asian Paints Limited	69	1,611
Astral Limited	11	190
AU Small Finance Bank Limited (a)	50	449
Aurobindo Pharma Ltd.	30	421
Avenue Supermarts Limited (a) (b)	15	622
AWL Agri Business Limited (b)	26	50
Axis Bank Limited	215	2,708
Bajaj Auto Limited	6	599
Bajaj Finance Limited	264	2,286
Bajaj Finserv Limited	36	639
Bajaj Holdings & Investment Limited.	3	247
Bajaj Housing Finance Limited (b)	79	63
Balkrishna Industries Limited	9	202
Bank of India	89	131
Berger Paints India Limited	28	123
Bharat Electronics Limited	338	1,460
Bharat Forge Ltd.	26	480
Bharat Heavy Electricals Limited	133	351
Bharat Petroleum Corporation Limited	192	578
Bharti Airtel Limited	304	5,831
Bharti Hexacom Limited	7	107
Biocon Limited	76	295
Bosch Limited	1	234
Britannia Industries Ltd.	13	729
Canara Bank	167	222
CG Power and Industrial Solutions Limited	58	415
Cholamandalam Investment and Finance Company Limited	40	585
Cipla Limited	54	710
Coal India Ltd Govt Of India Undertaking	221	1,068
Colgate-Palmolive (India) Limited	12	227
Container Corporation	30	137
Coromandel International Limited	11	229
CRISIL Limited	2	68
Cummins India Limited	13	639
Dabur India Limited	67	293
Divis Laboratories Limited	13	825
Dixon Technologies (India) Limited	3	350
DLF Limited	77	421
Dr. Reddy's Laboratories Limited	56	764
Eicher Motors Limited	14	1,008
Eternal Limited (b)	431	1,077
Fortis Healthcare Limited	46	390
FSN E-Commerce Ventures Private Limited (b)	108	272
GAIL (India) Limited	259	382
GE Vernova T&D India Limited	12	486
GMR Airports Limited (b)	249	228
Godrej Consumer Products Limited	36	382
Godrej Properties Limited (b)	12	193
Grasim Industries Ltd.	36	978
Havells India Limited	24	307
HCL Technologies Limited	100	1,447
HDB Financial Services Limited (b)	23	140
HDFC Asset Management Company Limited	19	458
HDFC Bank Limited	1,068	8,504
HDFC Life Insurance Company Limited (a)	91	574
Hero MotoCorp Limited	13	679
Hexaware Technologies Limited	10	47
Hindalco Industries Limited	135	1,278
Hindustan Aeronautics Limited	18	677
Hindustan Petroleum Corporation Limited	88	318
Hindustan Unilever Limited	85	1,854
Hindustan Zinc Limited	43	235
Hitachi Energy India Limited	1	307
Hyundai Motor India Limited	13	245
ICICI Bank Limited	497	6,440
ICICI Lombard General Insurance Company Limited (a)	23	426
ICICI Prudential Life Insurance Company Limited (a)	35	192
IDFC First Bank Limited	633	395
Indian Bank	26	233
Indian Hotels Company Limited, The	88	536
Indian Oil Corporation Limited	364	530
Indian Railway Catering And Tourism Corporation Limited	26	137
Indian Railway Finance Corporation Limited	161	151
Indian Renewable Energy Development Agency Limited (b)	57	67
Indraprastha Gas Limited	63	98
Indus Towers Limited (b)	126	565
IndusInd Bank Ltd. (b)	57	462
Info Edge (India) Limited	38	397
Infosys Limited	377	5,155
Interglobe Aviation Limited (a)	17	721
ITC Hotels Limited (b)	87	129
ITC Limited	284	874
Jindal Stainless Limited	36	275
Jindal Steel Limited	36	433
Jio Financial Services Limited	283	689
JSW Energy Limited	57	287
JSW Infrastructure Limited	36	93
JSW Steel Limited	120	1,445

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Jubilant Foodworks Limited	34	160
Kalyan Jewellers India Limited	40	162
Kotak Mahindra Bank Limited	512	1,962
L&T Finance Holdings Limited	75	195
L&T Technology Services Limited	3	85
Larsen and Toubro Limited	63	2,386
LG Electronics India Limited (b)	8	120
Linde India Limited	2	132
Lloyds Metals and Energy Limited	13	176
Lodha Developers Limited	24	171
LTIMindtree Limited (a)	9	385
Lupin Limited	24	595
Mahindra and Mahindra Limited	92	2,943
Mankind Pharma Limited	10	223
Marico Limited	61	476
Maruti Suzuki India Limited	12	1,631
Max Healthcare Institute Limited	62	648
Mazagon Dock Shipbuilders Limited	8	166
Motilal Oswal Financial Services Limited	17	115
Mphasis Limited	10	222
MRF Limited	—	390
Muthoot Finance Limited	10	343
Nestle India Limited	68	859
NHPC Limited	296	233
NMDC Limited	305	250
NTPC Green Energy Limited (b)	75	74
NTPC Limited	452	1,799
Oberoi Realty Limited	9	144
Oil and Natural Gas Corporation Limited	390	1,178
Oil India Limited	62	315
One 97 Communications Limited (b)	32	330
Oracle Financial Services Software Limited	2	142
Page Industries Limited	1	207
Patanjali Foods Limited	31	149
PB Fintech Limited (b)	32	484
Persistent Systems Limited	11	560
Petronet LNG Limited	67	179
Phoenix Mills Limited, The	20	329
PI Industries Limited	9	259
Pidilite Industries Limited	50	689
Polycab India Limited	6	447
Power Finance Corporation Limited	128	523
Power Grid Corporation of India Limited	432	1,366
Premier Energies Limited	13	126
Prestige Estates Projects Limited	16	199
Procter & Gamble Hygiene and Health Care Limited	1	95
Punjab National Bank	201	218
Rail Vikas Nigam Limited	51	137
REC Limited	114	374
Reliance Industries Limited	686	9,968
Samvardhana Motherson International Limited	477	542
SBI Cards And Payment Services Limited	25	168
SBI Life Insurance Company Limited (a)	38	727
Schaeffler India Limited	4	158
Shree Cement Limited	2	415
Shriram Finance Limited	122	1,153
Siemens Energy India Limited	8	235
Siemens Limited	8	257
Solar Industries Limited	2	294
Sona BLW Precision Forgings Limited	43	225
SRF Limited	12	328
State Bank of India	174	1,844
Steel Authority of India Limited	146	238
Sun Pharma Advanced Research Company Limited	108	2,047
Sundaram Finance Limited	9	433
Supreme Industries Limited, The	6	240
Suzlon Energy Limited (b)	1,181	505
Swiggy Limited (b)	61	171
Tata Communications Limited	11	155
Tata Consultancy Services Limited	95	2,428
Tata Consumer Products Limited	66	719
Tata Elxsi Limited	3	128
Tata Motors Limited (b)	195	843
Tata Motors Passenger Vehicles Limited	205	654
Tata Power Company Limited, The	167	676
Tata Steel Limited	776	1,603
Tech Mahindra Limited	59	893
The Bank of Baroda Limited	102	271
Thermax Limited.	3	114
Titan Company Limited	38	1,617
Torrent Pharmaceuticals Ltd.	10	434
Torrent Power Limited	18	249
Trent Limited	17	611
Tube Investments of India Limited	13	342
TVS Motor Company Limited	22	807
UltraTech Cement Limited	12	1,345
Union Bank of India	136	242
United Breweries Limited	8	134
United Spirits Limited	32	411
UNO Minda Limited	24	271
UPL Limited	51	310
Varun Beverages Limited	140	576
Vedanta Limited	160	1,134
Vishal Mega Mart Limited (b)	96	108
Vodafone Idea Limited (b)	3,001	275
Voltas Limited	21	282
Waaree Energies Limited	3	104
Wipro Limited	295	605
Yes Bank Limited (b)	2,040	378
Zydus Lifesciences Limited	24	223
		140,789
Brazil 3.0%
Alupar Investimento S.A.	9	61
Ambev S.A.	414	1,217
B3 S.A. - Brasil, Bolsa, Balcao	468	1,662
Banco Bradesco S/A.	144	466
Banco BTG Pactual S.A.	138	1,505
Banco do Brasil S.A.	159	710
Banco Santander (Brasil) S.A.	35	209
BB Seguridade Participacoes S.A.	61	410
Caixa Seguridade Participacoes S/A	51	178
Centrais Eletricas Brasileiras S/A - Eletrobras	96	1,084
Companhia De Saneamento Basico Do Estado De Sao Paulo-Sabesp	44	1,361
Companhia Energetica de Minas Gerais-CEMIG	35	115
Companhia Paranaense De Energia	231	690
CPFL Energia S/A	18	165
CSN Mineracao S.A.	64	62
Embraer S.A.	66	983
Energisa S.A.	27	277
ENGIE Brasil Energia S.A.	35	223
Equatorial Energia S.A.	120	952
Itausa S.A.	101	271
Klabin S.A.	89	336
Localiza Rent A Car S/A	92	836
Motiva Infraestrutura De Mobilidade S.A.	90	274
Neoenergia S.A.	56	363
Petrobras Distribuidora S/A.	109	663
Petroleo Brasileiro S/A Petrobras.	344	3,570
Porto Seguro S/A	17	166
Prio S.A. (b)	80	1,028
Raia Drogasil S.A.	125	566
Rede D'or Sao Luiz S.A.	119	896
Rumo S.A.	120	377
Suzano S.A.	64	642
Telefonica Brasil S.A.	69	551
TIM S.A.	81	428
Vale S.A.	337	5,358
WEG S.A.	148	1,455
		30,110
Saudi Arabia 2.9%
Acwa Power Company	14	631
ADES Holding Company	38	185
Al Nahdi Medical Co	4	116
Al Rajhi Banking and Investment Corporation	185	5,274
Alinma Bank	113	871
Almarai Company	46	533
Arab National Bank	81	463
Arabian Internet and Communications Services Co.	2	125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Bank AlBilad	66	478
Bank Aljazira	54	169
Banque Saudi Fransi	111	588
BUPA Arabia for Cooperative Insurance Company	7	346
Dar AL-Arkan Real Estate Development Company (b)	54	261
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	9	631
Elm Company	3	364
Etihad Etisalat Company	37	636
Jabal Omar Development Company (b)	49	208
Jarir Marketing Company	56	209
Makkah Construction & Development Company	8	181
Mouwasat Medical Services Company	8	155
Rabigh Refining and Petrochemical Company (b)	41	115
Riyad Bank	137	1,080
SAL Saudi Logistics Services Company	2	99
Santana Mining Inc. (b)	125	2,160
Saudi Arabian Fertilizer Company	22	851
Saudi Arabian Oil Company (a)	552	4,028
Saudi Aramco Base Oil Company Luberef	5	138
Saudi Basic Industries Corporation	84	1,358
Saudi British Bank	93	929
Saudi Electricity Company	73	331
Saudi Industrial Investment Group	32	112
Saudi International Petrochemical Company (Sipchem)	26	112
Saudi National Bank, The	277	3,087
Saudi Research & Marketing Group (b)	3	72
Saudi Tadawul Group Holding Company	4	144
Saudi Telecom Company	180	2,043
The Company For Cooperative Insurance	7	231
The Saudi Investment Bank	61	215
Umm Al Qura For Development And Construction Company (b)	40	175
Yanbu National Petrochemical Company	25	237
		29,941
South Africa 2.9%
ABSA Group	78	1,124
Bid Corporation	30	730
Bidvest Group, The (c)	30	402
Capitec Bank Holdings	9	2,197
Clicks Group	21	361
Discovery	50	739
FirstRand Limited	529	2,698
Gold Fields Limited	85	3,872
Harmony Gold Mining Company	52	811
Impala Platinum Holdings	82	1,183
Kumba Iron Ore Ltd. (a)	5	102
Mr Price Group	26	235
MTN Group	161	1,861
Naspers Limited - Class N	72	3,737
Nedbank Group Limited	44	695
Northam Platinum Limited	34	683
OM Residual UK Ltd.	429	350
Outsurance Group (c)	82	337
Pepkor Holdings (a)	204	274
Remgro	47	527
Sanlam	171	902
Shoprite Holdings	44	723
Sibanye Stillwater	269	828
Standard Bank Group	126	2,272
Valterra Platinum	17	1,440
Vodacom Group	54	457
		29,540
United Arab Emirates 2.0%
2PointZero Group PJSC (b)	322	168
Abu Dhabi Commercial Bank PJSC	295	995
Abu Dhabi Islamic Bank	136	766
Abu Dhabi National Oil Company	273	282
Adnoc Drilling Company PJSC	263	367
ADNOC Logistics & Services PLC	115	163
AFORTI Holding S.A. (b)	329	260
Aldar Properties - P J S C	357	762
Alpha Dhabi Holding	159	300
Dubai Electricity and Water Authority	856	628
Dubai Islamic Bank (P S C) Br.	278	556
Emaar Development LLC	79	290
Emaar Properties PJSC	587	1,882
Emirates Integrated Telecommunications Company PJSC	75	204
Emirates NBD Bank (P.J.S.C)	232	1,693
Emirates Telecommunications Group Company (Etisalat Group) PJSC	317	1,611
First Abu Dhabi Bank P.J.S.C.	412	1,909
International Holdings Company P.J.S.C. - Dubai Branch (b)	70	7,401
Pure Health Holding L.L.C	367	207
Salik Company P.J.S.C. (a)	178	247
		20,691
Mexico 1.9%
America Movil, S.A.B. De C.V.	1,647	2,095
Arca Continental S.A.B. de C.V.	44	512
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	275	449
Becle, S.A.B. de C.V. (c)	51	47
CEMEX S.A.B. de C.V. - Series A	1,374	1,573
Coca-Cola FEMSA, S.A.B. de C.V.	46	452
El Puerto De Liverpool, S.A.B. De C.V.	21	128
Fomento Economico Mexicano, S.A. B. De C.V.	194	2,148
GRUMA, S.A.B. de C.V. - Class B (c)	17	316
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (c)	37	905
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	17	558
Grupo Bimbo S.A.B. de C.V. - Class A (c)	125	420
Grupo Carso, S.A.B. De C.V. (c)	56	419
Grupo Comercial Chedraui, S.A.B. de C.V. (c)	25	144
Grupo Financiero Banorte, S.A.B. de C.V.	266	2,940
Grupo Financiero Inbursa, S.A.B. de C.V.	217	547
Grupo Mexico, S.A.B. de C.V. - Class B	292	3,124
Industrias Penoles, S.A.B. de C.V. (b)	17	775
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A (c)	141	334
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	16	252
Wal-Mart de Mexico, S.A.B. de C.V. (c)	475	1,547
		19,685
Malaysia 1.5%
99 Speed Mart Retail Holdings Berhad	195	165
Ammb Holdings Berhad	279	456
Axiata Group Berhad	240	131
Celcomdigi Berhad	383	281
CIMB Group Holdings Berhad	784	1,468
Gamuda Berhad	517	479
Genting Berhad	249	138
Hong Leong Bank Berhad	66	356
Hong Leong Financial Group Berhad	19	87
IHH Healthcare Berhad	215	479
IOI Corporation Berhad	305	318
KLCC Property Holdings Berhad	69	155
Kuala Lumpur Kepong Berhad	54	290
Kumpulan Sime Darby Berhad	234	131
Malayan Banking Berhad	700	1,966
Maxis Communications Berhad	289	257
MISC Berhad	194	405
Mr D.I.Y. Group (M) Berhad	402	153
Nestle (Malaysia) Berhad	6	140
Petronas Chemicals Group Berhad	271	407
PETRONAS Dagangan Berhad	30	163
PETRONAS Gas Berhad	92	408
PPB Group Berhad	64	190
Press Metal Aluminium (Australia) Pty Ltd.	394	779
Public Bank Berhad	1,438	1,667
QL Resources Berhad	223	204
RHB Bank Berhad	377	788
SD Guthrie Berhad	235	351
Sunway City SDN. BHD.	267	318
Telekom Malaysia Berhad	232	408
Tenaga Nasional Berhad	431	1,484

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Westports Holdings Berhad	96	141
YTL Corporation Berhad	555	234
YTL Power International Berhad	276	206
		15,603
Thailand 1.2%
Advanced Info Service PLC. - NVDR	28	323
Advanced Info Service PLC.	83	945
Airports of Thailand Public Company Limited	159	254
Airports of Thailand Public Company Limited - NVDR (c)	240	385
Bangkok Bank Public Company Limited - NVDR	64	326
Bangkok Dusit Medical Services Public Company Limited.	433	247
Bumrungrad Hospital Public Company Limited - NVDR (c)	37	183
Bumrungrad Hospital Public Company Limited	—	1
Central Pattana Public Company Limited	62	118
Central Pattana Public Company Limited - NVDR	70	133
Central Retail Corporation Public Company Limited - NVDR (c)	214	122
Central Retail Corporation Public Company Limited	93	54
Charoen Pokphand Foods Public Company Limited	234	150
CP ALL Public Company Limited - NVDR (c)	247	344
CP ALL Public Company Limited (c)	145	202
CP Axtra Public Company Limited - NVDR	142	70
Delta Electronics (Thailand) Public Company Ltd.	390	3,132
Delta Electronics (Thailand) Public Company Ltd. - NVDR	35	280
Global Power Synergy Public Company Limited (c)	49	51
Gulf Energy Development Public Company Limited - NVDR (b) (c)	377	688
Gulf Energy Development Public Company Limited (b)	342	624
Indorama Ventures Public Company Limited - NVDR	188	144
KASIKORNBANK Public Company Limited	87	506
Krungthai Bank Public Company Limited	323	346
Minor International Public Company Limited - NVDR (c)	54	36
Minor International Public Company Limited	164	109
PTT Exploration And Production Public Company Limited	131	637
PTT Oil And Retail Business Public Company Limited - NVDR (c)	383	153
PTT Public Company Limited	320	339
PTT Public Company Limited - NVDR (c)	465	494
Siam Commercial Bank Public Company Limited, The - NVDR (c)	68	297
Siam Commercial Bank Public Company Limited, The	16	71
Thai Life Insurance Public Company Limited - NVDR	270	86
The Siam Cement Public Company Limited	26	167
TMB Bank Thanachart Public Company Limited	4,104	287
		12,304
Indonesia 1.1%
PT Bank Mandiri (Persero) Tbk.	3,456	969
PT Barito Pacific Tbk (b)	2,334	191
PT Unilever Indonesia, Tbk	517	56
PT. Alamtri Resources Indonesia Tbk	1,260	193
PT. Amman Mineral Internasional (b)	692	203
PT. Aneka Tambang	822	172
PT. Astra International	1,627	605
PT. Bank Central Asia Tbk	5,196	1,990
PT. Bank Negara Indonesia (persero)	1,474	329
PT. Bank Permata	308	49
PT. Bank Rakyat Indonesia (Persero) Tbk	5,988	1,179
PT. Barito Renewables Energy	1,504	471
PT. Bumi Resources Minerals (b)	8,677	381
PT. Chandra Asri Petrochemical	931	263
PT. Charoen Pokphand Indonesia	659	159
PT. Dian Swastatika Sentosa (b)	147	575
PT. Golden Energy Mines	57	30
PT. Goto Gojek Tokopedia (b)	87,370	264
PT. Impack Pratama Industri (b)	906	101
PT. Indofood CBP Sukses Makmur	190	83
PT. Indofood Sukses Makmur	400	150
PT. Indosat	494	61
PT. Kalbe Farma Tbk	2,492	143
PT. Merdeka Copper Gold (b)	1,253	236
PT. Multipolar Technology Tbk	25	22
PT. Pantai Indah Kapuk Dua	180	81
PT. Petrindo Jaya Kreasi	1,520	96
PT. Sejahteraraya Anugrahjaya (b)	348	307
PT. Sumber Alfaria Trijaya	1,765	155
PT. Telekomunikasi Indonesia (Persero) Tbk	4,505	821
PT. Tower Bersama Infrastructure	191	18
PT. Trimegah Bangun Persada	864	56
PT. United Tractors	133	245
		10,654
Kuwait 0.7%
Boubyan Bank K.S.C.P	140	310
Commercial Bank of Kuwait S.A.K., The	147	228
Gulf Bank K.S.C.P.	234	249
Kuwait Finance House KSCP	1,258	3,278
Mabanee Company (K.P.S.C)	77	226
Mobile Telecommunications Company. K.S.C.P	219	404
National Bank of Kuwait K.S.C.	823	2,443
		7,138
Qatar 0.7%
Commencement Bank	308	361
Dukhan Bank (Q.P.S.C.)	245	233
Industries Qatar (Q.P.S.C.)	279	815
Masraf Al Rayan	623	375
Mesaieed Petrochemical Holding Company (Q.P.S.C.)	408	122
Ooredoo (Q.P.S.C.)	115	392
Qatar Electricity & Water Company	52	204
Qatar Fuel (WOQOD)	71	281
Qatar Gas Transport Company Ltd.	318	365
Qatar International Islamic Bank (Q.P.S.C)	107	325
Qatar Islamic Bank (Q.P.S.C.)	168	1,045
Qatar National Bank (Q.P.S.C.)	433	2,025
		6,543
Turkey 0.5%
Akbank Turk Anonim Sirketi - Class A	295	443
Aselsan Inc. - Class A	116	836
BIM Birlesik Magazalar Anonim Sirketi - Class A	42	650
Coca-Cola Icecek Anonim Sirketi - Class A	77	123
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	95	201
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	341	218
Ford Otomotiv Sanayi Anonim Sirketi - Class A	57	132
Haci Omer Sabanci Holding Anonim Sirketi - Class A	126	257
Kiler Holding Anonim Sirketi (b)	32	94
KOC Holding Anonim Sirketi - Class A	64	285
Petrokent Turizm A.S. (b)	13	43
SASA Polyester Sanayi A.S. - Class A (b)	967	51
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	9	58
Turk Hava Yollari Anonim Ortakligi - Class A	70	468
Turk Telekomunikasyon Anonim Sirketi - Class A (b)	58	76
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	114	274
Turkiye Garanti Bankasi Anonim Sirketi - Class A	59	170
Turkiye Is Bankasi Anonim Sirketi - Class C	694	208
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	83	483
Turkiye Vakiflar Bankasi T.A.O. - Class A (b)	137	94
Yapi Ve Kredi Bankasi Anonim Sirketi - Class A (b)	323	244
		5,408
Greece 0.5%
Alpha Bank S.A.	196	726
Eurobank S.A. (b)	233	928
Hellenic Duty Free Shops Single Member S.A. - Class R (b) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	18	340
Jumbo SA - Class R	11	272

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	6	273
National Bank of Greece S.A. - Class R	78	1,210
OPAP Holding Societe Anonyme - Class R	18	270
Piraeus Bank S.A. (b)	67	548
Public Power Corporation S.A. - Class R	18	381
		4,948
Chile 0.5%
Banco de Credito e Inversiones	9	559
Banco Internacional	4,101	746
Banco Santander Chile	5,666	471
Cencosud S.A.	128	351
Empresas CMPC S.A.	97	132
Empresas Copec S.A.	44	301
Enel Americas S.A.	1,713	147
Enel Chile S.A.	1,660	128
Falabella S.A.	116	713
LATAM Airlines Group S.A.	29,001	715
Plaza S.A.	80	342
Quinenco S.A.	26	122
		4,727
Philippines 0.4%
Aboitiz Power Corporation	156	124
Ayala Corporation	22	186
Ayala Land Inc.	630	168
Bank of The Philippine Islands	207	341
BDO Unibank, Inc.	196	365
Emperador Inc.	429	113
Globe Telecom, Inc.	4	96
International Container Terminal Services, Inc.	78	897
Jollibee Foods Corporation	40	118
Manila Electric Company	26	268
Metropolitan Bank & Trust Company	165	173
PLDT Inc.	7	154
SM Investments Corporation	48	488
SM Prime Holdings, Inc.	1,093	369
		3,860
Hong Kong 0.3%
C&D International Investment Group Limited	67	108
Central New Energy Holding Group Limited (a) (b)	118	121
China Resources Beer (Holdings) Company Limited	154	510
China Resources Power Holdings Company Limited	179	419
Chow Tai Fook Jewellery Group Limited (c)	153	214
Guangdong Investment Limited	280	279
Hanergy Thin Film Power Group Limited (b) (d)	3,098	—
Kingboard Holdings Limited	53	227
Kingboard Laminates Holdings Limited	75	187
Orient Overseas (International) Limited	14	241
Sino Biopharmaceutical Limited	893	680
Xinyi Glass Holdings Limited (c)	165	207
		3,193
Hungary 0.3%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	37	442
OTP Bank Nyrt.	19	1,996
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	12	438
		2,876
Peru 0.2%
Credicorp Ltd.	6	2,087
MMG Limited (b)	348	330
		2,417
Colombia 0.2%
Ecopetrol S.A.	497	379
Grupo Cibest S.A.	25	584
Grupo de Inversiones Suramericana S.A.	14	196
Grupo Energia Bogota S.A. ESP	317	256
Interconexion Electrica S A E S P	37	279
		1,694
United States of America 0.2%
BeOne Ltd. - Class A (b)	1	18
BeOne Medicines AG (a) (b)	71	1,585
		1,603
Czech Republic 0.1%
CEZ, a. s. (c)	16	880
Komercni banka, a.s.	7	351
		1,231
Egypt 0.1%
Commercial International Bank Egypt S.A.E	211	468
Luxembourg 0.0%
Reinet Investments S.C.A.	13	414
Singapore 0.0%
BOC Aviation Limited (a)	20	200
Australia 0.0%
Yancoal Australia Ltd. (c)	32	182
Russian Federation 0.0%
Bank VTB (Publichnoe Aktsionernoe Obshchestvo) (a) (b) (d)	680,515	—
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (d)	346	—
Public Joint Stock Company Federal Hydrogeneration Company - Rushydro (a) (b) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (b) (d)	1,618	—
Public Joint Stock Company Inter RAO UES (a) (b) (d)	4,398	—
Public Joint Stock Company Lukoil Oil Company (a) (b) (d)	49	—
Public Joint Stock Company Magnit (a) (b) (d)	10	—
Public Joint Stock Company Magnitogorsk Iron And Steel Works (a) (b) (d)	241	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	782	—
Public Joint Stock Company Mobile Telesystems (a) (b) (d)	115	—
Public Joint Stock Company Novatek (a) (b) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Plant (a) (b) (d)	167	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	301	—
Public Joint Stock Company Phosagro (a) (b) (d)	6	—
Public Joint Stock Company Phosagro (a) (b) (d)	—	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (b) (d)	15	—
Public Joint Stock Company Polyus (a) (b) (d)	4	—
Public Joint Stock Company Rostelecom (a) (b) (d)	157	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	1,458	—
Public Joint Stock Company Severstal (a) (b) (d)	27	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	220	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	189	—
United Company RUSAL PLC (a) (b) (d)	320	—
Total Common Stocks (cost $831,459)		990,646
PREFERRED STOCKS 2.2%
Brazil 1.3%
Banco Bradesco S/A. (f)	494	1,831
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class B	24	294
Companhia Energetica de Minas Gerais-CEMIG	168	407
Gerdau S.A.	109	398
Itau Unibanco Holding S.A. (f)	513	4,304
Itausa S.A.	610	1,638
Petroleo Brasileiro S/A Petrobras. (f)	437	4,097
		12,969
South Korea 0.7%
Doosan Corporation	—	62
Hyundai Motor Company, 1.00% (g)	2	339
Hyundai Motor Company, 2.00% (g)	3	520
LG Chem, Ltd., 1.00% (g)	1	107
LG Electronics Inc.	1	32
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	194
Samsung Electronics Co., Ltd., 1.00% (g)	77	6,099
Samsung Fire & Marine Insurance Co., Ltd.	—	52
		7,405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Series B	13	1,083
Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	365	79
Grupo Cibest S.A.	44	806
Grupo de Inversiones Suramericana S.A.	10	115
		1,000
India 0.0%
TVS Motor Company Limited (b)	87	9
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	9	—
Total Preferred Stocks (cost $17,567)		22,466
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 3.63% (h) (i)	7,467	7,467
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.53% (h) (i)	6,775	6,775
Total Short Term Investments (cost $14,242)		14,242
Total Investments 100.8% (cost $863,268)		1,027,354
Other Derivative Instruments 0.0%		445
Other Assets and Liabilities, Net (0.8)%		(8,314)
Total Net Assets 100.0%		1,019,485

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $651 and 0.1% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	9,285	123,663	126,173	170	—	—	6,775	0.7
JNL Government Money Market Fund, 3.63% - Class SL	5,636	12,086	10,255	58	—	—	7,467	0.7
	14,921	135,749	136,428	228	—	—	14,242	1.4

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
3SBio Inc.	12/19/25	570	512	0.1
Alibaba Group Holding Limited	04/26/21	32,610	26,603	2.6
AU Small Finance Bank Limited	04/28/21	294	449	0.1
Avenue Supermarts Limited	04/28/21	624	622	0.1
Baidu, Inc. - Class A	06/18/21	4,435	2,776	0.3
Bank VTB (Publichnoe Aktsionernoe Obshchestvo)	04/26/21	600	—	—
BeOne Medicines AG	04/26/21	1,616	1,585	0.2
BOC Aviation Limited	04/26/21	165	200	—
Central New Energy Holding Group Limited	06/20/25	125	121	—
CGN Power Co., Ltd. - Class H	04/26/21	302	429	—
Chifeng Jilong Gold Mining Co., Ltd. - Class H	06/20/25	115	143	—
China Feihe Limited	04/26/21	923	156	—
China International Capital Corporation Limited - Class H	04/26/21	309	323	—
China Literature Limited	04/26/21	319	116	—
China Merchants Securities Co., Ltd. - Class H	03/21/25	102	90	—
China Resources Mixc Lifestyle Services Limited	06/18/21	343	358	—
China Resources Pharmaceutical Group Limited	06/16/23	145	120	—
China Zheshang Bank Co., Ltd. - Class H	06/16/23	101	92	—
Contemporary Amperex Technology Co., Limited - Class H	12/19/25	800	979	0.1
eDraco Travel Limited	04/26/21	265	300	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	314	435	0.1
Ganfeng Lithium Group Co., Ltd. - Class H	08/25/21	456	402	—
Guotai Haitong Financial Holdings Limited - Class H	04/26/21	452	421	—
Haidilao International Holding Ltd.	04/26/21	438	239	—
Hansoh Pharmaceutical Group Company Limited	04/26/21	516	483	0.1
HDFC Life Insurance Company Limited	04/28/21	819	574	0.1
Hua Hong Semiconductor Limited	09/15/23	293	639	0.1
Huatai Securities Co., Ltd. - Class H	04/26/21	235	228	—
ICICI Lombard General Insurance Company Limited	04/28/21	460	426	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ICICI Prudential Life Insurance Company Limited	04/28/21	248	192	—
Innovent Biologics, Inc. - Class B	04/26/21	942	1,495	0.2
Interglobe Aviation Limited	04/28/21	561	721	0.1
JD Health International Inc.	08/25/21	977	599	0.1
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Kuaishou Technology	09/17/21	2,457	1,573	0.2
Kumba Iron Ore Ltd.	04/26/21	180	102	—
Laopu Gold Co., Ltd. - Class H	06/20/25	448	362	—
LTIMindtree Limited	04/28/21	506	385	—
Meituan - Class B	04/26/21	9,687	5,428	0.5
Midea Group Co., Ltd. - Class H	12/19/25	489	469	0.1
New Oriental Education & Technology Group Inc.	06/16/23	612	775	0.1
Nongfu Spring Co., Ltd. - Class H	04/26/21	911	1,007	0.1
Orient Securities Company Limited - Class H	05/20/21	57	62	—
Pepkor Holdings	05/19/21	265	274	—
Pop Mart International Group Limited	12/15/23	460	1,131	0.1
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	471	502	0.1
Public Joint Stock Company Federal Hydrogeneration Company - Rushydro	04/26/21	143	—	—
Public Joint Stock Company Gazprom	11/23/21	3,743	—	—
Public Joint Stock Company Inter RAO UES	10/07/21	271	—	—
Public Joint Stock Company Lukoil Oil Company	04/26/21	3,119	—	—
Public Joint Stock Company Magnit	04/26/21	1,595	—	—
Public Joint Stock Company Magnitogorsk Iron And Steel Works	04/26/21	225	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	04/26/21	361	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company Phosagro	05/19/21	322	—	—
Public Joint Stock Company Phosagro	07/01/21	1	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Rostelecom	04/26/21	207	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Company Severstal	06/25/21	411	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	561	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	1,466	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	66	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	62	—
RemeGen Co., Ltd. - Class H	12/19/25	161	199	—
Salik Company P.J.S.C.	12/16/22	120	247	—
Saudi Arabian Oil Company	04/26/21	4,465	4,028	0.4
SBI Life Insurance Company Limited	04/28/21	572	727	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	176	298	—
Shanghai Junshi Biosciences Co., Limited - Class H	06/20/25	35	41	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	68	64	—
Smoore International Holdings Limited	04/26/21	1,191	216	—
United Company RUSAL PLC	04/26/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	514	557	0.1
Xiaomi Corporation	12/20/24	6,712	6,540	0.6
Yadea Group Holdings Ltd.	12/16/22	181	183	—
ZTO Express (Cayman) Inc.	06/21/21	1,120	945	0.1
		108,610	69,005	6.8

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	167	June 2026	12,327	445	(181)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	64,304	926,319	23	990,646
Preferred Stocks	13,969	8,497	—	22,466
Short Term Investments	14,242	—	—	14,242
	92,515	934,816	23	1,027,354
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(181)	—	—	(181)
	(181)	—	—	(181)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 98.3%
Japan 24.1%
Advantest Corporation	102	14,058
AEON Co., Ltd.	395	4,708
AGC Inc.	29	1,031
Aisin Corporation	77	1,074
Ajinomoto Co., Inc.	144	4,033
ANA Holdings Inc.	26	459
Asahi Group Holdings, Ltd.	217	2,175
Asahi Kasei Corporation	195	1,891
ASICS Corporation	104	2,769
Astellas Pharma Inc.	272	4,397
Bandai Namco Holdings Inc.	95	2,343
Bridgestone Corporation	160	3,354
Canon Inc. (a)	130	3,631
Capcom Co., Ltd. (a)	47	1,011
Central Japan Railway Company	144	3,731
Chubu Electric Power Co., Ltd.	111	1,822
Chugai Pharmaceutical Co., Ltd.	99	5,501
Dai Nippon Printing Co., Ltd.	70	1,265
Daifuku Co., Ltd.	52	1,823
Dai-ichi Life Holdings, Inc.	546	5,023
Daiichi Sankyo Company, Limited	272	4,862
Daikin Industries, Ltd.	43	5,205
Daito Trust Construction Co., Ltd. (a)	46	1,069
Daiwa House Industry Co., Ltd.	92	2,871
Daiwa Securities Group Inc.	207	1,956
DENSO Corporation	268	3,356
DISCO Corporation	13	5,453
East Japan Railway Company	161	3,690
Eisai Co., Ltd.	38	1,208
ENEOS Holdings, Inc.	402	3,590
FANUC Corporation	139	4,905
Fast Retailing Co., Ltd.	27	10,836
Fuji Electric Co., Ltd.	20	1,431
FUJIFILM Holdings Corporation	178	3,398
Fujikura Ltd.	230	6,336
Fujitsu Limited	258	5,277
Hankyu Hanshin Holdings, Inc.	38	1,094
Hikari Tsushin,Inc.	2	458
Hitachi Construction Machinery Co., Ltd.	14	474
Hitachi, Ltd.	668	19,578
Honda Motor Co., Ltd. (a)	578	4,641
HOYA Corporation	50	8,850
Hulic Co., Ltd.	90	1,050
IBIDEN Co., Ltd. (a)	39	1,925
Idemitsu Kosan Co., Ltd.	129	1,262
IHI Corporation (a)	156	3,220
Inpex Corporation	127	3,775
Isuzu Motors Limited	79	1,136
ITOCHU Corporation	1,042	13,325
Japan Airlines Co., Ltd. (a)	24	396
Japan Exchange Group, Inc.	157	1,824
Japan Post Bank Co., Ltd.	260	4,217
Japan Post Holdings Co., Ltd.	255	2,927
Japan Post Insurance Co., Ltd.	74	747
Japan Real Estate Investment Corporation	1	756
Japan Tobacco Inc.	164	6,257
JFE Holdings, Inc. (a)	97	1,125
Kajima Corporation	65	2,483
Kao Corporation	65	2,555
Kawasaki Heavy Industries, Ltd. (a)	126	2,386
Kawasaki Kisen Kaisha, Ltd. (a)	55	917
KDDI Corporation	423	7,318
Keyence Corporation	28	9,784
Kikkoman Corporation (a)	124	1,126
Kioxia Holdings Corporation (b)	22	2,779
Kirin Holdings Company, Limited	120	1,921
Komatsu Ltd.	133	5,214
Konami Group Corporation	14	1,669
Kubota Corporation	174	2,751
KYOCERA Corporation	198	3,041
Kyowa Kirin Co., Ltd.	30	482
Lasertec Co., Ltd.	13	2,761
LY Corporation (a)	407	981
M3, Inc. (a)	66	682
Makita Corporation	37	1,222
Marubeni Corporation	244	8,866
MatsukiyoCocokara & Co. (a)	61	973
Minebeamitsumi Inc.	56	930
Mitsubishi Chemical Group Corporation	220	1,278
Mitsubishi Corporation	545	18,634
Mitsubishi Electric Corporation	305	9,940
Mitsubishi Estate Co., Ltd.	181	5,032
Mitsubishi HC Capital Inc. (a)	125	1,124
Mitsubishi Heavy Industries, Ltd.	499	13,705
Mitsubishi UFJ Financial Group, Inc.	1,674	28,116
Mitsui & Co., Ltd.	380	14,620
Mitsui Fudosan Co., Ltd.	417	4,442
Mitsui O.S.K. Lines, Ltd. (a)	48	1,982
Mizuho Financial Group, Inc.	364	14,418
MonotaRO Co., Ltd.	44	479
MS&AD Insurance Group Holdings, Inc.	204	5,291
Murata Manufacturing Co., Ltd.	264	5,888
Nec Corporation	186	4,600
NEXON Co., Ltd.	64	1,197
Nidec Corporation	151	1,935
Nintendo Co., Ltd.	174	9,830
Nippon Building Fund Inc.	1	1,080
Nippon Paint Holdings Co., Ltd. (a)	147	917
Nippon Sanso Holdings Corporation (a)	29	1,040
Nippon Steel Corporation (a)	772	2,848
Nippon Telegraph and Telephone Corporation	4,046	4,032
Nippon Yusen Kabushiki Kaisha (a)	60	2,213
Nissan Motor Co., Ltd. (a) (b)	288	618
Niterra Co., Ltd. (a)	30	1,423
Nitori Holdings Co., Ltd. (a)	64	1,011
Nitto Denko Corporation	92	1,826
Nomura Holdings, Inc.	433	3,397
Nomura Research Institute, Ltd.	62	1,748
Obayashi Corporation	99	2,397
OBIC Co., Ltd.	48	1,168
Olympus Corporation	160	1,514
Oracle Corporation Japan	5	255
Oriental Land Co., Ltd. (a)	165	2,814
ORIX Corporation	162	4,829
Osaka Gas Co., Ltd.	60	2,439
Otsuka Corporation	35	679
Otsuka Holdings Co., Ltd.	70	4,977
Pan Pacific International Holdings Corporation	379	2,320
Panasonic Holdings Corporation	328	5,499
Rakuten Group, Inc. (b)	208	962
Recruit Holdings Co., Ltd.	207	8,745
Renesas Electronics Corporation	236	3,383
Resona Holdings, Inc.	330	3,692
SBI Holdings, Inc.	85	1,590
SCREEN Holdings Co., Ltd.	30	1,761
Secom Co., Ltd.	62	2,384
Sekisui Chemical Co., Ltd.	64	1,075
Sekisui House, Ltd. (a)	91	2,030
Seven & I Holdings Co., Ltd.	315	4,246
Shimadzu Corporation	45	1,059
Shimano Inc.	12	1,237
Shimizu Corporation	79	1,408
Shin-Etsu Chemical Co., Ltd.	278	11,225
Shionogi & Co., Ltd.	125	2,795
Shiseido Company, Limited	55	1,118
SMC Corporation	9	3,326
SoftBank Corp.	4,220	5,634
SoftBank Group Corp.	554	13,407
Sompo Holdings, Inc.	132	5,126
Sony Group Corporation	883	18,182
Square Enix Holdings Co., Ltd. (a)	39	610
Subaru Corporation. (a)	90	1,444
Sumitomo Corporation	178	6,620
Sumitomo Electric Industries, Ltd.	115	6,368
Sumitomo Metal Mining Co., Ltd.	40	2,327
Sumitomo Mitsui Financial Group, Inc.	565	18,273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Sumitomo Mitsui Trust Group, Inc.	102	3,237
Sumitomo Realty & Development Co., Ltd.	140	3,973
Suntory Beverage & Food Limited	21	591
Suzuki Motor Corporation	276	3,333
Sysmex Corporation	75	641
T&D Holdings, Inc.	71	1,818
Taisei Corporation	23	2,415
Takeda Pharmaceutical Company Limited	231	8,354
TDK Corporation	280	3,638
Terumo Corporation	225	3,002
The Chiba Bank, Ltd.	100	1,286
The Kansai Electric Power Company, Incorporated (a)	149	2,466
TIS Inc. (a)	31	670
Toho Co., Ltd. (a)	82	861
Tokio Marine Holdings, Inc.	284	13,271
Tokyo Electric Power Company Holdings, Inc. (b)	213	879
Tokyo Electron Limited	65	16,262
Tokyo Gas Co., Ltd.	51	2,403
Tokyu Corporation (a)	83	979
TOPPAN Holdings Inc.	40	1,058
Toray Industries, Inc.	217	1,540
Toyo Suisan Kaisha, Ltd. (a)	14	981
Toyota Motor Corporation	1,698	34,749
Toyota Tsusho Corporation	106	4,107
Trend Micro Incorporated	21	685
Unicharm Corporation	179	1,050
West Japan Railway Company	72	1,419
Yamaha Motor Co., Ltd.	136	980
Yaskawa Electric Corporation (a)	35	929
Yokogawa Electric Corporation	39	1,205
Yokohama Financial Group, Inc.	168	1,495
Zensho Holdings Co., Ltd.	14	785
ZOZO, Inc.	69	485
		716,549
United Kingdom 14.2%
3i Group PLC	144	4,702
Admiral Group PLC	34	1,422
Anglo American PLC	159	6,762
Associated British Foods PLC	46	1,146
AstraZeneca PLC	229	44,465
Autotrader Group PLC	134	836
Aviva PLC	445	3,561
BAE Systems PLC	435	12,763
Barclays PLC	2,050	10,751
Barratt Redrow PLC	192	670
BP P.L.C.	2,265	17,803
British American Tobacco P.L.C.	321	18,605
BT Group PLC	907	2,539
Bunzl Public Limited Company	48	1,434
Centrica PLC	671	1,896
Coca-Cola Europacific Partners PLC	32	2,867
Compass Group PLC	254	7,054
CVC Capital Partners PLC (a)	117	1,544
Diageo PLC	330	6,137
Entain PLC	100	749
Experian PLC	136	4,703
Fiat Chrysler Automobiles N.V.	295	2,089
GSK PLC	595	16,311
Haleon PLC	1,316	6,519
Halma Public Limited Company	56	2,861
HSBC Holdings PLC	2,542	41,474
ICG PLC	40	820
Imperial Brands PLC	116	4,703
Informa PLC	184	1,839
InterContinental Hotels Group PLC	23	3,040
International Consolidated Airlines Group S.A.	498	2,325
Intertek Group PLC	24	1,154
J Sainsbury PLC	246	1,107
Kingfisher PLC	256	967
Legal & General Group PLC	828	2,718
Lloyds Banking Group PLC	8,768	10,848
London Stock Exchange Group PLC	67	7,949
M&G PLC	324	1,176
Melrose Industries PLC	177	1,191
National Grid PLC	737	12,421
NatWest Group PLC	1,140	8,438
Next PLC	17	2,934
Pearson PLC	98	1,291
Prudential Public Limited Company	375	5,210
Reckitt Benckiser Group PLC	95	6,408
Relx PLC	270	8,881
Rentokil Initial PLC	348	2,167
Rightmove PLC	107	612
Rolls-Royce Holdings PLC	1,226	18,583
Schroders PLC	121	930
SEGRO Public Limited Company	181	1,557
Severn Trent PLC	37	1,515
Shell PLC - Class A	837	39,068
Smith & Nephew PLC	132	2,092
Smiths Group PLC	45	1,378
Spirax Group PLC	10	890
SSE PLC	163	5,625
Standard Chartered PLC	271	5,649
Standard Life PLC	107	968
Tesco PLC	939	5,905
The Sage Group PLC.	140	1,571
Unilever PLC	322	17,997
United Utilities PLC	100	1,737
Vodafone Group Public Limited Company	2,864	4,305
Weir Group PLC(The)	39	1,452
Wise PLC - Class A (b)	100	1,206
		422,290
France 9.5%
Aeroports de Paris (a)	5	659
Airbus SE	87	16,372
Amundi (c)	9	780
AXA	248	11,369
Biomerieux S.A.	6	678
BNP Paribas	149	14,264
Bollore SE	100	572
Bouygues	28	1,622
Bureau Veritas (a)	46	1,384
Capgemini France	26	3,022
Compagnie de Saint-Gobain	67	5,544
Compagnie Generale des Etablissements Michelin (a)	98	3,338
Credit Agricole S.A.	165	3,081
Danone	95	7,648
Dassault Aviation	3	1,006
Dassault Systemes	100	2,016
Engie	278	8,972
EssilorLuxottica	43	10,100
Hermes International	5	9,535
Kering (a)	10	3,108
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	85	17,672
Legrand	38	5,927
L'Oreal	36	14,605
LVMH Moet Hennessy Louis Vuitton	38	20,611
Orange	271	5,555
Pernod Ricard	29	2,181
Publicis Groupe S.A.	34	2,794
Safran	51	16,618
Sanofi	166	16,018
Sartorius Stedim Biotech	4	736
Schneider Electric SE	80	21,710
Societe Generale	100	7,325
Thales	14	4,197
TotalEnergies SE	290	26,665
Veolia Environnement	95	3,622
VINCI	73	10,975
		282,281
Switzerland 9.2%
ABB Ltd. - Class N	232	18,735
Alcon AG	73	5,507
Amrize AG	78	4,347
Chocoladefabriken Lindt & Sprungli AG - Class N	—	2,141
Coca-Cola HBC AG	30	1,683

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Compagnie Financiere Richemont S.A.	79	13,976
EMS-Chemie Holding AG	1	791
Galderma Group AG	20	3,875
Geberit AG - Class N	5	3,223
Givaudan S.A. - Class N	1	4,093
Glencore PLC	1,416	10,748
Holcim AG	73	6,081
Julius Bar Gruppe AG - Class N	30	2,197
Kuhne & Nagel International AG (a)	7	1,556
Lonza Group AG	10	6,627
Nestle S.A. - Class N	380	37,432
Novartis AG - Class N	282	42,752
Partners Group Holding AG	3	3,446
Roche Holding AG	103	40,553
Roche Holding AG	4	1,716
Sandoz Group AG	62	4,809
Schindler Holding AG - Class N	3	898
SGS S.A.	22	2,349
Sika AG	24	3,919
Sonova Holding AG	7	1,590
Straumann Holding AG - Class N (a)	16	1,705
Swiss Life Holding AG - Class N	4	4,585
Swiss Re AG (a)	44	7,297
Swisscom AG - Class N	4	3,157
UBS Group AG	456	17,777
Zurich Insurance Group AG - Class N	21	14,901
		274,466
Germany 8.3%
Adidas AG - Class N	27	4,293
Allianz SE	56	23,633
BASF SE - Class N	132	8,101
Bayer Aktiengesellschaft - Class N	136	6,249
Bayerische Motoren Werke Aktiengesellschaft	42	3,868
Beiersdorf Aktiengesellschaft	15	1,302
BioNTech SE - ADR (b)	14	1,287
COMMERZBANK Aktiengesellschaft	129	4,676
Continental Aktiengesellschaft	16	1,087
Daimler Truck Holding AG	65	3,164
Deutsche Bank Aktiengesellschaft - Class N	282	8,374
Deutsche Borse Aktiengesellschaft - Class N	27	7,918
Deutsche Post AG - Class N	137	7,195
Deutsche Telekom AG - Class N	492	18,276
E.ON SE - Class N	328	7,201
Fresenius SE & Co. KGaA	61	3,150
Hannover Ruck SE - Class N	9	2,822
Heidelberg Materials AG	19	3,997
Henkel AG & Co. KGaA	15	1,051
Infineon Technologies AG - Class N	188	8,509
Mercedes-Benz Group AG - Class N	98	6,036
MERCK Kommanditgesellschaft auf Aktien	19	2,433
MTU Aero Engines AG - Class N	7	2,676
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	19	12,154
Rheinmetall Aktiengesellschaft	7	11,435
RWE Aktiengesellschaft	98	6,597
SAP SE	152	26,008
Siemens Aktiengesellschaft - Class N	108	26,413
Siemens Energy AG	113	19,223
Siemens Healthineers AG (c)	39	1,663
Talanx Aktiengesellschaft	8	1,045
Vonovia SE	125	3,144
		244,980
Australia 7.2%
ANZ Group Holdings Limited	445	11,162
Aristocrat Leisure Limited	92	2,903
ASX Limited	28	1,005
Australian Pipeline Trust	195	1,344
BHP Group Limited	714	25,306
BlueScope Steel Limited	62	1,126
Brambles Limited	205	3,206
Cochlear Limited	9	1,089
Coles Group Limited	197	2,993
Commonwealth Bank of Australia	248	28,885
Computershare Limited	81	1,607
CSL Limited	71	7,022
Evolution Mining Limited	302	2,722
Fortescue Ltd.	238	3,401
Goodman Funding Pty Ltd.	289	5,165
GPT Management Holdings Limited	288	905
Insurance Australia Group Limited	341	1,733
Lottery Corporation Limited, The	314	1,172
Macquarie Group Limited	54	7,567
Medibank Private Limited	424	1,280
Mirvac Limited	578	711
National Australia Bank Limited	454	13,113
Northern Star Resources Ltd.	208	3,003
Orica Limited	73	1,021
Origin Energy Limited	259	2,226
Pro Medicus Limited (a)	8	673
Qantas Airways Limited	110	644
QBE Insurance Group Limited	226	3,328
REA Group Ltd.	7	772
Rio Tinto Limited	54	6,141
Rio Tinto PLC	158	14,594
Santos Limited	464	2,570
Scentre Group Limited	747	1,728
SEEK Limited	48	465
SGH Limited	31	874
Sigma Healthcare Ltd. (a)	825	1,518
Sonic Healthcare Limited (a)	71	1,013
South32 Limited	668	2,007
Stockland Corporation Ltd.	328	981
Suncorp Group Limited	164	1,839
Telstra Group Limited	604	2,226
TPG Corporation Limited	81	226
Transurban Holdings Limited	451	4,384
Vicinity Centres RE Ltd.	541	881
Wesfarmers Limited	168	8,530
Westpac Banking Corporation	504	13,857
WHSP Holdings Ltd. (a)	38	1,075
WiseTech Global Limited	25	674
Woodside Energy Group Ltd.	281	6,704
Woolworths Group Limited	183	4,614
		213,985
Netherlands 4.6%
Adyen N.V. (b) (c)	4	4,315
ASM International N.V.	7	4,959
ASML Holding N.V.	57	76,219
DSM-Firmenich AG	36	2,571
Exor Nederland N.V.	14	1,052
HAL Trust	5	1,101
Heineken Holding N.V.	19	1,383
Heineken N.V.	42	3,229
ING Groep N.V.	433	11,269
JDE Peet's N.V.	22	829
Koninklijke Ahold Delhaize N.V.	128	5,981
Koninklijke KPN N.V.	573	3,178
Koninklijke Philips N.V.	116	3,196
NN Group N.V.	40	3,109
Prosus N.V. - Class N	165	7,599
STMicroelectronics N.V. (a)	94	3,220
Wolters Kluwer N.V. - Class C	34	2,590
		135,800
Spain 3.6%
ACS, Actividades de Construccion y Servicios, S.A.	32	3,952
AENA S.M.E., S.A.	109	3,235
Amadeus IT Holding, S.A. (c)	64	3,675
Banco Bilbao Vizcaya Argentaria Sociedad Anonima	839	18,141
Banco Santander, S.A.	2,164	24,232
CaixaBank, S.A.	521	6,219
Cellnex Telecom, S.A. (c)	85	2,747
EDP Renovaveis, S.A.	35	559
Endesa, S.A.	47	1,944
Ferrovial SE	66	4,315
Iberdrola, Sociedad Anonima	908	20,714
Industria de Diseno Textil, S.A.	163	9,413
Naturgy Energy Group S.A. (a)	21	632

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Repsol S.A.	164	4,592
Telefonica, S.A. (a)	665	2,918
		107,288
Sweden 3.5%
AB Sagax - Class B	31	571
AB Sagax - Class D	20	73
Aktiebolaget Industrivarden - Class A	16	805
Aktiebolaget Industrivarden - Class C (a)	23	1,157
Aktiebolaget SKF - Class B	52	1,253
Aktiebolaget Volvo - Class A (a)	29	967
Aktiebolaget Volvo - Class B (a)	225	7,421
Alfa Laval AB	41	2,229
ASSA ABLOY AB - Class B	157	5,638
Atlas Copco Aktiebolag - Class A (a)	374	6,611
Atlas Copco Aktiebolag - Class B	230	3,593
Axfood AB	18	599
Boliden AB (b)	43	2,241
Epiroc Aktiebolag - Class A	94	2,304
Epiroc Aktiebolag - Class B	56	1,194
EQT AB (c)	102	3,173
Essity Aktiebolag (publ) - Class A	4	107
Essity Aktiebolag (publ) - Class B (a)	87	2,222
Evolution AB (publ) (c)	27	1,701
Fastighets AB Balder - Class B (a) (b)	109	637
G&L Beijer Ref AB - Class B	54	747
H & M Hennes & Mauritz AB - Class B (a)	71	1,335
Hexagon Aktiebolag - Class B	314	3,069
Holmen Aktiebolag - Class B (a)	10	372
Indutrade Aktiebolag (a)	40	926
Investmentaktiebolaget Latour - Class B	20	427
Investor Aktiebolag - Class A	83	3,110
Investor Aktiebolag - Class B (a)	268	10,167
L E Lundbergforetagen Aktiebolag (publ) - Series B	11	603
Lifco AB (Publ) - Class B	33	991
NIBE Industrier AB - Class B	255	1,057
Nordnet AB (a)	23	737
SAAB Aktiebolag - Class B (a)	55	3,617
Sandvik Aktiebolag	145	5,541
Securitas AB - Class B	81	1,352
Skandinaviska Enskilda Banken AB - Class A (a)	197	3,620
Skandinaviska Enskilda Banken AB - Class C (a)	4	83
Skanska AB - Class B (a)	49	1,315
SSAB AB - Class A	21	164
SSAB AB - Class B	92	724
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	72	837
Svenska Handelsbanken AB - Class A (a)	203	2,666
Svenska Handelsbanken AB - Class B (a)	6	129
Swedbank AB - Class A (a)	147	5,004
Swedish Orphan Biovitrum AB (Publ) (b)	24	992
Tele2 AB - Class B	80	1,661
Telefonaktiebolaget LM Ericsson - Class A	10	114
Telefonaktiebolaget LM Ericsson - Class B (a)	382	4,347
Telia Company AB	346	1,770
Trelleborg AB - Class B	30	1,116
		103,089
Italy 3.2%
A2a S.P.A.	220	623
Assicurazioni Generali Societa' Per Azioni (a)	129	5,191
Banca Mediolanum SpA	30	600
Banca Monte dei Paschi di Siena S.p.A.	301	2,634
Banco BPM Societa' Per Azioni	195	2,718
Bper Banca S.P.A.	192	2,513
Buzzi S.p.A.	12	605
Davide Campari-Milano N.V. (a)	81	574
ENEL - SPA	1,134	12,326
Eni S.P.A. (a)	297	8,432
Ferrari N.V.	19	6,316
Finecobank Banca Fineco S.P.A.	90	1,992
Infrastrutture Wireless Italiane S.p.A. (a) (c)	50	394
Intesa Sanpaolo SPA	2,268	13,700
Leonardo S.p.A.	59	4,020
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	21	413
Moncler S.p.A.	31	1,850
Poste Italiane - Societa' Per Azioni (c)	71	1,670
Prysmian S.p.A.	42	4,890
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	14	829
Snam S.p.A.	311	2,351
Telecom Italia S.p.A.	1,855	1,295
Terna - Rete Elettrica Nazionale Societa Per Azioni	214	2,436
Unicredit, Societa' Per Azioni	221	15,876
		94,248
Hong Kong 1.9%
AIA Group Limited	1,547	17,041
Budweiser Brewing Company APAC Limited (a) (c)	258	238
CK Asset Holdings Limited	270	1,541
CK Hutchison Holdings Limited	406	3,116
CK Infrastructure Holdings Limited	92	733
CLP Holdings Limited	275	2,589
Henderson Land Development Company Limited (a)	178	658
HKT Trust	522	816
Hong Kong And China Gas Company Limited -The-	1,694	1,540
Hong Kong Exchanges and Clearing Limited	176	8,877
Jardine Matheson Holdings Limited	29	2,100
Link Real Estate Investment Trust	384	1,779
MTR Corporation Limited (a)	232	952
Power Assets Holdings Limited	199	1,553
Sino Land Company Limited	562	827
Sun Hung Kai Properties Limited	251	4,174
Swire Pacific Limited - Class A	56	606
Swire Pacific Limited - Class B	68	110
Swire Properties Limited	140	409
Techtronic Industries Company Limited	217	2,872
WH Group Limited (c)	1,122	1,477
Wharf (Holdings) Limited, The	153	424
Wharf Real Estate Investment Company Limited	192	559
		54,991
Denmark 1.6%
A.P. Moller - Maersk A/S - Class A (a)	—	957
A.P. Moller - Maersk A/S - Class B (a)	—	1,138
Carlsberg A/S - Class B	14	1,696
Coloplast A/S - Class B	22	1,476
Danske Bank A/S	96	4,690
DSV A/S	29	6,875
Genmab A/S (b)	9	2,482
Novo Nordisk A/S - Class B	470	17,313
Novozymes A/S - Class B	51	3,003
Orsted A/S (b) (c)	68	1,680
Pandora A/S	12	856
Tryg A/S	44	1,061
Vestas Wind Systems A/S	147	4,355
		47,582
Singapore 1.5%
Capitaland Ascendas REIT	536	1,036
Capitaland Group Pte. Ltd.	836	1,500
Capitaland Investment Limited	349	743
DBS Group Holdings Ltd.	303	13,481
Genting Singapore Limited	777	409
Jardine Cycle & Carriage Limited	9	241
Keppel Ltd.	202	1,864
Mpact Treasury Company Pte. Ltd. (c)	314	323
Oversea-Chinese Banking Corporation Limited	486	8,339
Singapore Airlines Limited	227	1,168
Singapore Exchange Limited	121	1,847
Singapore Technologies Engineering Ltd.	230	1,950
Singapore Telecommunications Limited	1,213	4,683
United Overseas Bank Limited	199	5,710
Wilmar International Limited	259	779
		44,073
Finland 1.3%
Elisa Oyj	22	1,064
Fortum Oyj	64	1,623
Kesko Oyj - Class A	11	245
Kesko Oyj - Class B	41	898
Kone Corporation - Class B	53	3,381
Metso Oyj	104	1,785

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Neste Oyj	66	2,138
Nokia Oyj	750	6,017
Nordea Bank Abp	480	8,232
Orion Oyj - Class A	3	275
Orion Oyj - Class B	16	1,319
Sampo Oyj - Class A	377	4,026
Stora Enso Oyj - Class R	88	1,031
UPM-Kymmene Oyj	78	2,426
Wartsila Oyj Abp	71	2,608
		37,068
Belgium 1.2%
Ackermans	3	954
Ageas SA/NV	26	1,886
Anheuser-Busch InBev	144	9,973
Argenx SE (b)	9	6,658
D'Ieteren Group	3	607
Elia Group	6	932
Groep Brussel Lambert	12	1,069
KBC Groep	37	4,521
Lotus Bakeries	—	736
Sofina	2	561
Syensqo (a)	11	632
U C B	18	5,317
Warehouses De Pauw	25	648
		34,494
Norway 0.8%
Aker BP ASA	47	1,708
DNB Bank ASA	107	3,341
Equinor ASA	116	4,866
Gjensidige Forsikring ASA	28	730
Kongsberg Gruppen ASA	64	2,728
Mowi ASA	66	1,503
Norsk Hydro ASA	189	2,019
Orkla ASA	98	1,230
SalMar ASA	10	611
Storebrand ASA	61	1,105
Telenor ASA	92	1,614
Var Energi ASA	124	650
Vend Marketplaces ASA - Class B	29	722
Yara International ASA	25	1,465
		24,292
Israel 0.8%
Azrieli Group Ltd.	6	744
Bank Hapoalim B.M.	196	4,583
Bank Leumi Le-Israel B.M.	222	4,949
Elbit Systems Ltd.	4	2,994
ICL Group Ltd.	106	543
Israel Discount Bank Limited	184	1,848
Mizrahi Tefahot Bank Ltd.	21	1,492
Nice Ltd. (b)	9	997
Teva Pharmaceutical Industries Ltd. (b)	170	5,067
		23,217
Poland 0.5%
Allegro.eu (b) (c)	96	686
Bank Polska Kasa Opieki - Spolka Akcyjna	31	1,840
Dino Polska Spolka Akcyjna (b) (c)	72	652
ING Bank Slaski Spolka Akcyjna	5	595
KGHM Polska Miedz Spolka Akcyjna (b)	20	1,486
LPP Spolka Akcyjna	—	1,142
Orlen S A	85	3,083
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	128	3,028
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	84	1,459
Santander Bank Polska Spolka Akcyjna	6	873
		14,844
Austria 0.4%
Andritz AG	10	684
BAWAG Group AG (c)	11	1,737
Erste Group Bank AG	44	4,769
OMV Aktiengesellschaft	20	1,487
Raiffeisen Bank International AG	21	904
Telekom Austria Aktiengesellschaft	8	88
Verbund AG	10	760
		10,429
Portugal 0.2%
EDP, S.A.	407	2,138
Galp Energia, SGPS, S.A. - Class B	62	1,482
Jeronimo Martins, SGPS S.A.	39	938
		4,558
United States of America 0.1%
James Hardie Industries Public Limited Company - CHESS	87	1,658
Universal Music Group N.V.	140	2,717
		4,375
Ireland 0.1%
Kerry Group Public Limited Company - Class A	21	1,676
Kingspan Group Public Limited Company	23	1,964
		3,640
New Zealand 0.1%
Auckland International Airport Limited	211	969
Fisher & Paykel Healthcare Corporation Limited	82	1,772
Meridian Energy Limited	201	641
		3,382
Luxembourg 0.1%
ArcelorMittal (a)	62	3,226
Chile 0.1%
Antofagasta PLC	52	2,311
Macau 0.1%
Galaxy Entertainment Group Limited	333	1,503
Sands China Ltd.	338	720
		2,223
China 0.1%
WuXi Biologics (Cayman) Inc. (b) (c)	514	2,207
Colombia 0.0%
Zijin Gold International Company Limited	60	1,370
Argentina 0.0%
Tenaris S.A.	47	1,365
Mexico 0.0%
Fresnillo PLC	28	1,258
Czech Republic 0.0%
CSG N.V. - Class A (b)	22	590
United Arab Emirates 0.0%
NMC Health PLC (d)	12	—
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	82	—
Total Common Stocks (cost $2,110,184)		2,916,471
PREFERRED STOCKS 0.4%
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	8	725
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	15	685
Henkel AG & Co. KGaA (e)	24	1,864
Sartorius Aktiengesellschaft	4	942
Volkswagen Aktiengesellschaft (e)	31	3,125
		7,341
Switzerland 0.1%
Chocoladefabriken Lindt & Sprungli AG	—	2,152
Schindler Holding AG	6	2,020
		4,172
Italy 0.0%
Telecom Italia S.p.A.	861	707
Total Preferred Stocks (cost $13,798)		12,220
RIGHTS 0.0%
Singapore 0.0%
Capitaland Ascendas REIT (b) (f)	15	1
Italy 0.0%
Telecom Italia S.p.A. (b) (f)	861	—
Telecom Italia S.p.A. (b) (f)	1,855	—
Total Rights (cost $0)		1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.63% (g) (h)	19,197	19,197
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (g) (h)	14,575	14,575
Total Short Term Investments (cost $33,772)		33,772
Total Investments 99.8% (cost $2,157,754)		2,962,464
Other Derivative Instruments (0.0)%		(140)
Other Assets and Liabilities, Net 0.2%		5,910
Total Net Assets 100.0%		2,968,234

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Convertible security.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	33,330	109,856	128,611	157	—	—	14,575	0.5
JNL Government Money Market Fund, 3.63% - Class SL	25,458	65,768	72,029	116	—	—	19,197	0.6
	58,788	175,624	200,640	273	—	—	33,772	1.1

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/26/21	8,966	4,315	0.1
Allegro.eu	06/18/21	1,044	686	—
Amadeus IT Holding, S.A.	04/26/21	4,314	3,675	0.1
Amundi	04/26/21	765	780	—
BAWAG Group AG	04/26/21	829	1,737	0.1
Budweiser Brewing Company APAC Limited	04/26/21	795	238	—
Cellnex Telecom, S.A.	04/26/21	4,049	2,747	0.1
Dino Polska Spolka Akcyjna	06/18/21	675	652	—
EQT AB	04/26/21	2,882	3,173	0.1
Evolution AB (publ)	04/26/21	3,125	1,701	0.1
Evraz PLC	04/26/21	631	—	—
Infrastrutture Wireless Italiane S.p.A.	04/26/21	588	394	—
Mpact Treasury Company Pte. Ltd.	04/26/21	470	323	—
Orsted A/S	04/26/21	2,404	1,680	0.1
Poste Italiane - Societa' Per Azioni	04/26/21	997	1,670	0.1
Siemens Healthineers AG	06/18/21	2,250	1,663	0.1
WH Group Limited	04/26/21	975	1,477	—
WuXi Biologics (Cayman) Inc.	12/17/21	3,783	2,207	0.1
		39,542	29,118	1.0

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	195	June 2026	EUR	10,959	89	(281)
FTSE 100 Index	43	June 2026	GBP	4,420	47	(47)
S&P/ASX 200 Index	20	June 2026	AUD	4,317	6	(43)
Topix Index	46	June 2026	JPY	1,660,779	(147)	(312)
					(5)	(683)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	06/17/26	AUD	1,751	1,207	(43)
EUR/USD	BCL	06/17/26	EUR	3,391	3,933	9
EUR/USD	UBS	06/17/26	EUR	10,712	12,425	(25)
GBP/USD	CIT	06/17/26	GBP	2,451	3,243	(43)
JPY/USD	BCL	06/17/26	JPY	507,723	3,220	3
JPY/USD	HSB	06/17/26	JPY	1,680,958	10,660	(4)
USD/EUR	CIT	06/17/26	EUR	(1,716)	(1,990)	(3)
USD/EUR	SCB	06/17/26	EUR	(1,701)	(1,972)	(4)
USD/JPY	RBC	06/17/26	JPY	(969,580)	(6,149)	(23)
USD/JPY	SCB	06/17/26	JPY	(329,992)	(2,093)	(2)
					22,484	(135)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL International Index Fund
Assets - Securities
Common Stocks	4,154	2,912,317	—	2,916,471
Preferred Stocks	—	12,220	—	12,220
Rights	—	1	—	1
Short Term Investments	33,772	—	—	33,772
	37,926	2,924,538	—	2,962,464
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	12	—	12
	—	12	—	12
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(683)	—	—	(683)
Open Forward Foreign Currency Contracts	—	(147)	—	(147)
	(683)	(147)	—	(830)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 98.8%
Industrials 25.3%
AAON, Inc.	68	5,655
Acuity Brands, Inc.	31	8,613
Advanced Drainage Systems, Inc.	72	9,916
AECOM	131	11,109
AeroVironment, Inc. (a)	32	5,876
AGCO Corporation	61	7,100
Alaska Air Group, Inc. (a)	115	4,235
American Airlines Group Inc. (a)	666	7,156
API Group Corporation (a)	387	15,688
Applied Industrial Technologies, Inc.	38	9,971
ATI Inc. (a)	137	19,941
Avis Budget Group, Inc. (a) (b)	17	2,429
Booz Allen Hamilton Holding Corporation - Class A	121	9,425
Brink's Company, The	41	4,292
BWXT Government Group, Inc.	92	18,865
CACI International Inc. - Class A (a)	22	12,120
Carlisle Companies Incorporated	41	13,770
Carpenter Technology Corporation	50	19,810
Chart Industries, Inc. (a)	45	9,378
Clean Harbors, Inc. (a)	51	14,531
CNH Industrial N.V.	893	9,822
Concentrix Corporation (b)	44	1,211
Core & Main, Inc. - Class A (a)	190	9,368
Crane Company	49	8,447
Curtiss-Wright Corporation	37	25,340
Donaldson Company, Inc.	116	9,877
Dycom Industries, Inc. (a)	30	10,245
EnerSys	37	6,460
ESAB Corporation	58	5,566
ExlService Holdings, Inc. (a)	157	4,771
Exponent, Inc.	50	3,284
Flowserve Corporation	128	9,422
Fluor Corporation (a)	163	7,587
Fortune Brands Innovations, Inc.	119	4,653
FTI Consulting, Inc. (a)	31	5,398
GATX Corporation	36	6,150
Genpact Limited	159	5,936
Graco Inc.	167	14,161
GXO Logistics Inc. (a)	116	6,004
Hexcel Corporation	79	6,394
ITT Inc.	87	16,533
KBR, Inc.	128	4,723
Kirby Corporation (a)	55	7,281
Knight-Swift Transportation Holdings Inc. - Class A	164	9,432
Kratos Defense & Security Solutions, Inc. (a)	186	13,135
Landstar System, Inc.	34	5,447
Lincoln Electric Holdings, Inc.	56	13,830
MasTec, Inc. (a)	62	19,913
Maximus, Inc.	56	3,621
Middleby Corporation, The (a)	47	6,200
Mine Safety Appliances Company, LLC	37	5,992
MOOG Inc. - Class A	29	8,395
MSC Industrial Direct Co., Inc. - Class A	46	4,228
Mueller Industries, Inc.	112	12,411
NextPower LLC - Class A (a)	150	18,060
Nvent Electric Public Limited Company	163	19,258
Oshkosh Corporation	64	9,396
Owens Corning	83	8,975
Parsons Corporation (a)	54	2,900
Paylocity Holding Corporation (a)	43	4,698
RB Global, Inc.	187	17,959
RBC Bearings Incorporated (a)	32	17,328
Regal Rexnord Corporation	67	12,546
Ryder System, Inc.	40	8,239
Saia, Inc. (a)	27	9,444
Science Applications International Corporation	46	4,368
Sensata Technologies Holding PLC	145	5,104
Simpson Manufacturing Co., Inc.	42	7,179
SPX Technologies, Inc. (a)	50	10,054
StandardAero, Inc. (a)	192	4,958
Sterling Infrastructure, Inc. (a)	31	12,624
Terex Corporation	115	6,781
Tetra Tech, Inc.	264	7,939
Timken Company, The	64	6,438
Toro Company, The	98	9,202
TransUnion	194	13,432
Trex Company, Inc. (a)	108	3,943
UFP Industries, Inc.	58	5,350
UL Solutions Inc. - Class A	78	6,681
Valmont Industries, Inc.	20	7,943
Vicor Corporation (a)	23	3,691
Watsco, Inc.	35	12,820
Watts Water Technologies, Inc. - Class A	28	8,034
WESCO International, Inc.	49	13,431
Woodward, Inc.	60	21,530
XPO, Inc. (a)	118	22,997
		824,419
Financials 14.8%
Affiliated Managers Group, Inc.	28	7,855
Ally Financial Inc.	283	11,112
American Financial Group, Inc.	70	8,921
Annaly Capital Management, Inc.	725	15,331
Associated Banc-Corp	165	4,269
Bank OZK	104	4,779
Brighthouse Financial, Inc. (a)	58	3,455
Carlyle Group Inc., The	262	12,670
CNO Financial Group, Inc.	94	3,864
Columbia Banking System, Inc.	297	8,154
Commerce Bancshares, Inc.	138	6,803
Corebridge Financial, Inc.	266	6,359
Cullen/Frost Bankers, Inc.	64	8,737
East West Bancorp, Inc.	139	14,821
Equitable Holdings, Inc.	286	10,608
Essent Group Ltd.	96	5,622
Euronet Worldwide, Inc. (a)	39	2,611
Evercore Inc. - Class A	39	11,650
F.N.B. Corporation	361	6,028
Federated Hermes, Inc. - Class B	75	4,234
Fidelity National Financial, Inc. - Class A	257	11,936
First American Financial Corporation	103	6,204
First Financial Bankshares, Inc.	130	3,839
First Horizon Corporation	491	11,173
FirstCash, Inc.	39	7,343
Flagstar Bank, National Association	300	3,952
Glacier Bancorp, Inc.	130	5,800
Hamilton Lane Incorporated - Class A	41	4,053
Hancock Whitney Corporation	82	5,243
Hanover Insurance Group Inc, The	35	6,149
Home BancShares, Inc.	185	4,980
Houlihan Lokey, Inc. - Class A	55	7,904
International Bancshares Corporation	54	3,658
Janus Henderson Group PLC	124	6,389
Jefferies Financial Group Inc.	167	6,886
Kinsale Capital Group, Inc.	22	7,619
MGIC Investment Corporation	223	5,852
Morningstar, Inc.	23	3,962
Old National Bancorp	351	7,754
Old Republic International Corporation	230	9,165
Pinnacle Financial Partners, Inc.	152	13,085
Primerica, Inc.	32	8,066
Prosperity Bancshares, Inc.	102	6,849
Reinsurance Group of America, Incorporated	66	13,537
RenaissanceRe Holdings Ltd.	44	13,043
RLI Corp.	93	5,286
Ryan Specialty Group Holdings, Inc. - Class A	113	3,827
SEI Investments Company	94	7,355
Selective Insurance Group, Inc.	61	4,599
Shift4 Payments, LLC - Class A (a) (b)	69	3,010
SLM Corporation	200	4,284
Southstate Bank Corporation	100	9,271
Starwood Property Trust, Inc. (b)	351	6,049
Stifel Financial Corp.	154	11,374
Texas Capital Bancshares, Inc. (a)	45	4,268
UMB Financial Corporation	72	8,126
United Bankshares, Inc.	141	5,832

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Unum Group	154	11,233
Valley National Bancorp	483	5,931
Voya Financial, Inc.	94	6,448
Webster Financial Corporation	163	11,294
Western Alliance Bancorporation	103	7,280
Wex, Inc. (a)	35	5,295
Wintrust Financial Corporation	68	9,390
Zions Bancorporation, National Association	149	8,585
		481,061
Information Technology 12.1%
Advanced Energy Industries, Inc.	38	12,291
Allegro Microsystems Inc. (a)	124	3,925
Amkor Technology, Inc.	115	5,182
AppFolio, Inc. - Class A (a)	25	3,875
Arrow Electronics, Inc. (a)	51	7,344
Avnet, Inc.	83	5,090
Belden Inc.	40	4,601
Bentley Systems, Incorporated - Class B (b)	151	5,286
Bill Holdings, Inc. (a) (b)	88	3,358
Blackbaud, Inc. (a)	37	1,432
Cirrus Logic, Inc. (a)	52	7,460
Cognex Corporation	167	8,185
CommVault Systems, Inc. (a)	44	3,459
Crane Nxt, Co.	50	2,023
DocuSign, Inc. (a)	202	9,581
Dolby Laboratories, Inc. - Class A	61	3,688
Dropbox, Inc. - Class A (a)	176	3,999
Dynatrace, Inc. (a)	301	11,129
Entegris, Inc.	153	17,981
Fabrinet (a)	36	18,852
Flex Ltd. (a)	371	24,285
Guidewire Software, Inc. (a)	86	12,830
InterDigital, Inc.	26	7,828
IPG Photonics Corporation (a)	25	2,892
Kyndryl Holdings, Inc. (a)	229	3,011
Lattice Semiconductor Corporation (a)	138	12,803
Littelfuse, Inc.	25	8,527
MACOM Technology Solutions Holdings, Inc. (a)	65	14,455
Manhattan Associates, Inc. (a)	60	7,996
MKS Inc.	68	15,575
Novanta Inc. (a)	36	4,284
Nutanix, Inc. - Class A (a)	273	10,371
Okta, Inc. - Class A (a)	171	13,459
Onto Innovation Inc. (a)	50	10,274
Pegasystems Inc.	93	3,940
Pure Storage, Inc. - Class A (a)	317	18,686
Qualys, Inc. (a)	36	3,159
Rambus Inc. (a)	109	9,345
Silicon Laboratories Inc. (a)	33	6,922
Sitime Corporation (a)	22	7,698
Synaptics Incorporated (a)	40	2,779
TD SYNNEX Corporation	75	12,719
TTM Technologies, Inc. (a)	104	10,157
Twilio Inc. - Class A (a)	153	19,248
Uipath, Inc. - Class A (a) (b)	432	4,796
Universal Display Corporation	45	4,089
Vontier Corporation	144	5,105
		395,974
Consumer Discretionary 10.9%
Abercrombie & Fitch Co. - Class A (a)	46	4,243
Aramark	265	10,752
Autoliv, Inc.	70	7,326
AutoNation, Inc. (a)	27	5,277
Bath & Body Works, Inc.	203	3,796
BorgWarner Inc.	211	11,470
Boyd Gaming Corporation	58	4,794
Brunswick Corporation	65	4,713
Burlington Stores, Inc. (a)	63	20,415
Capri Holdings Limited (a)	121	2,132
CAVA Group, Inc. (a) (b)	101	8,142
Chewy, Inc. - Class A (a)	241	6,498
Choice Hotels International, Inc. (b)	21	2,133
Churchill Downs Incorporated	67	6,004
Columbia Sportswear Company	25	1,372
Crocs, Inc. (a)	51	4,250
Dick's Sporting Goods, Inc.	67	13,285
Duolingo, Inc. - Class A (a)	40	3,980
Dutch Bros Inc. - Class A (a)	129	6,515
Five Below, Inc. (a)	56	12,716
Floor & Decor Holdings, Inc. - Class A (a)	109	5,538
GameStop Corp. - Class A (a) (b)	416	9,582
Gap, Inc., The	229	5,540
Gentex Corporation	218	4,770
Graham Holdings Co., Ltd. - Class B	3	3,580
Grand Canyon Education, Inc. (a)	28	4,697
H & R Block, Inc.	128	4,060
Harley-Davidson, Inc.	117	2,373
Hilton Grand Vacations Inc. (a)	60	2,363
Hyatt Hotels Corporation - Class A	42	5,967
KB Home	64	3,320
Lear Corporation	52	6,251
Lithia Motors, Inc. - Class A	24	6,110
Macy's, Inc.	265	4,797
Mattel, Inc. (a)	314	4,557
Murphy USA Inc.	17	8,363
Ollie's Bargain Outlet Holdings, Inc. (a)	62	5,696
Penske Automotive Group, Inc.	19	2,782
Planet Fitness, Inc. - Class A (a)	84	6,250
Polaris Inc.	54	2,921
PVH Corp.	47	3,289
RH (a)	15	2,144
Service Corporation International	141	11,610
Somnigroup International Inc.	212	15,656
Taylor Morrison Home II Corporation - Class A (a)	99	5,743
Texas Roadhouse, Inc. - Class A	67	11,022
The Goodyear Tire & Rubber Company (a)	291	1,927
Thor Industries, Inc.	53	4,259
Toll Brothers, Inc.	95	13,020
TopBuild Corp. (a)	28	9,894
Travel + Leisure Co.	65	4,497
V.F. Corporation	329	5,582
Vail Resorts, Inc. (b)	36	4,654
Valvoline, Inc. (a) (b)	128	4,327
Visteon Corporation	28	2,533
Whirlpool Corporation (b)	64	3,450
Wingstop Inc.	28	4,293
Wyndham Hotels & Resorts, Inc.	76	6,192
YETI Holdings, Inc. (a)	78	2,856
		356,278
Health Care 8.8%
Arrowhead Pharmaceuticals Inc (a)	141	8,859
Avantor, Inc. (a)	683	5,352
BioMarin Pharmaceutical Inc. (a)	194	10,950
Bio-Rad Laboratories, Inc. - Class A (a)	18	5,114
Bruker Corporation	111	4,018
Chemed Corporation	14	5,399
Cytokinetics, Incorporated (a)	123	8,138
Dentsply Sirona Inc.	202	2,348
Doximity, Inc. - Class A (a)	135	3,153
Elanco Animal Health Incorporated (a)	501	11,997
Encompass Health Corporation	102	9,820
Ensign Group, Inc., The	58	11,727
Envista Holdings Corporation (a)	164	4,170
Exelixis, Inc. (a)	265	11,363
Globus Medical, Inc. - Class A (a)	112	9,686
Haemonetics Corporation (a)	47	2,650
Halozyme Therapeutics, Inc. (a)	119	7,669
HealthEquity, Inc. (a)	86	7,177
Hims & Hers Health, Inc. - Class A (a) (b)	210	4,364
Illumina, Inc. (a)	154	19,017
Jazz Pharmaceuticals Public Limited Company (a)	61	11,591
Lantheus Holdings, Inc. (a)	67	5,075
LivaNova PLC (a)	54	3,460
Masimo Corporation (a)	46	8,194
Medpace Holdings, Inc. (a)	23	10,863
Neurocrine Biosciences, Inc. (a)	101	13,341
Option Care Health, Inc. (a)	160	4,312
Penumbra, Inc. (a)	40	12,998

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Repligen Corporation (a)	53	6,291
Roivant Sciences Ltd. (a)	455	12,602
Sotera Health LLC (a)	235	3,371
Tenet Healthcare Corporation (a)	89	16,734
United Therapeutics Corporation (a)	43	25,763
		287,566
Real Estate 6.8%
Agree Realty Corporation (b)	121	9,115
American Healthcare REIT, Inc.	179	8,442
American Homes 4 Rent - Class A	329	9,185
Brixmor Property Group Inc.	309	8,910
Caretrust REIT, Inc.	225	8,262
COPT Defense Properties	115	3,528
Cousins Properties Incorporated	170	3,826
Cubesmart, L.P.	230	8,433
EastGroup Properties, Inc.	54	9,944
EPR Properties	77	3,838
Equity Lifestyle Properties, Inc.	196	12,208
First Industrial Realty Trust, Inc.	134	7,736
Gaming and Leisure Properties, Inc.	286	12,670
Healthcare Realty Trust Incorporated - Class A	349	5,935
Independence Realty Trust, Inc.	241	3,584
Jones Lang LaSalle Incorporated (a)	48	14,492
Kilroy Realty Corporation (b)	110	3,103
Kite Realty Naperville, LLC	218	5,363
Lamar Advertising Company - Class A	88	11,101
National Storage Affiliates Trust	72	2,706
NNN REIT, Inc.	192	8,055
Omega Healthcare Investors, Inc.	298	13,069
Park Hotels & Resorts Inc. (b)	199	2,099
Rayonier Inc.	281	5,798
Rexford Industrial Realty, Inc.	232	7,579
Sabra Health Care REIT, Inc.	254	4,893
STAG Industrial, Inc.	193	6,951
Vornado Realty Trust	163	4,225
W.P. Carey Inc.	221	15,028
		220,078
Materials 5.8%
Alcoa Corporation	261	17,332
AptarGroup, Inc.	65	8,243
Ashland Inc.	45	2,525
Avient Corporation	92	3,331
Axalta Coating Systems Ltd. (a)	215	5,965
Cabot Corporation	53	3,989
Cleveland-Cliffs Inc. (a)	576	4,863
Commercial Metals Company	112	6,875
Crown Holdings, Inc.	113	11,300
Eagle Materials Inc.	32	6,029
Graphic Packaging Holding Company	300	2,982
Greif, Inc. - Class A	26	1,768
Hecla Mining Company	676	12,597
KRC Materials, Inc. (a)	57	4,668
Louisiana-Pacific Corporation (W VA)	63	4,596
MP Materials Corp. - Class A (a) (b)	136	6,561
NewMarket Corporation	8	5,049
Olin Corporation	115	3,406
Reliance, Inc.	53	16,035
Royal Gold, Inc.	82	20,806
RPM International Inc.	129	12,846
Scotts Miracle-Gro Company, The	45	2,720
Silgan Holdings Inc. (b)	89	3,434
Solstice Advanced Materials US, Inc.	160	12,199
Sonoco Products Company	100	5,383
Westlake Corporation	33	3,885
		189,387
Energy 5.4%
Antero Midstream Corporation	332	7,576
Antero Resources Corporation (a)	296	12,551
Chord Energy Corporation	57	8,158
CNX Resources Corporation (a)	144	5,538
DT Midstream, Inc.	103	13,816
HF Sinclair Corporation	158	9,843
Matador Resources Company	118	7,447
Murphy Oil Corporation	135	5,553
NOV Inc.	364	6,839
Ovintiv Canada ULC	280	16,631
PBF Energy Inc. - Class A	84	3,989
Permian Resources Corporation - Class A	747	15,927
Range Resources Corporation	239	10,801
TechnipFMC PLC	408	28,217
Valaris Limited (a)	65	6,379
Viper Energy, Inc. - Class A	188	8,811
Weatherford International Public Limited Company	73	6,868
		174,944
Consumer Staples 4.5%
Albertsons Companies, Inc. - Class A	373	6,362
Bellring Intermediate Holdings, Inc. (a)	123	1,980
BJ's Wholesale Club Holdings, Inc. (a)	132	12,994
Boston Beer Company, Inc., The - Class A (a)	7	1,726
Casey's General Stores, Inc.	37	27,223
Celsius Holdings, Inc. (a)	161	5,722
Coca-Cola Consolidated, Inc.	57	10,944
Coty Inc. - Class A (a)	386	776
Darling Ingredients Inc. (a)	160	9,872
e.l.f. Beauty, Inc. (a)	60	3,614
Flowers Foods, Inc.	210	1,712
Ingredion Incorporated	64	7,182
Maplebear Inc. (a)	185	6,946
Performance Food Group Company (a)	159	13,579
Pilgrim's Pride Corporation	42	1,601
Post Holdings, Inc. (a)	43	4,210
Sprouts Farmers Market, Inc. (a)	98	7,578
The Marzetti Company	20	2,804
US Foods Holding Corp. (a)	223	20,520
		147,345
Utilities 3.4%
Black Hills Corporation	76	5,286
Essential Utilities, Inc.	286	11,498
IDACORP, Inc.	55	7,797
National Fuel Gas Company	96	9,009
New Jersey Resources Corporation	102	5,588
NorthWestern Corporation	61	4,037
OGE Energy Corp.	207	9,943
One Gas, Inc.	61	5,246
Ormat Technologies, Inc.	61	6,864
Portland General Electric Company	114	5,990
Southwest Gas Holdings, Inc.	65	5,633
Spire Inc.	60	5,432
Talen Energy Corporation (a)	46	14,717
TXNM Energy, Inc.	99	5,783
UGI Corporation	217	7,888
		110,711
Communication Services 1.0%
Nexstar Media Group, Inc. - Class A	29	5,201
Pinterest, Inc. - Class A (a)	594	10,893
The New York Times Company - Class A	163	13,650
Warner Music Group Corp. - Class A	148	3,787
		33,531
Total Common Stocks (cost $2,812,019)		3,221,294
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	33,857	33,857
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	23,361	23,361
Total Short Term Investments (cost $57,218)		57,218
Total Investments 100.6% (cost $2,869,237)		3,278,512
Other Derivative Instruments 0.0%		998
Other Assets and Liabilities, Net (0.6)%		(19,704)
Total Net Assets 100.0%		3,259,806

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	17,785	142,670	126,598	274	—	—	33,857	1.1
JNL Government Money Market Fund, 3.63% - Class SL	14,309	136,194	127,142	191	—	—	23,361	0.7
	32,094	278,864	253,740	465	—	—	57,218	1.8

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	119	June 2026	39,882	998	537

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,221,294	—	—	3,221,294
Short Term Investments	57,218	—	—	57,218
	3,278,512	—	—	3,278,512
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	537	—	—	537
	537	—	—	537

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 98.9%
Financials 18.0%
Adamas Trust, Inc.	129	948
Ameris Bancorp	99	7,758
Amerisafe, Inc.	29	956
Apollo Commercial Real Estate Finance, Inc.	202	2,135
Arbor Realty Trust, Inc. (a)	302	2,329
ARMOUR Residential REIT, Inc. (a)	172	2,875
Artisan Partners Asset Management Inc. - Class A	109	3,960
Assured Guaranty Ltd.	67	5,444
Atlantic Union Bank	219	7,836
Axos Financial, Inc. (b)	88	7,456
Banc of California, Inc.	207	3,646
BancFirst Corporation	32	3,519
Bancorp, Inc., The (b)	66	3,541
Bank of Hawaii Corporation	62	4,589
BankUnited, Inc.	114	5,162
Banner Corporation	53	3,195
Beacon Financial Corporation	130	3,900
BGC Group, Inc. - Class A	562	5,493
Blackstone Mortgage Trust, Inc. - Class A (a)	245	4,698
Bread Financial Payments, Inc.	69	5,138
Brightsphere Investment Group Inc.	41	2,223
Capitol Federal Financial	186	1,323
Cathay General Bancorp	104	5,166
Central Pacific Financial Corp.	40	1,285
City Holding Company	23	2,690
Cohen & Steers, Inc.	43	2,670
Community Financial System, Inc. (a)	82	4,795
Customers Bancorp, Inc. (b)	49	3,416
CVB Financial Corp.	198	3,844
Dime Community Bancshares, Inc.	63	2,127
Donnelley Financial Solutions, Inc. (b)	41	1,950
Eagle Bancorp, Inc.	42	1,050
Ellington Financial Inc.	194	2,298
Employers Holdings, Inc.	35	1,426
Enact Holdings, Inc.	44	1,810
Encore Capital Group, Inc. (b)	35	2,445
Enova International, Inc. (b)	38	5,174
EVERTEC, Inc.	99	2,793
EZCORP, Inc. - Class A (b)	91	2,319
FB Financial Corporation	62	3,245
First Bancorp	64	3,614
First Bancorp	240	5,123
First Commonwealth Financial Corporation	159	2,794
First Financial Bancorp.	160	4,467
First Hawaiian, Inc.	191	4,703
First Interstate BancSystem, Inc. - Class A	137	4,571
Franklin BSP Realty Trust, Inc. (a)	129	1,094
Fulton Financial Corporation	297	6,032
Genworth Financial, Inc. - Class A (b)	621	5,045
Goosehead Insurance, Inc. - Class A (b)	39	1,649
HA Sustainable Infrastructure Capital, Inc. (a)	198	7,264
Hanmi Financial Corporation	45	1,191
HCI Group, Inc.	17	2,596
Heritage Financial Corporation	64	1,664
Hilltop Holdings Inc.	65	2,323
Hope Bancorp, Inc.	199	2,228
Horace Mann Educators Corporation	63	2,673
Independent Bank Corp.	77	5,801
Jackson Financial Inc. - Class A (c)	110	11,598
Lakeland Financial Corporation	39	2,232
Lincoln National Corporation	262	9,288
MarketAxess Holdings Inc.	58	9,495
Merchants Bancorp, Inc.	45	1,943
Mercury General Corporation	41	3,635
Moelis & Company - Class A	115	6,545
National Bank Holdings Corporation - Class A	70	2,745
Navient Corporation	102	831
NBT Bancorp Inc.	81	3,445
NCR Atleos Corporation (b)	115	4,998
NMI Holdings, Inc. - Class A (b)	118	4,437
Northwest Bancshares, Inc.	225	2,859
OFG Bancorp	67	2,723
Palomar Holdings, Inc. (b)	41	4,927
Park National Corporation	25	4,041
Pathward Financial, Inc.	34	3,021
Payoneer Global Inc. (b)	443	2,140
PennyMac Mortgage Investment Trust	135	1,568
Piper Sandler Companies	105	8,048
PJT Partners Inc. - Class A	38	5,260
PRA Group, Inc. (b)	61	1,069
Preferred Bank	18	1,600
ProAssurance Corporation (b)	80	1,985
PROG Holdings, Inc.	61	1,740
Provident Financial Services, Inc.	203	4,300
Radian Group Inc.	209	6,926
Redwood Trust, Inc.	191	1,071
Renasant Corporation	147	5,320
RITHM Capital Corp.	860	8,151
S&T Bancorp, Inc.	58	2,431
Safety Insurance Group, Inc.	23	1,684
Seacoast Banking Corporation of Florida	150	4,553
ServisFirst Bancshares, Inc.	78	5,648
Sezzle Inc. (a) (b)	27	1,688
Simmons First National Corporation - Class A	224	4,349
SiriusPoint Ltd. (b)	161	3,462
Southside Bancshares, Inc.	43	1,331
Stellar Bancorp, Inc.	71	2,602
StepStone Group Inc. - Class A	114	5,456
Stewart Information Services Corporation	47	2,896
StoneX Group Inc. (b)	109	8,750
Tompkins Financial Corporation	20	1,553
Triumph Financial, Inc. (b)	35	2,068
Trupanion, Inc. (b)	53	1,353
Trustco Bank Corp N Y	28	1,221
Trustmark Corporation	92	3,869
Two Harbors Investment Corp.	164	1,869
United Community Banks, Inc.	186	5,861
United Fire Group, Inc.	33	1,241
Victory Capital Holdings, Inc. - Class A	74	4,836
Virtu Financial, Inc. - Class A	124	5,433
Virtus Investment Partners, Inc.	10	1,313
WAFD, Inc.	118	3,706
Walker & Dunlop, Inc.	53	2,361
Westamerica Bancorporation	38	1,978
Western Union Company, The (a)	495	4,317
WisdomTree, Inc. (a)	177	2,575
World Acceptance Corporation (b)	5	619
WSFS Financial Corporation	83	5,439
Zurich American Corporation	91	2,792
		430,654
Industrials 17.4%
AAR Corp. (b)	60	6,601
ABM Industries Incorporated	91	3,512
Air Lease Corporation - Class A	163	10,594
Alamo Group Inc.	17	2,739
Albany International Corp. - Class A	45	2,345
Allegiant Travel Company (b)	21	1,676
Amentum Holdings, Inc. (b)	239	6,227
American Woodmark Corporation (b)	22	880
Apogee Enterprises, Inc.	33	1,100
Arcbest Corporation	35	3,398
Arcosa, Inc.	76	8,099
Argan, Inc.	21	11,705
Armstrong World Industries, Inc.	67	11,010
Astec Industries, Inc.	36	1,926
AZZ Inc.	46	5,812
Boise Cascade Company	57	4,348
Brady Corporation - Class A	67	5,469
Casella Waste Systems, Inc. - Class A (b)	97	7,716
CoreCivic, Inc. (b)	156	2,944
CSG Systems International, Inc.	42	3,359
CSW Industrials, Inc.	26	6,678
Deluxe Corporation	69	1,898
DNOW Inc. (b)	287	3,414
DXP Enterprises, Inc. (b)	20	2,770

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Enerpac Tool Group Corp. - Class A	82	2,982
Enpro Inc.	33	8,168
Enviri Corporation (b)	124	2,440
ESCO Technologies Inc.	40	11,287
Everus Construction Group, Inc. (b)	79	9,322
Federal Signal Corporation	94	10,184
Forward Air Corporation (a) (b)	35	581
Franklin Electric Co., Inc.	59	5,478
Gates Industrial Corporation PLC (b)	393	8,882
GEO Group, Inc., The (b)	211	3,555
Gibraltar Industries, Inc. (b)	46	1,828
Granite Construction Incorporated (a)	67	8,066
Greenbrier Companies, Inc., The	48	2,505
Griffon Corporation	61	4,421
Hayward Holdings, Inc. (b)	309	4,133
Healthcare Services Group, Inc. (b)	110	2,042
Heartland Express, Inc.	70	730
Hertz Global Holdings, Inc. (a) (b)	190	874
HNI Corporation	107	3,571
Hub Group, Inc. - Class A	94	3,380
Insperity, Inc.	56	1,517
Insteel Industries, Inc.	30	999
Interface, Inc. - Class A	91	2,257
JBT Marel Corporation	80	10,291
JetBlue Airways Corporation (b)	460	2,032
Kadant Inc.	18	5,355
Kennametal Inc.	118	4,267
Korn Ferry	80	5,065
LegalZoom.com, Inc. (b)	182	1,033
Lindsay Corporation	16	1,937
Liquidity Services, Inc. (b)	37	1,126
Lyft, Inc. - Class A (b)	619	8,238
ManpowerGroup Inc.	72	2,119
Marten Transport, Ltd.	88	1,161
Masterbrand, Inc. (a) (b)	195	1,618
Matson Intermodal - Paragon, Inc.	49	7,953
Mercury Systems, Inc. (b)	82	5,943
Millerknoll, Inc.	105	1,513
Mueller Water Products, Inc. - Class A	243	6,688
MYR Group Inc. (b)	24	6,818
National Presto Industries, Inc.	8	1,122
Openlane, Inc. (b)	165	4,819
Paycom Software, Inc.	76	9,192
Pitney Bowes Inc.	231	2,557
Powell Industries, Inc.	15	7,935
Primoris Services Corporation	84	11,973
Proto Labs, Inc. (b)	37	2,085
Quanex Building Products Corporation	71	1,274
Resideo Technologies, Inc. (b)	213	7,177
Robert Half Inc. (a)	155	3,928
Rush Enterprises, Inc. - Class A	94	6,238
RXO Inc (b)	256	3,748
Schneider National, Inc. - Class B	77	2,025
SkyWest, Inc. (b)	62	5,706
Standex International Corporation	19	4,788
Sun Country Airlines Holdings, Inc. (b)	84	1,390
Sunrun Inc. (b)	360	4,877
Tennant Company	28	1,855
Titan International, Inc. (b)	78	539
Trinity Industries, Inc.	125	4,010
Unifirst Corporation	23	5,684
Upwork Inc. (b)	201	2,207
Verra Mobility Corporation - Class A (b)	247	3,524
Vestis Corporation (b)	173	1,364
VSE Corporation	45	8,212
Werner Enterprises, Inc.	92	2,716
Willscot Holdings Corporation - Class A	283	4,914
Worthington Industries, Inc.	48	2,510
Zurn Elkay Water Solutions Corporation	230	10,309
		417,257
Consumer Discretionary 13.4%
Academy Sports & Outdoors, Inc.	103	5,840
Acushnet Holdings Corp.	43	3,991
Adient Public Limited Company (b)	121	2,455
ADT, Inc.	788	5,179
Advance Auto Parts, Inc. (a)	93	4,917
American Eagle Outfitters, Inc.	245	4,096
Asbury Automotive Group, Inc. (b)	30	5,895
BJ's Restaurants, Inc. (b)	32	1,129
Boot Barn Holdings, Inc. (b)	47	6,881
Brinker International, Inc. (b)	67	9,624
Caesars Entertainment, Inc. (b)	316	8,346
Callaway Golf Company (b)	219	3,034
CarMax, Inc. (b)	219	9,126
Carter's, Inc.	56	2,014
Cavco Industries, Inc. (b)	12	5,799
Century Communities, Inc.	39	2,240
Cheesecake Factory Incorporated, The (a)	71	3,888
Covista Inc. (b)	53	6,141
Cracker Barrel Old Country Store, Inc. (a)	35	991
Dana Incorporated	173	5,831
Dauch Corporation (b)	363	2,152
Dorman Products, Inc. (b)	43	4,515
Dream Finders Homes, Inc. - Class A (b)	45	625
Ethan Allen Interiors Inc.	36	810
ETSY, Inc. (b)	153	7,626
Fox Factory Holding Corp. (b)	65	1,066
Frontdoor, Inc. (b)	112	5,931
Gentherm Incorporated (b)	48	1,320
G-III Apparel Group, Ltd.	57	1,583
Golden Entertainment, Inc.	31	818
Green Brick Partners, Inc. (b)	47	3,036
Group 1 Automotive, Inc.	18	6,021
Installed Building Products, Inc. (a)	35	9,296
Kohl's Corporation	174	2,240
Kontoor Brands, Inc.	80	5,590
Laureate Education, Inc. - Class A (b)	209	7,270
La-Z-Boy Incorporated	64	2,064
LCI Industries	38	4,615
Leggett & Platt, Incorporated	209	2,069
LGI Homes, Inc. (b)	32	1,270
Life Time Group Holdings, Inc. (b)	237	6,377
LKQ Corporation	397	11,646
M/I Homes, Inc. (b)	41	4,982
MarineMax, Inc. (b)	30	812
Marriott Vacations Worldwide Corporation	43	2,785
Matthews International Corporation - Class A	47	1,225
Meritage Homes Corporation	103	6,379
Mister Car Wash, Inc. (b)	155	1,084
Mohawk Industries, Inc. (b)	80	7,907
Monarch Casino & Resort, Inc.	19	1,802
Monro, Inc.	47	758
National Vision Holdings, Inc. (b)	123	3,178
Newell Brands Inc.	654	2,242
OneSpaWorld Holdings Limited	157	3,613
Oxford Industries, Inc.	22	841
Papa John's International, Inc.	51	1,664
Patrick Industries, Inc.	51	5,702
PENN Entertainment, Inc. (b)	197	2,958
Perdoceo Education Corporation	93	3,476
Phinia Inc.	59	4,037
Pursuit Attractions And Hospitality, Inc. (b)	33	1,201
Red Rock Resorts, Inc. - Class A	75	3,984
Sabre Corporation (b)	606	878
Sally Beauty Holdings, Inc. (b)	149	2,070
Shake Shack, Inc. - Class A (b)	63	5,539
Signet Jewelers Limited	63	5,357
Six Flags Entertainment Corporation (a) (b)	158	2,802
Skyline Champion Corporation (b)	85	6,351
Sonic Automotive, Inc. - Class A	23	1,553
Sonos, Inc. (b)	186	2,495
Standard Motor Products, Inc.	32	1,123
Steven Madden, Ltd.	112	3,804
Strategic Education, Inc.	36	2,970
Stride, Inc. (b)	65	5,765
The Buckle, Inc.	47	2,367
TRI Pointe Homes Holdings, Inc. (b)	131	6,142
Under Armour, Inc. - Class A (a) (b)	294	1,736
Under Armour, Inc. - Class C (b)	189	1,093

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
United Parks And Resorts Inc. (b)	42	1,365
Upbound Group, Inc.	81	1,466
Urban Outfitters, Inc. (b)	83	5,280
Victoria's Secret & Co. (b)	124	5,762
Wendy's Company, The (a)	245	1,703
Winmark Corporation	5	1,945
Winnebago Industries, Inc.	44	1,352
Wolverine World Wide, Inc.	128	2,083
XPEL, Inc. (b)	39	1,747
		320,735
Information Technology 12.5%
A10 Networks, Inc.	110	2,544
ACI Worldwide, Inc. (b)	159	6,530
ACM Research, Inc. - Class A (b)	82	3,231
Adeia Inc.	170	4,077
Agilysys, Inc. (b)	39	2,795
Alarm.Com Holdings, Inc. (b)	77	3,344
Alpha and Omega Semiconductor Limited (b)	39	864
Arlo Technologies, Inc. (b)	164	2,332
ASGN Incorporated (b)	66	2,572
Axcelis Technologies, Inc. (b)	48	4,449
Badger Meter, Inc.	46	6,937
Benchmark Electronics, Inc.	55	3,090
Blackline, Inc. (b)	77	2,861
Box, Inc. - Class A (b)	221	5,220
Calix, Inc. (b)	93	4,577
Cleanspark Inc. (a) (b)	398	3,386
Clear Secure, Inc. - Class A	138	6,663
Cohu, Inc. (b)	72	2,197
Corsair Gaming, Inc. (b)	77	427
CTS Corporation	45	2,139
Digi International Inc. (b)	58	2,804
DigitalOcean Holdings, Inc. (b)	123	10,557
Diodes Incorporated (b)	71	4,872
DXC Technology Company (b)	264	3,320
Enphase Energy, Inc. (b)	202	7,651
ePlus inc.	40	3,044
Extreme Networks, Inc. (b)	209	3,151
Formfactor, Inc. (b)	120	11,647
Grid Dynamics Holdings, Inc. - Class A (b)	101	578
Harmonic, Inc. (b)	175	1,575
Ichor Holdings, Ltd. (b)	53	2,482
Impinj, Inc. (b)	42	4,281
Insight Enterprises, Inc. (b)	48	3,226
Itron, Inc. (b)	71	6,359
Knowles Corporation (b)	132	3,389
Kulicke and Soffa Industries, Inc.	81	5,308
Life360, Inc. (a) (b)	121	4,930
LiveRamp Holdings, Inc. (b)	98	2,595
Mara Holdings, Inc. (a) (b)	583	4,754
MaxLinear, Inc. (b)	126	2,187
Mirion Technologies (US), Inc. - Class A (b)	378	7,028
N-Able, Inc. (b)	120	562
Napco Security Technologies, Inc.	55	2,169
NCR Voyix Corporation (b)	217	1,375
NetScout Systems, Inc. (b)	106	3,381
OSI Systems, Inc. (b)	24	6,396
PC Connection, Inc.	18	1,052
PDF Solutions, Inc. (b)	49	1,604
Penguin Solutions, Inc. (a) (b)	73	1,291
Photronics, Inc. (b)	92	3,697
Plexus Corp. (b)	41	8,393
Power Integrations, Inc.	86	4,403
Progress Software Corporation (b)	66	1,681
Q2 Holdings, Inc. (b)	97	4,569
Qorvo, Inc. (b)	131	10,112
Ralliant Corporation	174	7,251
RingCentral, Inc. - Class A	118	4,387
Rogers Corporation (b)	26	2,775
Sanmina Corporation (b)	85	10,966
ScanSource, Inc. (b)	31	1,110
Semtech Corporation (b)	143	11,021
SolarEdge Technologies Ltd. (a) (b)	93	4,742
Sprinklr, Inc. - Class A (b)	192	1,152
SPS Commerce, Inc. (b)	59	3,273
Teradata Corporation (b)	145	3,714
Ultra Clean Holdings, Inc. (b)	70	4,363
Veeco Instruments Inc. (b)	94	3,190
ViaSat, Inc. (b)	210	9,633
Viavi Solutions Inc. (b)	358	11,929
Vishay Intertechnology, Inc.	191	3,447
		299,611
Health Care 11.1%
Acadia Healthcare Company, Inc. (b)	143	3,337
Acadia Pharmaceuticals Inc. (b)	194	4,321
AdaptHealth LLC - Class A (b)	168	2,002
Addus HomeCare Corporation (b)	28	2,643
ADMA Biologics, Inc. (b)	370	3,336
Alkermes Public Limited Company (b)	255	9,028
AMN Healthcare Services, Inc. (b)	60	1,103
Amneal Pharmaceuticals, Inc. - Class A (b)	263	3,264
Amphastar Pharmaceuticals, Inc. (b)	56	1,094
ANI Pharmaceuticals, Inc. (b)	28	2,155
Apellis Pharmaceuticals, Inc. (b)	159	6,402
Arcus Biosciences, Inc. (b)	131	2,829
Artivion, Inc. (b)	65	2,363
Astrana Health, Inc. (b)	67	1,644
Avanos Medical, Inc. (b)	72	1,014
Azenta, Inc. (b)	64	1,354
BioLife Solutions, Inc. (b)	59	1,135
Brightspring Health Services, Inc. (b)	205	8,729
Catalyst Pharmaceuticals, Inc. (b)	179	4,436
Certara, Inc. (b)	184	1,048
Collegium Pharmaceutical, Inc. (b)	49	1,623
Concentra Group Holdings Parent, Inc.	185	3,965
CONMED Corporation	48	1,690
Corcept Therapeutics Incorporated (b)	145	5,855
CorVel Corporation (b)	48	2,632
Cytek Biosciences, Inc. (b)	167	728
Embecta Corp.	94	831
Enovis Corporation (b)	89	2,036
Fortrea Holdings Inc. (b)	146	1,374
Glaukos Corporation (b)	89	9,572
Harmony Biosciences Holdings, Inc. (b)	61	1,718
Healthstream, Inc.	38	781
ICU Medical, Inc. (b)	38	4,960
Indivior Pharmaceuticals, Inc. (b)	194	5,907
Innoviva, Inc. (b)	111	2,588
Inspire Medical Systems, Inc. (b)	40	2,087
Integer Holdings Corporation (b)	54	4,749
Integra LifeSciences Holdings Corporation (b)	106	998
Krystal Biotech, Inc. (b)	40	10,324
LeMaitre Vascular, Inc.	32	3,522
Ligand Pharmaceuticals Incorporated (b)	30	6,066
Merit Medical Systems, Inc. (b)	92	6,312
Molina Healthcare, Inc. (b)	80	10,634
National HealthCare Corporation	19	3,066
Neogen Corporation (b)	338	3,139
Neogenomics, Inc. (b)	199	1,476
OmniAb, Inc. (b) (d)	16	—
OmniAb, Inc. (b) (d)	16	—
Omnicell, Inc. (b)	69	2,308
Organon & Co.	406	2,430
Pacira Pharmaceuticals, Inc. (b)	64	1,445
Pediatrix Medical Group, Inc. (b)	130	2,772
Perrigo Company Public Limited Company	215	2,314
Phibro Animal Health Corporation - Class A	32	1,782
Prestige Consumer Healthcare Inc. (b)	74	4,363
Privia Health Group Inc. (b)	180	3,698
Progyny, Inc. (b)	125	2,119
Protagonist Therapeutics, Inc. (b)	91	9,587
PTC Therapeutics, Inc. (b)	124	8,462
QuidelOrtho Corporation (b)	106	1,736
RadNet, Inc. (b)	108	6,031
Sarepta Therapeutics, Inc. (b)	161	3,514
Schrodinger, Inc. (b)	86	980
Select Medical Holdings Corporation	172	2,805
STAAR Surgical Company (b)	78	1,458

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Supernus Pharmaceuticals, Inc. (b)	88	4,563
Tandem Diabetes Care, Inc. (b)	104	1,994
Teleflex Incorporated	68	8,176
TG Therapeutics, Inc. (b)	211	7,013
TransMedics Group, Inc. (b)	53	5,239
U.S. Physical Therapy, Inc.	24	1,781
UFP Technologies, Inc. (b)	12	2,315
Veracyte, Inc. (b)	122	3,943
Vericel Corporation (b)	79	2,541
VIR Biotechnology, Inc. (b)	173	1,553
Waystar Holding Corp. (b)	177	4,274
Xencor, Inc. (b)	110	1,333
		264,399
Energy 6.2%
Archrock, Inc.	272	9,449
Atlas Energy Solutions Inc. (a)	118	1,553
Bristow Holdings U.S. Inc.	39	1,814
Cactus, Inc. - Class A	107	5,066
California Resources Corporation	122	8,415
Comstock Resources, Inc. (b)	122	2,566
Core Laboratories LP	71	1,193
Core Natural Resources, Inc.	79	8,306
Crescent Energy Company - Class A	376	5,082
CVR Energy, Inc. (b)	47	1,565
Dorian LPG Ltd.	57	1,935
Helix Energy Solutions Group, Inc. (b)	214	2,112
Helmerich & Payne, Inc.	155	5,587
Innovex International, Inc. (b)	60	1,461
International Seaways, Inc.	63	4,578
Kinetik Holdings Inc. - Class A (a)	70	3,409
Kodiak Gas Services, LLC	129	7,495
Liberty Energy Inc. - Class A	251	7,215
Magnolia Oil & Gas Corporation - Class A	280	8,839
Noble Corporation PLC (a)	195	9,556
Northern Oil and Gas Incorporated (a)	162	4,745
Oceaneering International, Inc. (b)	155	5,499
Par Pacific Holdings, Inc. (b)	78	4,882
Patterson-UTI Energy, Inc.	537	5,815
Peabody Energy Corporation	189	6,225
REX American Resources Corporation (b)	44	2,013
RPC, Inc.	141	997
SM Energy Company	351	10,933
Talos Energy Inc. (b)	194	3,055
Tidewater Inc. (b)	72	5,989
World Kinect Corporation	86	1,980
		149,329
Real Estate 6.2%
Acadia Realty Trust	202	3,866
American Assets Trust, Inc.	73	1,352
Apple Hospitality REIT, Inc.	340	3,909
Centerspace	26	1,499
Curbline Properties Corp.	150	3,865
Cushman & Wakefield Ltd. (b)	356	4,370
DiamondRock Alpharetta Tenant, LLC	314	2,937
Douglas Emmett, Inc. (a)	261	2,460
Easterly Government Properties, Inc.	67	1,437
Essential Properties Realty Trust, Inc.	325	9,867
eXp World Holdings, Inc. (a)	142	850
Four Corners Property Trust, Inc.	171	4,038
Getty Realty Corp.	86	2,723
Global Net Lease, Inc.	304	2,846
Highwoods Properties, Inc.	170	3,649
Innovative Industrial Properties, Inc.	43	2,170
JBG Smith Properties (a)	91	1,325
Kennedy-Wilson Holdings, Inc.	185	2,002
LTC Properties, Inc.	73	2,725
LXP Industrial Trust	91	4,230
Macerich Company, The	398	7,531
Marcus & Millichap Company	38	1,005
Medical Properties Trust, Inc. (a)	766	3,547
Millrose Properties, Inc. - Class A	238	6,671
NexPoint Residential Trust, Inc.	34	844
OUTFRONT Media Inc.	226	5,999
Pebblebrook Hotel Trust (a)	177	2,238
Phillips Edison & Company, Inc.	196	7,322
Ryman Hospitality Properties, Inc.	98	8,997
Safehold Inc.	70	944
Saul Centers, Inc.	19	632
SL Green Realty Corp. (a)	110	4,077
St. Joe Company, The	62	3,893
Sunstone Hotel Investors, Inc.	295	2,655
Tanger Inc.	179	6,075
Terreno Realty Corporation	161	9,912
Uniti Group Inc. (b)	275	2,584
Universal Health Realty Income Trust	19	778
Urban Edge Properties	196	3,909
Veris Residential, Inc.	125	2,354
Whitestone REIT	70	1,132
Xenia Hotels & Resorts, Inc.	147	2,173
		147,392
Materials 5.2%
Alpha Metallurgical Resources, Inc. (b)	17	3,434
Balchem Corporation	50	8,538
Celanese Corporation - Class A	170	11,157
Century Aluminum Company (b)	83	4,848
Chemours Company, The	232	5,117
Eastman Chemical Company	177	13,490
Element Solutions Inc.	352	12,031
FMC Corporation	193	3,331
H.B. Fuller Company	84	5,190
Hawkins, Inc.	32	4,990
Ingevity Corporation (b)	56	3,973
Innospec Inc.	38	2,779
Kaiser Aluminum Corporation	25	3,027
Koppers Holdings Inc.	30	1,172
Materion Corporation	32	4,654
Metallus Inc. (b)	55	905
Minerals Technologies Inc.	48	3,419
O-I Glass, Inc. (b)	237	2,491
Quaker Chemical Corporation	21	2,624
Sealed Air Corporation	228	9,588
Sensient Technologies Corporation	66	5,689
Stepan Company	33	1,669
Sylvamo Corporation	52	2,184
Warrior Met Coal, Inc.	81	7,575
Worthington Steel, Inc.	50	1,517
		125,392
Communication Services 3.7%
Cable One, Inc. (b)	7	644
CarGurus, Inc. - Class A (b)	126	4,289
Cinemark Holdings, Inc.	161	4,579
Cogent Communications Holdings, Inc.	74	1,401
DoubleVerify Holdings, Inc. (b)	208	1,979
Gogo, Inc. (b)	120	481
IAC Inc. (b)	101	4,042
Iridium Communications Inc.	163	4,508
John Wiley & Sons, Inc. - Class A	62	2,377
Lumen Technologies, Inc. (b)	1,461	10,155
Match Group, Inc.	366	11,231
QuinStreet, Inc. (b)	87	1,050
Scholastic Corporation	35	1,370
Shenandoah Telecommunications Company	72	1,114
Shutterstock, Inc.	38	627
Sphere Entertainment Co. - Class A (a) (b)	41	4,813
Sphere Entertainment Co. - Class A (b)	28	8,989
Telephone and Data Systems, Inc.	152	6,391
TripAdvisor, Inc. (b)	178	1,899
Versant Media Group, Inc. - Class A	226	8,373
Yelp Inc. (b)	91	2,257
Ziff Davis, Inc. (b)	61	2,550
ZoomInfo Technologies Inc. - Class A (b)	418	2,500
		87,619
Consumer Staples 2.8%
Andersons, Inc. , The	52	3,733
Cal-Maine Foods, Inc.	69	5,468
Central Garden & Pet Company (b)	13	463
Central Garden & Pet Company - Class A (b)	79	2,573
Del Monte Fresh Produce Company	52	2,075

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Edgewell Personal Care Colombia S A S	71	1,526
Energizer Holdings, Inc.	96	1,569
Freshpet, Inc. (b)	76	4,467
Grocery Outlet Holding Corp. (b)	152	1,074
Interparfums, Inc.	28	2,546
J&J Snack Foods Corp.	24	1,876
John B. Sanfilippo & Son, Inc.	14	1,088
Lamb Weston Holdings, Inc.	215	9,084
National Beverage Corp. (b)	36	1,218
PriceSmart, Inc.	39	5,864
Reynolds Consumer Products Inc.	86	1,815
Simply Good Foods Company, The (b)	133	1,901
The Chefs' Warehouse, Inc. (b)	56	3,323
Tootsie Roll Industries, Inc. (a)	32	1,372
United Natural Foods, Inc. (b)	94	4,247
Universal Corporation	38	2,023
Vita Coco Company, Inc., The (b)	68	3,269
Vital Farms, Inc. (a) (b)	57	809
WD-40 Company	21	4,265
		67,648
Utilities 2.4%
American States Water Company	60	4,535
Avista Corporation	126	5,057
California Water Service Group	92	4,187
Chesapeake Utilities Corporation	37	4,641
Clearway Energy, Inc. - Class A	54	2,121
Clearway Energy, Inc. - Class C	132	5,186
H2O America (a)	58	3,420
Hawaiian Electric Industries, Inc. (b)	268	3,974
MDU Resources Group, Inc.	316	6,542
MGE Energy, Inc.	57	4,389
Middlesex Water Company	29	1,494
Northwest Natural Holding Company	64	3,406
Otter Tail Corporation	65	5,675
Unitil Corporation	27	1,435
		56,062
Total Common Stocks (cost $2,239,927)		2,366,098
INVESTMENT COMPANIES 0.6%
iShares Core S&P Small Cap ETF (a)	120	14,920
Total Investment Companies (cost $14,591)		14,920
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.1%
JNL Government Money Market Fund - Class SL, 3.63% (c) (e)	51,583	51,583
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.53% (c) (e)	13,602	13,602
Total Short Term Investments (cost $65,185)		65,185
Total Investments 102.2% (cost $2,319,703)		2,446,203
Other Derivative Instruments 0.0%		454
Other Assets and Liabilities, Net (2.2)%		(53,472)
Total Net Assets 100.0%		2,393,185

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	11,489	506	303	97	200	(294)	11,598	0.5
JNL Government Money Market Fund, 3.63% - Class SL	25,870	99,395	73,682	310	—	—	51,583	2.1
JNL Government Money Market Fund, 3.53% - Class I	8,923	95,246	90,567	90	—	—	13,602	0.6
	46,282	195,147	164,552	497	200	(294)	76,783	3.2

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	108	June 2026	13,482	454	84

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,366,098	—	—	2,366,098
Investment Companies	14,920	—	—	14,920
Short Term Investments	65,185	—	—	65,185
	2,446,203	—	—	2,446,203
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	84	—	—	84
	84	—	—	84
1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 42.5%
Communication Services 10.0%
Alphabet Inc. - Class A	80	22,881
Alphabet Inc. - Class C	19	5,498
Comcast Corporation - Class A (a)	79	2,269
Electronic Arts Inc. (a) (b)	39	7,935
Endeavor Group Holdings, Inc. - Class A (c) (d) (e)	288	7,932
Liberty Broadband Corporation - Series A (c)	11	544
Liberty Broadband Corporation - Series C (c)	23	1,146
Meta Platforms, Inc. - Class A	40	23,046
Netflix, Inc. (a) (c)	136	13,112
Nintendo Co., Ltd. (f)	14	768
Oi S.A. - Em Recuperacao Judicial - ADR (c) (g)	9	—
Warner Bros. Discovery, Inc. - Series A (b) (c)	286	7,850
		92,981
Financials 9.8%
1RT Acquisition Corp. (c)	1	8
A Paradise Acquisition Corp. (c)	5	48
A Paradise Acquisition Corp. - Class A (c)	52	527
AA Mission Acquisition Corp. II - Class A (c)	57	569
Abony Acquisition Corp. I (c)	6	57
Activate Energy Acquisition Corp. (c)	16	160
Activate Energy Acquisition Corp. - Class A (c)	12	114
Adyen N.V. (c) (h)	4	3,962
Agriculture & Natural Solutions Acquisition Corp. - Class A (c)	87	984
AI Infrastructure Acquisition Corp. (c)	18	187
AI Infrastructure Acquisition Corp. - Class A (c)	12	121
Aldabra 4 Liquidity Opportunity Vehicle Inc. (c)	12	116
Aldel Financial II Inc. - Class A (c)	59	625
American Drive Acquisition Company (c)	7	73
Andretti Acquisition Corp. II - Class A (c)	51	547
AON Public Limited Company - Class A	6	1,882
Apex Treasury Corporation (c)	7	69
Apex Treasury Corporation - Class A (c)	46	458
Archimedes Tech Spac Partners II Co. (c)	43	452
Archimedes Tech SPAC Partners III Co. (c)	5	46
Armada Acquisition Corp. II - Class A (c)	39	401
Arthur J. Gallagher & Co.	3	573
Artius II Acquisition Inc. - Class A (c)	52	537
Axiom Intelligence Acquisition Corp 1 - Class A (c)	31	313
Bain Capital GSS Investment Corp. (c)	11	117
Barclays PLC - Class A (c)	58	618
Berto Acquisition Corp. (c)	33	334
BEST SPAC I Acquisition Corp. - Class A (c)	2	23
Bitcoin Infrastructure Acquisition Corp. Ltd. (c)	10	100
Block, Inc. - Class A (a) (c)	34	2,052
Blue Acquisition Corp (c)	6	58
Blue Acquisition Corp - Class A (c)	13	132
Blue Water Acquisition Corp. III - Class A (c)	26	266
Blue Water Acquisition Corp. IV (c)	5	45
Blueport Acquisition Ltd. - Class A (c)	5	47
Bluerock Acquisition Corp. (c)	11	114
Brighthouse Financial, Inc. (c)	3	188
BTC Development Corp. (c)	2	23
Cal Redwood Acquisition Corp. - Class A (c)	46	464
Calisa Acquisition Corp (c)	1	8
Calisa Acquisition Corp (c)	69	688
Cambridge Acquisition Corp. (c)	9	92
Cantaloupe, Inc. (c)	24	262
Cantor Equity Partners I, Inc. - Class A (c)	6	61
Cantor Equity Partners III, Inc. - Class A (c)	2	24
Cantor Equity Partners V, Inc. - Class A (c)	20	207
Cartesian Growth Corp III - Class A (c)	16	160
Centurion Acquisition Corp. - Class A (c)	17	179
Championsgate Acquisition Corporation (c)	3	28
Charlton Aria Acquisition Corp. - Class A (c)	10	109
Chenghe Acquisition III Co. (c)	13	127
Chenghe Acquisition III Co. - Class A (c)	—	1
Churchill Capital Corp IX (c)	4	38
Churchill Capital Corp XI (c)	2	25
Citigroup Inc. (a)	23	2,557
Cohen Circle Acquisition Corp. II (c)	10	100
Colombier Acquisition Corp. III (c)	4	41
Columbus Circle Capital Corp II (c)	7	69
Copley Acquisition Corp. (c)	43	447
Crane Harbor Acquisition Corp. II (c)	2	23
Crown Reserve Acquisition Corp. I (c)	11	115
Crown Reserve Acquisition Corp. I - Class A (c)	28	278
CSLM Digital Asset Acquisition Corp III Ltd. (c)	18	185
CSLM Digital Asset Acquisition Corp III Ltd. - Class A (c)	30	299
D. Boral Arc Acquisition I Corp. - Class A (c)	28	279
Daedalus Special Acquisition Corp. (c)	6	65
DigitalBridge Group, Inc. - Class A (b)	159	2,449
Drugs Made In America Acquisition Corp. (c)	25	263
Drugs Made in America Acquisition II Corp. (c)	23	230
Drugs Made in America Acquisition II Corp. (c)	23	228
Dune Acquisition Corporation II - Class A (c)	32	334
Dynamix Corporation III (c)	2	23
EGH Acquisition Corp. - Class A (c)	4	38
Emmis Acquisition Corp. - Class A (c)	8	80
EQV Ventures Acquisition Corp. (c)	23	230
Eureka Acquisition Corp - Class A (c)	2	26
Fact II Acquisition Corp. - Class A (c)	36	383
FG Merger II Corp. (c)	12	126
Fifth Era Acquisition Corp I - Class A (c)	4	41
FIGX Capital Acquisition Corp. (c)	4	40
FIGX Capital Acquisition Corp. - Class A (c)	6	58
Flagship Acquisition Corporation (c)	2	26
Future Vision II Acquisition Corp. (c)	18	191
FutureCrest Acquisition Corp. (c)	—	5
Galata Acquisition Corp. II - Class A (c)	8	80
Gesher Acquisition Corp. II - Class A (c)	11	113
GigCapital7 Corp. - Class A (c)	16	167
GigCapital8 Corp. - Class A (c)	61	607
GigCapital9 Corp. (c)	14	139
GigCapital9 Corp. - Class A (c)	5	45
Globa Terra Acquisition Corp - Class A (c)	62	640
Gores Holdings X, Inc. - Class A (c)	23	240
GP-Act III Acquisition Corp. - Class A (c)	14	149
Graf Global Corp. - Class A (c)	9	94
GSR IV Acquisition Corp. - Class A (c)	42	426
Harvard Ave Acquisition Corp. (c)	27	277
Harvard Ave Acquisition Corp. - Class A (c)	28	275
Haymaker Acquisition Corp. IV - Class A (c)	46	533
HCM III Acquisition Corp. (c)	1	12
Highview Merger Corp. - Class A (c)	8	78
Horizon Space Acquisition II Corp. (c)	21	118
Houlihan Lokey, Inc. - Class A	10	1,486
Idea Acquisition Corp. (c)	7	68
Illumination Acquisition Corp. I (c)	7	68
Indigo Acquisition Corp. (c)	11	116
Infinite Eagle Acquisition Corp. (c)	2	24
Inflection Point Acquisition Corp. V - Class A (c)	25	257
Integrated Wellness Acquisition Corp - Class A (c) (d)	25	316
Iron Horse Acquisitions Corp. II (c)	7	73
ITHAX Acquisition Corp III (c)	11	113
Jack Henry & Associates, Inc. (a)	9	1,359
Janus Henderson Group PLC	11	546
Jefferies Financial Group Inc.	27	1,098
Jena Acquisition Corporation II - Class A (c)	42	426
K&F Growth Acquisition Corp. II - Class A (c)	50	518
Kochav Defense Acquisition Corp. - Class A (c)	66	673
KRAKacquisition Corp. (c)	2	23
LaFayette Acquisition Corp. (c)	9	93
Lafayette Digital Acquisition Corp. I (c)	5	46
Lake Superior Acquisition Corp. (c)	12	118
Lake Superior Acquisition Corp. - Class A (c)	9	91
Lakeshore Acquisition III Corp. (c)	32	325
Launch Two Acquisition Corp. - Class A (c)	47	502
Launchpad Cadenza Acquisition Corp. I (c)	16	163
Leapfrog Acquisition Corp (c)	6	57
Legato Merger Corp. (c)	26	284
Legato Merger Corp. IV (c)	7	69
LightWave Acquisition Corp. - Class A (c)	34	345

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Lionheart Holdings - Class A (c)	18	197
Live Oak Acquisition Corp. V - Class A (c)	25	257
LPL Financial Holdings Inc.	3	998
M Evo Global Acquisition Corp. II (c)	14	136
M3-Brigade Acquisition VI Corp. (c)	2	23
McKinley Acquisition Corporation (c)	5	47
McKinley Acquisition Corporation - Class A (c)	34	343
Melar Acquisition Corp. I - Class A (c)	22	237
Mercer Park Opportunities Corp - Class A (c)	11	120
Meshflow Acquisition Corp (c)	16	159
Miluna Acquisition Corp - Class A (c)	21	208
Moody's Corporation	6	2,586
Mountain Lake Acquisition Corp. - Class A (c)	40	425
Mountain Lake Acquisition Corp. II (c)	28	283
Mozayyx Acquisition Corp. (c)	9	91
MSCI Inc. - Class A	3	1,625
Muzero Acquisition Corp. (c)	9	92
New Providence Acquisition Corp. III - Class A (c)	52	533
Newbury Street Acquisition Corporation - Class A (c)	41	431
NewHold Investment Corp. III - Class A (c)	22	233
NMP Acquisition Corp. - Class A (c)	23	234
Oak Woods Acquisition Corporation - Class A (c) (g)	54	661
Origin Investment Corp I (c)	20	209
OTG Acquisition Corp. I (c)	6	58
Oxley Bridge Acquisition Ltd. - Class A (c)	48	485
Oyster Enterprises II Acquisition Corp - Class A (c)	62	633
PayPal Holdings, Inc.	10	456
Perimeter Acquisition Corp. I - Class A (c)	7	70
Pioneer Acquisition I Corp - Class A (c)	55	561
Plum Acquisition Corp. IV - Class A (c)	48	504
Praetorian Acquisition Corp. (c)	7	69
Primerica, Inc.	13	3,304
ProAssurance Corporation (c)	83	2,042
ProCap Acquisition Corp (c)	3	32
ProCap Acquisition Corp - Class A (c)	11	115
Proem Acquisition Corp. I (c)	6	56
Pyrophyte Acquisition Corp. II - Class A (c)	11	116
Quantumsphere Acquisition Corporation (c)	5	46
Quantumsphere Acquisition Corporation (c)	11	116
Quartzsea Acquisition Corporation (c)	16	164
Real Asset Acquisition Corp. - Class A (c)	10	107
Republic Digital Acquisition Company - Class A (c)	38	388
Ribbon Acquisition Corp. - Class A (c)	17	182
Roman DBDR Acquisition Corp. II (c)	8	85
Ryan Specialty Group Holdings, Inc. - Class A	33	1,130
SC II Acquisition Corp. - Class A (c)	23	231
SEI Investments Company (a)	24	1,890
Siddhi Acquisition Corp. - Class A (c)	64	661
Silicon Valley Acquisition Corp. (c)	8	82
Silver Pegasus Acquisition Corp. (c)	6	59
Silver Pegasus Acquisition Corp. - Class A (c)	16	162
SilverBox Corp IV - Class A (c)	15	159
SilverBox Corp V (c)	5	46
SIM Acquisition Corp. I - Class A (c)	47	500
Sizzle Acquisition Corp. - Class A (c)	76	780
Social Commerce Partners Corp. (c)	6	58
Solarius Capital Acquisition Corp. - Class A (c)	29	298
Soren Acquisition Corp. (c)	9	92
Soulpower Acquisition Corp. - Class A (c)	63	647
Space Asset Acquisition Corp. (c)	3	29
Spacsphere Acquisition Corp (c)	23	232
Spring Valley Acquisition Corp. III (c)	3	35
Starry Sea Acquisition Corp. (c)	17	174
Stellar V Capital Corp. - Class A (c)	9	95
Stichting Administratiekantoor Unigel Creditors (c) (g)	1	—
Stichting Administratiekantoor Unigel Creditors (c) (g)	—	—
StoneBridge Acquisition II Corp. - Class A (c)	4	40
Tavia Acquisition Corp. (c)	34	356
Texas Ventures Acquisition III Corp - Class A (c)	7	74
Thayer Ventures Acquisition Corporation II - Class A (c)	24	250
Titan Acquisition Corp. - Class A (c)	67	697
Translational Development Acquisition Corp. (c)	9	95
Triumph Financial, Inc. (c)	47	2,829
UY Scuti Acquisition Corp. (c)	16	168
Vendome Acquisition Corporation I - Class A (c)	24	239
Viking Acquisition Corp. I (c)	3	34
Vine Hill Capital Investment Corp. - Class A (c)	4	47
Visa Inc. - Class A (a)	31	9,603
Voyager Acquisition Corp. - Class A (c) (d)	44	473
Webster Financial Corporation	90	6,231
Wells Fargo & Company	6	502
Wen Acquisition Corp. - Class A (c)	31	313
Westin Acquisition Corp. - Class A (c)	10	104
White Pearl Acquisition Corp (c)	14	137
White Pearl Acquisition Corp - Class A (c)	12	113
Wintergreen Acquisition Corp. (c)	—	2
Wintergreen Acquisition Corp. (c)	11	117
Yorkville Acquisition Corp. - Class A (c)	25	257
		91,656
Industrials 5.5%
Air Lease Corporation - Class A	16	1,022
Azelis Group	236	2,413
Boeing Company, The (a) (c)	52	10,292
Bureau Veritas	3	79
Chart Industries, Inc. (a) (b) (c)	26	5,329
CNH Industrial N.V.	34	377
Expeditors International of Washington, Inc. - Class A (a)	6	811
Ferguson Enterprises Inc.	6	1,422
Fluidra S.A.	1	18
Fortune Brands Innovations, Inc.	27	1,070
Hoshizaki Corporation	12	389
IMCD N.V. (f)	7	786
Lennox International Inc.	4	1,712
LG Corp.	16	886
Norfolk Southern Corporation	25	7,163
Old Dominion Freight Line, Inc.	10	1,856
Safran	6	2,078
Samsung C&T Corporation	7	1,241
Swire Pacific Limited - Class A	1	14
TransUnion	26	1,819
Uber Technologies, Inc. (c)	7	506
UL Solutions Inc. - Class A (f)	21	1,762
Unifirst Corporation	13	3,288
Verisk Analytics, Inc. (a)	12	2,259
Watts Water Technologies, Inc. - Class A	8	2,314
Westinghouse Air Brake Technologies Corporation	2	467
		51,373
Health Care 4.7%
Apellis Pharmaceuticals, Inc. (c)	14	555
Atrium Therapeutics, Inc. (c)	3	36
Avantor, Inc. (c)	57	445
Baxter International Inc.	48	802
Becton, Dickinson and Company	14	2,168
Bio-Rad Laboratories, Inc. - Class A (c)	3	796
Cooper Companies, Inc., The (c)	17	1,241
Doximity, Inc. - Class A (a) (c)	71	1,649
Eurofins Scientific SE	19	1,413
Hinge Health, Inc. - Class A (c)	22	850
Hologic, Inc. (c)	26	1,941
Icon Public Limited Company (c)	7	750
Masimo Corporation (b) (c)	7	1,167
MERCK Kommanditgesellschaft auf Aktien	5	686
Novartis AG - ADR (a)	47	7,249
Novo Nordisk A/S - ADR (a)	63	2,330
Penumbra, Inc. (c)	4	1,476
Regeneron Pharmaceuticals, Inc. (a)	8	6,088
Thermo Fisher Scientific Inc.	2	772
Vertex Pharmaceuticals Incorporated (a) (c)	20	8,968
Waters Corporation (c)	2	556
West Pharmaceutical Services, Inc.	7	1,771
		43,709
Consumer Discretionary 4.2%
Alibaba Group Holding Limited - ADR (a)	15	1,921

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Amazon.com, Inc. (c)	79	16,532
CarMax, Inc. (c)	22	896
Compagnie Financiere Richemont S.A.	5	819
Cracker Barrel Old Country Store, Inc. (a)	—	11
Delivery Hero SE (c) (h)	6	118
Golden Entertainment, Inc.	1	15
Home Depot, Inc., The	5	1,553
Marriott International, Inc. - Class A	2	553
Prosus N.V. - Class N	36	1,680
Societe d'exploitation Hoteliere (f)	17	881
Tesla Inc. (a) (c)	31	11,684
Vail Resorts, Inc. (f)	8	1,077
Yum China Holdings, Inc.	26	1,272
		39,012
Information Technology 3.8%
Analog Devices, Inc. (a)	14	4,334
Avaya Holdings Corp. (c)	4	62
Bill Holdings, Inc. (a) (c)	—	—
Broadcom Inc.	—	135
CDW Corp. (a)	8	1,016
Clearwater Analytics Holdings, Inc. - Class A (c)	128	3,023
Fair Isaac Corporation (c)	1	896
Hirose Electric Co., Ltd.	5	689
Intuit Inc. (a)	5	2,291
nCino OpCo, Inc. (c) (f)	98	1,475
NCR Voyix Corporation (c)	42	269
NXP Semiconductors N.V.	6	1,110
OneStream, Inc. - Class A (c)	40	958
Oracle Corporation (a)	68	9,945
PAR Technology Corporation (a) (c)	1	16
Qorvo, Inc. (c)	14	1,051
Salesforce, Inc. (a)	22	4,178
TE Connectivity Public Limited Company	12	2,612
Trimble Inc. (c)	23	1,501
		35,561
Consumer Staples 2.6%
American Beverage Co Ambev - ADR (a)	947	2,765
Celsius Holdings, Inc. (c)	46	1,629
Diageo PLC	1	23
Heineken Holding N.V.	36	2,581
Iron Horse Acquisitions Corp. (c) (g)	2	10
JDE Peet's N.V.	69	2,537
Kenvue Inc.	16	272
Kerry Group Public Limited Company - Class A	11	882
Magnum Ice Cream Company N.V., The (c)	15	230
Magnum Ice Cream Company N.V., The (c)	6	94
Magnum Ice Cream Company N.V., The (c) (f)	64	937
Meridan Management Ltd. - GDR (c) (g) (h)	38	—
Monster Beverage 1990 Corporation (a) (c)	147	10,666
Orion Incorporation	8	646
Pernod Ricard	12	879
Rohto Pharmaceutical Co., Ltd.	8	115
		24,266
Materials 1.2%
Amrize AG	22	1,248
Glencore PLC	315	2,390
Grupo Mexico, S.A.B. de C.V. - Class B	45	478
Holcim AG	10	800
International Flavors & Fragrances Inc.	37	2,681
Nippon Paint Holdings Co., Ltd.	178	1,112
Sealed Air Corporation	48	2,016
		10,725
Energy 0.6%
Coterra Energy Inc.	84	2,962
Kinder Morgan, Inc.	9	307
McDermott International, Ltd. (c)	30	744
McDermott International, Ltd. (c)	3	84
McDermott International, Ltd. (c)	—	10
NOV Inc.	45	855
Valaris Limited (c)	4	364
		5,326
Real Estate 0.1%
Douglas Emmett, Inc.	81	760
Vornado Realty Trust	17	440
		1,200
Utilities 0.0%
PG&E Corporation	8	148
Total Common Stocks (cost $297,259)		395,957
CORPORATE BONDS AND NOTES 32.8%
Information Technology 16.9%
A10 Networks, Inc.
2.75%, 04/01/30 (a) (i) (j)	40	47
Adtran Holdings, Inc.
3.75%, 09/15/30 (a) (i) (j)	354	476
Advanced Energy Industries, Inc.
2.50%, 09/15/28 (a) (i)	788	1,891
Akamai Technologies, Inc.
0.38%, 09/01/27 (a) (i)	146	168
1.13%, 02/15/29 (a) (i)	986	1,125
0.25%, 05/15/33 (a) (i) (j)	258	355
Alarm.Com Holdings, Inc.
2.25%, 06/01/29 (a) (i)	179	164
AMS-Osram AG
10.50%, 03/30/29, EUR (h)	210	254
Applied Digital Corporation
2.75%, 06/01/30 (a) (i)	1,547	4,097
Applied Optoelectronics, Inc.
2.75%, 01/15/30 (a) (i)	1,752	3,884
Avnet, Inc.
1.75%, 09/01/30 (a) (i) (j)	441	480
Bentley Systems, Incorporated
0.38%, 07/01/27 (a) (i)	240	228
Bill Holdings, Inc.
0.00%, 04/01/27 - 04/01/30 (a) (i) (k)	2,161	1,924
Bitdeer Technologies Group
4.00%, 11/15/31 (a) (i) (j)	79	64
Blackline, Inc.
1.00%, 06/01/29 (a) (i)	987	927
Box, Inc.
1.50%, 09/15/29 (a) (i)	119	109
Camtek Ltd.
0.00%, 09/15/30 (a) (i) (j) (k)	50	79
Canadian Solar Inc.
3.25%, 01/15/31 (a) (i) (j)	403	317
Check Point Software Technologies Ltd.
0.00%, 12/15/30 (a) (i) (j) (k)	198	182
Cipher Mining Inc.
1.75%, 05/15/30 (a) (i)	988	3,021
0.00%, 10/01/31 (a) (i) (j) (k)	1,190	1,328
Cleanspark Inc.
0.00%, 06/15/30 (a) (i) (k)	99	96
Cloudflare, Inc.
0.00%, 08/15/26 (a) (i) (k)	1,402	1,625
0.00%, 06/15/30 (a) (i) (j) (k)	1,956	2,208
Cohu, Inc.
1.50%, 01/15/31 (a) (i) (j)	970	1,297
CommVault Systems, Inc.
0.00%, 09/15/30 (a) (i) (j) (k)	40	32
Core Scientific, Inc.
3.00%, 09/01/29 (a) (i) (j)	2,049	3,288
0.00%, 06/15/31 (a) (i) (j) (k)	395	432
Coreweave, Inc.
1.75%, 12/01/31 (a) (i) (j)	79	79
CyberArk Software Ltd.
0.00%, 06/15/30 (a) (i) (j) (k)	536	549
Datadog, Inc.
0.00%, 12/01/29 (a) (i) (k)	99	96
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (a) (i) (k)	652	637
0.00%, 08/15/30 (a) (i) (j) (k)	1,214	2,780
Dropbox, Inc.
0.00%, 03/01/28 (a) (i) (k)	2,405	2,269
Fastly, Inc.
7.75%, 06/01/28 (a) (i)	50	94
0.00%, 12/15/30 (a) (i) (j) (k)	682	1,424
Five9, Inc.
1.00%, 03/15/29 (a) (i)	1,382	1,199

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Guidewire Software, Inc.
1.25%, 11/01/29 (a) (i)	135	133
Impinj, Inc.
0.00%, 09/15/29 (a) (i) (j) (k)	200	173
Indie Semiconductor, Inc.
3.50%, 12/15/29 (a) (i) (j)	1,093	1,033
4.00%, 03/15/31 (a) (i) (j)	318	341
InterDigital, Inc.
3.50%, 06/01/27 (a) (i)	2,083	8,144
IREN Limited
3.50%, 12/15/29 (a) (i) (j)	2,711	7,431
3.25%, 06/15/30 (a) (i)	712	1,611
0.00%, 07/01/31 (a) (i) (j) (k)	40	28
0.25%, 06/01/32 (a) (i) (j)	60	51
Itron, Inc.
1.38%, 07/15/30 (a) (i)	237	238
Lenovo Group Limited
2.50%, 08/26/29 (h) (i)	1,614	1,942
Life360, Inc.
0.00%, 06/01/30 (a) (i) (j) (k)	132	120
Lumentum Holdings Inc.
0.50%, 12/15/26 - 06/15/28 (a) (i)	2,148	15,041
1.50%, 12/15/29 (a) (i)	42	424
0.38%, 03/15/32 (a) (i) (j)	106	407
MACOM Technology Solutions Holdings, Inc.
0.00%, 12/15/29 (i) (k)	98	141
Microchip Technology Incorporated
0.00%, 02/15/30 (a) (i) (j) (k)	207	200
0.75%, 06/01/30 (a) (i)	1,186	1,164
Mirion Technologies (US), Inc.
0.25%, 06/01/30 (a) (i) (j)	310	335
MKS Inc.
1.25%, 06/01/30 (a) (i)	2,137	3,443
Nebius Group N.V.
2.00%, 06/05/29 (a) (i) (j)	2,745	5,819
1.00%, 09/15/30 (a) (i) (j)	198	212
1.25%, 03/15/31 (a) (i) (j)	396	381
3.00%, 06/05/31 (a) (i) (j)	2,411	5,232
2.75%, 09/15/32 (a) (i) (j)	178	184
Nutanix, Inc.
0.50%, 12/15/29 (a) (i)	278	249
ON Semiconductor Corporation
0.00%, 05/01/27 (a) (i) (k)	784	1,001
0.50%, 03/01/29 (a) (i)	1,822	1,773
OSI Systems, Inc.
2.25%, 08/01/29 (a) (i)	591	903
0.50%, 02/01/31 (a) (i) (j)	862	874
Pagaya Us Holding Company LLC
6.13%, 10/01/29 (a) (i)	778	889
Pagerduty, Inc.
1.50%, 10/15/28 (a) (i)	50	45
PAR Technology Corporation
2.88%, 04/15/26 (a) (i)	94	94
4.00%, 03/15/31 (a) (i) (j)	99	103
Penguin Solutions, Inc.
2.00%, 02/01/29 (a) (i) (j)	595	665
2.00%, 08/15/30 (a) (i)	846	839
Porch Group Inc
6.75%, 10/01/28 (a) (i) (j)	893	889
Progress Software Corporation
3.50%, 03/01/30 (a) (i)	76	67
Rapid7, Inc.
0.25%, 03/15/27 (a) (i)	1,448	1,362
Rubrik, Inc.
0.00%, 06/15/30 (a) (i) (j) (k)	140	119
Seagate HDD Cayman
3.50%, 06/01/28 (a) (i)	2,282	10,845
Semtech Corporation
1.63%, 11/01/27 (a) (i)	740	1,555
0.00%, 10/15/30 (a) (i) (j) (k)	40	45
Snowflake Inc.
0.00%, 10/01/27 - 10/01/29 (a) (i) (k)	1,403	1,671
SolarEdge Technologies Ltd.
2.25%, 07/01/29 (a) (i)	1,152	1,970
Super Micro Computer, Inc.
2.25%, 07/15/28 (a) (i)	834	712
3.50%, 03/01/29 (a) (i)	301	238
0.00%, 06/15/30 (a) (i) (j) (k)	1,157	839
TeraWulf Inc.
2.75%, 02/01/30 (a) (i) (j)	2,066	4,029
Ultra Clean Holdings, Inc.
0.00%, 03/15/31 (a) (i) (j) (k)	99	104
Unity Software Inc.
0.00%, 11/15/26 - 03/15/30 (a) (i) (k)	595	583
Varonis Systems, Inc.
1.00%, 09/15/29 (a) (i)	986	852
Veeco Instruments Inc.
2.88%, 06/01/29 (a) (i)	662	919
Viavi Solutions Inc.
0.63%, 03/01/31 (a) (i) (j)	524	1,303
Vishay Intertechnology, Inc.
2.25%, 09/15/30 (a) (i)	1,743	1,657
Western Digital Corporation
3.00%, 11/15/28 (a) (i)	3,522	25,182
Workiva Inc.
1.25%, 08/15/28 (a) (i)	1,359	1,266
Zscaler, Inc.
0.00%, 07/15/28 (a) (i) (j) (k)	97	88
		157,183
Industrials 4.2%
Array Tech, Inc.
1.00%, 12/01/28 (a) (i)	39	35
2.88%, 07/01/31 (a) (i) (j)	80	98
Astronics Corporation
0.00%, 01/15/31 (a) (i) (j) (k)	399	553
Bloom Energy Corporation
3.00%, 06/01/28 - 06/01/29 (a) (i)	2,633	18,062
0.00%, 11/15/30 (a) (i) (j) (k)	202	215
Energy Vault Holdings, Inc.
5.25%, 03/01/31 (a) (i) (j)	158	155
Eos Energy Enterprises, Inc.
6.75%, 06/15/30 (a) (i) (j)	500	669
1.75%, 12/01/31 (a) (i) (j)	514	300
Fluence Energy, Inc.
2.25%, 06/15/30 (a) (i)	633	635
Fluor Corporation
1.13%, 08/15/29 (a) (i)	1,106	1,349
FREYR Battery
5.25%, 12/01/30 (a) (i)	60	66
Grab Holdings Limited
0.00%, 06/15/30 (a) (h) (i) (k)	198	189
Granite Construction Incorporated
3.75%, 05/15/28 (a) (i)	1,021	2,690
Greenbrier Companies, Inc., The
2.88%, 04/15/28 (a) (i)	1,333	1,540
Intuitive Machines, Inc.
2.50%, 10/01/30 (a) (i) (j)	935	1,645
JBT Marel Corporation
0.38%, 09/15/30 (a) (i) (j)	1,509	1,468
Lyft, Inc.
0.63%, 03/01/29 (a) (i)	121	122
0.00%, 09/15/30 (a) (i) (j) (k)	34	32
Parsons Corporation
2.63%, 03/01/29 (a) (i)	807	796
Pitney Bowes Inc.
1.50%, 08/15/30 (a) (i) (j)	258	264
Planet Labs Inc.
0.50%, 10/15/30 (a) (i) (j)	1,124	2,851
Plug Power Inc.
6.75%, 12/01/33 (a) (i) (j)	280	319
Tetra Tech, Inc.
2.25%, 08/15/28 (a) (i)	492	513
Uber Technologies, Inc.
0.00%, 05/15/28 (a) (i) (j) (k)	1,284	1,256
Upwork Inc.
0.25%, 08/15/26 (a) (i)	1,266	1,227
Xometry, Inc.
1.00%, 02/01/27 (a) (i)	1,186	1,234

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
0.75%, 06/15/30 (a) (i) (j)	510	590
		38,873
Health Care 3.3%
Alphatec Holdings, Inc.
0.75%, 08/01/26 (a) (i)	549	543
ANI Pharmaceuticals, Inc.
2.25%, 09/01/29 (a) (i)	39	48
Arrowhead Pharmaceuticals Inc
0.00%, 01/15/32 (a) (i) (k)	849	879
Ascendis Pharma A/S
2.25%, 04/01/28 (a) (i)	198	290
BioMarin Pharmaceutical Inc.
1.25%, 05/15/27 (a) (i)	926	887
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (a) (i)	1,656	2,986
2.25%, 02/01/29 (a) (i)	99	111
1.75%, 03/01/31 (a) (i)	99	169
Cogent Biosciences, Inc.
1.63%, 11/15/31 (a) (i)	60	73
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (a) (i)	79	91
CONMED Corporation
2.25%, 06/15/27 (a) (i)	2,367	2,287
CorMedix Inc.
4.00%, 08/01/30 (a) (i) (j)	561	531
CRISPR Therapeutics AG
1.73%, 03/01/31 (a) (i) (j)	884	871
Cytokinetics, Incorporated
1.75%, 10/01/31 (a) (i) (j)	178	225
DexCom, Inc.
0.38%, 05/15/28 (a) (i)	1,484	1,361
Enovis Corporation
3.88%, 10/15/28 (a) (i)	920	891
Exact Sciences Corporation
2.00%, 03/01/30 (i) (j)	558	787
Guardant Health, Inc.
0.00%, 11/15/27 (a) (i) (k)	2,412	2,471
Haemonetics Corporation
2.50%, 06/01/29 (a) (i)	474	451
Hims & Hers Health, Inc.
0.00%, 05/15/30 (a) (i) (j) (k)	198	144
Indivior Pharmaceuticals, Inc.
0.63%, 03/15/31 (a) (i) (j)	60	61
Inotiv, Inc.
3.25%, 10/15/27 (a) (i)	701	162
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28 (a) (i)	397	601
0.00%, 12/01/30 (a) (i) (j) (k)	395	409
Lantheus Holdings, Inc.
2.63%, 12/15/27 (a) (i)	941	1,123
LeMaitre Vascular, Inc.
2.50%, 02/01/30 (a) (i)	100	113
Ligand Pharmaceuticals Incorporated
0.75%, 10/01/30 (a) (i) (j)	99	120
LivaNova PLC
2.50%, 03/15/29 (a) (i)	759	880
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (a) (i)	1,391	4,136
Omnicell, Inc.
1.00%, 12/01/29 (a) (i)	100	98
Pacira Pharmaceuticals, Inc.
2.13%, 05/15/29 (a) (i)	790	761
Pharming Group N.V.
4.50%, 04/25/29, EUR (h) (i)	500	816
PTC Therapeutics, Inc.
1.50%, 09/15/26 (a) (i)	1,621	2,142
Sarepta Therapeutics, Inc.
4.88%, 09/01/30 (a) (i) (j)	299	244
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 (a) (i)	363	371
Telix Pharmaceuticals Limited
2.38%, 07/30/29, AUD (h) (i)	500	341
Tempus AI, Inc.
0.75%, 07/15/30 (a) (i) (j)	59	57
TransMedics Group, Inc.
1.50%, 06/01/28 (a) (i)	1,543	1,984
Zoetis Inc.
0.25%, 06/15/29 (a) (i) (j)	711	708
		31,223
Consumer Discretionary 2.5%
Alibaba Group Holding Limited
0.50%, 06/01/31 (a) (i)	398	549
Cheesecake Factory Incorporated, The
0.38%, 06/15/26 (a) (i)	200	198
2.00%, 03/15/30 (a) (i)	365	367
Delivery Hero SE
1.50%, 01/15/28, EUR (h) (i)	100	108
3.25%, 02/21/30, EUR (h) (i)	100	108
DoorDash, Inc.
0.00%, 05/15/30 (a) (i) (j) (k)	95	86
ETSY, Inc.
0.13%, 09/01/27 (a) (i)	203	189
0.25%, 06/15/28 (a) (i)	1,475	1,318
Fisker Group Inc.
0.00%, 09/15/26 (a) (c) (i) (j) (l)	2,160	9
GameStop Corp.
0.00%, 06/15/32 (a) (i) (j) (k)	1,149	1,183
Gol Finance LLP
14.38%, 06/05/30 (a) (j)	433	383
Groupon, Inc.
4.88%, 06/30/30 (a) (i)	99	81
H World Group Limited
3.00%, 05/01/26 (a) (i)	1,698	2,282
Li Auto Inc.
0.25%, 05/01/28 (a) (i)	724	721
Liberty Live Holdings, Inc.
2.38%, 09/30/53 (a) (i) (j)	2,409	3,827
MakeMyTrip Limited
0.00%, 07/01/30 (a) (i) (j) (k)	197	167
NCL Corporation Ltd.
1.13%, 02/15/27 (a) (i)	647	639
0.88%, 04/15/30 (a) (i) (j)	198	206
0.75%, 09/15/30 (a) (i) (j)	395	367
Patrick Industries, Inc.
1.75%, 12/01/28 (a) (i)	447	776
Peloton Interactive, Inc.
5.50%, 12/01/29 (a) (i)	100	132
Realreal, Inc., The
4.00%, 02/15/31 (a) (h) (i) (m)	823	991
Rivian Automotive, Inc.
4.63%, 03/15/29 (a) (i)	59	63
Shift Technologies, Inc.
0.00%, 05/15/26 (a) (c) (i) (j) (l)	1,305	1
Stride, Inc.
1.13%, 09/01/27 (a) (i)	2,368	4,122
Trip.com Group Limited
0.75%, 06/15/29 (a) (i)	237	244
Wayfair Inc.
1.00%, 08/15/26 (i)	57	55
3.25%, 09/15/27 (a) (i)	1,740	2,339
3.50%, 11/15/28 (a) (i)	1,241	2,127
		23,638
Financials 2.4%
ABRA Global Finance
5.00%, 03/02/28 (a) (j) (m) (n)	2,740	2,577
6.00%, 10/22/29 (a) (j) (n)	270	256
Affirm Holdings, Inc.
0.00%, 11/15/26 (a) (i) (k)	564	543
0.75%, 12/15/29 (a) (i)	989	926
Alpha Holding, S.A. de C.V
0.00%, 12/31/27 (c) (j) (l)	236	7
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (j)	1,359	1,353
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (o)	242	241
5.00%, (100, 12/01/27) (o)	33	32
Coinbase Global, Inc.
0.00%, 10/01/32 (i) (j) (k)	98	78

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Encore Capital Group, Inc.
4.00%, 03/15/29 (a) (i)	966	1,211
Galaxy Digital Holdings LP
3.00%, 12/15/26 (a) (i) (j)	1,000	1,047
2.50%, 12/01/29 (a) (i) (j)	1,250	1,403
0.50%, 05/01/31 (a) (i) (j)	99	70
MoneyGram International, Inc.
9.00%, 06/01/30 (j)	268	186
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (j)	261	279
Operadora de Servicios Mega SA de CV SOFOM ER.
0.00%, 12/31/27 (c) (j) (l)	200	3
Oscar Health, Inc.
2.25%, 09/01/30 (a) (i) (j)	376	336
Ping An Insurance (Group) Company of China, Ltd.
0.88%, 07/22/29 (h) (i)	2,900	4,306
SBL Holdings, Inc.
6.50%, (100, 11/13/26) (j) (o)	1,193	1,002
Shift4 Payments, LLC
0.50%, 08/01/27 (a) (i)	1,880	1,767
SoFi Technologies, Inc.
0.00%, 10/15/26 (a) (i) (j) (k)	757	777
1.25%, 03/15/29 (a) (i) (j)	1,440	2,633
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (c) (j) (l)	200	1
Unigel Netherlands Holding Corporation B.V.
0.00%, 12/31/44 (c) (h) (l) (n)	263	1
Upstart Holdings, Inc.
2.00%, 10/01/29 (a) (i)	519	502
WisdomTree, Inc.
3.25%, 08/15/29 (a) (i)	79	106
4.50%, 10/01/31 (a) (i) (j)	1,031	1,065
		22,708
Communication Services 1.0%
AST Spacemobile, Inc.
2.38%, 10/15/32 (a) (i) (j)	455	669
DISH Network Corporation
11.75%, 11/15/27 (j)	636	655
EchoStar Corporation
10.75%, 11/30/29	1,221	1,316
3.88%, 11/30/30 (i) (n)	298	1,074
Frontier Communications Holdings, LLC
5.88%, 11/01/29	786	791
6.00%, 01/15/30 (j)	1,331	1,339
Liberty Media Corporation
3.75%, 03/15/28 - 02/15/30 (a) (i)	2,637	308
4.00%, 11/15/29 (a) (i)	1,032	62
Live Nation Entertainment, Inc.
3.13%, 01/15/29 (a) (i)	198	304
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (a) (i) (j)	1,193	1,058
Snap Inc.
0.13%, 03/01/28 (a) (i)	1,042	951
Sphere Entertainment Co.
3.50%, 12/01/28 (a) (i)	100	333
Ziff Davis, Inc.
3.63%, 03/01/28 (a) (h) (i)	409	400
		9,260
Materials 0.7%
B2Gold Corp.
2.75%, 02/01/30 (a) (i) (j)	99	160
Endeavour Silver Corp.
0.25%, 01/15/31 (a) (i) (j)	99	108
Equinox Gold Corp.
4.75%, 10/15/28 (a) (i)	1,376	3,316
First Majestic Silver Corp.
0.38%, 01/15/27 (a) (i)	119	170
0.13%, 01/15/31 (a) (i) (j)	99	126
Fortuna Mining Corp.
3.75%, 06/30/29 (a) (i)	539	938
Silvercorp Metals Inc.
4.75%, 12/15/29 (a) (i)	716	1,867
Unigel Luxembourg S.A.
13.50%, 12/31/27 (c) (j) (l) (n)	44	1
13.50%, 12/31/27 (c) (h) (l) (n)	62	1
11.00%, 12/31/28 (c) (j) (l) (n)	52	1
11.00%, 12/31/28 (c) (h) (l) (n)	222	2
		6,690
Energy 0.6%
Denison Mines Corp.
4.25%, 09/15/31 (a) (i) (j)	432	671
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (j)	214	214
Golar LNG Limited
2.75%, 12/15/30 (a) (i) (j)	198	234
Green Plains Inc.
2.25%, 03/15/27 (a) (i)	40	40
5.25%, 11/01/30 (a) (i)	59	82
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30 (a) (i)	1,355	3,164
0.25%, 10/01/31 (a) (i)	99	124
Transocean Inc
4.63%, 09/30/29 (a) (i)	98	198
World Kinect Corporation
3.25%, 07/01/28 (a) (i)	395	411
		5,138
Utilities 0.5%
Evergy, Inc.
4.50%, 12/15/27 (a) (i)	2,251	3,024
Ormat Technologies, Inc.
0.00%, 03/15/31 (a) (i) (j) (k)	594	614
1.50%, 03/15/31 (a) (i) (j)	396	410
PG&E Corporation
4.25%, 12/01/27 (a) (i)	199	207
		4,255
Real Estate 0.5%
Compass, Inc.
0.25%, 04/15/31 (a) (i) (j)	318	264
HAT Holdings I LLC
3.75%, 08/15/28 (a) (i) (j)	60	84
Kennedy-Wilson, Inc.
4.75%, 02/01/30	717	717
5.00%, 03/01/31	956	954
Kite Realty Group, L.P.
0.75%, 04/01/27 (a) (i) (j)	79	85
Open Doors Technology Inc.
7.00%, 05/15/30 (a) (i) (j)	384	1,271
Pebblebrook Hotel Trust
1.75%, 12/15/26 (a) (i)	195	191
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (i)	740	531
Vornado Realty L.P.
2.15%, 06/01/26	112	112
		4,209
Consumer Staples 0.2%
Herbalife Nutrition Ltd.
4.25%, 06/15/28 (a) (i)	268	319
MGPI Processing, Inc.
1.88%, 11/15/41 (a) (i)	1,132	1,084
Oddity Finance LLC
0.00%, 06/15/30 (a) (i) (j) (k)	749	509
Premium Brands Holdings Corporation
5.50%, 12/31/32, CAD (i)	79	57
Spectrum Brands, Inc.
3.38%, 06/01/29 (a) (i)	159	156
		2,125
Total Corporate Bonds And Notes (cost $283,300)		305,302
PRIVATE INVESTMENT FUNDS 8.9%
WCM Partners Fund (h) (p)	55,039	83,210
Total Private Investment Funds (cost $56,042)		83,210
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.1%
1345 Trust 2025-AOA
Series 2025-D-AOA, REMIC, 6.67%, (1 Month Term SOFR + 3.00%), 06/15/27 (q)	80	80

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
AASET 2024-2 Ltd.
Series 2024-B-2A, 6.61%, 09/16/31 (m)	134	135
AASET MT-1 Ltd.
Series 2025-B-3A, 5.73%, 02/16/32 (j) (m)	392	387
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 4.05%, (1 Month Term SOFR + 0.39%), 07/25/36 (m) (q) (r)	1,612	1,334
ACORE 2026-FL1 Issuer, LLC
Series 2026-D-FL1, 6.43%, (1 Month Term SOFR + 2.75%), 11/20/30 (m) (q)	280	279
ACREC 2026-FL4 LLC
Series 2026-D-FL4, REMIC, 6.33%, (1 Month Term SOFR + 2.65%), 01/18/43 (m) (q)	260	260
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-E-FL1, 6.79%, (1 Month Term SOFR + 3.11%), 10/20/36 (q)	260	259
Affirm Asset Securitization Trust 2025-X2
Series 2025-D-X2, 5.23%, 07/15/28	250	250
Apidos CLO XXIV
Series 2016-DR-24A, 9.73%, (3 Month Term SOFR + 6.06%), 10/21/30 (q)	500	496
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	212
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-C-FL1, 5.97%, (SOFR 30-Day Average + 2.30%), 01/15/37 (q)	350	350
Argentina, Republic of
Series 2022-E-CRE6, 7.07%, (SOFR 30-Day Average + 3.40%), 01/21/37 (q)	330	323
Avant Credit Card Master Trust
Series 2025-D-1A, 5.72%, 04/15/31	250	245
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 11.02%, (3 Month Term SOFR + 7.35%), 07/17/35 (q)	500	410
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	71
Bank 2025-BNK51
Series 2025-C-BNK51, REMIC, 5.95%, 01/17/36	119	116
Interest Only, Series 2025-XD-BNK51, REMIC, 2.34%, 12/16/67 (q)	1,930	305
Bank5 2024-5YR9
Series 2024-D-5YR9, REMIC, 4.00%, 09/17/29	325	294
Bank5 2025-5YR16
Interest Only, Series 2025-XD-5YR19, REMIC, 2.01%, 12/17/58 (q)	3,833	295
Bank5 2025-5YR17
Series 2025-C-5YR17, REMIC, 5.89%, 10/18/30 (q)	277	276
Interest Only, Series 2025-XD-5YR17, REMIC, 2.02%, 11/18/58 (q)	5,000	372
Bank5 2026-5YR20
Series 2026-D-5YR20, REMIC, 4.50%, 02/18/31	178	153
BBCMS Mortgage Trust 2024-5C27
Interest Only, Series 2024-XD-5C27, REMIC, 2.97%, 07/17/57 (q)	3,110	243
BDS 2025-FL15 LLC
Series 2025-D-FL15, 6.08%, (1 Month Term SOFR + 2.40%), 09/19/30 (m) (q)	230	230
BDS 2025-FL16 LLC
Series 2025-D-FL16, 6.18%, (1 Month Term SOFR + 2.50%), 06/22/43 (m) (q)	320	320
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.91%, 07/17/28 (q)	377	268
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.88%, 12/15/62 (q)	15,039	268
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	337
Benchmark 2025-V16 Mortgage Trust
Series 2025-D-V16, REMIC, 4.50%, 08/16/58	160	138
Benchmark 2025-V18 Mortgage Trust
Series 2025-C-V18, REMIC, 6.14%, 10/18/30 (q)	276	275
Benchmark 2026-V20 Mortgage Trust
Series 2026-D-V20, REMIC, 4.50%, 01/17/31	210	179
BMO 2025-5C12 Mortgage Trust
Interest Only, Series 2025-XD-5C12, REMIC, 2.28%, 10/15/58 (q)	2,643	225
BMO 2026-C14 Mortgage Trust
Series 2026-D-C14, REMIC, 4.50%, 02/17/59	100	76
Brant Point CLO 2023-2, Ltd.
Series 2019-ER-2A, 10.40%, (3 Month Term SOFR + 6.73%), 07/17/34 (q)	500	355
BRSP 2026-Fl3 Ltd.
Series 2026-D-FL3, 6.53%, (1 Month Term SOFR + 2.85%), 08/19/43 (m) (q)	280	280
BRSP Ltd.
Series 2024-C-FL2, 7.22%, (1 Month Term SOFR + 3.54%), 02/19/30 (q)	317	316
BSPRT 2025-FL12 Issuer, LLC
Series 2025-D-FL12, 6.37%, (1 Month Term SOFR + 2.69%), 04/17/43 (q)	250	250
Business Jet Securities 2024-2, LLC
Series 2024-C-2A, 7.97%, 09/15/30	365	361
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-D-BCAT, REMIC, 6.32%, (1 Month Term SOFR + 2.65%), 08/16/27 (q)	115	115
BX Commercial Mortgage Trust 2026-CSMO
Series 2026-D-CSMO, REMIC, 6.07%, (1 Month Term SOFR + 2.40%), 02/15/28 (q)	210	210
BX Commercial Mortgage Trust 2026-XL6
Series 2026-E-XL6, REMIC, 6.67%, (1 Month Term SOFR + 3.00%), 03/15/28 (q)	240	240
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (q)	170	157
BX Trust 2022-LBA6
Series 2022-E-LBA6, REMIC, 6.37%, (1 Month Term SOFR + 2.70%), 01/18/39 (q)	120	120
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 6.61%, (1 Month Term SOFR + 2.94%), 03/15/27 (q)	195	194
Canyon CLO 2020-1 Ltd.
Series 2020-DR2-1A, 6.77%, (3 Month Term SOFR + 3.10%), 07/15/34 (q)	500	484
Carlyle Global Market Strategies CLO 2014-2-R, Ltd.
Series 2014-D-2RA, 9.26%, (3 Month Term SOFR + 5.61%), 05/15/31 (q)	1,000	993
Carlyle US CLO 2019-1 Ltd.
Series 2019-DR2-1A, 9.92%, (3 Month Term SOFR + 6.25%), 04/21/31 (q)	500	475
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 11/25/44	4,100	3,892
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/43 (m)	1,066	790
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 1.02%, 11/18/52 (q)	3,080	82
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	947	423
CIFC Funding 2021-V Ltd.
Series 2021-D1R-5A, 6.65%, (3 Month Term SOFR + 2.75%), 01/15/38 (q)	500	496
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.55%, 03/10/51 (q)	2,522	61
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (g) (q)	1,000	113
Clover CLO 2021-3 LLC
Series 2021-DR-3A, 6.22%, (3 Month Term SOFR + 2.55%), 01/25/35 (q)	500	477
COMM 2005-C6
Series 2025-E-ELP, REMIC, 6.67%, 11/15/30 (q)	160	158

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 5.90%, (1 Month Term SOFR + 2.47%), 09/15/33 (q)	1,000	304
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.55%, 11/18/48 (q)	42	41
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-C-C16, REMIC, 4.24%, 06/15/29 (q)	350	326
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (q)	338	284
DBC 2025-DBC Mortgage Trust
Series 2025-D-DBC, REMIC, 6.27%, (1 Month Term SOFR + 2.65%), 11/15/27 (q)	190	190
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	286
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 9.66%, (3 Month Term SOFR + 6.01%), 08/15/31 (j) (q)	500	413
EFMT 2025-INV2
Series 2025-B2-INV2, REMIC, 7.50%, 05/25/70 (q)	2,500	2,456
EFMT 2025-INV5
Series 2025-B2-INV5, REMIC, 7.20%, 12/25/70 (q)	2,000	1,918
Extended Stay America Trust 2026-ESH2
Series 2026-F-ESH2, REMIC, 7.42%, (1 Month Term SOFR + 3.75%), 02/15/43 (q)	208	209
FIVE 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.56%, 02/11/28 (q)	417	390
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-D-FL3, 6.29%, (1 Month Term SOFR + 2.61%), 11/18/36 (q)	330	330
FS Rialto 2024-FL9 Issuer, LLC
Series 2024-D-FL9, 7.62%, (1 Month Term SOFR + 3.94%), 10/19/39 (q)	300	294
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.57%, 02/12/48 (q)	337	338
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	573
GS Mortgage Securities Trust 2019-GC38
Series 2019-D-GC38, REMIC, 3.00%, 02/12/29	242	207
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.52%, 12/17/54 (q)	3,608	247
GS Mortgage-Backed Securities Trust 2025-NQM6
Series 2025-B1-NQM6, REMIC, 6.60%, 02/25/66 (q)	1,000	982
Series 2025-B2-NQM6, REMIC, 7.47%, 02/25/66 (q)	1,000	978
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,543	846
Hilton Grand Vacations Trust 2025-3EXT
Series 2025-D-3EXT, 7.38%, 10/25/44	450	454
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-G-UES, REMIC, 4.60%, 05/06/32 (q)	114	113
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (q)	347	3
Series 2019-G-MFP, REMIC, 7.77%, (1 Month Term SOFR + 4.10%), 07/15/36 (q)	347	61
Jol Air Limited
Series 2019-B-1, 4.95%, 04/15/26	99	99
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.85%, 11/18/47 (q)	1,349	6
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.13%, 11/18/48 (q)	6,531	16
LCM XVII Limited Partnership
Series ER-17A, 9.93%, (3 Month Term SOFR + 6.26%), 10/15/31 (q)	500	259
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 4.29%, (1 Month Term SOFR + 0.61%), 09/25/36 (q)	655	211
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 2.90%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (q)	10,889	944
Series 2007-2A1-2, REMIC, 4.10%, (1 Month Term SOFR + 0.42%), 03/25/37 (q)	10,801	1,891
LMNT CRE 2025-FL3 LLC
Series 2025-D-FL3, 7.27%, (1 Month Term SOFR + 3.60%), 07/21/43 (q)	300	303
LMRK Issuer Co. 2 LLC
Series 2025-C-1A, 8.12%, 09/16/30	350	355
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-E-11MD, REMIC, 6.84%, 10/18/30 (q) (r)	80	79
Mariner Finance Issuance Trust 2024-B
Series 2024-A-BA, 4.91%, 10/21/30	250	251
MetroNet Infrastructure Issuer LLC
Series 2025-C-2A, 7.83%, 08/20/30	275	280
MF1 2021-FL7 Ltd.
Series 2021-D-FL7, 6.34%, (1 Month Term SOFR + 2.66%), 10/21/36 (q)	290	289
MF1 2024-FL14 LLC
Series 2024-D-FL14, REMIC, 8.51%, (1 Month Term SOFR + 4.84%), 03/19/39 (q)	300	300
Series 2024-E-FL14, REMIC, 9.96%, (1 Month Term SOFR + 6.29%), 03/19/39 (q)	400	401
MF1 2024-FL15 LLC
Series 2024-D-FL15, 7.71%, (1 Month Term SOFR + 4.04%), 08/18/41 (q)	350	350
MF1 2025-FL17 LLC
Series 2025-E-FL17, 7.17%, (1 Month Term SOFR + 3.49%), 02/21/40 (q)	400	398
MF1 2026-FL21 LLC
Series 2026-D-FL21, 6.18%, (1 Month Term SOFR + 2.50%), 02/19/41 (q)	320	320
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.68%, 08/17/49 (q)	10,098	6
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 0.43%, (1 Month Term SOFR + 0.29%), 10/25/36 (m) (q) (r)	3,970	1,093
Natixis Commercial Mortgage Securities Trust 2019-10K
Series 2019-E-10K, REMIC, 4.27%, 05/17/29 (q)	160	147
New Residential Mortgage Loan Trust 2025-NQM5
Series 2025-B2-NQM5, REMIC, 7.39%, 08/25/65 (q)	1,000	970
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 0.49%, (1 Month Term SOFR + 0.65%), 02/25/36 (m) (q) (r)	6,532	607
Octagon 57 Ltd.
Series 2021-E-1A, 10.53%, (3 Month Term SOFR + 6.86%), 10/16/34 (q)	1,500	1,338
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 10.93%, (3 Month Term SOFR + 7.26%), 01/20/35 (q)	1,000	756
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 9.68%, (3 Month Term SOFR + 6.01%), 07/17/30 (q)	500	410
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (j) (q)	1,500	—
PFP 2024-11 Ltd.
Series 2024-C-11, 6.67%, (1 Month Term SOFR + 2.99%), 09/19/39 (q)	293	293
PFP 2026-13 Ltd.
Series 2026-D-13, 6.08%, (1 Month Term SOFR + 2.40%), 08/18/43 (m) (q)	330	330
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.10%, 08/25/26 (q)	2,000	1,995

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
PRPM 2025-8, LLC
Series 2025-A2-8, 7.20%, 10/25/30 (m) (r)	2,350	2,332
PRPM 2025-NQM6 Trust
Series 2025-B1-NQM6, REMIC, 6.96%, 12/25/29 (q)	909	903
RFR Trust 2025-SGRM
Series 2025-E-SGRM, REMIC, 7.51%, 03/11/29 (q)	160	161
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 3.94%, 12/25/61 (q)	4,191	2,750
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (g)	50	393
Sound Point CLO XXXII Ltd.
Series 2021-E-4A, 10.63%, (3 Month Term SOFR + 6.96%), 10/25/34 (q)	500	333
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 01/28/50 (q)	1,200	1,135
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 4.14%, 08/25/56 (q) (r)	3,767	2,973
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 4.92%, 01/25/35 (q)	917	831
STWD 2021-FL2, Ltd.
Series 2021-B-FL2, 5.59%, (1 Month Term SOFR + 1.91%), 04/16/38 (m) (q)	100	100
Series 2021-C-FL2, 5.89%, (1 Month Term SOFR + 2.21%), 04/16/38 (m) (q)	300	300
STWD 2025-FL4 LLC
Series 2025-D-FL4, 6.33%, (1 Month Term SOFR + 2.65%), 12/19/42 (m) (q)	250	250
THL Credit Wind River 2014-3 CLO Ltd.
Series 2014-ER2-3A, 10.15%, (3 Month Term SOFR + 6.48%), 10/22/31 (q)	500	425
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,984
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	6	6
Vantage Data Centers Issuer, LLC
Series 2025-B-3A, 6.00%, 11/15/55	500	495
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	92	85
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	213	187
Series 2018-M4-2, REMIC, 5.32%, 10/25/48	162	151
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (q)	277	236
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (q)	162	133
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (q)	233	186
Verus Securitization Trust 2024-5
Series 2024-B2-5, REMIC, 7.80%, 06/25/69 (q)	1,250	1,243
Verus Securitization Trust 2024-7
Series 2024-B2-7, REMIC, 7.80%, 09/25/69 (q)	1,250	1,240
Verus Securitization Trust 2025-4
Series 2025-B1-4, REMIC, 7.45%, 05/25/70 (q)	1,000	1,012
Verus Securitization Trust 2025-6
Series 2025-B2-6, 7.33%, 07/25/70 (q)	600	589
Verus Securitization Trust 2026-1
Series 2026-B2-1, REMIC, 6.95%, 01/25/71 (q)	1,000	964
Verus Securitization Trust 2026-2
Series 2026-B2-2, REMIC, 6.86%, 02/25/71 (q)	1,300	1,241
Vital Care Issuer LLC
Series 2025-A2-1A, 6.74%, 01/30/56	250	252
Voya CLO Ltd.
Series 2019-E-2A, 10.53%, (3 Month Term SOFR + 6.86%), 07/20/32 (q)	500	487
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/59	456	443
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 5.12%, 08/17/28 (q)	280	264
Wells Fargo Commercial Mortgage Trust 2024-C63
Interest Only, Series 2024-XD-C63, REMIC, 2.51%, 08/17/57 (q)	1,840	277
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-D-5C6, REMIC, 4.25%, 10/18/30	275	241
Wells Fargo Commercial Mortgage Trust 2025-C65
Interest Only, Series 2025-XD-C65, REMIC, 2.52%, 10/18/58 (q)	1,580	266
Wells Fargo Commercial Mortgage Trust 2026-5C8
Series 2026-D-5C8, REMIC, 4.50%, 02/18/31	500	427
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	30	29
Total Non-U.S. Government Agency Asset-Backed Securities (cost $89,534)		75,767
GOVERNMENT AND AGENCY OBLIGATIONS 5.4%
Collateralized Mortgage Obligations 4.9%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 9.66%, (SOFR 30-Day Average + 6.00%), 12/26/41 (q)	1,250	1,281
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 13.51%, (SOFR 30-Day Average + 9.85%), 03/25/42 (q)	1,000	1,072
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.26%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (q)	201	183
Interest Only, Series SG-3972, REMIC, 2.11%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (q)	2,250	216
Series MS-4096, REMIC, 0.41%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (q)	129	70
Series SB-4118, REMIC, 0.46%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (q)	77	41
Interest Only, Series IO-5343, REMIC, 3.50%, 10/15/42	4,709	469
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (q)	92	47
Series ST-4666, REMIC, 0.38%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (q)	119	71
Interest Only, Series CI-5156, REMIC, 3.00%, 02/25/50	3,128	544
Interest Only, Series JI-5138, REMIC, 3.50%, 03/25/50	8,178	1,546
Interest Only, Series HI-5023, REMIC, 3.00%, 10/25/50	2,180	354
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	2,860	456
Interest Only, Series LI-5077, REMIC, 3.00%, 02/25/51	4,112	641
Interest Only, Series CI-5293, REMIC, 2.50%, 04/25/51	5,188	807
Interest Only, Series QI-5547, REMIC, 3.00%, 04/25/51	2,711	490
Interest Only, Series AI-5127, REMIC, 3.00%, 06/25/51	3,430	579
Interest Only, Series IN-5180, REMIC, 3.00%, 07/25/51	1,937	395
Interest Only, Series GI-5132, REMIC, 3.00%, 08/25/51	5,513	918
Interest Only, Series PI-5133, REMIC, 3.00%, 08/25/51	3,281	497
Interest Only, Series CI-5531, REMIC, 3.50%, 09/25/51	5,213	952
Interest Only, Series IA-5353, REMIC, 2.50%, 10/25/51	5,029	552
Federal National Mortgage Association, Inc.
Interest Only, Series C7-427, 2.50%, 08/25/35	6,025	443
Interest Only, Series C1-437, 1.50%, 05/25/37	13,517	702
Interest Only, Series C34-431, 1.50%, 06/25/37	9,593	486
Interest Only, Series C22-425, 4.00%, 09/25/47	3,393	562
Interest Only, Series C34-436, 3.00%, 07/25/52	2,114	361
Series 2012-GS-125, REMIC, 0.47%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (q)	811	486
Interest Only, Series 2018-SA-54, REMIC, 2.47%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (q)	1,744	141
Interest Only, Series 2021-IN-85, REMIC, 2.50%, 02/25/50	3,899	616
Interest Only, Series 2020-AS-54, REMIC, 2.37%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (q)	1,807	218

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Interest Only, Series 2020-SA-74, REMIC, 0.44%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (q)	4,880	190
Interest Only, Series 2020-SA-77, REMIC, 0.44%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (q)	6,441	222
Interest Only, Series 2020-IB-80, REMIC, 2.50%, 11/25/50	3,837	607
Interest Only, Series 2020-WI-75, REMIC, 2.50%, 11/25/50	3,074	483
Interest Only, Series 2024-IE-22, REMIC, 2.50%, 11/25/50	3,783	604
Interest Only, Series 2021-S-82, REMIC, 0.09%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (q)	6,556	177
Interest Only, Series 2020-HI-96, REMIC, 3.00%, 01/25/51	2,124	355
Interest Only, Series 2021-MI-3, REMIC, 3.50%, 02/25/51	3,079	583
Interest Only, Series 2021-PI-20, REMIC, 2.50%, 04/25/51	3,704	584
Interest Only, Series 2024-IO-32, REMIC, 2.50%, 04/25/51	630	94
Interest Only, Series 2021-IO-43, REMIC, 2.50%, 06/25/51	3,881	600
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	3,768	467
Interest Only, Series 2021-LI-66, REMIC, 2.50%, 10/25/51	3,324	550
Interest Only, Series 2021-MI-74, REMIC, 2.50%, 11/25/51	3,167	345
Interest Only, Series 2023-IO-59, REMIC, 2.50%, 12/25/51	4,712	493
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 1.06%, 01/20/42 (q)	2,849	107
Interest Only, Series 2018-HS-97, REMIC, 2.41%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (q)	158	18
Interest Only, Series 2018-SD-91, REMIC, 2.41%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (q)	1,224	130
Interest Only, Series 2018-SA-111, REMIC, 0.76%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (q)	1,851	71
Interest Only, Series 2018-SH-105, REMIC, 2.46%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (q)	1,192	125
Interest Only, Series 2018-SK-124, REMIC, 2.41%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (q)	1,428	153
Interest Only, Series 2018-SA-166, REMIC, 2.36%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (q)	1,321	134
Interest Only, Series 2019-SH-92, REMIC, 2.31%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (q)	1,293	139
Interest Only, Series 2022-IB-218, REMIC, 3.00%, 07/20/50	558	95
Interest Only, Series 2020-SC-115, REMIC, 0.41%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (q)	3,310	128
Interest Only, Series 2020-BS-112, REMIC, 2.46%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (q)	2,673	327
Interest Only, Series 2020-SD-142, REMIC, 2.51%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (q)	2,234	310
Interest Only, Series 2020-TI-151, REMIC, 2.50%, 10/20/50	3,726	571
Interest Only, Series 2022-AI-112, REMIC, 2.50%, 10/20/50	1,258	194
Interest Only, Series 2020-SH-146, REMIC, 2.51%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (q)	2,092	298
Interest Only, Series 2020-MI-154, REMIC, 3.00%, 10/20/50	3,191	551
Interest Only, Series 2020-AI-173, REMIC, 2.50%, 11/20/50	3,839	588
Interest Only, Series 2020-DI-167, REMIC, 2.50%, 11/20/50	4,082	594
Interest Only, Series 2020-HI-173, REMIC, 2.50%, 11/20/50	3,987	606
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	4,670	703
Interest Only, Series 2020-YI-165, REMIC, 2.50%, 11/20/50	3,963	610
Interest Only, Series 2020-SD-167, REMIC, 2.51%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (q)	2,187	305
Interest Only, Series 2020-BI-188, REMIC, 2.50%, 12/20/50	4,086	632
Interest Only, Series 2020-SU-189, REMIC, 2.51%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (q)	2,038	276
Interest Only, Series 2020-UH-191, REMIC, 3.50%, 12/20/50	2,961	566
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	6,900	1,007
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (q)	7,641	69
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (q)	5,179	79
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (q)	2,943	70
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	3,242	384
Interest Only, Series 2021-BI-149, REMIC, 3.00%, 08/20/51	3,274	526
Interest Only, Series 2021-NI-138, REMIC, 3.00%, 08/20/51	3,697	475
Interest Only, Series 2021-SA-158, REMIC, 0.03%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (q)	4,486	122
Interest Only, Series 2021-BI-160, REMIC, 3.00%, 09/20/51	3,378	565
Interest Only, Series 2021-IA-159, REMIC, 3.00%, 09/20/51	3,309	531
Interest Only, Series 2021-VI-161, REMIC, 3.00%, 09/20/51	4,326	577
Interest Only, Series 2024-KI-48, REMIC, 2.50%, 10/20/51	3,715	540
Interest Only, Series 2025-JI-62, REMIC, 2.50%, 10/20/51	4,670	557
Interest Only, Series 2021-LI-177, REMIC, 3.00%, 10/20/51	4,936	676
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (q)	12,252	105
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	4,029	591
Interest Only, Series 2023-GI-19, REMIC, 3.00%, 11/20/51	3,437	525
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (q)	7,123	127
Interest Only, Series 2021-SC-221, REMIC, 0.13%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (q)	7,432	195
Interest Only, Series 2022-IO-137, REMIC, 3.00%, 01/20/52	3,638	527
Interest Only, Series 2024-CI-79, REMIC, 3.50%, 02/20/52	3,210	547
Interest Only, Series 2020-BI-H19, REMIC, 2.25%, 11/20/70 (q)	4,215	376
Interest Only, Series 2021-QI-H08, REMIC, 0.23%, 05/20/71 (q)	21,035	642
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Interest Only, Series 2025-MI-48, REMIC, 2.50%, 06/20/51	5,904	884
Interest Only, Series 2022-IO-207, REMIC, 3.00%, 08/20/51	4,865	809
Interest Only, Series 2025-GI-173, REMIC, 3.00%, 11/20/51	7,740	974

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Interest Only, Series 2024-BI-6, REMIC, 3.00%, 12/20/51	3,452	546
Interest Only, Series 2025-IA-120, REMIC, 4.00%, 03/20/52	6,982	1,318
Government National Mortgage Association REMIC Trust 2019-085
Interest Only, Series 2019-IH-90, REMIC, 3.00%, 05/20/48	3,430	506
Government National Mortgage Association REMIC Trust 2024-025
Interest Only, Series 2024-DI-24, REMIC, 3.50%, 11/20/51	2,913	526
		46,157
Commercial Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.78%, 12/25/27 (q)	7,684	54
Interest Only, Series 2019-X-M5, REMIC, 0.49%, 02/25/29 (q)	11,184	125
Interest Only, Series 2019-X-M7, REMIC, 0.33%, 05/25/29 (q)	8,638	74
Interest Only, Series 2019-X-M12, REMIC, 0.56%, 06/25/29 (q)	7,707	118
Interest Only, Series 2019-X-M25, REMIC, 0.12%, 11/25/29 (q)	24,095	95
Interest Only, Series 2022-X2-M4, REMIC, 0.18%, 05/25/30 (q)	34,805	240
Interest Only, Series 2020-X2-M13, REMIC, 1.22%, 09/25/30 (q)	3,196	100
Interest Only, Series 2019-X2-M21, REMIC, 1.28%, 02/25/31 (q)	3,346	150
Interest Only, Series 2019-2XA-M24, REMIC, 1.15%, 03/25/31 (q)	3,376	153
Interest Only, Series 2021-X1-M23, REMIC, 0.53%, 11/25/31 (q)	11,940	200
Interest Only, Series 2020-X4-M10, REMIC, 0.88%, 07/25/32 (q)	11,532	438
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 9.63%, (SOFR 30-Day Average + 5.91%), 11/25/28 (q) (r)	246	235
Government National Mortgage Association
Interest Only, Series 2021-IO-94, REMIC, 0.83%, 02/16/63 (q)	6,631	394
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (q)	4,416	223
Interest Only, Series 2023-IO-179, REMIC, 0.61%, 09/16/63 (q)	9,479	410
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (q)	7,218	438
Interest Only, Series 2025-IO-21, REMIC, 0.95%, 04/16/65 (q)	1,431	100
Interest Only, Series 2024-AI-170, REMIC, 0.76%, 10/16/65 (q)	5,859	363
Interest Only, Series 2024-IO-158, REMIC, 1.08%, 12/16/65 (q)	7,755	587
Interest Only, Series 2024-IO-170, REMIC, 1.00%, 03/16/66 (q)	1,662	117
		4,614
Total Government And Agency Obligations (cost $57,752)		50,771
OTHER EQUITY INTERESTS 0.3%
Acropolis Infrastructure Acquisition Corp. (c) (g) (s)	17	—
Altaba Inc. (c) (g) (s)	2,007	2,519
Amyris, Inc. (c) (g) (i) (s)	2,856	—
Danimer Scientific, Inc. (c) (g) (i) (s)	672	—
Pershing Square Tontine Holdings, Ltd. (c) (g) (s)	31	—
Zalatoris Acquisition Escrow (c) (g) (s)	13	—
Total Other Equity Interests (cost $4,413)		2,519
SENIOR FLOATING RATE INSTRUMENTS 0.1%
Energy 0.1%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 6.79%, (1 Month Term SOFR + 3.00%), 06/30/27 (q)	5	4
2020 Letter Of Credit, 8.25%, (SOFR + 4.75%), 06/30/27 (g) (q)	321	266
2020 Take Back Term Loan, 7.79%, (1 Month Term SOFR + 4.00%), 12/31/27 (n) (q)	431	353
Lealand Reficar Term Loan
Term Loan, 11.17%, (SOFR +7.50), 06/30/27 (d) (n) (q)	4	4
		627
Communication Services 0.0%
Avaya, Inc.
2023 Exit Term Loan, 11.17%, (1 Month Term SOFR + 7.50%), 08/01/28 (q)	266	236
Information Technology 0.0%
Cornerstone OnDemand, Inc.
2021 Term Loan, 7.54%, (1 Month Term SOFR + 3.75%), 09/08/26 (q)	32	23
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (c) (g) (l) (q)	43	—
Vision Solutions, Inc.
2021 Incremental Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 04/24/28 (q)	32	24
		47
Total Senior Floating Rate Instruments (cost $1,110)		910
RIGHTS 0.0%
ABIOMED, Inc. (c) (g)	2	4
Aimei Health Technology Co., Ltd. (c)	15	5
Akouos, Inc. (c) (g)	14	7
AmpliTech Group, Inc. (c)	13	2
Axiom Intelligence Acquisition Corp 1 (c)	8	1
Barclays PLC (c)	42	4
BEST SPAC I Acquisition Corp. (c)	2	—
Bristol-Myers Squibb Company (c) (g)	25	25
Cal Redwood Acquisition Corp. (c)	7	1
Cayson Acquisition Corp. (c)	7	1
Drugs Made In America Acquisition Corp. (c)	25	1
Emmis Acquisition Corp. (c)	8	1
ESH Acquisition Corp. (c)	16	2
GSR IV Acquisition Corp. (c)	4	8
Inhibrx, Inc. (c) (g)	11	8
Jena Acquisition Corporation II (c)	18	2
K&F Growth Acquisition Corp. II (c)	11	1
Kochav Defense Acquisition Corp. (c)	52	11
Lakeshore Acquisition III Corp. (c)	20	4
Mountain Lake Acquisition Corp. (c)	33	9
Oyster Enterprises II Acquisition Corp (c)	43	6
Pershing Square SPARC Holdings, Ltd. (c) (g)	7	2
Sizzle Acquisition Corp. (c)	50	10
Soulpower Acquisition Corp. (c)	37	7
Tavia Acquisition Corp. (c)	19	3
Thayer Ventures Acquisition Corporation II (c)	13	2
Treehouse Foods, Inc. (c) (g)	29	50
UY Scuti Acquisition Corp. (c)	16	2
Total Rights (cost $174)		179
WARRANTS 0.0%
AA Mission Acquisition Corp. II (c)	15	2
Agriculture & Natural Solutions Acquisition Corp. (c)	7	1
Alchemy Investments Acquisition Corp 1 (c)	9	1
Aldel Financial II Inc. (c)	14	4
Altenergy Acquisition Corp. (c)	3	—
Archimedes Tech Spac Partners II Co. (c)	9	5
Armada Acquisition Corp. II (c)	6	4
Berto Acquisition Corp. (c)	2	—
Blue Water Acquisition Corp. III (c)	9	4
Cartesian Growth Corp III (c)	5	3
Cartesian Growth Corporation II (c)	3	—
Copley Acquisition Corp. (c)	19	3
Dune Acquisition Corporation II (c)	22	6
Electriq Power Holdings, Inc. (c) (g)	4	—
Fact II Acquisition Corp. (c)	3	1
Galata Acquisition Corp. II (c)	3	1
GameStop Corp. (a) (c)	1	3
Gesher Acquisition Corp. II (c)	5	1
Goal Acquisitions Corp. (c) (g)	45	—
Gores Holdings X, Inc. (c)	6	3
Graf Global Corp. (c)	4	1
iLearningEngines, Inc. (c) (g)	14	—
Iron Horse Acquisitions Corp. (c) (g)	11	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Jaws Mustang Acquisition Corp. (c)	12	—
Keen Vision Acquisition Corporation (c)	25	1
Launch Two Acquisition Corp. (c)	6	1
LightWave Acquisition Corp. (c)	11	3
Live Oak Acquisition Corp V (c)	4	5
Maxeon Solar Technologies, Ltd. (c) (g)	81	—
New Providence Acquisition Corp. III (c)	17	3
Newbury Street Acquisition Corporation (c)	10	2
NewHold Investment Corp. III (c)	5	2
Open Doors Technology Inc. - Series A (a) (c)	—	—
Open Doors Technology Inc. - Series K (a) (c)	—	—
Open Doors Technology Inc. - Series Z (a) (c)	—	—
Oxley Bridge Acquisition Ltd. (c)	5	1
Perimeter Acquisition Corp. I (c)	3	2
Pioneer Acquisition I Corp (c)	20	4
Republic Digital Acquisition Company (c)	2	1
Roman DBDR Acquisition Corp. II (c)	7	1
Ross Acquisition Corp. II (c) (g)	1	—
SIM Acquisition Corp. I (c)	23	6
Spark I Acquisition Corp. (c)	10	2
Stellar V Capital Corp. (c)	5	1
Target Global Acquisition I Corp. (c) (g)	6	—
Tevogen Bio Holdings Inc. (c)	4	—
Texas Ventures Acquisition III Corp (c)	5	3
Titan Acquisition Corp. (c)	34	9
Voyager Acquisition Corp. (c)	8	1
Wen Acquisition Corp. (c)	9	3
Total Warrants (cost $114)		95
SHORT TERM INVESTMENTS 29.5%
Investment Companies 24.1%
JNL Government Money Market Fund - Class I, 3.53% (t) (u)	224,678	224,678
U.S. Treasury Bill 5.0%
Treasury, United States Department of
3.72%, 04/16/26 (v)	24,600	24,563
3.57%, 07/09/26 (v)	22,800	22,573
		47,136
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (t) (u)	3,543	3,543
Total Short Term Investments (cost $275,363)		275,357
Total Investments 127.6% (cost $1,065,061)		1,190,067
Total Securities Sold Short (34.0)% (proceeds $265,431)		(317,010)
Total Purchased Options 0.0% (cost $64)		5
Other Derivative Instruments (0.0)%		(265)
Other Assets and Liabilities, Net 6.4%		59,518
Total Net Assets 100.0%		932,315

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security is subject to a written call option.

(c) Non-income producing security.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Shares subject to merger appraisal rights.

(f) All or a portion of the security was on loan as of March 31, 2026.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Convertible security.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $89,569 and 9.6% of the Fund.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(q) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(r) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

(v) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (34.0%)
COMMON STOCKS (27.6%)
Information Technology (15.9%)
A10 Networks, Inc.	(1)	(29)
Adtran Holdings, Inc.	(25)	(320)
Advanced Energy Industries, Inc.	(5)	(1,738)
Akamai Technologies, Inc.	(8)	(930)
Alarm.Com Holdings, Inc.	(1)	(29)
Applied Digital Corporation	(149)	(3,529)
Applied Optoelectronics, Inc.	(37)	(3,147)
ASML Holding N.V. - ADR	(3)	(4,577)
Aurora Innovations Inc. - Class A	(63)	(260)
Avnet, Inc.	(4)	(219)
Bitdeer Technologies Group - Class A	(3)	(30)
Blackline, Inc.	(6)	(204)
Box, Inc. - Class A	(1)	(28)
Camtek Ltd.	—	(59)
Canadian Solar Inc.	(11)	(153)
Check Point Software Technologies Ltd.	—	(35)
Cipher Mining Inc.	(270)	(3,475)
Cleanspark Inc.	(5)	(39)
Cloudflare, Inc. - Class A	(11)	(2,173)
Cohu, Inc.	(29)	(896)
CommVault Systems, Inc.	—	(4)
Core Scientific, Inc.	(171)	(2,564)
Coreweave, Inc. - Class A	(1)	(49)
Datadog, Inc. - Class A	—	(25)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
DigitalOcean Holdings, Inc.	(29)	(2,474)
Dropbox, Inc. - Class A	(21)	(472)
Fastly, Inc. - Class A	(43)	(1,259)
Guidewire Software, Inc.	—	(40)
Impinj, Inc.	—	(39)
Indie Semiconductor, Inc. - Class A	(204)	(656)
InterDigital, Inc.	(27)	(8,106)
IREN Limited	(225)	(7,713)
Itron, Inc.	(1)	(92)
KLA Corporation	(5)	(7,375)
Lenovo Group Limited	(960)	(1,136)
Life360, Inc.	(1)	(41)
Lumentum Holdings Inc.	(23)	(15,835)
MACOM Technology Solutions Holdings, Inc.	—	(101)
Microchip Technology Incorporated	(4)	(238)
Mirion Technologies (US), Inc. - Class A	(9)	(176)
MKS Inc.	(12)	(2,734)
Nebius Group N.V. - Class A (a)	(93)	(9,630)
NetApp, Inc.	(57)	(5,828)
Nutanix, Inc. - Class A	(1)	(51)
ON Semiconductor Corporation	(19)	(1,200)
OSI Systems, Inc.	(4)	(1,114)
Pagaya Technologies, Ltd. - Class A	(47)	(551)
Palo Alto Networks, Inc.	(1)	(216)
Penguin Solutions, Inc.	(37)	(646)
Progress Software Corporation	—	(9)
Rubrik, Inc. - Class A	(1)	(28)
Seagate Technology Holdings Public Limited Company	(52)	(20,365)
Semtech Corporation	(19)	(1,435)
Snowflake Inc. - Class A	(6)	(894)
SolarEdge Technologies Ltd.	(30)	(1,515)
Super Micro Computer, Inc.	(25)	(561)
TeraWulf Inc.	(220)	(3,169)
Ultra Clean Holdings, Inc.	(1)	(57)
Unity Software Inc.	(2)	(39)
Varonis Systems, Inc.	(4)	(82)
Veeco Instruments Inc.	(18)	(594)
Viavi Solutions Inc.	(36)	(1,192)
Vishay Intertechnology, Inc.	(30)	(541)
Western Digital Corporation	(93)	(25,152)
Workiva Inc. - Class A	(2)	(147)
Zscaler, Inc.	—	(3)
		(148,018)
Industrials (3.7%)
ACCO Brands Corporation	(200)	(599)
Array Tech, Inc.	(9)	(64)
Astronics Corporation	(6)	(407)
Bloom Energy Corporation - Class A	(131)	(17,778)
Cintas Corporation	(1)	(142)
Deluxe Corporation	(54)	(1,494)
Energy Vault Holdings, Inc.	(26)	(86)
Eos Energy Enterprises, Inc. - Class A	(112)	(557)
Fluence Energy, Inc. - Class A	(23)	(322)
Fluor Corporation	(18)	(841)
FREYR Battery	(7)	(31)
Grab Holdings Limited - Class A	(14)	(50)
Granite Construction Incorporated	(22)	(2,600)
Greenbrier Companies, Inc., The	(15)	(781)
Intuitive Machines, Inc. - Class A	(63)	(1,176)
JBT Marel Corporation	(5)	(587)
Lyft, Inc. - Class A	(4)	(57)
Masco Corporation	(21)	(1,255)
Millerknoll, Inc.	(30)	(439)
Parsons Corporation	(3)	(188)
Pitney Bowes Inc.	(14)	(152)
Planet Labs Inc. - Class A	(88)	(2,448)
Plug Power Inc.	(83)	(187)
Tetra Tech, Inc.	(6)	(180)
Union Pacific Corporation	(1)	(307)
Werner Enterprises, Inc.	(22)	(636)
Xometry, Inc. - Class A	(17)	(689)
		(34,053)
Consumer Discretionary (2.9%)
Alibaba Group Holding Limited - ADR	(3)	(399)
AutoZone, Inc.	(1)	(3,006)
Best Buy Co., Inc.	(48)	(3,102)
Cheesecake Factory Incorporated, The	(3)	(157)
Cricut, Inc. - Class A	(195)	(728)
D.R. Horton, Inc.	(8)	(1,096)
DoorDash, Inc. - Class A	—	(23)
GameStop Corp. - Class A	(27)	(615)
Groupon, Inc.	(1)	(12)
H World Group Limited - ADR	(45)	(2,270)
Home Depot, Inc., The	(13)	(4,134)
Lennar Corporation - Class A	(7)	(635)
Li Auto Inc. - ADR	(1)	(23)
MakeMyTrip Limited	—	(13)
Mister Car Wash, Inc.	(107)	(745)
Norwegian Cruise Line Holdings Ltd.	(14)	(271)
Patrick Industries, Inc.	(6)	(706)
Peloton Interactive, Inc. - Class A	(17)	(74)
Realreal, Inc., The	(64)	(584)
Rivian Automotive, Inc. - Class A	(2)	(31)
Stride, Inc.	(40)	(3,526)
Toll Brothers, Inc.	(13)	(1,801)
Trip.com Group Limited - ADR	(2)	(81)
Wayfair Inc. - Class A	(44)	(3,341)
		(27,373)
Health Care (1.7%)
Alphatec Holdings, Inc.	(1)	(12)
ANI Pharmaceuticals, Inc.	—	(31)
Arrowhead Pharmaceuticals Inc	(8)	(488)
Ascendis Pharma A/S - ADR	(1)	(230)
BioMarin Pharmaceutical Inc.	—	(16)
Boston Scientific Corporation	—	(28)
Bridgebio Pharma, Inc.	(38)	(2,849)
Cogent Biosciences, Inc.	(1)	(42)
Collegium Pharmaceutical, Inc.	(1)	(48)
CorMedix Inc.	(27)	(180)
CRISPR Therapeutics AG	(8)	(364)
Cytokinetics, Incorporated	(2)	(134)
DexCom, Inc.	(1)	(88)
Enovis Corporation	(5)	(111)
Guardant Health, Inc.	(8)	(742)
Haemonetics Corporation	(1)	(70)
Hims & Hers Health, Inc. - Class A	(2)	(36)
Indivior Pharmaceuticals, Inc.	(1)	(31)
Inotiv, Inc.	(53)	(14)
Ionis Pharmaceuticals, Inc.	(9)	(672)
Lantheus Holdings, Inc.	(7)	(555)
LeMaitre Vascular, Inc.	(1)	(59)
Ligand Pharmaceuticals Incorporated	—	(78)
LivaNova PLC	(7)	(464)
Mirum Pharmaceuticals, Inc.	(42)	(3,925)
Omnicell, Inc.	(1)	(32)
Pacira Pharmaceuticals, Inc.	(9)	(213)
Pharming Group N.V.	(317)	(537)
PTC Therapeutics, Inc.	(26)	(1,758)
Sarepta Therapeutics, Inc.	(3)	(75)
Tandem Diabetes Care, Inc.	(6)	(120)
Telix Pharmaceuticals Limited	(7)	(65)
Tempus AI, Inc. - Class A	—	(21)
TransMedics Group, Inc.	(12)	(1,228)
Zoetis Inc. - Class A	(3)	(297)
		(15,613)
Financials (1.2%)
Affirm Holdings, Inc. - Class A	(5)	(235)
American Coastal Insurance Corporation	(54)	(606)
Baldwin Insurance Group, Inc. , The - Class A	(23)	(515)
Coinbase Global, Inc. - Class A	—	(30)
Encore Capital Group, Inc.	(11)	(773)
Galaxy Digital Inc. - Class A	(48)	(889)
HA Sustainable Infrastructure Capital, Inc.	(2)	(69)
Oscar Health, Inc. - Class A	(10)	(110)
Ping An Insurance (Group) Company of China, Ltd. - Class H	(496)	(3,834)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Shift4 Payments, LLC - Class A	—	(11)
SoFi Technologies, Inc.	(142)	(2,250)
Upstart Holdings, Inc.	(7)	(188)
Western Union Company, The	(85)	(741)
WisdomTree, Inc.	(35)	(516)
		(10,767)
Materials (0.7%)
B2Gold Corp.	(26)	(120)
Endeavour Silver Corp.	(6)	(60)
Equinox Gold Corp.	(203)	(2,942)
First Majestic Silver Corp.	(10)	(206)
Fortuna Mining Corp.	(71)	(704)
Sherwin-Williams Company, The	(3)	(821)
Silvercorp Metals Inc.	(140)	(1,509)
		(6,362)
Communication Services (0.6%)
AST Spacemobile, Inc. - Class A	(6)	(471)
EchoStar Corporation - Class A	(8)	(950)
Live Nation Entertainment, Inc.	(22)	(3,423)
Match Group, Inc.	(2)	(54)
Optimum Communications, Inc. - Class A	(500)	(650)
Sirius XM Holdings Inc.	(2)	(54)
Sphere Entertainment Co. - Class A	(3)	(319)
Ziff Davis, Inc.	(1)	(40)
		(5,961)
Energy (0.5%)
Denison Mines Corp.	(128)	(455)
Devon Energy Corporation	(17)	(868)
Golar LNG Limited	(3)	(141)
Green Plains Inc.	(4)	(60)
Solaris Energy Infrastructure, Inc. - Class A	(48)	(2,729)
Transocean Ltd. (a)	(26)	(173)
World Kinect Corporation	(7)	(159)
		(4,585)
Utilities (0.3%)
Evergy, Inc.	(33)	(2,727)
Ormat Technologies, Inc.	(3)	(354)
PG&E Corporation	(3)	(55)
		(3,136)
Real Estate (0.1%)
Compass, Inc. - Class A	(12)	(89)
Kite Realty Naperville, LLC	(2)	(57)
Open Doors Technology Inc. - Class A	(233)	(1,092)
StorageVault Canada Inc.	(5)	(16)
		(1,254)
Consumer Staples (0.0%)
Herbalife Nutrition Ltd.	(10)	(153)
Oddity Tech Ltd. - Class A	(3)	(41)
Premium Brands Holdings Corporation	—	(9)
Spectrum Brands Holdings, Inc.	—	(35)
		(238)
Total Common Stocks (proceeds $219,057)		(257,360)
INVESTMENT COMPANIES (5.1%)
State Street SPDR S&P 500 ETF	(58)	(37,475)
VanEck Semiconductor ETF	(25)	(9,731)
Total Investment Companies (proceeds $33,948)		(47,206)
GOVERNMENT AND AGENCY OBLIGATIONS (1.2%)
U.S. Treasury Note (1.2%)
Treasury, United States Department of
3.38%, 02/29/28	(3,409)	(3,383)
3.50%, 03/15/29	(2,586)	(2,564)
3.50%, 09/30/29	(2,939)	(2,905)
3.50%, 02/28/31	(2,116)	(2,075)
3.88%, 09/30/32	(153)	(151)
3.75%, 02/28/33	(206)	(201)
Total Government And Agency Obligations (proceeds $11,262)		(11,279)
CORPORATE BONDS AND NOTES (0.0%)
Consumer Discretionary (0.0%)
Cracker Barrel Old Country Store, Inc.
1.75%, 09/15/30 (b) (c)	(99)	(77)
Total Corporate Bonds And Notes (proceeds $77)		(77)
SHORT TERM INVESTMENTS (0.1%)
Treasury Securities (0.1%)
Treasury, United States Department of
3.70%, 12/24/26	(1,117)	(1,088)
Total Short Term Investments (proceeds $1,087)		(1,088)
Total Securities Sold Short (34.0%) (proceeds $265,431)		(317,010)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of March 31, 2026, the value and the percentage of net assets of these liquid securities was $77 and 0.0%, respectively.

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	235,012	186,211	196,545	1,984	—	—	224,678	24.1
JNL Government Money Market Fund, 3.63% - Class SL	1,154	6,686	4,297	7	—	—	3,543	0.4
	236,166	192,897	200,842	1,991	—	—	228,221	24.5

JNL Multi-Manager Alternative Fund — Private Fund Investments
	Lockup Period	Redemption Notice	Termination Date
WCM Partners Fund

An evergreen hybrid fund seeking to invest in high quality businesses with growing moats and strong corporate cultures across both public equities and pre-IPO private companies. The fund will target roughly 40-50 investments domiciled within and outside the U.S.

	2 Years	90 Days	N/A

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/17/19	3,331	3,962	0.4
AMS-Osram AG, 10.50%, 03/30/29	07/17/25	256	254	—
Delivery Hero SE	01/21/22	349	118	—
Delivery Hero SE, 1.50%, 01/15/28	02/05/24	92	108	—
Delivery Hero SE, 3.25%, 02/21/30	07/22/24	97	108	—
Grab Holdings Limited, 0.00%, 06/15/30	02/10/26	197	189	—
Lenovo Group Limited, 2.50%, 08/26/29	03/26/25	2,017	1,942	0.2
Meridan Management Ltd.	03/05/21	317	—	—
Nebius Group N.V. - Class A	11/17/25	(9,280)	(9,630)	(1.0)
Pharming Group N.V., 4.50%, 04/25/29	09/24/24	651	816	0.1
Ping An Insurance (Group) Company of China, Ltd., 0.88%, 07/22/29	12/06/24	4,320	4,306	0.5
Realreal, Inc., The, 4.00%, 02/15/31	08/26/25	1,000	991	0.1
Telix Pharmaceuticals Limited, 2.38%, 07/30/29	03/13/26	338	341	—
Transocean Ltd.	03/27/26	(177)	(173)	—
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	62	1	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	120	2	—
Unigel Netherlands Holding Corporation B.V., 0.00%, 12/31/44	02/11/25	26	1	—
WCM Partners Fund	02/27/25	56,042	83,210	8.9
Ziff Davis, Inc., 3.63%, 03/01/28	08/19/25	400	400	0.1
		60,158	86,946	9.3

JNL Multi-Manager Alternative Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Lealand Finance Company B.V., 2020 Senior Letter Of Credit	163	48

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	55	July 2026	11,489	5	(79)
United States 5 Year Note	21	July 2026	2,300	3	(29)
United States Long Bond	30	June 2026	3,511	11	(95)
				19	(203)
Short Contracts
United States Ultra Bond	(27)	June 2026	(3,238)	(6)	91

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
B2Gold Corp.	Call	5.00	04/17/26	10	5	—
Bridgebio Pharma, Inc.	Call	90.00	04/17/26	18	162	1
Bridgebio Pharma, Inc.	Call	85.00	04/17/26	11	94	1
Clearwater Analytics Holdings, Inc.	Put	17.50	06/18/26	2	4	—
Dropbox, Inc.	Call	30.00	04/17/26	18	54	—
Galaxy Digital Inc.	Call	35.00	04/17/26	18	63	—
Guardant Health, Inc.	Call	135.00	04/17/26	16	216	—
Indie Semiconductor, Inc.	Call	5.50	05/15/26	37	20	—
Indie Semiconductor, Inc.	Call	4.00	05/15/26	73	29	1
Pagaya Technologies, Ltd.	Put	10.00	04/17/26	37	37	1
Shift4 Payments, LLC	Call	85.00	04/17/26	13	111	—
State Street SPDR S&P 500 ETF	Call	660.00	04/01/26	40	2,640	1
						5

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Bridgebio Pharma, Inc.	Put	65.00	04/17/26	18	117	(2)
Chart Industries, Inc.	Call	210.00	06/18/26	1	21	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
DigitalBridge Group, Inc.	Call	16.00	04/17/26	1,247	1,995	(11)
DigitalBridge Group, Inc.	Call	16.00	06/18/26	24	38	(1)
Electronic Arts Inc.	Call	210.00	06/18/26	4	84	—
Guardant Health, Inc.	Put	85.00	04/17/26	16	136	(4)
Masimo Corporation	Call	180.00	09/18/26	20	360	(1)
Warner Bros. Discovery, Inc.	Call	29.00	04/17/26	380	1,102	—
Warner Bros. Discovery, Inc.	Call	30.00	04/17/26	254	762	—
Warner Bros. Discovery, Inc.	Call	28.00	04/17/26	72	202	(1)
Warner Bros. Discovery, Inc.	Call	25.00	04/17/26	101	253	(24)
Warner Bros. Discovery, Inc.	Call	27.00	04/17/26	50	135	(3)
						(47)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	GSC	04/22/26	JPY	183,340	1,158	5
USD/AUD	SSB	06/25/26	AUD	(159)	(110)	3
USD/CAD	SSB	06/25/26	CAD	(277)	(200)	3
USD/EUR	JPM	04/01/26	EUR	(210)	(243)	6
USD/EUR	SSB	04/08/26	EUR	(1,281)	(1,482)	(3)
USD/EUR	SSB	06/25/26	EUR	(274)	(318)	—
USD/GBP	GSC	04/15/26	GBP	(1,592)	(2,107)	26
USD/GBP	GSC	08/12/26	GBP	(1,199)	(1,586)	42
USD/GBP	GSC	11/18/26	GBP	(1,688)	(2,228)	54
USD/JPY	GSC	04/22/26	JPY	(183,340)	(1,157)	7
					(8,273)	143

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Headhunter Group PLC‡ (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	13,705	206	(192)
Ozon Holdings PLC‡ (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(48,131)	(558)	6
Public Joint Stock Company Children's World‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	560,770	284	(283)
Public Joint Stock Company Sberbank of Russia‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	41,476	—	20
VK Company Limited‡ (MT)	MSC	Federal Funds Effective Rate -2.13% (MT)	TBD	(137,620)	(249)	11
						(438)

‡Contract for Difference fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/26	—	—	23
Beazley Ireland Holdings PLC (MT)	OBFR +0.85% (Q)	GSC	02/09/27	1,503	—	36
CyberArk Software Ltd. (MT)	OBFR +0.61% (M)	GSC	02/13/27	647	—	(1)
Just Group PLC (MT)	OBFR +0.85% (Q)	GSC	08/01/26	2,045	—	53
Schroders PLC (MT)	OBFR +1.00% (Q)	GSC	02/17/27	2,185	—	(19)
Webster Financial Corporation (MT)	OBFR +0.61% (Q)	GSC	02/12/27	406	—	(15)
Electronic Arts Inc. (MT)	OBFR +0.38% (Q)	JPM	01/26/27	136	—	—
Webster Financial Corporation (MT)	OBFR +0.38% (Q)	JPM	02/24/27	681	—	(31)
					—	46
Total return swap agreements - paying return
Equity
Banco Santander, S.A. (MT)	OBFR -0.45% (Q)	GSC	02/12/27	(2,030)	—	85
Boston Scientific Corporation (MT)	OBFR -0.35% (Q)	GSC	03/12/27	(295)	—	31
Devon Energy Corporation (MT)	OBFR -0.35% (Q)	GSC	03/11/27	(1,598)	—	(178)
Former Charter Communications Parent, Inc. (MT)	OBFR -0.35% (Q)	GSC	01/29/27	(627)	—	76
Galderma Group AG (MT)	OBFR -0.35% (Q)	GSC	03/12/27	(1,805)	—	242
Kimberly-Clark Corporation (MT)	OBFR -0.35% (Q)	GSC	03/06/27	(242)	—	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Skyworks Solutions, Inc. (MT)	OBFR -0.35% (Q)	GSC	02/18/27	(613)	—	61
Transocean Ltd. (MT)	OBFR -0.35% (M)	GSC	03/12/27	(344)	—	(31)
Union Pacific Corporation (MT)	OBFR -0.35% (M)	GSC	11/05/26	(3,135)	—	(244)
VICI Properties Inc. (MT)	OBFR -0.35% (Q)	GSC	02/03/27	(13)	—	—
Banco Santander, S.A. (MT)	OBFR -0.77% (Q)	JPM	02/24/27	(527)	—	47
Devon Energy Corporation (MT)	OBFR -0.25% (Q)	JPM	03/11/27	(277)	—	(34)
Skyworks Solutions, Inc. (MT)	OBFR -0.25% (Q)	JPM	02/26/27	(162)	—	16
Union Pacific Corporation (MT)	OBFR -0.25% (Q)	JPM	08/22/26	(2,325)	—	(70)
					—	18

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other ($)[1]	Total ($)
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	354,649	40,637	671	—	395,957
Corporate Bonds And Notes	—	305,302	—	—	305,302
Private Investment Funds	—	—	—	83,210	83,210
Non-U.S. Government Agency Asset-Backed Securities	—	75,261	506	—	75,767
Government And Agency Obligations	—	50,771	—	—	50,771
Other Equity Interests	—	—	2,519	—	2,519
Senior Floating Rate Instruments[2]	—	644	314	—	958
Rights	83	—	96	—	179
Warrants	94	—	1	—	95
Short Term Investments	228,221	47,136	—	—	275,357
	583,047	519,751	4,107	83,210	1,190,115
Liabilities - Securities
Common Stocks	(251,788)	(5,572)	—	—	(257,360)
Investment Companies	(47,206)	—	—	—	(47,206)
Government And Agency Obligations	—	(11,279)	—	—	(11,279)
Corporate Bonds And Notes	—	(77)	—	—	(77)
Short Term Investments	—	(1,088)	—	—	(1,088)
	(298,994)	(18,016)	—	—	(317,010)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	91	—	—	—	91
Exchange Traded Purchased Options	5	—	—	—	5
Open Forward Foreign Currency Contracts	—	146	—	—	146
OTC Contracts for Difference	—	—	37	—	37
OTC Total Return Swap Agreements	—	664	23	—	687
	96	810	60	—	966
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(203)	—	—	—	(203)
Exchange Traded Written Options	(35)	—	(12)	—	(47)
Open Forward Foreign Currency Contracts	—	(3)	—	—	(3)
OTC Contracts for Difference	—	—	(475)	—	(475)
OTC Total Return Swap Agreements	—	(623)	—	—	(623)
	(238)	(626)	(487)	—	(1,351)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 91.5%
China 14.4%
Alibaba Group Holding Limited (a)	1,334	20,741
Anhui Conch Cement Company Limited - Class A	1,245	4,200
Anhui Gujing Distillery Company Limited - Class B	288	2,578
Baidu, Inc. - Class A - ADR (b) (c)	21	2,353
Bank of Ningbo Co., Ltd. - Class A	1,737	7,659
Bilibili Inc (b) (c)	135	3,036
China Construction Bank Corporation - Class H	8,813	9,518
China Hongqiao Group Limited	1,546	6,987
China Pacific Insurance (Group) Co., Ltd. - Class H	1,375	5,649
China Resources Land Limited	1,189	4,384
Chongqing Brewery Co., Ltd. - Class A	309	2,548
Contemporary Amperex Technology Co., Limited - Class A	186	10,951
eDraco Travel Limited (a)	3,496	8,070
Fuyao Glass Industry Group Co., Ltd. - Class A	160	1,331
Haitian International Holdings Limited	2,783	7,226
Hosa International Limited (b) (d)	7,408	—
iQIYI, Inc. - Class A - ADR (b) (c)	1,966	2,654
J&T Global Express Limited (b) (c)	6,693	8,663
Jack Technology Co., Ltd. - Class A	775	4,317
Jiangsu Zhongtian Technology Co., Ltd. - Class A	3,588	15,881
KE Holdings Inc.	692	3,404
Kweichow Moutai Co., Ltd. - Class A	21	4,396
NetEase, Inc.	410	9,111
PDD Holdings Inc. - ADR (b)	100	10,222
PICC Property and Casualty Company Limited - Class H	1,414	2,609
Ping An Insurance (Group) Company of China, Ltd. - Class H	1,021	7,891
Precision Tsugami (China) Corporation Limited (a)	508	2,231
SANY Heavy Industry Co., Ltd. - Class A	1,954	5,477
Tencent Holdings Limited	354	22,275
Wanhua Chemical Group Co., Ltd. - Class A	304	3,514
		199,876
Taiwan 13.6%
ADDCN Technology Co., Ltd.	608	3,155
ASE Technology Holding Co., Ltd.	688	7,395
Chroma ATE Inc.	135	6,491
Eclat Textile Corporation Ltd.	386	4,044
GFC, Ltd.	82	298
Kerry TJ Logistics Company Limited	1,275	1,225
Lite-On Technology Corporation	2,337	10,637
Lumax International Corp., Ltd.	834	3,038
MediaTek Inc.	312	15,079
Sporton International Inc.	1,307	7,864
Taiwan Semiconductor Manufacturing Company Limited	2,075	118,921
Universal Microwave Technology, Inc.	241	11,290
		189,437
India 11.0%
Adani Energy Solutions Limited (b)	314	3,186
Adani Enterprises Limited	272	5,183
Adani Green Energy (UP) Limited (b)	429	3,782
Adani Ports and Special Economic Zone Limited	305	4,330
Adani Power Limited (b)	3,863	6,301
Ashok Leyland Limited	3,599	6,080
Bharti Airtel Limited	393	7,539
Coal India Ltd Govt Of India Undertaking	60	289
Computer Age Management Services Limited	653	4,401
Federal Bank Ltd., The	4,279	11,960
GMR Airports Limited (b)	2,726	2,490
HDFC Bank Limited	25	199
HDFC Bank Limited - ADR	130	3,241
Hindalco Industries Limited	717	6,785
ICICI Bank Limited	1,755	22,761
ICICI Bank Limited - ADR	47	1,229
Indraprastha Gas Limited	2,384	3,713
ITC Hotels Limited (b)	423	627
ITC Limited	2,285	7,027
JSW Energy Limited	183	923
JSW Steel Limited	225	2,708
KFIN Technologies Limited	224	2,124
Lodha Developers Limited	27	195
Meesho Limited (b)	589	884
Oracle Financial Services Software Limited	29	2,120
Patanjali Foods Limited	459	2,244
Phoenix Mills Limited, The	254	4,088
Power Finance Corporation Limited	732	2,995
Reliance Industries Limited	619	8,984
Shree Cement Limited	23	5,707
Shriram Finance Limited	987	9,331
State Bank of India	288	3,054
Sun Pharma Advanced Research Company Limited	201	3,785
Tata Capital Limited (b)	975	3,182
		153,447
Brazil 10.8%
American Beverage Co Ambev - ADR (c)	1,402	4,095
B3 S.A. - Brasil, Bolsa, Balcao	778	2,763
Banco BTG Pactual S.A.	572	6,245
BRBI BR Partners S.A.	1,290	4,811
Caixa Seguridade Participacoes S/A	4,026	14,162
Centrais Eletricas Brasileiras S/A - Eletrobras	537	6,069
Companhia De Saneamento Basico Do Estado De Sao Paulo-Sabesp	592	18,122
Companhia Paranaense De Energia	584	1,741
Embraer S.A.	186	2,760
Embraer S.A. - ADR	50	2,942
Eneva S.A. (b)	759	3,599
Equatorial Energia S.A.	390	3,079
Gps Participacoes E Empreendimentos S.A.	2,715	8,686
Inter & Co, Inc. - Class A	1,291	10,273
NU Holdings Ltd. - Class A (b)	252	3,620
Petroleo Brasileiro S/A Petrobras. - ADR	1,000	20,760
Prio S.A. (b)	1,274	16,312
Rede D'or Sao Luiz S.A.	891	6,692
Tegma Gestao Logistica S/A	1,370	8,254
Vale S.A. - ADR	120	1,916
Vivara Participacoes S.A.	527	2,625
		149,526
South Korea 9.7%
Coupang, Inc. - Class A (b)	232	4,373
Coway Co., Ltd.	55	2,609
Hanwha Aerospace Co., Ltd.	5	4,490
HD Hyundai Marine Solution Co., Ltd.	88	10,602
Hyundai Motor Company	13	3,928
Hyundai Rotem Company	26	2,985
JVM Co., Ltd.	107	1,665
Leeno Industrial Inc.	33	2,137
Nice Information Service Co., Ltd.	632	6,676
S-1 Corporation	136	7,667
Samsung Electronics Co., Ltd.	271	31,802
Samsung Fire & Marine Insurance Co., Ltd.	5	1,399
Samsung Life Insurance Co., Ltd.	53	7,549
Shinhan Financial Group Co., Ltd.	156	9,207
SK Hynix Inc.	42	24,038
SK Square Co., Ltd. (b)	28	9,175
ST Pharm Co., Ltd.	48	4,708
		135,010
Mexico 4.4%
America Movil, S.A.B. De C.V.	2,053	2,610
BBB Foods Inc. - Class A (b)	152	5,371
CEMEX S.A.B. de C.V. - ADR	1,520	17,386
Corporacion Moctezuma S.A.B. de C.V. (c)	2,249	9,914
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (c)	247	6,064
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	10	2,571
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	3	910
Grupo Financiero Banorte, S.A.B. de C.V.	338	3,738
Grupo Mexico, S.A.B. de C.V. - Class B	483	5,169
Qualitas Controladora, S.A.B. de C.V. (c)	710	6,815
		60,548

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Singapore 3.1%
DBS Group Holdings Ltd.	73	3,249
Haw Par Corporation Limited (c)	779	10,268
Riverstone Holdings Limited (c)	7,989	4,276
Sea Limited - Class A - ADR (b)	129	10,646
Seatrium Limited (c)	3,773	7,005
Singapore Technologies Engineering Ltd.	69	580
Singapore Telecommunications Limited	1,800	6,951
		42,975
Indonesia 2.0%
PT Bank Mandiri (Persero) Tbk.	21,579	6,048
PT. Avia Avian	191,903	4,159
PT. Bank Central Asia Tbk	15,576	5,965
PT. Bank Rakyat Indonesia (Persero) Tbk	21,602	4,253
PT. Dayamitra Telekomunikasi	55,657	1,791
PT. Sarana Menara Nusantara	162,116	4,682
PT. Semen Indonesia Tbk Disingkat Pt Semen Indonesia (persero) Tbk	5,256	769
		27,667
Hong Kong 2.0%
AIA Group Limited	606	6,672
Futu Holdings Limited - ADR (b)	33	4,504
Melco Resorts & Entertainment Limited - ADR (b)	572	3,249
Wasion Holdings Limited	2,292	8,302
Xinyi Glass Holdings Limited (c)	3,920	4,915
		27,642
Thailand 1.9%
Airports of Thailand Public Company Limited	1,227	1,966
Bangkok Dusit Medical Services Public Company Limited.	2,577	1,469
Humanica Public Company Limited	9,601	1,204
KASIKORNBANK Public Company Limited	331	1,929
Krungthai Bank Public Company Limited	2,758	2,957
Siam Commercial Bank Public Company Limited, The	755	3,313
True Corporation Public Company Limited - NVDR	23,918	10,545
Union Auction Public Company Limited	24,952	3,803
		27,186
South Africa 1.7%
Capitec Bank Holdings	26	6,371
Clicks Group	253	4,350
FirstRand Limited (c)	1,985	10,118
Woolworths Holdings Limited	794	2,395
		23,234
Saudi Arabia 1.6%
Al Rajhi Banking and Investment Corporation	112	3,187
BUPA Arabia for Cooperative Insurance Company	84	3,945
Saudi Arabian Oil Company (a)	474	3,462
Saudi British Bank	107	1,070
Saudi National Bank, The	955	10,643
		22,307
Malaysia 1.5%
Carlsberg Brewery Malaysia Berhad	977	4,073
CIMB Group Holdings Berhad	4,417	8,269
Heineken Malaysia Berhad	1,499	8,405
		20,747
Poland 1.5%
Allegro.eu (a) (b)	916	6,555
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	112	2,639
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	354	6,159
XTB Spolka Akcyjna	210	5,382
		20,735
United Arab Emirates 1.5%
Adnoc Drilling Company PJSC	4,184	5,845
Adnoc Gas	3,068	2,677
Aldar Properties - P J S C	526	1,121
Alpha Dhabi Holding	1,329	2,497
First Abu Dhabi Bank P.J.S.C.	638	2,955
International Holdings Company P.J.S.C. - Dubai Branch (b)	52	5,560
NMC Health PLC (d)	119	—
		20,655
Greece 1.4%
Eurobank S.A. (b)	330	1,315
National Bank of Greece S.A. - Class R	152	2,338
Optima Bank S.A.	451	4,443
Piraeus Bank S.A. (b)	1,471	11,984
		20,080
United States of America 1.4%
Coca-Cola Company, The	39	2,960
Cognizant Technology Solutions Corporation - Class A	88	5,406
ESAB Corporation	33	3,153
Philip Morris International Inc.	50	8,281
		19,800
Peru 1.2%
Credicorp Ltd.	37	12,660
Ferreycorp S.A.A.	3,940	4,608
		17,268
United Kingdom 1.0%
BP P.L.C.	1,188	9,337
Unilever PLC - ADR	73	4,169
		13,506
Switzerland 0.9%
Coca-Cola HBC AG	56	3,148
Glencore PLC	658	4,995
VAT Group AG (a)	8	4,883
		13,026
France 0.9%
TotalEnergies SE	139	12,762
Hungary 0.8%
OTP Bank Nyrt.	98	10,541
Netherlands 0.7%
Prosus N.V. - Class N (c)	206	9,547
Sweden 0.6%
Epiroc Aktiebolag - Class B	388	8,292
Kazakhstan 0.5%
Joint Stock Company Kaspi.Kz - ADR (a)	101	7,486
Argentina 0.4%
Grupo Financiero Galicia S.A. - Class B - ADR (c)	36	1,701
Tenaris S.A.	134	3,928
		5,629
Turkey 0.3%
TAV Havalimanlari Holding Anonim Sirketi - Class A	638	4,452
Philippines 0.2%
International Container Terminal Services, Inc.	262	3,009
Austria 0.2%
Erste Group Bank AG	21	2,293
Belgium 0.1%
Anheuser-Busch InBev	15	1,013
Chile 0.1%
Banco Internacional	5,044	917
Italy 0.1%
Eni S.P.A.	29	832
Eni S.P.A. - ADR (c)	1	38
		870
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (d)	627	—
Public Joint Stock Company Lukoil Oil Company - ADR (a) (b) (d)	47	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	200	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (d)	101	—
Public Joint Stock Company Novatek (a) (b) (d)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (d)	1	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	544	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	2,990	—
Total Common Stocks (cost $1,107,897)		1,271,483
PREFERRED STOCKS 3.6%
Brazil 2.5%
Banco Bradesco S/A. (e)	1,821	6,742
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class C (b)	139	1,521
Gerdau S.A.	1,803	6,600
Itau Unibanco Holding S.A. (e)	728	6,114
Petroleo Brasileiro S/A Petrobras. (e)	1,465	13,736
		34,713
South Korea 1.1%
Samsung Electronics Co., Ltd., 1.00% (f)	192	15,267
Total Preferred Stocks (cost $41,270)		49,980
SHORT TERM INVESTMENTS 5.5%
Investment Companies 4.7%
JNL Government Money Market Fund - Class I, 3.53% (g) (h)	43,217	43,217
T. Rowe Price Government Reserve Fund, 3.66% (g) (h)	22,115	22,115
		65,332
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.63% (g) (h)	11,317	11,317
Total Short Term Investments (cost $76,649)		76,649
Total Investments 100.6% (cost $1,225,816)		1,398,112
Other Derivative Instruments (0.0)%		(7)
Other Assets and Liabilities, Net (0.6)%		(8,743)
Total Net Assets 100.0%		1,389,362

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Convertible security.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	12,479	155,670	124,932	297	—	—	43,217	3.1
JNL Government Money Market Fund, 3.63% - Class SL	11,786	32,962	33,431	134	—	—	11,317	0.8
T. Rowe Price Government Reserve Fund, 3.66%	24,838	29,368	32,091	157	—	—	22,115	1.6
	49,103	218,000	190,454	588	—	—	76,649	5.5

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	02/12/25	18,391	20,741	1.5
Allegro.eu	09/01/22	5,636	6,555	0.5
eDraco Travel Limited	06/06/23	8,395	8,070	0.6
Joint Stock Company Kaspi.Kz	01/19/24	8,180	7,486	0.5
Precision Tsugami (China) Corporation Limited	02/02/26	2,735	2,231	0.2
Public Joint Stock Company Gazprom	06/24/21	5,367	—	—
Public Joint Stock Company Lukoil Oil Company	01/15/21	3,890	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/03/24	541	—	—
Public Joint Stock Company Mobile Telesystems	11/16/20	876	—	—
Public Joint Stock Company Novatek	11/13/20	2,678	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Sberbank of Russia	03/09/21	2,176	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/16/20	4,462	—	—
Saudi Arabian Oil Company	10/22/24	3,380	3,462	0.2
VAT Group AG	04/15/25	2,880	4,883	0.3
		69,746	53,428	3.8

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ZAR	CIT	04/01/26	ZAR	(13,911)	(822)	(7)
USD/ZAR	SSB	04/01/26	ZAR	(1,451)	(86)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	BOA	04/01/26	ZAR	877	52	1
					(856)	(7)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	303,007	968,476	—	1,271,483
Preferred Stocks	34,713	15,267	—	49,980
Short Term Investments	76,649	—	—	76,649
	414,369	983,743	—	1,398,112
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(8)	—	(8)
	—	(8)	—	(8)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 90.7%
Industrials 28.0%
Acosta, Inc.
2024 Term Loan B, 9.22%, (6 Month Term SOFR + 5.50%), 08/21/31 (a)	333	324
Advantage Sales & Marketing, Inc.
2026 First Out Term Loan, 9.66%, (3 Month Term SOFR + 6.00%), 04/19/30 (a)	507	380
AI Aqua Merger Sub, Inc.
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 07/31/28 (a) (b)	25	25
2026 Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 07/31/28 (a)	2,118	2,112
2026 Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 07/31/28 (a)	2,119	2,112
Air Canada
2024 Term Loan B, 5.42%, (3 Month Term SOFR + 1.75%), 03/14/31 (a)	249	247
Air Comm Corporation, LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/21/31 (a) (b)	27	27
2025 Term Loan, 6.42%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	537	537
2025 Term Loan, 6.44%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	7	7
AIT Worldwide Logistics, Inc
2025 Repriced Term Loan, 7.67%, (3 Month Term SOFR + 4.00%), 04/08/30 (a)	544	545
AlixPartners, LLP
2025 USD Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 07/29/32 (a)	4,050	4,008
Allied Universal Holdco LLC
2025 USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 08/06/32 (a) (b)	750	750
2025 USD Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	4,518	4,516
Amentum Government Services Holdings LLC
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 07/31/31 (a)	2,142	2,140
American Airlines, Inc.
2025 Term Loan, 5.92%, (3 Month Term SOFR + 2.25%), 04/20/28 (a)	1,638	1,620
2023 1st Lien Term Loan, 5.91%, (3 Month Term SOFR + 2.25%), 05/29/29 (a)	843	816
2025 Term Loan B, 6.42%, (3 Month Term SOFR + 3.25%), 05/09/32 (a)	278	275
Anticimex International AB
2025 USD Term Loan, 6.56%, (3 Month Term SOFR + 2.90%), 10/31/31 (a)	752	753
APi Group DE, Inc.
2025 Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	669	668
Arcwood Environmental, LLC
Term Loan, 0.00%, (SOFR + 3.00%), 03/20/33 (a) (b)	290	290
Arsenal AIC Parent LLC
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 08/19/30 (a)	2,065	2,068
Artera Services, LLC
2024 Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	1,079	917
Arthur US Finco Inc
Term Loan B, 8.92%, (3 Month Term SOFR + 5.25%), 11/08/30 (a)	718	638
Astro Acquisition, LLC
2025 Term Loan B, 7.12%, (6 Month Term SOFR + 3.25%), 08/14/32 (a)	905	908
Aurora Lux Finco S.A.R.L
2025 Term Loan B, 8.92%, (3 Month Term SOFR + 5.25%), 09/05/32 (a)	758	693
Azuria Water Solutions, Inc.
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	2,134	2,111
Term Loan, 0.00%, (SOFR + 2.75%), 12/31/49 (a) (b)	1,790	1,769
Barnes Group Inc
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.75%), 12/11/31 (a)	1,619	1,615
BCPE Empire Holdings, Inc.
2025 Term Loan B, 6.93%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	1,304	1,283
2026 10th Amendment Term Loan, 7.17%, (1 Month Term SOFR + 3.50%), 12/29/32 (a)	1,730	1,701
Beach Acquisition Bidco LLC
USD Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 06/25/32 (a)	1,925	1,927
Biomarin Pharmaceutical Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 1.75%), 01/28/33 (a) (b)	445	444
Bleriot US Bidco Inc.
2023 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 10/31/28 (a)	265	265
BrightView Landscapes, LLC
2025 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 04/20/29 (a)	2,469	2,459
Calpine Construction Finance Company, L.P.
2025 Repriced Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 07/31/30 (a)	2,064	2,064
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 12/30/28 (a)	1,132	433
CD&R Hydra Buyer Inc.
2024 Term Loan B, 7.77%, (1 Month Term SOFR + 4.00%), 03/15/31 (a)	1,678	1,676
Chart Industries, Inc.
2024 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 03/15/30 (a)	574	572
CHG Healthcare Services Inc.
2025 Term Loan B1, 6.42%, (3 Month Term SOFR + 2.75%), 09/29/28 (a)	754	754
Chromalloy Corporation
2024 Term Loan B, 6.91%, (3 Month Term SOFR + 3.25%), 03/21/31 (a)	374	373
2024 Term Loan B, 6.91%, (3 Month Term SOFR + 3.25%), 03/21/31 (a)	1	1
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 7.79%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	2,888	2,892
Clydesdale Acquisition Holdings Inc
Term Loan B, 0.00%, (1 Month Term SOFR + 3.17%), 03/30/29 (a) (b)	410	390
Term Loan B, 6.85%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	4,321	4,112
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 03/27/32 (a) (b)	11	10
2025 Delayed Draw Term Loan, 6.92%, (1 Month Term SOFR + 3.25%), 03/27/32 (a)	37	34
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 03/27/32 (a)	3,303	3,076
Columbus McKinnon Corporation
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 01/21/33 (a) (b)	375	373
2026 Term Loan B, 7.16%, (3 Month Term SOFR + 3.50%), 01/21/33 (a)	2,342	2,330
Congruex Group LLC
Term Loan, 0.00%, (1 Month Term SOFR + 1.50%), 04/26/29 (a) (b)	20	13
Term Loan, 5.17%, (1 Month Term SOFR + 1.50%), 04/26/29 (a)	191	129
Constant Contact Inc
Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 02/10/28 (a)	1,345	1,248
Construction Partners Inc
Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 10/30/31 (a)	350	350
Core & Main LP
2024 Term Loan E, 5.68%, (1 Month Term SOFR + 2.00%), 02/09/31 (a)	211	211
Cornerstone Building Brands, Inc.
2021 Term Loan B, 7.02%, (3 Month Term SOFR + 3.25%), 04/12/28 (a)	1,304	735
2022 Term Loan, 9.30%, (3 Month Term SOFR + 5.63%), 08/01/28 (a)	88	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2024 Term Loan B, 8.17%, (3 Month Term SOFR + 4.50%), 05/05/31 (a)	254	121
Corpay Technologies Operating Company LLC
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 10/03/32 (a)	524	523
Corporation Service Company
Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 08/10/29 (a)	508	504
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 05/19/31 (a)	1,939	1,924
CPM Holdings, Inc.
2023 Term Loan, 8.17%, (1 Month Term SOFR + 4.50%), 09/18/28 (a)	421	421
CQP Holdco LP
2026 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 12/31/32 (a)	4,226	4,203
Crown Equipment Corporation
2025 1st Lien Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 10/10/31 (a)	297	297
Crown Subsea Communications Holding,Inc.
2026 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 01/30/31 (a)	2,711	2,717
Darktrace PLC
1st Lien Term Loan, 6.90%, (3 Month Term SOFR + 3.25%), 07/02/31 (a)	1,210	1,156
2nd Lien Term Loan, 8.90%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	250	230
Deep Blue Operating I LLC
Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 09/17/32 (a)	2,213	2,218
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 6.92%, (1 Month Term SOFR + 3.75%), 07/01/32 (a)	844	843
2025 2nd Lien Term Loan, 9.17%, (1 Month Term SOFR + 5.50%), 07/24/33 (a)	120	117
Disco Parent, Inc.
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 3.25%), 08/01/32 (a)	384	376
Dycom Investments Inc
2026 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 01/20/33 (a)	370	371
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.67%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	533	533
2024 1st Lien Term Loan B2, 5.67%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	203	203
Echo Global Logistics, Inc.
Term Loan, 7.52%, (1 Month Term SOFR + 3.75%), 11/09/28 (a)	1,094	1,070
EMG Utica, LLC
2025 Term Loan B, 7.17%, (3 Month Term SOFR + 4.00%), 10/24/29 (a)	342	342
Employbridge Holding Company
2025 First Out Term Loan, 9.17%, (3 Month Term SOFR + 5.50%), 01/19/30 (a)	1,870	1,346
Emrld Borrower LP
Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 05/04/30 (a)	99	99
EMRLD Borrower LP
2024 Term Loan B, 6.12%, (6 Month Term SOFR + 2.25%), 06/18/31 (a)	1,449	1,445
Ensemble RCM, LLC
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 3.00%), 01/28/33 (a) (b)	155	153
2026 Term Loan B, 6.66%, (3 Month Term SOFR + 3.00%), 01/28/33 (a)	5,928	5,853
Esdec Solar Group B.V.
Term Loan B, 8.93%, (3 Month Term SOFR + 5.00%), 08/23/28 (a) (c)	417	175
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 09/15/31 (a)	4,958	4,791
Fortress Intermediate 3, Inc
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 06/27/31 (a)	2,877	2,852
Garda World Security Corporation
2026 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 02/01/29 (a)	1,247	1,238
Genesee & Wyoming Inc. (New)
2024 Term Loan, 5.42%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	700	696
Genmab AS
Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 11/19/32 (a)	863	865
Global Medical Response, Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 10/02/28 (a) (b)	375	373
2025 Term Loan B, 7.17%, (3 Month Term SOFR + 3.50%), 10/02/28 (a)	4,873	4,851
Gloves Buyer, Inc.
2025 Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 01/16/32 (a)	2,511	2,500
Grant Thornton Advisors LLC
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 05/30/31 (a)	3,242	3,013
Green Infrastructure Partners Inc
USD Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 09/18/32 (a)	1,908	1,904
Griffon Corporation
2024 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 01/24/29 (a)	384	385
Groupe Solmax Inc.
Term Loan, 8.54%, (1 Month Term SOFR + 4.75%), 06/28/28 (a)	667	537
Term Loan, 8.68%, (3 Month Term SOFR + 4.75%), 06/28/28 (a)	776	625
GTCR Everest Borrower, LLC
2026 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 09/05/31 (a)	3,728	3,699
Harbourvest Partners, LLC
2025 Repriced Term Loan B, 5.65%, (3 Month Term SOFR + 2.00%), 04/22/30 (a)	439	438
HighTower Holdings LLC
2025 1st Lien Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 02/03/32 (a)	798	788
Hilcorp Energy I L.P.
Term Loan B, 5.43%, (1 Month Term SOFR + 2.00%), 02/05/30 (a)	1,573	1,571
Horizon US Finco LP
Term Loan B, 0.00%, (6 Month Term SOFR + 4.50%), 12/16/31 (a) (b) (c)	—	—
Term Loan B, 8.20%, (6 Month Term SOFR + 4.50%), 12/16/31 (a) (c)	784	729
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	198	198
IVC Acquisition Ltd.
2025 USD Repriced Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 12/06/28 (a) (b)	280	278
2025 USD Repriced Term Loan B, 7.42%, (3 Month Term SOFR + 3.75%), 12/06/28 (a)	762	758
John Bean Technologies Corp
Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 01/02/32 (a)	188	188
Johnstone Supply LLC
2026 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 06/09/31 (a)	478	474
Jupiter Borrower, Inc.
Term Loan, 0.00%, (SOFR + 2.75%), 03/25/33 (a) (b)	1,110	1,107
Jupiter Buyer, Inc.
2024 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 10/10/31 (a)	701	700
Kaman Corporation
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.50%), 01/30/32 (a) (b)	96	96
2025 Delayed Draw Term Loan, 6.15%, (3 Month Term SOFR + 2.50%), 01/30/32 (a)	12	12
2025 Delayed Draw Term Loan, 6.15%, (3 Month Term SOFR + 2.50%), 01/30/32 (a)	11	11
2025 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 01/30/32 (a)	1,010	1,010

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 01/30/32 (a)	245	245
Karman Holdings LLC
2026 Term Loan B, 6.46%, (3 Month Term SOFR + 2.75%), 04/01/32 (a)	1,251	1,251
Kenan Advantage Group, Inc.
2024 Term Loan B4, 6.92%, (1 Month Term SOFR + 3.25%), 01/25/29 (a)	2,279	2,249
KNS Acquisition Corp.
2024 Term Loan A, 8.79%, (1 Month Term SOFR + 5.00%), 04/19/30 (a)	340	334
2024 Term Loan B, 10.04%, (1 Month Term SOFR + 6.25%), 10/19/30 (a)	326	287
Kohler Energy Co LLC
2026 USD Term Loan B, 6.66%, (3 Month Term SOFR + 3.00%), 05/01/31 (a)	3,451	3,443
LaserShip, Inc.
2024 New Money Term Loan A, 9.92%, (3 Month Term SOFR + 6.25%), 01/02/29 (a)	122	123
2024 Term Loan B, 5.43%, (3 Month Term SOFR + 1.50%), 08/10/29 (a)	357	261
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.52%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	741	591
2025 Incremental Term Loan, 8.67%, (1 Month Term SOFR + 5.00%), 06/06/31 (a)	253	213
LC AHAB US Bidco LLC
Term Loan B, 6.17%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	375	370
LSF12 Phoenix Holdco LLC
Term Loan, 0.00%, (SOFR + 4.50%), 03/05/33 (a) (b)	1,081	1,067
Madison IAQ LLC
Term Loan, 6.13%, (6 Month Term SOFR + 2.50%), 06/15/28 (a)	844	843
2025 Repriced Term Loan, 6.38%, (3 Month Term SOFR + 2.75%), 03/26/32 (a)	3,329	3,334
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 09/26/31 (a)	2,781	2,779
MajorDrive Holdings IV LLC
Term Loan B, 7.93%, (3 Month Term SOFR + 4.00%), 05/12/28 (a)	1,048	948
Maximus, Inc.
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 05/21/31 (a)	192	191
Modena Buyer LLC
Term Loan, 7.92%, (3 Month Term SOFR + 4.25%), 04/03/31 (a)	2,361	2,112
MRP Buyer LLC
Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 05/22/32 (a) (b)	24	24
Delayed Draw Term Loan, 6.92%, (3 Month Term SOFR + 3.25%), 05/22/32 (a)	36	36
Term Loan, 6.92%, (3 Month Term SOFR + 3.25%), 05/22/32 (a)	465	465
MV Holding GmbH
2025 USD Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 02/19/32 (a)	298	298
Nielsen Consumer Inc.
2025 USD 1st Lien Term Loan, 5.92%, (1 Month Term SOFR + 2.50%), 10/04/30 (a)	670	660
Nuvei Technologies Corp.
2025 Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 11/17/31 (a)	1,183	1,158
OMNIA Partners LLC
2024 Term Loan B, 6.43%, (3 Month Term SOFR + 2.75%), 07/25/30 (a)	949	948
OneSky Flight, LLC
2026 Term Loan B, 6.43%, (1 Month Term SOFR + 2.75%), 02/04/33 (a)	2,532	2,523
Optiv Security, Inc.
2023 Term Loan, 8.92%, (3 Month Term SOFR + 5.25%), 08/17/26 (a)	595	393
Osaic Holdings, Inc.
2026 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 07/30/32 (a)	4,339	4,254
Osmose Utilities Services, Inc.
Term Loan, 7.04%, (1 Month Term SOFR + 3.25%), 06/18/28 (a)	1,136	1,115
Parexel International Corporation
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 12/09/31 (a)	2,559	2,548
Park River Holdings Inc
2025 Term Loan, 8.16%, (3 Month Term SOFR + 4.50%), 09/24/32 (a)	545	532
Phoenix Aviation Capital, LLC
Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 10/09/30 (a)	3,000	2,951
PHRG Intermediate LLC
2025 Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 02/13/32 (a)	953	944
Pinnacle Buyer LLC
Delayed Draw Term Loan, 0.00%, (SOFR + 2.50%), 09/11/32 (a) (b)	85	86
Term Loan, 6.16%, (3 Month Term SOFR + 2.50%), 09/11/32 (a)	1,925	1,927
Pitney Bowes Inc.
2025 Term Loan B, 7.42%, (3 Month Term SOFR + 3.75%), 01/31/32 (a)	1,069	1,060
PRA Health Sciences, Inc.
2024 US Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	49	49
Prime Security Services Borrower, LLC
2025 Incremental Term Loan B, 5.41%, (1 Month Term SOFR + 1.75%), 03/08/32 (a)	1,990	1,960
Propulsion (BC) Finco S.a.r.l.
2025 Repriced Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 11/21/32 (a)	1,972	1,972
PUG LLC
2024 Extended Term Loan B, 0.00%, (1 Month Term SOFR + 4.75%), 03/12/30 (a) (b)	750	736
2024 Extended Term Loan B, 8.42%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	850	835
QuidelOrtho Corporation
Term Loan, 0.00%, (SOFR + 2.25%), 08/21/30 - 12/31/49 (a) (b)	335	319
Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 08/13/32 (a)	4,346	4,336
Quikrete Holdings, Inc.
2024 Term Loan B2, 5.92%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	2,972	2,968
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 01/30/32 (a)	1,793	1,789
QXO Inc
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 04/30/32 (a)	186	185
Rand Parent, LLC
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 03/18/30 (a)	2,292	2,286
Relativity ODA LLC
2026 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 01/15/33 (a)	1,623	1,601
Roper Industrial Products Investment Company LLC
2026 USD Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 11/22/29 (a)	3,390	3,387
SGH2 LLC
2025 USD Term Loan B, 8.17%, (3 Month Term SOFR + 4.50%), 07/16/32 (a)	284	278
Shift4 Payments, LLC
2025 Repriced Term Loan B, 5.65%, (3 Month Term SOFR + 2.00%), 06/30/32 (a)	95	94
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 12/04/31 (a)	1,564	1,549
Spectris Plc
USD Term Loan, 6.60%, (3 Month Term SOFR + 2.75%), 09/26/32 (a)	608	608
Star Parent Inc.
Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	2,928	2,892
Stonepeak Nile Parent LLC
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 04/09/32 (a)	3,086	3,078

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Student Transportation of America Holdings, Inc
2025 Term Loan, 6.40%, (3 Month Term SOFR + 2.75%), 06/24/32 (a)	2,928	2,933
Superannuation and Investments US LLC
2026 Term Loan, 6.17%, (1 Month Term SOFR + 2.50%), 12/01/28 (a)	2,173	2,170
Tiger Acquisition, LLC
2025 Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 08/14/32 (a)	453	453
TK Elevator Midco GmbH
2025 USD Term Loan B, 6.38%, (6 Month Term SOFR + 2.75%), 04/30/30 (a)	4,150	4,157
Term Loan, 0.00%, (SOFR + 2.75%), 12/31/49 (a) (b)	1,599	1,601
TKC Holdings, Inc.
2026 Term Loan, 8.18%, (1 Month Term SOFR + 4.50%), 08/17/30 (a)	2,500	2,482
TransDigm, Inc.
2023 Term Loan J, 6.17%, (1 Month Term SOFR + 2.50%), 02/28/31 (a)	5,652	5,651
2025 Term Loan M, 6.17%, (1 Month Term SOFR + 2.50%), 08/13/32 (a)	4,040	4,039
2024 Term Loan L, 6.17%, (1 Month Term SOFR + 2.50%), 09/05/32 (a)	488	487
2026 Term Loan N, 6.16%, (3 Month Term SOFR + 2.50%), 02/13/33 (a)	360	360
Traverse Midstream Partners LLC
2017 Term Loan, 6.17%, (3 Month Term SOFR + 2.50%), 02/16/28 (a)	3,969	3,966
United Airlines, Inc.
2026 Term Loan B, 5.43%, (1 Month Term SOFR + 1.75%), 02/22/31 (a)	3,005	2,992
US Fertility Enterprises LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 3.50%), 12/11/32 (a) (b)	36	35
2025 Term Loan, 7.15%, (3 Month Term SOFR + 3.50%), 12/11/32 (a)	234	234
Van Pool Transportation LLC
2026 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 08/06/30 (a) (b)	12	12
2026 Term Loan, 6.41%, (3 Month Term SOFR + 2.75%), 08/06/30 (a)	248	248
Vantor Holdings Inc
1st Lien Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 02/26/33 (a)	3,000	2,936
Veritiv Corporation
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 11/30/30 (a) (b)	1,000	970
VistaJet Malta Finance P.L.C.
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 03/27/31 (a) (b)	185	183
2025 Term Loan B, 7.41%, (3 Month Term SOFR + 3.75%), 03/27/31 (a)	1,713	1,693
VM Consolidated, Inc.
2025 Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 10/03/32 (a)	363	363
VSE Corporation
Term Loan, 0.00%, (SOFR + 2.00%), 03/17/33 (a) (b)	440	439
Wash Multifamily Parent Inc
Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/07/32 (a)	330	331
WEC US Holdings Ltd.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 2.25%), 01/20/31 (a) (b)	25	25
2024 Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 01/20/31 (a)	2,379	2,374
WestJet Loyalty LP
Term Loan B, 6.42%, (3 Month Term SOFR + 3.25%), 02/01/31 (a)	1,728	1,675
White Cap Buyer LLC
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 10/19/29 (a) (b)	25	24
2024 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 10/19/29 (a)	918	881
2026 Incremental Term Loan B, 7.17%, (3 Month Term SOFR + 3.50%), 02/04/33 (a)	960	911
		244,810
Information Technology 15.5%
Ahead DB Holdings, LLC
2024 Term Loan B4, 6.17%, (3 Month Term SOFR + 2.50%), 01/24/31 (a)	5,771	5,680
Applied Systems, Inc.
2024 1st Lien Term Loan, 5.92%, (1 Month Term SOFR + 2.25%), 02/07/31 (a)	3,458	3,387
Arches Buyer Inc.
2021 Term Loan B, 7.02%, (1 Month Term SOFR + 3.25%), 12/06/27 (a)	2,474	2,462
Ascend Learning, LLC
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 12/11/28 (a) (b)	25	24
2025 Repriced Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	2,209	2,154
Athenahealth Group, Inc.
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 01/27/29 (a) (b)	25	25
2022 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 01/27/29 (a)	6,114	5,992
AZZ Inc.
Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 05/06/29 (a)	135	135
BCPE Pequod Buyer Inc
USD Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 09/19/31 (a)	3,676	3,561
Bingo Holdings I LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 06/11/32 (a) (b)	1,393	1,356
Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 06/11/32 (a)	605	589
Boxer Parent Company Inc.
2025 USD Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 07/30/31 (a)	3,546	3,279
CACI International, Inc.
2026 Incremental Term Loan B2, 5.42%, (1 Month Term SOFR + 1.75%), 02/26/33 (a)	175	175
Calabrio, Inc.
2025 First Out Term Loan, 7.67%, (3 Month Term SOFR + 4.00%), 10/24/32 (a)	1,500	1,166
Central Parent Inc.
2024 Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	605	430
Chamberlain Group Inc
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 07/22/32 (a)	607	600
Cloud Software Group, Inc.
2025 Term Loan B (2031), 6.92%, (3 Month Term SOFR + 3.25%), 03/24/31 (a)	3,501	3,197
2025 Term Loan B (2032), 6.92%, (3 Month Term SOFR + 3.25%), 08/07/32 (a)	2,788	2,543
CompoSecure Holdings LLC
Term Loan, 5.93%, (1 Month Term SOFR + 2.25%), 01/07/33 (a)	1,597	1,590
CoorsTek Inc
Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 10/10/32 (a)	374	375
Cyberswift US Finco, LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 09/22/32 (a) (b)	45	44
Term Loan B, 7.65%, (3 Month Term SOFR + 4.00%), 09/22/32 (a)	190	187
Dayforce, Inc.
2026 Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 10/07/32 (a) (b)	375	354
2026 Term Loan, 6.66%, (3 Month Term SOFR + 3.00%), 10/07/32 (a)	3,985	3,765
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 10.67%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	250	189
Delta TopCo, Inc.
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 11/30/29 (a)	2,808	2,712
ECL Entertainment, LLC
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 08/30/30 (a)	290	288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 6.17%, (1 Month Term SOFR + 2.75%), 10/29/29 (a)	1,550	1,505
EP Purchaser, LLC
2021 Term Loan B, 7.29%, (3 Month Term SOFR + 3.50%), 11/06/28 (a)	69	43
Epicor Software Corporation
2024 Term Loan F, 6.17%, (1 Month Term SOFR + 2.50%), 05/23/31 (a)	5,067	4,965
Gainwell Acquisition Corp.
Term Loan B, 7.77%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	2,265	2,195
Gen Digital Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 01/28/29 (a) (b)	25	25
2024 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 01/28/29 (a)	1,842	1,822
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 01/23/32 (a)	3,040	2,905
Go Daddy Operating Company, LLC
2024 Term Loan B7, 5.42%, (1 Month Term SOFR + 1.75%), 05/21/31 (a)	1,139	1,117
Kaseya Inc.
2025 1st Lien Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 03/05/32 (a)	2,893	2,694
2025 2nd Lien Term Loan B, 8.67%, (1 Month Term SOFR + 5.00%), 03/07/33 (a)	800	633
KnowBe4, Inc.
2025 Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 07/21/32 (a)	1,052	935
McAfee, LLC
2024 USD 1st Lien Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	2,074	1,846
MH Sub I, LLC
2023 Term Loan, 7.92%, (1 Month Term SOFR + 4.25%), 04/13/28 (a)	2,254	1,931
2021 2nd Lien Term Loan, 9.92%, (1 Month Term SOFR + 6.25%), 02/12/29 (a)	60	40
2024 Term Loan B4, 7.92%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	6,074	4,022
Mitchell International, Inc.
2026 Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 06/17/31 (a)	792	754
Term Loan, 0.00%, (SOFR + 3.00%), 12/31/49 (a) (b)	150	143
MKS Instruments, Inc.
2026 USD Term Loan B, 5.41%, (1 Month Term SOFR + 1.75%), 01/27/33 (a)	295	295
MPH Acquisition Holdings LLC
2025 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.60%), 12/31/30 (a) (b)	2,257	1,993
2025 Second Out Term Loan, 8.53%, (3 Month Term SOFR + 4.60%), 12/31/30 (a)	741	654
NCR Atleos LLC
2025 Term Loan B, 6.69%, (3 Month Term SOFR + 3.00%), 04/16/29 (a)	316	315
Open Text Corporation
2023 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 01/31/30 (a)	3,582	3,500
Peraton Corp.
Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 02/22/28 (a) (b)	25	21
Term Loan B, 7.52%, (3 Month Term SOFR + 3.75%), 02/22/28 (a)	5,293	4,508
2nd Lien Term Loan B1, 0.00%, (3 Month Term SOFR + 7.75%), 02/01/29 (a) (b)	60	43
2nd Lien Term Loan B1, 11.52%, (3 Month Term SOFR + 7.75%), 02/01/29 (a)	235	168
Ping Identity Corporation
2025 Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 10/31/32 (a)	445	439
PointClickCare Technologies, Inc.
2025 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 11/03/31 (a)	1,384	1,376
Polaris Newco LLC
USD Term Loan B, 7.68%, (3 Month Term SOFR + 4.00%), 06/03/28 (a)	4,467	3,920
Priority Holdings, LLC
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.75%), 07/22/32 (a)	227	221
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 10/28/30 (a) (b)	1,000	753
2024 1st Lien Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 10/28/30 (a)	1,080	813
2025 2nd Lien Incremental Term Loan, 8.67%, (3 Month Term SOFR + 5.00%), 11/22/32 (a)	430	250
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 6.42%, (3 Month Term SOFR + 2.75%), 07/02/31 (a)	563	542
Proofpoint, Inc.
2025 Repriced Term Loan, 6.67%, (3 Month Term SOFR + 3.00%), 08/31/28 (a)	4,364	4,218
Qnity Electronics Inc
Term Loan B, 5.70%, (6 Month Term SOFR + 2.00%), 08/11/32 (a)	3,282	3,274
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 6.54%, (1 Month Term SOFR + 2.75%), 03/15/28 (a)	1,212	561
2024 First Lien First Out Term Loan, 10.04%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	187	185
RealPage, Inc
2024 Incremental Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	1,895	1,836
Red Planet Borrower, LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 08/07/32 (a)	1,606	1,568
Renaissance Holding Corp.
2024 1st Lien Term Loan, 7.67%, (3 Month Term SOFR + 4.00%), 04/05/30 (a)	1,597	1,127
Resilience Parent LLC
1st Lien Term Loan, 6.13%, (3 Month Term SOFR + 2.50%), 01/21/33 (a)	525	522
Rocket Software, Inc.
2023 USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 11/28/28 (a) (b)	750	718
2023 USD Term Loan B, 7.42%, (1 Month Term SOFR + 3.75%), 11/28/28 (a)	4,901	4,691
SonarSource Financing LLC
Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 12/17/30 (a)	430	392
Sovos Compliance, LLC
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 08/13/29 (a) (b)	335	317
2025 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/13/29 (a)	486	461
SS&C Technologies Inc.
2024 Term Loan B8, 0.00%, (1 Month Term SOFR + 2.00%), 05/09/31 (a) (b)	375	374
2024 Term Loan B8, 5.67%, (1 Month Term SOFR + 2.00%), 05/09/31 (a)	2,690	2,678
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 10/11/31 (a)	405	404
UKG Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 01/30/31 (a) (b)	775	740
2024 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 01/30/31 (a)	7,550	7,204
VS Buyer, LLC
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 04/12/31 (a)	2,752	2,683
World Wide Technology Holding Co. LLC
2025 Repriced Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 03/01/30 (a)	3,135	3,117
Zelis Payments Buyer, Inc.
Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 09/28/29 (a)	2,670	2,581
5th Amendment Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 10/24/31 (a) (b)	25	24
5th Amendment Term Loan, 6.92%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	2,289	2,211
		135,531

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Consumer Discretionary 10.5%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 5.42%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	3,885	3,874
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 12/21/28 (a) (b)	25	25
2024 1st Lien Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	2,510	2,503
Adient US LLC
2024 Term Loan B2, 5.67%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	1,066	1,063
Allison Transmission, Inc.
2025 Incremental Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 11/06/32 (a)	240	241
American Axle and Manufacturing, Inc.
2025 Incremental Term Loan C, 7.01%, (3 Month Term SOFR + 3.25%), 02/24/32 (a)	361	359
American Trailer World Corp.
Term Loan B, 7.52%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	2,326	1,963
Apro, LLC
2024 Term Loan B, 7.43%, (1 Month Term SOFR + 3.75%), 06/26/31 (a)	671	672
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	442	442
Autokiniton US Holdings, Inc.
2024 Term Loan B, 7.79%, (1 Month Term SOFR + 4.00%), 04/06/28 (a)	1,726	1,701
Avis Budget Car Rental, LLC
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 07/10/32 (a)	328	322
Belron Finance 2019 LLC
2026 Repriced Term Loan B, 5.66%, (3 Month Term SOFR + 2.00%), 10/16/31 (a)	2,770	2,768
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 5.92%, (1 Month Term SOFR + 2.25%), 12/13/29 (a)	537	537
Caesars Entertainment Inc.
Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 01/25/30 (a)	3,904	3,787
2024 Term Loan B1, 5.92%, (1 Month Term SOFR + 2.25%), 01/24/31 (a)	1,240	1,201
Clarios Global LP
2024 USD Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	2,940	2,928
2025 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 01/14/32 (a)	1,845	1,839
CWGS Group, LLC
2021 Term Loan B, 6.29%, (1 Month Term SOFR + 2.50%), 05/25/28 (a)	752	717
EG America LLC
2026 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 01/30/31 (a)	3,291	3,288
Fertitta Entertainment, LLC
2022 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 01/13/29 (a) (d)	6,119	5,991
Flynn Restaurant Group LP
2025 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 01/17/32 (a) (b)	380	373
2025 Incremental Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 01/17/32 (a)	770	755
Four Seasons Hotels Limited
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 09/22/32 (a)	87	88
Fugue Finance B.V.
2026 USD Term Loan B, 5.92%, (SOFR + 2.25%), 01/09/32 (a)	570	562
GEN II Fund Services LLC
2024 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 11/19/31 (a)	416	410
Golden Entertainment, Inc.
2023 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 05/18/30 (a)	766	766
Great Outdoors Group, LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	13,159	13,119
GVC Holdings (Gibraltar) Limited
2025 Term Loan B6 (2029), 5.95%, (3 Month Term SOFR + 2.25%), 10/31/29 (a)	2,803	2,800
2025 Term Loan B5 (2032), 5.95%, (3 Month Term SOFR + 2.25%), 07/30/32 (a)	497	497
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 06/05/31 (a)	990	979
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 05/20/28 (a)	614	613
2024 Incremental Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 01/10/31 (a)	2,309	2,300
HNI Corp
Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 11/19/32 (a)	269	271
Hunter Douglas Inc.
2025 USD Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 01/14/32 (a)	2,481	2,467
IRB Holding Corp
2025 Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 12/15/30 (a)	2,961	2,952
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 04/26/30 (a) (b)	25	25
2025 Repriced Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 04/26/30 (a)	3,726	3,674
Lippert Colipper
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 03/25/32 (a)	312	311
Openlane Inc
Term Loan B, 6.14%, (3 Month Term SOFR + 2.50%), 10/01/32 (a)	160	159
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 9.92%, (1 Month Term SOFR + 6.25%), 09/03/29 (a)	330	234
2019 Term Loan B, 9.92%, (1 Month Term SOFR + 6.25%), 09/03/29 (a)	1	1
PCI Gaming Authority
Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 05/15/26 (a)	113	113
Peer Holding III B.V.
2025 USD Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 09/29/32 (a)	2,788	2,760
PetSmart, Inc.
2025 USD Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 08/09/32 (a)	2,000	1,984
Pye-Barker Fire & Safety, LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 2.50%), 12/10/32 (a) (b)	56	56
2025 Term Loan, 6.20%, (3 Month Term SOFR + 2.50%), 12/10/32 (a)	374	374
Restoration Hardware, Inc.
Term Loan B, 6.29%, (1 Month Term SOFR + 2.50%), 10/15/28 (a)	791	768
RVR Dealership Holdings, LLC
2026 Term Loan B, 8.18%, (1 Month Term SOFR + 4.50%), 02/09/33 (a)	810	780
Sabre GLBL Inc.
2024 Term Loan B1, 9.77%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	484	379
Somnigroup International Inc
Term Loan B, 5.91%, (SOFR + 2.25%), 10/24/31 (a)	819	820
Spin Holdco Inc.
2026 First Lien Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 09/04/30 (a) (b)	25	20
2026 First Lien Second Out Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 09/04/30 (a)	3,145	2,461
2026 First Lien First Out Term Loan, 9.10%, (3 Month Term SOFR + 5.43%), 09/30/30 (a)	540	549
Splat Super Holdco, LLC
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/24/32 (a) (b)	11	10
2025 Term Loan, 8.67%, (1 Month Term SOFR + 5.00%), 06/24/32 (a)	249	224

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Station Casinos LLC
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 03/07/31 (a)	1,340	1,339
Sweetwater Borrower, LLC
2026 Term Loan B, 7.66%, (1 Month Term SOFR + 4.00%), 02/17/33 (a)	935	934
Tenneco, Inc.
2022 Term Loan B, 8.76%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	1,496	1,456
2022 Term Loan B, 8.77%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	4	4
Tory Burch LLC
Term Loan B, 7.04%, (1 Month Term SOFR + 3.25%), 04/14/28 (a)	1,087	1,086
Varsity Brands, Inc.
2025 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 08/26/31 (a) (b)	165	164
2025 1st Lien Term Loan, 6.67%, (3 Month Term SOFR + 3.00%), 08/26/31 (a)	873	869
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	474	469
Weber-Stephen Products LLC
2025 Term Loan B, 7.47%, (3 Month Term SOFR + 3.75%), 09/17/32 (a)	800	780
WH Borrower, LLC
2025 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 02/12/32 (a)	2,453	2,452
Term Loan, 0.00%, (SOFR + 4.50%), 12/31/49 (a) (b)	395	395
Whatabrands LLC
2024 1st Lien Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	1,117	1,115
		91,938
Communication Services 9.9%
19th Holdings Golf, LLC
2022 Term Loan B, 7.02%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	1,138	1,135
888 Acquisitions Limited
USD Term Loan B, 9.05%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	822	761
Academy, Ltd.
2021 Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 11/05/27 (a)	156	156
Allen Media, LLC
2021 Term Loan B, 9.35%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (d)	5,290	3,293
Allwyn Entertainment Financing US LLC
2025 1st Lien Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 11/10/32 (a)	2,000	1,960
Altice Financing SA
2022 USD Term Loan, 8.67%, (3 Month Term SOFR + 5.00%), 10/31/27 (a)	2,467	1,784
Altice France S.A.
2025 USD Term Loan B13, 9.05%, (3 Month Term SOFR + 5.38%), 05/14/29 (a)	743	737
2025 USD Term Loan B14, 0.00%, (3 Month Term SOFR + 6.88%), 05/31/31 (a) (b)	500	500
2025 USD Term Loan B14, 10.55%, (3 Month Term SOFR + 6.88%), 05/31/31 (a)	6,935	6,939
AP Core Holdings II, LLC
High-Yield Term Loan B2, 0.00%, (3 Month Term SOFR + 5.50%), 07/21/27 (a) (b)	25	24
Amortization Term Loan B1, 9.43%, (3 Month Term SOFR + 5.50%), 07/21/27 (a)	1,358	1,320
High-Yield Term Loan B2, 9.43%, (3 Month Term SOFR + 5.50%), 07/21/27 (a)	895	870
Arcis Golf LLC
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 11/24/28 (a)	371	371
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.02%, (3 Month Term SOFR + 5.09%), 09/30/26 (a)	1,136	655
2024 Incremental Second Out Term Loan, 11.43%, (3 Month Term SOFR + 7.50%), 09/30/26 (a) (c)	237	237
2025 5th Amendment Incremental Bridge Loan, 13.94%, (3 Month Term SOFR + 10.00%), 09/30/26 (a)	494	513
2024 Bridge Term Loan, 13.95%, (3 Month Term SOFR + 10.00%), 09/30/26 (a)	202	209
BetClic Everest Group
Term Loan, 0.00%, (SOFR + 2.75%), 12/09/31 (a) (b)	240	239
Charter Communications Operating, LLC
2024 Term Loan B5, 5.91%, (3 Month Term SOFR + 2.25%), 11/21/31 (a)	1,980	1,979
Ciena Corporation
2025 Repriced Term Loan B, 5.43%, (1 Month Term SOFR + 1.75%), 10/24/30 (a)	131	131
Cimpress Public Limited Company
2024 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/17/28 (a)	1,242	1,239
City Football Group Limited
2024 Term Loan, 6.93%, (3 Month Term SOFR + 3.50%), 07/21/30 (a)	1,713	1,706
CMG Media Corporation
2024 Term Loan, 7.27%, (3 Month Term SOFR + 3.50%), 06/18/29 (a)	5,125	4,786
Coherent Corp
2025 Term Loan B2, 5.42%, (1 Month Term SOFR + 1.75%), 07/02/29 (a)	448	448
Coral-US Co-Borrower, LLC
2025 Term Loan B7, 6.92%, (3 Month Term SOFR + 3.25%), 01/24/32 (a)	360	353
Crown Finance US, Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 4.50%), 10/31/31 (a) (b)	25	25
2025 Term Loan B, 8.17%, (1 Month Term SOFR + 4.50%), 12/02/31 (a)	2,387	2,359
CSC Holdings, LLC
2019 Term Loan B5, 8.25%, (Prime Rate + 1.50%), 04/15/27 (a)	1,745	1,534
Dave & Buster's, Inc.
2024 Term Loan B, 6.94%, (3 Month Term SOFR + 3.25%), 06/29/29 (a)	447	389
2024 1st Lien Term Loan B, 6.94%, (3 Month Term SOFR + 3.25%), 09/26/31 (a)	783	651
Dotdash Meredith Inc
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 06/05/32 (a) (b)	1,500	1,413
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 06/05/32 (a)	598	564
Eagle Broadband Investments LLC
Term Loan, 0.00%, (SOFR + 3.00%), 10/19/27 (a) (b)	1,400	1,331
EOC Borrower, LLC
Term Loan B, 6.42%, (1 Month Term SOFR + 3.00%), 01/28/32 (a)	1,470	1,463
Flutter Financing B.V.
2024 Term Loan B, 5.42%, (3 Month Term SOFR + 1.75%), 11/30/30 (a)	2,194	2,167
2025 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 05/22/32 (a)	2,675	2,642
GOGO Intermediate Holdings LLC
Term Loan B, 7.54%, (1 Month Term SOFR + 3.75%), 04/21/28 (a)	2,000	1,739
Gray Television, Inc.
2024 Term Loan B, 8.92%, (1 Month Term SOFR + 5.25%), 05/22/29 (a)	62	62
Herschend Entertainment Company, LLC
2026 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/27/32 (a)	223	223
Iridium Satellite LLC
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 09/20/30 (a)	2,930	2,862
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 09/16/32 (a)	661	600
Level 3 Financing Inc.
2025 Repriced Term Loan B4, 6.92%, (1 Month Term SOFR + 3.25%), 03/29/32 (a)	1,455	1,453

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Life Time Fitness Inc
2025 Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 11/05/31 (a)	609	608
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 10/19/32 (a)	214	214
Neptune BidCo US Inc
2026 USD Term Loan B, 0.00%, (3 Month Term SOFR + 5.00%), 01/28/33 (a) (b)	300	286
Neptune BidCo US Inc.
2026 USD Term Loan B, 8.76%, (3 Month Term SOFR + 5.00%), 01/28/33 (a)	3,075	2,930
Nexstar Broadcasting, Inc.
2025 Term Loan B5, 0.00%, (1 Month Term SOFR + 2.50%), 06/23/32 (a) (b)	359	355
2025 Term Loan B5, 6.17%, (1 Month Term SOFR + 2.50%), 06/23/32 (a)	577	570
Nexstar Media Group, Inc.
Term Loan, 0.00%, (SOFR + 2.75%), 12/31/49 (a) (b)	2,883	2,848
Oak-Eagle AcquireCo Inc.
Term Loan, 0.00%, (SOFR + 3.50%), 03/23/33 (a) (b)	3,502	3,480
Recess Holdings, Inc.
2025 Repriced Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 02/21/30 (a)	468	469
SBA Senior Finance II LLC
2024 Term Loan B, 5.43%, (1 Month Term SOFR + 1.75%), 01/20/31 (a)	348	349
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR +9.05%), 09/30/26 (a) (b) (c) (d)	497	1
Sinclair Television Group Inc.
2025 Term Loan B6, 7.09%, (1 Month Term SOFR + 3.30%), 12/31/29 (a)	199	178
2025 Term Loan B7, 7.87%, (1 Month Term SOFR + 4.10%), 12/31/30 (a)	384	341
Telesat Canada
Term Loan B5, 6.68%, (3 Month Term SOFR + 2.75%), 11/22/26 (a)	3,000	2,387
TKO Worldwide Holdings, LLC
2025 Term Loan, 5.66%, (3 Month Term SOFR + 2.00%), 11/21/31 (a)	4,194	4,188
Townsquare Media, Inc.
2025 Term Loan, 8.59%, (3 Month Term SOFR + 5.00%), 01/17/31 (a)	157	113
TripAdvisor Inc
Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 07/01/31 (a)	212	200
Univision Communications Inc.
2022 Term Loan B, 7.04%, (1 Month Term SOFR + 3.25%), 05/06/28 (a)	2,431	2,396
2024 Term Loan B, 7.29%, (1 Month Term SOFR + 3.50%), 01/31/29 (a)	1,130	1,118
2022 First Lien Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	518	516
Versant Media Group Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 10/24/30 (a) (b)	120	120
Term Loan B, 7.16%, (3 Month Term SOFR + 3.50%), 10/24/30 (a)	1,050	1,048
ViaSat, Inc.
Term Loan, 8.29%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	1,543	1,545
2023 Term Loan, 8.29%, (1 Month Term SOFR + 4.50%), 05/30/30 (a)	1,635	1,635
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.05%, (SOFR + 3.17%), 03/06/31 (a)	1,700	1,546
Voyager Parent, LLC
Repriced Term Loan B, 7.91%, (3 Month Term SOFR + 4.25%), 07/01/32 (a)	2,443	2,425
Windstream Services, LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 09/24/32 (a)	908	907
		86,595
Financials 9.2%
Acrisure, LLC
2024 1st Lien Term Loan B6, 0.00%, (1 Month Term SOFR + 3.00%), 11/06/30 (a) (b)	150	145
2024 1st Lien Term Loan B6, 6.67%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	8,400	8,125
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 06/07/32 (a) (b)	595	576
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 06/07/32 (a)	1,545	1,495
Albion Financing 3 SARL
2025 USD Term Loan, 6.66%, (3 Month Term SOFR + 3.00%), 05/21/31 (a)	2,556	2,552
Alera Group, Inc.
2026 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 05/30/32 (a)	4,411	4,272
Alliant Holdings Intermediate, LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 09/19/31 (a) (b)	30	30
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 09/19/31 (a)	1,706	1,692
AmWINS Group, Inc.
2026 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 01/30/32 (a)	760	754
Aretec Group, Inc.
2025 Repriced Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 08/09/30 (a)	1,129	1,114
Asurion LLC
2021 Second Lien Term Loan B4, 9.04%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	1,570	1,558
2024 Term Loan B12, 0.00%, (1 Month Term SOFR + 4.25%), 09/12/30 (a) (b)	375	371
2024 Term Loan B12, 7.92%, (1 Month Term SOFR + 4.25%), 09/12/30 (a)	4,352	4,302
2025 Term Loan B13, 7.92%, (1 Month Term SOFR + 4.25%), 09/19/30 (a)	499	492
2026 Term Loan B14, 0.00%, (3 Month Term SOFR + 3.75%), 02/13/33 (a) (b)	1,250	1,207
2026 Term Loan B14, 7.41%, (3 Month Term SOFR + 3.75%), 02/13/33 (a)	3,158	3,049
Azorra Soar TLB Finance Ltd.
2026 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 10/18/29 (a)	435	434
Boots Group Bidco Ltd.
USD Term Loan, 6.92%, (3 Month Term SOFR + 3.50%), 07/22/32 (a)	334	335
Broadstreet Partners, Inc.
2024 Term Loan B4, 6.17%, (1 Month Term SOFR + 2.75%), 05/10/31 (a)	760	741
CFC Bidco 2022 Ltd.
Term Loan B, 7.16%, (3 Month Term SOFR + 3.75%), 05/30/32 (a)	390	371
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 7.92%, (1 Month Term SOFR + 4.25%), 02/11/28 (a)	1,144	1,133
Citadel Securities LP
2024 First Lien Term Loan, 5.67%, (3 Month Term SOFR + 2.00%), 10/31/31 (a)	2,070	2,071
Cotiviti Corporation
2024 Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	5,485	5,042
2024 Fixed Term Loan B, 7.63%, 02/21/31	980	912
Herc Holdings Inc
2026 Term Loan B, 5.43%, (1 Month Term SOFR + 1.75%), 06/02/32 (a)	1,995	1,996
HUB International Limited
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 06/20/30 (a) (b)	25	25
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 06/20/30 (a)	5,276	5,261
Hudson River Trading LLC
2026 Repriced Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 03/18/30 (a)	2,873	2,858
Hyperion Refinance S.a.r.l.
Term Loan, 0.00%, (SOFR + 2.75%), 04/18/30 (a) (b)	1,500	1,461

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
IMC Financing LLC
Term Loan B, 6.67%, (1 Month Term SOFR + 3.50%), 06/02/32 (a)	2,010	2,013
Jane Street Group, LLC
2024 Term Loan B1, 0.00%, (3 Month Term SOFR + 2.00%), 12/10/31 (a) (b)	25	25
2024 Term Loan B1, 5.67%, (3 Month Term SOFR + 2.00%), 12/10/31 (a)	6,755	6,623
Jump Financial, LLC
2025 1st Lien Term Loan B, 7.17%, (3 Month Term SOFR + 3.50%), 02/26/32 (a)	1,398	1,396
NEXUS Buyer LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 07/31/31 (a) (b)	25	24
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 07/31/31 (a)	2,058	1,975
2025 Incremental Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 07/31/31 (a)	223	215
2025 2nd Lien Term Loan B, 9.42%, (1 Month Term SOFR + 5.75%), 01/30/32 (a)	290	280
Novae LLC
1st Lien Term Loan, 8.85%, (3 Month Term SOFR + 5.00%), 01/19/29 (a) (d)	347	306
Opal Bidco SAS
USD Term Loan B4, 6.69%, (3 Month Term SOFR + 3.00%), 04/28/32 (a)	3,234	3,230
Orion US Finco Inc.
1st Lien Term Loan, 7.15%, (3 Month Term SOFR + 3.50%), 05/21/32 (a)	280	277
Ryan Specialty Group, LLC
2024 USD Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 09/11/31 (a)	2,447	2,441
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 02/16/28 (a)	2,877	2,820
St. George Warehousing & Trucking Co. of CA, Inc.
2026 Interim New Money DIP Delayed Draw Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/07/26 (a) (c)	299	299
2026 FLFO DIP Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/13/26 (a) (c)	299	299
2026 FLSO DIP Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/13/26 (a) (c)	24	24
2024 Second Out Term Loan, 11.30%, (3 Month Term SOFR + 7.50%), 10/03/29 (a) (c)	906	8
2024 UnSub FLFO, 12.05%, (3 Month Term SOFR + 8.25%), 10/07/29 (a) (c)	141	141
Trans Union, LLC
2024 Term Loan B8, 5.42%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	962	957
Truist Insurance Holdings LLC
2024 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 05/06/31 (a)	2,206	2,173
USI, Inc.
2024 Term Loan C, 5.92%, (3 Month Term SOFR + 2.25%), 09/27/30 (a)	107	107
Virtu Financial LLC
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 06/21/31 (a)	540	539
		80,546
Health Care 6.0%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.07%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	947	480
ADMI Corp.
2021 Incremental Term Loan B3, 7.54%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	1,592	1,488
2023 Term Loan B5, 9.42%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	672	641
Alkermes, Inc.
2026 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 01/28/31 (a)	255	257
Amneal Pharmaceuticals LLC
2026 Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 08/01/32 (a)	3,432	3,440
Aveanna Healthcare, LLC
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.75%), 09/11/32 (a)	204	204
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 01/15/31 (a)	4,229	4,235
Bausch Health Companies Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 6.25%), 09/25/30 (a) (b)	25	24
2025 Term Loan B, 9.92%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	2,906	2,800
CNT Holdings I Corp
2025 Term Loan, 6.17%, (3 Month Term SOFR + 2.25%), 11/08/32 (a)	859	858
DaVita, Inc.
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	610	611
Elanco Animal Health Incorporated
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 10/28/32 (a)	250	250
Embecta Corp
Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 01/27/29 (a)	342	342
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 04/23/31 (a) (b)	375	373
2024 1st Lien Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 04/23/31 (a)	641	637
ExamWorks BidCo Inc.
2026 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 11/01/35 (a)	380	379
Fitness International, LLC
2024 Term Loan B, 8.17%, (1 Month Term SOFR + 4.50%), 01/30/29 (a)	309	309
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/16/31 (a) (b)	14	14
2024 Delayed Draw Term Loan, 7.17%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	20	20
2024 Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	267	268
Heartland Dental, LLC
2025 Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 07/31/32 (a) (b)	115	115
2025 Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 07/31/32 (a)	263	262
Help At Home, Inc.
2024 Term Loan B, 8.67%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	1,167	993
Hologic Inc
Term Loan, 0.00%, (SOFR + 2.25%), 12/31/49 (a) (b)	4,125	4,074
Insulet Corporation
2025 Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 08/04/31 (a)	1,295	1,303
Jazz Financing Lux S.a.r.l.
2024 1st Lien Term Loan B2, 5.92%, (1 Month Term SOFR + 2.25%), 05/05/28 (a)	4,333	4,344
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.42%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	4,163	4,161
Loire Finco Luxembourg S.a.r.l.
2025 USD Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 01/31/30 (a)	203	202
Lumexa Imaging, Inc.
Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 12/12/32 (a)	175	175
MED ParentCo LP
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 04/15/31 (a) (b)	375	375
2025 Repriced Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 04/15/31 (a)	702	701
Medline Borrower, LP
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 10/23/28 (a)	1,174	1,176
2025 Incremental Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 10/23/30 (a)	372	373
National Mentor Holdings, Inc.
2025 1st Lien Term Loan B, 9.67%, (1 Month Term SOFR + 6.00%), 12/05/30 (a)	938	932

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2025 Delayed Draw Term Loan, 9.71%, (3 Month Term SOFR + 6.00%), 12/05/30 (a)	402	399
Organon & Co
2024 USD Term Loan, 5.92%, (1 Month Term SOFR + 2.25%), 05/19/31 (a)	801	761
Padagis LLC
Term Loan B, 8.66%, (3 Month Term SOFR + 4.75%), 06/30/28 (a)	2,253	2,067
Phoenix Guarantor Inc
2024 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 02/21/31 (a)	2,684	2,682
Radiology Partners Inc
2025 Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 06/26/32 (a)	1,241	1,220
Raven Acquisition Holdings LLC
Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 10/25/31 (a)	3,885	3,807
Select Medical Corp
Term Loan, 0.00%, (SOFR + 3.00%), 12/31/31 (a) (b)	676	674
Sotera Health Holdings, LLC
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/30/31 (a)	452	452
TEAM Services Holding Inc.
Term Loan, 0.00%, (SOFR + 5.25%), 12/31/49 (a) (b)	150	142
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 7.78%, (1 Month Term SOFR + 4.00%), 09/22/28 (a)	2,356	2,355
United FP Holdings, LLC
2019 1st Lien Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 12/30/26 (a)	962	921
2019 2nd Lien Term Loan, 12.43%, (3 Month Term SOFR + 8.50%), 12/30/27 (a)	155	116
		52,412
Materials 4.4%
Aruba Investments Holdings, LLC
2020 USD Term Loan, 7.77%, (3 Month Term SOFR + 4.00%), 10/28/27 (a)	630	600
2022 USD Incremental Term Loan, 8.42%, (3 Month Term SOFR + 4.75%), 11/04/27 (a)	334	318
Bakelite US Holdco, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 12/16/31 (a) (b)	190	183
Berlin Packaging LLC
2025 Term Loan B7, 6.91%, (3 Month Term SOFR + 3.25%), 06/07/31 (a)	1,053	1,012
2025 Term Loan B7, 6.92%, (3 Month Term SOFR + 3.25%), 06/07/31 (a)	124	119
Charter NEX US, Inc.
2025 Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.75%), 11/29/30 (a)	669	665
Chemours Company (The)
2025 USD Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 09/30/32 (a)	1,252	1,241
Consolidated Energy Finance, S.A.
2024 Term Loan B, 8.20%, (6 Month Term SOFR + 4.50%), 11/07/30 (a)	970	927
2026 Incremental Term Loan, 8.42%, (3 Month Term SOFR + 4.75%), 11/18/30 (a)	295	281
Discovery Purchaser Corporation
Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 08/04/29 (a)	1,797	1,766
Graham Packaging Company Inc.
2026 Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 01/14/33 (a) (b)	1,150	1,137
2026 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 01/14/33 (a)	1,104	1,092
Hexion Holdings Corporation
2024 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	1,685	1,608
2022 USD 2nd Lien Term Loan, 11.21%, (1 Month Term SOFR + 7.44%), 02/09/30 (a)	106	99
Klockner-Pentaplast of America, Inc.
2026 USD Term Loan, 10.67%, (3 Month Term SOFR + 5.00%), 01/30/31 (a)	3,323	2,683
Kodiak Building Partners Inc.
2024 Term Loan B, 7.42%, (1 Month Term SOFR + 3.75%), 11/26/31 (a)	2,424	2,423
Lonza Group AG
USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.92%), 04/29/28 (a) (b)	25	22
USD Term Loan B, 7.70%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	2,856	2,487
M2S Group Holdings Inc
Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 08/21/31 (a)	905	881
Mativ Holdings Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 03/26/33 (a) (b) (c)	385	370
Natgasoline LLC
2025 Term Loan B, 9.17%, (3 Month Term SOFR + 5.50%), 03/25/30 (a)	319	321
New Arclin U.S. Holding Corp.
2021 Term Loan, 7.27%, (1 Month Term SOFR + 3.50%), 09/22/28 (a)	1,006	996
Nouryon Finance B.V.
2024 USD Term Loan B2, 6.92%, (3 Month Term SOFR + 3.25%), 04/03/28 (a)	650	637
2024 USD Term Loan B1, 7.04%, (6 Month Term SOFR + 3.25%), 04/03/28 (a)	371	363
Pretium PKG Holdings, Inc.
2026 1st Out Exit Term Loan, 8.92%, (3 Month Term SOFR + 5.25%), 03/02/31 (a)	534	530
Proampac PG Borrower LLC
2026 USD Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 02/20/33 (a)	2,273	2,189
Solstice Advanced Materials Inc
Term Loan B, 5.42%, (3 Month Term SOFR + 1.75%), 09/16/32 (a)	360	362
Spa Holdings 3 Oy
USD Term Loan B, 7.93%, (3 Month Term SOFR + 4.00%), 03/18/28 (a)	292	289
Staples, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 5.75%), 08/22/29 (a) (b)	885	802
2024 Term Loan B, 9.41%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	4,941	4,480
Stonepeak Bayou Holdings LP
Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 09/24/32 (a)	2,878	2,786
SupplyOne, Inc
2024 Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 03/27/31 (a)	201	202
TricorBraun Holdings, Inc.
2021 Term Loan, 6.92%, (1 Month Term SOFR + 3.25%), 01/29/28 (a)	1,161	1,101
W.R. Grace & Co.-Conn.
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 08/11/32 (a)	423	421
Wilsonart LLC
2024 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 07/25/31 (a)	1,918	1,663
Windsor Holdings III, LLC
2025 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 08/01/30 (a)	1,845	1,815
		38,871
Consumer Staples 2.9%
Aspire Bakeries Holdings LLC
2025 Repriced Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 12/23/30 (a)	391	391
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.29%, (1 Month Term SOFR + 3.50%), 03/17/28 (a)	486	484
C&S Wholesale Grocers Inc
Term Loan B, 8.67%, (3 Month Term SOFR + 5.00%), 08/05/30 (a)	657	641
Cardenas Markets, Inc.
2022 Term Loan, 10.52%, (3 Month Term SOFR + 6.75%), 07/20/29 (a)	1,013	773
Celsius Holdings, Inc
2025 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 04/01/32 (a)	302	302

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Chobani, LLC
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 10/23/32 (a)	768	768
Del Monte Foods, Inc.
2025 PIK Roll-Up Term Loan, 13.28%, (1 Month Term SOFR + 9.60%), 06/01/26 (a) (c)	357	135
2025 PIK Roll-Up Term Loan, 13.28%, (1 Month Term SOFR + 9.60%), 06/01/26 (a) (c)	215	81
2024 First Out Term Loan, 0.00%, (3 Month Term SOFR + 8.00%), 08/31/28 (a) (e) (f)	178	84
2025 PIK Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 11/02/28 (a) (e) (f)	165	78
2024 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.25%), 02/15/29 (a) (e) (f)	1,118	34
Eagle Parent Corp.
2022 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	1,261	1,262
2025 Incremental Term Loan, 7.92%, (3 Month Term SOFR + 4.25%), 03/17/29 (a) (c)	782	777
Fiesta Purchaser, Inc.
2025 Repriced Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 02/12/31 (a)	769	748
Flora Food Management US Corp.
Term Loan, 0.00%, (SOFR + 4.25%), 10/31/30 (a) (b)	1,500	1,465
Froneri Lux Finco Sarl
2024 USD Term Loan B4, 5.88%, (6 Month Term SOFR + 2.25%), 09/16/31 (a)	347	340
Golden State Food LLC
2026 Term Loan B, 7.17%, (3 Month Term SOFR + 3.50%), 12/04/31 (a)	2,563	2,563
Naked Juice LLC
2025 FLSO Term Loan, 7.02%, (3 Month Term SOFR + 3.25%), 01/24/29 (a)	818	432
2025 FLFO Term Loan, 9.17%, (3 Month Term SOFR + 5.50%), 01/24/29 (a)	988	980
2025 FLTO Term Loan, 9.77%, (3 Month Term SOFR + 6.00%), 01/24/30 (a)	875	181
Newly Weds Foods Inc
Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 03/05/32 (a)	898	896
Nourish Buyer I Inc
2026 Repriced Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 07/09/32 (a)	713	714
Olaplex, Inc
2022 Term Loan, 7.27%, (3 Month Term SOFR + 3.50%), 02/17/29 (a)	140	140
Pegasus BidCo BV
2025 USD Repriced Term Loan B, 6.40%, (3 Month Term SOFR + 2.75%), 07/12/29 (a)	3,000	2,986
Primary Products Finance LLC
2024 1st Lien Term Loan B, 6.90%, (3 Month Term SOFR + 3.25%), 04/01/29 (a)	432	428
Primo Brands Corporation
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 03/31/28 (a)	3,958	3,959
Term Loan, 0.00%, (SOFR + 2.75%), 03/19/31 (a) (b)	3,459	3,463
		25,105
Energy 2.1%
AL NGPL Holdings, LLC
Term Loan B, 5.65%, (3 Month Term SOFR + 2.25%), 04/16/28 (a)	1,239	1,236
BCP Renaissance Parent LLC
2024 Term Loan B3, 5.92%, (3 Month Term SOFR + 2.50%), 10/31/28 (a)	1,177	1,171
BIP PipeCo Holdings LLC
Term Loan B, 5.91%, (3 Month Term SOFR + 2.25%), 12/05/30 (a)	1,002	1,002
Blackfin Pipeline LLC
Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 09/29/32 (a)	3,292	3,306
Colossus Acquireco LLC
Term Loan B, 5.41%, (SOFR + 1.75%), 06/12/32 (a)	1,990	1,982
Crescent Midstream Operating LLC
Term Loan B, 7.41%, (3 Month Term SOFR + 3.75%), 02/13/33 (a)	552	553
Delek US Holdings, Inc.
2022 Term Loan B, 7.27%, (1 Month Term SOFR + 3.50%), 11/10/29 (a)	559	559
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 5.65%, (3 Month Term SOFR + 2.00%), 10/04/30 (a)	2,067	2,066
Par Petroleum, LLC
2025 Term Loan B, 6.93%, (3 Month Term SOFR + 3.25%), 02/28/30 (a)	411	411
Pelican Pipeline LLC
Term Loan B, 6.37%, (3 Month Term SOFR + 2.75%), 03/18/33 (a)	2,000	2,000
Prairie ECI Acquiror LP
2026 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/01/29 (a)	250	250
Rockpoint Gas Storage Partners LP
2025 Repriced Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 09/18/31 (a)	677	677
Venture Global Plaquemines LNG, LLC
2024 Contingency Reserve Delayed Draw Term Loan, 5.90%, (1 Month Term SOFR + 2.23%), 05/25/29 (a)	85	85
Base Term Loan, 5.90%, (1 Month Term SOFR + 2.23%), 05/25/29 (a)	678	675
Whitewater Matterhorn Holdings LLC
2026 Term Loan B, 5.42%, (3 Month Term SOFR + 1.75%), 06/16/32 (a)	2,826	2,809
		18,782
Utilities 1.6%
Alpha Generation LLC
Term Loan B, 5.42%, (1 Month Term SOFR + 2.00%), 09/19/31 (a)	297	296
Cogentrix Finance Holdco I LLC
Repriced Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 02/26/32 (a)	421	421
Hamilton Projects Acquiror, LLC
2025 Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/30/31 (a)	198	198
Invenergy Thermal Operating I LLC
2025 Term Loan B, 6.41%, (SOFR + 2.75%), 05/06/32 (a)	650	650
2025 Term Loan C, 6.41%, (SOFR + 3.50%), 05/06/32 (a)	41	41
Lightning Power LLC
Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 08/08/31 (a)	3,649	3,653
New Fortress Energy Inc
2025 Incremental Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 10/30/28 (a) (b)	1,245	693
2025 Incremental Term Loan B, 9.17%, (3 Month Term SOFR + 5.50%), 10/30/28 (a)	2,234	1,243
NRG Energy, Inc.
2024 Term Loan, 5.52%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	486	487
Talen Energy Supply, LLC
2023 Term Loan B, 6.15%, (3 Month Term SOFR + 2.50%), 05/27/30 (a)	1,607	1,608
2024-1 Incremental Term Loan, 6.15%, (3 Month Term SOFR + 2.50%), 12/10/31 (a)	2,030	2,033
2025 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 10/09/32 (a)	973	972
Vistra Zero Operating Company, LLC
Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 03/20/31 (a)	1,388	1,380
		13,675
Real Estate 0.6%
Brand Industrial Services Inc
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	2,080	1,780
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan, 6.17%, (1 Month Term SOFR + 2.50%), 01/31/30 (a)	129	130
Greystar Real Estate Partners, LLC
2025 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 08/21/30 (a)	2,228	2,228

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Vestis Corporation
2024 Term Loan, 5.92%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	1,492	1,436
		5,574
Total Senior Floating Rate Instruments (cost $819,203)		793,839
CORPORATE BONDS AND NOTES 4.7%
Energy 1.0%
Bip-V Chinook
5.50%, 06/15/31 (g)	85	83
Citgo Petroleum Corporation
8.38%, 01/15/29 (g)	1,750	1,807
Crescent Energy Finance LLC
8.38%, 01/15/34 (g)	1,380	1,443
ITT Holdings LLC
6.50%, 08/01/29 (g)	1,155	1,123
NGL Energy Operating LLC
8.38%, 02/15/32 (g)	1,450	1,490
Plains All American Pipeline, L.P.
8.02%(3 Month Term SOFR + 4.37%), (a) (h)	570	568
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (g) (h)	810	807
9.50%, 02/01/29 (g)	1,000	1,081
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (g)	40	41
		8,443
Financials 0.9%
Ally Financial Inc.
4.70%, (100, 05/15/26) (h)	1,795	1,778
Asurion LLC
8.38%, 02/01/34 (g)	2,580	2,513
CrossCountry Intermediate HoldCo, LLC
6.75%, 12/01/32 (g)	1,264	1,189
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (g)	1,213	1,231
7.88%, 04/01/33 (g)	1,146	1,074
VistaJet Group Holding S.A.
9.50%, 06/01/28 (g)	500	488
		8,273
Communication Services 0.8%
CCO Holdings, LLC
7.00%, 02/01/33 (g)	1,394	1,399
Cipher Compute LLC
7.13%, 11/15/30 (g)	1,633	1,692
CMG Media Corporation
8.88%, 06/18/29 (g)	1,132	982
DIRECTV Financing, LLC
8.88%, 02/01/30 (g)	1,727	1,719
Dotdash Meredith, Inc.
7.63%, 06/15/32 (g)	250	231
EchoStar Corporation
10.75%, 11/30/29	603	650
Liberty Media Corporation
8.25%, 02/01/30	1,500	59
Wulf Compute LLC
7.75%, 10/15/30 (g)	75	79
		6,811
Consumer Discretionary 0.5%
Carnival Corporation
4.00%, 08/01/28 (g)	1,500	1,465
Cooper-Standard Automotive Inc.
9.25%, 03/01/31 (g)	225	211
Sabre GLBL Inc.
11.13%, 07/15/30 (g)	806	683
Staples, Inc.
10.75%, 09/01/29 (g)	300	278
TKC Holdings, Inc.
12.00%, 02/15/31 (g)	1,182	1,219
Univision Communications Inc.
9.38%, 08/01/32 (g)	285	294
Warnermedia Holdings, Inc.
5.05%, 03/15/42	995	661
		4,811
Industrials 0.3%
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (g)	65	38
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (g)	3,000	3,069
		3,107
Health Care 0.3%
1261229 B.C. Ltd.
10.00%, 04/15/32 (g)	1,133	1,161
Organon & Co.
5.13%, 04/30/31 (g)	65	53
Radiology Partners, Inc.
8.50%, 07/15/32 (g)	1,250	1,267
		2,481
Information Technology 0.3%
Central Parent Inc.
8.00%, 06/15/29 (g)	1,690	1,256
Cloud Software Group, Inc.
9.00%, 09/30/29 (g)	1,125	1,086
Oak-Eagle Acquireco, Inc.
7.25%, 07/01/33 (g)	65	67
		2,409
Real Estate 0.3%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	615	572
Service Properties Trust
0.00%, 09/30/27 (g) (i)	1,949	1,776
		2,348
Materials 0.2%
First Quantum Minerals Ltd.
6.38%, 02/15/36 (g)	2,126	2,034
Consumer Staples 0.1%
Marb Bondco PLC
3.95%, 01/29/31 (g)	846	744
OT MidCo Inc.
10.00%, 02/15/30 (g)	125	53
		797
Total Corporate Bonds And Notes (cost $42,766)		41,514
COMMON STOCKS 0.2%
Industrials 0.1%
Elevate Textiles Inc (e)	62	82
Fusion Parent, LLC (c) (e)	8	191
LuxCo 3 (c) (e)	43	706
		979
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	112	267
iHeartMedia, Inc. - Class A (e)	48	140
		407
Energy 0.0%
New Fortress Energy Inc. - Class A (e)	9	5
New Kleo Holdco (c) (e)	82	124
Vantage Drilling International (c)	—	5
		134
Health Care 0.0%
Inotiv, Inc. (e)	3	1
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (c) (e)	21	—
Financials 0.0%
AFGlobal Corporation (c) (j)	39	—
FG Parent, LLC (c)	8	—
Total Common Stocks (cost $6,090)		1,521
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
BBAM US CLO I Ltd.
Series 2022-D1R-1A, REMIC, 6.67%, (3 Month Term SOFR + 3.00%), 03/30/38 (a)	125	124
Birch Grove CLO 12 Ltd.
Series 2025-D1-12A, 6.42%, (3 Month Term SOFR + 2.75%), 04/22/38 (a)	150	148

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Brant Point CLO 2025-8 Ltd.
Series 2025-D1-8A, 6.85%, (3 Month Term SOFR + 2.85%), 03/31/38 (a)	100	98
CIFC Funding 2018-IV Ltd.
Series 2018-D2R-4A, 7.63%, (3 Month Term SOFR + 3.75%), 01/17/38 (a)	100	95
Flatiron RR CLO 30 Ltd.
Series 2025-E-30A, REMIC, 8.92%, (3 Month Term SOFR + 5.25%), 04/15/38 (a)	200	194
Palmer Square CLO 2021-2 Ltd.
Series 2021-DR2-2A, 7.81%, (3 Month Term SOFR + 4.14%), 04/15/38 (a)	100	97
Total Non-U.S. Government Agency Asset-Backed Securities (cost $775)		756
SHORT TERM INVESTMENTS 6.7%
Investment Companies 6.7%
JNL Government Money Market Fund - Class I, 3.53% (k) (l)	59,000	59,000
Total Short Term Investments (cost $59,000)		59,000
Total Investments 102.4% (cost $927,834)		896,630
Other Assets and Liabilities, Net (2.4)%		(21,061)
Total Net Assets 100.0%		875,569

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Non-income producing security.

(f) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $37,226 and 4.3% of the Fund.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Multi-Manager Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	45,179	96,986	83,165	435	—	—	59,000	6.7

JNL Multi-Manager Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—

JNL Multi-Manager Floating Rate Income Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Azuria Water Solutions, Inc., Term Loan, SOFR + 2.75%	239	(2)
Pinnacle Buyer LLC, Delayed Draw Term Loan, SOFR + 2.50%	286	—
Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 3.25%	280	(4)
	805	(6)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	790,563	3,276	793,839
Corporate Bonds And Notes	—	41,514	—	41,514
Common Stocks	495	—	1,026	1,521
Non-U.S. Government Agency Asset-Backed Securities	—	756	—	756
Short Term Investments	59,000	—	—	59,000
	59,495	832,833	4,302	896,630
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(6)	—	(6)
	—	(6)	—	(6)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 98.7%
Japan 20.4%
Alfresa Holdings Corporation	167	2,677
Alps Alpine Co., Ltd.	387	5,217
Asahi Intecc Co., Ltd.	52	1,099
Brother Industries, Ltd.	196	3,618
Chiyoda Corporation (a) (b)	866	5,010
Chugin Financial Group, Inc.	174	3,108
Daiichikosho Co., Ltd.	87	931
Electric Power Development Co., Ltd. - Class D	55	1,528
Fuso Chemical Co., Ltd.	194	3,460
Hanwa Co., Ltd.	240	2,400
Hino Motors, Ltd. (a) (c)	1,476	3,599
Integral Corporation (b)	116	2,346
Japan Steel Works, Ltd., The	55	3,027
Kaga Electronics Co., Ltd.	43	1,024
Kobe Steel, Ltd.	155	1,873
Konica Minolta, Inc.	236	785
Kyoto Financial Group, Inc.	182	4,774
Kyushu Electric Power Co., Inc.	574	6,614
Mazda Motor Corporation (b)	210	1,411
Medipal Holdings Corporation	134	2,500
Meiko Electronics Co., Ltd.	24	3,896
Micronics Japan Co., Ltd.	55	3,429
Mitsubishi Motors Corporation (b)	1,538	3,033
Mitsui Kinzoku Company, Limited	18	3,328
Nippon Shinyaku Co., Ltd.	185	6,044
NS United Kaiun Kaisha, Ltd.	57	2,671
PayPay Corp - ADR (a) (b)	172	3,679
Persol Holdings Co., Ltd.	987	1,445
Rakuten Bank, Ltd. (a)	94	3,388
Sankyo Co., Ltd.	150	1,846
Santen Pharmaceutical Co., Ltd.	160	1,802
Seiko Epson Corporation.	84	1,035
Sekisui House Reit, Inc.	4	2,342
Shibaura Mechatronics Corporation	130	3,448
Ship Healthcare Holdings, Inc.	106	1,625
Sinfonia Technology Co., Ltd.	52	3,542
Suzuken Co., Ltd.	74	2,807
The 77 Bank, Ltd.	176	3,478
The Chugoku Electric Power Co.,Inc. (b)	425	2,702
Timee, Inc. (a) (b)	362	3,029
Tohoku-Electric Power Co.,Inc.	346	2,587
Tokai Rika Co., Ltd.	52	989
Tokyo Tatemono Co., Ltd.	40	926
Tokyu Fudosan Holdings Corporation	110	932
Toyo Tire Corporation	136	3,158
Toyoda Gosei	53	1,371
Toyota Boshoku Corporation	202	3,150
transcosmos inc.	54	1,333
Valor Holdings Co., Ltd.	105	2,440
Yamada Holdings Co., Ltd.	695	2,302
Yonex Co., Ltd.	147	2,785
Zeon Corporation	111	1,258
		138,801
Canada 9.9%
5N Plus Inc. (a)	397	9,042
AGF Management Limited - Class B	581	8,461
Air Canada (a)	140	1,830
Boardwalk Real Estate Investment Trust	21	955
Canadian Apartment Properties Real Estate Investment Trust	62	1,583
Celestica Inc. (a)	5	1,337
Centerra Gold Inc.	365	6,487
Cogeco Communications	29	1,486
Definity Financial Corporation	105	4,950
Extendicare Inc. (b)	84	1,596
Finning International Inc.	133	8,226
Fortuna Mining Corp. (a)	358	3,557
Killam Apartment Real Estate Investment Trust - Class A	101	1,157
Linamar Corporation	31	1,911
MDA Space Ltd. (a)	109	2,767
RioCan Real Estate Investment Trust	86	1,169
Russel Metals Inc.	68	2,362
SECURE Waste Infrastructure Corp. (b)	318	4,988
Sprott Inc.	26	3,639
		67,503
United Kingdom 7.3%
Babcock International Group PLC	370	5,713
Computacenter PLC	49	1,955
Conduit Holdings Limited	186	1,036
Cranswick PLC	58	3,996
Currys PLC	1,359	2,253
Drax Group PLC	480	5,642
easyJet PLC	1,021	4,717
FirstGroup PLC	556	1,222
Genus PLC	92	2,905
Inchcape PLC	211	2,099
Jet2 PLC	274	4,080
Keller Group PLC	130	3,291
Rightmove PLC	362	2,066
Shawbrook Group PLC (a)	770	3,279
St. James's Place PLC	207	3,276
Zigup PLC	470	2,395
		49,925
South Korea 7.0%
APR Co., Ltd.	14	3,185
BGF Co., Ltd.	13	1,171
BNK Financial Group Inc.	264	3,148
CJ Logistics Corporation	35	2,402
GS Holdings Corp.	52	2,199
Hanwha Corporation	65	4,697
IM Financial Group Co., Ltd.	90	1,004
JB Financial Group Co., Ltd.	140	2,742
Kumho Tire Co., Inc. (a)	282	1,117
LG Innotek Co., Ltd.	37	7,410
LIG Nex1 Co., Ltd.	6	2,603
LX International Corp.	127	3,813
Samsung Engineering Co., Ltd.	309	7,499
Samsung Securities Co., Ltd.	19	1,210
VITZRO CELL, Co., Ltd.	109	2,603
Youngone Corporation	22	1,127
		47,930
Taiwan 6.7%
Arcadyan Technology Corporation	308	1,485
Chicony Electronics Co., Ltd.	951	3,625
Everlight Electronics Co., Ltd.	1,513	3,210
Fitipower Integrated Technology Inc.	230	1,113
ITE Tech. Inc.	267	978
Jentech Precision Industrial Co., Ltd.	26	3,228
Lite-On Technology Corporation	653	2,973
Primax Electronics Ltd.	758	1,681
Simplo Technology Co., Ltd.	510	5,380
Supreme Electronics Co., Ltd.	3,131	7,437
Synnex Technology International Corporation	615	1,474
T3EX Global Holdings Corp.	469	1,002
Taiwan Surface Mounting Technology Corp.	544	1,603
Universal Microwave Technology, Inc.	87	4,073
Wah Lee Industrial Corp.	286	1,066
WNC Corporation	514	2,833
WT Microelectronics Co., Ltd.	329	2,290
		45,451
Germany 5.0%
Aixtron SE	147	5,687
AlzChem Group AG	17	3,392
Aroundtown S.A.	257	680
AUTO1 Group SE (a)	148	2,625
DEUTZ Aktiengesellschaft	220	2,202
ELMOS Semiconductor Aktiengesellschaft	19	3,173
Nordex SE (a)	127	6,841
Scout24 SE (d)	49	3,752
TUI AG (d)	710	5,532
		33,884
India 4.4%
Dr. Lal Pathlabs Limited	81	1,136

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Federal Bank Ltd., The	1,203	3,363
Godfrey Phillips India Limited	73	1,458
Indian Energy Exchange Limited	1,924	2,368
Lic Housing Finance Limited	257	1,363
Multi Commodity Exchange of India Limited	93	2,422
National Aluminium Co Ltd.	2,268	9,437
Power Finance Corporation Limited	1,114	4,556
PTC India Limited	411	696
Redington Limited	1,463	3,163
		29,962
China 4.0%
FinVolution Group - Class A - ADR	588	2,817
Fufeng Group Limited	1,825	1,622
Harbin Electric Co., Ltd. - Class H	1,565	4,220
Joyy Inc. - Class A - ADR	93	5,448
TCL Electronics Holdings Limited	3,981	6,513
Weibo Corporation - Class A - ADR (b)	314	2,748
Yangzijiang Shipbuilding (Holdings) Ltd.	1,294	3,849
		27,217
Italy 3.5%
Avio S.P.A. (b)	103	3,971
Lottomatica Group S.p.A.	301	8,671
SeSa S.P.A. (b)	10	898
Sol S.P.A.	49	3,329
Unipol Assicurazioni S.P.A.	288	6,716
		23,585
Australia 3.4%
AGL Energy Limited	335	2,294
Charter Hall Retail REIT	392	1,036
Lynas Rare Earths Limited (a)	284	3,769
Neuren Pharmaceuticals Limited (a)	267	2,222
NRW Holdings Limited	236	872
Perenti Limited	1,260	1,708
Regis Resources Limited	1,388	6,591
Superloop Limited (a)	1,843	4,191
Vault Minerals Limited (a)	267	791
		23,474
Indonesia 3.1%
PT. Adaro Andalan Indonesia Tbk (a)	3,528	2,349
PT. Alamtri Resources Indonesia Tbk	46,631	7,151
PT. Aneka Tambang	30,798	6,441
PT. Indo Tambangraya Megah Tbk	971	1,699
PT. Japfa Comfeed Indonesia Tbk.	10,622	1,483
PT. Perusahaan Gas Negara	15,177	1,660
		20,783
Brazil 2.4%
Companhia de Saneamento de Minas Gerais - Copasa MG	292	3,245
Embraer S.A.	306	4,552
Inter & Co, Inc. - Class A	346	2,755
OdontoPrev S.A.	609	1,567
Prio S.A. (a)	350	4,475
		16,594
Israel 2.1%
Bezeq Israel Communications Company Ltd.	600	1,435
EL AL Israel Airlines Ltd.	180	790
G City Ltd.	453	1,690
Tel Aviv Stock Exchange Ltd., The	66	2,956
ZIM Integrated Shipping Services Ltd.	290	7,632
		14,503
Sweden 2.1%
Ambea AB ( publ ) (d)	69	964
Apotea AB (publ) (b)	402	2,704
Attendo International AB (d)	326	3,502
Bonesupport Holding AB (a)	135	2,812
Hemnet AB	154	1,737
MIPS AB	99	2,427
		14,146
Switzerland 2.0%
Kuros Biosciences AG (a)	90	2,562
Montana Aerospace AG (a)	95	3,097
R&S Group Holding AG (b)	92	2,386
SMG Swiss Marketplace Group Holding AG	74	2,548
Sportradar Group AG - Class A (a)	185	3,105
		13,698
Norway 1.8%
Aker Solutions ASA (d)	383	1,833
Hoegh Autoliners ASA	171	2,488
MPC Container Ships ASA	897	2,132
Norwegian Air Shuttle ASA	560	830
Protector Forsikring ASA	73	3,533
Wallenius Wilhelmsen ASA	102	1,301
		12,117
Hong Kong 1.5%
Hysan Development Company Limited	594	1,425
VSTECS Holdings Limited	5,382	5,933
Wasion Holdings Limited	814	2,948
		10,306
Singapore 1.3%
AEM Holdings Ltd.	1,949	6,476
Mpact Treasury Company Pte. Ltd. (d)	1,458	1,500
Yangzijiang Financial Holding Ltd. (a)	3,649	715
		8,691
Spain 1.1%
Atalaya Mining PLC	298	2,819
Grenergy Renovables S.A. (a)	34	4,554
		7,373
New Zealand 1.0%
OceanaGold Corporation	223	7,034
United States of America 0.7%
Millicom International Cellular S.A.	64	4,774
Malaysia 0.7%
Kumpulan Sime Darby Berhad	8,149	4,573
France 0.7%
Exail Technologies (a) (b)	33	4,543
Denmark 0.6%
ALK-Abello A/S - Class B	87	2,755
Dampskibsselskabet NORDEN A/S	35	1,623
		4,378
Mexico 0.6%
Vista Energy, S.A.B. De C.V. - Series A - ADR (a)	56	4,218
Czech Republic 0.6%
CSG N.V. - Class A (a)	153	4,192
South Africa 0.6%
Life Healthcare Group Holdings	1,882	1,290
Telkom S.A. Ltd.	812	2,838
		4,128
Netherlands 0.5%
Cementir Holding N.V. (b)	210	3,751
Thailand 0.5%
Regional Container Lines Public Co Ltd.	3,573	3,430
Lithuania 0.5%
Baltic Classifieds Group PLC	1,397	3,392
Austria 0.5%
ASTA Energy Solutions AG (a)	69	3,167
Finland 0.4%
Nokian Renkaat Oyj (b)	258	2,726
Greece 0.4%
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	59	2,591
Ireland 0.4%
COSMO Pharmaceuticals N.V. - Class N	24	2,536
Belgium 0.4%
Aedifica	12	957
Proximus	178	1,440
		2,397
Portugal 0.3%
NOS, SGPS, S.A.	329	2,076
Turkey 0.2%
Torunlar Gayrimenkul Yatirim Ortakligi Anonim Sirketi	634	1,225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
United Arab Emirates 0.1%
Dubai Residential REIT	2,958	886
Total Common Stocks (cost $607,388)		671,960
PREFERRED STOCKS 0.5%
Brazil 0.3%
Banco do Estado do Rio Grande do Sul S/A. - Preferred Class B	380	1,265
Metalgrafica Iguacu S A	546	899
		2,164
Italy 0.2%
Danieli & C. Officine Meccaniche S.p.A.	19	960
Total Preferred Stocks (cost $3,216)		3,124
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	2,305	2,305
Total Short Term Investments (cost $2,305)		2,305
Total Investments 99.5% (cost $612,909)		677,389
Other Assets and Liabilities, Net 0.5%		3,709
Total Net Assets 100.0%		681,098

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	15,656	78,883	92,234	91	—	—	2,305	0.3

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aker Solutions ASA	04/23/25	1,171	1,833	0.3
Ambea AB ( publ )	09/25/25	957	964	0.1
Attendo International AB	02/16/26	3,670	3,502	0.5
Mpact Treasury Company Pte. Ltd.	06/21/24	1,334	1,500	0.2
Scout24 SE	01/05/24	5,285	3,752	0.6
TUI AG	12/22/23	5,916	5,532	0.8
		18,333	17,083	2.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	126,438	541,923	3,599	671,960
Preferred Stocks	2,164	960	—	3,124
Short Term Investments	2,305	—	—	2,305
	130,907	542,883	3,599	677,389

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 96.9%
Industrials 21.7%
AAON, Inc.	51	4,204
AeroVironment, Inc. (a)	8	1,464
AGCO Corporation	28	3,221
Alamo Group Inc.	18	2,961
AMETEK, Inc.	19	4,073
API Group Corporation (a)	91	3,693
Axon Enterprise, Inc. (a)	8	3,567
Bloom Energy Corporation - Class A (a)	11	1,490
CACI International Inc. - Class A (a)	14	7,567
Carlisle Companies Incorporated	29	9,759
Carrier Global Corporation	75	4,250
Comfort Systems USA, Inc.	8	11,542
Copart, Inc. (a)	121	4,031
CSX Corporation	146	5,993
Delta Air Lines, Inc.	89	5,886
Equifax Inc.	28	5,083
ESAB Corporation	39	3,721
Expeditors International of Washington, Inc. - Class A	29	4,217
Fastenal Company	127	5,916
FTI Consulting, Inc. (a)	24	4,189
Graco Inc.	34	2,836
Hubbell Incorporated	10	5,091
IDEX Corporation	50	9,534
Karman Holdings Inc. (a) (b)	36	2,906
Knight-Swift Transportation Holdings Inc. - Class A	85	4,877
L3Harris Technologies, Inc.	11	3,935
Landstar System, Inc.	71	11,402
Lincoln Electric Holdings, Inc.	31	7,671
McGrath RentCorp	60	6,585
Mine Safety Appliances Company, LLC	18	2,869
Nordson Corporation	12	3,193
Nvent Electric Public Limited Company	13	1,538
Old Dominion Freight Line, Inc.	21	4,132
Regal Rexnord Corporation	22	4,082
Republic Services, Inc.	15	3,384
Rollins, Inc.	87	4,641
Simpson Manufacturing Co., Inc.	51	8,735
SS&C Technologies Holdings, Inc.	67	4,510
StandardAero, Inc. (a)	141	3,655
TFI International Inc. (b)	34	3,733
Toro Company, The	45	4,205
UFP Industries, Inc.	42	3,825
Veralto Corporation	32	2,829
W.W. Grainger, Inc.	4	4,690
Waste Connections, Inc.	25	3,980
Westinghouse Air Brake Technologies Corporation	21	5,199
Xylem Inc.	71	8,520
		229,384
Information Technology 14.0%
Akamai Technologies, Inc. (a)	85	9,797
Amphenol Corporation - Class A	105	13,275
Astera Labs, Inc. (a)	14	1,545
Autodesk, Inc. (a)	14	3,468
CDW Corp.	19	2,348
Check Point Software Technologies Ltd. (a)	13	1,846
Cloudflare, Inc. - Class A (a)	73	14,989
Constellation Software Inc.	3	4,423
Credo Technology Group Holding Ltd. (a)	15	1,417
Datadog, Inc. - Class A (a)	70	8,214
F5, Inc. (a)	9	2,727
Fair Isaac Corporation (a)	5	5,259
GitLab Inc. - Class A (a)	124	2,683
Keysight Technologies, Inc. (a)	18	5,174
Microchip Technology Incorporated	83	5,363
MKS Inc.	10	2,281
MongoDB, Inc. - Class A (a)	10	2,325
Monolithic Power Systems, Inc.	7	8,083
Nutanix, Inc. - Class A (a)	128	4,861
Okta, Inc. - Class A (a)	58	4,589
Palo Alto Networks, Inc. (a)	17	2,685
Procore Technologies, Inc. (a)	64	3,665
PTC Inc. (a)	30	4,294
Pure Storage, Inc. - Class A (a)	127	7,502
Rubrik, Inc. - Class A (a)	54	2,644
Synopsys, Inc. (a)	17	6,542
Trimble Inc. (a)	125	8,164
Vertex, Inc. - Class A (a)	218	2,588
Zebra Technologies Corporation - Class A (a)	12	2,472
Zscaler, Inc. (a)	19	2,657
		147,880
Financials 13.7%
American Financial Group, Inc.	29	3,704
Arch Capital Group Ltd. (a)	56	5,395
Brown & Brown, Inc.	112	7,338
Commerce Bancshares, Inc.	224	11,016
Corpay Inc (a)	20	5,935
Cullen/Frost Bankers, Inc.	28	3,783
Fairfax Financial Holdings Limited	6	9,467
First Citizens BancShares, Inc. - Class A	4	7,051
Goosehead Insurance, Inc. - Class A (a)	85	3,629
Hamilton Lane Incorporated - Class A	35	3,520
Hartford Insurance Group, Inc., The	39	5,315
Houlihan Lokey, Inc. - Class A	70	10,026
Kinsale Capital Group, Inc.	9	3,212
LPL Financial Holdings Inc.	10	2,738
Morningstar, Inc.	19	3,134
MSCI Inc. - Class A	7	3,611
Old Republic International Corporation	96	3,818
Raymond James Financial, Inc.	33	4,778
Ryan Specialty Group Holdings, Inc. - Class A	101	3,391
Toast, Inc. - Class A (a)	363	9,637
Tradeweb Markets Inc. - Class A	65	7,648
Truist Financial Corporation	121	5,549
White Mountains Insurance Group Ltd.	4	9,526
Willis Towers Watson Public Limited Company	42	12,081
		145,302
Consumer Discretionary 11.4%
AutoZone, Inc. (a)	1	4,509
BorgWarner Inc.	63	3,408
Carnival Corporation	259	6,702
CAVA Group, Inc. (a)	45	3,641
Chewy, Inc. - Class A (a)	119	3,221
Domino's Pizza, Inc.	24	8,380
Expedia Group, Inc.	29	6,717
Floor & Decor Holdings, Inc. - Class A (a)	76	3,861
Genuine Parts Company	42	4,427
Global-E Online Ltd. (a)	113	3,486
Hilton Worldwide Holdings Inc.	12	3,505
Lennar Corporation - Class A	51	4,421
Lithia Motors, Inc. - Class A	25	6,187
Lowe`s Companies, Inc.	24	5,706
MercadoLibre, Inc. (a)	5	8,177
Murphy USA Inc.	14	7,038
On Holding AG - Class A (a)	151	5,144
Penske Automotive Group, Inc. (b)	25	3,742
Planet Fitness, Inc. - Class A (a)	13	967
Texas Roadhouse, Inc. - Class A	24	3,980
TopBuild Corp. (a)	27	9,429
Tractor Supply Company	89	4,032
Williams-Sonoma, Inc.	20	3,710
Wingstop Inc.	17	2,696
Wyndham Hotels & Resorts, Inc.	45	3,623
		120,709
Health Care 11.2%
Agilent Technologies, Inc.	28	3,134
Bio-Techne Corporation	63	3,303
Cooper Companies, Inc., The (a)	178	12,694
Edwards Lifesciences Corporation (a)	46	3,700
GE HealthCare Technologies Inc.	80	5,682
HealthEquity, Inc. (a)	63	5,246
IDEXX Laboratories, Inc. (a)	11	6,398
Insulet Corporation (a)	26	5,372
IQVIA Holdings Inc (a)	18	3,142

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Labcorp Holdings Inc.	58	15,547
Medline Inc. - Class A (a)	92	4,100
Mettler-Toledo International Inc. (a)	3	3,910
Molina Healthcare, Inc. (a)	31	4,106
Penumbra, Inc. (a)	17	5,648
Quest Diagnostics Incorporated	26	5,135
Repligen Corporation (a)	23	2,733
Revvity, Inc.	46	3,986
Smith & Nephew PLC - ADR (b)	111	3,534
Steris Public Limited Company	13	2,786
Veeva Systems Inc. - Class A (a)	33	5,709
Waters Corporation (a)	12	3,693
West Pharmaceutical Services, Inc.	36	9,079
		118,637
Consumer Staples 8.7%
Albertsons Companies, Inc. - Class A	275	4,681
Archer-Daniels-Midland Company	71	5,146
BJ's Wholesale Club Holdings, Inc. (a)	138	13,658
Cal-Maine Foods, Inc.	104	8,259
Casey's General Stores, Inc.	5	3,668
Celsius Holdings, Inc. (a)	213	7,547
Coca-Cola Consolidated, Inc.	36	6,873
e.l.f. Beauty, Inc. (a)	42	2,515
Estee Lauder Companies Inc., The - Class A	110	7,918
Freshpet, Inc. (a)	45	2,670
Keurig Dr Pepper Inc.	288	7,583
Kroger Co., The	92	6,641
Sprouts Farmers Market, Inc. (a)	38	2,897
United Natural Foods, Inc. (a)	99	4,456
US Foods Holding Corp. (a)	83	7,617
		92,129
Materials 5.0%
Amrize AG	225	12,656
AptarGroup, Inc.	79	10,026
CF Industries Holdings, Inc.	22	2,847
DuPont de Nemours, Inc.	92	4,227
Franco-Nevada Corporation	7	1,779
International Flavors & Fragrances Inc.	79	5,752
Packaging Corporation of America	28	6,043
RPM International Inc.	57	5,616
Steel Dynamics, Inc.	25	4,487
		53,433
Energy 3.7%
Baker Hughes Company - Class A	51	3,112
Chord Energy Corporation	28	3,967
Coterra Energy Inc.	47	1,659
Devon Energy Corporation	113	5,708
EOG Resources, Inc.	47	6,795
Expand Energy Corporation	40	4,413
Matador Resources Company	79	4,987
SLB Limited	72	3,690
Texas Pacific Land Corporation	11	5,351
		39,682
Communication Services 3.1%
Atlanta Braves Holdings, Inc. - Series C (a)	141	6,012
News Corporation - Class A	185	4,622
Reddit, Inc. - Class A (a)	24	3,270
Sphere Entertainment Co. - Class A (a)	16	5,221
The New York Times Company - Class A	68	5,661
Universal Music Group N.V. - ADR	507	4,865
Warner Music Group Corp. - Class A	124	3,157
		32,808
Real Estate 2.7%
Camden Property Trust	38	3,731
Equity Lifestyle Properties, Inc.	73	4,557
Lamar Advertising Company - Class A	44	5,526
Mid-America Apartment Communities, Inc.	47	5,680
NNN REIT, Inc.	120	5,059
St. Joe Company, The	65	4,066
		28,619
Utilities 1.7%
Alliant Energy Corporation	100	7,147
American Water Works Company, Inc.	36	4,858
CMS Energy Corporation	74	5,764
		17,769
Total Common Stocks (cost $1,014,191)		1,026,352
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	32,270	32,270
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	7,336	7,336
Total Short Term Investments (cost $39,606)		39,606
Total Investments 100.6% (cost $1,053,797)		1,065,958
Other Assets and Liabilities, Net (0.6)%		(6,462)
Total Net Assets 100.0%		1,059,496

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	22,398	124,717	114,845	256	—	—	32,270	3.0
JNL Government Money Market Fund, 3.63% - Class SL	7,337	33,743	33,744	77	—	—	7,336	0.7
	29,735	158,460	148,589	333	—	—	39,606	3.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,026,352	—	—	1,026,352
Short Term Investments	39,606	—	—	39,606
	1,065,958	—	—	1,065,958

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.5%
Industrials 29.3%
AAON, Inc.	355	29,373
Advanced Drainage Systems, Inc.	138	18,941
AeroVironment, Inc. (a)	4	821
Alliance Laundry Holdings Inc. (a) (b)	200	4,154
Ameresco, Inc. - Class A (a)	115	2,922
Amprius Technologies Operating, Inc. (a)	52	876
Applied Industrial Technologies, Inc.	57	15,012
Archer Aviation Inc. - Class A (a) (b)	99	511
Argan, Inc.	10	5,714
Axon Enterprise, Inc. (a)	12	5,241
BETA Technologies, Inc. - Class A (a) (b)	40	583
Bloom Energy Corporation - Class A (a)	25	3,385
Booz Allen Hamilton Holding Corporation - Class A	100	7,783
Cardinal Infrastructure Group Inc. - Class A (a)	32	1,289
Carpenter Technology Corporation	50	19,984
Casella Waste Systems, Inc. - Class A (a)	136	10,787
CECO Environmental Corp. (a)	48	2,835
Comfort Systems USA, Inc.	3	4,054
Construction Partners, Inc. - Class A (a)	58	6,463
Crane Company	8	1,370
CSW Industrials, Inc.	12	3,082
Curtiss-Wright Corporation	7	4,679
Donaldson Company, Inc.	87	7,416
Ducommun Incorporated (a)	54	6,547
Dycom Industries, Inc. (a)	29	9,811
Electrovaya Inc. (a)	61	479
Enerpac Tool Group Corp. - Class A	404	14,721
Enovix Corporation (a) (b)	149	774
Enpro Inc.	26	6,436
Eos Energy Enterprises, Inc. - Class A (a) (b)	376	1,863
ESCO Technologies Inc.	25	7,059
Everus Construction Group, Inc. (a)	33	3,880
Federal Signal Corporation	16	1,717
Flowserve Corporation	24	1,735
Forgent Power Solutions, Inc. - Class A (a)	811	23,730
FTAI Aviation Ltd.	77	18,804
FTI Consulting, Inc. (a)	16	2,844
Griffon Corporation	52	3,809
HEICO Corporation - Class A	74	15,589
IES Holdings, Inc. (a)	11	5,117
JBT Marel Corporation	9	1,171
Karman Holdings Inc. (a) (b)	190	15,136
Knight-Swift Transportation Holdings Inc. - Class A	45	2,600
Kornit Digital Ltd. (a)	263	3,860
Kratos Defense & Security Solutions, Inc. (a)	125	8,791
Legence Corp. - Class A (a)	43	2,416
Limbach Holdings, Inc. (a)	46	3,572
Loar Holdings Inc. (a)	205	11,771
Mayville Engineering Company, Inc. (a)	23	407
McGrath RentCorp	20	2,188
Mercury Systems, Inc. (a)	264	19,286
Modine Manufacturing Company (a)	92	19,882
Montrose Environmental Group, Inc. (a)	528	11,552
MOOG Inc. - Class A	11	3,340
MYR Group Inc. (a)	7	1,843
Newpark Resources, Inc. (a)	155	2,251
NextPower LLC - Class A (a)	179	21,493
Omega Flex, Inc.	34	1,055
Planet Labs Inc. - Class A (a)	201	5,624
Primoris Services Corporation	92	13,188
Qxo, Inc. (a)	147	2,849
RBC Bearings Incorporated (a)	6	3,337
Red Cat Holdings, Inc. (a) (b)	43	564
Regal Rexnord Corporation	49	9,209
Saia, Inc. (a)	73	25,912
Simpson Manufacturing Co., Inc.	86	14,824
SiteOne Landscape Supply, Inc. (a)	123	16,429
SOLV Energy, Inc. - Class A (a)	59	1,785
SPX Technologies, Inc. (a)	13	2,616
Sterling Infrastructure, Inc. (a)	41	16,823
Tecogen Inc. (a) (b)	35	88
Terex Corporation	30	1,776
Toro Company, The	54	5,001
UL Solutions Inc. - Class A	180	15,380
Verisk Analytics, Inc.	53	10,128
Vicor Corporation (a)	9	1,427
Voyager Technologies, Inc. - Class A (a) (b)	120	2,807
VSE Corporation	38	6,986
Watts Water Technologies, Inc. - Class A	32	9,209
Xometry, Inc. - Class A (a)	19	791
York Space Systems Inc. (a)	91	2,011
Zurn Elkay Water Solutions Corporation	28	1,275
		584,843
Health Care 22.0%
Alkermes Public Limited Company (a)	159	5,629
Apogee Therapeutics, Inc. (a)	81	6,834
Arcutis Biotherapeutics, Inc. (a)	203	4,787
Arrowhead Pharmaceuticals Inc (a)	115	7,234
AtriCure, Inc. (a)	179	5,103
AxoGen, Inc. (a)	341	11,302
Axsome Therapeutics, Inc. (a)	65	11,102
BillionToOne, Inc. - Class A (a) (b)	56	4,384
Bio-Techne Corporation	88	4,585
Bridgebio Pharma, Inc. (a)	124	9,147
Canticle Pharmaceuticals, Inc. (a)	27	13,948
Caredx, Inc. (a)	471	8,174
Celcuity Inc. (a)	15	1,672
CG Oncology, Inc. (a)	43	2,883
Crinetics Pharmaceuticals, Inc. (a)	178	6,480
Cryoport, Inc. (a)	69	575
Cytokinetics, Incorporated (a)	49	3,210
Definium Therapeutics, Inc. (a)	112	2,111
Denali Therapeutics Inc. (a)	137	2,637
Dianthus Therapeutics, Inc. (a)	14	1,137
Edgewise Therapeutics, Inc. (a)	113	3,573
Ensign Group, Inc., The	72	14,564
Establishment Labs Holdings Inc. (a)	139	7,894
GeneDx Holdings Corp. - Class A (a)	18	1,181
Glaukos Corporation (a)	94	10,136
Globus Medical, Inc. - Class A (a)	93	8,029
Guardant Health, Inc. (a)	198	18,290
HealthEquity, Inc. (a)	308	25,812
Heartflow, Inc. (a) (b)	313	7,615
Hinge Health, Inc. - Class A (a)	253	9,768
IDEAYA Biosciences, Inc. (a)	112	3,745
Immunome, Inc. (a)	83	1,825
Indivior Pharmaceuticals, Inc. (a)	47	1,444
Inspire Medical Systems, Inc. (a)	42	2,175
Iradimed Corporation	96	9,210
Irhythm Holdings, Inc. (a)	107	12,680
Kiniksa Pharmaceuticals International, PLC - Class A (a)	14	676
Kymera Therapeutics, Inc. (a)	112	9,285
LeMaitre Vascular, Inc.	179	19,526
Ligand Pharmaceuticals Incorporated (a)	20	3,937
Mirum Pharmaceuticals, Inc. (a)	47	4,377
Natera, Inc. (a)	7	1,312
National Research Corporation (b)	64	1,082
Nuvalent, Inc. - Class A (a)	15	1,579
Omnicell, Inc. (a)	134	4,463
Option Care Health, Inc. (a)	93	2,503
Orthopediatrics Corp. (a)	232	3,674
Owlet, Inc. - Class A (a) (b)	448	2,304
Palvella Therapeutics Inc. (a)	21	2,587
Phreesia, Inc. (a)	124	1,040
Praxis Precision Medicines, Inc. (a)	18	5,906
Procept Biorobotics Corporation (a)	56	1,404
Protagonist Therapeutics, Inc. (a)	77	8,126
PTC Therapeutics, Inc. (a)	120	8,197
RadNet, Inc. (a)	247	13,801
Repligen Corporation (a)	57	6,672
Revolution Medicines, Inc. (a)	50	4,898
Rhythm Pharmaceuticals, Inc. (a)	56	4,901
Scholar Rock Holding Corporation (a)	57	2,783
Septerna, Inc (a) (b)	91	2,182
SI-BONE, Inc. (a)	484	6,108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Spyre Therapeutics, Inc. (a)	67	3,388
Stevanato Group Societa' Per Azioni	343	4,718
Stoke Therapeutics, Inc. (a)	19	606
Structure Therapeutics Inc. - ADR (a)	30	1,439
Tarsus Pharmaceuticals, Inc. (a)	28	1,999
Tempus AI, Inc. - Class A (a) (b)	124	5,627
Travere Therapeutics, Inc. (a)	60	1,782
Twist Bioscience Corporation (a)	27	1,300
U.S. Physical Therapy, Inc.	57	4,262
Vaxcyte, Inc. (a)	100	5,804
Veracyte, Inc. (a)	90	2,914
Viking Therapeutics, Inc. (a)	60	1,953
Wave Life Sciences Ltd. (a)	165	1,195
Waystar Holding Corp. (a)	329	7,932
West Pharmaceutical Services, Inc.	64	15,996
Xenon Pharmaceuticals Inc. (a)	81	4,701
		439,814
Information Technology 17.9%
ACI Worldwide, Inc. (a)	158	6,481
Advanced Energy Industries, Inc.	92	29,702
Agilysys, Inc. (a)	63	4,454
Alkami Technology, Inc. (a) (b)	318	4,981
Allegro Microsystems Inc. (a)	78	2,451
AppFolio, Inc. - Class A (a)	22	3,483
Arlo Technologies, Inc. (a)	352	5,007
Badger Meter, Inc.	35	5,324
Bentley Systems, Incorporated - Class B (b)	286	10,057
Camtek Ltd. (a) (b)	16	2,356
Cellebrite Di Ltd. (a)	283	3,902
Coherent Corp. (a)	14	3,218
Credo Technology Group Holding Ltd. (a)	61	5,760
Descartes Systems Group Inc., The (a)	200	14,338
Digital Turbine USA, Inc. (a) (b)	2,784	8,017
DigitalOcean Holdings, Inc. (a)	16	1,413
Dynatrace, Inc. (a)	236	8,745
Fabrinet (a)	20	10,529
Guidewire Software, Inc. (a)	58	8,641
Impinj, Inc. (a)	13	1,304
Indie Semiconductor, Inc. - Class A (a) (b)	5,458	17,571
InterDigital, Inc.	14	4,128
Itron, Inc. (a)	23	2,057
JFROG Ltd. (a)	53	2,508
Lattice Semiconductor Corporation (a)	58	5,340
LightPath Technologies, Inc. - Class A (a)	97	970
Lumentum Holdings Inc. (a)	7	4,964
MACOM Technology Solutions Holdings, Inc. (a)	27	6,064
Mirion Technologies (US), Inc. - Class A (a)	298	5,537
nCino OpCo, Inc. (a)	784	11,742
Netskope, Inc. - Class A (a) (b)	375	3,185
Nlight, Inc. (a)	63	3,620
Novanta Inc. (a)	171	20,248
NVE Corporation	8	509
Onto Innovation Inc. (a)	46	9,274
OSI Systems, Inc. (a)	19	4,895
Porch Group Inc - Class A (a)	2,303	16,514
Procore Technologies, Inc. (a)	161	9,164
Rambus Inc. (a)	151	13,024
Semtech Corporation (a)	137	10,522
SentinelOne, Inc. - Class A (a)	271	3,489
ServiceTitan, Inc. - Class A (a)	196	12,442
Silicon Motion, Inc. - ADR	70	7,892
Sitime Corporation (a)	23	7,890
Teledyne Technologies Incorporated (a)	25	14,990
TeraWulf Inc. (a) (b)	114	1,652
Tower Semiconductor Ltd. (a)	10	1,811
TTM Technologies, Inc. (a)	50	4,833
Ultra Clean Holdings, Inc. (a)	30	1,872
Unusual Machines, Inc. (a) (b)	153	1,892
Varonis Systems, Inc. (a)	177	3,801
Zeta Global Holdings Corp. - Class A (a)	105	1,678
		356,241
Consumer Discretionary 11.5%
Birkenstock Holding PLC (a) (b)	162	5,787
Boot Barn Holdings, Inc. (a)	86	12,689
Brinker International, Inc. (a)	10	1,468
BRP Inc.	21	1,498
Brunello Cucinelli S.p.A.	64	5,614
CAVA Group, Inc. (a) (b)	56	4,565
Cavco Industries, Inc. (a)	10	4,801
DK Crown Holdings Inc. - Class A (a)	241	5,202
Dream Finders Homes, Inc. - Class A (a) (b)	193	2,690
FIGS, Inc. - Class A (a)	86	1,273
First Watch Restaurant Group, Inc. (a)	107	1,117
Floor & Decor Holdings, Inc. - Class A (a)	75	3,797
Garrett Motion Inc.	57	1,041
Genius Sports Limited (a)	608	2,695
Gigacloud Technology Inc. - Class A (a)	67	3,029
Global-E Online Ltd. (a)	59	1,824
Installed Building Products, Inc. (b)	94	24,829
Kura Sushi USA, Inc. - Class A (a) (b)	97	6,717
Liberty Live Holdings, Inc. - Series C (a)	121	11,367
Life Time Group Holdings, Inc. (a)	124	3,341
Lindblad Expeditions, LLC (a)	151	2,612
National Vision Holdings, Inc. (a)	108	2,802
Ollie's Bargain Outlet Holdings, Inc. (a)	165	15,163
Patrick Industries, Inc.	36	4,080
Planet Fitness, Inc. - Class A (a)	112	8,328
Revolve Group Inc. - Class A (a)	229	5,190
RH (a)	43	6,030
Rush Street Interactive, Inc. - Class A (a)	86	1,875
SharkNinja, Inc. (a)	226	23,941
Smith Douglas Homes Corp. - Class A (a) (b)	75	954
Sportradar Group AG - Class A (a)	112	1,876
Texas Roadhouse, Inc. - Class A	97	16,067
TopBuild Corp. (a)	33	11,666
Travel + Leisure Co.	30	2,068
Universal Technical Institute, Inc. (a)	71	2,562
Victoria's Secret & Co. (a)	37	1,729
Warby Parker Inc. - Class A (a)	32	670
Wingstop Inc.	66	10,239
Wynn Resorts, Limited	64	6,517
		229,713
Financials 8.4%
Bancorp, Inc., The (a)	44	2,373
BankUnited, Inc.	29	1,321
Chime Financial, Inc. - Class A (a)	174	3,259
Coastal Financial Corporation (a)	19	1,431
Customers Bancorp, Inc. (a)	29	2,025
Dave Inc. - Class A (a)	31	5,367
Ethos Technologies Inc. - Class A (a) (b)	67	751
Evercore Inc. - Class A	52	15,502
Figure Technology Solutions, Inc. - Class A (a)	83	2,827
FirstCash, Inc.	7	1,364
Goosehead Insurance, Inc. - Class A (a)	91	3,890
Hamilton Lane Incorporated - Class A	29	2,876
Houlihan Lokey, Inc. - Class A	94	13,490
Jack Henry & Associates, Inc.	61	9,715
Kinsale Capital Group, Inc.	27	9,164
LendingClub Corporation (a)	49	699
Marex Group PLC	117	5,227
MarketAxess Holdings Inc.	8	1,261
Moelis & Company - Class A	195	11,109
Morningstar, Inc.	9	1,596
Primerica, Inc.	25	6,202
Ryan Specialty Group Holdings, Inc. - Class A	426	14,362
ServisFirst Bancshares, Inc.	76	5,532
Skyward Specialty Insurance Group, Inc. (a)	99	4,310
StepStone Group Inc. - Class A	232	11,031
StoneX Group Inc. (a)	109	8,769
Toast, Inc. - Class A (a)	33	885
Triumph Financial, Inc. (a)	77	4,596
UMB Financial Corporation	76	8,602
Victory Capital Holdings, Inc. - Class A	121	7,946
		167,482
Consumer Staples 2.2%
BBB Foods Inc. - Class A (a)	55	1,957
Celsius Holdings, Inc. (a)	170	6,030
Freshpet, Inc. (a)	21	1,231

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Once Upon a Farm, PBC (a) (b)	250	4,082
Performance Food Group Company (a)	79	6,810
PriceSmart, Inc.	13	1,911
Primo Brands Corporation - Class A	295	5,559
The Chefs' Warehouse, Inc. (a)	169	10,064
Turning Point Brands, Inc.	29	2,508
Vita Coco Company, Inc., The (a)	63	3,006
Vital Farms, Inc. (a) (b)	84	1,184
		44,342
Energy 2.0%
Cameco Corporation	29	3,120
Centrus Energy Corp. - Class A (a) (b)	4	633
Chord Energy Corporation	12	1,775
Energy Fuels Inc. (a) (b)	257	4,684
Innovex International, Inc. (a)	42	1,020
Matador Resources Company	74	4,657
PBF Energy Inc. - Class A	33	1,584
Range Resources Corporation	103	4,676
Solaris Energy Infrastructure, Inc. - Class A	47	2,639
TechnipFMC PLC	80	5,552
Tidewater Inc. (a)	22	1,813
Transocean Ltd. (a) (c)	211	1,402
Uranium Energy Corp. (a)	460	6,211
		39,766
Communication Services 1.5%
IMAX Corporation (a)	38	1,441
Liberty Media Corporation - Series A (a)	84	6,566
Magnite, Inc. (a)	825	9,796
The New York Times Company - Class A	135	11,322
		29,125
Materials 1.4%
Almonty Industries Inc. (a)	108	1,566
Avient Corporation	191	6,943
Hawkins, Inc.	24	3,655
KRC Materials, Inc. (a)	22	1,830
Materion Corporation	39	5,679
Methanex Corporation	34	2,023
MP Materials Corp. - Class A (a) (b)	23	1,100
Pan American Silver Corp.	40	2,181
United States Antimony Corporation (a) (b)	166	1,456
United States Lime & Minerals, Inc.	16	2,122
		28,555
Real Estate 1.2%
American Healthcare REIT, Inc.	187	8,800
Compass, Inc. - Class A (a)	293	2,135
CoStar Group, Inc. (a)	19	771
EastGroup Properties, Inc.	49	9,076
Terreno Realty Corporation	60	3,692
		24,474
Utilities 0.1%
Ormat Technologies, Inc.	12	1,366
Total Common Stocks (cost $1,868,410)		1,945,721
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (d)	491	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 5.2%
Securities Lending Collateral 2.6%
JNL Government Money Market Fund - Class SL, 3.63% (e) (f)	52,428	52,428
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	52,185	52,185
Total Short Term Investments (cost $104,613)		104,613
Total Investments 102.7% (cost $1,973,023)		2,050,339
Other Assets and Liabilities, Net (2.7)%		(53,939)
Total Net Assets 100.0%		1,996,400

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	41,657	301,120	290,592	520	—	—	52,185	2.6
JNL Government Money Market Fund, 3.63% - Class SL	34,194	236,498	218,264	415	—	—	52,428	2.6
	75,851	537,618	508,856	935	—	—	104,613	5.2

JNL Multi-Manager Small Cap Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	03/17/26	1,386	1,402	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	1,939,231	6,490	—	1,945,721
Rights	—	—	5	5
Short Term Investments	104,613	—	—	104,613
	2,043,844	6,490	5	2,050,339

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 98.0%
Industrials 23.3%
ACV Auctions Inc. - Class A (a)	271	1,150
Armstrong World Industries, Inc.	63	10,298
Blue Bird Global Corporation (a)	81	4,614
BrightView Holdings, Inc. (a)	630	7,430
CACI International Inc. - Class A (a)	6	3,291
Cadre Holdings, Inc.	434	13,308
CBIZ, Inc. (a)	121	3,260
CNH Industrial N.V.	231	2,546
CoreCivic, Inc. (a)	580	10,960
CSW Industrials, Inc.	17	4,362
DNOW Inc. (a)	245	2,922
Enerpac Tool Group Corp. - Class A	242	8,838
ESAB Corporation	63	6,114
GXO Logistics Inc. (a)	193	9,995
Hayward Holdings, Inc. (a)	486	6,505
Helios Technologies, Inc.	45	2,926
Hillman Solutions Corp. - Class A (a)	2,297	19,112
HNI Corporation	152	5,064
Hub Group, Inc. - Class A	74	2,683
Huntington Ingalls Industries, Inc.	12	4,525
Huron Consulting Group Inc. (a)	61	7,842
ICF International, Inc.	81	5,284
IES Holdings, Inc. (a)	28	13,292
Insperity, Inc.	346	9,359
Janus International Group, Inc. (a)	1,375	7,081
Kadant Inc.	16	4,771
Korn Ferry	30	1,893
Landstar System, Inc.	112	17,926
Limbach Holdings, Inc. (a)	59	4,634
Masterbrand, Inc. (a) (b)	477	3,961
Maximus, Inc.	139	8,925
McGrath RentCorp	112	12,398
Middleby Corporation, The (a)	46	6,088
Mine Safety Appliances Company, LLC	52	8,503
Modine Manufacturing Company (a)	105	22,572
MOOG Inc. - Class A	24	6,981
MYR Group Inc. (a)	63	17,801
Owens Corning	35	3,798
Paycom Software, Inc.	141	17,095
Powell Industries, Inc.	9	4,782
Rentokil Initial PLC - ADR (b)	180	5,678
Rush Enterprises, Inc. - Class A	77	5,069
Science Applications International Corporation	33	3,096
Simpson Manufacturing Co., Inc.	26	4,490
Tecnoglass Inc.	77	3,421
Timken Company, The	71	7,122
UFP Industries, Inc.	48	4,383
U-Haul Holding Company - Series N	194	8,671
Unifirst Corporation	31	7,705
V2X, Inc. (a)	157	10,755
Verra Mobility Corporation - Class A (a)	769	10,995
WESCO International, Inc.	8	2,073
Willscot Holdings Corporation - Class A	162	2,819
		391,166
Financials 22.3%
Amalgamated Financial Corp.	108	4,185
Assured Guaranty Ltd.	249	20,256
Atlantic Union Bank	116	4,151
AXIS Capital Holdings Limited	60	6,117
Axos Financial, Inc. (a)	63	5,326
Bancorp, Inc., The (a)	183	9,841
Bank of Hawaii Corporation	90	6,694
Bank OZK	64	2,931
BankUnited, Inc.	163	7,358
Beacon Financial Corporation	74	2,221
Burford Capital Limited - Class C	880	3,976
CNA Financial Corporation	85	3,925
CNO Financial Group, Inc.	110	4,515
Columbia Banking System, Inc.	353	9,677
Commerce Bancshares, Inc.	194	9,524
Essent Group Ltd.	157	9,165
Euronet Worldwide, Inc. (a)	173	11,482
F.N.B. Corporation	338	5,651
Federated Hermes, Inc. - Class B	53	2,987
First American Financial Corporation	166	10,002
First Citizens BancShares, Inc. - Class A	9	16,110
First Hawaiian, Inc.	277	6,827
Genworth Financial, Inc. - Class A (a)	963	7,817
Glacier Bancorp, Inc.	215	9,620
Hanover Insurance Group Inc, The	36	6,175
Independent Bank Corp.	76	5,716
International Bancshares Corporation	80	5,357
Live Oak Bancshares, Inc.	103	3,405
MarketAxess Holdings Inc.	36	5,873
Marqeta, Inc. - Class A (a)	783	3,194
P10, Inc. - Class A	244	1,770
Pathward Financial, Inc.	43	3,839
QCR Holdings, Inc.	54	4,615
Radian Group Inc.	56	1,838
Skyward Specialty Insurance Group, Inc. (a)	475	20,755
Stewart Information Services Corporation	198	12,188
Texas Capital Bancshares, Inc. (a)	50	4,720
Triumph Financial, Inc. (a)	90	5,342
UMB Financial Corporation	95	10,736
Virtu Financial, Inc. - Class A	291	12,791
WAFD, Inc.	178	5,584
Wealthfront Corporation (a)	544	5,033
Wex, Inc. (a)	30	4,516
White Mountains Insurance Group Ltd.	20	44,148
Wintrust Financial Corporation	120	16,699
WSFS Financial Corporation	152	9,957
		374,609
Information Technology 10.9%
ACI Worldwide, Inc. (a)	388	15,903
ACM Research, Inc. - Class A (a)	215	8,454
Alkami Technology, Inc. (a) (b)	207	3,243
Arrow Electronics, Inc. (a)	22	3,116
ASGN Incorporated (a)	281	10,895
Axcelis Technologies, Inc. (a)	188	17,483
CCC Intelligent Solutions Holdings Inc. (a)	647	3,880
Cleanspark Inc. (a) (b)	262	2,228
Cognex Corporation	173	8,487
DigitalOcean Holdings, Inc. (a)	98	8,422
ePlus inc.	225	16,890
Formfactor, Inc. (a)	131	12,706
Globant S.A. (a)	64	2,962
Insight Enterprises, Inc. (a)	64	4,261
InterDigital, Inc.	45	13,590
Itron, Inc. (a)	60	5,419
Napco Security Technologies, Inc.	165	6,487
Plexus Corp. (a)	12	2,492
Power Integrations, Inc.	119	6,086
Silicon Motion, Inc. - ADR	159	17,854
TD SYNNEX Corporation	30	5,075
Vontier Corporation	213	7,543
		183,476
Consumer Discretionary 10.8%
Dorman Products, Inc. (a)	58	6,066
Dream Finders Homes, Inc. - Class A (a)	408	5,685
Frontdoor, Inc. (a)	183	9,671
Grand Canyon Education, Inc. (a)	73	12,370
Group 1 Automotive, Inc.	33	10,921
Hasbro, Inc.	51	4,815
LCI Industries	41	5,047
Les Vetements de Sport Gildan Inc. - Class A	232	12,916
LGI Homes, Inc. (a)	49	1,957
Lithia Motors, Inc. - Class A	54	13,664
LKQ Corporation	120	3,520
M/I Homes, Inc. (a)	37	4,532
Malibu Boats, Inc. - Class A (a)	241	6,246
Meritage Homes Corporation	20	1,247
Murphy USA Inc.	21	10,365
OneSpaWorld Holdings Limited (b)	440	10,098
Patrick Industries, Inc.	94	10,493

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Pursuit Attractions And Hospitality, Inc. (a)	78	2,842
United Parks And Resorts Inc. (a)	139	4,529
Vail Resorts, Inc. (b)	35	4,460
Valvoline, Inc. (a) (b)	294	9,914
Winmark Corporation	12	5,229
Winnebago Industries, Inc.	211	6,527
YETI Holdings, Inc. (a)	527	19,264
		182,378
Health Care 10.7%
Acadia Healthcare Company, Inc. (a)	149	3,486
AdaptHealth LLC - Class A (a)	1,147	13,645
Addus HomeCare Corporation (a)	106	9,922
Alphatec Holdings, Inc. (a)	268	2,917
Arcellx Inc. (a)	30	3,487
BioMarin Pharmaceutical Inc. (a)	88	4,967
C4 Therapeutics, Inc. (a)	472	1,240
Charles River Laboratories International, Inc. (a)	52	8,942
Chemed Corporation	5	1,815
CONMED Corporation	190	6,723
Cooper Companies, Inc., The (a)	133	9,525
CRISPR Therapeutics AG (a) (b)	72	3,433
Dentsply Sirona Inc.	386	4,477
Embecta Corp.	197	1,746
Encompass Health Corporation	40	3,906
Enovis Corporation (a)	72	1,646
Evolent Health, Inc. - Class A (a)	137	312
Haemonetics Corporation (a)	88	4,984
Icon Public Limited Company (a)	27	2,981
ICU Medical, Inc. (a)	107	13,845
Inspire Medical Systems, Inc. (a)	10	525
Integer Holdings Corporation (a)	87	7,619
Janux Therapeutics, Inc. (a)	41	575
Lantheus Holdings, Inc. (a)	164	12,441
MoonLake Immunotherapeutics AG - Class A (a)	109	2,040
Pennant Group, Inc., The (a)	248	7,571
Perrigo Company Public Limited Company	303	3,256
Praxis Precision Medicines, Inc. (a)	16	5,250
Relay Therapeutics, Inc. (a)	382	3,803
Smith & Nephew PLC - ADR (b)	176	5,606
Tango Therapeutics, Inc. (a) (b)	211	4,409
Teleflex Incorporated	104	12,492
UFP Technologies, Inc. (a)	24	4,629
Varex Imaging Corporation (a)	238	2,530
Vericel Corporation (a)	96	3,095
		179,840
Materials 4.4%
AptarGroup, Inc.	80	10,084
Century Aluminum Company (a)	164	9,611
Commercial Metals Company	45	2,793
Element Solutions Inc.	487	16,641
H.B. Fuller Company	148	9,114
Hecla Mining Company	123	2,294
International Flavors & Fragrances Inc.	86	6,246
KRC Materials, Inc. (a)	48	3,891
Quaker Chemical Corporation	60	7,434
SSR Mining Inc. (a)	209	6,159
		74,267
Real Estate 4.3%
Americold Realty Trust, Inc. (b)	350	4,011
Apple Hospitality REIT, Inc.	346	3,987
Brandywine Realty Trust	618	1,676
Cushman & Wakefield Ltd. (a)	610	7,479
Getty Realty Corp. (b)	182	5,782
Highwoods Properties, Inc.	279	5,981
Howard Hughes Holdings Inc. (a)	38	2,380
Independence Realty Trust, Inc.	89	1,328
Mid-America Apartment Communities, Inc.	57	6,987
Rayonier Inc.	208	4,287
Ryman Hospitality Properties, Inc.	179	16,527
STAG Industrial, Inc.	152	5,465
Terreno Realty Corporation	93	5,703
		71,593
Consumer Staples 3.7%
Bellring Intermediate Holdings, Inc. (a)	167	2,685
BJ's Wholesale Club Holdings, Inc. (a)	144	14,139
Cal-Maine Foods, Inc.	135	10,659
Dole Public Limited Company	175	2,500
Ingles Markets, Incorporated - Class A	51	4,594
Ingredion Incorporated	48	5,379
Interparfums, Inc.	68	6,173
Nomad Foods Limited	523	5,023
PriceSmart, Inc.	37	5,531
Simply Good Foods Company, The (a)	145	2,080
Sprouts Farmers Market, Inc. (a)	43	3,309
		62,072
Energy 3.6%
Atlas Energy Solutions Inc. (b)	392	5,141
CNX Resources Corporation (a)	200	7,718
CVR Energy, Inc. (a)	55	1,854
Delek US Holdings, Inc.	132	5,952
DHT Holdings, Inc.	295	5,386
DMC Global Inc. (a)	153	798
Gulfport Energy Corporation (a)	24	5,150
HF Sinclair Corporation	66	4,097
Matador Resources Company	46	2,930
Permian Resources Corporation - Class A	344	7,329
RPC, Inc.	903	6,390
SM Energy Company	72	2,236
Talos Energy Inc. (a)	259	4,084
Weatherford International Public Limited Company	25	2,330
		61,395
Utilities 2.7%
Avista Corporation	56	2,250
Black Hills Corporation	71	4,914
Hawaiian Electric Industries, Inc. (a)	647	9,603
IDACORP, Inc.	12	1,779
MDU Resources Group, Inc.	265	5,491
NorthWestern Corporation	40	2,661
Portland General Electric Company	106	5,590
Southwest Gas Holdings, Inc.	58	4,998
Spire Inc.	45	4,069
Talen Energy Corporation (a)	5	1,462
UGI Corporation	74	2,714
		45,531
Communication Services 1.3%
IDT Corporation - Class B	79	3,895
Lumen Technologies, Inc. (a)	262	1,819
Sphere Entertainment Co. - Class A (a)	25	8,035
Telephone and Data Systems, Inc.	157	6,630
TripAdvisor, Inc. (a)	116	1,236
		21,615
Total Common Stocks (cost $1,518,917)		1,647,942
SHORT TERM INVESTMENTS 2.7%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	31,461	31,461
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	14,761	14,761
Total Short Term Investments (cost $46,222)		46,222
Total Investments 100.7% (cost $1,565,139)		1,694,164
Other Assets and Liabilities, Net (0.7)%		(11,832)
Total Net Assets 100.0%		1,682,332

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	34,521	148,530	151,590	396	—	—	31,461	1.8
JNL Government Money Market Fund, 3.63% - Class SL	11,073	127,000	123,312	145	—	—	14,761	0.9
	45,594	275,530	274,902	541	—	—	46,222	2.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,647,942	—	—	1,647,942
Short Term Investments	46,222	—	—	46,222
	1,694,164	—	—	1,694,164

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 95.4%
Health Care 15.2%
Becton, Dickinson and Company	32	5,076
Brookdale Senior Living Inc. (a)	2,305	31,530
Cardinal Health, Inc.	106	22,336
Cigna Group, The	70	18,800
Eli Lilly and Company	15	13,695
GE HealthCare Technologies Inc.	74	5,305
Illumina, Inc. (a)	64	7,903
Johnson & Johnson	95	23,205
Labcorp Holdings Inc.	32	8,522
McKesson Corporation	20	17,411
Novartis AG - ADR	112	17,149
Tenet Healthcare Corporation (a)	90	16,899
Teva Pharmaceutical Industries Ltd. - ADR (a)	864	26,028
		213,859
Information Technology 14.8%
AppLovin Corporation - Class A (a)	126	50,116
Microsoft Corporation	64	23,795
NVIDIA Corporation	238	41,596
Taiwan Semiconductor Manufacturing Company Limited - ADR	73	24,599
Western Digital Corporation	255	68,989
		209,095
Financials 13.7%
Allstate Corporation, The	84	17,489
American Express Company	27	8,205
American International Group, Inc.	129	9,738
Arthur J. Gallagher & Co.	29	6,352
Berkshire Hathaway Inc. - Class B (a)	53	25,706
Cincinnati Financial Corporation	70	11,089
CME Group Inc. - Class A	43	12,637
Fairfax Financial Holdings Limited	5	8,840
First Citizens BancShares, Inc. - Class A	3	6,472
LPL Financial Holdings Inc.	39	11,609
Old Republic International Corporation	174	6,928
Progressive Corporation, The	130	25,749
Reinsurance Group of America, Incorporated	111	22,743
RenaissanceRe Holdings Ltd.	25	7,451
Wells Fargo & Company	47	3,737
Willis Towers Watson Public Limited Company	29	8,491
		193,236
Industrials 10.5%
CACI International Inc. - Class A (a)	5	2,636
Carlisle Companies Incorporated	11	3,581
Deere & Company	8	4,256
Delta Air Lines, Inc.	79	5,225
FedEx Corporation	50	17,852
General Electric Company	64	18,073
Huntington Ingalls Industries, Inc.	43	16,309
Lockheed Martin Corporation	6	3,557
Rolls-Royce Holdings PLC - ADR (b)	1,295	19,963
Siemens Energy AG	277	46,881
Union Pacific Corporation	37	9,082
		147,415
Consumer Staples 8.8%
Altria Group, Inc.	327	21,598
BJ's Wholesale Club Holdings, Inc. (a)	125	12,270
Coca-Cola Company, The	201	15,320
Keurig Dr Pepper Inc.	178	4,697
Kroger Co., The	241	17,443
PepsiCo, Inc.	40	6,273
Philip Morris International Inc.	279	46,047
		123,648
Utilities 7.3%
American Electric Power Company, Inc.	147	19,225
American Water Works Company, Inc.	114	15,563
Atmos Energy Corporation	41	7,599
CenterPoint Energy, Inc.	225	9,717
Constellation Energy Group, Inc.	22	6,289
Duke Energy Corporation	77	10,075
Exelon Corporation	254	12,446
NextEra Energy, Inc.	140	13,038
XCEL Energy Inc.	114	9,032
		102,984
Communication Services 6.8%
AT&T Inc.	1,024	29,681
Meta Platforms, Inc. - Class A	21	11,946
Spotify Technology S.A. (a)	31	14,809
Universal Music Group N.V. - ADR (b)	472	4,527
Verizon Communications Inc.	547	27,476
Walt Disney Company, The	82	7,878
		96,317
Consumer Discretionary 6.8%
Amazon.com, Inc. (a)	195	40,789
Lennar Corporation - Class A	30	2,595
Lithia Motors, Inc. - Class A	15	3,807
LVMH Moet Hennessy Louis Vuitton - ADR	48	5,252
Sea Limited - Class A - ADR (a)	203	16,792
Tapestry, Inc.	192	27,032
		96,267
Energy 6.5%
BP P.L.C. - ADR	263	12,353
Chevron Corporation	80	16,525
Devon Energy Corporation	284	14,274
Enbridge Inc.	215	11,618
Exxon Mobil Corporation	99	16,767
Occidental Petroleum Corporation	313	20,315
		91,852
Real Estate 2.9%
American Healthcare REIT, Inc.	379	17,871
Mid-America Apartment Communities, Inc.	48	5,830
Welltower Inc.	89	17,661
		41,362
Materials 2.1%
Amrize AG	121	6,772
Corteva, Inc.	160	13,374
CRH Public Limited Company	86	9,027
		29,173
Total Common Stocks (cost $1,128,616)		1,345,208
RIGHTS 0.0%
ABIOMED, Inc. (a) (c)	8	13
Total Rights (cost $0)		13
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	14,003	14,003
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	3,681	3,681
Total Short Term Investments (cost $17,684)		17,684
Total Investments 96.6% (cost $1,146,300)		1,362,905
Other Assets and Liabilities, Net 3.4%		47,319
Total Net Assets 100.0%		1,410,224

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL Multi-Manager U.S. Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	29,672	118,020	133,689	170	—	—	14,003	1.0
JNL Government Money Market Fund, 3.63% - Class SL	13,135	100,206	109,660	126	—	—	3,681	0.3
	42,807	218,226	243,349	296	—	—	17,684	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	1,298,327	46,881	—	1,345,208
Rights	—	—	13	13
Short Term Investments	17,684	—	—	17,684
	1,316,011	46,881	13	1,362,905

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.9%
Information Technology 32.5%
Accenture Public Limited Company - Class A	6	1,180
Adobe Inc. (a)	4	966
Advanced Micro Devices, Inc. (a)	16	3,230
Akamai Technologies, Inc. (a)	1	154
Amphenol Corporation - Class A	12	1,512
Analog Devices, Inc.	5	1,507
Apple Inc.	143	36,246
Applied Materials, Inc.	8	2,637
AppLovin Corporation - Class A (a)	3	1,051
Arista Networks, Inc. (a)	10	1,236
Autodesk, Inc. (a)	2	496
Broadcom Inc.	46	14,276
Cadence Design Systems, Inc. (a)	3	732
CDW Corp.	1	158
Ciena Corporation (a)	1	534
Cisco Systems, Inc.	38	2,982
Cognizant Technology Solutions Corporation - Class A	5	287
Coherent Corp. (a)	2	432
Corning Incorporated	8	1,036
CrowdStrike Holdings, Inc. - Class A (a)	2	956
Datadog, Inc. - Class A (a)	3	378
Dell Technologies Inc. - Class C	3	482
EPAM Systems, Inc. (a)	1	68
F5, Inc. (a)	1	168
Fair Isaac Corporation (a)	—	248
First Solar, Inc. (a)	1	210
Fortinet, Inc. (a)	6	501
Gartner, Inc. (a)	1	105
Gen Digital Inc.	6	103
GoDaddy Inc. - Class A (a)	1	109
Hewlett Packard Enterprise Company	13	311
HP, Inc.	9	172
Intel Corporation (a)	46	2,014
International Business Machines Corporation	9	2,209
Intuit Inc.	3	1,176
Jabil Inc.	1	267
Keysight Technologies, Inc. (a)	2	473
KLA Corporation	1	1,874
Lam Research Corporation	12	2,592
Lumentum Holdings Inc. (a)	1	488
Microchip Technology Incorporated	5	343
Micron Technology, Inc.	11	3,698
Microsoft Corporation	72	26,754
Monolithic Power Systems, Inc.	—	515
Motorola Solutions, Inc.	2	695
NetApp, Inc.	2	191
NVIDIA Corporation	236	41,228
NXP Semiconductors N.V.	2	483
ON Semiconductor Corporation (a)	4	237
Oracle Corporation	17	2,426
Palantir Technologies Inc. - Class A (a)	22	3,259
Palo Alto Networks, Inc. (a)	8	1,262
PTC Inc. (a)	1	167
Qnity Electronics, Inc.	2	240
Qualcomm Incorporated	10	1,345
Roper Technologies, Inc.	1	371
Salesforce, Inc.	9	1,699
SanDisk LLC (a)	1	914
Seagate Technology Holdings Public Limited Company	2	833
ServiceNow, Inc. (a)	10	1,059
Skyworks Solutions, Inc.	1	74
Super Micro Computer, Inc. (a)	5	115
Synopsys, Inc. (a)	2	737
TE Connectivity Public Limited Company	3	603
Teledyne Technologies Incorporated (a)	—	284
Teradyne, Inc.	2	456
Texas Instruments Incorporated	9	1,720
Trimble Inc. (a)	2	144
Tyler Technologies, Inc. (a)	—	147
VeriSign, Inc.	1	196
Western Digital Corporation	3	892
Workday, Inc. - Class A (a)	2	272
Zebra Technologies Corporation - Class A (a)	—	99
		179,014
Financials 12.4%
AFLAC Incorporated	5	500
Allstate Corporation, The	3	530
American Express Company	5	1,571
American International Group, Inc.	5	392
Ameriprise Financial, Inc.	1	403
AON Public Limited Company - Class A	2	673
Apollo Global Management, Inc.	5	506
Arch Capital Group Ltd. (a)	4	338
Ares Management Corporation - Class A	2	223
Arthur J. Gallagher & Co.	3	546
Assurant, Inc.	1	109
Bank of America Corporation	64	3,139
Bank of New York Mellon Corporation, The (b)	7	789
Berkshire Hathaway Inc. - Class B (a)	18	8,553
BlackRock, Inc.	1	1,357
Blackstone Inc. - Class A	7	835
Block, Inc. - Class A (a)	5	320
Brown & Brown, Inc.	3	180
Capital One Financial Corporation	6	1,101
CBOE Global Markets, Inc.	1	285
Charles Schwab Corporation, The	16	1,531
Chubb Limited	4	1,152
Cincinnati Financial Corporation	1	231
Citigroup Inc.	17	1,920
Citizens Financial Group, Inc.	4	247
CME Group Inc. - Class A	4	1,041
Coinbase Global, Inc. - Class A (a)	2	384
Corpay Inc (a)	1	205
Erie Indemnity Company - Class A	—	62
Everest Group, Ltd.	—	126
FactSet Research Systems Inc.	—	81
Fidelity National Information Services, Inc.	5	233
Fifth Third Bancorp	9	408
Fiserv, Inc. (a)	5	287
Franklin Resources, Inc. (c)	3	68
Global Payments Inc.	2	157
Globe Life Inc.	1	115
Goldman Sachs Group, Inc., The	3	2,475
Hartford Insurance Group, Inc., The	3	372
Huntington Bancshares Incorporated	20	310
Interactive Brokers Group, Inc. - Class A	4	285
Intercontinental Exchange, Inc.	6	874
Invesco Ltd.	4	106
Jack Henry & Associates, Inc.	1	106
JPMorgan Chase & Co.	26	7,719
KeyCorp	9	189
KKR & Co. Inc. - Class A	7	616
Loews Corporation	2	179
M&T Bank Corporation	1	297
Marsh & Mclennan Companies, Inc.	5	810
MasterCard Incorporated - Class A	8	3,958
MetLife, Inc.	5	383
Moody's Corporation	1	646
Morgan Stanley	12	1,918
MSCI Inc. - Class A	1	391
Nasdaq, Inc.	4	369
Northern Trust Corporation	2	245
PayPal Holdings, Inc.	9	412
Principal Financial Group, Inc.	2	177
Progressive Corporation, The	6	1,123
Prudential Financial, Inc.	3	331
Raymond James Financial, Inc.	2	255
Regions Financial Corporation	9	227
Robinhood Markets, Inc. - Class A (a)	8	535
S&P Global Inc.	3	1,264
State Street Corporation	3	346
Synchrony Financial	3	235
T. Rowe Price Group, Inc.	2	191

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.	4	811
Travelers Companies, Inc., The	2	621
Truist Financial Corporation	12	556
U.S. Bancorp	15	790
Visa Inc. - Class A	16	4,945
W. R. Berkley Corporation	3	190
Wells Fargo & Company	30	2,389
Willis Towers Watson Public Limited Company	1	267
		68,511
Communication Services 10.2%
Alphabet Inc. - Class A	57	16,298
Alphabet Inc. - Class C	45	13,048
AT&T Inc.	68	1,972
Comcast Corporation - Class A	35	994
EchoStar Corporation - Class A (a) (c)	1	153
Electronic Arts Inc.	2	440
Former Charter Communications Parent, Inc. - Class A (a)	1	187
Fox Corporation - Class A	2	109
Fox Corporation - Class B	1	75
Live Nation Entertainment, Inc. (a)	2	234
Meta Platforms, Inc. - Class A	21	12,173
Netflix, Inc. (a)	41	3,950
News Corporation - Class A	4	91
News Corporation - Class B	1	25
Omnicom Group Inc.	3	237
Paramount Skydance Corporation - Class B (c)	2	22
Take-Two Interactive Software, Inc. (a)	2	333
TKO Group Holdings Inc. - Class A	1	129
T-Mobile US, Inc.	5	967
Trade Desk, Inc., The - Class A (a)	4	94
Verizon Communications Inc.	41	2,057
Walt Disney Company, The	17	1,660
Warner Bros. Discovery, Inc. - Series A (a)	24	662
		55,910
Consumer Discretionary 9.8%
Airbnb, Inc. - Class A (a)	4	523
Amazon.com, Inc. (a)	95	19,797
Aptiv PLC (a)	2	142
AutoZone, Inc. (a)	—	537
Best Buy Co., Inc.	2	121
Booking Holdings Inc.	—	1,318
Carnival Corporation	11	291
Carvana Co. - Class A (a)	1	433
Chipotle Mexican Grill, Inc. (a)	13	407
D.R. Horton, Inc.	3	367
Darden Restaurants, Inc.	1	217
Deckers Outdoor Corporation (a)	1	133
Domino's Pizza, Inc.	—	107
DoorDash, Inc. - Class A (a)	4	553
eBay Inc.	4	395
Expedia Group, Inc.	1	260
Ford Motor Company	38	435
Garmin Ltd.	2	365
General Motors Company	9	653
Genuine Parts Company	1	140
Hasbro, Inc.	1	115
Hilton Worldwide Holdings Inc.	2	670
Home Depot, Inc., The	10	3,193
Las Vegas Sands Corp.	3	159
Lennar Corporation - Class A	2	183
Lowe`s Companies, Inc.	5	1,293
Lululemon Athletica Inc. (a)	1	166
Marriott International, Inc. - Class A	2	694
McDonald's Corporation	7	2,158
MGM Resorts International (a)	2	73
Nike, Inc. - Class B	12	608
Norwegian Cruise Line Holdings Ltd. (a)	4	82
NVR, Inc. (a)	—	178
O'Reilly Automotive, Inc. (a)	8	758
Pool Corporation	—	68
PulteGroup, Inc.	2	228
Ralph Lauren Corporation - Class A	—	128
Ross Stores, Inc.	3	687
Royal Caribbean Cruises Ltd.	2	678
Starbucks Corporation	11	997
Tapestry, Inc.	2	284
Tesla Inc. (a)	27	10,172
TJX Companies, Inc., The	11	1,724
Tractor Supply Company	5	237
Ulta Beauty, Inc. (a)	—	222
Williams-Sonoma, Inc.	1	204
Wynn Resorts, Limited	1	80
Yum! Brands, Inc.	3	427
		53,660
Health Care 9.4%
Abbott Laboratories	17	1,741
AbbVie Inc.	17	3,748
Agilent Technologies, Inc.	3	315
Align Technology, Inc. (a)	1	108
Amgen Inc.	5	1,839
Baxter International Inc.	5	82
Becton, Dickinson and Company	3	440
Biogen Inc. (a)	1	256
Bio-Techne Corporation	1	75
Boston Scientific Corporation (a)	14	901
Bristol-Myers Squibb Company	20	1,207
Cardinal Health, Inc.	2	486
Cencora, Inc.	2	594
Centene Corporation (a)	5	148
Charles River Laboratories International, Inc. (a)	1	87
Cigna Group, The	3	680
Cooper Companies, Inc., The (a)	2	128
CVS Health Corporation	12	885
Danaher Corporation	6	1,153
Davita Inc. (a) (c)	—	56
DexCom, Inc. (a)	4	233
Edwards Lifesciences Corporation (a)	6	458
Elevance Health, Inc.	2	623
Eli Lilly and Company	8	7,091
GE HealthCare Technologies Inc.	4	317
Gilead Sciences, Inc.	12	1,678
HCA Healthcare, Inc.	2	719
Henry Schein, Inc. (a)	1	72
Hologic, Inc. (a)	2	164
Humana Inc.	1	204
IDEXX Laboratories, Inc. (a)	1	432
Incyte Corporation (a)	2	148
Insulet Corporation (a)	1	139
Intuitive Surgical, Inc. (a)	3	1,594
IQVIA Holdings Inc (a)	2	284
Johnson & Johnson	23	5,732
Labcorp Holdings Inc.	1	210
McKesson Corporation	1	1,033
Medtronic, Inc.	13	1,086
Merck & Co., Inc.	24	2,912
Mettler-Toledo International Inc. (a)	—	248
Moderna, Inc. (a)	3	171
Pfizer Inc.	55	1,550
Quest Diagnostics Incorporated	1	202
Regeneron Pharmaceuticals, Inc.	1	764
ResMed Inc.	1	324
Revvity, Inc.	1	92
Solventum Corporation (a)	1	95
Steris Public Limited Company	1	218
Stryker Corporation	3	1,096
Thermo Fisher Scientific Inc.	4	1,794
UnitedHealth Group Incorporated	9	2,390
Universal Health Services, Inc. - Class B	1	96
Vertex Pharmaceuticals Incorporated (a)	3	1,110
Viatris Inc.	11	147
Waters Corporation (a)	1	287
West Pharmaceutical Services, Inc.	1	183
Zimmer Biomet Holdings, Inc.	2	181
Zoetis Inc. - Class A	4	478
		51,484
Industrials 8.9%
3M Company	5	748

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
A. O. Smith Corporation	1	77
Allegion Public Limited Company	1	125
AMETEK, Inc.	2	481
Automatic Data Processing, Inc.	4	793
Axon Enterprise, Inc. (a)	1	325
Boeing Company, The (a)	8	1,520
Broadridge Financial Solutions, Inc.	1	184
Builders FirstSource, Inc. (a)	1	92
C.H. Robinson Worldwide, Inc.	1	187
Carrier Global Corporation	8	437
Caterpillar Inc.	5	3,199
Cintas Corporation	3	556
Comfort Systems USA, Inc.	—	473
Copart, Inc. (a)	9	294
CSX Corporation	18	734
Cummins Inc.	1	715
Deere & Company	2	1,381
Delta Air Lines, Inc.	6	414
Dover Corporation	1	265
Eaton Corporation Public Limited Company	4	1,352
EMCOR Group, Inc.	—	324
Emerson Electric Co.	6	722
Equifax Inc.	1	208
Expeditors International of Washington, Inc. - Class A	1	183
Fastenal Company	11	523
FedEx Corporation	2	750
Fortive Corporation	3	171
GE Vernova Inc.	3	2,291
Generac Holdings Inc. (a)	1	110
General Dynamics Corporation	2	848
General Electric Company	10	2,891
Honeywell International Inc.	6	1,403
Howmet Aerospace Inc.	4	896
Hubbell Incorporated	1	261
Huntington Ingalls Industries, Inc.	—	147
IDEX Corporation	1	133
Illinois Tool Works Inc.	3	665
Ingersoll Rand Inc.	4	281
J.B. Hunt Transport Services, Inc.	1	149
Jacobs Solutions Inc.	1	142
Johnson Controls International Public Limited Company	6	780
L3Harris Technologies, Inc.	2	631
Leidos Holdings, Inc.	1	192
Lennox International Inc.	—	145
Lockheed Martin Corporation	2	1,194
Masco Corporation	2	125
Nordson Corporation	1	144
Norfolk Southern Corporation	2	623
Northrop Grumman Corporation	1	879
Old Dominion Freight Line, Inc.	2	351
Otis Worldwide Corporation	4	297
PACCAR Inc	5	590
Parker-Hannifin Corporation	1	1,107
Paychex, Inc.	3	287
Pentair Public Limited Company	2	142
Quanta Services, Inc.	1	803
Republic Services, Inc.	2	426
Rockwell Automation, Inc.	1	393
Rollins, Inc.	3	155
RTX Corporation	13	2,522
Snap-on Incorporated	1	176
Southwest Airlines Co.	5	186
Stanley Black & Decker, Inc.	2	112
Textron Inc.	2	144
Trane Technologies Public Limited Company	2	891
TransDigm Group Incorporated	1	642
Uber Technologies, Inc. (a)	20	1,438
Union Pacific Corporation	6	1,406
United Airlines Holdings, Inc. (a)	3	298
United Parcel Service, Inc. - Class B	7	704
United Rentals, Inc.	1	452
Veralto Corporation	2	214
Verisk Analytics, Inc.	1	260
Vertiv Holdings Co - Class A	4	929
W.W. Grainger, Inc.	—	471
Waste Management, Inc.	4	828
Westinghouse Air Brake Technologies Corporation	2	414
Xylem Inc.	2	287
		49,088
Consumer Staples 5.2%
Altria Group, Inc.	16	1,075
Archer-Daniels-Midland Company	5	342
Brown-Forman Corporation - Class B	2	44
Bunge Global S.A.	1	171
Campbell's Company, The (c)	2	40
Church & Dwight Co., Inc.	2	216
Clorox Company, The	1	127
Coca-Cola Company, The	38	2,871
Colgate-Palmolive Company	8	673
Conagra Brands, Inc.	5	77
Constellation Brands, Inc. - Class A	1	208
Costco Wholesale Corporation	4	4,307
Dollar General Corporation	2	257
Dollar Tree, Inc. (a)	2	200
Estee Lauder Companies Inc., The - Class A	2	173
General Mills, Inc.	5	195
Hershey Company, The	1	298
Hormel Foods Corporation	3	64
J. M. Smucker Company, The	1	106
Kenvue Inc.	18	317
Keurig Dr Pepper Inc.	13	352
Kimberly-Clark Corporation	3	312
Kraft Heinz Company, The	8	180
Kroger Co., The	6	402
McCormick & Company, Incorporated	2	123
Molson Coors Beverage Company - Class B	2	78
Mondelez International, Inc. - Class A	13	724
Monster Beverage 1990 Corporation (a)	7	498
PepsiCo, Inc.	13	2,071
Philip Morris International Inc.	15	2,510
Procter & Gamble Company, The	23	3,258
Sysco Corporation	5	338
Target Corporation	4	539
Tyson Foods, Inc. - Class A	3	178
Walmart Inc.	43	5,293
		28,617
Energy 4.0%
Apa Corp.	3	147
Baker Hughes Company - Class A	10	586
Chevron Corporation	18	3,770
ConocoPhillips	12	1,575
Coterra Energy Inc.	7	260
Devon Energy Corporation	6	304
Diamondback Energy, Inc.	2	374
EOG Resources, Inc.	5	765
EQT Corporation	6	391
Expand Energy Corporation	2	250
Exxon Mobil Corporation	41	6,905
Halliburton Company	8	324
Kinder Morgan, Inc.	19	642
Marathon Petroleum Corporation	3	698
Occidental Petroleum Corporation	7	455
ONEOK, Inc.	6	556
Phillips 66	4	712
SLB Limited	14	744
Targa Resources Corp.	2	515
Texas Pacific Land Corporation	1	268
Valero Energy Corporation	3	733
Williams Companies, Inc., The	12	869
		21,843
Utilities 2.5%
AES Corporation, The	7	101
Alliant Energy Corporation	3	182
Ameren Corporation	3	296
American Electric Power Company, Inc.	5	687
American Water Works Company, Inc.	2	257
Atmos Energy Corporation	2	296

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc.	7	280
CMS Energy Corporation	3	232
Consolidated Edison, Inc.	3	391
Constellation Energy Group, Inc.	3	847
Dominion Energy, Inc.	8	505
DTE Energy Company	2	293
Duke Energy Corporation	8	995
Edison International	4	280
Entergy Corporation	4	493
Evergy, Inc.	2	176
Eversource Energy	4	254
Exelon Corporation	10	486
FirstEnergy Corp.	5	255
NextEra Energy, Inc.	20	1,881
NiSource Inc.	4	209
NRG Energy, Inc.	2	301
PG&E Corporation	21	371
Pinnacle West Capital Corporation (c)	1	121
PPL Corporation	7	273
Public Service Enterprise Group Incorporated	5	394
Sempra	6	613
The Southern Company	11	1,031
Vistra Corp.	3	468
WEC Energy Group Inc.	3	367
XCEL Energy Inc.	6	465
		13,800
Materials 2.1%
Air Products and Chemicals, Inc.	2	621
Albemarle Corporation	1	197
Amcor Pty Ltd.	5	180
Avery Dennison Corporation	1	126
Ball Corporation	3	157
CF Industries Holdings, Inc.	2	199
Corteva, Inc.	7	546
CRH Public Limited Company	7	687
Dow Inc.	7	287
DuPont de Nemours, Inc.	4	191
Ecolab Inc.	2	657
Freeport-McMoRan Inc.	14	817
International Flavors & Fragrances Inc.	3	185
International Paper Company	5	182
Linde Public Limited Company	5	2,258
LyondellBasell Industries N.V. - Class A	2	199
Martin Marietta Materials, Inc.	1	354
Mosaic Company, The	3	76
Newmont Corporation	11	1,152
Nucor Corporation	2	377
Packaging Corporation of America	1	185
PPG Industries, Inc.	2	231
Sherwin-Williams Company, The	2	718
Smurfit Westrock Public Limited Company	5	200
Steel Dynamics, Inc.	1	236
Vulcan Materials Company	1	347
		11,365
Real Estate 1.9%
Alexandria Real Estate Equities, Inc.	2	72
American Tower Corporation	5	778
AvalonBay Communities, Inc.	1	226
BXP, Inc.	2	78
Camden Property Trust	1	97
CBRE Group, Inc. - Class A (a)	3	385
CoStar Group, Inc. (a)	4	168
Crown Castle Inc.	4	345
Digital Realty Trust, Inc.	3	561
Equinix, Inc.	1	933
Equity Residential	3	201
Essex Property Trust, Inc.	1	149
Extra Space Storage Inc.	2	269
Federal Realty Investment Trust	1	89
Healthpeak OP, LLC	7	107
Host Hotels & Resorts, Inc.	6	111
Invitation Homes Inc.	6	142
Iron Mountain Incorporated	3	298
Kimco Realty OP, LLC	7	155
Mid-America Apartment Communities, Inc.	1	140
ProLogis Inc.	9	1,201
Public Storage Operating Company	2	417
Realty Income Corporation	9	549
Regency Centers Corporation	2	113
SBA Communications Corporation - Class A	1	178
Simon Property Group, Inc.	3	595
UDR, Inc.	3	104
Ventas, Inc.	5	374
VICI Properties Inc.	10	281
Welltower Inc.	7	1,341
Weyerhaeuser Company	7	166
		10,623
Total Common Stocks (cost $333,950)		543,915
INVESTMENT COMPANIES 1.5%
iShares Core S&P 500 ETF	13	8,250
Total Investment Companies (cost $8,454)		8,250
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (b) (d)	2,560	2,560
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (b) (d)	307	307
Total Short Term Investments (cost $2,867)		2,867
Total Investments 100.9% (cost $345,271)		555,032
Other Derivative Instruments 0.0%		55
Other Assets and Liabilities, Net (0.9)%		(4,878)
Total Net Assets 100.0%		550,209

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	795	17	39	4	22	(6)	789	0.1
JNL Government Money Market Fund, 3.53% - Class I	1,680	30,657	29,777	15	—	—	2,560	0.5
JNL Government Money Market Fund, 3.63% - Class SL	221	1,030	944	6	—	—	307	0.1
	2,696	31,704	30,760	25	22	(6)	3,656	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	6	June 2026	2,006	55	(35)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	543,915	—	—	543,915
Investment Companies	8,250	—	—	8,250
Short Term Investments	2,867	—	—	2,867
	555,032	—	—	555,032
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(35)	—	—	(35)
	(35)	—	—	(35)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 96.1%
United States of America 55.7%
Alphabet Inc. - Class A	2	669
Apple Inc.	5	1,148
Broadcom Inc.	1	372
Cadence Design Systems, Inc. (a)	2	415
Calix, Inc. (a)	8	380
CrowdStrike Holdings, Inc. - Class A (a)	1	315
Cummins Inc.	1	386
Emerson Electric Co.	3	421
Fifth Third Bancorp	8	369
Flex Ltd. (a)	5	332
Huron Consulting Group Inc. (a)	2	305
LPL Financial Holdings Inc.	1	357
McKesson Corporation	1	478
Medtronic, Inc.	5	389
Merck & Co., Inc.	4	537
Microsoft Corporation	2	692
Mirion Technologies (US), Inc. - Class A (a)	6	116
NextEra Energy, Inc.	8	772
NVIDIA Corporation	6	1,036
Qnity Electronics, Inc.	2	271
Rockwell Automation, Inc.	2	555
Steris Public Limited Company	1	130
Stryker Corporation	1	450
TE Connectivity Public Limited Company	2	374
Tetra Tech, Inc.	13	385
Veralto Corporation	4	390
Visa Inc. - Class A	2	649
Waste Management, Inc.	3	791
Welltower Inc.	3	510
		13,994
United Kingdom 7.4%
AstraZeneca PLC	3	536
Halma Public Limited Company	12	618
London Stock Exchange Group PLC	3	352
NatWest Group PLC	47	351
		1,857
Japan 5.6%
Daifuku Co., Ltd.	11	405
Hitachi, Ltd.	13	372
Nissan Chemical Corporation	6	244
Sumitomo Electric Industries, Ltd.	7	374
		1,395
Brazil 4.4%
Companhia De Saneamento Basico Do Estado De Sao Paulo-Sabesp	26	785
NU Holdings Ltd. - Class A (a)	21	309
		1,094
Taiwan 3.5%
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	884
Canada 3.2%
Cameco Corporation	3	368
Groupe WSP Global Inc.	3	434
		802
Italy 2.9%
Bper Banca S.P.A.	18	235
Prysmian S.p.A.	4	481
		716
Hong Kong 2.4%
AIA Group Limited	55	602
South Korea 2.1%
Samsung Electronics Co., Ltd.	4	526
Switzerland 1.8%
Galderma Group AG	2	453
Austria 1.5%
Erste Group Bank AG	3	373
Netherlands 1.4%
NXP Semiconductors N.V.	2	359
China 1.4%
Shenzhen Inovance Technology Co., Ltd. - Class A	37	357
India 1.1%
Apollo Hospitals Enterprise Limited	3	269
Sweden 1.0%
Sandvik Aktiebolag	7	250
Finland 0.7%
Metso Oyj	11	187
Total Common Stocks (cost $22,758)		24,118
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	943	943
Total Short Term Investments (cost $943)		943
Total Investments 99.8% (cost $23,701)		25,061
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net 0.2%		35
Total Net Assets 100.0%		25,107

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/AB Sustainable Global Thematic Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,405	7,532	7,994	9	—	—	943	3.8
JNL Government Money Market Fund, 3.63% - Class SL	—	15	15	—	—	—	—	—
	1,405	7,547	8,009	9	—	—	943	3.8

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	04/22/26	AUD	552	381	(1)
BRL/USD	CIT	04/02/26	BRL	4,825	931	11
BRL/USD	UBS	04/02/26	BRL	1,131	218	3
CAD/USD	MSC	04/17/26	CAD	938	675	(14)
CHF/USD	MSC	04/16/26	CHF	214	268	(10)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CNY/USD	MSC	05/22/26	CNY	2,496	363	(1)
EUR/USD	MSC	04/16/26	EUR	1,039	1,202	(38)
EUR/USD	MSC	04/16/26	EUR	60	69	—
GBP/USD	MSC	04/24/26	GBP	77	102	—
INR/USD	CIT	05/13/26	INR	16,804	176	(8)
JPY/USD	MSC	04/10/26	JPY	169,219	1,066	(10)
JPY/USD	MSC	04/10/26	JPY	30,966	195	—
KRW/USD	BOA	04/14/26	KRW	247,065	162	(5)
KRW/USD	GSC	04/14/26	KRW	97,403	64	(3)
KRW/USD	UBS	04/14/26	KRW	353,583	231	(9)
MXN/USD	MSC	05/21/26	MXN	867	48	(1)
TWD/USD	UBS	04/24/26	TWD	2,054	64	(1)
TWD/USD	UBS	04/24/26	TWD	2,028	64	—
USD/BRL	CIT	04/02/26	BRL	(454)	(88)	(1)
USD/BRL	UBS	04/02/26	BRL	(5,502)	(1,062)	—
USD/BRL	CIT	05/05/26	BRL	(4,825)	(925)	(11)
USD/CAD	MSC	04/17/26	CAD	(938)	(675)	14
USD/CHF	MSC	04/16/26	CHF	(159)	(199)	9
USD/EUR	MSC	04/16/26	EUR	(687)	(794)	15
USD/GBP	MSC	04/24/26	GBP	(841)	(1,113)	23
USD/HKD	MSC	06/18/26	HKD	(3,985)	(511)	1
USD/INR	GSC	05/13/26	INR	(5,842)	(61)	2
USD/JPY	MSC	04/10/26	JPY	(211,613)	(1,335)	15
USD/KRW	BOA	04/14/26	KRW	(113,690)	(74)	4
USD/KRW	GSC	04/14/26	KRW	(100,586)	(66)	4
USD/KRW	MSC	04/14/26	KRW	(357,714)	(233)	13
USD/KRW	UBS	04/14/26	KRW	(126,061)	(82)	5
USD/SEK	MSC	04/23/26	SEK	(629)	(67)	5
USD/TWD	BOA	04/24/26	TWD	(4,695)	(147)	2
USD/TWD	CIT	04/24/26	TWD	(2,289)	(72)	—
USD/TWD	UBS	04/24/26	TWD	(2,623)	(82)	1
ZAR/USD	MSC	04/24/26	ZAR	991	58	(3)
					(1,249)	11
Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	17,133	6,985	—	24,118
Short Term Investments	943	—	—	943
	18,076	6,985	—	25,061
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	127	—	127
	—	127	—	127
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(116)	—	(116)
	—	(116)	—	(116)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 95.0%
Information Technology 17.5%
Accenture Public Limited Company - Class A	29	5,840
Adobe Inc. (a)	7	1,787
Advanced Micro Devices, Inc. (a)	10	1,943
Apple Inc.	12	3,138
Applied Materials, Inc.	3	1,041
Arista Networks, Inc. (a)	43	5,267
Astera Labs, Inc. (a)	7	790
Broadcom Inc.	5	1,518
Cisco Systems, Inc.	71	5,521
CrowdStrike Holdings, Inc. - Class A (a)	5	1,803
Datadog, Inc. - Class A (a)	5	645
Fortinet, Inc. (a)	19	1,543
HP, Inc.	53	1,021
International Business Machines Corporation	14	3,290
Intuit Inc.	2	822
Lam Research Corporation	14	2,931
Micron Technology, Inc.	5	1,537
Microsoft Corporation	16	5,880
Motorola Solutions, Inc.	5	2,296
NVIDIA Corporation	34	5,908
Palantir Technologies Inc. - Class A (a)	14	2,014
Palo Alto Networks, Inc. (a)	14	2,320
Roper Technologies, Inc.	6	2,125
Salesforce, Inc.	11	1,987
ServiceNow, Inc. (a)	23	2,369
Teledyne Technologies Incorporated (a)	1	581
Zoom Communications, Inc. - Class A (a)	57	4,568
Zscaler, Inc. (a)	1	154
		70,639
Health Care 13.7%
Abbott Laboratories	43	4,458
Boston Scientific Corporation (a)	31	1,963
Cardinal Health, Inc.	16	3,397
Cencora, Inc.	17	5,234
Cigna Group, The	3	897
Corcept Therapeutics Incorporated (a)	17	686
Edwards Lifesciences Corporation (a)	8	610
Elevance Health, Inc.	4	1,286
Eli Lilly and Company	2	1,855
Johnson & Johnson	24	5,767
McKesson Corporation	7	5,707
Medtronic, Inc.	13	1,084
Merck & Co., Inc.	31	3,784
Neurocrine Biosciences, Inc. (a)	6	748
Regeneron Pharmaceuticals, Inc.	3	2,064
Stryker Corporation	2	506
Thermo Fisher Scientific Inc.	1	271
United Therapeutics Corporation (a)	8	4,846
UnitedHealth Group Incorporated	9	2,426
Veeva Systems Inc. - Class A (a)	27	4,664
Vertex Pharmaceuticals Incorporated (a)	7	3,335
		55,588
Financials 13.0%
Allstate Corporation, The	7	1,508
AON Public Limited Company - Class A	1	400
Arch Capital Group Ltd. (a)	38	3,691
CBOE Global Markets, Inc.	21	5,841
Chubb Limited	18	5,794
CME Group Inc. - Class A	19	5,699
First Citizens BancShares, Inc. - Class A	—	603
Hartford Insurance Group, Inc., The	6	770
Intercontinental Exchange, Inc.	7	1,126
JPMorgan Chase & Co.	7	2,032
LPL Financial Holdings Inc.	10	3,106
Marsh & Mclennan Companies, Inc.	10	1,724
MasterCard Incorporated - Class A	10	5,156
NU Holdings Ltd. - Class A (a)	8	120
Progressive Corporation, The	23	4,492
Travelers Companies, Inc., The	15	4,490
Visa Inc. - Class A	17	5,114
W. R. Berkley Corporation	12	814
		52,480
Consumer Staples 12.8%
Altria Group, Inc.	36	2,382
Casey's General Stores, Inc.	—	116
Church & Dwight Co., Inc.	30	2,830
Coca-Cola Company, The	13	987
Colgate-Palmolive Company	58	4,927
Costco Wholesale Corporation	6	5,758
General Mills, Inc.	30	1,105
Kroger Co., The	78	5,606
Monster Beverage 1990 Corporation (a)	77	5,555
PepsiCo, Inc.	31	4,777
Philip Morris International Inc.	35	5,735
Pilgrim's Pride Corporation	15	563
Procter & Gamble Company, The	40	5,742
Walmart Inc.	46	5,740
		51,823
Industrials 12.5%
Automatic Data Processing, Inc.	19	3,887
CACI International Inc. - Class A (a)	3	1,603
Cintas Corporation	10	1,717
Copart, Inc. (a)	76	2,527
Deere & Company	5	2,627
FTI Consulting, Inc. (a)	11	1,976
General Dynamics Corporation	8	2,722
Illinois Tool Works Inc.	4	1,004
Leidos Holdings, Inc.	7	1,025
Lockheed Martin Corporation	9	5,568
Northrop Grumman Corporation	6	3,844
Republic Services, Inc.	26	5,757
Rollins, Inc.	8	445
RTX Corporation	15	2,903
Trane Technologies Public Limited Company	9	3,547
Uber Technologies, Inc. (a)	47	3,348
Verisk Analytics, Inc.	1	195
Waste Management, Inc.	25	5,792
		50,487
Communication Services 9.9%
Alphabet Inc. - Class A	19	5,556
AST Spacemobile, Inc. - Class A (a)	20	1,689
AT&T Inc.	195	5,651
Electronic Arts Inc.	27	5,462
Fox Corporation - Class A	12	714
Meta Platforms, Inc. - Class A	9	5,021
Netflix, Inc. (a)	27	2,575
Roblox Corporation - Class A (a)	17	975
Spotify Technology S.A. (a)	8	3,871
The New York Times Company - Class A	8	681
T-Mobile US, Inc.	10	2,178
Verizon Communications Inc.	113	5,660
		40,033
Consumer Discretionary 7.7%
Airbnb, Inc. - Class A (a)	11	1,381
Amazon.com, Inc. (a)	26	5,451
AutoZone, Inc. (a)	—	1,533
Booking Holdings Inc.	1	3,798
Deckers Outdoor Corporation (a)	1	146
Dillard's, Inc. - Class A	4	2,264
DoorDash, Inc. - Class A (a)	2	333
Duolingo, Inc. - Class A (a)	3	308
Home Depot, Inc., The	3	1,109
McDonald's Corporation	19	5,764
O'Reilly Automotive, Inc. (a)	60	5,498
TJX Companies, Inc., The	22	3,571
		31,156
Energy 6.4%
Apa Corp.	33	1,398
Chevron Corporation	27	5,559
ConocoPhillips	25	3,304
Devon Energy Corporation	4	209
Diamondback Energy, Inc.	10	1,928
EOG Resources, Inc.	35	5,037

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Exxon Mobil Corporation	33	5,629
HF Sinclair Corporation	2	138
Matador Resources Company	14	870
Texas Pacific Land Corporation	4	2,012
		26,084
Materials 1.0%
Linde Public Limited Company	8	3,872
Utilities 0.5%
Duke Energy Corporation	16	2,157
Total Common Stocks (cost $306,982)		384,319
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.5%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	18,297	18,297
Total Short Term Investments (cost $18,297)		18,297
Total Investments 99.5% (cost $325,279)		402,616
Other Derivative Instruments 0.1%		465
Other Assets and Liabilities, Net 0.4%		1,365
Total Net Assets 100.0%		404,446

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/AQR Large Cap Defensive Style Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	18,006	17,563	17,272	89	—	—	18,297	4.5
JNL Government Money Market Fund, 3.63% - Class SL	—	3,176	3,176	9	—	—	—	—
	18,006	20,739	20,448	98	—	—	18,297	4.5

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	51	June 2026	16,445	465	310

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	384,319	—	—	384,319
Short Term Investments	18,297	—	—	18,297
	402,616	—	—	402,616
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	310	—	—	310
	310	—	—	310

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 61.7%
Information Technology 15.1%
Accenture Public Limited Company - Class A	11	2,189
Accton Technology Corporation	13	640
Adobe Inc. (a) (b)	2	561
Advanced Micro Devices, Inc. (a) (c)	13	2,744
Advantest Corporation	16	2,239
Akamai Technologies, Inc. (a)	4	499
Amphenol Corporation - Class A	29	3,611
Analog Devices, Inc.	1	229
Apple Inc. (b)	173	43,944
Applied Materials, Inc.	2	751
AppLovin Corporation - Class A (a)	3	1,200
Arista Networks, Inc. (a)	16	2,022
ASE Technology Holding Co., Ltd.	16	172
Asia Vital Components Co., Ltd.	3	197
ASM International N.V.	1	580
ASML Holding N.V. (c)	17	22,971
Autodesk, Inc. (a)	4	1,074
Avaya Holdings Corp. (a)	—	3
Broadcom Inc.	90	27,753
Cadence Design Systems, Inc. (a)	14	4,009
Capgemini France	4	418
Chorus Limited - Class A	14	1,012
Ciena Corporation (a)	3	1,069
Cisco Systems, Inc.	112	8,674
Constellation Software Inc.	1	1,001
CrowdStrike Holdings, Inc. - Class A (a)	3	1,223
Datadog, Inc. - Class A (a)	42	4,998
Delta Electronics, Inc.	12	540
Elite Material Co., Ltd.	4	341
eMemory Technology Inc.	5	433
Fair Isaac Corporation (a)	1	753
First Solar, Inc. (a)	6	1,240
Fortinet, Inc. (a)	2	135
Genius Electronic Optical Co., Ltd.	24	330
Gold Circuit Electronics Ltd.	6	169
Hon Hai Precision Industry Co., Ltd.	60	366
Hon. Precision, Inc.	9	1,004
Infosys Limited	24	324
Intel Corporation (a)	53	2,340
Intuit Inc.	9	3,750
Jabil Inc.	2	622
Keyence Corporation	5	1,769
Kioxia Holdings Corporation (a)	8	1,061
KLA Corporation	2	3,465
Kokusai Electric Corporation	39	1,317
Lam Research Corporation	53	11,229
Lasertec Co., Ltd.	7	1,568
Lenovo Group Limited	918	1,086
Micron Technology, Inc.	42	14,332
Microsoft Corporation	92	34,176
MongoDB, Inc. - Class A (a)	8	2,070
Monolithic Power Systems, Inc.	1	993
Motorola Solutions, Inc.	1	543
Murata Manufacturing Co., Ltd.	8	174
Nan Ya P.C.B. Service Company	23	393
Nan Ya Technology Corporation	45	300
NetApp, Inc.	8	842
NVIDIA Corporation (b) (c)	328	57,266
NXP Semiconductors N.V.	5	991
OBIC Co., Ltd.	19	450
Oracle Corporation	30	4,380
Palantir Technologies Inc. - Class A (a)	41	5,944
Palo Alto Networks, Inc. (a)	1	229
Phison Electronics Corporation	4	199
Rakus Co., Ltd. (d)	35	166
Redstone Buyer LLC (a) (e)	2	—
Samsung Electronics Co., Ltd.	116	13,576
ServiceNow, Inc. (a)	40	4,147
ServiceTitan, Inc. - Class A (a)	49	3,121
SK Hynix Inc.	9	5,098
Skyworks Solutions, Inc.	40	2,160
Snowflake Inc. - Class A (a)	4	654
Socionext Inc. (d)	15	182
Synopsys, Inc. (a)	2	918
Taiwan Semiconductor Manufacturing Company Limited	637	36,507
TD SYNNEX Corporation	3	486
TE Connectivity Public Limited Company	3	600
Telefonaktiebolaget LM Ericsson - Class B (d)	104	1,179
Tyler Technologies, Inc. (a)	3	1,083
United Microelectronics Corporation	315	564
Veritas NewCo. (a) (e)	4	77
Veritas NewCo. (a) (e)	6	111
Vistance Networks, Inc. (a)	31	560
Winbond Electronics Corp.	260	778
Wolfspeed, Inc. (a) (d)	1	17
WOM Mobile SPA (a) (e)	1	13
Zhongji Innolight Co., Ltd. - Class A	15	1,259
		366,163
Financials 8.3%
Abu Dhabi Commercial Bank PJSC	36	120
Akbank Turk Anonim Sirketi - Class A	553	831
Aktiebolaget Industrivarden - Class A	4	217
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana - GDR (f)	16	511
Al Rajhi Banking and Investment Corporation	14	403
Axis Bank Limited	5	59
Banco Bilbao Vizcaya Argentaria Sociedad Anonima (d)	83	1,802
Banco De Sabadell SA	218	778
Banco do Brasil S.A.	128	572
Bank of America Corporation	194	9,469
Bank of Nova Scotia, The	17	1,161
Bank Polska Kasa Opieki - Spolka Akcyjna	9	548
Bankinter Sociedad Anonima (d)	62	974
Berkshire Hathaway Inc. - Class B (a)	1	485
Blackstone Inc. - Class A	4	502
Block, Inc. - Class A (a)	4	261
BNP Paribas	5	495
CaixaBank, S.A.	117	1,397
Canadian Imperial Bank of Commerce	6	608
Channel VAS Investments Limited (a) (d)	138	160
China Galaxy Securities Co., Ltd. - Class H	411	420
Citigroup Inc.	118	13,431
Citizens Financial Group, Inc.	63	3,788
Coinbase Global, Inc. - Class A (a)	3	457
Commercial International Bank Egypt S.A.E	219	486
Dai-ichi Life Holdings, Inc.	109	1,006
Daiwa Securities Group Inc. (d)	99	939
Danske Bank A/S	26	1,295
Deutsche Bank Aktiengesellschaft - Class N	36	1,057
FactSet Research Systems Inc.	7	1,541
Fawry For Banking Technology And Electronic Payments S.A.E (a)	942	295
Fifth Third Bancorp	191	8,864
Finecobank Banca Fineco S.P.A.	41	901
First Citizens BancShares, Inc. - Class A	1	974
First Horizon Corporation	27	617
FirstRand Limited	194	989
Flagstar Bank, National Association	91	1,198
Franklin Resources, Inc. (d)	24	568
Goldman Sachs Group, Inc., The	8	6,599
Grupo Financiero Banorte, S.A.B. de C.V.	151	1,672
Huntington Bancshares Incorporated	69	1,082
ICICI Bank Limited	3	43
IndusInd Bank Ltd. (a)	13	102
ING Groep N.V.	207	5,388
Intact Financial Corporation	7	1,193
Intesa Sanpaolo SPA	1,858	11,223
Invesco Ltd.	25	603
Japan Exchange Group, Inc.	59	685
Japan Post Bank Co., Ltd. (d)	84	1,362
Japan Post Holdings Co., Ltd.	79	904
Joint Stock Company Kaspi.Kz - ADR (f)	6	416
JPMorgan Chase & Co.	49	14,431
Julius Bar Gruppe AG - Class N	13	970

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
KBC Groep	13	1,623
Komercni banka, a.s.	3	164
Krungthai Card Public Company Limited	459	419
Lloyds Banking Group PLC	467	577
London Stock Exchange Group PLC	3	303
Macquarie Group Limited	16	2,291
Manappuram Finance Limited	33	88
Marsh & Mclennan Companies, Inc.	41	7,032
MasterCard Incorporated - Class A	17	8,335
Mediobanca Banca di Credito Finanziario Societa' Per Azioni (d)	20	379
MetLife, Inc.	20	1,413
Metropolitan Bank & Trust Company	95	100
Mitsubishi UFJ Financial Group, Inc.	92	1,542
Mizuho Financial Group, Inc.	10	408
MONETA Money Bank, a.s. (f)	11	92
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	957
National Bank of Greece S.A. - Class R	9	143
NatWest Group PLC	230	1,704
Northern Trust Corporation	2	281
OTP Bank Nyrt.	5	545
Partners Group Holding AG	2	2,114
Popular, Inc.	3	388
Power Corporation of Canada (d)	13	633
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	14	330
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	44	772
Principal Financial Group, Inc.	6	551
Progressive Corporation, The	44	8,707
Prudential Financial, Inc.	27	2,647
PT Bank Mandiri (Persero) Tbk.	4,238	1,188
PT. Bank Syariah Indonesia Tbk	263	33
Raiffeisen Bank International AG	2	74
Rasan Information Technology Company (a)	15	525
Raymond James Financial, Inc.	1	163
Robinhood Markets, Inc. - Class A (a)	9	653
S&P Global Inc.	7	2,972
Sammaan Capital Limited (a)	81	130
Sampo Oyj - Class A	51	546
Saudi National Bank, The	8	93
SBI Life Insurance Company Limited (f)	138	2,610
Societe Generale	108	7,936
Sompo Holdings, Inc.	18	701
St. James's Place PLC	50	784
StoneCo Ltd. - Class A (a)	34	481
Sumitomo Mitsui Financial Group, Inc.	14	462
Synchrony Financial	17	1,139
TBC Bank Group PLC	9	475
The PNC Financial Services Group, Inc.	6	1,186
Travelers Companies, Inc., The	5	1,371
Truist Financial Corporation	5	222
TS Financial Holding Co., Ltd.	263	193
Turkiye Is Bankasi Anonim Sirketi - Class C	1,151	346
U.S. Bancorp	13	696
Unicredit, Societa' Per Azioni	175	12,556
Visa Inc. - Class A	5	1,579
Wealthfront Corporation (a)	31	290
Wells Fargo & Company	111	8,865
XP Inc. - Class A	5	105
Zurich Insurance Group AG - Class N	4	2,981
		202,745
Industrials 8.1%
3M Company	7	945
ABB Ltd. - Class N	4	356
Advanced Drainage Systems, Inc.	3	405
Air Arabia PJSC	182	203
Airbus SE	31	5,911
Airtac International Group	14	443
Athens International Airport S.A.	18	223
Atlas Copco Aktiebolag - Class A	86	1,528
Automatic Data Processing, Inc.	5	923
Ayala Corporation	13	105
BAE Systems PLC	356	10,460
BELIMO Holding AG - Class N	1	404
Boeing Company, The (a)	59	11,708
Bouygues	4	226
Broadridge Financial Solutions, Inc.	16	2,549
Builders FirstSource, Inc. (a)	4	346
Bunzl Public Limited Company	20	610
Canadian National Railway Company	10	1,045
Carrier Global Corporation	9	503
Caterpillar Inc.	6	4,226
Clean Harbors, Inc. (a)	1	419
Comfort Systems USA, Inc.	—	331
Contemporary Amperex Technology Co., Limited - Class A	3	165
Contemporary Amperex Technology Co., Limited - Class H (d) (f)	16	1,302
CSX Corporation	154	6,306
Delta Air Lines, Inc. (c)	96	6,411
Diploma PLC	10	797
Doosan Enerbility Co., Ltd. (a)	3	186
DSV A/S	25	6,055
Eaton Corporation Public Limited Company	8	2,690
EMCOR Group, Inc.	1	529
Emerson Electric Co.	12	1,624
Experian PLC	14	488
Fastenal Company	40	1,856
GE Vernova Inc. (c)	9	8,182
General Electric Company	47	13,231
Groupe WSP Global Inc.	2	308
Grupo Aeromexico, S.A.B. de C.V. - ADR (a)	5	71
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	20	676
GS Engineering & Construction Corp.	14	236
HD Hyundai Heavy Industries Co., Ltd.	2	729
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	2	525
Hindustan Aeronautics Limited	32	1,197
Hitachi, Ltd.	7	211
Honeywell International Inc.	17	3,890
Howmet Aerospace Inc.	18	4,034
Hyundai Rotem Company	3	376
Illinois Tool Works Inc.	10	2,542
Intertek Group PLC	13	643
Jacobs Solutions Inc.	5	591
Kajima Corporation	20	762
KOC Holding Anonim Sirketi - Class A	109	481
Kongsberg Gruppen ASA	4	151
Legrand	8	1,316
Leonardo S.p.A.	30	2,065
Localiza Rent A Car S/A	77	695
Lockheed Martin Corporation	3	1,926
LuxCo 3 (a) (e)	1	20
MasTec, Inc. (a)	1	426
MISUMI Group Inc.	29	489
Mitsubishi Heavy Industries, Ltd.	36	996
Mueller Industries, Inc.	3	356
Nidec Corporation	114	1,462
Obayashi Corporation	24	570
Otis Worldwide Corporation	45	3,435
Palladyne AI Corp. (a) (d)	1	8
Parker-Hannifin Corporation	8	6,995
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	5	77
Qxo, Inc. (a)	11	209
Recruit Holdings Co., Ltd.	41	1,729
Relx PLC	124	4,088
Republic Services, Inc.	2	413
Rockwell Automation, Inc.	10	3,583
Rolls-Royce Holdings PLC	484	7,338
RTX Corporation	1	144
Rumo S.A.	75	237
Safran (c)	5	1,639
Schneider Electric SE	3	680
Shimizu Corporation	35	618
Siemens Aktiengesellschaft - Class N	18	4,430
Siemens Energy AG	15	2,517
Southwest Airlines Co.	6	214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Techtronic Industries Company Limited	66	867
Textron Inc.	7	648
Thales	4	1,323
Toyota Tsusho Corporation (d)	11	415
Trane Technologies Public Limited Company	21	8,703
TransDigm Group Incorporated	3	2,968
Transurban Holdings Limited	145	1,415
Uber Technologies, Inc. (a)	32	2,317
Union Pacific Corporation	22	5,449
United Airlines Holdings, Inc. (a)	25	2,257
Veralto Corporation	16	1,414
Vertiv Holdings Co - Class A (c)	23	5,802
Waste Management, Inc.	3	804
Weichai Power Co., Ltd. - Class H	128	453
Wolters Kluwer N.V. - Class C	4	284
Worley Limited	49	385
XCMG Construction Machinery Co., Ltd. - Class A	370	544
		195,837
Consumer Discretionary 6.8%
Airbnb, Inc. - Class A (a) (b)	18	2,221
Alibaba Group Holding Limited - ADR (d)	10	1,316
Amazon.com, Inc. (a) (b)	159	33,092
ANTA Sports Products Limited	54	524
AutoZone, Inc. (a)	1	2,560
Best Buy Co., Inc.	3	211
Bloomberry Resorts Corporation	1	—
Booking Holdings Inc.	1	4,433
Burlington Stores, Inc. (a)	2	503
BYD Company Limited - Class H	295	4,039
Caesars Entertainment, Inc. (a)	13	356
Carvana Co. - Class A (a)	1	457
Century Communities, Inc.	9	508
Compagnie Financiere Richemont S.A.	4	678
Compass Group PLC	151	4,201
D.R. Horton, Inc.	44	6,003
Darden Restaurants, Inc.	6	1,091
Deckers Outdoor Corporation (a)	18	1,798
Dick's Sporting Goods, Inc.	1	247
DigiPlus Interactive Corp.	422	112
DoorDash, Inc. - Class A (a)	3	437
eBay Inc.	23	2,050
Fast Retailing Co., Ltd.	2	830
Ferrari N.V.	4	1,394
Ford Motor Company	250	2,883
Garmin Ltd.	5	1,222
Geely Automobile Holdings Limited	300	812
General Motors Company	6	443
Genius Sports Limited (a)	80	356
Great Wall Motor Company Limited - Class A	450	1,349
Hasbro, Inc.	8	734
Hermes International	3	5,055
Hilton Worldwide Holdings Inc.	22	6,765
Home Depot, Inc., The	34	11,163
Hyundai Motor Company	—	144
Industria de Diseno Textil, S.A.	5	277
Isetan Mitsukoshi Holdings Ltd. (d)	30	554
Isuzu Motors Limited	4	55
Jawbone Inc. (e) (f)	—	—
KB Home	5	248
KIA Corporation	2	181
Las Vegas Sands Corp.	11	587
LG Electronics India Limited (a)	53	816
Lojas Renner S/A.	354	1,016
Lowe`s Companies, Inc.	—	104
LPP Spolka Akcyjna	—	344
LVMH Moet Hennessy Louis Vuitton	9	5,008
Mahindra and Mahindra Limited	96	3,064
Marriott International, Inc. - Class A	1	199
McDonald's Corporation	30	9,233
Meituan - Class B (a) (f)	19	208
MercadoLibre, Inc. (a)	—	503
Mercedes-Benz Group AG - Class N	16	1,009
Meritage Homes Corporation	7	435
Metaplanet Inc. (a) (d)	94	183
Misto Holdings Corporation	3	90
Mr Price Group	31	283
New Oriental Education & Technology Group Inc. - ADR	11	619
OPAP Holding Societe Anonyme - Class R	8	115
PT. Mitra Adiperkasa	889	64
Ralph Lauren Corporation - Class A	3	992
Renault	19	648
RH (a)	1	162
Rivian Automotive, Inc. - Class A (a)	7	104
Ross Stores, Inc.	1	180
Royal Caribbean Cruises Ltd.	1	226
SAIC Motor Corporation Limited - Class A	495	1,053
Shenzhou International Group Holdings Limited	60	361
Six Flags Entertainment Corporation (a) (d)	16	285
Sony Group Corporation	45	921
Starbucks Corporation	3	283
Suzuki Motor Corporation	97	1,166
Tapestry, Inc.	18	2,587
Tesla Inc. (a)	43	16,165
TJX Companies, Inc., The	74	11,751
Toll Brothers, Inc.	6	830
TopBuild Corp. (a)	1	257
Ulta Beauty, Inc. (a)	3	1,428
Wynn Macau, Limited	589	414
Wynn Resorts, Limited	4	447
		165,442
Health Care 6.7%
Abbott Laboratories	26	2,686
AbbVie Inc.	26	5,584
Agilent Technologies, Inc.	15	1,658
Asahi Intecc Co., Ltd.	20	435
Ascendis Pharma A/S - ADR (a)	2	385
AstraZeneca PLC	33	6,343
Bayer Aktiengesellschaft - Class N	20	902
Biogen Inc. (a)	1	233
Boston Scientific Corporation (a)	124	7,757
Bristol-Myers Squibb Company	28	1,701
Cardinal Health, Inc.	1	194
Coloplast A/S - Class B (d)	7	464
Convatec Group PLC (f)	80	230
Cooper Companies, Inc., The (a)	9	626
Daiichi Sankyo Company, Limited	95	1,692
Edwards Lifesciences Corporation (a)	51	4,104
Eli Lilly and Company (c)	26	24,237
EssilorLuxottica	17	4,011
Galderma Group AG	11	2,079
Gilead Sciences, Inc.	24	3,281
Grand Round, Inc. (e) (f)	644	464
GSK PLC	52	1,413
Haleon PLC	120	593
Incyte Corporation (a)	10	973
Insulet Corporation (a)	1	310
Intuitive Surgical, Inc. (a)	18	8,184
Ionis Pharmaceuticals, Inc. (a)	2	127
Johnson & Johnson	51	12,567
McKesson Corporation	12	10,438
Medtronic, Inc.	2	205
Merck & Co., Inc.	52	6,211
MLP Saglik Hizmetleri Anonim Sirketi (a)	20	192
Moderna, Inc. (a)	33	1,657
NMC Health PLC (e)	162	—
Novartis AG - Class N	8	1,277
Nuvalent, Inc. - Class A (a)	2	195
Otsuka Holdings Co., Ltd.	5	376
Pfizer Inc.	93	2,625
Protagonist Therapeutics, Inc. (a)	1	143
Rede D'or Sao Luiz S.A.	9	70
Regeneron Pharmaceuticals, Inc.	2	1,485
ResMed Inc.	2	368
Roche Holding AG	10	3,998
Royalty Pharma PLC - Class A	5	260
Sai Life Sciences Limited (a)	10	104
Sanofi	80	7,750
Santen Pharmaceutical Co., Ltd. (d)	31	353

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Steris Public Limited Company	1	239
Straumann Holding AG - Class N (d)	4	381
Stryker Corporation	37	12,223
Sumitomo Pharma Co., Ltd. (a) (d)	32	428
Teva Pharmaceutical Industries Ltd. - ADR (a)	32	960
Thermo Fisher Scientific Inc.	13	6,338
U C B	4	1,137
UnitedHealth Group Incorporated	13	3,402
Vertex Pharmaceuticals Incorporated (a)	8	3,698
Viatris Inc.	141	1,899
West Pharmaceutical Services, Inc.	1	172
WuXi Biologics (Cayman) Inc. (a) (f)	16	67
Zoetis Inc. - Class A	8	888
		162,772
Communication Services 5.5%
Alphabet Inc. - Class C	187	53,575
AMC Networks, Inc. - Class A (a)	15	99
America Movil, S.A.B. De C.V.	403	513
BCE Inc.	65	1,637
Deutsche Telekom AG - Class N	54	2,007
EchoStar Corporation - Class A (a) (d)	14	1,691
Emirates Integrated Telecommunications Company PJSC	71	195
Etihad Etisalat Company	32	559
Former Charter Communications Parent, Inc. - Class A (a)	4	918
Hellenic Telecommunications Organization S.A. - Class R	15	274
International Games System Co., Ltd.	9	215
Kakaku.com, Inc. (d)	17	217
Krafton, Inc.	3	564
Kuaishou Technology (f)	66	389
Lionsgate Studios Corp. (a)	121	1,156
Live Nation Entertainment, Inc. (a)	45	6,796
LY Corporation (d)	357	860
Meta Platforms, Inc. - Class A	38	21,846
Netflix, Inc. (a)	82	7,899
NEXON Co., Ltd.	18	338
Paramount Skydance Corporation - Class B (d)	6	51
Publicis Groupe S.A.	7	539
Spotify Technology S.A. (a)	1	593
Starz Entertainment (a)	5	55
Take-Two Interactive Software, Inc. (a)	5	1,044
Telenor ASA	11	202
Tencent Holdings Limited	162	10,221
Tencent Holdings Limited - ADR	—	14
True Corporation Public Company Limited	494	218
True Corporation Public Company Limited - NVDR (d)	200	88
Universal Music Group N.V. (d)	60	1,159
Verizon Communications Inc.	89	4,475
Vodacom Group	103	877
Walt Disney Company, The	118	11,379
		132,663
Energy 4.2%
ADES Holding Company	50	243
Antero Resources Corporation (a)	34	1,425
Apa Corp.	99	4,181
BP P.L.C.	267	2,101
Cameco Corporation	69	7,444
Canadian Natural Resources Limited	24	1,190
Cenovus Energy Inc.	226	5,993
Cheniere Energy, Inc.	8	2,305
Devon Energy Corporation	32	1,627
ENEOS Holdings, Inc.	215	1,922
EOG Resources, Inc.	4	602
EQT Corporation	87	5,560
Equinor ASA	9	361
Exxon Mobil Corporation	94	16,019
Halliburton Company	17	662
Idemitsu Kosan Co., Ltd.	65	641
Koninklijke Vopak N.V.	2	124
Marathon Petroleum Corporation	7	1,599
NAC Kazatomprom JSC - GDR (f)	3	251
Neste Oyj	4	118
New Kleo Holdco (a) (e)	51	76
Occidental Petroleum Corporation	35	2,275
PBF Energy Inc. - Class A	10	484
Repsol S.A.	49	1,380
Santos Limited	177	978
Shell PLC - Class A	221	10,374
SLB Limited	9	470
SM Energy Company	25	778
Solaris Energy Infrastructure, Inc. - Class A	6	366
Suncor Energy Inc.	101	6,679
Targa Resources Corp.	16	4,125
Tenaris S.A.	51	1,497
TotalEnergies SE	33	3,041
Valero Energy Corporation	20	4,839
Williams Companies, Inc., The	135	9,850
Woodside Energy Group Ltd.	46	1,090
YPF S.A. - Class D - ADR (a)	7	337
		103,007
Consumer Staples 3.1%
Altria Group, Inc.	30	1,961
British American Tobacco P.L.C.	128	7,405
Conagra Brands, Inc.	32	509
Costco Wholesale Corporation	17	16,666
CP ALL Public Company Limited	247	344
Dollar General Corporation	17	2,075
Estee Lauder Companies Inc., The - Class A	12	886
Fomento Economico Mexicano, S.A. B. De C.V.	6	64
Hershey Company, The	3	581
ITC Limited	115	354
J Sainsbury PLC	287	1,293
J. M. Smucker Company, The	8	768
Japan Tobacco Inc.	57	2,180
Kenvue Inc.	43	747
Keurig Dr Pepper Inc.	131	3,437
KT&G Corporation	7	722
L'Oreal	1	314
Nestle S.A. - Class N	5	480
PepsiCo, Inc.	33	5,055
Philip Morris International Inc.	40	6,570
Procter & Gamble Company, The	17	2,479
Seven & I Holdings Co., Ltd.	47	637
Wal-Mart de Mexico, S.A.B. de C.V. (d)	387	1,262
Walmart Inc. (c)	145	18,055
Woolworths Group Limited	14	354
		75,198
Materials 1.8%
Agnico Eagle Mines Limited	5	1,019
Albemarle Corporation	4	700
Algoma Steel Group Inc. (d)	88	364
Anglo American PLC	12	526
Asahi Kasei Corporation	34	330
Barrick Mining Corporation	39	1,611
BHP Group Limited	48	1,700
Borouge PLC	215	152
CF Industries Holdings, Inc.	2	295
China Hongqiao Group Limited	153	689
CRH Public Limited Company	52	5,482
Dow Inc.	21	856
Eldorado Gold Corporation	10	357
ERO Copper Corp. (a)	4	104
First Quantum Minerals Ltd. (a)	16	385
Fortescue Ltd.	54	768
Freeport-McMoRan Inc.	188	11,069
Fresnillo PLC	44	1,956
Harmony Gold Mining Company	24	381
Heidelberg Materials AG	8	1,648
Holcim AG	7	542
James Hardie Industries Public Limited Company (a)	21	399
Kansai Paint Co., Ltd. (d)	13	187
Kinross Gold Corporation	32	990
Klabin S.A.	152	575
Kumba Iron Ore Ltd. (f)	9	179
Lundin Gold Inc. (f)	5	409

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Methanex Corporation	14	816
Mitsui Kinzoku Company, Limited	5	954
MP Materials Corp. - Class A (a) (d)	14	691
Nissan Chemical Corporation (d)	13	494
Nucor Corporation	4	662
PLS Group Limited (a)	298	1,084
Quintis Limited (e) (f) (g)	3,771	—
Rio Tinto Limited	6	682
Southern Copper Corporation	4	773
SSAB AB - Class A	8	60
Symrise AG	10	847
Teck Resources Limited - Class B	22	1,127
USA Rare Earth, Inc. - Class A (a) (d)	24	360
Vale S.A. - ADR	59	933
Vale S.A.	20	322
Valterra Platinum	7	606
Yanbu National Petrochemical Company	22	214
		44,298
Utilities 1.6%
AES Corporation, The	26	368
Ameren Corporation	2	231
E.ON SE - Class N	40	885
Engie	71	2,291
Fortis Inc.	43	2,404
GAIL (India) Limited	87	128
National Grid PLC	691	11,655
Naturgy Energy Group S.A. (d)	9	282
NextEra Energy, Inc.	122	11,324
NRG Energy, Inc.	7	977
Pinnacle West Capital Corporation	14	1,454
RWE Aktiengesellschaft	16	1,096
The Southern Company	9	831
Vistra Corp.	32	4,819
		38,745
Real Estate 0.5%
Aldar Properties - P J S C	77	163
Ayala Land Inc.	163	44
Digital Realty Trust, Inc.	14	2,435
Emaar Development LLC	32	117
Emaar Properties PJSC	195	625
Host Hotels & Resorts, Inc.	44	852
Mirvac Limited	368	453
ProLogis Inc.	21	2,773
PT. Ciputra Development	2,240	94
SBA Communications Corporation - Class A	1	244
The British Land Company Public Limited Company	45	212
UOL Group Limited	29	218
Ventas, Inc.	24	1,954
VICI Properties Inc.	93	2,534
Vonovia SE	13	328
Weyerhaeuser Company	15	365
		13,411
Total Common Stocks (cost $1,427,488)		1,500,281
CORPORATE BONDS AND NOTES 9.2%
Financials 1.9%
Acrisure, LLC
4.25%, 02/15/29 (h)	180	169
AIB Group Public Limited Company
6.00%, (100, 07/14/31), EUR (f) (i)	250	287
Alexandrite Lake Lux Holdings S.a r.l.
6.75%, 07/30/30, EUR (f)	431	488
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (d) (h)	291	282
7.00%, 01/15/31 (h)	50	50
6.50%, 10/01/31 (h)	98	96
American National Group Inc.
7.00%, 12/01/55	100	94
AmWINS Group, Inc.
6.38%, 02/15/29 (h)	100	101
Ardonagh Finco Limited
6.88%, 02/15/31, EUR (h)	1,220	1,395
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (h)	74	79
Axis Bank Limited
4.10%, (100, 09/08/26) (f) (i) (j)	300	296
Azorra Finance Limited
7.75%, 04/15/30 (h)	134	138
Banco Bilbao Vizcaya Argentaria Sociedad Anonima
6.88%, (100, 12/13/30), EUR (f) (i)	400	483
8.38%, (100, 06/21/28), EUR (f) (i)	200	246
Bankinter Sociedad Anonima
7.38%, (100, 08/15/28), EUR (f) (i)	200	243
Barclays PLC
4.38%, (100, 03/15/28) (i) (j)	214	203
Block, Inc.
5.63%, 08/15/30 (h)	200	199
BNP Paribas
4.63%, (100, 01/12/27) (h) (i)	214	211
Bper Banca S.P.A.
6.50%, (100, 03/20/30), EUR (f) (i)	200	232
Bracken Midco1 PLC
6.75%, 11/01/27, GBP (f) (k)	183	238
Breakwater Energy Holdings S.a r.l.
9.25%, 11/15/30 (h)	250	262
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (f) (i) (j)	400	468
6.25%, (100, 07/24/32), EUR (f) (i)	200	235
Citigroup Inc.
6.88%, (100, 08/15/30) (i)	73	73
6.95%, (100, 02/15/30) (i)	76	76
5.92%, (10 Year Treasury + 0.00%), 12/11/30 (l)	1,472	1,398
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (f) (i)	200	251
Credit Acceptance Corporation
9.25%, 12/15/28 (h)	100	104
6.63%, 03/15/30 (d) (h)	100	97
Credit Suisse Group AG
7.13%, (100, 08/13/32), AUD (f) (i)	290	194
Deutsche Bank Aktiengesellschaft
4.50%, (100, 11/30/26), EUR (f) (i)	200	228
4.63%, (100, 10/30/27), EUR (f) (i)	800	893
6.75%, (100, 10/30/34), EUR (f) (i)	400	456
7.13%, EUR (f) (i)	200	235
Dynamo NewCo II GmbH
6.25%, 10/15/31, EUR (f)	185	189
Eurobank S.A.
4.00%, 02/07/36, EUR (f)	421	473
First Citizens BancShares, Inc.
6.25%, 03/12/40	1,819	1,778
FirstCash, Inc.
6.88%, 03/01/32 (h)	128	130
Flourishing Trade And Investment Ltd.
11.04%, 04/02/28 (e) (h) (k)	4,028	4,184
Ford Motor Credit Company LLC
6.95%, 06/10/26	564	565
4.54%, 08/01/26	225	225
5.13%, 11/05/26	458	459
4.27%, 01/09/27	449	446
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (h)	100	102
8.38%, 04/01/32 (h)	39	38
Garfunkelux Holdco 3 S.A.
9.00%, 09/01/28, EUR (f)	951	1,091
GGAM Finance Ltd.
6.88%, 04/15/29 (h)	151	154
Global Atlantic Financial Company
7.25%, 03/01/56 (h)	100	94
GS Finance Corp.
5.95%, 01/15/31	3,840	3,685
6.11%, 02/17/31 (l)	1,716	1,667
7.35%, (10 Year Treasury + 0.00%), 02/17/31 (l)	3,564	3,469
Howden UK Refinance 2 PLC
8.13%, 02/15/32 (h)	200	188
ING Groep N.V.
3.88%, (100, 05/16/27) (i) (j)	400	383

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
7.25%, (100, 11/16/34) (f) (i)	250	256
Intrum Investments and Financing AB
8.00%, 09/11/27, EUR (f)	570	660
Jane Street Group, LLC
6.75%, 05/01/33 (h)	200	203
Jefferies Finance LLC
5.00%, 08/15/28 (h)	200	186
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (i)	69	71
Lloyds Banking Group PLC
7.50%, (100, 06/27/30), GBP (i)	200	263
Macquarie Bank Limited
5.31%, 08/20/36, AUD (l)	400	273
Minejesa Capital B.V.
5.63%, 08/10/37 (h)	200	191
Muangthai Capital Public Company Limited
6.88%, 09/30/28 (f)	300	297
7.55%, 07/21/30	250	247
Muthoot Finance Limited
6.38%, 03/02/30 (f)	295	291
5.75%, 08/04/30 (f)	200	192
National Bank of Greece S.A.
5.80%, (100, 08/12/31), EUR (f) (i)	200	220
5.88%, 06/28/35, EUR (f)	200	242
Nationwide Building Society
5.75%, (100, 06/20/27), GBP (f) (i) (j)	215	282
7.50%, (100, 12/20/30), GBP (f) (i)	567	753
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (h)	645	691
NN Group N.V.
5.75%, (100, 09/11/34), EUR (f) (i)	275	309
Nomura Holdings, Inc.
7.00%, (100, 07/15/30) (i)	200	201
OneMain Finance Corporation
7.13%, 11/15/31	75	74
Panther Escrow Issuer LLC
7.13%, 06/01/31 (h)	131	131
PennyMac Financial Services, Inc.
6.88%, 05/15/32 (h)	207	199
PRA Group Europe Holding II S.a r.l.
6.25%, 09/30/32, EUR (f)	140	152
Progroup AG
5.13%, 04/15/29, EUR (h)	224	258
5.38%, 04/15/31, EUR (h)	188	213
Resurgent Trade and Investment Ltd.
9.51%, 12/01/27 (e) (f)	2,991	3,006
Rocket Companies, Inc.
6.50%, 08/01/29 (h)	74	75
7.13%, 02/01/32 (h)	163	168
6.38%, 08/01/33 (h)	100	101
Ryan Specialty, LLC
5.88%, 08/01/32 (h)	100	99
Sammaan Capital Limited
7.50%, 10/16/30 (f)	275	269
Shift4 Payments, LLC
6.75%, 08/15/32 (h)	100	98
5.50%, 05/15/33, EUR (f)	824	896
SLM Corporation
6.50%, 01/31/30	100	98
Starwood Property Trust, Inc.
4.38%, 01/15/27 (h)	103	102
Stena International S.A.
7.25%, 01/15/31 (f)	791	799
StoneX Escrow Issuer LLC
6.88%, 07/15/32 (h)	100	101
Synchrony Financial
7.25%, 02/02/33	100	102
Texas Capital Bancshares, Inc.
4.00%, 05/06/31	1,202	1,199
5.30%, 02/27/32	691	682
United Overseas Bank Limited
3.00%, (100, 01/21/33), SGD (f) (i)	250	192
United Wholesale Mortgage, LLC
5.50%, 04/15/29 (h)	243	227
UWM Holdings, LLC
6.25%, 03/15/31 (d) (h)	101	92
WOM Chile Holdco SpA
5.00%, 04/01/32 (h) (j) (k)	181	164
Wom Mobile SpA
12.50%, 04/01/31 (h) (k)	12	13
		45,158
Consumer Discretionary 1.6%
Adient Global Holdings Ltd.
7.00%, 04/15/28 (h)	166	169
Advance Auto Parts, Inc.
7.38%, 08/01/33 (d) (h)	100	101
Afflelou
6.00%, 07/25/29, EUR (f)	330	388
Alibaba Group Holding Limited
0.50%, 06/01/31 (j)	697	962
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (f)	455	543
American Axle & Manufacturing, Inc.
7.75%, 10/15/33 (h)	100	97
Asbury Automotive Group, Inc.
4.75%, 03/01/30 (d)	106	102
Ashton Woods USA L.L.C.
6.88%, 08/01/33 (h)	301	290
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (h)	654	500
10.38%, 03/31/29, GBP (f)	411	417
Avianca MidCo 2 PLC
9.00%, 12/01/28 (f)	23	22
Bath & Body Works, Inc.
6.63%, 10/01/30 (h)	100	101
BCPE Flavor Debt Merger Sub LLC
9.50%, 07/01/32 (d) (h)	127	115
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (f)	256	282
Bertrand Franchise Finance
5.78%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (f) (l)	164	184
BetClic Everest Group
5.13%, 12/10/31, EUR (f)	273	310
Bracelet Holdings Inc.
9.25%, 07/02/28 (h)	1,635	1,563
Brookfield Residential Properties Inc.
4.88%, 02/15/30 (d) (h)	266	244
Bubbles BidCo S.p.A.
6.27%, (3 Month EURIBOR + 4.25%), 09/30/31, EUR (f) (l)	255	294
6.50%, 09/30/31, EUR (f)	259	299
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d) (h)	155	149
7.00%, 02/15/30 (h)	44	44
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (f)	122	164
Century Communities, Inc.
3.88%, 08/15/29 (h) (m)	100	94
Churchill Downs Incorporated
5.50%, 04/01/27 (h)	30	30
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (f)	408	482
4.88%, 10/15/31, EUR (f)	111	126
5.15%, (3 Month EURIBOR + 3.00%), 10/15/32, EUR (f) (l)	163	187
Clarios Global LP
6.75%, 05/15/28 - 09/15/32 (h)	200	202
4.75%, 06/15/31, EUR (f)	306	350
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (f)	350	421
Deuce Finco PLC
7.00%, 11/20/31, GBP (f)	305	396
5.65%, (3 Month EURIBOR + 3.50%), 11/20/32, EUR (f) (l)	285	328
Discovery Communications, LLC
5.00%, 09/20/37	100	72
6.35%, 06/01/40	200	146

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Domain Greenbough Partner 2 LLC
14.57%, 01/23/32 (e) (h)	925	925
Duomo Bidco S.P.A.
5.31%, (3 Month EURIBOR + 3.25%), 01/15/32, EUR (f) (l)	401	455
EG Global Finance PLC
12.00%, 11/30/28 (h)	654	699
Elior Group
5.63%, 03/15/30, EUR (f)	380	445
Entain PLC
4.88%, 11/30/31, EUR (f)	200	227
Fertitta Entertainment, LLC
6.75%, 01/15/30 (d) (h)	200	187
Flutter Treasury Designated Activity Company
4.00%, 06/04/31, EUR (f)	292	326
Fortune Star (BVI) Limited
6.80%, 09/09/29 (f)	200	189
Forvia
2.75%, 02/15/27, EUR (f) (n)	179	204
6.75%, 09/15/33 (d) (h)	300	293
Fressnapf Holding SE
5.25%, 10/31/31, EUR (f)	106	120
Full House Resorts, Inc.
8.25%, 02/15/28 (d) (h)	46	42
Goldstory
6.02%, (3 Month EURIBOR + 4.00%), 02/01/30, EUR (h) (l)	375	427
6.75%, 02/01/30, EUR (h)	437	494
Group 1 Automotive, Inc.
6.38%, 01/15/30 (d) (h)	184	185
GTECH S.p.A.
4.88%, 01/31/31, EUR (f)	275	320
Hilton Domestic Operating Company Inc.
5.88%, 03/15/33 (h)	200	201
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 (d) (h)	146	132
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (f) (k)	517	610
7.00%, 11/15/31, EUR (f) (k)	394	475
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (h)	200	195
Kohl's Corporation
5.13%, 05/01/31 (m) (n)	100	76
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (h)	101	104
LGI Homes, Inc.
7.00%, 11/15/32 (d) (h)	692	641
Light and Wonder International, Inc.
7.25%, 11/15/29 (h)	15	15
7.50%, 09/01/31 (h)	82	84
Lions Gate Capital Holdings 1, Inc.
6.00%, 04/15/29 (h) (n)	2,662	2,457
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (h)	177	144
Lithia Motors, Inc.
4.63%, 12/15/27 (h)	100	99
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (f)	137	161
5.26%, (3 Month EURIBOR + 3.25%), 06/01/31, EUR (f) (l)	207	239
Magnum Management Corporation
5.25%, 07/15/29	186	178
MAHLE GmbH
6.50%, 05/02/31, EUR (h)	624	728
Marriott Ownership Resorts, Inc.
6.50%, 10/01/33 (d) (h)	100	95
Mattamy Homes Limited
6.00%, 12/15/33 (h)	100	94
MGM Resorts International
6.13%, 09/15/29	110	110
6.50%, 04/15/32 (d)	56	56
Mohegan Escrow Issuer, LLC
11.88%, 04/15/31 (h)	111	115
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (f)	194	193
NCL Corporation Ltd.
6.75%, 02/01/32 (h)	139	138
NCL Finance, Ltd.
6.13%, 03/15/28 (h)	100	100
Newell Brands Inc.
6.63%, 09/15/29	100	97
6.63%, 05/15/32 (d)	100	95
Nissan Motor Acceptance Company LLC
5.63%, 09/29/28 (h)	122	119
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (f)	312	356
7.50%, 07/17/30 (h)	300	302
Park River Holdings, Inc.
8.75%, 12/31/30 (h)	100	92
PetSmart, LLC
10.00%, 09/15/33 (h)	300	299
Pinewood Finco PLC
6.00%, 03/27/30, GBP (h)	494	636
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (f)	273	375
PrestigeBidCo GmbH
5.77%, (3 Month EURIBOR + 3.75%), 07/01/29, EUR (f) (l)	358	412
Prosus N.V.
4.03%, 08/03/50 (f)	312	210
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (f) (i)	343	382
8.13%, (100, 12/15/29) (h) (i)	300	298
RCI Banque
6.13%, (100, 09/24/30), EUR (f) (i)	200	226
5.50%, 10/09/34, EUR (f)	400	468
4.75%, 03/24/37, EUR (f)	200	224
Restaurant Brands International Limited Partnership
6.13%, 06/15/29 (h)	100	102
5.63%, 09/15/29 (h)	125	126
Sabre GLBL Inc.
10.75%, 11/15/29 (d) (h)	316	270
10.75%, 03/15/30 (h)	382	316
Schaeffler AG
4.25%, 04/01/28, EUR (f)	200	228
5.38%, 04/01/31, EUR (f)	100	117
Service Corporation International
3.38%, 08/15/30	100	92
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (h)	1,066	1,225
Six Flags Entertainment Corporation
8.63%, 01/15/32 (h)	147	147
SJM International Limited
6.50%, 01/15/31 (f)	200	191
Stellantis N.V.
6.25%, (100, 03/16/31), EUR (f) (i)	537	592
6.88%, (100, 12/16/33), EUR (f) (i)	575	627
8.25%, (100, 06/16/32), GBP (f) (i)	525	663
STL Holding Company LLC
8.75%, 02/15/29 (h)	212	219
Stonegate Pub Company Financing 2019 PLC
8.62%, (3 Month EURIBOR + 6.63%), 07/31/29, EUR (f) (l)	183	206
10.75%, 07/31/29, GBP (f)	369	482
Studio City Finance Limited
5.00%, 01/15/29 (f)	300	281
Tabcorp Finance Pty Ltd.
5.99%, 05/28/31, AUD	250	168
Tenneco LLC
8.00%, 11/17/28 (h)	109	109
The Goodyear Tire & Rubber Company
5.63%, 04/30/33 (d)	215	189
The Unique Pub Finance Company PLC
6.46%, 03/30/32, GBP (f)	433	588
TUI Cruises GmbH
6.25%, 04/15/29, EUR (h)	393	457
5.00%, 05/15/30, EUR (f)	160	180
Univision Communications Inc.
4.50%, 05/01/29 (h)	28	26
8.50%, 07/31/31 (h)	179	179

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
9.38%, 08/01/32 (h)	25	26
Viking Cruises Limited
7.00%, 02/15/29 (h)	100	100
9.13%, 07/15/31 (h)	177	186
Volkswagen International Finance N.V.
5.49%, (100, 11/15/30), EUR (f) (i)	100	115
5.99%, (100, 11/15/33), EUR (f) (i)	200	231
Voyager Parent, LLC
9.25%, 07/01/32 (h)	55	57
Warnermedia Holdings, Inc.
3.76%, 03/15/27	1,452	1,434
4.28%, 03/15/32	100	89
Whirlpool Corporation
6.50%, 06/15/33	100	95
Wynn Macau, Limited
5.50%, 10/01/27 (h)	226	224
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (d) (h)	100	99
Yum! Brands, Inc.
3.63%, 03/15/31	100	92
ZF Friedrichshafen AG
7.00%, 06/12/30, EUR (f)	300	354
5.50%, 02/17/32, EUR (f)	400	436
ZF North America Capital, Inc.
6.88%, 04/14/28 (h)	150	152
7.13%, 04/14/30 (h)	445	439
6.75%, 04/23/30 (h)	195	188
7.50%, 03/24/31 (h)	300	294
		40,134
Communication Services 1.4%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (h)	42	40
Altice France
5.50%, 10/15/31, EUR (f)	90	99
5.63%, 07/15/32, EUR (f)	89	98
AMC Networks, Inc.
4.25%, 02/15/29 (d)	804	675
4.25%, 02/15/29 (j)	417	366
10.50%, 07/15/32 (h)	108	107
APLD ComputeCo LLC
9.25%, 12/15/30 (h)	100	103
Beignet Investments, LLC
6.58%, 05/30/49 (h)	4,997	5,163
Bell Canada inc.
6.88%, 09/15/55	135	137
British Telecommunications Public Limited Company
4.88%, 11/23/81 (h)	463	439
CCO Holdings, LLC
5.13%, 05/01/27 (h)	92	92
4.25%, 02/01/31 - 01/15/34 (d) (h)	500	449
4.75%, 02/01/32 (h)	132	119
7.00%, 02/01/33 (h)	56	56
4.50%, 06/01/33 (d) (h)	300	261
7.38%, 02/01/36 (d) (h)	100	100
Cellnex Telecom, S.A.
0.75%, 11/20/31, EUR (f) (j)	200	206
Cinemark USA, Inc.
7.00%, 08/01/32 (d) (h)	133	137
Cipher Compute LLC
7.13%, 11/15/30 (h)	82	85
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30 (h)	100	105
7.13%, 02/15/31 (h)	58	61
Cogent Communications Group, LLC
7.00%, 06/15/27 (h)	38	38
6.50%, 07/01/32 (d) (h)	100	87
Connect Finco S.a.r.l.
9.00%, 09/15/29 (h)	300	315
CSC Holdings, LLC
5.50%, 04/15/27 (d) (h)	856	743
11.25%, 05/15/28 (h)	200	164
11.75%, 01/31/29 (h)	491	355
DIRECTV Financing, LLC
8.88%, 02/01/30 (h)	98	98
10.00%, 02/15/31 (h)	200	204
DISH Network Corporation
3.38%, 08/15/26 (j)	258	255
EchoStar Corporation
10.75%, 11/30/29	55	59
6.75%, 11/30/30 (k)	55	56
Eircom Limited
5.00%, 04/30/31, EUR (f)	318	365
Engineering S.R.L.
11.13%, 05/15/28, EUR (f)	115	134
Frontier Communications Holdings, LLC
6.00%, 01/15/30 (h)	115	116
8.75%, 05/15/30 (h)	1,462	1,501
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (h)	610	611
Frontier Florida LLC
6.86%, 02/01/28	1,259	1,300
Frontier North Inc.
6.73%, 02/15/28	175	181
Global Switch Finance B.V.
1.38%, 10/07/30, EUR (f)	242	258
Gray Media, Inc.
9.63%, 07/15/32 (h)	100	100
7.25%, 08/15/33 (h)	85	86
HengTen Networks Group Limited
0.00%, 01/31/27, HKD (f) (j) (o)	2,000	243
iHeartCommunications, Inc.
7.75%, 08/15/30 (h) (m)	200	160
Iliad
4.25%, 01/09/32, EUR (f)	200	226
ION Platform Finance S.a r.l.
5.75%, 05/15/28 (h)	535	504
Kaixo Bondco Telecom S.A.
5.13%, 09/30/29, EUR (f)	273	317
Level 3 Financing, Inc.
6.88%, 06/30/33 (h)	195	198
7.00%, 03/31/34 (h)	66	68
8.50%, 01/15/36 (h)	436	455
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (h)	247	245
Maya
5.63%, 10/15/28, EUR (f)	1,401	1,626
7.00%, 10/15/28 (h)	200	201
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (h)	67	68
Neptune BidCo US Inc.
10.38%, 05/15/31 (d) (h)	91	92
9.50%, 02/15/33 (h)	100	97
Nexstar Escrow Inc.
5.63%, 07/15/27 (h)	129	129
Outfront Media Capital Corporation
5.00%, 08/15/27 (h)	122	122
4.63%, 03/15/30 (h)	19	18
Rogers Communications Inc.
5.25%, 03/15/82 (h)	100	99
Sirius XM Radio LLC
5.00%, 08/01/27 (h)	166	165
4.00%, 07/15/28 (h)	100	97
Snap Inc.
6.88%, 03/01/33 (h)	122	115
SoftBank Group Corp.
5.38%, 01/08/29, EUR (f)	371	430
5.88%, 07/10/31, EUR (f)	605	681
5.75%, 07/08/32, EUR (f)	555	608
6.38%, 07/10/33, EUR (f)	430	477
Summer (BC) Holdco B S.a r.l.
5.88%, 02/15/30, EUR (f)	353	351
6.23%, (3 Month EURIBOR + 4.25%), 02/15/30, EUR (f) (l)	199	201
Sunrise FinCo I B.V.
4.88%, 07/15/31 (h)	750	711
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (h)	186	184

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Telecom Argentina S.A.
9.25%, 05/28/33 (h)	53	55
Telecom Italia Capital
7.72%, 06/04/38	123	137
Telefonica Emisiones S.A.
4.38%, (100, 01/19/31), EUR (f) (i)	200	223
4.88%, (100, 01/19/34), EUR (f) (i)	400	437
Telenet Finance Luxembourg Notes S.a.r.l.
5.50%, 03/01/28 (h)	1,000	980
TELUS Corporation
6.63%, 10/15/55	115	115
United Group B.V.
6.50%, 10/31/31, EUR (f)	155	177
Uniti Group Inc.
4.75%, 04/15/28 (h)	284	283
Versant Media Group, Inc.
7.25%, 01/30/31 (h)	42	43
VFU Funding PLC
9.62%, 02/11/27 (f) (l) (n)	152	149
Viacom Inc.
6.25%, 02/28/57 (d)	300	205
Virgin Media O2 Vendor Financing Notes V Designated Activity Company
7.88%, 03/15/32, GBP (f)	139	163
Virgin Media O2 Vendor Financing Notes VII Designated Activity Company
7.50%, 07/15/33, EUR (f)	380	387
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (h)	208	199
4.25%, 01/15/30, GBP (f)	397	465
4.13%, 08/15/30, GBP (f)	431	495
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (f)	325	361
4.75%, 07/15/31 (h)	263	226
6.75%, 01/15/33 (d) (h)	210	187
Vodafone Group Public Limited Company
7.00%, 04/04/79	100	103
4.13%, 06/04/81	88	81
8.00%, 08/30/86, GBP (f)	228	315
VZ Secured Financing B.V.
5.00%, 01/15/32 (h)	343	294
5.25%, 01/15/33, EUR (f)	544	579
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (f)	786	828
Wayfair LLC
7.25%, 10/31/29 (h)	100	102
6.75%, 11/15/32 (h)	100	101
Windstream Services, LLC
7.50%, 10/15/33 (h)	143	148
Wulf Compute LLC
7.75%, 10/15/30 (h)	100	106
Zegona Finance PLC
6.75%, 07/15/29, EUR (f)	456	546
Ziggo B.V.
4.88%, 01/15/30 (h)	200	187
		33,489
Energy 0.8%
Antero Midstream Partners LP
5.38%, 06/15/29 (h)	100	100
Ascent Resources - Utica, LLC
6.63%, 10/15/32 (h)	100	101
Azule Energy Finance PLC
8.25%, 01/22/31 (h)	750	757
8.63%, 01/22/33 (h)	550	554
Blue Racer Midstream, LLC
7.25%, 07/15/32 (h)	46	48
Buckeye Partners, L.P.
6.75%, 02/01/30 (h)	158	162
California Resources Corporation
7.00%, 01/15/34 (h)	524	529
Civitas Resources, Inc.
5.00%, 10/15/26 (h)	448	447
8.63%, 11/01/30 (h)	367	387
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (h)	218	218
Comstock Resources, Inc.
6.75%, 03/01/29 (h)	160	158
Crescent Energy Finance LLC
7.38%, 01/15/33 (h)	467	467
8.38%, 01/15/34 (h)	100	105
CVR Energy, Inc.
7.50%, 02/15/31 (h)	86	87
DeepOcean AS
6.00%, 04/08/31, EUR (f)	143	168
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (h)	331	331
Ecopetrol S.A.
8.88%, 01/13/33	132	139
Energean PLC
5.63%, 05/12/31, EUR (f)	200	225
Energy Transfer LP
6.75%, 02/15/56	100	100
Eni S.P.A.
4.88%, (100, 01/21/34), EUR (f) (i)	325	372
EQT Corporation
7.50%, 06/01/30	135	147
Genesis Energy, L.P.
8.00%, 05/15/33	95	98
Harvest Midstream I, L.P.
7.50%, 09/01/28 (h)	121	122
Hess Infrastructure Partners LP
5.88%, 03/01/28 (h)	108	108
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (h)	200	199
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (h)	100	103
India Cleantech Energy
4.70%, 08/10/26 (f)	222	221
Infinity Natural Resources, Inc.
7.63%, 04/01/31 (h)	208	209
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (h)	300	308
ITT Holdings LLC
6.50%, 08/01/29 (h)	113	110
Kodiak Gas Services, LLC
6.75%, 10/01/35 (h)	100	102
Kondor Finance PLC
7.13%, 07/19/26, EUR (f)	124	118
Matador Resources Company
6.25%, 04/15/33 (h)	88	88
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (f)	300	308
Noble Finance II LLC
8.00%, 04/15/30 (h)	26	27
Northern Oil and Gas Incorporated
7.88%, 10/15/33 (d) (h)	323	334
OEG Finance PLC
7.25%, 09/27/29, EUR (f)	643	764
Petrobras Global Finance B.V.
6.75%, 01/27/41	54	53
Petroleos Mexicanos
8.75%, 06/02/29	53	56
5.95%, 01/28/31	104	99
Pluspetrol Camisea S.A.
6.24%, 07/03/36 (h)	95	99
Raizen Fuels Finance S.A.
6.45%, 03/05/34 (h)	287	158
6.95%, 03/05/54 (h)	200	106
SM Energy Company
6.75%, 08/01/29 (h)	200	203
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30 (j)	787	1,838
0.25%, 10/01/31 (j)	2,514	3,159
Sunoco LP
7.88%, (100, 09/18/30) (h) (i)	400	405
7.00%, 05/01/29 (h)	113	116
5.63%, 03/15/31 (h)	300	299
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (h)	267	263

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Transocean Inc
8.25%, 05/15/29 (h)	223	230
USA Compression Finance Corp.
7.13%, 03/15/29 (h)	94	96
6.25%, 10/01/33 (h)	34	34
Valaris Limited
8.38%, 04/30/30 (h)	49	51
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (h)	100	95
6.25%, 01/15/30 (h)	100	102
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (h) (i)	489	487
8.13%, 06/01/28 (h)	70	72
7.00%, 01/15/30 (h)	358	366
8.38%, 06/01/31 (h)	300	312
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (h)	100	110
6.50%, 06/15/34 (h)	100	104
6.75%, 01/15/36 (h)	115	122
Vista Energy Argentina S.A.U.
8.50%, 06/10/33 (h)	34	36
Vital Energy, Inc.
7.88%, 04/15/32 (h)	82	84
WBI Operations LLC
6.50%, 10/15/33 (h)	100	99
Wintershall Dea GmbH
6.12%, (100, 05/08/30), EUR (f) (i)	335	391
		18,466
Industrials 0.7%
ADT Security Corporation, The
5.88%, 10/15/33 (h)	100	97
Air France - KLM
5.75%, (100, 05/21/30), EUR (f) (i)	200	225
Arcosa, Inc.
6.88%, 08/15/32 (h)	137	140
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (h)	300	275
ATI Inc.
7.25%, 08/15/30	240	248
Axon Enterprise, Inc.
6.13%, 03/15/30 (h)	128	130
Biffa Group Holdings Limited
5.25%, 06/15/31, EUR (f)	253	285
7.38%, 06/15/31, GBP (f)	300	391
Bombardier Inc.
7.25%, 07/01/31 (h)	11	12
Builders FirstSource, Inc.
6.38%, 03/01/34 (h)	200	198
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (d) (h)	256	239
6.75%, 04/15/32 (h)	154	146
Columbus McKinnon Corporation
7.13%, 02/01/33 (h)	15	15
Corporation De Securite Garda World
8.38%, 11/15/32 (h)	200	201
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (f)	500	565
Edge Finco PLC
8.13%, 08/15/31, GBP (f)	299	409
EMRLD Borrower LP
6.63%, 12/15/30 (h)	100	102
Equipmentshare.Com Inc
9.00%, 05/15/28 (d) (h)	35	36
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (d) (f)	443	471
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (f) (k)	287	238
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (h)	200	208
Gategroup Finance (Luxembourg) S.A.
3.00%, 02/28/27, CHF (f)	415	518
Heathrow Finance PLC
6.63%, 03/01/31, GBP (f)	453	595
Herc Holdings Inc.
7.25%, 06/15/33 (h)	200	205
I.M.A. Industria Macchine Automatiche S.P.A. In Sigla Ima S.P.A.
5.77%, (3 Month EURIBOR + 3.75%), 04/15/29, EUR (h) (l)	388	447
JetBlue Airways Corporation
9.88%, 09/20/31 (h)	154	146
King US Bidco, Inc.
5.31%, (3 Month EURIBOR + 3.25%), 12/01/32, EUR (f) (l)	398	457
Kleopatra Finco S.a r.l.
6.00%, 01/30/31, EUR (e) (f) (k)	505	517
Luna 1.5 S.a r.l.
10.50%, 07/01/32, EUR (f) (k)	134	164
Luna 2.5 S.a r.l.
5.50%, 07/01/32, EUR (f)	143	163
Mauser Packaging Solutions Holding Company
9.25%, 04/15/30 (h)	246	228
Maxam Prill S.a r.l.
6.00%, 07/15/30, EUR (f)	849	969
Mobico Group PLC
4.88%, 09/26/31, EUR (f)	471	423
Pacific National Finance Pty Ltd.
7.75%, 12/11/54, AUD (n)	290	199
Paprec Holding
4.13%, 07/15/30, EUR (f)	495	560
Pitney Bowes Inc.
6.88%, 03/15/27 (h)	934	933
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (f) (i)	125	146
PT Garuda Indonesia (Persero) Tbk
6.50%, 12/28/31 (f) (k) (n)	231	193
Quikrete Holdings, Inc.
6.38%, 03/01/32 (h)	200	202
Schneider Electric SE
1.25%, 09/23/33, EUR (f) (j)	700	807
Seche Environnement
4.50%, 03/25/30, EUR (f)	100	114
SGL Group ApS
6.78%, (3 Month EURIBOR + 4.75%), 04/22/30, EUR (l)	117	126
6.27%, (3 Month EURIBOR + 4.25%), 02/24/31, EUR (l)	125	133
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (h)	100	102
Spirit AeroSystems, Inc.
4.60%, 06/15/28	100	100
Standard Building Solutions Inc.
3.38%, 01/15/31 (h)	100	90
6.25%, 08/01/33 (h)	120	119
Stem, Inc.
0.50%, 12/01/28 (h) (j)	115	45
TK Elevator Midco GmbH
4.38%, 07/15/27, EUR (f)	254	292
Toucan Finco Ltd.
9.50%, 05/15/30 (d) (h) (k)	647	570
TransDigm Inc.
6.38%, 03/01/29 (h)	500	510
6.63%, 03/01/32 (h)	100	102
VINCI
0.75%, 03/04/31, EUR (f) (j)	300	329
Weekley Homes, LLC
4.88%, 09/15/28 (h)	10	10
Wesco Distribution, Inc.
6.38%, 03/15/29 (h)	100	102
ZTO Express (Cayman) Inc.
0.93%, 03/01/31 (f) (j)	1,292	1,294
		16,541
Materials 0.6%
A.C.N. 092 200 854 Ltd.
0.00%, 10/01/26 (e) (h) (k)	506	51
0.00%, 10/01/28 (e) (h) (k) (n)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	279

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Ardagh Group S.A.
9.50%, 10/06/30 (f)	782	819
9.50%, 12/01/30 (h)	100	105
11.00%, 12/01/30 (h) (k)	2,184	1,835
12.00%, 12/01/30, EUR (d) (f) (k)	1,363	1,298
Arsenal AIC Parent LLC
11.50%, 10/01/31 (h)	217	234
Ball Corporation
6.00%, 06/15/29	100	102
Celanese US Holdings LLC
6.50%, 04/15/30 (d)	100	102
7.38%, 07/15/32 (m) (n)	125	130
6.75%, 04/15/33 (d)	77	79
Chemours Company, The
8.00%, 01/15/33 (h)	111	112
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (h)	15	15
7.38%, 05/01/33 (h)	200	196
CMOC Capital Limited
0.00%, 01/24/27 (f) (j) (o)	500	484
Compass Minerals International, Inc.
8.00%, 07/01/30 (h)	110	114
EQUATE Petrochemical
4.25%, 11/03/26 (f)	200	198
F.I.S. - Fabbrica Italiana Sintetici S.p.A.
5.28%, (3 Month EURIBOR + 3.25%), 02/05/31, EUR (f) (l)	118	133
FMC Corporation
8.45%, 11/01/55	270	173
Fortescue Treasury Pty Ltd.
5.88%, 04/15/30 (h)	100	101
GC Treasury Center Company Limited
6.50%, (100, 09/10/30) (f) (i)	300	290
Huntsman International LLC
2.95%, 06/15/31	100	83
INEOS Finance PLC
7.25%, 03/31/31, EUR (f)	380	398
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (f)	436	415
6.75%, 04/15/30, EUR (d) (f)	166	148
Italmatch Chemicals S.p.A.
6.15%, (3 Month EURIBOR + 4.13%), 02/05/31, EUR (f) (l)	210	234
6.25%, 02/05/31, EUR (f)	108	118
Itelyum Regeneration S.p.A.
5.75%, 04/15/30, EUR (f)	269	306
Kronos International, Inc.
9.50%, 03/15/29, EUR (f)	261	260
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (f)	479	13
Magnera Corporation
7.25%, 11/15/31 (d) (h)	150	139
Methanex Corporation
6.25%, 03/15/32 (d) (h)	100	102
Mineral Resources Limited
8.50%, 05/01/30 (h)	457	470
Nippon Steel Corporation
0.00%, 02/14/29 - 02/14/31, JPY (f) (j) (o)	300,000	1,930
NOVA Chemicals Corporation
5.25%, 06/01/27 (h)	101	101
Novelis Corporation
4.75%, 01/30/30 (h)	51	48
Olin Corporation
6.63%, 04/01/33 (h)	100	98
Olympus Water US Holding Corporation
7.25%, 06/15/31 (h)	200	195
6.13%, 02/15/33, EUR (f)	323	359
PT Freeport Indonesia
4.76%, 04/14/27 (f)	347	346
6.20%, 04/14/52 (f)	300	291
Samarco Mineracao S.A.
9.00%, 06/30/31 (f) (k) (n)	78	77
9.00%, 06/30/31 (h) (k) (n)	23	23
Sappi Papier Holding GmbH
4.50%, 03/15/32, EUR (d) (f)	232	239
Sasol Financing USA LLC
6.50%, 09/27/28	200	202
Scotts Miracle-Gro Company, The
4.00%, 04/01/31 (d)	127	117
Sealed Air Corporation
7.25%, 02/15/31 (h)	100	105
Vale Overseas Ltd.
6.40%, 06/28/54	13	13
Vedanta Resources Finance II PLC
10.88%, 09/17/29 (h)	243	254
Vedanta Resources Limited
10.88%, 09/17/29 (f)	300	314
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (h)	55	56
W. R. Grace Holdings LLC
7.00%, 08/01/33 (h)	100	97
		14,401
Consumer Staples 0.5%
Albertsons Companies, Inc.
6.50%, 02/15/28 (h)	205	208
6.25%, 03/15/33 (h)	33	33
Albion Financing 2 S.a r.l.
5.38%, 05/21/30, EUR (f)	345	399
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (f)	1,313	1,680
6.00%, 06/01/29 (d) (h)	400	386
Arena Luxembourg Finance S.a r.l.
4.52%, (3 Month EURIBOR + 2.50%), 05/01/30, EUR (f) (l)	306	352
Avis Budget Car Rental, LLC
8.00%, 02/15/31 (h)	100	99
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (f)	161	199
6.13%, 11/30/28, GBP (h)	1,066	1,344
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (h)	989	784
Bellis Acquisition Company PLC
8.00%, 07/01/31, EUR (f)	177	193
Boels Topholding B.V.
6.25%, 02/15/29, EUR (f)	785	929
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (f)	393	450
Energizer Holdings, Inc.
4.38%, 03/31/29 (h)	96	91
FR Bondco
6.88%, 10/31/32, EUR (f)	181	198
Froneri Lux Topco S.a r.l.
4.75%, 08/01/32, EUR (f)	202	221
ION Platform Finance S.a r.l.
7.88%, 05/01/29, EUR (h)	531	568
6.50%, 09/30/30, EUR (f)	241	230
6.88%, 09/30/32, EUR (f)	186	171
Irca S.P.A.
5.90%, (3 Month EURIBOR + 3.75%), 12/15/29, EUR (f) (l)	191	221
KeHE Distributors, LLC
9.00%, 02/15/29 (h)	69	72
Lion/Polaris Lux 4 S.A.
5.64%, (3 Month EURIBOR + 3.63%), 07/01/29, EUR (f) (l)	334	385
Loxama
6.38%, 05/31/29, EUR (f)	707	838
New Immo Holding
4.88%, 12/08/28, EUR (f)	400	452
Ocado Group PLC
11.00%, 06/15/30, GBP (f)	167	220
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	161	173
6.13%, 09/30/32 (d)	100	91
Post Holdings, Inc.
6.25%, 02/15/32 - 10/15/34 (h)	246	247
REI Agro Limited
0.00%, 11/13/14 (a) (e) (f) (j) (p)	628	—
0.00%, 11/16/16 (a) (e) (h) (j) (p)	185	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Sabre Financial Borrower, LLC
11.13%, 06/15/29 (h)	540	552
U.S. Foods Inc.
4.63%, 06/01/30 (h)	100	97
7.25%, 01/15/32 (h)	100	104
United Rentals (North America), Inc.
5.25%, 01/15/30	233	231
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	706	812
Williams Scotsman, Inc.
6.63%, 04/15/30 (h)	134	136
		13,166
Real Estate 0.5%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (k)	772	984
alstria office AG
4.25%, 10/15/29, EUR (f)	200	221
5.50%, 03/20/31, EUR (f)	300	345
Aroundtown S.A.
5.13%, (100, 07/03/31), EUR (f) (i)	300	313
5.25%, (100, 04/30/31), EUR (f) (i)	1,236	1,300
Branicks Group AG
2.25%, 09/22/26, EUR (f)	200	125
DEMIRE Deutsche Mittelstand Real Estate AG
5.00%, 12/31/27, EUR (f) (n)	793	828
Five Point Operating Company, LP
8.00%, 10/01/30 (h)	80	80
Heimstaden AB
8.38%, 01/29/30, EUR (f)	300	355
7.36%, 01/24/31, EUR (f)	100	113
Heimstaden Bostad AB
5.00%, (100, 01/19/31), EUR (f) (i)	275	296
1.38%, 03/03/27, EUR (f)	219	248
I&M Holdings Limited
5.38%, 07/08/31, EUR (f)	125	133
Iron Mountain Incorporated
5.25%, 07/15/30 (h)	200	194
6.25%, 01/15/33 (d) (h)	123	123
4.75%, 01/15/34, EUR (f)	360	386
Ladder Capital Finance Holdings LLLP
7.00%, 07/15/31 (h)	100	103
Lendlease Asia Treasury Pte. Ltd.
3.90%, (100, 09/30/30), SGD (f) (i)	250	191
Millrose Properties, Inc.
6.38%, 08/01/30 (h)	100	100
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (f)	339	385
New Immo Holding
5.88%, 04/17/28, EUR (f)	200	231
SBA Communications Corporation
3.13%, 02/01/29 (d)	106	100
Service Properties Trust
0.00%, 09/30/27 (h) (o)	656	598
4.95%, 10/01/29 (d)	100	88
8.88%, 06/15/32 (d)	1,547	1,530
TAG Immobilien AG
0.63%, 03/11/31, EUR (j)	200	238
Unibail-Rodamco-Westfield SE
4.75%, (100, 06/11/31), EUR (f) (i)	400	457
Vivion Investments S.a r.l.
8.13%, (100, 03/08/31), EUR (f) (i)	400	387
8.25%, 08/31/28 - 02/28/29, EUR (f) (k) (n)	547	633
5.63%, 06/08/30, EUR (f)	570	614
Vonovia SE
0.88%, 05/20/32, EUR (f) (j)	200	220
		11,919
Information Technology 0.5%
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A.
5.00%, 10/30/30, EUR (f)	319	349
AMS-Osram AG
2.13%, 11/03/27, EUR (f) (j)	600	667
Cedacri Mergeco S.P.A.
6.62%, (3 Month EURIBOR + 4.63%), 05/15/28, EUR (f) (l)	150	169
Cloud Software Group, Inc.
6.50%, 03/31/29 (h)	110	107
9.00%, 09/30/29 (h)	554	535
8.25%, 06/30/32 (h)	311	294
Core Scientific, Inc.
0.00%, 06/15/31 (h) (j) (o)	145	159
Coreweave, Inc.
9.25%, 06/01/30 (h)	104	101
9.00%, 02/01/31 (h)	121	116
1.75%, 12/01/31 (h) (j)	176	176
Entegris Escrow Corporation
4.75%, 04/15/29 (h)	100	99
GoTo Group, Inc.
5.50%, 05/01/28 (h)	483	233
Imola Merger Corporation
4.75%, 05/15/29 (h)	102	99
IPD 3 B.V.
5.50%, 06/15/31, EUR (f)	382	414
Kioxia Holdings Corporation
6.25%, 07/24/30 (h)	200	203
MKS Inc.
4.25%, 02/15/34, EUR (f)	675	745
NCR Voyix Corporation
5.13%, 04/15/29 (h)	309	294
Nebius Group N.V.
2.63%, 03/15/33 (h) (j)	342	319
Oak-Eagle Acquireco, Inc.
6.25%, 07/01/33, EUR (f)	775	913
7.25%, 07/01/33 (h)	103	107
Open Text Corporation
3.88%, 02/15/28 (h)	114	110
RingCentral, Inc.
8.50%, 08/15/30 (d) (h)	1,337	1,399
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29 (h)	933	980
5.88%, 07/15/30 (h)	135	137
8.50%, 07/15/31 (h)	501	524
9.63%, 12/01/32 (h)	897	999
TeamSystem S.p.A.
5.00%, 07/01/31, EUR (f)	161	172
5.52%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (f) (l)	118	130
UKG Inc.
6.88%, 02/01/31 (h)	132	128
Wolfspeed, Inc.
2.50%, 06/15/31 (h) (j)	8	11
2.50%, 06/15/31 (j)	8	11
7.00%, 06/15/31 (k)	20	16
Xerox Corporation
10.25%, 10/15/30 (d) (h)	1,418	1,060
13.50%, 04/15/31 (h)	162	80
		11,856
Utilities 0.4%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (i)	171	199
AC Energy And Infrastructure Corporation
4.00% (f) (i)	300	188
AES Andes S.A.
6.30%, 03/15/29 (h)	200	205
AES Corporation, The
6.95%, 07/15/55	200	187
AGL Energy Limited
5.77%, 09/30/35, AUD	200	131
Alexander Funding Trust II
7.47%, 07/31/28 (h)	295	311
AmeriGas Partners, L.P.
9.38%, 06/01/28 (h)	100	103
Atlantica Infraestructura Sostenible Sociedad Limitada
5.63%, 02/15/32, EUR (f)	303	339
Centrica PLC
6.50%, 05/21/55, GBP (f)	385	511

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Clean Renewable Power (Mauritius) Pte. Ltd.
4.25%, 03/25/27 (f)	221	215
ContourGlobal Power Holdings S.A.
5.00%, 02/28/30, EUR (f)	257	297
Edison International
8.13%, 06/15/53	100	102
EDP, S.A.
4.63%, 09/16/54, EUR (f)	200	230
Electricite de France
4.38%, (100, 01/06/31), EUR (f) (i)	300	335
5.13%, (100, 09/17/29), EUR (f) (i)	200	233
5.63%, (100, 06/17/32), EUR (f) (i)	200	237
7.38%, (100, 06/17/35), GBP (f) (i)	200	266
ENEL - SPA
4.50%, (100, 10/14/34), EUR (f) (i)	300	328
Iberdrola Finance Ireland Designated Activity Company
1.50%, 03/27/30, EUR (f) (j)	300	402
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (f)	174	171
NRG Energy, Inc.
3.38%, 02/15/29 (h)	172	163
5.25%, 06/15/29 (h)	168	166
PacifiCorp
7.38%, 09/15/55	100	95
PG&E Corporation
5.00%, 07/01/28	100	99
SMC Global Power Holdings Corp.
8.38% (i)	200	196
Talen Energy Supply, LLC
8.63%, 06/01/30 (h)	575	604
Thames Water Utilities Finance PLC
4.00%, 06/19/27, GBP (f)	832	742
Veolia Environnement
4.32%, (100, 10/24/32), EUR (f) (i)	200	224
Vistra Operations Company LLC
5.63%, 02/15/27 (h)	1,615	1,616
7.75%, 10/15/31 (h)	100	105
VoltaGrid LLC
7.38%, 11/01/30 (h)	748	771
XPLR Infrastructure Operating Partners, LP
8.63%, 03/15/33 (h)	200	210
		9,981
Health Care 0.3%
Acadia Healthcare Company, Inc.
7.38%, 03/15/33 (d) (h)	100	102
Bausch + Lomb Corporation
8.38%, 10/01/28 (h)	360	372
Bausch+Lomb Netherlands B.V.
5.89%, (3 Month EURIBOR + 3.88%), 01/15/31, EUR (f) (l)	181	211
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (f)	500	574
Centene Corporation
4.25%, 12/15/27	596	586
Clariane
0.88%, 03/06/27, EUR (f) (j)	547	372
Community Health Systems, Inc.
5.25%, 05/15/30 (h)	38	36
4.75%, 02/15/31 (h)	288	265
10.88%, 01/15/32 (h)	80	86
CVS Health Corporation
6.75%, 12/10/54	100	101
7.00%, 03/10/55	100	103
Davita Inc.
4.63%, 06/01/30 (h)	153	147
6.88%, 09/01/32 (h)	100	103
Dentsply Sirona Inc.
8.38%, 09/12/55 (d)	100	98
Dolcetto HoldCo S.p.A.
5.63%, 07/14/32, EUR (f)	311	357
5.78%, (3 Month EURIBOR + 3.63%), 07/14/32, EUR (f) (l)	110	127
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (d) (h)	129	135
Grifols, S.A.
7.13%, 05/01/30, EUR (f)	157	187
7.50%, 05/01/30, EUR (f)	187	223
Grunenthal GmbH
4.63%, 11/15/31, EUR (f)	334	378
Gruppo San Donato S.P.A.
6.50%, 10/31/31, EUR (f)	189	212
IQVIA Inc.
5.00%, 05/15/27 (h)	300	299
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d) (h)	200	195
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (f)	301	346
5.51%, (3 Month EURIBOR + 3.38%), 06/30/32, EUR (f) (l)	100	115
Molina Healthcare, Inc.
4.38%, 06/15/28 (h)	100	97
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (h)	198	192
Nidda Healthcare Holding GmbH
5.23%, (3 Month EURIBOR + 3.25%), 10/15/32, EUR (f) (l)	360	412
Rossini S.a r.l.
5.89%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (f) (l)	129	150
6.75%, 12/31/29, EUR (f)	214	254
Select Medical Corporation
6.25%, 12/01/32 (d) (h)	231	220
Tenet Healthcare Corporation
4.63%, 06/15/28 (f)	283	280
6.13%, 06/15/30	100	100
Teva Pharmaceutical Finance Netherlands II B.V.
7.88%, 09/15/31, EUR	539	721
		8,156
Total Corporate Bonds And Notes (cost $231,846)		223,267
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.2%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.28%, 08/10/35 (l)	665	602
720 East CLO VII Ltd.
Series 2025-A1-7A, 4.73%, (3 Month Term SOFR + 1.06%), 04/20/37 (l)	420	419
AB Carval Euro CLO II-C Designated Activity Company
Series D-2X, 5.73%, (3 Month EURIBOR + 3.75%), 02/15/37, EUR (f) (l)	380	438
Affirm Asset Securitization Trust 2025-X2
Series 2025-A-X2, 4.45%, 12/15/26	746	746
Series 2025-B-X2, 4.56%, 02/15/27	157	157
Series 2025-C-X2, 4.93%, 05/15/27	100	100
AGL Core CLO 31 Ltd.
Series 2024-A-31A, 5.07%, (3 Month Term SOFR + 1.40%), 07/20/37 (l)	1,000	1,000
Air Canada
Series 2020-C-1, 10.50%, 07/15/26	931	941
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (n)	2,595	2,305
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (n)	502	399
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (n)	203	152
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (n)	332	234
American Airlines, Inc.
Series 2025-B-1B, 5.65%, 11/11/34	294	293
Anchorage Capital CLO 17, Ltd.
Series 2021-A1R-17A, 4.90%, (3 Month Term SOFR + 1.23%), 02/16/38 (l)	250	249
AOA Trust 2025-1301
Series 2025-A-1301, 5.23%, 08/11/30 (l)	510	511
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	212
Arbour CLO VI Designated Activity Company
Series DR-6X, 5.18%, (3 Month EURIBOR + 3.20%), 11/15/37, EUR (f) (l)	440	503

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Arcano Euro CLO I Designated Activity Company
Series D-1X, 5.43%, (3 Month EURIBOR + 3.40%), 04/25/39, EUR (f) (l)	520	599
Arcano Euro CLO II Designated Activity Company
Series D-2X, 5.30%, 07/25/39, EUR (f) (l)	230	265
AREIT 2025-CRE10 Ltd.
Series 2025-A-CRE10, 5.07%, (1 Month Term SOFR + 1.38%), 07/19/38 (l)	1,020	1,019
Arini European CLO IV Designated Activity Company
Series D-4X, 5.52%, (3 Month EURIBOR + 3.50%), 01/15/38, EUR (f) (l)	630	725
Arini European CLO V Designated Activity Company
Series D-5X, 4.82%, (3 Month EURIBOR + 2.80%), 01/17/39, EUR (f) (l)	340	381
Atrium Hotel Portfolio Trust 2025-ATRM
Series 2025-A-ATRM, REMIC, 5.32%, (1 Month Term SOFR + 1.65%), 08/15/42 (l)	255	255
Aurium CLO Vii Designated Activity Company
Series DR-7X, 5.18%, (3 Month EURIBOR + 3.15%), 10/15/38, EUR (f) (l)	150	172
Aurium CLO XIII Designated Activity Company
Series D-13X, 4.82%, (3 Month EURIBOR + 2.80%), 04/15/38, EUR (f) (l)	230	260
Avoca CLO XVIII Designated Activity Company
Series DR-18X, 5.07%, (3 Month EURIBOR + 3.05%), 04/15/38, EUR (f) (l)	250	284
BAHA Trust 2024-MAR
Series 2024-C-MAR, REMIC, 7.77%, 12/13/29 (l)	830	854
Ballyrock CLO 14 Ltd.
Series 2020-A1AR-14A, 5.05%, (3 Month Term SOFR + 1.38%), 07/20/37 (l)	3,500	3,501
BAMLL Commercial Mortgage Securities Trust 2025-ASHF
Series 2025-E-ASHF, REMIC, 8.92%, (1 Month Term SOFR + 5.25%), 02/16/27 (l)	1,232	1,238
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	82	82
BAY 2025-LIVN Mortgage Trust
Series 2025-A-LIVN, REMIC, 5.47%, (1 Month Term SOFR + 1.18%), 05/17/27 (l)	250	250
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 4.30%, (1 Month Term SOFR + 0.62%), 10/27/36 (l) (n)	28	27
BBAM European CLO I Designated Activity Company
Series DRR-1X, 5.25%, (3 Month EURIBOR + 3.10%), 10/22/38, EUR (f) (l)	340	390
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 4.84%, (1 Month Term SOFR + 1.32%), 03/16/37 (l) (n)	744	671
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.36%, 02/18/54 (l)	8,229	362
Benefit Street Partners CLO Ltd.
Series 2015-A1R-6BR, 4.85%, (3 Month Term SOFR + 1.18%), 04/20/38 (l)	500	499
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-E-5MW, REMIC, 7.91%, (1 Month Term SOFR + 0.00%), 10/11/30 (l)	868	889
BHMS Commercial Mortgage Trust 2025-ATLS
Series 2025-A-ATLS, REMIC, 5.52%, (1 Month Term SOFR + 1.85%), 08/16/27 (l) (n)	570	570
Bluemountain CLO XXIII LLC
Series 2018-B-22A, 5.43%, (3 Month Term SOFR + 1.76%), 07/15/31 (l)	252	252
BMP 2024-MF23
Series 2024-E-MF23, 7.06%, (1 Month Term SOFR + 3.39%), 06/15/26 (l)	376	375
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/10/33	581	523
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	219
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.31%, (1 Month Term SOFR + 1.64%), 12/15/26 (l)	1,265	1,265
BX Commercial Mortgage Trust 2024-KING
Series 2024-A-KING, REMIC, 5.21%, (1 Month Term SOFR + 1.54%), 05/15/26 (l)	484	484
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.31%, (1 Month Term SOFR + 1.64%), 05/15/29 (l)	270	270
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.06%, (1 Month Term SOFR + 1.39%), 03/15/29 (l)	581	582
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (l)	1,238	1,167
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (l)	1,735	1,600
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.11%, (1 Month Term SOFR + 1.44%), 04/15/29 (l)	729	729
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 6.56%, (1 Month Term SOFR + 2.89%), 06/15/26 (l)	410	406
Series 2024-F-VLT4, REMIC, 7.61%, (1 Month Term SOFR + 3.94%), 06/15/26 (l)	1,025	1,025
BX Trust 2025-LIFE
Series 2025-A-LIFE, REMIC, 6.08%, 06/14/35 (l)	360	355
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 6.61%, (1 Month Term SOFR + 2.94%), 03/15/27 (l)	712	710
BX Trust 2025-VLT6
Series 2025-A-VLT6, REMIC, 5.12%, (1 Month Term SOFR + 1.44%), 03/15/27 (l)	307	305
Capital Four CLO VIII Designated Activity Company
Series D-8X, 5.28%, (3 Month EURIBOR + 3.25%), 10/25/37, EUR (f) (l)	520	596
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (l)	132	126
CFSP 2024-AHP1 A
Series 2024-A-AHP1, REMIC, 6.50%, 04/17/37	787	763
CIFC European Funding CLO II Designated Activity Company
Series DR-2X, 5.02%, (3 Month EURIBOR + 3.00%), 10/15/39, EUR (f) (l)	310	352
CIFC European Funding CLO III Designated Activity Company
Series DR-3X, 4.54%, (3 Month EURIBOR + 2.55%), 01/15/39, EUR (f) (l)	200	223
CIFC Funding 2014-III, Ltd.
Series 2014-A1R-3A, 4.85%, (3 Month Term SOFR + 1.18%), 03/31/38 (l)	1,800	1,794
CIFC Funding 2019-IV Ltd.
Series 2019-A1R2-4A, 4.97%, (3 Month Term SOFR + 1.30%), 07/15/38 (l)	3,000	3,002
Series 2019-BR2-4A, 5.52%, (3 Month Term SOFR + 1.85%), 07/15/38 (l)	1,300	1,300
CIFC Funding 2021-V Ltd.
Series 2021-A1R-5A, 5.16%, (3 Month Term SOFR + 1.26%), 01/15/38 (l)	1,300	1,298
CIFC Funding 2024-III Ltd.
Series 2024-A1-3A, REMIC, 5.15%, (3 Month Term SOFR + 1.48%), 07/21/37 (l)	300	300
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 4.84%, (1 Month Term SOFR + 1.16%), 11/25/35 (l) (n)	33	37
Compass Datacenters Issuer II, LLC
Series 2025-A1-2A, 4.93%, 11/25/30	1,212	1,201
Concord Music Royalties LLC
Series 2024-A-1A, 5.64%, 10/20/29	441	443
CONE Trust 2024-DFW1
Series 2024-E-DFW1, REMIC, 7.56%, (1 Month Term SOFR + 3.89%), 08/15/41 (l)	480	478
Contego CLO V Designated Activity Company
Series DR-5X, 5.12%, (3 Month EURIBOR + 3.10%), 10/15/37, EUR (f) (l)	340	376

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Contego CLO VII Designated Activity Company
Series DR-7X, 5.48%, (3 Month EURIBOR + 3.45%), 01/23/38, EUR (f) (l)	430	474
Contego CLO XI Designated Activity Company
Series DR-11X, 5.21%, (3 Month EURIBOR + 3.20%), 11/20/38, EUR (f) (l)	320	356
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.55%, 11/18/48 (l)	12	11
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 9.15%, (1 Month Term SOFR + 5.48%), 10/15/37 (l)	200	100
CVC Cordatus Opportunity Loan Fund-R Designated Activity Company
Series DR-1X, 4.78%, (3 Month EURIBOR + 2.80%), 09/18/33, EUR (f) (l)	1,030	1,176
DB Master Finance LLC
Series 2025-A2I-1A, 4.89%, 11/20/30	1,080	1,079
DBGS 2024-SBL
Series 2024-A-SBL, REMIC, 5.55%, (1 Month Term SOFR + 1.88%), 08/17/26 (l)	110	110
DGWD Trust 2025-INFL
Series 2025-A-INFL, REMIC, 5.27%, (1 Month Term SOFR + 1.60%), 08/15/27 (l)	824	825
Diameter Capital CLO 9 Ltd.
Series 2025-A-9A, 4.84%, (3 Month Term SOFR + 1.17%), 04/20/38 (l)	250	249
DK Trust 2025-LXP
Series 2025-A-LXP, REMIC, 5.27%, (1 Month Term SOFR + 1.59%), 08/15/27 (l)	171	171
ELM Park CLO Designated Activity Company
Series DR3-1X, 5.32%, (3 Month EURIBOR + 3.20%), 01/15/38, EUR (f) (l)	200	229
ELM Trust 2024-ELM
Series 2024-E10-ELM, REMIC, 8.05%, 06/11/27 (l)	918	921
Elmwood CLO II Ltd.
Series 2019-BRR-2A, 5.37%, (3 Month Term SOFR + 1.70%), 10/20/37 (l)	350	351
Elmwood European CLO
Series 2026-D-1X, 0.00%, 04/16/40, EUR (l)	540	618
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company
Series 2023-DR-1X, 4.68%, (3 Month EURIBOR + 2.70%), 02/15/38, EUR (f) (l)	440	493
Flatiron CLO 28 Ltd.
Series 2024-A1R-1A, 4.75%, (3 Month Term SOFR + 1.08%), 07/15/36 (l)	250	250
FNA 8, LLC
Series 2025-A-1, 5.62%, 03/15/45 (l)	774	776
Foundation Finance Trust 2025-3
Series 2025-A-3A, REMIC, 4.56%, 08/15/52	1,226	1,219
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.06%, (1 Month Term SOFR + 1.39%), 08/19/42 (l)	810	810
Golub Capital Partners CLO 77 B Ltd.
Series 2024-A1-77A, 5.11%, (3 Month Term SOFR + 1.25%), 01/25/38 (l)	250	250
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	1,401	1,422
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	415	324
GreenSky Home Improvement Trust 2024-1
Series 2024-A4-1, 5.67%, 06/25/59	745	757
Series 2024-B-1, 5.87%, 06/25/59	119	121
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.09%, (1 Month Term SOFR + 1.26%), 06/16/36 (l)	230	220
GS Mortgage Securities Corporation Trust 2025-800D
Series 2025-A-800D, REMIC, 6.33%, (1 Month Term SOFR + 2.65%), 11/18/27 (l) (n)	1,139	1,139
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	617
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.77%, 12/12/53 (l)	928	54
Hambridge Euro CLO 1 Designated Activity Company
Series D-1X, 5.33%, (3 Month EURIBOR + 3.30%), 10/20/38, EUR (f) (l)	310	356
Hambridge Euro CLO 2 Designated Activity Company
Series D-2X, 0.00%, (3 Month EURIBOR + 3.30%), 01/20/39, EUR (f) (l)	400	461
Henley CLO XI Designated Activity Company
Series D-11X, 4.63%, (3 Month EURIBOR + 2.60%), 04/25/39, EUR (f) (l)	490	544
Henley CLO XII Designated Activity Company
Series D-12X, 5.12%, (3 Month EURIBOR + 3.10%), 01/15/38, EUR (f) (l)	320	366
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-A-ORL, REMIC, 5.21%, (1 Month Term SOFR + 1.54%), 05/15/26 (l)	821	820
Series 2024-D-ORL, REMIC, 6.86%, (1 Month Term SOFR + 3.19%), 05/15/26 (l)	867	866
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (l)	138	136
Huntington National Bank, The
Series 2024-B2-1, 5.07%, (SOFR 30-Day Average + 1.40%), 02/20/28 (h) (l)	403	405
Series 2025-B2-2, 4.87%, (SOFR 30-Day Average + 1.20%), 09/20/33 (l)	324	325
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 6.41%, (1 Month Term SOFR + 2.74%), 07/08/33 (l) (n)	192	116
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.56%, 01/08/27 (l)	481	402
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (l)	2,233	1,856
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (l)	3,113	2,806
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (l)	1,620	1,104
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	173	152
Jubilee CLO 2024-XXIX Designated Activity Company
Series 2024-D-29X, 5.22%, (3 Month EURIBOR + 3.20%), 01/15/39, EUR (f) (l)	540	615
JW Commercial Mortgage Trust 2024-MRCO
Series 2024-D-MRCO, REMIC, 6.86%, (1 Month Term SOFR + 3.19%), 06/15/26 (l)	340	340
KSL Commercial Mortgage Trust 2024-HT2
Series 2024-A-HT2, REMIC, 5.21%, (1 Month Term SOFR + 1.54%), 12/15/26 (l)	557	556
Lendmark Funding Trust 2021-1
Series 2025-A-3A, 4.51%, 05/21/35	1,225	1,216
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.06%, (1 Month Term SOFR + 1.39%), 11/01/29 (l) (n)	830	829
Lyra Music Assets Delaware LP
Series 2024-A2-2A, 5.76%, 12/20/29 (h)	1,082	1,086
Mariner Finance Issuance Trust 2024- A
Series 2024-A-AA, 5.13%, 09/22/36	837	845
Series 2024-D-AA, 6.77%, 09/22/36	139	141
Mariner Finance Issuance Trust 2025-B
Series 2025-A-BA, 4.59%, 11/22/38	1,056	1,052
MCR 2024-TWA Mortgage Trust
Series 2024-E-TWA, REMIC, 8.73%, 06/12/27	314	315
MF1 2025-FL20 LLC
Series 2025-A-FL20, 5.01%, (1 Month Term SOFR + 1.34%), 08/18/29 (l)	970	971
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 7.04%, (1 Month Term SOFR + 3.37%), 12/16/26 (l)	695	693

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 5.89%, (1 Month Term SOFR + 2.22%), 04/15/26 (l)	21	21
Series 2021-F-MHC, REMIC, 6.39%, (1 Month Term SOFR + 2.72%), 04/15/26 (l)	137	137
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 6.54%, (1 Month Term SOFR + 2.86%), 07/15/38 (l)	602	602
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.28%, 07/13/28 (l) (q)	338	313
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	204	195
Series 2021-C-DA, 3.48%, 04/15/60	545	514
Series 2021-A-DA, 4.76%, (Prime Rate -1.99%), 04/15/60 (l)	713	707
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	671	682
Navient Refinance Loan Trust 2025-B
Series 2025-A-B, 4.72%, 12/15/34	933	932
Navient Refinance Loan Trust 2025-C
Series 2025-A-C, 4.80%, 10/15/55	657	653
Nelnet Student Loan Trust 2021-A
Series 2021-B1-A, 2.85%, 04/20/62	981	890
Series 2021-D-A, 4.93%, 04/20/62	930	868
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	891
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	115
Nelnet Student Loan Trust 2025-A
Series 2025-A1B-AA, 4.77%, (SOFR 30-Day Average + 1.10%), 03/15/57 (l)	1,596	1,596
Nelnet Student Loan Trust 2025-C
Series 2025-A1B-CA, REMIC, 5.02%, (SOFR 30-Day Average + 1.35%), 08/15/36 (l)	1,042	1,052
Series 2025-D-CA, REMIC, 5.82%, 08/15/36	660	650
Neuberger Berman CLO XXI Ltd.
Series 2016-A1R3-21A, 4.99%, (3 Month Term SOFR + 1.32%), 01/20/39 (l)	6,600	6,580
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-BR2-26A, 5.42%, (3 Month Term SOFR + 1.75%), 10/18/38 (l)	500	501
Newbridge Park CLO Designated Activity Company
Series D-1X, 4.70%, 04/15/40, EUR (f) (l)	310	355
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-3BP, REMIC, 4.89%, (1 Month Term SOFR + 1.27%), 02/16/27 (l)	406	404
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 5.33%, (3 Month Term SOFR + 1.66%), 04/28/31 (l)	28	28
OCP CLO 2017-13 Ltd.
Series 2017-AR2-13A, 5.01%, (3 Month Term SOFR + 1.34%), 11/26/37 (l)	700	700
Octagon Investment Partners XVI, Ltd.
Series 2013-BR-1A, 5.53%, (3 Month Term SOFR + 1.86%), 07/17/30 (l)	2,000	2,001
OHA Credit Partners Ltd.
Series 2023-A-15RA, 4.96%, (3 Month Term SOFR + 1.29%), 07/20/38 (l)	1,300	1,301
Oha Credit Partners X Ltd.
Series 2014-AR2-10RA, 4.80%, (3 Month Term SOFR + 1.13%), 04/20/38 (l)	250	249
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-A-APT, REMIC, 5.75%, 07/17/29 (l)	420	423
P11 Commercial Mortgage Trust 2025-P11
Series 2025-A-P11, REMIC, 5.52%, 08/12/30 (l)	427	433
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-D-2X, 5.13%, (3 Month EURIBOR + 3.15%), 05/15/34, EUR (f) (l)	380	438
Palmer Square European Loan Funding 2024-3 Designated Activity Company
Series 2024-D-3X, 5.03%, (3 Month EURIBOR + 3.05%), 05/15/34, EUR (f) (l)	320	369
Penta CLO 17 Designated Activity Company
Series 2024-DR-17X, 4.61%, (3 Month EURIBOR + 2.60%), 02/15/39, EUR (f) (l)	260	288
Pikes Peak CLO 4
Series 2019-ARR-4A, 4.88%, (3 Month Term SOFR + 1.21%), 07/15/34 (l)	250	250
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 7.14%, (1 Month Term SOFR + 3.46%), 07/15/38 (l)	141	58
PRM5 Trust 2025-PRM5
Series 2025-D-PRM5, REMIC, 5.81%, 03/10/28 (l)	900	895
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 6.29%, (1 Month Term SOFR + 2.61%), 07/25/51 (l)	42	42
Series 2021-C-1A, 7.54%, (1 Month Term SOFR + 3.86%), 07/25/51 (l)	36	36
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	418
Providus CLO II Designated Activity Company
Series DRR-2X, 5.22%, (3 Month EURIBOR + 3.20%), 10/15/38, EUR (f) (l)	346	395
Providus CLO XIV Designated Activity Company
Series D-14X, 4.92%, 04/18/40, EUR (f) (l)	200	231
QTS Issuer ABS II LLC
Series 2025-A2-1A, 5.04%, 10/05/55	1,171	1,151
Regatta 31 Funding Ltd.
Series 2025-A1-1A, 4.84%, (3 Month Term SOFR + 1.17%), 03/25/38 (l)	1,600	1,593
Regional Management Issuance Trust 2024-2
Series 2025-A-2, 4.59%, 11/16/37	1,489	1,482
Republic Finance Issuance Trust 2024-A
Series 2024-A-A, 5.91%, 06/21/27	1,284	1,289
Republic Finance Issuance Trust 2025-A
Series 2025-A-A, 4.59%, 11/20/29	1,359	1,360
Retained Vantage Data Centers Issuer LLC
Series 2025-A2A-1A, 5.09%, 08/15/30	982	968
Rockford Tower Europe CLO 2025-1 Designated Activity Company
Series 2025-D-1X, 5.03%, (3 Month EURIBOR + 3.00%), 10/25/37, EUR (f) (l)	430	486
Rockford Tower Europe CLO 2025-3 Designated Activity Company
Series 2025-D-3X, 5.18%, (3 Month EURIBOR + 3.10%), 01/15/40, EUR (f) (l)	230	264
SCG Commercial Mortgage Trust 2025-DLFN
Series 2025-E-DLFN, REMIC, 6.62%, 03/15/27 (l)	520	515
Signal Harmonic CLO I Designated Activity Company
Series DR-1X, 5.52%, (3 Month EURIBOR + 3.50%), 07/15/38, EUR (f) (l)	180	205
Silver Point CLO 7 Ltd.
Series 2024-A1-7A, 5.03%, (3 Month Term SOFR + 1.36%), 01/15/38 (l)	250	250
Silver Point CLO 8 Ltd.
Series 2025-A1-8A, 4.88%, (3 Month Term SOFR + 1.21%), 04/15/38 (l)	150	150
Silver Point Euro CLO 1, Designated Activity Company
Series D-1X, 5.10%, (3 Month EURIBOR + 3.00%), 01/15/39, EUR (f) (l)	310	355
Sixth Street CLO XX Ltd.
Series 2021-A1R-20A, 4.99%, (3 Month Term SOFR + 1.32%), 07/19/38 (l)	3,000	2,999
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 8.54%, (1 Month Term SOFR + 4.86%), 10/15/41 (l)	1,237	1,289
Smarte Carte, Inc.
Series 2025-A2II-1A, 5.65%, 12/05/32	896	889
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	125	122
Series 2021-C-A, 2.99%, 01/15/53	1,715	1,516
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	93	91
Series 2021-C-C, REMIC, 3.00%, 01/15/53	108	98

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Series 2021-D-C, REMIC, 3.93%, 01/15/53	33	30
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 4.77%, (SOFR 30-Day Average + 1.25%), 07/05/53 (l)	997	989
SoFi Consumer Loan Program 2026-B Trust
Series 2026-A-B, 4.40%, 02/25/36	2,513	2,513
Series 2026-B-B, 4.90%, 02/25/36	260	260
Series 2026-C-B, 5.20%, 02/25/36	260	260
Series 2026-D-B, 5.56%, 02/25/36	231	231
SoFi Personal Loan Trust 2023-1
Series 2023-A-1, 6.00%, 09/13/27 (l)	523	526
Series 2023-R1-1, 0.00%, 11/12/30 (l)	27	354
Sona Fios CLO III DAC
Series D-3X, 5.28%, (3 Month EURIBOR + 3.25%), 04/20/37, EUR (f) (l)	690	789
Sona Fios CLO V Designated Activity Company
Series D-5X, 5.33%, (3 Month EURIBOR + 3.30%), 08/25/38, EUR (f) (l)	260	298
Spirit Airlines, LLC
Series 2015-A-1, 0.00%, 04/01/28 (a) (p)	23	22
Series 2017-A-1, 0.00%, 02/15/30 (a) (p)	685	613
Series 2017-AA-1, 0.00%, 02/15/30 (a) (p)	260	230
SPLT_24-1: A ABS
Series 2024-A-1, 6.06%, 02/12/31	291	293
SPLT_24-1: R1 ABS
Series 2024-R1-1, 0.00%, 02/12/31 (l)	24	458
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 6.41%, (1 Month Term SOFR + 2.73%), 11/16/26 (l)	360	360
Subway Funding LLC
Series 2024-A2II-1A, 6.27%, 07/30/31	823	833
Summit Issuer, LLC
Series 2025-A2-1A, 5.21%, 11/20/30	1,237	1,239
Symphony CLO XXI Ltd.
Series 2019-AR2-21A, 4.57%, (3 Month Term SOFR + 0.90%), 07/15/32 (l)	162	162
Taco Bell Funding, LLC
Series 2025-A2I-1A, 4.82%, 08/25/55	1,239	1,223
TCW CLO 2023-1 Ltd.
Series 2023-A1R-1A, 5.05%, (3 Month Term SOFR + 1.38%), 03/31/38 (l)	2,000	2,002
Texas Debt Capital CLO 2023-I Ltd.
Series 2023-D1R-1A, 6.42%, (3 Month Term SOFR + 2.75%), 07/20/38 (l)	1,300	1,290
Texas Debt Capital Euro CLO 2025-I Designated Activity Company
Series 2025-D-1X, 5.02%, (3 Month EURIBOR + 3.00%), 04/16/39, EUR (f) (l)	520	589
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 5.05%, (3 Month Term SOFR + 1.38%), 01/17/34 (l)	250	250
Tikehau CLO XII Designated Activity Company
Series D-12X, 5.28%, (3 Month EURIBOR + 3.25%), 10/20/38, EUR (f) (l)	570	655
Trestles CLO III Ltd.
Series 2020-A1R-3A, 5.06%, (3 Month Term SOFR + 1.39%), 10/20/37 (l)	1,250	1,248
Truist Bank
Series 2025-B-1, 4.73%, 09/26/33	603	604
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	170
United Airlines Pass Through Trust 2019-2AA
Series 2019-A-2, REMIC, 2.90%, 05/01/28	111	106
Upgrade Master Pass-Thru Trust
Series 2025-A-ST7, 4.55%, 11/15/32	707	708
Series 2025-B-ST7, 4.98%, 11/15/32	366	367
Upgrade Master Pass-Thru Trust Series 2025-ST6
Series 2025-A-ST6, 4.61%, 10/15/32	280	280
UPX HIL 2025-1 Issuer Trust
Series 2025-A-1, 5.16%, 06/25/32	1,090	1,092
Victory Street CLO I Designated Activity Company
Series D-1X, 5.47%, (3 Month EURIBOR + 3.45%), 01/15/38, EUR (f) (l)	480	552
Victory Street CLO II Designated Activity Company
Series D-2X, 5.17%, (3 Month EURIBOR + 3.10%), 01/15/39, EUR (f) (l)	380	432
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (l)	325	324
Voya CLO 2018-2 Ltd.
Series 2018-C1-2A, 5.78%, (3 Month Term SOFR + 2.11%), 07/15/31 (l)	700	698
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (l)	211	198
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.92%, 07/17/53 (l)	4,746	289
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.61%, 04/17/54 (l)	2,790	147
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2024-A-1CHI, REMIC, 5.48%, 07/15/27 (l)	417	419
Whitebox CLO V Ltd.
Series 2025-A1-5A, 5.03%, (3 Month Term SOFR + 1.36%), 07/20/38 (l)	3,000	3,002
Series 2025-B-5A, 5.37%, (3 Month Term SOFR + 1.70%), 07/20/38 (l)	700	702
Total Non-U.S. Government Agency Asset-Backed Securities (cost $156,412)		151,698
SENIOR FLOATING RATE INSTRUMENTS 4.3%
Industrials 1.1%
AERNNOVA Aerospace SAU
Term Loan B, 6.03%, (EURIBOR + 4.00%), 02/27/30, EUR (l)	1,303	1,455
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/06/32 (l)	422	422
Althea Acquisition Bidco S.a.r.l
Term Loan, 0.00%, (EURIBOR + 3.25%), 10/07/32, EUR (l) (r)	1,232	1,412
Amentum Government Services Holdings LLC
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 07/31/31 (l)	719	719
Applegreen Ireland Investments Finance Ltd.
Term Loan, 6.53%, (3 Month EURIBOR + 5.00%), 01/24/32, EUR (l)	854	990
Argent Bidco SAS
Term Loan, 0.00%, (EURIBOR + 3.25%), 12/31/49, EUR (l) (r)	1,000	1,153
Clydesdale Acquisition Holdings Inc
Term Loan B, 6.85%, (1 Month Term SOFR + 3.17%), 03/30/29 (l)	857	816
FNZ Group Entities Ltd.
Term Loan, 9.73%, (SONIA + 6.00%), 10/30/31, GBP (l)	1,500	1,608
Garfunkelux Holdco 3 S.A.
Term Loan, 6.88%, (Euribor + 4.75%), 08/01/28, EUR (l)	1,000	1,113
INNIO Group Holding GmbH
Term Loan, 4.52%, (EURIBOR + 2.50%), 11/06/31, EUR (l)	1,000	1,152
Kestrel Acquisition LLC
Term Loan, 6.67%, (SOFR + 3.00%), 11/10/31 (l)	592	592
Modulaire Group Holdings Limited
Facility B3, 6.44%, (EURIBOR + 4.42%), 07/02/31, EUR (l)	1,000	1,043
Nielsen Consumer Inc.
Term Loan, 4.68%, (EURIBOR + 3.25%), 10/31/30, EUR (l)	1,326	1,510
Node AcquiCo GmbH
Term Loan, 5.46%, (EURIBOR + 3.50%), 12/08/32, EUR (l)	1,000	1,150
OCS Group Holdings
Term Loan, 8.98%, (SONIA + 5.25%), 11/27/31, GBP (l)	1,000	1,313
Platea BC Bidco AB
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l) (r)	101	117

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Rain Carbon Inc.
2023 Replacement Term Loan, 7.11%, (EURIBOR + 5.00%), 10/31/28, EUR (l)	1,000	1,135
Sapiencia BidCo S.L.U.
Term Loan, 0.00%, (EURIBOR + 3.00%), 12/31/49, EUR (l) (r)	1,000	1,150
Sector Alarm Holding AS
Term Loan, 5.01%, (EURIBOR + 3.00%), 06/14/29, EUR (l)	814	932
SGB-SMIT MidCo GmbH
Term Loan, 0.00%, (EURIBOR + 3.75%), 12/31/49, EUR (l) (r)	1,000	1,157
Speed Midco 3 S.a.r.l.
Term Loan, 4.84%, (EURIBOR + 2.75%), 09/19/32, EUR (l)	1,500	1,676
Syntegon TopCo GmbH
Term Loan, 0.00%, (Euribor + 3.50%), 12/31/49, EUR (l) (r)	1,000	1,148
Tackle S.a r.l.
Term Loan B2, 5.14%, (EURIBOR + 3.25%), 05/22/28, EUR (l)	1,839	2,121
TransDigm, Inc.
2023 Term Loan J, 6.17%, (1 Month Term SOFR + 2.50%), 02/28/31 (l)	491	491
Vaco Holdings, LLC
2022 Term Loan, 8.82%, (3 Month Term SOFR + 5.00%), 01/07/29 (l)	268	173
Verisure Holding AB
Term Loan, 4.28%, (EURIBOR + 2.25%), 10/23/32, EUR (l)	1,000	1,151
		27,699
Information Technology 0.8%
Altar Bidco, Inc.
Term Loan, 9.11%, (3 Month Term SOFR + 5.60%), 11/09/28 (l)	2,318	2,173
Atos SE
Term Loan, 0.00%, (3 Month EURIBOR + 2.60%), 12/17/29, EUR (l) (r)	41	48
Term Loan, 9.00%, (EURIBOR + 13.00%), 12/17/29, EUR (l)	1,000	1,175
Aviv Group GmbH
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 01/29/32, EUR (l) (r)	360	392
Cloud Software Group, Inc.
2025 Term Loan B (2032), 6.92%, (3 Month Term SOFR + 3.25%), 08/07/32 (l)	501	457
ConnectWise, LLC
2021 Term Loan B, 7.43%, (3 Month Term SOFR + 3.50%), 09/23/28 (l)	601	553
DRI Holdings, Inc
Term Loan, 9.02%, (1 Month Term SOFR + 5.25%), 12/15/28 (l)	540	520
ECL Entertainment, LLC
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 08/30/30 (l)	1,724	1,711
GoTo Group Inc
Term Loan, 8.57%, (3 Month Term SOFR + 4.75%), 04/28/28 (l)	346	205
IGT Holding IV AB
Term Loan, 5.27%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (l)	1,333	1,509
Instructure Holdings, Inc.
2025 Repriced Term Loan, 6.44%, (3 Month Term SOFR + 2.75%), 11/13/31 (l)	1,982	1,898
ION Platform Finance US, Inc.
Initial Euro Term Loan, 6.02%, (EURIBOR + 4.00%), 09/30/32, EUR (l)	1,424	1,314
ITG Communications, LLC
Term Loan B, 8.42%, (SOFR + 4.75%), 07/01/31 (l)	1,390	1,321
Lorca Telecom BidCo S.A.
Term Loan, 4.38%, (3 Month EURIBOR + 2.75%), 03/25/31, EUR (l)	1,774	2,044
McAfee, LLC
2024 USD 1st Lien Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 03/01/29 (l)	1,156	1,029
Redstone Holdco 2 LP
Term Loan, 8.92%, (SOFR + 5.25%), 12/31/30 (l)	175	131
Term Loan, 9.17%, (SOFR + 5.50%), 12/31/30 (l)	1,218	723
Verifone Sys Inc
Term Loan, 9.18%, (3 Month Term SOFR + 5.50%), 08/18/28 (l)	1,269	1,192
Xerox Corporation
Initial Term Loan (First Lien), 0.00%, (SOFR + 4.00%), 11/14/29 (l) (r)	191	120
Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 11/14/29 (l)	234	147
2023 Term Loan B, 7.73%, (1 Month Term SOFR + 4.00%), 11/14/29 (l)	178	112
		18,774
Consumer Discretionary 0.6%
Accell Group N.V.
Term Loan, 9.03%, 06/30/31, EUR (e) (l)	1,000	348
Allwyn Entertainment Financing (UK) PLC
Term Loan, 4.93%, (EURIBOR + 3.00%), 01/28/33, EUR (l)	1,000	1,139
Caesars Entertainment Inc.
2024 Term Loan B1, 5.92%, (1 Month Term SOFR + 2.25%), 01/24/31 (l)	1,333	1,292
CDR Firefly Bidco PLC
Term Loan, 8.48%, (EURIBOR + 4.75%), 04/29/29, GBP (l)	1,643	2,166
Clarios
Term Loan, 5.18%, (3 Month EURIBOR + 3.25%), 01/28/32, EUR (l)	1,500	1,727
EG Finco Ltd.
Term Loan, 5.43%, (EURIBOR + 3.50%), 01/29/31, EUR (l)	1,000	1,140
Fertitta Entertainment, LLC
2022 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 01/13/29 (k) (l)	963	943
First Brands Group LLC
Term Loan B, 0.00%, 03/30/27, EUR (a) (e) (l) (p)	—	—
Hestiafloor 2
Term Loan, 5.02%, (EURIBOR + 3.00%), 02/27/30, EUR (l)	588	671
Hydrofarm Holdings Group, Inc.
Term Loan, 9.43%, (SOFR + 5.50%), 10/21/28 (e) (l)	377	189
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 04/26/30 (l)	623	614
Jack Ohio Finance LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 01/28/32 (l)	251	248
Maverick Gaming LLC
Term Loan, 15.25%, (SOFR + 7.50%), 06/03/28 (e) (l)	521	287
Parts Europe
2025 Additional Term Facility, 5.03%, (EURIBOR + 3.00%), 02/03/31, EUR (l)	1,132	1,306
Pax Midco Spain, S.L.U.
Term Loan, 5.64%, (EURIBOR + 3.50%), 12/31/29, EUR (l)	1,632	1,850
Peninsula Pacific Entertainment, LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 08/14/32 (l) (r)	300	298
2025 Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 08/14/32 (l)	1,006	1,001
2025 Delayed Draw Term Loan, 8.41%, (1 Month Term SOFR + 4.75%), 10/07/32 (l)	236	235
		15,454
Communication Services 0.6%
Argento LLC
Term Loan, 0.00%, (SOFR + 4.00%), 12/31/49 (e) (l) (r)	1,058	1,051
Avaya, Inc.
2023 Exit Term Loan, 11.17%, (1 Month Term SOFR + 7.50%), 08/01/28 (l)	6	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
BetClic Everest Group
Term Loan, 0.00%, (EURIBOR + 3.00%), 12/31/49, EUR (l) (r)	1,000	1,136
CSC Holdings, LLC
2019 Term Loan B5, 8.25%, (Prime Rate + 1.50%), 04/15/27 (l)	293	257
DirectTV Financing, LLC
Term Loan, 9.17%, (3 Month Term SOFR + 5.50%), 02/15/31 (l)	996	996
International Entertainment JJCO 3 Ltd.
Term Loan, 8.23%, (SONIA + 4.75%), 04/02/32, GBP (l)	1,294	1,697
Neptune BidCo US Inc.
Term Loan, 7.03%, (EURIBOR + 5.00%), 01/28/33, EUR (l)	1,000	1,122
Oak-Eagle AcquireCo Inc.
Term Loan, 0.00%, (EURIBOR + 3.50%), 12/31/49, EUR (l) (r)	1,000	1,144
RunItOneTime LLC
Term Loan, 4.67%, (SOFR + 2.00%), 04/16/26 (e) (l)	15	15
Term Loan, 16.17%, (SOFR + 12.50%), 04/21/26 (e) (l)	182	182
Term Loan, 4.67%, (SOFR + 11.50%), 05/06/26 (e) (l)	313	308
Zegona Holdco Limited
Term Loan B, 4.39%, (EURIBOR + 2.25%), 07/17/29, EUR (l)	516	594
Ziggo BV
Term Loan, 4.94%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (l)	6,053	6,752
		15,259
Health Care 0.3%
AI Sirona Luxembourg Acquisition S.a r.l.
Term Loan, 5.93%, (EURIBOR + 4.00%), 09/30/28, EUR (l)	1,000	1,148
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 01/15/31 (l)	671	672
Median BV
Term Loan B - B1, 6.94%, (3 Month EURIBOR + 5.00%), 10/14/27, EUR (l)	1,637	1,859
Nidda Healthcare Holding GmbH
Term Loan, 5.52%, (EURIBOR + 3.50%), 12/04/32, EUR (l)	2,399	2,764
Ramsay Sante
Term Loan, 5.28%, (EURIBOR + 3.25%), 08/13/31, EUR (l)	900	1,030
		7,473
Consumer Staples 0.3%
Bellis Acquisition Company PLC
Term Loan B, 6.08%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l)	1,654	1,697
Froneri Lux Finco S.a.r.l
Term Loan, 4.90%, (EURIBOR + 3.00%), 07/17/32, EUR (l)	2,035	2,312
Market Bidco Ltd.
Term Loan, 6.51%, (3 Month EURIBOR + 4.50%), 11/04/30, EUR (l)	430	483
Pegasus BidCo B.V.
2025-1 Euro Term Loan, 5.00%, (EURIBOR + 3.00%), 07/12/29, EUR (l)	1,333	1,539
United Petfood
Term Loan, 4.40%, (3 Month EURIBOR + 2.75%), 02/26/32, EUR (l)	1,135	1,301
		7,332
Materials 0.3%
Ineos Finance PLC
Term Loan, 5.18%, (EURIBOR + 3.25%), 02/07/31, EUR (l)	1,000	1,022
Term Loan, 5.43%, (EURIBOR + 3.50%), 06/23/31, EUR (l)	1,000	1,024
INEOS Quattro Holdings UK Limited
Term Loan, 6.43%, (EURIBOR + 4.50%), 03/31/29, EUR (l)	1,210	1,064
Kersia International
Term Loan, 0.00%, (Euribor + 3.50%), 12/31/49, EUR (l) (r)	1,000	1,142
Nobian Finance BV
Term Loan B, 5.52%, (3 Month EURIBOR + 3.50%), 07/04/30, EUR (l)	1,895	2,056
		6,308
Utilities 0.1%
CPV Fairview, LLC
2025 Upsize Term B Loan, 6.17%, (SOFR + 2.50%), 08/14/31 (l)	710	706
Ohio Power Partners LLC
Term Loan, 6.42%, (SOFR + 2.75%), 10/29/32 (e) (l)	574	575
Tenaska Pennsylvania Partners, LLC
Term Loan, 5.91%, (SOFR + 2.25%), 02/04/33 (l)	460	458
West Deptford Energy Holdings LLC
Term Loan, 7.67%, (SOFR + 4.00%), 07/19/32 (l)	554	550
		2,289
Financials 0.1%
Boots Group Finco LP
Term Loan, 8.23%, (SONIA + 4.75%), 07/22/32, GBP (l)	1,449	1,914
Energy 0.1%
Crescent Midstream Operating LLC
Term Loan B, 7.41%, (3 Month Term SOFR + 3.75%), 02/13/33 (l)	1,621	1,624
Total Senior Floating Rate Instruments (cost $106,721)		104,126
GOVERNMENT AND AGENCY OBLIGATIONS 4.1%
Sovereign 3.3%
Arab Republic of Egypt
24.46%, 10/01/27, EGP	6,389	116
24.14%, 12/03/27, EGP	794	14
21.38%, 02/04/28, EGP	8,581	151
23.44%, 07/01/28, EGP	6,970	128
5.63%, 04/16/30, EUR (f)	106	114
8.50%, 01/31/47 (h)	200	172
7.50%, 02/16/61 (h)	200	152
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/34 (h) (n)	93	60
0.00%, 02/01/30 - 02/01/36 (h) (n)	53	24
Cabinet Office, Government of Japan
3.20%, 09/20/55, JPY	113,400	657
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (f)	219	197
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	82	68
7.60%, 08/12/39, PEN (f)	530	160
7.60%, 08/12/39, PEN (h)	570	172
Estado Espanol
2.70%, 01/31/30, EUR	4,676	5,375
2.60%, 05/31/31, EUR	2,198	2,496
3.15%, 04/30/35, EUR (h)	1,139	1,293
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (h)	260	278
6.60%, 06/13/36 (h)	200	209
Gobierno de La Republica del Paraguay
8.50%, 04/04/38, PYG (h)	1,781,000	270
Gobierno De La Republica Oriental Del Uruguay
9.75%, 07/20/33, UYU	5,901	161
8.00%, 10/29/35, UYU	8,161	204
5.25%, 09/10/60	135	122
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	44,544	2,486
8.50%, 03/01/29, MXN	16,602	927
7.75%, 11/13/42, MXN	25,249	1,173
7.38%, 05/13/55	594	622
Gouvernement De France
3.20%, 05/25/35, EUR (h)	1,272	1,421

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Government of Barbados, The
8.00%, 06/26/35 (h)	119	121
Government of Canada
2.75%, 03/01/30, CAD	7,049	5,012
Government of Ireland
2.60%, 10/18/34, EUR (f)	9,632	10,736
Government of Saudi Arabia
5.00%, 01/18/53 (h)	316	266
HM Treasury
4.38%, 03/07/30, GBP	8,024	10,623
Latvia, Republic of
5.13%, 07/30/34 (h)	200	200
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.00%, 05/16/29, EUR (f)	240	291
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	6,926,800	1,677
12.50%, 02/27/30, COP	941,900	245
7.75%, 09/18/30, COP	5,531,900	1,214
7.00%, 06/30/32, COP	474,700	95
7.25%, 10/26/50, COP	768,400	124
Ministry of Finance People's Republic of China
2.11%, 08/25/34, CNY	4,110	612
Morocco, Kingdom of
5.95%, 03/08/28 (h)	200	203
4.75%, 04/02/35, EUR (h)	135	154
Philippines, The Republic of
5.93%, 02/23/36, PHP	10,000	152
Presidence de la Republique de Cote d'Ivoire
8.08%, 04/01/36 (h)	200	202
Presidencia da Republica
10.00%, 01/01/27, BRL	15,160	2,852
Presidencia De La Nacion
0.75%, 07/09/30 (n)	60	51
Presidencia de la Republica de Chile
3.75%, 01/14/32, EUR	100	115
4.34%, 03/07/42	354	310
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (h)	370	352
7.05%, 02/03/31 (h)	150	156
10.75%, 06/01/36, DOP (h)	30,250	546
Republic of Indonesia, The Government of, The
7.00%, 05/15/27, IDR	19,263,000	1,148
6.50%, 07/15/30, IDR	7,590,000	445
Romania, Government of
2.12%, 07/16/31, EUR (f)	56	55
4.63%, 03/04/33, EUR (d) (h)	65	70
6.25%, 09/10/34, EUR (h)	148	174
6.75%, 07/11/39, EUR (h)	51	59
6.50%, 10/07/45, EUR (h)	61	67
Sandor-Palota
5.25%, 06/16/29 (h)	344	344
7.00%, 10/24/35, HUF	203,300	602
Segretariato Generale Della Presidenza Della Repubblica
2.95%, 07/01/30, EUR	4,209	4,828
South Africa, Parliament of
8.00%, 01/31/30, ZAR	51,469	3,010
7.00%, 02/28/31, ZAR	41,875	2,320
8.50%, 01/31/37, ZAR	21,211	1,171
5.00%, 10/12/46	200	144
5.75%, 09/30/49	353	273
The Hashemite Kingdom of Jordan, The Government of
5.85%, 07/07/30 (f)	200	196
The Philippines, Government of
6.38%, 07/27/30 - 04/28/35, PHP	117,840	1,883
6.00%, 08/20/30, PHP	74,705	1,198
The Republic of Uzbekistan
5.38%, 05/29/27, EUR (h)	108	126
Turkiye Cumhuriyeti Basbakanlik
31.08%, 11/08/28, TRY	7,148	144
30.00%, 09/12/29, TRY	4,100	80
27.70%, 09/27/34, TRY	7,799	156
Urad Vlady Ceske Republiky
4.50%, 11/11/32, CZK	18,690	871
4.00%, 04/04/44, CZK	5,380	217
Urzad Rady Ministrow
5.75%, 04/25/29, PLN	4,862	1,340
4.75%, 07/25/29, PLN	2,739	733
4.88%, 10/04/33	38	38
5.00%, 10/25/34 - 10/25/35, PLN	7,039	1,786
5.50%, 04/04/53	58	53
Vlada Crne Gore
2.88%, 12/16/27, EUR (f)	106	119
Vlada NA Republika Severna Makedonija
6.96%, 03/13/27, EUR (f)	115	135
		79,316
Mortgage-Backed Securities 0.8%
Federal National Mortgage Association, Inc.
TBA, 3.50%, 04/15/56 (s)	20,495	18,777
Municipal 0.0%
GC Education, Inc.
7.38%, 10/01/29	555	585
Port of Beaumont Industrial Development Authority
10.00%, 07/01/26	785	786
		1,371
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.76%, 05/25/29 (l)	8,185	155
Interest Only, Series XFX-KL06, REMIC, 1.36%, 12/25/29 (l)	1,319	43
Interest Only, Series X1-K105, REMIC, 1.51%, 01/25/30 (l)	1,686	80
Interest Only, Series X1-K109, REMIC, 1.57%, 04/25/30 (l)	2,320	122
Interest Only, Series X1-K110, REMIC, 1.64%, 04/25/30 (l)	1,289	69
Interest Only, Series X1-K116, REMIC, 1.41%, 07/25/30 (l)	1,180	57
Interest Only, Series 2020-X1-K120, REMIC, 1.03%, 10/25/30 (l)	7,537	281
		807
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 7.06%, (SOFR 30-Day Average + 3.40%), 01/25/32 (l)	331	337
Treasury Inflation Indexed Securities 0.0%
Presidencia De La Nacion
0.00%, 12/15/27, ARS (o) (t) (u)	63,624	108
Total Government And Agency Obligations (cost $100,312)		100,716
INVESTMENT COMPANIES 2.4%
iShares Broad USD High Yield Corporate Bond ETF (d) (g)	81	3,002
iShares China Large-Cap ETF (d) (g)	167	6,012
iShares Core S&P Small Cap ETF (g)	12	1,535
iShares MSCI Brazil ETF (d) (g)	41	1,558
iShares MSCI China ETF (d) (g)	84	4,736
iShares Russell 2000 ETF (d) (g)	24	5,828
KraneShares CSI China Internet ETF (d)	81	2,298
SPDR Gold Shares (b) (c)	60	25,741
State Street Blackstone Senior Loan ETF (d)	33	1,316
State Street SPDR S&P Homebuilders ETF (d)	12	1,213
State Street SPDR S&P Regional Banking ETF (d)	26	1,670
VanEck Semiconductor ETF (d)	6	2,364
Total Investment Companies (cost $59,687)		57,273
PREFERRED STOCKS 0.3%
Financials 0.2%
Banco Bradesco S/A. (j)	428	1,583
Citigroup Capital XIII, 10.30%, 10/30/40	70	2,057
Wells Fargo & Company - Series A, 7.50% (i) (j)	1	1,031
		4,671
Energy 0.1%
Petroleo Brasileiro S/A Petrobras. (j)	221	2,077

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Information Technology 0.0%
Redstone Buyer LLC (a) (e)	73	—
Redstone Buyer LLC (a) (e)	24	—
Total Preferred Stocks (cost $5,548)		6,748
RIGHTS 0.0%
Walgreens Boots Alliance, Inc. (a) (e)	38	20
Total Rights (cost $0)		20
WARRANTS 0.0%
Evgo Inc. (a)	23	1
Hippo Holdings Inc. (a)	20	—
Latch, Inc. (a) (e)	53	—
Offerpad Solutions Inc. (a)	35	—
Palladyne AI Corp. (a)	121	8
Total Warrants (cost $441)		9
SHORT TERM INVESTMENTS 10.2%
Investment Companies 9.2%
JNL Government Money Market Fund - Class I, 3.53% (g) (v)	224,729	224,729
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.63% (g) (v)	20,044	20,044
Treasury Securities 0.2%
Arab Republic of Egypt
22.98%, 06/23/26, EGP (t)	22,150	384
Presidencia da Republica
12.80%, 07/01/26, BRL (t)	3,751	700
12.72%, 10/01/26, BRL (t)	15,260	2,756
		3,840
Total Short Term Investments (cost $248,590)		248,613
Total Investments 98.4% (cost $2,337,045)		2,392,751
Total Purchased Options 0.3% (cost $17,024)		6,222
Other Derivative Instruments (1.3)%		(30,570)
Other Assets and Liabilities, Net 2.6%		62,758
Total Net Assets 100.0%		2,431,161

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan as of March 31, 2026.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Investment in affiliate.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $98,284 and 4.0% of the Fund.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $19,024.

(t) The coupon rate represents the yield to maturity.

(u) Treasury inflation indexed note, par amount is not adjusted for inflation.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Broad USD High Yield Corporate Bond ETF	3,047	—	—	34	—	(45)	3,002	0.1
iShares China Large-Cap ETF	6,412	—	—	—	—	(400)	6,012	0.3
iShares Core S&P Small Cap ETF	1,484	—	—	2	—	51	1,535	0.1
iShares MSCI Brazil ETF	1,290	—	—	—	—	268	1,558	0.1
iShares MSCI China ETF	5,064	—	—	—	—	(328)	4,736	0.2
iShares Russell 2000 ETF	—	5,811	—	—	—	17	5,828	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	196,875	257,986	230,132	1,687	—	—	224,729	9.2
JNL Government Money Market Fund, 3.63% - Class SL	36,687	104,975	121,618	303	—	—	20,044	0.8
Quintis Limited	—	—	—	—	—	—	—	—
	250,859	368,772	351,750	2,026	—	(437)	267,444	11.0

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	06/04/24	185	199	—
AB Carval Euro CLO II-C Designated Activity Company, Series D-2X, 5.73%, 02/15/37	07/05/24	412	438	—
AC Energy And Infrastructure Corporation, 4.00%	02/13/25	200	188	—
Afflelou, 6.00%, 07/25/29	07/17/24	361	388	—
AIB Group Public Limited Company, 6.00% (callable at 100, 07/14/31)	01/07/25	259	287	—
Air France - KLM, 5.75% (callable at 100, 05/21/30)	05/15/25	223	225	—
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana	10/22/24	452	511	—
Albion Financing 2 S.a r.l., 5.38%, 05/21/30	05/14/25	390	399	—
Alexandrite Lake Lux Holdings S.a r.l., 6.75%, 07/30/30	07/24/25	508	488	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	02/08/24	1,555	1,680	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	03/19/24	509	543	—
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A., 5.00%, 10/30/30	06/26/25	373	349	—
alstria office AG, 4.25%, 10/15/29	10/08/25	231	221	—
alstria office AG, 5.50%, 03/20/31	03/14/25	325	345	—
Altice France, 5.50%, 10/15/31	10/13/25	98	99	—
Altice France, 5.63%, 07/15/32	10/13/25	97	98	—
AMS-Osram AG, 2.13%, 11/03/27	11/15/23	581	667	0.1
Arab Republic of Egypt, 5.63%, 04/16/30	05/03/24	99	114	—
Arbour CLO VI Designated Activity Company, Series DR-6X, 5.18%, 11/15/37	09/20/24	491	503	—
Arcano Euro CLO I Designated Activity Company, Series D-1X, 5.43%, 04/25/39	03/12/25	566	599	0.1
Arcano Euro CLO II Designated Activity Company, Series D-2X, 5.30%, 07/25/39	06/27/25	269	265	—
Ardagh Group S.A., 9.50%, 10/06/30	11/06/25	764	819	0.1
Ardagh Group S.A., 12.00%, 12/01/30	11/17/25	1,399	1,298	0.1
Arena Luxembourg Finance S.a r.l., 4.52%, 05/01/30	03/25/25	330	352	—
Arini European CLO IV Designated Activity Company, Series D-4X, 5.52%, 01/15/38	10/24/24	682	725	0.1
Arini European CLO V Designated Activity Company, Series D-5X, 4.82%, 01/17/39	02/21/25	356	381	—
Aroundtown S.A., 5.13% (callable at 100, 07/03/31)	01/27/26	353	313	—
Aroundtown S.A., 5.25% (callable at 100, 04/30/31)	10/23/25	1,399	1,300	0.1
Aston Martin Capital Holdings Limited, 10.38%, 03/31/29	07/09/24	540	417	—
Atlantica Infraestructura Sostenible Sociedad Limitada, 5.63%, 02/15/32	10/23/24	327	339	—
Aurium CLO Vii Designated Activity Company, Series DR-7X, 5.18%, 10/15/38	08/14/25	175	172	—
Aurium CLO XIII Designated Activity Company, Series D-13X, 4.82%, 04/15/38	01/30/25	239	260	—
Avianca MidCo 2 PLC, 9.00%, 12/01/28	08/11/25	22	22	—
Avoca CLO XVIII Designated Activity Company, Series DR-18X, 5.07%, 04/15/38	12/13/24	262	284	—
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	02/10/25	289	296	—
Banco Bilbao Vizcaya Argentaria Sociedad Anonima, 6.88% (callable at 100, 12/13/30)	06/04/24	435	483	—
Banco Bilbao Vizcaya Argentaria Sociedad Anonima, 8.38% (callable at 100, 06/21/28)	07/25/24	226	246	—
Bankinter Sociedad Anonima, 7.38% (callable at 100, 08/15/28)	01/28/25	218	243	—
Bausch+Lomb Netherlands B.V., 5.89%, 01/15/31	06/18/25	207	211	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	09/11/25	608	574	0.1
BBAM European CLO I Designated Activity Company, Series DRR-1X, 5.25%, 10/22/38	02/20/26	401	390	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	01/18/24	194	199	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	06/26/25	300	282	—
Bellis Acquisition Company PLC, 8.00%, 07/01/31	09/17/25	214	193	—
Bertrand Franchise Finance, 5.78%, 07/18/30	05/30/24	181	184	—
BetClic Everest Group, 5.13%, 12/10/31	01/20/26	320	310	—
Biffa Group Holdings Limited, 5.25%, 06/15/31	12/04/25	295	285	—
Biffa Group Holdings Limited, 7.38%, 06/15/31	12/04/25	400	391	—
Boels Topholding B.V., 6.25%, 02/15/29	03/12/24	872	929	0.1
Bper Banca S.P.A., 6.50% (callable at 100, 03/20/30)	11/13/24	211	232	—
Bracken Midco1 PLC, 6.75%, 11/01/27	12/03/24	230	238	—
Branicks Group AG, 2.25%, 09/22/26	09/19/25	212	125	—
Bubbles BidCo S.p.A., 6.27%, 09/30/31	09/18/24	282	294	—
Bubbles BidCo S.p.A., 6.50%, 09/30/31	09/18/24	288	299	—
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	07/24/24	430	468	—
CaixaBank, S.A., 6.25% (callable at 100, 07/24/32)	01/16/25	206	235	—
Capital Four CLO VIII Designated Activity Company, Series D-8X, 5.28%, 10/25/37	09/20/24	580	596	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	204	197	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	12/11/24	160	164	—
Cedacri Mergeco S.P.A., 6.62%, 05/15/28	09/29/25	177	169	—
Cellnex Telecom, S.A., 0.75%, 11/20/31	04/03/24	195	206	—
Centrica PLC, 6.50%, 05/21/55	05/14/24	485	511	—
CIFC European Funding CLO II Designated Activity Company, Series DR-2X, 5.02%, 10/15/39	10/17/25	362	352	—
CIFC European Funding CLO III Designated Activity Company, Series DR-3X, 4.54%, 01/15/39	01/26/26	238	223	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	03/14/24	455	482	—
Cirsa Finance International S.a r.l., 4.88%, 10/15/31	10/14/25	129	126	—
Cirsa Finance International S.a r.l., 5.15%, 10/15/32	10/14/25	189	187	—
Clariane, 0.88%, 03/06/27	12/03/25	424	372	—
Clarios Global LP, 4.75%, 06/15/31	06/04/25	349	350	—
Clean Renewable Power (Mauritius) Pte. Ltd., 4.25%, 03/25/27	02/12/25	217	215	—
CMOC Capital Limited, 0.00%, 01/24/27	01/19/26	501	484	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 7.60%, 08/12/39	01/13/26	170	160	—
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	06/25/24	214	251	—
Contego CLO V Designated Activity Company, Series DR-5X, 5.12%, 10/15/37	03/03/25	356	376	—
Contego CLO VII Designated Activity Company, Series DR-7X, 5.48%, 01/23/38	12/11/24	451	474	—
Contego CLO XI Designated Activity Company, Series DR-11X, 5.21%, 11/20/38	10/29/24	346	356	—
Contemporary Amperex Technology Co., Limited - Class H	01/13/26	1,028	1,302	0.1
ContourGlobal Power Holdings S.A., 5.00%, 02/28/30	01/23/25	268	297	—
Convatec Group PLC	12/09/25	246	230	—
Credit Suisse Group AG, 7.13% (callable at 100, 08/13/32)	02/10/26	205	194	—
CVC Cordatus Opportunity Loan Fund-R Designated Activity Company, Series DR-1X, 4.78%, 09/18/33	03/13/25	1,117	1,176	0.1
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	03/12/24	401	421	—
Darling Global Finance B.V., 4.50%, 07/15/32	06/18/25	451	450	—
DeepOcean AS, 6.00%, 04/08/31	09/24/25	168	168	—
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27	06/20/25	888	828	0.1
Deuce Finco PLC, 7.00%, 11/20/31	11/12/25	401	396	—
Deuce Finco PLC, 5.65%, 11/20/32	11/12/25	330	328	—
Deutsche Bank Aktiengesellschaft, 4.50% (callable at 100, 11/30/26)	05/17/24	195	228	—
Deutsche Bank Aktiengesellschaft, 4.63% (callable at 100, 10/30/27)	01/24/25	799	893	0.1
Deutsche Bank Aktiengesellschaft, 6.75% (callable at 100, 10/30/34)	11/24/25	461	456	—
Deutsche Bank Aktiengesellschaft, 7.13%	03/24/25	216	235	—
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	01/08/25	518	565	—
Dolcetto HoldCo S.p.A., 5.63%, 07/14/32	06/25/25	363	357	—
Dolcetto HoldCo S.p.A., 5.78%, 07/14/32	06/25/25	128	127	—
Duomo Bidco S.P.A., 5.31%, 01/15/32	11/25/25	464	455	—
Dynamo NewCo II GmbH, 6.25%, 10/15/31	09/25/24	206	189	—
Edge Finco PLC, 8.13%, 08/15/31	10/03/24	392	409	—
EDP, S.A., 4.63%, 09/16/54	09/09/24	219	230	—
Eircom Limited, 5.00%, 04/30/31	06/20/25	367	365	—
Electricite de France, 4.38% (callable at 100, 01/06/31)	09/29/25	350	335	—
Electricite de France, 5.13% (callable at 100, 09/17/29)	09/10/24	219	233	—
Electricite de France, 5.63% (callable at 100, 06/17/32)	09/10/24	221	237	—
Electricite de France, 7.38% (callable at 100, 06/17/35)	09/10/24	262	266	—
Elior Group, 5.63%, 03/15/30	02/25/26	462	445	—
ELM Park CLO Designated Activity Company, Series DR3-1X, 5.32%, 01/15/38	11/20/25	231	229	—
ENEL - SPA, 4.50% (callable at 100, 10/14/34)	01/07/26	347	328	—
Energean PLC, 5.63%, 05/12/31	10/29/25	232	225	—
Engineering S.R.L., 11.13%, 05/15/28	03/18/26	134	134	—
Eni S.P.A., 4.88% (callable at 100, 01/21/34)	01/14/25	332	372	—
Entain PLC, 4.88%, 11/30/31	01/12/26	236	227	—
EQUATE Petrochemical, 4.25%, 11/03/26	12/09/22	199	198	—
Eurobank S.A., 4.00%, 02/07/36	02/04/25	435	473	—
F.I.S. - Fabbrica Italiana Sintetici S.p.A., 5.28%, 02/05/31	01/28/26	141	133	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/24/24	469	471	—
Fiber Midco S.p.A., 10.00%, 06/15/29	05/09/24	309	238	—
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company, Series 2023-DR-1X, 4.68%, 02/15/38	02/07/25	454	493	—
Flutter Treasury Designated Activity Company, 4.00%, 06/04/31	05/22/25	329	326	—
Fortune Star (BVI) Limited, 6.80%, 09/09/29	10/27/25	200	189	—
Forvia, 2.75%, 02/15/27	05/18/23	189	204	—
FR Bondco, 6.88%, 10/31/32	11/05/25	208	198	—
Fressnapf Holding SE, 5.25%, 10/31/31	10/23/24	114	120	—
Froneri Lux Topco S.a r.l., 4.75%, 08/01/32	07/16/25	235	221	—
Garfunkelux Holdco 3 S.A., 9.00%, 09/01/28	09/11/25	1,080	1,091	0.1
Gategroup Finance (Luxembourg) S.A., 3.00%, 02/28/27	06/18/25	502	518	—
GC Treasury Center Company Limited, 6.50% (callable at 100, 09/10/30)	09/03/25	300	290	—
Global Switch Finance B.V., 1.38%, 10/07/30	07/24/24	244	258	—
Government of Ireland, 2.60%, 10/18/34	03/27/25	10,304	10,736	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Grand Round, Inc.	03/31/15	1,774	464	—
Grifols, S.A., 7.13%, 05/01/30	01/27/25	165	187	—
Grifols, S.A., 7.50%, 05/01/30	01/14/26	227	223	—
Grunenthal GmbH, 4.63%, 11/15/31	11/13/25	390	378	—
Gruppo San Donato S.P.A., 6.50%, 10/31/31	10/16/25	221	212	—
GTECH S.p.A., 4.88%, 01/31/31	04/24/25	313	320	—
Hambridge Euro CLO 1 Designated Activity Company, Series D-1X, 5.33%, 10/20/38	09/17/25	367	356	—
Hambridge Euro CLO 2 Designated Activity Company, Series D-2X, 0.00%, 01/20/39	02/27/26	473	461	—
Heathrow Finance PLC, 6.63%, 03/01/31	10/04/24	566	595	0.1
Heimstaden AB, 8.38%, 01/29/30	01/26/26	382	355	—
Heimstaden AB, 7.36%, 01/24/31	02/25/26	124	113	—
Heimstaden Bostad AB, 5.00% (callable at 100, 01/19/31)	01/13/26	319	296	—
Heimstaden Bostad AB, 1.38%, 03/03/27	03/13/24	230	248	—
HengTen Networks Group Limited, 0.00%, 01/31/27	01/26/26	256	243	—
Henley CLO XI Designated Activity Company, Series D-11X, 4.63%, 04/25/39	02/10/25	505	544	—
Henley CLO XII Designated Activity Company, Series D-12X, 5.12%, 01/15/38	10/22/24	345	366	—
I&M Holdings Limited, 5.38%, 07/08/31	04/01/25	134	133	—
Iberdrola Finance Ireland Designated Activity Company, 1.50%, 03/27/30	03/20/25	326	402	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	11/21/23	574	610	0.1
IHO Verwaltungs GmbH, 7.00%, 11/15/31	03/18/25	433	475	—
Iliad, 4.25%, 01/09/32	09/02/25	233	226	—
India Cleantech Energy, 4.70%, 08/10/26	02/12/25	221	221	—
INEOS Finance PLC, 7.25%, 03/31/31	09/23/25	449	398	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	03/05/24	467	415	—
INEOS Quattro Finance 2 plc, 6.75%, 04/15/30	10/02/24	183	148	—
ING Groep N.V., 7.25% (callable at 100, 11/16/34)	09/05/24	250	256	—
Intrum Investments and Financing AB, 8.00%, 09/11/27	07/17/25	655	660	0.1
ION Platform Finance S.a r.l., 6.50%, 09/30/30	09/30/25	283	230	—
ION Platform Finance S.a r.l., 6.88%, 09/30/32	09/30/25	218	171	—
IPD 3 B.V., 5.50%, 06/15/31	07/08/25	444	414	—
Irca S.P.A., 5.90%, 12/15/29	11/27/24	202	221	—
Iron Mountain Incorporated, 4.75%, 01/15/34	09/05/25	422	386	—
Italmatch Chemicals S.p.A., 6.15%, 02/05/31	01/29/26	251	234	—
Italmatch Chemicals S.p.A., 6.25%, 02/05/31	01/29/26	129	118	—
Itelyum Regeneration S.p.A., 5.75%, 04/15/30	03/26/25	305	306	—
Jawbone Inc.	01/25/17	—	—	—
Joint Stock Company Kaspi.Kz	06/26/24	520	416	—
Jubilee CLO 2024-XXIX Designated Activity Company, Series 2024-D-29X, 5.22%, 01/15/39	09/27/24	603	615	0.1
Kaixo Bondco Telecom S.A., 5.13%, 09/30/29	06/12/24	289	317	—
King US Bidco, Inc., 5.31%, 12/01/32	11/12/25	461	457	—
Kleopatra Finco S.a r.l., 6.00%, 01/30/31	02/12/26	541	517	—
Kondor Finance PLC, 7.13%, 07/19/26	05/21/24	136	118	—
Kronos International, Inc., 9.50%, 03/15/29	07/23/24	307	260	—
Kuaishou Technology	03/02/26	513	389	—
Kumba Iron Ore Ltd.	04/05/22	258	179	—
Lendlease Asia Treasury Pte. Ltd., 3.90% (callable at 100, 09/30/30)	09/22/25	195	191	—
Lion/Polaris Lux 4 S.A., 5.64%, 07/01/29	06/26/24	359	385	—
Lottomatica S.p.A., 5.38%, 06/01/30	05/14/24	148	161	—
Lottomatica S.p.A., 5.26%, 06/01/31	05/14/24	224	239	—
Loxama, 6.38%, 05/31/29	03/12/24	788	838	0.1
Luna 1.5 S.a r.l., 10.50%, 07/01/32	08/08/25	156	164	—
Luna 2.5 S.a r.l., 5.50%, 07/01/32	06/18/25	164	163	—
Lundin Gold Inc.	02/17/26	431	409	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	08/08/24	334	13	—
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag, 6.00%, 05/16/29	11/08/23	256	291	—
Maxam Prill S.a r.l., 6.00%, 07/15/30	06/26/25	1,010	969	0.1
Maya, 5.63%, 10/15/28	12/06/23	1,520	1,626	0.1
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29	02/13/25	313	308	—
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	06/11/25	346	346	—
Mehilainen Yhtiot Oy, 5.51%, 06/30/32	06/11/25	115	115	—
Meituan - Class B	02/24/26	207	208	—
MKS Inc., 4.25%, 02/15/34	01/28/26	806	745	0.1
Mobico Group PLC, 4.88%, 09/26/31	05/09/25	473	423	—
MONETA Money Bank, a.s.	05/22/24	67	92	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	02/13/25	170	171	—
Motion Finco S.a r.l., 7.38%, 06/15/30	07/09/24	214	193	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	01/30/25	349	385	—
Muangthai Capital Public Company Limited, 6.88%, 09/30/28	03/24/25	303	297	—
Muthoot Finance Limited, 6.38%, 03/02/30	08/26/25	295	291	—
Muthoot Finance Limited, 5.75%, 08/04/30	01/29/26	200	192	—
NAC Kazatomprom JSC	02/20/26	264	251	—
National Bank of Greece S.A., 5.80% (callable at 100, 08/12/31)	02/05/26	236	220	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
National Bank of Greece S.A., 5.88%, 06/28/35	07/25/24	225	242	—
Nationwide Building Society, 5.75% (callable at 100, 06/20/27)	07/25/24	264	282	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	09/09/24	726	753	0.1
New Immo Holding, 5.88%, 04/17/28	09/11/25	238	231	—
New Immo Holding, 4.88%, 12/08/28	06/05/25	461	452	—
Newbridge Park CLO Designated Activity Company, Series D-1X, 4.70%, 04/15/40	02/06/26	367	355	—
Nidda Healthcare Holding GmbH, 5.23%, 10/15/32	10/01/25	422	412	—
Nippon Steel Corporation, 0.00%, 02/14/29	02/24/26	1,117	1,091	0.1
Nippon Steel Corporation, 0.00%, 02/14/31	02/24/26	855	839	0.1
Nissan Motor Co., Ltd., 5.25%, 07/17/29	07/10/25	365	356	—
NN Group N.V., 5.75% (callable at 100, 09/11/34)	03/04/25	292	309	—
Oak-Eagle Acquireco, Inc., 6.25%, 07/01/33	03/24/26	898	913	0.1
Ocado Group PLC, 11.00%, 06/15/30	05/01/25	222	220	—
OEG Finance PLC, 7.25%, 09/27/29	06/30/25	775	764	0.1
Olympus Water US Holding Corporation, 6.13%, 02/15/33	09/25/25	377	359	—
Palmer Square European Loan Funding 2024-2 Designated Activity Company, Series 2024-D-2X, 5.13%, 05/15/34	07/16/24	414	438	—
Palmer Square European Loan Funding 2024-3 Designated Activity Company, Series 2024-D-3X, 5.03%, 05/15/34	10/17/24	346	369	—
Paprec Holding, 4.13%, 07/15/30	12/04/25	576	560	—
Penta CLO 17 Designated Activity Company, Series 2024-DR-17X, 4.61%, 02/15/39	02/04/26	307	288	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	10/03/24	371	375	—
PRA Group Europe Holding II S.a r.l., 6.25%, 09/30/32	11/04/25	156	152	—
PrestigeBidCo GmbH, 5.77%, 07/01/29	06/19/24	382	412	—
Prosus N.V., 4.03%, 08/03/50	07/25/25	210	210	—
Providus CLO II Designated Activity Company, Series DRR-2X, 5.22%, 10/15/38	09/19/24	386	395	—
Providus CLO XIV Designated Activity Company, Series D-14X, 4.92%, 04/18/40	01/23/26	236	231	—
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	05/14/25	139	146	—
PT Freeport Indonesia, 4.76%, 04/14/27	12/09/22	345	346	—
PT Freeport Indonesia, 6.20%, 04/14/52	02/20/25	298	291	—
PT Garuda Indonesia (Persero) Tbk, 6.50%, 12/28/31	02/27/26	215	193	—
Quintis Limited	11/03/17	1,905	—	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	12/18/25	389	382	—
RCI Banque, 6.13% (callable at 100, 09/24/30)	09/17/25	236	226	—
RCI Banque, 5.50%, 10/09/34	06/25/24	440	468	—
RCI Banque, 4.75%, 03/24/37	03/10/25	216	224	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	499	—	—
Resurgent Trade and Investment Ltd., 9.51%, 12/01/27	11/27/25	2,991	3,006	0.2
Rockford Tower Europe CLO 2025-1 Designated Activity Company, Series 2025-D-1X, 5.03%, 10/25/37	03/07/25	466	486	—
Rockford Tower Europe CLO 2025-3 Designated Activity Company, Series 2025-D-3X, 5.18%, 01/15/40	10/31/25	265	264	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	49	55	—
Rossini S.a r.l., 5.89%, 12/31/29	07/11/24	141	150	—
Rossini S.a r.l., 6.75%, 12/31/29	07/11/24	233	254	—
Samarco Mineracao S.A., 9.00%, 06/30/31	02/13/24	77	77	—
Sammaan Capital Limited, 7.50%, 10/16/30	10/09/25	275	269	—
Sappi Papier Holding GmbH, 4.50%, 03/15/32	03/05/25	250	239	—
SBI Life Insurance Company Limited	11/20/25	3,101	2,610	0.1
Schaeffler AG, 4.25%, 04/01/28	03/25/25	216	228	—
Schaeffler AG, 5.38%, 04/01/31	03/25/25	108	117	—
Schneider Electric SE, 1.25%, 09/23/33	09/16/25	830	807	0.1
Seche Environnement, 4.50%, 03/25/30	03/18/25	109	114	—
Shift4 Payments, LLC, 5.50%, 05/15/33	05/08/25	977	896	0.1
Signal Harmonic CLO I Designated Activity Company, Series DR-1X, 5.52%, 07/15/38	08/14/25	210	205	—
Silver Point Euro CLO 1, Designated Activity Company, Series D-1X, 5.10%, 01/15/39	10/21/25	360	355	—
SJM International Limited, 6.50%, 01/15/31	01/08/26	200	191	—
SoftBank Group Corp., 5.38%, 01/08/29	06/27/24	398	430	—
SoftBank Group Corp., 5.88%, 07/10/31	07/02/25	726	681	0.1
SoftBank Group Corp., 5.75%, 07/08/32	06/27/24	638	608	0.1
SoftBank Group Corp., 6.38%, 07/10/33	07/02/25	519	477	—
Sona Fios CLO III DAC, Series D-3X, 5.28%, 04/20/37	08/02/24	753	789	0.1
Sona Fios CLO V Designated Activity Company, Series D-5X, 5.33%, 08/25/38	07/08/25	305	298	—
Stellantis N.V., 6.25% (callable at 100, 03/16/31)	03/10/26	621	592	0.1
Stellantis N.V., 6.88% (callable at 100, 12/16/33)	03/10/26	663	627	0.1
Stellantis N.V., 8.25% (callable at 100, 06/16/32)	03/10/26	701	663	0.1
Stena International S.A., 7.25%, 01/15/31	03/10/25	798	799	0.1
Stonegate Pub Company Financing 2019 PLC, 8.62%, 07/31/29	07/31/24	198	206	—
Stonegate Pub Company Financing 2019 PLC, 10.75%, 07/31/29	07/31/24	474	482	—
Studio City Finance Limited, 5.00%, 01/15/29	02/13/25	281	281	—
Summer (BC) Holdco B S.a r.l., 5.88%, 02/15/30	02/07/25	392	351	—
Summer (BC) Holdco B S.a r.l., 6.23%, 02/15/30	02/07/25	206	201	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TeamSystem S.p.A., 5.00%, 07/01/31	06/18/25	185	172	—
TeamSystem S.p.A., 5.52%, 07/31/31	07/17/24	129	130	—
Telefonica Emisiones S.A., 4.38% (callable at 100, 01/19/31)	01/12/26	233	223	—
Telefonica Emisiones S.A., 4.88% (callable at 100, 01/19/34)	01/12/26	467	437	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	11/13/25	282	280	—
Texas Debt Capital Euro CLO 2025-I Designated Activity Company, Series 2025-D-1X, 5.02%, 04/16/39	03/13/25	564	589	0.1
Thames Water Utilities Finance PLC, 4.00%, 06/19/27	04/16/24	988	742	0.1
The Hashemite Kingdom of Jordan, The Government of, 5.85%, 07/07/30	01/28/26	202	196	—
The Unique Pub Finance Company PLC, 6.46%, 03/30/32	02/12/24	567	588	0.1
Tikehau CLO XII Designated Activity Company, Series D-12X, 5.28%, 10/20/38	06/27/24	610	655	0.1
TK Elevator Midco GmbH, 4.38%, 07/15/27	02/13/23	272	292	—
TUI Cruises GmbH, 5.00%, 05/15/30	11/19/24	170	180	—
Unibail-Rodamco-Westfield SE, 4.75% (callable at 100, 06/11/31)	09/02/25	463	457	—
United Group B.V., 6.50%, 10/31/31	10/09/24	170	177	—
United Overseas Bank Limited, 3.00% (callable at 100, 01/21/33)	01/14/26	194	192	—
Vedanta Resources Limited, 10.88%, 09/17/29	02/13/25	311	314	—
Veolia Environnement, 4.32% (callable at 100, 10/24/32)	09/17/25	236	224	—
Verisure Midholding AB, 5.25%, 02/15/29	01/25/23	729	812	0.1
VFU Funding PLC, 9.62%, 02/11/27	06/21/23	141	149	—
Victory Street CLO I Designated Activity Company, Series D-1X, 5.47%, 01/15/38	11/04/24	522	552	—
Victory Street CLO II Designated Activity Company, Series D-2X, 5.17%, 01/15/39	10/31/25	438	432	—
VINCI, 0.75%, 03/04/31	02/25/26	354	329	—
Virgin Media O2 Vendor Financing Notes V Designated Activity Company, 7.88%, 03/15/32	07/31/25	188	163	—
Virgin Media O2 Vendor Financing Notes VII Designated Activity Company, 7.50%, 07/15/33	01/27/26	457	387	—
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	10/03/23	419	465	—
Virgin Media Secured Finance PLC, 4.13%, 08/15/30	01/16/24	492	495	—
Vivion Investments S.a r.l., 8.13% (callable at 100, 03/08/31)	11/21/25	444	387	—
Vivion Investments S.a r.l., 8.25%, 08/31/28	12/13/24	126	142	—
Vivion Investments S.a r.l., 8.25%, 02/28/29	11/21/25	490	491	—
Vivion Investments S.a r.l., 5.63%, 06/08/30	11/20/25	651	614	0.1
Vlada Crne Gore, 2.88%, 12/16/27	03/15/24	111	119	—
Vlada NA Republika Severna Makedonija, 6.96%, 03/13/27	11/03/23	124	135	—
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	01/27/25	356	361	—
Vodafone Group Public Limited Company, 8.00%, 08/30/86	03/15/24	308	315	—
Volkswagen International Finance N.V., 5.49% (callable at 100, 11/15/30)	05/12/25	111	115	—
Volkswagen International Finance N.V., 5.99% (callable at 100, 11/15/33)	05/12/25	222	231	—
Vonovia SE, 0.88%, 05/20/32	05/13/25	224	220	—
VZ Secured Financing B.V., 5.25%, 01/15/33	09/08/25	638	579	0.1
VZ Vendor Financing II B.V., 2.88%, 01/15/29	03/12/24	799	828	0.1
Wintershall Dea GmbH, 6.12% (callable at 100, 05/08/30)	04/29/25	381	391	—
WuXi Biologics (Cayman) Inc.	03/31/26	65	67	—
Zegona Finance PLC, 6.75%, 07/15/29	10/23/24	170	183	—
Zegona Finance PLC, 6.75%, 07/15/29	07/30/25	363	363	—
ZF Friedrichshafen AG, 7.00%, 06/12/30	06/04/25	342	354	—
ZF Friedrichshafen AG, 5.50%, 02/17/32	02/09/26	477	436	—
ZTO Express (Cayman) Inc., 0.93%, 03/01/31	02/04/26	1,295	1,294	0.1
		134,910	130,821	5.4

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	148	March 2028		35,777	7	(37)
3 Month SOFR Index	148	March 2029		35,696	13	9
Australia 10 Year Bond	153	June 2026	AUD	16,648	86	(115)
Australia 3 Year Bond	405	June 2026	AUD	42,198	51	(156)
Chicago Board Options Exchange Volatility Index	4	September 2026		89	(2)	8
Euro BOBL	546	June 2026	EUR	63,973	51	(1,095)
Euro Bund	178	June 2026	EUR	22,671	43	(406)
Euro OAT	105	June 2026	EUR	12,781	36	(368)
Euro Schatz	55	June 2026	EUR	5,866	—	(57)
FTSE 100 Index	2	June 2026	GBP	208	2	(6)
Italy Government BTP Bond	90	June 2026	EUR	10,804	68	(390)
Italy Short Term Government BTP Bond	45	June 2026	EUR	4,799	5	(41)
Japan 10 Year Bond	19	June 2026	JPY	2,505,599	(4)	(187)
KOSPI 200 Index	136	June 2026	KRW	28,150,724	(720)	(1,730)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Gilt	94	June 2026	GBP	8,537	15	(380)
NIFTY 50 Index	129	April 2026		5,903	13	(103)
Nikkei 225 Index	135	June 2026	JPY	7,310,000	(757)	(2,559)
Russell 2000 Index	174	June 2026		21,933	731	(77)
S&P 500 Index	155	June 2026		51,631	1,414	(707)
STOXX Banks Index	468	June 2026	EUR	5,624	72	(181)
United States 2 Year Note	2,730	July 2026		568,600	213	(2,274)
United States Long Bond	160	June 2026		18,721	60	(501)
United States Ultra Bond	675	June 2026		80,475	148	(1,795)
					1,545	(13,148)
Short Contracts
Chicago Board Options Exchange Volatility Index	(1)	April 2026		(21)	9	(4)
Chicago Board Options Exchange Volatility Index	(3)	May 2026		(71)	3	(2)
Euro Buxl 30 Year Bond	(14)	June 2026	EUR	(1,562)	(12)	21
Euro STOXX 50 Price Index	(31)	June 2026	EUR	(1,701)	(13)	(4)
NASDAQ 100 Stock Index	(412)	June 2026		(204,996)	(6,388)	7,937
Nikkei 225 Index	(8)	June 2026	JPY	(214,664)	17	59
United States 10 Year Note	(1,469)	June 2026		(165,658)	(344)	2,530
United States 10 Year Ultra Bond	(2,239)	June 2026		(258,979)	(665)	4,817
United States 5 Year Note	(2,651)	July 2026		(288,203)	(373)	1,419
					(7,766)	16,773

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	7.73	(M)	06/19/26	MXN	46,101	—	(5)
28-Day MEXIBOR (M)	Receiving	6.91	(M)	09/11/26	MXN	64,170	—	(2)
28-Day MEXIBOR (M)	Receiving	8.97	(M)	12/14/29	MXN	9,218	(1)	(13)
28-Day MEXIBOR (M)	Receiving	8.65	(M)	02/07/30	MXN	9,850	(1)	(9)
28-Day MEXIBOR (M)	Receiving	7.73	(M)	05/06/30	MXN	4,433	(1)	3
28-Day MEXIBOR (M)	Paying	7.73	(M)	05/11/26	MXN	23,608	—	1
28-Day MEXIBOR (M)	Paying	9.26	(M)	11/18/26	MXN	368,829	5	255
28-Day MEXIBOR (M)	Paying	9.04	(M)	11/14/29	MXN	135,897	18	209
28-Day MEXIBOR (M)	Paying	7.82	(M)	06/07/30	MXN	8,813	1	(4)
28-Day MEXIBOR (M)	Paying	7.72	(M)	06/24/30	MXN	5,735	1	(4)
28-Day MEXIBOR (M)	Paying	7.69	(M)	07/30/30	MXN	32,764	5	(26)
28-Day MEXIBOR (M)	Paying	8.05	(M)	03/31/31	MXN	11,916	3	(2)
28-Day MEXIBOR (M)	Paying	8.09	(M)	03/31/31	MXN	10,712	2	(1)
28-Day MEXIBOR (M)	Paying	8.17	(M)	03/31/31	MXN	1,834	—	—
28-Day MEXIBOR (M)	Paying	8.27	(M)	12/05/35	MXN	6,570	1	(5)
3M JIBAR (Q)	Receiving	8.15	(Q)	05/07/26	ZAR	44,841	—	(2)
3M JIBAR (Q)	Receiving	6.94	(Q)	09/17/26	ZAR	37,265	—	—
3M JIBAR (Q)	Receiving	6.92	(Q)	09/23/26	ZAR	7,160	—	—
3M JIBAR (Q)	Receiving	7.25	(Q)	03/19/27	ZAR	17,380	—	—
3M JIBAR (Q)	Receiving	6.99	(Q)	09/17/27	ZAR	7,821	(1)	2
3M JIBAR (Q)	Receiving	7.94	(Q)	03/19/30	ZAR	32,421	(9)	(20)
3M JIBAR (Q)	Receiving	7.60	(Q)	09/17/30	ZAR	14,589	(5)	2
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	24	270
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	12	135
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	12	137
3M KLIBOR (Q)	Receiving	3.33	(Q)	03/18/28	MYR	3,894	1	2
6M BUBOR (S)	Paying	6.50	(A)	03/19/27	HUF	194,072	—	(3)
6M BUBOR (S)	Paying	5.68	(A)	09/17/27	HUF	270,932	1	(15)
6M BUBOR (S)	Paying	5.76	(A)	09/17/27	HUF	408,000	2	(21)
6M BUBOR (S)	Paying	6.55	(A)	03/19/30	HUF	77,570	1	(5)
6M BUBOR (S)	Paying	5.96	(A)	09/17/30	HUF	34,906	—	(4)
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	(73)	2,420
6M EURIBOR (S)	Paying	3.00	(S)	03/05/29	EUR	23,857	93	136
6M EURIBOR (S)	Paying	2.90	(A)	04/30/29	EUR	26,623	73	14
6M EURIBOR (S)	Paying	2.87	(A)	06/11/29	EUR	19,266	46	(9)
6M EURIBOR (S)	Paying	2.20	(A)	06/04/30	EUR	4,886	17	(145)
6M PRIBOR (S)	Receiving	3.58	(A)	03/18/31	CZK	2,682	—	5
6M PRIBOR (S)	Receiving	3.62	(A)	03/18/31	CZK	2,690	—	4
6M PRIBOR (S)	Paying	3.46	(A)	03/19/30	CZK	18,218	1	(27)
6M PRIBOR (S)	Paying	3.56	(A)	06/18/30	CZK	4,572	—	(7)
6M PRIBOR (S)	Paying	3.66	(A)	06/18/30	CZK	7,410	—	(10)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M PRIBOR (S)	Paying	3.41	(A)	09/17/30	CZK	13,590	—	(25)
6M PRIBOR (S)	Paying	3.55	(A)	09/17/30	CZK	17,667	1	(27)
6M PRIBOR (S)	Paying	3.91	(A)	12/17/30	CZK	35,969	2	(33)
6M WIBOR (S)	Receiving	4.21	(A)	09/17/26	PLN	3,178	(1)	(1)
6M WIBOR (S)	Receiving	5.24	(S)	09/19/26	PLN	7,062	(2)	(12)
6M WIBOR (S)	Receiving	5.13	(A)	03/19/27	PLN	3,523	(1)	(8)
6M WIBOR (S)	Receiving	5.14	(A)	03/19/27	PLN	5,872	(1)	(14)
6M WIBOR (S)	Receiving	3.97	(A)	09/17/27	PLN	4,228	(1)	5
6M WIBOR (S)	Receiving	4.08	(A)	12/17/30	PLN	1,504	—	8
6M WIBOR (S)	Receiving	4.10	(A)	12/17/30	PLN	1,527	—	8
6M WIBOR (S)	Receiving	4.08	(A)	12/17/30	PLN	1,527	—	8
6M WIBOR (S)	Receiving	4.40	(A)	06/17/31	PLN	2,258	—	6
6M WIBOR (S)	Receiving	4.12	(A)	06/17/31	PLN	2,269	—	13
7-Day China Fixing Repo Rate (Q)	Paying	1.59	(Q)	12/17/28	CNY	13,721	1	3
7-Day China Fixing Repo Rate (Q)	Paying	1.45	(Q)	09/17/30	CNY	10,526	1	(9)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.38	(A)	03/30/28	JPY	742,913	(3)	(2)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.32	(A)	03/30/28	JPY	800,061	(4)	4
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.34	(A)	03/30/28	JPY	804,446	(4)	2
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.39	(A)	03/30/28	JPY	804,822	(4)	(3)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.32	(A)	03/30/28	JPY	812,842	(4)	4
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/06/54	JPY	440,458	11	(869)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/11/54	JPY	440,458	11	(869)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.58	(A)	10/08/55	JPY	40,200	1	(22)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.87	(A)	03/30/56	JPY	229,674	7	(44)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.88	(A)	03/30/56	JPY	229,935	7	(40)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.89	(A)	03/30/56	JPY	231,427	7	(38)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.95	(A)	03/30/56	JPY	229,508	(19)	(21)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.98	(A)	03/30/56	JPY	270,509	(10)	(13)
BRAZIBOR (A)	Receiving	13.88	(A)	01/04/27	BRL	14,302	5	11
BRAZIBOR (A)	Paying	13.80	(A)	01/03/28	BRL	2,634	2	—
BRAZIBOR (A)	Paying	13.14	(A)	01/02/29	BRL	2,906	—	(8)
BRAZIBOR (A)	Paying	13.01	(A)	01/02/29	BRL	5,889	—	(19)
BRAZIBOR (A)	Paying	13.18	(A)	01/02/31	BRL	2,157	3	(5)
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	58	(230)
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	(1)	22
MIBOR (S)	Paying	6.34	(S)	03/20/27	INR	304,464	(3)	11
MIBOR (S)	Paying	6.26	(S)	03/20/29	INR	94,215	(3)	(7)
MIBOR (S)	Paying	6.30	(S)	03/20/29	INR	115,151	(3)	(7)
MIBOR (S)	Paying	6.51	(S)	06/17/31	INR	95,549	(1)	(14)
MIBOR (S)	Paying	6.34	(S)	03/20/34	INR	38,724	(2)	(14)
MIBOR (S)	Paying	6.35	(S)	03/20/34	INR	38,724	(2)	(14)
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	197	(1,828)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	27	150
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/17/28	GBP	9,358	33	(38)
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/21/28	GBP	9,372	33	(38)
Sterling Overnight Index Average Rate (A)	Paying	4.00	(A)	01/16/30	GBP	20,893	94	(190)
Sterling Overnight Index Average Rate (A)	Paying	4.10	(A)	11/07/54	GBP	7,500	65	(1,064)
Sterling Overnight Index Average Rate (A)	Paying	4.45	(A)	12/04/55	GBP	3,554	32	(262)
Thai Overnight Repurchase Rate (Q)	Receiving	1.35	(Q)	09/17/35	THB	1,613	3	2
Thai Overnight Repurchase Rate (Q)	Paying	1.62	(Q)	06/17/31	THB	40,730	(9)	(9)
Thai Overnight Repurchase Rate (Q)	Paying	1.38	(Q)	09/17/35	THB	1,613	(3)	(3)
U.S. SOFR (A)	Receiving	3.45	(A)	01/26/28		36,886	(14)	133
U.S. SOFR (A)	Receiving	3.27	(A)	02/05/28		37,186	(14)	251
U.S. SOFR (A)	Receiving	3.46	(A)	12/15/36		7,381	(3)	279
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	1	(34)
U.S. SOFR (A)	Receiving	3.65	(A)	11/03/53		8,127	24	688
U.S. SOFR (A)	Receiving	3.65	(A)	11/02/54		74,211	238	6,283
U.S. SOFR (A)	Paying	4.93	(A)	04/26/26		172,694	1	111
U.S. SOFR (A)	Paying	4.50	(A)	05/08/26		38,002	—	27
U.S. SOFR (A)	Paying	4.35	(A)	07/22/26		16,524	1	29
U.S. SOFR (A)	Paying	4.00	(A)	10/28/26		59,862	6	84
U.S. SOFR (A)	Paying	4.07	(A)	01/14/27		55,300	10	146
U.S. SOFR (A)	Paying	4.73	(A)	04/26/27		206,451	56	2,087
U.S. SOFR (A)	Paying	4.10	(A)	05/30/27		45,464	13	199
U.S. SOFR (A)	Paying	4.15	(A)	05/30/27		45,464	13	224
U.S. SOFR (A)	Paying	4.20	(A)	10/23/27		15,436	6	120
U.S. SOFR (A)	Paying	3.23	(A)	12/11/27		55,264	13	(206)
U.S. SOFR (A)	Paying	4.00	(A)	01/26/28		36,886	14	222
U.S. SOFR (A)	Paying	3.50	(A)	08/20/28		37,166	15	(94)
U.S. SOFR (A)	Paying	4.50	(A)	04/26/29		265,430	156	6,749

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	4.00	(A)	05/06/29	37,974	22	458
U.S. SOFR (A)	Paying	3.66	(A)	10/10/29	18,554	12	43
U.S. SOFR (A)	Paying	4.00	(A)	01/23/30	20,893	15	303
U.S. SOFR (A)	Paying	3.23	(A)	02/19/30	20,761	14	(276)
U.S. SOFR (A)	Paying	3.90	(A)	02/24/30	18,047	13	201
U.S. SOFR (A)	Paying	4.35	(A)	04/26/34	203,666	222	7,675
U.S. SOFR (A)	Paying	3.66	(A)	10/10/34	12,495	13	(136)
U.S. SOFR (A)	Paying	3.67	(A)	12/26/34	21,606	22	(239)
U.S. SOFR (A)	Paying	3.70	(A)	01/06/35	16,913	17	(152)
U.S. SOFR (A)	Paying	3.75	(A)	03/27/35	16,742	16	(101)
U.S. SOFR (A)	Paying	3.75	(A)	07/09/35	8,525	8	(63)
U.S. SOFR (A)	Paying	4.07	(A)	04/26/54	8,103	(25)	(154)
						1,633	22,570

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(55)	—	223
CDX.NA.HY.41.V2 (Q)	N/A	5.00	12/20/28	936	(48)	(6)	(42)
CDX.NA.HY.44.V2 (Q)	N/A	5.00	06/20/30	6,876	(401)	(57)	82
CDX.NA.HY.45.V2 (Q)	N/A	5.00	12/20/30	4,929	(260)	(44)	78
CDX.NA.IG.44 (Q)	N/A	1.00	06/20/30	3,471	(62)	(6)	14
ITRAXX.EUR.XO.44 (Q)	N/A	5.00	12/20/30	4,150	(348)	(24)	51
ITRAXX.EUR.XO.45 (Q)	N/A	5.00	06/20/31	5,035	(365)	(33)	5
					(1,539)	(170)	411
Credit default swap agreements - sell protection
Ardagh Packaging Holdings Limited (Q)	10.32	5.00	06/20/30	(22)	(4)	—	(4)
CDX.NA.HY.39.V4 (Q)	2.47	5.00	12/20/27	(3,189)	132	19	130
CDX.NA.HY.41.V2 (Q)	2.94	5.00	12/20/28	(6,116)	312	39	89
CDX.NA.IG.39 (Q)	0.27	1.00	12/20/27	(2,318)	28	2	24
ITRAXX.EUR.XO.42.V4 (Q)	2.83	5.00	12/20/29	(15,228)	1,260	87	(282)
ITRAXX.EUR.XO.43.V3 (Q)	2.86	5.00	06/20/30	(1,596)	145	6	(33)
					1,873	153	(76)

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Abbott Laboratories	Call	120.00	05/15/26	46	552	1
AbbVie Inc.	Call	250.00	05/15/26	22	550	2
Advanced Micro Devices, Inc.	Call	220.00	05/15/26	67	1,474	66
Alphabet Inc.	Call	340.00	05/15/26	98	3,332	12
Amazon.com, Inc.	Call	215.00	04/17/26	468	10,062	154
Amazon.com, Inc.	Call	235.00	05/15/26	55	1,293	16
Apple Inc.	Call	275.00	05/15/26	99	2,723	27
Bank of America Corporation	Call	50.00	05/15/26	105	525	18
Boeing Company, The	Call	235.00	05/15/26	24	564	4
Broadcom Inc.	Call	380.00	05/15/26	30	1,140	6
Cameco Corporation	Call	125.00	05/15/26	44	550	16
Caterpillar Inc.	Call	780.00	05/15/26	7	546	13
Cheniere Energy, Inc.	Call	320.00	06/18/26	55	1,760	51
Cisco Systems, Inc.	Call	85.00	05/15/26	65	553	7
Citizens Financial Group, Inc.	Call	65.00	04/17/26	197	1,281	8
CSX Corporation	Call	45.00	05/15/26	126	567	6
Delta Air Lines, Inc.	Call	75.00	04/17/26	628	4,710	50
Edwards Lifesciences Corporation	Call	95.00	05/15/26	60	570	3
Eli Lilly and Company	Call	1,100.00	05/15/26	11	1,210	8
Eli Lilly and Company	Call	1,000.00	05/15/26	35	3,500	94
GE Vernova Inc.	Call	930.00	05/15/26	6	558	27
GE Vernova Inc.	Call	860.00	05/15/26	62	5,332	486
General Electric Company	Call	350.00	05/15/26	16	560	2
Home Depot, Inc. , The	Call	400.00	04/17/26	36	1,440	—
Home Depot, Inc. , The	Call	385.00	05/15/26	15	578	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Honeywell International Inc.	Call	260.00	05/15/26	21	546	2
Intel Corporation	Call	52.50	05/15/26	106	557	16
Intuitive Surgical, Inc.	Call	540.00	05/15/26	10	540	4
Invesco QQQ Trust Series I	Call	608.00	04/10/26	254	15,443	9
Invesco QQQ Trust Series I	Call	615.00	04/17/26	94	5,781	5
iShares Expanded Tech-Software Sector ETF	Call	90.00	04/17/26	350	3,150	6
iShares Expanded Tech-Software Sector ETF	Call	85.00	05/15/26	761	6,469	142
iShares MSCI Emerging Markets ETF	Call	65.00	04/17/26	924	6,006	3
iShares Russell 2000 ETF	Put	215.00	04/17/26	110	2,365	5
JPMorgan Chase & Co.	Call	315.00	05/15/26	18	567	8
Lam Research Corporation	Call	240.00	05/15/26	23	552	24
Lionsgate Studios Corp.	Call	12.00	06/18/26	172	206	11
Lowe`s Companies, Inc.	Call	300.00	04/17/26	56	1,680	—
MasterCard Incorporated	Call	555.00	05/15/26	10	555	4
McKesson Corporation	Call	1,020.00	05/15/26	5	510	2
Merck & Co., Inc.	Call	130.00	05/15/26	44	572	8
Meta Platforms, Inc.	Call	720.00	05/15/26	10	720	2
Micron Technology, Inc.	Call	460.00	05/15/26	13	598	6
Micron Technology, Inc.	Put	380.00	05/15/26	76	2,888	440
Microsoft Corporation	Call	445.00	05/15/26	55	2,448	7
MongoDB, Inc.	Call	300.00	05/15/26	19	570	8
Netflix, Inc.	Call	105.00	05/15/26	54	567	12
NVIDIA Corporation	Call	200.00	05/15/26	187	3,740	27
NVIDIA Corporation	Put	170.00	06/18/26	546	9,282	584
NVIDIA Corporation	Put	180.00	07/17/26	610	10,980	1,037
Oracle Corporation	Call	180.00	05/15/26	31	558	5
Palantir Technologies Inc.	Call	165.00	05/15/26	33	545	17
Philip Morris International Inc.	Call	185.00	05/15/26	30	555	5
Rockwell Automation, Inc.	Call	370.00	05/15/26	61	2,257	101
Sabre Corporation	Call	3.00	04/17/26	142	43	—
Sabre Corporation	Call	2.00	04/17/26	237	47	—
SPDR Gold Shares	Call	520.00	04/17/26	1,576	81,952	55
SPDR Gold Shares	Call	495.00	05/15/26	2,135	105,683	854
SPDR Gold Shares	Put	380.00	04/17/26	1,261	47,918	240
State Street SPDR S&P 500 ETF	Call	700.00	04/17/26	288	20,160	3
State Street SPDR S&P 500 ETF	Put	650.00	04/17/26	93	6,045	107
Tesla Inc.	Call	450.00	05/15/26	15	675	5
Thermo Fisher Scientific Inc.	Call	540.00	05/15/26	10	540	7
Trane Technologies Public Limited Company	Call	470.00	05/15/26	12	564	4
United Airlines Holdings, Inc.	Call	115.00	04/17/26	46	529	2
United Airlines Holdings, Inc.	Call	115.00	05/15/26	314	3,611	53
Vertiv Holdings Co	Call	260.00	04/17/26	385	10,010	371
Vertiv Holdings Co	Call	300.00	05/15/26	19	570	15
Vistra Corp.	Call	175.00	05/15/26	32	560	14
Walmart Inc.	Call	135.00	05/15/26	81	1,094	9
Walmart Inc.	Put	125.00	04/17/26	218	2,725	66
Walt Disney Company, The	Call	110.00	04/17/26	392	4,312	2
Walt Disney Company, The	Call	110.00	05/15/26	50	550	4
Wells Fargo & Company	Call	85.00	05/15/26	66	561	12
Williams Companies, Inc., The	Call	75.00	04/17/26	222	1,665	21
						5,422

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.45.V2, 12/20/30	MSC	Put		103.00	04/15/26	3,240,000		3,240	10

Foreign Currency Options
AUD/USD Spot Rate	GSC	Call		0.69	07/06/26	754,000	AUD	754	13
EUR/BRL Spot Rate	CIT	Call	BRL	6.29	04/09/26	344,000	EUR	344	—
USD/BRL Spot Rate	UBS	Call	BRL	5.45	04/27/26	963,000		963	4
USD/CLP Spot Rate	HSB	Call	CLP	910.00	04/13/26	287,000		287	7
USD/COP Spot Rate	MSC	Call	COP	3,850.00	05/22/26	569,000		569	6
USD/COP Spot Rate	UBS	Call	COP	3,920.00	05/27/26	618,000		618	5
USD/MXN Spot Rate	JPM	Call	MXN	18.10	04/22/26	357,000		357	4
USD/NOK Spot Rate	BNP	Call	NOK	10.00	05/15/26	3,962,735		3,963	24
USD/THB Spot Rate	BOA	Call	THB	33.00	04/22/26	340,000		340	2
USD/THB Spot Rate	MSC	Call	THB	32.00	04/09/26	276,000		276	6
USD/ZAR Spot Rate	MSC	Call	ZAR	16.60	04/01/26	760,000		760	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
AUD/USD Spot Rate	HSB	Put		0.67	05/01/26	5,700,000	AUD	5,700	19
EUR/USD Spot Rate	BNP	Put		1.14	04/28/26	3,986,596	EUR	3,987	16
EUR/USD Spot Rate	GSC	Put		1.17	04/01/26	1,059,000	EUR	1,059	11
EUR/USD Spot Rate	SGS	Put		1.14	04/15/26	796,000	EUR	796	2
USD/CLP Spot Rate	DUB	Put	CLP	850.00	04/13/26	287,000		287	—
USD/HUF Spot Rate	BCL	Put	HUF	333.00	04/28/26	755,000		755	17
USD/HUF Spot Rate	HSB	Put	HUF	333.00	04/01/26	755,000		755	3
USD/HUF Spot Rate	MSC	Put	HUF	335.00	04/08/26	1,103,000		1,103	15
USD/IDR Spot Rate	HSB	Put	IDR	16,400.00	05/04/26	2,150,000		2,150	—
USD/INR Spot Rate	HSB	Put	INR	92.40	01/08/27	951,000		951	5
									175
Index Options
KOSPI 200 Index	JPM	Call	KRW	870.00	05/14/26	19	KRW	4,132,500	51
Nikkei 225 Index	BOA	Call	JPY	56,000.00	05/08/26	8	JPY	448,000	30
									81
Interest Rate Swaptions
U.S. SOFR, 05/04/56	BOA	Call		3.55	04/30/26	22,686,000		22,686	4
U.S. SOFR, 06/10/27	GSC	Call		3.00	06/08/26	111,620,002		111,620	31
U.S. SOFR, 07/15/28	GSC	Call		3.35	07/13/26	2,450,000		2,450	7
									42
Options on Securities
EssilorLuxottica	BOA	Call	EUR	280.00	04/17/26	56	EUR	1,568	—
Safran	BOA	Call	EUR	350.00	04/17/26	48	EUR	1,680	—
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	BOA	Call	EUR	68.00	05/15/26	30	EUR	1,020	17
ASML Holding N.V.	BOA	Put	EUR	1,120.00	06/19/26	38	EUR	4,256	455
									472

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Abbott Laboratories	Put	95.00	06/18/26	46	437	(12)
AbbVie Inc.	Put	185.00	05/15/26	61	1,129	(11)
AbbVie Inc.	Put	195.00	06/18/26	22	429	(11)
Advanced Micro Devices, Inc.	Call	250.00	05/15/26	134	3,350	(42)
Alphabet Inc.	Put	260.00	05/15/26	82	2,132	(44)
Alphabet Inc.	Put	265.00	05/15/26	66	1,749	(44)
Alphabet Inc.	Put	260.00	06/18/26	98	2,548	(80)
Alphabet Inc.	Put	210.00	09/18/26	91	1,911	(39)
Amazon.com, Inc.	Put	185.00	05/15/26	183	3,386	(76)
Amazon.com, Inc.	Put	180.00	06/18/26	55	990	(27)
Amazon.com, Inc.	Put	155.00	09/18/26	121	1,876	(51)
Apple Inc.	Put	235.00	05/15/26	75	1,763	(34)
Apple Inc.	Put	220.00	06/18/26	99	2,178	(39)
Bank of America Corporation	Put	45.00	06/18/26	240	1,080	(35)
Bank of America Corporation	Put	40.00	06/18/26	105	420	(7)
Boeing Company, The	Put	180.00	06/18/26	24	432	(16)
Boston Scientific Corporation	Put	75.00	04/17/26	134	1,005	(174)
Boston Scientific Corporation	Put	70.00	05/15/26	172	1,204	(142)
Boston Scientific Corporation	Put	65.00	05/15/26	167	1,086	(80)
Broadcom Inc.	Put	250.00	05/15/26	79	1,975	(28)
Broadcom Inc.	Put	280.00	06/18/26	30	840	(46)
Broadcom Inc.	Put	280.00	09/18/26	80	2,240	(202)
Broadcom Inc.	Put	210.00	09/18/26	83	1,743	(59)
Cameco Corporation	Put	90.00	06/18/26	156	1,404	(64)
Cameco Corporation	Put	95.00	06/18/26	44	418	(24)
Cameco Corporation	Put	80.00	06/18/26	165	1,320	(33)
Cameco Corporation	Put	85.00	06/18/26	119	1,012	(35)
Capital One Financial Corporation	Put	190.00	06/18/26	59	1,121	(105)
Caterpillar Inc.	Put	600.00	06/18/26	7	420	(13)
Cheniere Energy, Inc.	Put	260.00	06/18/26	55	1,430	(57)
Cisco Systems, Inc.	Put	70.00	06/18/26	163	1,141	(34)
Cisco Systems, Inc.	Put	65.00	06/18/26	65	423	(8)
Citigroup Inc.	Put	100.00	05/15/26	113	1,130	(25)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Citizens Financial Group, Inc.	Put	57.50	04/17/26	197	1,133	(23)
Costco Wholesale Corporation	Put	860.00	05/15/26	14	1,204	(5)
CRH Public Limited Company	Put	105.00	05/15/26	110	1,155	(60)
CSX Corporation	Put	35.00	06/18/26	126	441	(8)
D.R. Horton, Inc.	Put	135.00	05/15/26	83	1,121	(60)
Delta Air Lines, Inc.	Call	90.00	04/17/26	628	5,652	(3)
Delta Air Lines, Inc.	Put	65.00	04/17/26	628	4,082	(178)
Delta Air Lines, Inc.	Put	60.00	05/15/26	192	1,152	(44)
Edwards Lifesciences Corporation	Put	70.00	05/15/26	164	1,148	(22)
Edwards Lifesciences Corporation	Put	70.00	06/18/26	60	420	(10)
Eli Lilly and Company	Call	1,080.00	05/15/26	35	3,780	(38)
Eli Lilly and Company	Put	840.00	05/15/26	35	2,940	(95)
Eli Lilly and Company	Put	900.00	06/18/26	13	1,170	(78)
Eli Lilly and Company	Put	850.00	06/18/26	11	935	(44)
Estee Lauder Companies Inc., The	Put	85.00	06/18/26	312	2,652	(507)
Exxon Mobil Corporation	Put	125.00	05/15/26	91	1,138	(3)
Fifth Third Bancorp	Put	45.00	05/15/26	243	1,094	(41)
Freeport-McMoRan Inc.	Put	50.00	05/15/26	214	1,070	(31)
GE Vernova Inc.	Call	1,000.00	05/15/26	44	4,400	(104)
GE Vernova Inc.	Put	780.00	05/15/26	18	1,404	(62)
GE Vernova Inc.	Put	700.00	05/15/26	62	4,340	(102)
GE Vernova Inc.	Put	700.00	06/18/26	23	1,610	(64)
General Electric Company	Put	260.00	05/15/26	44	1,144	(34)
General Electric Company	Put	260.00	06/18/26	16	416	(17)
Goldman Sachs Group, Inc., The	Put	760.00	05/15/26	14	1,064	(25)
Hilton Worldwide Holdings Inc.	Put	260.00	06/18/26	44	1,144	(21)
Home Depot, Inc. , The	Put	355.00	04/17/26	36	1,278	(97)
Home Depot, Inc. , The	Put	325.00	05/15/26	34	1,105	(38)
Home Depot, Inc. , The	Put	300.00	06/18/26	15	450	(13)
Honeywell International Inc.	Put	200.00	06/18/26	21	420	(7)
Intel Corporation	Put	36.00	06/18/26	106	382	(19)
Intel Corporation	Put	35.00	06/18/26	690	2,415	(104)
Intuitive Surgical, Inc.	Put	400.00	05/15/26	28	1,120	(20)
Intuitive Surgical, Inc.	Put	420.00	06/18/26	10	420	(15)
Invesco QQQ Trust Series I	Put	580.00	04/17/26	94	5,452	(122)
iShares Expanded Tech-Software Sector ETF	Put	72.00	04/17/26	689	4,961	(34)
iShares Expanded Tech-Software Sector ETF	Put	70.00	05/15/26	761	5,327	(89)
iShares Expanded Tech-Software Sector ETF	Put	75.00	06/18/26	350	2,625	(100)
iShares MSCI Emerging Markets ETF	Call	70.00	04/17/26	924	6,468	—
iShares MSCI Emerging Markets ETF	Put	59.00	04/17/26	924	5,452	(259)
iShares Russell 2000 ETF	Put	175.00	04/17/26	110	1,925	(1)
JPMorgan Chase & Co.	Put	270.00	05/15/26	42	1,134	(23)
JPMorgan Chase & Co.	Put	245.00	06/18/26	18	441	(7)
Lam Research Corporation	Put	170.00	06/18/26	23	391	(21)
Lam Research Corporation	Put	165.00	06/18/26	77	1,271	(62)
Lam Research Corporation	Put	155.00	06/18/26	64	992	(41)
Lowe`s Companies, Inc.	Put	260.00	04/17/26	56	1,456	(138)
MasterCard Incorporated	Put	430.00	06/18/26	10	430	(7)
McKesson Corporation	Put	800.00	06/18/26	5	400	(12)
MercadoLibre, Inc.	Put	1,700.00	05/15/26	6	1,020	(59)
Merck & Co., Inc.	Put	100.00	06/18/26	44	440	(7)
Meta Platforms, Inc.	Put	570.00	05/15/26	20	1,140	(67)
Meta Platforms, Inc.	Put	550.00	06/18/26	10	550	(32)
Micron Technology, Inc.	Put	270.00	05/15/26	114	3,078	(96)
Micron Technology, Inc.	Put	320.00	06/18/26	13	416	(42)
Micron Technology, Inc.	Put	270.00	06/18/26	34	918	(50)
Microsoft Corporation	Put	350.00	05/15/26	41	1,435	(40)
Microsoft Corporation	Put	345.00	06/18/26	55	1,898	(65)
MongoDB, Inc.	Put	250.00	05/15/26	41	1,025	(91)
MongoDB, Inc.	Put	210.00	06/18/26	19	399	(30)
Netflix, Inc.	Put	80.00	06/18/26	54	432	(9)
NVIDIA Corporation	Call	210.00	06/18/26	546	11,466	(142)
NVIDIA Corporation	Call	240.00	09/18/26	551	13,224	(180)
NVIDIA Corporation	Put	150.00	06/18/26	234	3,510	(109)
NVIDIA Corporation	Put	140.00	06/18/26	546	7,644	(159)
NVIDIA Corporation	Put	155.00	06/18/26	187	2,899	(108)
NVIDIA Corporation	Put	140.00	07/17/26	915	12,810	(357)
NVIDIA Corporation	Put	150.00	09/18/26	128	1,920	(117)
NVIDIA Corporation	Put	125.00	09/18/26	152	1,900	(57)
Oracle Corporation	Put	130.00	06/18/26	31	403	(26)
Palantir Technologies Inc.	Put	125.00	06/18/26	33	413	(21)
Philip Morris International Inc.	Put	140.00	06/18/26	30	420	(7)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Rockwell Automation, Inc.	Put	320.00	05/15/26	114	3,648	(97)
SPDR Gold Shares	Call	545.00	04/17/26	1,576	85,892	(27)
SPDR Gold Shares	Call	570.00	05/15/26	2,135	121,695	(171)
SPDR Gold Shares	Put	425.00	05/15/26	1,220	51,850	(2,126)
State Street SPDR S&P 500 ETF	Put	640.00	04/17/26	324	20,736	(266)
State Street SPDR S&P 500 ETF	Put	645.00	04/17/26	597	38,507	(582)
State Street SPDR S&P 500 ETF	Put	630.00	04/17/26	93	5,859	(53)
State Street SPDR S&P 500 ETF	Put	635.00	05/15/26	88	5,588	(114)
State Street SPDR S&P 500 ETF	Put	610.00	06/18/26	243	14,823	(299)
State Street SPDR S&P 500 ETF	Put	625.00	06/18/26	278	17,375	(434)
Taiwan Semiconductor Manufacturing Company Limited	Put	240.00	09/18/26	76	1,824	(62)
Tesla Inc.	Put	330.00	05/15/26	63	2,079	(57)
Tesla Inc.	Put	320.00	05/15/26	33	1,056	(23)
Tesla Inc.	Put	335.00	06/18/26	15	503	(23)
Thermo Fisher Scientific Inc.	Put	420.00	06/18/26	10	420	(8)
Trane Technologies Public Limited Company	Put	370.00	06/18/26	12	444	(11)
Uber Technologies, Inc.	Put	60.00	05/15/26	177	1,062	(17)
United Airlines Holdings, Inc.	Put	95.00	04/17/26	46	437	(33)
United Airlines Holdings, Inc.	Put	87.50	05/15/26	124	1,085	(76)
United Airlines Holdings, Inc.	Put	100.00	05/15/26	314	3,140	(395)
VanEck Semiconductor ETF	Put	320.00	06/18/26	104	3,328	(90)
Vertex Pharmaceuticals Incorporated	Put	380.00	06/18/26	28	1,064	(21)
Vertiv Holdings Co	Call	310.00	04/17/26	385	11,935	(28)
Vertiv Holdings Co	Call	290.00	04/17/26	60	1,740	(13)
Vertiv Holdings Co	Put	220.00	06/18/26	19	418	(32)
Vertiv Holdings Co	Put	200.00	06/18/26	52	1,040	(55)
Vistra Corp.	Put	130.00	06/18/26	32	416	(23)
Walmart Inc.	Call	140.00	04/17/26	218	3,052	(2)
Walmart Inc.	Put	110.00	05/15/26	103	1,133	(10)
Walmart Inc.	Put	110.00	06/18/26	81	891	(18)
Walt Disney Company, The	Put	95.00	04/17/26	392	3,724	(69)
Walt Disney Company, The	Put	95.00	05/15/26	124	1,178	(47)
Walt Disney Company, The	Put	85.00	06/18/26	50	425	(10)
Wells Fargo & Company	Put	80.00	05/15/26	143	1,144	(63)
Wells Fargo & Company	Put	65.00	06/18/26	66	429	(8)
Williams Companies, Inc., The	Put	65.00	04/17/26	443	2,880	(9)
						(11,848)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.45.V2, 12/20/30	MSC	Put		98.00	04/15/26	3,240,000		3,240	(2)
ITRAXX.EUR.XO.44, 12/20/30	JPM	Call		300.00	06/17/26	4,877,000	EUR	4,877	(45)
ITRAXX.EUR.XO.44, 12/20/30	JPM	Put		300.00	06/17/26	4,877,000	EUR	4,877	(126)
									(173)
Foreign Currency Options
AUD/USD Spot Rate	GSC	Call		0.73	07/06/26	1,508,000	AUD	1,508	(5)
AUD/USD Spot Rate	HSB	Put		0.65	05/01/26	5,700,000	AUD	5,700	(6)
EUR/BRL Spot Rate	HSB	Call	BRL	6.29	04/09/26	344,000	EUR	344	—
EUR/BRL Spot Rate	GSC	Put	BRL	6.15	04/23/26	402,000	EUR	402	(12)
EUR/HUF Spot Rate	MSC	Call	HUF	410.00	06/08/26	318,000	EUR	318	(3)
EUR/MXN Spot Rate	BOA	Call	MXN	20.90	05/14/26	403,000	EUR	403	(6)
EUR/MXN Spot Rate	DUB	Call	MXN	20.55	05/15/26	2,492,000	EUR	2,492	(58)
EUR/MXN Spot Rate	DUB	Put	MXN	20.55	05/15/26	2,492,000	EUR	2,492	(19)
EUR/USD Spot Rate	BNP	Put		1.12	04/28/26	3,986,596	EUR	3,987	(6)
EUR/USD Spot Rate	SGS	Put		1.12	05/14/26	398,000	EUR	398	(1)
USD/BRL Spot Rate	BCL	Call	BRL	5.65	05/04/26	5,732,979		5,733	(17)
USD/BRL Spot Rate	MSC	Call	BRL	5.35	06/29/26	3,808,000		3,808	(93)
USD/BRL Spot Rate	UBS	Call	BRL	5.70	04/27/26	1,444,000		1,444	(2)
USD/BRL Spot Rate	BCL	Put	BRL	5.15	05/04/26	5,732,979		5,733	(55)
USD/BRL Spot Rate	MSC	Put	BRL	5.35	06/29/26	3,395,000		3,395	(116)
USD/BRL Spot Rate	MSC	Put	BRL	5.25	06/29/26	413,000		413	(10)
USD/CLP Spot Rate	HSB	Call	CLP	905.00	05/15/26	1,246,000		1,246	(43)
USD/CLP Spot Rate	HSB	Put	CLP	850.00	04/13/26	287,000		287	—
USD/CLP Spot Rate	HSB	Put	CLP	905.00	05/15/26	1,246,000		1,246	(16)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
USD/CNH Spot Rate	SGS	Call	CNH	6.88	04/23/26	766,000		766	(3)
USD/COP Spot Rate	MSC	Call	COP	4,000.00	05/22/26	284,500		285	(1)
USD/COP Spot Rate	UBS	Call	COP	4,200.00	05/27/26	927,000		927	(2)
USD/COP Spot Rate	BCL	Put	COP	3,520.00	05/04/26	1,433,500		1,434	(2)
USD/COP Spot Rate	HSB	Put	COP	3,700.00	04/16/26	314,000		314	(4)
USD/COP Spot Rate	MSC	Put	COP	3,600.00	05/22/26	284,500		285	(2)
USD/HUF Spot Rate	BCL	Put	HUF	333.00	04/01/26	755,000		755	(3)
USD/HUF Spot Rate	UBS	Put	HUF	330.00	05/18/26	755,000		755	(16)
USD/IDR Spot Rate	BCL	Put	IDR	16,400.00	05/04/26	2,150,000		2,150	—
USD/INR Spot Rate	CIT	Call	INR	92.80	05/14/26	548,000		548	(11)
USD/KRW Spot Rate	HSB	Call	KRW	1,480.00	04/09/26	383,000		383	(8)
USD/KRW Spot Rate	HSB	Put	KRW	1,445.00	04/09/26	383,000		383	—
USD/MXN Spot Rate	MSC	Call	MXN	18.05	05/04/26	5,732,979		5,733	(83)
USD/MXN Spot Rate	UBS	Put	MXN	17.55	05/14/26	6,891,074		6,891	(40)
USD/NOK Spot Rate	BNP	Call	NOK	10.25	05/15/26	3,962,735		3,963	(11)
USD/THB Spot Rate	BOA	Put	THB	32.00	05/22/26	340,000		340	(3)
USD/ZAR Spot Rate	BOA	Call	ZAR	16.74	05/04/26	5,734,000		5,734	(155)
USD/ZAR Spot Rate	HSB	Call	ZAR	17.50	05/15/26	1,869,000		1,869	(24)
USD/ZAR Spot Rate	MSC	Put	ZAR	16.30	05/14/26	6,906,956		6,907	(32)
									(868)
Index Options
KOSPI 200 Index	JPM	Put	KRW	750.00	05/14/26	19	KRW	3,562,500	(177)
Nikkei 225 Index	BOA	Put	JPY	50,000.00	05/08/26	8	JPY	400,000	(102)
									(279)
Interest Rate Swaptions
6M EURIBOR, 04/27/36	JPM	Put		2.94	04/23/26	22,069,000	EUR	22,069	(369)
U.S. SOFR, 05/04/56	BOA	Call		3.25	04/30/26	22,686,000		22,686	—
U.S. SOFR, 12/18/36	CIT	Call		3.20	12/16/26	8,783,000		8,783	(49)
U.S. SOFR, 06/10/27	GSC	Call		2.50	06/08/26	111,620,002		111,620	(9)
U.S. SOFR, 07/15/28	GSC	Call		3.05	07/13/26	3,680,000		3,680	(5)
U.S. SOFR, 12/18/36	CIT	Put		4.60	12/16/26	4,391,500		4,392	(29)
U.S. SOFR, 07/02/28	DUB	Put		4.00	06/30/26	87,966,000		87,966	(126)
U.S. SOFR, 09/16/28	DUB	Put		3.80	09/14/26	83,306,000		83,306	(307)
U.S. SOFR, 12/20/29	DUB	Put		4.50	12/16/27	70,851,000		70,851	(253)
U.S. SOFR, 06/10/27	GSC	Put		3.50	06/08/26	111,620,002		111,620	(328)
U.S. SOFR, 10/23/28	GSC	Put		3.85	10/21/26	102,922,000		102,922	(387)
U.S. SOFR, 09/22/29	GSC	Put		4.30	09/20/27	120,519,000		120,519	(467)
U.S. SOFR, 06/17/28	MSC	Put		3.80	06/15/26	2,690,000		2,690	(6)
U.S. SOFR, 08/05/28	MSC	Put		3.70	08/03/26	86,245,000		86,245	(333)
U.S. SOFR, 12/10/29	NSI	Put		4.00	12/08/27	46,997,896		46,998	(275)
									(2,943)
Options on Securities
ASML Holding N.V.	BOA	Call	EUR	1,480.00	06/19/26	57	EUR	8,436	(97)
ASML Holding N.V.	BOA	Put	EUR	920.00	06/19/26	57	EUR	5,244	(225)
EssilorLuxottica	BOA	Put	EUR	240.00	04/17/26	49	EUR	1,176	(235)
Safran	BOA	Call	EUR	380.00	04/17/26	48	EUR	1,824	—
Safran	BOA	Put	EUR	310.00	04/17/26	48	EUR	1,488	(174)
SK Hynix Inc.	MSC	Put	KRW	800,000.00	09/10/26	15,083	KRW	12,066,400	(1,720)
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	BOA	Put	EUR	56.00	05/15/26	30	EUR	840	(43)
									(2,494)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	CIT	04/23/26	ARS	216,323	154	15
AUD/JPY	MSC	06/17/26	JPY	(406,209)	(2,576)	(61)
AUD/USD	MSC	06/17/26	AUD	6,700	4,617	(156)
AUD/USD	SGS	06/17/26	AUD	56,911	39,221	(1,327)
BRL/EUR	BCL	06/17/26	EUR	(9,009)	(10,449)	64
BRL/USD	BCL	04/02/26	BRL	1,990	384	3
BRL/USD	BNP	04/02/26	BRL	30,783	5,943	80
BRL/USD	CIT	04/02/26	BRL	17,120	3,305	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	HSB	04/02/26	BRL	2,554	493	11
BRL/USD	JPM	04/02/26	BRL	7,009	1,353	18
BRL/USD	BNP	05/05/26	BRL	20,564	3,944	52
CAD/USD	BCL	06/17/26	CAD	21,536	15,533	(394)
CAD/USD	BNP	06/17/26	CAD	54,107	39,025	(986)
CHF/USD	RBS	04/24/26	CHF	226	284	(4)
CHF/USD	SGS	06/17/26	CHF	48,912	61,688	(1,819)
CLP/USD	UBS	04/24/26	CLP	1,463,121	1,580	(1)
CNY/USD	UBS	04/24/26	CNY	23,981	3,477	(7)
CNY/USD	GSC	06/17/26	CNY	334,778	48,702	(290)
COP/USD	HSB	04/24/26	COP	1,166,824	316	2
COP/USD	MSC	04/24/26	COP	2,352,372	636	7
CZK/USD	HSB	04/24/26	CZK	28,633	1,349	(6)
DKK/USD	MSC	06/17/26	DKK	72,294	11,230	(79)
DKK/USD	TDB	06/17/26	DKK	20,606	3,201	(23)
EGP/USD	SGS	04/20/26	EGP	15,237	276	(34)
EUR/CHF	UBS	06/17/26	CHF	(11,451)	(14,442)	328
EUR/HUF	CIB	04/24/26	HUF	(99,664)	(299)	(4)
EUR/USD	CIB	04/16/26	EUR	386	446	(6)
EUR/USD	CIB	04/16/26	EUR	12	13	—
EUR/USD	RBS	04/24/26	EUR	466	539	(1)
EUR/USD	BOA	06/17/26	EUR	5,139	5,961	19
EUR/USD	CIB	06/17/26	EUR	10,684	12,394	(47)
EUR/USD	CIB	06/17/26	EUR	1,776	2,060	4
EUR/USD	CIT	06/17/26	EUR	1,058	1,228	6
EUR/USD	HSB	06/17/26	EUR	4,804	5,572	21
EUR/USD	JPM	06/17/26	EUR	20,784	24,108	(162)
EUR/USD	JPM	06/17/26	EUR	1,260	1,461	1
EUR/USD	MSC	06/17/26	EUR	53,781	62,381	(422)
EUR/USD	MSC	06/17/26	EUR	8,365	9,702	23
GBP/EUR	JPM	06/17/26	EUR	(5,396)	(6,259)	(49)
GBP/USD	JPM	06/17/26	GBP	6,913	9,148	(137)
GBP/USD	RBS	06/17/26	GBP	16,051	21,241	(315)
GBP/USD	TDB	06/17/26	GBP	3,715	4,916	(73)
HKD/USD	BNP	06/17/26	HKD	52,094	6,670	(16)
HUF/USD	BCL	04/24/26	HUF	83,378	250	1
HUF/USD	MSC	04/24/26	HUF	479,732	1,440	19
HUF/USD	HSB	06/17/26	HUF	1,060,639	3,173	—
IDR/USD	JPM	04/01/26	IDR	1,394,691	82	—
IDR/USD	JPM	04/02/26	IDR	4,192,686	247	—
IDR/USD	CIT	04/24/26	IDR	51,121,296	3,007	(14)
IDR/USD	BCL	04/27/26	IDR	8,846,586	520	(2)
IDR/USD	DUB	04/27/26	IDR	4,665,725	274	(1)
INR/USD	JPM	04/24/26	INR	272,251	2,864	(41)
INR/USD	CIT	05/27/26	INR	276,854	2,902	(3)
INR/USD	CIT	07/06/26	INR	23,792	249	(1)
JPY/AUD	MSC	06/17/26	AUD	(3,743)	(2,580)	22
JPY/AUD	RBS	06/17/26	AUD	(7,258)	(5,002)	176
JPY/EUR	BNP	06/17/26	EUR	(2,119)	(2,457)	10
JPY/EUR	CIB	06/17/26	EUR	(17,178)	(19,925)	(2)
JPY/USD	BOA	04/24/26	JPY	45,461	287	—
JPY/USD	BCL	06/17/26	JPY	21,338,697	135,325	(544)
JPY/USD	CIB	06/17/26	JPY	2,736,022	17,351	(122)
JPY/USD	MSC	06/17/26	JPY	779,392	4,943	5
JPY/USD	SGS	06/17/26	JPY	350,824	2,225	9
KRW/USD	HSB	04/24/26	KRW	445,408	291	(6)
MXN/EUR	TDB	06/17/26	EUR	(8,976)	(10,411)	(116)
MXN/USD	MSC	04/24/26	MXN	51,936	2,892	(11)
MXN/USD	MSC	04/27/26	MXN	18,636	1,037	(35)
MXN/USD	UBS	04/27/26	MXN	11,518	641	(2)
MXN/USD	UBS	04/27/26	MXN	5,299	295	3
MXN/USD	MSC	08/18/26	MXN	48,031	2,648	97
MYR/USD	BCL	04/24/26	MYR	16,505	4,079	(140)
NGN/USD	CIT	07/28/26	NGN	266,249	183	5
NOK/CHF	MSC	06/17/26	CHF	(11,599)	(14,629)	351
NZD/USD	RBS	06/17/26	NZD	2,414	1,391	(48)
PEN/USD	SGS	04/27/26	PEN	1,920	551	(20)
PEN/USD	CIT	05/04/26	PEN	1,612	462	(20)
PHP/USD	BCL	04/27/26	PHP	5,063	83	(2)
PHP/USD	CIT	04/27/26	PHP	13,067	215	(1)
PHP/USD	GSC	04/27/26	PHP	9,152	151	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PHP/USD	JPM	04/27/26	PHP	9,153	151	(1)
PLN/USD	CIB	04/24/26	PLN	9,069	2,443	(15)
PLN/USD	HSB	06/17/26	PLN	18,191	4,899	(62)
SEK/USD	DUB	06/17/26	SEK	96,249	10,207	(351)
SGD/USD	CIT	06/17/26	SGD	7,160	5,599	(66)
THB/USD	BCL	04/17/26	THB	57,458	1,744	(111)
THB/USD	CIT	04/17/26	THB	18,077	550	(35)
THB/USD	JPM	04/17/26	THB	9,065	276	(18)
THB/USD	HSB	04/24/26	THB	113,340	3,443	(24)
THB/USD	MSC	04/24/26	THB	6,280	191	1
THB/USD	BCL	04/27/26	THB	26,563	807	(33)
TRY/USD	BCL	04/27/26	TRY	41,344	899	6
TRY/USD	BCL	06/17/26	TRY	114,217	2,357	(18)
TWD/USD	UBS	06/17/26	TWD	393,030	12,359	(13)
USD/AUD	BCL	04/24/26	AUD	(365)	(252)	—
USD/AUD	BOA	04/24/26	AUD	(192)	(133)	2
USD/AUD	RBS	06/18/26	AUD	(2,100)	(1,447)	53
USD/BRL	BNP	04/02/26	BRL	(20,435)	(3,945)	(53)
USD/BRL	CIT	04/02/26	BRL	(23,499)	(4,537)	1
USD/BRL	JPM	04/02/26	BRL	(14,293)	(2,759)	(196)
USD/BRL	SGS	04/02/26	BRL	(1,442)	(278)	(4)
USD/BRL	BNP	05/05/26	BRL	(30,783)	(5,904)	(78)
USD/BRL	CIT	05/05/26	BRL	(2,174)	(417)	(4)
USD/BRL	JPM	06/02/26	BRL	(1,685)	(321)	(18)
USD/BRL	CIT	06/17/26	BRL	(29,246)	(5,551)	(38)
USD/BRL	HSB	06/17/26	BRL	(5,859)	(1,112)	—
USD/BRL	UBS	06/17/26	BRL	(30,161)	(5,724)	(51)
USD/CAD	JPM	04/24/26	CAD	(657)	(473)	6
USD/CAD	RBS	06/17/26	CAD	(11,844)	(8,543)	217
USD/CHF	UBS	06/17/26	CHF	(3,334)	(4,205)	124
USD/CLP	CIT	04/24/26	CLP	(316,118)	(341)	(2)
USD/CNY	HSB	04/27/26	CNY	(4,833)	(701)	(1)
USD/CNY	MSC	04/27/26	CNY	(4,314)	(626)	(3)
USD/CNY	JPM	06/17/26	CNY	(20,249)	(2,946)	18
USD/COP	MSC	04/27/26	COP	(12,129,256)	(3,278)	(59)
USD/COP	CIT	07/07/26	COP	(1,421,247)	(379)	(3)
USD/COP	DUB	07/07/26	COP	(473,118)	(126)	(3)
USD/CZK	CIB	04/27/26	CZK	(2,502)	(118)	3
USD/CZK	DUB	04/27/26	CZK	(2,498)	(118)	4
USD/CZK	HSB	04/27/26	CZK	(21,582)	(1,017)	29
USD/EGP	CIT	05/21/26	EGP	(7,036)	(126)	2
USD/EUR	JPM	04/16/26	EUR	(171)	(198)	3
USD/EUR	MSC	04/16/26	EUR	(973)	(1,125)	15
USD/EUR	RBS	04/16/26	EUR	(65)	(75)	1
USD/EUR	BNP	06/17/26	EUR	(5,321)	(6,172)	(26)
USD/EUR	BNP	06/17/26	EUR	(4,657)	(5,402)	19
USD/EUR	BOA	06/17/26	EUR	(11,266)	(13,067)	19
USD/EUR	CIT	06/17/26	EUR	(5,400)	(6,263)	(38)
USD/EUR	JPM	06/17/26	EUR	(81,764)	(94,839)	649
USD/EUR	RBS	06/17/26	EUR	(2,917)	(3,384)	(22)
USD/EUR	RBS	06/17/26	EUR	(2,501)	(2,900)	11
USD/EUR	SCB	06/17/26	EUR	(989)	(1,147)	(3)
USD/EUR	SCB	06/17/26	EUR	(1,838)	(2,132)	5
USD/GBP	RBS	04/24/26	GBP	(279)	(369)	4
USD/GBP	CIB	06/17/26	GBP	(1,200)	(1,588)	8
USD/GBP	HSB	06/17/26	GBP	(788)	(1,043)	11
USD/GBP	JPM	06/17/26	GBP	(28,924)	(38,275)	565
USD/GBP	RBS	06/17/26	GBP	(1,207)	(1,598)	15
USD/GBP	SCB	06/17/26	GBP	(847)	(1,121)	16
USD/GBP	UBS	06/17/26	GBP	(3,724)	(4,929)	28
USD/HKD	GSC	06/17/26	HKD	(201,957)	(25,859)	63
USD/HUF	HSB	04/27/26	HUF	(208,179)	(625)	11
USD/IDR	BNP	04/27/26	IDR	(31,915,376)	(1,877)	6
USD/IDR	CIT	04/27/26	IDR	(6,290,270)	(370)	(1)
USD/IDR	MSC	04/27/26	IDR	(1,394,691)	(82)	—
USD/IDR	GSC	06/17/26	IDR	(91,958,236)	(5,402)	41
USD/INR	CIT	04/24/26	INR	(275,278)	(2,896)	9
USD/INR	CIT	05/27/26	INR	(51,764)	(542)	5
USD/INR	JPM	06/17/26	INR	(44,525)	(466)	13
USD/JPY	DUB	06/17/26	JPY	(207,765)	(1,318)	11
USD/JPY	JPM	06/17/26	JPY	(1,866,264)	(11,835)	84

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	SGS	06/17/26	JPY	(994,175)	(6,305)	50
USD/KRW	BNP	06/17/26	KRW	(3,718,233)	(2,433)	98
USD/MXN	JPM	04/24/26	MXN	(3,328)	(185)	(1)
USD/MXN	MSC	04/24/26	MXN	(5,784)	(322)	(1)
USD/MXN	TDB	04/27/26	MXN	(5,292)	(295)	4
USD/MXN	UBS	04/27/26	MXN	(112,425)	(6,259)	123
USD/MXN	CIT	06/17/26	MXN	(31,326)	(1,736)	3
USD/MXN	HSB	06/17/26	MXN	(42,085)	(2,332)	42
USD/MXN	HSB	08/18/26	MXN	(48,031)	(2,648)	47
USD/NOK	MSC	06/17/26	NOK	(120,087)	(12,394)	72
USD/PEN	DUB	04/24/26	PEN	(878)	(252)	(1)
USD/PEN	SGS	04/27/26	PEN	(2,767)	(794)	29
USD/PHP	BCL	04/24/26	PHP	(20,188)	(332)	(1)
USD/PHP	CIT	04/27/26	PHP	(86,378)	(1,420)	37
USD/PHP	HSB	04/27/26	PHP	(159,500)	(2,622)	69
USD/PLN	HSB	04/27/26	PLN	(226)	(61)	—
USD/PLN	RBS	04/27/26	PLN	(15,647)	(4,215)	155
USD/THB	CIT	04/24/26	THB	(10,908)	(331)	—
USD/THB	JPM	04/27/26	THB	(109,136)	(3,317)	198
USD/UYU	HSB	04/27/26	UYU	(8,834)	(217)	14
USD/ZAR	CIB	04/28/26	ZAR	(108,920)	(6,424)	261
USD/ZAR	HSB	04/28/26	ZAR	(6,924)	(408)	9
USD/ZAR	BNP	06/17/26	ZAR	(12,970)	(762)	29
USD/ZAR	MSC	06/17/26	ZAR	(29,771)	(1,749)	(10)
ZAR/EUR	UBS	06/17/26	EUR	(6,088)	(7,061)	(220)
ZAR/USD	CIB	04/24/26	ZAR	40,553	2,392	(4)
ZAR/USD	CIT	04/24/26	ZAR	5,694	336	(1)
ZAR/USD	MSC	04/24/26	ZAR	4,252	251	2
ZAR/USD	GSC	04/28/26	ZAR	6,625	391	(5)
					207,725	(4,470)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	13.33	(A)	01/02/29	BRL	1,021	—	(3)
BRAZIBOR (A)	Paying	BCL	14.03	(A)	01/02/29	BRL	2,269	—	2
BRAZIBOR (A)	Paying	BCL	13.34	(A)	01/02/29	BRL	4,562	—	(11)
BRAZIBOR (A)	Paying	BCL	13.00	(A)	01/02/29	BRL	18,531	—	(73)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	(2)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(339)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(447)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(390)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(466)
BRAZIBOR (A)	Paying	BOA	12.95	(A)	01/02/29	BRL	10,350	—	(44)
BRAZIBOR (A)	Paying	BOA	13.00	(A)	01/02/29	BRL	12,045	—	(48)
BRAZIBOR (A)	Paying	BOA	13.12	(A)	01/02/29	BRL	48,379	—	(167)
Chilean Interbank Rate (S)	Receiving	BNP	5.42	(S)	06/17/36	CLP	153,229	—	(1)
Chilean Interbank Rate (S)	Receiving	GSC	4.44	(S)	12/17/27	CLP	1,530,952	—	12
Colombian Interbank Rate (A)	Receiving	BCL	8.07	(A)	09/17/26	COP	115,948	—	1
Colombian Interbank Rate (Q)	Receiving	BCL	7.25	(Q)	09/25/26	COP	257,662	—	2
Colombian Interbank Rate (Q)	Paying	GSC	9.31	(Q)	12/17/27	COP	1,559,457	—	(19)
Colombian Interbank Rate (Q)	Paying	GSC	9.37	(Q)	12/17/27	COP	1,548,036	—	(18)
Colombian Interbank Rate (Q)	Receiving	GSC	9.42	(Q)	12/17/29	COP	862,451	—	17
Colombian Interbank Rate (Q)	Receiving	GSC	9.36	(Q)	12/17/29	COP	864,988	—	17
Colombian Interbank Rate (Q)	Paying	MSC	9.54	(Q)	12/17/27	COP	3,073,423	—	(34)
Colombian Interbank Rate (Q)	Receiving	MSC	9.54	(Q)	12/17/29	COP	1,691,338	—	31
								—	(1,980)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
American Airlines Group Inc. (Q)	MSC	N/A	5.00	06/20/31	70	2	2	—
American Airlines Group Inc. (Q)	MSC	N/A	5.00	06/20/31	115	4	3	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Ally Financial Inc. (Q)	GSC	N/A	5.00	12/20/30	380	(54)	(59)	5
Ally Financial Inc. (Q)	JPM	N/A	5.00	12/20/30	175	(25)	(28)	3
Boeing Company, The (Q)	DUB	N/A	1.00	12/20/28	1,300	(18)	(7)	(11)
Boeing Company, The (Q)	JPM	N/A	1.00	06/20/29	1,300	(19)	16	(35)
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(3)	3	(6)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	80	(1)	8	(9)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	50	—	4	(4)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	112	(13)	(13)	—
DXC Technology Company (Q)	JPM	N/A	5.00	12/20/30	225	(27)	(33)	6
Southwest Airlines Co. (Q)	GSC	N/A	1.00	06/20/31	1,260	16	19	(3)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	—	20	(20)
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	—	24	(24)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	—	11	(11)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	—	16	(16)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	—	18	(18)
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(11)	15	(26)
Simon Property Group, L.P. (Q)	BNP	N/A	1.00	06/20/30	185	(4)	(1)	(3)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,287	(20)	37	(57)
Xerox Corporation (Q)	BCL	N/A	1.00	12/20/26	45	7	12	(5)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	52	14	38
					7,924	(114)	81	(195)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.42.V4 (Q)	BNP	2.83	5.00	12/20/29	(672)	49	37	12
ITRAXX.EUR.XO.42.V4 (Q)	BNP	2.83	5.00	12/20/29	(672)	50	38	12
ITRAXX.EUR.XO.42.V4 (Q)	BNP	2.83	5.00	12/20/29	(1,308)	96	142	(46)
Forvia (Q)	JPM	3.05	5.00	12/20/30	(185)	15	16	(1)
Eutelsat S.A. (Q)	BNP	1.69	5.00	12/20/30	(336)	48	39	9
Eutelsat S.A. (Q)	JPM	1.69	5.00	12/20/30	(388)	56	47	9
Altice France (Q)	JPM	2.37	5.00	06/20/27	(826)	28	19	9
Altice France (Q)	JPM	2.46	5.00	12/20/27	(325)	14	14	—
Altice France (Q)	MSC	2.37	5.00	06/20/27	(285)	10	8	2
Altice France (Q)	MSC	2.46	5.00	12/20/27	(207)	9	8	1
Virgin Media Inc. (Q)	GSC	3.00	5.00	12/20/28	(231)	12	17	(5)
Virgin Media Finance PLC (Q)	JPM	3.00	5.00	12/20/28	(375)	20	29	(9)
Vistra Operations Company LLC (Q)	JPM	1.09	5.00	12/20/30	(120)	20	23	(3)
Vistra Operations Company LLC (Q)	JPM	1.09	5.00	12/20/30	(65)	11	12	(1)
ZF Friedrichshafen AG (Q)	DUB	2.52	5.00	12/20/28	(339)	22	23	(1)
Vodafoneziggo Employment B.V. (Q)	DUB	5.76	5.00	12/20/30	(430)	(12)	11	(23)
					(6,764)	448	483	(35)

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Adecco Group AG (MT)	BOA	OBFR -0.26% (M)	TBD	(17,811)		(412)	(18)
Aeroports de Paris (MT)	JPM	ESTR +0.00% (M)	TBD	(324)	EUR	(34)	—
Airtel Africa PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(112,097)		(532)	14
Alamos Gold Inc (MT)	BOA	OBFR -0.20% (M)	TBD	(11,257)		(453)	(48)
Alexandria Real Estate Equities, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(41,300)		(1,989)	43
ALFA, S.A.B. de C.V. (MT)	JPM	OBFR -0.50% (M)	TBD	(40,316)		(40)	—
ALFA, S.A.B. de C.V. (MT)	BOA	OBFR -0.85% (M)	TBD	(92,044)		(87)	(5)
Alibaba Group Holding Limited (MT)	JPM	HONIA +0.30% (M)	TBD	8,500	HKD	1,077	(5)
Alimentation Couche-Tard Inc. (MT)	BOA	OBFR -0.20% (M)	TBD	(11,122)		(640)	9
Alstom (MT)	BOA	OBFR -0.26% (M)	TBD	(19,810)		(550)	(15)
AMC Networks, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	28,632		230	(37)
Amcor Pty Ltd (MT)	BOA	OBFR +0.20% (M)	TBD	8,911		351	3
Ares Management Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(12,350)		(1,322)	(35)
Baidu, Inc. (MT)	JPM	HONIA +0.30% (M)	TBD	8,800	HKD	1,019	(10)
Banca Monte dei Paschi di Siena S.p.A. (MT)	BOA	OBFR -0.14% (M)	TBD	(117,033)		(986)	(37)
Barratt Redrow PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(173,887)		(622)	17
Barry Callebaut AG (MT)	JPM	OBFR -0.47% (M)	TBD	(560)		(1,018)	45
Baxter International Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(85,726)		(1,424)	(17)
BeOne Medicines AG (MT)	BOA	OBFR -0.05% (M)	TBD	(50,300)		(1,043)	(83)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Bilibili Inc (MT)	JPM	HONIA +0.15% (M)	TBD	3,160	HKD	615	(7)
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)		(2)	—
Brenntag SE (MT)	JPM	OBFR -0.26% (M)	TBD	(3,016)		(193)	(14)
Brenntag SE (MT)	BOA	OBFR -0.26% (M)	TBD	(3,699)		(226)	(27)
Bunge Global S.A. (MT)	BOA	OBFR -0.15% (M)	TBD	(8,095)		(978)	(51)
BXP, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(8,600)		(456)	4
Campbell's Company, The (MT)	BOA	OBFR -0.15% (M)	TBD	(87,654)		(1,845)	(106)
Carnival Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(35,326)		(897)	(17)
Cellnex Telecom, S.A. (MT)	BOA	OBFR -0.09% (M)	TBD	(8,560)		(252)	(24)
Chailease Holding Company Limited (MT)	JPM	OBFR -0.89% (M)	TBD	(12,000)		(38)	(4)
Chailease Holding Company Limited (MT)	BOA	OBFR -0.35% (M)	TBD	(91,025)		(295)	(19)
Charles River Laboratories International, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(3,578)		(565)	(51)
China Merchants Bank Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(86,500)		(522)	(26)
China Railway Group Limited (MT)	BOA	OBFR -0.17% (M)	TBD	(559,000)		(286)	(4)
China Resources Power Holdings Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(234,511)		(558)	10
China Resources Power Holdings Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(1,866)		(4)	—
Cirsa Enterprises SA (MT)	JPM	ESTR +0.26% (M)	TBD	14,252	EUR	198	(3)
Cloudflare, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,523)		(556)	36
CMOC Group Limited (MT)	JPM	HONIA -0.30% (M)	TBD	(21,000)	HKD	(426)	10
Community Financial System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,206)		(129)	(2)
Constellation Brands, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(7,438)		(1,133)	19
Continental Aktiengesellschaft (MT)	BOA	OBFR -0.26% (M)	TBD	(10,449)		(723)	(9)
Coreweave, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,251)		(259)	8
Corning Incorporated (MT)	BOA	OBFR -0.15% (M)	TBD	(1,382)		(182)	(6)
Corpay Inc (MT)	BOA	OBFR -0.15% (M)	TBD	(5,282)		(1,549)	13
Cosan S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(254,761)		(281)	17
Cosan S.A. (MT)	BOA	OBFR -0.30% (M)	TBD	(668,038)		(681)	(11)
CoStar Group, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(28,357)		(1,208)	65
CRH Public Limited Company (MT)	JPM	OBFR +0.20% (M)	TBD	1,290		132	4
Croda International Public Limited Company (MT)	BOA	OBFR -0.25% (M)	TBD	(9,645)		(348)	(14)
Crown Castle Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(9,777)		(795)	(10)
CSG B.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(23,886)	EUR	(668)	117
CSG N.V. (MT)	JPM	HONIA +0.26% (M)	TBD	63,784	EUR	2,077	(654)
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,610)		(108)	(1)
Danaher Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(5,023)		(954)	—
Delivery Hero SE (MT)	BOA	OBFR -0.26% (M)	TBD	(23,871)		(456)	19
Derayah Financial (MT)	JPM	OBFR +0.75% (M)	TBD	14,191		86	(3)
Descartes Systems Group Inc., The (MT)	BOA	OBFR -0.20% (M)	TBD	(6,288)		(461)	11
DexCom, Inc. (MT)	BCL	OBFR -0.15% (M)	TBD	(19,180)		(1,265)	61
DexCom, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(7,705)		(505)	21
DiaSorin S.p.A. (MT)	BOA	OBFR +0.26% (M)	TBD	220		14	1
DMG Mori Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(81)		(1)	(10)
E Ink Holdings Inc. (MT)	JPM	OBFR +0.00% (M)	TBD	(2,000)		(9)	—
E Ink Holdings Inc. (MT)	BOA	OBFR -1.75% (M)	TBD	(16,000)		(71)	1
Eagle Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,166		129	(1)
Emirates Integrated Telecommunications Company PJSC (MT)	JPM	OBFR +0.75% (M)	TBD	148,124		405	(1)
Entain PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(67,059)		(529)	16
Equifax Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,111)		(379)	(1)
Expand Energy Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(13,492)		(1,452)	(37)
Expedia Group, Inc. (MT)	BCL	OBFR -0.15% (M)	TBD	(3,920)		(928)	21
F5, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(5,022)		(1,453)	1
Ferrovial SE (MT)	JPM	ESTR +0.26% (M)	TBD	2,060	EUR	116	1
Flagstar Bank, National Association (MT)	JPM	OBFR +0.20% (M)	TBD	91,333		1,144	57
Fujikura Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(12,600)		(333)	(16)
Galderma Group AG (MT)	JPM	SARON +0.26% (M)	TBD	650	CHF	94	10
Gartner, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(3,991)		(649)	17
Generac Holdings Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,727)		(954)	32
General Mills, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(12,903)		(474)	(6)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Grifols, S.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(42,889)		(438)	(11)
Guangdong Huayan Robotics (MT)	JPM	HONIA +0.30% (M)	TBD	1,200	HKD	21	—
H & M Hennes & Mauritz AB (MT)	JPM	OBFR -0.66% (M)	TBD	(32,856)		(623)	10
H & M Hennes & Mauritz AB (MT)	BOA	OBFR -0.75% (M)	TBD	(12,995)		(239)	(3)
HCA Healthcare, Inc. (MT)	BOA	OBFR -0.10% (M)	TBD	(2,693)		(1,332)	56
Hewlett Packard Enterprise Company (MT)	BOA	OBFR -0.15% (M)	TBD	(10,391)		(240)	(8)
Honda Motor Co., Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(161,300)		(1,302)	(25)
Horizon Robotics (MT)	JPM	OBFR -1.51% (M)	TBD	(24,600)		(23)	2
Horizon Robotics (MT)	BOA	OBFR -1.40% (M)	TBD	(321,000)		(293)	17
HOYA Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(4,300)		(745)	(12)
Humana Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,821)		(480)	(11)
HUTCHMED (China) Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(18,000)		(51)	(2)
HUTCHMED (China) Limited (MT)	BOA	OBFR -0.65% (M)	TBD	(43,000)		(119)	(8)
Iberdrola, Sociedad Anonima (MT)	JPM	OBFR +0.26% (M)	TBD	30,106		667	18
Iluka Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(108,614)		(457)	(56)
IMCD N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(6,209)		(532)	(120)
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(34,761)		(253)	(23)
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (MT)	JPM	OBFR -0.85% (M)	TBD	(3,207)		(31)	6
InPost S.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(28,659)		(496)	(9)
International Flavors & Fragrances Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(11,630)		(797)	(50)
International Paper Company (MT)	JPM	OBFR -0.25% (M)	TBD	(14,838)		(554)	21
International Paper Company (MT)	BOA	OBFR -0.15% (M)	TBD	(77,848)		(2,770)	(7)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	BOA	OBFR -1.30% (M)	TBD	(30,826)		(2,449)	(4)
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -0.81% (M)	TBD	(32,765)		(3,631)	65
Jack Henry & Associates, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,722)		(281)	8
Japan Steel Works, Ltd., The (MT)	BOA	OBFR -0.15% (M)	TBD	(1,100)		(58)	(2)
JD Sports Fashion PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(56,619)		(56)	2
JD Sports Fashion PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(510,971)		(474)	(8)
JD.com, Inc. (MT)	JPM	HONIA +0.30% (M)	TBD	8,300	HKD	875	10
Johnson Controls International Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(23,813)		(3,183)	62
Kering (MT)	BOA	OBFR -0.06% (M)	TBD	(3,869)		(1,099)	(70)
Kimberly-Clark Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(2,566)		(255)	(13)
Kobayashi Pharmaceutical Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(4,100)		(144)	(9)
Kuaishou Technology (MT)	JPM	HONIA +1.00% (M)	TBD	9,900	HKD	581	(16)
LANXESS Aktiengesellschaft (MT)	JPM	ESTR +0.00% (M)	TBD	(18,393)	EUR	(222)	(145)
Leidos Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,297)		(698)	29
Lennar Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(3,697)		(341)	20
Les Vetements de Sport Gildan Inc. (MT)	BOA	OBFR -0.20% (M)	TBD	(20,869)		(1,188)	23
LG Energy Solution Ltd. (MT)	BOA	OBFR -7.00% (M)	TBD	(1,359)		(319)	(45)
Li Auto Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(161,600)		(1,349)	(72)
Lionsgate Studios Corp. (MT)	JPM	OBFR +0.00% (M)	TBD	801		8	(1)
Lululemon Athletica Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(14,228)		(2,325)	148
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(48,801)		(587)	(60)
M3, Inc. (MT)	BOA	OBFR -0.10% (M)	TBD	(69,200)		(679)	(41)
MatsukiyoCocokara & Co. (MT)	BOA	OBFR -0.25% (M)	TBD	(32,700)		(489)	(37)
Meituan (MT)	BOA	OBFR +0.30% (M)	TBD	48,300		472	47
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(34)		(1)	—
Mercari, Inc. (MT)	BOA	OBFR -0.25% (M)	TBD	(48,098)		(1,025)	(105)
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(12,602)		(479)	3
Mitsui O.S.K. Lines, Ltd. (MT)	BOA	OBFR -0.13% (M)	TBD	(21,100)		(844)	(41)
MMG Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(612,000)		(557)	(23)
Molina Healthcare, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(261)		(35)	1
Natura Cosmeticos S.A. (MT)	JPM	OBFR -0.85% (M)	TBD	(2,390)		(4)	(1)
Natura Cosmeticos S.A. (MT)	BOA	OBFR -0.40% (M)	TBD	(45,201)		(85)	(5)
Nebius Group N.V. (MT)	JPM	OBFR -0.77% (M)	TBD	(1,323)		(152)	14
Nebius Group N.V. (MT)	BOA	OBFR -0.43% (M)	TBD	(939)		(107)	10
Neste Oyj (MT)	BOA	OBFR -0.26% (M)	TBD	(7,590)		(242)	(8)
NetEase, Inc. (MT)	JPM	OBFR +0.30% (M)	TBD	4,600	HKD	838	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Nike, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(35,528)		(1,874)	(7)
Ningbo Joyson Electronic Corp. (MT)	JPM	OBFR +0.30% (M)	TBD	28,000	HKD	437	(2)
Nintendo Co., Ltd. (MT)	BOA	OBFR -0.14% (M)	TBD	(9,400)		(555)	15
Nippon Steel Corporation (MT)	BCL	MUTAN -0.20% (M)	TBD	(83,800)	JPY	(49,763)	(2)
Nippon Steel Corporation (MT)	JPM	TONAR -0.25% (M)	TBD	(70,600)	JPY	(41,696)	(3)
Nissan Motor Co., Ltd. (MT)	JPM	OBFR -0.17% (M)	TBD	(82,000)		(193)	17
Northern Star Resources Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(71,849)		(1,274)	218
Norwegian Cruise Line Holdings Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(17,191)		(346)	24
Orlen S A (MT)	BOA	OBFR -0.50% (M)	TBD	(11,087)		(384)	(17)
Pagaya Technologies, Ltd. (MT)	BCL	OBFR -0.15% (M)	TBD	(23,904)		(280)	1
Pagaya Technologies, Ltd. (MT)	JPM	OBFR -0.15% (M)	TBD	(11,809)		(137)	(1)
Panasonic Holdings Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(73,000)		(1,147)	(86)
Pandora A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(7,205)		(538)	29
Paramount Skydance Corporation (MT)	JPM	OBFR +0.20% (M)	TBD	5,333		60	(11)
PayPal Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(51,700)		(2,352)	3
POSCO Future M Co., Ltd. (MT)	JPM	OBFR -8.75% (M)	TBD	(2,324)		(315)	(11)
POSCO Future M Co., Ltd. (MT)	BOA	OBFR -7.00% (M)	TBD	(1,803)		(222)	(31)
Postal Savings Bank of China Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(855,000)		(529)	(9)
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(3,584)		(172)	(2)
Prio S.A. (MT)	BOA	OBFR -0.30% (M)	TBD	(31,172)		(392)	(7)
PulteGroup, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(650)		(77)	—
Randstad N.V. (MT)	JPM	OBFR +0.00% (M)	TBD	(1,836)		(47)	(1)
Rasan Information Technology Company (MT)	JPM	OBFR +0.75% (M)	TBD	9,913		343	14
Relx PLC (MT)	JPM	SONIA +0.25% (M)	TBD	1,317	GBP	35	(3)
Renesas Electronics Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(78,000)		(1,114)	(1)
Restaurant Brands International Limited Partnership (MT)	BOA	OBFR -0.20% (M)	TBD	(13,531)		(1,015)	4
Sapporo Holdings Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(24,800)		(263)	(10)
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(1,943)		(366)	(13)
Sasol (MT)	JPM	OBFR -0.40% (M)	TBD	(94,604)		(905)	(344)
SATS Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(31,600)		(87)	—
Schroders PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(99,070)		(759)	—
Sea Limited (MT)	BOA	OBFR -0.15% (M)	TBD	(5,301)		(423)	(16)
Seagate Technology Holdings Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(849)		(343)	10
Seatrium Limited (MT)	JPM	OBFR -1.25% (M)	TBD	(148,600)		(264)	(11)
Seatrium Limited (MT)	BOA	OBFR -1.50% (M)	TBD	(140,300)		(252)	(8)
Sembcorp Industries Ltd (MT)	BOA	OBFR -0.30% (M)	TBD	(47,800)		(235)	(14)
Sembcorp Industries Ltd (MT)	JPM	OBFR -0.30% (M)	TBD	(36,700)		(163)	(27)
SGH Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(12,302)		(358)	7
Shandong Gold Group Co., Ltd. (MT)	BOA	OBFR -0.90% (M)	TBD	(150,500)		(583)	(51)
Sharp Corporation (MT)	JPM	OBFR -0.47% (M)	TBD	(45,400)		(174)	7
Sharp Corporation (MT)	BOA	OBFR -1.34% (M)	TBD	(9,200)		(33)	(1)
Shenzhen Han'S CNC Technology Co., Ltd. (MT)	JPM	HONIA +0.30% (M)	TBD	4,906	HKD	470	2
Shiseido Company, Limited (MT)	BOA	OBFR -0.10% (M)	TBD	(32,800)		(604)	(70)
SIG Group AG (MT)	BOA	OBFR -0.26% (M)	TBD	(48,273)		(684)	(36)
Sigma Healthcare Ltd (MT)	JPM	OBFR +0.25% (M)	TBD	(534,989)		(1,016)	23
Simon Property Group, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,987)		(905)	(38)
SMG Swiss Marketplace Group Holding AG (MT)	JPM	OBFR +0.26% (M)	TBD	455		18	(3)
Smurfit Westrock Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(34,376)		(1,330)	(39)
STMicroelectronics N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(8,922)		(291)	(14)
Sumitomo Mitsui Banking Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(19,800)		(1,170)	(2)
Sunny Optical Technology (Group) Company Limited (MT)	JPM	HONIA +0.30% (M)	TBD	10,200	HKD	556	—
Super Micro Computer, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(21,688)		(468)	(25)
Teledyne Technologies Incorporated (MT)	BOA	OBFR -0.15% (M)	TBD	(722)		(450)	14
Teleperformance SE (MT)	BOA	OBFR -0.26% (M)	TBD	(2,898)		(166)	(4)
Temenos AG (MT)	BOA	OBFR -0.26% (M)	TBD	(3,540)		(324)	15
Tencent Holdings Limited (MT)	JPM	HONIA +1.00% (M)	TBD	2,100	HKD	1,075	(5)
Teradyne, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,475)		(450)	13
The Unite Group PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(12,262)		(75)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
TIS Inc. (MT)	BOA	OBFR -0.10% (M)	TBD	(15,600)		(330)	(6)
TKO Group Holdings Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,983)		(385)	(16)
TOPPAN Holdings Inc. (MT)	BOA	OBFR -0.13% (M)	TBD	(22,000)		(625)	39
Tourmaline Oil Corp (MT)	BOA	OBFR -0.20% (M)	TBD	(41,239)		(2,046)	64
Trade Desk, Inc., The (MT)	BOA	OBFR -0.15% (M)	TBD	(84,632)		(2,027)	108
UDR, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(42,931)		(1,469)	20
Unimicron Technology Corp. (MT)	JPM	OBFR -1.00% (M)	TBD	(2,000)		(34)	4
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(30,290)		(2,543)	41
W. R. Berkley Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(9,255)		(607)	(6)
Whitbread PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(10,718)		(334)	6
Willis Towers Watson Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(5,095)		(1,495)	10
Wise PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(22,256)		(263)	(4)
Workday, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,433)		(606)	31
Xiaomi Corporation (MT)	JPM	HONIA +0.30% (M)	TBD	24,800	HKD	826	(3)
Xinyi Glass Holdings Limited (MT)	JPM	OBFR -0.75% (M)	TBD	(39,746)		(54)	4
Xinyi Glass Holdings Limited (MT)	BOA	OBFR -2.00% (M)	TBD	(249,035)		(320)	8
XPeng Inc. (MT)	JPM	HONIA +0.15% (M)	TBD	7,700	HKD	542	(4)
Yakult Honsha Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(35,900)		(581)	(28)
Zensho Holdings Co., Ltd. (MT)	BOA	OBFR -0.12% (M)	TBD	(3,800)		(219)	(3)
Zijin Mining Group Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(90,000)		(374)	(37)
ZTO Express (Cayman) Inc. (MT)	JPM	HONIA -0.41% (M)	TBD	(22,700)	HKD	(4,170)	(25)
							(1,531)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
iShares Broad USD High Yield Corporate Bond ETF (Q)	SOFR +0.21% (Q)	BNP	06/22/26		938	—	7
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.80% (Q)	BNP	06/22/26		3,404	—	26
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.80% (Q)	BNP	06/22/26		6,961	—	52
iShares Broad USD High Yield Corporate Bond ETF (Q)	SOFR +0.00% (Q)	JPM	06/22/26		3,854	—	28
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.70% (Q)	JPM	06/22/26		4,938	—	37
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -1.00% (Q)	MSC	06/22/26		2,966	—	23
						—	173
Index
BNP Paribas AIR Intraday US Ultimate Index (Q)	Fixed Rate of +0.00% (Q)	BNP	12/18/26		65	—	1
Citi EQ US 1W Volatility Carry Index‡ (Q)	Fixed Rate of +0.00% (Q)	BOA	12/18/26		192	—	7
Deutsche Bank Variable Notional Long-Short Credit Index (Q)	3M TSY +0.00% (Q)	DUB	12/11/26		335	—	1
Goldman Sachs Rate Volatility Index‡ (Q)	SOFR +0.00% (Q)	GSC	12/18/26		111	—	—
Goldman Sachs Systematic Equity Skew Index‡ (Q)	SOFR +0.00% (Q)	GSC	12/18/26		144	—	4
J.P. Morgan Emerging Market FX Volatility Index‡ (Q)	3M TSY +0.00% (Q)	JPM	12/18/26		197	—	—
						—	13
Total return swap agreements - paying return
Equity
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -1.35% (Q)	BOA	06/22/26		(4,389)	—	(34)
Rheinmetall Aktiengesellschaft (Q)	ESTR +0.00% (A)	BOA	06/19/26	EUR	(2,652)	—	92
Microsoft Corporation (Q)	SOFR +0.25% (Q)	JPM	06/18/26		(767)	—	43
						—	101
‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,088,337	411,183	761	1,500,281
Corporate Bonds And Notes	—	214,584	8,683	223,267
Non-U.S. Government Agency Asset-Backed Securities	—	151,698	—	151,698
Senior Floating Rate Instruments	—	101,171	2,955	104,126
Government And Agency Obligations	—	100,716	—	100,716
Investment Companies	57,273	—	—	57,273
Preferred Stocks	6,748	—	—	6,748
Rights	—	—	20	20
Warrants	9	—	—	9
Short Term Investments	244,773	3,840	—	248,613
	1,397,140	983,192	12,419	2,392,751
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	16,800	—	—	16,800
Centrally Cleared Interest Rate Swap Agreements	—	30,164	—	30,164
Centrally Cleared Credit Default Swap Agreements	—	696	—	696
Exchange Traded Purchased Options	5,422	—	—	5,422
OTC Purchased Options	—	800	—	800
Open Forward Foreign Currency Contracts	—	4,675	—	4,675
OTC Interest Rate Swap Agreements	—	82	—	82
OTC Credit Default Swap Agreements	—	107	—	107
OTC Contracts for Difference	—	2,026	—	2,026
OTC Total Return Swap Agreements	—	310	11	321
	22,222	38,860	11	61,093
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13,175)	—	—	(13,175)
Centrally Cleared Interest Rate Swap Agreements	—	(7,594)	—	(7,594)
Centrally Cleared Credit Default Swap Agreements	—	(361)	—	(361)
Exchange Traded Written Options	(11,848)	—	—	(11,848)
OTC Written Options	—	(6,757)	—	(6,757)
Open Forward Foreign Currency Contracts	—	(9,145)	—	(9,145)
OTC Interest Rate Swap Agreements	—	(2,062)	—	(2,062)
OTC Credit Default Swap Agreements	—	(337)	—	(337)
OTC Contracts for Difference	—	(3,557)	—	(3,557)
OTC Total Return Swap Agreements	—	(34)	—	(34)
	(25,023)	(29,847)	—	(54,870)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.4%
United States of America 40.6%
Bunge Global S.A.	181	23,010
CF Industries Holdings, Inc.	30	3,855
Chevron Corporation	250	51,709
ConocoPhillips	148	19,561
Corteva, Inc.	364	30,457
Deere & Company	20	11,091
Exxon Mobil Corporation	432	73,276
Freeport-McMoRan Inc.	71	4,148
Linde Public Limited Company	25	12,516
Martin Marietta Materials, Inc.	25	14,628
Newmont Corporation	128	13,799
Packaging Corporation of America	94	19,926
Permian Resources Corporation - Class A	391	8,333
Royal Gold, Inc.	63	16,130
TechnipFMC PLC	173	11,972
Valero Energy Corporation	55	13,633
Williams Companies, Inc., The	121	8,824
		336,868
Canada 20.3%
Barrick Mining Corporation	675	27,529
Cameco Corporation	88	9,515
Eldorado Gold Corporation	249	8,550
Nutrien Ltd.	533	40,249
Red Lake Madsen Mine Ltd. (a) (b)	428	—
Suncor Energy Inc.	533	35,272
Wheaton Precious Metals Corp.	358	46,958
		168,073
United Kingdom 14.6%
Anglo American PLC	641	27,336
Mondi PLC	636	7,173
Shell PLC - Class A	1,650	77,031
Subsea 7 S.A.	313	9,799
		121,339
Switzerland 5.0%
Glencore PLC	5,418	41,122
Ireland 3.6%
CRH Public Limited Company	104	10,931
Smurfit Westrock Public Limited Company	478	19,027
		29,958
Brazil 3.2%
Vale S.A. - ADR	1,651	26,272
South Africa 2.1%
AngloGold Ashanti PLC	111	10,846
Valterra Platinum	79	6,721
		17,567
Australia 2.0%
Rio Tinto PLC	180	16,629
Denmark 1.4%
Novozymes A/S - Class B	201	11,946
China 1.3%
Zijin Mining Group Co., Ltd. - Class H	2,400	10,963
Norway 1.2%
Norsk Hydro ASA	892	9,532
Luxembourg 1.1%
ArcelorMittal - ADR	182	9,459
Finland 1.0%
UPM-Kymmene Oyj	269	8,381
France 1.0%
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	40	8,327
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (b) (c)	5,692	—
Public Joint Stock Company Polyus (a) (b) (c)	106	—
Total Common Stocks (cost $656,309)		816,436
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	1,830	1,830
Total Short Term Investments (cost $1,830)		1,830
Total Investments 98.6% (cost $658,139)		818,266
Other Assets and Liabilities, Net 1.4%		11,327
Total Net Assets 100.0%		829,593

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	27,505	132,002	157,677	163	—	—	1,830	0.2
JNL Government Money Market Fund, 3.63% - Class SL	23,385	61,291	84,676	43	—	—	—	—
	50,890	193,293	242,353	206	—	—	1,830	0.2

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	11/23/21	25,117	—	—
Public Joint Stock Company Polyus	06/10/20	15,311	—	—
		40,428	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	581,476	234,960	—	816,436
Short Term Investments	1,830	—	—	1,830
	583,306	234,960	—	818,266

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.2%
Information Technology 51.2%
Apple Inc.	918	232,850
Applied Materials, Inc.	136	46,449
AppLovin Corporation - Class A (a)	171	67,925
Arista Networks, Inc. (a)	626	76,897
Broadcom Inc.	605	187,192
Datadog, Inc. - Class A (a)	782	92,269
Intel Corporation (a)	1,758	77,581
Lam Research Corporation	261	55,801
Microsoft Corporation	637	235,698
NVIDIA Corporation	3,256	567,837
Oracle Corporation	375	55,086
Palo Alto Networks, Inc. (a)	461	73,849
Shopify Inc. - Class A (a)	567	67,304
Snowflake Inc. - Class A (a)	515	77,730
		1,914,468
Industrials 13.7%
Caterpillar Inc.	145	102,598
Eaton Corporation Public Limited Company	215	77,036
Howmet Aerospace Inc.	503	115,830
L3Harris Technologies, Inc.	210	72,496
Quanta Services, Inc.	174	95,760
TransDigm Group Incorporated	41	48,023
		511,743
Communication Services 9.7%
Alphabet Inc. - Class A	676	194,492
Meta Platforms, Inc. - Class A	295	168,830
		363,322
Consumer Discretionary 9.3%
Amazon.com, Inc. (a)	1,487	309,705
Tesla Inc. (a)	107	39,769
		349,474
Health Care 6.3%
Boston Scientific Corporation (a)	691	43,378
Eli Lilly and Company	85	77,779
McKesson Corporation	100	86,758
Thermo Fisher Scientific Inc.	53	25,827
		233,742
Real Estate 2.7%
Equinix, Inc.	102	100,036
Materials 2.3%
Freeport-McMoRan Inc.	1,438	84,521
Financials 1.7%
Capital One Financial Corporation	357	65,146
Consumer Staples 1.2%
Walmart Inc.	357	44,355
Energy 1.1%
EQT Corporation	621	39,537
Total Common Stocks (cost $2,737,817)		3,706,344
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	29,029	29,029
Total Short Term Investments (cost $29,029)		29,029
Total Investments 100.0% (cost $2,766,846)		3,735,373
Other Assets and Liabilities, Net 0.0%		334
Total Net Assets 100.0%		3,735,707

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	87,605	205,846	264,422	201	—	—	29,029	0.8
JNL Government Money Market Fund, 3.63% - Class SL	—	—	—	19	—	—	—	—
	87,605	205,846	264,422	220	—	—	29,029	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,706,344	—	—	3,706,344
Short Term Investments	29,029	—	—	29,029
	3,735,373	—	—	3,735,373

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 98.8%
United Kingdom 27.4%
AstraZeneca PLC	378	73,262
Barclays PLC	14,180	74,352
Berkeley Group Holdings PLC, The (a)	408	18,623
BP P.L.C.	4,215	33,126
British American Tobacco P.L.C.	406	23,515
Diageo PLC	2,638	49,070
Melrose Industries PLC	3,404	22,946
National Grid PLC	2,315	39,039
NatWest Group PLC	4,719	34,938
Prudential Public Limited Company	2,079	28,902
Reckitt Benckiser Group PLC	973	65,593
Relx PLC	2,046	67,980
Rolls-Royce Holdings PLC	3,822	57,954
SEGRO Public Limited Company	3,100	26,610
Smith & Nephew PLC	1,814	28,674
Smiths Group PLC	695	21,152
SSE PLC	245	8,457
Standard Chartered PLC	1,240	25,811
		700,004
France 20.0%
Alstom (a)	3,453	98,525
BNP Paribas	691	66,095
Capgemini France	348	40,970
Compagnie de Saint-Gobain	780	64,529
Kering	428	129,555
LVMH Moet Hennessy Louis Vuitton	35	18,972
Sanofi	471	45,519
Societe Generale	618	45,210
		509,375
Japan 11.9%
FANUC Corporation	1,322	46,812
KDDI Corporation	1,786	30,872
Renesas Electronics Corporation	6,768	96,862
SMC Corporation	171	66,881
Sompo Holdings, Inc.	1,035	40,110
Sumitomo Mitsui Financial Group, Inc.	662	21,419
		302,956
Germany 10.9%
Daimler Truck Holding AG	428	20,877
Deutsche Bank Aktiengesellschaft - Class N	1,276	37,936
Deutsche Lufthansa Aktiengesellschaft	2,266	19,245
Deutsche Telekom AG - Class N	1,418	52,662
E.ON SE - Class N	585	12,842
Infineon Technologies AG - Class N	1,320	59,718
SAP SE	387	66,309
Siemens Aktiengesellschaft - Class N	33	7,983
		277,572
Netherlands 5.9%
Akzo Nobel N.V.	197	11,379
Heineken N.V.	591	45,713
ING Groep N.V.	1,323	34,461
Koninklijke Philips N.V.	2,102	57,938
		149,491
Italy 3.5%
Assicurazioni Generali Societa' Per Azioni	368	14,808
ENEL - SPA	2,025	22,021
Unicredit, Societa' Per Azioni	714	51,222
		88,051
South Korea 2.6%
KT&G Corporation	67	7,020
Samsung Electronics Co., Ltd.	365	42,902
Samsung Fire & Marine Insurance Co., Ltd.	40	11,742
Shinhan Financial Group Co., Ltd.	99	5,846
		67,510
Switzerland 2.5%
Roche Holding AG	159	62,677
United States of America 2.2%
Carnival Corporation	2,140	55,378
Belgium 2.1%
Anheuser-Busch InBev	496	34,467
Syensqo (b)	344	19,949
		54,416
Denmark 1.8%
Novo Nordisk A/S - Class B	1,270	46,818
China 1.5%
Tencent Holdings Limited	624	39,291
Sweden 1.5%
Hexagon Aktiebolag - Class B	3,871	37,805
Canada 1.4%
Canadian Pacific Kansas City Limited	456	35,910
Ireland 1.4%
Smurfit Westrock Public Limited Company	891	35,514
Singapore 1.0%
United Overseas Bank Limited	894	25,604
Greece 0.6%
Eurobank S.A. (a)	3,617	14,393
National Bank of Greece S.A. - Class R	91	1,398
		15,791
Luxembourg 0.4%
ArcelorMittal	198	10,293
Indonesia 0.2%
PT Bank Mandiri (Persero) Tbk.	22,553	6,321
Total Common Stocks (cost $2,212,151)		2,520,777
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	16,596	16,596
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	—	—
Total Short Term Investments (cost $16,596)		16,596
Total Investments 99.5% (cost $2,228,747)		2,537,373
Other Assets and Liabilities, Net 0.5%		13,816
Total Net Assets 100.0%		2,551,189

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	53,524	212,328	249,256	284	—	—	16,596	0.7
JNL Government Money Market Fund, 3.63% - Class SL	—	96	96	—	—	—	—	—
	53,524	212,424	249,352	284	—	—	16,596	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	126,802	2,393,975	—	2,520,777
Short Term Investments	16,596	—	—	16,596
	143,398	2,393,975	—	2,537,373

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 99.5%
Information Technology 43.5%
Apple Inc.	271	68,718
Arista Networks, Inc. (a)	145	17,812
ASML Holding N.V. - ADR	19	24,914
Broadcom Inc.	83	25,668
Datadog, Inc. - Class A (a)	65	7,694
Fair Isaac Corporation (a)	7	7,940
Intuit Inc.	38	16,257
Microsoft Corporation	158	58,450
NVIDIA Corporation	970	169,119
Oracle Corporation	175	25,767
Palo Alto Networks, Inc. (a)	161	25,740
ServiceNow, Inc. (a)	94	9,852
Synopsys, Inc. (a)	40	15,742
Taiwan Semiconductor Manufacturing Company Limited - ADR	79	26,659
Texas Instruments Incorporated	60	11,707
		512,039
Communication Services 13.8%
Alphabet Inc. - Class A	139	40,019
Meta Platforms, Inc. - Class A	118	67,480
Netflix, Inc. (a)	572	54,988
		162,487
Consumer Discretionary 12.1%
Airbnb, Inc. - Class A (a)	157	19,879
Amazon.com, Inc. (a)	399	83,192
Chipotle Mexican Grill, Inc. (a)	577	18,457
Tesla Inc. (a)	54	20,216
		141,744
Industrials 10.1%
Airbus SE - ADR	313	14,779
Eaton Corporation Public Limited Company	79	28,303
Parker-Hannifin Corporation	11	9,490
RTX Corporation	110	21,272
Uber Technologies, Inc. (a)	229	16,440
W.W. Grainger, Inc.	26	28,268
		118,552
Health Care 8.8%
Alnylam Pharmaceuticals, Inc. (a)	21	7,056
Intuitive Surgical, Inc. (a)	56	25,818
Roche Holding AG - ADR (b)	231	11,462
Stryker Corporation	53	17,340
Thermo Fisher Scientific Inc.	37	18,135
Vertex Pharmaceuticals Incorporated (a)	53	23,695
		103,506
Financials 6.7%
Blackstone Inc. - Class A	21	2,419
Marsh & Mclennan Companies, Inc.	107	18,513
S&P Global Inc.	27	11,688
Visa Inc. - Class A	152	45,976
		78,596
Materials 3.4%
Linde Public Limited Company	44	21,818
Sherwin-Williams Company, The	58	18,690
		40,508
Consumer Staples 1.1%
Monster Beverage 1990 Corporation (a)	181	13,129
Total Common Stocks (cost $744,369)		1,170,561
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	5,617	5,617
Total Short Term Investments (cost $5,617)		5,617
Total Investments 100.0% (cost $749,986)		1,176,178
Other Assets and Liabilities, Net (0.0)%		(440)
Total Net Assets 100.0%		1,175,738

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/ClearBridge Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	11,477	73,009	78,869	18	—	—	5,617	0.5
JNL Government Money Market Fund, 3.63% - Class SL	—	22,059	22,059	18	—	—	—	—
	11,477	95,068	100,928	36	—	—	5,617	0.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,170,561	—	—	1,170,561
Short Term Investments	5,617	—	—	5,617
	1,176,178	—	—	1,176,178

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Cohen & Steers U.S. Realty Fund
COMMON STOCKS 99.1%
Real Estate 96.8%
Agree Realty Corporation (a)	27	2,046
American Tower Corporation	25	4,268
BXP, Inc.	28	1,445
Caretrust REIT, Inc.	16	570
Crown Castle Inc.	63	5,116
Digital Realty Trust, Inc.	43	7,700
Equinix, Inc.	4	4,300
Equity Lifestyle Properties, Inc.	10	610
Equity Residential	15	882
Essential Properties Realty Trust, Inc.	24	734
Essex Property Trust, Inc.	8	1,987
Extra Space Storage Inc.	26	3,363
Gaming and Leisure Properties, Inc.	13	579
Healthcare Realty Trust Incorporated - Class A	91	1,551
Highwoods Properties, Inc.	35	741
Host Hotels & Resorts, Inc.	100	1,908
Hudson Pacific Properties, Inc. (b)	12	73
Invitation Homes Inc.	53	1,305
Iron Mountain Incorporated	29	3,005
Kilroy Realty Corporation (a)	—	10
Kimco Realty OP, LLC	87	1,960
Kite Realty Naperville, LLC	51	1,249
Lamar Advertising Company - Class A	3	377
Omega Healthcare Investors, Inc.	15	670
OUTFRONT Media Inc.	22	592
ProLogis Inc.	40	5,268
Public Storage Operating Company	6	1,691
Realty Income Corporation	20	1,241
SBA Communications Corporation - Class A	9	1,458
Simon Property Group, Inc.	8	1,432
SL Green Realty Corp. (a)	13	488
Sun Communities, Inc.	19	2,399
UDR, Inc.	25	836
Welltower Inc.	57	11,306
Weyerhaeuser Company	64	1,567
		74,727
Consumer Discretionary 1.7%
Boyd Gaming Corporation	5	434
Caesars Entertainment, Inc. (b)	33	859
		1,293
Health Care 0.6%
PACS Group, Inc. (b)	14	455
Total Common Stocks (cost $77,221)		76,475
WARRANTS 0.1%
Hudson Pacific Properties, Inc. (b) (c)	22	127
Total Warrants (cost $339)		127
SHORT TERM INVESTMENTS 2.2%
Securities Lending Collateral 1.9%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	1,498	1,498
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	200	200
Total Short Term Investments (cost $1,698)		1,698
Total Investments 101.4% (cost $79,258)		78,300
Other Assets and Liabilities, Net (1.4)%		(1,106)
Total Net Assets 100.0%		77,194

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Cohen & Steers U.S. Realty Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	440	3,301	3,541	2	—	—	200	0.3
JNL Government Money Market Fund, 3.63% - Class SL	594	2,988	2,084	1	—	—	1,498	1.9
	1,034	6,289	5,625	3	—	—	1,698	2.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Cohen & Steers U.S. Realty Fund
Assets - Securities
Common Stocks	76,475	—	—	76,475
Warrants	—	127	—	127
Short Term Investments	1,698	—	—	1,698
	78,173	127	—	78,300

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 98.6%
Japan 22.4%
ADEKA Co., Ltd.	19	442
Advantest Corporation	11	1,548
AEON Co., Ltd.	29	342
Ajinomoto Co., Inc.	10	292
Aozora Bank, Ltd. (a)	134	2,134
Asahi Group Holdings, Ltd.	49	495
ASICS Corporation	19	519
Astellas Pharma Inc.	78	1,260
Bandai Namco Holdings Inc.	17	421
Bridgestone Corporation	27	570
Canon Inc. (a)	10	279
Capcom Co., Ltd.	11	227
Central Japan Railway Company	6	142
Chiyoda Corporation (a) (b)	25	146
Chubu Electric Power Co., Ltd.	13	206
Chugai Pharmaceutical Co., Ltd.	7	385
Cosmo Energy Holdings Co., Ltd.	15	421
Daifuku Co., Ltd.	8	289
Dai-ichi Life Holdings, Inc.	85	782
Daiichi Sankyo Company, Limited	20	356
Daikin Industries, Ltd.	4	446
Daiwa House Industry Co., Ltd.	49	1,530
Daiwa Securities Group Inc.	32	302
Daiwabo Holdings Co., Ltd.	46	906
DENSO Corporation	24	298
DIC Corporation	39	902
DISCO Corporation	2	615
DOWA Holdings Co., Ltd.	42	2,372
East Japan Railway Company	7	149
EBARA Corporation	22	618
Eisai Co., Ltd.	7	220
ENEOS Holdings, Inc.	163	1,455
EXEO Group, Inc.	77	1,311
FANUC Corporation	2	85
Fast Retailing Co., Ltd.	2	791
Fuji Corporation Co., Ltd.	4	106
Fuji Electric Co., Ltd.	4	259
FUJIFILM Holdings Corporation	12	235
Fujikura Ltd.	43	1,191
Fujitsu Limited	21	437
Hachijuni Nagano Bank, Ltd.	41	515
Hamamatsu Photonics K.K.	39	449
Hankyu Hanshin Holdings, Inc.	6	181
HASEKO Corporation	40	741
Hitachi, Ltd.	62	1,818
Honda Motor Co., Ltd. - ADR (a)	1	18
Honda Motor Co., Ltd.	51	408
HOYA Corporation	4	632
Idemitsu Kosan Co., Ltd.	17	162
IHI Corporation	30	616
Inpex Corporation	92	2,711
Isetan Mitsukoshi Holdings Ltd.	43	788
Isuzu Motors Limited	59	846
ITOCHU Corporation	41	524
Iwatani Corporation	71	914
J.Front Retailing Co., Ltd.	30	463
Japan Airlines Co., Ltd.	15	243
Japan Airport Terminal Co., Ltd.	33	1,076
Japan Exchange Group, Inc.	30	349
Japan Post Bank Co., Ltd.	17	278
Japan Post Holdings Co., Ltd.	16	188
Japan Tobacco Inc.	7	249
JEOL Ltd.	15	538
Kajima Corporation	9	330
Kanematsu Corporation	48	681
Kao Corporation	12	453
Kawasaki Heavy Industries, Ltd.	32	606
KDDI Corporation	64	1,097
Keio Corporation	57	279
Keyence Corporation	1	212
Kikkoman Corporation (a)	28	251
Kintetsu Group Holdings Co., Ltd.	22	454
Kirin Holdings Company, Limited	20	323
Komatsu Ltd.	13	516
Konami Group Corporation	3	359
Konica Minolta, Inc.	183	610
Kubota Corporation	31	492
Kurita Water Industries Ltd.	15	721
KYOCERA Corporation	35	530
Kyushu Electric Power Co., Inc.	22	249
Lasertec Co., Ltd.	2	530
Lion Corporation	131	1,377
LIXIL Corporation (a)	101	1,040
LY Corporation (a)	85	204
Mabuchi Motor Co., Ltd.	136	1,368
Makita Corporation	3	95
Marubeni Corporation	9	316
MARUWA Co., Ltd.	1	384
Mazda Motor Corporation (a)	50	333
Mebuki Financial Group Inc.	251	1,946
Meiji Holdings Co., Ltd.	6	151
Mercari, Inc. (b)	70	1,651
Minebeamitsumi Inc.	59	981
MIRAIT ONE Corporation	12	271
Mitsubishi Chemical Group Corporation	110	639
Mitsubishi Corporation	29	1,001
Mitsubishi Electric Corporation	9	294
Mitsubishi Estate Co., Ltd.	10	270
Mitsubishi HC Capital Inc.	35	316
Mitsubishi Heavy Industries, Ltd.	22	607
Mitsubishi Logistics Corporation	57	482
Mitsubishi Materials Corporation	87	2,722
Mitsubishi UFJ Financial Group, Inc.	76	1,273
Mitsui & Co., Ltd.	17	639
Mitsui E&S Co., Ltd.	27	975
Mitsui Fudosan Co., Ltd.	17	179
Mitsui Kinzoku Company, Limited	10	1,832
Mitsui O.S.K. Lines, Ltd. (a)	12	494
Mizuho Financial Group, Inc.	22	855
MODEC, Inc.	—	38
MS&AD Insurance Group Holdings, Inc.	28	722
Murata Manufacturing Co., Ltd.	17	387
Nagase & Co., Ltd.	228	1,696
Nagoya Railroad Co., Ltd. (a)	19	213
Nec Corporation	13	315
NICHIAS Corporation	32	599
Nidec Corporation	15	194
Nifco Inc.	34	969
Nihon M&A Center Holdings Inc. (a)	10	40
Nintendo Co., Ltd.	2	108
Nippon Express Co., Ltd.	34	758
Nippon Gas Co., Ltd.	87	1,623
Nippon Paint Holdings Co., Ltd.	30	188
Nippon Steel Corporation (a)	167	614
Nippon Telegraph and Telephone Corporation	213	213
Nippon Yusen Kabushiki Kaisha	18	646
Nipro Corporation	24	235
Nissan Chemical Corporation (a)	16	602
Nissan Motor Co., Ltd. (b)	83	177
Niterra Co., Ltd.	3	140
Nitori Holdings Co., Ltd.	47	743
Nitto Denko Corporation	36	712
Nomura Holdings, Inc.	52	404
Nomura Holdings, Inc. - ADR (a)	4	30
Nomura Research Institute, Ltd.	6	178
OBIC Co., Ltd.	4	97
Olympus Corporation	72	679
OMRON Corporation	28	812
Ono Pharmaceutical Co., Ltd.	4	61
Oriental Land Co., Ltd.	7	121
ORIX Corporation	25	747
Osaka Gas Co., Ltd.	4	141
Otsuka Holdings Co., Ltd.	9	652
Pan Pacific International Holdings Corporation	37	224
Panasonic Holdings Corporation	41	686
Penta-Ocean Construction Co., Ltd.	46	484

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Pigeon Corporation (a)	29	299
Rakuten Bank, Ltd. (b)	2	80
Rakuten Group, Inc. (b)	40	185
Recruit Holdings Co., Ltd.	14	600
Renesas Electronics Corporation	27	381
Resona Holdings, Inc.	34	384
Resonac Holdings Co., Ltd.	35	2,279
Sankyu Co., Ltd.	3	172
Santen Pharmaceutical Co., Ltd.	166	1,872
Sapporo Holdings Limited	60	651
Sawai Group Holdings Co., Ltd.	19	274
SBI Holdings, Inc.	34	636
Secom Co., Ltd.	3	122
Sega Sammy Holdings, Inc.	38	582
Sekisui Chemical Co., Ltd. (a)	30	504
Sekisui House, Ltd.	24	538
Seven & I Holdings Co., Ltd.	55	747
Shimadzu Corporation	7	154
Shimano Inc.	2	157
Shin-Etsu Chemical Co., Ltd.	23	929
Shionogi & Co., Ltd.	18	398
Ship Healthcare Holdings, Inc.	62	961
Sinfonia Technology Co., Ltd.	17	1,185
SKYLARK Holdings Co., Ltd.	46	989
SMC Corporation	—	117
Socionext Inc. (a)	6	67
SoftBank Corp.	247	329
SoftBank Group Corp.	115	2,780
Sojitz Corporation	39	1,537
Sompo Holdings, Inc.	18	705
Sony Financial Group Inc. (a)	48	44
Sony Group Corporation	89	1,829
Sotetsu Holdings Inc.	18	338
Subaru Corporation. (a)	65	1,035
SUMCO Corporation	134	1,473
Sumitomo Chemical Company, Limited (a)	346	1,112
Sumitomo Corporation	11	395
Sumitomo Electric Industries, Ltd.	31	1,717
Sumitomo Forestry Co., Ltd. (a)	169	1,526
Sumitomo Heavy Industries, Ltd.	38	1,157
Sumitomo Metal Mining Co., Ltd.	4	226
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3	59
Sumitomo Mitsui Financial Group, Inc.	44	1,420
Sumitomo Mitsui Trust Group, Inc.	15	461
Sumitomo Realty & Development Co., Ltd.	16	455
Suzuki Motor Corporation	37	452
Sysmex Corporation	128	1,100
T&D Holdings, Inc.	13	324
Taiheiyo Cement Corporation	28	618
Taisei Corporation	3	258
Takeda Pharmaceutical Company Limited	24	861
TDK Corporation	42	542
Teijin Limited	13	139
Terumo Corporation	53	707
The Chiba Bank, Ltd.	6	80
The Kansai Electric Power Company, Incorporated	15	243
TIS Inc.	37	781
Toho Co., Ltd.	5	47
TOHO GAS Co., Ltd.	14	115
Tokai Carbon Co., Ltd.	94	579
Tokio Marine Holdings, Inc.	27	1,259
Tokyo Electric Power Company Holdings, Inc. (b)	9	39
Tokyo Electron Limited	4	1,070
Tokyo Gas Co., Ltd.	6	287
Tokyu Fudosan Holdings Corporation	123	1,045
Toray Industries, Inc.	44	313
Tosoh Corporation (a)	75	1,109
TOTO Ltd.	3	108
Toyo Suisan Kaisha, Ltd.	3	196
Toyo Tire Corporation	32	743
Toyota Motor Corporation	185	3,780
Toyota Tsusho Corporation	17	675
Trend Micro Incorporated	31	1,039
Tsumura & Co.	104	2,476
UBE Corporation (a)	66	1,028
Unicharm Corporation	46	271
United Supermarkets Holdings Inc. (a)	48	269
West Japan Railway Company	11	223
Yakult Honsha Co., Ltd. (a)	32	539
Yamato Holdings Co., Ltd.	25	280
Yaskawa Electric Corporation	1	27
Yokohama Financial Group, Inc.	70	619
Yoshinoya Holdings Co., Ltd.	58	1,209
		148,138
Canada 12.6%
Agnico Eagle Mines Limited	12	2,467
Air Canada (b)	50	655
Alamos Gold Inc - Class A (a)	33	1,462
Algonquin Power & Utilities Corp. (a)	93	567
Alimentation Couche-Tard Inc.	10	564
ARC Resources Ltd.	63	1,301
Aritzia, Inc. (b)	10	846
ATCO Ltd. - Class I	5	236
Bank of Montreal	11	1,460
Bank of Nova Scotia, The	16	1,081
Banque Nationale Du Canada (a)	7	913
Barrick Mining Corporation	52	2,116
Bombardier Inc. - Class B (b)	4	748
Boyd Group Services Inc.	2	285
Brookfield Corporation - Class A	12	489
Brookfield Infrastructure Corporation - Class A (a)	3	134
Brookfield Wealth Solutions Ltd. - Class A	11	442
CAE Inc. (b)	9	245
Cameco Corporation	2	163
Canadian Imperial Bank of Commerce (a)	19	1,790
Canadian National Railway Company	7	762
Canadian Natural Resources Limited	57	2,761
Canadian Pacific Kansas City Limited	7	531
Capital Power Corporation (a)	3	142
Celestica Inc. (b)	7	1,946
Cenovus Energy Inc.	84	2,233
Chorus Limited - Class A	6	415
Chorus Limited - Class A	—	28
Colliers International Group Inc.	3	331
Constellation Software Inc.	—	351
Descartes Systems Group Inc., The (b)	2	112
Dollarama Inc.	7	847
Eldorado Gold Corporation	62	2,138
Element Fleet Management Corp.	98	2,124
Emera Incorporated (c)	6	306
Enbridge Inc.	13	726
EQB Inc.	2	186
Equinox Gold Corp.	10	142
Fairfax Financial Holdings Limited	2	2,607
Finning International Inc.	18	1,145
FirstService Corporation	4	567
Fortis Inc. (a)	1	59
Fortis Inc. (a)	8	457
Franco-Nevada Corporation	1	326
GFL Environmental Inc.	3	138
Great-West Lifeco Inc.	4	201
Groupe Atkinsrealis Inc.	5	302
Groupe WSP Global Inc.	4	598
iA Societe Financiere Inc.	13	1,470
IAMGOLD Corporation (b)	195	3,663
IGM Financial Inc. (a)	2	107
Imperial Oil Limited	6	823
Intact Financial Corporation	5	918
International Petroleum Corporation (b)	12	316
Kinross Gold Corporation	82	2,494
Les Vetements de Sport Gildan Inc. - Class A	24	1,346
Linamar Corporation	4	248
Loblaw Companies Limited	11	497
Magna International Inc.	35	1,955
Manulife Financial Corporation	22	752
Methanex Corporation	3	197
Metro Inc. - Class A	5	315
Nutrien Ltd.	7	500
ONEX Corporation	21	1,539

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Open Text Corporation (a)	54	1,206
Pan American Silver Corp.	32	1,740
Pembina Pipeline Corporation	22	967
Prairiesky Royalty Ltd. (a)	14	327
Premium Brands Holdings Corporation (a)	3	175
Quebecor Inc. - Class B	2	100
Restaurant Brands International Limited Partnership	11	799
Rogers Communications Inc. - Class B	27	1,041
Royal Bank of Canada	—	60
Royal Bank of Canada	31	5,009
Saputo Inc.	23	713
Shopify Inc. - Class A (b)	2	178
Shopify Inc. - Class A (b)	—	44
South Bow Corporation (a)	5	171
Spin Master Corp. (d)	1	14
Stantec Inc.	8	733
Sun Life Financial Inc.	25	1,550
Suncor Energy Inc.	40	2,622
TC Energy Corporation (a)	6	387
Teck Resources Limited - Class B	8	409
TFI International Inc. (a)	2	252
Thomson Reuters Corporation	1	98
TMX Group Limited	6	227
Toromont Industries Ltd.	9	1,227
Toronto-Dominion Bank, The (a)	3	292
Toronto-Dominion Bank, The	17	1,585
Tourmaline Oil Corp	8	403
Triple Flag Precious Metals Corp.	6	205
Wheaton Precious Metals Corp.	1	161
Whitecap Resources Inc. (a)	270	3,053
		83,333
United Kingdom 10.8%
3i Group PLC	38	1,247
Anglo American PLC	31	1,334
AstraZeneca PLC	5	893
AstraZeneca PLC	17	3,288
Autotrader Group PLC	144	897
BAE Systems PLC	38	1,102
Barclays PLC	188	988
Barclays PLC - ADR	6	119
Barratt Redrow PLC	727	2,531
Beazley Ireland Holdings PLC	89	1,497
Bellway p.l.c.	9	230
BP P.L.C. - ADR	8	380
BP P.L.C.	528	4,149
British American Tobacco P.L.C.	16	951
BT Group PLC	397	1,110
Bunzl Public Limited Company	8	227
Burberry Group PLC (b)	21	305
Centrica PLC	432	1,222
Compass Group PLC	49	1,362
Croda International Public Limited Company	14	514
Diageo PLC - ADR (a)	1	93
Diageo PLC	38	706
Diploma PLC	1	114
Drax Group PLC	31	362
Experian PLC	27	922
Fiat Chrysler Automobiles N.V.	45	319
Frasers Group PLC (b)	10	84
Games Workshop Group PLC	1	334
GSK PLC	63	1,718
GSK PLC - ADR	1	44
Haleon PLC	226	1,118
Haleon PLC - ADR (a)	1	10
Halma Public Limited Company	3	138
Howden Joinery Group PLC	137	1,446
HSBC Holdings PLC - ADR (a)	8	669
HSBC Holdings PLC	199	3,249
IG Group Holdings PLC	41	769
Imperial Brands PLC	21	846
Inchcape PLC	50	495
Informa PLC	101	1,006
InterContinental Hotels Group PLC	1	161
Intertek Group PLC	25	1,224
J Sainsbury PLC	145	655
JD Sports Fashion PLC	225	213
Jet2 PLC	4	55
Kingfisher PLC	278	1,052
Legal & General Group PLC	166	546
Lion Finance Group PLC	4	452
Lloyds Banking Group PLC - ADR (a)	17	83
Lloyds Banking Group PLC	704	870
London Stock Exchange Group PLC	1	176
Man Group PLC	85	284
Marks and Spencer Group P.L.C.	24	110
Melrose Industries PLC	37	251
Mondi PLC	15	171
National Grid PLC	24	403
National Grid PLC - ADR	2	163
NatWest Group PLC	261	1,929
Next PLC	3	559
Pan African Resources PLC	17	33
Paragon Banking Group PLC	11	100
Pennon Group PLC	70	494
Reckitt Benckiser Group PLC	21	1,419
Relx PLC	25	819
Relx PLC - ADR	5	173
Rolls-Royce Holdings PLC	160	2,428
RS Group PLC	44	331
Serco Group PLC	54	203
Severn Trent PLC	3	143
Shell PLC - Class A	115	5,374
Shell PLC - Class A - ADR	13	1,167
Smith & Nephew PLC - ADR (a)	5	174
Smith & Nephew PLC	44	701
Smiths Group PLC	11	331
Softcat PLC	42	682
Spirax Group PLC	5	432
SSE PLC	11	386
St. James's Place PLC	10	161
Standard Chartered PLC	34	701
Stolt-Nielsen M.S. Ltd.	2	83
Subsea 7 S.A.	11	341
Tesco PLC	439	2,758
The Sage Group PLC.	14	153
Unilever PLC	16	913
Unilever PLC - ADR	7	427
United Utilities PLC	38	668
Vistry Group PLC (b)	11	48
Vodafone Group Public Limited Company	987	1,484
Wise PLC - Class A (b)	10	116
WPP 2012 Limited	30	92
		71,480
Switzerland 7.9%
ABB Ltd. - Class N	11	857
Alcon AG	6	468
Alcon AG	10	722
ALSO Holding AG - Class N (a)	1	105
Amrize AG	12	655
Avolta AG - Class N	9	561
BELIMO Holding AG - Class N	1	437
BKW Energie AG	—	77
Bucher Industries AG	2	1,072
Chocoladefabriken Lindt & Sprungli AG - Class N	—	428
Compagnie Financiere Richemont S.A.	4	755
Datwyler Holding AG	—	84
EMS-Chemie Holding AG	—	385
Geberit AG - Class N	3	2,046
Georg Fischer AG - Class N	15	795
Givaudan S.A. - Class N	—	362
Glencore PLC	153	1,162
Helvetia Baloise Holding AG	6	1,600
Holcim AG	31	2,526
International Workplace Group PLC	29	68
Julius Bar Gruppe AG - Class N	41	3,020
Lonza Group AG	2	1,157
Medacta Group SA	—	72
Nestle S.A. - Class N	48	4,697

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Novartis AG - ADR	11	1,717
Novartis AG - Class N	34	5,082
Partners Group Holding AG	—	513
PSP Swiss Property AG - Class N	3	524
Roche Holding AG	8	3,276
Roche Holding AG	2	698
Schindler Holding AG - Class N	—	76
SFS Group AG	1	176
SGS S.A.	2	251
Siegfried Holding AG	8	767
Sika AG	2	378
SoftwareONE Holding AG	2	15
Sonova Holding AG	3	582
Straumann Holding AG - Class N	2	219
Sulzer AG - Class N	1	114
Swatch Group AG, The	6	1,239
Swiss Life Holding AG - Class N	1	854
Swiss Prime Site AG - Class N	39	6,634
Swiss Re AG	1	114
Swisscom AG - Class N	2	1,314
Swissquote Group Holding S.A. - Class N	1	578
UBS Group AG	—	16
UBS Group AG	29	1,147
VAT Group AG (c)	1	743
VZ Holding AG - Class N	2	355
Zurich Insurance Group AG - Class N	1	1,002
		52,495
Germany 7.8%
Adidas AG - Class N	4	676
Allianz SE	3	1,398
Aumovio SE (b)	2	86
Aurubis AG	1	208
BASF SE - Class N	50	3,098
Bayer Aktiengesellschaft - Class N	65	2,965
Bayerische Motoren Werke Aktiengesellschaft	6	594
Brenntag SE - Class N	20	1,397
Carl Zeiss Meditec AG	11	316
Continental Aktiengesellschaft	7	461
CTS Eventim AG & Co. KGaA	13	749
Daimler Truck Holding AG	30	1,472
Deutsche Bank Aktiengesellschaft - Class N	25	737
Deutsche Borse Aktiengesellschaft - Class N	4	1,245
Deutsche Lufthansa Aktiengesellschaft	35	295
Deutsche Post AG - Class N	36	1,913
Deutsche Telekom AG - Class N	103	3,816
DWS Group GmbH & Co. KGaA (c)	5	323
E.ON SE - Class N	130	2,859
Evonik Industries AG	25	489
flatexDEGIRO AG	9	298
Fraport AG Frankfurt Airport Services Worldwide	1	117
freenet AG - Class N	23	721
Fresenius Medical Care AG	23	1,042
Fresenius SE & Co. KGaA	14	748
GEA Group Aktiengesellschaft	24	1,743
Hannover Ruck SE - Class N	3	857
Hapag-Lloyd Aktiengesellschaft (c)	1	141
Heidelberg Materials AG	1	143
Henkel AG & Co. KGaA	—	7
Hensoldt AG	22	1,923
HOCHTIEF Aktiengesellschaft	1	662
Infineon Technologies AG - Class N	34	1,534
Kion Group AG	6	304
Knorr - Bremse Aktiengesellschaft (c)	10	1,172
LEG Immobilien SE	5	306
Mercedes-Benz Group AG - Class N	14	860
MERCK Kommanditgesellschaft auf Aktien	3	349
MTU Aero Engines AG - Class N	1	205
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	1,345
Qiagen N.V.	—	19
Qiagen N.V.	12	474
Rheinmetall Aktiengesellschaft	2	2,554
RTL Group S.A.	1	57
RWE Aktiengesellschaft	22	1,474
SAP SE	5	821
Scout24 SE (c)	7	521
Siemens Aktiengesellschaft - Class N	3	781
Siemens Energy AG	8	1,377
Siemens Healthineers AG (c)	18	771
Symrise AG	7	562
Talanx Aktiengesellschaft	14	1,759
Volkswagen Aktiengesellschaft	1	152
Vonovia SE	21	539
Zalando SE (b) (c)	22	525
		51,960
France 7.6%
Aeroports de Paris	4	538
Airbus SE	6	1,118
Alstom (b)	12	350
Amundi (c)	4	370
AXA	16	737
Ayvens (d)	3	32
Biomerieux S.A.	1	120
BNP Paribas	8	746
Bouygues	26	1,506
Bureau Veritas	17	519
Capgemini France	5	639
Carrefour	82	1,508
Compagnie de Saint-Gobain	23	1,873
Compagnie Generale des Etablissements Michelin	17	586
Credit Agricole S.A.	15	280
Danone	11	871
Dassault Systemes	5	97
Edenred	7	135
Eiffage	8	1,252
Elis Services	5	154
Engie	98	3,175
EssilorLuxottica	1	285
Eurazeo	2	83
Eurofins Scientific SE	13	951
Euronext N.V. (c)	6	920
Gaztransport Et Technigaz	4	992
Getlink S.E.	6	121
Hermes International	—	622
IPSEN	3	641
JCDecaux SE	15	322
Kering	1	204
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,242
Legrand	6	876
L'Oreal	2	717
LVMH Moet Hennessy Louis Vuitton	3	1,900
Nexans	1	181
Orange	139	2,846
Pernod Ricard	13	945
Publicis Groupe S.A.	4	343
Renault	37	1,249
Rexel	49	1,899
Rubis	3	105
Safran	3	967
Sanofi	10	943
Sartorius Stedim Biotech	—	30
Schneider Electric SE	2	523
Societe d'exploitation Hoteliere	22	1,132
Societe Generale	28	2,046
Spie S.A.	17	875
Technip Energies N.V.	8	351
Teleperformance SE	4	227
Thales	3	864
Tikehau Capital	5	93
TotalEnergies SE	58	5,378
Veolia Environnement	10	376
VINCI	14	2,031
Vivendi SE	71	148
VusionGroup (a)	1	121
		50,155
Australia 6.1%
AGL Energy Limited	19	129
ALS Limited	36	516

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Ampol Limited	19	439
Ansell Limited	29	574
ANZ Group Holdings Limited	30	745
Aristocrat Leisure Limited	5	168
ASX Limited	2	74
Atlas Arteria Limited	39	116
AUB Group Limited	13	222
Australian Pipeline Trust	21	145
Bellevue Gold Limited (b)	110	117
BHP Group Limited - ADR (a)	8	603
BHP Group Limited	119	4,219
BHP Group Limited (a)	6	212
BlueScope Steel Limited	34	608
Brambles Limited	57	888
Breville Group Limited (a)	23	419
Car Group Limited	3	51
Cleanaway Waste Management Limited	174	275
Coles Group Limited	46	695
Commonwealth Bank of Australia	10	1,115
Computershare Limited	23	446
CSL Limited	5	455
Dalrymple Bay Infrastructure Limited	27	94
Deep Yellow Limited (b)	61	78
Downer EDI Limited	146	779
Dyno Nobel Limited	607	1,321
EBOS Group Limited	7	87
Endeavour Group Limited (a)	154	349
Evolution Mining Limited	132	1,191
Fortescue Ltd.	50	719
Generation Development Group Limited (a)	50	147
Genesis Minerals Limited (b)	62	257
Harvey Norman Holdings Ltd.	83	285
HUB24 Limited	5	301
Insurance Australia Group Limited	104	531
JB Hi-Fi Limited	11	541
Lendlease Corporation Limited	32	74
Lynas Rare Earths Limited (b)	1	18
Macquarie Group Limited	2	325
Medibank Private Limited	135	408
Metcash Limited	261	537
National Australia Bank Limited	40	1,156
New Hope Corporation Limited (a)	291	1,185
NEXTDC Limited (b)	33	266
Nine Entertainment Co. Holdings Limited	197	130
Northern Star Resources Ltd.	48	689
Orica Limited	34	476
Origin Energy Limited	59	508
Orora Limited	58	76
Perseus Mining Limited	100	372
PLS Group Limited (b)	7	25
Premier Investments Limited	13	112
Qantas Airways Limited	15	88
QBE Insurance Group Limited	118	1,737
Ramsay Health Care Limited	10	258
Reece Limited (a)	2	19
Regis Resources Limited	67	319
Resolute Mining Limited (b)	132	131
Rio Tinto Limited	11	1,247
Rio Tinto PLC - ADR	1	94
Rio Tinto PLC	24	2,239
Sandfire Resources Limited (b)	6	68
Santos Limited	86	474
SEEK Limited	13	132
SGH Limited	7	190
Sigma Healthcare Ltd.	11	21
Sonic Healthcare Limited	15	216
Steadfast Group Ltd.	88	259
Suncorp Group Limited	74	825
Super Retail Group Limited	36	321
Technology One Limited	5	86
Telstra Group Limited	66	242
Transurban Holdings Limited	20	198
Treasury Wine Estates Limited (a)	63	163
Ventia Services Group Limited (c)	212	772
Wesfarmers Limited	12	589
Westpac Banking Corporation	39	1,070
WiseTech Global Limited	4	105
Woodside Energy Group Ltd.	54	1,296
Woodside Energy Group Ltd. - ADR (a)	3	71
Woolworths Group Limited	28	712
Zip Co Limited (b)	71	80
		40,290
Italy 3.6%
Acea S.p.A.	4	115
Assicurazioni Generali Societa' Per Azioni	5	211
Azimut Holding S.p.A.	16	627
Banca Mediolanum SpA	8	170
Banca Monte dei Paschi di Siena S.p.A.	158	1,384
Banco BPM Societa' Per Azioni	126	1,758
Bper Banca S.P.A.	58	766
Brunello Cucinelli S.p.A.	9	785
Buzzi S.p.A.	3	141
Credito Emiliano S.P.A.	46	781
Davide Campari-Milano N.V.	26	182
De' Longhi S.p.A.	8	285
ENEL - SPA	115	1,252
Eni S.P.A. (a)	81	2,306
Ferrari N.V.	1	241
Ferrari N.V.	—	149
Finecobank Banca Fineco S.P.A.	41	900
Hera S.p.A.	233	1,072
Infrastrutture Wireless Italiane S.p.A. (a) (c)	13	102
Intesa Sanpaolo SPA	179	1,081
Iren S.p.A.	53	151
Italgas S.p.A.	64	745
Iveco Group N.V.	33	739
Leonardo S.p.A.	4	262
Moncler S.p.A.	7	397
Pirelli & C. S.p.A. (c)	45	309
Poste Italiane - Societa' Per Azioni (c)	10	233
Prada S.p.A.	19	92
Prysmian S.p.A.	5	631
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	23	1,304
Reply S.p.A.	2	164
Snam S.p.A.	39	293
Sol S.P.A.	1	61
Telecom Italia S.p.A.	1,860	1,299
Terna - Rete Elettrica Nazionale Societa Per Azioni	50	575
Unicredit, Societa' Per Azioni	30	2,116
Unipol Assicurazioni S.P.A.	9	202
		23,881
Netherlands 3.2%
Aalberts N.V.	12	420
ABN AMRO Bank N.V. - DUTCHCERT (c)	54	1,711
Adyen N.V. (b) (c)	—	182
Arcadis N.V.	3	86
ASM International N.V.	1	1,058
ASML Holding N.V. - ADR	1	1,461
ASML Holding N.V.	3	4,252
ASR Nederland N.V.	6	417
BE Semiconductor Industries N.V.	2	460
CTP N.V.	6	103
HAL Trust	1	164
Heineken N.V.	7	529
IMCD N.V. (a)	6	658
ING Groep N.V.	27	710
Koninklijke Ahold Delhaize N.V.	38	1,782
Koninklijke KPN N.V.	292	1,621
Koninklijke Philips N.V. - ADR (c)	2	56
Koninklijke Philips N.V.	28	779
Koninklijke Vopak N.V.	22	1,211
NN Group N.V.	17	1,357
Prosus N.V. - Class N	11	487
Randstad N.V. (a)	16	420
STMicroelectronics N.V.	20	682
Wolters Kluwer N.V. - Class C	7	563
		21,169

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Spain 2.6%
Acciona, S.A.	2	499
ACS, Actividades de Construccion y Servicios, S.A.	9	1,164
AENA S.M.E., S.A.	20	583
Amadeus IT Holding, S.A. (c)	18	1,021
Banco Bilbao Vizcaya Argentaria Sociedad Anonima	124	2,688
Banco Bilbao Vizcaya Argentaria Sociedad Anonima - ADR	14	306
Banco De Sabadell SA (a)	133	476
Banco Santander, S.A.	197	2,207
Bankinter Sociedad Anonima (a)	67	1,049
CaixaBank, S.A.	86	1,023
Cellnex Telecom, S.A. (c)	4	126
CIE Automotive Sociedad Anonima	3	81
Compania De Distribucion Integral Logista SAU	6	234
Corporacion Acciona Energias Renovables, S.A.	5	118
EDP Renovaveis, S.A. (a)	12	198
Enagas S.A.	12	242
Endesa, S.A.	3	127
Fluidra S.A.	3	69
Grifols, S.A. - Class A (a)	39	409
Iberdrola, Sociedad Anonima	26	603
Indra Sistemas S.A. (a)	7	405
Industria de Diseno Textil, S.A.	12	668
Mapfre S.A.	70	312
Naturgy Energy Group S.A. (a)	6	187
Redeia Corporacion S.A.	18	300
Repsol S.A.	44	1,231
Telefonica, S.A. (a)	162	713
		17,039
Sweden 2.5%
AAK AB (publ) (a)	2	63
AB Sagax - Class B (a)	5	99
Addlife AB - Class B	19	276
Addnode Group Aktiebolag (publ) - Class B	8	58
Addtech AB - Class B	8	259
Aktiebolaget Electrolux - Class B (a) (b)	21	133
Aktiebolaget SKF - Class B	14	346
Aktiebolaget Volvo - Class A	5	158
Aktiebolaget Volvo - Class B	43	1,423
Alfa Laval AB (a)	3	189
Ambea AB ( publ ) (c)	5	73
ASSA ABLOY AB - Class B	6	204
Atlas Copco Aktiebolag - Class A	26	455
Atlas Copco Aktiebolag - Class B	15	230
Avanza Bank Holding AB	15	584
Betsson AB - Class B	16	168
Billerud Aktiebolag (publ)	67	523
Boliden AB (b)	7	378
Bonesupport Holding AB (a) (b)	1	14
Bravida Holding AB (c)	32	336
Bufab AB (publ)	3	29
Bure Equity AB	10	226
Camurus AB (b)	—	20
Castellum Aktiebolag (a)	28	327
Dometic Group AB (publ) (c)	25	68
Electrolux Professional AB (publ) - Class B	1	7
Elekta AB (publ) - Class B	42	249
Epiroc Aktiebolag - Class A	8	187
Epiroc Aktiebolag - Class B	5	114
EQT AB (c)	1	23
Essity Aktiebolag (publ) - Class A	—	12
Essity Aktiebolag (publ) - Class B (a)	19	476
Evolution AB (publ) (c)	2	127
G&L Beijer Ref AB - Class B (a)	6	79
Getinge AB (publ) - Class B	24	475
H & M Hennes & Mauritz AB - Class B (a)	10	188
Hexagon Aktiebolag - Class B	13	125
Hexpol AB - Class B	9	65
HMS Networks AB	1	45
Indutrade Aktiebolag (a)	1	22
Invisio AB	1	17
Lagercrantz Group Aktiebolag - Class B	11	230
Lifco AB (Publ) - Class B	2	60
Lindab International AB	7	115
Loomis AB - Class B	9	393
Medicover AB - Class B	13	268
Mycronic AB (publ)	16	375
NCC Aktiebolag - Class B	10	218
NIBE Industrier AB - Class B	22	91
Nordnet AB	9	285
Nyfosa AB	15	103
Peab AB - Class B	14	146
SAAB Aktiebolag - Class B (a)	1	77
Sandvik Aktiebolag	19	742
Scandic Hotels Group AB	34	306
Securitas AB - Class B	8	127
Skandinaviska Enskilda Banken AB - Class A (a)	18	334
Skanska AB - Class B (a)	9	231
Skistar Aktiebolag - Class B	4	66
SSAB AB - Class B	25	193
Svenska Cellulosa Aktiebolaget SCA - Class A	1	12
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	16	191
Svenska Handelsbanken AB - Class A (a)	14	189
Svenska Handelsbanken AB - Class B (a)	1	13
SWECO Civil AB - Class B	15	217
Swedbank AB - Class A	12	424
Tele2 AB - Class B	18	371
Telefonaktiebolaget LM Ericsson - Class A	1	10
Telefonaktiebolaget LM Ericsson - Class B (a)	90	1,018
Telia Company AB (a)	128	657
Thule Group AB (c)	2	52
Trelleborg AB - Class B	4	160
Vitrolife AB	3	25
Wihlborgs Fastigheter AB	4	41
		16,590
Denmark 1.7%
A.P. Moller - Maersk A/S - Class A	—	100
A.P. Moller - Maersk A/S - Class B	—	241
ALK-Abello A/S - Class B	3	98
Cadeler A/S (b) (d)	24	142
Carlsberg A/S - Class B	5	579
Coloplast A/S - Class B	2	140
Danske Bank A/S	24	1,195
Demant A/S (b)	18	558
DSV A/S	2	588
Genmab A/S (b)	2	404
H. Lundbeck A/S - Class B	22	136
Jyske Bank A/S	2	222
NKT A/S (b)	8	1,066
Novo Nordisk A/S - Class B	40	1,489
Novozymes A/S - Class B	4	259
Orsted A/S (b) (c)	7	175
Pandora A/S	7	490
Ringkjobing Landbobank. Aktieselskab	6	1,555
Rockwool A/S - Class A	1	15
Rockwool A/S - Class B	32	886
Tryg A/S	12	298
Vestas Wind Systems A/S	30	901
		11,537
Finland 1.5%
Elisa Oyj	19	912
Fortum Oyj (a)	25	629
Hiab Oyj - Class B	3	125
Huhtamaki Oyj	7	225
Kesko Oyj - Class B	22	497
Kone Corporation - Class B	6	399
Konecranes Oyj (a)	25	811
Mandatum Holding Oy	11	88
Metso Oyj	19	319
Neste Oyj	14	471
Nokia Oyj	88	706
Nokia Oyj - Series A - ADR	17	138
Nordea Bank Abp (a)	58	991
Orion Oyj - Class B	3	235
Sampo Oyj - Class A	46	489
Sampo Oyj - Class A	31	328

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Stora Enso Oyj - Class R (a)	54	632
UPM-Kymmene Oyj	18	569
Valmet Oy (a)	15	433
Wartsila Oyj Abp	19	712
		9,709
Israel 1.3%
Africa Israel Residences Ltd.	1	73
Alrov Properties & Lodgings Ltd.	—	8
Ashtrom Group Ltd.	1	32
Aura Investments Ltd.	6	39
Azrieli Group Ltd.	—	48
Bank Hapoalim B.M.	23	541
Bank Leumi Le-Israel B.M.	36	791
Bezeq Israel Communications Company Ltd.	73	176
Big Shopping Centers Ltd.	—	56
Blue Square Real Estate Ltd.	—	54
Camtek Ltd. (b)	—	21
Carasso Motors Ltd.	4	41
Cellcom Israel Ltd.	2	19
CLAL Insurance Enterprises Holdings Ltd.	7	511
Danya Cebus Ltd.	—	21
Delek Group Ltd.	—	137
Delta Galil Industries Ltd.	1	63
Doral Group Renewable Energy Resources Ltd. (b)	1	20
Elbit Systems Ltd.	—	55
Electra Ltd.	4	115
Enlight Renewable Energy Ltd. (b)	3	188
Equital Ltd. (b)	3	131
Fattal Holdings (1998) Ltd. (b)	1	150
First International Bank of Israel Ltd.	2	143
Formula Systems (1985) Ltd.	1	111
Fox - Wizel Ltd.	1	63
Harel Insurance Investments & Financial Services Ltd.	5	274
I.D.I. Insurance Company Ltd	2	103
Industrial Buildings Corporation Ltd.	50	207
Isracard Ltd.	56	248
Israel Canada (T.R) Ltd.	15	87
Israel Discount Bank Limited	31	313
Matrix I.T. Ltd.	5	140
Mega OR Holdings Ltd.	—	25
Melisron Limited	—	42
Menora Mivtachim Insurance Ltd.	1	101
Migdal Insurance and Financial Holdings Ltd.	21	109
Mizrahi Tefahot Bank Ltd.	4	256
Nayax Ltd. (b)	—	25
Neto Malinda Trading Ltd.	1	27
Next Vision Stabilized Systems Ltd.	—	20
Nice Ltd. (b)	—	20
Nova Ltd. (b)	—	51
Oil Refineries Ltd.	241	104
Partner Communications Ltd.	13	150
Paz Retail And Energy Ltd.	1	277
Phoenix Financial Ltd.	10	542
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	1	146
Shikun & Binui Ltd.	22	113
Shufersal Ltd.	16	240
Strauss Group Ltd.	3	114
Tel Aviv Stock Exchange Ltd., The	12	537
Teva Pharmaceutical Industries Ltd. - ADR (b)	4	123
Teva Pharmaceutical Industries Ltd. (b)	13	382
Tower Semiconductor Ltd. (b)	—	84
Veridis Environment Ltd. (b)	5	66
		8,533
Hong Kong 1.3%
AIA Group Limited	115	1,271
Bank of East Asia, Limited, The	146	245
Cathay Pacific Airways Limited	83	119
CK Asset Holdings Limited	48	276
CK Hutchison Holdings Limited	40	307
CK Infrastructure Holdings Limited	15	120
CLP Holdings Limited	22	202
Dfi Retail Group Holdings Limited	44	183
First Pacific Company Limited	390	273
Guotai Junan International Holdings Limited (a)	234	70
Hang Lung Properties Limited	528	591
HK Electric Investments Limited (a)	49	40
HKT Trust	283	442
Hong Kong And China Gas Company Limited -The-	235	214
Hong Kong Exchanges and Clearing Limited	13	663
Hysan Development Company Limited	9	22
Johnson Electric Holdings Limited	101	304
MH Development Limited (b) (e)	12	—
MTR Corporation Limited (a)	34	139
New World Development Company Limited (b)	282	293
PCCW Limited	138	102
Sino Land Company Limited	237	348
Sun Hung Kai Properties Limited	15	250
Swire Pacific Limited - Class A	10	109
Swire Properties Limited	56	163
Techtronic Industries Company Limited	34	450
United Laboratories International Holdings Ltd. (a)	252	310
WH Group Limited (c)	400	527
Wharf Real Estate Investment Company Limited	43	125
Xinyi Glass Holdings Limited (a)	132	165
Yue Yuen Industrial (Holdings) Limited (a)	85	166
		8,489
Singapore 1.2%
ASMPT Limited	23	301
Capitaland Investment Limited	75	159
DBS Group Holdings Ltd.	27	1,188
Genting Singapore Limited	238	125
Golden Agri-Resources Ltd.	640	152
Hafnia Limited	13	100
Jardine Cycle & Carriage Limited	22	587
Keppel Ltd.	66	608
NetLink NBN Trust	30	22
Oversea-Chinese Banking Corporation Limited	33	573
SATS Ltd.	66	183
Seatrium Limited (a)	357	662
Sembcorp Industries Ltd. (a)	63	328
Singapore Airlines Limited	106	544
Singapore Exchange Limited	36	543
Singapore Land Group Limited	27	75
Singapore Technologies Engineering Ltd.	14	114
Singapore Telecommunications Limited	78	299
United Overseas Bank Limited	23	653
UOL Group Limited	10	75
Venture Corporation Limited	21	253
Wilmar International Limited	108	324
		7,868
Belgium 1.0%
Ackermans	3	936
Ageas SA/NV	7	503
Anheuser-Busch InBev	24	1,657
Argenx SE (b)	—	127
Azelis Group	6	64
Colruyt Group (a)	3	114
DEME Group	—	85
D'Ieteren Group	2	436
Elia Group	2	294
KBC Groep	9	1,160
Lotus Bakeries (a)	—	238
U C B	3	973
Umicore	11	217
		6,804
Norway 0.8%
Aker BP ASA	11	415
Aker Solutions ASA (c)	25	118
Atea ASA	10	144
Austevoll Seafood ASA	5	49
Bluenord ASA	2	129
Borregaard ASA	4	76
BW Energy Limited (b) (d)	9	60
Bw Lpg Limited	5	95
DNB Bank ASA	8	260
DOF Group ASA	8	110

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Elkem ASA (c)	14	40
Entra ASA (c)	1	11
Equinor ASA	23	953
Eurizon Opportunita	22	205
Frontline PLC	4	133
Gjensidige Forsikring ASA	3	78
Hoegh Autoliners ASA	11	160
Kitron ASA	3	25
Kongsberg Gruppen ASA	4	174
Leroy Seafood Group ASA	5	28
Mowi ASA	3	74
Nordic Semiconductor ASA (b)	4	61
Norsk Hydro ASA	31	330
Odfjell Drilling Ltd.	10	100
Orkla ASA	3	39
Protector Forsikring ASA	2	103
SalMar ASA	—	15
Scatec ASA (b) (c)	12	168
Sparebank 1 Ostlandet	2	47
Sparebank 1 Sor-Norge ASA	7	147
Storebrand ASA	15	274
Telenor ASA	7	128
TGS-NOPEC Geophysical Company	10	134
TOMRA Systems ASA	3	37
Var Energi ASA	7	39
Veidekke ASA	9	173
Vend Marketplaces ASA - Class B	3	83
Wallenius Wilhelmsen ASA	6	74
Yara International ASA	2	124
		5,413
Austria 0.6%
Andritz AG	5	316
BAWAG Group AG (c)	6	879
Erste Group Bank AG	6	674
OMV Aktiengesellschaft	8	600
Raiffeisen Bank International AG	1	49
Strabag SE	1	142
Telekom Austria Aktiengesellschaft	7	69
UNIQA Insurance Group AG	16	275
Verbund AG	1	95
voestalpine AG	16	716
		3,815
United States of America 0.5%
Brookfield Infrastructure Corporation - Class A	1	28
International Paper Company	16	571
James Hardie Industries Public Limited Company - CHESS	7	141
Reliance Worldwide Corporation Limited	88	189
Samsonite Group S.A. (c)	121	226
Sunbelt Rental Holdings Inc.	22	1,386
Universal Music Group N.V.	17	328
Waste Connections, Inc.	4	588
		3,457
Ireland 0.5%
AIB Group Public Limited Company	151	1,602
Bank of Ireland Group Public Limited Company	50	909
Glanbia Public Limited Company	4	72
Kerry Group Public Limited Company - Class A	3	209
Kingspan Group Public Limited Company	6	482
		3,274
Portugal 0.3%
Banco Comercial Portugues S.A.	607	592
EDP, S.A.	67	350
Galp Energia, SGPS, S.A. - Class B	31	740
Jeronimo Martins, SGPS S.A.	7	162
Sonae - SGPS, S.A.	94	209
		2,053
New Zealand 0.2%
Air New Zealand Limited	113	28
Auckland International Airport Limited	20	91
Chorus Limited	20	107
Contact Energy Limited	13	71
Fisher & Paykel Healthcare Corporation Limited	6	118
Fletcher Building Limited (b)	55	93
Freightways Group Limited	16	114
Genesis Energy Limited	97	121
Infratil Limited (a)	9	59
Mainfreight Limited	3	112
Mercury NZ Limited	10	37
Meridian Energy Limited	15	48
Port of Tauranga Limited	2	11
Ryman Healthcare Limited (b)	21	26
Spark New Zealand Limited	35	42
Summerset Group Holdings Limited (a)	9	47
The a2 Milk Company Limited (a)	17	111
Vector Limited	4	11
Xero Limited (b)	3	183
		1,430
China 0.1%
BOC Hong Kong (Holdings) Limited	42	232
Cowell E Holdings Inc. (a)	28	94
SITC International Holdings Company Limited	107	468
Yangzijiang Shipbuilding (Holdings) Ltd.	36	106
		900
Zambia 0.1%
First Quantum Minerals Ltd. (b)	37	873
Chile 0.1%
Antofagasta PLC	12	541
Capstone Copper Corp. (b)	35	265
		806
Cote D'Ivoire 0.1%
Endeavour Mining Corporation	13	792
Macau 0.1%
Galaxy Entertainment Group Limited	49	221
MGM China Holdings Limited	15	21
Sands China Ltd.	32	67
Wynn Macau, Limited	111	78
		387
Georgia 0.1%
TBC Bank Group PLC	6	329
Argentina 0.0%
Tenaris S.A.	9	252
Poland 0.0%
InPost S.A. (a) (b)	7	123
Democratic Republic of the Congo 0.0%
Ivanhoe Mines Ltd. - Class A (a) (b)	11	94
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	35
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Total Common Stocks (cost $517,660)		653,503
PREFERRED STOCKS 0.5%
Germany 0.5%
Bayerische Motoren Werke Aktiengesellschaft	1	112
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	6	295
Henkel AG & Co. KGaA (f)	11	844
Jungheinrich Aktiengesellschaft	3	83
Porsche Automobil Holding SE (f)	19	706
Sartorius Aktiengesellschaft	—	46
Volkswagen Aktiengesellschaft (f)	12	1,196
Total Preferred Stocks (cost $3,836)		3,282
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (b) (g)	—	—
Canada 0.0%
Constellation Software Inc. (b) (e)	—	—
Total Warrants (cost $0)		—
RIGHTS 0.0%
Italy 0.0%
Telecom Italia S.p.A. (b) (g)	1,739	—
Total Rights (cost $0)		—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 2.2%
JNL Government Money Market Fund - Class SL, 3.63% (h) (i)	14,475	14,475
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (h) (i)	2,040	2,040
Total Short Term Investments (cost $16,515)		16,515
Total Investments 101.6% (cost $538,011)		673,300
Other Assets and Liabilities, Net (1.6)%		(10,924)
Total Net Assets 100.0%		662,376

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $248 and 0.0% of the Fund.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	5,242	49,053	52,255	50	—	—	2,040	0.3
JNL Government Money Market Fund, 3.63% - Class SL	10,338	28,518	24,381	71	—	—	14,475	2.2
	15,580	77,571	76,636	121	—	—	16,515	2.5

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	907	1,711	0.3
Adyen N.V.	11/24/21	316	182	—
Aker Solutions ASA	08/15/25	73	118	—
Amadeus IT Holding, S.A.	07/17/20	1,318	1,021	0.2
Ambea AB ( publ )	02/09/26	75	73	—
Amundi	08/21/25	333	370	0.1
BAWAG Group AG	05/29/20	458	879	0.1
Bravida Holding AB	01/13/25	301	336	0.1
Cellnex Telecom, S.A.	06/25/19	163	126	—
Dometic Group AB (publ)	05/22/23	166	68	—
DWS Group GmbH & Co. KGaA	02/18/26	344	323	0.1
Elkem ASA	07/23/24	27	40	—
Emera Incorporated	01/05/21	256	306	0.1
Entra ASA	01/10/24	11	11	—
EQT AB	06/13/25	21	23	—
Euronext N.V.	11/18/20	628	920	0.1
Evolution AB (publ)	05/06/22	185	127	—
Hapag-Lloyd Aktiengesellschaft	10/25/21	191	141	—
Infrastrutture Wireless Italiane S.p.A.	03/04/26	128	102	—
Knorr - Bremse Aktiengesellschaft	10/19/23	938	1,172	0.2
Koninklijke Philips N.V.	08/06/21	72	56	—
Orsted A/S	12/23/20	225	175	—
Pirelli & C. S.p.A.	02/06/26	331	309	0.1
Poste Italiane - Societa' Per Azioni	08/23/22	139	233	—
Samsonite Group S.A.	08/25/23	355	226	—
Scatec ASA	05/12/22	98	168	—
Scout24 SE	09/09/25	800	521	0.1
Siemens Healthineers AG	03/04/21	917	771	0.1
Thule Group AB	05/10/23	60	52	—
VAT Group AG	10/18/23	511	743	0.1
Ventia Services Group Limited	02/06/25	704	772	0.1
WH Group Limited	03/02/21	291	527	0.1
Zalando SE	08/13/25	606	525	0.1
		11,948	13,127	2.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	95,578	557,925	—	653,503
Preferred Stocks	—	3,282	—	3,282
Warrants	—	—	—	—
Rights	—	—	—	—
Short Term Investments	16,515	—	—	16,515
	112,093	561,207	—	673,300

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.8%
Information Technology 26.1%
8X8, Inc. (a)	8	14
A10 Networks, Inc.	3	66
Accenture Public Limited Company - Class A	12	2,328
ACI Worldwide, Inc. (a)	5	203
ACM Research, Inc. - Class A (a)	1	21
Adeia Inc.	8	191
Adobe Inc. (a)	5	1,328
Advanced Energy Industries, Inc.	2	518
Advanced Micro Devices, Inc. (a)	17	3,442
Agilysys, Inc. (a)	—	33
Akamai Technologies, Inc. (a)	5	566
Alarm.Com Holdings, Inc. (a)	2	99
Allegro Microsystems Inc. (a)	4	128
Alpha and Omega Semiconductor Limited (a)	2	55
Ambarella Inc. (a)	1	65
Amdocs Limited	5	324
Amkor Technology, Inc.	10	458
Amphenol Corporation - Class A	20	2,484
Amtech Systems, Inc. (a)	1	11
Analog Devices, Inc.	6	1,780
AppFolio, Inc. - Class A (a)	1	79
Apple Inc.	251	63,596
Applied Materials, Inc.	10	3,422
Applied Optoelectronics, Inc. (a)	1	87
AppLovin Corporation - Class A (a)	4	1,783
Arista Networks, Inc. (a)	10	1,246
Arrow Electronics, Inc. (a)	3	453
ASGN Incorporated (a)	2	79
Astera Labs, Inc. (a)	2	265
Atlassian Corporation - Class A (a)	1	66
Aurora Innovations Inc. - Class A (a)	15	61
Autodesk, Inc. (a)	4	903
AvePoint, Inc. - Class A (a)	3	27
Aviat Networks, Inc. (a)	1	25
Avnet, Inc.	5	332
Axcelis Technologies, Inc. (a)	2	142
Badger Meter, Inc.	1	173
Bel Fuse Inc. - Class B	1	113
Belden Inc.	2	209
Benchmark Electronics, Inc.	3	162
Bentley Systems, Incorporated - Class B	6	218
Bill Holdings, Inc. (a)	4	140
Blackbaud, Inc. (a)	2	62
Blackline, Inc. (a)	1	55
Box, Inc. - Class A (a)	5	118
Broadcom Inc.	61	18,761
C3.ai, Inc. - Class A (a)	3	24
Cadence Design Systems, Inc. (a)	3	715
Calix, Inc. (a)	2	93
CCC Intelligent Solutions Holdings Inc. (a)	11	66
CDW Corp.	5	634
Cerence Inc. (a)	2	15
CEVA Inc. (a)	1	15
Ciena Corporation (a)	5	2,072
Cirrus Logic, Inc. (a)	2	328
Cisco Systems, Inc.	43	3,331
Cleanspark Inc. (a)	4	37
Clear Secure, Inc. - Class A	2	100
Clearfield, Inc. (a) (b)	1	16
Cloudflare, Inc. - Class A (a)	2	474
Cognex Corporation	4	214
Cognizant Technology Solutions Corporation - Class A	13	776
Coherent Corp. (a)	5	1,237
Cohu, Inc. (a)	2	56
CommVault Systems, Inc. (a)	1	62
Comtech Telecommunications Corp. (a)	1	4
Consensus Cloud Solutions, Inc. (a)	1	34
Corning Incorporated	9	1,283
Corsair Gaming, Inc. (a)	3	17
Crane Nxt, Co.	3	118
Credo Technology Group Holding Ltd. (a)	3	269
CrowdStrike Holdings, Inc. - Class A (a)	1	460
CTS Corporation	2	97
Daily Journal Corporation (a)	—	39
Daktronics, Inc. (a)	4	74
Datadog, Inc. - Class A (a)	2	277
Dell Technologies Inc. - Class C	4	682
Diebold Nixdorf, Incorporated (a)	—	29
Digi International Inc. (a)	3	142
Digital Turbine USA, Inc. (a) (b)	5	15
DigitalOcean Holdings, Inc. (a)	3	265
Diodes Incorporated (a)	2	148
DocuSign, Inc. (a)	4	187
Dolby Laboratories, Inc. - Class A	2	132
Dropbox, Inc. - Class A (a)	9	201
DXC Technology Company (a)	10	122
Dynatrace, Inc. (a)	6	213
Enphase Energy, Inc. (a)	3	107
Entegris, Inc.	4	428
EPAM Systems, Inc. (a)	1	180
ePlus inc.	1	83
F5, Inc. (a)	3	779
Fabrinet (a)	1	672
Fair Isaac Corporation (a)	—	416
Fastly, Inc. - Class A (a)	7	212
First Solar, Inc. (a)	3	653
Flex Ltd. (a)	17	1,089
Formfactor, Inc. (a)	2	219
Fortinet, Inc. (a)	14	1,107
Frequency Electronics, Inc. (a)	1	44
Freshworks, Inc. - Class A (a)	6	45
Gartner, Inc. (a)	1	202
Gen Digital Inc.	25	464
Globalfoundries Inc. (a)	4	195
Globant S.A. (a)	1	50
GoDaddy Inc. - Class A (a)	2	185
Grid Dynamics Holdings, Inc. - Class A (a)	4	25
Guidewire Software, Inc. (a)	2	249
Hackett Group, Inc., The	2	25
Harmonic, Inc. (a)	7	64
Hewlett Packard Enterprise Company	35	839
HP, Inc.	15	284
HubSpot, Inc. (a)	1	126
I3 Verticals, Inc. - Class A (a) (b)	2	38
Ichor Holdings, Ltd. (a)	2	113
Information Services Group, Inc.	4	15
Insight Enterprises, Inc. (a)	1	61
Intapp US, Inc. (a)	1	23
Intel Corporation (a)	71	3,141
InterDigital, Inc.	1	426
International Business Machines Corporation	16	3,989
Intuit Inc.	3	1,200
ionQ, Inc. (a)	9	263
IPG Photonics Corporation (a)	2	213
Itron, Inc. (a)	2	198
Jabil Inc.	4	955
Key Tronic Corporation (a)	—	1
Keysight Technologies, Inc. (a)	3	943
Kimball Electronics Group, LLC (a)	—	11
KLA Corporation	3	3,862
Klaviyo, Inc. - Series A (a)	1	10
Knowles Corporation (a)	6	161
Kulicke and Soffa Industries, Inc.	3	168
KVH Industries, Inc. (a)	2	14
Kyndryl Holdings, Inc. (a)	16	206
Lam Research Corporation	21	4,588
Lattice Semiconductor Corporation (a)	1	82
Littelfuse, Inc.	1	317
LiveRamp Holdings, Inc. (a)	2	51
Lumentum Holdings Inc. (a)	2	1,491
MACOM Technology Solutions Holdings, Inc. (a)	2	362
Magnachip Semiconductor Corporation (a)	4	11
Manhattan Associates, Inc. (a)	1	136
Marvell Technology, Inc.	10	982
MaxLinear, Inc. (a)	4	73

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Methode Electronics, Inc.	2	11
Microchip Technology Incorporated	11	718
Micron Technology, Inc.	17	5,850
Microsoft Corporation	119	44,188
Mirion Technologies (US), Inc. - Class A (a)	9	174
Mitek Systems, Inc. (a)	1	12
MKS Inc.	2	441
MongoDB, Inc. - Class A (a)	1	241
Monolithic Power Systems, Inc.	1	699
Motorola Solutions, Inc.	3	1,400
N-Able, Inc. (a)	6	26
Napco Security Technologies, Inc.	2	77
nCino OpCo, Inc. (a)	2	34
NCR Voyix Corporation (a)	6	40
NetApp, Inc.	6	641
NETGEAR, Inc. (a)	2	48
NetScout Systems, Inc. (a)	5	172
Nlight, Inc. (a)	2	115
Novanta Inc. (a)	1	141
Nutanix, Inc. - Class A (a)	3	133
NVE Corporation	—	31
NVIDIA Corporation	403	70,214
NXP Semiconductors N.V.	9	1,692
Okta, Inc. - Class A (a)	4	311
ON Semiconductor Corporation (a)	12	720
ON24, Inc. (a)	6	51
OneSpan Inc.	3	35
Onto Innovation Inc. (a)	2	377
Oracle Corporation	29	4,228
OSI Systems, Inc. (a)	1	230
Palantir Technologies Inc. - Class A (a)	12	1,696
Palo Alto Networks, Inc. (a)	5	881
PAR Technology Corporation (a) (b)	2	29
PC Connection, Inc.	2	103
PDF Solutions, Inc. (a)	2	78
Pegasystems Inc.	5	201
Penguin Solutions, Inc. (a)	3	57
Photronics, Inc. (a)	3	129
Plexus Corp. (a)	1	297
Porch Group Inc - Class A (a)	2	12
Power Integrations, Inc.	2	90
Progress Software Corporation (a)	2	62
PTC Inc. (a)	3	465
Pure Storage, Inc. - Class A (a)	5	293
Q2 Holdings, Inc. (a)	1	48
Qnity Electronics, Inc.	6	710
Qorvo, Inc. (a)	4	285
Qualcomm Incorporated	19	2,458
Qualys, Inc. (a)	1	116
Ralliant Corporation	3	138
Rambus Inc. (a)	3	281
Red Violet, Inc. (a)	—	11
Ribbon Communications Inc. (a)	7	15
Richardson Electronics, Ltd.	1	7
RingCentral, Inc. - Class A	4	137
Riot Platforms, Inc. (a)	14	168
Rogers Corporation (a)	1	102
Roper Technologies, Inc.	1	522
Salesforce, Inc.	12	2,290
Samsara Inc. - Class A (a)	3	81
SanDisk LLC (a)	4	2,251
Sanmina Corporation (a)	3	415
ScanSource, Inc. (a)	2	58
Seagate Technology Holdings Public Limited Company	4	1,700
SentinelOne, Inc. - Class A (a)	5	61
ServiceNow, Inc. (a)	9	957
Silicon Laboratories Inc. (a)	2	326
Sitime Corporation (a)	1	249
Skyworks Solutions, Inc.	6	302
Snowflake Inc. - Class A (a)	1	224
SolarEdge Technologies Ltd. (a)	1	51
SPS Commerce, Inc. (a)	—	22
Super Micro Computer, Inc. (a)	14	313
Synaptics Incorporated (a)	1	104
Synopsys, Inc. (a)	2	824
TD SYNNEX Corporation	4	630
TE Connectivity Public Limited Company	7	1,531
Teledyne Technologies Incorporated (a)	1	620
Telos Corporation (a)	5	22
Teradata Corporation (a)	3	79
Teradyne, Inc.	2	628
Texas Instruments Incorporated	14	2,746
TransAct Technologies Incorporated (a)	—	—
Trimble Inc. (a)	7	475
TTM Technologies, Inc. (a)	7	725
Twilio Inc. - Class A (a)	5	609
Tyler Technologies, Inc. (a)	1	288
Uipath, Inc. - Class A (a) (b)	10	110
Ultra Clean Holdings, Inc. (a)	3	186
Unisys Corporation (a)	4	8
Unity Software Inc. (a)	11	242
Universal Display Corporation	1	104
Veeco Instruments Inc. (a)	3	104
VeriSign, Inc.	2	485
Vertex, Inc. - Class A (a)	2	23
ViaSat, Inc. (a)	4	165
Viavi Solutions Inc. (a)	8	251
Vishay Intertechnology, Inc.	5	92
Vishay Precision Group, Inc. (a)	1	30
Vistance Networks, Inc. (a)	2	44
Vontier Corporation	10	348
Western Digital Corporation	11	2,876
Workday, Inc. - Class A (a)	2	266
Xerox Holdings Corporation (b)	13	16
Yext, Inc. (a)	10	37
Zebra Technologies Corporation - Class A (a)	2	328
Zeta Global Holdings Corp. - Class A (a)	4	71
Zoom Communications, Inc. - Class A (a)	7	597
Zscaler, Inc. (a)	2	271
		322,286
Financials 15.6%
1st Security Bank of Washington	1	20
1st Source Corporation	2	137
Acacia Research Corporation (a)	2	8
ACNB Corporation	1	41
Affiliated Managers Group, Inc.	2	496
Affirm Holdings, Inc. - Class A (a)	7	318
AFLAC Incorporated	11	1,252
Allstate Corporation, The	7	1,475
Ally Financial Inc.	14	551
Amalgamated Financial Corp.	2	86
Amerant Bancorp Inc. - Class A	2	36
American Coastal Insurance Corporation	1	17
American Express Company	10	2,936
American Financial Group, Inc.	5	609
American International Group, Inc.	14	1,081
Ameriprise Financial, Inc.	3	1,395
Ameris Bancorp	5	370
Amerisafe, Inc.	1	46
AON Public Limited Company - Class A	5	1,729
Apollo Global Management, Inc.	10	1,138
Arch Capital Group Ltd. (a)	10	1,006
Ares Management Corporation - Class A	2	223
Arrow Financial Corporation	2	72
Arthur J. Gallagher & Co.	4	781
Artisan Partners Asset Management Inc. - Class A	4	134
Associated Banc-Corp	11	283
Assurant, Inc.	3	554
Assured Guaranty Ltd.	3	274
Atlantic Union Bank	8	270
Atlanticus Holdings Corporation (a)	1	52
AXIS Capital Holdings Limited	4	418
Axos Financial, Inc. (a)	4	337
Baldwin Insurance Group, Inc. , The - Class A (a)	1	26
Banc of California, Inc.	2	31
BancFirst Corporation	2	231
Bancorp, Inc., The (a)	3	163
Bank of America Corporation	109	5,303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Bank of Hawaii Corporation	3	201
Bank of Marin Bancorp	2	44
Bank of N.T. Butterfield & Son Limited, The	3	173
Bank of New York Mellon Corporation, The	16	1,896
Bank OZK	8	350
BankUnited, Inc.	5	237
Bankwell Financial Group, Inc.	—	12
Banner Corporation	2	115
Bar Harbor Bankshares	1	43
Baycom Corp	1	27
BCB Bancorp, Inc.	1	12
Beacon Financial Corporation	7	216
Berkshire Hathaway Inc. - Class B (a)	28	13,190
BGC Group, Inc. - Class A	20	194
BlackRock, Inc.	2	1,633
Blackstone Inc. - Class A	6	691
Block, Inc. - Class A (a)	9	541
Blue Foundry Bancorp (a)	2	20
Blue Ridge Bankshares, Inc.	3	11
BOK Financial Corporation	4	553
Bread Financial Payments, Inc.	3	200
Bridgewater Bancshares, Inc. (a) (c)	1	19
Brighthouse Financial, Inc. (a)	5	272
Brightsphere Investment Group Inc.	2	98
Brown & Brown, Inc.	8	534
Burke & Herbert Financial Services Corp.	—	26
Business First Bancshares, Inc. (b)	1	38
Byline Bancorp, Inc.	3	109
C&F Financial Corporation	—	3
Camden National Corporation	2	77
Cantaloupe, Inc. (a)	2	27
Capital Bancorp, Inc.	—	13
Capital City Bank Group, Inc.	1	43
Capital One Financial Corporation	10	1,816
Capitol Federal Financial	13	96
Carlyle Group Inc., The	11	556
Carter Bankshares, Inc. (a)	2	57
Cass Information Systems, Inc.	1	55
Cathay General Bancorp	5	231
CBOE Global Markets, Inc.	3	790
Central Pacific Financial Corp.	3	92
Charles Schwab Corporation, The	27	2,520
Chubb Limited	6	1,946
Cincinnati Financial Corporation	4	652
Citigroup Inc.	28	3,205
Citizens & Northern Corporation	1	17
Citizens Financial Group, Inc.	13	785
Citizens, Inc. - Class A (a) (b)	4	19
City Holding Company	1	118
Civista Bancshares, Inc.	2	50
CME Group Inc. - Class A	4	1,214
CNB Financial Corporation	2	63
CNO Financial Group, Inc.	1	60
Coastal Financial Corporation (a)	—	19
Cohen & Steers, Inc.	2	124
Coinbase Global, Inc. - Class A (a)	2	430
Columbia Banking System, Inc.	12	325
Columbia Financial, Inc. (a)	6	97
Commerce Bancshares, Inc.	7	327
Community Financial System, Inc.	3	177
Community Trust Bancorp, Inc.	1	86
Community West Bancshares	—	5
ConnectOne Bancorp, Inc.	5	121
Consumer Portfolio Services, Inc. (a)	2	16
Corebridge Financial, Inc.	28	662
Corpay Inc (a)	3	847
Crawford & Company - Class A	2	17
Crawford & Company - Class B	1	15
Credit Acceptance Corporation (a)	1	238
Cullen/Frost Bankers, Inc.	3	461
Customers Bancorp, Inc. (a)	2	162
CVB Financial Corp.	7	134
Dave Inc. - Class A (a)	—	65
Diamond Hill Investment Group, Inc. - Class A	—	54
Dime Community Bancshares, Inc.	3	106
Donegal Group Inc. - Class A	2	27
Donnelley Financial Solutions, Inc. (a)	2	71
Eagle Bancorp, Inc.	3	64
East West Bancorp, Inc.	8	802
Eastern Bankshares, Inc.	8	154
eHealth, Inc. (a)	2	2
Employers Holdings, Inc.	2	71
Enact Holdings, Inc.	1	28
Encore Capital Group, Inc. (a)	2	116
Enova International, Inc. (a)	2	233
Enterprise Financial Services Corp.	3	140
Equitable Holdings, Inc.	9	351
Equity Bancshares, Inc. - Class A	1	47
Erie Indemnity Company - Class A	1	169
Esquire Financial Holdings, Inc.	—	32
Essent Group Ltd.	6	362
Euronet Worldwide, Inc. (a)	2	147
Evercore Inc. - Class A	2	511
Everest Group, Ltd.	2	492
EVERTEC, Inc.	1	33
EZCORP, Inc. - Class A (a)	3	86
F&G Annuities & Life, Inc.	2	59
F.N.B. Corporation	23	379
FactSet Research Systems Inc.	1	220
Farmers National Banc Corp.	1	11
FB Financial Corporation	4	192
Federal Agricultural Mortgage Corporation - Class C	1	106
Federated Hermes, Inc. - Class B	5	275
Fidelis Insurance Holdings Limited	3	51
Fidelity National Financial, Inc. - Class A	13	581
Fidelity National Information Services, Inc.	14	644
Fifth Third Bancorp	27	1,263
Financial Institutions, Inc.	2	61
First American Financial Corporation	6	387
First Bancorp	3	174
First Bancorp	10	220
First Bancorp, Inc., The	1	32
First Bank of New Jersey	1	18
First Busey Corporation	5	135
First Business Financial Services, Inc.	1	50
First Citizens BancShares, Inc. - Class A	—	677
First Commonwealth Financial Corporation	6	109
First Community Bancshares, Inc.	2	72
First Financial Bancorp.	7	200
First Financial Bankshares, Inc.	6	191
First Financial Corporation	1	60
First Foundation Inc. (a)	4	24
First Hawaiian, Inc.	9	210
First Horizon Corporation	23	518
First Internet Bancorp	1	17
First Interstate BancSystem, Inc. - Class A	7	226
First Merchants Corporation	4	163
First Mid Bancshares, Inc.	2	68
First Western Financial, Inc. (a)	1	13
FirstCash, Inc.	3	537
Fiserv, Inc. (a)	11	597
Flagstar Bank, National Association	12	152
Flushing Financial Corporation	3	54
Flywire Corporation (a)	—	5
Franklin Resources, Inc.	17	396
Fulton Financial Corporation	10	199
FVCBankcorp, Inc.	2	24
GCM Grosvenor Inc. - Class A	3	33
Genworth Financial, Inc. - Class A (a)	25	200
German American Bancorp, Inc.	3	114
Glacier Bancorp, Inc.	6	260
Global Payments Inc.	7	452
Globe Life Inc.	4	622
Goldman Sachs Group, Inc., The	6	4,683
Goosehead Insurance, Inc. - Class A (a)	1	40
Great Southern Bancorp, Inc.	1	75
Green Dot Corporation - Class A (a)	3	39
Greenlight Capital Re, Ltd. - Class A (a)	3	56
Hagerty, Inc. - Class A (a)	1	11
Hamilton Insurance Group, Ltd. - Class B	1	42

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Hamilton Lane Incorporated - Class A	1	147
Hancock Whitney Corporation	6	360
Hanmi Financial Corporation	3	71
Hanover Insurance Group Inc, The	2	388
Hartford Insurance Group, Inc., The	12	1,681
HBT Financial, Inc.	1	18
HCI Group, Inc.	1	121
Hennessy Advisors, Inc.	—	4
Heritage Commerce Corp	5	57
Heritage Financial Corporation	3	88
Heritage Insurance Holdings, Inc. (a)	3	70
Hilltop Holdings Inc.	5	173
Hingham Institution For Savings, The	—	61
Hippo Holdings Inc. (a)	—	11
Home BancShares, Inc.	11	309
Hometrust Bancshares, Inc.	1	61
Hope Bancorp, Inc.	6	71
Horace Mann Educators Corporation	3	135
Horizon Bancorp, Inc.	5	75
Houlihan Lokey, Inc. - Class A	3	385
Huntington Bancshares Incorporated	59	927
Independence Holdings, LLC	8	408
Independent Bank Corp.	3	234
Independent Bank Corporation	2	70
Interactive Brokers Group, Inc. - Class A	4	288
Intercontinental Exchange, Inc.	8	1,218
International Bancshares Corporation	4	289
International Money Express Inc. (a)	3	45
Invesco Ltd.	21	510
Investar Holding Corporation	1	21
Investors Title Company	—	22
Jack Henry & Associates, Inc.	3	458
James River Group Holdings, Inc.	2	10
Janus Henderson Group PLC	10	515
Jefferies Financial Group Inc.	8	335
JPMorgan Chase & Co.	55	16,179
Kearny Financial Corp	5	35
Kestrel Group Ltd. (a) (b)	—	5
KeyCorp	32	634
Kinsale Capital Group, Inc.	1	366
KKR & Co. Inc. - Class A	6	588
Lakeland Financial Corporation	2	101
Lazard, Inc.	4	153
LendingClub Corporation (a)	9	130
LendingTree, Inc. (a)	—	19
Lincoln National Corporation	7	250
Live Oak Bancshares, Inc.	2	71
Loews Corporation	7	744
LPL Financial Holdings Inc.	3	946
M&T Bank Corporation	4	810
Markel Group Inc. (a)	—	731
MarketAxess Holdings Inc.	1	130
Marqeta, Inc. - Class A (a)	7	27
Marsh & Mclennan Companies, Inc.	9	1,573
MasterCard Incorporated - Class A	15	7,692
Mechanics Bancorp - Class A	3	42
Mercantile Bank Corporation	2	83
Merchants Bancorp, Inc.	2	101
Mercury General Corporation	4	316
MetLife, Inc.	19	1,337
Metrocity Bankshares, Inc.	1	25
Metropolitan Bank Holding Corp.	1	81
MGIC Investment Corporation	15	405
Mid Penn Bancorp, Inc.	1	18
Midland States Bancorp, Inc.	2	34
Moelis & Company - Class A	2	99
Moody's Corporation	3	1,256
Morgan Stanley	27	4,512
Morningstar, Inc.	2	360
MSCI Inc. - Class A	1	772
MVB Financial Corp.	1	14
Nasdaq, Inc.	15	1,256
National Bank Holdings Corporation - Class A	2	90
National Bankshares, Inc.	—	2
Navient Corporation	6	46
NB Bancorp, Inc.	3	57
NBT Bancorp Inc.	4	151
NCR Atleos Corporation (a)	4	188
Nelnet, Inc. - Class A	2	224
NI Holdings Inc. (a)	1	12
Nicolet Bankshares, Inc.	1	193
NMI Holdings, Inc. - Class A (a)	5	171
Northeast Bank	1	56
Northern Trust Corporation	6	771
Northfield Bancorp Inc.	5	71
Northrim Bancorp, Inc.	2	37
Northwest Bancshares, Inc.	10	127
Norwood Financial Corp.	—	9
OceanFirst Financial Corp.	5	87
Octave Specialty Group, Inc. (a)	2	11
OFG Bancorp	3	137
Old National Bancorp	22	491
Old Republic International Corporation	12	477
Old Second Bancorp, Inc.	1	14
Onity Group Inc. (a)	—	9
Open Lending Corporation - Class A (a)	3	4
Oppenheimer Holdings Inc. - Class A	1	97
Orange County Bancorp, Inc.	—	12
Origin Bancorp, Inc.	1	34
Orrstown Financial Services, Inc.	1	34
Oscar Health, Inc. - Class A (a)	5	63
P.C.B. Bancorp, Inc.	1	12
Palomar Holdings, Inc. (a)	1	96
Park National Corporation	1	144
Parke Bancorp, Inc.	1	20
Pathward Financial, Inc.	2	139
Paymentus Holdings, Inc. - Class A (a)	2	49
Payoneer Global Inc. (a)	13	64
PayPal Holdings, Inc.	22	975
Paysafe Limited (a) (b)	5	32
Peapack-Gladstone Financial Corporation	1	45
PennyMac Financial Services, Inc.	2	135
Peoples Bancorp Inc.	2	69
Peoples Financial Services Corp.	—	11
Perella Weinberg Partners - Class A	1	17
Pinnacle Financial Partners, Inc.	7	615
Pioneer Bancorp, Inc. (a)	1	16
Piper Sandler Companies	3	251
PJT Partners Inc. - Class A	1	97
Pop Mart International Group Limited (a)	1	11
Popular, Inc.	4	594
PRA Group, Inc. (a)	4	62
Preferred Bank	1	98
Primerica, Inc.	2	588
Primis Financial Corp.	3	41
Principal Financial Group, Inc.	7	672
ProAssurance Corporation (a)	1	25
PROG Holdings, Inc.	2	60
Progressive Corporation, The	10	1,950
Prosperity Bancshares, Inc.	5	322
Provident Financial Holdings, Inc.	—	7
Provident Financial Services, Inc.	8	169
Prudential Financial, Inc.	9	863
QCR Holdings, Inc.	1	83
Radian Group Inc.	9	282
Raymond James Financial, Inc.	6	854
Red River Bancshares, Inc.	—	17
Regional Management Corp.	2	58
Regions Financial Corporation	27	707
Reinsurance Group of America, Incorporated	3	558
Remitly Global, Inc. (a)	4	58
RenaissanceRe Holdings Ltd.	2	617
Renasant Corporation	5	180
Repay Holdings Corporation - Class A (a)	2	5
Republic Bancorp, Inc. - Class A	2	107
RLI Corp.	4	214
Robinhood Markets, Inc. - Class A (a)	17	1,160
Rocket Companies, Inc. - Class A	39	551
Root LLC - Class A (a)	—	6
S&P Global Inc.	4	1,533

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
S&T Bancorp, Inc.	3	111
Safety Insurance Group, Inc.	1	84
Seacoast Banking Corporation of Florida	4	114
SEI Investments Company	6	488
Selective Insurance Group, Inc.	4	266
ServisFirst Bancshares, Inc.	3	190
Sezzle Inc. (a) (b)	1	56
Shore Bancshares, Inc.	1	28
Sierra BanCorp	1	50
Simmons First National Corporation - Class A	8	147
SiriusPoint Ltd. (a)	9	191
Skyward Specialty Insurance Group, Inc. (a)	3	113
SLM Corporation	12	261
Smartfinancial, Inc.	1	34
SoFi Technologies, Inc. (a)	37	590
South Plains Financial, Inc.	—	14
Southern First Bancshares, Inc. (a)	1	65
Southern Missouri Bancorp, Inc.	1	37
Southside Bancshares, Inc.	3	82
Southstate Bank Corporation	6	528
State Street Corporation	8	952
Stellar Bancorp, Inc.	1	47
Stewart Information Services Corporation	1	91
Stifel Financial Corp.	7	533
Stock Yards Bancorp, Inc.	2	127
StoneX Group Inc. (a)	6	453
Synchrony Financial	14	925
T. Rowe Price Group, Inc.	7	615
Texas Capital Bancshares, Inc. (a)	3	257
TFS Financial Corporation	11	149
The PNC Financial Services Group, Inc.	6	1,323
Third Coast Bancshares, Inc. (a)	—	12
Tiptree Inc.	3	50
Toast, Inc. - Class A (a)	7	189
Tompkins Financial Corporation	1	93
TowneBank	5	172
TPG Inc. - Class A	1	30
Tradeweb Markets Inc. - Class A	2	273
Travelers Companies, Inc., The	11	3,232
TriCo Bancshares	3	122
Triumph Financial, Inc. (a)	1	60
Truist Financial Corporation	24	1,093
Trupanion, Inc. (a)	1	26
Trustco Bank Corp N Y	2	83
Trustmark Corporation	4	187
U.S. Bancorp	25	1,293
UMB Financial Corporation	5	564
United Bankshares, Inc.	9	364
United Community Banks, Inc.	8	249
United Fire Group, Inc.	2	86
Unity Bancorp, Inc.	—	20
Universal Insurance Holdings, Inc.	2	57
Univest Financial Corporation	2	80
Unum Group	8	550
Upstart Holdings, Inc. (a) (b)	1	34
Valley National Bancorp	32	390
Velocity Financial Inc. (a)	1	16
Victory Capital Holdings, Inc. - Class A	3	172
Virtu Financial, Inc. - Class A	6	283
Virtus Investment Partners, Inc.	—	60
Visa Inc. - Class A	28	8,449
Voya Financial, Inc.	5	356
W. R. Berkley Corporation	11	720
WAFD, Inc.	5	146
Walker & Dunlop, Inc.	1	63
Washington Trust Bancorp, Inc.	2	69
Waterstone Financial, Inc.	3	59
Webster Financial Corporation	8	575
Wells Fargo & Company	54	4,313
WesBanco, Inc.	7	226
West Bancorporation, Inc.	2	43
Westamerica Bancorporation	2	90
Western Alliance Bancorporation	6	411
Western Union Company, The	20	178
Westwood Holdings Group, Inc.	1	13
Wex, Inc. (a)	2	292
White Mountains Insurance Group Ltd.	—	378
Willis Towers Watson Public Limited Company	3	870
Wintrust Financial Corporation	3	483
WisdomTree, Inc. (b)	9	136
World Acceptance Corporation (a)	—	63
WSFS Financial Corporation	4	263
Zions Bancorporation, National Association	8	475
Zurich American Corporation	3	79
		192,238
Industrials 13.0%
3D Systems Corporation (a)	9	17
3M Company	11	1,557
A. O. Smith Corporation	6	416
AAON, Inc.	2	135
AAR Corp. (a)	2	228
ABM Industries Incorporated	3	133
ACCO Brands Corporation	8	25
Acuity Brands, Inc.	2	430
ACV Auctions Inc. - Class A (a)	6	26
Advanced Drainage Systems, Inc.	4	543
Aebi Schmidt Holding AG	3	29
AECOM	5	461
AGCO Corporation	5	528
Alamo Group Inc.	1	134
Alaska Air Group, Inc. (a)	7	251
Albany International Corp. - Class A	1	60
Alight, Inc. - Class A	12	7
Allegiant Travel Company (a)	1	46
Allegion Public Limited Company	5	667
Allison Systems, Inc.	7	763
Alta Equipment Group Inc. - Class A	2	11
Amentum Holdings, Inc. (a)	2	49
Ameresco, Inc. - Class A (a)	1	29
American Airlines Group Inc. (a)	18	195
American Woodmark Corporation (a)	1	48
AMETEK, Inc.	6	1,304
API Group Corporation (a)	20	811
Apogee Enterprises, Inc.	1	44
Applied Industrial Technologies, Inc.	2	514
Arcbest Corporation	1	114
Arcosa, Inc.	3	291
Argan, Inc.	1	325
Armstrong World Industries, Inc.	2	397
Astec Industries, Inc.	2	90
Astronics Corporation (a)	2	148
Astronics Corporation - Class B (a)	1	94
ATI Inc. (a)	7	1,000
Atkore Inc.	1	86
ATMUS Filtration Technologies Inc.	1	63
Automatic Data Processing, Inc.	7	1,415
Avis Budget Group, Inc. (a) (b)	—	70
Axon Enterprise, Inc. (a)	1	344
AZZ Inc.	2	206
Barrett Business Services, Inc.	2	44
Bloom Energy Corporation - Class A (a)	1	181
Blue Bird Global Corporation (a)	1	50
BlueLinx Holdings Inc. (a)	1	41
Boeing Company, The (a)	11	2,113
Boise Cascade Company	2	133
Booz Allen Hamilton Holding Corporation - Class A	3	221
Bowman Consulting Group Ltd. (a)	1	38
Brady Corporation - Class A	3	204
BrightView Holdings, Inc. (a)	7	81
Brink's Company, The	2	237
Broadridge Financial Solutions, Inc.	3	492
Builders FirstSource, Inc. (a)	6	487
BWXT Government Group, Inc.	3	702
C.H. Robinson Worldwide, Inc.	5	810
CACI International Inc. - Class A (a)	1	603
Cadre Holdings, Inc.	1	18
Carlisle Companies Incorporated	2	576
Carpenter Technology Corporation	2	819
Carrier Global Corporation	15	831

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Casella Waste Systems, Inc. - Class A (a)	2	187
Caterpillar Inc.	8	5,532
CBIZ, Inc. (a)	2	59
CECO Environmental Corp. (a)	2	107
Cimpress Public Limited Company (a)	1	103
Cintas Corporation	6	1,071
Civeo Corporation (a)	1	18
Clarivate PLC (a)	24	61
Clean Harbors, Inc. (a)	3	871
CNH Industrial N.V.	62	678
Columbus McKinnon Corporation	2	27
Comfort Systems USA, Inc.	1	1,451
Commercial Vehicle Group, Inc. (a)	5	15
Concentrix Corporation	1	30
Concrete Pumping Holdings, Inc. (a)	1	9
Conduent Incorporated (a)	15	19
Construction Partners, Inc. - Class A (a)	2	228
Copa Holdings, S.A. - Class A	2	244
Copart, Inc. (a)	14	480
Core & Main, Inc. - Class A (a)	8	407
Costamare Bulkers Holdings Limited (a)	2	25
Costamare Inc.	8	135
Covenant Logistics Group, Inc. - Class A	2	51
CRA International, Inc.	—	62
Crane Company	3	477
CSW Industrials, Inc.	1	167
CSX Corporation	56	2,310
Cummins Inc.	4	1,978
Curtiss-Wright Corporation	1	661
Deere & Company	5	2,572
Delta Air Lines, Inc.	26	1,762
Deluxe Corporation	4	116
Distribution Solutions Group, Inc. (a)	1	26
DNOW Inc. (a)	15	175
Donaldson Company, Inc.	5	448
Douglas Dynamics, Inc.	2	90
Dover Corporation	3	724
Ducommun Incorporated (a)	1	138
DXP Enterprises, Inc. (a)	1	144
Dycom Industries, Inc. (a)	2	629
Eaton Corporation Public Limited Company	4	1,444
EMCOR Group, Inc.	1	927
Emerson Electric Co.	7	940
Energy Recovery, Inc. (a)	3	27
Enerpac Tool Group Corp. - Class A	3	95
EnerSys	2	434
Ennis, Inc.	2	53
Enpro Inc.	1	270
Enviri Corporation (a)	5	93
Equifax Inc.	3	540
ESAB Corporation	3	312
ESCO Technologies Inc.	1	346
Everus Construction Group, Inc. (a)	3	328
ExlService Holdings, Inc. (a)	7	218
Expeditors International of Washington, Inc. - Class A	6	833
Exponent, Inc.	1	51
Fastenal Company	23	1,049
Federal Signal Corporation	3	324
FedEx Corporation	6	2,151
Ferguson Enterprises Inc.	6	1,448
First Advantage Corporation (a)	5	53
Flowserve Corporation	6	446
Fluor Corporation (a)	6	303
Format, Inc. (a)	1	44
Forrester Research, Inc. (a)	2	10
Fortive Corporation	10	549
Fortune Brands Innovations, Inc.	4	166
Forward Air Corporation (a)	2	25
Franklin Covey Co. (a)	1	17
Franklin Electric Co., Inc.	2	191
Frontier Group Holdings, Inc. (a) (b)	2	8
FTAI Aviation Ltd.	2	611
FTAI Infrastructure Inc.	4	21
FTI Consulting, Inc. (a)	1	209
FuelCell Energy, Inc. (a)	—	3
Gates Industrial Corporation PLC (a)	5	118
GATX Corporation	2	381
GE Vernova Inc.	3	2,458
Genco Shipping & Trading Limited	1	17
Gencor Industries, Inc. (a)	1	8
Generac Holdings Inc. (a)	2	343
General Dynamics Corporation	4	1,253
General Electric Company	15	4,291
Genpact Limited	10	358
Gibraltar Industries, Inc. (a)	2	60
Global Industrial Company	2	74
Gorman- Rupp Company, The	2	125
Graco Inc.	7	628
Graham Corporation (a)	—	32
Granite Construction Incorporated	2	286
Great Lakes Dredge & Dock Corporation (a)	5	84
Greenbrier Companies, Inc., The	1	62
Griffon Corporation	2	137
GXO Logistics Inc. (a)	5	253
Hayward Holdings, Inc. (a)	3	42
Healthcare Services Group, Inc. (a)	5	93
Heartland Express, Inc.	5	50
HEICO Corporation	1	293
HEICO Corporation - Class A	2	330
Helios Technologies, Inc.	2	140
Herc Holdings Inc.	3	297
Hertz Global Holdings, Inc. (a) (b)	17	78
Hexcel Corporation	2	180
Hillman Solutions Corp. - Class A (a)	7	62
HNI Corporation	4	149
Honeywell International Inc.	11	2,473
Howmet Aerospace Inc.	6	1,371
Hub Group, Inc. - Class A	3	109
Hubbell Incorporated	2	803
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	3	16
Huntington Ingalls Industries, Inc.	2	598
Hurco Companies, Inc. (a)	—	5
Huron Consulting Group Inc. (a)	1	142
Hyster-Yale, Inc. - Class A	1	23
IBEX Limited (a)	1	23
ICF International, Inc.	1	49
IDEX Corporation	2	413
IES Holdings, Inc. (a)	1	481
Illinois Tool Works Inc.	6	1,645
Ingersoll Rand Inc.	8	653
Innodata Inc. (a)	—	18
Insperity, Inc.	1	29
Insteel Industries, Inc.	1	35
Interface, Inc. - Class A	4	107
ITT Inc.	4	735
J.B. Hunt Transport Services, Inc.	5	1,083
Jacobs Solutions Inc.	4	552
Janus International Group, Inc. (a)	2	10
JELD-WEN Holding, Inc. (a)	6	7
JetBlue Airways Corporation (a)	14	61
Johnson Controls International Public Limited Company	7	902
Kadant Inc.	—	108
Karat Packaging Inc.	1	17
KBR, Inc.	8	287
Kennametal Inc.	5	176
Kforce Inc.	1	30
Kirby Corporation (a)	3	336
Knight-Swift Transportation Holdings Inc. - Class A	7	425
Korn Ferry	4	232
Kratos Defense & Security Solutions, Inc. (a)	8	531
L. B. Foster Company (a)	1	28
L3Harris Technologies, Inc.	4	1,411
Landstar System, Inc.	1	159
Leidos Holdings, Inc.	5	818
Lennox International Inc.	1	502
Leonardo DRS, Inc.	4	187
Limbach Holdings, Inc. (a)	—	31

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Lincoln Electric Holdings, Inc.	2	590
Lindsay Corporation	—	55
Liquidity Services, Inc. (a)	2	51
Loar Holdings Inc. (a)	1	83
Lockheed Martin Corporation	4	2,422
LSI Industries Inc.	1	22
Luxfer Holdings PLC	2	19
Lyft, Inc. - Class A (a)	6	75
Manitowoc Company, Inc., The (a)	1	15
ManpowerGroup Inc.	2	65
Marten Transport, Ltd.	2	28
Masco Corporation	7	450
MasTec, Inc. (a)	3	1,050
Masterbrand, Inc. (a)	4	35
Matrix Service Company (a)	3	37
Matson Intermodal - Paragon, Inc.	2	246
Maximus, Inc.	3	169
Mayville Engineering Company, Inc. (a)	1	17
McGrath RentCorp	1	165
Mercury Systems, Inc. (a)	3	221
Microvast Holdings, Inc. (a) (b)	9	14
Middleby Corporation, The (a)	3	437
Miller Industries, Inc.	1	44
Millerknoll, Inc.	4	54
Mine Safety Appliances Company, LLC	2	325
Mistras Group, Inc. (a)	3	38
Modine Manufacturing Company (a)	2	448
Monocle Acquisition Corporation (a)	2	15
Montrose Environmental Group, Inc. (a)	2	33
MOOG Inc. - Class A	1	434
MSC Industrial Direct Co., Inc. - Class A	3	268
Mueller Industries, Inc.	5	580
Mueller Water Products, Inc. - Class A	9	234
MYR Group Inc. (a)	1	189
N L Industries, Inc.	1	5
National Presto Industries, Inc.	1	85
Newpark Resources, Inc. (a)	4	64
NextPower LLC - Class A (a)	5	616
NN, Inc. (a)	3	4
Nordson Corporation	2	432
Norfolk Southern Corporation	5	1,545
Northrop Grumman Corporation	2	1,463
Nvent Electric Public Limited Company	6	704
NWPX Infrastructure, Inc. (a)	1	78
Old Dominion Freight Line, Inc.	4	870
Omega Flex, Inc.	—	3
Openlane, Inc. (a)	8	227
Orion Group Holdings, Inc. (a)	2	17
Oshkosh Corporation	4	542
Otis Worldwide Corporation	7	569
Owens Corning	6	636
P.A.M. Transportation Services, Inc. (a)	1	10
PACCAR Inc	12	1,390
Pangaea Logistics Solutions Ltd.	3	24
Park Aerospace Technologies Corp.	2	59
Parker-Hannifin Corporation	1	1,295
Park-Ohio Holdings Corp.	1	31
Parsons Corporation (a)	3	159
Paychex, Inc.	8	694
Paycom Software, Inc.	2	208
Paylocity Holding Corporation (a)	1	160
Pentair Public Limited Company	8	690
Pitney Bowes Inc.	6	67
Planet Labs Inc. - Class A (a)	5	130
Plug Power Inc. (a)	24	53
Powell Industries, Inc.	1	308
Preformed Line Products Company	—	51
Primoris Services Corporation	3	395
Proto Labs, Inc. (a)	2	101
Quad/Graphics, Inc. - Class A	4	29
Quanex Building Products Corporation	4	65
Quanta Services, Inc.	2	948
Radiant Logistics, Inc. (a)	3	24
RBC Bearings Incorporated (a)	1	779
Regal Rexnord Corporation	3	536
Republic Services, Inc.	6	1,406
Resideo Technologies, Inc. (a)	9	290
Resources Connection, Inc.	4	16
Robert Half Inc.	3	69
Rocket Lab USA, Inc. (a)	5	317
Rockwell Automation, Inc.	2	807
Rollins, Inc.	11	582
RTX Corporation	22	4,165
Rush Enterprises, Inc. - Class A	3	230
Rush Enterprises, Inc. - Class B	1	44
RXO Inc (a)	5	74
Ryder System, Inc.	3	687
Saia, Inc. (a)	1	279
Schneider National, Inc. - Class B	3	90
Science Applications International Corporation	3	263
Sensata Technologies Holding PLC	6	200
Shoals Technologies Group, Inc. - Class A (a)	2	15
SIFCO Industries, Inc. (a)	—	2
Simpson Manufacturing Co., Inc.	2	346
SiteOne Landscape Supply, Inc. (a)	2	223
SkyWest, Inc. (a)	3	241
Snap-on Incorporated	2	776
Southwest Airlines Co.	17	637
SPX Technologies, Inc. (a)	3	505
SS&C Technologies Holdings, Inc.	8	509
StandardAero, Inc. (a)	5	141
Standex International Corporation	1	143
Stanley Black & Decker, Inc.	6	449
Sterling Infrastructure, Inc. (a)	1	598
Sun Country Airlines Holdings, Inc. (a)	2	36
Sunrun Inc. (a)	11	150
Symbotic Inc. - Class A (a)	1	50
Taskus, Inc. - Class A (b)	1	3
Tecnoglass Inc.	2	92
Tennant Company	1	49
Terex Corporation	5	309
Tetra Tech, Inc.	8	254
Textron Inc.	8	677
Thermon Group Holdings, Inc. (a)	2	99
TIC Solutions, Inc. (a)	4	29
Timken Company, The	3	330
Titan Machinery Inc. (a)	1	21
Toro Company, The	5	463
Trane Technologies Public Limited Company	4	1,561
Transcat, Inc. (a)	—	34
TransDigm Group Incorporated	1	907
TransUnion	5	352
Trex Company, Inc. (a)	3	103
Trinet Group, Inc.	1	46
Trinity Industries, Inc.	4	142
TrueBlue, Inc. (a)	6	23
TTEC Holdings, Inc. (a) (b)	5	11
Tutor Perini Corporation	5	349
Twin Disc, Incorporated	1	18
Uber Technologies, Inc. (a)	21	1,546
UFP Industries, Inc.	3	234
U-Haul Holding Company (a) (b)	1	53
U-Haul Holding Company - Series N	7	316
UL Solutions Inc. - Class A	1	66
Ultralife Corporation (a)	—	1
Unifirst Corporation	1	248
Union Pacific Corporation	11	2,691
United Airlines Holdings, Inc. (a)	20	1,846
United Parcel Service, Inc. - Class B	17	1,632
United Rentals, Inc.	3	1,872
Universal Logistics Holdings, Inc. (b)	2	48
Upwork Inc. (a)	5	52
V2X, Inc. (a)	1	87
Valmont Industries, Inc.	1	392
Veralto Corporation	8	751
Verisk Analytics, Inc.	3	486
Verra Mobility Corporation - Class A (a)	8	107
Vertiv Holdings Co - Class A	6	1,612
Vestis Corporation (a)	5	36
Vicor Corporation (a)	1	225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
VSE Corporation	1	203
W.W. Grainger, Inc.	1	1,208
Wabash National Corporation	1	13
Waste Management, Inc.	7	1,665
Watsco, Inc.	1	294
Watts Water Technologies, Inc. - Class A	1	427
Werner Enterprises, Inc.	3	79
WESCO International, Inc.	3	753
Westinghouse Air Brake Technologies Corporation	5	1,131
Willdan Group, Inc. (a)	1	74
Willis Lease Finance Corporation	—	40
Willscot Holdings Corporation - Class A	8	142
Woodward, Inc.	2	890
Worthington Industries, Inc.	2	103
XPO, Inc. (a)	5	971
Xylem Inc.	6	663
Zurn Elkay Water Solutions Corporation	3	124
		160,202
Consumer Discretionary 10.0%
1-800-Flowers.com, Inc. - Class A (a) (b)	4	11
Abercrombie & Fitch Co. - Class A (a)	3	249
Academy Sports & Outdoors, Inc.	4	222
Acushnet Holdings Corp.	3	304
Adient Public Limited Company (a)	3	63
ADT, Inc.	36	238
Advance Auto Parts, Inc. (b)	3	140
Airbnb, Inc. - Class A (a)	4	499
Amazon.com, Inc. (a)	158	32,806
American Eagle Outfitters, Inc.	6	94
American Outdoor Brands, Inc. (a)	2	15
American Public Education, Inc. (a)	2	108
America's Car Mart, Inc. (a)	—	5
Aptiv PLC (a)	8	542
Aramark	13	547
Arhaus, Inc. - Class A	3	21
ARKO Corp. - Class A	3	16
Asbury Automotive Group, Inc. (a)	1	259
Autoliv, Inc.	5	564
AutoNation, Inc. (a)	3	535
AutoZone, Inc. (a)	—	966
Bassett Furniture Industries, Incorporated	1	7
Bath & Body Works, Inc.	6	106
Beazer Homes USA, Inc. (a)	3	55
Bed Bath & Beyond, Inc. (a)	2	7
Best Buy Co., Inc.	12	775
Biglari Holdings Inc. - Class A (a)	—	19
Biglari Holdings Inc. - Class B (a)	—	37
Birkenstock Holding PLC (a) (b)	5	180
BJ's Restaurants, Inc. (a)	2	66
Bloomin' Brands, Inc.	5	27
Booking Holdings Inc.	—	1,882
Boot Barn Holdings, Inc. (a)	2	236
BorgWarner Inc.	13	725
Boyd Gaming Corporation	2	180
Bright Horizons Family Solutions, Inc. (a)	3	215
Brinker International, Inc. (a)	2	267
Brunswick Corporation	3	210
Build-A-Bear Workshop, Inc. (b)	1	38
Burlington Stores, Inc. (a)	2	784
Caesars Entertainment, Inc. (a)	7	186
Caleres, Inc.	2	19
Callaway Golf Company (a)	9	118
Camping World Holdings, Inc. - Class A	3	19
Capri Holdings Limited (a)	7	123
CarMax, Inc. (a)	6	238
Carnival Corporation	40	1,035
Carriage Services, Inc.	2	72
Carter's, Inc.	1	41
Carvana Co. - Class A (a)	2	710
Cato Corporation, The - Class A (a)	2	7
CAVA Group, Inc. (a)	1	113
Cavco Industries, Inc. (a)	—	201
Century Communities, Inc.	1	73
Cheesecake Factory Incorporated, The	3	167
Chegg, Inc. (a)	4	3
Chewy, Inc. - Class A (a)	4	110
Chipotle Mexican Grill, Inc. (a)	23	741
Choice Hotels International, Inc. (b)	2	180
Churchill Downs Incorporated	3	227
Citi Trends, Inc. (a)	2	80
Columbia Sportswear Company	2	121
Cooper-Standard Holdings Inc. (a)	3	84
Coupang, Inc. - Class A (a)	23	428
Coursera, Inc. (a)	4	23
Covista Inc. (a)	2	257
Cracker Barrel Old Country Store, Inc.	1	28
Crocs, Inc. (a)	3	228
Culp, Inc. (a)	2	4
D.R. Horton, Inc.	8	1,035
Dana Incorporated	6	203
Darden Restaurants, Inc.	4	753
Dauch Corporation (a)	9	53
Dave & Buster's Entertainment, Inc. (a)	1	8
Deckers Outdoor Corporation (a)	6	574
Destination XL Group, Inc. (a)	4	2
Dick's Sporting Goods, Inc.	3	691
Dillard's, Inc. - Class A (b)	1	530
Domino's Pizza, Inc.	1	303
DoorDash, Inc. - Class A (a)	5	725
Dorman Products, Inc. (a)	2	172
Dream Finders Homes, Inc. - Class A (a) (b)	2	34
Driven Brands Holdings Inc. (a) (b)	2	30
Duluth Holdings Inc. - Class B (a)	3	9
Duolingo, Inc. - Class A (a)	1	67
Dutch Bros Inc. - Class A (a)	3	134
eBay Inc.	15	1,363
El Pollo Loco Holdings, Inc. (a)	2	24
Escalade, Incorporated	1	15
Ethan Allen Interiors Inc.	3	57
ETSY, Inc. (a)	2	108
Expedia Group, Inc.	3	680
FIGS, Inc. - Class A (a)	9	129
First Watch Restaurant Group, Inc. (a)	3	33
Five Below, Inc. (a)	2	372
Flexsteel Industries, Inc.	1	33
Floor & Decor Holdings, Inc. - Class A (a)	3	145
Flutter Entertainment Public Limited Company (a)	2	193
Ford Motor Company	129	1,488
Fossil Group, Inc. (a)	5	21
Fox Factory Holding Corp. (a)	2	41
Frontdoor, Inc. (a)	3	173
GameStop Corp. - Class A (a)	4	86
Gap, Inc., The	26	627
Garmin Ltd.	5	1,153
Garrett Motion Inc.	4	73
General Motors Company	37	2,787
Gentex Corporation	7	157
Gentherm Incorporated (a)	1	38
Genuine Parts Company	6	653
Gigacloud Technology Inc. - Class A (a)	1	27
G-III Apparel Group, Ltd.	2	50
Global Business Travel Group, Inc. - Class A (a) (b)	3	15
Gold.Com, Inc.	1	31
Gopro Inc. - Class A (a) (b)	8	6
Graham Holdings Co., Ltd. - Class B	—	239
Grand Canyon Education, Inc. (a)	1	247
Green Brick Partners, Inc. (a)	3	170
Group 1 Automotive, Inc.	1	270
H & R Block, Inc.	5	146
Hamilton Beach Brands Holding Company - Class A	1	19
Harley-Davidson, Inc.	4	83
Hasbro, Inc.	4	356
Haverty Furniture Companies, Inc.	2	33
Helen of Troy Limited (a)	1	18
Hilton Grand Vacations Inc. (a)	3	131
Hilton Worldwide Holdings Inc.	4	1,266
Holley Inc. (a)	5	16
Home Depot, Inc., The	17	5,495

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Hooker Furnishings Corporation (b)	1	17
Hovnanian Enterprises, Inc. - Class A (a)	—	33
Hyatt Hotels Corporation - Class A (b)	2	269
Installed Building Products, Inc.	1	353
Johnson Outdoors Inc. - Class A	1	45
KB Home	3	164
Kohl's Corporation	4	55
Kontoor Brands, Inc.	3	200
Kura Sushi USA, Inc. - Class A (a) (b)	—	29
Lakeland Industries, Inc. (b)	—	1
Lands' End, Inc. (a)	2	17
Las Vegas Sands Corp.	10	521
Latham Group, Inc. (a)	3	17
Laureate Education, Inc. - Class A (a)	10	336
La-Z-Boy Incorporated	2	73
LCI Industries	1	134
Lear Corporation	2	259
Leggett & Platt, Incorporated	4	43
Lennar Corporation - Class A	6	503
Lennar Corporation - Class B	1	44
Levi Strauss & Co. - Class A	4	72
LGI Homes, Inc. (a)	1	31
Liberty Live Holdings, Inc. - Series A (a)	1	127
Liberty Live Holdings, Inc. - Series C (a)	3	259
Life Time Group Holdings, Inc. (a)	6	160
Lifetime Brands, Inc.	1	6
Lindblad Expeditions, LLC (a)	1	20
Lithia Motors, Inc. - Class A	1	351
LKQ Corporation	10	282
Lovesac Company, The (a) (b)	1	19
Lowe`s Companies, Inc.	8	1,870
Lucid Group, Inc. (a) (b)	1	12
Lululemon Athletica Inc. (a)	2	370
M/I Homes, Inc. (a)	1	160
Macy's, Inc.	17	315
Malibu Boats, Inc. - Class A (a)	1	29
Marine Products Corporation	2	13
MarineMax, Inc. (a)	2	42
Marriott International, Inc. - Class A	3	1,040
Marriott Vacations Worldwide Corporation	2	102
MasterCraft Boat Holdings, Inc. (a)	1	16
Mattel, Inc. (a)	20	294
Matthews International Corporation - Class A	2	46
McDonald's Corporation	10	3,046
Meritage Homes Corporation	3	171
MGM Resorts International (a)	9	333
Mister Car Wash, Inc. (a)	14	98
Mobileye Global Inc. - Class A (a)	3	19
Mohawk Industries, Inc. (a)	3	262
Monarch Casino & Resort, Inc.	1	67
Monro, Inc.	2	32
Motorcar Parts of America, Inc. (a)	2	22
Movado Group, Inc.	1	27
Murphy USA Inc.	1	377
Nathan's Famous, Inc.	—	15
National Vision Holdings, Inc. (a)	5	125
Newell Brands Inc.	19	67
Nike, Inc. - Class B	13	686
Nishka, Inc. - Class A (a)	3	10
Norwegian Cruise Line Holdings Ltd. (a)	16	304
NVR, Inc. (a)	—	883
Ollie's Bargain Outlet Holdings, Inc. (a)	3	264
OneSpaWorld Holdings Limited	6	135
O'Reilly Automotive, Inc. (a)	12	1,100
Oxford Industries, Inc.	1	36
Papa John's International, Inc.	1	38
Patrick Industries, Inc.	2	223
PENN Entertainment, Inc. (a)	6	97
Penske Automotive Group, Inc.	3	378
Perdoceo Education Corporation	5	188
Petco Health And Wellness Company, Inc. - Class A (a)	7	20
PetMed Express, Inc. (a)	2	5
Phinia Inc.	3	208
Planet Fitness, Inc. - Class A (a)	4	267
Polaris Inc.	2	109
Pool Corporation	1	241
PulteGroup, Inc.	7	799
Pursuit Attractions And Hospitality, Inc. (a)	2	60
PVH Corp.	2	136
Quantumscape Battery, Inc. - Class A (a) (b)	3	19
Ralph Lauren Corporation - Class A	2	705
Red Rock Resorts, Inc. - Class A	1	80
Revolve Group Inc. - Class A (a)	1	26
RH (a)	—	54
Rivian Automotive, Inc. - Class A (a)	26	397
Rocky Brands, Inc.	1	24
Ross Stores, Inc.	8	1,754
Royal Caribbean Cruises Ltd.	7	1,900
Sally Beauty Holdings, Inc. (a)	6	80
Service Corporation International	7	569
Shake Shack, Inc. - Class A (a)	1	74
SharkNinja, Inc. (a)	5	581
Shoe Carnival, Inc.	2	24
Signet Jewelers Limited	2	144
Skyline Champion Corporation (a)	2	184
Sleep Number Corporation (a)	1	3
Smith & Wesson Brands, Inc.	2	22
Solid Power Operating, Inc. - Class A (a)	13	38
Somnigroup International Inc.	7	521
Sonic Automotive, Inc. - Class A	2	121
Sonos, Inc. (a)	3	39
Sportsman's Warehouse Holdings, Inc. (a)	3	4
Standard Motor Products, Inc.	2	68
Starbucks Corporation	16	1,420
Steven Madden, Ltd.	2	74
Stitch Fix, Inc. - Class A (a)	1	3
Stoneridge, Inc. (a)	3	15
Strategic Education, Inc.	1	67
Strattec Security Corporation (a)	—	18
Stride, Inc. (a)	3	244
Superior Group of Companies, Inc.	1	10
Sweetgreen, Inc. - Class A (a) (b)	3	18
Tapestry, Inc.	5	760
Taylor Morrison Home II Corporation - Class A (a)	6	332
Tesla Inc. (a)	22	8,317
Texas Roadhouse, Inc. - Class A	3	571
The Buckle, Inc.	5	227
The Goodyear Tire & Rubber Company (a)	10	66
Thor Industries, Inc.	2	184
Tilly's, Inc. - Class A (a) (b)	1	4
TJX Companies, Inc., The	19	3,001
Toll Brothers, Inc.	5	695
TopBuild Corp. (a)	2	549
Tractor Supply Company	13	582
Travel + Leisure Co.	3	214
TRI Pointe Homes Holdings, Inc. (a)	3	143
Ulta Beauty, Inc. (a)	1	564
Under Armour, Inc. - Class A (a) (b)	11	66
Under Armour, Inc. - Class C (a)	14	80
Unifi, Inc. (a)	2	8
United Parks And Resorts Inc. (a)	2	69
Universal Electronics Inc. (a)	1	3
Universal Technical Institute, Inc. (a)	2	60
Upbound Group, Inc.	4	77
Urban Outfitters, Inc. (a)	6	390
V.F. Corporation	14	241
Vail Resorts, Inc. (b)	1	169
Valvoline, Inc. (a)	5	175
Vera Bradley, Inc. (a)	3	10
Victoria's Secret & Co. (a)	5	228
Visteon Corporation	1	109
Warby Parker Inc. - Class A (a)	2	49
Wayfair Inc. - Class A (a)	2	169
Wendy's Company, The	6	41
Weyco Group, Inc.	1	30
Whirlpool Corporation (b)	3	139
Williams-Sonoma, Inc.	4	640
Wingstop Inc.	1	113
Winmark Corporation	—	73

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Winnebago Industries, Inc.	1	40
Wolverine World Wide, Inc.	3	56
Wyndham Hotels & Resorts, Inc.	2	201
Wynn Resorts, Limited	3	317
XPEL, Inc. (a)	1	27
YETI Holdings, Inc. (a)	5	173
Yum! Brands, Inc.	5	796
Zumiez Inc. (a)	2	35
		123,736
Health Care 9.0%
10X Genomics, Inc. - Class A (a)	3	73
4D Molecular Therapeutics, Inc. (a)	2	23
Abbott Laboratories	25	2,611
AbbVie Inc.	24	5,304
Acadia Healthcare Company, Inc. (a)	3	73
Acadia Pharmaceuticals Inc. (a)	4	79
Accendra Health, Inc. (a)	3	7
Accuray Incorporated (a)	6	2
AdaptHealth LLC - Class A (a)	9	109
Adaptive Biotechnologies Corporation (a)	4	49
Addus HomeCare Corporation (a)	1	104
ADMA Biologics, Inc. (a)	7	66
Agilent Technologies, Inc.	7	773
Agilon Health, Inc. (a)	—	3
Agios Pharmaceuticals, Inc. (a)	1	31
Aldeyra Therapeutics, Inc. (a)	4	7
Alector, Inc. (a)	5	12
Align Technology, Inc. (a)	2	349
Alkermes Public Limited Company (a)	8	299
Allogene Therapeutics, Inc. (a)	13	32
Alnylam Pharmaceuticals, Inc. (a)	1	436
American Well Corporation - Class A (a)	—	2
Amgen Inc.	11	4,014
AMN Healthcare Services, Inc. (a)	3	51
Amneal Pharmaceuticals, Inc. - Class A (a)	9	111
AngioDynamics, Inc. (a)	4	51
ANI Pharmaceuticals, Inc. (a)	1	60
Anika Therapeutics, Inc. (a)	1	22
Apellis Pharmaceuticals, Inc. (a)	1	57
Arcturus Therapeutics Holdings Inc. (a) (b)	1	9
Arcus Biosciences, Inc. (a)	3	70
Arrowhead Pharmaceuticals Inc (a)	1	53
Artivion, Inc. (a)	3	102
Assertio Holdings, Inc. (a)	—	1
Astrana Health, Inc. (a)	2	49
AtriCure, Inc. (a)	2	49
Avanos Medical, Inc. (a)	1	20
Avantor, Inc. (a)	20	159
AxoGen, Inc. (a)	3	90
Azenta, Inc. (a)	2	33
Baxter International Inc.	12	198
Beam Therapeutics Inc. (a)	2	56
Becton, Dickinson and Company	5	767
Biogen Inc. (a)	4	650
BioLife Solutions, Inc. (a)	2	39
BioMarin Pharmaceutical Inc. (a)	6	318
Bio-Rad Laboratories, Inc. - Class A (a)	1	215
Bio-Techne Corporation	4	201
Blade Urban Air Mobility, Inc. - Class A (a)	8	33
Boston Scientific Corporation (a)	15	914
Bridgebio Pharma, Inc. (a)	4	315
Brightspring Health Services, Inc. (a)	4	172
Bristol-Myers Squibb Company	60	3,651
Brookdale Senior Living Inc. (a)	16	223
Bruker Corporation	4	156
C4 Therapeutics, Inc. (a)	7	19
Cardinal Health, Inc.	4	950
Caredx, Inc. (a)	1	20
Castle Biosciences, Inc. (a)	1	18
Catalyst Pharmaceuticals, Inc. (a)	7	186
Celldex Therapeutics, Inc. (a)	2	52
Cencora, Inc.	4	1,344
Centene Corporation (a)	13	417
Certara, Inc. (a)	4	24
Charles River Laboratories International, Inc. (a)	2	273
Chemed Corporation	1	220
Cigna Group, The	6	1,608
Collegium Pharmaceutical, Inc. (a)	2	56
Concentra Group Holdings Parent, Inc.	6	127
CONMED Corporation	2	54
Cooper Companies, Inc., The (a)	5	370
Corcept Therapeutics Incorporated (a)	2	89
CorVel Corporation (a)	2	117
Crinetics Pharmaceuticals, Inc. (a)	1	20
CRISPR Therapeutics AG (a) (b)	3	136
Cross Country Healthcare, Inc. (a)	2	22
Cryoport, Inc. (a)	2	17
Cumberland Pharmaceuticals, Inc. (a)	1	3
CVS Health Corporation	21	1,491
Cytek Biosciences, Inc. (a)	6	26
Danaher Corporation	7	1,400
Davita Inc. (a)	2	324
Day One Biopharmaceuticals, Inc. (a)	1	27
Denali Therapeutics Inc. (a)	5	103
Dentsply Sirona Inc.	8	97
DexCom, Inc. (a)	8	473
Doximity, Inc. - Class A (a)	3	70
Dyne Therapeutics Inc. (a)	4	78
Edgewise Therapeutics, Inc. (a)	1	37
Edwards Lifesciences Corporation (a)	12	934
Elanco Animal Health Incorporated (a)	19	459
Elevance Health, Inc.	4	1,256
Eli Lilly and Company	13	12,145
Embecta Corp.	1	8
Emergent BioSolutions Inc. (a)	4	34
Enanta Pharmaceuticals, Inc. (a)	2	20
Encompass Health Corporation	6	589
Enhabit Inc. (a)	4	55
Enliven Therapeutics, Inc. (a) (b)	2	62
Enovis Corporation (a)	2	53
Ensign Group, Inc., The	3	575
Envista Holdings Corporation (a)	8	195
Evolent Health, Inc. - Class A (a)	6	14
Exelixis, Inc. (a)	14	611
Fate Therapeutics, Inc. (a)	2	2
Fortrea Holdings Inc. (a)	4	39
Fulcrum Therapeutics, Inc. (a)	2	17
Fulgent Genetics, Inc. (a)	1	23
GE HealthCare Technologies Inc.	11	770
Gilead Sciences, Inc.	23	3,222
Glaukos Corporation (a)	1	87
Globus Medical, Inc. - Class A (a)	2	155
GoodRx Holdings, Inc. - Class A (a) (b)	3	6
Grail, Inc. (a)	1	34
Guardant Health, Inc. (a)	1	119
Haemonetics Corporation (a)	1	79
Halozyme Therapeutics, Inc. (a)	4	268
Harmony Biosciences Holdings, Inc. (a)	2	49
Harrow, Inc. (a)	1	27
HCA Healthcare, Inc.	2	1,061
Health Catalyst, Inc. (a) (b)	1	2
HealthEquity, Inc. (a)	4	321
Healthstream, Inc.	2	44
Henry Schein, Inc. (a)	6	412
Humana Inc.	3	487
Icon Public Limited Company (a)	2	173
ICU Medical, Inc. (a)	1	80
IDEAYA Biosciences, Inc. (a)	1	37
IDEXX Laboratories, Inc. (a)	2	914
Illumina, Inc. (a)	2	305
Incyte Corporation (a)	6	585
Indivior Pharmaceuticals, Inc. (a)	2	72
InnovAge Holding Corp (a)	1	11
Innoviva, Inc. (a)	5	114
Inogen, Inc. (a)	1	7
Insmed Incorporated (a)	2	396
Inspire Medical Systems, Inc. (a)	—	23
Insulet Corporation (a)	2	469
Integer Holdings Corporation (a)	1	102

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Integra LifeSciences Holdings Corporation (a)	3	29
Intellia Therapeutics, Inc. (a) (b)	3	37
Intuitive Surgical, Inc. (a)	3	1,428
Ionis Pharmaceuticals, Inc. (a)	2	121
Iovance Biotherapeutics, Inc. (a)	10	34
IQVIA Holdings Inc (a)	6	1,038
Iradimed Corporation	—	41
Ironwood Pharmaceuticals, Inc. - Class A (a)	4	15
Jazz Pharmaceuticals Public Limited Company (a)	3	630
Johnson & Johnson	26	6,249
Kiniksa Pharmaceuticals International, PLC - Class A (a)	1	49
Kodiak Sciences Inc. (a)	3	101
Krystal Biotech, Inc. (a)	1	156
Kura Oncology, Inc. (a)	5	38
Kymera Therapeutics, Inc. (a)	1	76
Labcorp Holdings Inc.	3	761
Lantheus Holdings, Inc. (a)	3	223
LeMaitre Vascular, Inc.	1	142
Lensar, Inc. (a)	—	3
Lifestance Health Group, Inc. (a)	13	81
Ligand Pharmaceuticals Incorporated (a)	1	211
LivaNova PLC (a)	2	153
MacroGenics, Inc. (a)	3	9
MannKind Corporation (a)	14	33
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	14
Masimo Corporation (a)	1	93
McKesson Corporation	2	1,472
Medpace Holdings, Inc. (a)	1	346
Medtronic, Inc.	21	1,818
Merck & Co., Inc.	55	6,606
Merit Medical Systems, Inc. (a)	2	158
Mesa Laboratories, Inc.	—	23
Mettler-Toledo International Inc. (a)	1	675
MiMedx Group, Inc. (a)	2	9
Moderna, Inc. (a)	6	299
Molina Healthcare, Inc. (a)	2	326
Myriad Genetics, Inc. (a)	6	26
Natera, Inc. (a)	2	317
National HealthCare Corporation	1	135
National Research Corporation (b)	1	12
Neogen Corporation (a)	1	12
Neogenomics, Inc. (a)	7	50
Neurocrine Biosciences, Inc. (a)	4	462
Nurix Therapeutics, Inc. (a)	1	21
Nuvation Bio Operating Company LLC - Class A (a)	18	75
Olema Pharmaceuticals Inc. (a)	2	26
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	10
Omnicell, Inc. (a)	2	81
OptimizeRX Corporation (a)	3	16
Option Care Health, Inc. (a)	5	122
Orasure Technologies, Inc. (a)	4	12
Organogenesis Holdings Inc. - Class A (a)	8	20
Organon & Co.	13	77
Oric Pharmaceuticals, Inc. (a)	1	17
Orthofix Medical Inc. (a)	3	40
Orthopediatrics Corp. (a)	1	22
Pacific Biosciences of California, Inc. (a)	6	7
Pacira Pharmaceuticals, Inc. (a)	3	68
PACS Group, Inc. (a)	2	57
PDL BioPharma, Inc. (a) (d)	6	2
Pediatrix Medical Group, Inc. (a)	7	145
Pennant Group, Inc., The (a)	3	82
Penumbra, Inc. (a)	1	374
Perrigo Company Public Limited Company	7	79
Personalis, Inc. (a)	3	19
Pfizer Inc.	101	2,836
Phibro Animal Health Corporation - Class A	2	88
Phreesia, Inc. (a)	2	13
Prestige Consumer Healthcare Inc. (a)	3	150
Privia Health Group Inc. (a)	3	66
Progyny, Inc. (a)	2	33
Protagonist Therapeutics, Inc. (a)	1	72
Prothena Corporation Public Limited Company (a)	3	28
PTC Therapeutics, Inc. (a)	2	125
Quest Diagnostics Incorporated	3	668
QuidelOrtho Corporation (a)	1	12
RadNet, Inc. (a)	3	165
Rafael Holdings, Inc. - Class B (a)	1	2
Regeneron Pharmaceuticals, Inc.	1	910
Regenxbio Inc. (a)	3	29
Relay Therapeutics, Inc. (a)	2	24
Repligen Corporation (a)	2	251
Replimune Group, Inc. (a)	3	26
ResMed Inc.	3	718
Revolution Medicines, Inc. (a)	3	302
Revvity, Inc.	4	341
Rigel Pharmaceuticals, Inc. (a)	1	19
Roivant Sciences Ltd. (a)	20	552
Royalty Pharma PLC - Class A	10	476
Sarepta Therapeutics, Inc. (a)	1	31
Schrodinger, Inc. (a)	1	11
Seer, Inc. - Class A (a)	8	13
Select Medical Holdings Corporation	9	144
SI-BONE, Inc. (a)	2	31
SIGA Technologies, Inc.	6	30
Sight Sciences, Inc. (a)	3	10
Solventum Corporation (a)	3	175
Sotera Health LLC (a)	13	182
STAAR Surgical Company (a)	3	61
Steris Public Limited Company	3	662
Stoke Therapeutics, Inc. (a)	2	73
Stryker Corporation	4	1,340
Supernus Pharmaceuticals, Inc. (a)	3	175
Surgery Partners, Inc. (a) (b)	3	40
Tactile Systems Technology, Inc. (a)	—	10
Teladoc Health, Inc. (a)	5	30
Teleflex Incorporated	2	193
Tenet Healthcare Corporation (a)	5	990
TG Therapeutics, Inc. (a)	1	36
Theravance Biopharma, Inc. (a)	3	41
Thermo Fisher Scientific Inc.	4	2,054
TransMedics Group, Inc. (a)	—	32
TruBridge, Inc. (a)	1	11
U.S. Physical Therapy, Inc.	1	66
UFP Technologies, Inc. (a)	—	58
United Therapeutics Corporation (a)	2	1,214
UnitedHealth Group Incorporated	12	3,158
Universal Health Services, Inc. - Class B	3	517
Utah Medical Products, Inc.	—	12
Vanda Pharmaceuticals Inc. (a)	5	33
Varex Imaging Corporation (a)	3	32
Vaxcyte, Inc. (a)	1	43
Veeva Systems Inc. - Class A (a)	2	375
Veracyte, Inc. (a)	3	111
Vericel Corporation (a)	2	56
Vertex Pharmaceuticals Incorporated (a)	2	1,062
Viatris Inc.	44	597
Waters Corporation (a)	3	787
Waystar Holding Corp. (a)	2	55
West Pharmaceutical Services, Inc.	2	443
Xencor, Inc. (a)	4	52
Zentalis Pharmaceuticals, Inc. (a)	3	8
Zimmer Biomet Holdings, Inc.	5	484
Zoetis Inc. - Class A	8	988
Zymeworks Inc. (a)	4	94
		111,552
Communication Services 8.8%
Advantage Solutions, Inc. - Class A (a) (b)	—	9
Alphabet Inc. - Class A	84	24,158
Alphabet Inc. - Class C	70	20,208
Angi Inc. - Class A (a)	1	5
Anterix Inc. (a)	—	19
Array Digital Infrastructure, Inc.	2	109
AST Spacemobile, Inc. - Class A (a) (b)	2	207
AT&T Inc.	161	4,663
Atlanta Braves Holdings, Inc. - Series A (a)	—	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Atlanta Braves Holdings, Inc. - Series C (a)	3	131
ATN International, Inc.	3	70
Bandwidth Inc. - Class A (a)	1	14
Boston Omaha Corporation - Class A (a)	1	16
Bumble Inc. - Class A (a)	2	6
Cable One, Inc. (a)	—	35
CarGurus, Inc. - Class A (a)	3	104
Cars.com Inc. (a)	2	20
Cinemark Holdings, Inc.	7	210
Comcast Corporation - Class A	115	3,301
DHI Group, Inc. (a)	—	1
DoubleVerify Holdings, Inc. (a)	2	17
E.W. Scripps Company, The - Class A (a)	8	29
Electronic Arts Inc.	7	1,344
Entravision Communications Corporation - Class A	6	16
Former Charter Communications Parent, Inc. - Class A (a)	5	1,090
Fox Corporation - Class A	7	414
Fox Corporation - Class B	7	389
Gogo, Inc. (a)	3	13
Gray Media, Inc.	5	23
Grizzly Merger Sub 1, LLC - Series A (a)	—	9
Grizzly Merger Sub 1, LLC - Series C (a)	1	54
IDT Corporation - Class B	2	83
IMAX Corporation (a)	3	97
Iridium Communications Inc.	4	115
John Wiley & Sons, Inc. - Class A	4	135
Liberty Broadband Corporation - Series A (a)	1	61
Liberty Broadband Corporation - Series C (a)	5	247
Liberty Global Ltd. - Class A (a)	6	73
Liberty Global Ltd. - Class C (a)	12	138
Liberty Latin America Ltd. - Class A (a)	2	18
Liberty Latin America Ltd. - Class C (a)	8	73
Liberty Media Corporation - Series A (a)	1	52
Liberty Media Corporation - Series C (a)	6	509
Lionsgate Studios Corp. (a)	12	116
Live Nation Entertainment, Inc. (a)	5	809
Lumen Technologies, Inc. (a)	34	239
Magnite, Inc. (a)	7	86
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	2	28
Match Group, Inc.	7	222
Meta Platforms, Inc. - Class A	38	21,698
Netflix, Inc. (a)	63	6,060
News Corporation - Class A	14	349
News Corporation - Class B	8	215
Nexstar Media Group, Inc. - Class A	2	448
Omnicom Group Inc.	14	1,021
Paramount Skydance Corporation - Class B	10	88
Pinterest, Inc. - Class A (a)	10	191
PubMatic, Inc. - Class A (a)	2	14
QuinStreet, Inc. (a)	2	28
Reddit, Inc. - Class A (a)	2	269
Roblox Corporation - Class A (a)	4	230
Roku, Inc. - Class A (a)	5	449
Scholastic Corporation	2	59
Shenandoah Telecommunications Company	3	43
Shutterstock, Inc.	2	26
Sinclair, Inc. - Class A	2	20
Sirius XM Holdings Inc.	7	163
Snap Inc. - Class A (a)	27	125
Sphere Entertainment Co. - Class A (a) (b)	2	260
Sphere Entertainment Co. - Class A (a)	2	130
Spok Holdings, Inc.	2	23
Spotify Technology S.A. (a)	1	579
Stagwell, Inc. - Class A (a)	3	18
Starz Entertainment (a)	1	16
Take-Two Interactive Software, Inc. (a)	2	410
TechTarget, Inc. (a)	1	5
Telephone and Data Systems, Inc.	7	283
The New York Times Company - Class A	8	654
Thryv Holdings, Inc. (a)	1	4
TKO Group Holdings Inc. - Class A	1	209
T-Mobile US, Inc.	11	2,402
Townsquare Media, Inc. - Class A	—	2
Trade Desk, Inc., The - Class A (a)	4	93
Travelzoo (a) (b)	1	6
TripAdvisor, Inc. (a)	6	60
USA TODAY Co., Inc. (a)	13	90
Verizon Communications Inc.	131	6,595
Versant Media Group, Inc. - Class A	5	185
Walt Disney Company, The	28	2,740
Warner Bros. Discovery, Inc. - Series A (a)	69	1,884
Warner Music Group Corp. - Class A	3	80
Yelp Inc. (a)	2	58
Zedge, Inc. - Class B	1	2
Ziff Davis, Inc. (a)	2	82
ZoomInfo Technologies Inc. - Class A (a) (b)	10	60
		108,228
Energy 5.8%
Antero Midstream Corporation	23	531
Antero Resources Corporation (a)	14	587
Apa Corp.	16	691
Archrock, Inc.	9	310
Ardmore Shipping Services (Ireland) Limited	2	33
Atlas Energy Solutions Inc. (b)	1	11
Baker Hughes Company - Class A	26	1,569
BKV Corporation (a)	1	41
Bristow Holdings U.S. Inc.	1	69
Cactus, Inc. - Class A	2	96
California Resources Corporation	4	302
Centrus Energy Corp. - Class A (a)	1	191
Cheniere Energy, Inc.	7	1,929
Chevron Corporation	31	6,334
Chord Energy Corporation	2	236
Clean Energy Fuels Corp. (a)	5	13
CNX Resources Corporation (a)	8	302
Comstock Resources, Inc. (a) (b)	13	272
ConocoPhillips	42	5,494
Core Laboratories LP	3	49
Core Natural Resources, Inc.	1	102
Coterra Energy Inc.	25	890
Crescent Energy Company - Class A	12	164
CVR Energy, Inc. (a)	3	90
Devon Energy Corporation	42	2,101
DHT Holdings, Inc.	12	227
Diamondback Energy, Inc.	8	1,564
DMC Global Inc. (a)	2	12
Dorian LPG Ltd.	3	100
DT Midstream, Inc.	5	607
EOG Resources, Inc.	19	2,676
EQT Corporation	17	1,062
Evolution Petroleum Corporation	3	12
Excelerate Energy, Inc. - Class A	1	34
Expand Energy Corporation	8	933
Expro Group Holdings N.V. (a)	4	63
Exxon Mobil Corporation	82	13,902
Forum Energy Technologies, Inc. (a)	1	32
FutureFuel Corp.	4	14
Geospace Technologies Corporation (a)	1	9
Granite Ridge Resources, Inc.	5	29
Green Plains Inc. (a)	4	65
Gulfport Energy Corporation (a)	1	190
Halliburton Company	36	1,409
Helix Energy Solutions Group, Inc. (a)	9	92
Helmerich & Payne, Inc.	4	128
HF Sinclair Corporation	6	395
Innovex International, Inc. (a)	4	100
International Seaways, Inc.	2	146
Kinder Morgan, Inc.	39	1,318
Kinetik Holdings Inc. - Class A (b)	2	91
Kodiak Gas Services, LLC	3	201
Kosmos Energy Ltd. (a)	15	42
Liberty Energy Inc. - Class A	10	287
Magnolia Oil & Gas Corporation - Class A	15	487
Mammoth Energy Services, Inc. (a)	2	6
Marathon Petroleum Corporation	8	2,014
Matador Resources Company	6	355
Murphy Oil Corporation	6	236

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Nabors Industries Ltd. (a)	1	82
NACCO Industries, Inc. - Class A	1	26
National Energy Services Reunited Corporation (a)	4	94
Natural Gas Services Group, Inc.	2	63
Noble Corporation PLC	5	229
Nordic American Tankers Limited	13	75
Northern Oil and Gas Incorporated	3	89
NOV Inc.	12	235
Occidental Petroleum Corporation	29	1,888
Oceaneering International, Inc. (a)	6	223
Oil States International, Inc. (a)	6	68
ONEOK, Inc.	16	1,412
Ovintiv Canada ULC	15	869
Par Pacific Holdings, Inc. (a)	3	206
Patterson-UTI Energy, Inc.	8	88
PBF Energy Inc. - Class A	4	213
Peabody Energy Corporation	5	158
Permian Resources Corporation - Class A	31	662
Phillips 66	9	1,649
Primeenergy Resources Corporation (a)	—	22
Propetro Holding Corp. (a)	6	87
Range Resources Corporation	12	555
REX American Resources Corporation (a)	1	46
RPC, Inc.	13	89
Scorpio Tankers Inc.	2	151
SEACOR Marine Holdings Inc. (a)	2	13
Seadrill Limited (a)	2	98
Select Water Solutions, Inc. - Class A	8	125
SFL Corporation Ltd.	9	102
SLB Limited	30	1,561
SM Energy Company	6	195
Solaris Energy Infrastructure, Inc. - Class A	2	110
Talos Energy Inc. (a)	7	116
Targa Resources Corp.	6	1,574
TechnipFMC PLC	20	1,367
Teekay Corporation	7	90
Teekay Tankers Ltd. - Class A	1	77
TETRA Technologies, Inc. (a)	8	67
Texas Pacific Land Corporation	2	742
Tidewater Inc. (a)	2	168
Transocean Ltd. (a) (c)	35	235
Uranium Energy Corp. (a)	12	158
VAALCO Energy, Inc.	6	38
Valaris Limited (a)	2	175
Valero Energy Corporation	6	1,550
Viper Energy, Inc. - Class A	5	237
Vitesse Energy, Inc. (b)	2	38
W&T Offshore, Inc.	16	53
Weatherford International Public Limited Company	4	336
Williams Companies, Inc., The	15	1,086
World Kinect Corporation	4	92
		70,927
Consumer Staples 5.3%
Albertsons Companies, Inc. - Class A	25	428
Alico, Inc.	1	34
Altria Group, Inc.	23	1,534
Andersons, Inc. , The	1	69
Archer-Daniels-Midland Company	7	501
B&G Foods, Inc. (b)	3	12
Bellring Intermediate Holdings, Inc. (a)	5	78
BJ's Wholesale Club Holdings, Inc. (a)	7	734
Boston Beer Company, Inc., The - Class A (a)	—	89
Brown-Forman Corporation - Class A	3	84
Brown-Forman Corporation - Class B	6	166
Bunge Global S.A.	6	716
Calavo Growers, Inc.	2	43
Cal-Maine Foods, Inc.	2	188
Campbell's Company, The (b)	13	286
Casey's General Stores, Inc.	1	1,023
Central Garden & Pet Company (a)	1	42
Central Garden & Pet Company - Class A (a)	4	125
Church & Dwight Co., Inc.	6	600
Clorox Company, The	2	259
Coca-Cola Company, The	67	5,087
Coca-Cola Consolidated, Inc.	4	761
Colgate-Palmolive Company	15	1,305
Conagra Brands, Inc.	18	278
Constellation Brands, Inc. - Class A	5	740
Costco Wholesale Corporation	6	6,218
Coty Inc. - Class A (a)	28	57
Darling Ingredients Inc. (a)	6	364
Del Monte Fresh Produce Company	4	156
Dole Public Limited Company	2	26
Dollar General Corporation	6	735
Dollar Tree, Inc. (a)	6	712
e.l.f. Beauty, Inc. (a)	2	91
Edgewell Personal Care Colombia S A S	2	52
Energizer Holdings, Inc.	4	61
Estee Lauder Companies Inc., The - Class A	5	359
Farmer Bros. Co. (a)	2	2
Flowers Foods, Inc.	9	74
Freshpet, Inc. (a)	1	56
General Mills, Inc.	18	687
Grocery Outlet Holding Corp. (a)	4	29
Hain Celestial Group, Inc., The (a) (b)	6	4
Herbalife Nutrition Ltd. (a)	4	56
Hershey Company, The	4	815
Hormel Foods Corporation	16	356
Ingles Markets, Incorporated - Class A	1	74
Ingredion Incorporated	4	397
Interparfums, Inc.	1	115
J&J Snack Foods Corp.	1	52
J. M. Smucker Company, The	4	395
John B. Sanfilippo & Son, Inc.	1	69
Kenvue Inc.	43	736
Keurig Dr Pepper Inc.	25	654
Kimberly-Clark Corporation	8	772
Kraft Heinz Company, The	23	520
Kroger Co., The	33	2,361
Lamb Weston Holdings, Inc.	5	231
Limoneira Company	1	14
Mama's Creations, Inc. (a)	1	10
Maplebear Inc. (a)	6	219
McCormick & Company, Incorporated	8	384
McCormick & Company, Incorporated	1	31
Medifast, Inc. (a)	1	5
MGPI Processing, Inc.	1	15
Mission Produce, Inc. (a)	3	46
Molson Coors Beverage Company - Class B	8	337
Mondelez International, Inc. - Class A	25	1,418
Monster Beverage 1990 Corporation (a)	10	690
National Beverage Corp. (a)	4	122
Natural Grocers By Vitamin Cottage, Inc.	2	55
Natural Health Trends Corp.	—	—
Nature's Sunshine Products, Inc. (a)	1	18
Nu Skin Enterprises, Inc. - Class A	5	34
Oil-Dri Corporation of America	1	52
PepsiCo, Inc.	23	3,595
Performance Food Group Company (a)	7	637
Philip Morris International Inc.	22	3,575
Pilgrim's Pride Corporation	7	246
Post Holdings, Inc. (a)	4	355
PriceSmart, Inc.	2	283
Procter & Gamble Company, The	42	6,011
Reynolds Consumer Products Inc.	10	202
Seaboard Corporation	—	204
Seneca Foods Corporation - Class A (a)	1	103
Simply Good Foods Company, The (a)	5	77
Smithfield Foods, Inc.	1	20
Spectrum Brands Holdings, Inc.	1	93
Sprouts Farmers Market, Inc. (a)	5	368
Sysco Corporation	14	1,018
Target Corporation	15	1,768
The Chefs' Warehouse, Inc. (a)	3	150
The Honest Company, Inc. (a) (b)	5	14
The Marzetti Company	1	190
Tootsie Roll Industries, Inc.	3	108
Turning Point Brands, Inc.	1	110
Tyson Foods, Inc. - Class A	9	569

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
United Natural Foods, Inc. (a)	4	179
Universal Corporation	2	106
US Foods Holding Corp. (a)	12	1,139
USANA Health Sciences, Inc. (a)	1	23
UTZ Brands, Inc. - Class A	2	19
Village Super Market, Inc. - Class A	1	42
Vita Coco Company, Inc., The (a)	1	48
Vital Farms, Inc. (a) (b)	2	21
Walmart Inc.	62	7,742
WD-40 Company	1	109
Weis Markets, Inc. (b)	2	138
		65,180
Materials 3.3%
AdvanSix Inc.	2	54
Air Products and Chemicals, Inc.	4	1,151
Albemarle Corporation	4	670
Alcoa Corporation	9	620
Alpha Metallurgical Resources, Inc. (a)	1	106
Alto Ingredients, Inc. (a)	10	47
Amcor Pty Ltd.	18	710
American Vanguard Corporation (a)	4	9
Ampco-Pittsburgh Corporation (a)	1	6
AptarGroup, Inc.	3	335
Ardagh Metal Packaging S.A.	14	57
Ashland Inc.	2	120
Aspen Aerogels, Inc. (a)	2	7
Avery Dennison Corporation	4	627
Avient Corporation	3	96
Axalta Coating Systems Ltd. (a)	16	455
Balchem Corporation	1	241
Ball Corporation	8	471
Cabot Corporation	3	195
Caledonia Mining Corporation PLC (b)	1	25
Celanese Corporation - Class A	4	250
Century Aluminum Company (a)	4	250
CF Industries Holdings, Inc.	9	1,201
Chemours Company, The	3	74
Clearwater Paper Corporation (a)	—	2
Cleveland-Cliffs Inc. (a)	18	152
Coeur Mining, Inc. (a)	17	325
Commercial Metals Company	7	414
Compass Minerals International, Inc. (a)	3	78
Core Molding Technologies, Inc. (a)	1	18
Corteva, Inc.	17	1,416
CRH Public Limited Company	12	1,241
Crown Holdings, Inc.	7	749
Dow Inc.	17	707
DuPont de Nemours, Inc.	11	503
Eagle Materials Inc.	2	418
Eastman Chemical Company	6	447
Ecolab Inc.	5	1,201
Ecovyst Inc. (a)	4	52
Element Solutions Inc.	13	429
Ferroglobe PLC	13	54
FMC Corporation	4	68
Fortitude Gold Corporation	1	6
Freeport-McMoRan Inc.	24	1,424
Graphic Packaging Holding Company	19	191
Greif, Inc. - Class A	2	136
Greif, Inc. - Class B (b)	1	92
H.B. Fuller Company	2	135
Hawkins, Inc.	1	183
Hecla Mining Company	33	610
Huntsman Corporation	8	104
Ingevity Corporation (a)	2	125
Innospec Inc.	1	90
International Flavors & Fragrances Inc.	7	501
International Paper Company	15	531
Intrepid Potash, Inc. (a)	2	88
Kaiser Aluminum Corporation	1	133
KRC Materials, Inc. (a)	3	221
Kronos Worldwide, Inc.	8	50
Linde Public Limited Company	7	3,704
Louisiana-Pacific Corporation (W VA)	3	212
LSB Industries, Inc. (a)	4	52
LyondellBasell Industries N.V. - Class A	9	752
Martin Marietta Materials, Inc.	2	898
Materion Corporation	1	138
MATIV Holdings, Inc.	5	44
Mercer International Inc. (b)	8	12
Metallus Inc. (a)	3	51
Minera Andes Inc. (a)	—	2
Minerals Technologies Inc.	2	108
Mosaic Company, The	15	392
MP Materials Corp. - Class A (a) (b)	6	284
Myers Industries, Inc.	2	45
NewMarket Corporation	1	348
Newmont Corporation	21	2,244
Nucor Corporation	6	996
O-I Glass, Inc. (a)	7	75
Olin Corporation	4	105
Orion Engineered Carbons Finance & Co. S.C.A.	4	29
Packaging Corporation of America	4	934
Perimeter Solutions, Inc. (a)	3	67
PPG Industries, Inc.	7	705
Quaker Chemical Corporation	1	93
Ramaco Resources, Inc. - Class A (a)	4	61
Ramaco Resources, Inc. - Class B	1	12
Ranpak Holdings Corp - Class A (a)	3	10
Reliance, Inc.	2	722
Royal Gold, Inc.	2	611
RPM International Inc.	5	496
Ryerson Holding Corporation	3	75
Scotts Miracle-Gro Company, The	1	57
Sensient Technologies Corporation	2	188
Sherwin-Williams Company, The	4	1,299
Silgan Holdings Inc.	4	165
Smurfit Westrock Public Limited Company	14	563
Solstice Advanced Materials US, Inc.	3	212
Sonoco Products Company	6	340
Southern Copper Corporation	1	225
Steel Dynamics, Inc.	4	702
Stepan Company	1	64
SunCoke Energy, Inc.	4	26
Sylvamo Corporation	2	90
Tredegar Corporation (a)	3	22
TriMas Corporation	3	120
Tronox Holdings PLC	10	98
United States Lime & Minerals, Inc.	2	206
Vulcan Materials Company	3	938
Warrior Met Coal, Inc.	3	237
Westlake Corporation	2	288
Worthington Steel, Inc.	2	69
		40,857
Utilities 2.6%
AES Corporation, The	16	221
Alliant Energy Corporation	7	528
Ameren Corporation	5	558
American Electric Power Company, Inc.	9	1,242
American States Water Company	2	114
American Water Works Company, Inc.	3	456
Artesian Resources Corporation - Class A	1	30
Atmos Energy Corporation	3	561
Avista Corporation	3	131
Black Hills Corporation	3	185
California Water Service Group	3	120
CenterPoint Energy, Inc.	14	601
Chesapeake Utilities Corporation	1	111
Clearway Energy, Inc. - Class A	2	79
Clearway Energy, Inc. - Class C	3	103
CMS Energy Corporation	8	623
Consolidated Edison, Inc.	7	783
Constellation Energy Group, Inc.	5	1,312
Dominion Energy, Inc.	15	931
DTE Energy Company	4	568
Duke Energy Corporation	11	1,424
Edison International	9	624
Entergy Corporation	8	919

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Essential Utilities, Inc.	10	407
Evergy, Inc.	7	570
Eversource Energy	8	524
Exelon Corporation	19	935
FirstEnergy Corp.	11	540
Genie Energy Ltd. - Class B	2	28
H2O America	1	52
Hallador Energy Company (a)	3	50
Hawaiian Electric Industries, Inc. (a)	6	89
IDACORP, Inc.	2	320
MDU Resources Group, Inc.	14	295
MGE Energy, Inc.	2	127
Middlesex Water Company	1	37
National Fuel Gas Company	4	354
New Jersey Resources Corporation	6	350
NextEra Energy, Inc.	27	2,473
NiSource Inc.	13	618
Northwest Natural Holding Company	2	112
NorthWestern Corporation	2	137
NRG Energy, Inc.	6	888
OGE Energy Corp.	8	383
Oklo Inc. - Class A (a)	—	15
One Gas, Inc.	2	202
Ormat Technologies, Inc.	3	341
Otter Tail Corporation	2	142
PG&E Corporation	35	609
Pinnacle West Capital Corporation	5	484
Portland General Electric Company	5	247
PPL Corporation	14	551
Public Service Enterprise Group Incorporated	9	762
Sempra	12	1,143
Southwest Gas Holdings, Inc.	3	260
Spire Inc.	2	224
Talen Energy Corporation (a)	—	102
The Southern Company	15	1,494
The York Water Company	1	23
TXNM Energy, Inc.	1	77
UGI Corporation	8	295
Unitil Corporation	1	52
Vistra Corp.	10	1,521
WEC Energy Group Inc.	6	686
XCEL Energy Inc.	11	895
		31,638
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	8	1,064
Compass, Inc. - Class A (a)	14	100
CoStar Group, Inc. (a)	9	352
Cushman & Wakefield Ltd. (a)	13	162
Douglas Elliman Inc. (a)	6	9
Dwight A. Walker Real Estate, Inc. - Class A (a)	3	17
eXp World Holdings, Inc. (b)	2	13
Five Point Holdings, LLC - Class A (a)	2	10
Florida Rock Properties, Inc. (a)	1	23
Forestar Group Inc. (a)	2	50
Howard Hughes Holdings Inc. (a)	3	203
Jones Lang LaSalle Incorporated (a)	2	664
Kennedy-Wilson Holdings, Inc.	11	120
Marcus & Millichap Company	2	64
Newmark Group, Inc. - Class A	9	137
Seaport Entertainment Group Inc. (a)	1	17
St. Joe Company, The	2	120
Stratus Properties Inc. (a)	—	13
Tejon Ranch Co. (a)	3	58
The Rmr Group Inc. - Class A	2	29
Zillow Group, Inc. - Class A (a)	2	94
Zillow Group, Inc. - Class C (a)	7	278
		3,597
Total Common Stocks (cost $662,982)		1,230,441
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	1
Akero Therapeutics Inc. (a) (d)	1	—
Albireo Pharma, Inc. (a) (d)	2	15
Bristol-Myers Squibb Company (a)	2	—
Chinook Therapeutics, Inc. (a) (d)	5	—
Poseida Therapeutics, Inc. (a) (d)	5	2
Resolute Forest Products Inc. (a) (d)	8	2
Sage Therapeutics Inc. (a) (d)	1	1
Spectrum Pharmaceuticals, Inc. (a) (d)	3	—
Treehouse Foods, Inc. (a) (d)	3	4
Total Rights (cost $0)		25
WARRANTS 0.0%
Xerox Holdings Corporation (a)	6	1
Total Warrants (cost $0)		1
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	2,222	2,222
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (e) (f)	2,109	2,109
Total Short Term Investments (cost $4,331)		4,331
Total Investments 100.1% (cost $667,313)		1,234,798
Other Assets and Liabilities, Net (0.1)%		(1,794)
Total Net Assets 100.0%		1,233,004

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,487	39,397	39,662	27	—	—	2,222	0.2
JNL Government Money Market Fund, 3.63% - Class SL	1,642	6,473	6,006	16	—	—	2,109	0.2
	4,129	45,870	45,668	43	—	—	4,331	0.4

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	19	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/DFA U.S. Core Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	07/07/15	415	235	—
		434	254	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,230,439	—	2	1,230,441
Rights	—	—	25	25
Warrants	1	—	—	1
Short Term Investments	4,331	—	—	4,331
	1,234,771	—	27	1,234,798

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.9%
Financials 19.8%
1st Security Bank of Washington	2	72
1st Source Corporation	4	296
Acacia Research Corporation (a)	12	58
ACNB Corporation	2	91
Affiliated Managers Group, Inc.	5	1,353
Alerus Financial Corporation	5	121
Ally Financial Inc.	28	1,110
Amalgamated Financial Corp.	6	216
Amerant Bancorp Inc. - Class A	8	169
American Coastal Insurance Corporation	9	96
American Financial Group, Inc.	5	606
Ameris Bancorp	12	958
Amerisafe, Inc.	4	122
Ames National Corporation	2	68
Arrow Financial Corporation	4	119
Artisan Partners Asset Management Inc. - Class A	13	473
Associated Banc-Corp	27	703
Associated Capital Group Inc. - Class A	1	24
Assurant, Inc.	5	1,076
Assured Guaranty Ltd.	9	774
Atlantic Union Bank	24	851
Atlanticus Holdings Corporation (a)	4	186
AXIS Capital Holdings Limited	13	1,309
Axos Financial, Inc. (a)	10	880
Baldwin Insurance Group, Inc. , The - Class A (a)	16	342
Banc of California, Inc.	27	478
BancFirst Corporation	6	611
Bancorp, Inc., The (a)	9	478
Bank First Corporation	2	206
Bank of Hawaii Corporation	7	522
Bank of Marin Bancorp	3	87
Bank of N.T. Butterfield & Son Limited, The	8	400
Bank OZK	20	898
Bank7 Corp.	1	36
BankUnited, Inc.	13	578
Bankwell Financial Group, Inc.	2	93
Banner Corporation	6	390
Bar Harbor Bankshares	3	96
Baycom Corp	3	79
BCB Bancorp, Inc.	5	44
Beacon Financial Corporation	15	459
BGC Group, Inc. - Class A	64	622
Blue Foundry Bancorp (a)	4	56
Blue Ridge Bankshares, Inc.	13	55
BOK Financial Corporation	10	1,303
Bowhead Specialty Holdings Inc. (a)	5	103
Bread Financial Payments, Inc.	8	624
Bridgewater Bancshares, Inc. (a) (b)	5	84
Brighthouse Financial, Inc. (a)	10	616
Brightsphere Investment Group Inc.	7	375
Burke & Herbert Financial Services Corp.	3	160
Business First Bancshares, Inc. (c)	6	154
BV Financial, Inc. (a)	1	17
Byline Bancorp, Inc.	9	284
C&F Financial Corporation	1	51
California BanCorp	5	94
Camden National Corporation	3	160
Cantaloupe, Inc. (a)	7	72
Capital Bancorp, Inc.	3	99
Capital City Bank Group, Inc.	3	149
Capitol Federal Financial	26	185
Carter Bankshares, Inc. (a)	5	124
Cass Information Systems, Inc.	3	121
Cathay General Bancorp	13	624
Central Pacific Financial Corp.	5	166
CF Bankshares Inc.	1	23
Chemung Financial Corporation	1	61
ChoiceOne Financial Services, Inc.	2	64
Citizens & Northern Corporation	4	86
Citizens Community Bancorp, Inc	2	30
City Holding Company	3	311
Civista Bancshares, Inc.	4	82
CNB Financial Corporation	5	140
CNO Financial Group, Inc.	16	647
Coastal Financial Corporation (a)	3	226
Cohen & Steers, Inc.	9	556
Colony Bankcorp, Inc.	4	78
Columbia Banking System, Inc.	38	1,031
Columbia Financial, Inc. (a)	17	303
Commerce Bancshares, Inc.	22	1,098
Community Financial System, Inc.	9	552
Community Trust Bancorp, Inc.	4	221
Community West Bancshares	4	91
ConnectOne Bancorp, Inc.	10	257
Consumer Portfolio Services, Inc. (a)	6	45
Crawford & Company - Class A	6	64
Crawford & Company - Class B	5	46
Credit Acceptance Corporation (a) (c)	2	813
Cullen/Frost Bankers, Inc.	10	1,343
Customers Bancorp, Inc. (a)	6	422
CVB Financial Corp.	24	458
Dave Inc. - Class A (a)	2	371
Diamond Hill Investment Group, Inc. - Class A	—	48
Dime Community Bancshares, Inc.	8	281
Donegal Group Inc. - Class A	6	108
Donnelley Financial Solutions, Inc. (a)	5	247
Eagle Bancorp Montana, Inc.	1	30
Eagle Bancorp, Inc.	6	143
Eagle Financial Services, Inc.	1	27
Eastern Bankshares, Inc.	41	805
eHealth, Inc. (a)	7	8
Employers Holdings, Inc.	5	193
Enact Holdings, Inc.	12	497
Encore Capital Group, Inc. (a)	4	301
Enova International, Inc. (a)	5	646
Enterprise Financial Services Corp.	7	370
Equitable Holdings, Inc.	39	1,435
Equity Bancshares, Inc. - Class A	3	155
Esquire Financial Holdings, Inc.	2	189
Essent Group Ltd.	17	980
Euronet Worldwide, Inc. (a)	8	507
Evercore Inc. - Class A	5	1,638
EVERTEC, Inc.	12	337
EZCORP, Inc. - Class A (a)	10	256
F&G Annuities & Life, Inc.	4	92
F.N.B. Corporation	61	1,012
FactSet Research Systems Inc.	4	872
Farmers & Merchants Bancorp, Inc.	2	54
Farmers National Banc Corp.	10	130
FB Bancorp (a)	2	33
FB Financial Corporation	9	475
Federal Agricultural Mortgage Corporation - Class C	2	258
Federated Hermes, Inc. - Class B	14	786
Fidelis Insurance Holdings Limited	19	361
Fidelity D&D Bancorp, Inc.	—	9
Finance of America Companies Inc. - Class A (a) (c)	1	24
Financial Institutions, Inc.	4	122
Finwise Bancorp (a)	—	8
First American Financial Corporation	16	981
First Bancorp	7	410
First Bancorp	30	651
First Bancorp, Inc., The	3	75
First Bank of New Jersey	4	57
First Busey Corporation	16	395
First Business Financial Services, Inc.	2	94
First Commonwealth Financial Corporation	18	322
First Community Bancshares, Inc.	4	155
First Community Corporation	1	31
First Financial Bancorp.	19	527
First Financial Bankshares, Inc.	23	687
First Financial Corporation	2	153
First Foundation Inc. (a)	15	90
First Hawaiian, Inc.	21	524
First Horizon Corporation	65	1,487
First Internet Bancorp	2	45

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
First Interstate BancSystem, Inc. - Class A	18	596
First Merchants Corporation	11	441
First Mid Bancshares, Inc.	5	191
First National Corporation	1	33
First United Corporation	1	29
First Western Financial, Inc. (a)	2	62
FirstCash, Inc.	8	1,434
Firstsun Capital Bancorp (a)	4	145
Five Star Bancorp	3	120
Flagstar Bank, National Association	66	872
Flushing Financial Corporation	7	114
Flywire Corporation (a)	22	262
Franklin Resources, Inc.	10	237
Fulton Financial Corporation	29	594
FVCBankcorp, Inc.	2	27
GBank Financial Holdings Inc. (a)	1	21
GCM Grosvenor Inc. - Class A	10	99
Genworth Financial, Inc. - Class A (a)	71	573
German American Bancorp, Inc.	7	297
Glacier Bancorp, Inc.	21	950
Globe Life Inc.	11	1,513
GoHealth, Inc. - Class A (a) (c)	1	2
Goosehead Insurance, Inc. - Class A (a)	4	177
Great Southern Bancorp, Inc.	2	144
Green Dot Corporation - Class A (a)	11	125
Greene County Bancorp, MHC	2	54
Greenlight Capital Re, Ltd. - Class A (a)	7	130
Hagerty, Inc. - Class A (a)	10	111
Hamilton Insurance Group, Ltd. - Class B	11	320
Hamilton Lane Incorporated - Class A	7	684
Hancock Whitney Corporation	14	907
Hanmi Financial Corporation	6	158
Hanover Insurance Group Inc, The	6	1,023
HBT Financial, Inc.	6	151
HCI Group, Inc.	2	329
Hennessy Advisors, Inc.	1	7
Heritage Commerce Corp	13	156
Heritage Financial Corporation	7	172
Heritage Global Solutions, Inc. (a)	6	8
Heritage Insurance Holdings, Inc. (a)	6	171
Hingham Institution For Savings, The	—	136
Hippo Holdings Inc. (a)	5	118
Home Bancorp, Inc.	2	102
Home BancShares, Inc.	33	881
Hometrust Bancshares, Inc.	3	140
Hope Bancorp, Inc.	25	276
Horace Mann Educators Corporation	8	323
Horizon Bancorp, Inc.	10	158
Houlihan Lokey, Inc. - Class A	6	920
Independence Holdings, LLC	19	1,037
Independent Bank Corp.	9	655
Independent Bank Corporation	4	138
International Bancshares Corporation	10	702
Invesco Ltd.	61	1,476
Investar Holding Corporation	2	60
Investors Title Company	—	86
Isabella Bank Corporation	1	28
Jack Henry & Associates, Inc.	8	1,222
James River Group Holdings, Inc.	9	54
Janus Henderson Group PLC	22	1,132
Jefferies Financial Group Inc.	26	1,086
Kearny Financial Corp	14	105
Kestrel Group Ltd. (a) (c)	1	12
Kingstone Companies, Inc.	2	31
Kinsale Capital Group, Inc.	3	1,023
Lakeland Financial Corporation	4	257
Lazard, Inc.	18	755
LCNB Corp.	3	42
LendingClub Corporation (a)	21	307
LendingTree, Inc. (a)	3	125
Lincoln National Corporation	29	1,013
Linkbancorp, Inc.	5	45
Live Oak Bancshares, Inc.	8	271
Loandepot, Inc. - Class A (a) (c)	15	21
Mainstreet Bancshares, Inc.	1	31
MarketAxess Holdings Inc.	6	977
Marqeta, Inc. - Class A (a)	75	305
Mechanics Bancorp - Class A	16	230
Mercantile Bank Corporation	3	164
Merchants Bancorp, Inc.	7	321
Mercury General Corporation	9	823
Meridian Bank	3	53
Metrocity Bankshares, Inc.	5	143
Metropolitan Bank Holding Corp.	2	167
MGIC Investment Corporation	39	1,029
Mid Penn Bancorp, Inc.	4	123
Midland States Bancorp, Inc.	5	107
Moelis & Company - Class A	11	654
Morningstar, Inc.	6	1,017
MVB Financial Corp.	3	73
National Bank Holdings Corporation - Class A	7	291
National Bankshares, Inc.	1	35
Navient Corporation	18	151
NB Bancorp, Inc.	6	124
NBT Bancorp Inc.	10	410
NCR Atleos Corporation (a)	13	568
Nelnet, Inc. - Class A	5	582
Nerdwallet, Inc. - Class A (a)	7	75
NI Holdings Inc. (a)	3	41
Nicolet Bankshares, Inc.	4	607
NMI Holdings, Inc. - Class A (a)	14	523
Northeast Bank	2	186
Northeast Community Bancorp, Inc.	3	62
Northfield Bancorp Inc.	8	109
Northrim Bancorp, Inc.	5	103
Northwest Bancshares, Inc.	27	337
Norwood Financial Corp.	2	48
Oak Valley Bancorp.	1	29
OceanFirst Financial Corp.	11	204
Octave Specialty Group, Inc. (a)	10	49
OFG Bancorp	8	333
Ohio Valley Banc Corp.	1	24
Old National Bancorp	54	1,195
Old Republic International Corporation	33	1,325
Old Second Bancorp, Inc.	10	192
Onity Group Inc. (a)	2	69
OP Bancorp	2	33
Open Lending Corporation - Class A (a)	19	24
Oportun Financial Corporation (a)	8	39
Oppenheimer Holdings Inc. - Class A	2	181
OppFi Inc. - Class A	5	37
Orange County Bancorp, Inc.	2	56
Origin Bancorp, Inc.	6	239
Orrstown Financial Services, Inc.	4	134
Oscar Health, Inc. - Class A (a)	39	449
P.C.B. Bancorp, Inc.	3	79
Palomar Holdings, Inc. (a)	5	556
Park National Corporation	3	510
Parke Bancorp, Inc.	3	83
Pathward Financial, Inc.	5	405
Paymentus Holdings, Inc. - Class A (a)	10	266
Payoneer Global Inc. (a)	63	303
Paysafe Limited (a) (c)	10	71
Paysign, Inc. (a)	8	48
Peapack-Gladstone Financial Corporation	3	121
PennyMac Financial Services, Inc.	9	751
Peoples Bancorp Inc.	7	231
Peoples Bancorp of North Carolina, Inc.	—	18
Peoples Financial Services Corp.	2	83
Perella Weinberg Partners - Class A	10	184
Pinnacle Financial Partners, Inc.	12	995
Piper Sandler Companies	12	907
PJT Partners Inc. - Class A	4	530
Plumas Bancorp	1	59
Pop Mart International Group Limited (a)	5	85
Popular, Inc.	11	1,513
PRA Group, Inc. (a)	7	123
Preferred Bank	2	222
Primerica, Inc.	4	1,053
Primis Financial Corp.	6	73

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Princeton Bancorp, Inc.	1	49
Priority Technology Holdings, Inc. (a) (c)	11	50
ProAssurance Corporation (a)	8	186
PROG Holdings, Inc.	8	226
Prosperity Bancshares, Inc.	13	898
Provident Financial Services, Inc.	24	502
QCR Holdings, Inc.	3	279
Radian Group Inc.	22	741
RBB Bancorp	5	96
Red River Bancshares, Inc.	1	135
Regional Management Corp.	2	70
Reinsurance Group of America, Incorporated	—	51
Remitly Global, Inc. (a)	34	527
RenaissanceRe Holdings Ltd.	1	325
Renasant Corporation	16	580
Repay Holdings Corporation - Class A (a)	17	45
Republic Bancorp, Inc. - Class A	3	235
Richmond Mutual Bancorporation, Inc.	3	40
Riverview Bancorp, Inc.	3	15
RLI Corp.	15	856
Root LLC - Class A (a)	2	99
S&T Bancorp, Inc.	7	295
Safety Insurance Group, Inc.	3	202
Seacoast Banking Corporation of Florida	18	532
Security National Financial Corporation - Class A (a)	4	35
SEI Investments Company	16	1,289
Selective Insurance Group, Inc.	10	749
SelectQuote, Inc. (a)	19	12
ServisFirst Bancshares, Inc.	9	666
Sezzle Inc. (a) (c)	6	367
Shore Bancshares, Inc.	7	122
Sierra BanCorp	3	102
Silvercrest Asset Management Group Inc. - Class A	2	31
Simmons First National Corporation - Class A	25	479
SiriusPoint Ltd. (a)	22	474
Skyward Specialty Insurance Group, Inc. (a)	8	340
SLM Corporation	35	740
Smartfinancial, Inc.	3	134
South Plains Financial, Inc.	2	100
Southern First Bancshares, Inc. (a)	2	100
Southern Missouri Bancorp, Inc.	2	134
Southside Bancshares, Inc.	6	177
Southstate Bank Corporation	17	1,533
SR Bancorp, Inc. (c)	1	11
Stellar Bancorp, Inc.	9	348
Stewart Information Services Corporation	6	339
Stifel Financial Corp.	21	1,583
Stock Yards Bancorp, Inc.	5	363
StoneX Group Inc. (a)	12	1,002
Texas Capital Bancshares, Inc. (a)	8	748
TFS Financial Corporation (c)	28	392
Third Coast Bancshares, Inc. (a)	2	90
Timberland Bancorp, Inc.	2	89
Tiptree Inc.	8	130
Tompkins Financial Corporation	3	219
TowneBank	16	525
TriCo Bancshares	6	275
Triumph Financial, Inc. (a)	4	251
Trupanion, Inc. (a)	8	197
Trustco Bank Corp N Y	4	163
Trustmark Corporation	11	455
TWFG, Inc. (a)	3	50
UMB Financial Corporation	12	1,406
United Bankshares, Inc.	24	977
United Community Banks, Inc.	20	624
United Fire Group, Inc.	5	193
Unity Bancorp, Inc.	2	100
Universal Insurance Holdings, Inc.	6	189
Univest Financial Corporation	6	191
Unum Group	14	992
Upstart Holdings, Inc. (a) (c)	13	328
USCB Financial Holdings, Inc. - Class A	2	42
Usio, Inc. (a)	5	5
Valley National Bancorp	92	1,125
Value Line, Inc. (c)	—	17
Velocity Financial Inc. (a)	5	93
Victory Capital Holdings, Inc. - Class A	9	615
Virginia National Bankshares Corporation	—	13
Virtu Financial, Inc. - Class A	15	673
Virtus Investment Partners, Inc.	1	155
Voya Financial, Inc.	14	981
WAFD, Inc.	14	448
Walker & Dunlop, Inc.	6	265
Washington Trust Bancorp, Inc.	4	118
Waterstone Financial, Inc.	4	80
Webster Financial Corporation	18	1,248
WesBanco, Inc.	17	581
West Bancorporation, Inc.	4	102
Westamerica Bancorporation	5	250
Western Alliance Bancorporation	14	978
Western New England Bancorp, Inc.	6	79
Western Union Company, The	55	482
Westwood Holdings Group, Inc.	2	34
Wex, Inc. (a)	5	823
White Mountains Insurance Group Ltd.	—	942
Wintrust Financial Corporation	11	1,514
WisdomTree, Inc. (c)	27	387
World Acceptance Corporation (a)	1	150
WSFS Financial Corporation	11	697
Zions Bancorporation, National Association	23	1,347
Zurich American Corporation	10	318
		147,302
Industrials 19.7%
3D Systems Corporation (a)	26	48
A. O. Smith Corporation	14	925
AAON, Inc.	12	971
AAR Corp. (a)	7	717
ABM Industries Incorporated	12	450
ACCO Brands Corporation	22	66
Acuity Brands, Inc.	5	1,358
ACV Auctions Inc. - Class A (a)	21	90
Advanced Drainage Systems, Inc.	11	1,475
Aebi Schmidt Holding AG	8	78
AECOM	2	202
AGCO Corporation	9	1,092
Air Lease Corporation - Class A	—	12
Alamo Group Inc.	2	366
Alaska Air Group, Inc. (a)	20	734
Albany International Corp. - Class A	5	275
Alight, Inc. - Class A	79	46
Allegiant Travel Company (a)	3	271
Allient Inc.	3	195
Allison Systems, Inc.	13	1,544
Alta Equipment Group Inc. - Class A	8	41
Amentum Holdings, Inc. (a)	11	281
Ameresco, Inc. - Class A (a)	6	165
American Airlines Group Inc. (a)	82	876
American Superconductor Corporation (a)	9	290
American Woodmark Corporation (a)	3	110
Apogee Enterprises, Inc.	4	142
Applied Industrial Technologies, Inc.	6	1,651
Arcbest Corporation	4	410
Arcosa, Inc.	8	881
Argan, Inc.	3	1,487
Armstrong World Industries, Inc.	7	1,179
Astec Industries, Inc.	4	216
Astronics Corporation (a)	6	403
Astronics Corporation - Class B (a)	—	9
Asure Software, Inc. (a)	6	54
Atkore Inc.	6	349
ATMUS Filtration Technologies Inc.	13	730
Avis Budget Group, Inc. (a) (c)	4	653
AZZ Inc.	5	628
Barrett Business Services, Inc.	5	135
BGSF, Inc.	2	10
Blue Bird Global Corporation (a)	6	341
BlueLinx Holdings Inc. (a)	1	77
Boise Cascade Company	7	509

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Booz Allen Hamilton Holding Corporation - Class A	16	1,255
Bowman Consulting Group Ltd. (a)	3	93
Brady Corporation - Class A	7	602
Bridger Aerospace Group Holdings, Inc. (a)	4	7
BrightView Holdings, Inc. (a)	18	213
Brink's Company, The	7	712
Broadwind Inc. (a)	2	4
Builders FirstSource, Inc. (a)	11	904
Byrna Technologies Inc. (a) (c)	4	34
CACI International Inc. - Class A (a)	2	938
Cadre Holdings, Inc.	8	232
Casella Waste Systems, Inc. - Class A (a)	10	809
CBIZ, Inc. (a)	4	103
CECO Environmental Corp. (a)	6	372
Centuri Holdings, Inc. (a)	17	511
Cimpress Public Limited Company (a)	4	325
Civeo Corporation (a)	3	75
Clarivate PLC (a)	124	315
Clean Harbors, Inc. (a)	—	27
CNH Industrial N.V.	57	625
Columbus McKinnon Corporation	5	79
Commercial Vehicle Group, Inc. (a)	1	2
Concentrix Corporation	10	287
Concrete Pumping Holdings, Inc. (a)	9	63
Conduent Incorporated (a)	35	45
Construction Partners, Inc. - Class A (a)	7	793
Copa Holdings, S.A. - Class A	5	572
Core & Main, Inc. - Class A (a)	23	1,143
Costamare Bulkers Holdings Limited (a)	4	61
Costamare Inc.	20	336
Covenant Logistics Group, Inc. - Class A	4	107
CRA International, Inc.	1	202
Crane Company	8	1,322
CSW Industrials, Inc.	3	715
Custom Truck One Source, Inc. (a)	34	220
Deluxe Corporation	9	246
Distribution Solutions Group, Inc. (a)	6	151
DLH Holdings Corp. (a) (c)	1	4
DNOW Inc. (a)	33	397
Donaldson Company, Inc.	16	1,321
Douglas Dynamics, Inc.	5	207
Ducommun Incorporated (a)	3	333
DXP Enterprises, Inc. (a)	3	477
Dycom Industries, Inc. (a)	5	1,605
Eastern Company The (c)	1	25
Energy Recovery, Inc. (a)	11	109
Enerpac Tool Group Corp. - Class A	10	363
EnerSys	7	1,152
Ennis, Inc.	5	117
Enpro Inc.	4	885
Enviri Corporation (a)	16	309
ESAB Corporation	9	881
ESCO Technologies Inc.	4	1,184
Espey Mfg. & Electronics Corp.	1	31
Everus Construction Group, Inc. (a)	8	972
EVI Industries, Inc.	3	61
ExlService Holdings, Inc. (a)	27	813
Exponent, Inc.	9	566
Federal Signal Corporation	10	1,067
First Advantage Corporation (a)	12	144
Flowserve Corporation	21	1,536
Fluor Corporation (a)	26	1,211
Format, Inc. (a)	4	246
Forrester Research, Inc. (a)	5	27
Fortune Brands Innovations, Inc.	19	741
Forward Air Corporation (a)	5	84
Franklin Covey Co. (a)	3	44
Franklin Electric Co., Inc.	8	731
FreightCar America, Inc. (a)	2	20
Frontier Group Holdings, Inc. (a) (c)	30	107
FTAI Infrastructure Inc.	15	76
FTI Consulting, Inc. (a)	6	1,004
FuelCell Energy, Inc. (a)	9	57
Gates Industrial Corporation PLC (a)	43	962
GATX Corporation	6	1,046
Genco Shipping & Trading Limited	8	190
Gencor Industries, Inc. (a)	2	29
Generac Holdings Inc. (a)	6	1,223
Genpact Limited	28	1,035
Gibraltar Industries, Inc. (a)	6	220
Global Industrial Company	6	203
Gorman- Rupp Company, The	5	331
Graham Corporation (a)	2	182
Granite Construction Incorporated	7	880
Great Lakes Dredge & Dock Corporation (a)	9	146
Greenbrier Companies, Inc., The	6	298
Griffon Corporation	8	600
GXO Logistics Inc. (a)	18	936
Hayward Holdings, Inc. (a)	37	493
Healthcare Services Group, Inc. (a)	13	234
Heartland Express, Inc.	15	158
Helios Technologies, Inc.	6	383
Herc Holdings Inc.	6	553
Hertz Global Holdings, Inc. (a) (c)	52	240
Hexcel Corporation	12	980
Hillman Solutions Corp. - Class A (a)	36	296
HireQuest, Inc. (c)	1	6
HNI Corporation	12	404
Hub Group, Inc. - Class A	11	390
Hudson Global, Inc. (a)	—	5
Hudson Technologies, Inc. (a)	10	60
Huntington Ingalls Industries, Inc.	—	171
Hurco Companies, Inc. (a)	2	23
Huron Consulting Group Inc. (a)	3	399
Hyliion Holdings Corp. - Class A (a) (c)	22	38
Hyster-Yale, Inc. - Class A	3	95
IBEX Limited (a)	3	83
ICF International, Inc.	3	214
IES Holdings, Inc. (a)	4	1,743
Innodata Inc. (a) (c)	6	224
Innovative Solutions and Support, Inc. (a)	4	82
Insperity, Inc.	6	175
Insteel Industries, Inc.	4	129
Interface, Inc. - Class A	12	287
Janus International Group, Inc. (a)	26	133
JELD-WEN Holding, Inc. (a)	15	19
JetBlue Airways Corporation (a)	65	287
Kadant Inc.	2	565
Karat Packaging Inc.	4	104
KBR, Inc.	20	731
Kelly Services, Inc. - Class A	7	60
Kennametal Inc.	14	488
Kforce Inc.	3	97
Kirby Corporation (a)	9	1,209
Knight-Swift Transportation Holdings Inc. - Class A	22	1,268
Korn Ferry	9	581
Kratos Defense & Security Solutions, Inc. (a)	10	684
L. B. Foster Company (a)	2	65
Landstar System, Inc.	5	820
LegalZoom.com, Inc. (a)	33	185
Leonardo DRS, Inc.	17	763
Limbach Holdings, Inc. (a)	2	190
Lincoln Electric Holdings, Inc.	—	84
Lindsay Corporation	2	241
Liquidity Services, Inc. (a)	6	178
Loar Holdings Inc. (a)	14	814
LSI Industries Inc.	6	116
Luxfer Holdings PLC	5	57
Lyft, Inc. - Class A (a)	61	810
Manitowoc Company, Inc., The (a)	8	92
ManpowerGroup Inc.	8	225
Marten Transport, Ltd.	15	191
Mastech Digital, Inc. (a)	3	15
Masterbrand, Inc. (a)	22	187
Matrix Service Company (a)	4	52
Matson Intermodal - Paragon, Inc.	5	901
Maximus, Inc.	9	605
Mayville Engineering Company, Inc. (a)	4	69
McGrath RentCorp	4	467
Mercury Systems, Inc. (a)	10	736

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Microvast Holdings, Inc. (a) (c)	53	80
Middleby Corporation, The (a)	7	970
Miller Industries, Inc.	2	111
Millerknoll, Inc.	12	181
Mine Safety Appliances Company, LLC	6	1,046
Mistras Group, Inc. (a)	7	107
Modine Manufacturing Company (a)	9	1,966
Monocle Acquisition Corporation (a)	11	67
Montrose Environmental Group, Inc. (a)	7	151
MOOG Inc. - Class A	5	1,385
MSC Industrial Direct Co., Inc. - Class A	8	773
Mueller Industries, Inc.	16	1,739
Mueller Water Products, Inc. - Class A	25	699
MYR Group Inc. (a)	3	748
National Presto Industries, Inc.	1	194
NET Power Inc. - Class A (a) (c)	6	10
Newpark Resources, Inc. (a)	17	250
NN, Inc. (a)	11	16
NWPX Infrastructure, Inc. (a)	2	156
Omega Flex, Inc.	2	58
Openlane, Inc. (a)	18	537
Orion Group Holdings, Inc. (a)	8	85
Oshkosh Corporation	11	1,549
Owens Corning	11	1,164
P.A.M. Transportation Services, Inc. (a)	4	37
Pangaea Logistics Solutions Ltd.	11	78
Park Aerospace Technologies Corp.	5	132
Park-Ohio Holdings Corp.	3	76
Parsons Corporation (a)	17	896
Paycom Software, Inc.	5	633
Paylocity Holding Corporation (a)	8	889
Perma-Fix Environmental Services, Inc. (a) (c)	3	35
Perma-Pipe International Holdings, Inc. (a)	1	35
Pitney Bowes Inc.	30	330
Planet Labs Inc. - Class A (a)	30	845
Plug Power Inc. (a)	241	545
Powell Industries, Inc.	2	1,138
Preformed Line Products Company	1	260
Primoris Services Corporation	9	1,297
Proto Labs, Inc. (a)	5	265
Quad/Graphics, Inc. - Class A	8	55
Quanex Building Products Corporation	6	108
Quest Resource Holding Corporation (a)	1	2
Radiant Logistics, Inc. (a)	8	57
RCM Technologies, Inc. (a)	2	41
Regal Rexnord Corporation	8	1,449
Resideo Technologies, Inc. (a)	25	832
Resources Connection, Inc.	7	25
Robert Half Inc.	12	308
Rush Enterprises, Inc. - Class A	10	663
Rush Enterprises, Inc. - Class B	3	199
RXO Inc (a)	24	344
Ryder System, Inc.	7	1,402
Saia, Inc. (a)	4	1,232
Schneider National, Inc. - Class B	15	393
Science Applications International Corporation	8	742
Sensata Technologies Holding PLC	23	803
SES AI Corporation - Class A (a)	46	44
Shoals Technologies Group, Inc. - Class A (a)	31	206
Simpson Manufacturing Co., Inc.	7	1,178
SiteOne Landscape Supply, Inc. (a)	7	926
Skillsoft (US) LLC - Class A (a) (c)	1	3
SkyWest, Inc. (a)	7	664
SPX Technologies, Inc. (a)	8	1,524
StandardAero, Inc. (a)	22	557
Standex International Corporation	2	562
Stanley Black & Decker, Inc.	10	732
Sterling Infrastructure, Inc. (a)	5	2,155
Sun Country Airlines Holdings, Inc. (a)	10	159
Sunrun Inc. (a)	42	574
Taskus, Inc. - Class A (c)	3	22
Taylor Devices, Inc. (a)	—	23
Tecnoglass Inc.	8	345
Tennant Company	3	231
Terex Corporation	20	1,158
Tetra Tech, Inc.	34	1,016
Thermon Group Holdings, Inc. (a)	6	325
TIC Solutions, Inc. (a) (c)	32	208
Timken Company, The	12	1,161
Titan International, Inc. (a)	12	83
Titan Machinery Inc. (a)	5	79
Toro Company, The	13	1,205
Transcat, Inc. (a)	2	120
Trex Company, Inc. (a)	16	597
Trinet Group, Inc.	8	306
Trinity Industries, Inc.	14	455
TrueBlue, Inc. (a)	6	25
TTEC Holdings, Inc. (a) (c)	8	20
Tutor Perini Corporation	10	775
Twin Disc, Incorporated	3	45
UFP Industries, Inc.	10	929
U-Haul Holding Company (a) (c)	3	138
U-Haul Holding Company - Series N	19	843
Ultralife Corporation (a)	3	17
Unifirst Corporation	3	652
Universal Logistics Holdings, Inc. (c)	5	103
Upwork Inc. (a)	24	259
V2X, Inc. (a)	6	399
Valmont Industries, Inc.	3	1,323
Verra Mobility Corporation - Class A (a)	27	391
Vestis Corporation (a)	22	169
Vicor Corporation (a)	5	875
Virco Mfg. Corporation (c)	4	23
VirTra, Inc. (a) (c)	1	6
VSE Corporation	4	793
Wabash National Corporation	9	75
Watts Water Technologies, Inc. - Class A	5	1,312
Werner Enterprises, Inc.	11	320
WESCO International, Inc.	4	1,173
Willdan Group, Inc. (a)	3	199
Willis Lease Finance Corporation	1	210
Willscot Holdings Corporation - Class A	28	490
Worthington Industries, Inc.	9	461
Zurn Elkay Water Solutions Corporation	22	981
		145,996
Consumer Discretionary 13.8%
1-800-Flowers.com, Inc. - Class A (a) (c)	5	16
1stdibs.com, Inc. (a)	7	36
Abercrombie & Fitch Co. - Class A (a)	7	650
Academy Sports & Outdoors, Inc.	13	712
Accel Entertainment, Inc. - Class A (a)	14	156
Acushnet Holdings Corp.	11	1,049
Adient Public Limited Company (a)	15	299
ADT, Inc.	115	758
Advance Auto Parts, Inc. (c)	10	532
Allbirds, Inc. - Class A (a) (c)	—	1
American Eagle Outfitters, Inc.	31	510
American Outdoor Brands, Inc. (a)	3	31
American Public Education, Inc. (a)	4	217
America's Car Mart, Inc. (a)	2	21
Ammo, Inc. (a)	16	32
Aramark	36	1,467
Arhaus, Inc. - Class A	9	60
Ark Restaurants Corp. (a)	1	4
ARKO Corp. - Class A	23	128
Asbury Automotive Group, Inc. (a)	3	665
Autoliv, Inc.	9	986
AutoNation, Inc. (a)	6	1,212
Bassett Furniture Industries, Incorporated	2	32
Bath & Body Works, Inc.	31	575
Beazer Homes USA, Inc. (a)	5	102
Bed Bath & Beyond, Inc. (a)	13	62
Biglari Holdings Inc. - Class A (a)	—	16
Biglari Holdings Inc. - Class B (a)	—	145
Birkenstock Holding PLC (a) (c)	19	675
BJ's Restaurants, Inc. (a)	4	147
Bloomin' Brands, Inc.	15	80
Boot Barn Holdings, Inc. (a)	5	740
BorgWarner Inc.	31	1,689

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Bowlero Corp. - Class A (c)	5	43
Boyd Gaming Corporation	1	109
Bright Horizons Family Solutions, Inc. (a)	9	768
Brightstar Lottery PLC	28	353
Brinker International, Inc. (a)	9	1,232
Brunswick Corporation	11	792
Build-A-Bear Workshop, Inc. (c)	3	115
Caesars Entertainment, Inc. (a)	26	700
Caleres, Inc.	7	74
Callaway Golf Company (a)	32	446
Camping World Holdings, Inc. - Class A	10	71
Capri Holdings Limited (a)	21	378
CarMax, Inc. (a)	18	767
Carriage Services, Inc.	3	139
Carter's, Inc.	6	231
Cato Corporation, The - Class A (a)	5	13
CAVA Group, Inc. (a)	12	1,002
Cavco Industries, Inc. (a)	1	714
Century Communities, Inc.	5	303
Cheesecake Factory Incorporated, The	9	478
Chegg, Inc. (a)	22	16
Chewy, Inc. - Class A (a)	28	745
Choice Hotels International, Inc.	7	696
Churchill Downs Incorporated	8	723
Citi Trends, Inc. (a)	2	84
CLARUS Corporation	9	25
Columbia Sportswear Company	9	505
Cooper-Standard Holdings Inc. (a)	4	103
Coursera, Inc. (a)	32	183
Covista Inc. (a)	7	793
Cracker Barrel Old Country Store, Inc.	4	103
Cricut, Inc. - Class A (c)	9	34
Crocs, Inc. (a)	8	705
Culp, Inc. (a)	2	5
Dana Incorporated	24	809
Dauch Corporation (a)	42	251
Dave & Buster's Entertainment, Inc. (a)	7	74
Deckers Outdoor Corporation (a)	2	227
Designer Brands Inc. - Class A (c)	10	56
Destination XL Group, Inc. (a)	16	8
Dillard's, Inc. - Class A (c)	2	1,001
Dine Brands Global, Inc.	3	79
DK Crown Holdings Inc. - Class A (a)	6	131
Dorman Products, Inc. (a)	5	552
Dream Finders Homes, Inc. - Class A (a)	6	88
Driven Brands Holdings Inc. (a) (c)	28	352
Duluth Holdings Inc. - Class B (a)	6	20
Duolingo, Inc. - Class A (a)	3	281
Dutch Bros Inc. - Class A (a)	15	768
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc. (a)	7	96
Envela Corporation (a)	3	45
Escalade, Incorporated	3	53
Ethan Allen Interiors Inc.	5	115
ETSY, Inc. (a)	15	751
European Wax Center, Inc. - Class A (a)	6	34
FIGS, Inc. - Class A (a)	29	428
First Watch Restaurant Group, Inc. (a)	11	110
Five Below, Inc. (a)	7	1,627
Flexsteel Industries, Inc.	1	52
Floor & Decor Holdings, Inc. - Class A (a)	17	857
Fossil Group, Inc. (a)	1	3
Fox Factory Holding Corp. (a)	8	136
Frontdoor, Inc. (a)	11	581
Full House Resorts, Inc. (a)	8	18
GameStop Corp. - Class A (a)	46	1,067
Gap, Inc., The	62	1,494
Garrett Motion Inc.	36	647
Genesco Inc. (a)	3	73
Gentex Corporation	33	723
Gentherm Incorporated (a)	6	159
Gigacloud Technology Inc. - Class A (a)	5	210
G-III Apparel Group, Ltd.	8	221
Global Business Travel Group, Inc. - Class A (a) (c)	48	269
Gold.Com, Inc.	5	192
Golden Entertainment, Inc.	3	68
Gopro Inc. - Class A (a) (c)	13	10
Graham Holdings Co., Ltd. - Class B	1	673
Grand Canyon Education, Inc. (a)	5	836
Green Brick Partners, Inc. (a)	7	476
Group 1 Automotive, Inc.	2	816
Groupon, Inc. (a) (c)	7	83
GrowGeneration Corp. (a) (c)	4	4
H & R Block, Inc.	22	695
Hamilton Beach Brands Holding Company - Class A	1	15
Harley-Davidson, Inc.	21	419
Hasbro, Inc.	16	1,503
Haverty Furniture Companies, Inc.	3	74
Helen of Troy Limited (a)	4	60
Hilton Grand Vacations Inc. (a)	15	605
Holley Inc. (a)	17	53
Hooker Furnishings Corporation (c)	3	39
Hovnanian Enterprises, Inc. - Class A (a)	1	110
Inspired Entertainment, Inc. (a)	4	28
Installed Building Products, Inc.	5	1,223
J.jill, Inc. (c)	2	28
JAKKS Pacific, Inc.	2	44
Johnson Outdoors Inc. - Class A	2	102
KB Home	12	623
Kohl's Corporation	20	256
Kontoor Brands, Inc.	10	671
Krispy Kreme, Inc. (c)	29	98
Kura Sushi USA, Inc. - Class A (a)	2	148
Lakeland Industries, Inc. (c)	2	13
Lands' End, Inc. (a)	7	74
Latham Group, Inc. (a)	19	104
Laureate Education, Inc. - Class A (a)	26	893
La-Z-Boy Incorporated	8	259
LCI Industries	4	538
Lear Corporation	8	987
Legacy Education Inc. (a)	1	11
Legacy Housing Corporation (a)	4	91
Leggett & Platt, Incorporated	22	217
Levi Strauss & Co. - Class A	15	278
LGI Homes, Inc. (a)	4	161
Life Time Group Holdings, Inc. (a)	35	955
Lifetime Brands, Inc.	5	30
Lincoln Educational Services Corporation (a)	7	267
Lindblad Expeditions, LLC (a)	11	194
Lithia Motors, Inc. - Class A	4	938
LKQ Corporation	29	848
Lovesac Company, The (a) (c)	4	54
Lucid Group, Inc. (a) (c)	7	71
M/I Homes, Inc. (a)	2	254
Macy's, Inc.	45	809
Malibu Boats, Inc. - Class A (a)	4	91
Marine Products Corporation	6	41
MarineMax, Inc. (a)	4	116
Marriott Vacations Worldwide Corporation	6	404
MasterCraft Boat Holdings, Inc. (a)	4	75
Mattel, Inc. (a)	48	703
Matthews International Corporation - Class A	6	150
Meritage Homes Corporation	5	289
MGM Resorts International (a)	3	97
Mister Car Wash, Inc. (a)	44	306
Mobileye Global Inc. - Class A (a)	32	222
Mohawk Industries, Inc. (a)	10	974
Monarch Casino & Resort, Inc.	2	198
Monro, Inc.	6	90
Motorcar Parts of America, Inc. (a)	5	53
Movado Group, Inc.	4	93
Murphy USA Inc.	3	1,316
Nathan's Famous, Inc.	—	22
National Vision Holdings, Inc. (a)	14	363
Newell Brands Inc.	69	237
Nishka, Inc. - Class A (a)	8	24
Norwegian Cruise Line Holdings Ltd. (a)	61	1,133
Ollie's Bargain Outlet Holdings, Inc. (a)	10	949
OneSpaWorld Holdings Limited	18	424

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Onewater Marine Inc. - Class A (a)	2	21
Oxford Industries, Inc.	3	106
Papa John's International, Inc.	6	207
Patrick Industries, Inc.	6	661
PENN Entertainment, Inc. (a)	24	362
Penske Automotive Group, Inc.	5	783
Perdoceo Education Corporation	11	423
Petco Health And Wellness Company, Inc. - Class A (a)	43	121
PetMed Express, Inc. (a)	5	11
Phinia Inc.	7	450
Planet Fitness, Inc. - Class A (a)	12	926
Polaris Inc.	10	533
Pool Corporation	5	961
Portillo's Inc. - Class A (a) (c)	10	54
Pursuit Attractions And Hospitality, Inc. (a)	5	174
PVH Corp.	8	583
Quantumscape Battery, Inc. - Class A (a) (c)	89	568
RCI Hospitality Holdings, Inc.	2	42
Red Rock Resorts, Inc. - Class A	8	442
Revolve Group Inc. - Class A (a)	8	180
RH (a)	3	459
Rocky Brands, Inc.	1	52
Rush Street Interactive, Inc. - Class A (a)	12	265
Sabre Corporation (a)	63	92
Sally Beauty Holdings, Inc. (a)	18	252
Savers Value Village, Inc. (a)	20	146
Service Corporation International	19	1,584
Shake Shack, Inc. - Class A (a)	7	591
Shoe Carnival, Inc.	5	81
Signet Jewelers Limited	7	598
Skyline Champion Corporation (a)	9	705
Sleep Number Corporation (a) (c)	1	2
Smith & Wesson Brands, Inc.	9	128
Smith Douglas Homes Corp. - Class A (a) (c)	1	15
Solid Power Operating, Inc. - Class A (a)	35	104
Solo Brands, Inc. - Class A (a) (c)	—	—
Sonic Automotive, Inc. - Class A	4	269
Sonos, Inc. (a)	21	286
Sportsman's Warehouse Holdings, Inc. (a)	11	15
Standard Motor Products, Inc.	4	132
Steven Madden, Ltd.	13	447
Stitch Fix, Inc. - Class A (a)	24	79
Stoneridge, Inc. (a)	6	31
Strategic Education, Inc.	4	351
Strattec Security Corporation (a)	1	67
Stride, Inc. (a)	8	693
Sturm, Ruger & Company, Inc.	3	107
Superior Group of Companies, Inc.	3	35
Sweetgreen, Inc. - Class A (a) (c)	17	89
Sypris Solutions, Inc. (a)	3	7
Target Hospitality Corp. (a)	15	135
Taylor Morrison Home II Corporation - Class A (a)	17	968
Texas Roadhouse, Inc. - Class A	9	1,513
The Buckle, Inc.	9	454
The Goodyear Tire & Rubber Company (a)	51	339
Thor Industries, Inc.	8	679
Tilly's, Inc. - Class A (a) (c)	4	17
Toll Brothers, Inc.	3	430
TopBuild Corp. (a)	4	1,352
Travel + Leisure Co.	11	778
TRI Pointe Homes Holdings, Inc. (a)	6	268
Udemy, Inc. (a)	21	97
Under Armour, Inc. - Class A (a) (c)	32	191
Under Armour, Inc. - Class C (a)	35	204
Unifi, Inc. (a)	4	16
United Parks And Resorts Inc. (a)	10	319
Universal Electronics Inc. (a)	3	14
Universal Technical Institute, Inc. (a)	10	374
Upbound Group, Inc.	10	179
Urban Outfitters, Inc. (a)	15	967
V.F. Corporation	49	828
Vail Resorts, Inc. (c)	6	717
Valvoline, Inc. (a)	22	757
Vera Bradley, Inc. (a)	8	24
Victoria's Secret & Co. (a)	13	603
Vince Holding Corp. (a)	1	2
Visteon Corporation	5	438
Warby Parker Inc. - Class A (a)	18	374
Wayfair Inc. - Class A (a)	14	1,082
Wendy's Company, The	34	239
Weyco Group, Inc.	3	82
Whirlpool Corporation (c)	7	376
Wingstop Inc.	4	661
Winmark Corporation	1	285
Winnebago Industries, Inc.	5	169
Wolverine World Wide, Inc.	14	233
Wyndham Hotels & Resorts, Inc.	12	985
Wynn Resorts, Limited	13	1,286
XPEL, Inc. (a)	5	207
YETI Holdings, Inc. (a)	14	498
Zumiez Inc. (a)	4	89
		102,607
Health Care 12.5%
10X Genomics, Inc. - Class A (a)	20	425
4D Molecular Therapeutics, Inc. (a)	8	73
Aadi Bioscience, Inc. (a)	6	20
Abeona Therapeutics Inc. (a) (c)	5	21
AbSci, LLC (a)	18	55
AC Immune S.A. (a) (c)	8	22
Acadia Healthcare Company, Inc. (a)	15	359
Acadia Pharmaceuticals Inc. (a)	26	575
Accendra Health, Inc. (a)	2	6
Accuray Incorporated (a)	25	10
Aclaris Therapeutics, Inc. (a)	16	60
Acme United Corporation	1	31
Actinium Pharmaceuticals, Inc. (a)	5	5
Acumen Pharmaceuticals, Inc. (a) (c)	11	25
AdaptHealth LLC - Class A (a)	22	262
Addus HomeCare Corporation (a)	3	287
ADMA Biologics, Inc. (a)	45	406
Agilon Health, Inc. (a)	—	3
Agios Pharmaceuticals, Inc. (a)	11	371
Akebia Therapeutics, Inc. (a)	29	40
Aldeyra Therapeutics, Inc. (a)	17	29
Alector, Inc. (a)	17	37
Align Technology, Inc. (a)	6	1,016
Alkermes Public Limited Company (a)	27	969
Allogene Therapeutics, Inc. (a)	40	99
Altimmune, Inc. (a) (c)	18	55
Alto Neuroscience, Inc. (a)	1	16
Alumis Inc. (a)	4	77
American Well Corporation - Class A (a)	2	9
AMN Healthcare Services, Inc. (a)	7	132
Amneal Pharmaceuticals, Inc. - Class A (a)	53	660
Amphastar Pharmaceuticals, Inc. (a)	8	157
Amylyx Pharmaceuticals, Inc. (a)	11	154
An2 Therapeutics, Inc. (a)	—	1
AngioDynamics, Inc. (a)	8	94
ANI Pharmaceuticals, Inc. (a)	4	328
Anika Therapeutics, Inc. (a)	4	54
Annexon, Inc. (a)	16	87
Apellis Pharmaceuticals, Inc. (a)	21	863
Arcturus Therapeutics Holdings Inc. (a) (c)	6	48
Arcus Biosciences, Inc. (a)	15	331
ArriVent Biopharma, Inc. (a)	4	97
Arrowhead Pharmaceuticals Inc (a)	13	800
ARS Pharmaceuticals, Inc. (a) (c)	3	21
Artivion, Inc. (a)	8	296
Arvinas Operations, Inc. (a)	12	124
Assertio Holdings, Inc. (a)	—	7
Astrana Health, Inc. (a)	9	228
Atea Pharmaceuticals, Inc. (a)	12	64
AtriCure, Inc. (a)	8	242
Atyr Pharma, Inc. (a) (c)	4	3
Aura Biosciences, Inc. (a)	8	54
Avalo Therapeutics, Inc. (a) (c)	1	11
Avanos Medical, Inc. (a)	9	124
Avantor, Inc. (a)	73	569

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Aveanna Healthcare Holdings Inc. (a)	28	181
AxoGen, Inc. (a)	9	300
Azenta, Inc. (a)	8	174
Baxter International Inc.	55	921
Beam Therapeutics Inc. (a)	18	425
BFLY Operations, Inc. - Class A (a)	28	111
Bicara Therapeutics Inc. (a)	4	75
Bioage Labs, Inc. (a)	5	86
BioCryst Pharmaceuticals, Inc. (a)	42	397
BioLife Solutions, Inc. (a)	8	160
BioMarin Pharmaceutical Inc. (a)	26	1,496
Biomea Fusion, Inc. (a) (c)	3	5
Bio-Rad Laboratories, Inc. - Class A (a)	3	776
Biote Corp. - Class A (a)	6	8
Bio-Techne Corporation	20	1,046
Bioventus Inc. - Class A (a) (c)	10	91
Black Diamond Therapeutics, Inc. (a)	11	24
Blade Urban Air Mobility, Inc. - Class A (a)	17	73
Brightspring Health Services, Inc. (a)	25	1,061
Brookdale Senior Living Inc. (a)	43	583
Bruker Corporation	23	848
C4 Therapeutics, Inc. (a)	13	35
Cabaletta Bio, Inc. (a)	18	49
Caredx, Inc. (a)	10	178
Caribou Biosciences, Inc. (a)	18	34
Castle Biosciences, Inc. (a)	6	144
Catalyst Pharmaceuticals, Inc. (a)	21	514
Celldex Therapeutics, Inc. (a)	11	359
Century Therapeutics, Inc. (a)	6	13
Certara, Inc. (a)	30	174
CG Oncology, Inc. (a)	6	397
Champions Oncology, Inc. (a)	1	5
Charles River Laboratories International, Inc. (a)	7	1,164
Chemed Corporation	2	825
Chinook Therapeutics, Inc. (a) (d)	3	1
Claritev Corporation - Class A (a) (c)	1	14
Climb Bio, Inc. (a)	5	34
Clover Health Investments, Corp. - Class A (a)	39	69
Codexis, Inc. (a)	10	16
Collegium Pharmaceutical, Inc. (a)	6	210
Community Health Systems, Inc. (a)	30	87
Compass Therapeutics, Inc. (a) (c)	8	43
Concentra Group Holdings Parent, Inc.	22	480
CONMED Corporation	6	204
Contineum Therapeutics, Inc. - Class A (a)	1	19
Corbus Pharmaceuticals Holdings, Inc. (a)	1	14
Corcept Therapeutics Incorporated (a)	17	691
CorVel Corporation (a)	9	504
Crinetics Pharmaceuticals, Inc. (a)	16	573
CRISPR Therapeutics AG (a) (c)	15	730
Cross Country Healthcare, Inc. (a)	8	74
Cryoport, Inc. (a)	9	75
Cullinan Oncology, LLC (a)	11	154
Cumberland Pharmaceuticals, Inc. (a)	3	9
CVRx, Inc. (a)	1	12
Cytek Biosciences, Inc. (a)	22	97
Cytomx Therapeutics, Inc. (a)	37	175
Davita Inc. (a)	9	1,393
Day One Biopharmaceuticals, Inc. (a)	1	31
Definitive Healthcare Corp. - Class A (a)	15	18
Denali Therapeutics Inc. (a)	26	503
Dentsply Sirona Inc.	34	397
Design Therapeutics, Inc. (a)	9	101
Dianthus Therapeutics, Inc. (a)	5	400
Disc Medicine, Inc. (a)	6	356
Doximity, Inc. - Class A (a)	13	304
Dyne Therapeutics Inc. (a)	19	347
Edgewise Therapeutics, Inc. (a)	13	399
Elanco Animal Health Incorporated (a)	65	1,559
Electromed, Inc. (a)	2	36
Embecta Corp.	10	93
Emergent BioSolutions Inc. (a)	10	82
Enanta Pharmaceuticals, Inc. (a)	5	62
Encompass Health Corporation	14	1,307
enGene Holdings Inc. (a)	10	68
Enhabit Inc. (a)	10	137
Enliven Therapeutics, Inc. (a) (c)	9	334
Enovis Corporation (a)	10	224
Ensign Group, Inc., The	9	1,789
Entrada Therapeutics, Inc. (a)	6	70
Envista Holdings Corporation (a)	26	662
Erasca, Inc. (a)	24	395
Evolent Health, Inc. - Class A (a)	20	46
Exagen Inc. (a)	1	2
Exelixis, Inc. (a)	36	1,537
Eyepoint, Inc. (a)	5	67
Fate Therapeutics, Inc. (a)	14	17
Fonar Corporation (a)	1	11
Fortrea Holdings Inc. (a)	11	104
Fulcrum Therapeutics, Inc. (a)	12	95
Fulgent Genetics, Inc. (a)	6	96
GeneDx Holdings Corp. - Class A (a)	5	315
Glaukos Corporation (a)	5	550
Globus Medical, Inc. - Class A (a)	15	1,313
GoodRx Holdings, Inc. - Class A (a) (c)	18	35
Grail, Inc. (a)	5	242
Guardian Pharmacy Services, Inc. - Class A (a)	6	215
Haemonetics Corporation (a)	8	455
Halozyme Therapeutics, Inc. (a)	20	1,302
Harmony Biosciences Holdings, Inc. (a)	10	267
Harrow, Inc. (a) (c)	6	227
Health Catalyst, Inc. (a) (c)	13	17
HealthEquity, Inc. (a)	14	1,162
Healthstream, Inc.	6	116
Henry Schein, Inc. (a)	19	1,405
Icon Public Limited Company (a)	5	542
ICU Medical, Inc. (a)	4	512
IDEAYA Biosciences, Inc. (a)	15	494
Indivior Pharmaceuticals, Inc. (a)	18	563
InfuSystem Holdings, Inc. (a)	5	48
InnovAge Holding Corp (a)	10	84
Innoviva, Inc. (a)	13	308
Inogen, Inc. (a)	6	35
Inspire Medical Systems, Inc. (a)	4	204
Integer Holdings Corporation (a)	6	514
Integra LifeSciences Holdings Corporation (a)	13	120
Intellia Therapeutics, Inc. (a) (c)	20	261
Iovance Biotherapeutics, Inc. (a)	56	196
Iradimed Corporation	2	235
Ironwood Pharmaceuticals, Inc. - Class A (a)	28	99
Janux Therapeutics, Inc. (a)	2	32
Jasper Therapeutics, Inc. (a)	3	2
Jazz Pharmaceuticals Public Limited Company (a)	9	1,630
Joint Corp, The (a) (c)	—	4
Kalaris Therapeutics, Inc. (a)	—	—
Keros Therapeutics, Inc. (a)	2	21
Kewaunee Scientific Corporation (a) (c)	—	15
Kiniksa Pharmaceuticals International, PLC - Class A (a)	8	363
Kodiak Sciences Inc. (a)	9	329
Krystal Biotech, Inc. (a)	5	1,217
Kura Oncology, Inc. (a)	17	140
Kymera Therapeutics, Inc. (a)	5	403
Lantheus Holdings, Inc. (a)	11	804
Larimar Therapeutics, Inc. (a) (c)	17	78
LeMaitre Vascular, Inc.	4	431
Lensar, Inc. (a)	1	6
LENZ Therapeutics, Inc. (a) (c)	2	20
Lexeo Therapeutics Inc. (a)	12	68
Lifestance Health Group, Inc. (a)	66	422
Ligand Pharmaceuticals Incorporated (a)	3	645
LivaNova PLC (a)	10	618
Lyell Immunopharma Inc. (a)	2	44
MacroGenics, Inc. (a)	15	44
MannKind Corporation (a)	58	141
Maravai LifeSciences Holdings, Inc. - Class A (a)	25	71
Masimo Corporation (a)	1	159
MaxCyte, Inc. (a)	19	13
MBX Biosciences, Inc. (a)	1	29
MediciNova, Inc. (a)	3	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Medpace Holdings, Inc. (a)	—	24
Merit Medical Systems, Inc. (a)	10	675
Merrimack Pharmaceuticals, Inc. (a) (d)	4	—
Mesa Laboratories, Inc.	1	99
MiMedx Group, Inc. (a)	25	98
Molina Healthcare, Inc. (a)	6	853
Monte Rosa Therapeutics, Inc. (a) (c)	13	217
MoonLake Immunotherapeutics AG - Class A (a)	2	43
Myriad Genetics, Inc. (a)	17	75
National HealthCare Corporation	3	464
National Research Corporation (c)	5	86
Nautilus Subsidiary, Inc. (a) (c)	6	22
Neogen Corporation (a)	35	327
Neogenomics, Inc. (a)	23	171
Neumora Therapeutics, Inc. (a)	8	16
Neurocrine Biosciences, Inc. (a)	—	58
Nkarta, Inc. (a)	7	16
Novocure Limited (a)	15	163
Nurix Therapeutics, Inc. (a)	14	218
Nutex Health Inc. (a) (c)	—	21
Ocular Therapeutix, Inc. (a)	29	246
Olema Pharmaceuticals Inc. (a)	14	213
Omeros Corporation (a)	12	129
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	23	36
Omnicell, Inc. (a)	8	271
OPKO Health, Inc. (a)	22	25
OptimizeRX Corporation (a)	4	25
Option Care Health, Inc. (a)	27	732
Oramed Pharmaceuticals Inc. (a)	2	7
Orasure Technologies, Inc. (a)	14	43
Organogenesis Holdings Inc. - Class A (a)	22	53
Organon & Co.	35	212
Oric Pharmaceuticals, Inc. (a)	18	229
Orthofix Medical Inc. (a)	7	81
Orthopediatrics Corp. (a)	5	82
Oruka Therapeutics, Inc. (a)	3	169
Pacific Biosciences of California, Inc. (a)	12	16
Pacira Pharmaceuticals, Inc. (a)	8	184
PACS Group, Inc. (a)	21	667
PDL BioPharma, Inc. (a) (d)	14	4
Pediatrix Medical Group, Inc. (a)	17	354
Pennant Group, Inc., The (a)	7	204
Penumbra, Inc. (a)	4	1,213
PepGen Inc. (a)	6	10
Perrigo Company Public Limited Company	24	258
Personalis, Inc. (a) (c)	11	71
Perspective Therapeutics, Inc. (a) (c)	13	53
Phibro Animal Health Corporation - Class A	4	235
Phreesia, Inc. (a)	10	80
Pliant Therapeutics, Inc. (a)	10	12
Prelude Therapeutics Incorporated (a)	3	12
Prestige Consumer Healthcare Inc. (a)	9	510
Prime Medicine, Inc. (a)	17	59
Privia Health Group Inc. (a)	21	434
Progyny, Inc. (a)	16	268
Protagonist Therapeutics, Inc. (a)	9	947
Protalix Biotherapeutics, Inc. (a)	7	15
Protara Therapeutics, Inc. (a)	8	44
Prothena Corporation Public Limited Company (a)	9	83
PTC Therapeutics, Inc. (a)	13	863
Pulmonx Corporation (a)	9	11
Puma Biotechnology, Inc. (a)	10	66
Pyxis Oncology, Inc. (a)	4	6
Quanterix Corporation (a)	9	31
QuidelOrtho Corporation (a)	11	177
RadNet, Inc. (a)	14	762
Rafael Holdings, Inc. - Class B (a)	4	5
Rapport Therapeutics, Inc. (a)	6	188
Regenxbio Inc. (a)	10	86
Relay Therapeutics, Inc. (a)	32	315
Repligen Corporation (a)	9	1,006
Replimune Group, Inc. (a)	15	116
Revvity, Inc.	15	1,321
Rezolute, Inc. (a)	15	45
Rigel Pharmaceuticals, Inc. (a)	3	79
Rocket Pharmaceuticals, Inc. (a)	12	42
RxSight, Inc. (a)	7	43
Sagimet Biosciences Inc. - Series A (a)	4	20
Sana Biotechnology, Inc. (a)	8	24
Sarepta Therapeutics, Inc. (a)	6	131
Schrodinger, Inc. (a)	11	126
Seer, Inc. - Class A (a)	6	11
Select Medical Holdings Corporation	22	362
Sensus Healthcare, Inc. (a) (c)	2	10
Sera Prognostics, Inc. - Class A (a) (c)	3	7
Shattuck Labs, Inc. (a)	6	36
SI-BONE, Inc. (a)	8	98
SIGA Technologies, Inc.	14	74
Sight Sciences, Inc. (a)	8	30
Simulations Plus, Inc. (a)	4	44
Solid Biosciences Inc. (a)	14	99
Solventum Corporation (a)	14	912
Sonida Senior Living, Inc. (a)	6	178
Sotera Health LLC (a)	45	643
STAAR Surgical Company (a)	8	156
Stoke Therapeutics, Inc. (a)	10	335
Supernus Pharmaceuticals, Inc. (a)	10	521
Surgery Partners, Inc. (a) (c)	22	258
Tactile Systems Technology, Inc. (a)	5	129
Talkspace, Inc. (a)	25	129
Tango Therapeutics, Inc. (a) (c)	7	141
Taysha Gene Therapies, Inc. (a) (c)	12	52
Teladoc Health, Inc. (a)	32	175
Teleflex Incorporated	7	814
Tenax Therapeutics, Inc. (a)	2	26
Terns Pharmaceuticals, Inc. (a)	12	639
TG Therapeutics, Inc. (a)	24	811
Theravance Biopharma, Inc. (a)	9	149
TransMedics Group, Inc. (a)	5	523
Treace Medical Concepts, Inc. (a)	5	6
TruBridge, Inc. (a)	4	52
TScan Therapeutics, Inc. (a)	3	3
Twist Bioscience Corporation (a)	9	426
Tyra Biosciences, Inc. (a)	3	98
U.S. Physical Therapy, Inc.	3	201
UFP Technologies, Inc. (a)	1	285
Unicycive Therapeutics, Inc. (a) (c)	2	10
Universal Health Services, Inc. - Class B	7	1,318
Upstream Bio, Inc. (a)	1	12
Utah Medical Products, Inc.	1	60
Vanda Pharmaceuticals Inc. (a)	14	96
Varex Imaging Corporation (a)	9	96
Vaxcyte, Inc. (a)	17	988
Veracyte, Inc. (a)	14	451
Vericel Corporation (a)	9	290
Viatris Inc.	61	824
Viking Therapeutics, Inc. (a)	11	344
VIR Biotechnology, Inc. (a)	27	244
Viridian Therapeutics, Inc. (a)	1	21
Voyager Therapeutics, Inc. (a)	8	29
Waystar Holding Corp. (a)	28	673
Xbiotech Inc (a) (c)	6	14
Xencor, Inc. (a)	13	157
Xoma Royalty Corporation (a)	1	45
Zentalis Pharmaceuticals, Inc. (a)	10	24
Zevra Therapeutics, Inc. (a)	9	81
Zura Bio Limited - Class A (a)	13	76
Zymeworks Inc. (a)	11	273
		92,514
Information Technology 11.4%
8X8, Inc. (a)	16	27
908 Devices Inc. (a)	5	34
A10 Networks, Inc.	13	305
Access Newswire Inc. (a)	1	8
ACI Worldwide, Inc. (a)	19	760
ACM Research, Inc. - Class A (a)	10	391
Adeia Inc.	20	481

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Adtran Holdings, Inc. (a)	13	167
Advanced Energy Industries, Inc.	6	2,030
Aehr Test Systems (a) (c)	6	212
Agilysys, Inc. (a)	5	341
Airgain, Inc. (a)	2	12
Akamai Technologies, Inc. (a)	1	120
Alarm.Com Holdings, Inc. (a)	9	371
Alkami Technology, Inc. (a) (c)	2	25
Allegro Microsystems Inc. (a)	28	876
Alpha and Omega Semiconductor Limited (a)	6	127
Ambarella Inc. (a)	7	362
Amdocs Limited	13	875
Amkor Technology, Inc.	40	1,817
Amplitude Inc. - Class A (a)	10	71
Amtech Systems, Inc. (a)	3	36
AppFolio, Inc. - Class A (a)	3	547
Arlo Technologies, Inc. (a)	6	81
Arrow Electronics, Inc. (a)	9	1,243
ASGN Incorporated (a)	8	301
AstroNova, Inc. (a)	—	5
Aurora Innovations Inc. - Class A (a)	200	826
AvePoint, Inc. - Class A (a)	36	341
Aviat Networks, Inc. (a)	3	65
Avnet, Inc.	14	864
Aware Inc. (a)	5	6
Axcelis Technologies, Inc. (a)	5	505
Backblaze Inc. - Class A (a)	7	24
Badger Meter, Inc.	5	741
Bel Fuse Inc. - Class B	2	484
Belden Inc.	7	775
Benchmark Electronics, Inc.	7	388
Bentley Systems, Incorporated - Class B	6	214
Bill Holdings, Inc. (a)	16	603
Bk Technologies, Inc. (a)	1	46
Blackbaud, Inc. (a)	9	342
Blackline, Inc. (a)	10	369
Box, Inc. - Class A (a)	25	596
Braze, Inc. - Class A (a)	12	293
C3.ai, Inc. - Class A (a)	17	144
Calix, Inc. (a)	11	515
CCC Intelligent Solutions Holdings Inc. (a)	101	607
Cerence Inc. (a)	9	56
CEVA Inc. (a)	6	103
Cipher Mining Inc. (a) (c)	28	364
Cirrus Logic, Inc. (a)	9	1,333
Cleanspark Inc. (a) (c)	45	379
Clear Secure, Inc. - Class A	15	727
Clearfield, Inc. (a)	2	51
Climb Global Solutions, Inc.	4	85
Coda Octopus Group, Inc. (a) (c)	1	12
Cognex Corporation	22	1,061
Cohu, Inc. (a)	9	267
CommVault Systems, Inc. (a)	7	555
Comtech Telecommunications Corp. (a)	8	26
Consensus Cloud Solutions, Inc. (a)	4	97
Corsair Gaming, Inc. (a)	18	99
CPI Card Group Inc. (a)	2	32
Crane Nxt, Co.	10	391
Crexendo, Inc. (a)	2	13
CS Disco, Inc. (a)	13	50
CSP, Inc. (c)	1	6
CTS Corporation	5	256
Daily Journal Corporation (a) (c)	—	123
Daktronics, Inc. (a)	10	192
Diebold Nixdorf, Incorporated (a)	6	455
Digi International Inc. (a)	7	316
Digital Turbine USA, Inc. (a) (c)	17	49
DigitalOcean Holdings, Inc. (a)	13	1,151
Diodes Incorporated (a)	8	556
DocuSign, Inc. (a)	17	790
Dolby Laboratories, Inc. - Class A	9	567
Dropbox, Inc. - Class A (a)	29	664
DXC Technology Company (a)	29	371
Dynatrace, Inc. (a)	42	1,547
Eastman Kodak Company (a)	14	125
Egain Corporation (a)	9	71
Enphase Energy, Inc. (a)	16	612
EPAM Systems, Inc. (a)	7	916
ePlus inc.	5	346
Everspin Technologies, Inc. (a)	5	45
Fastly, Inc. - Class A (a)	25	740
Five9, Inc. (a)	8	114
Formfactor, Inc. (a)	13	1,230
Frequency Electronics, Inc. (a)	2	74
Freshworks, Inc. - Class A (a)	42	341
Globant S.A. (a)	5	246
Grid Dynamics Holdings, Inc. - Class A (a)	15	84
Hackett Group, Inc., The	6	73
Harmonic, Inc. (a)	20	179
I3 Verticals, Inc. - Class A (a) (c)	5	106
Ichor Holdings, Ltd. (a)	6	296
Identiv, Inc. (a)	6	21
Indie Semiconductor, Inc. - Class A (a) (c)	31	99
Information Services Group, Inc.	11	43
Inseego Corp. (a) (c)	2	24
Insight Enterprises, Inc. (a)	6	394
Intapp US, Inc. (a)	9	243
Intellicheck, Inc. (a)	1	5
InterDigital, Inc.	5	1,510
inTEST Corporation (a)	3	35
IPG Photonics Corporation (a)	7	816
Itron, Inc. (a)	8	678
Kimball Electronics Group, LLC (a)	5	127
Klaviyo, Inc. - Series A (a)	6	118
Knowles Corporation (a)	16	402
Kulicke and Soffa Industries, Inc.	9	594
KVH Industries, Inc. (a)	5	41
Kyndryl Holdings, Inc. (a)	38	498
Lantronix, Inc. (a)	11	55
Lattice Semiconductor Corporation (a)	3	258
Life360, Inc. (a) (c)	8	336
Littelfuse, Inc.	4	1,217
LiveRamp Holdings, Inc. (a)	12	315
Magnachip Semiconductor Corporation (a)	12	33
Manhattan Associates, Inc. (a)	8	1,035
MaxLinear, Inc. (a)	16	273
Methode Electronics, Inc.	6	35
Mirion Technologies (US), Inc. - Class A (a)	39	721
Mitek Systems, Inc. (a)	10	131
MKS Inc.	1	254
M-Tron Industries, Inc. (a)	—	25
N-Able, Inc. (a)	30	139
Napco Security Technologies, Inc.	7	258
Navitas Semiconductor USA, Inc. (a) (c)	16	136
nCino OpCo, Inc. (a)	19	284
NCR Voyix Corporation (a)	25	156
NETGEAR, Inc. (a)	7	143
NetScout Systems, Inc. (a)	13	407
Network-1 Technologies, Inc.	3	4
Nlight, Inc. (a)	9	537
Novanta Inc. (a)	6	709
Nutanix, Inc. - Class A (a)	36	1,376
NVE Corporation	1	58
ON24, Inc. (a)	10	84
OneSpan Inc.	8	83
Onto Innovation Inc. (a)	7	1,375
Ooma, Inc. (a)	6	89
OSI Systems, Inc. (a)	3	804
Ouster, Inc. - Class A (a)	2	28
Pagerduty, Inc. (a)	17	103
PAR Technology Corporation (a) (c)	6	80
PC Connection, Inc.	5	279
PDF Solutions, Inc. (a)	8	260
Pegasystems Inc.	22	946
Penguin Solutions, Inc. (a)	10	180
Photronics, Inc. (a)	12	470
Plexus Corp. (a)	5	974
Porch Group Inc - Class A (a)	21	150
Power Integrations, Inc.	10	489
Powerfleet Inc. (a)	23	72

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Progress Software Corporation (a)	7	189
Q2 Holdings, Inc. (a)	10	450
Qorvo, Inc. (a)	15	1,152
Qualys, Inc. (a)	6	530
Ralliant Corporation	4	185
Rambus Inc. (a)	18	1,525
Rapid7, Inc. (a)	6	33
Red Violet, Inc. (a)	3	93
Research Solutions, Inc. (a)	3	7
RF Industries, Ltd. (a)	1	12
Ribbon Communications Inc. (a)	35	74
Richardson Electronics, Ltd.	2	24
Rimini Street, Inc. (a)	13	41
RingCentral, Inc. - Class A	13	493
Riot Platforms, Inc. (a) (c)	65	801
Rogers Corporation (a)	3	346
SailPoint, Inc. (a)	7	95
Sanmina Corporation (a)	9	1,157
ScanSource, Inc. (a)	4	159
Semtech Corporation (a)	4	316
SentinelOne, Inc. - Class A (a)	48	616
Silicon Laboratories Inc. (a)	5	1,019
Sitime Corporation (a)	1	192
Skywater Technology, Inc. (a)	6	154
Skyworks Solutions, Inc.	19	1,034
SmartRent, Inc. - Class A (a)	12	18
SolarEdge Technologies Ltd. (a)	7	350
Soundthinking, Inc. (a) (c)	3	21
Sprinklr, Inc. - Class A (a)	25	150
SPS Commerce, Inc. (a)	6	347
Synaptics Incorporated (a)	7	464
TD SYNNEX Corporation	3	491
Telos Corporation (a)	17	71
Tenable Holdings, Inc. (a)	15	251
Teradata Corporation (a)	17	439
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	17	1,682
Turtle Beach Corporation (a)	3	27
Uipath, Inc. - Class A (a) (c)	72	797
Ultra Clean Holdings, Inc. (a)	8	517
Unisys Corporation (a)	15	30
Unity Software Inc. (a)	57	1,245
Universal Display Corporation	8	688
Varonis Systems, Inc. (a)	7	144
Veeco Instruments Inc. (a)	11	361
Vertex, Inc. - Class A (a)	10	120
Viant Technology Inc. - Class A (a)	3	29
ViaSat, Inc. (a)	17	780
Viavi Solutions Inc. (a)	39	1,293
Vishay Intertechnology, Inc.	21	385
Vishay Precision Group, Inc. (a)	3	116
Vistance Networks, Inc. (a)	35	637
Vontier Corporation	24	853
Xerox Holdings Corporation (c)	22	28
Xperi Inc. (a)	9	48
Yext, Inc. (a)	23	87
Zebra Technologies Corporation - Class A (a)	4	859
Zeta Global Holdings Corp. - Class A (a)	33	525
		84,275
Energy 6.4%
Amplify Energy Corp. (a)	9	59
Antero Midstream Corporation	78	1,778
Antero Resources Corporation (a)	30	1,261
Apa Corp.	32	1,339
Archrock, Inc.	29	1,005
Ardmore Shipping Services (Ireland) Limited	8	129
Atlas Energy Solutions Inc. (c)	10	128
BKV Corporation (a)	11	317
Borr Drilling Limited (a)	54	313
Bristow Holdings U.S. Inc.	5	248
Cactus, Inc. - Class A	11	513
California Resources Corporation	14	954
Centrus Energy Corp. - Class A (a)	3	446
Chord Energy Corporation	7	1,002
Clean Energy Fuels Corp. (a)	46	113
CNX Resources Corporation (a)	24	931
Comstock Inc. (a)	11	33
Comstock Resources, Inc. (a) (c)	46	961
Core Laboratories LP	9	146
Core Natural Resources, Inc.	3	314
Crescent Energy Company - Class A	51	690
CVR Energy, Inc. (a)	18	594
DHT Holdings, Inc.	28	516
DMC Global Inc. (a)	5	28
Dorian LPG Ltd.	8	276
Drilling Tools International, Inc. (a)	3	15
DT Midstream, Inc.	11	1,469
enCore Energy Corp. (a) (c)	6	12
Energy Services of America Corporation	3	36
Epsilon Energy Ltd. (c)	5	30
Evolution Petroleum Corporation	9	39
Excelerate Energy, Inc. - Class A	5	157
Expro Group Holdings N.V. (a)	20	347
Forum Energy Technologies, Inc. (a)	2	130
FutureFuel Corp.	10	40
Geospace Technologies Corporation (a)	3	42
Gevo, Inc. (a) (c)	10	28
Granite Ridge Resources, Inc.	21	123
Green Plains Inc. (a)	12	196
Gulfport Energy Corporation (a)	3	613
Helix Energy Solutions Group, Inc. (a)	27	264
Helmerich & Payne, Inc.	17	620
HF Sinclair Corporation	28	1,720
Innovex International, Inc. (a)	12	281
International Seaways, Inc.	8	617
Kinetik Holdings Inc. - Class A (c)	9	413
KLX Energy Services Holdings, Inc. (a)	1	2
Kodiak Gas Services, LLC	14	813
Kosmos Energy Ltd. (a)	87	242
Liberty Energy Inc. - Class A	27	788
Magnolia Oil & Gas Corporation - Class A	30	963
Mammoth Energy Services, Inc. (a)	11	27
Matador Resources Company	19	1,183
Murphy Oil Corporation	23	944
Nabors Industries Ltd. (a)	2	210
NACCO Industries, Inc. - Class A	2	91
National Energy Services Reunited Corporation (a)	17	364
Natural Gas Services Group, Inc.	2	88
NCS Multistage Holdings, Inc. (a)	—	18
Noble Corporation PLC	21	1,048
Nordic American Tankers Limited	40	237
Northern Oil and Gas Incorporated	18	533
NOV Inc.	58	1,083
Oceaneering International, Inc. (a)	17	612
Oil States International, Inc. (a)	13	153
Opal Fuels Inc. - Class A (a)	2	5
Ovintiv Canada ULC	11	675
Par Pacific Holdings, Inc. (a)	8	528
Patterson-UTI Energy, Inc.	67	722
PBF Energy Inc. - Class A	19	917
Peabody Energy Corporation	21	682
Permian Resources Corporation - Class A	29	618
Primeenergy Resources Corporation (a) (c)	—	61
ProFrac Holding Corp. - Class A (a)	4	23
Propetro Holding Corp. (a)	21	310
Range Resources Corporation	39	1,767
Ranger Energy Services, Inc. - Class A	4	73
REX American Resources Corporation (a)	7	312
Riley Exploration - Permian, LLC	4	144
Ring Energy Inc. (a) (c)	2	3
RPC, Inc.	38	267
SandRidge Energy, Inc.	6	101
Scorpio Tankers Inc.	9	675
SEACOR Marine Holdings Inc. (a)	7	52
Seadrill Limited (a)	11	492
Select Water Solutions, Inc. - Class A	21	327
SFL Corporation Ltd.	29	312
SM Energy Company	35	1,078
Smart Sand, Inc.	10	49

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Solaris Energy Infrastructure, Inc. - Class A	8	465
Talos Energy Inc. (a)	30	472
Teekay Corporation	17	209
Teekay Tankers Ltd. - Class A	6	411
TETRA Technologies, Inc. (a)	28	240
Tidewater Inc. (a)	9	726
Transocean Ltd. (a) (b)	141	933
Uranium Energy Corp. (a)	56	750
VAALCO Energy, Inc.	19	118
Valaris Limited (a)	11	1,124
Vitesse Energy, Inc. (c)	5	94
W&T Offshore, Inc.	13	44
Weatherford International Public Limited Company	10	948
World Kinect Corporation	11	243
		47,655
Materials 5.4%
AdvanSix Inc.	5	122
Alcoa Corporation	2	158
Alpha Metallurgical Resources, Inc. (a)	2	460
Alto Ingredients, Inc. (a)	20	95
American Battery Technology Company (a)	22	61
American Vanguard Corporation (a)	6	15
Ampco-Pittsburgh Corporation (a)	3	18
AptarGroup, Inc.	8	947
Ardagh Metal Packaging S.A.	73	295
ARQ, Inc. (a)	6	15
Ascent Industries Co. (a)	2	24
Ashland Inc.	8	436
Aspen Aerogels, Inc. (a)	13	46
Avient Corporation	16	589
Axalta Coating Systems Ltd. (a)	34	945
Balchem Corporation	6	934
Cabot Corporation	9	711
Caledonia Mining Corporation PLC	4	82
Celanese Corporation - Class A	13	828
Century Aluminum Company (a)	17	983
CF Industries Holdings, Inc.	11	1,481
Chemours Company, The	24	537
Clearwater Paper Corporation (a)	3	49
Cleveland-Cliffs Inc. (a)	92	778
Coeur Mining, Inc. (a)	76	1,419
Commercial Metals Company	20	1,240
Compass Minerals International, Inc. (a)	7	161
Core Molding Technologies, Inc. (a)	—	4
Crown Holdings, Inc.	10	1,000
Dakota Gold Corp. (a)	13	64
Eagle Materials Inc.	5	925
Eastman Chemical Company	15	1,131
Ecovyst Inc. (a)	20	259
Element Solutions Inc.	44	1,497
Ferroglobe PLC	26	108
Flotek Industries, Inc. (a) (c)	6	95
FMC Corporation	15	257
Fortitude Gold Corporation	2	11
Friedman Industries, Incorporated	2	27
Graphic Packaging Holding Company	39	386
Greif, Inc. - Class A	4	300
Greif, Inc. - Class B (c)	3	227
H.B. Fuller Company	10	598
Hawkins, Inc.	4	587
Hecla Mining Company	107	1,994
Huntsman Corporation	30	397
Idaho Strategic Resources, Inc. (a)	1	30
Ingevity Corporation (a)	6	461
Innospec Inc.	4	320
Intrepid Potash, Inc. (a)	3	122
Ivanhoe Electric Inc. (a)	9	105
Kaiser Aluminum Corporation	3	367
Koppers Holdings Inc.	4	162
KRC Materials, Inc. (a)	9	742
Kronos Worldwide, Inc.	12	81
Lifezone Metals Limited (a) (c)	6	19
Louisiana-Pacific Corporation (W VA)	11	836
LSB Industries, Inc. (a)	14	205
Magnera Corporation (a)	3	27
Materion Corporation	4	519
MATIV Holdings, Inc.	12	104
Mercer International Inc. (c)	13	19
Metallus Inc. (a)	8	137
Minera Andes Inc. (a)	10	207
Minerals Technologies Inc.	6	403
Mosaic Company, The	39	989
MP Materials Corp. - Class A (a) (c)	21	995
Myers Industries, Inc.	6	122
NewMarket Corporation	2	992
Nexa Resources S.A.	11	121
O-I Glass, Inc. (a)	27	287
Olin Corporation	20	596
Orion Engineered Carbons Finance & Co. S.C.A.	11	70
Perimeter Solutions, Inc. (a)	25	615
Quaker Chemical Corporation	3	371
Ramaco Resources, Inc. - Class A (a)	11	174
Ramaco Resources, Inc. - Class B	2	22
Ranpak Holdings Corp - Class A (a)	14	49
Rayonier Advanced Materials Inc. (a)	13	144
Ryerson Holding Corporation	10	214
Scotts Miracle-Gro Company, The	9	553
Sensient Technologies Corporation	7	615
Silgan Holdings Inc.	18	687
Smith-Midland Corporation (a) (c)	1	39
Solstice Advanced Materials US, Inc.	1	113
Sonoco Products Company	15	803
Stepan Company	4	203
SunCoke Energy, Inc.	17	114
Sylvamo Corporation	7	288
Tredegar Corporation (a)	8	65
TriMas Corporation	8	270
Tronox Holdings PLC	28	277
United States Lime & Minerals, Inc.	5	652
Warrior Met Coal, Inc.	8	782
Westlake Corporation	7	833
Worthington Steel, Inc.	9	274
		40,491
Consumer Staples 4.2%
Albertsons Companies, Inc. - Class A	71	1,208
Alico, Inc.	2	63
Andersons, Inc. , The	6	434
B&G Foods, Inc. (c)	13	61
Bellring Intermediate Holdings, Inc. (a)	20	327
BJ's Wholesale Club Holdings, Inc. (a)	10	1,030
Boston Beer Company, Inc., The - Class A (a)	2	350
Brown-Forman Corporation - Class B	20	536
Calavo Growers, Inc.	3	84
Cal-Maine Foods, Inc.	8	597
Campbell's Company, The (c)	37	826
Central Garden & Pet Company (a)	1	55
Central Garden & Pet Company - Class A (a)	9	305
Clorox Company, The	7	757
Coca-Cola Consolidated, Inc.	5	982
Conagra Brands, Inc.	61	953
Coty Inc. - Class A (a)	73	147
Darling Ingredients Inc. (a)	21	1,325
Del Monte Fresh Produce Company	9	355
Dole Public Limited Company	16	233
e.l.f. Beauty, Inc. (a)	7	418
Edgewell Personal Care Colombia S A S	8	181
Energizer Holdings, Inc.	12	203
Farmer Bros. Co. (a)	4	5
Flowers Foods, Inc.	34	275
Freshpet, Inc. (a)	8	474
Grocery Outlet Holding Corp. (a)	16	113
Hain Celestial Group, Inc., The (a) (c)	17	12
Herbalife Nutrition Ltd. (a)	18	267
Hormel Foods Corporation	8	183
Ingles Markets, Incorporated - Class A	3	245
Ingredion Incorporated	11	1,203
Interparfums, Inc.	6	516
J&J Snack Foods Corp.	4	292

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
J. M. Smucker Company, The	15	1,420
John B. Sanfilippo & Son, Inc.	2	148
Lamb Weston Holdings, Inc.	22	937
LifeVantage Corporation (c)	2	8
Lifeway Foods, Inc. (a)	3	50
Limoneira Company	4	60
Mama's Creations, Inc. (a)	8	123
Maplebear Inc. (a)	32	1,197
Medifast, Inc. (a) (c)	2	22
MGPI Processing, Inc.	3	63
Mission Produce, Inc. (a)	13	179
Molson Coors Beverage Company - Class B	22	962
National Beverage Corp. (a)	15	498
Natural Alternatives International, Inc. (a)	1	2
Natural Grocers By Vitamin Cottage, Inc.	5	139
Natural Health Trends Corp.	1	3
Nature's Sunshine Products, Inc. (a)	5	114
Niagen Bioscience, Inc. (a)	13	56
Nu Skin Enterprises, Inc. - Class A	9	66
Oil-Dri Corporation of America	2	142
Olaplex Holdings, Inc. (a) (c)	6	12
Pilgrim's Pride Corporation	18	678
Post Holdings, Inc. (a)	10	965
PriceSmart, Inc.	5	783
Reynolds Consumer Products Inc.	29	622
Rocky Mountain Chocolate Factory, Inc. (a)	1	3
Seaboard Corporation	—	814
Seneca Foods Corporation - Class A (a)	1	167
Simply Good Foods Company, The (a)	16	237
Spectrum Brands Holdings, Inc.	5	346
Sprouts Farmers Market, Inc. (a)	11	839
The Beauty Health Company - Class A (a) (c)	14	13
The Chefs' Warehouse, Inc. (a)	7	433
The Honest Company, Inc. (a) (c)	16	48
The Marzetti Company	5	637
Tootsie Roll Industries, Inc.	7	320
Turning Point Brands, Inc.	4	327
United Natural Foods, Inc. (a)	12	522
United-Guardian, Inc.	—	1
Universal Corporation	4	229
USANA Health Sciences, Inc. (a)	3	59
UTZ Brands, Inc. - Class A	16	129
Village Super Market, Inc. - Class A	2	101
Vita Coco Company, Inc., The (a)	10	482
Vital Farms, Inc. (a) (c)	9	124
WD-40 Company	2	485
Weis Markets, Inc.	5	320
ZEVIA PBC - Class A (a)	6	7
		30,907
Utilities 3.1%
AES Corporation, The	97	1,364
American States Water Company	7	522
Artesian Resources Corporation - Class A	2	55
Avista Corporation	14	575
Black Hills Corporation	12	813
California Water Service Group	11	483
Chesapeake Utilities Corporation	4	509
Clearway Energy, Inc. - Class A	6	235
Clearway Energy, Inc. - Class C	13	528
Consolidated Water Co. Ltd.	3	98
Essential Utilities, Inc.	36	1,430
Genie Energy Ltd. - Class B	5	70
Global Water Resources, Inc.	1	7
H2O America	6	364
Hallador Energy Company (a)	9	145
Hawaiian Electric Industries, Inc. (a)	29	428
IDACORP, Inc. (c)	8	1,149
MDU Resources Group, Inc.	33	680
MGE Energy, Inc.	6	500
Middlesex Water Company	3	153
Montauk Renewables, Inc. (a)	25	29
National Fuel Gas Company	15	1,366
New Jersey Resources Corporation	17	919
Northwest Natural Holding Company	7	385
NorthWestern Corporation	10	660
OGE Energy Corp.	30	1,458
One Gas, Inc.	9	805
Ormat Technologies, Inc.	10	1,084
Otter Tail Corporation	7	601
Pinnacle West Capital Corporation	10	1,043
Portland General Electric Company	19	1,003
Pure Cycle Corporation (a)	6	59
RGC Resources, Inc.	2	41
Southwest Gas Holdings, Inc.	11	977
Spire Inc.	10	864
The York Water Company	3	92
TXNM Energy, Inc.	1	88
UGI Corporation	32	1,161
Unitil Corporation	3	180
		22,923
Communication Services 2.7%
Advantage Solutions, Inc. - Class A (a) (c)	1	26
AMC Networks, Inc. - Class A (a)	8	53
Angi Inc. - Class A (a)	7	45
Anterix Inc. (a)	4	155
Array Digital Infrastructure, Inc.	9	407
Atlanta Braves Holdings, Inc. - Series A (a) (c)	2	85
Atlanta Braves Holdings, Inc. - Series C (a)	8	361
ATN International, Inc.	4	97
Bandwidth Inc. - Class A (a)	6	99
Boston Omaha Corporation - Class A (a)	6	68
Bumble Inc. - Class A (a)	20	67
Cable One, Inc. (a)	1	70
CarGurus, Inc. - Class A (a)	15	516
Cars.com Inc. (a)	11	93
Cinemark Holdings, Inc.	22	615
Clear Channel Outdoor Holdings, Inc. (a)	30	72
Curiositystream, Inc. - Class A	6	19
DHI Group, Inc. (a)	12	34
DoubleVerify Holdings, Inc. (a)	25	234
E.W. Scripps Company, The - Class A (a)	20	73
Entravision Communications Corporation - Class A	19	57
EverQuote, Inc. - Class A (a)	6	93
fuboTV Inc. - Class A (a) (c)	4	39
Gaia, Inc. - Class A (a)	3	10
Gambling.Com Group Limited (a)	7	27
Globalstar, Inc. (a)	3	181
Gogo, Inc. (a)	25	99
Gray Media, Inc.	17	73
Grindr Inc. (a) (c)	18	217
Grizzly Merger Sub 1, LLC - Series A (a)	—	8
Grizzly Merger Sub 1, LLC - Series C (a)	6	220
Harte Hanks, Inc. (a)	1	3
Ibotta, Inc. - Class A (a) (c)	1	23
IDT Corporation - Class B	4	220
IMAX Corporation (a)	10	388
Iridium Communications Inc.	19	533
John Wiley & Sons, Inc. - Class A	8	311
Liberty Broadband Corporation - Series A (a)	3	138
Liberty Broadband Corporation - Series C (a)	17	850
Liberty Global Ltd. - Class A (a)	30	359
Liberty Global Ltd. - Class C (a)	23	270
Liberty Latin America Ltd. - Class A (a)	5	41
Liberty Latin America Ltd. - Class C (a)	30	267
Lionsgate Studios Corp. (a)	11	110
Lumen Technologies, Inc. (a)	155	1,080
Magnite, Inc. (a)	25	292
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	4	77
Match Group, Inc.	33	999
Mediaalpha, Inc. - Class A (a)	10	89
National CineMedia, Inc.	11	33
Nexstar Media Group, Inc. - Class A	5	935
Nextdoor Holdings, Inc. - Class A (a)	34	48
Nicholas Financial, Inc. (a)	2	8
Paramount Skydance Corporation - Class B	33	297
Pinterest, Inc. - Class A (a)	59	1,091
Playstudios, Inc. - Class A (a)	5	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Podcastone, Inc. (a)	—	—
PubMatic, Inc. - Class A (a)	8	65
QuinStreet, Inc. (a)	10	122
Reservoir Media Management, Inc. (a)	4	44
Saga Communications, Inc. - Class A	1	10
Scholastic Corporation	5	203
Shenandoah Telecommunications Company	10	150
Shutterstock, Inc.	6	105
Sinclair, Inc. - Class A	9	112
Sirius XM Holdings Inc.	43	983
Skillz Inc. - Class A (a) (c)	4	11
Snap Inc. - Class A (a)	152	701
Sphere Entertainment Co. - Class A (a) (c)	5	627
Sphere Entertainment Co. - Class A (a)	7	413
Spok Holdings, Inc.	3	38
Stagwell, Inc. - Class A (a)	32	204
Starz Entertainment (a)	1	9
TechTarget, Inc. (a)	6	24
Telephone and Data Systems, Inc.	21	868
The New York Times Company - Class A	13	1,074
Thryv Holdings, Inc. (a)	8	22
Travelzoo (a) (c)	2	12
TripAdvisor, Inc. (a)	21	223
Urban One, Inc. - Class A (a)	—	1
Urban One, Inc. - Class D (a)	1	4
USA TODAY Co., Inc. (a)	30	214
Vivid Seats Inc. - Class A (a) (c)	1	7
Yelp Inc. (a)	11	269
Zedge, Inc. - Class B	1	3
Ziff Davis, Inc. (a)	8	320
ZoomInfo Technologies Inc. - Class A (a) (c)	52	308
		19,823
Real Estate 0.9%
Compass, Inc. - Class A (a)	109	798
Cushman & Wakefield Ltd. (a)	39	484
Douglas Elliman Inc. (a)	22	36
Dwight A. Walker Real Estate, Inc. - Class A (a)	4	22
eXp World Holdings, Inc. (c)	25	152
Five Point Holdings, LLC - Class A (a)	16	79
Florida Rock Properties, Inc. (a)	3	77
Forestar Group Inc. (a)	9	216
Howard Hughes Holdings Inc. (a)	9	566
Kennedy-Wilson Holdings, Inc.	24	256
Marcus & Millichap Company	7	175
Maui Land & Pineapple Company, Inc. (a)	2	34
Newmark Group, Inc. - Class A	26	383
Open Doors Technology Inc. - Class A (a)	145	681
Seaport Entertainment Group Inc. (a) (c)	2	44
St. Joe Company, The	10	627
Stratus Properties Inc. (a) (c)	2	61
Tejon Ranch Co. (a)	5	100
The Rmr Group Inc. - Class A	4	62
Uniti Group Inc. (a)	29	272
Zillow Group, Inc. - Class A (a)	6	266
Zillow Group, Inc. - Class C (a)	25	1,047
		6,438
Total Common Stocks (cost $686,085)		740,931
RIGHTS 0.0%
89Bio, Inc. (a) (c) (d)	11	4
Akero Therapeutics Inc. (a) (d)	1	—
Albireo Pharma, Inc. (a) (d)	5	33
Bristol-Myers Squibb Company (a)	8	1
Chinook Therapeutics, Inc. (a) (d)	11	—
HilleVax, Inc. (a) (d)	8	1
Iteos Therapeutics, LLC (a) (d)	7	—
Kinnate Biopharma Inc. (a) (d)	1	—
M-Tron Industries, Inc. (a)	—	1
Opiant Pharmaceuticals, Inc. (a) (c) (d)	1	—
Poseida Therapeutics, Inc. (a) (d)	21	11
Resolute Forest Products Inc. (a) (d)	16	4
Sage Therapeutics Inc. (a) (d)	8	4
Spectrum Pharmaceuticals, Inc. (a) (d)	30	—
Treehouse Foods, Inc. (a) (d)	9	17
Verve Therapeutics, Inc. (a) (d)	1	3
Total Rights (cost $0)		79
WARRANTS 0.0%
Xerox Holdings Corporation (a)	11	1
Total Warrants (cost $0)		1
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.63% (e) (f)	5,916	5,916
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	339	339
Total Short Term Investments (cost $6,255)		6,255
Total Investments 100.8% (cost $692,340)		747,266
Other Assets and Liabilities, Net (0.8)%		(5,668)
Total Net Assets 100.0%		741,598

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,374	56,473	58,508	24	—	—	339	—
JNL Government Money Market Fund, 3.63% - Class SL	8,852	19,049	21,985	73	—	—	5,916	0.8
	11,226	75,522	80,493	97	—	—	6,255	0.8

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	03/10/21	76	84	—
Transocean Ltd.	03/02/21	606	933	0.1
		682	1,017	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	740,926	—	5	740,931
Rights	2	—	77	79
Warrants	1	—	—	1
Short Term Investments	6,255	—	—	6,255
	747,184	—	82	747,266

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 48.1%
Mortgage-Backed Securities 22.4%
Federal Home Loan Mortgage Corporation
6.36%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/52	62,987	56,464
4.00%, 10/01/48	1,551	1,479
2.00%, 11/01/50 - 05/01/51	23,349	19,191
5.50%, 04/01/53 - 04/01/55	46,194	47,090
5.00%, 06/01/53 - 11/01/53	22,211	22,130
6.00%, 11/01/53 - 12/01/54	50,024	51,700
Series 2023-A-GSP, REMIC, 6.70%, 01/12/29 (a)	2,350	2,433
Federal National Mortgage Association, Inc.
4.00%, 04/01/26 - 01/01/46	17	16
4.50%, 04/01/26 - 07/01/42	1,428	1,424
5.10%, 03/01/30	3,682	3,760
5.09%, 05/01/30	4,289	4,417
4.48%, 06/01/30	12,431	12,466
4.97%, 07/01/31	7,014	7,125
2.46%, 04/01/32	11,428	10,265
5.78%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 01/01/35 (a)	88	90
6.23%, (1 Year Treasury + 2.24%), 01/01/36 (a)	854	880
5.00%, 12/01/38 - 08/01/53	40,271	40,091
5.53%, 06/01/40	8,413	8,594
5.48%, 04/01/41	5,433	5,547
5.07%, 10/01/41	1,986	1,938
5.11%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	22	22
3.00%, 04/01/47 - 07/01/52	12,520	11,191
2.50%, 10/01/50 - 05/01/52	80,649	69,014
2.00%, 11/01/50 - 12/01/51	35,456	28,954
5.50%, 06/01/53 - 08/01/55	48,798	49,773
6.00%, 12/01/53 - 10/01/54	3,024	3,143
Government National Mortgage Association
5.63%, (1 Year Treasury + 1.50%), 05/20/26 - 02/20/32 (a)	8	8
5.00%, 02/15/38 - 07/15/39	2,427	2,469
3.50%, 09/15/42 - 07/20/51	31,155	29,185
3.00%, 11/15/44 - 04/20/52	24,267	21,586
2.50%, 12/20/50 - 02/20/52	40,228	34,604
		547,049
U.S. Treasury Note 10.7%
Treasury, United States Department of
0.75%, 05/31/26 - 01/31/28	3,950	3,799
0.63%, 03/31/27 - 08/15/30	151,120	132,120
0.50%, 10/31/27	970	921
0.88%, 11/15/30	144,260	125,726
		262,566
U.S. Treasury Bond 8.3%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	156,680	97,753
1.38%, 11/15/40 - 08/15/50	3,090	1,924
1.88%, 02/15/41 - 02/15/51	106,780	73,910
1.75%, 08/15/41	44,530	29,783
1.25%, 05/15/50	440	209
		203,579
Sovereign 4.3%
Assembleia da Republica
0.48%, 10/18/30, EUR (b)	1,210	1,262
3.00%, 06/15/35, EUR (c)	500	564
Bundesrepublik Deutschland
0.00%, 02/15/31, EUR (b) (d)	1,750	1,780
1.70%, 08/15/32, EUR	1,190	1,292
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	279,800	1,733
1.90%, 03/20/31, JPY	133,000	843
0.50%, 03/20/38, JPY	284,500	1,404
0.30%, 09/20/39, JPY	130,000	592
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.84%, 06/20/30	500	466
6.15%, 08/12/32, PEN	3,900	1,185
5.40%, 08/12/34, PEN	9,600	2,666
7.60%, 08/12/39, PEN (e)	3,600	1,100
Commonwealth of Australia
1.50%, 06/21/31, AUD (b)	900	530
2.75%, 06/21/35, AUD (b)	3,910	2,261
Departamento Administrativo De La Presidencia De La Republica
7.50%, 08/26/26, COP	3,436,700	918
4.13%, 05/15/51	1,750	1,070
Estado Espanol
0.60%, 10/31/29, EUR	1,000	1,071
0.50%, 04/30/30, EUR (b)	2,500	2,633
Fondo Mivivienda S.A.
5.40%, 03/31/31 (c)	150	150
Gobierno de la Republica de Guatemala
4.50%, 05/03/26 (b)	600	600
4.38%, 06/05/27 (b)	200	198
4.88%, 02/13/28 (b)	300	298
5.25%, 08/10/29 (b)	700	696
Gobierno Federal de los Estados Unidos Mexicanos
8.50%, 02/28/30, MXN	22,000	1,220
7.75%, 05/29/31, MXN	60,300	3,193
7.50%, 05/26/33, MXN	49,400	2,509
8.00%, 02/21/36, MXN	54,800	2,828
4.40%, 02/12/52	500	353
6.34%, 05/04/53	2,800	2,599
Government of Canada
3.25%, 12/01/34 - 06/01/35, CAD	780	553
Government of Ireland
1.10%, 05/15/29, EUR (b)	1,030	1,134
Government of the Republic of Trinidad and Tobago
6.50%, 01/28/36 (c)	450	443
HM Treasury
4.38%, 03/07/30, GBP	930	1,231
4.25%, 03/07/36, GBP (b)	1,400	1,762
Malaysia, Government of
3.58%, 07/15/32, MYR	7,200	1,781
3.83%, 07/05/34, MYR	7,700	1,923
Ministerio De Hacienda Y Credito Publico
7.25%, 10/18/34, COP	9,611,400	1,840
Ministry of Finance
4.15%, 10/31/35, ILS	3,500	1,117
Morocco, Kingdom of
2.38%, 12/15/27 (b)	200	192
5.95%, 03/08/28 (b)	300	304
3.00%, 12/15/32 (b)	300	257
4.00%, 12/15/50 (b)	600	410
New Zealand Parliament
1.50%, 05/15/31, NZD	700	352
4.50%, 05/15/35, NZD	1,290	735
Presidencia da Republica
10.00%, 01/01/27 - 01/01/31, BRL	46,000	8,214
4.75%, 01/14/50	800	578
Presidencia de la Republica de Chile
5.80%, 10/01/29, CLP	1,835,000	2,003
2.45%, 01/31/31	400	365
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (b)	400	402
5.50%, 02/22/29 (b)	150	149
5.75%, 03/17/34 (c) (e)	850	810
Prime Minister's Office Singapore
2.75%, 03/01/35, SGD	2,000	1,617
2.38%, 07/01/39, SGD	2,000	1,559
Republic of Indonesia, The Government of, The
8.25%, 05/15/29, IDR	24,190,000	1,496
7.00%, 02/15/33, IDR	17,080,000	1,012
8.38%, 03/15/34, IDR	24,170,000	1,550
7.50%, 06/15/35, IDR	5,600,000	343
6.75%, 07/15/35, IDR	18,160,000	1,061

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Republique Francaise Presidence
0.50%, 05/25/29, EUR (b)	830	891
1.50%, 05/25/31, EUR (b)	1,570	1,676
Romania, Government of
6.30%, 04/26/28, RON	7,200	1,617
8.00%, 04/29/30, RON	1,900	444
Sandor-Palota
4.75%, 11/24/32, HUF	392,200	1,027
7.00%, 10/24/35, HUF	678,100	2,008
Segretariato Generale Della Presidenza Della Repubblica
3.60%, 10/01/35, EUR	780	886
Service Public Federal Chancellerie Du Premier Ministre
0.90%, 06/22/29, EUR (b)	290	316
2.85%, 10/22/34, EUR (c)	1,170	1,299
South Africa, Parliament of
8.88%, 02/28/35, ZAR	67,200	3,899
8.50%, 01/31/37, ZAR	50,100	2,766
10.88%, 03/31/38, ZAR	44,300	2,861
Thailand, Kingdom of
2.40%, 11/17/27, THB	11,900	368
3.35%, 06/17/33, THB	40,300	1,328
1.59%, 12/17/35, THB (b)	53,800	1,540
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	43,900	1,967
6.20%, 06/16/31, CZK	29,500	1,494
3.00%, 03/03/33, CZK	18,500	782
Urzad Rady Ministrow
4.50%, 07/25/30, PLN	5,400	1,415
1.75%, 04/25/32, PLN	4,300	940
5.00%, 10/25/34 - 10/25/35, PLN	9,500	2,416
		105,147
Collateralized Mortgage Obligations 1.3%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 6.76%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,106
Connecticut Avenue Securities Trust 2024-R03
Series 2024-2M1-R03, REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 03/25/27 (a)	3,444	3,442
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	800	799
Series 2022-M1B-DNA3, REMIC, 6.56%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,141
Series 2024-M2-HQA2, REMIC, 5.46%, (SOFR 30-Day Average + 1.80%), 08/25/44 (a)	4,000	4,008
Series 2025-A1-DNA1, REMIC, 4.61%, (SOFR 30-Day Average + 0.95%), 01/25/45 (a)	1,237	1,235
Series FK-5092, REMIC, 4.00%, (SOFR 30-Day Average + 0.70%), 03/25/51 (a)	3,909	3,146
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 6.12%, 05/25/35 (a)	4	4
Government National Mortgage Association
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	7,866	935
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	9,640	1,636
		31,452
U.S. Treasury Inflation Indexed Securities 1.1%
Treasury, United States Department of
0.38%, 07/15/27 (f)	8,071	8,067
1.63%, 10/15/27 (f)	10,464	10,622
0.50%, 01/15/28 (f)	8,123	8,058
		26,747
Treasury Inflation Indexed Securities 0.0%
Republique Francaise Presidence
0.70%, 07/25/30, EUR (b) (f)	692	811
Total Government And Agency Obligations (cost $1,198,471)		1,177,351
CORPORATE BONDS AND NOTES 25.1%
Financials 5.5%
Acrisure, LLC
6.00%, 08/01/29 (c)	170	160
6.75%, 07/01/32 (c)	415	399
AerCap Ireland Capital Designated Activity Company
5.10%, 01/19/29	1,327	1,344
6.95%, 03/10/55	1,708	1,750
AIB Group Public Limited Company
5.87%, 03/28/35 (c)	1,736	1,792
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (c)	380	372
American Express Company
5.41%, 02/08/41	2,267	2,252
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (c)	200	181
Ardonagh Finco Limited
7.75%, 02/15/31 (c)	520	525
Arthur J. Gallagher & Co.
4.85%, 12/15/29	1,019	1,030
Asian Development Bank
6.20%, 10/06/26 (b)	129,000	1,350
Asurion LLC
8.00%, 12/31/32 (c)	135	140
8.38%, 02/01/34 (c)	105	102
Athene Global Funding
5.35%, 07/09/27 (c)	1,433	1,442
4.72%, 10/08/29 (c)	897	883
5.03%, 07/17/30 (c)	986	975
Aviation Capital Group LLC
5.38%, 07/15/29 (c)	1,280	1,299
Avilease Capital Limited
4.75%, 11/12/30 (c)	2,485	2,422
Avolon Holdings Funding Limited
5.75%, 03/01/29 - 11/15/29 (c)	3,431	3,515
Azorra Finance Limited
7.75%, 04/15/30 (c)	275	283
7.25%, 01/15/31 (c)	385	388
Banco Davivienda S A
6.65%, (100, 04/22/31) (c) (g)	400	353
8.13%, 07/02/35 (b)	300	303
8.13%, 07/02/35 (c)	500	505
Banco de Credito del Peru
3.25%, 09/30/31 (b)	2,250	2,218
Banco Espirito Santo S.A.
0.00%, 01/21/29, EUR (b) (h) (i)	6,400	1,628
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (b)	150	150
Banco Internacional Del Peru S.A.A. – Interbank
4.80%, 07/15/31 (c)	650	642
6.40%, 04/30/35 (b)	1,050	1,065
6.40%, 04/30/35 (c)	450	456
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (b) (g)	200	199
7.63%, (100, 01/10/28) (b) (g)	400	400
8.38%, (100, 05/20/31) (c) (g)	1,100	1,135
Banco Santander Chile
4.55%, 11/20/30 (c)	400	396
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (b) (e)	1,300	1,368
Bancolombia S.A.
8.63%, 12/24/34	300	314
Bank of America Corporation
6.63%, (100, 05/01/30) (g)	900	925
2.57%, 10/20/32	1,426	1,273
5.47%, 01/23/35	1,372	1,399
5.74%, 02/12/36	1,502	1,527
Bank of New York Mellon Corporation, The
5.63%, (100, 03/20/31) (e) (g)	1,510	1,480
5.06%, 07/22/32	1,535	1,565
Bank of Nova Scotia, The
4.81%, 02/02/34	587	580
Barclays PLC
5.86%, 08/11/46	1,962	1,936

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (b)	400	391
5.88%, 09/13/34 (b)	300	292
BPCE
4.76%, 01/13/32 (c)	1,918	1,892
Brown & Brown, Inc.
6.25%, 06/23/55	727	726
Charles Schwab Corporation, The
4.91%, 11/14/36	939	912
Citigroup Inc.
6.88%, (100, 08/15/30) (g)	911	909
3.07%, 02/24/28	712	704
4.95%, 05/07/31	1,487	1,498
4.50%, 09/11/31	1,049	1,038
6.17%, 05/25/34	850	879
Credit Agricole S.A.
4.82%, 09/25/33 (c)	1,994	1,956
Daimler Trucks Finance North America LLC
4.50%, 04/12/31 (c)	2,158	2,120
European Investment Bank
6.95%, 03/01/29 (c)	87,000	914
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (c)	280	276
Gabx Leasing LLC
4.63%, 04/15/31 (c)	1,066	1,051
General Motors Financial Company, Inc.
4.60%, 01/08/31	1,839	1,810
GGAM Finance Ltd.
6.88%, 04/15/29 (c)	525	536
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (c)	860	873
Global Payments Inc.
5.55%, 11/15/35	882	849
Goldman Sachs Group, Inc., The
6.85%, (100, 02/10/30) (g)	873	888
4.37%, 10/21/31	1,817	1,782
4.52%, 01/21/32	277	273
5.33%, 07/23/35	1,659	1,664
Guardian Life Insurance Co.
4.80%, 04/28/30 (c)	1,490	1,500
Hightower Holdings LLC
6.75%, 04/15/29 (c)	370	362
HUB International Limited
7.25%, 06/15/30 (c)	260	267
Huntington Bancshares Incorporated
2.49%, 08/15/36	1,094	938
Industrial Subordinated Trust 2.0
6.55%, 04/15/36 (c)	300	299
ING Groep N.V.
5.42%, 03/23/37	2,087	2,078
Inter-American Development Bank
7.00%, 01/25/29 (b)	120,000	1,249
Intergroup Financial Services Corp.
4.13%, 10/19/27 (b)	1,000	989
International Bank for Reconstruction and Development
6.85%, 04/24/28	100,000	1,042
International Finance Corporation
7.50%, 01/18/28, MXN	24,200	1,333
JPMorgan Chase & Co.
5.14%, 01/24/31	1,496	1,526
5.10%, 04/22/31	1,675	1,709
4.26%, 10/22/31	908	895
5.29%, 07/22/35	3,317	3,353
5.58%, 07/23/36	1,126	1,141
LFS Topco LLC
8.75%, 07/15/30 (c)	245	234
Lloyds Banking Group PLC
6.07%, 06/13/36	2,160	2,200
Macquarie AirFinance Holdings Limited
5.20%, 03/27/28 (c)	902	906
5.15%, 03/17/30 (c)	892	886
Marsh & Mclennan Companies, Inc.
4.95%, 03/15/36	909	899
MetLife, Inc.
6.35%, 03/15/55	1,496	1,516
Mitsubishi UFJ Financial Group, Inc.
5.06%, 01/14/37	1,943	1,909
Morgan Stanley
4.24%, 01/09/30	919	910
4.36%, 10/22/31	901	884
5.07%, 01/30/37	1,055	1,034
5.95%, 01/19/38	869	891
5.94%, 02/07/39	1,675	1,713
Nationwide Building Society
5.54%, 07/14/36 (c)	2,095	2,101
NatWest Group PLC
5.91%, 03/03/47	1,681	1,646
Navient Corporation
5.00%, 03/15/27	150	146
7.88%, 06/15/32 (e)	150	133
New York Life Insurance Company
6.75%, 11/15/39 (c)	779	869
OneMain Finance Corporation
7.50%, 05/15/31	235	236
6.50%, 03/15/33	355	340
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (b)	1,100	1,100
4.55%, 09/08/35 (b) (j)	1,200	1,186
Panther Escrow Issuer LLC
7.13%, 06/01/31 (c)	425	426
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (c)	280	265
7.88%, 12/15/29 (c)	310	316
6.88%, 05/15/32 (c)	185	178
Progressive Corporation, The
5.15%, 03/26/36	1,799	1,801
Rocket Companies, Inc.
6.38%, 08/01/33 (c)	250	252
Royal Bank of Canada
4.31%, 11/03/31	2,687	2,644
Scotiabank Peru S.A.A.
6.10%, 10/01/35 (c)	200	204
Societe Generale
5.44%, 10/03/36 (c)	1,994	1,953
Starwood Property Trust, Inc.
5.25%, 10/15/28 (c)	420	415
7.25%, 04/01/29 (c)	350	360
6.00%, 04/15/30 (c)	165	165
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (c) (h) (i)	700	3
The PNC Financial Services Group, Inc.
5.37%, 07/21/36	586	589
5.42%, 01/25/41	765	750
Toronto-Dominion Bank, The
4.93%, 10/15/35	902	888
Travelers Companies, Inc., The
4.60%, 08/01/43	999	886
Truist Financial Corporation
7.16%, 10/30/29	745	792
5.15%, 08/05/32	1,686	1,711
UBS Group AG
5.01%, 03/23/37 (c)	1,998	1,936
Unigel Netherlands Holding Corporation B.V.
0.00%, 12/31/44 (b) (h) (i) (k)	263	1
United Overseas Bank Limited
2.00%, 10/14/31 (b) (j)	1,100	1,085
3.86%, 10/07/32 (b) (j)	500	495
Walker & Dunlop, Inc.
6.63%, 04/01/33 (c)	325	316
Wells Fargo & Company
5.15%, 04/23/31	3,477	3,539
6.49%, 10/23/34	2,529	2,736
4.89%, 09/15/36	753	732
Willis North America Inc.
4.55%, 03/15/31	1,017	1,004
		135,516

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Utilities 3.9%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	400	366
3.87%, 07/22/31 (b)	400	352
Adani Energy Solutions Limited
4.00%, 08/03/26 (b)	400	399
4.25%, 05/21/36 (b)	732	639
AEP Texas Inc.
5.45%, 05/15/29	1,013	1,039
5.20%, 04/15/36	667	657
AES Andres B.V.
5.70%, 05/04/28 (c)	800	780
Alliant Energy Corporation
5.75%, 04/01/56	916	890
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,509
Arizona Public Service Company
5.90%, 08/15/55	3,589	3,537
Black Hills Corporation
6.00%, 01/15/35	1,624	1,685
Boston Gas Company
3.15%, 08/01/27 (c)	5,000	4,921
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (c)	198	208
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (b)	777	786
5.67%, 10/20/35 (c)	583	590
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (b)	839	866
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (d)	1,295	1,174
CMS Energy Corporation
6.50%, 06/01/55	866	879
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (b)	515	523
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (b) (e)	200	179
6.45%, 01/24/35 (c)	400	398
Commonwealth Edison Company
5.95%, 06/01/55	1,692	1,721
Constellation Energy Generation, LLC
4.40%, 01/15/31	1,492	1,476
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,302
Duke Energy Corporation
4.95%, 09/15/35	5,000	4,882
3.95%, 08/15/47	2,232	1,658
5.00%, 08/15/52	595	509
5.80%, 06/15/54	1,260	1,208
Electricite de France
4.88%, 09/21/38 (c)	1,948	1,805
Emirates Sembcorp Water & Power Company P.J.S.C.
4.45%, 08/01/35 (c)	1,000	920
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (b)	395	356
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b)	400	361
Enel Finance International N.V.
4.13%, 09/30/28 (c)	920	911
5.13%, 06/26/29 (c)	782	793
Entergy Corporation
7.13%, 12/01/54	1,681	1,719
Essential Utilities, Inc.
5.13%, 03/15/36	751	741
Evergy Kansas Central, Inc.
5.70%, 03/15/53	1,773	1,737
Exelon Corporation
5.45%, 03/15/34	3,925	4,014
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (b)	3,380	3,412
GNL Quintero S.A.
4.63%, 07/31/29 (b)	1,236	1,231
ITC Holdings Corp.
2.95%, 05/14/30 (c)	1,250	1,170
5.40%, 06/01/33 (c)	750	762
JSW Energy Limited
4.13%, 05/18/31 (b)	1,460	1,336
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	348	318
Kentucky Utilities Company
5.85%, 08/15/55	726	719
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	520	521
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	1,233	1,218
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (b)	724	712
National Fuel Gas Company
5.95%, 03/15/35	725	751
NextEra Energy Capital Holdings, Inc.
5.90%, 03/15/55	865	851
NiSource Inc.
5.35%, 04/01/34	1,723	1,753
6.95%, 11/30/54	856	879
5.85%, 04/01/55	1,489	1,448
NRG Energy, Inc.
6.00%, 02/01/33 (c)	300	300
5.75%, 01/15/34 (c)	110	109
NSTAR Electric Company
5.20%, 03/01/35	5,000	5,033
PSEG Power LLC
5.20%, 05/15/30 (c)	584	593
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (b)	1,700	1,686
Saavi Energia S.a r.l.
8.88%, 02/10/35 (c)	300	313
Sempra
5.50%, 08/01/33	4,000	4,119
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33 (b)	446	446
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (c)	290	272
Talen Energy Supply, LLC
6.25%, 02/01/34 (c)	210	208
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	1,500	1,470
The Southern Company
3.70%, 04/30/30 (j)	2,500	2,417
6.38%, 03/15/55	1,195	1,228
Tierra Mojada Luxembourg II S.a r.l.
5.75%, 12/01/40 (b)	506	481
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (c)	3,307	3,363
Transelec S.A.
3.88%, 01/12/29 (c)	750	729
Virginia Electric and Power Company
5.55%, 08/15/54	621	589
5.60%, 09/15/55	890	845
Vistra Operations Company LLC
4.38%, 05/01/29 (c)	907	885
6.88%, 04/15/32 (c)	315	326
VoltaGrid LLC
7.38%, 11/01/30 (c)	270	278
WEC Energy Group Inc.
5.63%, 05/15/56	1,267	1,245
		95,506
Industrials 3.5%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (c)	310	316
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (b)	800	766
3.10%, 02/02/31 (b)	300	263
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (c)	508	511
5.38%, 03/01/34 (c)	230	224
Aircastle Limited
5.25%, 03/15/30 (c)	1,753	1,770

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Artera Services, LLC
8.50%, 02/15/31 (c) (e)	60	51
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (d)	1,309	1,067
Builders FirstSource, Inc.
6.38%, 03/01/34 (c)	315	312
6.75%, 05/15/35 (c)	270	269
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,228	1,132
CACI International Inc.
6.38%, 06/15/33 (c)	175	178
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (c)	490	464
CNH Industrial Capital LLC
4.38%, 03/07/31	951	929
Columbus McKinnon Corporation
7.13%, 02/01/33 (c)	560	558
Corporation De Securite Garda World
6.50%, 01/15/31 (c)	420	425
8.25%, 08/01/32 (c)	480	475
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	2,098	2,136
CSX Corporation
3.80%, 11/01/46	2,316	1,774
Danaos Corporation
6.88%, 10/15/32 (c)	345	350
Delta Air Lines, Inc.
5.25%, 07/10/30	907	914
Eaton Corporation
4.80%, 03/06/36	1,419	1,401
Element Fleet Management Corp.
6.32%, 12/04/28 (c)	1,652	1,719
5.04%, 03/25/30 (c)	1,694	1,709
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (c)	1,095	984
EMRLD Borrower LP
6.63%, 12/15/30 (c)	525	534
Fedex Freight Holding Company, Inc.
4.95%, 03/15/33 (c)	306	299
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	373	382
GATX Corporation
5.20%, 03/15/44	754	693
GE Vernova Inc.
5.50%, 02/04/56	586	566
Genesee & Wyoming Inc.
6.25%, 04/15/32 (c)	1,055	1,067
GFL Environmental Holdings (US), Inc.
5.50%, 02/01/34 (c)	710	696
Goat Holdco, LLC
6.75%, 02/01/32 (c)	290	291
GrafTech Finance Inc.
4.63%, 12/23/29 (c) (e)	150	83
Griffon Corporation
5.75%, 03/01/28	490	487
Groupe WSP Global Inc.
5.04%, 09/18/31 (c)	2,263	2,246
Herc Holdings Inc.
7.00%, 06/15/30 (c)	270	276
5.75%, 03/15/31 (c)	165	162
6.00%, 03/15/34 (c)	165	159
Honeywell Aerospace Inc.
4.95%, 03/16/36 (c)	1,542	1,530
Hubbell Incorporated
4.80%, 11/15/35	1,018	993
Icahn Enterprises L.P.
5.25%, 05/15/27	260	255
Jacobs Solutions Inc.
5.38%, 03/03/36	3,063	2,985
JetBlue Airways Corporation
9.88%, 09/20/31 (c)	160	151
JSW Infrastructure Limited
4.95%, 01/21/29 (b)	700	683
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (b)	2,460	2,510
4.35%, 04/05/36 (b)	788	749
Lockheed Martin Corporation
5.00%, 08/15/35	1,736	1,751
Madison IAQ LLC
5.88%, 06/30/29 (c)	785	768
MasTec, Inc.
5.90%, 06/15/29 (l)	1,724	1,780
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (b)	700	695
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (c)	525	503
Molex Electronic Technologies, LLC
5.25%, 04/30/32 (c)	1,886	1,914
MV24 Capital B.V.
6.75%, 06/01/34 (b)	1,249	1,245
Northrop Grumman Corporation
4.03%, 10/15/47	1,075	846
5.20%, 06/01/54 (e)	1,786	1,643
nVent Finance S.a r.l.
5.65%, 05/15/33 (l)	891	915
Owens Corning
5.70%, 06/15/34 (e)	817	846
Paychex, Inc.
5.35%, 04/15/32	3,316	3,333
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (c)	1,757	1,785
Queen Mergerco, Inc.
6.75%, 04/30/32 (c)	270	275
Quikrete Holdings, Inc.
6.75%, 03/01/33 (c)	475	481
Rollins, Inc.
5.25%, 02/24/35	1,852	1,847
Seaspan Corporation
5.50%, 08/01/29 (c)	510	483
Simpar Europe
5.20%, 01/26/31 (b)	400	340
Spirit AeroSystems, Inc.
4.60%, 06/15/28	737	737
Standard Building Solutions Inc.
6.50%, 08/15/32 (c)	260	259
5.88%, 03/15/34 (c)	335	321
Star Leasing Company, LLC
7.63%, 02/15/30 (c)	105	97
Textron Inc.
5.50%, 05/15/35	1,692	1,719
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (c)	200	199
TransDigm Inc.
6.88%, 12/15/30 (c)	515	525
6.38%, 05/31/33 (c)	490	488
6.25%, 01/31/34 (c)	35	35
6.75%, 01/31/34 (c)	55	56
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (c)	140	136
Triton Container International Limited
5.15%, 02/15/33	1,887	1,845
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (c)	271	284
Uber Technologies, Inc.
4.80%, 09/15/34	1,743	1,705
United Airlines Holdings, Inc.
4.88%, 03/01/29	760	746
5.38%, 03/01/31	2,570	2,517
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (c)	1,822	1,790
Veralto Corporation
5.35%, 09/18/28	604	617
5.45%, 09/18/33	870	888
Verisk Analytics, Inc.
5.25%, 06/05/34	1,690	1,683
Vertiv Group Corporation
4.13%, 11/15/28 (c)	3,696	3,635
Vertiv Holdings Co
5.80%, 03/15/56	671	649

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Waste Connections, Inc.
5.25%, 09/01/35 (e)	1,421	1,450
Watco Companies, L.L.C.
7.13%, 08/01/32 (c)	520	533
Wesco Distribution, Inc.
6.38%, 03/15/33 (c)	170	173
5.50%, 04/15/34 (c)	265	261
Westinghouse Air Brake Technologies Corporation
4.90%, 05/29/30	1,681	1,700
XPO, Inc.
7.13%, 06/01/31 (c)	650	671
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (c)	296	312
		85,975
Energy 2.5%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (b)	886	899
Adani Renewable Energy (RJ) Limited
4.63%, 10/15/39 (b)	575	463
Aethon United BR LP
7.50%, 10/01/29 (c)	490	512
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (b)	444	449
5.75%, 06/15/33 (c)	500	441
5.75%, 06/15/33 (b)	1,500	1,324
Antero Midstream Partners LP
5.75%, 07/01/34 (c)	643	633
Apa Corp.
6.10%, 02/15/35	918	943
Archrock Partners, L.P.
6.63%, 09/01/32 (c)	510	519
Baker Hughes Holdings LLC
5.00%, 06/15/36	1,516	1,487
Bip-V Chinook
5.50%, 06/15/31 (c)	790	769
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (b)	1,400	1,396
Buckeye Partners, L.P.
6.88%, 07/01/29 (c)	730	748
Cenovus Energy Inc.
5.40%, 03/20/36	928	925
Cheniere Energy, Inc.
4.63%, 10/15/28	1,741	1,735
5.65%, 04/15/34	2,752	2,834
6.00%, 07/30/56 (c)	154	153
Chord Energy Corporation
6.00%, 10/01/30 (c)	185	187
6.75%, 03/15/33 (c)	290	299
CNX Midstream Partners LP
4.75%, 04/15/30 (c)	470	446
CNX Resources Corporation
5.88%, 03/01/34 (c)	250	243
Colonial Enterprises, Inc.
5.63%, 11/15/35 (c)	1,044	1,042
Eastern Energy Gas Holdings, LLC
5.65%, 10/15/54	1,822	1,713
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	2,320	1,643
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	209	207
Enbridge Inc.
5.45%, 03/27/36	748	755
Energy Transfer LP
7.13%, (100, 05/15/30) (g)	1,770	1,792
Enterprise Products Operating LLC
5.55%, 02/16/55	1,731	1,664
Florida Gas Transmission Company, LLC
5.75%, 07/15/35 (c)	739	758
Frontera Energy Corporation
7.88%, 06/21/28 (b)	200	194
FS Luxembourg S.a r.l.
8.13%, 02/11/36 (c)	400	369
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	147	143
Gulfport Energy Corporation
6.75%, 09/01/29 (c)	505	517
Harvest Midstream I, L.P.
7.50%, 05/15/32 (c)	495	503
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (c)	210	209
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	779	871
Kodiak Gas Services, LLC
7.25%, 02/15/29 (c)	520	538
6.50%, 10/01/33 (c)	145	146
6.75%, 10/01/35 (c)	145	147
Matador Resources Company
6.50%, 04/15/32 (c)	420	423
6.00%, 04/15/34 (c)	305	303
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (b)	400	398
MPLX LP
5.40%, 09/15/35	2,500	2,490
5.30%, 04/01/36	937	930
Nabors Industries, Inc.
9.13%, 01/31/30 (c)	250	263
7.63%, 11/15/32 (c)	350	358
NGL Energy Operating LLC
8.13%, 02/15/29 (c)	150	154
NGPL PipeCo LLC
3.25%, 07/15/31 (c)	2,011	1,851
ONEOK, Inc.
4.55%, 07/15/28	913	914
6.63%, 09/01/53	5,000	5,132
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (b)	1,200	1,196
PBF Holding Company LLC
6.00%, 02/15/28	110	109
Permian Resources Operating, LLC
6.25%, 02/01/33 (c)	1,138	1,160
PERU LNG
5.38%, 03/22/30 (b)	825	801
Petrobras Global Finance B.V.
5.13%, 09/10/30	250	245
Reliance Industries Limited
3.67%, 11/30/27 (b)	500	493
SM Energy Company
7.00%, 08/01/32 (c)	315	322
Southern Natural Gas Company, L.L.C.
5.45%, 08/01/35 (c)	903	918
Southwestern Energy Company
4.75%, 02/01/32	887	866
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (c)	265	272
6.75%, 03/15/34 (c)	140	140
Targa Resources Corp.
4.35%, 01/15/29	918	914
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,899
Transocean International Limited
7.88%, 10/15/32 (c)	105	111
Venture Global LNG, Inc.
8.13%, 06/01/28 (c)	365	375
8.38%, 06/01/31 (c)	400	416
9.88%, 02/01/32 (c)	140	151
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (c)	255	262
7.50%, 05/01/33 (c)	90	99
6.50%, 01/15/34 (c)	285	297
Vine Energy Holdings LLC
6.75%, 04/15/29 (c)	546	547
Viper Energy Partners LLC
4.90%, 08/01/30	624	626
Vista Energy Argentina S.A.U.
8.50%, 06/10/33 (c)	150	157
Vital Energy, Inc.
7.88%, 04/15/32 (c)	100	102
WBI Operations LLC
6.50%, 10/15/33 (c)	405	401

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Weatherford International Ltd.
6.75%, 10/15/33 (c)	485	493
Western Midstream Operating, LP
5.50%, 12/15/35	928	915
Williams Companies, Inc., The
5.95%, 03/15/56	1,791	1,768
		60,887
Consumer Discretionary 1.8%
Academy, Ltd.
6.00%, 11/15/27 (c)	420	420
Acushnet Company
5.63%, 12/01/33 (c)	695	689
Advance Auto Parts, Inc.
7.38%, 08/01/33 (c)	180	182
Airbnb, Inc.
5.25%, 03/16/36	1,792	1,796
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	210	200
6.38%, 10/15/32 (c)	210	208
7.75%, 10/15/33 (c)	185	180
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (c)	285	264
AutoZone, Inc.
5.13%, 06/15/30	1,655	1,684
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (c) (k)	211	224
Caesars Entertainment, Inc.
6.00%, 10/15/32 (c) (e)	215	198
Carnival Corporation
5.13%, 05/01/29 (c)	602	595
5.75%, 08/01/32 (c)	705	705
6.13%, 02/15/33 (c)	595	599
Clarios Global LP
6.75%, 05/15/28 - 09/15/32 (c)	1,565	1,584
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (c)	260	269
DCLI Bidco LLC
7.75%, 11/15/29 (c)	685	691
Dealer Tire, LLC
8.00%, 02/01/28 (c)	745	723
DexKo Global Inc.
6.63%, 10/15/29 (c) (e)	210	187
Expedia Group, Inc.
3.80%, 02/15/28	1,775	1,751
Fertitta Entertainment, LLC
6.75%, 01/15/30 (c)	205	191
Full House Resorts, Inc.
8.25%, 02/15/28 (c) (e)	205	187
Gates Corporation
6.88%, 07/01/29 (c)	345	354
Genting New York LLC
7.25%, 10/01/29 (c)	365	365
Graham Holdings Co., Ltd.
5.63%, 12/01/33 (c)	755	736
Group 1 Automotive, Inc.
4.00%, 08/15/28 (c)	275	266
6.38%, 01/15/30 (c)	340	342
Hilton Domestic Operating Company Inc.
5.75%, 09/15/33 (c)	465	463
Hyundai Capital America
5.30%, 01/08/29 (c)	3,380	3,426
Installed Building Products, Inc.
5.63%, 02/01/34 (c)	105	103
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (c)	220	218
LBM Acquisition, LLC
6.25%, 01/15/29 (c)	105	77
9.50%, 06/15/31 (c)	150	130
Life Time, Inc.
6.00%, 11/15/31 (c)	925	929
Light and Wonder International, Inc.
6.25%, 10/01/33 (c)	240	235
Lindblad Expeditions, LLC
7.00%, 09/15/30 (c)	330	336
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (c)	65	53
Lowe`s Companies, Inc.
5.63%, 04/15/53	1,019	965
Marriott International, Inc.
4.50%, 10/15/31	1,774	1,752
5.30%, 05/15/34	1,712	1,729
Mattamy Homes Limited
4.63%, 03/01/30 (c)	415	394
Mattel, Inc.
5.00%, 11/17/30	711	708
McDonald's Corporation
4.45%, 03/01/47	1,965	1,639
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (c)	570	475
Michaels Companies, Inc., The
8.50%, 03/15/33 (c)	285	277
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	405	393
NCL Corporation Ltd.
5.88%, 01/15/31 (c)	140	136
Newell Brands Inc.
6.38%, 05/15/30 (e)	300	288
Nissan Motor Acceptance Company LLC
5.63%, 09/29/28 (c)	245	240
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (c)	210	204
4.81%, 09/17/30 (c)	215	195
7.75%, 07/17/32 (c)	200	203
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (c)	300	288
O'Reilly Automotive, Inc.
5.00%, 08/19/34	889	879
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (b)	2,050	1,966
PetSmart, LLC
7.50%, 09/15/32 (c)	250	251
10.00%, 09/15/33 (c)	250	249
Rivers Enterprise Borrower, LLC
6.25%, 10/15/30 (c)	255	254
6.63%, 02/01/33 (c)	755	748
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (c)	884	887
5.38%, 01/15/36	761	749
Sabre GLBL Inc.
10.75%, 11/15/29 - 03/15/30 (c)	220	184
Staples, Inc.
10.75%, 09/01/29 (c)	315	292
Station Casinos LLC
6.63%, 03/15/32 (c)	260	261
Swf Holdings I Corp.
6.50%, 10/01/29 (c)	95	17
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 (c)	500	499
The Goodyear Tire & Rubber Company
5.25%, 07/15/31	235	210
Univision Communications Inc.
8.50%, 07/31/31 (c)	490	491
Upbound Group, Inc.
6.38%, 02/15/29 (c)	170	165
Vamos Europe S.A.
9.20%, 01/26/31 (c)	600	569
Verde Purchaser, LLC
10.50%, 11/30/30 (c)	275	284
Victra Holdings LLC
8.75%, 09/15/29 (c) (e)	895	922
Viking Cruises Limited
5.88%, 10/15/33 (c)	2,105	2,081
Voyager Parent, LLC
9.25%, 07/01/32 (c)	445	462
Warnermedia Holdings, Inc.
4.05%, 03/15/29	410	397
4.28%, 03/15/32	175	155
5.05%, 03/15/42	300	199

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Whirlpool Corporation
6.50%, 06/15/33	250	236
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	585	571
		45,424
Health Care 1.6%
1261229 B.C. Ltd.
10.00%, 04/15/32 (c)	920	943
180 Medical, Inc.
5.30%, 10/08/35 (c)	1,963	1,927
AbbVie Inc.
4.70%, 05/14/45	1,829	1,630
5.50%, 03/15/64	1,013	966
AdaptHealth LLC
5.13%, 03/01/30 (c)	165	158
Amgen Inc.
5.75%, 03/02/63	2,463	2,371
Augusta SpinCo Corporation
5.25%, 03/23/36	747	747
Bausch + Lomb Corporation
8.38%, 10/01/28 (c)	650	671
Bausch Health Companies Inc.
5.25%, 01/30/30 (c)	185	121
14.00%, 10/15/30 (c)	30	29
BioMarin Pharmaceutical Inc.
5.50%, 02/15/34 (c)	260	255
Cardinal Health, Inc.
4.60%, 03/15/43	1,720	1,491
4.50%, 11/15/44	243	204
Community Health Systems, Inc.
6.00%, 01/15/29 (c)	360	356
6.88%, 04/15/29 (c)	180	173
4.75%, 02/15/31 (c)	225	207
Elevance Health, Inc.
4.55%, 05/15/52	490	396
GE HealthCare Technologies Inc.
4.80%, 01/15/31	1,741	1,752
Genmab A/S
6.25%, 12/15/32 (c)	280	287
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (c)	635	622
Illumina, Inc.
4.75%, 12/12/30	1,466	1,459
IQVIA Inc.
6.25%, 06/01/32 (c)	340	345
Labcorp Holdings Inc.
4.80%, 10/01/34	3,639	3,547
Lifepoint Health, Inc.
10.00%, 06/01/32 (c)	230	234
Mars, Incorporated
5.70%, 05/01/55 (c)	1,809	1,767
Merck & Co., Inc.
5.70%, 09/15/55	2,195	2,180
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (c)	2,432	2,408
Novartis Capital Corporation
5.70%, 03/18/56	1,872	1,886
Quest Diagnostics Incorporated
5.00%, 12/15/34	1,712	1,700
Radiology Partners, Inc.
9.78%, 02/15/30 (a) (c) (k) (m)	157	144
8.50%, 07/15/32 (c)	375	380
Royalty Pharma PLC
5.95%, 09/25/55	1,079	1,052
Select Medical Corporation
6.25%, 12/01/32 (c) (e)	245	234
Takeda U.S. Financing, Inc.
5.90%, 07/07/55	1,788	1,782
Tenet Healthcare Corporation
6.13%, 06/15/30	530	533
5.50%, 11/15/32 (c)	85	84
6.00%, 11/15/33 (c) (e)	85	86
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	1,823	1,878
VSP Optical Group, Inc.
5.45%, 12/01/35 (c)	650	638
Zoetis Inc.
4.70%, 02/01/43	705	629
		38,272
Communication Services 1.5%
Altice France
6.88%, 07/15/32 (c)	358	339
AT&T Inc.
2.75%, 06/01/31	4,000	3,661
3.50%, 09/15/53	4,991	3,271
Bell Canada inc.
7.00%, 09/15/55	1,803	1,840
Black Pearl Compute LLC
6.13%, 02/15/31 (c)	260	265
CCO Holdings, LLC
5.13%, 05/01/27 (c)	149	149
4.75%, 03/01/30 (c)	755	716
4.75%, 02/01/32 (c)	640	578
4.25%, 01/15/34 (c) (e)	280	240
7.38%, 02/01/36 (c)	100	100
Cipher Compute LLC
7.13%, 11/15/30 (c)	400	414
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	185	185
8.88%, 02/01/30 (c)	480	478
DISH DBS Corporation
5.75%, 12/01/28 (c)	720	695
5.13%, 06/01/29	525	469
EchoStar Corporation
10.75%, 11/30/29	435	469
Getty Images, Inc.
10.50%, 11/15/30 (c)	410	370
Gray Media, Inc.
9.63%, 07/15/32 (c)	240	240
7.25%, 08/15/33 (c)	365	368
iHeartCommunications, Inc.
9.13%, 05/01/29 (c) (l)	100	91
ION Platform Finance S.a r.l.
5.00%, 05/01/28 (c)	475	443
Lamar Media Corp.
5.38%, 11/01/33 (c)	705	691
Level 3 Financing, Inc.
4.25%, 07/01/28 (c)	180	174
6.88%, 06/30/33 (c)	485	493
Lumen Technologies, Inc.
8.00%, 06/01/36	95	31
Match Group Holdings II, LLC
5.00%, 12/15/27 (c)	570	567
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (c)	270	275
Millicom International Cellular S.A.
5.13%, 01/15/28 (b)	540	534
6.25%, 03/25/29 (b)	630	626
4.50%, 04/27/31 (b)	200	182
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	280	277
Neptune BidCo US Inc.
10.38%, 05/15/31 (c)	335	337
Nexstar Media Group, Inc.
6.50%, 09/15/33 (c)	675	673
7.25%, 04/15/34 (c)	150	150
Outfront Media Capital Corporation
7.38%, 02/15/31 (c)	200	209
Radiate HoldCo, LLC
4.50%, 09/15/26 (c) (e)	85	82
Sirius XM Radio LLC
5.50%, 07/01/29 (c)	885	878
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (c)	390	386
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (b)	200	199
TELUS Corporation
7.00%, 10/15/55	1,740	1,769

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc.
3.40%, 10/15/52	1,939	1,274
5.50%, 01/15/55	5,000	4,604
5.25%, 06/15/55	1,117	993
5.88%, 11/15/55	1,078	1,051
Uniti Group Inc.
8.63%, 06/15/32 (c) (e)	200	204
8.63%, 06/15/32 (c)	85	86
Verizon Communications Inc.
5.75%, 11/30/45	2,206	2,156
Videotron Ltee
5.70%, 01/15/35 (c)	1,712	1,729
Wayfair LLC
7.25%, 10/31/29 (c)	250	255
6.75%, 11/15/32 (c)	340	343
Windstream Services, LLC
8.25%, 10/01/31 (c)	315	330
7.50%, 10/15/33 (c)	320	332
Wulf Compute LLC
7.75%, 10/15/30 (c)	215	227
Ziggo B.V.
4.88%, 01/15/30 (c)	200	187
		37,685
Information Technology 1.5%
Amentum Escrow Corp.
7.25%, 08/01/32 (c)	205	212
Amphenol Corporation
5.30%, 11/15/55	1,283	1,206
AppLovin Corporation
5.38%, 12/01/31	862	870
ArcelorMittal
6.00%, 06/17/34 (e)	927	976
Arrow Electronics, Inc.
5.15%, 08/21/29	1,711	1,728
Athenahealth Group Inc.
6.50%, 02/15/30 (c)	400	376
Atlassian Corporation
5.25%, 05/15/29	1,411	1,421
Cloud Software Group, Inc.
6.50%, 03/31/29 (c)	325	316
9.00%, 09/30/29 (c)	280	270
6.63%, 08/15/33 (c)	180	159
Coreweave, Inc.
9.25%, 06/01/30 (c)	290	282
Dell Inc.
6.50%, 04/15/38	797	850
Ellucian Holdings Inc.
6.50%, 12/01/29 (c)	500	488
Flash Compute LLC
7.25%, 12/31/30 (c)	260	261
Flex Ltd.
5.38%, 11/13/35	904	891
Foundry JV Holdco LLC
6.15%, 01/25/32 (c)	1,500	1,570
5.88%, 01/25/34 (c)	1,000	1,016
Jabil Inc.
4.75%, 02/01/33	758	737
Kyndryl Holdings, Inc.
4.10%, 10/15/41	3,251	2,270
Marvell Technology, Inc.
5.95%, 09/15/33	3,251	3,433
McAfee Corp.
7.38%, 02/15/30 (c)	115	95
Motorola Solutions, Inc.
5.20%, 08/15/32	1,416	1,438
NXP B.V.
4.85%, 08/19/32	1,433	1,417
Oak-Eagle Acquireco, Inc.
7.25%, 07/01/33 (c)	315	326
8.75%, 07/01/34 (c)	175	183
Qnity Electronics, Inc.
6.25%, 08/15/33 (c)	195	197
Qorvo, Inc.
3.38%, 04/01/31 (c)	1,019	922
Renesas Electronics Corporation
2.17%, 11/25/26 (c) (l)	3,570	3,513
Roper Technologies, Inc.
4.25%, 09/15/28	530	527
SK Hynix Inc.
4.25%, 09/11/28 (c)	5,060	5,036
UKG Inc.
6.88%, 02/01/31 (c)	720	700
VeriSign, Inc.
5.25%, 06/01/32	2,181	2,199
Wipro IT Services, LLC
1.50%, 06/23/26 (b)	200	199
Workday, Inc.
3.80%, 04/01/32	947	879
		36,963
Consumer Staples 1.2%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	689	629
3.00%, 02/16/31 (c)	459	419
Agrosuper S.A.
4.60%, 01/20/32 (b)	150	142
Allied Universal Holdco LLC
6.00%, 06/01/29 (c) (e)	235	227
7.88%, 02/15/31 (c)	670	689
Ashtead Capital, Inc.
5.55%, 05/30/33 (c)	1,869	1,887
B.A.T Capital Corporation
5.63%, 08/15/35	1,715	1,765
4.54%, 08/15/47	1,554	1,265
Belron UK Finance PLC
5.75%, 10/15/29 (c)	680	682
Block Financial LLC
5.38%, 09/15/32	1,890	1,837
Bunge Limited Finance Corp.
4.65%, 09/17/34	1,840	1,780
Cencosud S.A.
4.38%, 07/17/27 (b)	200	199
Cosan Overseas Limited
8.25% (b) (g)	1,400	1,330
Energizer Holdings, Inc.
6.00%, 09/15/33 (c) (e)	305	286
Froneri Lux Topco S.a r.l.
6.00%, 08/01/32 (c)	715	699
Industrial F&B Investments III, Inc.
7.75%, 02/11/33 (c)	195	197
ION Platform Finance S.a r.l.
7.88%, 09/30/32 (c)	200	155
JBS USA Food Company
5.63%, 03/10/37 (c)	560	560
JBS USA Holding Lux S.a r.l.
6.25%, 03/01/56	1,853	1,808
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (b)	400	352
Mavis Tire Express Services TopCo, Corp.
6.50%, 05/15/29 (c)	160	158
Minerva Luxembourg S.A.
8.88%, 09/13/33 (c)	200	213
NBM US Holdings, Inc.
6.63%, 08/06/29 (b)	600	603
Opal Bidco SAS
6.50%, 03/31/32 (c)	740	737
Performance Food Group, Inc.
5.63%, 03/01/34 (c)	185	178
Philip Morris International Inc.
5.25%, 02/13/34	1,541	1,571
Post Holdings, Inc.
6.38%, 03/01/33 (c)	405	399
6.25%, 10/15/34 (c)	35	34
Primo Water Holdings Inc.
6.25%, 04/01/29 (c)	315	315
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (b)	1,765	1,774
PT. Indofood CBP Sukses Makmur
3.40%, 06/09/31 (b)	500	460

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (c)	1,758	1,766
Rutas 2 And 7 Finance Ltd.
0.00%, 09/30/36 (b) (d)	1,540	1,171
U.S. Foods Inc.
5.75%, 04/15/33 (c)	700	696
United Rentals (North America), Inc.
5.38%, 11/15/33 (c)	330	320
VT Topco, Inc.
8.50%, 08/15/30 (c) (e)	210	212
Wand NewCo 3, Inc.
7.63%, 01/30/32 (c)	910	930
		28,445
Materials 1.1%
Anglo American Capital PLC
5.25%, 03/19/36 (c)	1,453	1,428
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	1,300	1,251
Aris Mining Corporation
8.00%, 10/31/29 (c)	600	618
Arsenal AIC Parent LLC
8.00%, 10/01/30 (c)	150	156
Cap S.A.
3.90%, 04/27/31 (b)	1,400	1,165
3.90%, 04/27/31 (c)	600	499
CCL Industries Inc.
3.05%, 06/01/30 (c)	1,848	1,725
Celanese US Holdings LLC
6.50%, 04/15/30 (e)	230	235
6.75%, 04/15/33 (e)	230	236
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (b) (g)	2,100	2,090
7.20%, (100, 06/10/30) (c) (g)	200	203
Chemours Company, The
7.88%, 03/15/34 (c)	95	95
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (c)	325	325
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (b)	1,000	939
CSN Resources S.A.
5.88%, 04/08/32 (b)	1,400	856
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	199
5.25%, 09/01/29	300	303
Glencore Funding LLC
5.20%, 07/01/33 (c)	1,836	1,839
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (b)	1,000	1,020
Inversiones CMPC S.A.
6.70%, 12/09/57 (c)	200	195
MATIV Holdings, Inc.
8.00%, 10/01/29 (c) (e)	235	219
Minsur S.A.
4.50%, 10/28/31 (b)	1,400	1,314
Nexa Resources S.A.
6.50%, 01/18/28 (b)	200	203
Novelis Corporation
6.88%, 01/30/30 (c)	190	192
OCP S.A.
6.75%, 05/02/34 (b)	1,500	1,561
Olin Corporation
6.63%, 04/01/33 (c)	170	166
Olympus Water US Holding Corporation
7.25%, 02/15/33 (c)	290	277
Orbia Advance Corporation, S.A.B. de C.V.
6.75%, 09/19/42 (b)	400	319
5.88%, 09/17/44 (b)	200	143
Periama Holdings, LLC
5.95%, 04/19/26 (b)	500	499
PT Freeport Indonesia
4.76%, 04/14/27 (b)	500	499
Sasol Financing USA LLC
4.38%, 09/18/26	200	199
Solstice Advanced Materials US, Inc.
5.63%, 09/30/33 (c)	485	478
Sonoco Products Company
4.60%, 09/01/29	483	482
5.00%, 09/01/34 (e)	448	439
SunCoke Energy, Inc.
4.88%, 06/30/29 (c)	270	244
Suzano Netherlands B.V.
5.50%, 01/15/36	1,882	1,820
Tronox Incorporated
9.13%, 09/30/30 (c) (e)	85	85
Unigel Luxembourg S.A.
13.50%, 12/31/27 (c) (h) (i) (k)	44	1
13.50%, 12/31/27 (b) (h) (i) (k)	62	1
11.00%, 12/31/28 (c) (h) (i) (k)	52	1
11.00%, 12/31/28 (b) (h) (i) (k)	222	2
Vale Overseas Ltd.
6.40%, 06/28/54	673	680
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (c)	450	458
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	350	321
		25,980
Real Estate 1.0%
American Tower Corporation
5.55%, 07/15/33	850	873
3.70%, 10/15/49	624	449
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (c) (e)	210	198
7.00%, 04/15/30 (c)	235	235
9.75%, 04/15/30 (c)	220	233
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (b)	693	694
7.25%, 01/31/41 (c)	495	496
Crown Castle Inc.
5.10%, 05/01/33	5,000	4,928
Equinix Europe 2 Financing Corporation LLC
4.60%, 11/15/30	905	898
Essential Properties, L.P.
5.40%, 12/01/35	1,843	1,814
Extra Space Storage LP
5.40%, 02/01/34	1,716	1,742
First Industrial, L.P.
5.25%, 01/15/31	2,176	2,197
GLP Financing, LLC
5.63%, 03/01/36	1,500	1,456
Iron Mountain Incorporated
7.00%, 02/15/29 (c)	405	413
Omega Healthcare Investors, Inc.
3.38%, 02/01/31	966	894
3.25%, 04/15/33 (e)	1,032	908
Park Intermediate Holdings LLC
7.00%, 02/01/30 (c)	380	385
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	1,326	1,363
RHP Hotel Properties, LP
6.50%, 06/15/33 (c)	420	427
5.75%, 03/15/34 (c)	305	301
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,011	914
Service Properties Trust
0.00%, 09/30/27 (c) (d)	325	296
5.50%, 12/15/27	115	115
8.88%, 06/15/32	220	218
Store Capital LLC
4.95%, 02/11/31 (c)	319	316
VICI Properties Inc.
4.63%, 12/01/29 (c)	1,786	1,756
XHR LP
6.63%, 05/15/30 (c)	675	682
		25,201
Total Corporate Bonds And Notes (cost $630,780)		615,854

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.5%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (m)	956	891
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31 (m)	2,042	2,061
Series 2024-B-1A, 6.90%, 05/16/31 (m)	4,008	4,033
AASET 2024-2 Ltd.
Series 2024-A-2A, 5.93%, 09/16/31 (m)	1,256	1,260
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 2.20%, (1 Month Term SOFR + 0.33%), 01/25/37 (a) (m) (n)	2,393	1,267
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 2.45%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (m) (n)	2,196	1,555
Affirm Asset Securitization Trust 2025-X1
Series 2025-B-X1, 5.19%, 07/15/26	2,600	2,603
Affirm Asset Securitization Trust 2025-X2
Series 2025-A-X2, 4.45%, 12/15/26	1,663	1,664
Affirm Master Trust
Series 2026-A-1A, REMIC, 4.37%, 02/15/28	1,700	1,696
AIMCO CLO 10 Ltd.
Series 2019-D1RR-10A, 6.67%, (3 Month Term SOFR + 3.00%), 07/22/37 (a)	2,000	2,003
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	2,679	2,243
Alternative Loan Trust 2005-43
Series 2005-1A2-27, REMIC, 4.54%, (12 Month Treasury Average + 1.40%), 08/25/35 (a) (n)	127	120
Series 2005-A3-32T1, REMIC, 4.79%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,338	2,124
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 4.33%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (m) (n)	2,383	2,218
Series 2005-2A1-J12, REMIC, 2.36%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (m) (n)	5,351	2,643
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,102	1,873
Alternative Loan Trust 2006-19CB
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,107	1,598
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,235	1,555
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,100	1,694
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 4.30%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (m) (n)	358	404
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.42%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (m) (n)	2,655	2,390
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 4.53%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (m) (n)	1,761	1,584
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 0.00%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (m) (n)	4,589	4,012
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	2,805	2,011
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,946	2,372
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 3.82%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (m) (n)	118	109
Anthelion CLO 2025-1 Ltd.
Series 2025-A1-1A, REMIC, 5.17%, (3 Month Term SOFR + 1.50%), 07/21/36 (a)	1,000	998
Apidos CLO XLIII Ltd.
Series 2022-A1R-39A, 4.90%, (3 Month Term SOFR + 1.23%), 10/21/38 (a)	500	500
AREIT 2024-CRE9 Ltd.
Series 2024-B-CRE9, 6.21%, (1 Month Term SOFR + 2.54%), 02/20/29 (a) (m)	1,820	1,820
AREIT 2025-CRE10 Ltd.
Series 2025-A-CRE10, 5.07%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	2,290	2,288
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 1.54%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (m) (n)	10,240	5,444
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 0.78%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (m) (n)	12,831	3,292
Avant Credit Card Master Trust
Series 2025-C-1A, 5.28%, 04/15/31	1,700	1,684
Bain Capital Credit CLO 2023-2, Limited
Series 2023-A1R-2A, 4.99%, (3 Month Term SOFR + 1.32%), 07/18/38 (a)	2,000	2,002
Bain Capital Credit CLO 2024-4 Ltd.
Series 2024-D1-4A, 6.77%, (3 Month Term SOFR + 3.10%), 10/23/37 (a)	500	496
Balboa Bay Loan Funding 2025-2 Ltd.
Series 2025-A1-2A, 4.91%, (3 Month Term SOFR + 1.25%), 01/20/39 (a)	1,000	998
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.73%, 08/14/26 (a)	3,125	1,107
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.69%, 02/20/35 (a)	169	158
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	2,190
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,846
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,309
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	608
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	2,280	2,058
Bank of America Corporation
Series 2005-A1-D, REMIC, 5.50%, 05/25/35 (a)	1,309	1,259
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,368	2,407
Bank5 2024-5YR8
Series 2024-A3-5YR8, REMIC, 5.88%, 07/17/29	870	898
Bank5 2024-5YR9
Series 2024-A3-5YR9, REMIC, 5.61%, 08/15/29	2,363	2,425
Bank5 2025-5YR16
Series 2025-AS-5YR19, REMIC, 5.61%, 12/17/30	1,891	1,933
Bank5 2026-5YR20
Series 2026-A3-5YR20, REMIC, 5.10%, 01/17/31	825	835
Barclays Mortgage Loan Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.84%, 12/25/65 (m)	992	984
Series 2026-A3-NQM1, REMIC, 5.24%, 12/25/65 (m)	992	983
Bayswater Park CLO, Ltd.
Series 2023-A1R-1A, 4.88%, (3 Month Term SOFR + 1.21%), 01/20/39 (a)	2,000	1,995
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	2,600	2,370
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,134
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,819

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,598
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,953
BBCMS Mortgage Trust 2024-5C27
Series 2024-AS-5C27, REMIC, 6.41%, 06/15/29 (a)	1,600	1,664
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,369	2,421
BBCMS Mortgage Trust 2025-5C34
Series 2025-A3-5C34, REMIC, 5.66%, 04/15/30	1,593	1,647
Series 2026-C-5C40, REMIC, 5.81%, 01/17/31	870	864
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 4.90%, 03/27/47 (a)	3,525	2,938
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (a)	458	166
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 4.17%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (m)	1,040	1,123
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.45%, 03/26/37 (a)	24	23
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	2,978	1,266
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 5.16%, 05/25/35 (a)	44	43
Series 2005-22A1-7, REMIC, 4.72%, 09/25/35 (a)	56	29
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 4.69%, 11/25/30 (a)	—	—
Series 2002-1A1-11, REMIC, 6.13%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 6.00%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 6.18%, 01/25/34 (a)	26	25
Series 2004-2A1-8, REMIC, 5.62%, 11/25/34 (a)	74	66
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 4.77%, 01/26/36 (a)	123	87
Series 2007-2A1-R6, REMIC, 4.44%, 12/26/46 (a)	104	80
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	945
Series 2019-C-B13, REMIC, 3.84%, 10/17/29	889	755
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,472
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,288
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.53%, 01/16/32 (a)	2,300	1,984
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,704
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,400	2,439
Benchmark 2024-V11 Mortgage Trust
Series 2024-A3-V11, REMIC, 5.91%, 10/17/29 (a)	1,964	2,037
Benchmark 2024-V8 Mortgage Trust
Series 2024-A2-V8, REMIC, 5.71%, 05/17/29 (a)	2,386	2,455
Series 2024-A3-V8, REMIC, 6.19%, 06/15/29 (a)	1,963	2,050
Series 2024-D-V8, REMIC, 4.00%, 07/17/29	984	876
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,361	2,420
Benchmark 2025-V15 Mortgage Trust
Series 2025-AS-V15, REMIC, 6.17%, 05/15/30	1,306	1,358
Benchmark 2025-V18 Mortgage Trust
Series 2025-AS-V18, REMIC, 5.59%, 10/18/30 (a)	1,438	1,457
Benchmark 2025-V19 Mortgage Trust
Series 2025-B-V19, REMIC, 5.90%, 12/16/30 (a)	707	722
Benchmark 2026-B42 Mortgage Trust
Series 2026-ASB-B42, REMIC, 4.94%, 09/17/35	2,118	2,137
Benchmark 2026-V20 Mortgage Trust
Series 2026-C-V20, REMIC, 5.44%, 01/17/31	325	318
Benchmark 2026-V21 Mortgage Trust
Series 2026-A3-V21, REMIC, 5.13%, 03/17/31	1,756	1,775
Benefit Street Partners CLO 42 Ltd.
Series 2025-D1-42A, 6.37%, (3 Month Term SOFR + 2.70%), 10/25/38 (a)	500	492
Benefit Street Partners CLO 46 Ltd.
Series 2025-A-46A, 4.88%, (3 Month Term SOFR + 1.21%), 01/25/39 (a)	1,000	998
Bluemountain CLO XXIII LLC
Series 2018-D1R-23A, 7.52%, (3 Month Term SOFR + 3.85%), 07/20/37 (a)	2,000	2,000
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C6, REMIC, 5.32%, 09/17/29	2,367	2,405
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,563	1,587
BMO 2026-C14 Mortgage Trust
Series 2026-B-C14, REMIC, 5.82%, 02/15/36 (a)	1,649	1,669
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (m)	5,762	5,763
BRSP 2026-Fl3 Ltd.
Series 2026-D-FL3, 6.53%, (1 Month Term SOFR + 2.85%), 08/19/43 (a) (m)	1,770	1,772
BSPRT 2023-FL10 Issuer LLC
Series 2023-B-FL10, 6.94%, (1 Month Term SOFR + 3.27%), 08/15/28 (a) (m)	2,500	2,503
BSTN Commercial Mortgage Trust 2025-HUB
Series 2025-D-HUB, REMIC, 6.37%, 04/15/31 (a)	1,330	1,317
BX Commercial Mortgage Trust 2026-ALOHA
Series 2026-D-ALOHA, REMIC, 0.00%, 04/15/28 (a)	1,290	1,290
BX Commercial Mortgage Trust 2026-CSMO
Series 2026-C-CSMO, REMIC, 5.67%, (1 Month Term SOFR + 2.00%), 02/15/28 (a)	1,320	1,321
BX Commercial Mortgage Trust 2026-XL6
Series 2026-B-XL6, REMIC, 5.12%, (1 Month Term SOFR + 1.45%), 03/15/28 (a)	1,300	1,294
BX Trust
Series 2025-C-ARIA, REMIC, 5.52%, 12/13/30 (a)	851	846
BXMT 2026-FL6, Ltd.
Series 2026-A-FL6, REMIC, 5.13%, (1 Month Term SOFR + 1.45%), 08/19/43 (a) (m)	2,650	2,649
BXP Trust 2017-GM
Series 2017-C-GM, REMIC, 3.54%, 06/15/27 (a)	1,306	1,284
Campbellsville Independent School District
Series 2018-DR-27A, 7.76%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,471
Canyon Capital CLO 2019-2 Ltd.
Series 2019-DR2-2A, 6.75%, (3 Month Term SOFR + 2.85%), 10/15/34 (a)	1,000	951
Canyon CLO 2021-3, Ltd.
Series 2021-DR-3A, 6.75%, (3 Month Term SOFR + 0.00%), 07/15/34 (a)	1,000	961
Carlyle US CLO 2018-4 Ltd.
Series 2018-D1R-4A, 6.77%, (3 Month Term SOFR + 3.10%), 10/19/37 (a)	500	493
Carlyle US CLO 2019-4 Ltd.
Series 2019-A2R-4A, 5.42%, (3 Month Term SOFR + 1.75%), 04/15/35 (a)	1,000	1,000
Carlyle US CLO 2021-8 Ltd.
Series 2021-A1R-8A, REMIC, 5.25%, (3 Month Term SOFR + 0.00%), 10/15/38 (a)	3,000	3,001

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Carlyle US CLO 2025-5 Ltd.
Series 2025-D1-5A, 6.33%, (3 Month Term SOFR + 2.60%), 01/18/39 (a)	1,000	986
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	1,500	1,497
Cathedral Lake VIII, Ltd.
Series 2021-D1-8A, 7.35%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	996
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 0.13%, 01/25/37 (a) (m) (n)	2,436	650
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 05/17/52	2,737	274
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.20%, 12/25/35 (a)	8	8
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	342	109
CIFC Funding 2019-III Ltd.
Series 2019-D1R2-3A, 6.42%, (3 Month Term SOFR + 2.75%), 01/16/38 (a)	500	497
CIFC Funding 2021-V Ltd.
Series 2021-D1R-5A, 6.65%, (3 Month Term SOFR + 2.75%), 01/15/38 (a)	500	496
CIFC Funding 2025-VII Ltd.
Series 2025-D1-7A, 6.34%, (3 Month Term SOFR + 2.60%), 01/24/39 (a)	1,500	1,479
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	549	499
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A3-B2, REMIC, 3.74%, 01/12/28	2,647	2,611
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,556
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.36%, 10/25/37 (a) (m)	1,375	1,330
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,287
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	330	320
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A3A-8, REMIC, 4.56%, 10/25/35 (a)	337	410
Series 2005-A2A-11, REMIC, 6.72%, (1 Year Treasury + 2.40%), 10/25/35 (a) (n)	5	5
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 2.96%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (m) (n)	200	136
CLI Funding IX LLC
Series 2025-A-1A, 5.35%, 06/22/37	1,392	1,396
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,170
COMM 2005-C6
Series 2025-E-ELP, REMIC, 6.67%, 11/15/30 (a)	890	876
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.28%, 02/12/48 (a)	200	179
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.23%, 08/06/29 (a)	889	941
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 4.42%, 03/25/32 (a)	9	8
Crown City CLO I
Series 2020-A1RR-1A, 5.04%, (3 Month Term SOFR + 1.37%), 07/20/38 (a)	1,000	1,000
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.77%, 10/10/31 (a)	2,810	2,495
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	6,320	6,074
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,251	529
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	134	132
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.90%, 11/12/32 (a)	5,200	130
CSTL Commercial Mortgage Trust 2026-GATE3
Series 2026-C-GATE3, REMIC, 5.30%, 02/10/43 (a)	1,570	1,539
CWABS, Inc.
Series 2005-3A2A-HYB9, REMIC, 4.62%, (12 Month Term SOFR + 2.47%), 02/20/36 (a)	7	6
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	950	938
Series 2004-A2-HYB6, REMIC, 5.24%, 11/21/34 (a)	168	161
Series 2004-A3-22, REMIC, 4.79%, 11/25/34 (a)	64	59
Series 2004-1A1-HYB9, REMIC, 5.02%, 02/20/35 (a)	6	6
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	2,579	1,416
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	860	382
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,685	1,677
Series 2024-A2-2A, 4.50%, 05/20/29	3,000	2,917
DataBank Issuer II LLC
Series 2025-A2-1A, 5.18%, 10/25/28	1,500	1,470
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 2.44%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (m) (n)	4,113	3,539
Domino's Pizza, Inc.
Series 2025-A2II-1A, 5.22%, 07/25/32	1,500	1,501
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 7.18%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	990
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 6.93%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	2,000	1,997
Extended Stay America Trust 2026-ESH2
Series 2026-D-ESH2, REMIC, 5.92%, (1 Month Term SOFR + 2.25%), 02/15/43 (a)	1,318	1,320
Extenet Issuer, LLC
Series 2025-B-1A, 5.70%, 07/25/29	1,500	1,507
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	7,820	2,364
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 4.64%, 10/25/35 (a)	163	145
Series 2005-4A1-AR6, REMIC, 5.17%, 02/25/36 (a)	36	34
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,273
GCAT 2026-NQM2 Trust
Series 2026-A1-NQM2, REMIC, 5.45%, 02/25/71 (a)	5,000	5,000
Generate CLO 12 Ltd.
Series 2023-AR-12A, 5.00%, (3 Month Term SOFR + 1.33%), 07/20/38 (a)	2,000	2,002
GGP 2026-TY
Series 2026-A-TY, REMIC, 4.67%, 03/07/31	1,330	1,305
GM Financial Consumer Automobile Receivables Trust 2024-1
Series 2024-A3-1, 4.85%, 12/18/28	1,810	1,817
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	434	363
GreenSky Home Improvement Issuer Trust 2025-3
Series 2025-D-3A, 5.15%, 12/27/60	1,500	1,491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 5.22%, (1 Month Term SOFR + 1.55%), 07/16/35 (a) (m)	1,898	19
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.86%, 09/25/35 (a)	58	55
Series 2005-6A1-AR7, REMIC, 4.11%, 11/25/35 (a)	19	17
GS Mortgage Securities Corporation Trust 2024-MARK
Series 2026-A-DAWN, REMIC, 5.82%, 04/11/31 (a)	1,306	1,301
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/10/48	29	29
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	4,000	3,768
GS Mortgage-Backed Securities Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.87%, 01/25/30 (a) (m)	977	969
Series 2026-A2-NQM1, REMIC, 5.12%, 01/25/30 (m)	244	242
Series 2026-A3-NQM1, REMIC, 5.23%, 01/25/30 (m)	244	242
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 3.84%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (m) (n)	240	235
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 5.78%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (m) (n)	15,461	2,946
HarborView Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 4.51%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (m) (n)	24	22
Series 2005-3A1-4, REMIC, 4.69%, 07/19/35 (a)	187	135
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,625	4,586
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (m)	3,622	3,614
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (c) (m)	920	884
Series 2024-A-I, 5.38%, 09/15/31 (m)	1,850	1,824
HSI Asset Securitization Corporation
Series 2006-1A1-HE1, REMIC, 1.40%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (m) (n)	5,108	1,399
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 3.06%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (m) (n)	319	203
Hyundai Auto Receivables Trust 2024-C
Series 2024-C-C, 4.86%, 10/15/28	1,150	1,160
ICG US CLO 2023-1 I Ltd.
Series 2023-AR-1A, 5.05%, (3 Month Term SOFR + 1.38%), 07/18/38 (a)	1,000	1,001
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,348
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 5.65%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.63%, 08/25/35 (a)	672	492
Series 2005-1A1-AR31, REMIC, 3.47%, 01/25/36 (a)	130	116
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	23
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	4	4
J.P. Morgan Mortgage Trust 2025-VIS2
Series 2025-M1-VIS2, REMIC, 6.20%, 06/25/29 (a)	5,693	5,717
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.96%, 10/17/50 (a)	74,553	699
LBTY Commercial Mortgage Trust 2026-225L
Series 2026-B-225L, REMIC, 4.88%, 02/10/43 (a)	1,225	1,201
LCM 28 Ltd.
Series D-28A, 6.88%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	985
LCM XIV Limited Partnership
Series DR-14A, 6.68%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (c)	1,447	1,446
LCM XV LP
Series DR-15A, 7.63%, (3 Month Term SOFR + 3.96%), 07/22/30 (a)	1,002	1,002
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 4.29%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,383	2,822
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 4.20%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (m) (n)	1,988	1,982
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 1.55%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (m) (n)	3,076	2,561
LMRK Issuer Co. 2 LLC
Series 2025-A-1A, 5.52%, 09/16/30	2,500	2,505
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-C-CRE5, REMIC, 6.14%, (1 Month Term SOFR + 2.46%), 07/15/36 (a)	2,000	2,000
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.06%, (1 Month Term SOFR + 1.39%), 11/01/29 (a) (m)	2,290	2,288
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	930	928
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (c) (m)	1,170	1,153
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-D-11MD, REMIC, 5.94%, 10/18/30 (a) (n)	1,780	1,795
Marble Point CLO XXI Ltd.
Series 2021-D1R-3A, 6.42%, (3 Month Term SOFR + 2.75%), 10/17/34 (a)	2,000	1,923
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 3.65%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (m) (n)	374	359
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 3.31%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (m) (n)	3,257	2,827
MASTR Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 2.14%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (m) (n)	261	62
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,208	681
Series 2006-1A10-2, REMIC, 6.00%, (1 Month Term SOFR + 6.00%), 06/25/36 (a)	1,028	579
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 4.39%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	6	5
Menlo CLO I Ltd.
Series 2024-A1-1A, 5.09%, (3 Month Term SOFR + 1.42%), 01/20/38 (a)	2,000	1,999
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 4.29%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (m)	11	11
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 5.45%, 05/25/33 (a) (n)	42	40
MF1 2021-FL7 Ltd.
Series 2021-B-FL7, 5.54%, (1 Month Term SOFR + 1.86%), 10/16/36 (a)	1,900	1,898
MF1 2024-FL14 LLC
Series 2024-AS-FL14, REMIC, 5.91%, (1 Month Term SOFR + 2.24%), 03/19/39 (a)	2,500	2,506
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.00%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	1,758	1,758

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
MF1 2026-FL21 LLC
Series 2026-B-FL21, 5.43%, (1 Month Term SOFR + 1.80%), 02/19/41 (a)	2,600	2,595
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (m)	3,051	3,056
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.55%, 09/25/30 (a)	8,210	7,494
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1
Series 2025-D-5C1, REMIC, 4.00%, 03/15/30	1,327	1,166
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 6.63%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	18
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	1,337	1,188
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 0.87%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (m) (n)	9,305	3,070
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 4.31%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (m)	428	420
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	528	497
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	394	354
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	611	537
Series 2020-B-1A, 3.10%, 11/22/32	763	660
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	693	569
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	2,082	1,968
MP 2023 LLC
Series 2025-A-1A, 5.55%, 11/15/65	1,984	1,953
Navigator Aviation Designated Activity Company
Series 2021-A-1, 2.77%, 11/15/28 (m)	1,816	1,711
Neuberger Berman CLO XVII Ltd.
Series 2014-AR3-17A, 5.07%, (3 Month Term SOFR + 1.40%), 07/22/38 (a)	1,000	1,000
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,100
New Residential Mortgage Loan Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.82%, 11/25/65 (a) (m)	1,580	1,565
Series 2026-A2-NQM1, REMIC, 5.08%, 11/25/65 (m)	247	245
Series 2026-A3-NQM1, REMIC, 5.18%, 11/25/65 (m)	494	488
NJ 2025-WBRK Mortgage Trust
Series 2025-A-WBRK, REMIC, 5.87%, 03/07/30	950	971
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	1,423	1,372
NYC Commercial Mortgage Trust 2026-7W34
Series 2026-A-7W34, REMIC, 5.21%, 02/06/31 (a)	650	646
NYMT Loan Trust 2026-INV1
Series 2026-A1-INV1, REMIC, 4.77%, 02/25/61 (a) (m)	499	494
Series 2026-A2-INV1, REMIC, 5.05%, 02/25/61 (m)	249	247
Series 2026-A3-INV1, REMIC, 5.20%, 02/25/61 (m)	249	246
OBX 2025-NQM11 Trust
Series 2025-M1-NQM11, REMIC, 6.15%, 05/25/65 (a)	5,000	5,007
OBX 2026-NQM2 Trust
Series 2026-A1-NQM2, REMIC, 4.82%, 01/25/30 (a) (m)	1,181	1,171
Oceanview Mortgage Trust 2026-SBC1
Series 2026-A-1, REMIC, 5.10%, 01/25/56 (a)	1,988	1,961
Octagon Investment Partners 34 17 1A 144A
Series 2017-D-34, 6.43%, (3 Month Term SOFR + 2.76%), 01/22/30 (a)	1,000	994
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 7.28%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	950
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 6.93%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	499
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 3.60%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (m) (n)	1,689	1,649
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 1.91%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (m) (n)	537	317
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 2.98%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (m) (n)	948	922
P11 Commercial Mortgage Trust 2025-P11
Series 2025-C-P11, REMIC, 6.72%, 08/12/30 (a)	1,330	1,377
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 3.79%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (m) (n)	5,000	4,248
Phantom Aviation
Series 2026-A-1, 5.24%, 01/18/33 (m)	2,250	2,236
PLYM Commercial Mortgage Trust 2026-IND
Series 2026-C-IND, 5.32%, (1 Month Term SOFR + 1.65%), 03/15/28 (a)	1,030	1,021
Pret 2025-NPL7 LLC
Series 2025-A1-NPL7, 5.66%, 07/25/55 (m)	901	901
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 4.19%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	2	2
Primrose Funding LLC
Series 2025-A2-1A, 6.46%, 07/30/32 (c)	1,493	1,509
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	11,955
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,140
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,986
Progress Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 3.30%, 04/17/29	5,833	5,596
PRPM 2025-5, LLC
Series 2025-A1-5, 5.73%, 07/25/30 (m)	905	906
PRPM 2026-NQM1 Trust
Series 2026-M1-NQM1, REMIC, 5.72%, 02/25/71 (a)	1,000	986
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,053	1,642
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 4.13%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (m)	690	641
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (m)	3,374	1,547
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (a) (m)	1,983	674
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,291	2,036
Residential Accredit Loans, Inc.
Series 2006-A5-QS1, REMIC, 4.70%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	2,942	2,328
Series 2006-A21-QA1, REMIC, 5.01%, 01/25/36 (a)	2,733	1,910
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (c)	4,000	3,996
Series 2023-B-1A, 5.75%, 09/15/28 (c)	3,000	2,964
RFR Trust 2025-SGRM
Series 2025-E-SGRM, REMIC, 7.51%, 03/11/29 (a)	1,330	1,335

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Rockland Park Limited
Series 2021-A1R-1A, 4.97%, (3 Month Term SOFR + 1.30%), 07/20/38 (a)	2,000	2,000
Santander Mortgage Asset Receivable Trust 2025-NQM
Series 2025-M1-NQM6, 5.92%, 11/25/65 (a)	6,000	5,973
Scalelogix Abs Us Issuer LLC
Series 2025-B-1A, 6.16%, 07/25/30	2,500	2,495
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 1.72%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (m) (n)	11,962	5,032
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 0.63%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (m) (n)	205	40
SG Commercial Mortgage Securities Trust 2016-C5
Interest Only, Series 2016-XA-C5, REMIC, 1.87%, 10/13/48 (a)	20,809	26
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 0.86%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (m) (n)	15,733	2,878
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	2,134
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,281	1,259
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 4.51%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (c)	276	275
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 8.93%, 05/25/30 (a)	99	96
SoFi Consumer Loan Program 2025-3 Trust
Series 2025-A-3, 4.47%, 08/25/34	664	666
Sound Point CLO IX Ltd.
Series 2015-DRRR-2A, 8.43%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	979
Sound Point CLO XVIII Ltd.
Series 2017-C-4A, 6.43%, (3 Month Term SOFR + 2.76%), 01/21/31 (a)	1,000	984
Sound Point CLO XX Ltd.
Series 2018-C-2A, 5.88%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	500
Sound Point CLO XXIII
Series 2019-DR-2A, 7.23%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,904
Sound Point CLO XXXI Ltd.
Series 2021-D-3A, 7.18%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	938
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 1.73%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (m) (n)	5,264	2,639
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (c) (m)	527	515
Start Ltd.
Series 2018-A-1, 4.09%, 05/15/43	117	120
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,541
Storm King Park CLO, Ltd.
Series 2022-AR-1A, 5.03%, (3 Month Term SOFR + 1.36%), 10/15/37 (a)	2,200	2,201
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 4.12%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (m) (n)	845	798
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 4.28%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (m) (n)	38	36
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 2.69%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (m) (n)	227	77
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 4.44%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (m) (n)	1	1
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 3.10%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (m) (n)	2,907	1,910
Subway Funding LLC
Series 2024-A23-1A, 6.51%, 07/30/34	1,975	1,978
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	2,909	1,646
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,382	2,306
Switch ABS Issuer, LLC
Series 2024-B-1A, 6.50%, 03/25/29	2,000	2,006
Series 2024-A2-2A, 5.44%, 06/25/54	2,640	2,630
Symphony CLO XVI, Ltd.
Series 2015-DR-16A, 6.98%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	1,000
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (m)	1,948	1,915
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 6.73%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	953
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,904	2,654
Trestles CLO 2017-1, Ltd.
Series 2021-AR1-4A, 5.07%, (3 Month Term SOFR + 1.28%), 11/01/38 (a)	3,000	3,000
Trestles CLO VI Ltd.
Series 2023-A1R-6A, 4.85%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	1,000	998
Trestles CLO VIII Ltd.
Series 2025-A1-8A, 5.00%, (3 Month Term SOFR + 1.33%), 06/11/35 (a)	1,000	1,000
Tricon Residential 2025-SFR2 Trust
Series 2025-A-SFR2, 5.20%, 07/31/44	5,380	5,411
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 7.71%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	2,250	2,252
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-B-FL5, 6.12%, (1 Month Term SOFR + 2.45%), 02/17/39 (a) (m)	2,280	2,282
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	1,089	871
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	471
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,916
UBS Commercial Mortgage Trust 2018-C8
Series 2018-A3-C8, REMIC, 3.72%, 01/18/28	1,419	1,402
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.84%, 03/12/46 (a)	2,351	2,186
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	64	64
Upstart Securitization Trust 2025-4
Series 2025-A2-4, 4.83%, 11/20/26	2,300	2,302
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	250	239
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,848
Verus Securitization Trust 2026-R1
Series 2026-A1-R1, REMIC, 4.83%, 10/25/67 (a) (m)	992	981
Series 2026-A2-R1, REMIC, 5.03%, 10/25/67 (m)	248	246
Series 2026-A3-R1, REMIC, 5.19%, 10/25/67 (m)	248	245
Voya CLO 2018-2 Ltd.
Series 2018-D-2A, 6.68%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	1,000
Voya CLO 2023-1 Ltd.
Series 2023-A1R-1A, 4.88%, (3 Month Term SOFR + 1.21%), 01/20/39 (a)	500	499
Warwick Capital CLO 6 Ltd.
Series 2025-A1-6A, 5.10%, (3 Month Term SOFR + 1.43%), 07/20/38 (a)	2,000	2,001

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 4.37%, (12 Month Treasury Average + 1.20%), 11/25/42 (a) (n)	7	7
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 4.63%, 01/25/36 (a)	102	93
Series 2005-A1A1-AR13, REMIC, 4.47%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (m) (n)	13	12
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-3A3-HY1, REMIC, 3.97%, 02/25/37 (a)	692	612
Series 2007-4A1-HY1, REMIC, 4.04%, 02/25/37 (a)	70	64
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 3.43%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (m)	1,069	946
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.29%, 08/25/36 (a)	620	580
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 3.80%, 07/25/37 (a)	120	111
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 5.27%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 5.24%, (12 Month Treasury Average + 1.40%), 08/25/42 (a) (n)	9	9
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	1,206	1,174
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 5.71%, 12/25/37 (a)	259	229
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,578
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.72%, 03/17/51 (a)	57,896	521
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	2,200	1,956
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	939
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-A3-C58, REMIC, 1.81%, 09/17/30	2,728	2,456
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,454
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	888
Wells Fargo Commercial Mortgage Trust 2025-5C4
Series 2025-A3-5C4, REMIC, 5.67%, 05/15/30	1,950	2,009
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-AS-5C6, REMIC, 5.58%, 09/17/30 (a)	1,796	1,829
Wells Fargo Commercial Mortgage Trust 2025-5C7
Series 2025-B-5C7, REMIC, 5.86%, 11/18/30	1,904	1,929
Wells Fargo Commercial Mortgage Trust 2026-5C8
Series 2026-A3-5C8, REMIC, 5.03%, 02/18/31	2,650	2,668
Series 2026-C-5C8, REMIC, 5.55%, 02/18/31	1,325	1,306
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	1,217	1,133
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (m)	3,428	3,302
Wind River 2014-2 CLO Ltd.
Series 2014-DR-2A, 6.83%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	999
Series 2014-ER-2A, 9.68%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	859
Wind River 2021-1 CLO Ltd.
Series 2021-D1R-1A, 7.62%, (3 Month Term SOFR + 3.95%), 07/20/37 (a)	500	501
Total Non-U.S. Government Agency Asset-Backed Securities (cost $619,264)		552,257
SENIOR FLOATING RATE INSTRUMENTS 2.5%
Industrials 0.8%
AI Aqua Merger Sub, Inc.
2026 Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 07/31/28 (a)	317	316
2026 Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 07/31/28 (a)	287	286
Air Comm Corporation, LLC
2025 Term Loan, 6.42%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	495	495
2025 Term Loan, 6.44%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	7	7
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	388	388
AllSpring Buyer LLC
2024 Term Loan B, 6.69%, (3 Month Term SOFR + 2.75%), 11/01/30 (a)	709	709
APi Group DE, Inc.
2025 Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	120	120
BCPE Empire Holdings, Inc.
2025 Term Loan B, 6.93%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	676	665
2026 10th Amendment Term Loan, 7.17%, (1 Month Term SOFR + 3.50%), 12/29/32 (a)	40	39
Biomarin Pharmaceutical Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 1.75%), 01/28/33 (a) (o)	220	219
Brown Group Holding, LLC
2022 Incremental Term Loan B2, 6.17%, (3 Month Term SOFR + 2.75%), 06/09/29 (a)	78	78
2022 Incremental Term Loan B2, 6.17%, (1 Month Term SOFR + 2.75%), 06/09/29 (a)	37	37
2022 Incremental Term Loan B2, 6.35%, (3 Month Term SOFR + 2.75%), 06/09/29 (a)	50	50
Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 07/01/31 (a)	283	284
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 08/20/28 (a) (o)	205	205
2024 Term Loan, 7.79%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	165	165
Clydesdale Acquisition Holdings Inc
Term Loan B, 6.85%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	125	119
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 03/27/32 (a) (o)	65	61
Columbus McKinnon Corporation
2026 Term Loan B, 7.16%, (3 Month Term SOFR + 3.50%), 01/21/33 (a)	283	281
Construction Partners Inc
Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 10/30/31 (a)	351	350
Cornerstone Building Brands, Inc.
2021 Term Loan B, 7.02%, (3 Month Term SOFR + 3.25%), 04/12/28 (a)	85	48
2024 Term Loan B, 8.17%, (3 Month Term SOFR + 4.50%), 05/05/31 (a)	49	23
Corpay Technologies Operating Company LLC
Term Loan B5, 5.42%, (1 Month Term SOFR + 1.75%), 04/28/28 (a)	79	79
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 05/19/31 (a)	456	452
Deep Blue Operating I LLC
Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 09/17/32 (a)	105	105
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 6.92%, (1 Month Term SOFR + 3.75%), 07/01/32 (a)	648	648

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2025 2nd Lien Term Loan, 9.17%, (1 Month Term SOFR + 5.50%), 07/24/33 (a)	55	54
Dycom Investments Inc
2026 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 01/20/33 (a)	95	95
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.67%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	207	207
2024 1st Lien Term Loan B2, 5.67%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	79	79
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 5.25%), 10/23/28 (a) (o)	55	54
2024 2nd Lien Term Loan, 8.92%, (1 Month Term SOFR + 5.25%), 10/23/28 (a)	130	129
Eisner Advisory Group LLC
2024 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	382	362
Element Materials Technology Group US Holdings Inc
2022 USD Term Loan, 7.17%, (1 Month Term SOFR + 3.50%), 04/12/29 (a)	404	405
EMRLD Borrower LP
2024 Term Loan B, 6.12%, (6 Month Term SOFR + 2.25%), 06/18/31 (a)	222	222
First Advantage Holdings, LLC
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 10/31/31 (a)	198	192
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 09/15/31 (a)	761	735
Fortrea Holdings Inc
Term Loan B, 7.42%, (3 Month Term SOFR + 3.50%), 06/12/30 (a)	23	22
Garda World Security Corporation
2026 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 02/01/29 (a)	411	408
GBT US III LLC
2026 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 07/28/31 (a)	318	311
GC Ferry Acquisition I Inc
Term Loan, 7.17%, (3 Month Term SOFR + 3.50%), 06/06/32 (a)	115	114
Genmab AS
Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 11/19/32 (a)	170	170
Grant Thornton Advisors LLC
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 05/30/31 (a)	693	644
Green Infrastructure Partners Inc
USD Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 09/18/32 (a)	280	279
HighTower Holdings LLC
2025 1st Lien Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 02/03/32 (a)	736	728
Homeserve USA Holding Corp
2024 Term Loan B, 5.68%, (1 Month Term SOFR + 2.00%), 10/21/30 (a)	201	200
Lavender Dutch BorrowerCo BV
USD Term Loan, 6.93%, (3 Month Term SOFR + 3.25%), 09/27/32 (a)	170	167
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.52%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	130	104
LC AHAB US Bidco LLC
Term Loan B, 6.17%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	515	509
Madison IAQ LLC
Term Loan, 6.13%, (6 Month Term SOFR + 2.50%), 06/15/28 (a)	594	594
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 09/26/31 (a)	157	157
MV Holding GmbH
2025 USD Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 02/19/32 (a)	104	104
OEP Glass Purchaser LLC
2026 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 02/26/33 (a)	140	138
OVG Business Services, LLC
2024 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 06/13/31 (a)	496	495
Pinnacle Buyer LLC
Term Loan, 6.16%, (3 Month Term SOFR + 2.50%), 09/11/32 (a)	79	80
PUG LLC
2024 Extended Term Loan B, 0.00%, (1 Month Term SOFR + 4.75%), 03/12/30 (a) (o)	50	49
2024 Extended Term Loan B, 8.42%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	79	77
Quikrete Holdings, Inc.
2024 Term Loan B2, 5.92%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	273	273
2025 Term Loan B1, 5.92%, (1 Month Term SOFR + 2.25%), 04/14/31 (a)	74	73
Resideo Funding Inc.
2025 Incremental Term Loan, 5.67%, (3 Month Term SOFR + 2.00%), 08/08/32 (a)	338	337
SGH2 LLC
2025 USD Term Loan B, 8.17%, (3 Month Term SOFR + 4.50%), 07/16/32 (a)	204	200
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 12/04/31 (a)	633	627
Spectris Plc
USD Term Loan, 6.60%, (3 Month Term SOFR + 2.75%), 09/26/32 (a)	120	120
Tecta America Corp.
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 02/12/32 (a)	337	336
Tiger Acquisition, LLC
2025 Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 08/14/32 (a)	346	346
TK Elevator Midco GmbH
2025 USD Term Loan B, 6.38%, (6 Month Term SOFR + 2.75%), 04/30/30 (a)	375	376
TransDigm, Inc.
2023 Term Loan J, 6.17%, (1 Month Term SOFR + 2.50%), 02/28/31 (a)	908	908
2025 Term Loan M, 6.17%, (1 Month Term SOFR + 2.50%), 08/13/32 (a)	403	403
Veritiv Corporation
Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	258	250
Victory Capital Holdings, Inc.
2025 Term Loan, 5.67%, (3 Month Term SOFR + 2.00%), 09/10/32 (a)	75	74
Virtus Investment Partners, Inc.
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 09/16/32 (a)	114	112
VSE Corporation
Term Loan, 0.00%, (SOFR + 2.00%), 03/17/33 (a) (o)	230	230
VT Topco, Inc.
2024 1st Lien Term Loan B, 6.66%, (3 Month Term SOFR + 3.00%), 08/12/30 (a)	131	127
WEC US Holdings Ltd.
2024 Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 01/20/31 (a)	522	521
White Cap Buyer LLC
2024 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 10/19/29 (a)	190	183
		19,609
Information Technology 0.4%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 02/07/32 (a)	140	138
Athenahealth Group, Inc.
2022 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 01/27/29 (a)	259	254
Boxer Parent Company Inc.
2025 USD Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 07/30/31 (a)	663	613

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2024 2nd Lien Term Loan, 9.42%, (3 Month Term SOFR + 5.75%), 07/06/32 (a)	128	107
Camelot U.S. Acquisition LLC
2024 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	243	210
Central Parent Inc.
2024 Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	84	59
Chamberlain Group Inc
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 07/22/32 (a)	594	588
Cloud Software Group, Inc.
2025 Term Loan B (2032), 6.92%, (3 Month Term SOFR + 3.25%), 08/07/32 (a)	125	114
CompoSecure Holdings LLC
Term Loan, 5.93%, (1 Month Term SOFR + 2.25%), 01/07/33 (a)	265	264
CoreLogic, Inc.
Term Loan, 7.29%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	206	197
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (h) (i) (p)	113	—
Dayforce, Inc.
2026 Term Loan, 6.66%, (3 Month Term SOFR + 3.00%), 10/07/32 (a)	645	609
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 8.42%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	25	24
Gainwell Acquisition Corp.
Term Loan B, 7.77%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	519	503
Gen Digital Inc.
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 02/13/32 (a)	417	410
ION Platform Finance US Inc
USD Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 09/30/32 (a)	400	319
Iron Mountain, Inc.
2023 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	216	214
LSF9 Atlantis Holdings, LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 03/29/29 (a) (o)	495	488
2025 Term Loan B, 7.42%, (3 Month Term SOFR + 3.75%), 03/29/29 (a)	437	431
McAfee, LLC
2024 USD 1st Lien Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	143	127
MH Sub I, LLC
2024 Term Loan B4, 7.92%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	454	301
Mitchell International, Inc.
2026 Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 06/17/31 (a) (o)	80	76
2026 Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 06/17/31 (a)	393	374
2024 2nd Lien Term Loan, 8.92%, (1 Month Term SOFR + 5.25%), 06/07/32 (a)	70	63
Qnity Electronics Inc
Term Loan B, 5.70%, (6 Month Term SOFR + 2.00%), 08/11/32 (a)	314	313
RealPage, Inc
1st Lien Term Loan, 6.93%, (3 Month Term SOFR + 3.00%), 02/18/28 (a)	372	355
2024 Incremental Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	144	139
UKG Inc.
2024 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 01/30/31 (a)	677	646
Zayo Group Holdings, Inc.
2025 USD Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 03/11/30 (a) (o)	445	436
2025 USD Term Loan, 6.79%, (1 Month Term SOFR + 3.50%), 03/11/30 (a)	508	498
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 6.92%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	351	340
		9,210
Communication Services 0.4%
Alterra Mountain Company
2025 Term Loan B9, 6.17%, (1 Month Term SOFR + 2.50%), 08/17/28 (a)	224	224
2025 Term Loan B8, 6.17%, (1 Month Term SOFR + 2.50%), 05/31/30 (a)	30	30
Altice France S.A.
2025 USD Term Loan B14, 10.55%, (3 Month Term SOFR + 6.88%), 05/31/31 (a)	336	336
Cengage Learning, Inc.
2026 Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 03/24/31 (a) (o)	245	240
2026 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 03/24/31 (a)	318	311
2026 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 03/24/31 (a)	187	183
Creative Artists Agency, LLC
2025 Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/19/31 (a)	45	44
Crown Finance US, Inc.
2025 Term Loan B, 8.17%, (1 Month Term SOFR + 4.50%), 12/02/31 (a)	416	412
CSC Holdings, LLC
2019 Term Loan B5, 8.25%, (Prime Rate + 1.50%), 04/15/27 (a)	146	129
Delta 2 (LUX) S.a.r.l.
2024 Term Loan B1, 5.42%, (3 Month Term SOFR + 1.75%), 09/10/31 (a)	1,245	1,241
DirecTV Financing, LLC
2024 Term Loan, 9.18%, (3 Month Term SOFR + 5.25%), 08/02/29 (a)	125	125
GOGO Intermediate Holdings LLC
Term Loan B, 7.54%, (1 Month Term SOFR + 3.75%), 04/21/28 (a)	205	178
Great Outdoors Group, LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 01/20/32 (a) (o)	325	324
iHeartCommunications, Inc.
2024 Term Loan, 9.56%, (1 Month Term SOFR + 5.78%), 05/01/29 (a)	104	91
Life Time Fitness Inc
2025 Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 11/05/31 (a)	248	247
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 10/19/32 (a)	244	244
Motion Finco Sarl
2024 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 11/30/29 (a) (o)	100	87
2024 USD Term Loan B, 7.17%, (3 Month Term SOFR + 3.50%), 11/30/29 (a)	252	219
NEP Group, Inc.
2025 Term Loan B, 8.17%, (1 Month Term SOFR + 4.50%), 10/09/31 (a)	143	129
Neptune BidCo US Inc.
2026 USD Term Loan B, 8.76%, (3 Month Term SOFR + 5.00%), 01/28/33 (a)	125	119
Nexstar Broadcasting, Inc.
2025 Term Loan B5, 6.17%, (1 Month Term SOFR + 2.50%), 06/23/32 (a)	269	266
Nexstar Media Group, Inc.
Term Loan, 0.00%, (SOFR + 2.75%), 12/31/49 (a) (o)	395	390
Oak-Eagle AcquireCo Inc.
Term Loan, 0.00%, (SOFR + 3.50%), 03/23/33 (a) (o)	480	477
Ontario Gaming GTA LP
Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	272	255
Pretzel Parent, Inc.
2024 Term Loan B, 8.17%, (1 Month Term SOFR + 4.50%), 08/14/31 (a)	248	240

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Six Flags Entertainment Corporation
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 04/18/31 (a)	268	263
Sunrise Financing Partnership
Term Loan AAA, 6.13%, (6 Month Term SOFR + 2.47%), 02/15/32 (a)	255	253
TKO Worldwide Holdings, LLC
2025 Term Loan, 5.66%, (3 Month Term SOFR + 2.00%), 11/21/31 (a)	269	269
Townsquare Media, Inc.
2025 Term Loan, 8.59%, (3 Month Term SOFR + 5.00%), 01/17/31 (a)	93	67
United Talent Agency, LLC
2025 Repriced Term Loan B, 6.68%, (1 Month Term SOFR + 3.00%), 06/10/32 (a)	149	148
Univision Communications Inc.
2024 Term Loan B, 7.29%, (1 Month Term SOFR + 3.50%), 01/31/29 (a)	85	84
2022 First Lien Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	305	304
Virgin Media Bristol LLC
Term Loan, 0.00%, (3 Month USD SOFR + 3.25%), 12/31/23 (a) (o)	420	404
2023 USD Term Loan Y, 7.05%, (SOFR + 3.17%), 03/06/31 (a)	329	299
Voyager Parent, LLC
Repriced Term Loan B, 7.91%, (3 Month Term SOFR + 4.25%), 07/01/32 (a)	378	375
		9,007
Consumer Discretionary 0.2%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	39	39
American Axle and Manufacturing, Inc.
2025 Incremental Term Loan C, 7.01%, (3 Month Term SOFR + 3.25%), 02/24/32 (a)	188	187
Apro, LLC
2024 Term Loan B, 7.43%, (1 Month Term SOFR + 3.75%), 06/26/31 (a)	409	410
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	74	74
Caesars Entertainment Inc.
2024 Term Loan B1, 5.92%, (1 Month Term SOFR + 2.25%), 01/24/31 (a)	939	910
Clarios Global LP
2024 USD Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	640	638
DexKo Global Inc.
2021 USD Term Loan B, 7.68%, (3 Month Term SOFR + 3.75%), 09/24/28 (a) (k)	128	125
EG America LLC
2026 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 01/30/31 (a)	415	415
Fertitta Entertainment, LLC
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 01/13/29 (a) (o)	220	215
2022 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 01/13/29 (a) (k)	409	400
Michaels Companies, Inc.
Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 03/02/33 (a) (o)	150	145
PetSmart, Inc.
2025 USD Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 08/09/32 (a)	265	263
Pye-Barker Fire & Safety, LLC
2025 Term Loan, 6.20%, (3 Month Term SOFR + 2.50%), 12/10/32 (a)	165	165
Sabre GLBL Inc.
2024 Term Loan B1, 9.77%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	93	72
2024 Term Loan B2, 9.77%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	70	55
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	387	383
Whatabrands LLC
2024 1st Lien Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	579	578
		5,074
Health Care 0.2%
ADMI Corp.
2021 Incremental Term Loan B3, 7.54%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	74	70
2023 Term Loan B5, 9.42%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	194	185
Alkermes, Inc.
2026 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 01/28/31 (a)	210	211
Aveanna Healthcare, LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 09/11/32 (a) (o)	185	185
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.75%), 09/11/32 (a)	314	313
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 01/15/31 (a)	982	983
Bausch Health Companies Inc.
2025 Term Loan B, 9.92%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	164	158
CNT Holdings I Corp
2025 Term Loan, 6.17%, (3 Month Term SOFR + 2.25%), 11/08/32 (a)	383	382
Curium BidCo S.a r.l.
2025 USD Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 07/31/31 (a)	192	191
Hologic Inc
Term Loan, 0.00%, (SOFR + 2.25%), 01/14/33 (a) (o)	635	627
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.42%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	432	432
Pacific Dental Services, LLC
2024 Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 03/07/31 (a)	149	149
Radiology Partners Inc
2025 Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 06/26/32 (a)	398	391
Select Medical Corp
Term Loan, 0.00%, (SOFR + 3.00%), 12/31/31 (a) (o)	325	324
Team Health Holdings, Inc.
2026 Repriced Term Loan B, 7.66%, (3 Month Term SOFR + 4.00%), 06/30/28 (a)	218	217
		4,818
Financials 0.2%
Acrisure, LLC
2024 1st Lien Term Loan B6, 6.67%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	468	452
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 06/07/32 (a)	174	168
Alera Group, Inc.
2026 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 05/30/32 (a)	264	255
2025 2nd Lien Term Loan, 9.17%, (1 Month Term SOFR + 5.50%), 05/15/33 (a)	100	96
AmWINS Group, Inc.
2026 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 01/30/32 (a)	346	343
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.37%, (3 Month Term SOFR + 2.75%), 02/28/31 (a)	322	314
2024 USD Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 02/28/31 (a)	16	15
Asurion LLC
2021 Second Lien Term Loan B4, 9.04%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	53	53
2025 Term Loan B13, 7.92%, (1 Month Term SOFR + 4.25%), 09/19/30 (a)	264	261
Boots Group Bidco Ltd.
USD Term Loan, 6.92%, (3 Month Term SOFR + 3.50%), 07/22/32 (a)	200	200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Cotiviti Corporation
2024 Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	436	400
2025 2nd Amendment Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 02/16/32 (a)	94	87
Herc Holdings Inc
2026 Term Loan B, 5.43%, (1 Month Term SOFR + 1.75%), 06/02/32 (a)	95	95
OneDigital Borrower LLC
2025 Repriced Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 07/02/31 (a)	406	392
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 02/16/28 (a)	493	483
Starwood Property Trust, Inc.
2025 1st Lien Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 01/02/30 (a)	151	151
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 08/16/32 (a)	145	145
Trans Union, LLC
2024 Term Loan B8, 5.42%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	187	186
Trucordia Insurance Holdings LLC
Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 06/12/32 (a)	128	118
		4,214
Materials 0.1%
ECO Services Operations Corp
2024 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 06/09/31 (a)	294	294
Graham Packaging Company Inc.
2026 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 01/14/33 (a)	340	336
Harsco Corporation
2021 Term Loan, 6.04%, (1 Month Term SOFR + 2.25%), 03/10/28 (a)	342	340
Hexion Holdings Corporation
2024 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	139	132
INEOS Quattro Holdings UK Ltd.
2024 USD Term Loan B, 7.92%, (1 Month Term SOFR + 4.25%), 10/01/31 (a)	123	87
INEOS US Finance LLC
2023 USD Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 02/09/30 (a)	113	98
Mativ Holdings Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 03/26/33 (a) (o) (p)	185	178
MI Windows and Doors, LLC
2024 Term Loan B2, 6.42%, (1 Month Term SOFR + 2.75%), 03/21/31 (a)	272	249
Natgasoline LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 03/25/30 (a) (o)	25	25
2025 Term Loan B, 9.17%, (3 Month Term SOFR + 5.50%), 03/25/30 (a)	127	127
Pregis TopCo Corporation
2025 Refinancing Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 02/28/29 (a)	195	194
Staples, Inc.
2024 Term Loan B, 9.41%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	182	165
Stonepeak Bayou Holdings LP
Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 09/24/32 (a)	140	136
Trident TPI Holdings, Inc.
2024 Term Loan B7, 7.42%, (3 Month Term SOFR + 3.75%), 09/15/28 (a)	195	184
		2,545
Consumer Staples 0.1%
Aspire Bakeries Holdings LLC
2025 Repriced Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 12/23/30 (a)	192	192
Eagle Parent Corp.
2022 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	384	385
Froneri Lux Finco Sarl
2025 USD Term Loan B6, 5.88%, (6 Month Term SOFR + 2.25%), 07/17/32 (a)	955	936
Golden State Food LLC
2026 Term Loan B, 7.17%, (3 Month Term SOFR + 3.50%), 12/04/31 (a)	307	307
Primo Brands Corporation
Term Loan, 0.00%, (SOFR + 2.75%), 03/19/31 (a) (o)	200	200
Savor Acquisition, Inc.
Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 02/04/32 (a)	308	308
United Natural Foods, Inc.
2024 Term Loan, 8.42%, (1 Month Term SOFR + 4.75%), 04/25/31 (a)	153	153
		2,481
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B3, 5.92%, (3 Month Term SOFR + 2.50%), 10/31/28 (a)	329	327
Blackfin Pipeline LLC
Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 09/29/32 (a)	219	220
CPPIB OVM Member US LLC
Term Loan B, 5.92%, (3 Month Term SOFR + 2.50%), 08/07/31 (a)	212	212
Freeport LNG Investments, LLLP
2026 Term Loan B, 6.89%, (3 Month Term SOFR + 3.25%), 01/29/33 (a)	345	345
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 5.65%, (3 Month Term SOFR + 2.00%), 10/04/30 (a)	195	195
Meade Pipeline CO LLC
Term Loan B, 5.69%, (3 Month Term SOFR + 2.00%), 09/18/32 (a)	210	210
NGL Energy Partners LP
2026 Term Loan B, 7.18%, (1 Month Term SOFR + 3.50%), 03/05/33 (a)	135	135
Par Petroleum, LLC
2025 Term Loan B, 6.93%, (3 Month Term SOFR + 3.25%), 02/28/30 (a)	102	102
Whitewater Matterhorn Holdings LLC
2026 Term Loan B, 5.42%, (3 Month Term SOFR + 1.75%), 06/16/32 (a)	195	194
		1,940
Utilities 0.0%
Alpha Generation LLC
Term Loan B, 5.42%, (1 Month Term SOFR + 2.00%), 09/19/31 (a)	213	212
Compass Power Generation LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 04/14/29 (a)	456	458
Lightning Power LLC
Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 08/08/31 (a)	326	326
Talen Energy Supply, LLC
2025 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 10/09/32 (a)	239	239
		1,235
Real Estate 0.0%
Vestis Corporation
2024 Term Loan, 5.92%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	272	261
Total Senior Floating Rate Instruments (cost $61,707)		60,394
COMMON STOCKS 0.0%
Industrials 0.0%
LuxCo 3 (h) (p)	4	68
Financials 0.0%
Stichting Administratiekantoor Unigel Creditors (h) (p)	1	—
Stichting Administratiekantoor Unigel Creditors (h) (p)	—	—
Total Common Stocks (cost $66)		68

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
OTHER EQUITY INTERESTS 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (b) (h) (q)	1,100	6
Total Other Equity Interests (cost $1,064)		6
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.53% (r) (s)	16,932	16,932
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.63% (r) (s)	14,347	14,347
Total Short Term Investments (cost $31,279)		31,279
Total Investments 99.5% (cost $2,542,631)		2,437,209
Other Derivative Instruments 0.0%		430
Other Assets and Liabilities, Net 0.5%		11,297
Total Net Assets 100.0%		2,448,936

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $232,037 and 9.5% of the Fund.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) All or a portion of the security was on loan as of March 31, 2026.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Non-income producing security.

(i) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(n) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(o) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	18,391	149,972	151,431	214	—	—	16,932	0.7
JNL Government Money Market Fund, 3.63% - Class SL	11,231	28,033	24,917	120	—	—	14,347	0.6
	29,622	178,005	176,348	334	—	—	31,279	1.3

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	867	899	—
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	345	366	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	03/21/25	338	352	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	05/21/24	396	399	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	595	639	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	678	629	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	788	766	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	294	263	—
Adani Renewable Energy (RJ) Limited, 4.63%, 10/15/39	05/27/25	460	463	—
Agrosuper S.A., 4.60%, 01/20/32	01/23/26	144	142	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	07/10/23	424	449	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	1,223	1,324	0.1
Asian Development Bank, 6.20%, 10/06/26	08/13/25	1,450	1,350	0.1
Assembleia da Republica, 0.48%, 10/18/30	02/09/23	1,253	1,262	0.1
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	11/07/24	687	694	—
Banco Davivienda S A, 8.13%, 07/02/35	03/12/26	310	303	—
Banco de Credito del Peru, 3.25%, 09/30/31	07/27/23	2,172	2,218	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	07/10/15	5,090	1,170	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	458	—
Banco GNB Sudameris S.A., 7.50%, 04/16/31	06/04/25	147	150	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.40%, 04/30/35	12/17/25	1,090	1,065	0.1
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	200	199	—
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	01/10/19	392	400	—
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/15/25	1,319	1,368	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.13%, 01/18/33	02/05/26	397	391	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	07/27/23	273	292	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	1,026	1,067	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	05/22/25	1,395	1,396	0.1
Bundesrepublik Deutschland, 0.00%, 02/15/31	04/13/22	1,845	1,780	0.1
Cap S.A., 3.90%, 04/27/31	12/13/21	1,293	1,165	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	09/27/23	2,058	2,090	0.1
Cencosud S.A., 4.38%, 07/17/27	07/07/25	199	199	—
Chile Electricity Lux MPC II S.a r.l., 5.67%, 10/20/35	03/11/26	805	786	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/06/25	870	866	—
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	06/14/24	507	523	—
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	176	179	—
Commonwealth of Australia, 1.50%, 06/21/31	07/03/25	532	530	—
Commonwealth of Australia, 2.75%, 06/21/35	04/30/25	2,257	2,261	0.1
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	10/03/25	956	939	—
Cosan Overseas Limited, 8.25%	01/26/23	1,397	1,330	0.1
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (callable at 100, 11/29/27)	10/10/18	1,064	6	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	1,202	856	—
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	395	356	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	211	207	—
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	07/09/25	359	361	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	2,626	2,633	0.1
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	3,594	3,412	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	372	382	—
Frontera Energy Corporation, 7.88%, 06/21/28	03/18/26	198	194	—
GNL Quintero S.A., 4.63%, 07/31/29	11/08/17	1,249	1,231	0.1
Gobierno de la Republica de Guatemala, 4.50%, 05/03/26	05/05/25	600	600	—
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	05/21/24	196	198	—
Gobierno de la Republica de Guatemala, 4.88%, 02/13/28	07/24/24	295	298	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/22/24	683	696	—
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	1,011	1,020	0.1
Government of Ireland, 1.10%, 05/15/29	02/09/23	1,111	1,134	0.1
Guara Norte S.a r.l., 5.20%, 06/15/34	02/05/26	144	143	—
HM Treasury, 4.25%, 03/07/36	09/12/24	1,877	1,762	0.1
Inter-American Development Bank, 7.00%, 01/25/29	08/13/25	1,377	1,249	0.1
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	979	989	—
JSW Energy Limited, 4.13%, 05/18/31	11/08/23	1,332	1,336	0.1
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	679	683	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	2,528	2,510	0.1
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/06/24	724	749	—
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	12/19/25	365	352	—
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	10/30/24	400	398	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	502	521	—
Millicom International Cellular S.A., 5.13%, 01/15/28	06/14/23	521	534	—
Millicom International Cellular S.A., 6.25%, 03/25/29	04/10/23	597	626	—
Millicom International Cellular S.A., 4.50%, 04/27/31	07/07/25	185	182	—
Minejesa Capital B.V., 4.63%, 08/10/30	10/24/25	1,229	1,218	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Minsur S.A., 4.50%, 10/28/31	03/12/24	1,301	1,314	0.1
MISC Capital Two (Labuan) Limited, 3.75%, 04/06/27	10/29/25	696	695	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	684	712	—
Morocco, Kingdom of, 2.38%, 12/15/27	05/12/25	191	192	—
Morocco, Kingdom of, 5.95%, 03/08/28	04/03/25	303	304	—
Morocco, Kingdom of, 3.00%, 12/15/32	01/29/25	252	257	—
Morocco, Kingdom of, 4.00%, 12/15/50	10/27/25	454	410	—
MV24 Capital B.V., 6.75%, 06/01/34	01/18/23	1,182	1,245	0.1
NBM US Holdings, Inc., 6.63%, 08/06/29	03/28/25	601	603	—
Nexa Resources S.A., 6.50%, 01/18/28	08/12/25	204	203	—
OCP S.A., 6.75%, 05/02/34	01/17/25	1,523	1,561	0.1
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	06/23/25	1,197	1,196	0.1
Orbia Advance Corporation, S.A.B. de C.V., 6.75%, 09/19/42	11/03/25	353	319	—
Orbia Advance Corporation, S.A.B. de C.V., 5.88%, 09/17/44	11/03/25	158	143	—
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	09/17/25	1,105	1,100	0.1
Oversea-Chinese Banking Corporation Limited, 4.55%, 09/08/35	01/22/26	1,193	1,186	0.1
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	1,949	1,966	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	07/18/24	500	499	—
PERU LNG, 5.38%, 03/22/30	06/04/25	791	801	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	04/03/25	401	402	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	01/22/25	147	149	—
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/02/24	1,755	1,774	0.1
PT Freeport Indonesia, 4.76%, 04/14/27	09/04/25	501	499	—
PT. Indofood CBP Sukses Makmur, 3.40%, 06/09/31	02/19/26	467	460	—
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	05/12/25	1,694	1,686	0.1
Reliance Industries Limited, 3.67%, 11/30/27	05/15/25	491	493	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	877	891	—
Republique Francaise Presidence, 0.70%, 07/25/30	03/12/25	752	811	—
Republique Francaise Presidence, 1.50%, 05/25/31	04/12/21	1,812	1,676	0.1
Rutas 2 And 7 Finance Ltd., 0.00%, 09/30/36	11/30/22	1,104	1,171	0.1
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	08/03/23	298	316	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	361	340	—
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33	01/27/26	459	446	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	05/20/25	200	199	—
Thailand, Kingdom of, 1.59%, 12/17/35	08/13/25	1,697	1,540	0.1
Tierra Mojada Luxembourg II S.a r.l., 5.75%, 12/01/40	11/13/24	472	481	—
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	62	1	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	120	2	—
Unigel Netherlands Holding Corporation B.V., 0.00%, 12/31/44	02/11/25	26	1	—
United Overseas Bank Limited, 2.00%, 10/14/31	02/22/23	1,025	1,085	0.1
United Overseas Bank Limited, 3.86%, 10/07/32	03/18/26	496	495	—
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	199	199	—
		97,158	89,781	3.7

JNL/DoubleLine Core Fixed Income Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan, 3 Month Term SOFR + 2.75%	24	—
GC Ferry Acquisition I Inc, Delayed Draw Term Loan, 3 Month Term SOFR + 3.50%	20	—
Pinnacle Buyer LLC, Delayed Draw Term Loan, SOFR + 2.50%	15	—
Pye-Barker Fire & Safety, LLC, 2025 Delayed Draw Term Loan, SOFR + 2.50%	25	—
Savor Acquisition, Inc., Delayed Draw Term Loan, SOFR + 3.25%	25	—
	109	—

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	6,850	July 2026	1,431,214	535	(10,214)
United States 5 Year Note	1,650	July 2026	180,538	232	(2,041)
United States Long Bond	780	June 2026	91,438	293	(2,616)
				1,060	(14,871)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Ultra Bond	(1,420)	June 2026	(164,028)	(394)	2,836
United States Ultra Bond	(1,030)	June 2026	(123,558)	(243)	3,499
				(637)	6,335

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	04/10/26	BRL	6,900	1,330	7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,177,351	—	1,177,351
Corporate Bonds And Notes	—	615,854	—	615,854
Non-U.S. Government Agency Asset-Backed Securities	—	552,257	—	552,257
Senior Floating Rate Instruments[1]	—	60,216	178	60,394
Common Stocks	—	—	68	68
Other Equity Interests	—	6	—	6
Short Term Investments	31,279	—	—	31,279
	31,279	2,405,684	246	2,437,209
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	6,335	—	—	6,335
Open Forward Foreign Currency Contracts	—	7	—	7
	6,335	7	—	6,342
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(14,871)	—	—	(14,871)
	(14,871)	—	—	(14,871)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 84.0%
India 12.7%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	2,000	1,831
3.87%, 07/22/31 (a)	2,400	2,111
Adani Energy Solutions Limited
4.25%, 05/21/36 (a)	6,251	5,464
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	5,313	4,851
3.00%, 02/16/31 (b)	584	533
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (a)	1,000	957
3.10%, 02/02/31 (a)	2,600	2,282
Adani Renewable Energy (RJ) Limited
4.63%, 10/15/39 (a)	903	727
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (a)	4,300	4,289
JSW Energy Limited
4.13%, 05/18/31 (a)	4,796	4,390
JSW Hydro Energy Limited
4.13%, 05/18/31 (b)	1,112	1,018
JSW Infrastructure Limited
4.95%, 01/21/29 (a)	3,900	3,807
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (a)	3,200	3,191
Periama Holdings, LLC
5.95%, 04/19/26 (a)	5,000	4,992
Reliance Industries Limited
3.67%, 11/30/27 (a)	1,250	1,233
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	600	596
		42,272
Brazil 12.6%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (a)	3,206	3,254
Cosan Overseas Limited
8.25% (a) (c)	7,300	6,935
CSN Resources S.A.
5.88%, 04/08/32 (a)	5,000	3,056
FS Luxembourg S.a r.l.
8.13%, 02/11/36 (b)	1,350	1,244
Guara Norte S.a r.l.
5.20%, 06/15/34 (a)	221	214
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (a)	2,800	2,463
Movida Europe S.A.
7.85%, 04/11/29 (a)	2,000	1,941
7.85%, 04/11/29 (b)	300	291
MV24 Capital B.V.
6.75%, 06/01/34 (a)	4,858	4,840
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	200	199
6.63%, 08/06/29 (a)	850	854
Petrobras Global Finance B.V.
5.13%, 09/10/30	800	784
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (a)	4,903	4,929
Simpar Europe
5.20%, 01/26/31 (a)	6,725	5,716
Unigel Luxembourg S.A.
13.50%, 12/31/27 (b) (d) (e) (f)	100	2
13.50%, 12/31/27 (a) (d) (e) (f)	140	3
11.00%, 12/31/28 (b) (d) (e) (f)	116	1
11.00%, 12/31/28 (a) (d) (e) (f)	500	5
Vamos Europe S.A.
9.20%, 01/26/31 (b)	2,200	2,086
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (a)	1,875	1,976
8.50%, 01/31/45 (b)	1,085	1,144
		41,937
Peru 12.2%
Banco de Credito del Peru
3.25%, 09/30/31 (a)	7,800	7,688
Banco Internacional Del Peru S.A.A. – Interbank
4.80%, 07/15/31 (b)	2,700	2,667
6.40%, 04/30/35 (a) (g)	4,100	4,158
6.40%, 04/30/35 (b)	1,350	1,369
Intergroup Financial Services Corp.
4.13%, 10/19/27 (a)	3,300	3,265
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (a)	2,610	2,662
4.35%, 04/05/36 (a)	6,002	5,704
Marcobre S.A.C.
5.75%, 01/22/36 (b)	400	387
Minsur S.A.
4.50%, 10/28/31 (a)	5,100	4,788
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (a)	3,700	3,549
PERU LNG
5.38%, 03/22/30 (a)	2,067	2,006
Scotiabank Peru S.A.A.
6.10%, 10/01/35 (b)	300	306
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (b)	1,800	1,831
		40,380
Mexico 10.1%
Alpha Holding, S.A. de C.V
0.00%, 12/31/27 (b) (d) (e)	292	9
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (a)	1,387	1,388
7.25%, 01/31/41 (b)	2,972	2,974
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (a) (c)	2,200	2,198
8.38%, (100, 05/20/31) (b) (c)	2,100	2,167
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.62%, 12/10/29 (a)	300	307
8.13%, 01/08/39 (a) (g)	2,000	2,105
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (a)	1,800	1,759
5.88%, 09/13/34 (a)	3,700	3,607
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (b)	297	311
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (c)	6,650	6,617
7.20%, (100, 06/10/30) (b) (c)	800	812
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (a)	662	673
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (a)	600	589
3.35%, 02/09/31 (a) (g)	200	179
6.45%, 01/24/35 (b)	2,900	2,884
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (a)	483	487
Fideicomiso F/80460
3.88%, 04/30/28 (a)	400	391
Orbia Advance Corporation, S.A.B. de C.V.
6.75%, 09/19/42 (a)	1,255	1,001
5.88%, 09/17/44 (a)	800	571
Saavi Energia S.a r.l.
8.88%, 02/10/35 (b)	1,000	1,044
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (b) (d) (e)	2,400	11
Tierra Mojada Luxembourg II S.a r.l.
5.75%, 12/01/40 (a)	1,434	1,364
		33,448
Chile 9.1%
Agrosuper S.A.
4.60%, 01/20/32 (a)	450	427

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Antofagasta PLC
5.63%, 05/13/32 (a)	2,700	2,738
Banco Santander Chile
4.55%, 11/20/30 (b)	1,450	1,434
Cap S.A.
3.90%, 04/27/31 (a)	4,950	4,119
3.90%, 04/27/31 (b)	2,250	1,872
Cencosud S.A.
4.38%, 07/17/27 (a)	1,459	1,453
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (a)	3,786	3,833
5.67%, 10/20/35 (b)	1,191	1,206
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (a)	2,924	3,020
Chile Electricity PEC SpA
0.00%, 01/25/28 (a) (h)	518	469
0.00%, 01/25/28 (b) (h)	3,479	3,152
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (a)	3,050	2,863
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (a)	821	739
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	1,375	1,365
GNL Quintero S.A.
4.63%, 07/31/29 (a)	738	735
Inversiones CMPC S.A.
6.70%, 12/09/57 (b)	700	683
		30,108
Colombia 7.2%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (a)	6,000	5,298
5.75%, 06/15/33 (b)	3,000	2,649
Aris Mining Corporation
8.00%, 10/31/29 (b)	1,200	1,237
Banco Davivienda S A
6.65%, (100, 04/22/31) (b) (c)	2,000	1,764
8.13%, 07/02/35 (a)	900	910
8.13%, 07/02/35 (b)	2,200	2,223
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (a)	800	799
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	7,900	5,600
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (a)	1,700	1,536
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	1,043	1,069
Frontera Energy Corporation
7.88%, 06/21/28 (a)	800	778
		23,863
Indonesia 5.8%
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (a)	2,300	2,289
Minejesa Capital B.V.
4.63%, 08/10/30 (a)	5,127	5,064
PT Pertamina (Persero)
2.30%, 02/09/31 (a)	2,000	1,759
PT. Indofood CBP Sukses Makmur
3.40%, 06/09/31 (a)	1,100	1,012
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (a)	5,700	5,652
3.88%, 07/17/29 (a)	1,700	1,631
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33 (a)	1,976	1,976
		19,383
Singapore 4.0%
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (a)	6,200	6,200
4.55%, 09/08/35 (a) (i)	2,100	2,076
United Overseas Bank Limited
2.00%, 10/14/31 (a) (i)	2,100	2,072
3.86%, 10/07/32 (a) (i)	2,900	2,872
		13,220
Paraguay 2.9%
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (h)	4,410	3,594
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (a) (g)	496	128
Rutas 2 And 7 Finance Ltd.
0.00%, 09/30/36 (a) (h)	7,760	5,900
		9,622
South Africa 1.9%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	4,200	4,041
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (a)	2,300	2,347
		6,388
Dominican Republic 1.5%
AES Andres B.V.
5.70%, 05/04/28 (b)	5,200	5,068
Morocco 1.2%
OCP S.A.
6.75%, 05/02/34 (a)	4,000	4,162
United States of America 1.1%
Millicom International Cellular S.A.
5.13%, 01/15/28 (a)	180	178
6.25%, 03/25/29 (a)	3,420	3,397
4.50%, 04/27/31 (a)	200	182
		3,757
Vietnam 1.0%
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	3,447	3,388
Guatemala 0.3%
Industrial Subordinated Trust 2.0
6.55%, 04/15/36 (b)	1,000	997
Malaysia 0.2%
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (a)	550	546
Argentina 0.2%
Vista Energy Argentina S.A.U.
8.50%, 06/10/33 (b)	500	523
Jamaica 0.0%
Digicel Group Holdings Limited
0.00%, 12/31/30 (b) (h) (j)	1,124	21
Netherlands 0.0%
Unigel Netherlands Holding Corporation B.V.
0.00%, 12/31/44 (a) (d) (e) (f)	591	1
Total Corporate Bonds And Notes (cost $286,112)		279,084
GOVERNMENT AND AGENCY OBLIGATIONS 10.8%
Mexico 3.4%
Gobierno Federal de los Estados Unidos Mexicanos
4.40%, 02/12/52	6,600	4,665
6.34%, 05/04/53	7,000	6,497
		11,162
Guatemala 2.0%
Gobierno de la Republica de Guatemala
4.50%, 05/03/26 (a)	2,300	2,300
4.38%, 06/05/27 (a)	2,400	2,376
5.25%, 08/10/29 (a)	1,700	1,692
5.38%, 04/24/32 (a)	400	396
		6,764
Dominican Republic 1.6%
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (a)	1,200	1,206
4.50%, 01/30/30 (a)	1,100	1,046
5.75%, 03/17/34 (b)	3,250	3,096
		5,348
Morocco 1.2%
Morocco, Kingdom of
2.38%, 12/15/27 (a)	1,000	959
5.95%, 03/08/28 (a)	400	406

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
3.00%, 12/15/32 (a)	700	599
4.00%, 12/15/50 (a)	3,000	2,051
		4,015
Brazil 1.0%
Presidencia da Republica
4.75%, 01/14/50	4,700	3,396
Colombia 0.6%
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	1,000	720
4.13%, 05/15/51	2,050	1,253
		1,973
Trinidad and Tobago 0.5%
Government of the Republic of Trinidad and Tobago
6.50%, 01/28/36 (b)	1,600	1,576
Chile 0.3%
Presidencia de la Republica de Chile
2.45%, 01/31/31	1,050	958
Peru 0.2%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.84%, 06/20/30	650	605
Total Government And Agency Obligations (cost $39,708)		35,797
OTHER EQUITY INTERESTS 0.0%
Mexico 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (a) (d) (k)	3,200	17
Total Other Equity Interests (cost $3,123)		17
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (d) (j)	—	—
Netherlands 0.0%
Stichting Administratiekantoor Unigel Creditors (d) (j)	2	—
Stichting Administratiekantoor Unigel Creditors (d) (j)	1	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 4.3%
Investment Companies 3.9%
JNL Government Money Market Fund - Class I, 3.53% (l) (m)	12,929	12,929
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (l) (m)	1,218	1,218
Total Short Term Investments (cost $14,147)		14,147
Total Investments 99.1% (cost $343,090)		329,045
Other Assets and Liabilities, Net 0.9%		3,084
Total Net Assets 100.0%		332,129

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $50,592 and 15.2% of the Fund.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Non-income producing security.

(e) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) All or a portion of the security was on loan as of March 31, 2026.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Convertible security.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	16,891	40,907	44,869	59	—	—	12,929	3.9
JNL Government Money Market Fund, 3.63% - Class SL	371	8,855	8,008	7	—	—	1,218	0.4
	17,262	49,762	52,877	66	—	—	14,147	4.3

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	07/10/24	3,105	3,254	1.0
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	02/07/25	1,775	1,831	0.5
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/22/23	1,965	2,111	0.6
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/08/23	5,281	5,464	1.6
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	5,154	4,851	1.5
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	03/28/25	923	957	0.3
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	02/07/25	2,209	2,282	0.7
Adani Renewable Energy (RJ) Limited, 4.63%, 10/15/39	05/27/25	722	727	0.2
Agrosuper S.A., 4.60%, 01/20/32	01/23/26	433	427	0.1
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/12/22	4,827	5,298	1.6
Antofagasta PLC, 5.63%, 05/13/32	01/22/26	2,812	2,738	0.8
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	01/21/25	1,362	1,388	0.4
Banco Davivienda S A, 8.13%, 07/02/35	03/12/26	930	910	0.3
Banco de Credito del Peru, 3.25%, 09/30/31	04/05/24	7,578	7,688	2.3
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	669	799	0.2
Banco Internacional Del Peru S.A.A. – Interbank, 6.40%, 04/30/35	12/17/25	4,261	4,158	1.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	02/20/19	2,170	2,198	0.7
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 5.62%, 12/10/29	02/19/26	311	307	0.1
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/22/25	2,032	2,105	0.6
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.13%, 01/18/33	01/28/26	1,787	1,759	0.5
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	11/17/23	3,512	3,607	1.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	3,405	3,594	1.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	05/22/25	4,285	4,289	1.3
Cap S.A., 3.90%, 04/27/31	12/14/21	4,270	4,119	1.2
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	03/28/25	6,612	6,617	2.0
Cencosud S.A., 4.38%, 07/17/27	05/19/25	1,450	1,453	0.4
Chile Electricity Lux MPC II S.a r.l., 5.67%, 10/20/35	12/19/25	3,928	3,833	1.2
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/05/25	3,053	3,020	0.9
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	467	469	0.1
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	06/12/24	647	673	0.2
Comision Federal De Electricidad, E.P.E., 4.69%, 05/15/29	03/09/26	598	589	0.2
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	176	179	0.1
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	10/29/25	2,918	2,863	0.9
Cosan Overseas Limited, 8.25%	01/24/23	7,296	6,935	2.1
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (callable at 100, 11/29/27)	08/01/18	3,123	17	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	4,307	3,056	0.9
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	825	739	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	1,386	1,365	0.4
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	07/09/25	1,527	1,536	0.5
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	01/23/24	468	487	0.1
Fideicomiso F/80460, 3.88%, 04/30/28	10/02/25	394	391	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,037	1,069	0.3
Frigorifico Concepcion S.A., 7.70%, 07/21/28	06/08/23	438	128	—
Frontera Energy Corporation, 7.88%, 06/21/28	03/18/26	790	778	0.2
GNL Quintero S.A., 4.63%, 07/31/29	03/13/25	730	735	0.2
Gobierno de la Republica de Guatemala, 4.50%, 05/03/26	05/05/25	2,298	2,300	0.7
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	07/25/25	2,381	2,376	0.7
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	08/14/24	1,658	1,692	0.5
Gobierno de la Republica de Guatemala, 5.38%, 04/24/32	02/13/25	383	396	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	2,321	2,347	0.7
Guara Norte S.a r.l., 5.20%, 06/15/34	02/05/26	215	214	0.1
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	3,203	3,265	1.0
JSW Energy Limited, 4.13%, 05/18/31	05/20/24	4,390	4,390	1.3
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	3,786	3,807	1.1
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	2,577	2,662	0.8
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/08/24	5,497	5,704	1.7
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	12/19/25	2,555	2,463	0.7
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	2,281	2,289	0.7
Millicom International Cellular S.A., 5.13%, 01/15/28	09/17/25	180	178	0.1
Millicom International Cellular S.A., 6.25%, 03/25/29	04/10/23	3,250	3,397	1.0
Millicom International Cellular S.A., 4.50%, 04/27/31	07/07/25	185	182	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	10/24/25	5,112	5,064	1.5
Minsur S.A., 4.50%, 10/28/31	01/15/25	4,764	4,788	1.4
MISC Capital Two (Labuan) Limited, 3.75%, 04/06/27	10/07/25	547	546	0.2
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	3,271	3,388	1.0
Morocco, Kingdom of, 2.38%, 12/15/27	05/12/25	957	959	0.3
Morocco, Kingdom of, 5.95%, 03/08/28	04/03/25	405	406	0.1
Morocco, Kingdom of, 3.00%, 12/15/32	01/29/25	588	599	0.2
Morocco, Kingdom of, 4.00%, 12/15/50	01/21/25	2,194	2,051	0.6
Movida Europe S.A., 7.85%, 04/11/29	07/10/24	1,922	1,941	0.6
MV24 Capital B.V., 6.75%, 06/01/34	01/18/23	4,530	4,840	1.5
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	200	199	0.1
NBM US Holdings, Inc., 6.63%, 08/06/29	10/29/25	860	854	0.3
OCP S.A., 6.75%, 05/02/34	01/17/25	4,062	4,162	1.3
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	07/03/25	3,194	3,191	1.0
Orbia Advance Corporation, S.A.B. de C.V., 6.75%, 09/19/42	11/03/25	1,106	1,001	0.3
Orbia Advance Corporation, S.A.B. de C.V., 5.88%, 09/17/44	11/03/25	635	571	0.2
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	05/22/25	6,208	6,200	1.9
Oversea-Chinese Banking Corporation Limited, 4.55%, 09/08/35	01/22/26	2,087	2,076	0.6
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	12/05/24	3,601	3,549	1.1
Periama Holdings, LLC, 5.95%, 04/19/26	07/16/24	4,999	4,992	1.5
PERU LNG, 5.38%, 03/22/30	06/04/25	1,985	2,006	0.6
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	07/25/25	1,207	1,206	0.4
Presidencia de la Republica Dominicana, 4.50%, 01/30/30	07/10/25	1,056	1,046	0.3
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/02/24	4,876	4,929	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
PT Pertamina (Persero), 2.30%, 02/09/31	01/22/26	1,780	1,759	0.5
PT. Indofood CBP Sukses Makmur, 3.40%, 06/09/31	02/19/26	1,027	1,012	0.3
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	05/12/25	5,680	5,652	1.7
PT. Perusahaan Listrik Negara, 3.88%, 07/17/29	12/19/25	1,664	1,631	0.5
Reliance Industries Limited, 3.67%, 11/30/27	05/15/25	1,226	1,233	0.4
Rutas 2 And 7 Finance Ltd., 0.00%, 09/30/36	08/09/22	5,604	5,900	1.8
Simpar Europe, 5.20%, 01/26/31	03/31/22	5,893	5,716	1.7
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33	01/26/26	2,032	1,976	0.6
Tierra Mojada Luxembourg II S.a r.l., 5.75%, 12/01/40	03/18/24	1,336	1,364	0.4
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	140	3	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	269	5	—
Unigel Netherlands Holding Corporation B.V., 0.00%, 12/31/44	02/11/25	58	1	—
United Overseas Bank Limited, 2.00%, 10/14/31	05/21/25	2,057	2,072	0.6
United Overseas Bank Limited, 3.86%, 10/07/32	03/18/26	2,877	2,872	0.9
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	596	596	0.2
Yinson Bergenia Production B.V., 8.50%, 01/31/45	01/28/26	2,012	1,976	0.6
		239,725	235,787	71.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	279,063	21	279,084
Government And Agency Obligations	—	35,797	—	35,797
Other Equity Interests	—	17	—	17
Common Stocks	—	—	—	—
Short Term Investments	14,147	—	—	14,147
	14,147	314,877	21	329,045

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 48.0%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 4.85%, (1 Month Term SOFR + 1.18%), 09/15/34 (a) (b)	2,320	2,308
ACORE 2026-FL1 Issuer, LLC
Series 2026-A-FL1, 5.13%, (1 Month Term SOFR + 1.45%), 08/20/30 (a) (b)	2,420	2,420
ACREC 2025-Fl3 LLC
Series 2025-A-FL3, 4.99%, (1 Month Term SOFR + 1.31%), 08/18/42 (a)	2,300	2,297
ACREC 2026-FL4 LLC
Series 2026-A-FL4, REMIC, 5.18%, (1 Month Term SOFR + 1.50%), 01/18/43 (a) (b)	2,090	2,092
ACRES 2025-FL3, LLC
Series 2025-A-FL3, REMIC, 5.30%, (1 Month Term SOFR + 1.62%), 08/18/40 (a)	2,790	2,798
Affirm Asset Securitization Trust 2024-B
Series 2024-B-B, 4.88%, 04/15/27	3,000	3,005
Affirm Asset Securitization Trust 2025-X2
Series 2025-A-X2, 4.45%, 12/15/26	2,328	2,330
Affirm Master Trust
Series 2025-B-1A, 5.13%, 02/15/33	1,500	1,506
Series 2025-C-1A, 5.28%, 02/15/33	1,100	1,104
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 6.12%, 01/25/61 (b)	671	676
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,980
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	734	378
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	644	343
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.11%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	690	661
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,215	1,741
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,457	2,549
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 4.59%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b) (c)	1,630	1,574
Americredit Automobile Receivables Trust 2026-1
Series 2026-A1-1, 3.99%, 03/18/27	3,700	3,701
Series 2026-A2-1, 4.03%, 04/18/29	1,200	1,199
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 05/25/65	436	408
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 10/25/66	2,678	2,336
Apidos CLO XLIII Ltd.
Series 2022-A1R-39A, 4.90%, (3 Month Term SOFR + 1.23%), 10/21/38 (a)	3,500	3,500
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 1.04%, 05/15/53 (a)	23,493	724
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.20%, 06/15/54 (a)	50,303	2,063
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 5.08%, (1 Month Term SOFR + 1.40%), 02/20/29 (a)	1,850	1,847
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.42%, (1 Month Term SOFR + 1.75%), 06/15/27 (a)	1,610	1,603
AREIT 2025-CRE10 Ltd.
Series 2025-A-CRE10, 5.07%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	3,450	3,448
AREIT 2025-CRE11 Ltd.
Series 2025-A-CRE11, 5.22%, (1 Month Term SOFR + 1.55%), 07/20/43 (a) (b)	2,110	2,114
ARES Commercial Mortgage Trust 2026-GCP
Series 2026-B-GCP, 5.17%, (1 Month Term SOFR + 1.50%), 02/16/43 (a)	1,400	1,394
Argentina, Republic of
Series 2022-A-CRE6, 4.92%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	528	527
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 10/25/48 (a)	539	517
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 5.58%, (3 Month Term SOFR + 1.91%), 07/28/31 (a) (d)	2,000	2,001
AutoNation Finance Trust 2026-1
Series 2026-A2-1A, 3.95%, 01/11/29	2,000	1,999
Avant Credit Card Master Trust
Series 2025-A-1A, 4.89%, 04/15/31	3,750	3,723
Avant Loans Funding Trust 2024-REV1
Series 2024-A-REV1, 5.92%, 10/15/33	3,500	3,533
Avant Loans Funding Trust 2025-REV1
Series 2025-B-REV1, 5.42%, 05/15/34	1,600	1,605
Bain Capital Credit CLO 2024-6 Ltd.
Series 2024-A1-6A, 5.00%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	2,500	2,499
Banc of America Alternative Loan Trust 2006-3
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	225	199
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 3.83%, 05/20/36 (a)	1,583	1,357
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.48%, 05/17/50 (a)	12,338	82
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.87%, 09/17/64 (a)	77,702	2,189
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,407	2,446
Bank5 2025-5YR13
Interest Only, Series 2025-XA-5YR13, REMIC, 1.28%, 01/15/58 (a)	21,118	748
Battalion CLO XX Ltd.
Series 2021-AR-20A, 4.89%, (3 Month Term SOFR + 1.22%), 04/15/38 (a)	1,500	1,498
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.09%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	5,000	5,003
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 6.64%, (1 Month Term SOFR + 2.96%), 11/15/34 (a)	2,715	14
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.44%, 02/17/50 (a)	16,641	93
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.11%, 07/17/54 (a)	26,096	1,136
Interest Only, Series 2021-XD-C10, REMIC, 1.79%, 07/17/54 (a)	16,250	1,152
BBCMS Mortgage Trust 2024-5C29
Series 2024-AS-5C29, REMIC, 5.63%, 09/17/29	2,638	2,690
BBCMS Mortgage Trust 2025-5C34
Interest Only, Series 2025-XA-5C34, REMIC, 1.39%, 05/15/58 (a)	23,081	972
BBCMS Mortgage Trust 2025-C32
Interest Only, Series 2025-XA-C32, REMIC, 1.35%, 02/17/62 (a)	26,509	2,115
BDS 2021-FL10 Ltd.
Series 2021-A-FL10, 5.14%, (1 Month Term SOFR + 1.46%), 12/18/36 (a)	951	951
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.25%, (1 Month Term SOFR + 1.58%), 06/19/29 (a) (b)	3,600	3,605
BDS 2025-FL15 LLC
Series 2025-A-FL15, 5.08%, (1 Month Term SOFR + 1.40%), 08/19/30 (a) (b)	2,550	2,549
BDS 2025-FL16 LLC
Series 2025-A-FL16, 5.08%, (1 Month Term SOFR + 1.40%), 06/22/43 (a) (b)	1,930	1,930

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 6.12%, 02/25/47 (a)	5,665	4,789
Benchmark 2019-B14 Mortgage Trust
Series 2019-A2-B14, REMIC, 2.91%, 12/15/62	1,679	1,613
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.60%, 01/16/54 (a)	30,027	1,719
Benchmark 2025-V17 Mortgage Trust
Interest Only, Series 2025-XA-V17, REMIC, 1.73%, 09/17/58 (a)	28,260	1,642
Benchmark 2026-B42 Mortgage Trust
Series 2026-A1-B42, REMIC, 4.22%, 05/15/29	1,552	1,542
Benchmark 2026-V20 Mortgage Trust
Interest Only, Series 2026-XA-V20, REMIC, 1.44%, 02/18/59 (a)	52,474	2,736
Benefit Street Partners CLO 46 Ltd.
Series 2025-A-46A, 4.88%, (3 Month Term SOFR + 1.21%), 01/25/39 (a)	5,000	4,990
Benefit Street Partners CLO XXXII, Ltd.
Series 2023-AR-32A, 4.88%, (3 Month Term SOFR + 1.21%), 10/25/38 (a)	2,500	2,495
Benefit Street Partners CLO XXXVII Ltd
Series 2024-A-37A, 5.02%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	2,000	2,001
BMO 2025-5C12 Mortgage Trust
Interest Only, Series 2025-XA-5C12, REMIC, 1.66%, 10/15/58 (a)	43,848	2,484
BRSP 2026-Fl3 Ltd.
Series 2026-A-FL3, 5.13%, (1 Month Term SOFR + 1.45%), 01/17/31 (a) (b)	2,830	2,831
BRSP Ltd.
Series 2024-A-FL2, 5.62%, (1 Month Term SOFR + 1.95%), 08/19/27 (a)	3,078	3,081
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 5.17%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	124	124
BSPRT 2023-FL10 Issuer LLC
Series 2023-AS-FL10, 6.53%, (1 Month Term SOFR + 2.86%), 09/17/35 (a) (b)	3,710	3,715
BSPRT 2026-FL13 Issuer, LLC
Series 2026-A-FL13, 0.00%, (1 Month Term SOFR + 1.50%), 10/19/43 (a)	2,280	2,281
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-B-ACNT, REMIC, 5.04%, (1 Month Term SOFR + 1.36%), 11/15/38 (a)	187	187
Series 2021-C-ACNT, REMIC, 5.29%, (1 Month Term SOFR + 1.61%), 11/15/38 (a)	485	485
BX Commercial Mortgage Trust 2021-CIP
Series 2021-B-CIP, REMIC, 5.06%, (1 Month Term SOFR + 1.39%), 12/15/26 (a)	1,228	1,227
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 4.69%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	204	204
Series 2022-C-LP2, REMIC, 5.23%, (1 Month Term SOFR + 1.56%), 02/15/39 (a)	650	650
Series 2022-D-LP2, REMIC, 5.63%, (1 Month Term SOFR + 1.96%), 02/15/39 (a)	145	145
BX Commercial Mortgage Trust 2024-AIRC
Series 2024-A-AIRC, REMIC, 5.36%, (1 Month Term SOFR + 1.69%), 08/17/26 (a)	911	911
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-B-MDHS, REMIC, 5.51%, (1 Month Term SOFR + 1.84%), 05/15/29 (a)	322	322
BX Commercial Mortgage Trust 2024-XL5
Series 2024-C-XL5, REMIC, 5.61%, (1 Month Term SOFR + 1.94%), 03/15/29 (a)	475	475
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.05%, (1 Month Term SOFR + 1.38%), 08/16/27 (a)	1,332	1,332
BX Commercial Mortgage Trust 2026-ALOHA
Series 2026-A-ALOHA, REMIC, 0.00%, 04/15/28 (a)	1,370	1,370
BX Commercial Mortgage Trust 2026-CSMO
Series 2026-A-CSMO, REMIC, 5.07%, (1 Month Term SOFR + 1.40%), 02/15/31 (a)	1,410	1,410
BX Commercial Mortgage Trust 2026-XL6
Series 2026-A-XL6, REMIC, 4.87%, (1 Month Term SOFR + 1.20%), 03/15/28 (a)	1,530	1,522
BX Trust 2021-LGCY
Series 2021-B-LGCY, 4.64%, (1 Month Term SOFR + 0.97%), 10/15/36 (a)	1,390	1,389
BX Trust 2021-RISE
Series 2021-C-RISE, REMIC, 5.24%, (1 Month Term SOFR + 1.56%), 11/17/36 (a)	1,167	1,166
BX Trust 2021-SDMF
Series 2021-B-SDMF, REMIC, 4.52%, (1 Month Term SOFR + 0.85%), 09/15/34 (a)	919	918
BX Trust 2022-LBA6
Series 2022-C-LBA6, REMIC, 5.27%, (1 Month Term SOFR + 1.60%), 01/18/39 (a)	1,100	1,099
BXMT 2020-FL2, Ltd.
Series 2020-A-FL2, REMIC, 4.69%, (1 Month Term SOFR + 1.01%), 02/18/38 (a) (b)	140	140
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,586	1,523
Carlyle US CLO 2023-3 Ltd.
Series 2023-A1R-3A, 4.90%, (3 Month Term SOFR + 1.23%), 10/15/38 (a)	2,000	1,999
CarMax Auto Owner Trust 2026-1
Series 2026-A3-1, 4.04%, 11/15/29	4,500	4,484
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 3.92%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b) (c)	805	791
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.13%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	2,000	2,002
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	4,100	4,091
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	450	437
CBAM 2017-1 Ltd.
Series 2017-AR2-1A, 5.72%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	5,000	5,007
CBAM 2017-2 Ltd.
Series 2017-AR-2A, 5.12%, (3 Month Term SOFR + 1.45%), 07/17/34 (a)	5,000	5,002
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.36%, 05/12/50 (a)	13,055	73
Cedar Funding IX CLO Ltd.
Series 2018-AR-9A, 5.09%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	4,000	4,002
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.04%, 05/10/58 (a)	1,838	1
CFCRE 2016-C7 Mortgage Trust
Series 2016-A3-C7, REMIC, 3.84%, 12/11/26	1,090	1,083
Chase Auto Owner Trust 2024-5
Series 2024-A4-5A, 4.15%, 03/25/30	3,200	3,198
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,815	1,219
CIFC Funding 2020-III Ltd.
Series 2020-A1R2-3A, 4.88%, (3 Month Term SOFR + 1.21%), 10/20/38 (a)	10,000	9,984
CIFC Funding 2021-V Ltd.
Series 2021-A1R-5A, 5.16%, (3 Month Term SOFR + 1.26%), 01/15/38 (a)	1,500	1,498
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.11%, 02/12/49 (a)	807	2
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.51%, 04/16/49 (a)	530	7
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.48%, 10/13/49 (a)	6,765	6
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.25%, 04/15/50 (a)	10,162	61
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.09%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	9,703	9,097

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	439	409
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	708	638
COLT 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61 (b)	2,495	2,299
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 3.95%, 02/25/67 (a) (b)	3,097	2,955
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.61%, 10/15/46 (a)	1,544	4
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.89%, 04/12/47 (a)	1,000	963
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 5.90%, (1 Month Term SOFR + 2.47%), 09/15/33 (a)	197	60
COMM 2024-277P Mortgage Trust
Series 2024-A-277P, REMIC, 6.34%, 08/10/29	1,404	1,460
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	135	129
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	5,500	5,513
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	370	221
Crown City CLO
Series 2021-A1A-1A, 5.10%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	3,000	3,000
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 3.73%, 04/25/65 (a) (b)	250	248
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 4.38%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b) (c)	1,238	1,093
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	1,200	1,167
DBGS 2021-W52 Mortgage Trust
Series 2021-A-W52, REMIC, 5.18%, (1 Month Term SOFR + 1.51%), 10/17/39 (a)	910	903
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.29%, 05/12/49 (a)	2,202	13
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 3.27%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b) (c)	719	622
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	1,880	1,852
EFMT 2026-NQM1
Series 2026-A2-NQM1, REMIC, 5.06%, 02/25/71 (b) (c)	2,962	2,933
Series 2026-A3-NQM1, REMIC, 5.11%, 02/25/71 (b) (c)	2,962	2,925
Eldridge CLO 2025-1 Ltd.
Series 2025-A1-1A, 5.20%, (3 Month Term SOFR + 1.33%), 10/20/38 (a)	3,500	3,502
Elmwood CLO II Ltd.
Series 2019-A1RR-2A, 5.02%, (3 Month Term SOFR + 1.35%), 10/20/37 (a)	5,000	5,007
Exeter Automobile Receivables Trust 2021-4
Series 2021-D-4A, 1.96%, 01/17/28	330	329
Extended Stay America Trust 2026-ESH2
Series 2026-A-ESH2, REMIC, 4.87%, (1 Month Term SOFR + 1.20%), 02/15/43 (a)	1,407	1,407
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 4.09%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b) (c)	774	727
Foundation Finance Trust 2025-3
Series 2025-B-3A, REMIC, 4.87%, 08/15/52	2,000	1,996
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.01%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	944	944
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 5.04%, (1 Month Term SOFR + 1.36%), 11/18/36 (a)	1,982	1,982
FS Rialto 2026-FL11 Issuer, LLC
Series 2026-A-FL11, 5.13%, (1 Month Term SOFR + 1.45%), 01/19/44 (a) (b)	2,700	2,700
FS Trust 2026-HULA
Series 2026-A-HULA, REMIC, 5.12%, (1 Month Term SOFR + 1.45%), 03/15/28 (a)	1,390	1,389
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	2,571	2,186
GCAT 2025-NQM1 Trust
Series 2025-A1-NQM1, REMIC, 5.37%, 11/25/69 (b)	7,256	7,267
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	791	759
GLS Auto Select Receivables Trust 2024-4
Series 2024-B-4A, 4.50%, 11/15/30	3,000	3,007
GPMT 2021-FL4 Ltd.
Series 2021-A-FL4, 5.14%, (1 Month Term SOFR + 1.46%), 12/22/36 (a)	1,664	1,663
Great Wolf Trust 2024-WOLF
Series 2024-A-WOLF, REMIC, 5.21%, (1 Month Term SOFR + 1.54%), 03/15/29 (a)	1,860	1,859
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-A4-1A, 5.22%, 03/25/60	727	734
GreenSky Home Improvement Issuer Trust 2025-2
Series 2025-A4-2A, 4.89%, 06/25/60	584	585
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 6.32%, (1 Month Term SOFR + 2.90%), 07/16/35 (a) (b)	2,000	2
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.14%, 05/12/50 (a)	21,277	170
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 1.07%, 11/11/50 (a)	27,817	254
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.77%, 12/12/53 (a)	26,862	1,551
GS Mortgage-Backed Securities Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.42%, 11/25/55 (b)	1,755	1,744
GS Mortgage-Backed Securities Trust 2026-NQM2
Series 2026-A2-NQM2, REMIC, 5.19%, 02/25/30 (b)	978	971
Series 2026-A3-NQM2, REMIC, 5.34%, 02/25/30 (b)	978	969
HarborView Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 3.96%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b) (c)	3,364	3,056
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 7.53%, (3 Month Term SOFR + 3.86%), 07/18/29 (a)	1,900	1,902
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (d)	3,724	3,581
IndyMac MBS, Inc.
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,096	393
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-G-UES, REMIC, 4.60%, 05/06/32 (a)	1,612	1,597
J.P. Morgan Mortgage Trust
Series 2025-A3-NQM4, REMIC, 5.26%, 10/25/29 (b)	1,762	1,746
J.P. Morgan Mortgage Trust 2025-NQM2
Series 2025-A2-NQM2, REMIC, 5.77%, 05/25/29 (b)	1,677	1,681
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,725	1,721

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.13%, 11/18/48 (a)	2,699	7
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 0.87%, 01/15/49 (a)	416	6
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.69%, 12/17/49 (a)	13,832	31
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.44%, 06/17/49 (a)	10,137	12
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 4.86%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	1,012	1,012
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 5.13%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	1,373	1,374
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 5.75%, 07/25/61 (a) (b) (c)	2,906	2,913
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 5.65%, 11/25/60 (a) (b)	3,345	3,348
LEX Trust 2026-450
Series 2026-A-450, REMIC, 5.00%, (1 Month Term SOFR + 1.35%), 03/15/28 (a)	930	926
LoanCore 2021-CRE6 Issuer Ltd.
Series 2021-A-CRE6, 5.09%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	235	235
LoanCore 2021-CRE7 Issuer Ltd.
Series 2022-A-CRE7, 5.22%, (SOFR 30-Day Average + 1.55%), 01/21/37 (a)	590	590
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.06%, (1 Month Term SOFR + 1.39%), 11/01/29 (a) (b)	2,240	2,238
LoanCore 2025-CRE9 Issuer LLC
Series 2025-A-CRE9, 5.13%, (1 Month Term SOFR + 1.45%), 05/18/43 (a)	2,700	2,700
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,436	1,179
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,468	1,219
Long Beach Mortgage Loan Trust 2006-2
Series 2006-2A4-2, REMIC, 1.07%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b) (c)	6,314	1,885
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 1.40%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b) (c)	9,172	3,648
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	944	925
Magnetite Xlii Ltd.
Series 2024-A1-42A, 4.98%, (3 Month Term SOFR + 1.31%), 01/25/38 (a)	4,000	4,004
Mariner Finance Issuance Trust 2025-A
Series 2025-B-AA, 5.33%, 05/20/38	1,950	1,963
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 2.13%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b) (c)	5,355	3,124
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.87%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	272	272
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.02%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	1,237	1,237
MF1 2022-FL9 LLC
Series 2022-A-FL9, 5.82%, (1 Month Term SOFR + 2.15%), 06/22/37 (a)	1,997	1,998
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 5.41%, (1 Month Term SOFR + 1.74%), 03/19/39 (a)	3,500	3,506
MF1 2024-FL15 LLC
Series 2024-A-FL15, 5.36%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	3,500	3,509
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.00%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	1,849	1,849
MF1 2026-FL21 LLC
Series 2026-A-FL21, 5.03%, (1 Month Term SOFR + 1.40%), 02/19/41 (a)	2,830	2,824
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	6,638	6,649
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 1.56%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b) (c)	2,648	1,467
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 3.54%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b) (c)	1,279	1,241
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.19%, 01/15/49 (a)	529	3
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.44%, 06/17/50 (a)	20,272	199
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 6.63%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	4,283	21
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a) (b)	1,615	1,597
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	214	188
Series 2020-B-1A, 3.10%, 11/22/32	2,015	1,741
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	779	640
MTN Commercial Mortgage Trust 2022-LPFL
Series 2022-A-LPFL, REMIC, 5.07%, (1 Month Term SOFR + 1.40%), 03/15/39 (a)	1,980	1,979
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 02/18/42	1,039	1,029
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	2,413	2,202
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-3BP, REMIC, 4.89%, (1 Month Term SOFR + 1.27%), 02/16/27 (a)	2,380	2,369
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	280	241
OBX 2024-NQM10 Trust
Series 2024-A1-NQM10, REMIC, 6.18%, 05/25/64 (b)	2,755	2,776
OBX 2025-NQM8 Trust
Series 2025-A1-NQM8, REMIC, 5.47%, 03/25/65 (b)	7,496	7,516
OCP CLO 2017-14 Ltd.
Series 2017-A1R-14A, 5.04%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	3,000	3,000
OCP CLO 2020-18 Ltd.
Series 2020-A1R2-18A, 5.04%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	4,000	4,001
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 5.58%, (3 Month Term SOFR + 1.91%), 10/16/34 (a)	2,500	2,501
Octagon Investment Partners 20-R Ltd.
Series 2019-A1RR-4A, 5.04%, (3 Month Term SOFR + 1.40%), 08/12/37 (a)	10,000	10,004
OHA Credit Funding 16-R Ltd.
Series 2023-A1-16RA, 5.08%, (3 Month Term SOFR + 1.20%), 10/20/38 (a)	10,000	9,989
Pagaya AI Debt Grantor Trust 2025-7
Series 2025-A1-7, REMIC, 4.27%, 11/16/26	1,228	1,228
Pagaya AI Debt Selection Trust 2021-5
Series 2021-C-5, 3.93%, 08/15/29	1,727	1,708
Park Blue CLO 2022-1 Ltd.
Series 2022-A1R-1A, 5.30%, (3 Month Term SOFR + 1.42%), 10/20/37 (a)	9,700	9,707

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
PFP 2024-11 Ltd.
Series 2024-A-11, 5.51%, (1 Month Term SOFR + 1.83%), 09/19/39 (a)	305	305
PFP 2026-13 Ltd.
Series 2026-A-13, 5.18%, (1 Month Term SOFR + 1.50%), 08/18/43 (a) (b)	1,870	1,872
PLYM Commercial Mortgage Trust 2026-IND
Series 2026-A-IND, 4.92%, (1 Month Term SOFR + 1.25%), 03/15/28 (a)	1,390	1,383
PRPM 2024-NQM4 Trust
Series 2024-A1-NQM4, REMIC, 5.67%, 12/25/69 (b)	2,204	2,212
PRPM 2025-NQM2 Trust
Series 2025-A1-NQM2, REMIC, 5.69%, 05/25/29 (b)	14,080	14,154
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	509	409
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	952	783
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 4.39%, (1 Month Term SOFR + 0.71%), 06/25/37 (a)	887	646
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 4.29%, (1 Month Term SOFR + 0.61%), 04/26/35 (a)	375	355
Reach ABS Trust 2026-1
Series 2026-A-1A, 4.32%, 02/15/33	2,484	2,485
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (a)	4,270	4,243
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (d)	5,000	4,995
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	343	274
Santander Mortgage Asset Receivable Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.47%, 08/25/65 (b)	3,643	3,624
SCOTT Trust 2023-SFS
Series 2023-AS-SFS, REMIC, 6.20%, 03/10/28	1,370	1,394
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 0.89%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	15,532	3,920
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 0.63%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b) (c)	4,895	965
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 4.94%, (1 Month Term SOFR + 1.26%), 05/15/28 (a)	1,980	1,976
Sierra Timeshare 2026-1 Receivables Funding LLC
Series 2026-A-1A, 4.56%, 12/22/42	3,000	2,991
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 8.93%, 05/25/30 (a)	148	144
SoFi Consumer Loan Program 2025-1 Trust
Series 2025-A-1, 4.80%, 02/27/34	802	804
SoFi Consumer Loan Program 2025-3 Trust
Series 2025-B-3, 4.67%, 07/25/28	2,500	2,500
SoFi Consumer Loan Program 2025-4 Trust
Series 2025-B-4, 4.60%, 08/25/35	1,850	1,847
SoFi Consumer Loan Program 2025-5 Trust
Series 2026-A-1, 4.06%, 05/25/28	5,710	5,705
Sound Point CLO 40 Ltd.
Series 2024-A1-40A, 5.06%, (3 Month Term SOFR + 1.39%), 10/20/37 (a)	4,000	4,002
Sound Point CLO XXIII
Series 2019-AR-2A, 5.10%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	10,000	9,989
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-A-MFP2, REMIC, 4.61%, (1 Month Term SOFR + 0.94%), 11/16/26 (a)	2,020	2,019
Start Ltd.
Series 2018-A-1, 4.09%, 05/15/43	58	60
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	6,210	5,425
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 5.21%, 12/25/35 (a)	407	349
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 4.11%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b)	2,352	2,333
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,696	759
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 4.99%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	339	339
STWD 2022-FL3, Ltd.
Series 2022-AS-FL3, 5.47%, (SOFR 30-Day Average + 1.80%), 11/18/38 (a) (b)	1,470	1,468
Switch ABS Issuer, LLC
Series 2026-A21-1A, 5.61%, 03/27/56	3,500	3,493
Tesla Sustainable Energy Trust 2024-1
Series 2024-A2-1A, 5.08%, 09/20/29	5,056	5,054
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,323	2,123
Trestles CLO VI Ltd.
Series 2023-A1R-6A, 4.85%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	2,500	2,494
Tricolor Auto Securitization Trust 2025-2
Series 2025-A-2A, 5.12%, 01/16/29	1,093	672
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 5.14%, (3 Month Term SOFR + 1.47%), 01/18/35 (a)	6,500	6,491
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 5.32%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (b)	2,629	2,629
TRTX 2025-FL7 Issuer, Ltd.
Series 2025-A-FL7, REMIC, 5.13%, (1 Month Term SOFR + 1.45%), 06/18/43 (a) (b)	2,500	2,499
UBS Commercial Mortgage Trust 2017-C7
Series 2017-ASB-C7, REMIC, 3.59%, 06/15/27	1,247	1,239
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,693
Upgrade Master Pass-Thru Trust Series 2025-ST2
Series 2025-A-ST2, 6.11%, 06/15/32	2,263	2,285
Upgrade Master Pass-Thru Trust Series 2025-ST4
Series 2025-A-ST4, REMIC, 5.50%, 08/16/32	714	717
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	19	19
Upstart Securitization Trust 2025-3
Series 2025-A2-3, 4.60%, 09/20/35	3,526	3,530
Upstart Securitization Trust 2025-4
Series 2025-A1-4, 4.41%, 11/20/26	186	186
Upstart Securitization Trust 2026-1
Series 2026-A2-1, 4.30%, 03/20/36	3,000	2,993
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,000	1,003
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 07/25/49 (a)	1,302	1,248
Velocity Commercial Capital Loan Trust 2025-4
Series 2025-A-4, REMIC, 5.19%, 02/25/33 (a)	934	921
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 2.83%, 10/25/66 (a) (b) (c)	1,149	1,059
Verus Securitization Trust 2023-5
Series 2023-A1-5, REMIC, 6.48%, 06/25/68 (b)	513	512
Verus Securitization Trust 2024-1
Series 2024-A1-1, REMIC, 5.71%, 01/25/28 (b)	7,578	7,590
Verus Securitization Trust 2024-3
Series 2024-A1-3, REMIC, 6.34%, 04/25/69 (a) (b)	2,785	2,808
Verus Securitization Trust 2024-9
Series 2024-A1-9, REMIC, 5.44%, 11/25/69 (a) (b)	6,084	6,099
Verus Securitization Trust 2025-10
Series 2025-A2-10, REMIC, 5.21%, 07/25/70 (b)	1,291	1,284

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2026-R1
Series 2026-A3-R1, REMIC, 5.19%, 10/25/67 (b)	1,764	1,743
Vibrant CLO XR, Ltd.
Series 2018-A1-10RA, 5.37%, (3 Month Term SOFR + 1.70%), 04/21/36 (a)	3,000	3,001
Warwick Capital CLO 1 Ltd.
Series 2023-AR-1A, 4.95%, (3 Month Term SOFR + 1.28%), 10/20/38 (a)	2,000	1,996
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.43%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b) (c)	7,049	2,372
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 4.30%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b)	11,706	11,105
Wellington Management CLO 4 Ltd.
Series 2025-A-4A, 4.82%, (3 Month Term SOFR + 1.15%), 04/19/38 (a)	5,000	4,988
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	211	182
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 1.03%, 07/15/50 (a)	20,852	125
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 1.10%, 01/18/52 (a)	12,303	243
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-ASB-C53, REMIC, 2.96%, 12/15/28	201	197
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,162	4,983
Wells Fargo Commercial Mortgage Trust 2025-5C7
Interest Only, Series 2025-XA-5C7, REMIC, 1.66%, 12/17/58 (a)	42,528	2,522
Wells Fargo Commercial Mortgage Trust 2025-C64
Series 2025-A1-C64, REMIC, 5.02%, 02/15/30	603	606
Interest Only, Series 2025-XA-C64, REMIC, 1.24%, 02/15/58 (a)	23,074	1,621
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	134	123
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 6.19%, 08/25/37 (a)	76	68
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,057	1,981
Total Non-U.S. Government Agency Asset-Backed Securities (cost $640,335)		606,338
GOVERNMENT AND AGENCY OBLIGATIONS 34.3%
U.S. Treasury Note 26.1%
Treasury, United States Department of
0.63%, 03/31/27	26,450	25,648
0.50%, 06/30/27 (e)	1,950	1,872
3.50%, 10/31/27	190,000	189,005
0.75%, 01/31/28 (e)	80,900	76,523
0.88%, 11/15/30 (e)	42,200	36,778
		329,826
Collateralized Mortgage Obligations 4.5%
Connecticut Avenue Securities Trust 2025-R04
Series 2025-1A1-R04, REMIC, 4.66%, (SOFR 30-Day Average + 1.00%), 05/25/45 (a)	2,825	2,823
Federal Home Loan Mortgage Corporation
Series 2024-M1-DNA2, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 05/25/44 (a)	2,786	2,785
Series FE-4940, REMIC, 4.33%, (SOFR 30-Day Average + 0.66%), 01/25/50 (a)	1,667	1,643
Series FD-5536, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 05/25/54 (a)	1,861	1,868
Series FG-5475, REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 11/25/54 (a)	1,397	1,401
Series FA-5512, REMIC, 4.56%, (SOFR 30-Day Average + 0.90%), 03/25/55 (a)	4,103	4,066
Series AF-5524, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,500	1,505
Series FA-5525, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,415	1,418
Series FG-5646, REMIC, 4.80%, (SOFR 30-Day Average + 1.10%), 06/25/55 (a)	4,750	4,720
Series FH-5596, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 11/25/55 (a)	2,232	2,230
Series DF-5598, REMIC, 4.91%, (SOFR 30-Day Average + 1.25%), 11/25/55 (a)	1,852	1,848
Series CF-5632, REMIC, 4.61%, (SOFR 30-Day Average + 0.95%), 02/25/56 (a)	2,156	2,139
Series CITI-FA-8134, REMIC, 4.66%, (SOFR 30-Day Average + 1.00%), 03/25/56 (a)	1,290	1,281
Series CF-5650, REMIC, 4.91%, (SOFR 30-Day Average + 1.25%), 04/25/56 (a)	2,250	2,245
Federal National Mortgage Association, Inc.
Series 2007-FC-44, REMIC, 4.11%, (SOFR 30-Day Average + 0.44%), 05/25/37 (a)	1,084	1,076
Series 2014-KF-10, REMIC, 4.23%, (SOFR 30-Day Average + 0.56%), 03/25/44 (a)	1,068	1,057
Series 2017-FC-112, REMIC, 4.13%, (SOFR 30-Day Average + 0.46%), 01/25/48 (a)	1,634	1,596
Series 2018-FE-85, REMIC, 4.08%, (SOFR 30-Day Average + 0.41%), 12/25/48 (a)	786	778
Series 2022-FB-68, REMIC, 4.53%, (SOFR 30-Day Average + 0.87%), 10/25/52 (a)	4,521	4,460
Series 2025-FK-26, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 06/25/54 (a)	1,530	1,533
Series 2026-FC-21, REMIC, 4.92%, (SOFR 30-Day Average + 1.25%), 07/25/54 (a)	5,000	4,977
Series 2025-FQ-15, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,653	1,660
Government National Mortgage Association
Series 2017-QF-141, REMIC, 4.09%, (1 Month Term SOFR + 0.41%), 09/20/47 (a)	1,066	1,049
Series 2018-BF-125, REMIC, 4.53%, (1 Month Term SOFR + 0.86%), 06/20/48 (a)	1,158	1,150
Series 2025-QF-196, REMIC, 4.82%, (SOFR 30-Day Average + 1.15%), 11/20/55 (a)	1,974	1,975
Series 2025-FD-211, REMIC, 4.77%, (SOFR 30-Day Average + 1.10%), 12/20/55 (a)	3,858	3,870
		57,153
Mortgage-Backed Securities 2.1%
Federal Home Loan Mortgage Corporation
5.50%, 08/01/43 (f)	1,104	1,118
5.50%, 07/01/53 - 09/01/55	8,740	8,858
0.00%, 01/01/00 (a) (f) (g)	2,325	2,325
Federal National Mortgage Association, Inc.
6.30%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 11/01/42 (a)	260	271
5.00%, 01/01/43 - 08/01/43	3,822	3,824
5.50%, 08/01/45 - 04/01/55	10,219	10,366
		26,762
U.S. Treasury Inflation Indexed Securities 1.2%
Treasury, United States Department of
2.38%, 01/15/27 (h)	4,516	4,594
0.13%, 04/15/27 (e) (h)	6,647	6,607
1.63%, 10/15/27 (h)	3,360	3,411
		14,612
Sovereign 0.2%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.84%, 06/20/30	50	47
Fondo Mivivienda S.A.
5.40%, 03/31/31 (d)	150	150
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (i)	800	796
Gobierno de La Republica del Paraguay
5.00%, 04/15/26 (i)	400	400
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 05/07/29	300	302
Morocco, Kingdom of
2.38%, 12/15/27 (i)	500	479

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (i)	350	352
5.50%, 02/22/29 (i)	400	398
		2,924
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 6.09%, (SOFR 30-Day Average + 2.41%), 08/27/29 (a) (c)	920	890
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 5.58%, (SOFR 30-Day Average + 5.61%), 05/25/26 (a) (c)	457	455
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 7.04%, (SOFR 30-Day Average + 3.36%), 03/25/27 (a) (c)	500	498
		1,843
Total Government And Agency Obligations (cost $434,050)		433,120
CORPORATE BONDS AND NOTES 20.2%
Financials 5.6%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	1,308	1,333
5.75%, 06/06/28	707	724
AIB Group Public Limited Company
5.32%, 05/15/31 (d)	2,347	2,390
American Express Company
4.73%, 04/25/29	1,781	1,793
American National Global Funding
4.88%, 01/23/31 (d)	1,183	1,159
Athene Global Funding
4.51%, (SOFR + 0.85%), 05/08/26 (a) (d)	1,772	1,773
4.72%, 10/08/29 (d)	746	734
5.03%, 07/17/30 (d)	1,183	1,169
Aviation Capital Group LLC
6.25%, 04/15/28 (d)	309	318
4.80%, 10/24/30 (d)	2,622	2,595
Avilease Capital Limited
4.75%, 11/12/30 (d)	1,040	1,014
Avolon Holdings Funding Limited
6.38%, 05/04/28 (d)	1,048	1,079
5.38%, 05/30/30 (d)	1,191	1,206
Banco de Credito del Peru
3.25%, 09/30/31 (i)	190	187
3.25%, 09/30/31 (d)	550	542
Banco Internacional Del Peru S.A.A. – Interbank
6.40%, 04/30/35 (i)	700	710
Banco Nacional De Comercio Exterior, S.N.C.
5.88%, 05/07/30 (i)	200	204
2.72%, 08/11/31 (i)	500	492
Banco Santander Chile
4.55%, 11/20/30 (d)	400	396
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
7.53%, 10/01/28 (i)	550	583
Bank of America Corporation
3.56%, 04/23/27	802	802
4.98%, 01/24/29	2,391	2,409
Bank of Ireland Group Public Limited Company
5.60%, 03/20/30 (d)	500	513
Bank of Montreal
4.64%, 09/10/30 (j)	1,489	1,489
Banque Federative du Credit Mutuel
5.54%, 01/22/30 (d)	1,856	1,908
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (i)	700	682
BPCE
5.88%, 01/14/31 (d)	1,903	1,961
Brown & Brown, Inc.
4.70%, 06/23/28	345	346
4.50%, 03/15/29	402	400
CaixaBank, S.A.
6.21%, 01/18/29 (d)	1,204	1,237
Charles Schwab Corporation, The
4.70%, (SOFR + 1.05%), 03/03/27 (a)	644	647
4.34%, 11/14/31	2,432	2,408
Citigroup Inc.
4.79%, 03/04/29	1,278	1,286
4.54%, 09/19/30	2,732	2,723
Cooperatieve Rabobank U.A.
4.32%, 04/01/29	1,245	1,247
Credit Agricole S.A.
5.23%, 01/09/29 (d)	1,477	1,493
Daimler Trucks Finance North America LLC
4.30%, 08/12/27 (d)	953	950
4.15%, 01/12/29 (d)	628	620
Fiserv, Inc.
4.75%, 03/15/30	1,741	1,727
Global Payments Inc.
5.30%, 08/15/29	594	598
4.88%, 11/15/30	1,036	1,019
Goldman Sachs Group, Inc., The
4.15%, 10/21/29	1,129	1,119
4.52%, 01/21/32	539	532
Intergroup Financial Services Corp.
4.13%, 10/19/27 (i)	600	594
JPMorgan Chase & Co.
4.59%, (SOFR + 0.92%), 04/22/28 (a)	1,293	1,296
4.92%, 01/24/29	2,398	2,421
LPL Holdings, Inc.
4.63%, 11/15/27 (d)	718	713
M&T Bank Corporation
4.83%, 01/16/29	625	628
National Securities Clearing Corporation
4.70%, 05/20/30 (d)	1,391	1,406
Nationwide Building Society
6.56%, 10/18/27 (d)	200	202
NatWest Group PLC
4.96%, 08/15/30	1,569	1,583
New York Life Global Funding
4.12%, (SOFR + 0.48%), 06/09/26 (a) (d)	144	144
4.70%, 01/29/29 (d)	194	196
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (i)	700	700
Pacific Life Global Funding II
4.27%, (SOFR + 0.62%), 06/04/26 (a) (d)	131	131
Progressive Corporation, The
4.60%, 03/26/31	513	514
Royal Bank of Canada
4.53%, (SOFR + 0.86%), 10/18/28 (a)	2,384	2,386
Societe Generale
3.00%, 01/22/30 (d)	1,042	976
Swedbank AB
5.41%, 03/14/29 (d)	715	734
Truist Financial Corporation
7.16%, 10/30/29	1,981	2,106
UBS Group AG
6.33%, 12/22/27 (d)	430	436
United Overseas Bank Limited
2.00%, 10/14/31 (i) (j)	400	395
3.86%, 10/07/32 (i) (j)	300	297
Wells Fargo & Company
4.74%, (SOFR + 1.07%), 04/22/28 (a)	2,314	2,321
6.30%, 10/23/29	1,126	1,173
5.15%, 04/23/31	1,032	1,050
		70,919
Industrials 3.7%
Aircastle Limited
5.25%, 03/15/30 (d)	1,910	1,929
BAE Systems PLC
3.40%, 04/15/30 (d)	2,065	1,983
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (i) (k)	827	674
Canadian Pacific Kansas City Limited
4.80%, 03/30/30	2,578	2,611
CNH Industrial Capital LLC
4.50%, 10/16/30	2,413	2,386
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	1,395	1,420

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Delta Air Lines, Inc.
4.95%, 07/10/28	2,235	2,242
Element Fleet Management Corp.
6.32%, 12/04/28 (d)	1,476	1,536
5.04%, 03/25/30 (d)	1,222	1,233
4.64%, 11/24/30 (d)	425	419
Equifax Inc.
4.80%, 09/15/29	1,363	1,372
Ferguson Enterprises Inc.
4.35%, 03/15/31	2,419	2,383
GATX Corporation
4.70%, 04/01/29	1,199	1,201
4.00%, 06/30/30	616	600
Jacobs Solutions Inc.
4.75%, 03/03/31	1,234	1,218
JSW Infrastructure Limited
4.95%, 01/21/29 (i)	400	390
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (i)	634	647
MasTec, Inc.
4.50%, 08/15/28 (d)	2,126	2,096
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (i)	400	397
Molex Electronic Technologies, LLC
4.75%, 04/30/28 (d)	1,551	1,558
MV24 Capital B.V.
6.75%, 06/01/34 (i)	347	346
Northrop Grumman Corporation
4.65%, 07/15/30	1,208	1,215
7.75%, 02/15/31	1,831	2,086
Paychex, Inc.
5.10%, 04/15/30	963	972
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (d)	2,316	2,352
Quanta Services, Inc.
4.50%, 01/15/31	1,083	1,075
Republic Services, Inc.
4.75%, 07/15/30	2,192	2,220
Ryder System, Inc.
4.30%, 12/01/30	886	872
Textron Inc.
3.90%, 09/17/29	488	478
Triton Container International Limited
3.15%, 06/15/31 (d)	2,659	2,412
Uber Technologies, Inc.
4.15%, 01/15/31	596	584
Veralto Corporation
5.35%, 09/18/28	657	671
Verisk Analytics, Inc.
4.45%, 03/15/31	352	347
Westinghouse Air Brake Technologies Corporation
4.90%, 05/29/30	2,374	2,401
		46,326
Utilities 2.3%
Adani Energy Solutions Limited
4.00%, 08/03/26 (i)	200	199
American Electric Power Company, Inc.
5.20%, 01/15/29	2,377	2,425
Black Hills Corporation
4.55%, 01/31/31	2,159	2,137
CenterPoint Energy, Inc.
5.40%, 06/01/29	736	754
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (i)	688	711
Chile Electricity PEC SpA
0.00%, 01/25/28 (d) (k)	888	805
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (i)	147	149
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (d)	500	500
Constellation Energy Generation, LLC
3.90%, 01/08/28	925	918
Dominion Energy, Inc.
5.00%, 06/15/30	1,288	1,307
DTE Energy Company
5.20%, 04/01/30	1,380	1,408
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (i)	182	164
Enel Finance International N.V.
5.13%, 06/26/29 (d)	1,175	1,192
4.38%, 09/30/30 (d)	1,077	1,058
Essential Utilities, Inc.
4.80%, 08/15/27	562	564
3.57%, 05/01/29	64	62
Evergy Kansas Central, Inc.
4.70%, 03/13/28	2,193	2,205
Evergy, Inc.
4.25%, 03/15/29	185	183
Exelon Corporation
5.15%, 03/15/29	771	786
FirstEnergy Transmission, LLC
4.55%, 01/15/30	462	462
GNL Quintero S.A.
4.63%, 07/31/29 (i)	577	575
JSW Energy Limited
4.13%, 05/18/31 (i)	452	414
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (i)	727	730
Minejesa Capital B.V.
4.63%, 08/10/30 (i)	292	288
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (i)	290	285
National Fuel Gas Company
5.50%, 03/15/30 (l)	1,086	1,113
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (d)	2,116	2,109
NiSource Inc.
5.25%, 03/30/28	636	646
5.20%, 07/01/29	508	518
Pinnacle West Capital Corporation
4.90%, 05/15/28	301	304
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (i)	700	694
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,108	1,132
5.88%, 10/15/28	1,255	1,294
Southern Company Gas Capital Corporation
4.05%, 09/15/28	371	368
Southern Power Company
4.25%, 10/01/30	900	888
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (i)	300	298
		29,645
Energy 2.1%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (i)	592	599
Apa Corp.
4.25%, 01/15/30	2,477	2,440
Boardwalk Pipelines, LP
4.45%, 07/15/27	722	722
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (i)	400	399
Cenovus Energy Inc.
4.65%, 03/20/31	2,414	2,399
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	1,110	1,105
Cheniere Energy, Inc.
4.63%, 10/15/28	1,431	1,426
DCP Midstream Operating, LP
5.13%, 05/15/29	427	434
Devon Energy Corporation
5.25%, 10/15/27	350	350
DT Midstream, Inc.
4.13%, 06/15/29 (d)	382	374
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (i)	325	322
Enbridge Inc.
6.00%, 11/15/28	578	600

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Energy Transfer LP
6.05%, 12/01/26	1,514	1,528
6.10%, 12/01/28	1,145	1,190
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	1,174	1,192
MPLX LP
4.80%, 02/15/29	1,178	1,187
NGPL PipeCo LLC
4.88%, 08/15/27 (d)	1,458	1,461
Oleoducto Central S.A.
4.00%, 07/14/27 (i)	400	394
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (i)	200	199
Petrobras Global Finance B.V.
6.00%, 01/27/28	450	457
5.13%, 09/10/30	100	98
PT Pertamina (Persero)
3.65%, 07/30/29 (i)	500	480
Targa Resources Corp.
4.35%, 04/15/31	2,545	2,494
Targa Resources Partners LP
5.50%, 03/01/30	1,923	1,939
Ultrapar International S.A.
5.25%, 06/06/29 (i)	200	199
Western Midstream Operating, LP
6.35%, 01/15/29	208	217
4.05%, 02/01/30 (b) (l)	1,390	1,352
Williams Companies, Inc., The
4.80%, 11/15/29	1,455	1,469
		27,026
Health Care 1.3%
180 Medical, Inc.
3.88%, 10/15/29 (d)	2,493	2,420
AbbVie Inc.
4.88%, 03/15/30	884	902
Amgen Inc.
4.20%, 02/19/31	2,463	2,434
Augusta SpinCo Corporation
4.40%, 03/23/29	722	720
Biogen Inc.
5.05%, 01/15/31	1,023	1,044
Cardinal Health, Inc.
5.13%, 02/15/29	1,164	1,183
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,478	1,490
Illumina, Inc.
4.65%, 09/09/26	919	920
Mars, Incorporated
4.80%, 03/01/30 (d)	2,575	2,605
Royalty Pharma PLC
4.45%, 03/25/31	2,409	2,380
		16,098
Information Technology 1.2%
AppLovin Corporation
5.13%, 12/01/29	1,308	1,315
ArcelorMittal
4.25%, 07/16/29	2,449	2,440
Arrow Electronics, Inc.
5.15%, 08/21/29	1,484	1,499
Atlassian Corporation
5.25%, 05/15/29	1,102	1,109
Broadcom Inc.
5.05%, 07/12/29	612	624
4.35%, 02/15/30	641	639
4.20%, 10/15/30	663	656
Dell International L.L.C.
4.50%, 02/15/31	1,484	1,467
Hewlett Packard Enterprise Company
4.05%, 09/15/27	1,812	1,802
4.55%, 10/15/29	1,480	1,473
Marvell Technology, Inc.
5.75%, 02/15/29	1,068	1,103
4.75%, 07/15/30	835	838
Roper Technologies, Inc.
4.25%, 09/15/28	319	317
Wipro IT Services, LLC
1.50%, 06/23/26 (i)	300	298
		15,580
Materials 1.0%
Anglo American Capital PLC
4.63%, 03/19/31 (d)	1,188	1,176
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	500	481
Antofagasta PLC
2.38%, 10/14/30 (i)	700	628
Avery Dennison Corporation
4.88%, 12/06/28	262	265
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (i) (m)	300	299
Corporacion Nacional del Cobre de Chile
3.63%, 08/01/27 (i)	200	198
3.00%, 09/30/29 (i)	300	282
Freeport-McMoRan Inc.
4.13%, 03/01/28	300	298
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (i)	300	306
Nutrien Ltd.
4.90%, 03/27/28	1,215	1,224
OCP S.A.
6.10%, 04/30/30 (i)	300	305
PT Freeport Indonesia
4.76%, 04/14/27 (d)	600	599
Rio Tinto Finance (USA) plc
4.88%, 03/14/30	1,547	1,572
Sonoco Products Company
4.45%, 09/01/26	777	777
Suzano Austria GmbH
3.75%, 01/15/31 (b)	2,586	2,402
Vale Overseas Ltd.
3.75%, 07/08/30	2,538	2,416
		13,228
Real Estate 0.9%
Agree Limited Partnership
2.90%, 10/01/30	587	543
American Tower Corporation
4.90%, 03/15/30	3,624	3,659
Cubesmart, L.P.
4.38%, 02/15/29	1,061	1,054
Equinix Europe 2 Financing Corporation LLC
4.60%, 11/15/30	551	547
Essential Properties, L.P.
2.95%, 07/15/31	1,164	1,050
Extra Space Storage LP
5.50%, 07/01/30	2,291	2,352
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	658	658
Phillips Edison Grocery Center Operating Partnership I, L.P.
2.63%, 11/15/31	1,173	1,040
Store Capital LLC
4.95%, 02/11/31 (d)	1,059	1,050
		11,953
Consumer Discretionary 0.9%
Airbnb, Inc.
4.40%, 03/16/29	536	536
Darden Restaurants, Inc.
4.35%, 10/15/27	711	710
Hyundai Capital America
4.55%, 09/26/29 (d)	1,423	1,416
5.40%, 06/24/31 (d)	2,070	2,112
Marriott International, Inc.
4.80%, 03/15/30	1,455	1,469
Meritage Homes Corporation
5.13%, 06/06/27	1,117	1,120
O'Reilly Automotive, Inc.
5.75%, 11/20/26	718	724

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (i)	400	384
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (d)	2,346	2,373
		10,844
Consumer Staples 0.9%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (i)	146	133
Altria Group, Inc.
6.20%, 11/01/28	396	413
4.50%, 08/06/30	655	653
Ashtead Capital, Inc.
4.25%, 11/01/29 (d)	1,112	1,086
B.A.T Capital Corporation
4.91%, 04/02/30	64	65
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	1,050	1,089
BRF GmbH
4.35%, 09/29/26 (i)	200	199
Diageo Investment Corporation
5.13%, 08/15/30	436	446
Imperial Brands Finance PLC
4.50%, 06/30/28 (d)	1,356	1,357
5.50%, 02/01/30 (d)	664	681
NBM US Holdings, Inc.
7.00%, 05/14/26 (i)	413	411
6.63%, 08/06/29 (i)	250	251
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (i)	392	394
PT. Indofood CBP Sukses Makmur
3.40%, 06/09/31 (i)	300	276
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (d)	1,933	1,942
Rutas 2 And 7 Finance Ltd.
0.00%, 09/30/36 (i) (k)	147	112
Sysco Corporation
5.10%, 09/23/30	1,194	1,204
		10,712
Communication Services 0.3%
Axiata SPV2 Berhad
2.16%, 08/19/30 (i)	400	361
Digicel Group Holdings Limited
0.00%, 12/31/30 (d) (k) (n)	136	4
Millicom International Cellular S.A.
5.13%, 01/15/28 (i)	720	712
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (i)	200	199
T-Mobile USA, Inc.
3.50%, 04/15/31	2,234	2,114
		3,390
Total Corporate Bonds And Notes (cost $255,567)		255,721
SENIOR FLOATING RATE INSTRUMENTS 2.1%
Industrials 0.7%
APi Group DE, Inc.
2025 Term Loan, 0.00%, (1 Month Term SOFR + 1.75%), 01/03/29 (a) (o)	280	280
2025 Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	1,334	1,332
Biomarin Pharmaceutical Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 1.75%), 01/28/33 (a) (o)	1,370	1,366
Corpay Technologies Operating Company LLC
Term Loan B5, 5.42%, (1 Month Term SOFR + 1.75%), 04/28/28 (a)	1,229	1,228
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 05/19/31 (a)	1,734	1,720
Dycom Investments Inc
2026 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 01/20/33 (a)	125	125
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.67%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	329	329
2024 1st Lien Term Loan B2, 5.67%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	125	125
Resideo Funding Inc.
2025 Incremental Term Loan, 5.67%, (3 Month Term SOFR + 2.00%), 08/08/32 (a)	438	436
Standard Industries Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 08/05/28 (a) (o)	635	634
2021 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 08/05/28 (a)	702	701
		8,276
Information Technology 0.4%
CACI International, Inc.
2026 Incremental Term Loan B2, 5.42%, (1 Month Term SOFR + 1.75%), 02/26/33 (a)	1,420	1,418
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (n) (p) (q)	86	—
Energizer Holdings, Inc.
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 03/13/32 (a)	1,087	1,083
Gen Digital Inc.
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 02/13/32 (a)	551	542
Go Daddy Operating Company, LLC
2024 Term Loan B8, 5.42%, (1 Month Term SOFR + 1.75%), 11/09/29 (a)	1,653	1,627
Iron Mountain, Inc.
2023 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	964	957
		5,627
Consumer Discretionary 0.4%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 5.42%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	1,976	1,971
Allison Transmission, Inc.
2025 Incremental Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 11/06/32 (a)	425	426
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	1,126	1,123
Somnigroup International Inc
Term Loan B, 5.91%, (SOFR + 2.25%), 10/24/31 (a)	752	754
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 05/28/30 (a)	961	964
		5,238
Communication Services 0.2%
Delta 2 (LUX) S.a.r.l.
2024 Term Loan B1, 5.42%, (3 Month Term SOFR + 1.75%), 09/10/31 (a)	1,365	1,361
Six Flags Entertainment Corporation
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 04/18/31 (a)	771	759
		2,120
Energy 0.1%
Colossus Acquireco LLC
Term Loan B, 5.41%, (SOFR + 1.75%), 06/12/32 (a)	1,698	1,691
Financials 0.1%
Trans Union, LLC
2024 Term Loan B8, 5.42%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	326	324
2024 Term Loan B9, 5.42%, (1 Month Term SOFR + 1.75%), 06/24/31 (a)	1,278	1,270
		1,594
Consumer Staples 0.1%
Froneri Lux Finco Sarl
2024 USD Term Loan B4, 5.88%, (6 Month Term SOFR + 2.25%), 09/16/31 (a)	968	948

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2025 USD Term Loan B6, 5.88%, (6 Month Term SOFR + 2.25%), 07/17/32 (a)	149	147
		1,095
Utilities 0.1%
NRG Energy, Inc.
2024 Term Loan, 5.52%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	625	626
Materials 0.0%
Solstice Advanced Materials Inc
Term Loan B, 5.42%, (3 Month Term SOFR + 1.75%), 09/16/32 (a)	395	397
Total Senior Floating Rate Instruments (cost $26,840)		26,664
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 3.53% (r) (s)	10,890	10,890
Total Short Term Investments (cost $10,890)		10,890
Total Investments 105.5% (cost $1,367,682)		1,332,733
Other Derivative Instruments (5.6)%		(70,566)
Other Assets and Liabilities, Net 0.1%		703
Total Net Assets 100.0%		1,262,870

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(c) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $80,560 and 6.4% of the Fund.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $3,447.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Convertible security.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(o) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Non-income producing security.

(q) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	126,466	87,425	203,001	729	—	—	10,890	0.9

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	11/15/23	197	199	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/31/22	129	133	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/06/22	572	599	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Antofagasta PLC, 2.38%, 10/14/30	01/22/26	637	628	0.1
Axiata SPV2 Berhad, 2.16%, 08/19/30	02/10/26	366	361	—
Banco de Credito del Peru, 3.25%, 09/30/31	09/22/25	187	187	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.40%, 04/30/35	12/10/25	726	710	0.1
Banco Nacional De Comercio Exterior, S.N.C., 5.88%, 05/07/30	02/10/26	207	204	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	10/19/23	426	492	0.1
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 7.53%, 10/01/28	09/25/23	561	583	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	11/15/24	671	682	0.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	01/19/24	662	674	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	06/23/25	398	399	—
BRF GmbH, 4.35%, 09/29/26	04/15/25	198	199	—
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	11/04/24	293	299	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	03/18/25	710	711	0.1
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	03/11/25	146	149	—
Corporacion Nacional del Cobre de Chile, 3.63%, 08/01/27	10/01/25	199	198	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	02/10/26	287	282	—
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	01/14/20	183	164	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	323	322	—
GNL Quintero S.A., 4.63%, 07/31/29	08/04/21	589	575	0.1
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/25/24	781	796	0.1
Gobierno de La Republica del Paraguay, 5.00%, 04/15/26	08/19/25	400	400	—
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	03/13/26	312	306	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	05/03/24	580	594	0.1
JSW Energy Limited, 4.13%, 05/18/31	11/13/23	398	414	—
JSW Infrastructure Limited, 4.95%, 01/21/29	01/15/25	390	390	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	01/19/24	627	647	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	12/08/23	715	730	0.1
Millicom International Cellular S.A., 5.13%, 01/15/28	06/21/21	696	712	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	10/21/25	291	288	—
MISC Capital Two (Labuan) Limited, 3.75%, 04/06/27	10/09/25	398	397	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	274	285	—
Morocco, Kingdom of, 2.38%, 12/15/27	04/03/25	480	479	0.1
MV24 Capital B.V., 6.75%, 06/01/34	11/21/23	327	346	—
NBM US Holdings, Inc., 7.00%, 05/14/26	08/31/23	413	411	—
NBM US Holdings, Inc., 6.63%, 08/06/29	03/27/25	250	251	—
OCP S.A., 6.10%, 04/30/30	07/10/25	304	305	—
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	390	394	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	05/19/25	199	199	—
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	09/15/25	703	700	0.1
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	05/06/25	382	384	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	08/15/25	353	352	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	12/03/24	395	398	—
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/07/24	387	394	—
PT Pertamina (Persero), 3.65%, 07/30/29	02/10/26	489	480	0.1
PT. Indofood CBP Sukses Makmur, 3.40%, 06/09/31	01/22/26	282	276	—
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	03/22/23	695	694	0.1
Rutas 2 And 7 Finance Ltd., 0.00%, 09/30/36	06/12/25	108	112	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	11/07/23	194	199	—
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	09/23/25	299	298	—
Ultrapar International S.A., 5.25%, 06/06/29	03/19/25	198	199	—
United Overseas Bank Limited, 2.00%, 10/14/31	10/01/25	393	395	—
United Overseas Bank Limited, 3.86%, 10/07/32	01/22/26	298	297	—
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	298	298	—
		22,366	22,570	1.8

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Index
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	06/10/26	44,000	—	(2,561)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	04/30/26	78,000	—	(3,450)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	08/27/26	69,000	—	(761)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	07/16/26	101,000	—	(7,425)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	05/15/26	69,000	—	(3,686)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	06/25/26	85,000	—	(5,502)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	04/09/26	72,000	—	(4,391)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	04/17/26	53,000	—	(1,714)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	08/14/26	52,000	—	(3,056)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BOA	05/29/26	87,000	—	(3,955)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	05/08/26	48,000	—	(1,280)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	06/22/26	90,000	—	(5,967)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	07/10/26	60,000	—	(3,816)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	06/03/26	57,000	—	(3,336)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	08/05/26	68,000	—	(4,798)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	05/22/26	86,000	—	(4,941)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	07/23/26	27,000	—	(1,723)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	07/06/26	95,000	—	(6,703)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	08/19/26	45,000	—	(1,501)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	09/02/26	51,000	—	—
					—	(70,566)

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	606,338	—	606,338
Government And Agency Obligations	—	433,120	—	433,120
Corporate Bonds And Notes	—	255,717	4	255,721
Senior Floating Rate Instruments	—	26,664	—	26,664
Short Term Investments	10,890	—	—	10,890
	10,890	1,321,839	4	1,332,733
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(70,566)	—	(70,566)
	—	(70,566)	—	(70,566)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 56.9%
Mortgage-Backed Securities 32.8%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	75,038	67,855
4.00%, 09/01/43 - 08/01/52	13,807	13,117
3.50%, 01/01/48	1,963	1,827
2.50%, 02/01/52	11,443	9,763
4.50%, 08/01/52	6,712	6,507
5.50%, 02/01/53 - 09/01/53	11,339	11,553
5.00%, 06/01/53	11,498	11,392
6.00%, 08/01/53 - 02/01/55	54,480	56,427
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	10,787	10,440
6.18%, 12/01/28	8,250	8,559
2.48%, 11/01/29	16,076	15,129
4.65%, 05/01/30	13,450	13,559
5.45%, 01/01/31	6,907	7,042
2.63%, 04/01/32	62,149	56,108
1.83%, 11/01/33	6,300	5,306
3.00%, 03/01/35 - 04/01/51	40,196	36,095
3.50%, 09/01/43 - 01/01/51	25,461	23,672
4.00%, 01/01/48	1,731	1,652
2.50%, 09/01/50 - 03/01/51	55,147	47,072
2.00%, 10/01/50 - 02/01/51	23,718	19,378
5.00%, 08/01/52 - 11/01/53	59,970	59,667
5.50%, 05/01/53 - 02/01/55	43,032	43,714
6.00%, 02/01/54	13,635	14,111
Government National Mortgage Association
3.50%, 10/20/45	1,034	949
2.50%, 08/20/51	27,346	23,560
		564,454
Collateralized Mortgage Obligations 19.0%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 4.66%, (SOFR 30-Day Average + 1.00%), 05/25/44 (a)	12,305	12,288
Federal Home Loan Mortgage Corporation
Series UB-4247, REMIC, 3.00%, 09/15/33	5,315	5,161
Series EB-4247, REMIC, 3.50%, 09/15/33	2,829	2,788
Interest Only, Series SM-3780, REMIC, 2.71%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (a)	3,514	317
Series SL-4061, REMIC, 0.44%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (a)	36	20
Series KM-4141, REMIC, 1.75%, 12/15/42	6,519	5,654
Series CS-4156, REMIC, 0.86%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (a)	3,158	2,322
Series 2023-M1B-HQA2, REMIC, 7.01%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,075
Series UZ-4508, REMIC, 3.00%, 07/15/43	567	470
Series 2024-M2-DNA3, REMIC, 5.11%, (SOFR 30-Day Average + 1.45%), 10/25/44 (a)	4,372	4,369
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,340	2,235
Series GZ-4612, REMIC, 3.00%, 09/15/46	20,930	18,587
Series MY-4677, REMIC, 3.50%, 04/15/47	8,228	7,091
Series DZ-4894, REMIC, 3.50%, 06/15/49	4,234	3,890
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	16,186	2,475
Series ZP-5028, REMIC, 1.50%, 10/25/50	7,033	3,259
Series BD-5645, REMIC, 4.50%, 07/25/51	15,000	14,871
Series NH-5250, REMIC, 3.00%, 08/25/52	24,493	21,182
Interest Only, Series MS-4291, REMIC, 2.11%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (a)	1,702	170
Federal National Mortgage Association, Inc.
Interest Only, Series C55-426, 2.50%, 11/25/50	37,585	5,544
Interest Only, Series C26-437, 4.50%, 01/25/52	17,723	4,638
Interest Only, Series C60-426, 3.50%, 02/25/52	15,349	2,865
Interest Only, Series C8-437, 2.50%, 06/25/52	28,166	4,474
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	209	197
Interest Only, Series 2005-S-2, REMIC, 2.82%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (a)	1,421	79
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	220	211
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	754	730
Interest Only, Series 2011-ES-93, REMIC, 2.72%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (a)	603	52
Interest Only, Series 2018-ST-25, REMIC, 2.27%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (a)	4,300	297
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	492	478
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	8,163	7,487
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,441	12,268
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	18,808	15,765
Interest Only, Series 2024-IE-96, REMIC, 3.00%, 02/25/51	35,422	5,658
Interest Only, Series 2021-MI-3, REMIC, 3.50%, 02/25/51	11,724	2,218
Series 2026-BD-5, REMIC, 4.50%, 04/25/53	33,605	33,172
Government National Mortgage Association
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	904	848
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	7,817	1,595
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	7,899	1,371
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	9,972	230
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	31,746	4,672
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	30,576	4,368
Interest Only, Series 2020-AI-173, REMIC, 2.50%, 11/20/50	12,621	1,933
Interest Only, Series 2020-SB-185, REMIC, 2.51%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (a)	31,845	4,439
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	41,894	5,996
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	23,885	3,224
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	21,840	3,260
Interest Only, Series 2023-IO-19, REMIC, 2.50%, 02/20/51	34,406	5,027
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	13,362	2,295
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	14,402	132
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (a)	45,284	1,194
Interest Only, Series 2021-MI-91, REMIC, 3.00%, 05/20/51	44,920	7,485
Interest Only, Series 2021-IA-116, REMIC, 2.50%, 06/20/51	15,974	2,327
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	30,474	5,213
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	17,686	11,311
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	34,405	5,050
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	16,937	3,197
Interest Only, Series 2021-AI-221, REMIC, 3.50%, 12/20/51	23,977	4,473
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,753	6,761
Series 2025-MF-208, REMIC, 4.67%, (SOFR 30-Day Average + 1.00%), 12/20/55 (a)	13,065	13,079
Series 2025-QF-208, REMIC, 4.67%, (SOFR 30-Day Average + 1.00%), 12/20/55 (a)	14,919	14,982
Government National Mortgage Association REMIC Trust 2020-095
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	11,059	1,831
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	22,980	3,928
		326,578
Commercial Mortgage-Backed Securities 4.0%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.46%, 05/25/30 (a)	10,794	10,343

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Interest Only, Series 2020-X1-M15, REMIC, 1.45%, 09/25/31 (a)	32,816	1,716
Interest Only, Series 2020-AX-M21, REMIC, 1.53%, 01/25/58 (a)	25,940	2,638
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	72,012	3,556
Interest Only, Series 2022-IO-14, REMIC, 0.65%, 12/16/61 (a)	36,133	1,555
Interest Only, Series 2021-IO-20, REMIC, 1.14%, 08/16/62 (a)	52,318	3,726
Interest Only, REMIC, 0.82%, 02/16/63 (a)	51,785	3,078
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	63,450	3,210
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	10,323	551
Interest Only, Series 2021-IO-22, REMIC, 0.97%, 05/16/63 (a)	16,719	1,045
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	76,105	4,961
Interest Only, Series 2021-IO-79, REMIC, 0.87%, 08/16/63 (a)	37,901	2,170
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	74,626	2,583
Interest Only, Series 2021-IO-200, REMIC, 0.89%, 11/16/63 (a)	82,403	5,478
Interest Only, Series 2022-IO-131, REMIC, 0.50%, 06/16/64 (a)	88,951	4,230
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	28,144	1,377
Interest Only, Series 2025-IO-21, REMIC, 0.95%, 04/16/65 (a)	39,119	2,726
Interest Only, Series 2024-AI-170, REMIC, 0.76%, 10/16/65 (a)	48,745	3,024
Interest Only, Series 2024-IO-158, REMIC, 1.08%, 12/16/65 (a)	47,784	3,619
Interest Only, Series 2025-IO-202, REMIC, 0.72%, 09/16/67 (a)	100,145	7,188
		68,774
U.S. Treasury Inflation Indexed Securities 1.1%
Treasury, United States Department of
0.38%, 07/15/27 (b)	5,691	5,688
1.63%, 10/15/27 (b)	7,367	7,479
0.50%, 01/15/28 (b)	5,723	5,678
		18,845
Total Government And Agency Obligations (cost $1,019,893)		978,651
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 41.9%
1345 Trust 2025-AOA
Series 2025-A-AOA, REMIC, 5.27%, (1 Month Term SOFR + 1.60%), 06/15/27 (a)	1,260	1,260
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31 (c)	2,257	2,278
Series 2024-B-1A, 6.90%, 05/16/31 (c)	804	809
AASET 2024-2 Ltd.
Series 2024-A-2A, 5.93%, 09/16/31 (c)	3,562	3,574
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 2.45%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (c) (d)	2,990	2,118
ACRES 2025-FL3, LLC
Series 2025-A-FL3, REMIC, 5.30%, (1 Month Term SOFR + 1.62%), 08/18/40 (a)	1,900	1,905
Affirm Master Trust
Series 2025-A-1A, 4.99%, 02/15/33	2,000	2,013
Series 2026-A-1A, REMIC, 4.37%, 02/15/28	2,400	2,395
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 6.45%, 12/25/28 (a) (c) (d)	1,980	1,676
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,949
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,957
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,501
Allegro CLO V-S Ltd.
Series 2024-A1-2A, 5.17%, (3 Month Term SOFR + 1.50%), 07/24/37 (a)	3,000	3,001
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,365	1,081
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 4.97%, 11/25/35 (a) (d)	11,435	6,663
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	844	827
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	4,777	2,461
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.11%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (c)	2,356	2,258
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,907	4,683
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 1.60%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (a)	2,977	275
Series 2007-1A6-5CB, REMIC, 4.40%, (1 Month Term SOFR + 0.71%), 04/25/37 (a)	2,977	1,095
Angel Oak Mortgage Trust 2025-7
Series 2025-A3-7, REMIC, 5.92%, 06/25/29 (a) (c)	1,985	1,989
Series 2025-M1-7, REMIC, 6.35%, 06/25/29	3,800	3,817
Angel Oak Mortgage Trust 2026-1
Series 2026-A3-1, REMIC, 5.17%, 01/25/30 (c)	984	973
Apidos CLO XLIII Ltd.
Series 2022-A1R-39A, 4.90%, (3 Month Term SOFR + 1.23%), 10/21/38 (a)	1,000	1,000
Apidos CLO XLVIII Ltd.
Series 2024-A1-48A, 5.11%, (3 Month Term SOFR + 1.44%), 07/27/37 (a)	2,000	2,001
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 5.14%, (1 Month Term SOFR + 1.46%), 11/17/36 (a)	838	838
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-A-FL1, 5.12%, (SOFR 30-Day Average + 1.45%), 01/15/37 (a)	864	864
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 5.08%, (1 Month Term SOFR + 1.40%), 02/20/29 (a)	2,500	2,495
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.42%, (1 Month Term SOFR + 1.75%), 06/15/27 (a)	1,270	1,265
AREIT 2024-CRE9 Ltd.
Series 2024-A-CRE9, 5.36%, (1 Month Term SOFR + 1.69%), 01/17/29 (a) (c)	158	158
AREIT 2025-CRE10 Ltd.
Series 2025-A-CRE10, 5.07%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	2,710	2,708
Bain Capital Credit CLO 2022-6, Limited
Series 2022-A1R-6A, 5.04%, (3 Month Term SOFR + 1.37%), 01/22/38 (a)	1,500	1,500
Bain Capital Credit CLO 2024-6 Ltd.
Series 2024-A1-6A, 5.00%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	5,000	4,998
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	1,960	1,773
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	282
Bank5 2024-5YR10
Series 2024-B-5YR10, REMIC, 6.14%, 10/17/29	2,747	2,801
Bank5 2025-5YR13
Series 2025-A3-5YR18, REMIC, 5.15%, 11/18/30	1,514	1,540
Barclays Mortgage Loan Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.84%, 12/25/65 (c)	983	975
Series 2026-A3-NQM1, REMIC, 5.24%, 12/25/65 (c)	983	974

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.09%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	1,000	1,001
Bayswater Park CLO, Ltd.
Series 2023-A1R-1A, 4.88%, (3 Month Term SOFR + 1.21%), 01/20/39 (a)	1,000	997
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.31%, 07/17/54 (a)	20,330	943
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.44%, 09/17/54 (a)	41,234	1,957
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 1.04%, 11/18/54 (a)	12,063	419
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.67%, 02/18/54 (a)	33,813	1,908
BBCMS Mortgage Trust 2024-5C25
Series 2024-AS-5C25, REMIC, 6.36%, 03/16/29 (a)	1,547	1,612
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,629	2,687
BBCMS Mortgage Trust 2025-5C34
Series 2026-AS-5C40, REMIC, 5.53%, 01/17/31	2,401	2,427
BBCMS Mortgage Trust 2025-5C37
Series 2025-A3-5C37, REMIC, 5.02%, 09/15/58	2,512	2,531
BBCMS Mortgage Trust 2025-5C38
Series 2025-A3-5C38, REMIC, 5.15%, 10/18/30	2,469	2,507
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.25%, (1 Month Term SOFR + 1.58%), 06/19/29 (a) (c)	2,600	2,604
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	66	65
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.54%, 05/16/53 (a)	81,480	610
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.76%, 09/17/53 (a)	30,193	1,272
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.35%, 07/17/54 (a)	19,596	868
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.80%, 09/17/54 (a)	38,734	1,246
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,650	2,693
Benchmark 2024-V6 Mortgage Trust
Series 2024-A3-V6, REMIC, 5.93%, 03/16/29	2,477	2,563
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,636	2,702
Benchmark 2025-V17 Mortgage Trust
Series 2025-A3-V17, REMIC, 5.07%, 08/16/30	2,505	2,540
Benchmark 2025-V18 Mortgage Trust
Series 2025-AS-V18, REMIC, 5.59%, 10/18/30 (a)	1,235	1,251
Benchmark 2025-V19 Mortgage Trust
Series 2025-A3-V19, REMIC, 5.25%, 12/16/30	2,450	2,493
Benchmark 2026-V21 Mortgage Trust
Series 2026-A3-V21, REMIC, 5.13%, 03/17/31	1,576	1,593
Benefit Street Partners CLO 46 Ltd.
Series 2025-A-46A, 4.88%, (3 Month Term SOFR + 1.21%), 01/25/39 (a)	5,000	4,990
Benefit Street Partners CLO XXXVII Ltd
Series 2024-A-37A, 5.02%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	500	500
BFLD Trust 2025-EWEST
Series 2025-C-EWEST, REMIC, 5.77%, (1 Month Term SOFR + 2.10%), 06/15/27 (a)	1,270	1,269
BlueMountain CLO 2014-2 Ltd.
Series 2014-BR2-2A, 5.68%, (3 Month Term SOFR + 2.01%), 10/21/30 (a)	3,000	3,003
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,834	1,862
Bojangles Issuer LLC
Series 2024-A2-1A, 6.58%, 11/20/29	1,990	2,001
Brant Point CLO 2024-3, Ltd.
Series 2024-A1R-3A, 4.85%, (3 Month Term SOFR + 1.22%), 01/20/39 (a)	1,500	1,497
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,320
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (c)	9,747	9,748
BRAVO Residential Funding Trust 2026-NQM3
Series 2026-A3-NQM3, REMIC, 5.34%, 11/25/65 (c) (d)	989	981
Series 2026-M1-NQM3, REMIC, 5.77%, 11/25/65 (a)	1,000	983
Bridge Street CLO I Ltd.
Series 2020-A1R-1A, 5.22%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	10,000	10,011
Bridge Street CLO IV Ltd.
Series 2024-A-1A, 5.27%, (3 Month Term SOFR + 1.60%), 04/20/37 (a)	1,000	1,000
Bridgecrest Lending Auto Securitization Trust 2025-2
Series 2025-C-2, 5.17%, 01/18/28	2,000	2,009
BSTN Commercial Mortgage Trust 2025-HUB
Series 2025-A-HUB, REMIC, 5.06%, 04/15/31 (a)	1,080	1,071
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 4.69%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	157	156
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.05%, (1 Month Term SOFR + 1.38%), 08/16/27 (a)	1,207	1,207
BX Commercial Mortgage Trust 2026-ALOHA
Series 2026-C-ALOHA, REMIC, 0.00%, 04/15/28 (a)	1,160	1,160
BX Commercial Mortgage Trust 2026-XL6
Series 2026-A-XL6, REMIC, 4.87%, (1 Month Term SOFR + 1.20%), 03/15/28 (a)	1,300	1,294
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (a)	1,860	1,716
Carlyle US CLO 2017-2, Ltd.
Series 2017-AR2-2A, 5.16%, (3 Month Term SOFR + 1.49%), 07/20/37 (a)	2,500	2,497
Carlyle US CLO 2023-3 Ltd.
Series 2023-A1R-3A, 4.90%, (3 Month Term SOFR + 1.23%), 10/15/38 (a)	1,000	1,000
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 4.07%, (1 Month Term SOFR + 0.25%), 09/25/36 (a) (c)	1,545	1,519
Carval CLO IX-C Ltd.
Series 2024-A-1A, 5.35%, (3 Month Term SOFR + 1.68%), 04/20/37 (a)	1,000	1,000
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.13%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	4,000	4,005
Castlelake Aircraft Structured Trust 2026-1
Series 2026-A-1A, 5.07%, 03/15/33 (c)	3,000	2,974
CBAM 2017-1 Ltd.
Series 2017-AR2-1A, 5.72%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	3,000	3,004
CBAM 2017-2 Ltd.
Series 2017-BR-2A, 5.78%, (3 Month Term SOFR + 2.11%), 07/17/34 (a)	1,500	1,502
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.41%, 11/15/27 (a)	243	227

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Cedar Funding IX CLO Ltd.
Series 2018-AR-9A, 5.09%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	1,000	1,000
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.04%, 05/10/58 (a)	9,261	7
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,299	2,128
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	1,869	793
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,122	792
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	5,790	5,780
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.11%, 02/12/49 (a)	4,095	10
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.51%, 04/16/49 (a)	1,268	17
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.61%, 07/25/47 (a)	1,110	934
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	475	462
CLI Funding IX LLC
Series 2025-A-1A, 5.35%, 06/22/37	1,856	1,861
CMALT (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	871	766
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	639	591
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (c)	3,479	3,479
COLT 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68 (c)	2,373	2,374
COLT 2026-2 Mortgage Loan Trust
Series 2026-M1-2, REMIC, 5.42%, 03/25/71 (a)	3,050	2,978
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.61%, 10/15/46 (a)	1,469	4
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 0.56%, 02/12/48 (a)	999	1
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.72%, 02/12/49 (a)	1,340	1,304
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 4.97%, (1 Month Term SOFR + 1.30%), 09/15/33 (a)	2,125	2,008
CommonBond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	71
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	4,841	2,301
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,023	1,090
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	844
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.69%, 06/17/52 (a)	8,389	323
CSMC 2019-RPL1 Trust
Series 2018-PT-SP3, REMIC, 4.31%, 09/25/58 (a)	12,789	11,044
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 04/25/65 (a)	7,000	6,846
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	798	747
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	2,130	1,916
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (a)	6,570	5,855
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.29%, 05/12/49 (a)	3,949	23
Deephaven Residential Mortgage Trust 2026-INV1
Series 2026-A2-INV1, REMIC, 5.10%, 01/25/30 (c)	245	243
Series 2026-A3-INV1, REMIC, 5.20%, 01/25/30 (c)	490	485
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 3.27%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (c) (d)	8,516	7,361
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-1A3-AR1, REMIC, 0.00%, (1 Month Term SOFR + 0.77%), 02/25/36 (a) (c) (d)	6,078	5,818
Series 2006-A2B-AB1, REMIC, 4.39%, 02/25/36 (a) (d)	2,485	2,281
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	463
ELP Commercial Mortgage Trust 2025-ELP
Series 2025-C-ELP, REMIC, 5.31%, 11/15/30 (a)	1,200	1,184
Empower CLO 2024-1 Ltd.
Series 2024-A1-1A, 5.27%, (3 Month Term SOFR + 1.60%), 04/27/37 (a)	5,000	5,002
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 1.74%, (1 Month Term SOFR + 0.25%), 03/25/37 (a) (c) (d)	4,675	2,462
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,459	857
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (c)	10,500	10,040
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,813
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.01%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (c)	690	690
FS Trust 2026-HULA
Series 2026-A-HULA, REMIC, 5.12%, (1 Month Term SOFR + 1.45%), 03/15/28 (a)	1,190	1,189
GBX Leasing 2022-1 LLC
Series 2026-A-1A, 5.13%, 02/22/33	1,998	1,997
GM Financial Consumer Automobile Receivables Trust 2024-1
Series 2024-A3-1, 4.85%, 12/18/28	2,633	2,643
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	1,975	1,652
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	937	951
Grace Trust
Series 2020-D-GRCE, REMIC, 2.77%, 12/12/30 (a)	1,845	1,624
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 4.62%, (1 Month Term SOFR + 1.20%), 07/15/31 (a) (c)	436	318
Series 2018-D-TWR, REMIC, 5.32%, (1 Month Term SOFR + 1.90%), 07/15/31 (a) (c)	1,000	140
Series 2018-E-TWR, REMIC, 5.82%, (1 Month Term SOFR + 2.40%), 07/15/31 (a) (c)	1,000	100
Series 2018-F-TWR, REMIC, 6.52%, (1 Month Term SOFR + 3.10%), 07/15/31 (a) (c)	1,000	82
Series 2018-G-TWR, REMIC, 7.64%, (1 Month Term SOFR + 4.22%), 07/15/31 (a) (c)	1,000	82
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 1.85%, 03/25/46 (a) (c) (d)	3,486	1,181
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 0.00%, 10/13/48 (a) (d)	782	438
Interest Only, Series 2015-XA-GC34, REMIC, 0.34%, 10/13/48 (a)	1,589	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.14%, 10/13/49 (a)	19,971	11
GS Mortgage Securities Trust 2017-GS7
Interest Only, Series 2017-C-2, REMIC, 1.17%, 08/12/50 (a)	30,413	241
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.34%, 03/10/28 (a)	2,000	1,736
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.17%, 02/12/52 (a)	36,833	923
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.73%, 02/14/53 (a)	45,200	843
GS Mortgage-Backed Securities Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.87%, 01/25/30 (a) (c)	1,455	1,443
Series 2026-A2-NQM1, REMIC, 5.12%, 01/25/30 (c)	242	240
Series 2026-A3-NQM1, REMIC, 5.23%, 01/25/30 (c)	485	480
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 1.21%, (COFI 11D + 1.50%), 08/25/46 (a) (d)	12,564	1,794
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 5.36%, (1 Month Term SOFR + 1.69%), 05/15/26 (a)	2,500	2,500
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 7.73%, (3 Month Term SOFR + 4.06%), 08/01/26 (a)	46	46
HalseyPoint CLO II, Ltd.
Series 2020-AR-2A, 5.19%, (3 Month Term SOFR + 1.52%), 07/20/37 (a)	6,000	6,002
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,263	1,192
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,115	1,925
Series 2021-E-1, REMIC, 2.58%, 09/19/29	967	877
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,114	1,020
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (c)	2,966	2,959
Horizon Aircraft Finance III Limited
Series 2024-A-I, 5.38%, 09/15/31 (c)	2,313	2,280
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 3.06%, (1 Month Term SOFR + 0.25%), 04/25/37 (a) (c) (d)	1,684	1,071
Series 2007-A4-NC1, REMIC, 3.06%, (1 Month Term SOFR + 0.39%), 04/25/37 (a) (c) (d)	7,925	5,052
INCREF 2025-FL1 LLC
Series 2025-A-FL1, 5.40%, (1 Month Term SOFR + 1.73%), 10/22/42 (a)	2,530	2,536
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.16%, 09/25/36 (a)	481	452
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,202	2,983
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 2.14%, (1 Month Term SOFR + 0.71%), 03/25/36 (a) (c) (d)	3,776	1,825
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP
Series 2022-A-NLP, REMIC, 4.27%, (1 Month Term SOFR + 0.85%), 04/15/37 (a)	2,536	2,511
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 4.24%, (1 Month Term SOFR + 0.33%), 01/25/34 (a) (c) (d)	3,748	3,492
Series 2006-A4-HE3, REMIC, 4.34%, (1 Month Term SOFR + 0.43%), 07/25/36 (a) (c) (d)	1,401	1,308
Series 2006-A5-HE3, REMIC, 4.49%, (1 Month Term SOFR + 0.59%), 11/25/36 (a) (c) (d)	3,623	3,368
Series 2006-A5-WMC4, REMIC, 1.96%, (1 Month Term SOFR + 0.32%), 12/25/36 (a) (c) (d)	19,072	9,381
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.16%, 03/26/37 (a)	705	782
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.96%, 12/17/48 (a)	2,224	2,134
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,755
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.44%, 06/17/49 (a)	7,412	9
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,902
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Interest Only, Series 2020-XA-COR7, REMIC, 1.76%, 05/15/53 (a)	32,645	1,412
Katayma CLO II, Ltd.
Series 2024-A1-2A, 5.32%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,001
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 4.86%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (c)	728	728
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/42 (c)	2,482	2,535
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.06%, (1 Month Term SOFR + 1.39%), 11/01/29 (a) (c)	1,680	1,679
Long Beach Mortgage Loan Trust 2006-2
Series 2006-2A3-2, REMIC, 1.06%, (1 Month Term SOFR + 0.49%), 04/25/36 (a) (c) (d)	13,155	4,014
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 1.06%, 03/11/50 (a)	27,338	79
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	1,140	1,137
Magnetite XL, Limited
Series 2024-A1-40A, 5.12%, (3 Month Term SOFR + 1.45%), 07/15/37 (a)	2,000	2,002
MAPS 2026-1 Trust
Series 2026-A-1A, REMIC, 5.20%, 01/15/33 (c)	2,470	2,411
Marble Point CLO XXV Ltd.
Series 2022-A1RR-2A, 4.86%, (3 Month Term SOFR + 1.19%), 10/20/36 (a)	2,000	1,996
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	1,694	958
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 5.25%, 11/25/35 (a)	8,014	3,457
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,578	746
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.30%, 10/25/47 (a)	9,527	2,432
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.45%, (1 Month Term SOFR + 0.44%), 03/25/37 (a) (c) (d)	26,608	8,727
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 0.90%, (1 Month Term SOFR + 0.41%), 06/25/37 (a) (c) (d)	15,890	3,872
MetroNet Infrastructure Issuer LLC
Series 2026-A2-1A, 5.27%, 04/20/31	1,000	1,000
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.87%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	450	449
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.02%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	352	352

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
MF1 2024-FL15 LLC
Series 2024-A-FL15, 5.36%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	2,500	2,506
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.00%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	1,583	1,583
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (c)	8,244	8,257
MFA 2026-NQM1 Trust
Series 2026-M1-NQM1, REMIC, 5.59%, 02/25/71	1,250	1,228
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.19%, 01/15/49 (a)	2,796	15
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.37%, 09/17/49 (a)	10,011	34
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.39%, 10/19/26 (a)	2,360	2,233
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C2
Series 2025-A3-5C2, REMIC, 5.11%, 11/18/30	2,479	2,506
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,624
Interest Only, Series 2019-XA-L3, REMIC, 0.72%, 11/18/52 (a)	65,198	1,251
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a) (c)	2,338	2,312
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 2.95%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (c) (d)	16,699	5,551
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,082	347
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 1.34%, 04/25/37 (a) (d)	885	449
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM2
Series 2026-M1-NQM2, REMIC, 5.48%, 01/25/71	1,500	1,467
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,137	983
MP CLO VIII Ltd.
Series 2015-ARR-2A, 5.13%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	1,500	1,498
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/36	1,018	625
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 12/16/38	4,415	4,034
Navient Refinance Loan Trust 2025-C
Series 2025-A-C, 4.80%, 10/15/55	2,662	2,647
NBC Funding LLC
Series 2024-A2-1A, 6.75%, 07/30/31	1,485	1,522
Neighborly Issuer 2022-1
Series 2022-A2-1A, 3.70%, 01/30/29	1,920	1,821
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,721
New Residential Mortgage Loan Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.46%, 08/25/65 (a) (c)	751	747
Series 2025-M1-NQM5, REMIC, 6.09%, 08/25/65 (a)	1,150	1,148
New Residential Mortgage Loan Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.82%, 11/25/65 (a) (c)	2,231	2,211
Series 2026-A2-NQM1, REMIC, 5.08%, 11/25/65 (c)	485	481
Series 2026-A3-NQM1, REMIC, 5.18%, 11/25/65 (c)	485	480
NJ 2025-WBRK Mortgage Trust
Series 2025-A-WBRK, REMIC, 5.87%, 03/07/30	1,814	1,854
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 4.44%, 02/25/36 (a)	332	208
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 4.00%, 07/26/41 (a)	4,918	4,233
NYMT Loan Trust 2026-INV1
Series 2026-A1-INV1, REMIC, 4.77%, 02/25/61 (a) (c)	1,395	1,380
Series 2026-A2-INV1, REMIC, 5.05%, 02/25/61 (c)	498	493
Series 2026-A3-INV1, REMIC, 5.20%, 02/25/61 (c)	498	493
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (c)	3,048	3,039
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (a) (c)	2,889	2,904
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (c)	2,466	2,462
OBX 2026-NQM2 Trust
Series 2026-A1-NQM2, REMIC, 4.82%, 01/25/30 (a) (c)	1,772	1,757
Oceanview Mortgage Trust 2026-SBC1
Series 2026-A-1, REMIC, 5.10%, 01/25/56 (a)	2,955	2,914
OCP CLO 2017-13 Ltd.
Series 2017-AR2-13A, 5.01%, (3 Month Term SOFR + 1.34%), 11/26/37 (a)	1,000	1,000
Phantom Aviation
Series 2026-A-1, 5.24%, 01/18/33 (c)	2,988	2,970
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.86%, 09/25/47 (a)	3,840	3,566
Pret 2025-NPL7 LLC
Series 2025-A1-NPL7, 5.66%, 07/25/55 (c)	4,505	4,507
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	8,462
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	15,694
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	5,019
PRPM 2024-6, LLC.
Series 2024-A1-6, REMIC, 5.70%, 11/25/27 (c)	8,445	8,446
PRPM 2024-7 LLC
Series 2024-A1-7, 5.87%, 11/25/27 (c)	1,613	1,614
PRPM 2025-5, LLC
Series 2025-A1-5, 5.73%, 07/25/30 (c)	6,484	6,485
PRPM 2026-NQM1 Trust
Series 2026-A3-NQM1, REMIC, 5.44%, 02/25/71 (c)	1,000	994
Series 2026-M1-NQM1, REMIC, 5.72%, 02/25/71 (a)	2,000	1,973
QTS Issuer ABS II LLC
Series 2025-B-1A, 5.78%, 10/05/55	3,500	3,410
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,192	960
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,142	986
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 4.79%, 08/25/35 (a)	2,483	2,097
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 4.24%, (1 Month Term SOFR + 0.56%), 12/25/36 (a)	2,176	1,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Interest Only, Series 2007-1A6-B, REMIC, 2.26%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (a)	2,176	232
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,094	1,945
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.01%, 01/25/36 (a)	3,480	2,433
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,075	3,127
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,383	1,130
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 4.24%, (1 Month Term SOFR + 0.56%), 04/25/37 (a)	4,994	1,847
Series 2007-1A2-A3, REMIC, 17.30%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (a)	651	677
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,916	533
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,024	6,680
Retained Vantage Data Centers Issuer LLC
Series 2024-B-1A, 5.78%, 09/15/29	300	293
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	136	118
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	893	743
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	441	329
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	533	419
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	3,643	2,989
Rockford Tower CLO 2024-1 Ltd.
Series 2024-A1-1A, 5.28%, (3 Month Term SOFR + 1.61%), 04/20/37 (a)	2,000	2,000
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 1.26%, (1 Month Term SOFR + 0.41%), 09/25/36 (a) (c) (d)	15,177	4,760
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 5.29%, (1 Month Term SOFR + 1.61%), 05/15/28 (a)	1,330	1,327
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	4,416	4,339
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	2,180	1,863
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 8.93%, 05/25/30 (a)	99	96
SoFi Consumer Loan Program 2025-2 Trust
Series 2025-C-2, 5.22%, 06/25/34	5,000	5,033
SoFi Consumer Loan Program 2025-4 Trust
Series 2025-D-4, 5.27%, 08/25/35	3,300	3,290
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.08%, (3 Month Term SOFR + 1.41%), 04/18/31 (a) (e)	733	733
Sound Point CLO IX Ltd.
Series 2015-BRRR-2A, 5.73%, (3 Month Term SOFR + 2.06%), 07/20/32 (a)	850	851
Sound Point CLO XXI Ltd.
Series 2018-A1AR-3A, 4.97%, (3 Month Term SOFR + 1.30%), 10/27/31 (a)	964	965
Sound Point CLO XXIII
Series 2019-AR-2A, 5.10%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	2,000	1,998
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 6.06%, 04/25/37 (a)	365	153
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	4,905
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 5.37%, 11/25/35 (a)	2,336	1,879
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 2.53%, (1 Month Term SOFR + 0.27%), 06/25/36 (a) (c) (d)	4,308	2,589
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 1.66%, (1 Month Term SOFR + 0.42%), 07/25/36 (a) (c) (d)	20,344	7,007
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 2.68%, (1 Month Term SOFR + 0.29%), 09/25/36 (a) (c) (d)	4,399	2,581
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,835	2,165
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 4.99%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (c)	527	526
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	1,361	1,262
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	3,181	2,746
Switch ABS Issuer, LLC
Series 2025-B-2A, 6.24%, 10/25/30	750	737
Series 2024-A2-2A, 5.44%, 06/25/54	2,200	2,191
Series 2026-A21-1A, 5.61%, 03/27/56	250	249
Taco Bell Funding, LLC
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	3,466
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	2,450	2,438
Trackside Rail LLC
Series 2026-A-1A, 4.89%, 03/20/31 (c)	1,000	990
Trestles CLO 2017-1, Ltd.
Series 2021-AR1-4A, 5.07%, (3 Month Term SOFR + 1.28%), 11/01/38 (a)	2,000	2,000
Tricon Residential 2025-SFR2 Trust
Series 2025-A-SFR2, 5.20%, 07/31/44	3,335	3,354
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 5.32%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (c)	1,452	1,452
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.61%, 06/17/50 (a)	12,338	131
Unity-Peace Park CLO Ltd.
Series 2022-A1R-1A, 4.72%, (3 Month Term SOFR + 1.06%), 04/20/35 (a)	2,000	1,995
Upgrade Master Pass-Thru Trust
Series 2025-A-ST1, 5.44%, 02/15/29	598	600
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	67	67
Upstart Securitization Trust 2024-1
Series 2024-A-1, 5.33%, 11/20/34	784	786
Upstart Securitization Trust 2025-3
Series 2025-B-3, 5.02%, 09/20/35	3,000	3,004
Upstart Securitization Trust 2025-4
Series 2025-A2-4, 4.83%, 11/20/26	3,250	3,253
Vantage Data Centers Issuer, LLC
Series 2025-A2-2A, 5.24%, 11/15/55	2,440	2,419
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	937	940
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	29	29
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (c)	2,029	2,024
Verus Securitization Trust 2024-9
Series 2024-M1-9, REMIC, 6.20%, 11/25/69 (a)	4,000	4,019
Verus Securitization Trust 2026-R1
Series 2026-A1-R1, REMIC, 4.83%, 10/25/67 (a) (c)	1,078	1,066
Series 2026-A2-R1, REMIC, 5.03%, 10/25/67 (c)	246	244
Series 2026-A3-R1, REMIC, 5.19%, 10/25/67 (c)	246	243
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,441
Warwick Capital CLO 3 Ltd.
Series 2024-A1-3A, 5.32%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,001

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 5.07%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	3,000	2,990
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.43%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (c) (d)	49	17
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	843	667
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,505	1,191
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 1.12%, 09/25/36 (a) (c) (d)	16,389	4,275
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	743	738
Wells Fargo & Company
Series 2016-C-LC24, REMIC, 4.39%, 09/17/26 (a)	2,000	1,895
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	863	751
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	738	635
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	309	255
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.92%, 11/18/48 (a)	22	22
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 04/15/50 (a)	517	502
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.20%, 09/16/50 (a)	61,921	703
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.54%, 01/16/60 (a)	14,228	114
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.96%, 12/17/52 (a)	33,587	865
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.40%, 02/18/53 (a)	55,666	2,285
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.38%, 06/17/53 (a)	47,457	1,824
Wells Fargo Commercial Mortgage Trust 2025-5C7
Series 2025-A3-5C7, REMIC, 5.20%, 12/15/58	2,463	2,496
Wells Fargo Commercial Mortgage Trust 2026-5C8
Series 2026-A3-5C8, REMIC, 5.03%, 02/18/31	1,190	1,198
Series 2026-C-5C8, REMIC, 5.55%, 02/18/31	1,190	1,173
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	446	409
World Omni Auto Receivables Trust 2025-D
Series 2025-A2A-D, 3.91%, 07/15/27	3,100	3,096
Total Non-U.S. Government Agency Asset-Backed Securities (cost $830,261)		721,367
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (f) (g)	3,273	3,273
Total Short Term Investments (cost $3,273)		3,273
Total Investments 99.0% (cost $1,853,427)		1,703,291
Other Derivative Instruments 0.1%		977
Other Assets and Liabilities, Net 0.9%		16,885
Total Net Assets 100.0%		1,721,153

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(d) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $733 and 0.0% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	39,269	125,262	161,258	237	—	—	3,273	0.2

JNL/DoubleLine Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	3,810	July 2026	795,882	287	(5,515)
United States 5 Year Note	1,930	July 2026	211,198	271	(2,411)
United States Long Bond	1,655	June 2026	193,589	630	(5,126)
				1,188	(13,052)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/DoubleLine Total Return Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Ultra Bond	(535)	June 2026	(61,726)	(148)	994
United States Ultra Bond	(290)	June 2026	(34,777)	(63)	974
				(211)	1,968

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	978,651	—	978,651
Non-U.S. Government Agency Asset-Backed Securities	—	721,367	—	721,367
Short Term Investments	3,273	—	—	3,273
	3,273	1,700,018	—	1,703,291
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,968	—	—	1,968
	1,968	—	—	1,968
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13,052)	—	—	(13,052)
	(13,052)	—	—	(13,052)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Dreyfus Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.5%
U.S. Treasury Bill 26.7%
Treasury, United States Department of
3.69%, 04/02/26 (a)	13,200	13,199
3.69%, 04/07/26 (a)	3,000	2,998
3.71%, 04/09/26 (a)	24,500	24,480
3.67%, 04/14/26 (a)	37,200	37,151
3.72%, 04/16/26 (a)	31,000	30,953
3.68%, 04/21/26 - 09/24/26 (a)	24,500	24,246
3.67%, 04/23/26 (a)	58,400	58,271
3.63%, 04/28/26 (a)	22,300	22,240
3.69%, 04/30/26 (a)	12,500	12,463
3.63%, 05/05/26 (a)	25,200	25,115
3.72%, 05/07/26 (a)	22,400	22,318
1.68%, 05/14/26 (a)	44,900	44,700
3.61%, 05/19/26 (a)	6,000	5,972
3.76%, 05/21/26 (a)	12,300	12,237
3.63%, 05/26/26 (a)	8,000	7,956
3.72%, 05/28/26 (a)	18,100	17,995
3.68%, 06/04/26 (a)	42,500	42,226
3.64%, 06/09/26 - 06/23/26 (a)	23,300	23,122
3.63%, 06/11/26 (a)	8,200	8,142
3.64%, 06/16/26 (a)	26,000	25,803
3.66%, 06/18/26 (a)	7,000	6,945
3.53%, 06/25/26 (a)	13,000	12,893
3.64%, 06/30/26 (a)	8,600	8,523
3.55%, 07/02/26 - 08/13/26 (a)	18,300	18,108
3.57%, 07/09/26 (a)	15,000	14,838
3.65%, 07/14/26 (a)	15,900	15,735
3.57%, 07/23/26 (a)	25,000	24,724
3.58%, 09/03/26 (a)	10,000	9,848
3.58%, 09/10/26 (a)	13,600	13,384
3.62%, 09/17/26 (a)	7,000	6,883
3.66%, 10/01/26 (a)	17,300	16,985
3.51%, 11/27/26 (a)	24,500	23,935
3.43%, 12/24/26 (a)	10,000	9,749
3.44%, 01/21/27 (a)	24,000	23,333
3.53%, 03/18/27 (a)	8,600	8,308
		675,778
U.S. Treasury Note 13.4%
Treasury, United States Department of
4.88%, 05/31/26	4,000	4,004
4.63%, 06/30/26 - 10/15/26	5,700	5,710
4.38%, 07/31/26	1,100	1,102
3.75%, 08/31/26	3,900	3,901
3.50%, 09/30/26	11,700	11,688
1.13%, 10/31/26	6,700	6,604
3.86%, (3 Month Treasury + 0.20%), 10/31/26 (b)	40,300	40,311
4.13%, 10/31/26 - 02/28/27	24,500	24,597
4.25%, 11/30/26 - 03/15/27	37,000	37,179
1.25%, 12/31/26	8,000	7,861
1.50%, 01/31/27	4,100	4,032
3.75%, (3 Month Treasury + 0.10%), 01/31/27 (b)	48,300	48,299
1.88%, 02/28/27	8,700	8,565
2.50%, 03/31/27	2,000	1,977
3.88%, 03/31/27	20,300	20,358
4.50%, 04/15/27	4,000	4,035
2.75%, 04/30/27	2,000	1,978
3.81%, (3 Month Treasury + 0.16%), 04/30/27 (b)	15,400	15,400
3.81%, (3 Month Treasury + 0.16%), 07/31/27 (b)	32,200	32,188
3.84%, (3 Month Treasury + 0.19%), 10/31/27 (b)	24,300	24,313
3.75%, (3 Month Treasury + 0.10%), 01/31/28 (b)	33,600	33,596
		337,698
U.S. Government Agency Obligations 12.2%
Council of Federal Home Loan Banks
3.65%, (SOFR + 0.02%), 04/16/26 (b) (c)	6,400	6,400
3.73%, (SOFR + 0.10%), 03/16/27 - 03/18/27 (b) (c)	7,400	7,400
3.74%, (SOFR + 0.11%), 07/16/27 (b) (c)	1,300	1,300
3.75%, (SOFR + 0.12%), 08/11/27 - 08/12/27 (b) (c)	6,500	6,500
3.76%, (SOFR + 0.14%), 09/23/27 (b) (c)	2,800	2,800
Federal Farm Credit Banks Funding Corporation
3.63%, (SOFR + 0.01%), 05/20/26 (b) (c)	5,400	5,400
3.77%, (SOFR + 0.14%), 11/04/26 - 12/02/26 (b) (c)	10,800	10,800
3.76%, (SOFR + 0.14%), 11/23/26 - 09/15/27 (b) (c)	18,000	18,000
3.72%, (SOFR + 0.09%), 05/12/27 - 02/17/28 (b) (c)	6,900	6,900
3.75%, (SOFR + 0.12%), 08/04/27 (b) (c)	2,300	2,300
3.76%, (SOFR + 0.13%), 09/10/27 (b) (c)	2,000	2,000
Federal Home Loan Bank of New York
3.76%, (SOFR + 0.14%), 12/17/26 (b) (c)	10,000	10,000
Federal Home Loan Bank of Topeka
3.70%, (SOFR + 0.02%), 11/09/26 (b) (c)	5,600	5,600
3.68%, (SOFR + 0.05%), 12/23/26 (b) (c)	6,100	6,099
3.71%, (SOFR + 0.09%), 03/30/28 (b) (c)	3,000	3,000
Federal Home Loan Mortgage Corporation
3.63%, (SOFR + 0.01%), 04/20/26 - 08/21/26 (b) (c)	33,800	33,800
3.65%, (SOFR + 0.01%), 05/07/26 - 09/28/26 (b) (c)	24,100	24,100
3.74%, (SOFR + 0.11%), 05/07/26 (b) (c)	2,400	2,400
3.63%, (SOFR + 0.00%), 05/20/26 (b) (c)	14,600	14,600
3.64%, (SOFR + 0.01%), 05/20/26 - 08/13/26 (b) (c)	17,300	17,300
3.66%, (SOFR + 0.03%), 06/29/26 (b) (c)	5,600	5,600
3.65%, (SOFR + 0.02%), 09/18/26 - 10/29/26 (b) (c)	9,100	9,100
3.66%, (SOFR + 0.03%), 10/22/26 (b) (c)	5,000	5,000
3.77%, (SOFR + 0.14%), 10/29/26 (b) (c)	3,300	3,300
3.80%, 11/06/26 (c)	21,800	21,800
3.84%, 11/06/26 (c)	11,000	11,000
3.81%, 12/04/26 (c)	10,700	10,700
3.83%, 12/04/26 (c)	10,300	10,300
3.68%, (SOFR + 0.05%), 05/20/27 (b) (c)	4,200	4,200
3.77%, (SOFR + 0.14%), 08/26/27 (b) (c)	4,000	4,000
3.81%, (SOFR + 0.18%), 10/08/27 (b) (c)	9,900	9,900
3.78%, (SOFR + 0.15%), 11/19/27 (b) (c)	6,900	6,900
Federal National Mortgage Association, Inc.
3.77%, (SOFR + 0.14%), 10/23/26 - 12/11/26 (b) (c)	19,000	19,000
		307,499
Discount Notes 2.2%
FHLBanks Office of Finance
3.60%, 04/17/26 (a) (c)	6,000	5,991
3.64%, 04/22/26 (a) (c)	17,500	17,463
3.54%, 06/30/26 (a) (c)	7,900	7,831
3.55%, 07/08/26 (a) (c)	4,500	4,457
3.55%, 07/17/26 (a) (c)	4,600	4,552
3.58%, 07/22/26 (a) (c)	3,700	3,659
3.59%, 07/24/26 (a) (c)	3,800	3,757
3.59%, 09/09/26 (a) (c)	8,400	8,267
		55,977
Total Government And Agency Obligations (cost $1,376,952)		1,376,952
REPURCHASE AGREEMENTS 47.0%
Repurchase Agreements (d)		1,186,000
Total Repurchase Agreements (cost $1,186,000)		1,186,000
Total Investments 101.5% (cost $2,562,952)		2,562,952
Other Assets and Liabilities, Net (1.5)%		(37,543)
Total Net Assets 100.0%		2,525,409

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at March 31, 2026, see Repurchase Agreements in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNS	Treasury, United States Department of, 0.00%-6.75%, due 04/30/26-02/15/56	274,636	255,026	3.66	03/31/26	04/01/26	250,025	250,000	250,000
CIP	Federal National Mortgage Association, Inc., 1.75%-6.00%, due 10/01/31-02/01/56	99,459	88,761
	Federal Home Loan Mortgage Corporation, 3.20%-6.50%, due 09/01/29-02/01/56	400	380
	Treasury, United States Department of, 0.00%-4.75%, due 04/21/26-02/15/56	5,917	5,735
	Government National Mortgage Association, 3.00%-4.00%, due 07/20/46-03/20/52	11,465	7,124

		117,241	102,000	3.67	03/31/26	04/01/26	100,010	100,000	100,000
CTC	Treasury, United States Department of, 0.00%-4.75%, due 07/15/26-02/15/56	419,809	408,000	3.66	03/31/26	04/01/26	400,041	400,000	400,000
DWA	Government National Mortgage Association, 4.50%-6.00%, due 08/20/52-12/20/55	46,384	35,397
	Federal National Mortgage Association, Inc., 2.00%-6.00%, due 08/01/51-03/01/56	12,924	10,021
	Federal Home Loan Mortgage Corporation, 2.00%-6.00%, due 08/25/50-03/01/56	37,395	31,816

		96,703	77,234	3.67	03/31/26	04/01/26	75,008	75,000	75,000
FICC	Treasury, United States Department of, 0.00%-4.63%, due 04/28/26-11/15/26	367,662	368,220	3.66	03/31/26	04/01/26	361,044	361,000	361,000
									1,186,000

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Dreyfus Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,376,952	—	1,376,952
Repurchase Agreements	—	1,186,000	—	1,186,000
	—	2,562,952	—	2,562,952

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.6%
U.S. Treasury Note 27.4%
Treasury, United States Department of
3.50%, 02/15/29 - 11/30/30	16,480	16,212
3.63%, 03/31/30 - 09/30/31	41,164	40,566
3.75%, 05/31/30 - 11/30/32	69,663	68,472
4.63%, 09/30/30 - 02/15/35	399	410
4.25%, 02/28/31 - 08/15/35	64,700	64,700
4.25%, 06/30/31 (a)	7,500	7,593
4.13%, 11/30/31 - 11/15/32	60,415	60,633
4.00%, 04/30/32 - 11/15/35	27,784	27,253
2.75%, 08/15/32	11,078	10,247
3.88%, 12/31/32 - 08/15/34	13,500	13,233
3.50%, 02/15/33 (a)	95,540	91,920
		401,239
Mortgage-Backed Securities 14.4%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/30 - 06/01/52	8,989	8,094
3.50%, 11/01/33 - 03/01/52	4,222	3,928
1.50%, 07/01/35 - 02/01/51	2,888	2,417
2.00%, 12/01/36 - 06/01/52	16,115	13,245
4.00%, 05/01/38 - 02/01/53	3,317	3,184
6.00%, 07/01/39 - 08/01/55	5,243	5,430
2.50%, 06/01/40 - 02/01/52	8,695	7,464
5.00%, 05/01/52 - 12/01/52	2,148	2,144
5.50%, 09/01/52 - 08/01/53	3,078	3,134
5.00%, 12/01/52 (a)	901	898
6.50%, 09/01/53 - 03/01/55	3,713	3,912
6.00%, 04/01/54 (a)	580	601
Federal National Mortgage Association, Inc.
2.00%, 02/01/28 - 03/01/52	13,514	11,379
3.00%, 02/01/31 - 04/01/52	13,326	11,965
1.50%, 11/01/35 - 02/01/51	1,780	1,450
3.50%, 05/01/36 - 07/01/52	8,344	7,863
2.50%, 11/01/36 - 06/01/52	14,558	12,685
4.00%, 06/01/38 - 09/01/52	4,427	4,236
4.50%, 03/01/39 - 08/01/39	580	577
TBA, 5.00%, 04/15/41 - 04/15/56 (b)	10,800	10,751
4.50%, 08/01/49 (a)	1,415	1,381
5.50%, 09/01/52 - 08/01/54	5,966	6,074
6.00%, 09/01/52 - 07/01/55	12,213	12,564
5.00%, 10/01/52 - 12/01/52	1,615	1,611
6.50%, 05/01/53 - 08/01/55	2,954	3,091
TBA, 2.00%, 04/15/56 - 05/15/56 (b)	5,600	4,500
TBA, 4.50%, 04/15/56 (b)	400	386
TBA, 5.50%, 04/15/56 (b)	200	201
TBA, 6.00%, 05/15/56 (b)	2,550	2,595
Government National Mortgage Association
4.00%, 02/20/41 - 03/20/47	1,724	1,654
3.50%, 09/20/45 - 02/20/46	2,508	2,353
3.00%, 12/20/46 - 03/20/50	741	666
5.00%, 04/20/48 - 12/20/54	692	693
2.50%, 08/20/51 - 01/20/52	6,207	5,325
TBA, 2.00%, 04/15/56 - 05/15/56 (b)	14,300	11,777
TBA, 2.50%, 04/15/56 (b)	3,000	2,575
TBA, 4.50%, 04/15/56 (b)	1,500	1,447
TBA, 5.50%, 04/15/56 - 05/15/56 (b)	20,875	20,958
TBA, 6.00%, 04/15/56 - 05/15/56 (b)	10,075	10,233
Government National Mortgage Association II
2.50%, 07/20/51 - 02/20/52	5,354	4,600
		210,041
U.S. Treasury Bond 12.4%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	28,142
3.25%, 05/15/42	6,600	5,446
4.38%, 08/15/43	9,550	9,015
4.63%, 11/15/44 - 11/15/55	22,301	21,413
4.75%, 02/15/45 - 02/15/56	25,884	25,220
4.88%, 08/15/45	5,355	5,338
4.63%, 02/15/46 (d)	191	184
1.88%, 11/15/51	15,598	8,567
2.25%, 02/15/52	36,390	21,931
2.88%, 05/15/52	10,630	7,373
3.63%, 02/15/53 (a)	13,522	10,853
4.13%, 08/15/53	15,441	13,548
4.25%, 02/15/54	23,407	20,970
4.50%, 11/15/54	2,800	2,616
		180,616
Sovereign 2.0%
Arab Republic of Egypt
7.50%, 01/31/27 (e)	235	236
7.63%, 05/29/32 (e)	90	86
7.90%, 02/21/48 (e)	15	12
8.70%, 03/01/49 (e)	310	270
7.50%, 02/16/61 (e)	185	140
Bank Gospodarstwa Krajowego
6.25%, 07/09/54 (e)	110	108
Bermuda, Government of
3.72%, 01/25/27 (e)	215	213
3.38%, 08/20/50 (e)	60	41
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/36 (e) (f)	511	297
0.00%, 02/01/30 - 02/01/36 (e) (f)	353	163
4.00%, 02/01/32 (e) (f)	100	73
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	124
3.00%, 01/15/34	90	77
3.30%, 03/11/41	85	64
Departamento Administrativo De La Presidencia De La Republica
7.38%, 04/25/30 - 09/18/37	230	238
6.13%, 01/21/31 - 01/18/41	210	206
3.13%, 04/15/31	115	98
8.00%, 04/20/33 - 11/14/35	334	353
7.50%, 02/02/34	50	51
5.00%, 06/15/45	110	79
5.20%, 05/15/49	150	109
4.13%, 05/15/51	50	31
8.75%, 11/14/53	200	216
Dubai, Government of
5.25%, 01/30/43 (g)	200	185
Egyptian Financial Company for Sovereign Taskeek, The
7.95%, 10/07/32 (e)	200	201
Federal Government of Nigeria
6.50%, 11/28/27 (e)	10	10
6.13%, 09/28/28 (e)	305	302
7.14%, 02/23/30 (e)	90	91
7.88%, 02/16/32 (e)	155	157
7.70%, 02/23/38 (e)	60	58
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (e)	5	5
7.30%, 11/13/54 (e)	200	217
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	10
5.38%, 04/24/32 (e)	125	124
6.60%, 06/13/36 (e)	20	21
6.25%, 08/15/36 (e)	200	203
6.13%, 06/01/50 (e)	75	71
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (e) (f)	211	206
8.75%, 01/29/34 (e)	200	196
6.90%, 07/31/35 (e) (f)	195	172
9.25%, 01/29/39 (e)	200	196
Gobierno de La Republica del Paraguay
2.74%, 01/29/33 (e)	200	176
6.00%, 02/09/36 (e)	200	208
5.40%, 03/30/50 (e)	30	27
6.65%, 03/04/55 (e)	200	208
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	70	73
5.10%, 06/18/50	150	137

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	70	70
3.25%, 04/16/30	135	126
2.66%, 05/24/31	100	88
3.50%, 02/12/34	125	106
6.35%, 02/09/35	200	204
6.00%, 05/07/36	200	199
6.88%, 05/13/37	200	209
6.13%, 02/09/38	200	195
6.05%, 01/11/40	145	140
6.40%, 05/07/54	50	47
7.38%, 05/13/55	200	209
3.77%, 05/24/61	180	107
Government of Abu Dhabi
3.13%, 09/30/49 (e)	480	314
3.88%, 04/16/50 (e)	145	108
3.00%, 09/15/51 (e)	105	66
5.50%, 04/30/54 (e)	200	191
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (e)	170	182
Government of Gabon
7.00%, 11/24/31 (e)	40	33
Government of Ghana
0.00%, 07/03/26 - 01/03/30 (c) (e)	9	8
5.00%, 07/03/29 - 07/03/35 (e) (f)	134	120
Government of Kenya
9.75%, 02/16/31 (e)	200	205
9.50%, 03/05/36 (e)	55	53
Government of Saudi Arabia
3.25%, 10/22/30 (e)	385	360
4.38%, 01/12/31 (e)	200	196
2.25%, 02/02/33 (e)	200	168
4.50%, 10/26/46 (e)	125	101
4.63%, 10/04/47 (e)	110	90
3.75%, 01/21/55 (e)	100	67
4.50%, 04/22/60 (e)	300	228
3.45%, 02/02/61 (e)	250	153
Government of the Kingdom of Bahrain
7.10%, 02/03/38 (e)	200	188
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	200	196
Government of the Republic of Panama
5.23%, 02/23/34	200	193
5.66%, 02/23/38	200	196
7.88%, 03/01/57	100	116
Government of the Republic of Serbia
6.50%, 09/26/33 (d) (e)	75	78
6.00%, 06/12/34 (e)	125	125
Government of the Republic of Trinidad and Tobago
6.50%, 01/28/36 (e)	200	197
Government of the Republic of Zambia
5.75%, 06/30/33 (e) (f)	12	12
0.50%, 12/31/53 (e) (f)	134	87
Government of the Sultanate of Oman
6.00%, 08/01/29 (e)	50	51
6.25%, 01/25/31 (e)	200	208
6.50%, 03/08/47 (e)	25	25
6.75%, 01/17/48 (e)	125	130
7.00%, 01/25/51 (e)	25	27
Israel, State of
5.75%, 03/12/54	200	185
Jamaica, The Government of
7.88%, 07/28/45	35	40
Kingdom of Bahrain
5.63%, 05/18/34 (e)	45	40
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (e)	200	202
Ministerul Finantelor Publice
5.75%, 09/16/30 (e)	90	90
3.63%, 03/27/32 (d) (e)	98	86
7.13%, 01/17/33 (e)	110	115
6.00%, 05/25/34 (e)	65	63
7.50%, 02/10/37 (e)	136	143
4.00%, 02/14/51 (e)	85	54
Ministry of Defence State of Israel
3.38%, 01/15/50	135	87
Ministry of Diwan Amiri Affairs
4.63%, 06/02/46 (e)	220	190
4.82%, 03/14/49 (d) (e)	275	241
4.40%, 04/16/50 (e)	285	235
Ministry of Finance
5.00%, 01/13/36	200	192
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/03/20 (g) (h) (i)	205	50
Morocco, Kingdom of
6.50%, 09/08/33 (e)	200	210
Pakistan, Government of
6.00%, 04/08/26 (e)	145	145
6.88%, 12/05/27 (e)	95	94
7.38%, 04/08/31 (e)	60	55
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (e)	200	209
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (e)	200	188
8.08%, 04/01/36 (e)	200	203
Presidencia da Republica
3.88%, 06/12/30	170	162
8.25%, 01/20/34	225	255
6.63%, 03/15/35	200	205
6.25%, 05/22/36	200	197
7.13%, 01/20/37	115	124
Presidencia De La Nacion
1.00%, 07/09/29	198	173
0.75%, 07/09/30 (f)	989	826
4.13%, 07/09/35 (f)	997	717
5.00%, 01/09/38 (f)	579	434
3.50%, 07/09/41 (f)	335	223
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	74
2.45%, 01/31/31	285	260
4.00%, 01/31/52	200	155
5.33%, 01/05/54	200	189
3.10%, 01/22/61	160	99
Presidencia de la Republica de El Salvador
0.25%, 04/17/30 (e)	150	5
9.25%, 04/17/30 (e)	150	156
7.65%, 06/15/35 (e)	55	54
7.63%, 02/01/41 (d) (e)	20	19
7.12%, 01/20/50 (e)	40	34
9.65%, 11/21/54 (e)	150	160
Presidencia de la Republica Dominicana
6.00%, 07/19/28 (e)	75	76
7.05%, 02/03/31 (e)	300	311
5.75%, 03/17/34 (d) (e)	150	143
6.60%, 06/01/36 (e)	150	150
5.30%, 01/21/41 (e)	95	81
6.85%, 01/27/45 (e)	80	78
7.15%, 02/24/55 (e)	150	152
Republic of Indonesia, The Government of, The
8.50%, 10/12/35 (e)	165	201
6.63%, 02/17/37 (e)	30	33
7.75%, 01/17/38 (e)	160	189
6.75%, 01/15/44 (e)	70	77
5.13%, 01/15/45 (e)	85	79
5.95%, 01/08/46 (e)	220	221
4.35%, 01/11/48	90	72
3.50%, 02/14/50	60	41
4.20%, 10/15/50	1,515	1,169
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (h) (i)	580	283
Republica de Angola
8.25%, 05/09/28 (e)	125	126
9.24%, 01/15/31 (e)	235	238
8.75%, 04/14/32 (e)	135	131
9.38%, 03/31/33 (e)	200	197
9.38%, 05/08/48 (d) (e)	50	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Romania, Government of
5.75%, 07/04/36 (e)	130	120
Sandor-Palota
2.13%, 09/22/31 (e)	200	169
5.50%, 06/16/34 (e)	155	153
3.13%, 09/21/51 (e)	75	44
6.75%, 09/25/52 - 09/23/55 (e)	165	167
Senegal, Government of
6.25%, 05/23/33 (e)	80	42
South Africa, Parliament of
4.85%, 09/27/27	60	60
5.88%, 04/20/32 (d)	60	60
7.10%, 11/19/36 (e)	100	102
6.13%, 12/11/37 (e)	200	186
5.00%, 10/12/46	85	61
5.65%, 09/27/47	75	58
5.75%, 09/30/49	140	108
The Democratic Socialist Republic of Sri Lanka
4.00%, 04/15/28 (d) (e)	39	37
3.10%, 01/15/30 (e) (f)	55	51
3.35%, 03/15/33 (e) (f)	189	158
3.60%, 06/15/35 - 02/15/38 (e) (f)	98	84
3.60%, 05/15/36 (d) (e) (f)	37	33
The Government of the Republic of Armenia
3.60%, 02/02/31 (e)	65	58
6.75%, 03/12/35 (e)	200	202
The Hashemite Kingdom of Jordan, The Government of
7.38%, 10/10/47 (e)	60	56
The Philippines, Government of
2.95%, 05/05/45	35	23
2.65%, 12/10/45	70	44
5.95%, 10/13/47 (d)	200	202
5.50%, 01/17/48 (d)	200	191
The Republic of Rwanda, Government of
5.50%, 08/09/31 (e)	120	107
The Republic of Uzbekistan
3.70%, 11/25/30 (e)	85	77
Turkiye Cumhuriyeti Basbakanlik
4.88%, 10/09/26 - 04/16/43	380	328
6.00%, 03/25/27 - 01/14/41	215	184
9.88%, 01/15/28	145	154
9.38%, 03/14/29 - 01/19/33	580	636
9.13%, 07/13/30	90	98
5.88%, 06/26/31	85	81
6.30%, 03/14/33	200	189
7.63%, 05/15/34	200	203
6.80%, 11/04/36	200	189
6.63%, 02/17/45	30	25
5.75%, 05/11/47	75	56
Turkiye Ihracat Kredi Bankasi Anonim Sirketi
6.38%, 10/03/30 (e)	275	265
Urzad Rady Ministrow
5.75%, 11/16/32	90	94
5.50%, 04/04/53	45	41
Vlada Crne Gore
7.25%, 03/12/31 (e)	240	249
		29,886
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	291	276
Series CL-5092, REMIC, 3.00%, 04/25/41	781	704
Series CD-5266, REMIC, 4.50%, 10/25/44	329	328
Series BA-5000, REMIC, 2.00%, 04/25/45	361	339
Series LA-4646, REMIC, 4.00%, 09/15/45	19	19
Series KB-4692, REMIC, 4.00%, 10/15/46	106	103
Series TA-5210, REMIC, 3.50%, 11/25/46	171	164
Series PA-4746, REMIC, 4.00%, 02/15/47	51	50
Series KA-5180, REMIC, 2.50%, 10/25/47	154	140
Series LB-5202, REMIC, 2.50%, 10/25/47	152	139
Series GC-5159, REMIC, 2.00%, 11/25/47	123	110
Series BA-5190, REMIC, 2.50%, 11/25/47	188	171
Series BA-5198, REMIC, 2.50%, 11/25/47	281	256
Series DA-5197, REMIC, 2.50%, 11/25/47	142	129
Series A-5248, REMIC, 4.00%, 04/15/48	343	339
Series P-5236, REMIC, 5.00%, 04/25/48	124	125
Series M-5164, REMIC, 2.50%, 07/25/48	126	112
Series EA-5159, REMIC, 2.50%, 08/25/48	123	110
Series A-5182, REMIC, 2.50%, 10/25/48	1,051	942
Series AG-5202, REMIC, 3.00%, 01/25/49	112	104
Series TP-5178, REMIC, 2.50%, 04/25/49	271	241
Series BA-5169, REMIC, 2.50%, 05/25/49	543	482
Series CA-5190, REMIC, 2.50%, 05/25/49	159	141
Series TP-5189, REMIC, 2.50%, 05/25/49	189	168
Series A-5197, REMIC, 2.50%, 06/25/49	159	141
Series TP-5169, REMIC, 2.50%, 06/25/49	125	111
Series CA-5191, REMIC, 2.50%, 04/25/50	182	159
Series CB-5175, REMIC, 2.50%, 04/25/50	786	689
Series UA-5202, REMIC, 3.00%, 04/25/50	167	153
Series BE-5058, REMIC, 3.00%, 11/25/50	289	250
Series PK-5220, REMIC, 3.50%, 01/25/51	213	202
Series CG-5214, REMIC, 3.50%, 04/25/52	143	137
Series FP-5237, REMIC, 4.21%, (SOFR 30-Day Average + 0.55%), 07/25/52 (j)	65	64
Series FA-5250, REMIC, 4.33%, (SOFR 30-Day Average + 0.67%), 08/25/52 (j)	143	142
Series FA-5256, REMIC, 4.31%, (SOFR 30-Day Average + 0.65%), 09/25/52 (j)	64	63
Series FA-5255, REMIC, 4.36%, (SOFR 30-Day Average + 0.70%), 09/25/52 (j)	141	139
Series FA-5330, REMIC, 4.71%, (SOFR 30-Day Average + 1.05%), 08/25/53 (j)	322	323
Series FK-5425, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 06/25/54 (j)	219	220
Series FD-5459, REMIC, 4.66%, (SOFR 30-Day Average + 1.00%), 10/25/54 (j)	457	459
Series FV-5500, REMIC, 4.91%, (SOFR 30-Day Average + 1.25%), 10/25/54 (j)	254	255
Series FB-5509, REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 02/25/55 (j)	257	258
Series WF-5499, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 02/25/55 (j)	138	138
Series CF-5529, REMIC, 4.71%, (SOFR 30-Day Average + 1.05%), 04/25/55 (j)	292	293
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	341	321
Series 2022-AB-69, REMIC, 4.50%, 01/25/44	307	303
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	1,980	1,906
Series 2020-BA-51, REMIC, 2.00%, 06/25/46	381	347
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	109	103
Series 2022-GC-15, REMIC, 3.00%, 01/25/47	249	237
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	1,647	1,605
Series 2022-BH-17, REMIC, 3.00%, 05/25/47	270	257
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	216	212
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,333	1,197
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	476	429
Series 2022-E-7, REMIC, 2.50%, 11/25/47	574	524
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	157	133
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	166	141
Series 2022-D-3, REMIC, 2.00%, 02/25/48	577	520
Series 2022-A-7, REMIC, 3.00%, 05/25/48	351	328
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	180	168
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	212	197
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	249	232
Series 2022-E-30, REMIC, 4.50%, 07/25/48	267	263
Series 2021-L-85, REMIC, 2.50%, 08/25/48	136	122
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	399	357
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	82	80
Series 2021-AH-96, REMIC, 2.50%, 03/25/49	605	540
Series 2022-B-4, REMIC, 2.50%, 05/25/49	156	139
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	606	538
Series 2022-B-11, REMIC, 3.00%, 06/25/49	189	175
Series 2021-A-68, REMIC, 2.00%, 07/25/49	270	223
Series 2022-BA-5, REMIC, 2.50%, 12/25/49	204	179
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	215	191
Series 2022-A-28, REMIC, 2.50%, 02/25/52	470	449
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	59	54
Series 2023-FD-54, REMIC, 5.11%, (SOFR 30-Day Average + 1.45%), 11/25/53 (j)	437	443
Series 2024-FB-41, REMIC, 5.19%, (SOFR 30-Day Average + 1.53%), 07/25/54 (j)	119	120

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Series 2025-FC-33, REMIC, 5.26%, (SOFR 30-Day Average + 1.60%), 08/25/54 (j)	778	789
Series 2025-FH-4, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 09/25/54 (j)	166	167
Series 2025-DF-7, REMIC, 5.06%, (SOFR 30-Day Average + 1.40%), 09/25/54 (j)	252	253
Series 2024-FG-93, REMIC, 4.76%, (SOFR 30-Day Average + 1.10%), 12/25/54 (j)	597	601
Series 2024-FD-90, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 12/25/54 (j)	729	732
Series 2025-FE-7, REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 02/25/55 (j)	174	175
Series 2025-FB-7, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 02/25/55 (j)	388	391
Series 2025-AF-7, REMIC, 5.06%, (SOFR 30-Day Average + 1.40%), 02/25/55 (j)	215	217
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	198	180
Series 2019-F-11, REMIC, 4.19%, (1 Month Term SOFR + 0.51%), 01/20/49 (j)	117	116
Series 2019-NF-23, REMIC, 4.24%, (1 Month Term SOFR + 0.56%), 02/20/49 (j)	71	70
Series 2019-FB-153, REMIC, 4.24%, (1 Month Term SOFR + 0.56%), 12/20/49 (j)	344	339
		26,951
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K074, REMIC, 3.60%, 01/25/28	397	394
Series AS-K521, REMIC, 4.18%, (SOFR 30-Day Average + 0.52%), 03/26/29 (j)	498	498
Series A2-K546, REMIC, 4.36%, 05/25/30	200	201
Series A2-K547, REMIC, 4.42%, 05/25/30 (j)	300	302
Series A2-K543, REMIC, 4.33%, 06/25/30 (j)	300	300
Series A2-K544, REMIC, 4.27%, 07/25/30 (j)	200	200
Series A2-K548, REMIC, 4.32%, 09/25/30 (j)	400	400
Series AS-K554, REMIC, 4.17%, (SOFR 30-Day Average + 0.50%), 10/25/30 (j)	400	400
Series AS-K552, REMIC, 4.21%, (SOFR 30-Day Average + 0.54%), 10/25/30 (j)	800	800
Series AS-K553, REMIC, 4.21%, (SOFR 30-Day Average + 0.54%), 10/25/30 (j)	560	560
Series AS-K551, REMIC, 4.22%, (SOFR 30-Day Average + 0.55%), 10/25/30 (j)	1,500	1,500
Series A2-K551, REMIC, 4.16%, 11/25/30 (j)	200	199
Series AS-K555, REMIC, 4.17%, (SOFR 30-Day Average + 0.50%), 11/25/30 (j)	900	900
Series AS-K557, REMIC, 4.16%, (SOFR 30-Day Average + 0.50%), 12/25/30 (j)	700	700
Series AS-K556, REMIC, 4.15%, (SOFR 30-Day Average + 0.49%), 12/26/30 (j)	200	200
Series A2-K135, REMIC, 2.15%, 10/25/31 (j)	100	90
		7,644
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
2.38%, 02/15/55 - 02/15/56 (k)	1,002	930
Total Government And Agency Obligations (cost $905,640)		857,307
CORPORATE BONDS AND NOTES 25.2%
Financials 11.2%
Abu Dhabi Developmental Holding Company PJSC
5.50%, 05/08/34 (e)	200	203
5.25%, 10/02/54 (e)	200	177
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	561	555
6.45%, 04/15/27	867	883
3.00%, 10/29/28	588	566
5.10%, 01/19/29	1,651	1,672
3.30%, 01/30/32	629	572
6.50%, 01/31/56	81	81
AIA Group Limited
3.20%, 09/16/40 (e)	538	415
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (e)	94	94
Alliant Holdings LP
10.00%, 12/31/99 (l)	47	46
Ally Financial Inc.
4.70%, (100, 05/15/28) (d) (m)	60	55
4.70%, (100, 05/15/26) (m)	233	231
7.10%, 11/15/27	1,430	1,484
6.70%, 02/14/33 (d)	30	30
6.65%, 01/17/40	193	186
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (e)	135	122
Ares Strategic Income Fund
5.70%, 03/15/28	1,335	1,334
5.45%, 09/09/28 (e)	732	725
5.80%, 09/09/30 (e)	592	577
Asurion LLC
8.00%, 12/31/32 (e)	220	228
8.38%, 02/01/34 (e)	410	399
Athene Global Funding
5.34%, 01/15/27 (e)	2,128	2,143
4.58%, 04/19/27 (e) (j)	1,460	1,460
5.58%, 01/09/29 (e)	1,190	1,202
Avolon Holdings Funding Limited
4.38%, 05/01/26 (e)	2,900	2,900
6.38%, 05/04/28 (e)	134	138
5.15%, 01/15/30 (e)	93	93
5.38%, 05/30/30 (e)	503	509
4.85%, 04/01/33 (e)	39	37
Banco de Credito del Peru
5.80%, 03/10/35 (e)	115	114
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (e) (m)	200	210
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (e) (m)	200	200
Bank of America Corporation
6.25%, (100, 07/26/30) (m)	70	70
4.18%, 11/25/27	3,725	3,712
4.38%, 04/27/28	3,800	3,797
2.30%, 07/21/32	1,360	1,203
2.97%, 02/04/33	3,100	2,810
5.02%, 07/22/33	5,250	5,287
Barclays PLC
5.83%, 05/09/27	1,980	1,983
6.49%, 09/13/29	1,408	1,467
5.69%, 03/12/30	1,000	1,027
5.09%, 06/20/30	2,500	2,510
6.22%, 05/09/34	1,083	1,137
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (e)	200	195
BCI Miami
8.75%, (100, 02/08/29) (e) (m)	200	209
Blackstone Private Credit Fund
7.30%, 11/27/28	1,600	1,636
Block, Inc.
5.63%, 08/15/30 (e)	65	65
3.50%, 06/01/31	20	18
6.50%, 05/15/32	246	247
6.00%, 08/15/33 (e)	165	162
BNP Paribas
7.45%, (100, 06/27/35) (e) (m) (n)	125	125
5.79%, 01/13/33 (e)	1,294	1,338
Breakwater Energy Holdings S.a r.l.
9.25%, 11/15/30 (e)	105	110
Burford Capital Global Finance LLC
7.50%, 07/15/33 (e)	92	77
BW Real Estate Inc.
9.50%, (100, 03/30/30) (e) (m)	60	60
Capital One Financial Corporation
4.93%, 05/10/28	2,117	2,123
3.27%, 03/01/30	2,123	2,044
5.25%, 07/26/30	1,600	1,622
7.62%, 10/30/31	1,228	1,357
Citigroup Inc.
6.50%, (100, 05/15/31) (m)	40	40
6.63%, (100, 02/15/31) (m)	110	110
4.30%, 11/20/26	200	200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
3.07%, 02/24/28	4,000	3,952
2.67%, 01/29/31	2,300	2,135
4.41%, 03/31/31	1,522	1,506
4.91%, 05/24/33	491	490
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (n)	384	368
Corebridge Financial, Inc.
3.65%, 04/05/27	420	416
3.90%, 04/05/32	1,490	1,399
4.35%, 04/05/42	111	91
Deutsche Bank Aktiengesellschaft
5.00%, 09/11/30	5,000	5,023
3.73%, 01/14/32	2,500	2,315
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (e)	235	236
Encore Capital Group, Inc.
8.50%, 05/15/30 (e)	103	109
Equitable Holdings, Inc.
4.57%, 02/15/29 (e)	257	255
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,710	1,596
Ford Motor Credit Company LLC
4.95%, 05/28/27	1,700	1,699
4.97%, 04/06/29	253	250
GGAM Finance Ltd.
8.00%, 06/15/28 (e)	30	31
6.88%, 04/15/29 (e)	45	46
5.88%, 03/15/30 (e)	320	319
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (e)	185	188
Goldman Sachs Group, Inc., The
3.62%, 03/15/28	3,900	3,869
4.22%, 05/01/29	5,000	4,970
3.80%, 03/15/30	2,570	2,498
2.38%, 07/21/32	1,355	1,198
3.10%, 02/24/33	2,900	2,624
HA Sustainable Infrastructure Capital, Inc.
6.00%, 03/15/36	118	115
8.00%, 06/01/56	110	114
7.13%, 11/15/56	74	74
Hightower Holdings LLC
6.75%, 04/15/29 (e)	35	34
9.13%, 01/31/30 (e)	75	76
HPS Corporate Lending Fund
5.45%, 01/14/28	2,431	2,414
HSBC Holdings PLC
6.75%, (100, 03/24/31) (m) (n)	90	89
7.00%, (100, 09/24/35) (d) (m) (n)	40	40
Intesa Sanpaolo SPA
4.20%, 06/01/32 (e)	200	187
Jane Street Group, LLC
7.13%, 04/30/31 (e)	95	97
6.13%, 11/01/32 (e)	95	94
6.75%, 05/01/33 (e)	130	132
Jefferies Finance LLC
5.00%, 08/15/28 (e)	135	126
6.63%, 10/15/31 (e)	115	110
Jefferson Capital Holdings LLC
8.25%, 05/15/30 (e)	35	36
JPMorgan Chase & Co.
3.51%, 01/23/29	1,850	1,821
5.30%, 07/24/29	1,500	1,529
4.49%, 03/24/31	4,900	4,884
5.10%, 04/22/31	921	940
2.96%, 05/13/31	677	632
4.59%, 04/26/33	3,532	3,492
4.91%, 07/25/33	1,287	1,291
5.72%, 09/14/33	1,641	1,701
5.57%, 04/22/36	1,094	1,125
4.90%, 01/22/37	59	58
LFS Topco LLC
8.75%, 07/15/30 (e)	120	115
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (e)	200	211
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (e)	145	150
6.50%, 03/26/31 (e)	85	89
MDGH GMTN (RSC) Ltd.
5.08%, 05/22/53 (e)	200	176
Morgan Stanley
4.21%, 04/20/28	5,800	5,784
5.45%, 07/20/29	788	803
4.43%, 01/23/30	1,000	995
3.62%, 04/01/31	4,344	4,166
5.19%, 04/17/31	835	848
4.89%, 07/20/33	1,207	1,203
5.66%, 04/17/36	662	679
Morgan Stanley Private Bank, National Association
4.20%, 11/17/28	1,420	1,415
4.47%, 11/19/31	1,424	1,404
MSCI Inc.
5.25%, 09/01/35	959	940
5.15%, 03/15/36	247	239
NatWest Group PLC
3.07%, 05/22/28	712	700
Navient Corporation
5.00%, 03/15/27	85	83
4.88%, 03/15/28	43	41
5.50%, 03/15/29 (d)	45	41
7.88%, 06/15/32 (d)	45	40
5.63%, 08/01/33	35	27
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (e) (m)	200	196
OneMain Finance Corporation
6.13%, 05/15/30	65	63
7.50%, 05/15/31	130	130
7.13%, 11/15/31 - 09/15/32	130	128
6.75%, 03/15/32 - 09/15/33	75	73
6.50%, 03/15/33	45	43
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	907
PRA Group, Inc.
8.88%, 01/31/30 (e)	34	34
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	34
Regions Bank
6.45%, 06/26/37	500	528
RITHM Capital Corp.
8.00%, 04/01/29 - 07/15/30 (e)	125	121
Sixth Street Lending Partners
6.13%, 07/15/30	841	838
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (d)	514	518
SLM Corporation
6.50%, 01/31/30	85	83
Societe Generale
5.50%, 04/13/29 (e)	884	897
Starwood Property Trust, Inc.
3.63%, 07/15/26 (e)	20	20
5.25%, 10/15/28 (e)	20	20
7.25%, 04/01/29 (e)	45	46
6.00%, 04/15/30 (e)	50	50
6.50%, 07/01/30 - 10/15/30 (e)	80	81
5.75%, 01/15/31 (e)	35	35
Takeoff Merger Sub Inc.
4.40%, 03/24/28 (e)	472	470
4.50%, 03/24/29 (e)	467	464
4.85%, 03/24/31 (e)	585	579
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (e) (g) (h) (i) (l) (m) (n)	200	—
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	640	575
Tiaa Asset Management, LLC
4.00%, 11/01/28 (e)	425	422
Turkiye Garanti Bankasi Anonim Sirketi
8.13%, 01/08/36 (e) (n)	90	89
UBS Group AG
4.55%, 04/17/26	699	699

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
1.49%, 08/10/27 (e)	836	827
4.28%, 01/09/28 (e)	2,059	2,052
3.87%, 01/12/29 (e)	303	299
4.19%, 04/01/31 (e)	1,376	1,346
Unum Group
5.75%, 08/15/42	1,423	1,391
VistaJet Group Holding S.A.
9.50%, 06/01/28 (d) (e)	45	44
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (e)	119	116
6.38%, 02/01/30 (d) (e)	120	104
Walker & Dunlop, Inc.
6.63%, 04/01/33 (e)	70	68
Wells Fargo & Company
6.13%, (100, 06/15/31) (m)	116	116
3.53%, 03/24/28	5,123	5,079
5.57%, 07/25/29	1,500	1,534
4.48%, 04/04/31	4,110	4,081
5.15%, 04/23/31	1,247	1,269
5.50%, 01/23/35	722	735
5.61%, 04/23/36	1,101	1,122
Western Alliance Bancorporation
3.00%, 06/15/31	160	153
Westpac Banking Corporation
4.11%, 07/24/34 (n)	558	544
Wex, Inc.
6.50%, 03/15/33 (e)	25	24
		164,372
Energy 3.3%
ADNOC Murban RSC Ltd.
5.13%, 09/11/54 (e)	200	172
Antero Midstream Partners LP
5.38%, 06/15/29 (e)	70	70
5.75%, 10/15/33 - 07/01/34 (e)	155	152
Archrock Services, L.P.
6.00%, 02/01/34 (e)	155	153
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (e)	50	51
Bapco Energies B.S.C. Closed
7.50%, 10/25/27 (e)	110	109
8.38%, 11/07/28 (e)	40	40
Bip-V Chinook
5.50%, 06/15/31 (e)	15	15
Boland Holdings, LLC
6.25%, 12/01/30 (e)	70	71
California Resources Corporation
8.25%, 06/15/29 (e)	110	115
7.00%, 01/15/34 (e)	80	81
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 - 02/15/31 (e)	210	218
Canacol Energy Ltd.
0.00%, 11/24/28 (e) (h) (i)	546	190
Cenovus Energy Inc.
4.65%, 03/20/31	240	238
2.65%, 01/15/32	1,400	1,246
5.40%, 03/20/36 - 06/15/47	273	264
6.75%, 11/15/39	36	39
3.75%, 02/15/52	140	98
Cheniere Energy, Inc.
5.20%, 07/30/36 (e)	193	191
6.00%, 07/30/56 (e)	39	39
Citgo Petroleum Corporation
8.38%, 01/15/29 (e)	33	34
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	115	109
CNX Resources Corporation
7.25%, 03/01/32 (e)	65	66
5.88%, 03/01/34 (e)	80	78
Columbia Pipelines Operating Company LLC
6.04%, 11/15/33 (e)	492	519
6.50%, 08/15/43 (e)	147	154
6.54%, 11/15/53 (e)	265	279
6.71%, 08/15/63 (e)	158	170
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	55	54
5.88%, 01/15/30 (e)	135	130
CQP Holdco LP
7.50%, 12/15/33 (e)	165	173
CVR Energy, Inc.
7.50%, 02/15/31 (e)	75	76
7.88%, 02/15/34 (e)	40	40
Delek Logistics Partners, LP
7.13%, 06/01/28 (e)	215	215
8.63%, 03/15/29 (e)	38	39
7.38%, 06/30/33 (e)	35	35
Ecopetrol S.A.
4.63%, 11/02/31	75	67
8.88%, 01/13/33	310	327
8.38%, 01/19/36	70	71
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	267	238
Empresa Nacional del Petroleo
5.95%, 07/30/34 (e)	200	202
Energean Israel Finance Ltd.
5.38%, 03/30/28	95	91
5.88%, 03/30/31	100	93
Energy Transfer LP
6.63%, (100, 02/15/28) (m)	210	209
7.13%, (100, 05/15/30) (m)	45	46
5.25%, 04/15/29	925	942
3.75%, 05/15/30	327	316
5.30%, 04/15/47	700	619
5.00%, 05/15/50	191	159
6.50%, 02/15/56	38	38
6.75%, 02/15/56	8	8
Enfragen Energia Sur S.A.
5.38%, 12/30/30 (e)	325	296
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	91	81
2.63%, 03/31/36 (e)	300	254
Genesis Energy, L.P.
8.00%, 05/15/33	140	145
6.75%, 03/15/34	40	40
Geopark Limited
5.50%, 01/17/27 (e)	110	106
8.75%, 01/31/30 (d) (e)	200	197
Global Partners LP
6.88%, 01/15/29	200	200
7.13%, 07/01/33 (e)	35	35
Golar LNG Limited
7.50%, 10/02/30 (e)	155	156
2.75%, 12/15/30 (e) (n)	141	166
Gran Tierra Energy Inc.
9.75%, 04/15/31 (e)	135	118
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (e)	200	202
6.51%, 02/23/42 (e)	200	207
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	147	143
Harbour Energy PLC
5.50%, 10/15/26 (e)	30	30
Harvest Midstream I, L.P.
7.50%, 09/01/28 - 05/15/32 (e)	160	162
Hess Corporation
7.13%, 03/15/33	1,351	1,542
5.80%, 04/01/47	601	605
Hess Infrastructure Partners LP
5.88%, 03/01/28 (e)	85	85
6.50%, 06/01/29 (e)	90	92
4.25%, 02/15/30 (e)	23	22
5.50%, 10/15/30 (e)	20	20
Hess Midstream Operations LP
5.13%, 06/15/28 (e)	10	10
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (e)	35	36
6.63%, 01/15/34 (e)	45	45
Investment Energy Resources Limited
6.25%, 04/26/29 (e)	200	198

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (e)	60	61
5.75%, 04/19/47 (e)	35	33
Kinetik Holdings LP
6.63%, 12/15/28 (e)	125	127
5.88%, 06/15/30 (e)	60	60
Kodiak Gas Services, LLC
6.50%, 10/01/33 (e)	80	81
6.75%, 10/01/35 (e)	55	56
Kosmos Energy Ltd.
7.75%, 05/01/27 (e)	80	80
7.50%, 03/01/28 (e)	150	144
3.13%, 03/15/30 (n)	313	245
8.75%, 10/01/31 (e)	375	334
Leviathan Bond Ltd.
6.50%, 06/30/27 (g)	160	160
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	168	150
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	250	256
Mesquite Energy, Inc.
0.00% (e) (h) (i) (m)	269	—
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (e)	116	116
MPLX LP
4.95%, 09/01/32	993	992
4.50%, 04/15/38	675	607
4.70%, 04/15/48	325	264
Occidental Petroleum Corporation
7.50%, 05/01/31	1,400	1,560
6.45%, 09/15/36	1,135	1,215
6.60%, 03/15/46	1,375	1,419
ONEOK, Inc.
4.25%, 09/24/27	338	337
4.40%, 10/15/29	353	351
4.75%, 10/15/31	688	682
Orlen S A
6.00%, 01/30/35 (e)	200	204
PBF Holding Company LLC
6.00%, 02/15/28	45	45
9.88%, 03/15/30 (d) (e)	100	107
7.88%, 09/15/30 (e)	112	115
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	383
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (g) (h) (i)	680	225
0.00%, 05/17/35 (e) (h) (i)	330	136
Petroleos Mexicanos
5.95%, 01/28/31	2,235	2,137
6.70%, 02/16/32	500	490
6.50%, 06/02/41	40	34
6.38%, 01/23/45	60	47
6.75%, 09/21/47	2,560	2,035
6.35%, 02/12/48	4,400	3,372
7.69%, 01/23/50	671	582
6.95%, 01/28/60	115	90
PETRONAS Capital Limited
3.50%, 04/21/30 (e)	50	48
3.40%, 04/28/61 (e)	105	69
Plains All American Pipeline, L.P.
8.02%(3 Month Term SOFR + 4.37%), (j) (m)	355	354
3.55%, 12/15/29	188	182
Prairie Acquiror LP
9.00%, 08/01/29 (e)	80	83
PRIO Luxembourg Holding S.a r.l.
6.75%, 10/15/30 (e)	200	195
PT Pertamina (Persero)
4.18%, 01/21/50 (e)	90	66
Qatarenergy
2.25%, 07/12/31 (e)	200	176
3.13%, 07/12/41 (e)	110	80
3.30%, 07/12/51 (e)	350	225
Rockies Express Pipeline LLC
6.75%, 03/15/33 (e)	105	108
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	315	303
2.25%, 11/24/30 (e)	380	336
4.25%, 04/16/39 (e)	285	246
4.38%, 04/16/49 (e)	35	27
3.25%, 11/24/50 (e)	130	81
6.38%, 06/02/55 (e)	245	244
5.88%, 07/17/64 (e)	200	182
3.50%, 11/24/70 (e)	65	39
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55	81	84
7.63%, 03/01/55	15	15
Sunnova Energy Corporation
0.00%, 09/01/26 (e) (h) (i)	245	1
Sunoco LP
7.88%, (100, 09/18/30) (e) (m)	135	137
5.88%, 03/15/28	50	50
7.00%, 05/01/29 (e)	30	31
4.50%, 05/15/29	65	63
4.50%, 10/01/29 (e)	65	63
4.63%, 05/01/30 (e)	205	197
5.63%, 03/15/31 - 07/15/34 (e)	120	119
5.38%, 07/15/31 (e)	80	79
7.25%, 05/01/32 (e)	45	46
6.63%, 08/15/32 (e)	60	61
6.25%, 07/01/33 (e)	60	60
5.88%, 03/15/34 (e)	40	39
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (e)	515	509
6.75%, 03/15/34 (e)	150	150
Targa Resources Corp.
4.35%, 01/15/29 - 04/15/31	678	670
4.90%, 09/15/30	447	451
5.65%, 02/15/36	1,076	1,091
Tecpetrol
7.63%, 11/03/30 - 01/22/33 (e)	125	127
Tengizchevroil Finance Company S.a.r.l.
3.25%, 08/15/30 (e)	95	88
TGS ASA
8.50%, 01/15/30 (e)	125	130
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (e)	110	112
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	150
3.95%, 05/15/50	509	384
Transocean Inc
8.25%, 05/15/29 (e)	30	31
8.50%, 05/15/31 (e)	70	73
Transocean International Limited
7.88%, 10/15/32 (e)	20	21
Tullow Oil PLC
10.25%, 05/15/26 (e)	287	270
USA Compression Finance Corp.
6.25%, 10/01/33 (e)	70	70
Vallourec
7.50%, 04/15/32 (e)	224	235
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (e)	90	93
7.50%, 05/01/33 (e)	60	66
6.50%, 01/15/34 - 06/15/34 (e)	180	188
7.75%, 05/01/35 (e)	60	67
6.75%, 01/15/36 (e)	210	222
Viridien
10.00%, 10/15/30 (e)	65	69
WBI Operations LLC
6.25%, 10/15/30 (e)	10	10
6.50%, 10/15/33 (e)	60	59
Western Midstream Operating, LP
4.05%, 02/01/30 (f) (o)	4,300	4,181
Williams Companies, Inc., The
4.65%, 08/15/32	1,037	1,026
Yinson Boronia Production B.V.
8.95%, 07/31/42 (e)	233	252

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
YPF S.A.
8.25%, 01/17/34 (e)	60	61
		48,619
Real Estate 2.0%
Aldar Properties - P J S C
5.88%, 04/14/56 (e)	200	183
Alpha Star Holding IX Limited
7.00%, 08/26/28 (g)	200	190
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	417
Anywhere Real Estate Group LLC
5.75%, 01/15/29 (e)	50	48
5.25%, 04/15/30 (d) (e)	19	18
7.00%, 04/15/30 (e)	16	16
9.75%, 04/15/30 (e)	35	37
Boston Properties Limited Partnership
6.75%, 12/01/27	740	765
Brandywine Operating Partnership, L.P.
8.30%, 03/15/28 (f) (o)	1,062	1,081
4.55%, 10/01/29 (d)	189	172
COPT Defense Properties
4.50%, 10/15/30	119	117
2.75%, 04/15/31	187	170
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.
5.50%, 01/30/33 (e)	200	193
CTR Partnership, L.P.
3.88%, 06/30/28 (e)	60	58
Dar Al Arkan Sukuk Co Ltd.
7.25%, 07/02/30 (g)	200	194
Ellington Financial Operating Partnership LLC
7.38%, 09/30/30 (e)	70	67
Forestar Group Inc.
6.50%, 03/15/33 (e)	110	108
GLP Financing, LLC
5.63%, 09/15/34	167	164
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	200
3.10%, 02/15/30	193	182
Howard Hughes Corporation, The
4.13%, 02/01/29 (e)	35	33
Hudson Pacific Properties, L.P.
4.65%, 04/01/29 (d)	2,500	2,130
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	1,513	1,423
Kennedy-Wilson, Inc.
4.75%, 02/01/30	75	75
Kilroy Realty, L.P.
4.75%, 12/15/28	925	918
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (e)	55	53
7.00%, 07/15/31 (e)	55	57
Millrose Properties, Inc.
6.38%, 08/01/30 (e)	50	50
6.25%, 09/15/32 (e)	90	88
MPT Operating Partnership, L.P.
0.99%, 10/15/26, EUR	100	111
5.00%, 10/15/27 (d)	482	448
4.63%, 08/01/29	45	35
3.50%, 03/15/31	115	75
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	5,000	4,993
3.63%, 10/01/29	852	818
3.38%, 02/01/31	1,283	1,187
3.25%, 04/15/33 (d)	1,005	884
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.65%, 10/16/32 (e)	90	88
Phillips Edison Grocery Center Operating Partnership I, L.P.
4.75%, 03/15/33	345	337
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	174
Realty Income Corporation
3.40%, 01/15/28	238	234
2.20%, 06/15/28	133	127
Redfin Corporation
0.50%, 04/01/27 (n)	335	320
Retail Properties of America, Inc.
4.75%, 09/15/30	58	58
RHP Hotel Properties, LP
6.50%, 06/15/33 (e)	80	81
5.75%, 03/15/34 (e)	70	69
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,220
Star Holdings
8.75%, 08/01/31 (e)	65	66
Store Capital LLC
2.75%, 11/18/30	329	297
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	221
2.70%, 07/15/31	617	552
Tanger Properties Limited Partnership
3.13%, 09/01/26 (d)	3,000	2,983
2.75%, 09/01/31	1,630	1,458
VICI Properties Inc.
4.25%, 12/01/26 (e)	8	8
VICI Properties L.P.
4.75%, 02/15/28 - 04/01/28	1,180	1,181
4.95%, 02/15/30	1,407	1,406
5.13%, 05/15/32	345	340
Vornado Realty L.P.
2.15%, 06/01/26	271	270
		29,248
Communication Services 1.6%
Altice Financing S.A.
9.63%, 07/15/27 (e)	70	51
5.75%, 08/15/29 (e)	363	249
Altice France
6.88%, 10/15/30 - 07/15/32 (e)	155	147
6.50%, 10/15/31 - 04/15/32 (e)	470	446
10.00%, 01/15/33 (e)	46	42
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (e)	130	129
APLD ComputeCo LLC
9.25%, 12/15/30 (e)	347	357
AT&T Inc.
4.90%, 08/15/37	400	384
3.80%, 12/01/57	2,900	1,958
Axian Telecom Holding and Management PLC
7.25%, 07/11/30 (e)	270	268
Black Pearl Compute LLC
6.13%, 02/15/31 (e)	87	89
C T Trust
5.13%, 02/03/32 (e)	200	187
C&W Senior Finance Ltd.
9.00%, 01/15/33 (e)	325	325
CCO Holdings, LLC
4.25%, 02/01/31 (e)	140	127
4.75%, 02/01/32 (e)	65	59
4.50%, 05/01/32	145	130
7.00%, 02/01/33 (e)	40	40
4.50%, 06/01/33 (e)	85	74
4.25%, 01/15/34 (d) (e)	100	86
7.38%, 02/01/36 (e)	30	30
Charter Communications Operating, LLC
6.10%, 06/01/29	694	718
2.30%, 02/01/32 (d)	166	143
4.40%, 04/01/33	416	388
6.55%, 06/01/34	559	580
5.38%, 05/01/47	2,440	1,964
5.75%, 04/01/48	1,857	1,545
4.80%, 03/01/50	1,868	1,390
5.50%, 04/01/63	487	377
Cipher Compute LLC
7.13%, 11/15/30 (e)	90	93
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 - 03/15/33 (e)	180	186
7.88%, 04/01/30 (e)	90	94
7.13%, 02/15/31 (e)	100	105

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
CMG Media Corporation
8.88%, 06/18/29 (e)	15	13
Cogent Communications Group, LLC
7.00%, 06/15/27 (d) (e)	90	89
7.00%, 06/15/27 (e)	255	252
Colombia Telecomunicaciones S.A. E.S.P.
4.95%, 07/17/30 (e)	205	184
Connect Holding II LLC
10.50%, 04/03/31 (e)	40	40
CSC Holdings, LLC
4.13%, 12/01/30 (e)	245	147
4.63%, 12/01/30 (e)	106	38
3.38%, 02/15/31 (e)	145	85
4.50%, 11/15/31 (e)	318	188
DISH DBS Corporation
7.75%, 07/01/26	38	38
5.25%, 12/01/26 (e)	80	79
DISH Network Corporation
11.75%, 11/15/27 (e)	119	123
Dotdash Meredith, Inc.
7.63%, 06/15/32 (e)	65	60
E.W. Scripps Company, The
9.88%, 08/15/30 (e)	80	78
EchoStar Corporation
10.75%, 11/30/29	156	168
3.88%, 11/30/30 (n) (p)	100	361
6.75%, 11/30/30 (p)	133	134
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (e)	8	8
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (e)	35	35
IHS Holding Limited
5.63%, 11/29/26 (e)	188	187
6.25%, 11/29/28 (e)	5	5
7.88%, 05/29/30 (e)	320	324
8.25%, 11/29/31 (d) (e)	60	62
Lamar Media Corp.
5.38%, 11/01/33 (e)	110	108
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	20	19
3.63%, 01/15/29 (e)	45	42
3.75%, 07/15/29 (e)	75	70
6.88%, 06/30/33 (e)	75	76
7.00%, 03/31/34 (e)	95	97
8.50%, 01/15/36 (e)	230	240
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (e)	426	422
Lumen Technologies, Inc.
4.50%, 01/15/29 (e)	25	24
Maya
8.50%, 04/15/31 (e)	95	99
7.00%, 04/15/32 (e)	65	65
Millicom International Cellular S.A.
5.13%, 01/15/28 (e)	135	133
4.50%, 04/27/31 (e)	200	182
7.38%, 04/02/32 (e)	55	56
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	70	70
Neptune BidCo US Inc.
9.50%, 02/15/33 (e)	90	87
Network I2I Limited
3.98%, (100, 09/03/26) (e) (m)	50	50
Nexstar Media Group, Inc.
6.50%, 09/15/33 (e)	90	90
NTT Finance Corporation
4.57%, 07/16/27 (e)	200	201
4.62%, 07/16/28 (e)	200	201
4.88%, 07/16/30 (e)	449	452
Outfront Media Capital Corporation
7.38%, 02/15/31 (e)	35	36
Rogers Communications Inc.
7.00%, 04/15/55	52	52
7.13%, 04/15/55	27	28
Sable International Finance Limited
7.13%, 10/15/32 (e)	315	310
Silk Road Group Holding LLC
7.50%, 09/15/30 (e)	200	200
Snap Inc.
6.88%, 03/01/33 - 03/15/34 (e)	120	113
Telecom Argentina S.A.
9.50%, 07/18/31 (e)	25	26
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (e)	260	244
TELUS Corporation
6.63%, 10/15/55	77	77
7.00%, 10/15/55	38	39
T-Mobile USA, Inc.
3.75%, 04/15/27	870	865
3.88%, 04/15/30	40	39
4.50%, 04/15/50	40	32
Turk Telekomunikasyon Anonim Sirketi
6.95%, 10/07/32 (e)	60	58
TV Azteca S.A.B. de C.V.
0.00%, 08/09/26 (g) (h) (i)	300	102
Uniti Group Inc.
6.50%, 02/15/29 (e)	205	199
6.00%, 01/15/30 (e)	190	179
8.63%, 06/15/32 (d) (e)	125	127
8.63%, 06/15/32 (e)	120	122
Verizon Communications Inc.
2.55%, 03/21/31	846	769
4.75%, 01/15/33	660	653
4.78%, 02/15/35	179	174
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	125	103
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	80	71
VMED O2 UK Financing I PLC
6.75%, 01/15/33 (e)	115	103
VTR Comunicaciones SpA
4.38%, 04/15/29 (e)	100	98
Wayfair LLC
7.25%, 10/31/29 (e)	185	189
7.75%, 09/15/30 (e)	220	228
6.75%, 11/15/32 (e)	170	171
Windstream Services, LLC
8.25%, 10/01/31 (e)	95	99
Wulf Compute LLC
7.75%, 10/15/30 (e)	220	233
		23,982
Industrials 1.4%
ADT Security Corporation, The
5.88%, 10/15/33 (e)	70	68
Advanced Drainage Systems, Inc.
5.38%, 03/01/34 (e)	80	78
AECOM
6.00%, 08/01/33 (e)	135	135
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (e)	200	160
Aeropuertos Dominicanos Siglo XXI, S.A.
7.00%, 06/30/34 (e)	200	203
Air Lease Corporation
4.13%, (100, 12/15/26) (m)	238	231
3.75%, 06/01/26	3,475	3,470
Aircastle Limited
5.25%, (100, 06/17/26) (e) (m)	167	166
Ambipar Lux S.a r.l.
0.00%, 02/06/31 (e) (h) (i)	323	59
American Airlines, Inc.
5.50%, 04/20/26 (e)	2	2
Ameritex Holdco Intermediate LLC
7.63%, 08/15/33 (e)	75	77
Amsted Industries Incorporated
6.38%, 03/15/33 (e)	70	70
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (e)	79	72
6.25%, 01/30/31 (e)	160	159
Artera Services, LLC
8.50%, 02/15/31 (d) (e)	497	424

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Axon Enterprise, Inc.
6.13%, 03/15/30 (e)	85	86
6.25%, 03/15/33 (e)	80	82
Beacon Mobility Corp.
7.25%, 08/01/30 (e)	35	36
Boeing Company, The
6.26%, 05/01/27 (o)	291	296
6.30%, 05/01/29 (o)	373	392
5.15%, 05/01/30 (o)	778	791
6.39%, 05/01/31 (o)	283	302
6.53%, 05/01/34 (o)	303	330
5.71%, 05/01/40 (o)	560	561
5.81%, 05/01/50 (o)	166	160
6.86%, 05/01/54 (o)	456	503
5.93%, 05/01/60 (o)	560	538
7.01%, 05/01/64 (o)	430	476
Bombardier Inc.
7.25%, 07/01/31 (e)	50	52
7.00%, 06/01/32 (e)	60	62
6.75%, 06/15/33 (e)	50	52
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	65	59
Builders FirstSource, Inc.
4.25%, 02/01/32 (e)	45	41
6.38%, 03/01/34 (e)	45	45
6.75%, 05/15/35 (e)	150	150
CACI International Inc.
6.38%, 06/15/33 (e)	110	112
Carpenter Technology Corporation
5.63%, 03/01/34 (e)	100	99
Carrier Global Corporation
5.90%, 03/15/34	121	127
Clean Harbors, Inc.
6.38%, 02/01/31 (e)	60	61
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (e)	57	53
6.75%, 04/15/32 (e)	90	85
Columbus McKinnon Corporation
7.13%, 02/01/33 (e)	80	80
CoreCivic, Inc.
4.75%, 10/15/27	150	149
8.25%, 04/15/29	35	37
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (e)	65	38
9.50%, 08/15/29 (d) (e)	30	18
Crown America LLC
5.88%, 06/01/33	110	110
Cyprium Corporation
6.13%, 04/15/31 (e)	120	119
6.38%, 04/15/34 (e)	128	124
Czechoslovak Group a.s.
6.50%, 01/10/31 (e)	200	205
Danaos Corporation
6.88%, 10/15/32 (e)	105	107
DP World Limited
5.63%, 09/25/48 (e)	100	89
Embraer Netherlands Finance B.V.
5.40%, 01/09/38	65	62
EMRLD Borrower LP
6.63%, 12/15/30 (e)	180	183
6.75%, 07/15/31 (e)	65	67
Enpro Inc.
6.13%, 06/01/33 (e)	50	51
Eos Energy Enterprises, Inc.
1.75%, 12/01/31 (e) (n)	70	41
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (e)	70	73
7.00%, 06/15/32 (e)	45	46
Forward Air Corporation
9.50%, 10/15/31 (e)	77	76
Genesee & Wyoming Inc.
6.25%, 04/15/32 (e)	150	152
GEO Group, Inc., The
8.63%, 04/15/29	80	83
10.25%, 04/15/31	110	117
GFL Environmental Holdings (US), Inc.
5.50%, 02/01/34 (e)	40	39
GFL Environmental Inc.
3.50%, 09/01/28 (e)	80	78
6.75%, 01/15/31 (e)	55	57
Graphic Packaging International, LLC
3.75%, 02/01/30 (e)	50	46
6.38%, 07/15/32 (d) (e)	70	70
Herc Holdings Inc.
7.00%, 06/15/30 (e)	110	113
5.75%, 03/15/31 (e)	50	49
7.25%, 06/15/33 (e)	90	92
6.00%, 03/15/34 (e)	50	48
HTA Group Limited
7.50%, 06/04/29 (e)	45	46
6.75%, 04/01/31 (e)	150	148
Icahn Enterprises L.P.
5.25%, 05/15/27	360	353
9.75%, 01/15/29	40	39
10.00%, 11/15/29 (e)	55	54
9.00%, 06/15/30	30	28
JetBlue Airways Corporation
9.88%, 09/20/31 (e)	125	118
JH North America Holdings Inc.
6.13%, 07/31/32 (e)	25	25
Kingston Airport Revenue Finance Ltd.
6.75%, 12/15/36 (e)	200	199
LG Energy Solution Ltd.
5.25%, 04/02/31 (e)	200	199
Lightning Power, LLC
7.25%, 08/15/32 (e)	90	94
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (e)	200	198
Montego Bay Airport Revenue Finance Ltd.
6.60%, 06/15/35 (e)	200	194
MOOG Inc.
5.50%, 10/15/34 (e)	40	40
Paychex, Inc.
5.10%, 04/15/30	112	113
5.35%, 04/15/32	157	158
5.60%, 04/15/35 (d)	124	125
Queen Mergerco, Inc.
6.75%, 04/30/32 (e)	220	224
Quikrete Holdings, Inc.
6.38%, 03/01/32 (e)	225	227
6.75%, 03/01/33 (e)	80	81
RailWorks Holdings, LP
8.25%, 11/15/28 (e)	145	145
Rand Parent, LLC
8.50%, 02/15/30 (e)	147	151
Reworld Holding Corporation
4.88%, 12/01/29 (e)	35	33
Sensata Technologies B.V.
4.00%, 04/15/29 (e)	37	36
Sensata Technologies, Inc.
6.63%, 07/15/32 (e)	125	127
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	115	118
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (e)	85	84
Standard Building Solutions Inc.
6.50%, 08/15/32 (e)	75	75
6.25%, 08/01/33 (e)	145	143
5.88%, 03/15/34 (e)	75	72
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (e)	65	67
TAV Havalimanlari Holding Anonim Sirketi
8.50%, 12/07/28 (e)	45	46
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	200	199
TransDigm Inc.
6.38%, 03/01/29 - 05/31/33 (e)	345	348
7.13%, 12/01/31 (e)	65	67
6.63%, 03/01/32 (e)	60	61

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
6.00%, 01/15/33 (e)	45	45
6.25%, 01/31/34 (e)	30	30
6.75%, 01/31/34 (e)	120	121
6.13%, 07/31/34 (e)	90	88
Transnet
8.25%, 02/06/28 (e)	55	57
Uber Technologies, Inc.
4.15%, 01/15/31	582	570
4.80%, 09/15/35	459	446
United Airlines Holdings, Inc.
4.88%, 03/01/29	120	118
5.38%, 03/01/31	77	75
Verisk Analytics, Inc.
4.45%, 03/15/31	168	166
Wesco Distribution, Inc.
5.25%, 04/15/31 (e)	76	76
6.38%, 03/15/33 (e)	40	41
5.50%, 04/15/34 (e)	115	113
Wrangler Holdco Corp.
6.63%, 04/01/32 (e)	85	88
XPO, Inc.
7.13%, 02/01/32 (e)	80	82
		20,095
Utilities 1.3%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (e)	40	40
4.75%, 03/09/37 (e)	200	188
4.00%, 10/03/49 (e)	95	72
AEP Texas Inc.
5.20%, 04/15/36	249	245
AES Corporation, The
3.95%, 07/15/30 (e)	1,148	1,098
2.45%, 01/15/31	2,861	2,534
6.95%, 07/15/55	95	89
Alpha Generation LLC
6.75%, 10/15/32 (e)	50	51
6.25%, 01/15/34 (e)	150	147
Atlantica Sustainable Infrastructure Group PLC
6.38%, 02/15/32 (e)	240	234
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (e)	119	125
Cerro Del Aguila S.A.
5.50%, 09/11/35 (e)	200	196
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (e)	172	178
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	25	25
3.75%, 01/15/32 (e)	105	96
5.75%, 01/15/34 (e)	110	108
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,408
ContourGlobal Power Holdings S.A.
6.75%, 02/28/30 (e)	80	81
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	190
2.78%, 01/07/32 (e)	755	667
Edison International
6.25%, 03/15/30	52	54
4.80%, 03/15/31	78	76
8.13%, 06/15/53	85	87
7.88%, 06/15/54	75	77
Energuate Trust
6.35%, 09/15/35 (e)	200	196
Enfragen Energia Sur S.A.
8.50%, 06/30/32 (e)	85	86
ESKOM Holdings
6.35%, 08/10/28 (e)	150	151
8.45%, 08/10/28 (e)	25	26
Exelon Corporation
3.35%, 03/15/32	2,834	2,618
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (e)	50	50
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	75	74
Niagara Energy S.A.C.
5.75%, 10/03/34 (e)	200	200
NRG Energy, Inc.
5.75%, 07/15/29 - 01/15/34 (e)	255	254
3.63%, 02/15/31 (e)	50	46
6.00%, 02/01/33 - 01/15/36 (e)	295	294
6.25%, 11/01/34 (e)	85	85
PacifiCorp
7.38%, 09/15/55	107	102
PG&E Company
5.20%, 05/01/36	10	10
6.00%, 05/01/56	20	19
PG&E Corporation
4.25%, 12/01/27 (n)	219	228
5.00%, 07/01/28	105	104
5.25%, 07/01/30	250	246
7.38%, 03/15/55	164	165
6.85%, 09/15/56	131	129
Puget Energy, Inc.
4.10%, 06/15/30	516	502
4.22%, 03/15/32	2,096	2,001
Saavi Energia S.a r.l.
8.88%, 02/10/35 (e)	200	209
Sierra Pacific Power Company
6.38%, 09/15/56	155	154
Southwestern Electric Power Company
5.30%, 04/01/33	486	493
5.20%, 04/01/36	402	397
Talen Energy Supply, LLC
6.25%, 02/01/34 (e)	110	109
6.50%, 02/01/36 (e)	110	111
TermoCandelaria Power S.A.
7.75%, 09/17/31 (e)	200	203
Tierra Mojada Luxembourg II S.a r.l.
5.75%, 12/01/40 (e)	169	160
TransAlta Corporation
5.88%, 02/01/34	115	114
6.50%, 03/15/40	75	74
Vistra Operations Company LLC
7.75%, 10/15/31 (e)	65	68
6.88%, 04/15/32 (e)	75	78
XPLR Infrastructure Operating Partners, LP
7.25%, 01/15/29 (d) (e)	50	51
8.38%, 01/15/31 (e)	61	64
8.63%, 03/15/33 (e)	116	122
7.75%, 04/15/34 (e)	195	201
		18,260
Information Technology 1.1%
Amkor Technology, Inc.
5.88%, 10/01/33 (e)	35	35
Broadcom Inc.
1.95%, 02/15/28	271	260
2.45%, 02/15/31	2,643	2,402
2.60%, 02/15/33	2,342	2,046
3.42%, 04/15/33	208	190
Cloud Software Group, Inc.
9.00%, 09/30/29 (e)	256	247
Coherent Corp.
5.00%, 12/15/29 (e)	85	83
Coreweave, Inc.
9.25%, 06/01/30 (e)	115	112
9.00%, 02/01/31 (e)	405	389
Dell International L.L.C.
4.15%, 02/15/29	590	585
4.50%, 02/15/31	1,171	1,158
4.75%, 10/06/32	781	771
5.10%, 02/15/36	1,440	1,408
Entegris Escrow Corporation
4.75%, 04/15/29 (e)	20	20
5.95%, 06/15/30 (e)	65	66
Entegris, Inc.
3.63%, 05/01/29 (e)	130	123
Flash Compute LLC
7.25%, 12/31/30 (e)	155	156

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
GPGI, Inc.
5.63%, 02/01/33 (e)	155	151
MKS Inc.
1.25%, 06/01/30 (n)	53	85
NXP B.V.
4.85%, 08/19/32	364	360
5.25%, 08/19/35	1,050	1,044
Oak-Eagle Acquireco, Inc.
7.25%, 07/01/33 (e)	145	150
8.75%, 07/01/34 (e)	140	147
ON Semiconductor Corporation
0.00%, 05/01/27 (c) (n)	102	130
3.88%, 09/01/28 (e)	25	24
Oracle Corporation
4.55%, 02/04/29	30	30
4.78%, 02/04/29 (j)	40	40
4.45%, 09/26/30	444	428
4.95%, 02/04/31	73	71
4.80%, 09/26/32	741	706
5.35%, 05/04/33	80	78
5.20%, 09/26/35	675	632
5.70%, 02/04/36	38	37
3.60%, 04/01/40	513	372
5.88%, 09/26/45	416	360
6.55%, 02/04/46	38	35
5.95%, 09/26/55	522	439
6.70%, 02/04/56	38	35
6.10%, 09/26/65	537	445
6.85%, 02/04/66	8	7
Riot Platforms, Inc.
0.75%, 01/15/30 (n)	179	204
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29 (e)	55	58
5.88%, 07/15/30 (e)	10	10
5.75%, 12/01/34 (e)	140	139
Strategy Inc
0.00%, 12/01/29 (c) (n)	140	117
TeraWulf Inc.
0.00%, 05/01/32 (c) (e) (n)	147	149
Wolfspeed, Inc.
13.88%, 06/23/30 (e) (f) (p)	29	32
3.50%, 03/15/31 (e) (n)	108	114
2.50%, 06/15/31 (n)	37	52
2.50%, 06/15/31 (e) (n)	6	8
7.00%, 06/15/31 (p)	53	42
		16,782
Materials 1.1%
Ahlstrom Oyj
4.88%, 02/04/28 (e)	35	34
Alcoa Nederland Holding B.V.
7.13%, 03/15/31 (e)	220	230
Alumina Pty Ltd.
6.38%, 09/15/32 (e)	155	159
Antofagasta PLC
2.38%, 10/14/30 (e)	200	179
Aris Mining Corporation
8.00%, 10/31/29 (e)	200	206
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (e)	125	131
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (e)	235	108
8.00%, 10/15/34 (e)	200	93
5.88%, 01/31/50 (e)	75	31
Capstone Copper Corp.
6.75%, 03/31/33 (e)	90	89
Celanese US Holdings LLC
6.85%, 11/15/28 (f) (j) (o)	399	415
6.50%, 04/15/30 (d)	65	66
7.05%, 11/15/30 (f) (j) (o)	724	764
7.00%, 02/15/31	110	113
7.38%, 07/15/32 (f) (o)	75	78
6.75%, 04/15/33 (d)	150	154
7.20%, 11/15/33 (f) (j) (o)	434	462
7.38%, 02/15/34	225	230
Celtic Resources Holdings Designated Activity Company
0.00%, 10/09/24 (e) (g) (h) (i) (l)	100	—
Celulosa Arauco y Constitucion S.A.
6.18%, 05/05/32 (e)	200	199
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (m)	310	308
7.20%, (100, 06/10/30) (e) (m)	260	264
Century Aluminum Company
6.88%, 08/01/32 (e)	70	72
Champion Iron Canada Inc.
7.88%, 07/15/32 (e)	35	36
Chemours Company, The
5.75%, 11/15/28 (e)	213	211
8.00%, 01/15/33 (e)	105	106
7.88%, 03/15/34 (e)	95	95
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (e)	45	44
7.38%, 05/01/33 (e)	35	34
7.63%, 01/15/34 (e)	70	68
Commercial Metals Company
4.13%, 01/15/30	35	33
4.38%, 03/15/32	50	46
5.75%, 11/15/33 (e)	100	99
6.00%, 12/15/35 (e)	100	99
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (e)	200	203
Consolidated Energy Finance S.A.
5.63%, 10/15/28 (d) (e)	100	93
12.00%, 02/15/31 (e)	130	128
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	23
3.15%, 01/14/30 (e)	60	56
5.95%, 01/08/34 (e)	200	205
5.53%, 01/30/37 (e)	200	196
3.70%, 01/30/50 (e)	140	95
6.30%, 09/08/53 (e)	200	200
CSN Islands XII Corp
6.75%, 01/28/28 (d) (e)	210	154
CSN Resources S.A.
5.88%, 04/08/32 (e)	75	46
Endeavour Mining PLC
7.00%, 05/28/30 (e)	200	203
ERO Copper Corp.
6.50%, 02/15/30 (e)	115	114
First Quantum Minerals Ltd.
8.00%, 03/01/33 (e)	125	129
7.25%, 02/15/34 (e)	365	370
6.38%, 02/15/36 (e)	200	191
Fresnillo PLC
4.25%, 10/02/50 (e)	200	151
GPD Companies, Inc.
12.50%, 12/31/29 (e) (p)	81	43
Herens Holdco S.a r.l.
4.75%, 05/15/28 (d) (e)	347	290
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	70	70
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (e)	75	71
Inversiones CMPC S.A.
3.00%, 04/06/31 (e)	60	52
Ivanhoe Mines Ltd.
7.88%, 01/23/30 (e)	130	132
Kaiser Aluminum Corporation
5.88%, 03/01/34 (e)	70	69
Kobe Us Midco 2 Incorporated
10.00%, 11/01/26 (e) (f) (p)	189	153
LD Celulose International GmbH
7.95%, 01/26/32 (e)	200	206
MATIV Holdings, Inc.
8.00%, 10/01/29 (d) (e)	166	155
Methanex Corporation
5.13%, 10/15/27	135	134
5.25%, 12/15/29	60	59
6.25%, 03/15/32 (e)	150	153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
5.65%, 12/01/44	110	98
Mineral Resources Limited
8.00%, 11/01/27 (e)	110	111
9.25%, 10/01/28 (e)	45	47
8.50%, 05/01/30 (e)	70	72
7.00%, 04/01/31 (e)	45	46
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.95%, 10/17/31 (e)	200	208
Navoiyuran, Davlat Korxonasi
6.70%, 07/02/30 (e)	200	200
Nexa Resources S.A.
6.75%, 04/09/34 (e)	200	209
Novelis Corporation
6.88%, 01/30/30 (e)	100	101
3.88%, 08/15/31 (e)	50	45
6.38%, 08/15/33 (e)	45	44
OCP S.A.
6.10%, 04/30/30 (e)	200	203
3.75%, 06/23/31 (e)	230	209
6.88%, 04/25/44 (e)	120	120
5.13%, 06/23/51 (e)	110	86
Olin Corporation
5.00%, 02/01/30	211	202
6.63%, 04/01/33 (e)	180	176
Olympus Water US Holding Corporation
7.25%, 06/15/31 - 02/15/33 (e)	330	318
Orbia Advance Corporation, S.A.B. de C.V.
6.80%, 05/13/30 (e)	200	196
2.88%, 05/11/31 (e)	70	57
Perimeter Holdings LLC
6.25%, 01/15/34 (e)	110	108
POSCO Holdings Inc.
5.88%, 01/17/33 (e)	200	210
PT. Indonesia Asahan Aluminium
5.45%, 05/15/30 (e)	130	132
Samarco Mineracao S.A.
9.00%, 06/30/31 (e) (f) (p)	505	497
Sasol Financing USA LLC
6.50%, 09/27/28	175	177
8.75%, 05/03/29 - 04/10/33 (e)	445	455
5.50%, 03/18/31	35	32
Saudi Arabian Mining Company
5.25%, 02/13/30 (e)	200	201
Solstice Advanced Materials US, Inc.
5.63%, 09/30/33 (e)	40	39
Suzano Austria GmbH
5.00%, 01/15/30	200	197
3.75%, 01/15/31 (f)	60	56
Suzano Netherlands B.V.
5.50%, 01/15/36	110	106
Tronox Incorporated
4.63%, 03/15/29 (d) (e)	212	170
Usiminas International S.a.r.l.
7.50%, 01/27/32 (e)	200	204
Vale Overseas Ltd.
6.40%, 06/28/54	125	126
6.00%, 02/25/56 (e)	200	197
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (e)	240	244
W. R. Grace Holdings LLC
5.63%, 08/15/29 (e)	180	165
7.38%, 03/01/31 (e)	35	35
6.63%, 08/15/32 (e)	95	93
7.00%, 08/01/33 (e)	50	49
		15,641
Health Care 0.9%
1261229 B.C. Ltd.
10.00%, 04/15/32 (e)	307	315
Acadia Healthcare Company, Inc.
7.38%, 03/15/33 (d) (e)	117	120
Accendra Health, Inc.
6.63%, 04/01/30 (d) (e)	211	100
AdaptHealth LLC
5.13%, 03/01/30 (e)	22	21
Bausch Health Companies Inc.
11.00%, 09/30/28 (e)	14	14
BioMarin Pharmaceutical Inc.
5.50%, 02/15/34 (e)	55	54
Centene Corporation
4.25%, 12/15/27	293	288
2.45%, 07/15/28	1,120	1,043
4.63%, 12/15/29	1,002	952
3.38%, 02/15/30	495	447
2.63%, 08/01/31	520	435
Community Health Systems, Inc.
6.13%, 04/01/30 (e)	175	152
4.75%, 02/15/31 (e)	605	557
9.75%, 01/15/34 (e)	70	73
CVS Health Corporation
3.00%, 08/15/26	92	92
3.63%, 04/01/27	259	257
5.00%, 01/30/29	529	536
5.25%, 01/30/31	217	222
6.75%, 12/10/54	68	69
7.00%, 03/10/55	194	200
Davita Inc.
4.63%, 06/01/30 (e)	175	168
6.88%, 09/01/32 (e)	125	128
6.75%, 07/15/33 (e)	75	76
Dentsply Sirona Inc.
8.38%, 09/12/55	5	5
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	198	168
Global Medical Response, Inc.
7.38%, 10/01/32 (e)	33	34
HCA Inc.
5.63%, 09/01/28	783	799
5.88%, 02/01/29	698	718
3.50%, 09/01/30	513	488
3.63%, 03/15/32	137	127
Humana Inc.
6.63%, 09/15/56	283	272
IQVIA Inc.
6.50%, 05/15/30 (e)	225	229
6.25%, 06/01/32 (e)	25	25
Lifepoint Health, Inc.
10.00%, 06/01/32 (e)	75	76
Mars, Incorporated
4.80%, 03/01/30 (e)	899	909
5.00%, 03/01/32 (e)	675	684
Medline Borrower, LP
6.25%, 04/01/29 (e)	296	302
Molina Healthcare, Inc.
6.50%, 02/15/31 (e)	105	103
6.25%, 01/15/33 (e)	290	281
National Mentor Holdings, Inc.
10.50%, 12/15/30 (e)	115	119
Organon & Co.
4.13%, 04/30/28 (e)	15	15
5.13%, 04/30/31 (e)	195	159
6.75%, 05/15/34 (e)	83	74
7.88%, 05/15/34 (e)	200	165
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (e)	70	69
Radiology Partners, Inc.
9.78%, 02/15/30 (e) (f) (j) (p)	12	11
8.50%, 07/15/32 (e)	45	46
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (e)	68	67
Team Services Holding Inc.
9.00%, 02/15/33 (e)	158	154
Tenet Healthcare Corporation
6.13%, 10/01/28 - 06/15/30	149	150
4.38%, 01/15/30	45	43
5.50%, 11/15/32 (e)	190	188
6.00%, 11/15/33 (d) (e)	60	61
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	20	20
7.88%, 09/15/29	200	214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
6.00%, 12/01/32	260	267
Teva Pharmaceutical Finance Netherlands IV B.V.
5.75%, 12/01/30	235	237
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (e)	190	184
		13,782
Consumer Discretionary 0.8%
Acushnet Company
5.63%, 12/01/33 (e)	35	35
Advance Auto Parts, Inc.
7.38%, 08/01/33 (e)	79	80
Allison Transmission, Inc.
5.88%, 12/01/33 (e)	80	79
American Axle & Manufacturing, Inc.
6.38%, 10/15/32 (e)	60	59
7.75%, 10/15/33 (e)	105	102
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	55	51
6.88%, 08/01/33 (e)	45	43
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (e)	125	95
Azul Secured Finance LLP
9.88%, 02/15/31 (e)	45	40
BCPE Flavor Debt Merger Sub LLC
9.50%, 07/01/32 (e)	110	99
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (e) (p)	153	163
Beazer Homes USA, Inc.
7.50%, 03/15/31 (d) (e)	80	78
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (e)	70	69
Caesars Entertainment, Inc.
7.00%, 02/15/30 (e)	51	52
Carnival Corporation
5.88%, 06/15/31 (e)	100	101
5.75%, 08/01/32 (e)	70	70
6.13%, 02/15/33 (e)	80	81
Carvana Co.
5.88%, 10/01/28 (e)	85	82
4.88%, 09/01/29 (e)	170	155
10.25%, 05/01/30 (e)	145	155
Century Communities, Inc.
6.63%, 09/15/33 (e)	90	88
Clarios Global LP
6.75%, 02/15/30 - 09/15/32 (e)	150	152
Cooper-Standard Automotive Inc.
9.25%, 03/01/31 (e)	130	122
Corporacion Geo, S.A.B. De C.V.
0.00%, 12/31/49 (h) (i) (l)	99	—
Dream Finders Homes, Inc.
6.88%, 09/15/30 (e)	90	86
EG Global Finance PLC
12.00%, 11/30/28 (e)	534	571
Fertitta Entertainment, LLC
6.75%, 01/15/30 (e)	270	252
Forvia
6.75%, 09/15/33 (e)	70	68
GENM Capital Labuan Limited
3.88%, 04/19/31 (e)	200	177
Grubhub Holdings Inc.
13.00%, 07/31/30 (e) (p)	28	22
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (e)	122	111
6.13%, 04/01/32 (e)	45	46
5.88%, 03/15/33 (e)	45	45
5.75%, 09/15/33 (e)	135	134
5.50%, 03/31/34 (e)	65	63
JH North America Holdings Inc.
10.00%, 01/15/31 (e)	180	174
LBM Acquisition, LLC
6.25%, 01/15/29 (e)	55	40
Les Vetements de Sport Gildan Inc.
4.70%, 10/07/30 (e)	102	101
LGI Homes, Inc.
4.00%, 07/15/29 (e)	50	44
7.00%, 11/15/32 (d) (e)	255	236
Life Time, Inc.
6.00%, 11/15/31 (e)	115	115
Light and Wonder International, Inc.
6.25%, 10/01/33 (e)	110	108
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	88
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (d) (e)	115	85
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (e)	150	130
Michaels Companies, Inc., The
8.50%, 03/15/33 (e)	115	112
11.00%, 03/15/34 (e)	115	107
Mohegan Escrow Issuer, LLC
11.88%, 04/15/31 (e)	30	31
NCL Corporation Ltd.
6.75%, 02/01/32 (e)	80	79
6.25%, 09/15/33 (e)	90	87
Prosus N.V.
3.68%, 01/21/30 (e)	45	43
3.06%, 07/13/31 (e)	125	112
4.19%, 01/19/32 (e)	200	188
Resideo Funding Inc.
6.50%, 07/15/32 (e)	35	34
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (e)	60	59
6.13%, 06/15/29 (e)	60	61
5.63%, 09/15/29 (e)	165	166
4.00%, 10/15/30 (e)	25	23
Risewell Homes Inc.
8.50%, 11/01/30 (e)	80	78
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (e)	60	60
6.00%, 02/01/33 (e)	63	64
Sotheby's, Inc.
7.38%, 10/15/27 (e)	324	322
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	384
5.50%, 09/01/41	2,000	1,723
Staples, Inc.
10.75%, 09/01/29 (e)	225	209
12.75%, 01/15/30 (e)	120	81
Stonemor Inc.
8.50%, 05/15/29 (e)	215	209
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 (e)	55	55
Telekom Srbija A.D. Beograd
7.00%, 10/28/29 (e)	225	221
TKC Holdings, Inc.
8.50%, 08/15/30 (e)	145	146
12.00%, 02/15/31 (e)	75	77
TopBuild Corp.
4.13%, 02/15/32 (e)	80	73
5.63%, 01/31/34 (e)	75	73
Univision Communications Inc.
8.50%, 07/31/31 (e)	360	361
9.38%, 08/01/32 (e)	110	113
Viking Cruises Limited
9.13%, 07/15/31 (e)	80	84
5.88%, 10/15/33 (e)	145	143
Whirlpool Corporation
6.13%, 06/15/30	140	137
6.50%, 06/15/33 (d)	330	312
5.75%, 03/01/34	15	13
ZF North America Capital, Inc.
6.75%, 04/23/30 (e)	90	87
7.50%, 03/24/31 (e)	55	54
6.88%, 04/23/32 (e)	45	43
		10,971

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Consumer Staples 0.5%
Albertsons Companies, Inc.
5.63%, 03/31/32 (e)	75	74
6.25%, 03/15/33 (e)	65	65
5.75%, 03/31/34 (e)	90	88
Altria Group, Inc.
3.88%, 09/16/46	1,500	1,103
Avis Budget Car Rental, LLC
8.38%, 06/15/32 (d) (e)	75	75
BidFair Holdings Inc.
5.88%, 06/01/29 (e)	10	9
Biocon Biologics Global PLC
6.67%, 10/09/29 (e)	60	59
C&S Group Enterprises LLC
5.00%, 12/15/28 (e)	87	80
Central American Bottling Corporation
5.25%, 04/27/29 (e)	130	127
Champions Financing, Inc.
8.75%, 02/15/29 (d) (e)	141	126
Cosan Overseas Limited
8.25% (g) (m)	190	181
DP World Crescent Limited
3.75%, 01/30/30 (e)	175	164
Imperial Brands Finance PLC
6.13%, 07/27/27 (e)	536	547
JBS USA Food Company
3.00%, 05/15/32	1,755	1,563
KeHE Distributors, LLC
9.00%, 02/15/29 (e)	140	146
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (e)	145	134
Marb Bondco PLC
3.95%, 01/29/31 (e)	195	172
Minerva Luxembourg S.A.
4.38%, 03/18/31 (e)	45	41
8.88%, 09/13/33 (e)	120	128
NBM US Holdings, Inc.
6.63%, 08/06/29 (e)	120	121
OT MidCo Inc.
10.00%, 02/15/30 (d) (e)	155	66
Performance Food Group, Inc.
6.13%, 09/15/32 (e)	40	40
5.63%, 03/01/34 (e)	90	87
Post Holdings, Inc.
4.63%, 04/15/30 (e)	35	34
6.25%, 02/15/32 - 10/15/34 (e)	110	110
6.38%, 03/01/33 (e)	55	54
6.50%, 03/15/36 (e)	35	34
Reynolds American Inc.
5.85%, 08/15/45	1,000	968
Synergy Infrastructure Holdings, LLC
7.88%, 12/01/30 (e)	31	32
U.S. Foods Inc.
6.88%, 09/15/28 (e)	45	46
4.75%, 02/15/29 (e)	65	64
5.75%, 04/15/33 (e)	65	65
United Rentals (North America), Inc.
5.38%, 11/15/33 (e)	185	179
6.13%, 03/15/34 (e)	110	111
Williams Scotsman, Inc.
6.63%, 06/15/29 - 04/15/30 (e)	130	132
		7,025
Total Corporate Bonds And Notes (cost $378,754)		368,777
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.9%
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (f)	55	54
Series 2020-B-1A, 4.34%, 01/15/27 (f)	44	43
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 10/16/28 (f)	312	299
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (f)	1,023	956
AASET 2022-1 Limited
Series 2022-A-1A, 6.00%, 05/16/29 (f)	1,024	1,021
AASET 2024-1
Series 2024-A1-1A, 6.26%, 05/16/31 (f)	679	685
Series 2024-A2-1A, 6.26%, 05/16/31 (f)	618	624
AASET 2025-1
Series 2025-A-1A, 5.94%, 02/16/32 (e) (f)	532	532
Affirm Master Trust
Series 2026-A-2A, 4.67%, 04/16/29	290	290
AIMCO CLO 11 Ltd.
Series 2020-A1R2-11A, 5.01%, (3 Month Term SOFR + 1.34%), 07/17/37 (j)	969	970
AIMCO CLO 14 Ltd.
Series 2021-A1R-14A, REMIC, 4.89%, (3 Month Term SOFR + 1.22%), 10/20/38 (j)	1,573	1,571
AIMCO CLO 17 Ltd.
Series 2022-A1R-17A, 5.02%, (3 Month Term SOFR + 1.35%), 07/20/37 (j)	1,099	1,100
AIMCO CLO 19, Ltd.
Series 2024-A-19A, 5.02%, (3 Month Term SOFR + 1.35%), 10/20/37 (j)	340	340
AIMCO CLO 22 Ltd.
Series 2024-A-22A, 5.17%, (3 Month Term SOFR + 1.50%), 04/19/37 (j)	1,878	1,878
AIMCO CLO Series 2018-B
Series 2018-AR3-BA, 0.00%, (3 Month Term SOFR + 1.20%), 04/16/37 (j)	1,188	1,188
Series 2018-ARR-BA, 5.17%, (3 Month Term SOFR + 1.50%), 04/16/37 (j)	1,188	1,188
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.42%, (1 Month Term SOFR + 1.74%), 06/15/27 (j)	780	782
Allegro CLO XII, Ltd.
Series 2020-A1R-1A, 5.11%, (3 Month Term SOFR + 1.44%), 07/21/37 (j)	1,461	1,462
Allegro CLO XIII, Ltd.
Series 2021-A1R-1A, 5.01%, (3 Month Term SOFR + 1.34%), 07/20/38 (j)	716	716
Allegro CLO XV, Ltd.
Series 2022-A1R-1A, 4.85%, (3 Month Term SOFR + 1.18%), 04/20/38 (j)	893	889
ALTDE 2025-1 Trust
Series 2025-A-1A, 5.90%, 02/15/32 (f)	729	731
Angel Oak Mortgage Trust I, LLC
Series 2026-A1-2, REMIC, 4.69%, 02/25/30 (f) (j)	99	98
Ares LIV CLO Ltd.
Series 2019-AR2-54A, 4.98%, (3 Month Term SOFR + 1.31%), 07/15/38 (j)	643	643
Ares LIX CLO Ltd.
Series 2021-A-59A, 4.96%, (3 Month Term SOFR + 1.29%), 04/25/34 (j)	521	521
Ares Loan Funding V, Ltd.
Series 2024-A1-ALF5A, 5.17%, (3 Month Term SOFR + 1.50%), 07/27/37 (j)	1,092	1,090
Ares LV CLO Ltd.
Series 2020-A1R2-55A, 5.04%, (3 Month Term SOFR + 1.37%), 10/15/37 (j)	652	652
Ares LVIII CLO Ltd.
Series 2020-A1R2-58A, 4.91%, (3 Month Term SOFR + 1.24%), 04/15/38 (j)	908	907
Ares LXX CLO Ltd.
Series 2023-A1R-70A, 4.92%, (3 Month Term SOFR + 1.25%), 01/25/39 (j)	775	774
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 5.00%, (3 Month Term SOFR + 1.33%), 04/17/34 (j)	2,135	2,133
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	104	105
Bain Capital Credit CLO 2023-2, Limited
Series 2023-A1R-2A, 4.99%, (3 Month Term SOFR + 1.32%), 07/18/38 (j)	943	944
Bain Capital Credit CLO 2023-4 Ltd.
Series 2023-A1R-4A, 4.96%, (3 Month Term SOFR + 1.23%), 01/21/39 (j)	915	913
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/05/32	390	378

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Series 2019-BNM-BPR, REMIC, 3.47%, 11/05/32	100	97
Bank 2017-BNK6
Series 2017-ASB-BNK6, REMIC, 3.29%, 07/17/26	9	9
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	88
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.53%, 01/18/63 (j)	3,200	51
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.74%, 10/18/32 (j)	3,815	3,990
Bank5 2025-5YR16
Interest Only, Series 2025-XB-5YR19, REMIC, 0.81%, 12/17/58 (j)	1,000	28
Interest Only, Series 2025-XB-5YR16, REMIC, 0.55%, 08/17/63 (j)	1,600	27
Bank5 2026-5YR20
Series 2026-A3-5YR20, REMIC, 5.10%, 01/17/31	300	303
Bank5 2026-5YR21
Series 2026-A3-5YR21, REMIC, 5.53%, 04/17/59	400	412
Barings 2026-SBP Issuer LLC
Series 2026-A-SBP, 4.82%, 02/19/59 (f)	940	932
Barings CLO Ltd. 2020-I
Series 2020-A1R2-1A, 5.16%, (3 Month Term SOFR + 1.26%), 01/15/38 (j)	589	589
Barings CLO Ltd. 2020-IV
Series 2020-AR-4A, 5.04%, (3 Month Term SOFR + 1.37%), 10/20/37 (j)	1,190	1,190
BCRED BSL Static CLO 2025-1 Ltd.
Series 2025-AR-1A, 5.38%, (3 Month Term SOFR + 1.25%), 07/24/35 (j)	648	648
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (j)	106	105
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	125	122
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.15%, 08/16/52 (j)	6,211	141
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.88%, 12/15/62 (j)	4,252	76
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	218	216
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.35%, 07/17/54 (j)	2,020	89
Benchmark 2026-V20 Mortgage Trust
Series 2026-A3-V20, REMIC, 5.18%, 01/17/31	300	305
Benefit Street Partners CLO 44 Ltd.
Series 2025-A1-44A, 4.95%, (3 Month Term SOFR + 1.22%), 01/18/39 (j)	784	782
Benefit Street Partners CLO XXXI, Ltd.
Series 2023-AR-33A, 4.85%, (3 Month Term SOFR + 1.19%), 01/25/39 (j)	809	807
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 5.06%, (3 Month Term SOFR + 1.39%), 01/16/35 (j)	638	637
BHG Securitization Trust 2025-2CON
Series 2025-A-2CON, 4.84%, 09/17/36	158	159
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28 (f)	814	768
BLP Commercial Mortgage Trust
Series 2024-A-IND2, REMIC, 5.01%, (1 Month Term SOFR + 1.34%), 03/15/41 (j)	482	482
Blueberry Park CLO, Ltd.
Series 2024-A-1A, 5.02%, (3 Month Term SOFR + 1.35%), 10/20/37 (j)	1,264	1,264
BMO 2025-5C13 Mortgage Trust
Series 2025-A2-5C13, REMIC, 4.74%, 11/18/30	200	200
BMP 2024-MF23
Series 2024-A-MF23, 5.04%, (1 Month Term SOFR + 1.37%), 06/15/26 (j)	749	749
Series 2024-B-MF23, 5.31%, (1 Month Term SOFR + 1.64%), 06/15/26 (j)	370	370
Series 2024-C-MF23, 5.51%, (1 Month Term SOFR + 1.84%), 06/15/26 (j)	261	261
Brant Point CLO 2025-8 Ltd.
Series 2025-D1-8A, 6.85%, (3 Month Term SOFR + 2.85%), 03/31/38 (j)	100	98
Bravo Residential Funding Trust 2023-RPL1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (j)	480	479
BRAVO Residential Funding Trust 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.50%, 02/25/65 (f)	217	218
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 4.48%, (1 Month Term SOFR + 0.80%), 11/15/38 (j)	1,203	1,200
Series 2021-B-PAC, REMIC, 4.69%, (1 Month Term SOFR + 1.01%), 11/15/38 (j)	180	179
Series 2021-C-PAC, REMIC, 4.89%, (1 Month Term SOFR + 1.21%), 11/15/38 (j)	241	240
Series 2021-D-PAC, REMIC, 5.09%, (1 Month Term SOFR + 1.41%), 11/15/38 (j)	234	233
Series 2021-E-PAC, REMIC, 5.73%, (1 Month Term SOFR + 2.06%), 11/15/38 (j)	813	807
BX Commercial Mortgage Trust 2018-BIOA
Series 2025-A-DIME, REMIC, 4.82%, (1 Month Term SOFR + 1.15%), 02/16/27 (j)	988	981
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 4.69%, (1 Month Term SOFR + 1.01%), 02/15/39 (j)	106	106
Series 2022-B-LP2, REMIC, 4.98%, (1 Month Term SOFR + 1.31%), 02/15/39 (j)	400	399
Series 2022-C-LP2, REMIC, 5.23%, (1 Month Term SOFR + 1.56%), 02/15/39 (j)	328	328
Series 2022-D-LP2, REMIC, 5.63%, (1 Month Term SOFR + 1.96%), 02/15/39 (j)	328	328
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-A-GPA3, REMIC, 4.97%, (1 Month Term SOFR + 1.29%), 12/15/26 (j)	279	279
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.31%, (1 Month Term SOFR + 1.64%), 05/15/29 (j)	1,147	1,147
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.11%, (1 Month Term SOFR + 1.44%), 02/15/39 (j)	1,054	1,054
Series 2024-B-XL4, REMIC, 5.46%, (1 Month Term SOFR + 1.79%), 02/15/39 (j)	99	99
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.06%, (1 Month Term SOFR + 1.39%), 03/15/29 (j)	1,900	1,900
Series 2024-B-XL5, REMIC, 5.36%, (1 Month Term SOFR + 1.69%), 03/15/29 (j)	372	372
Series 2024-C-XL5, REMIC, 5.61%, (1 Month Term SOFR + 1.94%), 03/15/29 (j)	493	494
BX Commercial Mortgage Trust 2025-SPOT
Series 2025-A-SPOT, REMIC, 5.12%, (1 Month Term SOFR + 1.44%), 04/15/27 (j)	1,795	1,795
Series 2025-B-SPOT, REMIC, 5.42%, (1 Month Term SOFR + 1.74%), 04/15/27 (j)	645	645
BX Commercial Mortgage Trust 2026-ALOHA
Series 2026-A-ALOHA, REMIC, 0.00%, 04/15/28 (j)	1,053	1,053
BX Commercial Mortgage Trust 2026-XL6
Series 2026-A-XL6, REMIC, 4.87%, (1 Month Term SOFR + 1.20%), 03/15/28 (j)	1,622	1,614
Series 2026-B-XL6, REMIC, 5.12%, (1 Month Term SOFR + 1.45%), 03/15/28 (j)	180	179
BX Trust 2021-LBA
Series 2021-AJV-LBA, REMIC, 4.59%, (1 Month Term SOFR + 0.91%), 02/15/28 (j)	100	100
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 5.16%, (1 Month Term SOFR + 1.49%), 04/15/37 (j)	494	494
Series 2022-B-IND, REMIC, 5.61%, (1 Month Term SOFR + 1.94%), 04/15/37 (j)	427	427

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Series 2022-C-IND, REMIC, 5.96%, (1 Month Term SOFR + 2.29%), 04/15/37 (j)	97	97
Series 2022-D-IND, REMIC, 6.51%, (1 Month Term SOFR + 2.84%), 04/15/37 (j)	80	81
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.11%, (1 Month Term SOFR + 1.44%), 04/15/29 (j)	1,442	1,442
Series 2024-B-CNYN, REMIC, 5.36%, (1 Month Term SOFR + 1.69%), 04/15/29 (j)	230	229
Series 2024-C-CNYN, REMIC, 5.61%, (1 Month Term SOFR + 1.94%), 04/15/29 (j)	191	191
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 4.82%, (1 Month Term SOFR + 1.14%), 03/15/27 (j)	3,364	3,348
Series 2025-B-ROIC, REMIC, 5.07%, (1 Month Term SOFR + 1.39%), 03/15/27 (j)	374	371
Series 2025-C-ROIC, REMIC, 5.22%, (1 Month Term SOFR + 1.54%), 03/15/27 (j)	527	522
BX Trust 2025-TAIL
Series 2025-A-TAIL, 5.07%, (1 Month Term SOFR + 1.40%), 06/15/27 (j)	347	347
Carlyle US CLO 2021-10 Ltd.
Series 2021-A1R-10A, 4.98%, (3 Month Term SOFR + 1.31%), 01/20/38 (j)	728	728
Carlyle US CLO 2021-11 Ltd.
Series 2021-A1R-11A, 5.08%, (3 Month Term SOFR + 1.41%), 07/27/37 (j)	1,277	1,275
Carlyle US CLO 2025-6 Ltd.
Series 2025-A1-6A, 4.88%, (3 Month Term SOFR + 1.22%), 01/20/39 (j)	886	885
Carmax Select Receivables Trust 2026-A
Series 2026-A3-A, 3.99%, 11/16/28	35	35
Cedar Funding X CLO Ltd.
Series 2019-AR2-10A, 5.03%, (3 Month Term SOFR + 1.36%), 10/20/37 (j)	710	710
Cedar Funding XII CLO Ltd.
Series 2020-ARR-12A, 4.87%, (3 Month Term SOFR + 1.20%), 01/25/38 (j)	857	855
Cedar Funding XVII CLO, Ltd.
Series 2023-AR-17A, 5.02%, (3 Month Term SOFR + 1.35%), 07/20/38 (j)	877	878
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 4.92%, (1 Month Term SOFR + 5.09%), 07/12/30 (j) (q)	716	713
CENT TRUST 2025-CITY
Interest Only, Series 2025-X-CITY, REMIC, 0.21%, 07/10/40 (j)	8,500	54
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/61	1,427	1,153
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	167	166
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	868	859
CFMT 2024-HB13, LLC
Series 2024-A-HB13, 3.00%, 05/25/27	251	246
CFMT 2024-HB15, LLC
Series 2024-A-HB15, 4.00%, 08/25/27	127	125
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	122	123
Series 2024-A1-1A, 5.52%, 09/15/27	269	272
CIFC Funding 2019-V Ltd.
Series 2019-A1R2-5A, 4.94%, (3 Month Term SOFR + 1.27%), 10/15/38 (j)	823	823
CIFC Funding 2025-VI Ltd.
Series 2025-A1-6A, 5.11%, (3 Month Term SOFR + 1.25%), 10/23/38 (j)	545	545
CIFC Funding 2026-I Ltd.
Series 2026-A1-1A, REMIC, 4.84%, (3 Month Term SOFR + 1.17%), 04/25/39 (j)	1,500	1,499
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.13%, 08/11/56 (j)	3,137	85
Clover CLO 2019-1 Ltd.
Series 2019-ARR-1A, 4.67%, (3 Month Term SOFR + 1.00%), 04/18/35 (j)	1,044	1,041
COMM 2005-C6
Series 2025-A-ELP, REMIC, 4.76%, 11/15/30 (j)	537	529
Consolidated Communications LLC/Fidium Fiber Finan
Series 2026-A2-1A, 5.08%, 03/20/56	190	189
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	207
CSTL Commercial Mortgage Trust 2026-GATE3
Series 2026-A-GATE3, REMIC, 4.85%, 02/10/43 (j)	100	99
DB Master Finance LLC
Series 2021-A2I-1A, 2.05%, 11/20/26	359	353
Series 2017-A2II-1A, 4.03%, 11/20/27	3,574	3,577
Series 2025-A2I-1A, 4.89%, 11/20/30	668	667
Series 2025-A2II-1A, 5.17%, 11/22/32	544	542
Dext ABS 2025-2, LLC
Series 2025-A3-2, 4.23%, 04/15/36	135	135
DLLAA 2023-1 LLC
Series 2023-A3-1A, 5.64%, 02/22/28	157	158
DLLAD 2023-1 LLC
Series 2023-A3-1A, 4.79%, 03/22/27	127	128
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	3,532	3,479
Dryden 37 Senior Loan Fund
Series 2022-A1R-108A, 5.03%, (3 Month Term SOFR + 1.36%), 07/18/37 (j)	1,705	1,705
Dryden 85 CLO Ltd.
Series 2020-A1R2-85A, 5.05%, (3 Month Term SOFR + 1.38%), 07/15/37 (j)	1,266	1,267
DTP Commercial Mortgage Trust 2023-STE2
Series 2023-A-STE2, REMIC, 6.04%, 01/18/29 (j)	282	285
Eaton Vance CLO 2019-1, Ltd.
Series 2019-AR2-1A, 5.18%, (3 Month Term SOFR + 1.51%), 07/15/37 (j)	1,021	1,022
Eaton Vance CLO 2020-1, Ltd.
Series 2020-ARR-1A, 5.06%, (3 Month Term SOFR + 1.39%), 10/15/37 (j)	1,146	1,146
Eaton Vance CLO 2020-2 Ltd.
Series 2020-AR2-2A, 5.05%, (3 Month Term SOFR + 1.38%), 10/15/37 (j)	1,020	1,019
Enterprise Fleet Financing 2024-2, LLC
Series 2024-A2-2, 5.74%, 05/20/26	63	64
Exeter Select Automobile Receivables Trust 2025-1
Series 2025-A2-1, 4.83%, 11/16/26	47	48
Series 2025-A3-1, 4.69%, 03/15/28	115	116
Extended Stay America Trust 2025-ESH
Series 2025-A-ESH, REMIC, 4.97%, (1 Month Term SOFR + 1.30%), 10/15/30 (j)	1,660	1,660
Series 2025-B-ESH, REMIC, 5.27%, (1 Month Term SOFR + 1.60%), 10/15/30 (j)	295	295
Series 2025-C-ESH, REMIC, 5.52%, (1 Month Term SOFR + 1.85%), 10/15/30 (j)	145	145
Extended Stay America Trust 2026-ESH2
Series 2026-A-ESH2, REMIC, 4.87%, (1 Month Term SOFR + 1.20%), 02/15/43 (j)	1,504	1,504
Series 2026-B-ESH2, REMIC, 5.07%, (1 Month Term SOFR + 1.40%), 02/15/43 (j)	155	155
Series 2026-C-ESH2, REMIC, 5.27%, (1 Month Term SOFR + 1.60%), 02/15/43 (j)	105	105
Flatiron CLO 20 Ltd.
Series 2020-A1R2-1A, 4.90%, (3 Month Term SOFR + 1.24%), 11/20/38 (j)	1,862	1,858
Flatiron CLO 21 Ltd.
Series 2021-A1R-1A, 5.29%, (3 Month Term SOFR + 1.36%), 10/19/37 (j)	1,103	1,103
Flatiron CLO 26 Ltd.
Series 2024-A-4A, 5.23%, (3 Month Term SOFR + 1.33%), 01/15/38 (j)	1,041	1,042
Flatiron CLO 31 Ltd.
Series 2025-A1-31A, 4.87%, (3 Month Term SOFR + 1.20%), 01/18/39 (j)	777	776
Flatiron CLO 32 Ltd.
Series 2025-A1-32A, 5.37%, (3 Month Term SOFR + 1.29%), 10/22/38 (j)	849	850

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Flatiron RR CLO 30 Ltd.
Series 2025-A1-30A, REMIC, 4.83%, (3 Month Term SOFR + 1.16%), 04/15/38 (j)	905	903
GGAM Master Trust International Ltd.
Series 2025-A-1A, 5.92%, 09/30/60	1,724	1,712
Gilead 2025-1 Aviation Limited
Series 2025-A-1A, 5.79%, 03/15/32 (f)	1,254	1,257
GMF Floorplan Owner Revolving Trust
Series 2024-A1-4A, REMIC, 4.73%, 11/15/27	750	756
Goldentree Loan Management US CLO 28 Ltd.
Series 2026-A-28A, 4.92%, (3 Month Term SOFR + 1.17%), 10/20/39 (j)	501	501
Green Lakes Park CLO LLC
Series 2025-ARR-1A, 4.85%, (3 Month Term SOFR + 1.18%), 01/25/38 (j)	905	902
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	92	91
GS Mortgage-Backed Securities Trust 2024-RPL2
Series 2024-A1-RPL2, REMIC, 3.75%, 07/25/61 (j)	319	312
GS Mortgage-Backed Securities Trust 2024-RPL4
Series 2024-A1-RPL4, REMIC, 3.90%, 07/25/26 (f)	593	586
Hamlin Park CLO Ltd.
Series 2024-A-1A, 5.01%, (3 Month Term SOFR + 1.34%), 10/20/37 (j)	1,015	1,016
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/38 (f)	97	96
INTL Commercial Mortgage Trust 2025-PLAZA
Series 2025-A-PLAZA, REMIC, 5.04%, 11/07/30 (j)	490	487
Invesco US CLO 2024-1 Ltd.
Series 2024-AR-1RA, 5.22%, (3 Month Term SOFR + 1.55%), 04/15/37 (j)	959	959
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	339
J.P. Morgan Mortgage Trust 2025-NQM2
Series 2025-A1-NQM2, REMIC, 5.57%, 05/25/29 (j)	168	168
J.P. Morgan Mortgage Trust 2026-NQX1
Series 2026-A1-NQX1, REMIC, 5.50%, 07/25/66 (j)	300	300
Jersey Mike's Funding, LLC
Series 2024-A2-1A, 5.64%, 02/15/32	1,208	1,232
Series 2025-A2-1A, 5.61%, 08/16/32	527	536
JPMDB Commercial Mortgage Securities Trust 2016-C4
Series 2016-ASB-C4, REMIC, 2.99%, 06/17/26	14	14
Series 2016-A2-C4, REMIC, 2.88%, 09/17/26	180	179
Lakeside Park CLO Ltd.
Series 2025-A-1A, 4.82%, (3 Month Term SOFR + 1.15%), 04/15/38 (j)	658	656
LIFE 2021-BMR Mortgage Trust
Series 2021-C-BMR, REMIC, 4.89%, (1 Month Term SOFR + 1.21%), 03/15/38 (j)	17	17
Series 2021-D-BMR, REMIC, 5.19%, (1 Month Term SOFR + 1.51%), 03/15/38 (j)	159	151
Series 2021-E-BMR, REMIC, 5.54%, (1 Month Term SOFR + 1.86%), 03/15/38 (j)	139	128
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 4.97%, (1 Month Term SOFR + 1.30%), 05/17/38 (j)	2,042	1,971
Series 2022-B-BMR2, REMIC, 5.47%, (1 Month Term SOFR + 1.79%), 05/17/38 (j)	1,221	1,120
Series 2022-C-BMR2, REMIC, 5.77%, (1 Month Term SOFR + 2.09%), 05/17/38 (j)	684	609
Series 2022-D-BMR2, REMIC, 6.21%, (1 Month Term SOFR + 2.54%), 05/17/38 (j)	608	517
Madison Park Funding XIII, Ltd.
Series 2024-A1-67A, 5.18%, (3 Month Term SOFR + 1.51%), 04/25/37 (j)	1,211	1,211
Madison Park Funding XLV Ltd.
Series 2020-ARR-45A, 4.75%, (3 Month Term SOFR + 1.08%), 07/15/34 (j)	653	651
Magnetite XLI, Limited
Series 2024-A-41A, REMIC, 4.96%, (3 Month Term SOFR + 1.29%), 01/25/38 (j)	596	597
Magnetite Xlv Ltd.
Series 2025-A1-45A, REMIC, 4.82%, (3 Month Term SOFR + 1.15%), 04/15/38 (j)	635	633
Magnetite XXI, Limited
Series 2019-AR-21A, 4.95%, (3 Month Term SOFR + 1.28%), 04/20/34 (j)	920	920
Magnetite XXIX, Limited
Series 2021-AR-29A, 5.02%, (3 Month Term SOFR + 1.35%), 07/15/37 (j)	1,150	1,151
Magnetite XXVI Ltd.
Series 2020-AR2-26A, 4.82%, (3 Month Term SOFR + 1.15%), 01/25/38 (j)	870	867
Magnetite XXVIII Ltd.
Series 2020-A1RR-28A, 5.14%, (3 Month Term SOFR + 1.24%), 01/15/38 (j)	1,209	1,208
Magnetite XXX, Limited
Series 2021-AR-30A, 5.02%, (3 Month Term SOFR + 1.35%), 10/25/37 (j)	1,072	1,073
Magnetite XXXVI Ltd.
Series 2023-AR-36A, 4.99%, (3 Month Term SOFR + 1.32%), 07/26/38 (j)	863	864
Merchants Fleet Funding LLC
Series 2023-A-1A, 7.21%, 05/20/26	158	158
Series 2024-A-1A, 5.82%, 08/20/27	394	396
Series 2025-A-1A, 4.49%, 01/20/39	200	200
MFA 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 4.25%, 02/25/66 (j)	165	157
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 4.49%, (1 Month Term SOFR + 0.81%), 07/15/38 (j)	603	603
MHP Commercial Mortgage Trust 2025-MHIL2
Series 2025-A-MHIL2, REMIC, 5.17%, (1 Month Term SOFR + 1.45%), 09/15/27 (j)	751	751
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	449	444
Morgan Stanley Capital I Trust 2016-UBS11
Series 2016-A4-UB11, REMIC, 2.78%, 08/17/26	700	695
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	694
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 4.74%, (1 Month Term SOFR + 1.06%), 12/15/36 (j)	900	679
Morgan Stanley Eaton Vance CLO 2025-21 Ltd.
Series 2025-A1-21A, 4.84%, (3 Month Term SOFR + 1.17%), 04/15/38 (j)	1,085	1,085
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.53%, 05/25/70 (f) (j)	157	158
Navigator 2025-1 Aviation Ltd.
Series 2025-A-1, 5.11%, 10/15/50 (f)	1,225	1,201
Neuberger Berman Loan Advisers CLO 25 Ltd.
Series 2017-AR2-25A, 5.07%, (3 Month Term SOFR + 1.40%), 07/18/38 (j)	965	965
Nissan Auto Lease Trust 2026-A
Series 2026-A3-A, 3.87%, 03/15/29	140	139
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	100	95
NYMT Loan Trust 2024-CP1
Series 2024-A1-CP1, REMIC, 3.75%, 08/25/37 (j)	240	226
Oak Hill Credit Partners
Series 2024-A1-18A, 5.17%, (3 Month Term SOFR + 1.50%), 04/20/37 (j)	1,393	1,394
Series 2024-A2-18A, 5.32%, (3 Month Term SOFR + 1.65%), 04/20/37 (j)	250	249
OCP Aegis CLO 2025-47 Ltd.
Series 2025-A1-47A, 4.82%, (3 Month Term SOFR + 1.11%), 01/21/38 (j)	714	711
OCP CLO 2015-8, Ltd.
Series 2020-AR2-8RA, 4.89%, (3 Month Term SOFR + 1.22%), 10/18/38 (j)	806	804

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
OCP CLO 2018-15 Ltd.
Series 2018-AR-15A, 4.92%, (3 Month Term SOFR + 1.25%), 01/20/38 (j)	550	550
OCP CLO 2025-44 Ltd.
Series 2025-A-44A, 4.97%, (3 Month Term SOFR + 1.30%), 10/25/38 (j)	891	892
OCP CLO 2025-46 Ltd.
Series 2025-A-46A, 4.97%, (3 Month Term SOFR + 1.20%), 10/15/38 (j)	555	553
OCP CLO Aegis 2024-39, Ltd.
Series 2024-AR-39A, 4.76%, (3 Month Term SOFR + 1.09%), 04/16/38 (j)	633	629
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (j)	2	2
Ocwen Loan Investment Trust 2024-HB1
Series 2024-A-HB1, 3.00%, 02/25/27	34	33
OHA Credit Funding 13 Ltd.
Series 2022-AR-13A, 5.02%, (3 Month Term SOFR + 1.35%), 07/20/37 (j)	1,592	1,593
OHA Credit Funding 14-R Ltd.
Series 2023-A-14RA, 4.90%, (3 Month Term SOFR + 1.23%), 04/20/38 (j)	594	593
OHA Credit Funding 4 Ltd.
Series 2019-AR2-4A, 4.96%, (3 Month Term SOFR + 1.29%), 01/22/38 (j)	1,088	1,090
OHA Credit Funding 5 Ltd.
Series 2012-AR4-7A, 4.80%, (3 Month Term SOFR + 1.14%), 02/20/38 (j)	979	976
OHA Credit Funding 6 Ltd.
Series 2020-AR2-6A, 5.00%, (3 Month Term SOFR + 1.33%), 10/20/37 (j)	857	858
OHA Credit Partners Ltd.
Series 2024-A-17A, 4.99%, (3 Month Term SOFR + 1.32%), 01/18/38 (j)	374	374
OneMain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,000	978
Onity Loan Investment Trust 2024-HB2
Series 2024-A-HB2, 5.00%, 08/25/27	98	98
Onity Loan Investment Trust 2025-HB2
Series 2025-A-HB2, 3.00%, 11/25/28 (j) (q)	210	204
Oportun Issuance Trust 2025-B
Series 2025-A-B, 4.88%, 11/08/27	300	301
Palmer Square CLO 2026-1 Ltd.
Series 2026-A-1A, 4.86%, (3 Month Term SOFR + 1.19%), 04/20/39 (j)	713	713
Palmer Square Loan Funding 2025-1 Ltd.
Series 2025-A1-1A, 4.45%, (3 Month Term SOFR + 0.80%), 02/15/33 (j)	830	829
Palmer Square Loan Funding 2025-2 Ltd.
Series 2025-A1-2A, 4.61%, (3 Month Term SOFR + 0.94%), 07/15/33 (j)	755	755
Peace Park CLO Ltd.
Series 2021-AR-1A, 4.92%, (3 Month Term SOFR + 1.25%), 10/20/38 (j)	898	897
Phantom Aviation
Series 2026-A-1, 5.24%, 01/18/33 (f)	498	495
PK Alift Loan Funding 3 LP
Series 2024-A1-1, 5.84%, 06/15/29	166	168
PLYM Commercial Mortgage Trust 2026-IND
Series 2026-A-IND, 4.92%, (1 Month Term SOFR + 1.25%), 03/15/28 (j)	1,834	1,825
Series 2026-B-IND, 5.12%, (1 Month Term SOFR + 1.45%), 03/15/28 (j)	235	233
Series 2026-C-IND, 5.32%, (1 Month Term SOFR + 1.65%), 03/15/28 (j)	261	259
PRET 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 3.90%, 10/25/63 (j)	378	362
PRET 2025-RPL3 Trust
Series 2025-A1-RPL3, REMIC, 4.15%, 04/25/65 (f)	277	270
PRMI Securitization Trust 2024-CMG1
Series 2024-A1-CMG1, REMIC, 5.12%, (1 Month Term SOFR + 1.45%), 07/25/54 (j)	373	372
PRPM 2024-RCF4, LLC
Series 2024-A1-RCF4, REMIC, 4.00%, 07/25/28 (f)	124	123
PRPM 2024-RCF6, LLC
Series 2024-A1-RCF6, 4.00%, 10/25/64 (f)	78	77
PRPM 2024-RPL2, LLC
Series 2024-A1-RPL2, 3.50%, 05/25/28 (f)	611	595
PRPM 2025-RCF3, LLC
Series 2025-A1-RCF3, REMIC, 5.25%, 07/26/55 (f)	157	157
PRPM 2025-RCF5, LLC
Series 2025-A1-RCF5, REMIC, 4.84%, 10/25/55 (f)	270	269
PRPM 2026-RCF2, LLC
Series 2026-A1-RCF2, 5.50%, 03/25/56 (j)	200	201
RCO X Mortgage LLC 2026-1
Series 2026-A1-1, 5.54%, 03/25/31 (f)	300	299
RR 25 Ltd.
Series 2023-A1A2-25A, 4.85%, (3 Month Term SOFR + 1.18%), 04/15/41 (j)	602	602
RR 34 Ltd.
Series 2024-A1R-34RA, 5.02%, (3 Month Term SOFR + 1.35%), 10/15/39 (j)	478	478
RR 44 Ltd.
Series 2026-A1A-44A, 4.85%, (3 Month Term SOFR + 1.17%), 04/15/41 (j)	915	912
RR 7 Ltd.
Series 2019-A1AB-7A, 5.01%, (3 Month Term SOFR + 1.34%), 01/15/37 (j)	1,141	1,140
SBA Towers, LLC
Series 2020-2C-2, 2.33%, 01/15/28	279	267
SFS Auto Receivables Securitization Trust 2026-1
Series 2026-A2A-1A, 3.91%, 08/20/29	100	100
Series 2026-A3-1A, 3.96%, 07/20/31	100	99
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (f)	425	414
Sixth Street CLO XIX, Ltd.
Series 2021-A1R-19A, 4.95%, (3 Month Term SOFR + 1.28%), 07/17/37 (j)	540	539
Sixth Street CLO XVIII Ltd.
Series 2021-A1R-18A, 4.67%, (3 Month Term SOFR + 1.25%), 10/18/38 (j)	819	819
Sixth Street CLO XX Ltd.
Series 2021-A1R-20A, 4.99%, (3 Month Term SOFR + 1.32%), 07/19/38 (j)	697	697
SLAM 2025-1 Ltd.
Series 2025-A-1A, 5.81%, 05/15/32 (f)	575	578
Smarte Carte, Inc.
Series 2022-A2II-1A, 4.01%, 12/07/26	590	547
Series 2025-A2I-1A, 5.27%, 12/05/30	535	529
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	620	586
Subway Funding LLC
Series 2024-A2I-3A, 5.25%, 07/30/29	1,233	1,225
Series 2024-A2II-3A, 5.57%, 07/30/29	584	577
Series 2024-A23-3A, 5.91%, 07/30/29	1,183	1,147
Series 2024-A2I-1A, 6.03%, 07/30/29	1,662	1,676
Series 2024-A2II-1A, 6.27%, 07/30/31	988	1,001
Series 2024-A23-1A, 6.51%, 07/30/34	867	868
Symphony CLO 43 Ltd.
Series 2024-A1-43A, 5.19%, (3 Month Term SOFR + 1.52%), 04/15/37 (j)	856	856
Taco Bell Funding, LLC
Series 2025-A2I-1A, 4.82%, 08/25/55	1,170	1,155
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-A-DPM, REMIC, 5.06%, (1 Month Term SOFR + 1.24%), 12/17/29 (j)	1,227	1,225
Series 2024-B-DPM, REMIC, 5.46%, (1 Month Term SOFR + 1.59%), 12/17/29 (j)	271	270
Series 2024-C-DPM, REMIC, 5.66%, (1 Month Term SOFR + 1.99%), 12/17/29 (j)	200	200
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/38 (f)	124	123
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (f)	321	314
VCAT 2026-NPL2, LLC
Series 2026-A1-NPL2, REMIC, 5.06%, 02/25/29 (f)	194	195
Verus Securitization Trust 2025-5
Series 2025-A1-5, REMIC, 5.43%, 06/25/70 (f)	250	251

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2025-6
Series 2025-A1-6, 5.42%, 07/25/70 (f)	866	868
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	1,063
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	57
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	232	231
Voya CLO 2020-2 Ltd.
Series 2020-A1RR-2A, 4.98%, (3 Month Term SOFR + 1.31%), 01/20/38 (j)	304	304
Voya CLO 2024-1 Ltd.
Series 2024-A1-1A, 5.19%, (3 Month Term SOFR + 1.52%), 04/15/37 (j)	813	813
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	165	160
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 4.99%, (1 Month Term SOFR + 1.31%), 05/15/31 (j)	688	688
Wheels Fleet Lease Funding 1 LLC
Series 2025-A1-3A, 4.08%, 09/18/40	200	199
Willis Engine Structured Trust IX
Series 2025-A-B, 5.16%, 12/15/31 (f)	494	483
Willis Engine Structured Trust VII
Series 2023-A-A, 8.00%, 10/15/29 (f)	217	220
Willis Engine Structured Trust VIII
Series 2025-A-A, 5.58%, 06/16/31 (f)	749	759
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	145	146
Total Non-U.S. Government Agency Asset-Backed Securities (cost $189,194)		188,046
SENIOR FLOATING RATE INSTRUMENTS 5.1%
Industrials 1.3%
Acosta, Inc.
2024 Term Loan B, 9.22%, (6 Month Term SOFR + 5.50%), 08/21/31 (j)	45	44
Advantage Sales & Marketing, Inc.
2026 First Out Term Loan, 9.66%, (3 Month Term SOFR + 6.00%), 04/19/30 (j)	135	101
AI Aqua Merger Sub, Inc.
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 07/31/28 (j) (r)	25	25
2026 Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 07/31/28 (j)	206	206
2026 Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 07/31/28 (j)	206	206
Air Canada
2024 Term Loan B, 5.42%, (3 Month Term SOFR + 1.75%), 03/14/31 (j)	74	73
Air Comm Corporation, LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/21/31 (j) (r)	7	7
2025 Term Loan, 6.42%, (3 Month Term SOFR + 2.75%), 12/11/31 (j)	141	141
2025 Term Loan, 6.44%, (3 Month Term SOFR + 2.75%), 12/11/31 (j)	2	2
AIT Worldwide Logistics, Inc
2025 Repriced Term Loan, 7.67%, (3 Month Term SOFR + 4.00%), 04/08/30 (j)	144	144
AlixPartners, LLP
2025 USD Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 07/29/32 (j)	177	175
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/06/32 (j)	542	542
Amentum Government Services Holdings LLC
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 07/31/31 (j)	192	192
American Airlines, Inc.
2017 1st Lien Term Loan, 5.52%, (3 Month Term SOFR + 1.75%), 01/29/27 (j)	74	74
2023 1st Lien Term Loan, 5.91%, (3 Month Term SOFR + 2.25%), 05/29/29 (j)	98	95
2025 Term Loan B, 6.42%, (3 Month Term SOFR + 3.25%), 05/09/32 (j)	79	79
Anticimex International AB
2025 USD Term Loan, 6.56%, (3 Month Term SOFR + 2.90%), 10/31/31 (j)	147	147
APi Group DE, Inc.
2025 Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 01/03/29 (j)	158	158
Arcwood Environmental, LLC
Term Loan, 0.00%, (SOFR + 3.00%), 03/20/33 (j) (r)	55	55
Artera Services, LLC
2024 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/31 (j) (r)	10	8
2024 Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 02/07/31 (j)	246	209
Arthur US Finco Inc
Term Loan B, 8.92%, (3 Month Term SOFR + 5.25%), 11/08/30 (j)	137	122
Astro Acquisition, LLC
2025 Term Loan B, 7.12%, (6 Month Term SOFR + 3.25%), 08/14/32 (j)	70	70
Aurora Lux Finco S.A.R.L
2025 Term Loan B, 8.92%, (3 Month Term SOFR + 5.25%), 09/05/32 (j)	125	114
Barnes Group Inc
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.75%), 12/11/31 (j)	86	86
BCPE Empire Holdings, Inc.
2026 10th Amendment Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 12/29/32 (j) (r)	40	39
2025 Term Loan B, 6.93%, (1 Month Term SOFR + 3.25%), 12/26/30 (j)	79	78
2026 10th Amendment Term Loan, 7.17%, (1 Month Term SOFR + 3.50%), 12/29/32 (j)	545	536
Beach Acquisition Bidco LLC
USD Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 06/25/32 (j)	120	120
Biomarin Pharmaceutical Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 1.75%), 01/28/33 (j) (r)	90	90
Bleriot US Bidco Inc.
2023 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 10/31/28 (j)	64	64
Calpine Construction Finance Company, L.P.
2025 Repriced Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 07/31/30 (j)	115	115
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 12/30/28 (j)	239	91
CD&R Hydra Buyer Inc.
2024 Term Loan B, 7.77%, (1 Month Term SOFR + 4.00%), 03/15/31 (j)	221	221
Chart Industries, Inc.
2024 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 03/15/30 (j)	76	75
CHG Healthcare Services Inc.
2025 Term Loan B1, 6.42%, (3 Month Term SOFR + 2.75%), 09/29/28 (j)	121	121
Chromalloy Corporation
2024 Term Loan B, 6.91%, (3 Month Term SOFR + 3.25%), 03/21/31 (j)	88	88
2024 Term Loan B, 6.91%, (3 Month Term SOFR + 3.25%), 03/21/31 (j)	—	—
Clydesdale Acquisition Holdings Inc
Term Loan B, 0.00%, (1 Month Term SOFR + 3.17%), 03/30/29 (j) (r)	25	24
Term Loan B, 6.85%, (1 Month Term SOFR + 3.17%), 03/30/29 (j)	551	525
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 03/27/32 (j)	297	277
Columbus McKinnon Corporation
2026 Term Loan B, 7.16%, (3 Month Term SOFR + 3.50%), 01/21/33 (j)	141	141
Conair Holdings, LLC
Term Loan B, 7.54%, (1 Month Term SOFR + 3.75%), 05/13/28 (j)	128	89
Congruex Group LLC
Term Loan, 5.17%, (1 Month Term SOFR + 1.50%), 04/26/29 (j)	164	110

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Constant Contact Inc
Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 02/10/28 (j) (r)	47	44
Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 02/10/28 (j)	274	254
Second Lien Term Loan, 11.43%, (3 Month Term SOFR + 7.50%), 02/10/29 (j)	10	8
Construction Partners Inc
Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 10/30/31 (j)	109	108
Core & Main LP
2024 Term Loan E, 5.68%, (1 Month Term SOFR + 2.00%), 02/09/31 (j)	49	49
Cornerstone Building Brands, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 04/12/28 (j) (r)	40	23
2021 Term Loan B, 7.02%, (3 Month Term SOFR + 3.25%), 04/12/28 (j)	419	236
2022 Term Loan, 9.30%, (3 Month Term SOFR + 5.63%), 08/01/28 (j)	75	40
2024 Term Loan B, 8.17%, (3 Month Term SOFR + 4.50%), 05/05/31 (j)	55	26
Corpay Technologies Operating Company LLC
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 10/03/32 (j)	105	105
Corporation Service Company
Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 08/10/29 (j)	160	158
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 05/19/31 (j)	88	88
CPM Holdings, Inc.
2023 Term Loan, 8.17%, (1 Month Term SOFR + 4.50%), 09/18/28 (j)	84	84
CQP Holdco LP
2026 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 12/31/32 (j)	401	399
Crown Equipment Corporation
2025 1st Lien Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 10/10/31 (j)	79	79
Crown Subsea Communications Holding,Inc.
2026 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 01/30/31 (j)	218	218
Darktrace PLC
1st Lien Term Loan, 6.90%, (3 Month Term SOFR + 3.25%), 07/02/31 (j)	203	194
2nd Lien Term Loan, 8.90%, (3 Month Term SOFR + 5.25%), 07/02/32 (j)	70	64
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 6.92%, (1 Month Term SOFR + 3.75%), 07/01/32 (j)	148	147
2025 2nd Lien Term Loan, 9.17%, (1 Month Term SOFR + 5.50%), 07/24/33 (j)	25	24
Disco Parent, Inc.
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 3.25%), 08/01/32 (j)	75	73
Dycom Investments Inc
2026 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 01/20/33 (j)	70	70
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.67%, (1 Month Term SOFR + 2.00%), 10/24/31 (j)	100	100
2024 1st Lien Term Loan B2, 5.67%, (1 Month Term SOFR + 2.00%), 10/24/31 (j)	38	38
Echo Global Logistics, Inc.
Term Loan, 7.52%, (1 Month Term SOFR + 3.75%), 11/09/28 (j)	189	185
EMG Utica, LLC
2025 Term Loan B, 7.17%, (3 Month Term SOFR + 4.00%), 10/24/29 (j)	79	79
Emrld Borrower LP
Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 05/04/30 (j)	25	25
EMRLD Borrower LP
2024 Term Loan B, 6.12%, (6 Month Term SOFR + 2.25%), 06/18/31 (j)	148	148
Ensemble RCM, LLC
2026 Term Loan B, 0.00%, (3 Month Term SOFR + 3.00%), 01/28/33 (j) (r)	25	25
2026 Term Loan B, 6.66%, (3 Month Term SOFR + 3.00%), 01/28/33 (j)	465	459
Esdec Solar Group B.V.
Term Loan B, 8.93%, (3 Month Term SOFR + 5.00%), 08/23/28 (j) (l)	291	122
Filtration Group Corporation
2025 USD Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 10/21/28 (j)	184	184
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 09/15/31 (j)	213	205
Genesee & Wyoming Inc. (New)
2024 Term Loan, 5.42%, (3 Month Term SOFR + 1.75%), 03/27/31 (j)	138	137
Genmab AS
Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 11/19/32 (j)	171	171
GFL Environmental Inc.
2025 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 02/04/32 (j)	189	189
Global Medical Response, Inc.
2025 Term Loan B, 7.17%, (3 Month Term SOFR + 3.50%), 10/02/28 (j)	85	84
Gloves Buyer, Inc.
2025 Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 01/16/32 (j)	155	154
Griffon Corporation
2024 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 01/24/29 (j)	141	141
Groupe Solmax Inc.
Term Loan, 8.54%, (1 Month Term SOFR + 4.75%), 06/28/28 (j)	83	66
Term Loan, 8.68%, (3 Month Term SOFR + 4.75%), 06/28/28 (j)	96	77
GTCR Everest Borrower, LLC
2026 Term Loan B, 6.16%, (3 Month Term SOFR + 2.50%), 09/05/31 (j)	178	176
Harbourvest Partners, LLC
2025 Repriced Term Loan B, 5.65%, (3 Month Term SOFR + 2.00%), 04/22/30 (j)	85	85
HighTower Holdings LLC
2025 1st Lien Term Loan B, 6.41%, (3 Month Term SOFR + 2.75%), 02/03/32 (j)	169	167
Horizon US Finco LP
Term Loan B, 8.20%, (6 Month Term SOFR + 4.50%), 12/16/31 (j) (l)	293	272
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 07/03/28 (j)	87	87
IVC Acquisition Ltd.
2025 USD Repriced Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 12/06/28 (j) (r)	55	55
2025 USD Repriced Term Loan B, 7.42%, (3 Month Term SOFR + 3.75%), 12/06/28 (j)	156	155
John Bean Technologies Corp
Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 01/02/32 (j)	45	45
Johnstone Supply LLC
2026 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 06/09/31 (j)	113	112
Jupiter Borrower, Inc.
Term Loan, 0.00%, (SOFR + 2.75%), 03/25/33 (j) (r)	220	219
Jupiter Buyer, Inc.
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.25%), 10/10/31 (j) (r)	12	12
2024 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 10/10/31 (j)	136	136
Kaman Corporation
2025 Delayed Draw Term Loan, 6.15%, (3 Month Term SOFR + 2.50%), 01/30/32 (j)	2	2
2025 Delayed Draw Term Loan, 6.15%, (3 Month Term SOFR + 2.50%), 01/30/32 (j)	15	15
2025 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 01/30/32 (j)	138	138

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 01/30/32 (j)	33	33
Karman Holdings LLC
2026 Term Loan B, 6.46%, (3 Month Term SOFR + 2.75%), 04/01/32 (j)	50	50
KNS Acquisition Corp.
2024 Term Loan A, 8.79%, (1 Month Term SOFR + 5.00%), 04/19/30 (j)	89	87
2024 Term Loan B, 10.04%, (1 Month Term SOFR + 6.25%), 10/19/30 (j)	85	75
LaserShip, Inc.
2024 New Money Term Loan A, 9.92%, (3 Month Term SOFR + 6.25%), 01/02/29 (j)	60	60
2024 Term Loan B, 5.43%, (3 Month Term SOFR + 1.50%), 08/10/29 (j)	174	127
LBM Acquisition LLC
2025 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/06/31 (j) (r)	45	38
2024 Incremental Term Loan B, 7.52%, (1 Month Term SOFR + 3.75%), 06/06/31 (j)	195	155
2025 Incremental Term Loan, 8.67%, (1 Month Term SOFR + 5.00%), 06/06/31 (j)	80	67
LC AHAB US Bidco LLC
Term Loan B, 6.17%, (1 Month Term SOFR + 3.00%), 04/14/31 (j)	113	112
Madison IAQ LLC
Term Loan, 6.13%, (6 Month Term SOFR + 2.50%), 06/15/28 (j)	107	107
2025 Repriced Term Loan, 6.38%, (3 Month Term SOFR + 2.75%), 03/26/32 (j)	148	148
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 09/26/31 (j)	31	31
MajorDrive Holdings IV LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 05/12/28 (j) (r)	10	9
Term Loan B, 7.93%, (3 Month Term SOFR + 4.00%), 05/12/28 (j)	152	138
Maximus, Inc.
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 05/21/31 (j)	44	44
Modena Buyer LLC
Term Loan, 7.92%, (3 Month Term SOFR + 4.25%), 04/03/31 (j)	355	318
ModivCare Buyer LLC
Takeback Term Loan, 8.69%, (3 Month Term SOFR + 5.00%), 12/01/30 (j)	27	25
MRP Buyer LLC
Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 05/22/32 (j) (r)	5	5
Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 05/22/32 (j) (r)	9	9
Delayed Draw Term Loan, 6.92%, (3 Month Term SOFR + 3.25%), 05/22/32 (j)	6	6
Term Loan, 6.92%, (3 Month Term SOFR + 3.25%), 05/22/32 (j)	79	79
MV Holding GmbH
2025 USD Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 02/19/32 (j)	79	79
Nielsen Consumer Inc.
2025 USD 1st Lien Term Loan, 5.92%, (1 Month Term SOFR + 2.50%), 10/04/30 (j)	84	83
Nuvei Technologies Corp.
2025 Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 11/17/31 (j)	143	141
OMNIA Partners LLC
2024 Term Loan B, 6.43%, (3 Month Term SOFR + 2.75%), 07/25/30 (j)	226	226
OneSky Flight, LLC
2026 Term Loan B, 6.43%, (1 Month Term SOFR + 2.75%), 02/04/33 (j)	65	65
Optiv Security, Inc.
2023 Term Loan, 8.92%, (3 Month Term SOFR + 5.25%), 08/17/26 (j)	137	90
Osmose Utilities Services, Inc.
Term Loan, 7.04%, (1 Month Term SOFR + 3.25%), 06/18/28 (j)	109	107
Parexel International Corporation
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 12/09/31 (j)	304	303
Park River Holdings Inc
2025 Term Loan, 8.16%, (3 Month Term SOFR + 4.50%), 09/24/32 (j)	110	107
PHRG Intermediate LLC
2025 Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 02/13/32 (j)	189	187
Pinnacle Buyer LLC
Delayed Draw Term Loan, 0.00%, (SOFR + 2.50%), 09/11/32 (j) (r)	18	18
Term Loan, 6.16%, (3 Month Term SOFR + 2.50%), 09/11/32 (j)	92	92
PRA Health Sciences, Inc.
2024 US Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 07/03/28 (j)	22	22
QuidelOrtho Corporation
Term Loan, 0.00%, (SOFR + 2.25%), 08/21/30 - 12/31/49 (j) (r)	65	62
Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 08/13/32 (j)	214	213
Quikrete Holdings, Inc.
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 01/30/32 (j)	213	212
Roper Industrial Products Investment Company LLC
2026 USD Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 11/22/29 (j)	103	103
Sabert Corporation
2024 Term Loan B, 6.79%, (1 Month Term SOFR + 3.00%), 12/10/26 (j)	119	119
SAKS Global Enterprises LLC
DIP First Out Interim Delayed Draw Term Loan, 14.68%, (1 Month Term SOFR + 11.00%), 07/07/26 (j)	—	—
SGH2 LLC
2025 USD Term Loan B, 8.17%, (3 Month Term SOFR + 4.50%), 07/16/32 (j)	65	63
Shift4 Payments, LLC
2025 Repriced Term Loan B, 5.65%, (3 Month Term SOFR + 2.00%), 06/30/32 (j)	25	25
Sk Neptune Husky Finance S.A.R.L
Term Loan, 0.00%, (Prime Rate + 9.00%), 04/30/33 (h) (i) (j)	6	1
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 12/04/31 (j)	258	256
Superannuation and Investments US LLC
2026 Term Loan, 6.17%, (1 Month Term SOFR + 2.50%), 12/01/28 (j)	76	76
Tiger Acquisition, LLC
2025 Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 08/14/32 (j)	99	100
TK Elevator Midco GmbH
2025 USD Term Loan B, 6.38%, (6 Month Term SOFR + 2.75%), 04/30/30 (j)	160	160
Term Loan, 0.00%, (SOFR + 2.75%), 12/31/49 (j) (r)	95	95
TKC Holdings, Inc.
2026 Term Loan, 8.18%, (1 Month Term SOFR + 4.50%), 08/17/30 (j)	85	84
TransDigm, Inc.
2025 Term Loan K, 5.92%, (1 Month Term SOFR + 2.25%), 03/22/30 (j)	716	716
2024 Term Loan L, 6.17%, (1 Month Term SOFR + 2.50%), 09/05/32 (j)	44	44
2026 Term Loan N, 6.16%, (3 Month Term SOFR + 2.50%), 02/13/33 (j)	70	70
Traverse Midstream Partners LLC
2017 Term Loan, 6.17%, (3 Month Term SOFR + 2.50%), 02/16/28 (j)	59	59
United Airlines, Inc.
2026 Term Loan B, 5.43%, (1 Month Term SOFR + 1.75%), 02/22/31 (j)	156	156
US Fertility Enterprises LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 3.50%), 12/11/32 (j) (r)	7	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2025 Term Loan, 7.15%, (3 Month Term SOFR + 3.50%), 12/11/32 (j)	43	43
Van Pool Transportation LLC
2026 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 08/06/30 (j) (r)	3	3
2026 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 08/06/30 (j)	1	1
2026 Term Loan, 6.41%, (3 Month Term SOFR + 2.75%), 08/06/30 (j)	71	71
VistaJet Malta Finance P.L.C.
2025 Term Loan B, 7.41%, (3 Month Term SOFR + 3.75%), 03/27/31 (j)	149	147
VM Consolidated, Inc.
2025 Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 10/03/32 (j)	121	121
VSE Corporation
Term Loan, 0.00%, (SOFR + 2.00%), 03/17/33 (j) (r)	85	85
Wash Multifamily Parent Inc
Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/07/32 (j)	75	75
WEC US Holdings Ltd.
2024 Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 01/20/31 (j)	303	302
White Cap Buyer LLC
2026 Incremental Term Loan B, 7.17%, (3 Month Term SOFR + 3.50%), 02/04/33 (j)	80	76
Worldwide Express Operations, LLC
2024 Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 07/26/28 (j)	137	137
		19,560
Consumer Discretionary 0.9%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 5.42%, (1 Month Term SOFR + 1.75%), 09/23/30 (j)	57	56
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 12/21/28 (j) (r)	25	25
2024 1st Lien Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 12/21/28 (j)	728	726
Allison Transmission, Inc.
2025 Incremental Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 11/06/32 (j)	45	45
American Axle and Manufacturing, Inc.
2025 Incremental Term Loan C, 7.01%, (3 Month Term SOFR + 3.25%), 02/24/32 (j)	74	74
American Trailer World Corp.
Term Loan B, 7.52%, (1 Month Term SOFR + 3.75%), 02/17/28 (j)	177	149
Apro, LLC
2024 Term Loan B, 7.43%, (1 Month Term SOFR + 3.75%), 06/26/31 (j)	133	133
Aramark Services, Inc.
2025 Repriced Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 04/06/28 (j)	85	85
2025 Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 06/22/30 (j)	110	110
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 05/09/31 (j)	98	98
Avis Budget Car Rental, LLC
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 07/10/32 (j)	74	73
Belron Finance 2019 LLC
2026 Repriced Term Loan B, 5.66%, (3 Month Term SOFR + 2.00%), 10/16/31 (j)	216	216
BJ's Wholesale Club, Inc.
2023 Term Loan B, 5.41%, (3 Month Term SOFR + 1.75%), 02/03/29 (j)	79	79
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 5.92%, (1 Month Term SOFR + 2.25%), 12/13/29 (j)	126	126
2024 Term Loan B4, 5.92%, (1 Month Term SOFR + 2.25%), 01/22/31 (j)	13	13
Byju's Alpha, Inc.
2024 DIP New Money Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 04/03/26 (j) (l) (r)	1	1
2024 DIP New Money Term Loan, 11.67%, (1 Month Term SOFR + 8.00%), 04/03/26 (j) (l)	1	1
2025 2nd Amendment New Money DIP Term Loan, 11.67%, (3 Month Term SOFR + 8.00%), 04/09/26 (j) (l)	4	4
2024 Bridge Term Loan, 11.67%, (3 Month Term SOFR + 8.00%), 04/24/26 (j) (l)	1	1
2024 Prepetition Reimbursement New Money Term Loan, 11.67%, (3 Month Term SOFR + 8.00%), 04/24/26 (j) (l)	4	4
Term Loan B, 0.00%, (LIBOR + 5.50%), 11/05/26 (h) (i) (j)	158	9
Term Loan, 0.00%, 03/23/33 (j) (r)	5	3
Caesars Entertainment Inc.
Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 01/25/30 (j)	539	523
2024 Term Loan B1, 5.92%, (1 Month Term SOFR + 2.25%), 01/24/31 (j)	54	52
Clarios Global LP
2024 USD Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/06/30 (j)	212	211
2025 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 01/14/32 (j)	85	84
CWGS Group, LLC
2021 Term Loan B, 6.29%, (1 Month Term SOFR + 2.50%), 05/25/28 (j)	124	119
EG America LLC
2026 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 01/30/31 (j)	440	440
Empire Today, LLC
2024 2nd Out Term Loan, 8.93%, (3 Month Term SOFR + 5.00%), 08/03/29 (j) (l)	49	—
2024 1st Out Term Loan B, 9.43%, (3 Month Term SOFR + 5.50%), 08/03/29 (j)	8	3
2024 UnSub FLFO Term Loan A, 9.43%, (3 Month Term SOFR + 5.50%), 08/30/29 (j)	15	7
Fertitta Entertainment, LLC
2022 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 01/13/29 (j) (p)	1,036	1,014
Flynn Restaurant Group LP
2025 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 01/17/32 (j) (r)	45	44
2025 Incremental Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 01/17/32 (j)	186	183
Fugue Finance B.V.
2026 USD Term Loan B, 5.92%, (SOFR + 2.25%), 01/09/32 (j)	132	130
GEN II Fund Services LLC
2024 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 11/19/31 (j)	109	107
Golden Entertainment, Inc.
2023 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 05/18/30 (j)	169	169
Great Outdoors Group, LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 01/20/32 (j)	1,958	1,952
GVC Holdings (Gibraltar) Limited
2025 Term Loan B6 (2029), 5.95%, (3 Month Term SOFR + 2.25%), 10/31/29 (j)	150	150
2025 Term Loan B5 (2032), 5.95%, (3 Month Term SOFR + 2.25%), 07/30/32 (j)	81	81
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 05/20/28 (j)	376	376
HNI Corp
Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 11/19/32 (j)	55	55
Hunter Douglas Inc.
2025 USD Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 01/14/32 (j)	468	465
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 04/26/30 (j)	229	225
Lippert Colipper
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 03/25/32 (j)	84	84

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 03/17/31 (j)	165	164
Michaels Companies, Inc. (The)
2026 Term Loan B, 8.67%, (3 Month Term SOFR + 5.00%), 03/02/33 (j)	40	39
Needle Holdings LLC
2024 Exit Term Loan, 0.00%, (Prime Rate + 8.50%), 04/30/28 (h) (i) (j) (l)	1	1
Openlane Inc
Term Loan B, 6.14%, (3 Month Term SOFR + 2.50%), 10/01/32 (j)	30	30
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 9.92%, (1 Month Term SOFR + 6.25%), 09/03/29 (j)	99	70
2019 Term Loan B, 9.92%, (1 Month Term SOFR + 6.25%), 09/03/29 (j)	—	—
PCI Gaming Authority
Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 05/15/26 (j)	57	57
Peer Holding III B.V.
2025 USD Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 09/29/32 (j)	90	89
Pye-Barker Fire & Safety, LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 2.50%), 12/10/32 (j) (r)	11	11
2025 Term Loan, 6.20%, (3 Month Term SOFR + 2.50%), 12/10/32 (j)	74	74
Restoration Hardware, Inc.
Term Loan B, 6.29%, (1 Month Term SOFR + 2.50%), 10/15/28 (j)	126	122
2022 Incremental Term Loan, 7.02%, (1 Month Term SOFR + 3.25%), 10/20/28 (j)	109	108
RVR Dealership Holdings, LLC
2026 Term Loan B, 8.18%, (1 Month Term SOFR + 4.50%), 02/09/33 (j)	160	154
SAKS Global Enterprises LLC
DIP 2nd Out Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 12.50%), 07/15/26 (j)	18	5
DIP 3rd Out Term Loan, 13.68%, (1 Month Term SOFR + 10.00%), 07/15/26 (j)	41	4
DIP Second Out Roll-Up DDTL, 16.17%, (3 Month Term SOFR + 12.50%), 07/15/26 (j)	17	5
Somnigroup International Inc
Term Loan B, 5.91%, (SOFR + 2.25%), 10/24/31 (j)	172	172
Spin Holdco Inc.
2026 First Lien Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 09/04/30 (j) (r)	50	39
2026 First Lien Second Out Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 09/04/30 (j)	1,149	899
2026 First Lien First Out Term Loan, 9.10%, (3 Month Term SOFR + 5.43%), 09/30/30 (j)	111	113
Splat Super Holdco, LLC
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/24/32 (j) (r)	8	8
2025 Term Loan, 8.67%, (1 Month Term SOFR + 5.00%), 06/24/32 (j)	197	177
Station Casinos LLC
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 03/07/31 (j)	146	146
Sweetwater Borrower, LLC
2026 Term Loan B, 7.66%, (1 Month Term SOFR + 4.00%), 02/17/33 (j)	162	161
TGP Holdings III, LLC
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 06/24/28 (j) (r)	8	7
2021 Term Loan, 7.02%, (1 Month Term SOFR + 3.25%), 06/24/28 (j)	150	129
Tory Burch LLC
Term Loan B, 7.04%, (1 Month Term SOFR + 3.25%), 04/14/28 (j)	176	176
Varsity Brands, Inc.
2025 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 08/26/31 (j) (r)	35	35
2025 1st Lien Term Loan, 6.67%, (3 Month Term SOFR + 3.00%), 08/26/31 (j)	189	188
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 01/30/31 (j)	83	82
Weber-Stephen Products LLC
2025 Term Loan B, 0.00%, (SOFR + 3.75%), 09/17/32 (j) (r)	10	10
2025 Term Loan B, 7.47%, (3 Month Term SOFR + 3.75%), 09/17/32 (j)	255	249
WH Borrower, LLC
2025 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 02/12/32 (j)	483	482
Term Loan, 0.00%, (SOFR + 4.50%), 12/31/49 (j) (r)	75	75
Whatabrands LLC
2024 1st Lien Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 08/03/28 (j)	136	136
		12,722
Information Technology 0.7%
Ahead DB Holdings, LLC
2024 Term Loan B4, 6.17%, (3 Month Term SOFR + 2.50%), 01/24/31 (j)	113	112
Applied Systems, Inc.
2024 1st Lien Term Loan, 5.92%, (1 Month Term SOFR + 2.25%), 02/07/31 (j)	299	293
Ascend Learning, LLC
2025 Repriced Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 12/11/28 (j)	248	242
Athenahealth Group, Inc.
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 01/27/29 (j) (r)	50	49
2022 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 01/27/29 (j)	374	367
AZZ Inc.
Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 05/06/29 (j)	65	65
CACI International, Inc.
Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 10/16/31 (j)	79	79
2026 Incremental Term Loan B2, 5.42%, (1 Month Term SOFR + 1.75%), 02/26/33 (j)	35	35
Central Parent Inc.
2024 Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 07/06/29 (j)	104	74
Chamberlain Group Inc
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 07/22/32 (j)	118	117
Cloud Software Group, Inc.
2025 Term Loan B (2031), 6.92%, (3 Month Term SOFR + 3.25%), 03/24/31 (j)	234	213
2025 Term Loan B (2032), 6.92%, (3 Month Term SOFR + 3.25%), 08/07/32 (j)	269	245
CompoSecure Holdings LLC
Term Loan, 5.93%, (1 Month Term SOFR + 2.25%), 01/07/33 (j)	155	154
CoorsTek Inc
Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 10/10/32 (j)	75	75
Cyberswift US Finco, LLC
Term Loan B, 7.65%, (3 Month Term SOFR + 4.00%), 09/22/32 (j)	45	44
Dayforce, Inc.
2026 Term Loan, 6.66%, (3 Month Term SOFR + 3.00%), 10/07/32 (j)	440	416
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 10.67%, (1 Month Term SOFR + 7.00%), 02/16/29 (j)	165	125
Dragon Buyer, Inc
Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 09/24/31 (j)	—	—
ECL Entertainment, LLC
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 08/30/30 (j)	69	68
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 6.17%, (1 Month Term SOFR + 2.75%), 10/29/29 (j)	160	155
EP Purchaser, LLC
2021 Term Loan B, 7.29%, (3 Month Term SOFR + 3.50%), 11/06/28 (j)	20	12

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Epicor Software Corporation
2024 Term Loan F, 6.17%, (1 Month Term SOFR + 2.50%), 05/23/31 (j)	216	211
Gen Digital Inc.
2024 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 01/28/29 (j)	302	299
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 01/23/32 (j)	94	90
Go Daddy Operating Company, LLC
2024 Term Loan B8, 5.42%, (1 Month Term SOFR + 1.75%), 11/09/29 (j)	130	128
2024 Term Loan B7, 5.42%, (1 Month Term SOFR + 1.75%), 05/21/31 (j)	79	77
GTT Communications, Inc.
2025 Fixed Holdco Term Loan, 14.00%, (PIK + 14.00%), 07/15/31 (j)	36	29
Kaseya Inc.
2025 1st Lien Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 03/05/32 (j)	318	296
2025 2nd Lien Term Loan B, 8.67%, (1 Month Term SOFR + 5.00%), 03/07/33 (j)	155	123
KnowBe4, Inc.
2025 Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 07/21/32 (j)	209	186
MH Sub I, LLC
2023 Term Loan, 7.92%, (1 Month Term SOFR + 4.25%), 04/13/28 (j)	346	297
2021 2nd Lien Term Loan, 9.92%, (1 Month Term SOFR + 6.25%), 02/12/29 (j)	100	66
2024 Term Loan B4, 7.92%, (1 Month Term SOFR + 4.25%), 12/11/31 (j)	404	267
Mitchell International, Inc.
2026 Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 06/17/31 (j)	143	136
Term Loan, 0.00%, (SOFR + 3.00%), 12/31/49 (j) (r)	30	29
MKS Instruments, Inc.
2026 USD Term Loan B, 5.41%, (1 Month Term SOFR + 1.75%), 01/27/33 (j)	60	60
NCR Atleos LLC
2025 Term Loan B, 6.69%, (3 Month Term SOFR + 3.00%), 04/16/29 (j)	81	81
Open Text Corporation
2023 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 01/31/30 (j)	1	1
Peraton Corp.
Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 02/22/28 (j) (r)	25	21
Term Loan B, 7.52%, (3 Month Term SOFR + 3.75%), 02/22/28 (j)	587	500
2nd Lien Term Loan B1, 0.00%, (3 Month Term SOFR + 7.75%), 02/01/29 (j) (r)	10	7
2nd Lien Term Loan B1, 11.52%, (3 Month Term SOFR + 7.75%), 02/01/29 (j)	50	36
Ping Identity Corporation
2025 Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 10/31/32 (j)	85	84
Polaris Newco LLC
USD Term Loan B, 7.68%, (3 Month Term SOFR + 4.00%), 06/03/28 (j)	719	631
Priority Holdings, LLC
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.75%), 07/22/32 (j)	56	55
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 10/28/30 (j)	111	84
2025 2nd Lien Incremental Term Loan, 8.67%, (3 Month Term SOFR + 5.00%), 11/22/32 (j)	110	64
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 6.42%, (3 Month Term SOFR + 2.75%), 07/02/31 (j)	113	108
Proofpoint, Inc.
2025 Repriced Term Loan, 6.67%, (3 Month Term SOFR + 3.00%), 08/31/28 (j)	348	336
Qnity Electronics Inc
Term Loan B, 5.70%, (6 Month Term SOFR + 2.00%), 08/11/32 (j)	155	154
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 6.54%, (1 Month Term SOFR + 2.75%), 03/15/28 (j)	270	125
2024 First Lien First Out Term Loan, 10.04%, (1 Month Term SOFR + 6.25%), 05/15/28 (j)	63	62
RealPage, Inc
1st Lien Term Loan, 6.93%, (3 Month Term SOFR + 3.00%), 02/18/28 (j)	—	—
Red Planet Borrower, LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 08/07/32 (j)	269	263
Renaissance Holding Corp.
2024 1st Lien Term Loan, 7.67%, (3 Month Term SOFR + 4.00%), 04/05/30 (j)	314	222
Resilience Parent LLC
1st Lien Term Loan, 6.13%, (3 Month Term SOFR + 2.50%), 01/21/33 (j)	105	104
SonarSource Financing LLC
Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 12/17/30 (j)	85	78
Sovos Compliance, LLC
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 08/13/29 (j) (r)	70	66
2025 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/13/29 (j)	92	88
SS&C Technologies Inc.
2024 Term Loan B8, 5.67%, (1 Month Term SOFR + 2.00%), 05/09/31 (j)	210	210
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 10/11/31 (j)	104	103
TTM Technologies, Inc.
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 05/23/30 (j)	102	102
UKG Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 01/30/31 (j) (r)	25	24
2024 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 01/30/31 (j)	579	553
VS Buyer, LLC
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 04/12/31 (j)	183	179
Zelis Payments Buyer, Inc.
Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 09/28/29 (j)	157	152
5th Amendment Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 10/24/31 (j) (r)	25	24
5th Amendment Term Loan, 6.92%, (1 Month Term SOFR + 3.25%), 10/24/31 (j)	208	201
		9,952
Communication Services 0.6%
19th Holdings Golf, LLC
2022 Term Loan B, 7.02%, (1 Month Term SOFR + 3.25%), 01/27/29 (j)	185	185
Academy, Ltd.
2021 Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 11/05/27 (j)	54	54
Allen Media, LLC
2021 Term Loan B, 9.35%, (3 Month Term SOFR + 5.50%), 02/10/27 (j) (p)	341	212
Altice Financing SA
2022 USD Term Loan, 8.67%, (3 Month Term SOFR + 5.00%), 10/31/27 (j)	5	4
Altice France S.A.
2025 USD Term Loan B13, 9.05%, (3 Month Term SOFR + 5.38%), 05/14/29 (j)	15	15
2025 USD Term Loan B14, 10.55%, (3 Month Term SOFR + 6.88%), 05/31/31 (j)	868	869
AP Core Holdings II, LLC
Amortization Term Loan B1, 9.43%, (3 Month Term SOFR + 5.50%), 07/21/27 (j)	80	78
High-Yield Term Loan B2, 9.43%, (3 Month Term SOFR + 5.50%), 07/21/27 (j)	210	204
Arcis Golf LLC
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 11/24/28 (j)	75	75

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.02%, (3 Month Term SOFR + 5.09%), 09/30/26 (j)	341	197
2024 Incremental Second Out Term Loan, 11.43%, (3 Month Term SOFR + 7.50%), 09/30/26 (j) (l)	9	9
2025 5th Amendment Incremental Bridge Loan, 13.94%, (3 Month Term SOFR + 10.00%), 09/30/26 (j)	103	107
2024 Bridge Term Loan, 13.95%, (3 Month Term SOFR + 10.00%), 09/30/26 (j)	14	14
BetClic Everest Group
Term Loan, 0.00%, (SOFR + 2.75%), 12/09/31 (j) (r)	45	45
Charter Communications Operating, LLC
2024 Term Loan B5, 5.91%, (3 Month Term SOFR + 2.25%), 11/21/31 (j)	276	276
Ciena Corporation
2025 Repriced Term Loan B, 5.43%, (1 Month Term SOFR + 1.75%), 10/24/30 (j)	44	44
City Football Group Limited
2024 Term Loan, 0.00%, (3 Month Term SOFR + 3.50%), 07/21/30 (j) (r)	25	25
2024 Term Loan, 6.93%, (3 Month Term SOFR + 3.50%), 07/21/30 (j)	336	335
CMG Media Corporation
2024 Term Loan, 7.27%, (3 Month Term SOFR + 3.50%), 06/18/29 (j)	380	355
Coherent Corp
2025 Term Loan B2, 5.42%, (1 Month Term SOFR + 1.75%), 07/02/29 (j)	111	111
Connect Holding II LLC
Delayed Draw Term Loan, 7.93%, (1 Month Term SOFR + 4.25%), 04/03/31 (j)	20	19
Delayed Draw Term Loan, 7.93%, (1 Month Term SOFR + 4.25%), 04/03/31 (j)	190	176
PIK Term Loan B, 8.67%, (1 Month Term SOFR + 5.75%), 10/03/31 (j)	28	22
Coral-US Co-Borrower, LLC
2025 Term Loan B7, 6.92%, (3 Month Term SOFR + 3.25%), 01/24/32 (j)	85	83
Crown Finance US, Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 4.50%), 10/31/31 (j) (r)	25	25
2025 Term Loan B, 8.17%, (1 Month Term SOFR + 4.50%), 12/02/31 (j)	411	406
Dave & Buster's, Inc.
2024 Term Loan B, 6.94%, (3 Month Term SOFR + 3.25%), 06/29/29 (j)	130	113
2024 1st Lien Term Loan B, 6.94%, (3 Month Term SOFR + 3.25%), 09/26/31 (j)	149	123
Dotdash Meredith Inc
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 06/05/32 (j)	110	103
Flutter Financing B.V.
2024 Term Loan B, 5.42%, (3 Month Term SOFR + 1.75%), 11/30/30 (j)	164	162
2025 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 05/22/32 (j)	114	113
Herschend Entertainment Company, LLC
2026 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/27/32 (j)	65	65
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 09/16/32 (j)	119	108
Level 3 Financing Inc.
2025 Repriced Term Loan B4, 6.92%, (1 Month Term SOFR + 3.25%), 03/29/32 (j)	325	325
Life Time Fitness Inc
2025 Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 11/05/31 (j)	153	153
Light and Wonder International, Inc.
2026 Term Loan B, 7.75%, (Prime Rate + 1.00%), 04/16/29 (j)	183	183
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 10/19/32 (j)	45	45
Neptune BidCo US Inc
2026 USD Term Loan B, 0.00%, (3 Month Term SOFR + 5.00%), 01/28/33 (j) (r)	55	52
Neptune BidCo US Inc.
2026 USD Term Loan B, 8.76%, (3 Month Term SOFR + 5.00%), 01/28/33 (j)	780	743
Nexstar Media Group, Inc.
Term Loan, 0.00%, (SOFR + 2.75%), 12/31/49 (j) (r)	215	212
Oak-Eagle AcquireCo Inc.
Term Loan, 0.00%, (SOFR + 3.50%), 03/23/33 (j) (r)	500	497
Recess Holdings, Inc.
2025 Repriced Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 02/21/30 (j)	98	98
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR +9.05%), 09/30/26 (j) (l) (p) (r)	193	—
Sinclair Television Group Inc.
2025 Term Loan B6, 7.09%, (1 Month Term SOFR + 3.30%), 12/31/29 (j)	10	9
2025 Term Loan B7, 7.87%, (1 Month Term SOFR + 4.10%), 12/31/30 (j)	112	100
TKO Worldwide Holdings, LLC
2025 Term Loan, 5.66%, (3 Month Term SOFR + 2.00%), 11/21/31 (j)	139	139
Townsquare Media, Inc.
2025 Term Loan, 8.59%, (3 Month Term SOFR + 5.00%), 01/17/31 (j)	44	32
TripAdvisor Inc
Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 07/01/31 (j)	79	75
Univision Communications Inc.
2022 Term Loan B, 7.04%, (1 Month Term SOFR + 3.25%), 05/06/28 (j)	309	304
2024 Term Loan B, 7.29%, (1 Month Term SOFR + 3.50%), 01/31/29 (j)	99	98
2022 First Lien Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 06/10/29 (j)	58	57
Versant Media Group Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 10/24/30 (j) (r)	25	25
Term Loan B, 7.16%, (3 Month Term SOFR + 3.50%), 10/24/30 (j)	205	205
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.05%, (SOFR + 3.17%), 03/06/31 (j)	40	36
Windstream Services, LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 09/24/32 (j)	150	150
		8,270
Financials 0.5%
Acrisure, LLC
2024 1st Lien Term Loan B6, 0.00%, (1 Month Term SOFR + 3.00%), 11/06/30 (j) (r)	30	29
2024 1st Lien Term Loan B6, 6.67%, (1 Month Term SOFR + 3.00%), 11/06/30 (j)	836	809
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 06/07/32 (j) (r)	15	15
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 06/07/32 (j)	343	332
Alera Group, Inc.
2026 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 05/30/32 (j)	104	101
Alliant Holdings Intermediate, LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 09/19/31 (j) (r)	5	5
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 09/19/31 (j)	40	40
AmWINS Group, Inc.
2026 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 01/30/32 (j)	152	151
Asurion LLC
2021 Second Lien Term Loan B4, 9.04%, (1 Month Term SOFR + 5.25%), 01/15/29 (j)	171	169
2024 Term Loan B12, 7.92%, (1 Month Term SOFR + 4.25%), 09/12/30 (j)	887	877

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2025 Term Loan B13, 7.92%, (1 Month Term SOFR + 4.25%), 09/19/30 (j)	169	167
2026 Term Loan B14, 0.00%, (3 Month Term SOFR + 3.75%), 02/13/33 (j) (r)	35	34
2026 Term Loan B14, 7.41%, (3 Month Term SOFR + 3.75%), 02/13/33 (j)	573	553
Azorra Soar TLB Finance Ltd.
2026 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 10/18/29 (j)	104	104
Boots Group Bidco Ltd.
USD Term Loan, 6.92%, (3 Month Term SOFR + 3.50%), 07/22/32 (j)	75	75
Broadstreet Partners, Inc.
2024 Term Loan B4, 6.17%, (1 Month Term SOFR + 2.75%), 05/10/31 (j)	188	183
CFC Bidco 2022 Ltd.
Term Loan B, 7.16%, (3 Month Term SOFR + 3.75%), 05/30/32 (j)	100	95
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 7.92%, (1 Month Term SOFR + 4.25%), 02/11/28 (j)	166	165
Citadel Securities LP
2024 First Lien Term Loan, 5.67%, (3 Month Term SOFR + 2.00%), 10/31/31 (j)	212	212
Cotiviti Corporation
2024 Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 02/21/31 (j)	170	156
2024 Fixed Term Loan B, 7.63%, 02/21/31	55	51
2025 2nd Amendment Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 02/16/32 (j)	69	64
HUB International Limited
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 06/20/30 (j) (r)	25	25
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 06/20/30 (j)	524	523
Jane Street Group, LLC
2024 Term Loan B1, 0.00%, (3 Month Term SOFR + 2.00%), 12/10/31 (j) (r)	25	25
2024 Term Loan B1, 5.67%, (3 Month Term SOFR + 2.00%), 12/10/31 (j)	380	372
NEXUS Buyer LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 07/31/31 (j)	219	210
2025 Incremental Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 07/31/31 (j)	50	48
2025 2nd Lien Term Loan B, 9.42%, (1 Month Term SOFR + 5.75%), 01/30/32 (j)	65	63
Novae LLC
1st Lien Term Loan, 8.85%, (3 Month Term SOFR + 5.00%), 01/19/29 (j) (p)	123	109
Orion US Finco Inc.
1st Lien Term Loan, 7.15%, (3 Month Term SOFR + 3.50%), 05/21/32 (j)	80	79
Ryan Specialty Group, LLC
2024 USD Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 09/11/31 (j)	151	151
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 02/16/28 (j)	142	139
St. George Warehousing & Trucking Co. of CA, Inc.
2026 Interim New Money DIP Delayed Draw Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/07/26 (j) (l)	30	30
2026 FLFO DIP Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/13/26 (j) (l)	24	24
2026 FLSO DIP Term Loan, 8.00%, (3 Month Term SOFR + 8.00%), 07/13/26 (j) (l)	2	2
2024 Second Out Term Loan, 11.30%, (3 Month Term SOFR + 7.50%), 10/03/29 (j) (l)	72	1
2024 UnSub FLFO, 12.05%, (3 Month Term SOFR + 8.25%), 10/07/29 (j) (l)	11	11
Trans Union, LLC
2024 Term Loan B8, 5.42%, (1 Month Term SOFR + 1.75%), 06/06/31 (j)	48	48
2024 Term Loan B9, 5.42%, (1 Month Term SOFR + 1.75%), 06/24/31 (j)	166	165
Truist Insurance Holdings LLC
2024 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 05/06/31 (j)	243	239
USI, Inc.
2024 Term Loan D, 5.92%, (3 Month Term SOFR + 2.25%), 11/23/29 (j)	129	128
2024 Term Loan C, 5.92%, (3 Month Term SOFR + 2.25%), 09/27/30 (j)	29	29
		6,808
Materials 0.4%
American Consolidated Natural Resources, Inc.
2024 2nd Lien Term Loan, 13.00%, 12/11/29	39	39
American Rock Salt Company LLC
2021 Term Loan, 7.79%, (1 Month Term SOFR + 4.00%), 06/04/28 (j)	34	31
2024 First Out Term Loan, 10.79%, (1 Month Term SOFR + 7.00%), 06/09/28 (j)	—	—
Aruba Investments Holdings, LLC
2020 USD Term Loan, 7.77%, (3 Month Term SOFR + 4.00%), 10/28/27 (j)	127	121
2020 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 7.75%), 10/28/28 (j) (r)	30	27
2020 2nd Lien Term Loan, 11.52%, (3 Month Term SOFR + 7.75%), 10/28/28 (j)	155	139
Bakelite US Holdco, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 12/16/31 (j) (r)	30	29
2024 Term Loan B, 7.42%, (3 Month Term SOFR + 3.75%), 12/16/31 (j)	153	148
Berlin Packaging LLC
2025 Term Loan B7, 6.91%, (3 Month Term SOFR + 3.25%), 06/07/31 (j)	223	214
Charter NEX US, Inc.
2025 Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.75%), 11/29/30 (j)	157	156
Chemours Company (The)
2025 USD Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 09/30/32 (j)	209	208
Consolidated Energy Finance, S.A.
2024 Term Loan B, 8.20%, (6 Month Term SOFR + 4.50%), 11/07/30 (j)	252	241
2026 Incremental Term Loan, 8.42%, (3 Month Term SOFR + 4.75%), 11/18/30 (j)	110	105
Derby Buyer LLC
2024 Repriced Term Loan B, 6.68%, (1 Month Term SOFR + 3.00%), 11/01/30 (j)	98	98
Discovery Purchaser Corporation
Term Loan, 0.00%, (3 Month Term SOFR + 4.38%), 08/04/29 (j) (r)	35	34
Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 08/04/29 (j)	520	511
Graham Packaging Company Inc.
2026 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 01/14/33 (j)	85	84
Hexion Holdings Corporation
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 03/15/29 (j) (r)	15	14
2024 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 03/15/29 (j)	399	381
2022 USD 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 7.44%), 02/09/30 (j) (r)	30	28
2022 USD 2nd Lien Term Loan, 11.21%, (1 Month Term SOFR + 7.44%), 02/09/30 (j)	22	21
Klockner-Pentaplast of America, Inc.
2026 USD Term Loan, 10.67%, (3 Month Term SOFR + 5.00%), 01/30/31 (j)	94	76
Lonza Group AG
USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.92%), 04/29/28 (j) (r)	60	52
USD Term Loan B, 7.70%, (3 Month Term SOFR + 3.92%), 04/29/28 (j)	405	352
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 0.00%, (SOFR + 7.00%), 10/22/28 (h) (i) (j)	58	1
M2S Group Holdings Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 08/21/31 (j) (r)	5	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 08/21/31 (j)	328	319
Mativ Holdings Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 03/26/33 (j) (l) (r)	195	187
Natgasoline LLC
2025 Term Loan B, 9.17%, (3 Month Term SOFR + 5.50%), 03/25/30 (j)	171	172
New Arclin U.S. Holding Corp.
2021 Term Loan, 7.27%, (1 Month Term SOFR + 3.50%), 09/22/28 (j)	150	148
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.04%, (6 Month Term SOFR + 3.25%), 04/03/28 (j)	137	134
Proampac PG Borrower LLC
2026 USD Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 02/20/33 (j)	120	116
SCIH Salt Holdings Inc.
2025 Repriced Term Loan B, 6.35%, (3 Month Term SOFR + 2.75%), 01/31/29 (j)	—	—
Solstice Advanced Materials Inc
Term Loan B, 5.42%, (3 Month Term SOFR + 1.75%), 09/16/32 (j)	75	75
Spa Holdings 3 Oy
USD Term Loan B, 7.93%, (3 Month Term SOFR + 4.00%), 03/18/28 (j)	90	89
2025 USD Term Loan B, 8.18%, (3 Month Term SOFR + 4.25%), 05/22/30 (j)	29	29
Staples, Inc.
2024 Term Loan B, 9.41%, (3 Month Term SOFR + 5.75%), 08/22/29 (j)	529	479
Stonepeak Bayou Holdings LP
Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 09/24/32 (j)	70	68
SupplyOne, Inc
2024 Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 03/27/31 (j)	34	34
TPC Group Inc.
2024 Term Loan B, 0.00%, (6 Month Term SOFR + 5.75%), 11/22/31 (j) (r)	5	5
2024 Term Loan B, 9.39%, (6 Month Term SOFR + 5.75%), 11/22/31 (j)	84	77
TricorBraun Holdings, Inc.
2021 Term Loan, 6.92%, (1 Month Term SOFR + 3.25%), 01/29/28 (j)	196	186
Tronox Finance LLC
2024 1st Lien Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 09/30/31 (j)	81	61
2024 1st Lien Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 09/30/31 (j)	63	48
USALCO, LLC
2025 Term Loan, 7.17%, (1 Month Term SOFR + 3.50%), 09/30/31 (j)	72	71
2025 Delayed Draw Term Loan, 7.18%, (1 Month Term SOFR + 3.50%), 09/30/31 (j)	7	7
W.R. Grace & Co.-Conn.
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 08/11/32 (j)	95	94
Windsor Holdings III, LLC
2025 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 08/01/30 (j)	156	153
Zekelman Industries, Inc.
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 01/24/31 (j)	84	84
		5,751
Health Care 0.4%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.07%, (3 Month Term SOFR + 4.25%), 02/01/29 (j)	97	49
Alkermes, Inc.
2026 Term Loan B, 6.42%, (1 Month Term SOFR + 2.75%), 01/28/31 (j)	50	50
Amneal Pharmaceuticals LLC
2026 Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 08/01/32 (j)	114	115
Aveanna Healthcare, LLC
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.75%), 09/11/32 (j)	45	45
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 01/15/31 (j)	199	199
Bausch Health Companies Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 6.25%), 09/25/30 (j) (r)	130	125
2025 Term Loan B, 9.92%, (1 Month Term SOFR + 6.25%), 09/25/30 (j)	929	895
Cano Health LLC
2025 PIK Initial Exchange Term Loan, 13.67%, (3 Month Term SOFR + 10.00%), 06/28/29 (j) (l)	100	70
CNT Holdings I Corp
2025 Term Loan, 6.17%, (3 Month Term SOFR + 2.25%), 11/08/32 (j)	138	138
DaVita, Inc.
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 05/09/31 (j)	139	139
Elanco Animal Health Incorporated
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 10/28/32 (j)	50	50
Embecta Corp
Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 01/27/29 (j)	114	114
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 04/23/31 (j)	162	161
ExamWorks BidCo Inc.
2026 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 11/01/35 (j)	82	82
Fitness International, LLC
2024 Term Loan B, 8.17%, (1 Month Term SOFR + 4.50%), 01/30/29 (j)	69	69
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/16/31 (j) (r)	3	3
2024 Delayed Draw Term Loan, 7.17%, (1 Month Term SOFR + 3.50%), 10/16/31 (j)	—	—
2024 Delayed Draw Term Loan, 7.17%, (1 Month Term SOFR + 3.50%), 10/16/31 (j)	5	5
2024 Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 10/16/31 (j)	70	70
Heartland Dental, LLC
2025 Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 07/31/32 (j) (r)	15	15
2025 Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 07/31/32 (j)	60	59
Help At Home, Inc.
2024 Term Loan B, 8.67%, (1 Month Term SOFR + 5.00%), 09/20/31 (j)	227	193
Hologic Inc
Term Loan, 0.00%, (SOFR + 2.25%), 12/31/49 (j) (r)	320	316
Insulet Corporation
2025 Term Loan, 5.67%, (1 Month Term SOFR + 2.00%), 08/04/31 (j)	191	192
Jazz Financing Lux S.a.r.l.
2024 1st Lien Term Loan B2, 5.92%, (1 Month Term SOFR + 2.25%), 05/05/28 (j)	240	241
Loire Finco Luxembourg S.a.r.l.
2025 USD Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 01/31/30 (j)	54	54
Lumexa Imaging, Inc.
Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 12/12/32 (j)	35	35
MED ParentCo LP
2025 Repriced Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 04/15/31 (j)	140	140
Medline Borrower, LP
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 10/23/28 (j)	73	73
National Mentor Holdings, Inc.
2025 1st Lien Term Loan B, 9.67%, (1 Month Term SOFR + 6.00%), 12/05/30 (j)	185	184
2025 Delayed Draw Term Loan, 9.71%, (3 Month Term SOFR + 6.00%), 12/05/30 (j)	79	79
2026 Term Loan B, 9.67%, (1 Month Term SOFR + 6.00%), 12/09/30 (j)	45	45

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Organon & Co
2024 USD Term Loan, 5.92%, (1 Month Term SOFR + 2.25%), 05/19/31 (j)	172	163
Phoenix Guarantor Inc
2024 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 02/21/31 (j)	103	103
Sotera Health Holdings, LLC
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/30/31 (j)	85	85
TEAM Services Holding Inc.
Term Loan, 0.00%, (SOFR + 5.25%), 12/31/49 (j) (r)	70	66
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 7.78%, (1 Month Term SOFR + 4.00%), 09/22/28 (j)	44	44
United FP Holdings, LLC
2019 1st Lien Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 12/30/26 (j)	656	628
2020 Incremental Term Loan, 12.43%, (3 Month Term SOFR + 8.50%), 12/30/26 (j)	53	51
		5,145
Consumer Staples 0.2%
Aspire Bakeries Holdings LLC
2025 Repriced Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 12/23/30 (j)	99	99
BIFM US Finance LLC
2025 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 05/31/28 (j)	108	108
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.29%, (1 Month Term SOFR + 3.50%), 03/17/28 (j)	120	120
C&S Wholesale Grocers Inc
Term Loan B, 8.67%, (3 Month Term SOFR + 5.00%), 08/05/30 (j)	224	219
Cardenas Markets, Inc.
2022 Term Loan, 10.52%, (3 Month Term SOFR + 6.75%), 07/20/29 (j)	208	159
Celsius Holdings, Inc
2025 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 04/01/32 (j)	85	85
Chobani, LLC
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 10/23/32 (j)	150	150
Del Monte Foods, Inc.
2025 PIK Roll-Up Term Loan, 13.28%, (1 Month Term SOFR + 9.60%), 06/01/26 (j) (l)	55	21
2025 PIK Roll-Up Term Loan, 13.28%, (1 Month Term SOFR + 9.60%), 06/01/26 (j) (l)	92	35
2024 First Out Term Loan, 0.00%, (3 Month Term SOFR + 8.00%), 08/31/28 (h) (i) (j)	47	22
2025 PIK Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 11/02/28 (h) (i) (j)	42	20
2024 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.25%), 02/15/29 (h) (i) (j)	276	8
Eagle Parent Corp.
2022 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 03/17/29 (j)	144	144
2025 Incremental Term Loan, 7.92%, (3 Month Term SOFR + 4.25%), 03/17/29 (j) (l)	213	212
Fiesta Purchaser, Inc.
2025 Repriced Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 02/12/31 (j)	153	148
Froneri Lux Finco Sarl
2024 USD Term Loan B4, 5.88%, (6 Month Term SOFR + 2.25%), 09/16/31 (j)	152	148
Golden State Food LLC
2026 Term Loan B, 7.17%, (3 Month Term SOFR + 3.50%), 12/04/31 (j)	79	79
JP Intermediate B, LLC
2025 Term Loan (2030), 10.67%, (3 Month Term SOFR + 7.00%), 09/30/30 (j) (l)	13	11
2025 Takeback Term Loan A, 9.17%, (3 Month Term SOFR + 5.50%), 03/31/31 (j) (l)	51	25
Naked Juice LLC
2025 FLSO Term Loan, 7.02%, (3 Month Term SOFR + 3.25%), 01/24/29 (j)	142	75
2025 FLFO Term Loan, 9.17%, (3 Month Term SOFR + 5.50%), 01/24/29 (j)	108	107
2025 FLTO Term Loan, 9.77%, (3 Month Term SOFR + 6.00%), 01/24/30 (j)	29	6
Newly Weds Foods Inc
Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 03/05/32 (j)	218	218
Nourish Buyer I Inc
2026 Repriced Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 07/09/32 (j)	155	155
Olaplex, Inc
2022 Term Loan, 7.27%, (3 Month Term SOFR + 3.50%), 02/17/29 (j)	33	33
Primary Products Finance LLC
2024 1st Lien Term Loan B, 6.90%, (3 Month Term SOFR + 3.25%), 04/01/29 (j)	117	116
Primo Brands Corporation
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 03/31/28 (j)	332	332
Term Loan, 0.00%, (SOFR + 2.75%), 03/19/31 (j) (r)	305	305
		3,160
Utilities 0.1%
Alpha Generation LLC
Term Loan B, 5.42%, (1 Month Term SOFR + 2.00%), 09/19/31 (j)	143	142
Cogentrix Finance Holdco I LLC
Repriced Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 02/26/32 (j)	69	69
Hamilton Projects Acquiror, LLC
2025 Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 05/30/31 (j)	59	59
Lightning Power LLC
Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 08/08/31 (j)	163	163
New Fortress Energy Inc
2025 Incremental Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 10/30/28 (j) (r)	140	78
2025 Incremental Term Loan B, 9.17%, (3 Month Term SOFR + 5.50%), 10/30/28 (j)	1,156	643
NRG Energy, Inc.
2024 Term Loan, 5.52%, (3 Month Term SOFR + 1.75%), 03/27/31 (j)	139	139
Talen Energy Supply, LLC
2024-1 Incremental Term Loan, 6.15%, (3 Month Term SOFR + 2.50%), 12/10/31 (j)	54	54
2025 Term Loan B, 5.67%, (3 Month Term SOFR + 2.00%), 10/09/32 (j)	111	111
Vistra Operations Company LLC
1st Lien Term Loan B3, 5.42%, (1 Month Term SOFR + 1.75%), 12/20/30 (j)	210	210
		1,668
Real Estate 0.0%
Brand Industrial Services Inc
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 08/01/30 (j) (r)	10	9
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 08/01/30 (j)	524	449
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan, 6.17%, (1 Month Term SOFR + 2.50%), 01/31/30 (j)	98	98
2025 Term Loan B3, 6.42%, (1 Month Term SOFR + 2.75%), 01/31/30 (j)	59	59
Greystar Real Estate Partners, LLC
2025 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 08/21/30 (j)	78	78
		693
Energy 0.0%
Canacol Energy Ltd.
Term Loan A, 0.00%, (3 Month Term SOFR + 13.00%), 06/30/26 (j) (l) (r)	3	3
Term Loan A, 16.67%, (3 Month Term SOFR + 13.00%), 06/30/26 (j) (l)	37	37
Delek US Holdings, Inc.
2022 Term Loan B, 7.27%, (1 Month Term SOFR + 3.50%), 11/10/29 (j)	127	127
Par Petroleum, LLC
2025 Term Loan B, 6.93%, (3 Month Term SOFR + 3.25%), 02/28/30 (j)	102	102

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Prairie ECI Acquiror LP
2026 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/01/29 (j)	54	54
Rockpoint Gas Storage Partners LP
2025 Repriced Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 09/18/31 (j)	148	148
Venture Global Plaquemines LNG, LLC
2024 Contingency Reserve Delayed Draw Term Loan, 5.90%, (1 Month Term SOFR + 2.23%), 05/25/29 (j)	13	13
Base Term Loan, 5.90%, (1 Month Term SOFR + 2.23%), 05/25/29 (j)	103	102
		586
Total Senior Floating Rate Instruments (cost $78,107)		74,315
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	117
Expand Energy Corporation	3	330
Limetree Bay Cayman Limited (h) (l)	—	—
Mesquite Energy, Inc. (h) (l)	9	215
New Fortress Energy Inc. - Class A (d) (h)	2	1
New Kleo Holdco (h) (l)	12	18
		681
Materials 0.0%
ACNR Holdings Inc. (h) (l)	2	380
Financials 0.0%
Acrisure Investment Holdings, LLC (h) (l)	6	183
AFLAC Incorporated (h)	2	41
FG Parent, LLC (l)	3	—
New Cineworld Ltd. (h) (l)	5	97
		321
Industrials 0.0%
Azul S.A. - ADR (h) (s)	1	26
Azul S.A. - ADR (e) (h) (l)	4	51
Fusion Parent, LLC (h) (l)	3	65
LuxCo 3 (h) (l)	10	165
		307
Health Care 0.0%
Cano Health, Inc. (h) (l)	15	124
ModivCare Inc. (h)	4	20
		144
Consumer Discretionary 0.0%
At Home Group, Inc. (h) (l)	1	20
Juice Plus Equity (h) (l)	1	1
Old Claimco, LLC (h) (l)	5	56
Party City Holdings Inc. (h) (l)	—	—
		77
Information Technology 0.0%
Travelport Worldwide Limited (h) (l)	—	9
Communication Services 0.0%
Diamond Sports Group, LLC (h)	—	—
Total Common Stocks (cost $1,073)		1,919
PREFERRED STOCKS 0.0%
Information Technology 0.0%
Oracle Corporation, 6.50%, 01/15/29 (n)	2	101
Strategy Inc, 9.00%, (101, 05/12/26) (m)	1	78
		179
Consumer Discretionary 0.0%
Whirlpool Corporation, 8.50%, 02/15/29 (n)	2	78
Total Preferred Stocks (cost $278)		257
RIGHTS 0.0%
Altice Financing S.A. (h) (l)	—	2
Total Rights (cost $2)		2
WARRANTS 0.0%
Cano Health, Inc. (h) (l)	1	1
Carnelian Point Holdings, L.P. (h) (l)	—	—
Total Warrants (cost $3)		1
OTHER EQUITY INTERESTS 0.0%
Saks Global Enterprises LLC (h) (l) (n) (t)	39	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 3.53% (u) (v)	32,815	32,815
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.63% (u) (v)	8,589	8,589
Total Short Term Investments (cost $41,404)		41,404
Total Investments 104.7% (cost $1,594,455)		1,532,028
Total Forward Sales Commitments (0.4)% (proceeds $5,395)		(5,269)
Total Purchased Options 0.0% (cost $478)		370
Other Derivative Instruments 0.0%		190
Other Assets and Liabilities, Net (4.3)%		(64,060)
Total Net Assets 100.0%		1,463,259

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $65,688.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) All or a portion of the security was on loan as of March 31, 2026.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $121,172 and 8.3% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Measurement" in the Notes to Schedules of Investments.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.4%)
Mortgage-Backed Securities (0.4%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 04/15/56 (a)	(5,500)	(4,627)
TBA, 3.50%, 04/15/56 (a)	(700)	(642)
Total Government And Agency Obligations (proceeds $5,395)		(5,269)
Total Forward Sales Commitments (0.4%) (proceeds $5,395)		(5,269)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2026, the total proceeds for investments sold on a delayed delivery basis was $5,395.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	57,496	57,453	82,134	331	—	—	32,815	2.2
JNL Government Money Market Fund, 3.63% - Class SL	8,264	15,589	15,264	92	—	—	8,589	0.6
	65,760	73,042	97,398	423	—	—	41,404	2.8

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alpha Star Holding IX Limited, 7.00%, 08/26/28	04/02/25	203	190	—
Celtic Resources Holdings Designated Activity Company, 0.00%, 10/09/24	10/02/19	102	—	—
Cosan Overseas Limited, 8.25%	06/27/19	190	181	—
Dar Al Arkan Sukuk Co Ltd., 7.25%, 07/02/30	08/18/25	201	194	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	172	185	—
Leviathan Bond Ltd., 6.50%, 06/30/27	05/14/25	159	160	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	07/16/19	107	26	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/03/20	07/01/19	74	24	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	198	225	0.1
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	—	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/26	07/01/19	300	102	—
		1,906	1,287	0.1

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	307	June 2026	34,146	73	(54)
United States 2 Year Note	136	July 2026	28,337	9	(125)
United States 5 Year Note	1,061	July 2026	115,978	149	(1,199)
United States Ultra Bond	25	June 2026	2,966	6	(52)
				237	(1,430)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.00	(A)	06/17/28	41,720	(10)	145
U.S. SOFR (A)	Receiving	3.25	(A)	06/17/29	9,218	(5)	50
U.S. SOFR (A)	Receiving	4.00	(A)	06/17/41	1,320	1	2
U.S. SOFR (A)	Paying	3.75	(A)	06/17/36	1,040	(1)	(4)
U.S. SOFR (A)	Paying	4.00	(A)	06/17/56	130	(1)	—
						(16)	193

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.EM.IG.45 (Q)	N/A	1.00	06/20/31	595	(3)	(1)	—

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 08/12/36	BOA	Call	3.80	08/13/26	450,000	450	6
U.S. SOFR, 03/27/41	CIT	Call	4.34	03/25/31	360,000	360	18
U.S. SOFR, 04/02/41	CIT	Call	4.37	03/31/31	810,000	810	49
U.S. SOFR, 03/14/29	GSC	Call	3.28	03/10/28	4,940,000	4,940	30
U.S. SOFR, 04/02/41	GSC	Call	4.36	03/31/31	1,470,000	1,470	74
U.S. SOFR, 03/13/41	GSC	Call	4.31	03/11/31	450,000	450	23
U.S. SOFR, 07/06/36	GSC	Call	3.86	07/02/26	500,000	500	8
U.S. SOFR, 08/27/36	GSC	Call	3.80	08/25/26	1,540,000	1,540	33
U.S. SOFR, 11/09/34	MSC	Call	3.87	11/07/29	1,700,000	1,700	48
U.S. SOFR, 08/12/36	BOA	Put	3.80	08/13/26	450,000	450	9
U.S. SOFR, 07/06/36	GSC	Put	3.86	07/02/26	500,000	500	7
U.S. SOFR, 08/27/36	GSC	Put	3.80	08/25/26	1,540,000	1,540	23
U.S. SOFR, 11/09/34	MSC	Put	3.87	11/07/29	1,700,000	1,700	42
							370

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 03/24/41	BOA	Call	4.36	03/20/31	800,000	800	(40)
U.S. SOFR, 03/24/41	BOA	Call	4.34	03/20/31	540,000	540	(27)
U.S. SOFR, 03/24/41	BOA	Put	4.36	03/20/31	800,000	800	(41)
U.S. SOFR, 03/24/41	BOA	Put	4.34	03/20/31	540,000	540	(27)
							(135)

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	10	2	2	—
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	60	11	17	(6)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	20	4	6	(2)
CMBX.NA.BBB-.19 (M)	GSC	N/A	3.00	12/17/58	50	5	4	1
CMBX.NA.BB.18 (M)	GSC	N/A	5.00	12/17/57	100	17	15	2
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	100	9	10	(1)
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	100	8	7	1
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	(4)	6	(10)
CMBX.NA.BB.18 (M)	JPM	N/A	5.00	12/17/57	100	16	7	9
CMBX.NA.BBB-.18 (M)	JPM	N/A	3.00	12/17/57	100	8	5	3
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	300	25	12	13
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	20	3	5	(2)
CMBX.NA.BB.18 (M)	MSC	N/A	5.00	12/17/57	100	17	7	10
CMBX.NA.BBB-.19 (M)	CIT	N/A	3.00	12/17/58	50	5	4	1
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	30	5	9	(4)
CMBX.NA.BBB-.17 (M)	CIT	N/A	3.00	12/15/56	100	15	14	1
					2,210	146	130	16
Credit default swap agreements - sell protection
CMBX.NA.AAA.17 (M)	CIT	0.74	0.50	12/15/56	(300)	(4)	(4)	—
CMBX.NA.AAA.17 (M)	MSC	0.74	0.50	12/15/56	(100)	(2)	(2)	—
CMBX.NA.AAA.17 (M)	GSC	0.74	0.50	12/15/56	(400)	(5)	(5)	—
CMBX.NA.AAA.17 (M)	GSC	0.74	0.50	12/15/56	(100)	(2)	(3)	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.17 (M)	GSC	0.74	0.50	12/15/56	(300)	(4)	(9)	5
CMBX.NA.AAA.19 (M)	GSC	0.54	0.50	12/17/58	(400)	—	—	—
CMBX.NA.AAA.17 (M)	JPM	0.74	0.50	12/15/56	(300)	(4)	(3)	(1)
CMBX.NA.AAA.13 (M)	MSC	0.39	0.50	12/16/72	(970)	3	(23)	26
CMBX.NA.AAA.16 (M)	CIT	0.64	0.50	04/17/65	(300)	(2)	(1)	(1)
CMBX.NA.AAA.16 (M)	CIT	0.64	0.50	04/17/65	(399)	(2)	(3)	1
CMBX.NA.AAA.17 (M)	CIT	0.74	0.50	12/15/56	(400)	(6)	(6)	—
CMBX.NA.AAA.17 (M)	CIT	0.74	0.50	12/15/56	(100)	(1)	(2)	1
CMBX.NA.AAA.17 (M)	CIT	0.74	0.50	12/15/56	(200)	(3)	(4)	1
CMBX.NA.AAA.17 (M)	CIT	0.74	0.50	12/15/56	(400)	(6)	(5)	(1)
CMBX.NA.AAA.17 (M)	CIT	0.74	0.50	12/15/56	(100)	(1)	(1)	—
CMBX.NA.AAA.17 (M)	CIT	0.74	0.50	12/15/56	(100)	(2)	(2)	—
					(4,869)	(41)	(73)	32

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	857,307	—	857,307
Corporate Bonds And Notes	—	368,731	46	368,777
Non-U.S. Government Agency Asset-Backed Securities	—	188,046	—	188,046
Senior Floating Rate Instruments	—	73,231	1,084	74,315
Common Stocks	509	26	1,384	1,919
Preferred Stocks	257	—	—	257
Rights	—	—	2	2
Warrants	—	—	1	1
Other Equity Interests	—	—	—	—
Short Term Investments	41,404	—	—	41,404
	42,170	1,487,341	2,517	1,532,028
Liabilities - Securities
Government And Agency Obligations	—	(5,269)	—	(5,269)
	—	(5,269)	—	(5,269)
Assets - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	197	—	197
Centrally Cleared Credit Default Swap Agreements	—	—	—	—
OTC Purchased Options	—	370	—	370
OTC Credit Default Swap Agreements	—	76	—	76
	—	643	—	643
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,430)	—	—	(1,430)
Centrally Cleared Interest Rate Swap Agreements	—	(4)	—	(4)
OTC Written Options	—	(135)	—	(135)
OTC Credit Default Swap Agreements	—	(28)	—	(28)
	(1,430)	(167)	—	(1,597)
1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 99.1%
United States of America 56.9%
American Electric Power Company, Inc.	169	22,177
American Tower Corporation	26	4,516
Cheniere Energy, Inc.	54	15,390
CSX Corporation	453	18,602
Dominion Energy, Inc.	213	13,187
DT Midstream, Inc.	46	6,176
Duke Energy Corporation	192	25,156
Equinix, Inc.	6	5,610
Evergy, Inc.	154	12,620
NextEra Energy, Inc.	205	19,057
ONEOK, Inc.	219	19,788
PG&E Corporation	715	12,561
Public Service Enterprise Group Incorporated	153	12,405
SBA Communications Corporation - Class A	94	16,204
Sempra	174	16,938
Targa Resources Corp.	36	8,929
UGI Corporation	157	5,735
Union Pacific Corporation	88	21,417
XCEL Energy Inc.	202	16,042
		272,510
Australia 5.5%
Atlas Arteria Limited	2,522	7,501
Transurban Holdings Limited	1,954	19,010
		26,511
United Kingdom 5.2%
National Grid PLC	987	16,632
United Utilities PLC	472	8,218
		24,850
France 4.7%
Aeroports de Paris (a)	78	9,421
Getlink S.E.	618	13,297
		22,718
Canada 4.3%
Algonquin Power & Utilities Corp. (a)	1,166	7,140
Canadian National Railway Company	130	13,391
		20,531
Mexico 3.9%
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	489	12,048
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	407	6,577
		18,625
China 3.9%
Beijing Capital International Airport Co., Ltd. - Class H (a) (b)	15,272	3,573
China Tower Corporation Limited - Class H	5,973	8,177
ENN Energy Holdings Limited	827	6,738
		18,488
Spain 3.0%
AENA S.M.E., S.A. (a)	477	14,210
Japan 2.7%
Japan Airport Terminal Co., Ltd. (a)	193	6,355
West Japan Railway Company	323	6,370
		12,725
Brazil 2.5%
Motiva Infraestrutura De Mobilidade S.A.	1,842	5,635
Rumo S.A.	2,059	6,492
		12,127
Hong Kong 2.0%
CLP Holdings Limited	1,004	9,432
Denmark 1.9%
Orsted A/S (b) (c)	377	9,259
Italy 1.4%
Hera S.p.A.	1,423	6,548
Switzerland 1.2%
Flughafen Zurich AG - Class N	19	5,965
Total Common Stocks (cost $424,211)		474,499
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	6,962	6,962
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	2,981	2,981
Total Short Term Investments (cost $9,943)		9,943
Total Investments 101.2% (cost $434,154)		484,442
Other Assets and Liabilities, Net (1.2)%		(5,563)
Total Net Assets 100.0%		478,879

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,315	25,770	25,104	20	—	—	2,981	0.6
JNL Government Money Market Fund, 3.63% - Class SL	849	11,299	5,186	13	—	—	6,962	1.5
	3,164	37,069	30,290	33	—	—	9,943	2.1

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Orsted A/S	10/03/25	7,045	9,259	1.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	323,793	150,706	—	474,499
Short Term Investments	9,943	—	—	9,943
	333,736	150,706	—	484,442

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 34.3%
Health Care 6.8%
Centene Corporation
4.63%, 12/15/29	4,780	4,542
Community Health Systems, Inc.
6.88%, 04/15/29 (a) (b)	12,847	12,339
6.13%, 04/01/30 (a) (b)	8,000	6,940
10.88%, 01/15/32 (b)	19,410	20,803
9.75%, 01/15/34 (b)	1,000	1,038
CVS Health Corporation
5.25%, 02/21/33	3,500	3,542
Davita Inc.
4.63%, 06/01/30 (b)	3,500	3,360
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a) (b)	3,000	3,140
Genmab A/S
6.25%, 12/15/32 (b)	1,500	1,538
7.25%, 12/15/33 (b)	500	522
HCA Inc.
5.50%, 06/01/33	8,500	8,672
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (b)	4,000	3,874
Organon & Co.
4.13%, 04/30/28 (b)	1,500	1,453
5.13%, 04/30/31 (a) (b)	1,500	1,223
7.88%, 05/15/34 (a) (b)	1,500	1,235
Tenet Healthcare Corporation
6.13%, 06/15/30	20,000	20,096
6.00%, 11/15/33 (a) (b)	2,500	2,526
		96,843
Financials 6.0%
Asurion LLC
8.00%, 12/31/32 (b)	2,000	2,075
8.38%, 02/01/34 (b)	1,000	974
Barclays PLC
5.75%, 08/09/33	8,500	8,748
7.44%, 11/02/33	5,000	5,592
Citigroup Inc.
6.27%, 11/17/33	10,500	11,238
Ford Motor Credit Company LLC
4.95%, 05/28/27	4,000	3,999
7.35%, 03/06/30	3,000	3,167
General Motors Financial Company, Inc.
6.40%, 01/09/33	3,500	3,707
Goldman Sachs Group, Inc., The
6.56%, 10/24/34	8,000	8,700
5.39%, 02/02/41	1,000	968
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (c)	2,000	2,046
6.88%, (100, 06/01/29) (c)	3,000	3,135
6.25%, 10/23/34	1,500	1,611
KeyBank National Association
4.90%, 08/08/32	1,500	1,474
Morgan Stanley
6.34%, 10/18/33	2,000	2,142
5.25%, 04/21/34	4,000	4,021
6.63%, 11/01/34	2,500	2,724
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	4,232
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,965
U.S. Bancorp
5.85%, 10/21/33	4,500	4,733
Wells Fargo & Company
6.13%, (100, 06/15/31) (c)	1,500	1,505
5.56%, 07/25/34	6,000	6,150
		84,906
Consumer Discretionary 4.1%
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (b) (d)	4,216	4,481
Caesars Entertainment, Inc.
7.00%, 02/15/30 (b)	5,000	5,056
6.50%, 02/15/32 (b)	2,500	2,470
6.00%, 10/15/32 (a) (b)	3,500	3,220
Carnival Corporation
5.75%, 08/01/32 (b)	5,000	5,000
DexKo Global Inc.
6.63%, 10/15/29 (a) (b)	6,215	5,533
Fertitta Entertainment, LLC
4.63%, 01/15/29 (b)	1,600	1,530
6.75%, 01/15/30 (a) (b)	3,000	2,802
Ford Motor Company
3.25%, 02/12/32	3,500	3,042
General Motors Company
5.60%, 10/15/32	2,500	2,564
5.15%, 04/01/38	6,000	5,631
JH North America Holdings Inc.
10.00%, 01/15/31 (a) (b)	1,500	1,452
NCL Corporation Ltd.
6.75%, 02/01/32 (b)	1,000	993
Newell Brands Inc.
8.50%, 06/01/28 (b)	1,500	1,545
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	5,042	5,037
Univision Communications Inc.
9.38%, 08/01/32 (b)	1,500	1,546
Wynn Las Vegas, LLC
5.25%, 05/15/27 (b)	2,000	1,991
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (a) (b)	5,000	4,942
		58,835
Energy 3.8%
Calumet Specialty Products Partners, L.P.
9.25%, 07/15/29 (b)	4,800	4,866
9.75%, 02/15/31 (b)	500	531
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (b)	2,000	1,993
Kinder Morgan Kansas, Inc.
5.40%, 02/01/34	4,000	4,091
Matador Resources Company
6.25%, 04/15/33 (b)	1,500	1,500
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,146
5.55%, 10/01/34 (a)	2,000	2,034
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (c)	7,500	7,472
8.13%, 06/01/28 (b)	4,500	4,617
8.38%, 06/01/31 (b)	4,000	4,160
9.88%, 02/01/32 (a) (b)	2,000	2,156
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (b)	1,500	1,542
6.50%, 06/15/34 (b)	2,500	2,600
7.75%, 05/01/35 (b)	4,500	5,042
Weatherford International Ltd.
8.63%, 04/30/30 (b)	2,422	2,466
6.75%, 10/15/33 (b)	1,500	1,525
Williams Companies, Inc., The
5.65%, 03/15/33	4,400	4,551
		53,292
Industrials 3.6%
American Airlines, Inc.
5.50%, 04/20/26 (b)	833	834
5.75%, 04/20/29 (b)	4,000	3,967
Boeing Company, The
5.15%, 05/01/30 (e)	3,000	3,050
3.25%, 02/01/35	4,500	3,857
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (b)	3,500	3,311
EMRLD Borrower LP
6.63%, 12/15/30 (b)	2,000	2,035
Herc Holdings Inc.
7.00%, 06/15/30 (b)	1,250	1,280
JetBlue Airways Corporation
9.88%, 09/20/31 (a) (b)	3,500	3,308
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (b)	5,000	5,000

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
9.25%, 04/15/30 (b)	5,000	4,637
Quikrete Holdings, Inc.
6.38%, 03/01/32 (b)	3,000	3,033
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (b)	2,000	2,021
TransDigm Inc.
6.75%, 08/15/28 - 01/31/34 (b)	6,300	6,363
6.63%, 03/01/32 (b)	5,000	5,109
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (b)	4,000	3,930
		51,735
Materials 3.0%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (b)	2,000	1,944
Ardagh Group S.A.
9.50%, 12/01/30 (b)	4,180	4,378
11.00%, 12/01/30 (b) (d)	4,278	3,595
Celanese US Holdings LLC
7.17%, 07/15/27 (e) (f)	4,000	4,080
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (b)	2,500	2,419
7.38%, 05/01/33 (b)	2,000	1,957
7.63%, 01/15/34 (b)	2,500	2,442
Fortescue Treasury Pty Ltd.
5.88%, 04/15/30 (b)	3,000	3,028
4.38%, 04/01/31 (b)	3,000	2,835
Rain Carbon Inc.
12.25%, 09/01/29 (a) (b)	4,500	4,629
Scih Salt Holdings Inc.
4.88%, 05/01/28 (b)	3,300	3,256
Tronox Incorporated
4.63%, 03/15/29 (a) (b)	6,000	4,807
9.13%, 09/30/30 (a) (b)	3,400	3,396
		42,766
Utilities 2.2%
NRG Energy, Inc.
5.75%, 07/15/29 (b)	9,000	8,973
6.00%, 01/15/36 (b)	3,000	2,966
PG&E Company
4.55%, 07/01/30	2,500	2,469
The Southern Company
6.00%, 04/01/58	6,000	6,021
Vistra Corp.
8.00%, (100, 10/15/26) (b) (c)	8,000	8,077
Vistra Operations Company LLC
7.75%, 10/15/31 (b)	2,500	2,618
		31,124
Information Technology 1.8%
ArcelorMittal
6.80%, 11/29/32 (a)	6,000	6,628
Cloud Software Group, Inc.
6.50%, 03/31/29 (b)	2,500	2,428
9.00%, 09/30/29 (b)	2,500	2,413
Coreweave, Inc.
9.00%, 02/01/31 (a) (b)	1,000	960
McAfee Corp.
7.38%, 02/15/30 (a) (b)	2,500	2,063
Micron Technology, Inc.
5.88%, 02/09/33	1,000	1,065
Oracle Corporation
6.25%, 11/09/32	2,000	2,055
5.70%, 02/04/36	3,500	3,367
Qnity Electronics, Inc.
5.75%, 08/15/32 (b)	750	749
6.25%, 08/15/33 (b)	750	758
Salesforce, Inc.
5.55%, 03/15/36	3,500	3,490
		25,976
Consumer Staples 1.7%
B.A.T Capital Corporation
6.42%, 08/02/33	2,850	3,093
JBS USA Food Company
5.75%, 04/01/33	4,000	4,128
Opal Bidco SAS
6.50%, 03/31/32 (b)	2,000	1,993
Pilgrim's Pride Corporation
6.25%, 07/01/33 (a)	4,500	4,716
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	5,972
6.00%, 12/15/29 (b)	4,000	4,067
		23,969
Communication Services 1.2%
CCO Holdings, LLC
5.00%, 02/01/28 (b)	5,000	4,956
6.38%, 09/01/29 (b)	5,000	5,010
7.00%, 02/01/33 (b)	2,500	2,509
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	4,000	4,018
		16,493
Real Estate 0.1%
Millrose Properties, Inc.
6.38%, 08/01/30 (b)	1,500	1,495
Total Corporate Bonds And Notes (cost $474,702)		487,434
COMMON STOCKS 33.4%
Energy 7.2%
Chevron Corporation	155	32,069
ConocoPhillips	75	9,900
Exxon Mobil Corporation	200	33,932
Shell PLC - Class A - ADR	125	11,625
SLB Limited	225	11,561
TotalEnergies SE	40	3,639
		102,726
Health Care 6.0%
Abbott Laboratories	130	13,347
AbbVie Inc.	65	14,137
Amgen Inc.	10	3,519
Bristol-Myers Squibb Company	68	4,122
Johnson & Johnson	65	15,889
Mallinckrodt Public Limited Company (g)	27	2,325
Medtronic, Inc.	55	4,766
Merck & Co., Inc.	100	12,029
Pfizer Inc.	470	13,195
UnitedHealth Group Incorporated	7	1,893
		85,222
Consumer Staples 5.1%
Coca-Cola Company, The	150	11,407
Nestle S.A. - Series B - ADR	80	7,928
PepsiCo, Inc.	115	17,858
Philip Morris International Inc.	30	4,960
Procter & Gamble Company, The	185	26,721
Target Corporation	31	3,697
		72,571
Utilities 3.6%
Dominion Energy, Inc.	100	6,182
Duke Energy Corporation	100	13,094
Sempra	75	7,288
The Southern Company	210	20,269
XCEL Energy Inc.	63	5,005
		51,838
Industrials 2.6%
Honeywell International Inc.	23	5,198
Lockheed Martin Corporation	15	9,066
RTX Corporation	30	5,787
Union Pacific Corporation	50	12,131
United Parcel Service, Inc. - Class B	50	4,968
		37,150
Information Technology 2.5%
Cisco Systems, Inc.	225	17,458
International Business Machines Corporation	30	7,272
Microsoft Corporation	15	5,553
Texas Instruments Incorporated	25	4,853
		35,136

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Financials 2.0%
Bank of America Corporation	100	4,875
BlackRock, Inc.	7	6,732
Capital One Financial Corporation	30	5,473
Citigroup Inc.	25	2,835
Fifth Third Bancorp	75	3,485
JPMorgan Chase & Co.	15	4,412
		27,812
Consumer Discretionary 1.8%
Amazon.com, Inc. (g)	25	5,189
Home Depot, Inc., The	35	11,511
McDonald's Corporation	15	4,662
Nike, Inc. - Class B	50	2,641
Starbucks Corporation	25	2,240
		26,243
Materials 1.8%
Air Products and Chemicals, Inc.	50	14,524
Freeport-McMoRan Inc.	60	3,527
International Paper Company	65	2,321
LyondellBasell Industries N.V. - Class A	56	4,511
		24,883
Communication Services 0.8%
Comcast Corporation - Class A	175	5,024
Verizon Communications Inc.	120	6,024
		11,048
Total Common Stocks (cost $391,333)		474,629
EQUITY LINKED STRUCTURED NOTES 15.8%
Barclays Bank PLC
(Micron Technology, Inc.), 10.00%, 09/08/26 (h)	40	5,957
(Microchip Technology Incorporated), 10.00%, 10/05/26 (h)	100	6,191
(Freeport-McMoRan Inc.), 10.00%, 01/27/27 (h)	65	3,448
BNP Paribas Issuance B.V.
(Texas Instruments Incorporated), 9.00%, 07/01/26 (h)	50	9,613
(Freeport-McMoRan Inc.), 10.00%, 08/28/26 (h)	175	8,081
(Target Corporation), 11.00%, 10/07/26 (h)	22	2,235
(NextEra Energy, Inc.), 8.00%, 02/10/27 (b) (h)	150	13,233
Citigroup Global Markets Holdings Inc.
(International Business Machines Corporation), 8.50%, 08/21/26 (h)	13	3,103
(Halliburton Company), 10.00%, 01/26/27 (h)	95	3,224
(Workday, Inc.), 10.00%, 02/24/27 (h)	26	3,468
J.P. Morgan Structured Products B.V.
(Home Depot, Inc. , The), 8.00%, 10/20/26 (b) (h)	25	8,358
(Amazon.com, Inc.), 9.00%, 01/11/27 (b) (h)	18	3,746
Merrill Lynch S.A.
(Comcast Corporation), 8.50%, 06/22/26 (h)	150	4,548
(UnitedHealth Group Incorporated), 10.00%, 07/01/26 (h)	10	2,729
(Albemarle Corporation), 12.50%, 08/28/26 (h)	48	5,127
(Microchip Technology Incorporated), 11.00%, 09/03/26 (h)	100	6,324
(Halliburton Company), 8.50%, 09/21/26 (h)	145	4,049
(UnitedHealth Group Incorporated), 9.00%, 09/25/26 (h)	14	3,859
(Charles Schwab Corporation, The), 8.00%, 03/03/27 (h)	59	5,498
Mizuho Markets Cayman LP
(Exxon Mobil Corporation), 8.50%, 04/07/26 (b) (h)	100	12,616
(Analog Devices, Inc.), 8.50%, 05/18/26 (b) (h)	45	10,502
(Amgen Inc.), 10.00%, 06/15/26 (h)	18	5,449
(Dell Technologies Inc.), 12.00%, 11/09/26 (b) (h)	48	7,317
(Meta Platforms, Inc.), 10.00%, 12/07/26 (b) (h)	10	5,599
(Microsoft Corporation), 7.25%, 01/11/27 (b) (h)	20	7,691
Morgan Stanley Finance II Ltd.
(JPMorgan Chase & Co.), 8.00%, 03/30/27 (h)	15	4,259
(International Business Machines Corporation), 8.00%, 04/08/27 (h)	15	3,631
Royal Bank of Canada
(Texas Instruments Incorporated), 9.00%, 07/21/26 (h)	15	2,914
(Microsoft Corporation), 8.00%, 04/05/27 (b) (h)	10	3,699
Toronto-Dominion Bank, The
(Target Corporation), 12.00%, 06/30/26 (h)	40	4,380
(Intel Corporation), 10.50%, 09/01/26 (h)	170	5,135
(Qualcomm Incorporated), 10.00%, 11/25/26 (h)	36	4,873
(Starbucks Corporation), 9.00%, 01/27/27 (h)	100	8,887
UBS AG
(Marvell Technology, Inc.), 12.00%, 05/14/26 (h)	60	4,745
(Accenture Public Limited Company), 8.00%, 07/13/26 (b) (h)	15	3,111
(Oracle Corporation), 12.00%, 01/11/27 (h)	14	2,109
(Texas Instruments Incorporated), 10.00%, 02/24/27 (h)	22	4,433
(Bank of America Corporation), 8.00%, 03/03/27 (h)	42	2,048
Wells Fargo Bank, National Association
(CVS Health Corporation), 10.00%, 04/09/26 (b) (h)	80	5,758
(Salesforce, Inc.), 9.00%, 06/15/26 (h)	17	3,244
(NextEra Energy, Inc.), 9.50%, 10/22/26 (h)	37	3,266
(Amazon.com, Inc.), 9.00%, 02/26/27 (b) (h)	29	5,891
Total Equity Linked Structured Notes (cost $226,359)		224,348
GOVERNMENT AND AGENCY OBLIGATIONS 9.6%
Mortgage-Backed Securities 5.8%
Federal Home Loan Mortgage Corporation
5.00%, 05/01/53 - 11/01/54	18,027	17,827
5.50%, 07/01/53 - 02/01/55	18,107	18,222
6.00%, 09/01/55	1,869	1,904
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	469	448
5.00%, 05/01/53 - 11/01/53	13,128	13,009
5.50%, 11/01/54	2,871	2,888
6.00%, 08/01/55	3,299	3,361
Government National Mortgage Association
5.50%, 05/20/55 - 12/20/55	14,710	14,810
6.00%, 08/20/55 - 01/20/56	10,455	10,642
		83,111
U.S. Treasury Bond 2.4%
Treasury, United States Department of
3.63%, 05/15/53	14,000	11,224
Principal Only, 0.00%, 11/15/54 (i)	75,000	18,085
4.50%, 11/15/54	5,000	4,672
		33,981
U.S. Treasury Note 1.4%
Treasury, United States Department of
4.00%, 05/31/30	7,500	7,527
2.88%, 05/15/32	5,000	4,677
4.13%, 05/31/32	7,500	7,521
		19,725
Total Government And Agency Obligations (cost $138,624)		136,817
PREFERRED STOCKS 2.6%
Utilities 1.0%
NextEra Energy, Inc., 7.23%, 11/01/27 (j)	150	7,881
PPL Corporation, 7.00%, 02/15/29 (g) (j)	30	1,539
The Southern Company, 7.13%, 12/15/28 (j)	80	4,112
		13,532
Industrials 0.5%
Boeing Company, The, 6.00%, 10/15/27 (j)	110	7,137
Information Technology 0.5%
Oracle Corporation, 6.50%, 01/15/29 (j)	150	6,751
Financials 0.3%
Ares Management Corporation, 6.75%, 10/01/27 (j)	125	4,522
KKR & Co. Inc., 6.25%, 03/01/28 (j)	10	402
		4,924
Materials 0.3%
Albemarle Corporation, 7.25%, 03/01/27 (j)	60	4,311
Total Preferred Stocks (cost $32,820)		36,655

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 0.6%
Health Care 0.3%
Hologic Inc
Term Loan, 0.00%, (SOFR + 5.00%), 12/31/49 (h) (k) (l)	4,000	3,945
Term Loan, 0.00%, (SOFR + 2.25%), 12/31/49 (h) (l)	1,000	988
		4,933
Financials 0.1%
Opal Bidco SAS
USD Term Loan B4, 6.69%, (3 Month Term SOFR + 3.00%), 04/28/32 (h)	1,995	1,993
Industrials 0.1%
Clydesdale Acquisition Holdings Inc
2025 Delayed Draw Term Loan, 6.92%, (1 Month Term SOFR + 3.25%), 03/27/32 (h)	17	16
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 03/27/32 (h)	1,471	1,371
		1,387
Information Technology 0.1%
MPH Acquisition Holdings LLC
2025 Exchange 1st Out Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 12/31/30 (h)	889	885
Total Senior Floating Rate Instruments (cost $9,303)		9,198
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	2,732	2,814
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,465	1,486
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,197)		4,300
SHORT TERM INVESTMENTS 5.8%
Securities Lending Collateral 2.9%
JNL Government Money Market Fund - Class SL, 3.63% (m) (n)	41,564	41,564
U.S. Treasury Bill 2.5%
Treasury, United States Department of
3.69%, 04/07/26 (o)	10,000	9,994
3.63%, 05/05/26 (o)	25,000	24,915
		34,909
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (m) (n)	5,533	5,533
Total Short Term Investments (cost $82,005)		82,006
Total Investments 102.4% (cost $1,359,343)		1,455,387
Other Assets and Liabilities, Net (2.4)%		(33,469)
Total Net Assets 100.0%		1,421,918

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $378,196 and 26.6% of the Fund.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(g) Non-income producing security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Convertible security.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(l) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

(o) The coupon rate represents the yield to maturity.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	—	132,062	126,529	163	—	—	5,533	0.4
JNL Government Money Market Fund, 3.63% - Class SL	47,419	76,707	82,562	404	—	—	41,564	2.9
	47,419	208,769	209,091	567	—	—	47,097	3.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	487,434	—	487,434
Common Stocks	474,629	—	—	474,629
Equity Linked Structured Notes	—	224,348	—	224,348
Government And Agency Obligations	—	136,817	—	136,817
Preferred Stocks	36,655	—	—	36,655
Senior Floating Rate Instruments	—	5,253	3,945	9,198
Non-U.S. Government Agency Asset-Backed Securities	—	4,300	—	4,300
Short Term Investments	47,097	34,909	—	82,006
	558,381	893,061	3,945	1,455,387

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.0%
Information Technology 32.2%
Accenture Public Limited Company - Class A	444	87,962
Adobe Inc. (a)	257	62,369
Akamai Technologies, Inc. (a)	214	24,553
Amphenol Corporation - Class A	668	84,469
Applied Materials, Inc.	267	91,246
Broadcom Inc.	155	48,033
CDW Corp.	61	7,334
Cisco Systems, Inc.	597	46,341
Corning Incorporated	701	95,280
Gartner, Inc. (a)	271	42,852
Hewlett Packard Enterprise Company	1,243	29,603
HP, Inc.	2,316	44,500
Intel Corporation (a)	428	18,894
International Business Machines Corporation	40	9,791
Jabil Inc.	503	133,585
KLA Corporation	26	39,075
Lam Research Corporation	541	115,506
Microsoft Corporation	115	42,511
NetApp, Inc.	986	100,911
NVIDIA Corporation	294	51,251
NXP Semiconductors N.V.	81	16,051
ON Semiconductor Corporation (a)	352	21,770
Oracle Corporation	73	10,737
Qualcomm Incorporated	679	87,435
Roper Technologies, Inc.	26	9,371
Salesforce, Inc.	86	16,064
Seagate Technology Holdings Public Limited Company	107	42,030
Skyworks Solutions, Inc.	813	43,565
TE Connectivity Public Limited Company	233	48,615
Texas Instruments Incorporated	141	27,452
Trimble Inc. (a)	205	13,408
VeriSign, Inc.	61	15,093
		1,527,657
Financials 12.8%
Ameriprise Financial, Inc.	56	25,134
AON Public Limited Company - Class A	49	15,745
Ares Management Corporation - Class A	87	9,450
Bank of New York Mellon Corporation, The	308	36,495
Blackstone Inc. - Class A	86	9,841
Capital One Financial Corporation	72	13,093
CBOE Global Markets, Inc.	131	36,925
Charles Schwab Corporation, The	170	15,991
Citigroup Inc.	498	56,484
Citizens Financial Group, Inc.	301	18,039
Corpay Inc (a)	50	14,605
JPMorgan Chase & Co.	55	16,311
KeyCorp	927	18,597
MasterCard Incorporated - Class A	49	24,593
Moody's Corporation	93	40,757
Morgan Stanley	209	34,415
Northern Trust Corporation	256	35,703
Progressive Corporation, The	273	54,185
Prudential Financial, Inc.	260	25,427
Truist Financial Corporation	377	17,338
U.S. Bancorp	359	18,651
Visa Inc. - Class A	237	71,524
		609,303
Health Care 9.6%
AbbVie Inc.	156	33,991
Boston Scientific Corporation (a)	157	9,881
Cardinal Health, Inc.	243	51,331
Cencora, Inc.	257	80,773
Centene Corporation (a)	443	14,504
Cigna Group, The	65	17,267
CVS Health Corporation	353	25,373
Eli Lilly and Company	56	51,688
HCA Healthcare, Inc.	89	42,318
Johnson & Johnson	73	17,814
McKesson Corporation	24	20,552
Merck & Co., Inc.	191	23,030
Pfizer Inc.	1,043	29,287
UnitedHealth Group Incorporated	62	16,660
Universal Health Services, Inc. - Class B	49	8,700
Zoetis Inc. - Class A	106	12,503
		455,672
Consumer Discretionary 9.5%
Aptiv PLC (a)	577	40,087
AutoZone, Inc. (a)	4	13,308
Best Buy Co., Inc.	873	56,079
Booking Holdings Inc.	14	57,782
Darden Restaurants, Inc.	51	9,912
Expedia Group, Inc.	78	17,909
General Motors Company	230	17,137
Genuine Parts Company	81	8,603
Hasbro, Inc.	385	36,016
LKQ Corporation	1,130	33,177
O'Reilly Automotive, Inc. (a)	525	48,472
Ralph Lauren Corporation - Class A	102	34,998
Tapestry, Inc.	548	77,293
		450,773
Communication Services 9.4%
Alphabet Inc. - Class A	189	54,222
Comcast Corporation - Class A	3,146	90,318
Electronic Arts Inc.	96	19,613
Former Charter Communications Parent, Inc. - Class A (a)	118	25,526
Meta Platforms, Inc. - Class A	105	60,142
Netflix, Inc. (a)	295	28,407
Omnicom Group Inc.	902	67,937
Paramount Skydance Corporation - Class B (b)	2,444	22,042
T-Mobile US, Inc.	171	35,866
Verizon Communications Inc.	608	30,547
Walt Disney Company, The	140	13,525
		448,145
Industrials 7.9%
Automatic Data Processing, Inc.	142	28,907
Broadridge Financial Solutions, Inc.	50	8,096
C.H. Robinson Worldwide, Inc.	98	16,231
Caterpillar Inc.	24	17,267
EMCOR Group, Inc.	54	39,771
Huntington Ingalls Industries, Inc.	128	48,748
Johnson Controls International Public Limited Company	153	19,979
Leidos Holdings, Inc.	53	8,226
Lennox International Inc.	97	44,999
Masco Corporation	137	8,258
Paychex, Inc.	104	9,544
Quanta Services, Inc.	43	23,689
RTX Corporation	102	19,667
Snap-on Incorporated	54	19,481
Stanley Black & Decker, Inc.	355	25,257
United Airlines Holdings, Inc. (a)	87	8,021
United Parcel Service, Inc. - Class B	277	27,251
		373,392
Energy 4.1%
ConocoPhillips	354	46,704
EOG Resources, Inc.	132	19,160
Exxon Mobil Corporation	119	20,143
Kinder Morgan, Inc.	612	20,511
Marathon Petroleum Corporation	179	43,630
ONEOK, Inc.	348	31,437
SLB Limited	237	12,167
		193,752
Materials 3.8%
CF Industries Holdings, Inc.	518	67,298
Freeport-McMoRan Inc.	266	15,632
International Paper Company	223	7,954
LyondellBasell Industries N.V. - Class A	340	27,359
Mosaic Company, The	1,174	29,951
Sherwin-Williams Company, The	96	30,776
		178,970

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Utilities 3.5%
American Electric Power Company, Inc.	142	18,632
Edison International	977	71,480
Entergy Corporation	371	41,650
NextEra Energy, Inc.	193	17,933
NRG Energy, Inc.	52	7,563
WEC Energy Group Inc.	82	9,481
		166,739
Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	435	20,210
Host Hotels & Resorts, Inc.	1,481	28,375
SBA Communications Corporation - Class A	263	45,292
Welltower Inc.	267	52,847
		146,724
Consumer Staples 3.1%
Colgate-Palmolive Company	596	50,835
Conagra Brands, Inc.	1,924	30,239
Dollar General Corporation	116	13,759
Dollar Tree, Inc. (a)	156	17,071
Kraft Heinz Company, The	730	16,412
Philip Morris International Inc.	99	16,327
		144,643
Total Common Stocks (cost $4,266,219)		4,695,770
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	43,970	43,970
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	12,310	12,310
Total Short Term Investments (cost $56,280)		56,280
Total Investments 100.2% (cost $4,322,499)		4,752,050
Other Derivative Instruments 0.0%		1,141
Other Assets and Liabilities, Net (0.2)%		(9,876)
Total Net Assets 100.0%		4,743,315

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	16,240	205,966	178,236	248	—	—	43,970	0.9
JNL Government Money Market Fund, 3.63% - Class SL	283	102,238	90,211	58	—	—	12,310	0.3
	16,523	308,204	268,447	306	—	—	56,280	1.2

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	125	June 2026	39,984	1,141	1,084

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	4,695,770	—	—	4,695,770
Short Term Investments	56,280	—	—	56,280
	4,752,050	—	—	4,752,050
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,084	—	—	1,084
	1,084	—	—	1,084

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 89.7%
India 22.4%
Adani Energy Solutions Limited (a)	770	7,825
Adani Enterprises Limited	682	13,018
Adani Green Energy (UP) Limited (a)	1,008	8,890
Adani Ports and Special Economic Zone Limited	762	10,799
Adani Power Limited (a)	9,522	15,534
Bharti Airtel Limited	986	18,911
Coal India Ltd Govt Of India Undertaking	151	728
GMR Airports Limited (a)	6,394	5,840
HDFC Bank Limited	63	500
HDFC Bank Limited - ADR	275	6,848
ICICI Bank Limited	1,308	16,962
ITC Hotels Limited (a)	1,129	1,675
ITC Limited	5,744	17,665
JSW Energy Limited	449	2,266
JSW Steel Limited	562	6,763
Lodha Developers Limited	68	492
Patanjali Foods Limited	1,140	5,574
Power Finance Corporation Limited	1,842	7,535
State Bank of India	721	7,642
Sun Pharma Advanced Research Company Limited	494	9,330
		164,797
Brazil 16.6%
American Beverage Co Ambev - ADR (b)	3,510	10,248
B3 S.A. - Brasil, Bolsa, Balcao	1,959	6,959
Banco BTG Pactual S.A.	1,380	15,074
Centrais Eletricas Brasileiras S/A - Eletrobras	1,413	15,969
Companhia De Saneamento Basico Do Estado De Sao Paulo-Sabesp	296	9,058
Companhia Paranaense De Energia	1,525	4,545
Embraer S.A. - ADR	116	6,915
Eneva S.A. (a)	2,021	9,578
Equatorial Energia S.A.	1,029	8,124
Petroleo Brasileiro S/A Petrobras. - ADR	1,491	30,948
Vale S.A. - ADR	303	4,814
		122,232
Taiwan 5.8%
Taiwan Semiconductor Manufacturing Company Limited	750	42,984
United Arab Emirates 4.9%
Adnoc Gas	7,575	6,610
Aldar Properties - P J S C	1,216	2,591
Alpha Dhabi Holding	3,329	6,255
First Abu Dhabi Bank P.J.S.C.	1,576	7,301
International Holdings Company P.J.S.C. - Dubai Branch (a)	128	13,645
		36,402
United Kingdom 4.6%
BP P.L.C.	2,994	23,530
Unilever PLC - ADR	180	10,271
		33,801
France 4.4%
TotalEnergies SE	350	32,175
United States of America 3.8%
Coca-Cola Company, The	98	7,437
Philip Morris International Inc.	123	20,406
		27,843
Singapore 3.7%
DBS Group Holdings Ltd.	195	8,660
Singapore Technologies Engineering Ltd.	173	1,463
Singapore Telecommunications Limited	4,464	17,234
		27,357
Mexico 3.0%
America Movil, S.A.B. De C.V.	5,156	6,556
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (b)	152	3,746
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	7	2,330
Grupo Financiero Banorte, S.A.B. de C.V.	846	9,364
		21,996
China 3.0%
PICC Property and Casualty Company Limited - Class H	3,554	6,558
Ping An Insurance (Group) Company of China, Ltd. - Class H	117	904
Tencent Holdings Limited	228	14,334
		21,796
Hong Kong 2.3%
AIA Group Limited	1,518	16,714
Saudi Arabia 2.2%
Al Rajhi Banking and Investment Corporation	273	7,785
Saudi Arabian Oil Company (c)	1,184	8,647
		16,432
Indonesia 2.2%
PT Bank Mandiri (Persero) Tbk.	29,381	8,234
PT. Bank Central Asia Tbk	18,075	6,922
PT. Bank Rakyat Indonesia (Persero) Tbk	4,165	820
		15,976
South Korea 2.0%
Hanwha Aerospace Co., Ltd.	13	11,090
Samsung Fire & Marine Insurance Co., Ltd.	12	3,446
		14,536
Thailand 1.6%
KASIKORNBANK Public Company Limited	814	4,743
Krungthai Bank Public Company Limited	6,758	7,244
		11,987
Greece 1.3%
Eurobank S.A. (a)	881	3,505
National Bank of Greece S.A. - Class R	372	5,737
		9,242
Switzerland 1.1%
Coca-Cola HBC AG	140	7,876
Philippines 1.0%
International Container Terminal Services, Inc.	657	7,550
Hungary 0.9%
OTP Bank Nyrt.	63	6,745
Poland 0.9%
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	281	6,639
Austria 0.8%
Erste Group Bank AG (b)	54	5,844
South Africa 0.6%
FirstRand Limited	897	4,572
Belgium 0.3%
Anheuser-Busch InBev	37	2,539
Italy 0.3%
Eni S.P.A.	74	2,097
Eni S.P.A. - ADR	2	96
		2,193
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (c) (d)	2,924	—
Public Joint Stock Company Lukoil Oil Company (a) (c) (d)	202	—
Public Joint Stock Company Oil Company Rosneft (a) (c) (d)	2,349	—
Public Joint Stock Company Polyus (a) (c) (d)	42	—
Public Joint Stock Company Severstal (a) (c) (d)	75	—
Total Common Stocks (cost $627,813)		660,228
PREFERRED STOCKS 7.3%
Brazil 7.3%
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class C (a)	367	4,005
Itau Unibanco Holding S.A. (e)	1,835	15,403
Petroleo Brasileiro S/A Petrobras. (e)	3,675	34,464
Total Preferred Stocks (cost $37,637)		53,872

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.6%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 3.53% (f) (g)	18,264	18,264
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 3.63% (f) (g)	8,332	8,332
Total Short Term Investments (cost $26,596)		26,596
Total Investments 100.6% (cost $692,046)		740,696
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (0.6)%		(4,374)
Total Net Assets 100.0%		736,314

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	18,864	62,862	63,462	184	—	—	18,264	2.5
JNL Government Money Market Fund, 3.63% - Class SL	10,339	19,521	21,528	132	—	—	8,332	1.1
	29,203	82,383	84,990	316	—	—	26,596	3.6

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	11/23/21	13,221	—	—
Public Joint Stock Company Lukoil Oil Company	09/25/17	17,029	—	—
Public Joint Stock Company Oil Company Rosneft	09/25/17	18,442	—	—
Public Joint Stock Company Polyus	06/10/20	6,921	—	—
Public Joint Stock Company Severstal	06/25/21	1,642	—	—
Saudi Arabian Oil Company	06/09/24	8,715	8,647	1.2
		65,970	8,647	1.2

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ZAR	SSB	04/01/26	ZAR	(3,669)	(217)	(3)
USD/ZAR	SSB	04/02/26	ZAR	(4,312)	(255)	(4)
USD/ZAR	SSB	04/07/26	ZAR	(4,516)	(266)	(1)
					(738)	(8)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	189,286	470,942	—	660,228
Preferred Stocks	53,872	—	—	53,872
Short Term Investments	26,596	—	—	26,596
	269,754	470,942	—	740,696
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(8)	—	(8)
	—	(8)	—	(8)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 95.8%
Financials 17.0%
American International Group, Inc.	70	5,290
Bank of America Corporation	414	20,195
Capital One Financial Corporation	44	8,099
CBOE Global Markets, Inc.	17	4,745
Charles Schwab Corporation, The	155	14,579
Citigroup Inc.	113	12,837
Fifth Third Bancorp	152	7,062
Hartford Insurance Group, Inc., The	31	4,222
JPMorgan Chase & Co.	100	29,379
Marsh & Mclennan Companies, Inc.	39	6,794
The PNC Financial Services Group, Inc.	43	8,890
Wells Fargo & Company	166	13,174
		135,266
Health Care 14.6%
Abbott Laboratories	113	11,575
AbbVie Inc.	37	8,093
Becton, Dickinson and Company	51	7,940
CVS Health Corporation	172	12,372
Danaher Corporation	69	13,058
Johnson & Johnson	87	21,373
Lonza Group AG	8	4,906
Medtronic, Inc.	127	11,003
Merck & Co., Inc.	75	9,021
Regeneron Pharmaceuticals, Inc.	11	8,330
UnitedHealth Group Incorporated	32	8,565
		116,236
Industrials 13.0%
Airbus SE	24	4,557
Deere & Company	14	7,975
Eaton Corporation Public Limited Company	38	13,736
Emerson Electric Co.	60	7,795
Honeywell International Inc.	55	12,493
Hubbell Incorporated	16	7,999
Johnson Controls International Public Limited Company	77	10,115
Northrop Grumman Corporation	16	10,739
Parker-Hannifin Corporation	10	8,738
Sunbelt Rental Holdings Inc. (a)	112	7,265
Union Pacific Corporation	48	11,722
		103,134
Information Technology 10.8%
ASML Holding N.V. - ADR	6	8,439
Broadcom Inc.	36	11,232
Cisco Systems, Inc.	228	17,653
International Business Machines Corporation	47	11,403
Intuit Inc.	16	6,963
Lam Research Corporation	28	6,025
Microsoft Corporation	20	7,567
NXP Semiconductors N.V.	26	5,086
TE Connectivity Public Limited Company	26	5,347
Texas Instruments Incorporated	31	5,918
		85,633
Energy 8.4%
Chevron Corporation	118	24,368
ConocoPhillips	110	14,453
Devon Energy Corporation	93	4,658
SLB Limited	179	9,189
Williams Companies, Inc., The	197	14,301
		66,969
Consumer Discretionary 8.4%
Darden Restaurants, Inc.	21	4,028
Lowe`s Companies, Inc.	67	15,926
Marriott International, Inc. - Class A	21	6,982
McDonald's Corporation	39	12,162
Ross Stores, Inc.	43	9,383
TJX Companies, Inc., The	33	5,281
Tractor Supply Company	122	5,537
Yum! Brands, Inc.	48	7,399
		66,698
Consumer Staples 7.1%
Coca-Cola Company, The	139	10,576
Colgate-Palmolive Company	98	8,339
Mondelez International, Inc. - Class A	123	7,117
Philip Morris International Inc.	104	17,147
Walmart Inc.	104	12,973
		56,152
Communication Services 6.1%
Alphabet Inc. - Class A	73	21,044
AT&T Inc.	520	15,085
Meta Platforms, Inc. - Class A	22	12,424
		48,553
Utilities 5.8%
CMS Energy Corporation	97	7,513
Entergy Corporation	114	12,820
PPL Corporation	290	11,072
Public Service Enterprise Group Incorporated	92	7,454
Sempra	72	6,973
		45,832
Materials 3.1%
CRH Public Limited Company	79	8,330
Linde Public Limited Company	34	16,763
		25,093
Real Estate 1.5%
ProLogis Inc.	90	11,915
Total Common Stocks (cost $621,465)		761,481
SHORT TERM INVESTMENTS 6.6%
Investment Companies 5.7%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	45,265	45,265
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 3.63% (b) (c)	7,311	7,311
Total Short Term Investments (cost $52,576)		52,576
Total Investments 102.4% (cost $674,041)		814,057
Other Assets and Liabilities, Net (2.4)%		(18,753)
Total Net Assets 100.0%		795,304

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	10,205	78,533	43,473	189	—	—	45,265	5.7
JNL Government Money Market Fund, 3.63% - Class SL	—	15,097	7,786	—	—	—	7,311	0.9
	10,205	93,630	51,259	189	—	—	52,576	6.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	752,018	9,463	—	761,481
Short Term Investments	52,576	—	—	52,576
	804,594	9,463	—	814,057

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.7%
United States of America 66.7%
Alphabet Inc. - Class A	384	110,539
Amazon.com, Inc. (a)	157	32,808
Analog Devices, Inc.	122	38,805
Apple Inc.	24	6,204
Berkshire Hathaway Inc. - Class A (a)	—	2,154
Boston Scientific Corporation (a)	198	12,451
Broadcom Inc.	140	43,244
Cadence Design Systems, Inc. (a)	22	6,146
Ecolab Inc.	30	8,006
Eli Lilly and Company	38	35,357
Equifax Inc.	46	8,207
IDEXX Laboratories, Inc. (a)	11	5,944
Intuit Inc.	79	34,334
Intuitive Surgical, Inc. (a)	39	17,798
IQVIA Holdings Inc (a)	22	3,789
Lam Research Corporation	269	57,556
Las Vegas Sands Corp.	115	6,186
Linde Public Limited Company	9	4,668
Marriott International, Inc. - Class A	50	16,356
Marvell Technology, Inc.	211	20,905
MasterCard Incorporated - Class A	23	11,471
Meta Platforms, Inc. - Class A	102	58,596
Microsoft Corporation	84	31,028
Netflix, Inc. (a)	106	10,207
NVIDIA Corporation	376	65,551
Phathom Pharmaceuticals, Inc. (a) (b)	337	3,748
S&P Global Inc.	99	42,217
ServiceNow, Inc. (a)	43	4,448
Stryker Corporation	16	5,274
Thermo Fisher Scientific Inc.	34	16,713
TJX Companies, Inc., The	70	11,249
Visa Inc. - Class A	124	37,513
		769,472
Taiwan 6.5%
Taiwan Semiconductor Manufacturing Company Limited	1,304	74,734
France 4.3%
Airbus SE	125	23,568
EssilorLuxottica	33	7,618
LVMH Moet Hennessy Louis Vuitton	34	18,557
		49,743
India 3.3%
DLF Limited	4,570	24,980
HDFC Bank Limited	759	6,042
ICICI Bank Limited - ADR	279	7,224
		38,246
Canada 2.3%
Shopify Inc. - Class A (a)	226	26,825
Switzerland 2.3%
Galderma Group AG	51	9,911
Lonza Group AG	26	16,414
		26,325
Japan 2.3%
Capcom Co., Ltd.	386	8,271
HOYA Corporation	51	8,883
Keyence Corporation	17	5,945
Nintendo Co., Ltd. (b)	49	2,775
		25,874
Netherlands 2.2%
Adyen N.V. (a) (c)	11	11,114
ASML Holding N.V.	4	5,721
BE Semiconductor Industries N.V.	42	9,018
		25,853
Sweden 2.1%
ASSA ABLOY AB - Class B	220	7,906
Atlas Copco Aktiebolag - Class A	409	7,226
Spotify Technology S.A. (a)	19	9,103
		24,235
Germany 2.0%
Allianz SE	26	11,107
SAP SE	68	11,614
		22,721
China 1.8%
JD.com, Inc. - Class A - ADR	337	9,952
Tencent Holdings Limited	175	10,996
		20,948
United Kingdom 1.3%
Arm Holdings PLC - ADR (a)	97	14,729
Italy 1.1%
Brunello Cucinelli S.p.A. (b)	114	9,928
Moncler S.p.A.	46	2,778
		12,706
Argentina 0.5%
MercadoLibre, Inc. (a)	4	6,185
Spain 0.4%
Amadeus IT Holding, S.A. (c)	82	4,691
Czech Republic 0.3%
CSG N.V. - Class A (a)	125	3,422
South Korea 0.3%
SK Hynix Inc.	5	3,077
Total Common Stocks (cost $748,897)		1,149,786
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	3,259	3,259
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	972	972
Total Short Term Investments (cost $4,231)		4,231
Total Investments 100.0% (cost $753,128)		1,154,017
Other Assets and Liabilities, Net (0.0)%		(425)
Total Net Assets 100.0%		1,153,592

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Invesco Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	7,916	43,586	50,530	37	—	—	972	0.1
JNL Government Money Market Fund, 3.63% - Class SL	—	22,241	18,982	5	—	—	3,259	0.3
	7,916	65,827	69,512	42	—	—	4,231	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	11/25/24	16,818	11,114	1.0
Amadeus IT Holding, S.A.	02/28/23	5,309	4,691	0.4
		22,127	15,805	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks	843,490	306,296	—	1,149,786
Short Term Investments	4,231	—	—	4,231
	847,721	306,296	—	1,154,017

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.7%
Information Technology 26.4%
Advanced Energy Industries, Inc.	116	37,581
Allegro Microsystems Inc. (a)	471	14,855
Applied Optoelectronics, Inc. (a)	162	13,676
Cellebrite Di Ltd. (a)	309	4,258
Cognex Corporation	232	11,366
Fabrinet (a)	61	31,915
InterDigital, Inc.	23	7,050
IPG Photonics Corporation (a)	118	13,479
Lattice Semiconductor Corporation (a)	318	29,506
MACOM Technology Solutions Holdings, Inc. (a)	214	47,585
MKS Inc.	140	32,162
Nova Ltd. (a)	67	29,154
Onto Innovation Inc. (a)	42	8,698
OSI Systems, Inc. (a)	51	13,420
Rambus Inc. (a)	85	7,343
Sanmina Corporation (a)	174	22,514
Tower Semiconductor Ltd. (a)	198	34,696
TTM Technologies, Inc. (a)	385	37,529
Viavi Solutions Inc. (a)	370	12,302
		409,089
Industrials 26.1%
API Group Corporation (a)	768	31,124
Applied Industrial Technologies, Inc.	62	16,512
ATMUS Filtration Technologies Inc.	449	25,465
Bloom Energy Corporation - Class A (a)	99	13,437
Carpenter Technology Corporation	51	19,981
Casella Waste Systems, Inc. - Class A (a)	91	7,253
Clean Harbors, Inc. (a)	99	28,279
Embraer S.A. - ADR	81	4,809
Enpro Inc.	90	22,619
ESCO Technologies Inc.	131	36,719
Flowserve Corporation	168	12,333
Forgent Power Solutions, Inc. - Class A (a)	392	11,478
FTAI Aviation Ltd.	50	12,171
Karman Holdings Inc. (a)	132	10,577
Kratos Defense & Security Solutions, Inc. (a)	140	9,847
NextPower LLC - Class A (a)	149	18,019
Nvent Electric Public Limited Company	118	13,929
RBC Bearings Incorporated (a)	35	18,943
Regal Rexnord Corporation	79	14,879
Saia, Inc. (a)	47	16,533
SPX Technologies, Inc. (a)	115	22,982
Sterling Infrastructure, Inc. (a)	54	21,975
Zurn Elkay Water Solutions Corporation	349	15,664
		405,528
Health Care 20.1%
Adaptive Biotechnologies Corporation (a)	491	6,821
Alignment Healthcare, Inc. (a)	845	14,881
Arrowhead Pharmaceuticals Inc (a)	132	8,294
Ascendis Pharma A/S - ADR (a)	58	13,243
Axsome Therapeutics, Inc. (a)	160	27,027
BillionToOne, Inc. - Class A (a) (b)	61	4,784
Bridgebio Pharma, Inc. (a)	397	29,503
Brightspring Health Services, Inc. (a)	746	31,770
Canticle Pharmaceuticals, Inc. (a)	49	25,782
Cogent Biosciences, Inc. (a)	445	17,137
Cytokinetics, Incorporated (a)	86	5,648
Encompass Health Corporation	144	13,941
Glaukos Corporation (a)	144	15,454
Guardant Health, Inc. (a)	300	27,740
Halozyme Therapeutics, Inc. (a)	190	12,290
Heartflow, Inc. (a)	164	3,994
Ionis Pharmaceuticals, Inc. (a)	151	11,338
Protagonist Therapeutics, Inc. (a)	187	19,705
RadNet, Inc. (a)	159	8,907
TransMedics Group, Inc. (a)	129	12,808
		311,067
Energy 7.1%
Antero Resources Corporation (a)	369	15,664
Chord Energy Corporation	88	12,460
Kodiak Gas Services, LLC	171	9,952
Matador Resources Company	197	12,450
Par Pacific Holdings, Inc. (a)	193	12,114
Permian Resources Corporation - Class A	771	16,434
SunocoCorp LLC	64	3,945
TechnipFMC PLC	391	26,997
		110,016
Consumer Discretionary 6.8%
Academy Sports & Outdoors, Inc.	146	8,228
Boot Barn Holdings, Inc. (a)	122	17,830
CAVA Group, Inc. (a)	54	4,389
Cavco Industries, Inc. (a)	17	8,408
Les Vetements de Sport Gildan Inc. - Class A (b)	191	10,615
M/I Homes, Inc. (a)	73	8,958
Phinia Inc.	177	12,095
Red Rock Resorts, Inc. - Class A	275	14,681
Travel + Leisure Co.	220	15,227
Wyndham Hotels & Resorts, Inc.	68	5,489
		105,920
Financials 5.8%
Bancorp, Inc., The (a)	209	11,243
Bullish (a)	216	7,722
Evercore Inc. - Class A	87	26,075
Galaxy Digital Inc. - Class A (a)	329	6,073
Palomar Holdings, Inc. (a)	65	7,816
Piper Sandler Companies	353	27,025
StepStone Group Inc. - Class A	91	4,353
		90,307
Materials 3.7%
Element Solutions Inc.	491	16,761
Equinox Gold Corp.	492	7,107
ERO Copper Corp. (a)	445	11,869
MP Materials Corp. - Class A (a) (b)	277	13,392
Triple Flag Precious Metals Corp.	219	7,606
		56,735
Consumer Staples 1.2%
Andersons, Inc. , The	127	9,082
Post Holdings, Inc. (a)	94	9,262
		18,344
Utilities 0.8%
Talen Energy Corporation (a)	40	12,682
Communication Services 0.7%
CarGurus, Inc. - Class A (a)	323	11,002
Total Common Stocks (cost $1,262,508)		1,530,690
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	21,535	21,535
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	6,132	6,132
Total Short Term Investments (cost $27,667)		27,667
Total Investments 100.5% (cost $1,290,175)		1,558,357
Other Assets and Liabilities, Net (0.5)%		(7,009)
Total Net Assets 100.0%		1,551,348

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	9,805	305,533	293,803	284	—	—	21,535	1.4
JNL Government Money Market Fund, 3.63% - Class SL	—	46,614	40,482	35	—	—	6,132	0.4
	9,805	352,147	334,285	319	—	—	27,667	1.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,530,690	—	—	1,530,690
Short Term Investments	27,667	—	—	27,667
	1,558,357	—	—	1,558,357

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 49.8%
United States of America 27.5%
3M Company	10	1,405
AbbVie Inc.	14	3,068
Accenture Public Limited Company - Class A	7	1,287
Albemarle Corporation	3	628
Alnylam Pharmaceuticals, Inc. (a)	1	495
Alphabet Inc. - Class A	10	2,941
Alphabet Inc. - Class C	18	5,218
Amazon.com, Inc. (a)	42	8,803
American Express Company	5	1,524
American Homes 4 Rent - Class A	4	122
American Tower Corporation	6	982
American Water Works Company, Inc.	4	490
AMETEK, Inc.	3	622
Amphenol Corporation - Class A	9	1,099
Analog Devices, Inc.	1	184
Andersen Group Inc. - Class A (a)	1	40
AON Public Limited Company - Class A	2	645
Apple Inc. (b)	39	9,854
AppLovin Corporation - Class A (a)	1	322
Arch Capital Group Ltd. (a)	1	96
Arthur J. Gallagher & Co.	2	492
AT&T Inc.	71	2,080
AutoZone, Inc. (a)	—	1,996
AvalonBay Communities, Inc.	3	552
Baker Hughes Company - Class A	16	943
Ball Corporation	4	259
Bank of America Corporation	54	2,661
Berkshire Hathaway Inc. - Class B (a)	6	2,843
Best Buy Co., Inc.	2	129
Biogen Inc. (a)	2	317
BJ's Wholesale Club Holdings, Inc. (a)	7	643
Booking Holdings Inc.	—	994
Booz Allen Hamilton Holding Corporation - Class A	5	387
Bristol-Myers Squibb Company	41	2,443
Broadcom Inc.	19	6,114
Burlington Stores, Inc. (a)	3	853
BWXT Government Group, Inc.	3	559
Capital One Financial Corporation	2	387
Carlisle Companies Incorporated	—	83
Carnival Corporation	2	49
Carvana Co. - Class A (a)	1	272
Casey's General Stores, Inc.	1	522
CBRE Group, Inc. - Class A (a)	3	462
CDW Corp.	1	129
Celanese Corporation - Class A	5	352
Cencora, Inc.	3	813
Charles Schwab Corporation, The	28	2,651
Chemours Company, The	12	271
Chevron Corporation	4	842
Chubb Limited	—	158
Ciena Corporation (a)	2	676
Cigna Group, The	1	268
Cisco Systems, Inc.	2	138
Citigroup Inc.	1	104
Cloudflare, Inc. - Class A (a)	1	211
CME Group Inc. - Class A	7	2,188
Columbia Sportswear Company	2	118
Comfort Systems USA, Inc.	—	687
ConocoPhillips	3	392
Corning Incorporated	4	523
Corpay Inc (a)	1	380
CrowdStrike Holdings, Inc. - Class A (a)	1	281
Darden Restaurants, Inc.	—	86
Deere & Company	1	418
Diamondback Energy, Inc.	2	402
DigitalOcean Holdings, Inc. (a)	2	203
Dominion Energy, Inc.	22	1,327
DoorDash, Inc. - Class A (a)	3	458
Dover Corporation	7	1,364
e.l.f. Beauty, Inc. (a)	2	119
EastGroup Properties, Inc.	—	71
Eaton Corporation Public Limited Company	2	546
El Paso Electric Company (a)	1	3
Elevance Health, Inc.	—	105
Eli Lilly and Company	1	1,055
Emerson Electric Co.	7	867
EOG Resources, Inc.	10	1,436
EQT Corporation	10	640
Equinix, Inc.	—	142
Equipmentshare.Com Inc - Class A (a)	6	116
Exxon Mobil Corporation	24	4,016
FedEx Corporation	1	208
Fidelity National Information Services, Inc.	29	1,356
Fifth Third Bancorp	24	1,113
First Citizens BancShares, Inc. - Class A	—	121
Flowserve Corporation	7	510
Former Charter Communications Parent, Inc. - Class A (a)	2	473
Fox Corporation - Class A	10	581
Gap, Inc., The	14	335
Garmin Ltd.	1	342
Gates Industrial Corporation PLC (a)	31	693
GE HealthCare Technologies Inc.	12	826
General Dynamics Corporation	1	222
Genpact Limited	6	216
Gilead Sciences, Inc.	4	518
GoDaddy Inc. - Class A (a)	1	76
Goldman Sachs Group, Inc., The	1	727
Hayward Holdings, Inc. (a)	8	109
HCA Healthcare, Inc.	—	108
Healthpeak OP, LLC	21	348
Henry Schein, Inc. (a)	2	163
Hewlett Packard Enterprise Company	37	877
Hilton Worldwide Holdings Inc.	2	505
Host Hotels & Resorts, Inc.	3	67
Howmet Aerospace Inc.	2	546
HubSpot, Inc. (a)	3	750
Humana Inc.	1	206
Huntington Bancshares Incorporated	21	321
Insmed Incorporated (a)	5	821
Interactive Brokers Group, Inc. - Class A	6	411
Intercontinental Exchange, Inc.	3	528
International Business Machines Corporation	1	280
Intuit Inc.	1	549
Intuitive Surgical, Inc. (a)	1	522
Ionis Pharmaceuticals, Inc. (a)	2	120
IQVIA Holdings Inc (a)	4	629
ITT Inc.	4	698
J.B. Hunt Transport Services, Inc.	1	164
Jabil Inc.	1	175
James Hardie Industries Public Limited Company (a)	12	226
James Hardie Industries Public Limited Company - CHESS	2	44
Johnson & Johnson	19	4,478
Keurig Dr Pepper Inc.	2	51
Kinder Morgan, Inc.	4	119
Kinsale Capital Group, Inc.	—	114
Kontoor Brands, Inc.	8	552
Labcorp Holdings Inc.	3	847
Live Nation Entertainment, Inc. (a)	2	269
Loews Corporation	2	262
Lowe`s Companies, Inc.	10	2,307
LyondellBasell Industries N.V. - Class A	3	269
M&T Bank Corporation	1	272
Marriott International, Inc. - Class A	—	153
Marsh & Mclennan Companies, Inc.	4	670
Martin Marietta Materials, Inc.	—	127
MasterCard Incorporated - Class A	12	5,543
McDonald's Corporation	9	2,753
Media Group Holdings LLC (c) (d)	3,314	48
Medtronic, Inc.	22	1,908
Merck & Co., Inc.	6	698
Meta Platforms, Inc. - Class A	14	7,885
Mettler-Toledo International Inc. (a)	—	207
MGIC Investment Corporation	6	162

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Micron Technology, Inc.	1	221
Microsoft Corporation	24	9,068
Mid-America Apartment Communities, Inc.	5	600
Middleby Corporation, The (a)	1	139
Millicom International Cellular S.A.	6	421
Mohawk Industries, Inc. (a)	1	95
Mondelez International, Inc. - Class A	17	961
Morgan Stanley	7	1,167
Murphy USA Inc.	—	148
Natera, Inc. (a)	2	477
Netflix, Inc. (a)	14	1,300
Neurocrine Biosciences, Inc. (a)	4	580
Nexstar Media Group, Inc. - Class A	1	111
NextEra Energy, Inc.	40	3,706
Nike, Inc. - Class B	1	47
Norfolk Southern Corporation	1	242
Nuvalent, Inc. - Class A (a)	2	239
NVIDIA Corporation	97	16,937
Omnicom Group Inc.	2	154
ON Semiconductor Corporation (a)	8	494
Oracle Corporation	3	439
Packaging Corporation of America	1	175
Palo Alto Networks, Inc. (a)	3	533
Paylocity Holding Corporation (a)	1	76
PepsiCo, Inc.	10	1,526
Performance Food Group Company (a)	13	1,148
PG&E Corporation	9	156
Philip Morris International Inc.	9	1,452
Post Holdings, Inc. (a)	2	173
PPG Industries, Inc.	3	349
Procter & Gamble Company, The	4	513
Progressive Corporation, The	2	305
Public Service Enterprise Group Incorporated	1	81
Public Storage Operating Company	1	160
Quanta Services, Inc.	2	869
Quest Diagnostics Incorporated	1	293
Raymond James Financial, Inc.	1	150
Rayonier Inc.	4	86
Reddit, Inc. - Class A (a)	1	183
Regency Centers Corporation	3	229
Regeneron Pharmaceuticals, Inc.	1	858
Regions Financial Corporation	5	118
Robinhood Markets, Inc. - Class A (a)	3	241
Roblox Corporation - Class A (a)	2	111
Rocket Companies, Inc. - Class A	11	161
Roper Technologies, Inc.	2	661
RTX Corporation	7	1,306
Ryder System, Inc.	4	770
Saia, Inc. (a)	1	202
SBA Communications Corporation - Class A	1	109
ServiceNow, Inc. (a)	12	1,282
Silgan Holdings Inc.	3	133
Skyworks Solutions, Inc.	1	69
Snowflake Inc. - Class A (a)	3	384
Somnigroup International Inc.	2	175
Southwest Airlines Co.	9	323
State Street Corporation	3	317
Stryker Corporation	5	1,510
Take-Two Interactive Software, Inc. (a)	3	529
TD SYNNEX Corporation	3	497
TechnipFMC PLC	8	572
Teledyne Technologies Incorporated (a)	1	420
Teradyne, Inc.	2	618
Tesla Inc. (a) (b)	9	3,537
Texas Instruments Incorporated	2	353
Textron Inc.	1	130
The Southern Company	16	1,506
Thermo Fisher Scientific Inc.	1	429
TJX Companies, Inc., The	5	822
Toast, Inc. - Class A (a)	17	460
Trane Technologies Public Limited Company	7	2,885
TransUnion	2	157
Travelers Companies, Inc., The	1	216
Twilio Inc. - Class A (a)	2	276
U.S. Bancorp	37	1,942
UDR, Inc.	3	113
Ulta Beauty, Inc. (a)	1	484
Union Pacific Corporation	1	228
United Rentals, Inc.	1	959
UnitedHealth Group Incorporated	8	1,933
Universal Display Corporation	1	85
Universal Music Group N.V.	4	73
Valero Energy Corporation	2	519
Ventas, Inc.	8	614
Vertex Pharmaceuticals Incorporated (a)	1	652
Walmart Inc.	21	2,606
Walt Disney Company, The	26	2,467
Warner Bros. Discovery, Inc. - Series A (a)	9	245
Warner Music Group Corp. - Class A	3	80
Wells Fargo & Company (b)	36	2,859
Wesco Aircraft Holdings, Inc. (a) (e)	1	10
Western Digital Corporation	3	731
Williams Companies, Inc., The	10	748
Willscot Holdings Corporation - Class A	11	186
XCEL Energy Inc.	3	251
Yum! Brands, Inc.	10	1,459
Zoetis Inc. - Class A	2	233
		225,216
Japan 3.0%
Advantest Corporation	3	387
AEON Co., Ltd.	11	125
AGC Inc.	1	28
Aisin Corporation	2	32
Ajinomoto Co., Inc.	4	112
ANA Holdings Inc.	1	12
Asahi Group Holdings, Ltd.	6	59
Asahi Kasei Corporation	5	52
ASICS Corporation	3	78
Astellas Pharma Inc.	7	115
Bandai Namco Holdings Inc.	3	64
Bridgestone Corporation	4	92
Canon Inc.	3	95
Capcom Co., Ltd.	1	28
Central Japan Railway Company	4	101
Chubu Electric Power Co., Ltd.	3	51
Chugai Pharmaceutical Co., Ltd.	3	145
Dai Nippon Printing Co., Ltd.	2	36
Daifuku Co., Ltd.	2	53
Dai-ichi Life Holdings, Inc.	15	136
Daiichi Sankyo Company, Limited	8	134
Daikin Industries, Ltd.	1	145
Daito Trust Construction Co., Ltd.	1	23
Daiwa House Industry Co., Ltd.	2	75
Daiwa Securities Group Inc.	5	43
DENSO Corporation (f)	7	91
DISCO Corporation	—	164
East Japan Railway Company	4	96
Eisai Co., Ltd. (f)	1	35
ENEOS Holdings, Inc.	10	93
FANUC Corporation	4	135
Fast Retailing Co., Ltd.	1	277
Fuji Electric Co., Ltd.	1	42
FUJIFILM Holdings Corporation	5	93
Fujikura Ltd.	6	165
Fujitsu Limited	7	143
Hankyu Hanshin Holdings, Inc. (f)	1	32
Hikari Tsushin,Inc.	—	25
Hitachi Construction Machinery Co., Ltd.	—	14
Hitachi, Ltd.	18	531
Honda Motor Co., Ltd.	15	124
HOYA Corporation	1	246
Hulic Co., Ltd.	2	20
IBIDEN Co., Ltd.	1	50
Idemitsu Kosan Co., Ltd.	3	33
IHI Corporation	4	86
Inpex Corporation	4	107
Isuzu Motors Limited	2	33
ITOCHU Corporation	28	357
Japan Airlines Co., Ltd.	1	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Japan Exchange Group, Inc.	4	46
Japan Post Bank Co., Ltd.	7	115
Japan Post Holdings Co., Ltd.	7	83
Japan Post Insurance Co., Ltd.	3	30
Japan Real Estate Investment Corporation	—	19
Japan Tobacco Inc.	4	168
JFE Holdings, Inc.	3	30
Kajima Corporation	2	68
Kao Corporation	2	70
Kawasaki Heavy Industries, Ltd.	4	66
Kawasaki Kisen Kaisha, Ltd. (f)	1	24
KDDI Corporation	11	197
Keyence Corporation	5	1,628
Kikkoman Corporation	4	34
Kioxia Holdings Corporation (a)	1	76
Kirin Holdings Company, Limited	3	51
Komatsu Ltd. (f)	4	141
Konami Group Corporation	—	49
Kubota Corporation	5	73
KYOCERA Corporation	5	83
Kyowa Kirin Co., Ltd.	1	18
Lasertec Co., Ltd.	—	66
LY Corporation	11	27
M3, Inc.	2	17
Makita Corporation	1	36
Marubeni Corporation	7	240
MatsukiyoCocokara & Co. (f)	2	24
Minebeamitsumi Inc.	2	26
Mitsubishi Chemical Group Corporation	6	32
Mitsubishi Corporation	15	502
Mitsubishi Electric Corporation	8	268
Mitsubishi Estate Co., Ltd.	5	139
Mitsubishi HC Capital Inc.	3	23
Mitsubishi Heavy Industries, Ltd.	13	368
Mitsubishi UFJ Financial Group, Inc.	96	1,618
Mitsui & Co., Ltd.	10	393
Mitsui Fudosan Co., Ltd.	11	118
Mitsui O.S.K. Lines, Ltd. (f)	1	45
Mizuho Financial Group, Inc.	10	388
MonotaRO Co., Ltd.	1	10
MS&AD Insurance Group Holdings, Inc.	6	150
Murata Manufacturing Co., Ltd.	7	161
Nec Corporation	5	126
NEXON Co., Ltd.	2	32
Nidec Corporation	4	52
Nintendo Co., Ltd. (f)	5	261
Nippon Building Fund Inc.	—	26
Nippon Paint Holdings Co., Ltd.	4	24
Nippon Sanso Holdings Corporation	1	28
Nippon Steel Corporation (f)	21	76
Nippon Telegraph and Telephone Corporation	107	107
Nippon Yusen Kabushiki Kaisha	2	59
Nissan Motor Co., Ltd. (a)	9	18
Niterra Co., Ltd.	1	37
Nitori Holdings Co., Ltd.	2	33
Nitto Denko Corporation	3	56
Nomura Holdings, Inc.	11	88
Nomura Research Institute, Ltd.	2	45
Obayashi Corporation	3	65
OBIC Co., Ltd.	1	34
Olympus Corporation	5	43
Oracle Corporation Japan	—	5
Oriental Land Co., Ltd.	5	77
ORIX Corporation	4	125
Osaka Gas Co., Ltd.	2	65
Otsuka Corporation	1	19
Otsuka Holdings Co., Ltd.	2	135
Pan Pacific International Holdings Corporation	11	66
Panasonic Holdings Corporation	9	149
Rakuten Group, Inc. (a)	6	28
Recruit Holdings Co., Ltd.	6	237
Renesas Electronics Corporation	6	90
Resona Holdings, Inc.	9	97
SBI Holdings, Inc.	2	43
SCREEN Holdings Co., Ltd.	1	47
Secom Co., Ltd.	2	61
Sekisui Chemical Co., Ltd.	2	30
Sekisui House, Ltd.	3	56
Seven & I Holdings Co., Ltd.	9	115
Shimadzu Corporation	1	24
Shimano Inc.	—	31
Shimizu Corporation	2	41
Shin-Etsu Chemical Co., Ltd.	7	299
Shionogi & Co., Ltd.	3	76
Shiseido Company, Limited	2	31
SMC Corporation	—	78
SoftBank Corp.	109	146
SoftBank Group Corp.	15	366
Sompo Holdings, Inc.	4	143
Sony Group Corporation	60	1,240
Square Enix Holdings Co., Ltd.	1	16
Subaru Corporation.	2	35
Sumitomo Corporation	5	179
Sumitomo Electric Industries, Ltd.	3	172
Sumitomo Metal Mining Co., Ltd.	1	64
Sumitomo Mitsui Financial Group, Inc.	15	492
Sumitomo Mitsui Trust Group, Inc.	3	85
Sumitomo Realty & Development Co., Ltd.	4	111
Suntory Beverage & Food Limited	1	20
Suzuki Motor Corporation	7	89
Sysmex Corporation	2	16
T&D Holdings, Inc.	2	54
Taisei Corporation	1	62
Takeda Pharmaceutical Company Limited	6	224
TDK Corporation	8	99
Terumo Corporation	6	77
The Chiba Bank, Ltd.	3	36
The Kansai Electric Power Company, Incorporated	4	68
TIS Inc.	1	19
Toho Co., Ltd.	2	23
Tokio Marine Holdings, Inc.	38	1,774
Tokyo Electric Power Company Holdings, Inc. (a)	6	26
Tokyo Electron Limited	2	423
Tokyo Gas Co., Ltd.	1	66
Tokyu Corporation	3	31
TOPPAN Holdings Inc.	1	29
Toray Industries, Inc.	6	43
Toyo Suisan Kaisha, Ltd.	1	35
Toyota Motor Corporation	95	1,938
Toyota Tsusho Corporation	3	112
Trend Micro Incorporated	1	17
Unicharm Corporation	5	26
West Japan Railway Company	2	37
Yamaha Motor Co., Ltd.	4	27
Yaskawa Electric Corporation	1	29
Yokogawa Electric Corporation	1	25
Yokohama Financial Group, Inc.	5	40
Zensho Holdings Co., Ltd.	—	17
ZOZO, Inc. (f)	2	13
		24,720
China 2.5%
Advanced Micro-Fabrication Equipment Inc. - Class A	7	308
Alibaba Group Holding Limited (d)	131	2,043
Baidu, Inc. - Class A (a) (d)	25	339
BYD Company Limited - Class H	33	455
China Construction Bank Corporation - Class H	895	967
China Hongqiao Group Limited	71	323
China International Capital Corporation Limited - Class H (d)	125	278
China Merchants Bank Co., Ltd. - Class A	87	495
China Minsheng Banking Corp., Ltd. - Class H	471	221
China Shenhua Energy Company Limited - Class H	65	385
China Yangtze Power Co., Ltd. - Class A	63	247
Chuangxin Industries Holdings Limited (d)	45	171
Contemporary Amperex Technology Co., Limited - Class A	14	799
ENN Energy Holdings Limited	29	238
Fuyao Glass Industry Group Co., Ltd. - Class H (d)	40	305
H World Group Limited	90	455

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Jason Furniture (Hangzhou) Co., Ltd. - Class A	46	226
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	31	252
Kweichow Moutai Co., Ltd. - Class A	2	358
Loncin Motor Co., Ltd. - Class A	106	209
Midea Group Co., Ltd. - Class A	36	405
Montage Technology Co., Ltd. - Class A	12	222
NetEase, Inc.	30	677
PetroChina Company Limited - Class H	492	676
Ping An Insurance (Group) Company of China, Ltd. - Class H	148	1,148
Sieyuan Electric Co., Ltd. - Class A	11	333
Sungrow Power Supply Co., Ltd. - Class A	11	242
Tencent Holdings Limited	64	4,005
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	20	231
WuXi AppTec Co., Ltd. - Class A	28	398
WuXi Biologics (Cayman) Inc. (a) (d)	14	60
XCMG Construction Machinery Co., Ltd. - Class A	189	278
Xiaomi Corporation (a) (d)	72	297
Yum China Holdings, Inc.	11	536
Yum China Holdings, Inc.	23	1,115
Zijin Mining Group Co., Ltd. - Class H	156	713
ZTO Express (Cayman) Inc. (d) (f)	15	367
		20,777
Taiwan 2.4%
Accton Technology Corporation	8	394
ASE Technology Holding Co., Ltd.	48	516
CTBC Financial Holding Co., Ltd.	345	557
Delta Electronics, Inc.	25	1,141
Elite Material Co., Ltd.	7	596
Formosa Chemicals & Fibre Corporation	194	278
Hon Hai Precision Industry Co., Ltd.	24	146
Lotes Co., Ltd.	7	478
MediaTek Inc.	4	193
Realtek Semiconductor Corporation	22	334
Taiwan Mobile Co., Ltd.	67	229
Taiwan Semiconductor Manufacturing Company Limited - ADR	9	3,258
Taiwan Semiconductor Manufacturing Company Limited	189	10,860
Wiwynn Corporation	5	496
Zhen Ding Technology Holding Limited	41	274
		19,750
United Kingdom 1.8%
3i Group PLC	4	127
Admiral Group PLC	1	38
Anglo American PLC	4	182
Associated British Foods PLC	1	30
AstraZeneca PLC	6	1,203
Autotrader Group PLC	4	22
Aviva PLC	17	133
BAE Systems PLC	12	344
Barclays PLC	57	301
Barratt Redrow PLC	5	18
BP P.L.C.	61	482
British American Tobacco P.L.C.	9	503
BT Group PLC	25	69
Bunzl Public Limited Company	1	37
Centrica PLC	19	54
Coca-Cola Europacific Partners PLC	1	76
Compass Group PLC	7	190
CVC Capital Partners PLC (f)	3	41
Diageo PLC	9	165
Entain PLC	2	19
Experian PLC	4	127
Fiat Chrysler Automobiles N.V.	8	56
GSK PLC	16	443
Haleon PLC	36	176
Halma Public Limited Company	2	78
HSBC Holdings PLC	69	1,126
ICG PLC	1	24
Imperial Brands PLC	3	130
Informa PLC	5	50
InterContinental Hotels Group PLC	1	81
International Consolidated Airlines Group S.A.	14	64
Intertek Group PLC	1	31
J Sainsbury PLC	7	31
Kingfisher PLC	7	26
Legal & General Group PLC	27	87
Lloyds Banking Group PLC	236	292
London Stock Exchange Group PLC	2	221
M&G PLC	9	32
Melrose Industries PLC	5	32
National Grid PLC	20	335
NatWest Group PLC	110	817
Next PLC	—	78
Pearson PLC	3	35
Reckitt Benckiser Group PLC	3	175
Relx PLC	7	238
Rentokil Initial PLC	9	59
Rightmove PLC	3	17
Rolls-Royce Holdings PLC	33	505
Schroders PLC	3	26
SEGRO Public Limited Company	5	42
Severn Trent PLC	1	43
Shell PLC - Class A	85	3,986
Smith & Nephew PLC	3	55
Smiths Group PLC	1	40
Spirax Group PLC	—	26
SSE PLC	4	151
Standard Chartered PLC	7	155
Standard Life PLC	3	27
Tesco PLC	26	165
The Sage Group PLC.	4	43
Unilever PLC	9	487
United Utilities PLC	3	47
Vodafone Group Public Limited Company	81	122
Weir Group PLC(The)	1	39
Wise PLC - Class A (a)	3	33
		14,887
South Korea 1.5%
APR Co., Ltd.	2	350
Coupang, Inc. - Class A (a)	6	122
DB Insurance Co., Ltd.	2	192
Hana Financial Group Co., Ltd.	5	359
HD Hyundai Electric Co., Ltd.	—	266
Hugel, Inc. (a)	1	126
Hyundai Glovis Co., Ltd.	2	242
JB Financial Group Co., Ltd.	15	289
JYP Entertainment Corporation	4	155
KakaoBank Corp.	14	218
KIA Corporation	8	794
Korea Aerospace Industries, Ltd.	4	455
KT Corporation	4	149
KT Corporation - ADR	18	392
RigaChem Bioscience Co., Ltd. (a)	1	121
Samsung Biologics Co., Ltd. (a)	—	209
Samsung Electronics Co., Ltd.	44	5,206
SK Hynix Inc.	5	2,677
		12,322
Germany 1.5%
Adidas AG - Class N	1	115
Allianz SE	2	646
BASF SE - Class N	4	217
Bayer Aktiengesellschaft - Class N	4	169
Bayerische Motoren Werke Aktiengesellschaft	1	105
Beiersdorf Aktiengesellschaft	—	34
BioNTech SE - ADR (a)	—	35
COMMERZBANK Aktiengesellschaft	3	126
Continental Aktiengesellschaft	—	30
Daimler Truck Holding AG	2	85
Deutsche Bank Aktiengesellschaft - Class N	8	227
Deutsche Borse Aktiengesellschaft - Class N	10	2,933
Deutsche Post AG - Class N	4	195
Deutsche Telekom AG - Class N	13	494
E.ON SE - Class N	9	194
Fresenius SE & Co. KGaA	2	85
Hannover Ruck SE - Class N	—	75
Heidelberg Materials AG	1	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Henkel AG & Co. KGaA	—	28
Infineon Technologies AG - Class N	17	776
Mercedes-Benz Group AG - Class N	3	163
MERCK Kommanditgesellschaft auf Aktien	1	65
MTU Aero Engines AG - Class N	—	73
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	4	2,609
Rheinmetall Aktiengesellschaft	—	309
RWE Aktiengesellschaft	3	178
SAP SE	4	703
Siemens Aktiengesellschaft - Class N	3	715
Siemens Energy AG	3	520
Siemens Healthineers AG (d)	1	46
Talanx Aktiengesellschaft	—	31
Vonovia SE	3	84
		12,173
France 1.3%
Aeroports de Paris	—	17
Airbus SE	2	443
Amundi (d)	—	21
AXA	7	315
Biomerieux S.A.	—	19
BNP Paribas	4	386
Bollore SE	3	16
Bouygues	1	43
Bureau Veritas	1	37
Capgemini France	1	80
Compagnie de Saint-Gobain	2	149
Compagnie Generale des Etablissements Michelin	3	92
Credit Agricole S.A.	4	84
Danone	3	206
Dassault Aviation	—	26
Dassault Systemes	3	53
Engie	7	240
EssilorLuxottica	1	273
Hermes International	—	259
Kering	—	85
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	2	473
Legrand	1	162
L'Oreal	1	395
LVMH Moet Hennessy Louis Vuitton	3	1,829
Orange	7	150
Pernod Ricard	1	59
Publicis Groupe S.A.	1	73
Safran	6	1,863
Sanofi	4	434
Sartorius Stedim Biotech	—	20
Schneider Electric SE	2	588
Societe Generale	3	200
Thales	—	112
TotalEnergies SE	8	721
Veolia Environnement	3	96
VINCI	2	297
		10,316
India 1.0%
Axis Bank Limited	21	261
Axis Bank Limited - GDR (d)	7	429
Bajaj Finance Limited	53	458
Biocon Limited	55	214
Blue Star Limited	10	181
CG Power and Industrial Solutions Limited	31	218
Coforge Limited	15	183
Cyient Limited	17	137
Dr. Reddy's Laboratories Limited - ADR	14	201
HDFC Bank Limited	70	558
HDFC Bank Limited - ADR	34	852
Hindalco Industries Limited	33	316
Indian Hotels Company Limited, The	33	203
IndusInd Bank Ltd. (a)	21	171
Infosys Limited - ADR (f)	16	222
Infosys Limited	12	157
Mahindra and Mahindra Limited	19	600
Max Financial Services Limited (a)	26	414
NTPC Limited	120	476
Reliance Industries Limited - GDR (d)	10	569
Reliance Industries Limited	35	514
SBI Life Insurance Company Limited (d)	15	283
UltraTech Cement Limited	2	268
Varun Beverages Limited	68	281
		8,166
Switzerland 0.9%
ABB Ltd. - Class N	6	508
Alcon AG	2	149
Amrize AG	3	176
Amrize AG	2	118
Coca-Cola HBC AG	1	71
Compagnie Financiere Richemont S.A.	2	378
EMS-Chemie Holding AG	—	24
Galderma Group AG	1	104
Geberit AG - Class N	—	90
Givaudan S.A. - Class N	—	112
Glencore PLC	38	291
Holcim AG	2	163
Julius Bar Gruppe AG - Class N	1	58
Kuhne & Nagel International AG (f)	—	43
Lonza Group AG	—	179
Nestle S.A. - Class N	10	1,013
Novartis AG - Class N	8	1,156
Partners Group Holding AG	—	93
Roche Holding AG	3	1,091
Roche Holding AG	—	48
Sandoz Group AG	2	129
Schindler Holding AG - Class N	—	26
SGS S.A.	1	64
Sika AG	1	106
Sonova Holding AG	—	44
Straumann Holding AG - Class N (f)	—	45
Swiss Life Holding AG - Class N	—	154
Swiss Re AG (f)	1	201
Swisscom AG - Class N	—	85
UBS Group AG	12	484
Zurich Insurance Group AG - Class N	1	403
		7,606
Netherlands 0.9%
Adyen N.V. (a) (d)	—	119
ASM International N.V.	—	131
ASML Holding N.V.	4	4,723
DSM-Firmenich AG	1	69
Exor Nederland N.V.	—	28
HAL Trust	—	29
Heineken Holding N.V.	1	37
Heineken N.V.	5	360
ING Groep N.V.	12	303
JDE Peet's N.V.	1	23
Koninklijke Ahold Delhaize N.V.	3	162
Koninklijke KPN N.V.	15	86
Koninklijke Philips N.V.	3	87
NN Group N.V.	1	83
NXP Semiconductors N.V.	4	778
Prosus N.V. - Class N	4	208
STMicroelectronics N.V.	3	86
uniQure N.V. (a)	2	31
Wolters Kluwer N.V. - Class C	1	69
		7,412
Australia 0.9%
ANZ Group Holdings Limited	12	299
Aristocrat Leisure Limited	2	79
ASX Limited	1	28
Australian Pipeline Trust	5	36
BHP Group Limited	19	683
BlueScope Steel Limited	2	32
Brambles Limited	5	86
Cochlear Limited	—	29
Coles Group Limited	5	80
Commonwealth Bank of Australia	7	781
Computershare Limited	2	43
CSL Limited	2	191

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Evolution Mining Limited	8	72
Fortescue Ltd.	6	90
Goodman Funding Pty Ltd.	8	139
GPT Management Holdings Limited	8	24
Insurance Australia Group Limited	9	48
Lottery Corporation Limited, The	9	33
Macquarie Group Limited	1	205
Medibank Private Limited	11	33
Mirvac Limited	15	19
National Australia Bank Limited	12	353
Northern Star Resources Ltd.	6	82
Orica Limited	2	27
Origin Energy Limited	7	59
Pro Medicus Limited	—	18
Qantas Airways Limited	3	17
QBE Insurance Group Limited	6	88
REA Group Ltd. (f)	—	22
Rio Tinto Limited	1	167
Rio Tinto PLC	20	1,869
Santos Limited	12	68
Scentre Group Limited	21	48
SEEK Limited	1	12
SGH Limited	1	23
Sigma Healthcare Ltd.	22	41
Sonic Healthcare Limited	2	26
South32 Limited	18	54
Stockland Corporation Ltd.	9	28
Suncorp Group Limited	4	48
Telstra Group Limited	16	59
TPG Corporation Limited	2	5
Transurban Holdings Limited	12	120
Vicinity Centres RE Ltd.	14	24
Wesfarmers Limited	5	230
Westpac Banking Corporation	14	376
WHSP Holdings Ltd.	1	35
WiseTech Global Limited	1	19
Woodside Energy Group Ltd.	8	181
Woolworths Group Limited	5	123
		7,252
Sweden 0.6%
AB Sagax - Class B	1	15
Aktiebolaget Industrivarden - Class A	—	22
Aktiebolaget Industrivarden - Class C (f)	1	34
Aktiebolaget SKF - Class A	—	1
Aktiebolaget SKF - Class B	1	34
Aktiebolaget Volvo - Class A	1	25
Aktiebolaget Volvo - Class B (f)	47	1,532
Alfa Laval AB	1	59
ASSA ABLOY AB - Class B	4	152
Atlas Copco Aktiebolag - Class A	10	179
Atlas Copco Aktiebolag - Class B	6	98
Axfood AB (f)	—	15
Boliden AB (a)	1	59
Epiroc Aktiebolag - Class A	2	61
Epiroc Aktiebolag - Class B	2	33
EQT AB (d)	3	86
Essity Aktiebolag (publ) - Class A	—	2
Essity Aktiebolag (publ) - Class B	2	61
Evolution AB (publ) (d)	1	45
Fastighets AB Balder - Class B (a)	3	16
G&L Beijer Ref AB - Class B (f)	1	20
H & M Hennes & Mauritz AB - Class B (f)	2	37
Hexagon Aktiebolag - Class B	8	82
Holmen Aktiebolag - Class B (f)	—	11
Indutrade Aktiebolag (f)	1	24
Investmentaktiebolaget Latour - Class B	1	12
Investor Aktiebolag - Class A	3	102
Investor Aktiebolag - Class B	7	275
L E Lundbergforetagen Aktiebolag (publ) - Series B	—	17
Lifco AB (Publ) - Class B	1	27
NIBE Industrier AB - Class B	7	27
Nordnet AB	1	20
SAAB Aktiebolag - Class B (f)	1	97
Sandvik Aktiebolag	4	149
Securitas AB - Class B	2	35
Skandinaviska Enskilda Banken AB - Class A (f)	5	98
Skanska AB - Class B (f)	1	35
Spotify Technology S.A. (a)	1	402
SSAB AB - Class A	1	7
SSAB AB - Class B	2	18
Svenska Cellulosa Aktiebolaget SCA - Class B (f)	2	22
Svenska Handelsbanken AB - Class A (f)	5	71
Svenska Handelsbanken AB - Class B	—	—
Swedbank AB - Class A	4	131
Swedish Orphan Biovitrum AB (Publ) (a)	1	27
Tele2 AB - Class B	2	45
Telefonaktiebolaget LM Ericsson - Class A	—	2
Telefonaktiebolaget LM Ericsson - Class B (f)	10	118
Telia Company AB (f)	9	47
Trelleborg AB - Class B	1	30
		4,517
Hong Kong 0.5%
AIA Group Limited	75	824
Budweiser Brewing Company APAC Limited (d) (f)	7	6
CK Asset Holdings Limited	8	46
CK Hutchison Holdings Limited	10	81
CK Infrastructure Holdings Limited	2	16
CLP Holdings Limited	8	70
Henderson Land Development Company Limited	5	19
HKT Trust	14	22
Hong Kong And China Gas Company Limited -The-	43	39
Hong Kong Exchanges and Clearing Limited	36	1,817
Jardine Matheson Holdings Limited	1	48
Link Real Estate Investment Trust	10	46
MTR Corporation Limited (f)	7	27
Power Assets Holdings Limited	6	43
Sino Land Company Limited	18	26
Sun Hung Kai Properties Limited	7	117
Swire Pacific Limited - Class A	2	16
Swire Pacific Limited - Class B	3	4
Swire Properties Limited	5	13
Techtronic Industries Company Limited	26	344
WH Group Limited (d)	30	40
Wharf (Holdings) Limited, The (f)	5	14
Wharf Real Estate Investment Company Limited	6	17
		3,695
Brazil 0.4%
B3 S.A. - Brasil, Bolsa, Balcao	186	662
Banco do Brasil S.A.	59	260
Banco Santander (Brasil) S.A.	61	363
Centrais Eletricas Brasileiras S/A - Eletrobras	43	485
Localiza Rent A Car S/A	42	378
Motiva Infraestrutura De Mobilidade S.A.	96	293
NU Holdings Ltd. - Class A (a)	26	376
Raia Drogasil S.A.	53	239
Telefonica Brasil S.A.	56	444
		3,500
Spain 0.4%
ACS, Actividades de Construccion y Servicios, S.A.	1	108
AENA S.M.E., S.A.	3	87
Amadeus IT Holding, S.A. (d)	2	99
Banco Bilbao Vizcaya Argentaria Sociedad Anonima	23	495
Banco Santander, S.A.	59	655
CaixaBank, S.A.	14	169
Cellnex Telecom, S.A. (d)	2	73
EDP Renovaveis, S.A. (f)	1	16
Endesa, S.A.	1	52
Ferrovial SE	2	118
Iberdrola, Sociedad Anonima	24	558
Industria de Diseno Textil, S.A.	4	255
Naturgy Energy Group S.A. (f)	—	13
Repsol S.A.	4	124
Telefonica, S.A. (f)	18	77
		2,899
Singapore 0.3%
Capitaland Ascendas REIT	14	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Capitaland Group Pte. Ltd.	24	42
Capitaland Investment Limited	9	18
DBS Group Holdings Ltd.	36	1,618
Genting Singapore Limited (f)	23	12
Jardine Cycle & Carriage Limited	—	11
Keppel Ltd.	6	53
Mpact Treasury Company Pte. Ltd. (d)	9	9
Oversea-Chinese Banking Corporation Limited	13	223
Sea Limited - Class A - ADR (a)	2	185
Singapore Airlines Limited	6	30
Singapore Exchange Limited	3	52
Singapore Technologies Engineering Ltd.	6	51
Singapore Telecommunications Limited	33	127
United Overseas Bank Limited	5	152
Wilmar International Limited	7	22
		2,632
South Africa 0.3%
ABSA Group	31	448
Capitec Bank Holdings	1	274
Gold Fields Limited	15	694
Gold Fields Limited - ADR	10	438
MTN Group	28	328
Sanlam	41	217
Woolworths Holdings Limited	56	168
		2,567
Italy 0.3%
A2a S.P.A.	6	17
Assicurazioni Generali Societa' Per Azioni	4	143
Banca Mediolanum SpA	1	16
Banca Monte dei Paschi di Siena S.p.A.	8	72
Banco BPM Societa' Per Azioni (f)	5	72
Bper Banca S.P.A.	5	68
Buzzi S.p.A.	—	16
Davide Campari-Milano N.V.	2	16
ENEL - SPA	31	336
Eni S.P.A.	8	220
Ferrari N.V.	1	170
Finecobank Banca Fineco S.P.A.	2	54
Infrastrutture Wireless Italiane S.p.A. (d) (f)	1	10
Intesa Sanpaolo SPA	61	370
Leonardo S.p.A.	2	108
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	—	9
Moncler S.p.A.	1	52
Poste Italiane - Societa' Per Azioni (d)	2	43
Prysmian S.p.A.	1	133
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	22
Snam S.p.A.	9	65
Telecom Italia S.p.A.	50	35
Terna - Rete Elettrica Nazionale Societa Per Azioni	6	64
Unicredit, Societa' Per Azioni	6	434
		2,545
Denmark 0.3%
A.P. Moller - Maersk A/S - Class A (f)	—	29
A.P. Moller - Maersk A/S - Class B (f)	—	30
Carlsberg A/S - Class B	—	46
Coloplast A/S - Class B	1	37
Danske Bank A/S	3	125
DSV A/S	1	186
Genmab A/S (a)	—	67
Novo Nordisk A/S - Class B	33	1,234
Novozymes A/S - Class B	1	82
Orsted A/S (a) (d)	2	45
Pandora A/S (f)	—	22
Tryg A/S	1	29
Vestas Wind Systems A/S	4	116
		2,048
Mexico 0.1%
Arca Continental S.A.B. de C.V. (f)	23	266
Fresnillo PLC	1	33
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	1	364
Regional, S.A.B. De C.V.	41	349
		1,012
Finland 0.1%
Elisa Oyj	1	28
Fortum Oyj (f)	2	44
Kesko Oyj - Class A	—	8
Kesko Oyj - Class B	1	23
Kone Corporation - Class B	1	90
Metso Oyj	3	48
Neste Oyj	2	55
Nokia Oyj	20	162
Nordea Bank Abp (f)	13	221
Orion Oyj - Class A	—	8
Orion Oyj - Class B	—	34
Sampo Oyj - Class A	10	108
Stora Enso Oyj - Class R (f)	2	28
UPM-Kymmene Oyj	2	65
Wartsila Oyj Abp	2	71
		993
Saudi Arabia 0.1%
Al Rajhi Banking and Investment Corporation	34	965
Belgium 0.1%
Ackermans	—	26
Ageas SA/NV	1	50
Anheuser-Busch InBev	4	270
Argenx SE (a)	—	180
D'Ieteren Group	—	15
Elia Group	—	25
Groep Brussel Lambert	—	29
KBC Groep	1	122
Lotus Bakeries	—	23
Sofina	—	15
Syensqo (f)	—	16
U C B	—	145
Warehouses De Pauw	1	18
		934
Indonesia 0.1%
PT. Bank Central Asia Tbk	1,620	620
PT. Telekomunikasi Indonesia (Persero) Tbk	1,485	271
		891
Ireland 0.1%
AerCap Holdings N.V.	4	595
Kerry Group Public Limited Company - Class A	1	46
Kingspan Group Public Limited Company	1	52
Smurfit Westrock Public Limited Company	4	143
		836
Hungary 0.1%
OTP Bank Nyrt.	6	681
Norway 0.1%
Aker BP ASA	1	45
DNB Bank ASA	3	92
Equinor ASA	3	132
Gjensidige Forsikring ASA	1	19
Kongsberg Gruppen ASA	2	74
Mowi ASA	2	40
Norsk Hydro ASA	5	54
Orkla ASA	3	34
SalMar ASA	—	17
Storebrand ASA	2	30
Telenor ASA	2	44
Var Energi ASA	3	17
Vend Marketplaces ASA - Class B	1	20
Yara International ASA	1	38
		656
Israel 0.1%
Azrieli Group Ltd.	—	18
Bank Hapoalim B.M.	5	123
Bank Leumi Le-Israel B.M.	6	133
Elbit Systems Ltd.	—	81
ICL Group Ltd.	3	14
Israel Discount Bank Limited	5	50
Mizrahi Tefahot Bank Ltd.	1	41

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Nice Ltd. (a)	—	28
Teva Pharmaceutical Industries Ltd. (a)	5	137
		625
United Arab Emirates 0.1%
Abu Dhabi Islamic Bank	37	208
Adnoc Drilling Company PJSC	115	161
Americana Restaurants International PLC	371	188
		557
Greece 0.1%
Piraeus Bank S.A. (a)	64	518
Peru 0.1%
Intergroup Financial Services Corp.	9	434
Turkey 0.1%
BIM Birlesik Magazalar Anonim Sirketi - Class A	17	267
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	26	150
		417
Poland 0.1%
Allegro.eu (a) (d)	2	17
Bank Polska Kasa Opieki - Spolka Akcyjna	1	49
Dino Polska Spolka Akcyjna (a) (d)	2	17
ING Bank Slaski Spolka Akcyjna	—	13
KGHM Polska Miedz Spolka Akcyjna (a)	1	40
LPP Spolka Akcyjna	—	36
Orlen S A	2	84
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	3	81
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	2	39
Santander Bank Polska Spolka Akcyjna	—	24
		400
Argentina 0.1%
MercadoLibre, Inc. (a)	—	318
Tenaris S.A.	1	38
		356
Malaysia 0.0%
Malayan Banking Berhad	120	336
Canada 0.0%
Shopify Inc. - Class A (a)	1	162
Wheaton Precious Metals Corp.	1	131
		293
Portugal 0.0%
EDP, S.A.	11	58
Galp Energia, SGPS, S.A. - Class B	2	40
Jeronimo Martins, SGPS S.A.	8	193
		291
Austria 0.0%
Andritz AG (f)	—	18
BAWAG Group AG (d)	—	46
Erste Group Bank AG (f)	1	129
OMV Aktiengesellschaft (f)	1	41
Raiffeisen Bank International AG (f)	1	25
Telekom Austria Aktiengesellschaft	—	4
Verbund AG (f)	—	20
		283
Thailand 0.0%
PTT Global Chemical Public Company Limited - NVDR	201	224
Kazakhstan 0.0%
Joint Stock Company Kaspi.Kz - ADR (d)	2	159
New Zealand 0.0%
Auckland International Airport Limited	6	28
Fisher & Paykel Healthcare Corporation Limited	2	47
Meridian Energy Limited	5	16
		91
Luxembourg 0.0%
ArcelorMittal	2	87
Chile 0.0%
Antofagasta PLC	1	62
Macau 0.0%
Galaxy Entertainment Group Limited	9	41
Sands China Ltd.	8	18
		59
Colombia 0.0%
Zijin Gold International Company Limited	2	36
Czech Republic 0.0%
CSG N.V. - Class A (a)	1	17
Russian Federation 0.0%
Evraz PLC (a) (d) (e)	1	—
Public Joint Stock Company Severstal - GDR (a) (d) (e)	15	—
Total Common Stocks (cost $406,775)		407,213
CORPORATE BONDS AND NOTES 21.1%
United States of America 16.5%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (g)	642	612
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (g)	471	480
Acrisure, LLC
4.25%, 02/15/29 (g)	495	466
7.50%, 11/06/30 (g)	639	637
Adient Global Holdings Ltd.
7.00%, 04/15/28 (g)	257	261
ADT Security Corporation, The
4.13%, 08/01/29 (g)	583	557
Advance Auto Parts, Inc.
7.00%, 08/01/30 (g)	564	571
Aethon United BR LP
7.50%, 10/01/29 (g)	565	590
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (g)	637	639
7.00%, 01/15/31 (g)	376	379
Allied Universal Holdco LLC
6.88%, 06/15/30 (g)	895	906
Alta Equipment Group Inc.
9.00%, 06/01/29 (g)	444	393
American Airlines, Inc.
7.25%, 02/15/28 (g)	34	34
5.75%, 04/20/29 (g)	961	953
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	487	464
American Express Company
4.46%, 02/10/32	1,123	1,113
AmeriGas Partners, L.P.
9.50%, 06/01/30 (g)	422	446
AmWINS Group, Inc.
6.38%, 02/15/29 (g)	393	396
4.88%, 06/30/29 (g)	150	144
Antero Resources Corporation
5.38%, 03/01/30 (g)	700	703
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (g)	557	557
9.75%, 04/15/30 (g)	41	43
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (g)	508	459
APLD ComputeCo LLC
9.25%, 12/15/30 (g)	627	646
Arbor Realty SR, Inc.
7.88%, 07/15/30 (g)	438	405
Arches Buyer Inc.
4.25%, 06/01/28 (g)	332	319
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (g)	403	383
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (g)	218	211
Athene Global Funding
2.88%, 07/21/28, EUR (d)	644	720
Avantor, Inc.
4.63%, 07/15/28 (g)	501	488
Avis Budget Car Rental, LLC
4.75%, 04/01/28 (g)	69	67
8.25%, 01/15/30 (f) (g)	706	710

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Axalta Coating Systems, LLC
4.75%, 06/15/27 (g)	287	285
Axon Enterprise, Inc.
6.13%, 03/15/30 (g)	572	582
B&G Foods, Inc.
5.25%, 09/15/27	14	13
8.00%, 09/15/28 (g)	522	514
Ball Corporation
6.00%, 06/15/29	496	503
Bank of America Corporation
5.05%, 02/06/37	719	709
Bausch + Lomb Corporation
8.38%, 10/01/28 (g)	618	638
Bausch Health Companies Inc.
11.00%, 09/30/28 (g)	82	84
Beacon Mobility Corp.
7.25%, 08/01/30 (g)	421	435
Bellring Intermediate Holdings, Inc.
7.00%, 03/15/30 (g)	355	355
Block, Inc.
5.63%, 08/15/30 (g)	636	632
Boyd Gaming Corporation
4.75%, 12/01/27	317	313
Brandywine Operating Partnership, L.P.
8.88%, 04/12/29	434	439
Caesars Entertainment, Inc.
4.63%, 10/15/29 (f) (g)	661	636
7.00%, 02/15/30 (g)	500	506
California Resources Corporation
8.25%, 06/15/29 (g)	330	345
Capstone Borrower, Inc.
8.00%, 06/15/30 (g)	497	475
Carnival Corporation
5.13%, 05/01/29 (g)	639	632
5.75%, 03/15/30 (g)	259	260
CCO Holdings, LLC
6.38%, 09/01/29 (g)	650	651
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (g)	386	381
Celanese US Holdings LLC
6.85%, 11/15/28 (h) (i) (j)	15	16
6.50%, 04/15/30 (f)	822	838
7.05%, 11/15/30 (h) (i) (j)	452	477
Central Parent Inc.
7.25%, 06/15/29 (g)	26	19
Century Communities, Inc.
3.88%, 08/15/29 (g) (j)	221	207
Chart Industries, Inc.
7.50%, 01/01/30 (g)	97	101
Charter Communications Operating, LLC
2.80%, 04/01/31	1,295	1,163
6.65%, 02/01/34	193	201
Chemours Company, The
5.75%, 11/15/28 (g)	116	115
4.63%, 11/15/29 (g)	342	321
Chevron Phillips Chemical Company LLC
3.40%, 12/01/26 (g)	52	52
Cinemark USA, Inc.
5.25%, 07/15/28 (g)	495	491
Cipher Compute LLC
7.13%, 11/15/30 (g)	756	783
Citigroup Inc.
4.54%, 09/19/30	1,610	1,605
Civitas Resources, Inc.
8.63%, 11/01/30 (g)	284	299
Clarios Global LP
6.75%, 02/15/30 (g)	289	295
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (g)	249	235
4.88%, 07/01/29 (g)	611	531
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30 (g)	507	530
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (g)	689	689
6.75%, 04/15/30 (g)	18	18
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	1,466	1,424
9.00%, 09/30/29 (g)	834	805
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (g)	851	795
Coinbase Global, Inc.
3.38%, 10/01/28 (g)	594	555
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (g)	619	620
Community Health Systems, Inc.
5.25%, 05/15/30 (g)	730	688
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (g) (k)	69	64
Compass Minerals International, Inc.
8.00%, 07/01/30 (g)	478	494
Comstock Resources, Inc.
6.75%, 03/01/29 (g)	803	791
5.88%, 01/15/30 (g)	66	64
Coreweave, Inc.
9.25%, 06/01/30 (g)	791	769
CP Atlas Buyer, Inc.
9.75%, 07/15/30 (g)	419	392
Credit Acceptance Corporation
6.63%, 03/15/30 (g)	591	574
CrossCountry Intermediate HoldCo, LLC
6.50%, 10/01/30 (g)	542	517
CSC Holdings, LLC
11.75%, 01/31/29 (g)	1,007	729
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (g)	309	309
Darling Ingredients Inc.
6.00%, 06/15/30 (g)	333	336
Dealer Tire, LLC
8.00%, 02/01/28 (g)	26	25
Delek Logistics Partners, LP
8.63%, 03/15/29 (g)	536	554
Digital Stout Holding, LLC
3.30%, 07/19/29, GBP (d)	117	145
DIRECTV Financing, LLC
5.88%, 08/15/27 (g)	758	758
8.88%, 02/01/30 (g)	1,158	1,152
Discovery Communications, LLC
3.63%, 05/15/30	935	869
DISH DBS Corporation
7.38%, 07/01/28	951	922
DISH Network Corporation
11.75%, 11/15/27 (g)	1,147	1,181
Duke Energy Corporation
3.10%, 06/15/28, EUR	386	442
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (g)	750	741
Dycom Industries, Inc.
4.50%, 04/15/29 (g)	272	263
Edgewell Personal Care Colombia S A S
4.13%, 04/01/29 (g)	467	441
Elastic N.V.
4.13%, 07/15/29 (g)	493	462
Ellucian Holdings Inc.
6.50%, 12/01/29 (g)	510	498
Encore Capital Group, Inc.
8.50%, 05/15/30 (g)	206	218
Energy Transfer LP
7.13%, 10/01/54	150	152
Enova International, Inc.
9.13%, 08/01/29 (g)	424	435
EQT Corporation
4.50%, 01/15/29	123	123
Equipmentshare.Com Inc
9.00%, 05/15/28 (g)	579	597
Equitable Financial Life Global Funding
0.60%, 06/16/28, EUR (d)	685	736
EverArc Escrow
5.00%, 10/30/29 (g)	270	263
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (g)	505	527

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Ferrellgas Escrow, LLC
5.88%, 04/01/29 (g)	59	56
Fiserv Funding Unlimited Company
2.88%, 06/15/28, EUR	415	471
Flash Compute LLC
7.25%, 12/31/30 (g)	657	659
Ford Motor Company
3.25%, 02/12/32	150	130
Ford Motor Credit Company LLC
3.78%, 09/16/29, EUR	162	184
5.75%, 04/06/33	200	197
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (g)	638	638
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (g)	728	737
Gap, Inc., The
3.63%, 10/01/29 (g)	533	497
Gen Digital Inc.
6.75%, 09/30/27 (g)	633	634
Genting New York LLC
7.25%, 10/01/29 (g)	269	269
GEO Group, Inc., The
8.63%, 04/15/29	475	493
Getty Images, Inc.
10.50%, 11/15/30 (g)	600	542
Global Payments Inc.
4.88%, 03/17/31, EUR	238	279
Gray Media, Inc.
10.50%, 07/15/29 (g)	597	636
Group 1 Automotive, Inc.
4.00%, 08/15/28 (g)	457	442
Herbalife International, Inc.
12.25%, 04/15/29 (g)	33	35
4.88%, 06/01/29 (g)	698	652
Herc Holdings Inc.
6.63%, 06/15/29 (g)	591	599
7.00%, 06/15/30 (g)	360	369
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (g)	459	403
Hess Infrastructure Partners LP
5.88%, 03/01/28 (g)	332	333
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (g)	39	37
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (g)	552	524
Hologic Inc
6.00%, 01/31/33 (e) (l)	22	9
HUB International Limited
7.25%, 06/15/30 (g)	1,054	1,081
Icahn Enterprises L.P.
5.25%, 05/15/27	415	407
10.00%, 11/15/29 (g)	362	356
Imola Merger Corporation
4.75%, 05/15/29 (g)	783	761
Iron Mountain Incorporated
5.00%, 07/15/28 (g)	566	560
ITT Holdings LLC
6.50%, 08/01/29 (g)	172	167
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (g)	670	653
Jefferies Finance LLC
5.00%, 08/15/28 (g)	388	362
KeHE Distributors, LLC
9.00%, 02/15/29 (g)	542	564
Kinetik Holdings LP
6.63%, 12/15/28 (g)	750	761
Lamar Media Corp.
3.75%, 02/15/28	317	308
Lifepoint Health, Inc.
11.00%, 10/15/30 (g)	205	220
Light & Wonder, Inc.
6.63%, 03/01/30 (g)	506	434
Lindblad Expeditions, LLC
7.00%, 09/15/30 (g)	482	490
Lithia Motors, Inc.
3.88%, 06/01/29 (g)	22	21
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (g)	326	324
Magnera Corporation
4.75%, 11/15/29 (f) (g)	480	433
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (g)	987	987
9.25%, 04/15/30 (g)	351	326
MGM Resorts International
6.13%, 09/15/29	526	528
Midcap Financial Issuer Trust
6.50%, 05/01/28 (g)	301	292
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (g)	81	79
Millennium Escrow Corporation
6.63%, 08/01/26 (g)	332	309
Millrose Properties, Inc.
6.38%, 08/01/30 (g)	620	618
MIWD Holdco II LLC
5.50%, 02/01/30 (g)	471	407
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (g)	29	30
Molina Healthcare, Inc.
4.38%, 06/15/28 (g)	325	314
Morgan Stanley
1.51%, 07/20/27	125	124
3.79%, 03/21/30, EUR (d)	409	475
5.07%, 01/30/37	259	254
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (g)	930	921
MVC Acquisition Corp.
5.75%, 08/01/28 (g)	517	511
Nabors Industries, Inc.
9.13%, 01/31/30 (g)	464	488
Navient Corporation
5.50%, 03/15/29 (f)	681	624
9.38%, 07/25/30	54	52
NCL Corporation Ltd.
7.75%, 02/15/29 (g)	268	278
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (g)	573	613
Neptune BidCo US Inc.
9.29%, 04/15/29 (g)	910	913
NESCO Holdings II, Inc.
5.50%, 04/15/29 (g)	567	554
Newell Brands Inc.
8.50%, 06/01/28 (g)	323	333
6.38%, 05/15/30 (f)	776	745
Nexstar Media Group, Inc.
4.75%, 11/01/28 (g)	324	319
NFE Financing LLC
0.00%, 11/15/29 (a) (g) (m)	652	295
NGL Energy Operating LLC
8.13%, 02/15/29 (g)	414	426
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (g)	499	490
5.63%, 09/29/28 (g)	418	409
6.13%, 09/30/30 (g)	253	243
Noble Finance II LLC
8.00%, 04/15/30 (g)	622	641
Novelis Corporation
6.88%, 01/30/30 (g)	144	145
ON Semiconductor Corporation
3.88%, 09/01/28 (g)	10	10
OneMain Finance Corporation
3.50%, 01/15/27	767	752
ONEOK, Inc.
5.38%, 06/01/29	500	509
6.50%, 09/01/30 (g)	200	212
Onesky Flight, LLC
8.88%, 12/15/29 (g)	178	184
Oracle Corporation
5.70%, 02/04/36	155	149
6.70%, 02/04/56	388	360

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Organon & Co.
4.13%, 04/30/28 (g)	811	786
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (g)	101	101
Pagaya Us Holding Company LLC
8.88%, 08/01/30 (f) (g)	443	318
Paramount Global
6.38%, 03/30/62	543	396
Park Intermediate Holdings LLC
5.88%, 10/01/28 (g)	197	196
Pattern Energy Group Inc.
4.50%, 08/15/28 (g)	306	298
PBF Holding Company LLC
9.88%, 03/15/30 (f) (g)	615	659
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (g)	39	40
7.13%, 11/15/30 (g)	163	163
Penske Automotive Group, Inc.
3.75%, 06/15/29	87	83
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (g)	125	124
PG&E Corporation
5.00%, 07/01/28	586	581
PRA Group, Inc.
8.88%, 01/31/30 (g)	470	475
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (g)	681	705
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (g)	318	310
Primo Water Holdings Inc.
4.38%, 04/30/29 (g)	115	112
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (g)	136	137
Rand Parent, LLC
8.50%, 02/15/30 (g)	513	527
RITHM Capital Corp.
8.00%, 04/01/29 (g)	589	580
Roblox Corporation
3.88%, 05/01/30 (g)	599	563
Rocket Companies, Inc.
6.13%, 08/01/30 (g)	643	649
Rocket Mortgage, LLC
2.88%, 10/15/26 (g)	395	390
Rocket Software, Inc.
9.00%, 11/28/28 (g)	536	535
Sabre Financial Borrower, LLC
11.13%, 06/15/29 (g)	267	273
Sabre GLBL Inc.
11.13%, 07/15/30 (g)	683	579
Safeway Inc.
3.50%, 03/15/29 (g)	156	149
SBA Communications Corporation
3.13%, 02/01/29	701	664
Scih Salt Holdings Inc.
4.88%, 05/01/28 (g)	574	566
Sealed Air Corporation
6.13%, 02/01/28 (g)	491	497
Simmons Foods, Inc.
4.63%, 03/01/29 (g)	292	281
Sirius XM Radio LLC
4.00%, 07/15/28 (g)	834	808
SLM Corporation
6.50%, 01/31/30	452	442
SM Energy Company
6.75%, 08/01/29 (g)	504	512
Solaris Water Midstream, LLC
7.25%, 04/01/30 (g)	304	320
Somnigroup International Inc.
4.00%, 04/15/29 (g)	424	408
Sonic Automotive, Inc.
4.63%, 11/15/29 (g)	112	109
Southern Power Company
1.85%, 06/20/26, EUR	650	750
Southwestern Energy Company
5.38%, 02/01/29	26	26
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (g)	323	321
Staples, Inc.
10.75%, 09/01/29 (g)	919	853
Star Parent, Inc.
9.00%, 10/01/30 (g)	570	590
Starwood Property Trust, Inc.
4.38%, 01/15/27 (g)	374	372
7.25%, 04/01/29 (g)	248	255
Stellantis Financial Services US Corp.
5.40%, 09/15/30 (g)	200	196
Summit Midstream Holdings, LLC
8.63%, 10/31/29 (g)	429	440
SunCoke Energy, Inc.
4.88%, 06/30/29 (g)	409	369
Sunoco LP
4.50%, 05/15/29	664	647
4.63%, 05/01/30 (g)	623	599
Synergy Infrastructure Holdings, LLC
7.88%, 12/01/30 (g)	453	462
Talen Energy Supply, LLC
8.63%, 06/01/30 (g)	323	339
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (g)	499	512
Tenet Healthcare Corporation
4.63%, 06/15/28 (d)	162	161
4.25%, 06/01/29	460	445
4.38%, 01/15/30	272	262
6.13%, 06/15/30	626	629
Tenneco LLC
8.00%, 11/17/28 (g)	797	793
Terex Corporation
5.00%, 05/15/29 (g)	477	469
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	658	622
The PNC Financial Services Group, Inc.
5.10%, 07/23/27	250	250
Tidewater Inc.
9.13%, 07/15/30 (g)	458	486
Toyota Motor Credit Corporation
4.05%, 09/05/28	31	31
TransDigm Inc.
6.75%, 08/15/28 (g)	624	630
4.63%, 01/15/29	514	505
6.38%, 03/01/29 (g)	785	800
4.88%, 05/01/29	243	239
Tronox Incorporated
4.63%, 03/15/29 (f) (g)	735	589
Twilio Inc.
3.63%, 03/15/29	467	446
United Rentals (North America), Inc.
3.88%, 11/15/27	321	316
United Wholesale Mortgage, LLC
5.75%, 06/15/27 (g)	591	581
Uniti Group Inc.
4.75%, 04/15/28 (g)	450	448
Univision Communications Inc.
8.00%, 08/15/28 (g)	655	665
7.38%, 06/30/30 (g)	474	464
Urban One, Inc.
7.63%, 04/01/31 (g)	10	4
USA Compression Finance Corp.
7.13%, 03/15/29 (g)	54	55
UWM Holdings, LLC
6.63%, 02/01/30 (g)	518	489
V.F. Corporation
2.80%, 04/23/27	329	320
Valaris Limited
8.38%, 04/30/30 (g)	569	590
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (g)	19	18
6.25%, 01/15/30 (g)	785	803
Venture Global LNG, Inc.
9.50%, 02/01/29 (g)	860	930
7.00%, 01/15/30 (f) (g)	1,000	1,022

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Versant Media Group, Inc.
7.25%, 01/30/31 (g)	572	584
Victoria's Secret & Co.
4.63%, 07/15/29 (g)	483	460
Vistra Operations Company LLC
4.38%, 05/01/29 (g)	624	609
VoltaGrid LLC
7.38%, 11/01/30 (g)	645	665
VT Topco, Inc.
8.50%, 08/15/30 (f) (g)	458	463
W. R. Grace Holdings LLC
5.63%, 08/15/29 (g)	576	528
Warner Bros. Discovery, Inc.
4.30%, 01/17/30, EUR	282	322
Warnermedia Holdings, Inc.
3.76%, 03/15/27	77	76
4.05%, 03/15/29	664	642
Wayfair LLC
7.25%, 10/31/29 (g)	488	497
7.75%, 09/15/30 (g)	209	217
WBI Operations LLC
6.25%, 10/15/30 (g)	527	528
Wells Fargo & Company
2.77%, 07/23/29, EUR (d)	757	861
Wesco Distribution, Inc.
7.25%, 06/15/28 (g)	231	232
Whirlpool Corporation
6.13%, 06/15/30	479	468
Williams Scotsman International, Inc.
4.63%, 08/15/28 (g)	582	570
Williams Scotsman, Inc.
6.63%, 04/15/30 (g)	20	20
Windsor Holdings III, LLC
8.50%, 06/15/30 (g)	498	515
Wolverine World Wide, Inc.
4.00%, 08/15/29 (g)	479	443
WPC Eurobond B.V.
1.35%, 04/15/28, EUR	350	386
0.95%, 06/01/30, EUR	100	102
Wulf Compute LLC
7.75%, 10/15/30 (g)	623	659
Xerox Holdings Corporation
5.50%, 08/15/28 (g)	312	131
XPLR Infrastructure Operating Partners, LP
7.25%, 01/15/29 (f) (g)	639	656
8.38%, 01/15/31 (g)	84	88
Ziprecruiter, Inc.
5.00%, 01/15/30 (g)	494	281
		135,334
Canada 0.9%
CIBC Mellon Trust Company
1.25%, 06/15/26, CAD	140	100
Enbridge Inc.
5.50%, 07/15/77	150	149
7.38%, 01/15/83 (l)	350	353
GFL Environmental Inc.
4.00%, 08/01/28 (g)	18	17
3.50%, 09/01/28 (g)	424	412
4.75%, 06/15/29 (g)	11	11
4.38%, 08/15/29 (g)	92	89
Ontario Teachers' Finance Trust
1.13%, 05/15/26, GBP (d)	1,901	2,507
1.10%, 10/19/27, CAD (g)	297	208
4.25%, 04/25/28 (g)	1,067	1,073
0.10%, 05/19/28, EUR (d)	875	954
Toronto-Dominion Bank, The
3.19%, 02/16/29, EUR (d)	1,000	1,161
		7,034
United Kingdom 0.7%
Barclays PLC
5.67%, 03/12/28	200	202
4.48%, 11/11/29	1,568	1,560
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (d)	100	95
ION Platform Finance S.a r.l.
9.50%, 05/30/29 (g)	688	647
NatWest Group PLC
0.67%, 09/14/29, EUR (d)	674	728
Santander UK Group Holdings PLC
2.47%, 01/11/28	200	197
4.32%, 09/22/29	743	736
TSB Bank PLC
3.32%, 03/05/29, EUR (d)	800	929
2.70%, 02/18/30, EUR (d)	400	454
		5,548
Germany 0.4%
Aroundtown S.A.
3.00%, 10/16/29, GBP (d)	605	721
Deutsche Bank Aktiengesellschaft
2.31%, 11/16/27	360	355
3.00%, 06/16/29, EUR (d)	400	456
4.73%, 02/06/32	181	178
IHO Verwaltungs GmbH
6.75%, 11/15/29, EUR (d) (k)	100	120
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (g)	200	199
Volkswagen Bank Gesellschaft mit beschrankter Haftung
2.75%, 06/19/28, EUR (d)	500	569
Vonovia SE
2.25%, 04/07/30, EUR (d)	100	109
1.00%, 07/09/30, EUR (d)	600	622
ZF Friedrichshafen AG
7.00%, 06/12/30, EUR (d)	100	118
		3,447
France 0.4%
Alstom
0.13%, 07/27/27, EUR (d)	700	775
Altice Financing S.A.
5.00%, 01/15/28 (g)	250	174
BNP Paribas
5.09%, 05/09/31 (g)	550	555
BPCE SFH
3.38%, 03/13/29, EUR (d)	600	700
Legrand
3.63%, 05/29/29, EUR (d) (i)	200	232
Societe Generale
0.50%, 06/12/29, EUR (d)	600	649
		3,085
Switzerland 0.3%
Herens Holdco S.a r.l.
4.75%, 05/15/28 (f) (g)	200	167
UBS Group AG
4.40%, 09/23/31 (g)	744	731
UBS Switzerland AG
3.30%, 03/05/29, EUR (d)	1,596	1,857
		2,755
Italy 0.3%
Banca Monte dei Paschi di Siena S.p.A.
3.50%, 04/23/29, EUR (d)	700	818
Banco BPM Societa' Per Azioni
4.88%, 01/17/30, EUR (d)	444	529
Credito Emiliano S.P.A.
3.25%, 04/18/29, EUR (d)	600	696
ENEL - SPA
6.38%, (100, 04/16/28), EUR (d) (n)	100	120
Intesa Sanpaolo SPA
6.38%, (100, 05/26/33), EUR (d) (n)	200	231
Unicredit, Societa' Per Azioni
6.50%, (100, 12/03/31), EUR (d) (n)	200	238
		2,632
Spain 0.3%
Banco De Sabadell SA
6.50%, (100, 05/20/31), EUR (d) (l) (n)	200	233
CaixaBank, S.A.
5.00%, 07/19/29, EUR (d)	900	1,076

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Cellnex Telecom, S.A.
1.25%, 01/15/29, EUR (d)	600	651
Iberdrola Finance Ireland Designated Activity Company
3.75%, (100, 08/05/31), EUR (d) (n)	200	223
Maxam Prill S.a r.l.
6.00%, 07/15/30, EUR (d)	100	114
Telefonica Europe B.V.
6.75%, (100, 06/07/31), EUR (d) (n)	200	246
		2,543
Ireland 0.3%
AIB Group Public Limited Company
4.63%, 07/23/29, EUR (d)	600	710
Ardagh Group S.A.
9.50%, 12/01/30 (g)	609	638
Avolon Holdings Funding Limited
3.25%, 02/15/27 (g)	700	692
		2,040
Netherlands 0.2%
CTP N.V.
4.75%, 02/05/30, EUR (d)	615	724
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	311
Wintershall Dea Finance B.V.
1.33%, 09/25/28, EUR (d)	300	325
		1,360
Australia 0.2%
National Australia Bank Limited
3.15%, 02/05/31, EUR (d)	700	809
Woolworths Group Limited
0.38%, 11/15/28, EUR (d)	450	478
		1,287
South Korea 0.1%
Export-Import Bank of Korea, The
2.63%, 05/26/26	1,050	1,047
Greece 0.1%
Eurobank S.A.
3.25%, 03/12/30, EUR (d)	629	715
National Bank of Greece S.A.
8.00%, 01/03/34, EUR (d)	144	180
		895
Denmark 0.1%
Danske Bank A/S
4.50%, 11/09/28, EUR (d)	600	707
Belgium 0.1%
KBC Groep
4.93%, 10/16/30 (g)	672	677
Luxembourg 0.1%
SELP Finance S.a r.l.
0.88%, 05/27/29, EUR (d)	475	502
Colombia 0.1%
Avianca MidCo 2 PLC
9.00%, 12/01/28 (g)	433	418
Mexico 0.0%
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (d)	250	251
Saudi Arabia 0.0%
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (d)	250	251
Japan 0.0%
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/27	250	248
Israel 0.0%
Playtika Holding Corp.
4.25%, 03/15/29 (g)	289	225
Austria 0.0%
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (d)	100	120
Total Corporate Bonds And Notes (cost $172,927)		172,406
GOVERNMENT AND AGENCY OBLIGATIONS 15.0%
Germany 3.7%
Bundesrepublik Deutschland
2.20%, 03/11/27 - 10/10/30, EUR	17,920	20,481
2.00%, 12/16/27, EUR	3,610	4,132
0.00%, 05/15/35, EUR (d) (o)	780	692
2.60%, 08/15/35 - 05/15/41, EUR	2,210	2,467
2.90%, 02/15/36, EUR	1,330	1,527
2.90%, 08/15/56, EUR (d)	1,010	1,046
		30,345
United States of America 2.4%
Treasury, United States Department of
4.13%, 01/31/27 (b)	13,314	13,355
3.38%, 09/15/27 - 02/29/28	1,940	1,924
3.50%, 10/31/27	525	522
3.63%, 10/31/30	2,144	2,117
4.25%, 08/15/35	435	433
1.25%, 05/15/50	335	159
4.75%, 05/15/55 - 08/15/55	1,189	1,158
		19,668
United Kingdom 1.7%
HM Treasury
4.13%, 03/07/31, GBP	7,410	9,684
4.50%, 03/07/35, GBP (d)	2,095	2,714
4.38%, 07/31/54, GBP (d)	1,239	1,379
		13,777
Mexico 1.1%
Gobierno Federal de los Estados Unidos Mexicanos
8.50%, 03/01/29, MXN	13,126	733
7.75%, 05/29/31 - 11/13/42, MXN	123,410	6,487
7.50%, 05/26/33, MXN	20,760	1,054
8.00%, 02/21/36, MXN	13,530	698
		8,972
Japan 1.0%
Cabinet Office, Government of Japan
1.50%, 06/20/35 - 09/20/43, JPY	1,290,950	6,415
2.30%, 12/20/54, JPY	106,250	509
2.40%, 03/20/55, JPY	166,350	814
0.80%, 03/20/58, JPY	62,100	184
Japan Bank For International Cooperation
1.63%, 01/20/27	272	267
		8,189
Canada 1.0%
Gouvernement de la Province de Quebec
4.00%, 09/01/35, CAD	2,663	1,918
Government of the Province of Alberta
2.90%, 12/01/28, CAD	40	29
Government of the Province of British Columbia
4.70%, 06/18/37, CAD	280	210
2.95%, 06/18/50, CAD	160	85
Ontario, Government of
0.01%, 11/25/30, EUR (d)	1,098	1,103
3.80%, 12/02/34, CAD	6,711	4,813
		8,158
Italy 0.6%
Segretariato Generale Della Presidenza Della Repubblica
3.65%, 08/01/35, EUR (g)	1,172	1,339
4.30%, 10/01/54, EUR (g)	3,005	3,340
		4,679
Hungary 0.4%
Sandor-Palota
2.13%, 09/22/31 (g)	331	280
4.75%, 11/24/32, HUF	174,140	456
5.38%, 09/12/33, EUR (d)	100	121
1.75%, 06/05/35, EUR (d)	100	91
7.00%, 10/24/35, HUF	935,190	2,769
		3,717

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Indonesia 0.4%
Republic of Indonesia, The Government of, The
6.50%, 02/15/31, IDR	9,914,000	580
6.38%, 04/15/32, IDR	9,115,000	526
7.00%, 02/15/33, IDR	1,885,000	112
6.63%, 02/15/34, IDR	26,862,000	1,560
7.50%, 06/15/35, IDR	5,025,000	307
6.75%, 07/15/35, IDR	7,713,000	450
		3,535
Poland 0.3%
Urzad Rady Ministrow
4.50%, 07/25/30, PLN	684	179
1.75%, 04/25/32, PLN	3,204	701
6.00%, 10/25/33, PLN	594	163
5.00%, 10/25/35, PLN	6,398	1,612
		2,655
India 0.3%
Government of India
7.02%, 06/18/31, INR	117,910	1,248
7.10%, 04/08/34, INR	82,440	873
7.30%, 06/19/53, INR	40,190	406
		2,527
Spain 0.3%
Estado Espanol
4.00%, 10/31/54, EUR (g)	2,032	2,301
Malaysia 0.3%
Malaysia, Government of
2.63%, 04/15/31, MYR	5,097	1,211
3.83%, 07/05/34, MYR	2,287	571
4.18%, 05/16/44, MYR	789	199
4.74%, 03/15/46, MYR	1,141	309
		2,290
Czech Republic 0.2%
Urad Vlady Ceske Republiky
4.50%, 11/11/32, CZK	23,650	1,102
2.00%, 10/13/33, CZK	17,050	663
3.50%, 05/30/35, CZK	10	—
		1,765
Colombia 0.2%
Departamento Administrativo De La Presidencia De La Republica
7.00%, 03/26/31, COP	806,400	169
13.25%, 02/09/33, COP	560,700	151
Ministerio De Hacienda Y Credito Publico
11.00%, 08/22/29, COP	1,001,100	252
7.75%, 09/18/30, COP	1,046,200	230
7.00%, 06/30/32, COP	1,588,400	318
11.75%, 01/24/35, COP	1,983,900	495
		1,615
Thailand 0.2%
Thailand, Kingdom of
3.40%, 06/17/36, THB	17,021	573
3.30%, 06/17/38, THB	12,686	409
2.70%, 06/17/40, THB (d)	3,900	117
2.00%, 06/17/42, THB	15,176	399
		1,498
South Africa 0.2%
South Africa, Parliament of
8.50%, 01/31/37, ZAR	3,213	177
9.00%, 01/31/40, ZAR	8,648	481
10.13%, 03/31/42, ZAR	2,537	153
8.75%, 01/31/44, ZAR	6,705	360
5.75%, 09/30/49	370	286
		1,457
Romania 0.2%
Romania, Government of
6.30%, 04/25/29, RON	2,955	659
6.85%, 07/29/30, RON	155	35
3.65%, 09/24/31, RON	655	126
6.70%, 02/25/32, RON	2,475	544
		1,364
China 0.2%
Ministry of Finance People's Republic of China
2.11%, 08/25/34, CNY	2,220	331
2.04%, 11/25/34, CNY	1,260	187
3.12%, 10/25/52, CNY	980	162
The Central People's Government of the People's Republic of China
1.83%, 08/25/35, CNY	1,660	240
1.98%, 04/25/45, CNY	1,420	193
2.15%, 08/25/55, CNY	1,750	244
		1,357
Brazil 0.2%
Presidencia da Republica
10.00%, 01/01/29 - 01/01/35, BRL	7,946	1,345
Peru 0.1%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.40%, 08/12/34, PEN	1,705	474
6.85%, 08/12/35, PEN	410	121
5.35%, 08/12/40, PEN	1,174	289
		884
Philippines 0.0%
Philippines, The Republic of
6.75%, 09/15/32, PHP	5,560	91
The Philippines, Government of
6.38%, 04/28/35, PHP	8,690	137
		228
Cote D'Ivoire 0.0%
Presidence de la Republique de Cote d'Ivoire
6.75%, 02/25/41 (g)	200	175
Ghana 0.0%
Government of Ghana
5.00%, 07/03/35 (d) (i)	200	170
El Salvador 0.0%
Presidencia de la Republica de El Salvador
7.65%, 06/15/35 (d)	86	84
France 0.0%
Gouvernement De France
2.70%, 02/25/31, EUR	30	34
Total Government And Agency Obligations (cost $127,076)		122,789
INVESTMENT COMPANIES 4.3%
United States of America 4.3%
iShares MSCI EAFE ETF (f)	1	92
JPMorgan Income ETF (f) (p)	765	35,228
Total Investment Companies (cost $35,558)		35,320
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
United States of America 0.5%
American Credit Acceptance Receivables Trust 2026-1
Series 2026-C-1, 4.55%, 12/12/28	269	267
Series 2026-D-1, 5.10%, 08/12/29	248	246
Aqua Finance Issuer Trust 2025-B
Series 2025-A-B, 4.79%, 05/17/33	189	189
Bridgecrest Lending Auto Securitization Trust 2026-1
Series 2026-C-1, 4.44%, 12/15/28	114	113
Series 2026-D-1, 4.99%, 10/15/29	143	142
Exeter Automobile Receivables Trust 2026-1
Series 2026-C-1A, 4.40%, 03/15/29	108	107
Series 2026-D-1A, 5.00%, 03/15/30	214	212
GS Mortgage-Backed Securities Trust 2025-RPL3
Series 2025-A1-RPL3, REMIC, 4.10%, 06/25/27 (h) (i)	94	92
GS Mortgage-Backed Securities Trust 2026-CES1
Series 2026-A1-CES1, REMIC, 4.90%, 01/25/30 (i)	98	97
Lendmark Funding Trust 2025-2
Series 2025-A-2, 4.78%, 10/20/29	449	449
LHOME Mortgage Trust 2026-RTL1
Series 2026-A1-RTL1, REMIC, 4.91%, 01/25/41 (i)	256	255

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust 2026-NQM1
Series 2026-A1-NQM1, REMIC, 4.82%, 11/25/65 (h) (i)	294	291
OBX 2026-NQM2 Trust
Series 2026-A1A-NQM2, REMIC, 4.82%, 12/25/65 (i)	354	352
Oportun Issuance Trust 2026-A
Series 2026-A-A, 4.32%, 02/08/28	276	275
Progress Residential 2025-SFR3 Trust
Series 2025-A-SFR3, REMIC, 3.39%, 07/17/30	415	392
RCKT Mortgage Trust 2025-CES1
Series 2025-A1A-CES11, REMIC, 4.97%, 11/25/55 (i)	284	282
RCKT Mortgage Trust 2025-CES12
Series 2025-A1A-CES12, REMIC, 5.03%, 11/25/29 (i)	237	236
Santander Drive Auto Receivables Trust 2025-3
Series 2025-C-3, 4.68%, 01/16/29	96	96
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-A-2A, 4.72%, 04/20/44	65	65
WHARF Commercial Mortgage Trust 2025-DC
Series 2025-A-DC, REMIC, 5.53%, 07/17/30 (h)	100	101
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,277)		4,259
PREFERRED STOCKS 0.3%
Brazil 0.2%
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class C (a)	8	82
Itausa S.A.	128	344
Petroleo Brasileiro S/A Petrobras. (l)	139	1,308
		1,734
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	—	20
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	—	20
Henkel AG & Co. KGaA (l)	1	50
Sartorius Aktiengesellschaft	—	25
Volkswagen Aktiengesellschaft (l)	1	83
		198
Switzerland 0.0%
Chocoladefabriken Lindt & Sprungli AG	—	70
Schindler Holding AG	—	53
		123
Italy 0.0%
Telecom Italia S.p.A.	24	19
Total Preferred Stocks (cost $1,568)		2,074
RIGHTS 0.0%
Singapore 0.0%
Capitaland Ascendas REIT (a) (c)	—	—
Italy 0.0%
Telecom Italia S.p.A. (a) (c)	24	—
Telecom Italia S.p.A. (a) (c)	48	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 7.1%
Investment Companies 5.7%
JNL Government Money Market Fund - Class I, 3.53% (p) (q)	46,428	46,428
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.63% (p) (q)	6,811	6,811
U.S. Treasury Bill 0.5%
Treasury, United States Department of
3.64%, 06/23/26 (r)	4,460	4,423
Certificates of Deposit 0.1%
Deutsche Bank Aktiengesellschaft
4.41%, 07/08/26 (q)	151	151
Royal Bank of Canada
3.95%, 11/17/26 (q)	250	250
		401
Total Short Term Investments (cost $58,063)		58,063
Total Investments 98.1% (cost $806,244)		802,124
Total Purchased Options 0.0% (cost $1,228)		374
Other Derivative Instruments 0.3%		2,669
Other Assets and Liabilities, Net 1.6%		12,823
Total Net Assets 100.0%		817,990

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(f) All or a portion of the security was on loan as of March 31, 2026.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $120,017 and 14.7% of the Fund.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Convertible security.

(m) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

(r) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/JPMorgan Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	95,515	56,536	105,623	649	—	—	46,428	5.7
JNL Government Money Market Fund, 3.63% - Class SL	5,082	42,837	41,108	80	—	—	6,811	0.8
JPMorgan Income ETF	35,397	—	—	315	—	(169)	35,228	4.3
	135,994	99,373	146,731	1,044	—	(169)	88,467	10.8

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	01/19/22	194	119	—
AIB Group Public Limited Company, 4.63%, 07/23/29	06/07/24	657	710	0.1
Alibaba Group Holding Limited	08/01/24	1,959	2,043	0.3
Allegro.eu	09/17/21	23	17	—
Alstom, 0.13%, 07/27/27	06/07/24	722	775	0.1
Amadeus IT Holding, S.A.	06/08/20	122	99	—
Amundi	12/17/21	16	21	—
Aroundtown S.A., 3.00%, 10/16/29	02/25/26	764	721	0.1
Athene Global Funding, 2.88%, 07/21/28	02/25/26	757	720	0.1
Axis Bank Limited	07/03/25	473	429	0.1
Baidu, Inc. - Class A	01/06/26	463	339	0.1
Banca Monte dei Paschi di Siena S.p.A., 3.50%, 04/23/29	06/10/24	751	818	0.1
Banco BPM Societa' Per Azioni, 4.88%, 01/17/30	03/30/26	524	529	0.1
Banco De Sabadell SA, 6.50% (callable at 100, 05/20/31)	01/09/26	245	233	—
BAWAG Group AG	06/08/20	24	46	—
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	09/08/25	125	120	—
BPCE SFH, 3.38%, 03/13/29	01/07/25	629	700	0.1
Budweiser Brewing Company APAC Limited	12/05/23	9	6	—
Bundesrepublik Deutschland, 0.00%, 05/15/35	03/30/26	681	692	0.1
Bundesrepublik Deutschland, 2.90%, 08/15/56	09/02/25	1,071	1,046	0.1
CaixaBank, S.A., 5.00%, 07/19/29	06/07/24	1,021	1,076	0.1
Cellnex Telecom, S.A.	04/16/21	88	73	—
Cellnex Telecom, S.A., 1.25%, 01/15/29	03/24/26	653	651	0.1
China International Capital Corporation Limited - Class H	05/23/25	272	278	—
Chuangxin Industries Holdings Limited	03/23/26	142	171	—
Credito Emiliano S.P.A., 3.25%, 04/18/29	01/07/25	626	696	0.1
CTP N.V., 4.75%, 02/05/30	03/30/26	718	724	0.1
Danske Bank A/S, 4.50%, 11/09/28	06/07/24	653	707	0.1
Deutsche Bank Aktiengesellschaft, 3.00%, 06/16/29	03/30/26	452	456	0.1
Digital Stout Holding, LLC, 3.30%, 07/19/29	02/25/26	153	145	—
Dino Polska Spolka Akcyjna	08/05/25	24	17	—
Eagle Funding LuxCo S.a r.l., 5.50%, 08/17/30	10/29/25	254	251	—
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	10/15/24	114	120	—
EQT AB	12/16/22	83	86	—
Equitable Financial Life Global Funding, 0.60%, 06/16/28	02/25/26	771	736	0.1
Eurobank S.A., 3.25%, 03/12/30	02/25/26	748	715	0.1
Evolution AB (publ)	12/03/20	71	45	—
Evraz PLC	05/28/19	5	—	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/08/23	235	305	0.1
Government of Ghana, 5.00%, 07/03/35	01/12/26	181	170	—
GreenSaif Pipelines Bidco S.a r.l., 5.85%, 02/23/36	06/20/25	252	251	—
HM Treasury, 4.50%, 03/07/35	12/02/25	2,771	2,714	0.3
HM Treasury, 4.38%, 07/31/54	07/10/25	1,432	1,379	0.2
Iberdrola Finance Ireland Designated Activity Company, 3.75% (callable at 100, 08/05/31)	01/29/26	238	223	—
IHO Verwaltungs GmbH, 6.75%, 11/15/29	06/11/25	119	120	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	06/11/25	116	95	—
Infrastrutture Wireless Italiane S.p.A.	09/18/20	13	10	—
Intesa Sanpaolo SPA, 6.38% (callable at 100, 05/26/33)	01/09/26	245	231	—
Joint Stock Company Kaspi.Kz	02/06/25	200	159	—
Legrand, 3.63%, 05/29/29	03/30/26	230	232	—
Maxam Prill S.a r.l., 6.00%, 07/15/30	09/08/25	118	114	—
Media Group Holdings LLC, 2.00%, 12/31/26	04/28/14	37,019	48	—
Morgan Stanley, 3.79%, 03/21/30	03/30/26	471	475	0.1
Mpact Treasury Company Pte. Ltd.	06/08/20	10	9	—
National Australia Bank Limited, 3.15%, 02/05/31	06/11/24	747	809	0.1
National Bank of Greece S.A., 8.00%, 01/03/34	03/30/26	178	180	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
NatWest Group PLC, 0.67%, 09/14/29	03/30/26	721	728	0.1
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,180	2,507	0.3
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,036	954	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,260	1,103	0.1
Orsted A/S	10/29/21	40	45	—
Poste Italiane - Societa' Per Azioni	04/27/20	26	43	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	09/08/25	86	84	—
Public Joint Stock Company Severstal	12/01/20	243	—	—
Reliance Industries Limited	03/10/25	616	569	0.1
Sandor-Palota, 5.38%, 09/12/33	11/20/23	108	121	—
Sandor-Palota, 1.75%, 06/05/35	11/20/23	82	91	—
SBI Life Insurance Company Limited	11/11/25	335	283	—
SELP Finance S.a r.l., 0.88%, 05/27/29	03/30/26	498	502	0.1
Siemens Healthineers AG	06/18/21	59	46	—
Societe Generale, 0.50%, 06/12/29	03/30/26	643	649	0.1
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	01/29/26	266	246	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	10/01/24	160	161	—
Thailand, Kingdom of, 2.70%, 06/17/40	11/18/25	132	117	—
Toronto-Dominion Bank, The, 3.19%, 02/16/29	06/11/24	1,071	1,161	0.2
TSB Bank PLC, 3.32%, 03/05/29	06/10/24	861	929	0.1
TSB Bank PLC, 2.70%, 02/18/30	07/10/25	468	454	0.1
UBS Switzerland AG, 3.30%, 03/05/29	06/12/24	1,874	1,857	0.2
Unicredit, Societa' Per Azioni, 6.50% (callable at 100, 12/03/31)	01/28/26	257	238	—
Volkswagen Bank Gesellschaft mit beschrankter Haftung, 2.75%, 06/19/28	03/30/26	564	569	0.1
Vonovia SE, 2.25%, 04/07/30	06/07/24	101	109	—
Vonovia SE, 1.00%, 07/09/30	06/07/24	570	622	0.1
Wells Fargo & Company, 2.77%, 07/23/29	03/24/26	862	861	0.1
WH Group Limited	06/08/20	26	40	—
Wintershall Dea Finance B.V., 1.33%, 09/25/28	03/30/26	323	325	0.1
Woolworths Group Limited, 0.38%, 11/15/28	06/07/24	445	478	0.1
WuXi Biologics (Cayman) Inc.	06/17/22	51	60	—
Xiaomi Corporation	10/31/24	411	297	—
ZF Friedrichshafen AG, 7.00%, 06/12/30	09/08/25	122	118	—
ZTO Express (Cayman) Inc.	03/19/24	345	367	0.1
		78,474	41,388	5.1

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAD/USD Spot Rate	156	June 2026		11,520	(6)	(288)
Canada 10 Year Bond	185	June 2026	CAD	22,260	64	(45)
Euro BOBL	13	June 2026	EUR	1,501	(8)	—
Euro Buxl 30 Year Bond	5	June 2026	EUR	559	12	(9)
Euro OAT	60	June 2026	EUR	7,295	76	(201)
FTSE 100 Index	28	June 2026	GBP	2,920	82	(87)
Italy Government BTP Bond	41	June 2026	EUR	4,886	66	(137)
Italy Short Term Government BTP Bond	28	June 2026	EUR	2,986	9	(26)
Japan 10 Year Bond	87	June 2026	JPY	1,147,005	28	(76)
Japan 10 Year Bond	20	June 2026	JPY	2,626,971	32	(130)
JPY/USD Spot Rate	147	June 2026		11,680	53	(41)
Korea 10 Year Bond	58	June 2026	KRW	6,374,287	16	(49)
Long Gilt	637	June 2026	GBP	58,727	556	(3,739)
MSCI EAFE Index	21	June 2026		3,082	95	(36)
MSCI Emerging Markets Index	49	June 2026		3,628	129	(64)
S&P 500 Index	107	June 2026		17,137	332	(411)
S&P 500 Index	203	June 2026		68,534	1,852	(1,841)
S&P Communication Services Select Sector Index	54	June 2026		8,264	206	(379)
S&P Energy Select Sector Index	48	June 2026		6,052	(73)	156
S&P Financial Select Sector Index	38	June 2026		5,817	122	7
S&P Health Care Select Sector Index	40	June 2026		6,075	110	(114)
S&P Industrial Select Sector Index	54	June 2026		8,995	284	(120)
S&P Technology Select Sector Index	33	June 2026		9,382	360	(473)
S&P/TSX 60 Index	58	June 2026	CAD	21,681	360	323
Topix Index	107	June 2026	JPY	3,853,462	(647)	(663)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 10 Year Ultra Bond	237	June 2026		27,520	70	(617)
United States 5 Year Note	296	July 2026		32,514	42	(493)
					4,222	(9,553)
Short Contracts
Australia 10 Year Bond	(367)	June 2026	AUD	(39,848)	(257)	216
Dow Jones United States Real Estate Index	(81)	June 2026		(3,024)	(49)	110
Euro Bund	(439)	June 2026	EUR	(55,636)	(476)	681
Euro Schatz	(36)	June 2026	EUR	(3,806)	(1)	(1)
Euro STOXX 50 Price Index	(315)	June 2026	EUR	(17,451)	(208)	163
S&P Consumer Discretionary Select Sector Index	(42)	June 2026		(9,265)	(283)	(55)
S&P Consumer Staples Select Sector Index	(131)	June 2026		(11,152)	(10)	252
S&P Materials Select Sector Index	(83)	June 2026		(8,464)	(163)	(401)
S&P Utilities Select Sector Index	(36)	June 2026		(3,448)	3	90
S&P/ASX 200 Index	(208)	June 2026	AUD	(45,120)	140	603
United States 10 Year Note	(329)	June 2026		(36,594)	(78)	60
United States 2 Year Note	(30)	July 2026		(6,252)	(2)	28
United States 5 Year Note	(77)	July 2026		(8,400)	(11)	70
United States Ultra Bond	(20)	June 2026		(2,397)	(4)	66
					(1,399)	1,882

JNL/JPMorgan Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Invesco S&P 500 Equal Weight ETF	Call	205.00	06/18/26	2,050	42,025	374

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/JPY	CIT	04/22/26	JPY	(20,320)	(128)	—
AUD/NZD	GSC	04/22/26	NZD	(444)	(255)	1
AUD/USD	BCL	04/13/26	AUD	1,044	720	(15)
AUD/USD	BCL	04/22/26	AUD	376	259	(5)
AUD/USD	BNP	04/22/26	AUD	6,454	4,452	(94)
AUD/USD	BNP	04/22/26	AUD	185	128	1
AUD/USD	GSC	04/22/26	AUD	1,570	1,083	(23)
BRL/USD	GSC	04/22/26	BRL	646	124	2
BRL/USD	MSC	04/22/26	BRL	3,035	584	12
CAD/EUR	CIT	04/22/26	EUR	(223)	(259)	(2)
CAD/GBP	CIT	04/22/26	GBP	(96)	(127)	—
CAD/GBP	GSC	04/22/26	GBP	(96)	(127)	—
CAD/USD	BCL	04/22/26	CAD	1,020	734	(12)
CHF/EUR	BNP	04/22/26	EUR	(112)	(129)	(2)
CHF/EUR	MSC	04/22/26	EUR	(221)	(256)	(2)
CHF/USD	HSB	04/22/26	CHF	295	370	(6)
CLP/USD	GSC	04/22/26	CLP	56,647	61	(1)
CLP/USD	HSB	04/22/26	CLP	223,277	241	(4)
CNY/USD	MSC	04/22/26	CNY	11,535	1,672	(4)
COP/USD	BNP	04/22/26	COP	677,505	183	—
COP/USD	MSC	04/22/26	COP	151,877	41	—
CZK/USD	HSB	04/22/26	CZK	24,275	1,144	5
DKK/USD	HSB	04/22/26	DKK	4,680	725	5
EUR/AUD	GSC	04/22/26	AUD	(370)	(255)	2
EUR/CAD	CIT	04/22/26	CAD	(354)	(255)	5
EUR/GBP	SCB	04/22/26	GBP	(152)	(202)	2
EUR/HUF	MSC	04/22/26	HUF	(13,819)	(41)	—
EUR/JPY	GSC	04/22/26	JPY	(35,817)	(226)	—
EUR/MXN	GSC	04/22/26	MXN	(1,609)	(90)	1
EUR/THB	HSB	04/22/26	THB	(3,196)	(97)	1
EUR/USD	BCL	04/22/26	EUR	1,618	1,873	—
EUR/USD	CIT	04/22/26	EUR	77	89	1
EUR/USD	HSB	04/22/26	EUR	9,634	11,147	77
GBP/JPY	BNP	04/22/26	JPY	(41,026)	(259)	(4)
GBP/USD	BCL	04/22/26	GBP	61	81	(1)
GBP/USD	BCL	04/22/26	GBP	46	61	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	HSB	04/22/26	GBP	96	127	(2)
GBP/USD	MSC	04/22/26	GBP	74	97	—
HUF/EUR	MSC	04/22/26	EUR	(71)	(82)	2
HUF/USD	MSC	04/22/26	HUF	157,977	474	13
IDR/USD	HSB	04/22/26	IDR	6,843,196	402	(2)
ILS/USD	CIT	04/20/26	ILS	1,808	575	(3)
INR/USD	HSB	04/22/26	INR	12,299	129	—
INR/USD	MLP	04/22/26	INR	3,795	40	—
JPY/AUD	MSC	04/22/26	AUD	(261)	(180)	4
JPY/GBP	GSC	04/22/26	GBP	(193)	(256)	3
JPY/GBP	RBC	04/22/26	GBP	(97)	(129)	1
JPY/USD	BCL	04/22/26	JPY	6,029	38	—
JPY/USD	GSC	04/22/26	JPY	20,412	129	(1)
JPY/USD	HSB	04/22/26	JPY	2,858,931	18,050	42
KRW/USD	HSB	04/22/26	KRW	272,964	178	(4)
MXN/USD	HSB	04/22/26	MXN	2,883	161	—
MXN/USD	MSC	04/22/26	MXN	11,392	635	(6)
MXN/USD	MSC	04/22/26	MXN	2,087	116	1
MYR/USD	BNP	04/22/26	MYR	2,184	540	(17)
NOK/USD	HSB	04/22/26	NOK	2,993	309	1
NZD/JPY	CIT	04/22/26	JPY	(20,385)	(129)	(2)
NZD/USD	HSB	04/22/26	NZD	7,529	4,330	(70)
PEN/USD	HSB	04/22/26	PEN	426	122	(2)
PLN/USD	MSC	04/22/26	PLN	3,761	1,013	4
RON/USD	BCL	04/22/26	RON	1,873	424	3
RON/USD	GSC	04/22/26	RON	2,457	557	3
RON/USD	HSB	04/22/26	RON	510	115	—
RON/USD	MSC	04/22/26	RON	1,446	328	—
SEK/EUR	BCL	04/22/26	EUR	(638)	(739)	(7)
SEK/EUR	BNP	04/22/26	EUR	(224)	(259)	(4)
SEK/EUR	SCB	04/22/26	EUR	(222)	(257)	(2)
SEK/USD	HSB	04/22/26	SEK	11,807	1,249	(11)
SGD/USD	MSC	04/22/26	SGD	52	41	—
THB/USD	HSB	04/22/26	THB	79,077	2,402	(30)
USD/AUD	GSC	04/13/26	AUD	(1,044)	(720)	15
USD/AUD	BCL	04/22/26	AUD	(1,044)	(720)	15
USD/AUD	HSB	04/22/26	AUD	(116)	(80)	2
USD/AUD	MSC	04/22/26	AUD	(209)	(144)	2
USD/BRL	GSC	04/22/26	BRL	(440)	(85)	(1)
USD/BRL	SCB	04/22/26	BRL	(232)	(45)	(1)
USD/CAD	BCL	04/22/26	CAD	(2)	(1)	—
USD/CNY	HSB	04/22/26	CNY	(849)	(123)	—
USD/CNY	MSC	04/22/26	CNY	(849)	(123)	—
USD/COP	MLP	04/22/26	COP	(3,376,332)	(914)	(5)
USD/COP	MLP	04/22/26	COP	(282,286)	(76)	—
USD/CZK	GSC	04/22/26	CZK	(327)	(15)	—
USD/CZK	MSC	04/22/26	CZK	(8,033)	(378)	—
USD/EUR	BCL	04/22/26	EUR	(96)	(111)	(1)
USD/EUR	BCL	04/22/26	EUR	(1,603)	(1,855)	8
USD/EUR	GSC	04/22/26	EUR	(640)	(741)	(5)
USD/EUR	HSB	04/22/26	EUR	(904)	(1,046)	(9)
USD/EUR	HSB	04/22/26	EUR	(112)	(130)	—
USD/EUR	MSC	04/22/26	EUR	(114)	(132)	(1)
USD/GBP	BCL	04/22/26	GBP	(184)	(244)	1
USD/GBP	BNP	04/22/26	GBP	(162)	(215)	—
USD/GBP	GSC	04/22/26	GBP	(31)	(41)	—
USD/GBP	HSB	04/22/26	GBP	(129)	(171)	(1)
USD/GBP	HSB	04/22/26	GBP	(2,598)	(3,438)	9
USD/HUF	GSC	04/22/26	HUF	(52,015)	(156)	(3)
USD/HUF	MSC	04/22/26	HUF	(758,017)	(2,276)	(55)
USD/HUF	MSC	04/22/26	HUF	(17,237)	(52)	—
USD/INR	HSB	04/22/26	INR	(18,601)	(196)	5
USD/INR	MLP	04/22/26	INR	(3,818)	(40)	1
USD/JPY	BCL	04/22/26	JPY	(12,020)	(76)	—
USD/JPY	HSB	04/22/26	JPY	(25,419)	(160)	(1)
USD/JPY	HSB	04/22/26	JPY	(11,208)	(71)	—
USD/KRW	MSC	04/22/26	KRW	(122,432)	(80)	1
USD/MXN	MSC	04/22/26	MXN	(1,460)	(81)	(1)
USD/MXN	MSC	04/22/26	MXN	(59,778)	(3,330)	11
USD/MYR	BNP	04/22/26	MYR	(499)	(123)	1
USD/PEN	SCB	04/22/26	PEN	(844)	(242)	3

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)

March 31, 2026

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/PHP	SCB	04/22/26	PHP	(14,126)	(232)	3
USD/PLN	BCL	04/22/26	PLN	(279)	(75)	—
USD/RON	BCL	04/22/26	RON	(4,845)	(1,097)	(11)
USD/SEK	MLP	04/22/26	SEK	(2,405)	(254)	5
USD/SGD	HSB	04/22/26	SGD	(966)	(752)	4
USD/SGD	MSC	04/22/26	SGD	(53)	(41)	—
USD/THB	BCL	04/22/26	THB	(1,334)	(41)	1
USD/THB	BNP	04/22/26	THB	(4,010)	(122)	—
ZAR/USD	HSB	04/22/26	ZAR	3,054	180	—
					32,751	(154)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	225,041	165	10	225,216
Japan	—	24,720	—	24,720
China	1,115	19,662	—	20,777
Taiwan	3,258	16,492	—	19,750
United Kingdom	76	14,811	—	14,887
South Korea	514	11,808	—	12,322
Germany	35	12,138	—	12,173
France	—	10,316	—	10,316
India	1,275	6,891	—	8,166
Switzerland	176	7,430	—	7,606
Netherlands	809	6,603	—	7,412
Australia	—	7,252	—	7,252
Sweden	402	4,115	—	4,517
Hong Kong	48	3,647	—	3,695
Brazil	3,500	—	—	3,500
Spain	—	2,899	—	2,899
Singapore	185	2,447	—	2,632
South Africa	438	2,129	—	2,567
Italy	—	2,545	—	2,545
Denmark	—	2,048	—	2,048
Mexico	979	33	—	1,012
Finland	—	993	—	993
Saudi Arabia	—	965	—	965
Belgium	—	934	—	934
Indonesia	—	891	—	891
Ireland	738	98	—	836
Hungary	—	681	—	681
Norway	—	656	—	656
Israel	—	625	—	625
United Arab Emirates	—	557	—	557
Greece	—	518	—	518
Peru	434	—	—	434
Turkey	—	417	—	417
Poland	—	400	—	400
Argentina	318	38	—	356
Malaysia	—	336	—	336
Canada	293	—	—	293
Portugal	—	291	—	291
Austria	—	283	—	283
Thailand	—	224	—	224
Kazakhstan	159	—	—	159
New Zealand	—	91	—	91
Luxembourg	—	87	—	87
Chile	—	62	—	62
Macau	—	59	—	59
Colombia	—	36	—	36
Czech Republic	—	17	—	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Global Allocation Fund (continued)
Corporate Bonds And Notes	—	172,397	9	172,406
Government And Agency Obligations	—	122,789	—	122,789
Investment Companies	35,320	—	—	35,320
Non-U.S. Government Agency Asset-Backed Securities	—	4,259	—	4,259
Preferred Stocks	1,734	340	—	2,074
Rights	—	—	—	—
Short Term Investments	53,239	4,824	—	58,063
	330,086	472,019	19	802,124
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,954	—	—	2,954
Exchange Traded Purchased Options	374	—	—	374
Open Forward Foreign Currency Contracts	—	279	—	279
	3,328	279	—	3,607
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(10,625)	—	—	(10,625)
Open Forward Foreign Currency Contracts	—	(433)	—	(433)
	(10,625)	(433)	—	(11,058)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 99.1%
Information Technology 32.7%
Accenture Public Limited Company - Class A	9	1,771
Advanced Micro Devices, Inc. (a)	22	4,460
Amphenol Corporation - Class A	44	5,515
Analog Devices, Inc.	18	5,706
Apple Inc. (b)	207	52,457
AppLovin Corporation - Class A (a) (b)	2	776
Arista Networks, Inc. (a) (b)	25	3,012
Autodesk, Inc. (a)	9	2,064
Broadcom Inc.	73	22,569
Cadence Design Systems, Inc. (a) (b)	7	1,975
Cognizant Technology Solutions Corporation - Class A (b)	57	3,503
Corning Incorporated	6	842
Fortinet, Inc. (a)	9	762
Intuit Inc.	8	3,343
Lam Research Corporation	32	6,887
Micron Technology, Inc.	18	6,249
Microsoft Corporation (b)	118	43,547
Motorola Solutions, Inc. (b)	2	1,039
NVIDIA Corporation (b)	374	65,308
NXP Semiconductors N.V.	21	4,083
Oracle Corporation (b)	41	5,974
Palantir Technologies Inc. - Class A (a)	24	3,583
Roper Technologies, Inc.	2	663
Salesforce, Inc.	3	492
Seagate Technology Holdings Public Limited Company	11	4,207
ServiceNow, Inc. (a)	50	5,221
Texas Instruments Incorporated	25	4,881
Western Digital Corporation (b)	9	2,398
		263,287
Financials 12.6%
Affirm Holdings, Inc. - Class A (a)	9	435
American Express Company (b)	10	3,059
Ameriprise Financial, Inc.	2	768
AON Public Limited Company - Class A	13	4,240
Apollo Global Management, Inc. (b)	16	1,787
Arch Capital Group Ltd. (a)	12	1,147
Arthur J. Gallagher & Co.	20	4,426
Bank of America Corporation	157	7,659
Berkshire Hathaway Inc. - Class B (a) (b)	24	11,275
Blackstone Inc. - Class A	14	1,631
Capital One Financial Corporation	19	3,544
Charles Schwab Corporation, The	68	6,375
Chubb Limited	4	1,429
Citigroup Inc.	32	3,677
CME Group Inc. - Class A	9	2,620
Corpay Inc (a) (b)	10	2,998
Fidelity National Information Services, Inc.	46	2,136
Fifth Third Bancorp	68	3,139
MasterCard Incorporated - Class A (b)	22	10,967
Morgan Stanley	21	3,384
Progressive Corporation, The	9	1,710
State Street Corporation	9	1,192
Toast, Inc. - Class A (a)	30	794
U.S. Bancorp (b)	80	4,140
Visa Inc. - Class A (b)	28	8,371
Wells Fargo & Company (b)	102	8,093
Wex, Inc. (a)	2	306
		101,302
Consumer Discretionary 11.5%
Amazon.com, Inc. (a) (b)	160	33,317
Aptiv PLC (a)	7	500
AutoZone, Inc. (a)	1	2,831
Booking Holdings Inc.	—	1,545
Burlington Stores, Inc. (a) (b)	9	2,890
Carnival Corporation	88	2,273
Chipotle Mexican Grill, Inc. (a) (b)	96	3,061
DoorDash, Inc. - Class A (a)	5	748
Expedia Group, Inc.	8	1,934
Hilton Worldwide Holdings Inc. (b)	17	5,318
Lennar Corporation - Class A	7	627
Lowe`s Companies, Inc.	30	7,207
McDonald's Corporation	20	6,186
Nike, Inc. - Class B	37	1,955
Ross Stores, Inc.	19	4,208
Tesla Inc. (a) (b)	39	14,400
Yum! Brands, Inc.	26	4,055
		93,055
Communication Services 10.1%
Alphabet Inc. - Class A (b)	86	24,609
Alphabet Inc. - Class C	56	16,121
AT&T Inc.	250	7,262
Comcast Corporation - Class A	53	1,523
EchoStar Corporation - Class A (a) (c)	2	260
Former Charter Communications Parent, Inc. - Class A (a)	2	399
Meta Platforms, Inc. - Class A (b)	34	19,559
Netflix, Inc. (a)	55	5,261
Omnicom Group Inc.	12	924
Walt Disney Company, The	54	5,200
Warner Music Group Corp. - Class A	23	576
		81,694
Health Care 9.4%
AbbVie Inc. (b)	43	9,277
Boston Scientific Corporation (a)	54	3,372
Bristol-Myers Squibb Company	81	4,933
Cigna Group, The (b)	11	2,853
Danaher Corporation	15	2,786
Edwards Lifesciences Corporation (a)	41	3,321
Eli Lilly and Company	10	8,760
HCA Healthcare, Inc.	2	1,120
Humana Inc.	9	1,563
Johnson & Johnson (b)	46	11,162
McKesson Corporation	2	1,667
Medline Inc. - Class A (a)	13	589
Medtronic, Inc.	47	4,101
Merck & Co., Inc.	6	696
Neurocrine Biosciences, Inc. (a)	4	592
Regeneron Pharmaceuticals, Inc.	5	4,039
Stryker Corporation	17	5,738
UnitedHealth Group Incorporated	16	4,426
Vertex Pharmaceuticals Incorporated (a) (b)	6	2,863
Waters Corporation (a)	5	1,556
		75,414
Industrials 8.5%
3M Company	44	6,457
Carrier Global Corporation (b)	21	1,208
Deere & Company	9	5,039
Delta Air Lines, Inc.	18	1,192
Dover Corporation	13	2,696
Eaton Corporation Public Limited Company	10	3,640
Emerson Electric Co. (b)	15	2,034
FedEx Corporation	8	3,004
GE Vernova Inc. (b)	4	3,325
Howmet Aerospace Inc.	30	6,889
Ingersoll Rand Inc.	16	1,289
Leidos Holdings, Inc. (b)	19	2,883
Masco Corporation (b)	29	1,761
Otis Worldwide Corporation (b)	17	1,314
RTX Corporation	42	8,150
Textron Inc.	16	1,440
Trane Technologies Public Limited Company	18	7,702
TransDigm Group Incorporated (b)	3	2,932
Union Pacific Corporation (b)	11	2,791
United Airlines Holdings, Inc. (a)	7	616
United Rentals, Inc. (b)	2	1,183
Vertiv Holdings Co - Class A	3	676
		68,221
Energy 4.0%
Baker Hughes Company - Class A (b)	63	3,859
Diamondback Energy, Inc. (b)	12	2,374
EOG Resources, Inc.	47	6,845

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
EQT Corporation	25	1,613
Exxon Mobil Corporation	103	17,556
		32,247
Consumer Staples 3.9%
Altria Group, Inc.	25	1,623
Church & Dwight Co., Inc.	17	1,594
Keurig Dr Pepper Inc.	85	2,230
Mondelez International, Inc. - Class A	87	5,002
PepsiCo, Inc. (b)	56	8,653
Philip Morris International Inc. (b)	36	5,881
Walmart Inc.	52	6,483
		31,466
Utilities 2.6%
Entergy Corporation	36	4,021
NextEra Energy, Inc.	88	8,213
NRG Energy, Inc.	3	422
Sempra (b)	44	4,238
The Southern Company	39	3,734
Vistra Corp.	3	435
		21,063
Materials 2.0%
Ball Corporation	5	318
Ecolab Inc. (b)	23	6,065
Linde Public Limited Company	8	3,952
Martin Marietta Materials, Inc. (b)	3	1,491
PPG Industries, Inc. (b)	22	2,302
Vulcan Materials Company	6	1,650
		15,778
Real Estate 1.8%
American Tower Corporation	5	832
Equinix, Inc.	4	3,834
Equity Lifestyle Properties, Inc.	26	1,593
SBA Communications Corporation - Class A	8	1,346
Ventas, Inc. (b)	53	4,339
Welltower Inc.	15	2,973
		14,917
Total Common Stocks (cost $587,879)		798,444
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	5,059	5,059
Total Short Term Investments (cost $5,059)		5,059
Total Investments 99.7% (cost $592,938)		803,503
Total Purchased Options 2.4% (cost $18,505)		19,576
Other Derivative Instruments (2.2)%		(17,686)
Other Assets and Liabilities, Net 0.1%		282
Total Net Assets 100.0%		805,675

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,780	39,515	37,236	37	—	—	5,059	0.6

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	24	June 2026	8,000	219	(115)

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	6,180.00	06/30/26	1,234	762,612	19,576

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Call	6,865.00	06/30/26	1,234	847,141	(13,080)
S&P 500 Index	Put	5,210.00	06/30/26	1,234	642,914	(4,825)
						(17,905)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	798,444	—	—	798,444
Short Term Investments	5,059	—	—	5,059
	803,503	—	—	803,503
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	19,576	—	—	19,576
	19,576	—	—	19,576
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(115)	—	—	(115)
Exchange Traded Written Options	(17,905)	—	—	(17,905)
	(18,020)	—	—	(18,020)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.5%
Industrials 24.2%
AMETEK, Inc.	139	29,694
Axon Enterprise, Inc. (a)	62	26,222
Broadridge Financial Solutions, Inc.	155	25,193
BWXT Government Group, Inc.	145	29,603
Carlisle Companies Incorporated	50	16,621
Comfort Systems USA, Inc.	58	80,198
ESAB Corporation	171	16,528
FTAI Aviation Ltd.	158	38,635
HEICO Corporation - Class A	188	39,577
Howmet Aerospace Inc.	471	108,577
Ingersoll Rand Inc.	214	17,111
ITT Inc.	182	34,730
PACCAR Inc	136	15,747
Quanta Services, Inc.	166	90,857
Rocket Lab USA, Inc. (a)	305	19,593
Rollins, Inc.	484	25,824
Trane Technologies Public Limited Company	41	16,892
Veralto Corporation	202	17,839
Vertiv Holdings Co - Class A	420	105,231
		754,672
Consumer Discretionary 19.5%
AutoZone, Inc. (a)	9	28,944
Bright Horizons Family Solutions, Inc. (a)	139	11,431
Burlington Stores, Inc. (a)	152	49,609
Carvana Co. - Class A (a)	174	54,656
Chipotle Mexican Grill, Inc. (a)	486	15,565
Coupang, Inc. - Class A (a)	648	12,237
DoorDash, Inc. - Class A (a)	129	19,345
Expedia Group, Inc.	47	10,777
Flutter Entertainment Public Limited Company (a)	77	7,827
Garmin Ltd.	71	16,558
Hilton Worldwide Holdings Inc.	353	107,180
Levi Strauss & Co. - Class A	935	17,289
On Holding AG - Class A (a)	582	19,787
Planet Fitness, Inc. - Class A (a)	168	12,487
Royal Caribbean Cruises Ltd.	353	97,233
Somnigroup International Inc.	467	34,506
Texas Roadhouse, Inc. - Class A	112	18,519
Thor Industries, Inc.	188	15,027
Ulta Beauty, Inc. (a)	63	32,982
Wingstop Inc.	46	7,198
Wynn Resorts, Limited	166	16,872
		606,029
Health Care 18.1%
Agilent Technologies, Inc.	139	15,885
Alkermes Public Limited Company (a)	485	17,148
Alnylam Pharmaceuticals, Inc. (a)	193	63,788
Bridgebio Pharma, Inc. (a)	91	6,720
Caris Life Sciences, Inc. (a) (b)	465	8,316
Cencora, Inc.	248	78,019
DexCom, Inc. (a)	490	30,800
Disc Medicine, Inc. (a)	106	6,783
IDEXX Laboratories, Inc. (a)	66	36,991
Insmed Incorporated (a)	426	69,703
Ionis Pharmaceuticals, Inc. (a)	222	16,659
IQVIA Holdings Inc (a)	106	18,091
Irhythm Holdings, Inc. (a)	62	7,274
Mettler-Toledo International Inc. (a)	11	13,452
Natera, Inc. (a)	232	46,474
Neurocrine Biosciences, Inc. (a)	332	43,741
Nuvalent, Inc. - Class A (a)	167	17,116
Penumbra, Inc. (a)	21	6,961
Rhythm Pharmaceuticals, Inc. (a)	163	14,214
uniQure N.V. (a)	155	2,535
Veeva Systems Inc. - Class A (a)	217	38,028
Xenon Pharmaceuticals Inc. (a)	117	6,804
		565,502
Information Technology 16.1%
Ciena Corporation (a)	74	28,846
Cloudflare, Inc. - Class A (a)	336	69,251
CyberArk Software Ltd. (a) (c)	51	2,314
Datadog, Inc. - Class A (a)	366	43,179
DigitalOcean Holdings, Inc. (a)	102	8,752
Fabrinet (a)	53	27,627
HubSpot, Inc. (a)	97	23,625
JFROG Ltd. (a)	363	17,052
MKS Inc.	90	20,744
MongoDB, Inc. - Class A (a)	82	20,007
Monolithic Power Systems, Inc.	33	36,538
Okta, Inc. - Class A (a)	196	15,424
ON Semiconductor Corporation (a)	491	30,432
Palo Alto Networks, Inc. (a)	111	17,831
Procore Technologies, Inc. (a)	308	17,559
Rambus Inc. (a)	167	14,376
Rubrik, Inc. - Class A (a)	207	10,137
Snowflake Inc. - Class A (a)	118	17,718
Teledyne Technologies Incorporated (a)	49	29,710
Teradyne, Inc.	95	28,208
Twilio Inc. - Class A (a)	182	22,888
		502,218
Financials 6.8%
Affirm Holdings, Inc. - Class A (a)	104	4,772
Ares Management Corporation - Class A	53	5,811
Arthur J. Gallagher & Co.	82	17,752
Bank of New York Mellon Corporation, The	158	18,706
Figure Technology Solutions, Inc. - Class A (a) (b)	278	9,437
Interactive Brokers Group, Inc. - Class A	150	10,037
LPL Financial Holdings Inc.	57	17,289
MSCI Inc. - Class A	80	43,347
Raymond James Financial, Inc.	204	29,499
Robinhood Markets, Inc. - Class A (a)	295	20,444
Rocket Companies, Inc. - Class A	1,329	18,932
Tradeweb Markets Inc. - Class A	147	17,305
		213,331
Energy 4.7%
Cheniere Energy, Inc.	194	54,901
EOG Resources, Inc.	200	28,894
TechnipFMC PLC	299	20,661
Williams Companies, Inc., The	570	41,512
		145,968
Communication Services 4.5%
Live Nation Entertainment, Inc. (a)	285	43,405
Reddit, Inc. - Class A (a)	199	26,787
Roblox Corporation - Class A (a)	580	32,826
Take-Two Interactive Software, Inc. (a)	195	38,482
		141,500
Consumer Staples 2.1%
Casey's General Stores, Inc.	46	33,714
Performance Food Group Company (a)	362	31,021
		64,735
Real Estate 1.6%
CBRE Group, Inc. - Class A (a)	257	34,781
Equity Lifestyle Properties, Inc.	238	14,868
		49,649
Utilities 1.4%
Vistra Corp.	283	42,582
Materials 0.5%
James Hardie Industries Public Limited Company (a)	753	14,270
Total Common Stocks (cost $2,807,298)		3,100,456
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	10,913	10,913
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	4,916	4,916
Total Short Term Investments (cost $15,829)		15,829
Total Investments 100.0% (cost $2,823,127)		3,116,285
Other Assets and Liabilities, Net (0.0)%		(904)
Total Net Assets 100.0%		3,115,381

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	21,897	172,397	183,381	257	—	—	10,913	0.3
JNL Government Money Market Fund, 3.63% - Class SL	—	26,520	21,604	5	—	—	4,916	0.2
	21,897	198,917	204,985	262	—	—	15,829	0.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,098,142	2,314	—	3,100,456
Short Term Investments	15,829	—	—	15,829
	3,113,971	2,314	—	3,116,285

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan Nasdaq Hedged Equity Fund
COMMON STOCKS 98.8%
Information Technology 50.5%
Adobe Inc. (a)	1	227
Advanced Micro Devices, Inc. (a) (b)	5	1,013
Analog Devices, Inc.	2	674
Apple Inc. (b)	15	3,852
Applied Materials, Inc.	1	461
AppLovin Corporation - Class A (a)	1	306
ASML Holding N.V. - ADR	—	551
Atlassian Corporation - Class A (a)	—	16
Broadcom Inc. (b)	4	1,348
Cisco Systems, Inc.	9	678
Cognizant Technology Solutions Corporation - Class A	2	99
CrowdStrike Holdings, Inc. - Class A (a)	1	296
Datadog, Inc. - Class A (a)	—	46
HubSpot, Inc. (a)	—	60
Intel Corporation (a)	9	379
Intuit Inc. (b)	1	435
KLA Corporation	—	79
Lam Research Corporation	5	1,074
Marvell Technology, Inc.	4	346
Micron Technology, Inc.	4	1,234
Microsoft Corporation (b)	8	2,906
NVIDIA Corporation (b)	25	4,436
NXP Semiconductors N.V.	1	285
Oracle Corporation	1	156
Palantir Technologies Inc. - Class A (a)	5	739
Palo Alto Networks, Inc. (a) (b)	3	419
Qualcomm Incorporated	2	317
Seagate Technology Holdings Public Limited Company	2	580
ServiceNow, Inc. (a)	1	106
Shopify Inc. - Class A (a)	2	290
Strategy Inc - Class A (a) (c)	—	34
Synopsys, Inc. (a)	1	327
Teradyne, Inc.	1	223
Texas Instruments Incorporated	2	422
Western Digital Corporation	1	156
Workday, Inc. - Class A (a)	—	51
		24,621
Communication Services 14.9%
Alphabet Inc. - Class C (b)	11	3,074
Comcast Corporation - Class A	12	349
Former Charter Communications Parent, Inc. - Class A (a)	—	73
Meta Platforms, Inc. - Class A (b)	3	1,823
Netflix, Inc. (a)	13	1,248
Take-Two Interactive Software, Inc. (a)	1	164
T-Mobile US, Inc. (b)	2	521
		7,252
Consumer Discretionary 12.9%
Airbnb, Inc. - Class A (a)	—	57
Amazon.com, Inc. (a) (b)	12	2,426
Booking Holdings Inc. (b)	—	484
Chipotle Mexican Grill, Inc. (a)	3	104
DoorDash, Inc. - Class A (a)	1	131
Lowe`s Companies, Inc.	1	184
Marriott International, Inc. - Class A	1	308
MercadoLibre, Inc. (a)	—	280
O'Reilly Automotive, Inc. (a)	4	344
PDD Holdings Inc. - ADR (a)	1	62
Ross Stores, Inc.	1	162
Starbucks Corporation	2	187
Tesla Inc. (a) (b)	4	1,569
		6,298
Consumer Staples 7.9%
Coca-Cola Company, The	2	126
Costco Wholesale Corporation (b)	1	947
Kraft Heinz Company, The	3	68
Mondelez International, Inc. - Class A	6	318
Monster Beverage 1990 Corporation (a)	4	292
PepsiCo, Inc.	4	579
Walmart Inc.	12	1,496
		3,826
Health Care 5.2%
AbbVie Inc.	1	262
Alnylam Pharmaceuticals, Inc. (a)	1	172
Amgen Inc.	1	266
Bristol-Myers Squibb Company	3	152
DexCom, Inc. (a)	2	104
Gilead Sciences, Inc.	1	86
Intuitive Surgical, Inc. (a)	1	547
Regeneron Pharmaceuticals, Inc.	—	361
Thermo Fisher Scientific Inc.	—	110
UnitedHealth Group Incorporated	—	75
Vertex Pharmaceuticals Incorporated (a)	1	407
		2,542
Industrials 3.6%
Copart, Inc. (a)	5	174
CSX Corporation	10	392
Deere & Company	—	182
Eaton Corporation Public Limited Company	1	216
Honeywell International Inc.	2	489
Uber Technologies, Inc. (a)	1	97
United Parcel Service, Inc. - Class B	—	41
Verisk Analytics, Inc.	1	140
		1,731
Utilities 1.4%
Constellation Energy Group, Inc.	—	53
NextEra Energy, Inc.	2	206
The Southern Company	2	197
XCEL Energy Inc.	3	212
		668
Materials 1.1%
Linde Public Limited Company	1	531
Financials 0.7%
Corpay Inc (a)	—	97
MasterCard Incorporated - Class A	—	153
PayPal Holdings, Inc.	2	68
		318
Energy 0.4%
Diamondback Energy, Inc.	1	220
Real Estate 0.2%
ProLogis Inc.	1	117
Total Common Stocks (cost $44,167)		48,124
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	89	89
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	34	34
Total Short Term Investments (cost $123)		123
Total Investments 99.0% (cost $44,290)		48,247
Total Purchased Options 2.8% (cost $1,376)		1,360
Other Derivative Instruments (2.9)%		(1,399)
Other Assets and Liabilities, Net 1.1%		506
Total Net Assets 100.0%		48,714

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/JPMorgan Nasdaq Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,424	4,888	6,223	7	—	—	89	0.2
JNL Government Money Market Fund, 3.63% - Class SL	—	69	35	—	—	—	34	0.1
	1,424	4,957	6,258	7	—	—	123	0.3

JNL/JPMorgan Nasdaq Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	2	June 2026	96	—	—

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Put	22,500.00	06/30/26	20	45,000	1,360

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Call	25,200.00	06/30/26	20	50,400	(1,015)
NASDAQ 100 Stock Index	Put	19,000.00	06/30/26	20	38,000	(384)
						(1,399)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Nasdaq Hedged Equity Fund
Assets - Securities
Common Stocks	48,124	—	—	48,124
Short Term Investments	123	—	—	123
	48,247	—	—	48,247
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
Exchange Traded Purchased Options	1,360	—	—	1,360
	1,360	—	—	1,360
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,399)	—	—	(1,399)
	(1,399)	—	—	(1,399)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.2%
U.S. Treasury Note 22.1%
Treasury, United States Department of
2.00%, 11/15/26	9,000	8,903
2.25%, 02/15/27 (a)	34,079	33,640
0.63%, 03/31/27	25,000	24,242
2.25%, 08/15/27	40,000	39,155
4.13%, 10/31/27 - 02/15/36	18,980	18,882
3.38%, 12/31/27 - 05/15/33	6,120	5,844
4.00%, 06/30/28 - 11/15/35	48,170	47,756
1.50%, 11/30/28	14,930	14,059
3.63%, 12/31/30	5,400	5,327
3.50%, 02/28/31 (b)	9,225	9,045
3.88%, 12/31/32 - 08/15/34	16,110	15,766
3.75%, 02/28/33	9,955	9,731
4.25%, 05/15/35 - 08/15/35	35,117	35,015
		267,365
Mortgage-Backed Securities 21.1%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28 - 03/01/56	14,757	15,059
7.00%, 10/01/31 - 06/01/32	5	5
5.50%, 07/01/38 - 03/01/56	43,702	44,059
6.50%, 03/01/56 - 04/01/56	4,070	4,225
Series 2025-A1A-CES3, REMIC, 4.84%, 09/25/60 (c) (d)	2,055	2,035
Federal National Mortgage Association, Inc.
7.00%, 03/01/29 - 04/01/56	685	723
8.00%, 12/01/29 - 03/01/31	4	4
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	30,811
1.94%, 10/01/33	10,000	8,470
2.52%, 09/01/34	6,843	5,964
2.41%, 10/01/34	9,794	8,501
5.50%, 02/01/35 - 03/01/56	24,211	24,422
1.78%, 05/01/35	15,000	11,881
2.50%, 11/01/35	1,554	1,471
6.00%, 11/01/35 - 04/01/56	8,289	8,481
6.50%, 02/01/36 - 04/01/56	2,453	2,540
2.04%, 06/01/37	5,102	4,005
3.50%, 06/01/42	3,291	3,174
5.00%, 08/01/52 - 03/01/56	38,398	38,101
TBA, 2.00%, 04/15/56 (e)	5,750	4,621
TBA, 6.00%, 04/15/56 (e)	17,940	18,281
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	223	232
2.50%, 10/15/49 - 12/20/49	2,722	2,347
3.50%, 09/20/51	6,191	5,619
5.50%, 01/20/56	8,253	8,318
Government National Mortgage Association II
2.50%, 08/20/53	1,811	1,559
		254,910
U.S. Treasury Bond 17.0%
Treasury, United States Department of
Interest Only, 0.00%, 08/15/36 - 08/15/37 (f)	1,106	676
2.00%, 11/15/41 - 02/15/50	72,500	46,852
3.88%, 02/15/43 - 05/15/43	18,000	15,985
3.63%, 08/15/43	12,735	10,876
3.75%, 11/15/43	48,000	41,612
3.00%, 05/15/45 - 02/15/48	37,500	28,284
4.88%, 08/15/45	52,550	52,384
4.63%, 11/15/45	6,175	5,955
2.25%, 08/15/49	5,000	3,109
		205,733
Collateralized Mortgage Obligations 13.9%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	3,854	3,556
Series GT-3270, REMIC, 5.50%, 01/15/27	—	—
Series AM-2525, REMIC, 4.50%, 04/15/32	38	38
Series NY-4206, REMIC, 3.00%, 05/15/33	3,265	3,174
Series MJ-2638, REMIC, 5.00%, 07/15/33	242	245
Series MU-2915, REMIC, 5.00%, 01/15/35	352	358
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,195	2,223
Series PB-3283, REMIC, 5.50%, 07/15/36	284	293
Series B-3413, REMIC, 5.50%, 04/15/37	127	129
Series PE-3341, REMIC, 6.00%, 07/15/37	195	204
Series HZ-4365, REMIC, 3.00%, 01/15/40	2,210	2,091
Series QH-3699, REMIC, 5.50%, 07/15/40	225	230
Series PB-4047, REMIC, 3.50%, 01/15/41	55	55
Series YN-4094, REMIC, 3.00%, 08/15/42	1,574	1,494
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,178
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,124
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,514
Series KR-4945, REMIC, 2.50%, 09/25/49	3,768	3,261
Series MD-4937, REMIC, 2.50%, 10/25/49	2,978	2,613
Series PA-4933, REMIC, 2.50%, 10/25/49	5,066	4,435
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	5,670	5,044
Series 2024-MT-2, REMIC, 3.50%, 05/25/64	2,821	2,451
Series 2025-MAU-1, REMIC, 3.25%, 11/25/64	8,412	7,655
Federal National Mortgage Association, Inc.
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	3,687	3,642
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,656
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	3,638	3,516
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,258	1,256
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	1,302	1,287
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,190	3,139
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,012
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,799
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	38	39
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	571	584
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	204	170
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,431
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,576
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	688	699
Series 2010-SL-4, REMIC, 3.09%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (g)	25	21
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	26	26
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	197	196
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,377
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,079	1,135
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	337	327
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	299	304
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,298
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,185	1,998
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	652	641
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	1,785	1,686
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	12,124
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	4,109	3,855
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	2,574	2,314
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	1,464	1,349
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	7,359	6,662
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	3,914	3,288
Series 2009-A-W1, REMIC, 5.99%, 12/25/49 (g)	62	64
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	7,482	6,035
REMIC, 0.50%, 09/25/54	1,314	1,135
Government National Mortgage Association
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	194	199
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	287	296
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	437	452
Interest Only, Series 2008-SA-40, REMIC, 2.61%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (g)	366	21
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	836	834
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	9,735	9,757
Interest Only, Series 2011-SH-97, REMIC, 2.34%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (g)	784	63
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,827
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,046
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	3,779	3,239
Principal Only, Series 2022-AO-94, REMIC, 0.00%, 05/20/52	3,081	2,199
Series 2025-JS-100, REMIC, 5.85%, (15.95% - (SOFR 30-Day Average * 2.75)), 06/20/55 (g)	3,718	3,587

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Series 2013-FA-H16, REMIC, 4.32%, (1 Month Term SOFR + 0.65%), 07/20/63 (g)	641	642
		168,168
U.S. Government Agency Obligations 4.0%
Federal Farm Credit Banks Funding Corporation
4.50%, 03/26/27 (h)	11,250	11,331
3.33%, 04/28/37 (h)	7,500	6,746
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (f) (h)	4,000	3,706
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 - 04/15/30 (f) (h)	27,560	23,599
Tennessee Valley Authority
Interest Only, 0.00%, 07/15/37 (f) (h)	6,000	3,505
		48,887
Commercial Mortgage-Backed Securities 3.1%
Federal Home Loan Mortgage Corporation
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,856
Series APT2-Q013, REMIC, 1.19%, 05/25/50 (g)	3,875	3,780
Federal National Mortgage Association, Inc.
Series 2022-A2-M3, REMIC, 1.71%, 11/25/31 (g)	7,500	6,513
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,851
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,905	8,074
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	8,369	7,983
		38,057
Total Government And Agency Obligations (cost $1,060,149)		983,120
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.5%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.42%, (1 Month Term SOFR + 0.31%), 12/20/46 (c) (d) (g)	223	201
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 4.30%, (1 Month Term SOFR + 0.53%), 07/20/46 (c) (d) (g)	116	102
AMSR 2026-SFR1 Trust
Series 2026-A-SFR1, 3.78%, 04/17/31	2,510	2,357
Aqua Finance Trust 2024-A
Series 2024-A-A, 4.81%, 06/17/30	1,703	1,715
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,563
Bridge 2025-SFR1 Trust
Series 2025-A-SFR1, REMIC, 4.05%, 09/17/30	5,107	4,896
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/60	4,412	3,703
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	8,087
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	102	100
FIGRE Trust 2025-HE3
Series 2025-A-HE3, REMIC, 5.56%, 05/25/55 (g)	3,683	3,700
GLS Auto Select Receivables Trust 2024-1
Series 2024-C-1A, 5.69%, 03/15/30	2,080	2,125
GreenSky Home Improvement Issuer Trust 2025-3
Series 2025-A2-3A, 4.59%, 12/27/60	1,945	1,929
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,348
GS Mortgage-Backed Securities Trust 2026-CES1
Series 2026-A1-CES1, REMIC, 4.90%, 01/25/30 (c)	534	529
Hilton Grand Vacations Trust 2025-2
Series 2025-A-2A, 4.54%, 05/25/44	2,256	2,257
IRV Trust 2025-200P
Series 2025-A-200P, REMIC, 5.47%, 02/15/35 (g)	3,600	3,602
Lendmark Funding Trust 2021-1
Series 2025-A-3A, 4.51%, 05/21/35	6,420	6,375
M&T Bank RV Trust 2026-1
Series 2026-A-1A, 4.35%, 01/15/46	2,465	2,452
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 3.54%, 02/25/34 (g)	159	136
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 5.18%, 10/25/34 (g)	26	25
MVW 2025-2 LLC
Series 2025-A-2A, 4.48%, 10/20/44	5,147	5,122
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	878	747
Onemain Direct Auto Receivables Trust 2025-2
Series 2026-A-1A, 4.49%, 12/14/33	3,620	3,598
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (g)	3,871	3,820
Progress Residential 2024-SFR5 Trust
Series 2025-A-SFR2, 3.31%, 04/17/42	7,950	7,500
PRPM 2025-RPL2, LLC
Series 2025-A1-RPL2, 3.75%, 04/25/55 (c)	3,154	3,074
RCKT Mortgage Trust 2025-CES10
Series 2025-A1A-CES10, REMIC, 4.89%, 10/25/55 (c)	4,651	4,612
RCKT Mortgage Trust 2025-CES12
Series 2025-A1A-CES12, REMIC, 5.03%, 11/25/29 (c)	5,831	5,799
RCKT Mortgage Trust 2026-CES2
Series 2026-A1A-CES2, REMIC, 4.76%, 02/25/30 (c)	3,649	3,603
SCF Equipment Leasing 2025-2 LLC
Series 2025-A3-2A, 4.33%, 08/20/30	6,605	6,580
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 6.78%, (1 Month Term SOFR + 0.53%), 08/25/36 (c) (d) (g)	193	158
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,566	11,459
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	227	229
Total Non-U.S. Government Agency Asset-Backed Securities (cost $118,392)		115,503
CORPORATE BONDS AND NOTES 7.4%
Financials 4.2%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	3,750	3,713
AIB Group Public Limited Company
6.61%, 09/13/29 (i)	4,000	4,183
Avolon Holdings Funding Limited
5.75%, 03/01/29 (i)	3,750	3,836
Bank of America Corporation
5.29%, 04/25/34	4,000	4,049
Citigroup Inc.
4.50%, 09/11/31	3,100	3,067
Goldman Sachs Group, Inc., The
4.37%, 10/21/31	3,150	3,090
4.52%, 01/21/32	3,045	3,003
HSBC Holdings PLC
4.62%, 11/06/31	3,500	3,457
Morgan Stanley
2.70%, 01/22/31	4,300	3,994
4.36%, 10/22/31	3,150	3,091
Morgan Stanley Private Bank, National Association
4.47%, 11/19/31	2,955	2,914
Santander UK Group Holdings PLC
5.69%, 04/15/31	3,500	3,596
Wells Fargo & Company
4.08%, 09/15/29	3,100	3,067
4.18%, 01/23/30	3,195	3,166
5.15%, 04/23/31	3,050	3,104
		51,330
Communication Services 1.4%
Alphabet Inc.
4.10%, 02/15/31	1,460	1,451
4.40%, 02/15/33	1,465	1,443

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
AT&T Inc.
4.70%, 08/15/30	3,100	3,126
Meta Platforms, Inc.
4.88%, 11/15/35	1,732	1,700
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,747
		17,467
Utilities 0.7%
PG&E Company
6.10%, 01/15/29	3,100	3,208
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,067
		8,275
Consumer Discretionary 0.3%
Amazon.com, Inc.
4.65%, 11/20/35	1,655	1,623
4.88%, 03/13/36	2,434	2,411
		4,034
Information Technology 0.3%
Marvell Technology, Inc.
5.75%, 02/15/29	3,100	3,201
Consumer Staples 0.3%
Philip Morris International Inc.
4.00%, 10/29/30	3,100	3,038
Energy 0.2%
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (i)	2,000	2,096
Total Corporate Bonds And Notes (cost $90,946)		89,441
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 3.53% (j) (k)	39,023	39,023
Total Short Term Investments (cost $39,023)		39,023
Total Investments 101.3% (cost $1,308,510)		1,227,087
Total Purchased Options 0.0% (cost $315)		61
Other Derivative Instruments (0.0)%		(10)
Other Assets and Liabilities, Net (1.3)%		(16,360)
Total Net Assets 100.0%		1,210,778

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(d) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $23,027.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $10,115 and 0.8% of the Fund.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	8,567	134,877	104,421	285	—	—	39,023	3.2
JNL Government Money Market Fund, 3.63% - Class SL	3,371	6,783	10,154	22	—	—	—	—
	11,938	141,660	114,575	307	—	—	39,023	3.2

JNL/JPMorgan U.S. Government & Quality Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	133	June 2026	15,346	39	(248)
United States 2 Year Note	1	July 2026	209	—	(1)
United States 5 Year Note	134	July 2026	14,499	19	(3)
				58	(252)
Short Contracts
United States 10 Year Note	(30)	June 2026	(3,371)	(7)	39

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/JPMorgan U.S. Government & Quality Bond Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Futures Options
United States Long Bond Future, Jun. 2026	Call	128.00	04/24/26	3,925	502,400	61

JNL/JPMorgan U.S. Government & Quality Bond Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States Long Bond Future, Jun. 2026	Call	131.00	04/24/26	3,925	514,175	(61)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	983,120	—	983,120
Non-U.S. Government Agency Asset-Backed Securities	—	115,503	—	115,503
Corporate Bonds And Notes	—	89,441	—	89,441
Short Term Investments	39,023	—	—	39,023
	39,023	1,188,064	—	1,227,087
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	39	—	—	39
Exchange Traded Purchased Options	61	—	—	61
	100	—	—	100
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(252)	—	—	(252)
Exchange Traded Written Options	(61)	—	—	(61)
	(313)	—	—	(313)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.5%
Financials 22.5%
American Express Company	61	18,497
AON Public Limited Company - Class A	10	3,348
Ares Management Corporation - Class A	41	4,488
Arthur J. Gallagher & Co.	42	9,177
Bank of America Corporation	539	26,273
Bank of New York Mellon Corporation, The	150	17,781
Berkshire Hathaway Inc. - Class B (a)	34	16,512
BlackRock, Inc.	5	4,859
Blackstone Inc. - Class A	45	5,124
Capital One Financial Corporation	96	17,581
Charles Schwab Corporation, The	254	23,840
Chubb Limited	30	9,738
Citigroup Inc.	182	20,604
First Citizens BancShares, Inc. - Class A	5	10,011
Goldman Sachs Group, Inc., The	19	15,669
Morgan Stanley	139	22,880
Progressive Corporation, The	43	8,601
Travelers Companies, Inc., The	31	8,981
U.S. Bancorp	206	10,736
Wells Fargo & Company	477	37,994
		292,694
Industrials 15.2%
3M Company	116	16,836
Carrier Global Corporation	425	23,915
CSX Corporation	326	13,389
Deere & Company	29	16,562
Dover Corporation	93	19,386
Eaton Corporation Public Limited Company	75	26,805
General Dynamics Corporation	66	22,512
Parker-Hannifin Corporation	5	4,300
Republic Services, Inc.	36	7,954
RTX Corporation	133	25,616
Union Pacific Corporation	87	21,008
		198,283
Health Care 13.9%
AbbVie Inc.	72	15,618
Becton, Dickinson and Company	35	5,438
Boston Scientific Corporation (a)	153	9,586
Bristol-Myers Squibb Company	190	11,515
Cardinal Health, Inc.	43	9,108
Cigna Group, The	40	10,716
CVS Health Corporation	169	12,106
Eli Lilly and Company	7	6,670
Johnson & Johnson	112	27,270
Medtronic, Inc.	85	7,403
Merck & Co., Inc.	160	19,290
Regeneron Pharmaceuticals, Inc.	12	9,609
Thermo Fisher Scientific Inc.	35	17,013
UnitedHealth Group Incorporated	46	12,457
Vertex Pharmaceuticals Incorporated (a)	16	7,144
		180,943
Consumer Discretionary 9.8%
Amazon.com, Inc. (a)	141	29,376
AutoZone, Inc. (a)	3	11,285
Booking Holdings Inc.	2	6,661
Chipotle Mexican Grill, Inc. (a)	140	4,468
Home Depot, Inc., The	48	15,906
Lowe`s Companies, Inc.	85	20,042
McDonald's Corporation	54	16,711
O'Reilly Automotive, Inc. (a)	78	7,236
TJX Companies, Inc., The	105	16,809
		128,494
Information Technology 9.6%
Advanced Micro Devices, Inc. (a)	23	4,572
Analog Devices, Inc.	83	26,482
International Business Machines Corporation	47	11,411
Intuit Inc.	16	6,919
Micron Technology, Inc.	32	10,928
Microsoft Corporation	48	17,706
NXP Semiconductors N.V.	72	14,187
Texas Instruments Incorporated	91	17,695
Western Digital Corporation	57	15,350
		125,250
Energy 6.6%
Chevron Corporation	153	31,624
ConocoPhillips	231	30,480
EOG Resources, Inc.	165	23,859
		85,963
Communication Services 5.6%
Alphabet Inc. - Class C	112	32,264
Comcast Corporation - Class A	358	10,272
Meta Platforms, Inc. - Class A	24	13,731
Walt Disney Company, The	169	16,325
		72,592
Consumer Staples 5.3%
Mondelez International, Inc. - Class A	193	11,138
PepsiCo, Inc.	32	5,030
Philip Morris International Inc.	161	26,540
Procter & Gamble Company, The	81	11,690
Walmart Inc.	119	14,767
		69,165
Utilities 4.5%
CMS Energy Corporation	165	12,788
Entergy Corporation	102	11,431
NextEra Energy, Inc.	180	16,673
Public Service Enterprise Group Incorporated	50	4,071
XCEL Energy Inc.	167	13,279
		58,242
Materials 3.8%
Air Products and Chemicals, Inc.	73	21,077
Ball Corporation	197	11,625
Vulcan Materials Company	61	16,528
		49,230
Real Estate 2.7%
American Tower Corporation	39	6,764
AvalonBay Communities, Inc.	5	831
Host Hotels & Resorts, Inc.	444	8,499
ProLogis Inc.	49	6,515
Ventas, Inc.	155	12,707
		35,316
Total Common Stocks (cost $1,030,640)		1,296,172
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	4,792	4,792
Total Short Term Investments (cost $4,792)		4,792
Total Investments 99.9% (cost $1,035,432)		1,300,964
Other Assets and Liabilities, Net 0.1%		1,792
Total Net Assets 100.0%		1,302,756

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	9,903	36,062	41,173	62	—	—	4,792	0.4

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,296,172	—	—	1,296,172
Other Equity Interests	—	—	—	—
Short Term Investments	4,792	—	—	4,792
	1,300,964	—	—	1,300,964

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Lazard International Quality Growth Fund
COMMON STOCKS 96.6%
United Kingdom 18.1%
Diageo PLC	246	4,569
Diploma PLC	82	6,517
Experian PLC	228	7,905
Halma Public Limited Company	168	8,506
InterContinental Hotels Group PLC	57	7,507
London Stock Exchange Group PLC	88	10,383
Relx PLC	270	8,971
Unilever PLC	156	8,767
		63,125
Japan 9.7%
HOYA Corporation	39	6,794
Keyence Corporation	19	6,653
M3, Inc. (a)	605	6,216
Recruit Holdings Co., Ltd.	150	6,355
SMS Co., Ltd. (a)	379	3,980
Toei Animation Co., Ltd.	230	3,768
		33,766
United States of America 6.3%
Accenture Public Limited Company - Class A	36	7,110
AON Public Limited Company - Class A	31	9,888
Universal Music Group N.V.	254	4,932
		21,930
Germany 6.1%
RATIONAL Aktiengesellschaft	10	7,292
SAP SE	50	8,587
Scout24 SE (b)	69	5,344
		21,223
Taiwan 6.1%
Lotes Co., Ltd.	119	7,922
Taiwan Semiconductor Manufacturing Company Limited - ADR	39	13,228
		21,150
Netherlands 5.6%
ASML Holding N.V.	8	10,510
IMCD N.V. (a)	41	4,340
Wolters Kluwer N.V. - Class C	61	4,592
		19,442
France 5.1%
EssilorLuxottica	31	7,105
LVMH Moet Hennessy Louis Vuitton	14	7,596
Pernod Ricard	42	3,120
		17,821
Sweden 5.0%
ASSA ABLOY AB - Class B	295	10,624
Hexagon Aktiebolag - Class B	700	6,835
		17,459
Denmark 4.5%
Coloplast A/S - Class B	68	4,608
Novo Nordisk A/S - Class B	303	11,180
		15,788
Hong Kong 4.5%
AIA Group Limited	753	8,298
Hong Kong Exchanges and Clearing Limited	146	7,359
		15,657
Switzerland 4.2%
Galderma Group AG	28	5,545
Partners Group Holding AG	8	9,138
		14,683
Canada 4.1%
Dollarama Inc.	42	5,172
Toromont Industries Ltd.	66	9,213
		14,385
China 3.4%
Tencent Holdings Limited	188	11,833
India 2.3%
HDFC Bank Limited - ADR	313	7,798
Israel 2.2%
Check Point Software Technologies Ltd. (c)	53	7,574
South Africa 2.1%
Clicks Group	416	7,145
Brazil 1.9%
Totvs S.A.	992	6,712
Norway 1.9%
Gjensidige Forsikring ASA	249	6,493
Australia 1.8%
Computershare Limited	319	6,305
Belgium 1.7%
Argenx SE (c)	8	6,012
Total Common Stocks (cost $364,717)		336,301
PREFERRED STOCKS 1.3%
Germany 1.3%
Sartorius Aktiengesellschaft	19	4,702
Total Preferred Stocks (cost $5,295)		4,702
SHORT TERM INVESTMENTS 2.9%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	6,184	6,184
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	3,801	3,801
Total Short Term Investments (cost $9,985)		9,985
Total Investments 100.8% (cost $379,997)		350,988
Other Assets and Liabilities, Net (0.8)%		(2,889)
Total Net Assets 100.0%		348,099

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Lazard International Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	7,250	10,888	11,954	47	—	—	6,184	1.8
JNL Government Money Market Fund, 3.63% - Class SL	—	4,867	1,066	3	—	—	3,801	1.1
	7,250	15,755	13,020	50	—	—	9,985	2.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Lazard International Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Scout24 SE	10/23/24	6,058	5,344	1.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Lazard International Quality Growth Fund
Assets - Securities
Common Stocks	66,695	269,606	—	336,301
Preferred Stocks	—	4,702	—	4,702
Short Term Investments	9,985	—	—	9,985
	76,680	274,308	—	350,988

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 99.5%
United States of America 59.3%
Alnylam Pharmaceuticals, Inc. (a)	67	22,299
Alphabet Inc. - Class A	218	62,610
Amazon.com, Inc. (a)	230	47,904
Autodesk, Inc. (a)	24	5,680
Block, Inc. - Class A (a)	92	5,556
Boeing Company, The (a)	144	28,762
Deere & Company	19	10,646
Doximity, Inc. - Class A (a)	195	4,551
Expeditors International of Washington, Inc. - Class A	35	4,981
Meta Platforms, Inc. - Class A	98	56,338
Microsoft Corporation	64	23,878
Netflix, Inc. (a)	432	41,498
Nike, Inc. - Class B	77	4,048
Oracle Corporation	192	28,192
Qualcomm Incorporated	34	4,348
Salesforce, Inc.	55	10,176
SEI Investments Company	74	5,812
Tesla Inc. (a)	130	48,217
Vertex Pharmaceuticals Incorporated (a)	38	16,860
Visa Inc. - Class A	87	26,166
Yum! Brands, Inc.	29	4,560
		463,082
Switzerland 7.6%
CRISPR Therapeutics AG (a) (b)	183	8,712
Nestle S.A. - Class N	53	5,214
Novartis AG - Class N	211	32,009
Roche Holding AG	34	13,512
		59,447
China 7.4%
Alibaba Group Holding Limited - ADR	36	4,485
Baidu, Inc. - Class A - ADR (a) (b)	79	8,801
Tencent Holdings Limited	369	23,270
Trip.com Group Limited - ADR	266	13,250
Yum China Holdings, Inc.	161	7,841
		57,647
Argentina 5.5%
MercadoLibre, Inc. (a)	25	43,334
Canada 4.9%
Shopify Inc. - Class A (a)	321	38,102
United Kingdom 4.3%
Arm Holdings PLC - ADR (a) (b)	101	15,279
Experian PLC	338	11,726
Reckitt Benckiser Group PLC	34	2,292
Unilever PLC	79	4,440
		33,737
Netherlands 3.3%
Adyen N.V. (a) (c)	16	16,280
NXP Semiconductors N.V.	49	9,620
		25,900
Brazil 1.9%
American Beverage Co Ambev - ADR (b)	5,097	14,882
Japan 1.6%
FANUC Corporation	347	12,304
Denmark 1.4%
Novo Nordisk A/S - Class B	288	10,614
France 1.4%
LVMH Moet Hennessy Louis Vuitton	15	8,098
Societe d'exploitation Hoteliere (b)	48	2,456
		10,554
Italy 0.8%
Ferrari N.V.	19	6,349
Hong Kong 0.1%
Budweiser Brewing Company APAC Limited (b) (c)	886	818
Total Common Stocks (cost $587,711)		776,770
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	2,162	2,162
Total Short Term Investments (cost $2,162)		2,162
Total Investments 99.8% (cost $589,873)		778,932
Other Assets and Liabilities, Net 0.2%		1,576
Total Net Assets 100.0%		780,508

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,895	31,902	32,635	20	—	—	2,162	0.3

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	10/26/20	23,306	16,280	2.1
Budweiser Brewing Company APAC Limited	04/21/20	2,087	818	0.1
		25,393	17,098	2.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	633,737	143,033	—	776,770
Short Term Investments	2,162	—	—	2,162
	635,899	143,033	—	778,932

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 63.1%
Financials 20.4%
AEGON Funding Company LLC
5.50%, 04/16/27 (a)	388	391
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	289	294
AIB Group Public Limited Company
5.32%, 05/15/31 (a)	200	204
AIG Global Funding
5.20%, 01/12/29 (a)	418	425
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (a)	2,893	2,888
Aon Corporation
8.21%, 01/01/27	617	633
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)	1,000	995
Atlas Warehouse Lending Company, L.P.
6.05%, 01/15/28 (a)	429	435
4.63%, 11/15/28 (a)	2,134	2,101
4.95%, 11/15/30 (a)	1,135	1,115
Aviation Capital Group LLC
1.95%, 09/20/26 (a)	2,216	2,189
3.50%, 11/01/27 (a)	609	598
6.25%, 04/15/28 (a)	533	549
4.25%, 04/30/29 (a)	226	223
5.38%, 07/15/29 (a)	345	350
Avilease Capital Limited
4.75%, 11/12/30 (a)	813	793
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	378	374
2.53%, 11/18/27 (a)	166	160
4.95%, 01/15/28 (a)	520	522
2.75%, 02/21/28 (a)	478	461
6.38%, 05/04/28 (a)	849	874
5.75%, 03/01/29 - 11/15/29 (a)	1,438	1,474
4.20%, 04/15/29 (a)	316	310
Azorra Finance Limited
7.75%, 04/15/30 (a)	1,000	1,031
Banco de Bogota
6.25%, 05/12/26 (b)	340	339
Banco Internacional Del Peru S.A.A. – Interbank
4.80%, 07/15/31 (a)	406	401
Bank Hapoalim B.M.
4.72%, 07/14/29 (a)	740	730
Bank of Ireland Group Public Limited Company
5.60%, 03/20/30 (a)	548	562
Bank of Montreal
4.34%, 03/19/30 (c)	864	861
Barclays PLC
6.50%, 09/13/27	725	731
2.28%, 11/24/27	351	346
4.22%, 05/24/30	307	302
5.37%, 02/25/31	445	453
Blackstone Private Credit Fund
2.63%, 12/15/26	1,028	1,006
Blackstone Secured Lending Fund
2.13%, 02/15/27	366	355
Block, Inc.
0.00%, 05/01/26 (d) (e)	684	682
2.75%, 06/01/26	1,024	1,019
Blue Owl Credit Income Corp.
3.13%, 09/23/26	67	66
BNP Paribas
2.59%, 01/20/28 (a)	1,805	1,777
5.28%, 11/19/30 (a)	255	259
Brighthouse Financial, Inc.
5.55%, 04/09/27 (a)	935	941
5.65%, 06/10/29 (a)	1,053	1,062
Canadian Imperial Bank of Commerce
4.28%, 01/29/30	496	493
Citadel Securities Global Holdings LLC
5.50%, 06/18/30 (a)	1,430	1,455
Citigroup Inc.
3.07%, 02/24/28	781	772
4.79%, 03/04/29	140	141
5.17%, 02/13/30	2,055	2,087
4.50%, 09/11/31	1,803	1,784
Citizens Bank, National Association
4.58%, 08/09/28 (b)	759	760
Citizens Financial Group, Inc.
5.84%, 01/23/30	1,104	1,137
5.25%, 03/05/31	1,410	1,428
CNO Global Funding
4.88%, 12/10/27 (a)	505	507
4.38%, 09/08/28 (a)	395	392
4.95%, 09/09/29 (a)	262	264
4.70%, 12/11/30 (a)	1,185	1,169
Danske Bank A/S
4.61%, 10/02/30 (a)	510	508
Deutsche Bank Aktiengesellschaft
5.00%, 09/11/30	252	253
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (a)	3,334	3,347
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	885	899
4.65%, 06/09/28 (a)	388	388
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (f)	736	749
F&G Global Funding
5.88%, 06/10/27 (a)	304	307
4.65%, 09/08/28 (a)	420	416
Fidelity National Information Services, Inc.
3.75%, 05/21/29	526	511
First Citizens BancShares, Inc.
5.23%, 03/12/31	1,335	1,325
First Horizon Corporation
5.51%, 03/07/31	526	533
Fiserv, Inc.
5.45%, 03/02/28	394	400
4.55%, 02/15/31	116	114
5.35%, 03/15/31	173	175
Ford Motor Credit Company LLC
2.70%, 08/10/26	1,131	1,123
5.13%, 11/05/26	2,526	2,532
4.27%, 01/09/27	1,420	1,412
5.85%, 05/17/27	621	626
7.35%, 11/04/27	591	610
5.80%, 03/08/29	1,112	1,124
4.97%, 04/06/29	306	302
5.30%, 09/06/29	1,046	1,040
Freedom Mortgage Corporation
6.63%, 01/15/27 (a)	1,050	1,048
GA Global Funding Trust
5.50%, 01/08/29 (a)	393	398
General Motors Financial Company, Inc.
5.40%, 04/06/26 - 05/08/27	442	443
5.00%, 07/15/27	379	381
5.65%, 01/17/29	1,048	1,072
5.55%, 07/15/29	756	773
4.96%, (SOFR + 1.29%), 01/07/30 (g)	377	373
GGAM Finance Ltd.
8.00%, 02/15/27 - 06/15/28 (a)	1,091	1,112
Global Payments Inc.
4.50%, 11/15/28	776	769
4.88%, 11/15/30	673	662
Goldman Sachs Group, Inc., The
2.64%, 02/24/28	754	742
3.62%, 03/15/28	129	128
3.81%, 04/23/29	208	205
4.22%, 05/01/29	3,501	3,480
5.73%, 04/25/30	863	890
5.22%, 04/23/31	674	686
4.37%, 10/21/31	419	411
4.52%, 01/21/32	947	934
HSBC Holdings PLC
5.60%, 05/17/28	869	879
4.90%, 03/03/29	681	685

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Intesa Sanpaolo SPA
4.20%, 06/01/32 (a)	730	683
Jane Street Group, LLC
4.50%, 11/15/29 (a)	1,006	975
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (a)	957	958
JPMorgan Chase & Co.
3.78%, 02/01/28	361	359
2.95%, 02/24/28	258	255
4.32%, 04/26/28	245	245
3.54%, 05/01/28	1,010	1,001
4.85%, 07/25/28	235	236
5.01%, 01/23/30	2,777	2,815
5.58%, 04/22/30	175	180
3.70%, 05/06/30	187	183
5.14%, 01/24/31	269	274
2.96%, 05/13/31	489	456
LPL Holdings, Inc.
5.70%, 05/20/27	251	253
4.63%, 11/15/27 (a)	2,619	2,599
4.90%, 04/03/28	314	315
6.75%, 11/17/28	492	516
5.20%, 03/15/30	199	201
5.15%, 06/15/30	471	474
M&T Bank Corporation
4.55%, 08/16/28	637	637
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (a)	568	589
5.15%, 03/17/30 (a)	176	175
6.50%, 03/26/31 (a)	288	302
Macquarie Bank Limited
3.62%, 06/03/30 (a) (d)	392	372
MGIC Investment Corporation
5.25%, 08/15/28	829	828
Midcap Financial Issuer Trust
6.50%, 05/01/28 (a)	680	660
Morgan Stanley
4.21%, 04/20/28	231	230
5.45%, 07/20/29	720	733
4.24%, 01/09/30	806	798
5.17%, 01/16/30	2,263	2,295
4.43%, 01/23/30	1,841	1,832
5.66%, 04/18/30	657	676
5.04%, 07/19/30	383	387
4.36%, 10/22/31	1,088	1,068
4.49%, 01/16/32	962	948
4.71%, 03/12/32	941	936
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	252	251
MSCI Inc.
4.00%, 11/15/29 (a)	820	796
3.63%, 09/01/30 (a)	333	315
Mutual Of Omaha Cps Global Funding
5.45%, 12/12/28 (a)	620	632
5.00%, 04/01/30 (a)	390	393
4.55%, 01/13/31 (a)	630	623
NatWest Markets PLC
4.65%, 03/27/29 (a)	943	946
Navient Corporation
6.75%, 06/15/26	1,121	1,121
5.00%, 03/15/27	558	545
NMI Holdings, Inc.
6.00%, 08/15/29	189	194
OneMain Finance Corporation
6.63%, 01/15/28	676	679
Popular, Inc.
7.25%, 03/13/28	671	691
Protective Life Corporation
4.70%, 01/15/31 (a)	708	702
Protective Life Global Funding
5.76%, 07/05/30 (a)	172	179
Rocket Companies, Inc.
6.50%, 08/01/29 (a)	1,349	1,364
6.13%, 08/01/30 (a)	705	711
Rocket Mortgage, LLC
2.88%, 10/15/26 (a)	1,438	1,420
Sammons Financial Group, Inc.
5.10%, 12/10/29 (a)	442	446
Santander UK Group Holdings PLC
6.53%, 01/10/29	2,601	2,683
4.32%, 09/22/29	400	396
SLM Corporation
3.13%, 11/02/26	925	915
Societe Generale
5.25%, 02/19/27 (a)	1,126	1,134
Standard Chartered PLC
6.75%, 02/08/28 (a)	393	400
5.69%, 05/14/28 (a)	457	462
4.30%, 01/13/30 (a)	494	489
Starwood Property Trust, Inc.
3.63%, 07/15/26 (a)	350	347
Stellantis Financial Services US Corp.
4.95%, 09/15/28 (a)	557	554
Synchrony Bank
5.63%, 08/23/27 (b)	1,688	1,707
Synchrony Financial
3.70%, 08/04/26	265	264
3.95%, 12/01/27	223	220
5.02%, 07/29/29	387	387
Takeoff Merger Sub Inc.
4.50%, 03/24/29 (a)	496	493
4.85%, 03/24/31 (a)	621	614
Toronto-Dominion Bank, The
3.63%, 09/15/31 (d)	1,466	1,453
Truist Financial Corporation
5.44%, 01/24/30	409	419
U.S. Bancorp
5.10%, 07/23/30	646	657
5.05%, 02/12/31	1,687	1,711
UBS AG
4.30%, 03/16/29	355	355
UBS Group AG
1.49%, 08/10/27 (a)	313	310
3.87%, 01/12/29 (a)	523	517
5.43%, 02/08/30 (a)	279	285
United Wholesale Mortgage, LLC
5.75%, 06/15/27 (a)	1,036	1,019
Wells Fargo & Company
4.97%, 04/23/29	546	551
5.57%, 07/25/29	1,270	1,299
5.20%, 01/23/30	2,816	2,866
Western-Southern Global Funding
4.50%, 07/16/28 (a)	220	220
4.90%, 05/01/30 (a)	422	425
Westpac Banking Corporation
4.32%, 11/23/31 (d)	243	242
		140,281
Energy 10.5%
Aethon United BR LP
7.50%, 10/01/29 (a)	2,115	2,210
Antero Midstream Partners LP
5.75%, 01/15/28 (a)	691	690
5.38%, 06/15/29 (a)	350	349
Antero Resources Corporation
5.38%, 03/01/30 (a)	337	339
Apa Corp.
4.38%, 10/15/28	2,186	2,186
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	790	790
Baker Hughes Holdings LLC
4.05%, 03/11/29	427	424
4.35%, 06/15/31	732	723
Buckeye Partners, L.P.
3.95%, 12/01/26	1,138	1,125
6.88%, 07/01/29 (a)	330	338
California Resources Corporation
8.25%, 06/15/29 (a)	593	621

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	284	273
Cheniere Energy, Inc.
4.63%, 10/15/28	353	352
Chord Energy Corporation
6.00%, 10/01/30 (a)	651	658
Citgo Petroleum Corporation
8.38%, 01/15/29 (a)	2,000	2,065
Civitas Resources, Inc.
5.00%, 10/15/26 (a)	2,117	2,114
8.38%, 07/01/28 (a)	1,312	1,347
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	727	728
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	1,523	1,530
6.04%, 08/15/28 (a)	538	555
Continental Resources, Inc.
2.27%, 11/15/26 (a)	2,038	2,003
4.38%, 01/15/28	868	862
5.75%, 01/15/31 (a)	1,714	1,748
Coterra Energy Inc.
3.90%, 05/15/27	2,053	2,040
4.38%, 03/15/29	1,237	1,233
Crescent Energy Finance LLC
7.75%, 07/31/29 (a)	363	365
9.75%, 10/15/30 (a)	685	734
Crestwood Midstream Partners LP
6.00%, 02/01/29 (a)	1,982	1,996
7.38%, 02/01/31 (a)	799	828
Delek Logistics Partners, LP
7.13%, 06/01/28 (a)	380	380
8.63%, 03/15/29 (a)	1,404	1,452
Devon Energy Corporation
5.25%, 10/15/27	1,045	1,045
DT Midstream, Inc.
4.13%, 06/15/29 (a)	2,179	2,132
4.38%, 06/15/31 (a)	517	498
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (a)	1,628	1,630
Ecopetrol S.A.
8.63%, 01/19/29	1,971	2,080
EQT Corporation
3.13%, 05/15/26 (a)	1,787	1,783
4.50%, 01/15/29	275	274
7.50%, 06/01/30	304	331
Expand Energy Corporation
5.88%, 02/01/29 (a)	1,016	1,016
Genesis Energy, L.P.
8.25%, 01/15/29	1,320	1,359
Gulfport Energy Corporation
6.75%, 09/01/29 (a)	1,009	1,033
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	300	303
Helmerich & Payne, Inc.
4.65%, 12/01/27	525	526
4.85%, 12/01/29 (c)	196	196
Hess Infrastructure Partners LP
5.88%, 03/01/28 (a)	240	241
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	824	821
HF Sinclair Corporation
5.00%, 02/01/28	1,168	1,168
Kinetik Holdings LP
6.63%, 12/15/28 (a)	1,130	1,146
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (b)	200	199
Murphy Oil USA, Inc.
5.63%, 05/01/27	565	563
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	946	948
Occidental Petroleum Corporation
8.88%, 07/15/30	1,109	1,263
6.63%, 09/01/30	277	297
7.50%, 05/01/31	182	203
Petrobras Global Finance B.V.
5.13%, 09/10/30	1,249	1,224
Petroleos Mexicanos
8.75%, 06/02/29	350	368
Repsol E&P Capital Markets US LLC
4.81%, 09/16/28 (a)	200	201
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	1,050	1,024
SM Energy Company
6.75%, 09/15/26	1,693	1,692
6.50%, 07/15/28	682	683
Solaris Water Midstream, LLC
7.25%, 04/01/30 (a)	1,640	1,727
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	967	971
5.03%, 10/01/29	777	782
Southwestern Energy Company
5.38%, 02/01/29 - 03/15/30	1,338	1,342
Sunoco LP
5.88%, 07/15/27 (a)	340	340
7.00%, 09/15/28 - 05/01/29 (a)	815	833
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (a)	350	359
Tengizchevroil Finance Company S.a.r.l.
4.00%, 08/15/26 (b)	1,831	1,824
3.25%, 08/15/30 (a)	400	370
Vine Energy Holdings LLC
6.75%, 04/15/29 (a)	1,409	1,412
Viper Energy Partners LLC
4.90%, 08/01/30	802	804
Western Midstream Operating, LP
4.75%, 08/15/28	385	387
6.35%, 01/15/29	1,179	1,228
4.80%, 03/01/31	332	329
Whistler Pipeline LLC
5.40%, 09/30/29 (a)	571	585
		72,598
Consumer Discretionary 5.7%
7-Eleven, Inc.
1.80%, 02/10/31 (a)	573	496
Allison Transmission, Inc.
5.88%, 06/01/29 (a)	249	251
Amazon.com, Inc.
4.00%, 03/13/29	187	186
4.25%, 03/13/31	1,858	1,846
American Axle & Manufacturing, Inc.
6.88%, 07/01/28	166	166
AS Mileage Plan IP Ltd.
5.02%, 10/20/29 (a)	808	799
Beazer Homes USA, Inc.
5.88%, 10/15/27	85	85
Carnival Corporation
4.00%, 08/01/28 (a)	3,172	3,098
7.00%, 08/15/29 (a)	686	711
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)	501	487
Discovery Communications, LLC
3.95%, 03/20/28	1,793	1,757
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)	775	787
EG Global Finance PLC
12.00%, 11/30/28 (a)	800	855
Empire Resorts, Inc.
7.75%, 11/01/26 (a)	200	195
Flutter Treasury Designated Activity Company
6.38%, 04/29/29 (a)	1,200	1,222
5.88%, 06/04/31 (a)	600	594
Hasbro, Inc.
3.90%, 11/19/29 (f)	2,431	2,371
4.65%, 03/12/31	148	146
Hyundai Capital America
4.30%, 09/24/27 (a)	700	697
2.00%, 06/15/28 (a)	654	619
4.90%, 06/23/28 (a)	649	653

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
6.10%, 09/21/28 (a)	745	770
5.30%, 01/08/29 (a)	409	415
6.50%, 01/16/29 (a)	157	164
Las Vegas Sands Corp.
3.50%, 08/18/26	1,153	1,148
5.90%, 06/01/27	64	65
LGI Homes, Inc.
8.75%, 12/15/28 (a)	980	1,002
Mattel, Inc.
5.88%, 12/15/27 (a)	1,815	1,814
5.00%, 11/17/30	1,188	1,183
MCE Finance Limited
5.75%, 07/21/28 (a)	200	196
Nissan Motor Acceptance Company LLC
6.95%, 09/15/26 (a)	1,486	1,495
1.85%, 09/16/26 (a)	371	364
PENN Entertainment, Inc.
5.63%, 01/15/27 (a)	580	578
Prosus N.V.
3.26%, 01/19/27 (a)	1,075	1,062
Rakuten Group, Inc.
11.25%, 02/15/27 (a)	1,791	1,854
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (a)	764	767
3.70%, 03/15/28	1,493	1,468
5.50%, 04/01/28 (a)	212	214
5.63%, 09/30/31 (a)	960	971
Sotheby's, Inc.
7.38%, 10/15/27 (a)	975	970
Studio City Company Limited
7.00%, 02/15/27 (b)	1,040	1,038
Travel + Leisure Co.
6.63%, 07/31/26 (a)	700	701
Volkswagen Group of America Finance, LLC
4.45%, 09/11/27 (a)	990	987
Warnermedia Holdings, Inc.
3.76%, 03/15/27	377	372
4.05%, 03/15/29	555	537
WMG Acquisition Corp.
3.75%, 12/01/29 (a)	39	37
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)	989	1,001
		39,194
Industrials 5.6%
Air Canada
3.88%, 08/15/26 (a)	925	920
Air Lease Corporation
5.10%, 03/01/29	676	682
Aircastle Limited
5.25%, 03/15/30 (a)	170	172
5.00%, 09/15/30 (a)	316	316
American Airlines, Inc.
5.50%, 04/20/26 (a)	188	188
ATI Inc.
7.25%, 08/15/30	568	588
Boeing Company, The
2.25%, 06/15/26	413	411
5.04%, 05/01/27 (f)	229	230
6.30%, 05/01/29 (f)	981	1,030
5.15%, 05/01/30 (f)	1,590	1,616
Bombardier Inc.
7.50%, 02/01/29 (a)	320	332
Chart Industries, Inc.
7.50%, 01/01/30 (a)	1,205	1,252
CNH Industrial Capital LLC
4.75%, 03/21/28	177	178
Czechoslovak Group a.s.
6.50%, 01/10/31 (a)	692	708
Eaton Corporation
3.95%, 03/06/29	329	326
4.20%, 03/06/31	251	248
Equipmentshare.Com Inc
9.00%, 05/15/28 (a)	644	664
Fedex Freight Holding Company, Inc.
4.65%, 03/15/31 (a)	130	128
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (a)	1,450	1,449
GEO Group, Inc., The
8.63%, 04/15/29	875	909
Griffon Corporation
5.75%, 03/01/28	333	331
GXO Logistics Inc.
1.65%, 07/15/26	1,040	1,031
6.25%, 05/06/29	1,158	1,201
Hillenbrand, Inc.
6.25%, 02/15/29	1,253	1,159
Honeywell Aerospace Inc.
4.30%, 03/16/31 (a)	640	634
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,347	1,397
Jacobs Solutions Inc.
4.75%, 03/03/31	458	452
MasTec, Inc.
4.50%, 08/15/28 (a)	1,602	1,580
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (a)	260	250
Molex Electronic Technologies, LLC
4.75%, 04/30/28 (a)	669	672
Penske Truck Leasing Co., L.P.
4.20%, 04/01/27 (a)	1,403	1,399
Regal Rexnord Corporation
6.05%, 04/15/28 (f)	2,464	2,527
6.30%, 02/15/30 (f)	1,736	1,820
Spirit AeroSystems, Inc.
3.85%, 06/15/26	1,273	1,270
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)	320	319
TransDigm Inc.
6.75%, 08/15/28 (a)	1,350	1,363
Trinity Industries, Inc.
7.75%, 07/15/28 (a)	1,081	1,107
Triton Container International Limited
2.05%, 04/15/26 (a)	778	777
3.15%, 06/15/31 (a)	210	190
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	3,703	3,670
United Airlines Holdings, Inc.
4.88%, 03/01/29	270	265
Vertiv Group Corporation
4.13%, 11/15/28 (a)	658	647
XPO, Inc.
6.25%, 06/01/28 (a)	2,239	2,269
		38,677
Utilities 5.1%
AES Corporation, The
5.45%, 06/01/28	711	718
Alexander Funding Trust II
7.47%, 07/31/28 (a)	722	760
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (h)	1,068	1,069
Alliant Energy Finance, LLC
5.40%, 06/06/27 (a)	244	246
5.95%, 03/30/29 (a)	1,349	1,398
Black Hills Corporation
5.95%, 03/15/28	724	743
Capital Power (US Holdings) Inc.
5.26%, 06/01/28 (a)	1,279	1,288
Cleco Corporate Holdings LLC
3.74%, 05/01/26	436	435
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (b)	900	897
Constellation Energy Generation, LLC
4.63%, 02/01/29 (a)	922	910
4.40%, 01/15/31	264	261
5.00%, 02/01/31 (a)	1,186	1,190
DTE Energy Company
5.10%, 03/01/29	560	569

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Electricite de France
5.70%, 05/23/28 (a)	872	893
Emera US Finance LP
4.50%, 04/01/29	314	314
Enel Finance International N.V.
4.13%, 09/30/28 (a)	299	296
5.13%, 06/26/29 (a)	675	685
4.38%, 09/30/30 (a)	391	384
Engie
5.25%, 04/10/29 (a)	330	338
Eversource Energy
5.95%, 02/01/29	550	570
FirstEnergy Pennsylvania Electric Company
4.15%, 03/15/28 (a)	187	186
ITC Holdings Corp.
4.95%, 09/22/27 (a)	551	554
4.88%, 04/15/31 (a)	1,230	1,231
Liberty Utilities Co.
5.58%, 01/31/29 (a)	688	701
National Fuel Gas Company
5.50%, 03/15/30 (f)	1,541	1,579
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (a)	455	454
NOVA Securitisation S.a r.l.
5.75%, 02/03/31 (a)	920	887
NRG Energy, Inc.
4.73%, 10/15/30 (a)	1,442	1,430
OGE Energy Corp.
5.45%, 05/15/29	254	260
Ohio Edison Company
4.95%, 12/15/29 (a)	133	135
Oncor Electric Delivery Company LLC
4.50%, 03/15/31 (a)	496	494
PG&E Company
5.00%, 06/04/28	565	570
6.10%, 01/15/29	222	230
5.55%, 05/15/29	525	537
4.55%, 07/01/30	648	640
PG&E Corporation
5.25%, 07/01/30	490	483
PSEG Power LLC
5.20%, 05/15/30 (a)	389	395
Snam S.p.A.
5.00%, 05/28/30 (a)	388	392
Southwest Gas Corporation
5.45%, 03/23/28	564	575
System Energy Resources, Inc.
6.00%, 04/15/28	1,500	1,541
Talen Energy Supply, LLC
8.63%, 06/01/30 (a)	122	128
Vistra Operations Company LLC
5.05%, 12/30/26 (a)	175	176
3.70%, 01/30/27 (a)	242	240
5.63%, 02/15/27 (a)	2,509	2,510
4.30%, 10/15/28 (a)	2,011	1,988
4.38%, 05/01/29 (a)	985	961
4.70%, 01/31/31 (a)	686	675
7.75%, 10/15/31 (a)	1,212	1,269
		35,185
Health Care 4.9%
180 Medical, Inc.
3.88%, 10/15/29 (a)	1,046	1,015
Adventist Health System/West
4.74%, 12/01/30	1,777	1,765
Augusta SpinCo Corporation
4.40%, 03/23/29	499	498
4.66%, 03/23/31	501	499
Baxter International Inc.
2.27%, 12/01/28	394	367
4.45%, 02/15/29	188	186
4.90%, 12/15/30	1,319	1,303
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	470	464
Bayer US Finance LLC
6.25%, 01/21/29 (a)	597	620
6.38%, 11/21/30 (a)	1,522	1,602
Centene Corporation
4.25%, 12/15/27	2,175	2,138
2.45%, 07/15/28	944	879
3.00%, 10/15/30	738	646
CommonSpirit Health
4.35%, 09/01/30	255	251
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/26 (a)	160	157
3.75%, 06/15/29 (a)	992	963
2.38%, 02/16/31 (a)	408	362
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	313	318
Herbalife International, Inc.
12.25%, 04/15/29 (a)	1,052	1,121
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	566	569
5.85%, 05/08/29	2,431	2,473
Illumina, Inc.
5.75%, 12/13/27	721	735
4.75%, 12/12/30	899	895
IQVIA Inc.
5.00%, 05/15/27 (a)	821	819
5.70%, 05/15/28	200	204
6.25%, 02/01/29	785	816
Medline Borrower, LP
6.25%, 04/01/29 (a)	1,494	1,524
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	464	448
Organon & Co.
4.13%, 04/30/28 (a)	1,510	1,463
Rede D'Or Finance
4.95%, 01/17/28 (b)	727	718
Royalty Pharma PLC
5.15%, 09/02/29	525	534
2.20%, 09/02/30	176	159
4.45%, 03/25/31	1,998	1,974
Solventum Corporation
5.40%, 03/01/29	964	986
Tenet Healthcare Corporation
6.13%, 10/01/28	1,032	1,034
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	1,404	1,390
Universal Health Services, Inc.
4.63%, 10/15/29	1,357	1,341
2.65%, 10/15/30	215	193
		33,429
Information Technology 2.4%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	766	745
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,444	1,427
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	2,993	3,101
5.50%, 01/25/31 (a)	507	518
Gartner, Inc.
4.50%, 07/01/28 (a)	1,001	984
Intel Corporation
2.45%, 11/15/29	330	306
Microchip Technology Incorporated
5.05%, 03/15/29 - 02/15/30	994	1,006
Oracle Corporation
4.55%, 02/04/29	1,072	1,058
6.15%, 11/09/29	1,051	1,084
4.45%, 09/26/30	3,303	3,184
4.95%, 02/04/31	1,240	1,214
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	1,013	1,013
TD SYNNEX Corporation
4.30%, 01/17/29	467	461

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Vontier Corporation
2.95%, 04/01/31	332	302
		16,403
Real Estate 2.3%
Crown Castle Inc.
3.65%, 09/01/27	239	236
5.00%, 01/11/28	596	601
EPR Properties
4.75%, 12/15/26 - 11/15/30	1,535	1,512
4.50%, 06/01/27	914	910
3.75%, 08/15/29	293	281
Equinix Europe 2 Financing Corporation LLC
4.60%, 11/15/30	517	513
HAT Holdings I LLC
3.38%, 06/15/26 (a)	299	298
Iron Mountain Incorporated
4.88%, 09/15/27 (a)	823	821
5.25%, 03/15/28 (a)	600	596
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (a)	1,108	1,095
4.75%, 06/15/29 (a)	1,368	1,328
7.00%, 07/15/31 (a)	403	417
Park Intermediate Holdings LLC
5.88%, 10/01/28 (a)	700	695
Prologis Targeted U.S. Logistics Fund, L.P.
4.25%, 01/15/31 (a)	802	786
VICI Properties Inc.
4.50%, 09/01/26 (a)	956	955
4.25%, 12/01/26 (a)	709	707
5.75%, 02/01/27 (a)	707	711
3.75%, 02/15/27 (a)	441	438
3.88%, 02/15/29 (a)	864	840
4.63%, 12/01/29 (a)	759	746
Vornado Realty L.P.
2.15%, 06/01/26	845	843
WEA Finance LLC
2.88%, 01/15/27 (a)	550	543
3.50%, 06/15/29 (a)	285	275
		16,147
Consumer Staples 2.3%
Albertsons Companies, Inc.
6.50%, 02/15/28 (a)	1,422	1,440
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	1,209	1,202
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (a)	880	878
Bacardi Limited
4.70%, 05/15/28 (a)	626	625
5.25%, 01/15/29 (a)	653	659
Bacardi-Martini B.V.
5.55%, 02/01/30 (a)	845	864
Central American Bottling Corporation
5.25%, 04/27/29 (a)	850	829
Conagra Brands, Inc.
7.00%, 10/01/28	154	162
4.85%, 11/01/28	1,618	1,620
Imperial Brands Finance PLC
5.50%, 02/01/30 (a)	2,461	2,525
Japan Tobacco Inc.
5.25%, 06/15/30 (a)	1,754	1,798
JBS USA Food Company
3.00%, 02/02/29	545	523
Keurig Dr Pepper Inc.
4.35%, 05/15/28	503	501
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	1,245	1,239
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (a)	897	901
		15,766
Communication Services 2.1%
CCO Holdings, LLC
5.13%, 05/01/27 (a)	426	425
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	67	67
7.50%, 06/01/29 (a)	1,062	1,065
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (f) (h)	832	956
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	1,001	1,001
Fox Corporation
4.71%, 01/25/29	1,096	1,100
Frontier Communications Holdings, LLC
5.88%, 11/01/29	1,995	2,007
6.00%, 01/15/30 (a)	1,140	1,147
8.75%, 05/15/30 (a)	323	332
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (a)	1,138	1,137
6.75%, 05/01/29 (a)	827	828
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	707	706
Paramount Global
2.90%, 01/15/27	463	455
3.38%, 02/15/28	786	762
3.70%, 06/01/28	217	210
4.20%, 06/01/29	240	229
7.88%, 07/30/30	986	1,030
Roblox Corporation
3.88%, 05/01/30 (a)	681	640
Telefonica Europe B.V.
8.25%, 09/15/30	466	528
		14,625
Materials 1.8%
Anglo American Capital PLC
4.75%, 04/10/27 (a)	333	334
4.50%, 03/15/28 (a)	1,337	1,336
3.88%, 03/16/29 (a)	200	196
4.63%, 03/19/31 (a)	559	553
Celanese US Holdings LLC
1.40%, 08/05/26	122	120
EQUATE Petrochemical
4.25%, 11/03/26 (b)	201	199
First Quantum Minerals Ltd.
8.63%, 06/01/31 (a)	1,375	1,418
Glencore Funding LLC
5.40%, 05/08/28 (a)	229	233
6.13%, 10/06/28 (a)	513	530
5.37%, 04/04/29 (a)	1,961	2,001
5.19%, 04/01/30 (a)	914	927
6.38%, 10/06/30 (a)	772	819
Methanex Corporation
5.13%, 10/15/27	340	337
PT Freeport Indonesia
4.76%, 04/14/27 (b)	1,400	1,397
Saudi Arabian Mining Company
5.25%, 02/13/30 (a)	393	395
Snf Group
5.63%, 03/31/31 (a)	510	516
Stillwater Mining Company
4.00%, 11/16/26 (b)	1,240	1,230
		12,541
Total Corporate Bonds And Notes (cost $433,915)		434,846
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.1%
Affirm Master Trust
Series 2026-A-2A, 4.67%, 04/16/29	675	675
Series 2025-A-1A, 4.99%, 02/15/33	370	372
Series 2026-A-1A, REMIC, 4.37%, 02/15/28	1,050	1,048
Affirm Master Trust Series 2025-3
Series 2025-A-3A, 4.45%, 10/16/34	1,085	1,081
AGL CLO 1 Ltd.
Series 2019-ARR-1A, 4.87%, (3 Month Term SOFR + 1.20%), 10/20/34 (g)	3,100	3,096
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.42%, (1 Month Term SOFR + 1.74%), 06/15/27 (g)	480	481
Allegany Park CLO, Ltd.
Series 2019-ARR-1A, 4.77%, (3 Month Term SOFR + 1.10%), 01/22/35 (g)	560	559

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Apex Credit CLO 2021 Ltd.
Series 2021-ANR-1A, 4.89%, (3 Month Term SOFR + 1.22%), 07/18/34 (g)	3,600	3,601
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-A-FL1, 5.12%, (SOFR 30-Day Average + 1.45%), 01/15/37 (g)	248	248
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 5.08%, (1 Month Term SOFR + 1.40%), 02/20/29 (g)	810	808
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.42%, (1 Month Term SOFR + 1.75%), 06/15/27 (g)	220	219
ARES Commercial Mortgage Trust 2026-AZURE
Series 2026-A-AZURE, REMIC, 5.00%, (1 Month Term SOFR + 1.35%), 03/15/38 (g)	590	590
Bain Capital Credit CLO 2021-3 Ltd.
Series 2021-AR-3A, 4.73%, (3 Month Term SOFR + 1.06%), 07/24/34 (g)	610	608
Bank5 2024-5Yr11
Series 2024-A3-5YR11, REMIC, 5.89%, 11/19/29	730	757
Bank5 2024-5YR8
Series 2024-A3-5YR8, REMIC, 5.88%, 07/17/29	750	774
Bank5 2025-5YR14
Series 2025-A3-5YR14, REMIC, 5.65%, 04/15/30	3,460	3,568
BAR 2026-FL1 Issuer LLC
Series 2026-A-FL1, 5.30%, (1 Month Term SOFR + 1.60%), 08/20/43 (g) (h)	820	819
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 4.76%, (SOFR 30-Day Average + 1.10%), 12/26/31 (g)	329	330
BBAM US CLO III Ltd.
Series 2023-A1R-3A, 4.84%, (3 Month Term SOFR + 1.17%), 10/15/38 (g)	1,000	997
BBCMS Mortgage Trust 2024-5C29
Series 2024-A2-5C29, REMIC, 4.74%, 08/17/29	994	996
BBCMS Mortgage Trust 2025-5C33
Series 2025-A4-5C33, REMIC, 5.84%, 02/15/30	530	549
BBCMS Mortgage Trust 2025-5C34
Series 2025-A3-5C34, REMIC, 5.66%, 04/15/30	940	972
BDS 2025-FL15 LLC
Series 2025-A-FL15, 5.08%, (1 Month Term SOFR + 1.40%), 08/19/30 (g) (h)	970	970
BDS 2025-FL16 LLC
Series 2025-A-FL16, 5.08%, (1 Month Term SOFR + 1.40%), 06/22/43 (g) (h)	690	690
Benchmark 2018-B2 Mortgage Trust
Series 2018-A5-B2, REMIC, 3.88%, 01/18/28 (g)	330	325
Benchmark 2019-B11 Mortgage Trust
Series 2019-A5-B11, REMIC, 3.54%, 05/17/28	510	492
Benchmark 2024-V11 Mortgage Trust
Series 2024-A3-V11, REMIC, 5.91%, 10/17/29 (g)	1,710	1,773
Benchmark 2024-V12 Mortgage Trust
Series 2024-A3-V12, REMIC, 5.74%, 12/15/29	750	776
Benchmark 2024-V7 Mortgage Trust
Series 2024-A3-V7, REMIC, 6.23%, 05/17/29 (g)	930	968
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	1,670	1,712
Benchmark 2025-V14 Mortgage Trust
Series 2025-A4-V14, REMIC, 5.66%, 03/15/30	1,200	1,241
Benchmark 2025-V16 Mortgage Trust
Series 2025-A3-V16, REMIC, 5.44%, 07/15/30	790	809
Benchmark 2025-V18 Mortgage Trust
Series 2025-A3-V18, REMIC, 5.18%, 10/18/30	1,770	1,796
Benchmark 2026-V21 Mortgage Trust
Series 2026-A3-V21, REMIC, 5.13%, 03/17/31	2,030	2,052
Black Diamond CLO 2021-1 Ltd.
Series 2021-A1AR-1A, 4.92%, (3 Month Term SOFR + 1.25%), 11/22/34 (g)	920	916
BMO 2023-5C2 Mortgage Trust
Series 2023-A3-5C2, REMIC, 7.30%, 10/17/28 (g)	620	653
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C8, REMIC, 5.63%, 12/17/29 (g)	1,140	1,171
BMO 2025-5C12 Mortgage Trust
Series 2025-A3-5C12, REMIC, 5.18%, 10/15/58	860	871
BMO 2026-5C14 Mortgage Trust
Series 2026-A3-5C14, REMIC, 5.21%, 02/18/31	1,070	1,085
BSPDF 2026-FL3 Issuer, LLC
Series 2026-A-FL3, 5.13%, (1 Month Term SOFR + 1.45%), 09/18/43 (g)	430	430
BSPRT 2025-FL12 Issuer, LLC
Series 2025-A-FL12, 5.06%, (1 Month Term SOFR + 1.38%), 04/17/43 (g)	620	619
Buckhorn Park CLO, Ltd.
Series 2019-ARR-1A, 4.74%, (3 Month Term SOFR + 1.07%), 07/18/34 (g)	2,030	2,027
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.11%, (1 Month Term SOFR + 1.44%), 02/15/39 (g)	479	480
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.05%, (1 Month Term SOFR + 1.38%), 08/16/27 (g)	652	652
BX Trust
Series 2025-A-ARIA, REMIC, 5.03%, 12/13/30 (g)	810	812
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.11%, (1 Month Term SOFR + 1.44%), 04/15/29 (g)	891	891
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 4.82%, (1 Month Term SOFR + 1.14%), 03/15/27 (g)	459	456
BX Trust 2025-TAIL
Series 2025-A-TAIL, 5.07%, (1 Month Term SOFR + 1.40%), 06/15/27 (g)	510	509
BX Trust 2025-VOLT
Series 2025-A-VOLT, REMIC, 5.37%, (1 Month Term SOFR + 1.70%), 12/16/30 (g)	1,900	1,894
Canyon CLO 2020-2 Ltd.
Series 2020-AR2-2A, 4.70%, (3 Month Term SOFR + 1.03%), 10/15/34 (g)	2,000	1,991
CarMax Auto Owner Trust 2023-1
Series 2023-B-1, 4.98%, 01/16/29	1,960	1,974
CarMax Auto Owner Trust 2023-2
Series 2023-B-2, 5.18%, 03/15/27	1,150	1,162
CarMax Auto Owner Trust 2023-4
Series 2023-B-4, 6.39%, 09/15/27	1,975	2,031
CarMax Auto Owner Trust 2024-2
Series 2024-A3-2, 5.50%, 01/16/29	604	610
Series 2024-A4-2, 5.51%, 11/15/29	385	393
CarMax Select Receivables Trust 2025-B
Series 2025-A3-B, 4.12%, 06/15/28	1,630	1,625
Carmax Select Receivables Trust 2026-A
Series 2026-A3-A, 3.99%, 11/16/28	335	332
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 01/10/28	11	11
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	583	584
Cathedral Lake VI, Ltd.
Series 2021-ANR-6A, 4.87%, (3 Month Term SOFR + 1.20%), 04/25/34 (g)	930	928
Cedar Funding XI CLO Ltd.
Series 2019-A1R2-11A, 4.73%, (3 Month Term SOFR + 1.06%), 06/01/32 (g)	877	879
Chase Auto Owner Trust 2024-3
Series 2024-A3-3A, 5.22%, 07/25/29	740	746
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-A5-GC36, REMIC, 3.62%, 02/12/49	44	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Citizens Auto Receivables Trust 2023-1
Series 2023-A3-1, 5.84%, 06/15/26	500	502
Series 2023-A4-1, 5.78%, 12/15/26	1,505	1,523
Citizens Auto Receivables Trust 2023-2
Series 2023-A4-2, 5.74%, 01/15/27	980	994
Clover CLO 2021-3 LLC
Series 2021-AR-3A, 4.74%, (3 Month Term SOFR + 1.07%), 01/25/35 (g)	430	429
Columbia Cent CLO 32 Limited
Series 2022-A1R2-32A, 4.79%, (3 Month Term SOFR + 1.12%), 07/24/34 (g)	1,010	1,009
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 5.31%, (1 Month Term SOFR + 1.64%), 08/15/41 (g)	500	496
Continental Finance Credit Card ABS Master Trust
Series 2025-A-A, 5.40%, 12/15/35	500	500
CPS Auto Receivables Trust 2023-C
Series 2023-D-C, 6.77%, 06/15/27	1,155	1,183
CPS Auto Receivables Trust 2024-A
Series 2024-D-A, 6.13%, 04/15/30	1,050	1,062
DBC 2025-DBC Mortgage Trust
Series 2025-A-DBC, REMIC, 5.02%, (1 Month Term SOFR + 1.35%), 11/15/27 (g)	620	619
DBGS 2018-C1 Mortgage Trust
Series 2018-A4-C1, REMIC, 4.47%, 10/17/28 (g)	2,030	2,013
Dryden 104 CLO Ltd.
Series 2022-A1R-104A, 4.95%, (3 Month Term SOFR + 1.29%), 08/20/34 (g)	2,830	2,825
Dryden 37 Senior Loan Fund
Series 2021-AR-95A, 4.70%, (3 Month Term SOFR + 1.04%), 08/21/34 (g)	1,400	1,399
Dryden 43 Senior Loan Fund LLC
Series 2016-AR3-43A, 4.74%, (3 Month Term SOFR + 1.07%), 04/20/34 (g)	1,880	1,879
Exeter Automobile Receivables Trust 2024-3
Series 2024-D-3A, 5.98%, 09/16/30	565	575
Exeter Automobile Receivables Trust 2025-4
Series 2025-A3-4A, 4.39%, 08/16/27	2,915	2,919
Ford Credit Auto Lease Trust 2024-A
Series 2024-B-A, 5.29%, 07/15/26	1,835	1,840
Ford Credit Auto Owner Trust 2023-REV2
Series 2023-A-2, 5.28%, 08/15/28	245	251
Ford Credit Auto Owner Trust 2026-REV1
Series 2026-A-1, 4.32%, 02/15/31 (h)	678	675
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.06%, (1 Month Term SOFR + 1.39%), 08/19/42 (g)	300	300
GLS Auto Receivables Issuer Trust 2026-1
Series 2026-A3-1A, 3.97%, 12/15/27	335	334
GM Financial Revolving Receivables Trust 2023-2
Series 2023-A-2, 5.77%, 11/13/28	350	363
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 5.11%, (3 Month Term SOFR + 1.44%), 10/20/31 (a) (g)	—	—
GS Mortgage Securities Corporation II
Series 2025-A-SNIP, REMIC, 5.17%, (1 Month Term SOFR + 1.50%), 09/15/27 (g)	840	840
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	280	265
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-A-SPRL, REMIC, 5.65%, 01/15/30 (g)	730	747
Huntington Auto Trust 2024-1
Series 2024-A3-1A, 5.23%, 09/15/27	849	855
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	430	437
Series 2024-B1-2, 5.44%, 10/20/32	431	436
J.P. Morgan Mortgage Trust 2025-NQM1
Series 2025-A1-NQM4, REMIC, 4.95%, 10/25/29 (g) (h)	770	765
J.P. Morgan Mortgage Trust 2025-NQM5
Series 2025-A1FC-NQM5, REMIC, 4.79%, 10/25/29 (h)	1,083	1,079
J.P. Morgan Mortgage Trust 2025-VIS3
Series 2025-A1-VIS3, REMIC, 5.06%, 09/25/29 (g) (h)	623	620
J.P. Morgan Mortgage Trust 2026-NQM1
Series 2026-A1FC-NQM1, REMIC, 4.60%, 01/25/30 (h)	814	807
JPMDB Commercial Mortgage Securities Trust 2017-C7
Series 2017-A4-C7, REMIC, 3.15%, 07/16/27	1,834	1,804
KIND Commercial Mortgage Trust 2024-1
Series 2024-A-1, REMIC, 5.56%, (1 Month Term SOFR + 1.95%), 08/17/26 (g)	550	550
Kinetic Advantage Master Owner Trust
Series 2025-A-1A, 5.88%, (1 Month Term SOFR + 2.20%), 10/15/27 (g)	505	507
KKR CLO 15 Ltd.
Series BR2-15, 4.96%, (3 Month Term SOFR + 1.55%), 01/18/32 (g)	1,340	1,339
KKR CLO 23 Ltd.
Series BR-23, 5.22%, (3 Month Term SOFR + 1.55%), 10/20/31 (g)	2,050	2,049
KKR CLO 24 Ltd.
Series A1R-24, 5.01%, (3 Month Term SOFR + 1.34%), 04/20/32 (g)	643	644
KKR CLO 40 Ltd.
Series AR-40A, 4.97%, (3 Month Term SOFR + 1.30%), 10/20/34 (g)	280	280
LAD Auto Receivables Trust 2023-3
Series 2023-C-3A, 6.43%, 12/15/26	1,880	1,909
LAD Auto Receivables Trust 2024-2
Series 2024-A3-2A, 5.61%, 12/15/26	596	598
LBA Trust 2024-7IND
Series 2024-A-7IND, REMIC, 5.12%, (1 Month Term SOFR + 1.44%), 10/15/26 (g)	355	355
LCM 33 Ltd.
Series AR-33A, 4.85%, (3 Month Term SOFR + 1.18%), 07/20/34 (g)	1,070	1,069
LCM 35 Ltd.
Series A1R-35A, 4.75%, (3 Month Term SOFR + 1.08%), 10/15/34 (g)	1,500	1,497
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,656
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,870	1,831
LoanCore 2021-CRE7 Issuer Ltd.
Series 2022-A-CRE7, 5.22%, (SOFR 30-Day Average + 1.55%), 01/21/37 (g)	277	277
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.06%, (1 Month Term SOFR + 1.39%), 11/01/29 (g) (h)	770	769
M&T Bank RV Trust 2026-1
Series 2026-A-1A, 4.35%, 01/15/46	507	505
Madison Park Euro Funding XVII Designated Activity Company
Series 2022-A1R-57A, 4.95%, (3 Month Term SOFR + 1.28%), 07/27/34 (g)	1,210	1,208
Mariner Finance Issuance Trust 2021-A
Series 2021-A-AA, 1.86%, 03/20/36	1,582	1,569
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,518
Merchants Fleet Funding LLC
Series 2024-A-1A, 5.82%, 08/20/27	943	946
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.87%, (1 Month Term SOFR + 1.19%), 10/21/36 (g)	26	26
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 05/17/49	75	74
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1
Series 2025-A3-5C1, REMIC, 5.64%, 03/15/30	1,080	1,112
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (g) (h)	1,244	1,230

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3
Series 2025-A1-DSC3, REMIC, 4.91%, 09/25/70 (g) (h)	650	644
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1
Series 2026-A1FC-DSC1, REMIC, 4.62%, 01/25/71 (h)	634	627
Navesink CLO 3, Limited
Series 2025-A1-3A, 5.15%, (3 Month Term SOFR + 1.48%), 07/15/37 (g)	1,780	1,775
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	578	526
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	552	504
Navient Refinance Loan Trust 2026-A
Series 2026-A-A, 4.50%, 04/16/35	295	292
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	225	214
Nissan Auto Lease Trust 2026-A
Series 2026-A3-A, 3.87%, 03/15/29	460	457
NYMT Loan Trust 2026-INV1
Series 2026-A1FC-INV1, REMIC, 4.61%, 02/25/61 (h)	279	276
OBX 2025-NQM16 Trust
Series 2025-A1-NQM16, REMIC, 4.91%, 08/25/65 (h)	545	542
OBX 2025-NQM17 Trust
Series 2025-A1FC-NQM17, REMIC, 4.85%, 08/25/65 (h)	738	734
OBX 2025-NQM20 Trust
Series 2025-A1-NQM20, REMIC, 5.02%, 10/25/65 (g) (h)	490	488
OBX 2025-NQM21 Trust
Series 2025-A1FC-NQM21, REMIC, 4.92%, 10/25/65 (h)	606	603
Ocean Trails CLO XI
Series 2021-AR-11A, 4.70%, (3 Month Term SOFR + 1.03%), 07/20/34 (g)	2,240	2,236
Octagon Investment Partners 41 Ltd.
Series 2019-A1R2-2A, 4.76%, (3 Month Term SOFR + 1.09%), 10/17/33 (g)	390	389
Octagon Investment Partners 51 Ltd.
Series 2021-AR-1A, 4.66%, (3 Month Term SOFR + 0.99%), 07/20/34 (g)	1,210	1,207
Octane Receivables Trust 2024-2
Series 2024-A2-2A, 5.80%, 07/20/32	222	224
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	1,226	1,231
OneMain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,134
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	481	482
OneMain Financial Issuance Trust 2023-1
Series 2023-A-1A, 5.50%, 09/14/29	2,240	2,289
PFP 2025-12, Ltd.
Series 2025-A-12, 5.17%, (1 Month Term SOFR + 1.49%), 06/18/30 (g) (h)	1,300	1,300
PFP 2026-13 Ltd.
Series 2026-A-13, 5.18%, (1 Month Term SOFR + 1.50%), 08/18/43 (g) (h)	590	590
RR 20 Ltd.
Series 2022-A1R-20A, 4.66%, (3 Month Term SOFR + 0.99%), 07/15/37 (g)	310	309
Santander Drive Auto Receivables Trust 2007-2
Series 2025-A3-4, 4.17%, 04/17/28	865	864
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	34	34
Santander Drive Auto Receivables Trust 2022-7
Series 2022-C-7, 6.69%, 09/15/27	2,996	3,047
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	970	976
Santander Drive Auto Receivables Trust 2023-3
Series 2023-C-3, 5.77%, 05/15/28	940	954
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	1,010	1,020
Santander Drive Auto Receivables Trust 2024-2
Series 2024-C-2, 5.84%, 07/17/28	1,145	1,165
Santander Drive Auto Receivables Trust 2024-3
Series 2024-B-3, 5.55%, 06/15/27	580	585
Santander Drive Auto Receivables Trust 2025-1
Series 2025-A2-1, 4.87%, 07/15/26	165	165
Series 2025-B-1, 4.88%, 05/15/28	540	543
Santander Drive Auto Receivables Trust 2026-1
Series 2026-A3-1, 3.93%, 07/17/28	715	710
SCCU Auto Receivables Trust 2025-1
Series 2025-A4-1A, 4.68%, 07/16/29	1,190	1,196
SCF Equipment Leasing 2024-1 LLC
Series 2024-A3-1A, 5.52%, 10/20/28	255	258
SCF Equipment Leasing 2025-1 LLC
Series 2025-A3-1A, 5.11%, 11/21/33	599	610
SCF Equipment Leasing 2025-2 LLC
Series 2025-A3-2A, 4.33%, 08/20/30	990	986
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	356	358
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A3-2A, 5.33%, 11/20/29	1,064	1,074
SFS Auto Receivables Securitization Trust 2024-3
Series 2024-A3-3A, 4.55%, 04/20/28	605	607
SWCH Commercial Mortgage Trust 2025-DATA
Series 2025-A-DATA, 5.12%, (1 Month Term SOFR + 1.44%), 03/15/27 (g)	860	849
Symphony CLO 30 Ltd.
Series 2023-A1R-30A, 5.21%, (3 Month Term SOFR + 1.54%), 10/20/37 (g)	620	620
Trinitas CLO XII Ltd.
Series 2020-A1R2-12A, 4.72%, (3 Month Term SOFR + 1.05%), 04/25/33 (g)	612	612
U.S. Bank National Association
Series 2025-B-SUP1, 5.58%, 02/25/32	376	378
Series 2026-B1-RVM1, 4.96%, 12/25/46	1,435	1,441
UBS Commercial Mortgage Trust 2018-C9
Series 2018-A4-C9, REMIC, 4.12%, 03/17/28 (g)	1,100	1,084
UBS Commercial Mortgage Trust 2019-C18
Series 2019-A4-C18, REMIC, 3.04%, 12/17/29	70	66
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	415	421
Verdant Receivables 2025-1 LLC
Series 2025-A3-1A, 4.96%, 06/12/29	1,755	1,773
Verizon Master Trust
Series 2024-A-7, 4.35%, 08/20/32 (h)	400	399
Verus Securitization Trust 2025-10
Series 2025-A1FC-10, REMIC, 5.02%, 07/25/70 (h)	415	414
Verus Securitization Trust 2025-8
Series 2025-A1-8, REMIC, 4.87%, 09/25/70 (h)	467	463
Verus Securitization Trust 2025-9
Series 2025-A1-9, REMIC, 4.93%, 10/25/70 (g) (h)	901	896
Verus Securitization Trust 2025-R2
Series 2025-A1FC-12, REMIC, 4.86%, 12/25/70 (h)	274	272
Verus Securitization Trust 2026-1
Series 2026-A1FC-1, REMIC, 4.74%, 01/25/71 (h)	379	376
Verus Securitization Trust 2026-2
Series 2026-A1FC-2, REMIC, 4.51%, 02/25/71 (h)	585	579
Wells Fargo Commercial Mortgage Trust 2017-C40
Series 2017-A3-C40, REMIC, 3.32%, 08/17/27	3,790	3,744
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-A5-C50, REMIC, 3.73%, 04/17/29	130	126
Wells Fargo Commercial Mortgage Trust 2024-5C1
Series 2024-A3-5C1, REMIC, 5.93%, 07/15/57	880	908
Wells Fargo Commercial Mortgage Trust 2025-5C3
Series 2025-A3-5C3, REMIC, 6.10%, 01/15/58	1,620	1,692
Wells Fargo Commercial Mortgage Trust 2025-5C4
Series 2025-A3-5C4, REMIC, 5.67%, 05/15/30	1,710	1,762
Western Funding Auto Loan Trust 2025-1
Series 2025-A-1, 4.75%, 04/17/28	1,710	1,712

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Westlake Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.79%, 11/15/28	925	940
Westlake Automobile Receivables Trust 2023-3
Series 2023-C-3A, 6.02%, 09/15/28	1,105	1,112
Westlake Automobile Receivables Trust 2024-1
Series 2024-B-1A, 5.55%, 11/15/27	1,059	1,061
Series 2024-C-1A, 5.65%, 02/15/29	1,335	1,347
Series 2024-D-1A, 6.02%, 10/15/29	820	835
Westlake Automobile Receivables Trust 2024-2
Series 2024-D-2A, 5.91%, 04/15/30	765	783
Westlake Automobile Receivables Trust 2024-3
Series 2024-A3-3A, 4.71%, 08/15/26	500	501
Westlake Automobile Receivables Trust 2025-2
Series 2025-B-2A, 4.63%, 01/15/31	2,485	2,498
Wind River 2022-1 CLO Ltd.
Series 2022-AR-1A, 5.02%, (3 Month Term SOFR + 1.35%), 07/20/35 (g)	1,530	1,528
Zais CLO 16 Ltd.
Series 2020-A1R2-16A, 4.80%, (3 Month Term SOFR + 1.13%), 10/20/34 (g)	1,020	1,016
Total Non-U.S. Government Agency Asset-Backed Securities (cost $186,716)		186,824
GOVERNMENT AND AGENCY OBLIGATIONS 6.1%
Sovereign 2.3%
Aktsionernoye Obshchestvo Bank Razvitiya Kazakhstana
5.25%, 10/23/29 (a)	222	224
5.63%, 04/07/30 (a)	673	686
Bermuda, Government of
3.72%, 01/25/27 (b)	1,500	1,487
Departamento Administrativo De La Presidencia De La Republica
5.38%, 01/21/29	1,952	1,937
Gobierno de la Republica de Guatemala
4.88%, 02/13/28 (b)	700	695
Government of the Republic of Panama
8.88%, 09/30/27	325	345
3.88%, 03/17/28	374	367
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	926	931
5.75%, 09/16/30 (a)	874	870
Natsionalny Upravlyayushchi Kholding Baiterek, Ao
5.45%, 05/08/28 (a) (i)	520	521
4.65%, 10/01/30 (a) (i)	352	343
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (b)	973	978
8.63%, 04/20/27 (b)	281	285
5.50%, 02/22/29 (b)	630	626
Romania, Government of
5.25%, 11/25/27 (b)	1,886	1,882
6.63%, 02/17/28 (b)	1,184	1,208
Sandor-Palota
5.25%, 06/16/29 (b)	1,125	1,126
5.38%, 09/26/30 (a)	1,425	1,430
		15,941
U.S. Treasury Note 2.2%
Treasury, United States Department of
3.38%, 12/31/27 - 02/29/28	4,762	4,725
3.50%, 12/15/28	10,254	10,170
		14,895
Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corporation
5.99%, (SOFR 30-Day Average + 2.32%), 08/01/54 (g)	289	296
5.86%, (SOFR 30-Day Average + 2.12%), 05/01/55 (g)	570	583
5.51%, (SOFR 30-Day Average + 2.29%), 07/01/55 (g)	807	820
5.36%, (SOFR 30-Day Average + 2.18%), 08/01/55 (g)	294	296
5.63%, (SOFR 30-Day Average + 2.13%), 08/01/55 (g)	453	462
5.42%, (SOFR 30-Day Average + 2.08%), 10/01/55 (g)	463	468
Federal National Mortgage Association, Inc.
5.52%, (SOFR 30-Day Average + 2.11%), 10/01/53 (g)	105	107
5.88%, (SOFR 30-Day Average + 2.13%), 02/01/54 (g)	172	176
5.72%, (SOFR 30-Day Average + 2.20%), 08/01/55 (g)	672	686
5.98%, (SOFR 30-Day Average + 2.16%), 09/01/55 (g)	2,317	2,385
5.47%, (SOFR 30-Day Average + 2.03%), 10/01/55 (g)	172	175
		6,454
Collateralized Mortgage Obligations 0.7%
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1A1-R06, REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 09/25/28 (g)	435	435
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1A1-R01, REMIC, 4.61%, (SOFR 30-Day Average + 0.95%), 01/25/45 (g)	451	450
Series 2025-1M1-R01, REMIC, 4.76%, (SOFR 30-Day Average + 1.10%), 01/25/45 (g)	453	453
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1A1-R02, REMIC, 4.66%, (SOFR 30-Day Average + 1.00%), 02/27/45 (g)	362	362
Federal Home Loan Mortgage Corporation
Series 2022-M2-HQA1, REMIC, 8.91%, (SOFR 30-Day Average + 5.25%), 03/25/42 (g)	550	570
Series 2024-A1-HQA1, REMIC, 4.91%, (SOFR 30-Day Average + 1.25%), 03/25/44 (g)	1,220	1,221
Series 2024-M1-HQA1, REMIC, 4.91%, (SOFR 30-Day Average + 1.25%), 03/25/44 (g)	153	153
Series 2024-A1-DNA2, REMIC, 4.91%, (SOFR 30-Day Average + 1.25%), 05/25/44 (g)	1,004	1,004
Series 2024-A1-DNA3, REMIC, 4.71%, (SOFR 30-Day Average + 1.05%), 10/25/44 (g)	322	322
		4,970
Total Government And Agency Obligations (cost $42,444)		42,260
SENIOR FLOATING RATE INSTRUMENTS 2.7%
Industrials 1.2%
American Airlines, Inc.
2017 1st Lien Term Loan, 5.52%, (3 Month Term SOFR + 1.75%), 01/29/27 (g)	2,677	2,657
2025 Term Loan, 5.92%, (3 Month Term SOFR + 2.25%), 04/20/28 (g)	498	492
Corpay Technologies Operating Company LLC
Term Loan B5, 5.42%, (1 Month Term SOFR + 1.75%), 04/28/28 (g)	1,978	1,976
CPM Holdings, Inc.
2023 Term Loan, 0.00%, (1 Month Term SOFR + 4.50%), 09/18/28 (g) (j)	1,100	1,100
Hilcorp Energy I L.P.
Term Loan B, 5.43%, (1 Month Term SOFR + 2.00%), 02/05/30 (g)	1,386	1,384
TransDigm, Inc.
2025 Term Loan K, 0.00%, (1 Month Term SOFR + 2.25%), 03/22/30 (g) (j)	250	250
		7,859
Consumer Discretionary 0.6%
Aramark Services, Inc.
2025 Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 06/22/30 (g)	1,109	1,109
KFC Holding Co.
2021 Term Loan B, 5.54%, (1 Month Term SOFR + 1.75%), 03/10/28 (g)	1,723	1,726
Peloton Interactive, Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 5.50%), 05/30/29 (g) (j)	215	215
2024 Term Loan B, 9.17%, (1 Month Term SOFR + 5.50%), 05/30/29 (g)	1,360	1,361
		4,411
Financials 0.3%
Press Ganey Holdings, Inc.
2025 Repriced Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 05/30/31 (g)	2,095	2,091

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Information Technology 0.2%
Clearwater Analytics, LLC
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 02/10/32 (g)	566	565
RealPage, Inc
1st Lien Term Loan, 6.93%, (3 Month Term SOFR + 3.00%), 02/18/28 (g)	970	928
		1,493
Materials 0.2%
Kodiak Building Partners Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 11/26/31 (g) (j)	298	298
2024 Term Loan B, 7.42%, (1 Month Term SOFR + 3.75%), 11/26/31 (g)	1,092	1,091
		1,389
Health Care 0.1%
Medline Borrower, LP
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 10/23/28 (g) (j)	—	—
2025 Term Loan B, 5.42%, (1 Month Term SOFR + 1.75%), 10/23/28 (g)	311	312
2025 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 10/23/30 (g) (j)	390	390
		702
Communication Services 0.1%
Charter Communications Operating, LLC
2023 Term Loan B4, 0.00%, (3 Month Term SOFR + 2.00%), 12/02/30 (g) (j)	324	323
2023 Term Loan B4, 5.66%, (3 Month Term SOFR + 2.00%), 12/02/30 (g)	339	339
		662
Total Senior Floating Rate Instruments (cost $18,715)		18,607
SHORT TERM INVESTMENTS 0.6%
Commercial Paper 0.2%
Ovintiv Inc.
4.25%, 04/10/26 (k)	1,519	1,517
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (l) (m)	1,502	1,502
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (l) (m)	877	877
Total Short Term Investments (cost $3,896)		3,896
Total Investments 99.6% (cost $685,686)		686,433
Other Derivative Instruments (0.0)%		(15)
Other Assets and Liabilities, Net 0.4%		3,000
Total Net Assets 100.0%		689,418

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $237,704 and 34.5% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Convertible security.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) The coupon rate represents the yield to maturity.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	5,319	62,451	66,268	37	—	—	1,502	0.2
JNL Government Money Market Fund, 3.63% - Class SL	241	3,923	3,287	8	—	—	877	0.1
	5,560	66,374	69,555	45	—	—	2,379	0.3

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco de Bogota, 6.25%, 05/12/26	02/11/26	340	339	0.1
Bermuda, Government of, 3.72%, 01/25/27	04/22/25	1,487	1,487	0.2
Citizens Bank, National Association, 4.58%, 08/09/28	11/08/22	741	760	0.1
Comision Federal De Electricidad, E.P.E., 5.70%, 01/24/30	06/03/25	907	897	0.1
EQUATE Petrochemical, 4.25%, 11/03/26	09/24/25	201	199	—
Gobierno de la Republica de Guatemala, 4.88%, 02/13/28	01/15/26	702	695	0.1
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	02/25/26	201	199	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/11/25	981	978	0.1
Presidencia de la Republica Dominicana, 8.63%, 04/20/27	03/05/25	285	285	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/13/25	637	626	0.1
PT Freeport Indonesia, 4.76%, 04/14/27	09/24/25	1,401	1,397	0.2
Rede D'Or Finance, 4.95%, 01/17/28	10/03/25	726	718	0.1
Romania, Government of, 5.25%, 11/25/27	11/26/24	1,880	1,882	0.3
Romania, Government of, 6.63%, 02/17/28	10/08/25	1,221	1,208	0.2
Sandor-Palota, 5.25%, 06/16/29	11/03/25	1,146	1,126	0.2
Stillwater Mining Company, 4.00%, 11/16/26	09/19/25	1,232	1,230	0.2
Studio City Company Limited, 7.00%, 02/15/27	09/22/25	1,045	1,038	0.2
Synchrony Bank, 5.63%, 08/23/27	02/07/25	1,697	1,707	0.2
Tengizchevroil Finance Company S.a.r.l., 4.00%, 08/15/26	04/18/24	1,822	1,824	0.3
		18,652	18,595	2.7

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,341	July 2026	280,218	105	(2,033)

Short Contracts
United States 5 Year Note	(703)	July 2026	(77,013)	(120)	962

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	434,846	—	434,846
Non-U.S. Government Agency Asset-Backed Securities	—	186,824	—	186,824
Government And Agency Obligations	—	42,260	—	42,260
Senior Floating Rate Instruments	—	18,607	—	18,607
Short Term Investments	2,379	1,517	—	3,896
	2,379	684,054	—	686,433
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	962	—	—	962
	962	—	—	962
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,033)	—	—	(2,033)
	(2,033)	—	—	(2,033)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.4%
Communication Services 97.7%
Alphabet Inc. - Class A	810	233,014
Alphabet Inc. - Class C	703	201,723
AT&T Inc.	1,046	30,309
Comcast Corporation - Class A	543	15,584
Digital World Acquisition Corp. (a) (b)	17	159
EchoStar Corporation - Class A (a)	20	2,336
Electronic Arts Inc.	34	6,939
Former Charter Communications Parent, Inc. - Class A (a)	14	2,908
Fox Corporation - Class A	30	1,761
Fox Corporation - Class B	20	1,056
Globalstar, Inc. (a)	7	455
Liberty Broadband Corporation - Series A (a)	2	115
Liberty Broadband Corporation - Series C (a)	15	746
Liberty Global Ltd. - Class A (a)	24	288
Liberty Global Ltd. - Class C (a)	18	212
Liberty Media Corporation - Series A (a)	3	247
Liberty Media Corporation - Series C (a)	32	2,694
Live Nation Entertainment, Inc. (a)	21	3,266
Lumen Technologies, Inc. (a)	132	916
Match Group, Inc.	37	1,129
Meta Platforms, Inc. - Class A	301	172,315
Netflix, Inc. (a)	631	60,629
News Corporation - Class A	57	1,424
News Corporation - Class B	14	410
Nexstar Media Group, Inc. - Class A	4	732
Omnicom Group Inc.	46	3,485
Paramount Skydance Corporation - Class B (b)	132	1,192
Pinterest, Inc. - Class A (a)	89	1,635
Reddit, Inc. - Class A (a)	19	2,539
Roblox Corporation - Class A (a)	94	5,299
Roku, Inc. - Class A (a)	19	1,820
Sirius XM Holdings Inc. (b)	28	635
Snap Inc. - Class A (a)	151	694
Sphere Entertainment Co. - Class A (a)	2	766
Take-Two Interactive Software, Inc. (a)	25	5,011
Telephone and Data Systems, Inc.	13	557
The New York Times Company - Class A	23	1,939
TKO Group Holdings Inc. - Class A	10	1,987
T-Mobile US, Inc.	71	14,895
Trade Desk, Inc., The - Class A (a)	67	1,511
Verizon Communications Inc.	630	31,611
Walt Disney Company, The	265	25,499
Warner Bros. Discovery, Inc. - Series A (a)	338	9,293
Warner Music Group Corp. - Class A	20	508
		852,243
Information Technology 1.4%
AppLovin Corporation - Class A (a)	32	12,656
Real Estate 0.2%
Zillow Group, Inc. - Class A (a)	7	305
Zillow Group, Inc. - Class C (a)	24	1,011
		1,316
Consumer Discretionary 0.1%
Liberty Live Holdings, Inc. - Series A (a)	3	263
Liberty Live Holdings, Inc. - Series C (a)	7	617
		880
Total Common Stocks (cost $729,134)		867,095
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	4,322	4,322
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	1,185	1,185
Total Short Term Investments (cost $5,507)		5,507
Total Investments 100.0% (cost $734,641)		872,602
Other Derivative Instruments 0.0%		145
Other Assets and Liabilities, Net 0.0%		1
Total Net Assets 100.0%		872,748

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,248	80,942	80,868	24	—	—	4,322	0.5
JNL Government Money Market Fund, 3.63% - Class SL	732	16,868	16,415	15	—	—	1,185	0.1
	4,980	97,810	97,283	39	—	—	5,507	0.6

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	45	June 2026	6,459	145	112

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	867,095	—	—	867,095
Short Term Investments	5,507	—	—	5,507
	872,602	—	—	872,602
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	112	—	—	112
	112	—	—	112

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.7%
Consumer Discretionary 96.3%
Abercrombie & Fitch Co. - Class A (a)	9	783
Acushnet Holdings Corp.	5	489
Airbnb, Inc. - Class A (a)	76	9,631
Amazon.com, Inc. (a)	1,790	372,801
Aptiv PLC (a)	38	2,623
Asbury Automotive Group, Inc. (a)	3	664
Autoliv, Inc.	12	1,295
AutoNation, Inc. (a)	5	927
AutoZone, Inc. (a)	3	10,194
Bath & Body Works, Inc.	37	692
Best Buy Co., Inc.	36	2,302
Booking Holdings Inc.	6	24,449
Boot Barn Holdings, Inc. (a)	5	770
BorgWarner Inc.	38	2,062
Boyd Gaming Corporation	10	828
Bright Horizons Family Solutions, Inc. (a)	10	827
Brinker International, Inc. (a)	8	1,139
Brunswick Corporation	11	817
Burlington Stores, Inc. (a)	11	3,730
Caesars Entertainment, Inc. (a)	37	976
CarMax, Inc. (a)	26	1,064
Carnival Corporation	209	5,402
Carvana Co. - Class A (a)	25	7,919
CAVA Group, Inc. (a)	18	1,435
Cavco Industries, Inc. (a)	1	662
Chewy, Inc. - Class A (a)	43	1,155
Chipotle Mexican Grill, Inc. (a)	240	7,667
Choice Hotels International, Inc. (b)	5	530
Churchill Downs Incorporated	13	1,140
Coupang, Inc. - Class A (a)	245	4,628
Crocs, Inc. (a)	9	748
D.R. Horton, Inc.	48	6,522
Darden Restaurants, Inc.	21	4,206
Deckers Outdoor Corporation (a)	26	2,584
Dick's Sporting Goods, Inc.	12	2,368
Dillard's, Inc. - Class A (b)	1	398
DK Crown Holdings Inc. - Class A (a)	88	1,910
Domino's Pizza, Inc.	6	2,069
DoorDash, Inc. - Class A (a)	68	10,195
Dorman Products, Inc. (a)	5	498
Dutch Bros Inc. - Class A (a)	21	1,052
eBay Inc.	82	7,492
ETSY, Inc. (a)	18	881
Expedia Group, Inc.	21	4,924
Five Below, Inc. (a)	10	2,244
Floor & Decor Holdings, Inc. - Class A (a)	19	980
Flutter Entertainment Public Limited Company (a)	30	3,088
Ford Motor Company	717	8,270
Frontdoor, Inc. (a)	13	683
GameStop Corp. - Class A (a) (b)	75	1,729
Gap, Inc., The	42	1,027
General Motors Company	165	12,274
Gentex Corporation	39	841
Genuine Parts Company	25	2,665
Global Business Travel Group, Inc. - Class A (a) (b)	30	167
Group 1 Automotive, Inc.	2	697
H & R Block, Inc.	23	722
Hasbro, Inc.	24	2,232
Hilton Worldwide Holdings Inc.	40	12,093
Home Depot, Inc., The	181	59,637
Hyatt Hotels Corporation - Class A (b)	7	1,045
Installed Building Products, Inc. (b)	4	1,110
KB Home	11	564
Kontoor Brands, Inc.	10	714
Las Vegas Sands Corp.	57	3,066
Lear Corporation	10	1,170
Lennar Corporation - Class A	38	3,318
Lennar Corporation - Class B	2	148
Life Time Group Holdings, Inc. (a)	22	592
Lithia Motors, Inc. - Class A	4	1,028
LKQ Corporation	47	1,372
Lowe`s Companies, Inc.	102	24,139
Lucid Group, Inc. (a) (b)	26	244
Lululemon Athletica Inc. (a)	19	2,855
Macy's, Inc.	48	875
Marriott International, Inc. - Class A	40	13,178
Mattel, Inc. (a)	58	843
McDonald's Corporation	130	40,279
MercadoLibre, Inc. (a)	9	14,832
Meritage Homes Corporation	12	749
MGM Resorts International (a)	34	1,259
Mohawk Industries, Inc. (a)	9	901
Murphy USA Inc.	3	1,624
Nike, Inc. - Class B	206	10,881
Norwegian Cruise Line Holdings Ltd. (a) (b)	80	1,500
NVR, Inc. (a)	—	3,170
O'Reilly Automotive, Inc. (a)	153	14,167
Penske Automotive Group, Inc.	4	537
Planet Fitness, Inc. - Class A (a)	15	1,088
PulteGroup, Inc.	35	4,161
PVH Corp.	9	607
Quantumscape Battery, Inc. - Class A (a) (b)	85	542
Ralph Lauren Corporation - Class A	7	2,414
Rivian Automotive, Inc. - Class A (a)	137	2,068
Ross Stores, Inc.	58	12,596
Royal Caribbean Cruises Ltd.	46	12,682
Service Corporation International	26	2,129
Shake Shack, Inc. - Class A (a)	7	621
Skyline Champion Corporation (a)	10	737
Somnigroup International Inc.	34	2,533
Starbucks Corporation	207	18,560
Tapestry, Inc.	38	5,308
Taylor Morrison Home II Corporation - Class A (a)	18	1,058
Tesla Inc. (a)	514	191,121
Texas Roadhouse, Inc. - Class A	12	2,012
Thor Industries, Inc.	9	755
TJX Companies, Inc., The	202	32,321
Toll Brothers, Inc.	17	2,358
Tractor Supply Company	93	4,201
Travel + Leisure Co.	12	821
Ulta Beauty, Inc. (a)	8	4,221
Urban Outfitters, Inc. (a)	11	691
V.F. Corporation	59	1,006
Vail Resorts, Inc. (b)	6	829
Valvoline, Inc. (a) (b)	24	794
Wayfair Inc. - Class A (a)	18	1,375
Whirlpool Corporation (b)	12	626
Williams-Sonoma, Inc.	22	3,962
Wingstop Inc.	5	796
Wyndham Hotels & Resorts, Inc.	14	1,096
Wynn Resorts, Limited	15	1,542
Yum! Brands, Inc.	51	7,946
		1,096,534
Materials 2.1%
Amcor Pty Ltd.	83	3,294
Avery Dennison Corporation	14	2,492
Ball Corporation	46	2,700
Crown Holdings, Inc.	21	2,136
Graphic Packaging Holding Company	52	513
International Paper Company	95	3,389
Packaging Corporation of America	16	3,455
Sealed Air Corporation	26	1,092
Silgan Holdings Inc. (b)	16	631
Smurfit Westrock Public Limited Company	94	3,756
Sonoco Products Company	18	947
		24,405
Industrials 0.7%
Alliance Laundry Holdings Inc. (a) (b)	8	164
Allison Systems, Inc.	16	1,813
Modine Manufacturing Company (a)	9	1,954
Rollins, Inc.	54	2,883
Rush Enterprises, Inc. - Class A	12	774
Rush Enterprises, Inc. - Class B	1	91
		7,679

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Consumer Staples 0.6%
Casey's General Stores, Inc.	7	4,837
Maplebear Inc. (a)	34	1,272
Reynolds Consumer Products Inc.	9	200
		6,309
Total Common Stocks (cost $932,358)		1,134,927
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	4,410	4,410
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	2,599	2,599
Total Short Term Investments (cost $7,009)		7,009
Total Investments 100.3% (cost $939,367)		1,141,936
Other Derivative Instruments 0.0%		172
Other Assets and Liabilities, Net (0.3)%		(3,269)
Total Net Assets 100.0%		1,138,839

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,683	61,122	59,395	33	—	—	4,410	0.4
JNL Government Money Market Fund, 3.63% - Class SL	1,102	12,577	11,080	28	—	—	2,599	0.2
	3,785	73,699	70,475	61	—	—	7,009	0.6

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	25	June 2026	5,560	172	(13)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,134,927	—	—	1,134,927
Short Term Investments	7,009	—	—	7,009
	1,141,936	—	—	1,141,936
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
	(13)	—	—	(13)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 98.9%
Consumer Staples 98.3%
Albertsons Companies, Inc. - Class A	54	924
Altria Group, Inc.	253	16,711
Archer-Daniels-Midland Company	68	4,967
Bellring Intermediate Holdings, Inc. (a)	18	287
BJ's Wholesale Club Holdings, Inc. (a)	18	1,721
Brown-Forman Corporation - Class A (b)	7	184
Brown-Forman Corporation - Class B	44	1,165
Bunge Global S.A.	20	2,585
Cal-Maine Foods, Inc.	7	512
Campbell's Company, The (b)	30	663
Celsius Holdings, Inc. (a)	25	874
Church & Dwight Co., Inc.	36	3,378
Clorox Company, The	19	1,936
Coca-Cola Company, The	589	44,795
Coca-Cola Consolidated, Inc.	8	1,509
Colgate-Palmolive Company	122	10,413
Conagra Brands, Inc.	72	1,130
Constellation Brands, Inc. - Class A	22	3,348
Costco Wholesale Corporation	67	66,678
Coty Inc. - Class A (a)	53	107
Darling Ingredients Inc. (a)	22	1,367
Dollar General Corporation	33	3,924
Dollar Tree, Inc. (a)	28	3,106
e.l.f. Beauty, Inc. (a)	8	459
Estee Lauder Companies Inc., The - Class A	37	2,628
General Mills, Inc.	80	2,990
Hershey Company, The	22	4,622
Hormel Foods Corporation	44	989
Ingredion Incorporated	9	1,047
J. M. Smucker Company, The	16	1,524
Kenvue Inc.	261	4,504
Keurig Dr Pepper Inc.	183	4,822
Kimberly-Clark Corporation	50	4,840
Kraft Heinz Company, The	131	2,950
Kroger Co., The	89	6,413
Lamb Weston Holdings, Inc.	20	836
McCormick & Company, Incorporated	38	1,911
Molson Coors Beverage Company - Class B (b)	25	1,094
Mondelez International, Inc. - Class A	195	11,257
Monster Beverage 1990 Corporation (a)	103	7,479
PepsiCo, Inc.	206	32,050
Performance Food Group Company (a)	23	2,003
Philip Morris International Inc.	235	38,759
Pilgrim's Pride Corporation	6	242
Post Holdings, Inc. (a)	6	612
Primo Brands Corporation - Class A	31	579
Procter & Gamble Company, The	350	50,603
Sprouts Farmers Market, Inc. (a)	15	1,139
Sysco Corporation	72	5,135
Target Corporation	69	8,293
The Marzetti Company	3	420
Tyson Foods, Inc. - Class A	41	2,625
US Foods Holding Corp. (a)	33	3,044
Walmart Inc.	648	80,484
		458,637
Consumer Discretionary 0.6%
Covista Inc. (a)	5	582
Grand Canyon Education, Inc. (a)	4	713
Laureate Education, Inc. - Class A (a)	19	647
Ollie's Bargain Outlet Holdings, Inc. (a)	9	855
		2,797
Total Common Stocks (cost $426,405)		461,434
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	856	856
Total Short Term Investments (cost $856)		856
Total Investments 99.1% (cost $427,261)		462,290
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net 0.9%		4,230
Total Net Assets 100.0%		466,525

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,894	91,026	92,920	32	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	626	3,459	3,229	4	—	—	856	0.2
	2,520	94,485	96,149	36	—	—	856	0.2

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	54	June 2026	4,516	5	(23)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	461,434	—	—	461,434
Short Term Investments	856	—	—	856
	462,290	—	—	462,290
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(23)	—	—	(23)
	(23)	—	—	(23)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.4%
Financials 26.9%
American Express Company	161	48,866
Goldman Sachs Group, Inc., The	162	136,670
JPMorgan Chase & Co.	161	47,522
Travelers Companies, Inc., The	162	47,121
Visa Inc. - Class A	162	48,827
		329,006
Information Technology 17.2%
Apple Inc.	162	41,000
Cisco Systems, Inc.	162	12,535
International Business Machines Corporation	161	39,158
Microsoft Corporation	161	59,801
NVIDIA Corporation	162	28,174
Salesforce, Inc.	161	30,156
		210,824
Industrials 16.9%
3M Company	162	23,462
Boeing Company, The (a)	161	32,153
Caterpillar Inc.	161	114,452
Honeywell International Inc.	161	36,515
		206,582
Health Care 13.0%
Amgen Inc.	161	56,841
Johnson & Johnson	162	39,489
Merck & Co., Inc.	161	19,433
UnitedHealth Group Incorporated	162	43,714
		159,477
Consumer Discretionary 11.9%
Amazon.com, Inc. (a)	162	33,646
Home Depot, Inc., The	161	53,132
McDonald's Corporation	162	50,208
Nike, Inc. - Class B	162	8,533
		145,519
Consumer Staples 4.6%
Coca-Cola Company, The	162	12,286
Procter & Gamble Company, The	162	23,334
Walmart Inc.	161	20,077
		55,697
Materials 4.2%
Sherwin-Williams Company, The	161	51,785
Energy 2.7%
Chevron Corporation	162	33,425
Communication Services 2.0%
Verizon Communications Inc.	162	8,110
Walt Disney Company, The	162	15,570
		23,680
Total Common Stocks (cost $668,007)		1,215,995
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	6,960	6,960
Total Short Term Investments (cost $6,960)		6,960
Total Investments 100.0% (cost $674,967)		1,222,955
Other Derivative Instruments 0.0%		192
Other Assets and Liabilities, Net 0.0%		252
Total Net Assets 100.0%		1,223,399

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	6,085	37,401	36,526	52	—	—	6,960	0.6
JNL Government Money Market Fund, 3.63% - Class SL	—	—	—	5	—	—	—	—
	6,085	37,401	36,526	57	—	—	6,960	0.6

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	34	June 2026	7,982	192	(63)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,215,995	—	—	1,215,995
Short Term Investments	6,960	—	—	6,960
	1,222,955	—	—	1,222,955
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(63)	—	—	(63)
	(63)	—	—	(63)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.4%
Energy 99.1%
Antero Midstream Corporation	290	6,605
Antero Resources Corporation (a)	242	10,284
Apa Corp.	330	13,994
Archrock, Inc.	156	5,445
Baker Hughes Company - Class A	908	55,409
California Resources Corporation	59	4,082
Centrus Energy Corp. - Class A (a) (b)	16	2,773
Cheniere Energy, Inc.	197	55,906
Chevron Corporation	1,694	350,453
Chord Energy Corporation	55	7,810
CNX Resources Corporation (a)	114	4,391
Comstock Resources, Inc. (a)	64	1,354
ConocoPhillips	1,132	149,460
Core Natural Resources, Inc.	46	4,864
Coterra Energy Inc.	695	24,405
Devon Energy Corporation	541	27,225
Diamondback Energy, Inc.	169	33,456
DT Midstream, Inc.	90	12,097
EOG Resources, Inc.	500	72,227
EQT Corporation	568	36,135
Expand Energy Corporation	209	22,908
Exxon Mobil Corporation	3,818	647,752
Halliburton Company	767	29,922
HF Sinclair Corporation	140	8,733
Kinder Morgan, Inc.	1,802	60,429
Magnolia Oil & Gas Corporation - Class A	161	5,093
Marathon Petroleum Corporation	265	64,698
Matador Resources Company	102	6,450
Murphy Oil Corporation	122	5,041
Noble Corporation PLC	115	5,646
NOV Inc.	332	6,245
Occidental Petroleum Corporation	601	39,037
ONEOK, Inc.	569	51,465
Ovintiv Canada ULC	264	15,662
Permian Resources Corporation - Class A	612	13,037
Phillips 66	369	67,192
Range Resources Corporation	220	9,929
SLB Limited	1,360	69,914
Targa Resources Corp.	195	48,971
TechnipFMC PLC	350	24,187
Texas Pacific Land Corporation	52	24,805
Valero Energy Corporation	279	68,915
Venture Global, Inc. - Class A	105	1,653
Viper Energy, Inc. - Class A	169	7,958
Weatherford International Public Limited Company	67	6,340
Williams Companies, Inc., The	1,114	81,077
		2,271,434
Utilities 0.3%
National Fuel Gas Company	83	7,793
Total Common Stocks (cost $1,592,934)		2,279,227
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	42,174	42,174
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	1,076	1,076
Total Short Term Investments (cost $43,250)		43,250
Total Investments 101.3% (cost $1,636,184)		2,322,477
Other Derivative Instruments (0.0)%		(149)
Other Assets and Liabilities, Net (1.3)%		(30,456)
Total Net Assets 100.0%		2,291,872

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	5,509	236,148	199,483	95	—	—	42,174	1.8
JNL Government Money Market Fund, 3.63% - Class SL	571	11,303	10,798	11	—	—	1,076	0.1
	6,080	247,451	210,281	106	—	—	43,250	1.9

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	98	June 2026	12,395	(149)	279

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	2,279,227	—	—	2,279,227
Short Term Investments	43,250	—	—	43,250
	2,322,477	—	—	2,322,477
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	279	—	—	279
	279	—	—	279

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.7%
Financials 99.1%
Affiliated Managers Group, Inc.	5	1,402
AFLAC Incorporated	84	9,197
Allstate Corporation, The	46	9,566
Ally Financial Inc.	49	1,927
American Express Company	96	28,984
American Financial Group, Inc.	13	1,629
American International Group, Inc.	95	7,172
Ameriprise Financial, Inc.	17	7,360
Ameris Bancorp	11	870
AON Public Limited Company - Class A	38	12,352
Apollo Global Management, Inc.	74	8,202
Arch Capital Group Ltd. (a)	64	6,139
Ares Management Corporation - Class A	36	3,948
Arthur J. Gallagher & Co.	45	9,804
Associated Banc-Corp	30	765
Assurant, Inc.	9	1,926
Assured Guaranty Ltd.	8	641
Atlantic Union Bank	23	837
AXIS Capital Holdings Limited	13	1,368
Axos Financial, Inc. (a)	9	751
BancFirst Corporation	4	389
Bank of America Corporation	1,175	57,267
Bank of New York Mellon Corporation, The (b)	122	14,490
Bank OZK	18	819
Berkshire Hathaway Inc. - Class B (a)	327	156,908
BlackRock, Inc.	25	23,787
Blackstone Inc. - Class A	133	15,309
Blue Owl Capital Inc. - Class A (c)	108	989
BOK Financial Corporation	4	456
Brown & Brown, Inc.	50	3,231
Capital One Financial Corporation	110	20,164
Carlyle Group Inc., The	38	1,858
Charles Schwab Corporation, The	297	27,913
Chubb Limited	65	21,234
Cincinnati Financial Corporation	27	4,327
Citigroup Inc.	311	35,279
Citizens Financial Group, Inc.	76	4,556
CME Group Inc. - Class A	64	18,907
CNO Financial Group, Inc.	18	728
Cohen & Steers, Inc.	5	297
Coinbase Global, Inc. - Class A (a)	40	7,006
Columbia Banking System, Inc.	51	1,387
Commerce Bancshares, Inc.	24	1,193
Corebridge Financial, Inc.	45	1,073
Credit Acceptance Corporation (a)	1	426
Cullen/Frost Bankers, Inc.	11	1,474
East West Bancorp, Inc.	25	2,643
Enact Holdings, Inc.	5	222
Equitable Holdings, Inc.	51	1,906
Erie Indemnity Company - Class A	4	1,118
Essent Group Ltd.	16	950
Evercore Inc. - Class A	7	1,986
Everest Group, Ltd.	8	2,481
F&G Annuities & Life, Inc.	7	167
F.N.B. Corporation	58	963
FactSet Research Systems Inc.	7	1,473
Federated Hermes, Inc. - Class B	14	818
Fidelity National Financial, Inc. - Class A	46	2,129
Fifth Third Bancorp	160	7,449
Figure Technology Solutions, Inc. - Class A (a)	6	191
First American Financial Corporation	17	1,051
First Citizens BancShares, Inc. - Class A	1	2,784
First Financial Bankshares, Inc.	21	625
First Horizon Corporation	86	1,956
FirstCash, Inc.	7	1,326
Flagstar Bank, National Association	54	705
Franklin Resources, Inc. (c)	51	1,194
Freedom Holding Corp. (a) (c)	3	456
Galaxy Digital Inc. - Class A (a) (c)	33	615
Glacier Bancorp, Inc.	22	974
Globe Life Inc.	14	1,969
Goldman Sachs Group, Inc., The	53	45,166
Hamilton Lane Incorporated - Class A	7	665
Hancock Whitney Corporation	15	927
Hanover Insurance Group Inc, The	6	1,064
Hartford Insurance Group, Inc., The	49	6,625
Home BancShares, Inc.	33	888
Houlihan Lokey, Inc. - Class A	10	1,374
Huntington Bancshares Incorporated	353	5,524
Independence Holdings, LLC	21	1,130
Interactive Brokers Group, Inc. - Class A	79	5,273
Intercontinental Exchange, Inc.	102	16,008
International Bancshares Corporation	9	637
Invesco Ltd.	60	1,466
Jackson Financial Inc. - Class A (b)	12	1,236
Janus Henderson Group PLC	22	1,117
Jefferies Financial Group Inc.	28	1,175
JPMorgan Chase & Co.	480	141,079
KeyCorp	168	3,366
Kinsale Capital Group, Inc.	4	1,347
KKR & Co. Inc. - Class A	118	10,953
Lazard, Inc.	17	727
Lemonade, Inc. (a)	10	601
Lincoln National Corporation	30	1,068
Loews Corporation	31	3,327
LPL Financial Holdings Inc.	14	4,288
M&T Bank Corporation	27	5,659
Markel Group Inc. (a)	2	4,060
MarketAxess Holdings Inc.	7	1,097
Marsh & Mclennan Companies, Inc.	86	14,970
MasterCard Incorporated - Class A	145	72,239
Mercury General Corporation	4	384
MetLife, Inc.	98	6,951
MGIC Investment Corporation	38	987
Moelis & Company - Class A	13	758
Moody's Corporation	28	12,048
Morgan Stanley	215	35,398
Morningstar, Inc.	5	770
MSCI Inc. - Class A	13	6,809
Nasdaq, Inc.	66	5,635
Northern Trust Corporation	34	4,711
Old National Bancorp	61	1,352
Old Republic International Corporation	41	1,635
PayPal Holdings, Inc.	166	7,519
PennyMac Financial Services, Inc.	5	446
Pinnacle Financial Partners, Inc.	26	2,262
Piper Sandler Companies	11	833
PJT Partners Inc. - Class A	4	551
Popular, Inc.	11	1,538
Primerica, Inc.	6	1,463
Principal Financial Group, Inc.	40	3,596
Progressive Corporation, The	104	20,623
Prosperity Bancshares, Inc.	16	1,082
Prudential Financial, Inc.	62	6,089
Radian Group Inc.	25	819
Raymond James Financial, Inc.	30	4,395
Regions Financial Corporation	155	4,038
Reinsurance Group of America, Incorporated	12	2,394
RenaissanceRe Holdings Ltd.	8	2,304
RLI Corp.	15	852
Robinhood Markets, Inc. - Class A (a)	133	9,240
Rocket Companies, Inc. - Class A	157	2,238
Ryan Specialty Group Holdings, Inc. - Class A	19	641
S&P Global Inc.	53	22,623
SEI Investments Company	17	1,353
Selective Insurance Group, Inc.	11	804
ServisFirst Bancshares, Inc.	10	706
SLM Corporation	35	751
SoFi Technologies, Inc. (a)	221	3,512
Southstate Bank Corporation	17	1,604
State Street Corporation	50	6,271
StepStone Group Inc. - Class A	13	610
Stifel Financial Corp.	27	2,000
StoneX Group Inc. (a)	12	965
Synchrony Financial	62	4,211
T. Rowe Price Group, Inc.	39	3,483

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Texas Capital Bancshares, Inc. (a)	8	719
TFS Financial Corporation	9	123
The PNC Financial Services Group, Inc.	72	14,946
TPG Inc. - Class A	23	925
Tradeweb Markets Inc. - Class A	21	2,432
Travelers Companies, Inc., The	39	11,270
Truist Financial Corporation	224	10,318
U.S. Bancorp	277	14,386
UMB Financial Corporation	13	1,433
United Bankshares, Inc.	25	1,045
United Community Banks, Inc.	20	644
Unum Group	27	1,962
Upstart Holdings, Inc. (a) (c)	15	377
Valley National Bancorp	80	980
Victory Capital Holdings, Inc. - Class A	8	543
Visa Inc. - Class A	299	90,442
Voya Financial, Inc.	17	1,160
W. R. Berkley Corporation	51	3,392
Webster Financial Corporation	29	2,004
Wells Fargo & Company	550	43,825
Western Alliance Bancorporation	19	1,383
White Mountains Insurance Group Ltd.	—	940
Willis Towers Watson Public Limited Company	16	4,740
Wintrust Financial Corporation	11	1,562
Zions Bancorporation, National Association	25	1,442
		1,341,761
Information Technology 0.4%
Bitmine Immersion Technologies, Inc. (c)	81	1,596
Cipher Mining Inc. (a) (c)	58	742
Circle Internet Group, Inc. - Class A (a)	8	754
Cleanspark Inc. (a) (c)	43	365
Hut 8 Corp. (a)	17	788
Mara Holdings, Inc. (a) (c)	67	543
TeraWulf Inc. (a) (c)	53	765
		5,553
Industrials 0.2%
TransUnion	34	2,387
Health Care 0.0%
CorVel Corporation (a)	5	299
Total Common Stocks (cost $1,038,313)		1,350,000
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (b) (d)	5,914	5,914
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (b) (d)	559	559
Total Short Term Investments (cost $6,473)		6,473
Total Investments 100.2% (cost $1,044,786)		1,356,473
Other Derivative Instruments 0.0%		151
Other Assets and Liabilities, Net (0.2)%		(3,377)
Total Net Assets 100.0%		1,353,247

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	14,145	807	791	65	531	(202)	14,490	1.1
Jackson Financial Inc. - Class A	1,363	—	115	11	74	(86)	1,236	0.1
JNL Government Money Market Fund, 3.63% - Class SL	1,911	12,173	13,525	30	—	—	559	—
JNL Government Money Market Fund, 3.53% - Class I	7,869	96,054	98,009	47	—	—	5,914	0.4
	25,288	109,034	112,440	153	605	(288)	22,199	1.6

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	48	June 2026	7,338	151	18

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,350,000	—	—	1,350,000
Short Term Investments	6,473	—	—	6,473
	1,356,473	—	—	1,356,473
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	18	—	—	18
	18	—	—	18

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.5%
Health Care 99.4%
Abbott Laboratories	745	76,504
AbbVie Inc.	757	164,561
ADMA Biologics, Inc. (a)	99	895
Agilent Technologies, Inc.	122	13,906
Align Technology, Inc. (a)	31	5,239
Alignment Healthcare, Inc. (a)	48	840
Alkermes Public Limited Company (a)	67	2,361
Alnylam Pharmaceuticals, Inc. (a)	54	18,021
Amgen Inc.	230	81,054
Arcellx Inc. (a)	16	1,857
Arrowhead Pharmaceuticals Inc (a)	51	3,214
Avantor, Inc. (a)	293	2,295
Axsome Therapeutics, Inc. (a)	17	2,825
Baxter International Inc.	218	3,664
Becton, Dickinson and Company	123	19,323
Biogen Inc. (a)	61	11,132
BioMarin Pharmaceutical Inc. (a)	82	4,606
Bio-Rad Laboratories, Inc. - Class A (a)	8	2,344
Bio-Techne Corporation	68	3,568
Boston Scientific Corporation (a)	633	39,746
Bridgebio Pharma, Inc. (a)	60	4,440
Brightspring Health Services, Inc. (a)	29	1,216
Bristol-Myers Squibb Company	872	52,888
Bruker Corporation	44	1,576
Canticle Pharmaceuticals, Inc. (a)	8	4,142
Cardinal Health, Inc.	102	21,593
Cencora, Inc.	78	24,645
Centene Corporation (a)	202	6,600
Charles River Laboratories International, Inc. (a)	19	3,350
Chemed Corporation	6	2,371
Cigna Group, The	112	29,998
Cooper Companies, Inc., The (a)	84	6,035
Corcept Therapeutics Incorporated (a)	41	1,662
Crinetics Pharmaceuticals, Inc. (a)	43	1,575
CRISPR Therapeutics AG (a) (b)	40	1,911
CVS Health Corporation	542	38,897
Cytokinetics, Incorporated (a)	50	3,294
Danaher Corporation	276	52,344
Davita Inc. (a)	15	2,331
DexCom, Inc. (a)	168	10,522
Doximity, Inc. - Class A (a)	57	1,320
Edwards Lifesciences Corporation (a)	247	19,756
Elanco Animal Health Incorporated (a)	203	4,859
Elevance Health, Inc.	95	27,827
Eli Lilly and Company	341	313,782
Encompass Health Corporation	41	3,961
Ensign Group, Inc., The	25	4,964
Exelixis, Inc. (a)	108	4,616
GE HealthCare Technologies Inc.	195	13,859
Gilead Sciences, Inc.	532	74,104
Glaukos Corporation (a)	22	2,421
Globus Medical, Inc. - Class A (a)	50	4,278
Guardant Health, Inc. (a)	54	4,969
Halozyme Therapeutics, Inc. (a)	53	3,438
HCA Healthcare, Inc.	69	32,859
HealthEquity, Inc. (a)	36	3,039
Henry Schein, Inc. (a)	45	3,332
Hims & Hers Health, Inc. - Class A (a) (b)	88	1,831
Hologic, Inc. (a)	96	7,262
Humana Inc.	52	8,936
IDEXX Laboratories, Inc. (a)	33	18,459
Illumina, Inc. (a)	65	8,055
Incyte Corporation (a)	69	6,489
Insmed Incorporated (a)	89	14,631
Insulet Corporation (a)	30	6,290
Intuitive Surgical, Inc. (a)	151	69,685
Ionis Pharmaceuticals, Inc. (a)	63	4,748
IQVIA Holdings Inc (a)	72	12,346
Irhythm Holdings, Inc. (a)	13	1,581
Jazz Pharmaceuticals Public Limited Company (a)	25	4,811
Johnson & Johnson	1,032	252,179
Krystal Biotech, Inc. (a)	11	2,828
Kymera Therapeutics, Inc. (a)	23	1,925
Labcorp Holdings Inc.	36	9,585
Lantheus Holdings, Inc. (a)	29	2,228
Masimo Corporation (a)	20	3,573
McKesson Corporation	53	45,774
Medline Inc. - Class A (a)	186	8,277
Medpace Holdings, Inc. (a)	10	4,671
Medtronic, Inc.	550	47,625
Merck & Co., Inc.	1,064	127,952
Merit Medical Systems, Inc. (a)	25	1,756
Mettler-Toledo International Inc. (a)	9	10,965
Moderna, Inc. (a)	148	7,518
Molina Healthcare, Inc. (a)	22	2,904
Natera, Inc. (a)	58	11,560
Neurocrine Biosciences, Inc. (a)	42	5,594
Nuvalent, Inc. - Class A (a)	19	1,943
Option Care Health, Inc. (a)	70	1,873
Penumbra, Inc. (a)	16	5,262
Pfizer Inc.	2,429	68,196
Praxis Precision Medicines, Inc. (a)	10	3,076
Protagonist Therapeutics, Inc. (a)	22	2,359
PTC Therapeutics, Inc. (a)	30	2,041
Quest Diagnostics Incorporated	48	9,331
RadNet, Inc. (a)	28	1,575
Regeneron Pharmaceuticals, Inc.	43	33,344
Repligen Corporation (a)	23	2,703
ResMed Inc.	63	14,161
Revolution Medicines, Inc. (a)	75	7,301
Revvity, Inc.	48	4,246
Rhythm Pharmaceuticals, Inc. (a)	23	1,968
Roivant Sciences Ltd. (a)	167	4,616
Royalty Pharma PLC - Class A	150	7,194
Soleno Therapeutics, Inc. (a)	19	636
Solventum Corporation (a)	59	3,854
Sotera Health LLC (a)	63	909
Steris Public Limited Company	41	8,995
Stryker Corporation	155	50,886
Summit Therapeutics Inc. (a) (b)	47	890
Teleflex Incorporated	20	2,389
Tempus AI, Inc. - Class A (a) (b)	37	1,651
Tenet Healthcare Corporation (a)	38	7,085
TG Therapeutics, Inc. (a)	63	2,082
Thermo Fisher Scientific Inc.	161	79,143
TransMedics Group, Inc. (a)	13	1,322
uniQure N.V. (a)	23	379
United Therapeutics Corporation (a)	17	10,091
UnitedHealth Group Incorporated	388	105,090
Universal Health Services, Inc. - Class B	23	4,077
Vaxcyte, Inc. (a)	55	3,178
Veeva Systems Inc. - Class A (a)	64	11,298
Vertex Pharmaceuticals Incorporated (a)	109	48,505
Viatris Inc.	493	6,661
Viking Therapeutics, Inc. (a)	45	1,467
Waters Corporation (a)	42	12,494
Waystar Holding Corp. (a)	33	798
West Pharmaceutical Services, Inc.	31	7,741
Zimmer Biomet Holdings, Inc.	85	7,705
Zoetis Inc. - Class A	182	21,527
		2,536,809
Materials 0.1%
AptarGroup, Inc.	28	3,536
Total Common Stocks (cost $1,533,028)		2,540,345
RIGHTS 0.0%
Akero Therapeutics Inc. (a) (c)	29	19
Total Rights (cost $0)		19
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	11,281	11,281

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	937	937
Total Short Term Investments (cost $12,218)		12,218
Total Investments 100.0% (cost $1,545,246)		2,552,582
Other Derivative Instruments 0.0%		213
Other Assets and Liabilities, Net (0.0)%		(1,193)
Total Net Assets 100.0%		2,551,602

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	8,125	93,413	90,257	76	—	—	11,281	0.5
JNL Government Money Market Fund, 3.63% - Class SL	1,631	10,333	11,027	17	—	—	937	—
	9,756	103,746	101,284	93	—	—	12,218	0.5

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	95	June 2026	14,110	213	49

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	2,540,345	—	—	2,540,345
Rights	—	—	19	19
Short Term Investments	12,218	—	—	12,218
	2,552,563	—	19	2,552,582
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	49	—	—	49
	49	—	—	49

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.3%
Industrials 98.1%
3M Company	52	7,566
A. O. Smith Corporation	11	739
AAON, Inc.	7	539
Acuity Brands, Inc.	3	826
Advanced Drainage Systems, Inc.	7	930
AECOM	13	1,067
AeroVironment, Inc. (a)	4	671
AGCO Corporation	6	678
Air Lease Corporation - Class A	9	603
Alaska Air Group, Inc. (a)	11	388
Allegion Public Limited Company	8	1,228
Amentum Holdings, Inc. (a)	13	331
American Airlines Group Inc. (a)	64	683
AMETEK, Inc.	23	4,830
API Group Corporation (a)	37	1,507
Applied Industrial Technologies, Inc.	4	991
Archer Aviation Inc. - Class A (a) (b)	49	254
Arcosa, Inc.	4	472
Argan, Inc.	1	694
Armstrong World Industries, Inc.	4	702
ATI Inc. (a)	13	1,903
Avis Budget Group, Inc. (a) (b)	2	257
Axon Enterprise, Inc. (a)	7	3,141
Bloom Energy Corporation - Class A (a)	26	3,474
Boeing Company, The (a)	77	15,254
Booz Allen Hamilton Holding Corporation - Class A	12	919
Brink's Company, The	4	414
Builders FirstSource, Inc. (a)	11	917
BWXT Government Group, Inc.	9	1,821
C.H. Robinson Worldwide, Inc.	11	1,906
Carlisle Companies Incorporated	4	1,345
Carpenter Technology Corporation	5	1,823
Carrier Global Corporation	77	4,333
Casella Waste Systems, Inc. - Class A (a)	6	478
Caterpillar Inc.	45	32,244
Chart Industries, Inc. (a)	4	896
Cintas Corporation	34	5,681
Clean Harbors, Inc. (a)	5	1,420
CNH Industrial N.V.	87	952
Comfort Systems USA, Inc.	3	4,749
Construction Partners, Inc. - Class A (a)	4	502
Copart, Inc. (a)	82	2,726
Core & Main, Inc. - Class A (a)	16	816
Crane Company	5	828
CSW Industrials, Inc.	2	415
CSX Corporation	182	7,486
Cummins Inc.	13	7,235
Curtiss-Wright Corporation	4	2,447
Deere & Company	24	13,743
Delta Air Lines, Inc.	64	4,233
Donaldson Company, Inc.	11	945
Dover Corporation	13	2,797
Dycom Industries, Inc. (a)	3	923
Eaton Corporation Public Limited Company	38	13,589
EMCOR Group, Inc.	4	3,212
Emerson Electric Co.	55	7,220
EnerSys	4	621
Enpro Inc.	2	487
Eos Energy Enterprises, Inc. - Class A (a) (b)	31	154
Equifax Inc.	12	2,163
ESAB Corporation	5	528
Everus Construction Group, Inc. (a)	5	589
Expeditors International of Washington, Inc. - Class A	13	1,862
Exponent, Inc.	5	321
Fastenal Company	112	5,183
Federal Signal Corporation	6	647
FedEx Corporation	22	7,685
Ferguson Enterprises Inc.	20	4,574
Flowserve Corporation	13	948
Fluor Corporation (a)	15	724
Fortune Brands Innovations, Inc.	11	437
Franklin Electric Co., Inc.	4	354
FTI Consulting, Inc. (a)	3	555
Gates Industrial Corporation PLC (a)	24	534
GATX Corporation	3	581
GE Vernova Inc.	26	23,013
Generac Holdings Inc. (a)	6	1,144
General Dynamics Corporation	24	8,150
General Electric Company	102	29,054
Graco Inc.	16	1,386
Granite Construction Incorporated (b)	4	479
Griffon Corporation	4	283
GXO Logistics Inc. (a)	11	595
HEICO Corporation	4	1,142
HEICO Corporation - Class A	8	1,598
Herc Holdings Inc.	3	302
Hexcel Corporation	7	602
Honeywell International Inc.	62	14,037
Howmet Aerospace Inc.	38	8,747
Hubbell Incorporated	5	2,563
Huntington Ingalls Industries, Inc.	4	1,446
IDEX Corporation	7	1,338
IES Holdings, Inc. (a)	1	386
Illinois Tool Works Inc.	28	7,364
Ingersoll Rand Inc.	39	3,090
ITT Inc.	8	1,623
J.B. Hunt Transport Services, Inc.	8	1,599
Jacobs Solutions Inc.	11	1,452
JBT Marel Corporation	5	648
Joby Aviation, Inc. - Class A (a)	61	503
Johnson Controls International Public Limited Company	60	7,828
Karman Holdings Inc. (a) (b)	3	274
KBR, Inc.	13	471
Kirby Corporation (a)	5	712
Knight-Swift Transportation Holdings Inc. - Class A	15	888
Korn Ferry	5	302
Kratos Defense & Security Solutions, Inc. (a)	18	1,256
L3Harris Technologies, Inc.	18	6,292
Landstar System, Inc.	3	543
Lennox International Inc.	3	1,473
Leonardo DRS, Inc.	7	325
Lincoln Electric Holdings, Inc.	5	1,354
Loar Holdings Inc. (a) (b)	2	131
Lockheed Martin Corporation	19	11,575
Masco Corporation	21	1,251
MasTec, Inc. (a)	6	1,918
Maximus, Inc.	6	355
Mercury Systems, Inc. (a)	5	378
Middleby Corporation, The (a)	5	655
Mine Safety Appliances Company, LLC	4	598
MOOG Inc. - Class A	3	810
MSC Industrial Direct Co., Inc. - Class A	4	361
Mueller Industries, Inc.	11	1,205
Mueller Water Products, Inc. - Class A	15	416
Nordson Corporation	5	1,342
Norfolk Southern Corporation	22	6,348
Northrop Grumman Corporation	14	9,452
NuScale Power, LLC - Class A (a)	27	296
Nvent Electric Public Limited Company	16	1,850
Old Dominion Freight Line, Inc.	18	3,493
Oshkosh Corporation	6	868
Otis Worldwide Corporation	38	2,930
Owens Corning	8	909
PACCAR Inc	50	5,809
Parker-Hannifin Corporation	12	10,608
Pentair Public Limited Company	16	1,398
Powell Industries, Inc.	1	484
Primoris Services Corporation	5	749
Quanta Services, Inc.	14	7,912
Qxo, Inc. (a) (b)	66	1,281
RBC Bearings Incorporated (a)	3	1,651
Regal Rexnord Corporation	6	1,219
Republic Services, Inc.	20	4,296
Rocket Lab USA, Inc. (a)	48	3,065

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Rockwell Automation, Inc.	11	3,969
RTX Corporation	131	25,257
Ryder System, Inc.	4	817
Saia, Inc. (a)	3	915
SiteOne Landscape Supply, Inc. (a)	4	582
SkyWest, Inc. (a)	4	346
Snap-on Incorporated	5	1,801
Southwest Airlines Co.	45	1,694
SPX Technologies, Inc. (a)	5	951
StandardAero, Inc. (a)	11	282
Stanley Black & Decker, Inc.	15	1,051
Sterling Infrastructure, Inc. (a)	3	1,218
Tetra Tech, Inc.	25	742
Textron Inc.	18	1,553
Timken Company, The	6	634
Toro Company, The	10	916
Trane Technologies Public Limited Company	22	9,013
TransDigm Group Incorporated	6	6,396
Trex Company, Inc. (a)	10	377
U-Haul Holding Company (a) (b)	1	38
U-Haul Holding Company - Series N	9	419
UL Solutions Inc. - Class A	7	625
Union Pacific Corporation	58	14,060
United Airlines Holdings, Inc. (a)	32	2,940
United Parcel Service, Inc. - Class B	72	7,111
United Rentals, Inc.	6	4,525
Valmont Industries, Inc.	2	788
Veralto Corporation	23	2,039
Verisk Analytics, Inc.	14	2,601
Vertiv Holdings Co - Class A	37	9,182
VSE Corporation	3	473
W.W. Grainger, Inc.	4	4,764
Waste Management, Inc.	36	8,257
Watsco, Inc.	3	1,243
Watts Water Technologies, Inc. - Class A	3	779
WESCO International, Inc.	5	1,288
Westinghouse Air Brake Technologies Corporation	17	4,177
Willscot Holdings Corporation - Class A	18	307
Woodward, Inc.	6	2,057
XPO, Inc. (a)	11	2,234
Xylem Inc.	24	2,813
Zurn Elkay Water Solutions Corporation	15	667
		559,466
Consumer Discretionary 0.5%
ADT, Inc.	33	217
Aramark	25	1,027
Pool Corporation	4	732
TopBuild Corp. (a)	3	963
		2,939
Information Technology 0.3%
Advanced Energy Industries, Inc.	4	1,197
Dolby Laboratories, Inc. - Class A	6	356
Mirion Technologies (US), Inc. - Class A (a)	22	415
		1,968
Financials 0.3%
Global Payments Inc.	23	1,555
Materials 0.1%
Louisiana-Pacific Corporation (W VA)	6	465
Total Common Stocks (cost $491,335)		566,393
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	1,545	1,545
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	662	662
Total Short Term Investments (cost $2,207)		2,207
Total Investments 99.7% (cost $493,542)		568,600
Other Derivative Instruments 0.0%		83
Other Assets and Liabilities, Net 0.3%		1,441
Total Net Assets 100.0%		570,124

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,550	142,284	143,172	51	—	—	662	0.1
JNL Government Money Market Fund, 3.63% - Class SL	353	5,817	4,625	8	—	—	1,545	0.3
	1,903	148,101	147,797	59	—	—	2,207	0.4

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	24	June 2026	3,942	83	2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	566,393	—	—	566,393
Short Term Investments	2,207	—	—	2,207
	568,600	—	—	568,600

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Industrials Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
	2	—	—	2

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.6%
Information Technology 96.4%
Accenture Public Limited Company - Class A	205	40,649
ACI Worldwide, Inc. (a)	35	1,439
Adobe Inc. (a)	137	33,290
Advanced Micro Devices, Inc. (a)	542	110,282
Akamai Technologies, Inc. (a)	46	5,279
Allegro Microsystems Inc. (a)	40	1,268
Amkor Technology, Inc.	35	1,565
Amphenol Corporation - Class A	407	51,386
Analog Devices, Inc.	163	51,837
AppFolio, Inc. - Class A (a)	7	1,150
Apple Inc.	4,889	1,240,756
Applied Digital Corporation (a) (b)	84	1,987
Applied Materials, Inc.	265	90,438
Arista Networks, Inc. (a)	342	42,026
Arrow Electronics, Inc. (a)	16	2,251
Astera Labs, Inc. (a)	46	5,067
Atlassian Corporation - Class A (a)	55	3,751
Aurora Innovations Inc. - Class A (a) (b)	396	1,633
Autodesk, Inc. (a)	71	17,032
Avnet, Inc.	26	1,628
Badger Meter, Inc.	9	1,422
Belden Inc.	12	1,435
Bentley Systems, Incorporated - Class B (b)	45	1,581
Bill Holdings, Inc. (a) (b)	30	1,157
Box, Inc. - Class A (a)	52	1,237
Broadcom Inc.	1,550	479,872
Cadence Design Systems, Inc. (a)	91	25,155
Calix, Inc. (a)	19	931
CCC Intelligent Solutions Holdings Inc. (a)	169	1,015
CDW Corp.	45	5,397
Ciena Corporation (a)	47	18,376
Cirrus Logic, Inc. (a)	18	2,608
Cisco Systems, Inc.	1,316	102,076
Clearwater Analytics Holdings, Inc. - Class A (a)	89	2,102
Cloudflare, Inc. - Class A (a)	104	21,399
Cognex Corporation	53	2,593
Cognizant Technology Solutions Corporation - Class A	162	9,929
Coherent Corp. (a)	59	13,946
CommVault Systems, Inc. (a)	15	1,134
Coreweave, Inc. - Class A (a)	83	6,427
Corning Incorporated	252	34,241
Credo Technology Group Holding Ltd. (a)	54	5,093
CrowdStrike Holdings, Inc. - Class A (a)	81	31,670
Datadog, Inc. - Class A (a)	101	11,975
Dell Technologies Inc. - Class C	100	16,436
DocuSign, Inc. (a)	66	3,133
Dropbox, Inc. - Class A (a)	59	1,341
D-Wave Quantum Inc. (a) (b)	123	1,779
Dynatrace, Inc. (a)	97	3,605
Elastic N.V. (a)	29	1,440
Enphase Energy, Inc. (a)	44	1,675
Entegris, Inc.	50	5,909
EPAM Systems, Inc. (a)	19	2,578
F5, Inc. (a)	19	5,496
Fabrinet (a)	12	6,262
Fair Isaac Corporation (a)	8	8,187
First Solar, Inc. (a)	33	6,569
Flex Ltd. (a)	118	7,722
Fortinet, Inc. (a)	210	17,179
Gartner, Inc. (a)	23	3,709
Gen Digital Inc.	189	3,550
GitLab Inc. - Class A (a)	48	1,028
GoDaddy Inc. - Class A (a)	45	3,755
Guidewire Software, Inc. (a)	28	4,234
Hewlett Packard Enterprise Company	437	10,408
HP, Inc.	311	5,972
HubSpot, Inc. (a)	16	4,030
Intel Corporation (a)	1,450	64,006
InterDigital, Inc.	8	2,497
International Business Machines Corporation	312	75,617
Intuit Inc.	91	39,265
ionQ, Inc. (a) (b)	115	3,315
Itron, Inc. (a)	14	1,280
Jabil Inc.	33	8,789
JFROG Ltd. (a)	32	1,484
Keysight Technologies, Inc. (a)	58	16,244
KLA Corporation	44	64,414
Kyndryl Holdings, Inc. (a)	84	1,101
Lam Research Corporation	418	89,283
Lattice Semiconductor Corporation (a)	45	4,183
Life360, Inc. (a) (b)	27	1,099
Littelfuse, Inc.	8	2,826
Lumentum Holdings Inc. (a)	24	16,582
MACOM Technology Solutions Holdings, Inc. (a)	21	4,635
Manhattan Associates, Inc. (a)	21	2,757
Marvell Technology, Inc.	290	28,723
Microchip Technology Incorporated	182	11,730
Micron Technology, Inc.	375	126,597
Microsoft Corporation	2,475	916,265
MKS Inc.	18	4,133
MongoDB, Inc. - Class A (a)	26	6,342
Monolithic Power Systems, Inc.	15	16,664
Motorola Solutions, Inc.	56	24,141
NetApp, Inc.	64	6,513
Novanta Inc. (a)	11	1,310
Nutanix, Inc. - Class A (a)	84	3,208
NVIDIA Corporation	7,810	1,362,090
NXP Semiconductors N.V.	80	15,799
Okta, Inc. - Class A (a)	55	4,323
ON Semiconductor Corporation (a)	135	8,376
Onto Innovation Inc. (a)	17	3,423
Oracle Corporation	566	83,196
OSI Systems, Inc. (a)	5	1,361
Palantir Technologies Inc. - Class A (a)	736	107,626
Palo Alto Networks, Inc. (a)	267	42,874
Pegasystems Inc.	29	1,229
Plexus Corp. (a)	8	1,617
Procore Technologies, Inc. (a)	40	2,273
PTC Inc. (a)	40	5,670
Pure Storage, Inc. - Class A (a)	101	5,986
Q2 Holdings, Inc. (a)	22	1,029
Qnity Electronics, Inc.	70	8,083
Qorvo, Inc. (a)	28	2,171
Qualcomm Incorporated	356	45,905
Qualys, Inc. (a)	11	994
Ralliant Corporation	38	1,582
Rambus Inc. (a)	36	3,060
Rigetti Computing, Inc. (a)	93	1,303
Roper Technologies, Inc.	35	12,514
Rubrik, Inc. - Class A (a)	50	2,429
SailPoint, Inc. (a) (b)	24	315
Salesforce, Inc.	303	56,508
Samsara Inc. - Class A (a)	104	3,309
SanDisk LLC (a)	46	29,537
Sanmina Corporation (a)	17	2,181
Seagate Technology Holdings Public Limited Company	74	29,181
SentinelOne, Inc. - Class A (a)	99	1,272
ServiceNow, Inc. (a)	349	36,461
ServiceTitan, Inc. - Class A (a)	18	1,156
Silicon Laboratories Inc. (a)	10	2,170
Sitime Corporation (a)	7	2,479
Skyworks Solutions, Inc.	49	2,621
Snowflake Inc. - Class A (a)	112	16,858
Soundhound AI, Inc. - Class A (a) (b)	131	899
Strategy Inc - Class A (a) (b)	105	13,062
Super Micro Computer, Inc. (a)	180	4,099
Synopsys, Inc. (a)	64	25,194
TD SYNNEX Corporation	26	4,323
TE Connectivity Public Limited Company	98	20,449
Teledyne Technologies Incorporated (a)	16	9,406
Tenable Holdings, Inc. (a)	44	744
Teradyne, Inc.	52	15,478
Texas Instruments Incorporated	302	58,653
Trimble Inc. (a)	79	5,143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
TTM Technologies, Inc. (a)	32	3,105
Twilio Inc. - Class A (a)	48	6,062
Tyler Technologies, Inc. (a)	14	4,858
Uipath, Inc. - Class A (a) (b)	136	1,515
Unity Software Inc. (a)	111	2,443
Universal Display Corporation	15	1,417
Varonis Systems, Inc. (a)	41	870
VeriSign, Inc.	26	6,535
ViaSat, Inc. (a)	33	1,507
Vontier Corporation	48	1,718
Western Digital Corporation	113	30,473
Workday, Inc. - Class A (a)	71	9,252
Workiva Inc. - Class A (a)	19	1,137
Zebra Technologies Corporation - Class A (a)	17	3,491
Zoom Communications, Inc. - Class A (a)	79	6,355
Zscaler, Inc. (a)	34	4,743
		6,310,377
Industrials 2.1%
Automatic Data Processing, Inc.	134	27,276
Broadridge Financial Solutions, Inc.	39	6,326
CACI International Inc. - Class A (a)	7	3,938
ESCO Technologies Inc.	8	2,226
ExlService Holdings, Inc. (a)	54	1,634
Fortive Corporation	106	5,868
Genpact Limited	50	1,846
Leidos Holdings, Inc.	41	6,331
Lyft, Inc. - Class A (a)	130	1,736
NextPower LLC - Class A (a)	49	5,877
Parsons Corporation (a)	20	1,059
Paychex, Inc.	108	9,985
Paycom Software, Inc.	17	2,054
Paylocity Holding Corporation (a)	15	1,573
Science Applications International Corporation	15	1,417
Sensata Technologies Holding PLC	46	1,633
SS&C Technologies Holdings, Inc.	71	4,780
Sunrun Inc. (a)	76	1,030
Uber Technologies, Inc. (a)	689	49,593
Verra Mobility Corporation - Class A (a)	59	844
		137,026
Financials 0.8%
Affirm Holdings, Inc. - Class A (a)	89	4,067
Block, Inc. - Class A (a)	184	11,056
Corpay Inc (a)	23	6,566
Fidelity National Information Services, Inc.	176	8,267
Fiserv, Inc. (a)	181	10,086
Jack Henry & Associates, Inc.	24	3,785
Shift4 Payments, LLC - Class A (a) (b)	24	1,045
Toast, Inc. - Class A (a)	168	4,456
Wex, Inc. (a)	10	1,555
		50,883
Consumer Discretionary 0.2%
Duolingo, Inc. - Class A (a)	14	1,394
Garmin Ltd.	54	12,513
		13,907
Communication Services 0.1%
AST Spacemobile, Inc. - Class A (a) (b)	81	6,693
Total Common Stocks (cost $3,991,171)		6,518,886
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	20,939	20,939
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	10,114	10,114
Total Short Term Investments (cost $31,053)		31,053
Total Investments 100.1% (cost $4,022,224)		6,549,939
Other Derivative Instruments 0.0%		1,146
Other Assets and Liabilities, Net (0.1)%		(9,955)
Total Net Assets 100.0%		6,541,130

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	20,654	252,844	252,559	158	—	—	20,939	0.3
JNL Government Money Market Fund, 3.63% - Class SL	11,712	51,238	52,836	114	—	—	10,114	0.2
	32,366	304,082	305,395	272	—	—	31,053	0.5

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	99	June 2026	27,525	1,146	(797)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	6,518,886	—	—	6,518,886
Short Term Investments	31,053	—	—	31,053
	6,549,939	—	—	6,549,939

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Information Technology Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(797)	—	—	(797)
	(797)	—	—	(797)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.2%
Materials 98.2%
Air Products and Chemicals, Inc.	62	17,908
Albemarle Corporation	32	5,833
Alcoa Corporation	72	4,799
Axalta Coating Systems Ltd. (a)	57	1,583
Balchem Corporation	9	1,529
Cabot Corporation	14	1,063
Celanese Corporation - Class A	29	1,878
CF Industries Holdings, Inc.	43	5,640
Cleveland-Cliffs Inc. (a)	152	1,282
Coeur Mining, Inc. (a)	278	5,222
Commercial Metals Company	29	1,804
Corteva, Inc.	186	15,595
CRH Public Limited Company	185	19,490
Dow Inc.	194	8,097
DuPont de Nemours, Inc.	116	5,307
Eagle Materials Inc.	9	1,647
Eastman Chemical Company	32	2,440
Ecolab Inc.	70	18,542
Element Solutions Inc.	61	2,070
Freeport-McMoRan Inc.	398	23,416
Hecla Mining Company	169	3,145
International Flavors & Fragrances Inc.	71	5,138
KRC Materials, Inc. (a)	14	1,156
Linde Public Limited Company	129	64,095
LyondellBasell Industries N.V. - Class A	72	5,778
Martin Marietta Materials, Inc.	17	9,888
Mosaic Company, The	85	2,168
MP Materials Corp. - Class A (a) (b)	35	1,671
NewMarket Corporation	2	1,279
Newmont Corporation	302	32,672
Nucor Corporation	63	10,704
PPG Industries, Inc.	63	6,730
Reliance, Inc.	15	4,430
Royal Gold, Inc.	22	5,684
RPM International Inc.	36	3,549
Sensient Technologies Corporation	12	1,015
Sherwin-Williams Company, The	63	20,338
Solstice Advanced Materials US, Inc.	44	3,354
Southern Copper Corporation	25	4,377
Steel Dynamics, Inc.	38	6,811
Vulcan Materials Company	37	10,028
Westlake Corporation	9	1,105
		350,260
Industrials 1.0%
Simpson Manufacturing Co., Inc.	12	1,996
UFP Industries, Inc.	17	1,548
		3,544
Total Common Stocks (cost $328,088)		353,804
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	424	424
Total Short Term Investments (cost $424)		424
Total Investments 99.3% (cost $328,512)		354,228
Other Derivative Instruments 0.0%		26
Other Assets and Liabilities, Net 0.7%		2,471
Total Net Assets 100.0%		356,725

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	827	114,582	114,985	32	—	—	424	0.1
JNL Government Money Market Fund, 3.63% - Class SL	—	5,682	5,682	4	—	—	—	—
	827	120,264	120,667	36	—	—	424	0.1

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	21	June 2026	2,215	26	28

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	353,804	—	—	353,804
Short Term Investments	424	—	—	424
	354,228	—	—	354,228
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	28	—	—	28
	28	—	—	28

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.6%
Information Technology 50.2%
Adobe Inc. (a)	202	49,097
Advanced Micro Devices, Inc. (a)	808	164,307
Analog Devices, Inc.	242	77,005
Apple Inc.	2,633	668,240
Applied Materials, Inc.	393	134,260
AppLovin Corporation - Class A (a)	152	60,468
Arm Holdings PLC - ADR (a) (b)	69	10,496
ASML Holding N.V. - ADR	43	57,489
Atlassian Corporation - Class A (a)	83	5,673
Autodesk, Inc. (a)	105	25,173
Broadcom Inc.	850	263,189
Cadence Design Systems, Inc. (a)	137	38,008
Cisco Systems, Inc.	1,956	151,742
Cognizant Technology Solutions Corporation - Class A	236	14,470
CrowdStrike Holdings, Inc. - Class A (a)	125	48,808
Datadog, Inc. - Class A (a)	163	19,252
Fortinet, Inc. (a)	366	29,882
Intel Corporation (a)	2,471	109,043
Intuit Inc.	137	59,285
KLA Corporation	65	95,707
Lam Research Corporation	618	132,086
Marvell Technology, Inc.	432	42,791
Microchip Technology Incorporated	267	17,223
Micron Technology, Inc.	557	188,268
Microsoft Corporation	1,332	492,984
Monolithic Power Systems, Inc.	24	26,630
NVIDIA Corporation	4,358	760,066
NXP Semiconductors N.V.	124	24,488
Palantir Technologies Inc. - Class A (a)	1,134	165,946
Palo Alto Networks, Inc. (a)	403	64,615
Qualcomm Incorporated	529	68,139
Roper Technologies, Inc.	51	18,021
Seagate Technology Holdings Public Limited Company	108	42,364
Shopify Inc. - Class A (a)	607	71,948
Strategy Inc - Class A (a) (b)	156	19,439
Synopsys, Inc. (a)	95	37,648
Texas Instruments Incorporated	449	87,237
Western Digital Corporation	167	45,249
Workday, Inc. - Class A (a)	106	13,743
Zscaler, Inc. (a)	79	11,034
		4,411,513
Communication Services 15.3%
Alphabet Inc. - Class A	1,044	300,261
Alphabet Inc. - Class C	975	279,774
Comcast Corporation - Class A	1,778	51,044
Electronic Arts Inc.	125	25,389
Former Charter Communications Parent, Inc. - Class A (a)	63	13,559
Meta Platforms, Inc. - Class A	529	302,637
Netflix, Inc. (a)	2,090	201,002
Take-Two Interactive Software, Inc. (a)	91	18,010
T-Mobile US, Inc.	545	114,467
Warner Bros. Discovery, Inc. - Series A (a)	1,225	33,641
		1,339,784
Consumer Discretionary 12.5%
Airbnb, Inc. - Class A (a)	209	26,381
Amazon.com, Inc. (a)	1,925	400,981
Booking Holdings Inc.	16	66,102
DoorDash, Inc. - Class A (a)	203	30,500
Marriott International, Inc. - Class A	131	42,965
MercadoLibre, Inc. (a)	25	43,487
O'Reilly Automotive, Inc. (a)	415	38,307
PDD Holdings Inc. - ADR (a)	330	33,685
Ross Stores, Inc.	160	34,711
Starbucks Corporation	564	50,540
Tesla Inc. (a)	895	332,770
		1,100,429
Consumer Staples 8.5%
Coca-Cola Europacific Partners PLC	227	20,628
Costco Wholesale Corporation	220	218,986
Keurig Dr Pepper Inc.	670	17,639
Kraft Heinz Company, The	586	13,187
Mondelez International, Inc. - Class A	634	36,544
Monster Beverage 1990 Corporation (a)	484	35,053
PepsiCo, Inc.	677	105,079
Walmart Inc.	2,420	300,732
		747,848
Health Care 5.1%
Alnylam Pharmaceuticals, Inc. (a)	65	21,673
Amgen Inc.	267	93,995
DexCom, Inc. (a)	189	11,856
GE HealthCare Technologies Inc.	227	16,190
Gilead Sciences, Inc.	614	85,518
IDEXX Laboratories, Inc. (a)	40	22,224
Insmed Incorporated (a)	106	17,334
Intuitive Surgical, Inc. (a)	176	81,073
Regeneron Pharmaceuticals, Inc.	52	39,868
Vertex Pharmaceuticals Incorporated (a)	126	56,207
		445,938
Industrials 4.2%
Automatic Data Processing, Inc.	199	40,387
Axon Enterprise, Inc. (a)	40	16,929
Cintas Corporation	198	33,462
Copart, Inc. (a)	483	16,038
CSX Corporation	922	37,843
Fastenal Company	570	26,427
Ferrovial SE	357	23,244
Honeywell International Inc.	315	71,193
Old Dominion Freight Line, Inc.	103	20,121
PACCAR Inc	261	30,184
Paychex, Inc.	177	16,274
Thomson Reuters Corporation (b)	219	19,702
Verisk Analytics, Inc.	69	13,054
		364,858
Utilities 1.5%
American Electric Power Company, Inc.	268	35,100
Constellation Energy Group, Inc.	179	49,963
Exelon Corporation	505	24,772
XCEL Energy Inc.	308	24,484
		134,319
Materials 1.3%
Linde Public Limited Company	230	113,875
Energy 0.7%
Baker Hughes Company - Class A	489	29,831
Diamondback Energy, Inc.	140	27,740
		57,571
Financials 0.2%
PayPal Holdings, Inc.	456	20,648
Real Estate 0.1%
CoStar Group, Inc. (a)	210	8,463
Total Common Stocks (cost $5,470,507)		8,745,246
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	39,432	39,432
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	33,347	33,347
Total Short Term Investments (cost $72,779)		72,779
Total Investments 100.4% (cost $5,543,286)		8,818,025
Other Derivative Instruments 0.0%		1,318
Other Assets and Liabilities, Net (0.4)%		(35,390)
Total Net Assets 100.0%		8,783,953

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	43,631	337,702	347,986	335	—	—	33,347	0.4
JNL Government Money Market Fund, 3.63% - Class SL	25,075	138,626	124,269	94	—	—	39,432	0.4
	68,706	476,328	472,255	429	—	—	72,779	0.8

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	86	June 2026	42,681	1,318	(1,548)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	8,745,246	—	—	8,745,246
Short Term Investments	72,779	—	—	72,779
	8,818,025	—	—	8,818,025
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,548)	—	—	(1,548)
	(1,548)	—	—	(1,548)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.4%
Real Estate 96.8%
Agree Realty Corporation (a)	15	1,150
Alexandria Real Estate Equities, Inc.	21	973
American Healthcare REIT, Inc.	23	1,080
American Homes 4 Rent - Class A	43	1,209
American Tower Corporation	66	11,349
Americold Realty Trust, Inc. (a)	35	405
AvalonBay Communities, Inc.	19	3,151
Brixmor Property Group Inc.	43	1,241
BXP, Inc.	20	1,056
Camden Property Trust	15	1,494
Caretrust REIT, Inc.	30	1,096
CBRE Group, Inc. - Class A (b)	42	5,680
Compass, Inc. - Class A (b)	85	619
CoStar Group, Inc. (b)	56	2,266
Cousins Properties Incorporated	22	501
Crown Castle Inc.	58	4,736
Cubesmart, L.P.	32	1,179
Digital Realty Trust, Inc.	45	8,166
EastGroup Properties, Inc.	7	1,367
EPR Properties	11	533
Equinix, Inc.	14	13,526
Equity Lifestyle Properties, Inc.	27	1,683
Equity Residential	48	2,864
Essential Properties Realty Trust, Inc.	30	898
Essex Property Trust, Inc.	9	2,093
Extra Space Storage Inc.	29	3,783
Federal Realty Investment Trust	12	1,285
First Industrial Realty Trust, Inc.	17	986
Gaming and Leisure Properties, Inc.	37	1,650
Healthcare Realty Trust Incorporated - Class A	48	818
Healthpeak OP, LLC	98	1,616
Host Hotels & Resorts, Inc.	99	1,890
Howard Hughes Holdings Inc. (b)	4	279
Independence Realty Trust, Inc. (a)	31	466
Invitation Homes Inc.	79	1,954
Iron Mountain Incorporated	42	4,250
Jones Lang LaSalle Incorporated (b)	7	2,034
Kilroy Realty Corporation (a)	15	430
Kimco Realty OP, LLC	96	2,153
Kite Realty Naperville, LLC	31	759
Lamar Advertising Company - Class A	12	1,554
Lineage, Inc. (a)	8	273
Macerich Company, The	36	673
Mid-America Apartment Communities, Inc.	17	2,006
Millrose Properties, Inc. - Class A	17	476
National Health Investors, Inc.	6	511
NNN REIT, Inc.	27	1,114
Omega Healthcare Investors, Inc.	40	1,771
Open Doors Technology Inc. - Class A (b)	130	609
Phillips Edison & Company, Inc.	17	629
ProLogis Inc.	131	17,326
Public Storage Operating Company	22	6,047
Rayonier Inc.	39	795
Realty Income Corporation	126	7,685
Regency Centers Corporation	23	1,752
Rexford Industrial Realty, Inc.	33	1,091
Ryman Hospitality Properties, Inc.	9	800
Sabra Health Care REIT, Inc.	31	587
SBA Communications Corporation - Class A	15	2,617
Simon Property Group, Inc.	46	8,542
SL Green Realty Corp. (a)	10	370
STAG Industrial, Inc.	26	949
Sun Communities, Inc.	16	1,961
Tanger Inc.	16	535
Terreno Realty Corporation	14	875
UDR, Inc.	42	1,426
Ventas, Inc.	63	5,159
VICI Properties Inc.	149	4,063
Vornado Realty Trust	23	595
W.P. Carey Inc.	31	2,082
Welltower Inc.	98	19,426
Weyerhaeuser Company	98	2,385
		191,352
Financials 2.6%
AGNC Investment Corp. (a)	156	1,561
Annaly Capital Management, Inc.	101	2,139
RITHM Capital Corp.	75	709
Starwood Property Trust, Inc. (a)	49	838
		5,247
Total Common Stocks (cost $208,205)		196,599
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 2.1%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	4,071	4,071
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	85	85
Total Short Term Investments (cost $4,156)		4,156
Total Investments 101.5% (cost $212,361)		200,755
Other Derivative Instruments 0.0%		15
Other Assets and Liabilities, Net (1.5)%		(3,013)
Total Net Assets 100.0%		197,757

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,330	9,279	10,524	9	—	—	85	—
JNL Government Money Market Fund, 3.63% - Class SL	2,006	7,912	5,847	6	—	—	4,071	2.1
	3,336	17,191	16,371	15	—	—	4,156	2.1

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	25	June 2026	1,265	15	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	196,599	—	—	196,599
Short Term Investments	4,156	—	—	4,156
	200,755	—	—	200,755
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9)	—	—	(9)
	(9)	—	—	(9)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.6%
Information Technology 32.8%
Accenture Public Limited Company - Class A	174	34,598
Adobe Inc. (a)	117	28,341
Advanced Micro Devices, Inc. (a)	465	94,613
Akamai Technologies, Inc. (a) (b)	40	4,592
Amphenol Corporation - Class A	351	44,304
Analog Devices, Inc.	141	44,894
Apple Inc.	4,180	1,060,971
Applied Materials, Inc. (b)	227	77,513
AppLovin Corporation - Class A (a)	77	30,738
Arista Networks, Inc. (a)	295	36,246
Autodesk, Inc. (a)	60	14,271
Broadcom Inc.	1,350	417,713
Cadence Design Systems, Inc. (a)	78	21,726
CDW Corp.	36	4,368
Ciena Corporation (a)	40	15,544
Cisco Systems, Inc.	1,122	87,020
Cognizant Technology Solutions Corporation - Class A (b)	137	8,433
Coherent Corp. (a) (b)	53	12,636
Corning Incorporated	221	29,991
CrowdStrike Holdings, Inc. - Class A (a)	72	28,099
Datadog, Inc. - Class A (a)	94	11,039
Dell Technologies Inc. - Class C	83	13,671
EPAM Systems, Inc. (a) (b)	16	2,226
F5, Inc. (a)	17	4,790
Fair Isaac Corporation (a) (b)	7	7,130
First Solar, Inc. (a)	30	5,992
Fortinet, Inc. (a)	179	14,624
Gartner, Inc. (a) (b)	21	3,366
Gen Digital Inc.	165	3,107
GoDaddy Inc. - Class A (a)	39	3,232
Hewlett Packard Enterprise Company	373	8,891
HP, Inc. (b)	259	4,985
Intel Corporation (a)	1,336	58,950
International Business Machines Corporation (b)	266	64,367
Intuit Inc.	79	34,369
Jabil Inc.	31	8,147
Keysight Technologies, Inc. (a) (b)	50	13,996
KLA Corporation	37	54,858
Lam Research Corporation (b)	355	75,920
Lumentum Holdings Inc. (a) (b)	20	14,257
Microchip Technology Incorporated (b)	155	10,011
Micron Technology, Inc.	320	108,269
Microsoft Corporation	2,114	782,530
Monolithic Power Systems, Inc.	14	15,246
Motorola Solutions, Inc.	47	20,467
NetApp, Inc. (b)	55	5,654
NVIDIA Corporation	6,917	1,206,332
NXP Semiconductors N.V.	70	13,830
ON Semiconductor Corporation (a) (b)	111	6,883
Oracle Corporation	481	70,756
Palantir Technologies Inc. - Class A (a)	650	95,127
Palo Alto Networks, Inc. (a) (b)	230	36,817
PTC Inc. (a)	35	4,984
Qnity Electronics, Inc.	60	6,912
Qualcomm Incorporated	304	39,148
Roper Technologies, Inc. (b)	30	10,699
Salesforce, Inc. (b)	266	49,749
SanDisk LLC (a)	42	26,754
Seagate Technology Holdings Public Limited Company	61	24,047
ServiceNow, Inc. (a) (b)	298	31,128
Skyworks Solutions, Inc. (b)	39	2,095
Super Micro Computer, Inc. (a)	144	3,288
Synopsys, Inc. (a)	54	21,558
TE Connectivity Public Limited Company	84	17,496
Teledyne Technologies Incorporated (a)	14	8,246
Teradyne, Inc.	45	13,444
Texas Instruments Incorporated	257	49,978
Trimble Inc. (a)	70	4,535
Tyler Technologies, Inc. (a) (b)	13	4,406
VeriSign, Inc.	24	5,993
Western Digital Corporation (b)	97	26,312
Workday, Inc. - Class A (a) (b)	60	7,831
Zebra Technologies Corporation - Class A (a)	14	2,872
		5,237,925
Financials 12.6%
AFLAC Incorporated	135	14,771
Allstate Corporation, The	74	15,262
American Express Company	154	46,439
American International Group, Inc.	152	11,446
Ameriprise Financial, Inc. (b)	26	11,685
AON Public Limited Company - Class A	61	19,780
Apollo Global Management, Inc. (b)	133	14,854
Arch Capital Group Ltd. (a)	102	9,746
Ares Management Corporation - Class A	60	6,539
Arthur J. Gallagher & Co.	73	15,790
Assurant, Inc.	15	3,291
Bank of America Corporation	1,892	92,216
Bank of New York Mellon Corporation, The (c)	197	23,404
Berkshire Hathaway Inc. - Class B (a)	522	250,174
BlackRock, Inc.	41	39,375
Blackstone Inc. - Class A	214	24,561
Block, Inc. - Class A (a)	160	9,612
Brown & Brown, Inc. (b)	86	5,599
Capital One Financial Corporation	178	32,503
CBOE Global Markets, Inc. (b)	29	8,185
Charles Schwab Corporation, The	476	44,714
Chubb Limited	104	34,043
Cincinnati Financial Corporation	44	6,908
Citigroup Inc.	499	56,560
Citizens Financial Group, Inc.	120	7,212
CME Group Inc. - Class A (b)	102	30,116
Coinbase Global, Inc. - Class A (a) (b)	64	11,192
Corpay Inc (a) (b)	20	5,795
Erie Indemnity Company - Class A (b)	6	1,517
Everest Group, Ltd.	13	4,105
FactSet Research Systems Inc. (b)	11	2,422
Fidelity National Information Services, Inc.	148	6,955
Fifth Third Bancorp (b)	252	11,690
Fiserv, Inc. (a)	153	8,547
Franklin Resources, Inc. (b)	77	1,830
Global Payments Inc.	69	4,659
Globe Life Inc.	23	3,174
Goldman Sachs Group, Inc., The	85	72,019
Hartford Insurance Group, Inc., The (b)	78	10,586
Huntington Bancshares Incorporated (b)	559	8,748
Interactive Brokers Group, Inc. - Class A	131	8,768
Intercontinental Exchange, Inc.	162	25,485
Invesco Ltd. (b)	129	3,126
Jack Henry & Associates, Inc. (b)	20	3,166
JPMorgan Chase & Co.	768	225,935
KeyCorp	269	5,399
KKR & Co. Inc. - Class A	195	18,017
Loews Corporation (b)	48	5,107
M&T Bank Corporation (b)	44	9,026
Marsh & Mclennan Companies, Inc.	137	23,741
MasterCard Incorporated - Class A	232	115,776
MetLife, Inc.	155	10,978
Moody's Corporation	43	18,841
Morgan Stanley	342	56,361
MSCI Inc. - Class A (b)	21	11,243
Nasdaq, Inc. (b)	128	10,833
Northern Trust Corporation	51	7,176
PayPal Holdings, Inc.	261	11,797
Principal Financial Group, Inc. (b)	59	5,326
Progressive Corporation, The	166	32,883
Prudential Financial, Inc. (b)	97	9,497
Raymond James Financial, Inc. (b)	51	7,338
Regions Financial Corporation (b)	256	6,696
Robinhood Markets, Inc. - Class A (a)	224	15,540
S&P Global Inc.	87	37,045
State Street Corporation	79	9,942
Synchrony Financial	100	6,784
T. Rowe Price Group, Inc. (b)	61	5,541

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.	114	23,756
Travelers Companies, Inc., The	62	17,988
Truist Financial Corporation	360	16,532
U.S. Bancorp	443	23,065
Visa Inc. - Class A (b)	478	144,565
W. R. Berkley Corporation (b)	87	5,757
Wells Fargo & Company	882	70,185
Willis Towers Watson Public Limited Company (b)	27	7,881
		2,005,120
Communication Services 10.3%
Alphabet Inc. - Class A	1,659	477,103
Alphabet Inc. - Class C	1,330	381,443
AT&T Inc.	1,994	57,793
Comcast Corporation - Class A	1,020	29,294
EchoStar Corporation - Class A (a) (b)	38	4,457
Electronic Arts Inc. (b)	65	13,286
Former Charter Communications Parent, Inc. - Class A (a) (b)	26	5,573
Fox Corporation - Class A (b)	66	3,849
Fox Corporation - Class B	36	1,889
Live Nation Entertainment, Inc. (a) (b)	44	6,704
Meta Platforms, Inc. - Class A	623	356,216
Netflix, Inc. (a)	1,202	115,561
News Corporation - Class A	103	2,572
News Corporation - Class B (b)	38	1,074
Omnicom Group Inc. (b)	89	6,721
Paramount Skydance Corporation - Class B (b)	93	842
Take-Two Interactive Software, Inc. (a)	49	9,660
TKO Group Holdings Inc. - Class A (b)	18	3,656
T-Mobile US, Inc.	135	28,283
Trade Desk, Inc., The - Class A (a)	118	2,686
Verizon Communications Inc.	1,200	60,248
Walt Disney Company, The	505	48,628
Warner Bros. Discovery, Inc. - Series A (a)	701	19,254
		1,636,792
Consumer Discretionary 9.8%
Airbnb, Inc. - Class A (a)	120	15,215
Amazon.com, Inc. (a)	2,781	579,164
Aptiv PLC (a)	60	4,171
AutoZone, Inc. (a)	5	15,845
Best Buy Co., Inc.	56	3,595
Booking Holdings Inc.	9	38,609
Carnival Corporation	325	8,421
Carvana Co. - Class A (a) (b)	40	12,596
Chipotle Mexican Grill, Inc. (a)	379	12,137
D.R. Horton, Inc.	78	10,733
Darden Restaurants, Inc. (b)	33	6,476
Deckers Outdoor Corporation (a)	39	3,876
Domino's Pizza, Inc. (b)	9	3,113
DoorDash, Inc. - Class A (a)	106	15,944
eBay Inc.	130	11,838
Expedia Group, Inc. (b)	33	7,735
Ford Motor Company	1,099	12,682
Garmin Ltd.	47	10,964
General Motors Company	259	19,277
Genuine Parts Company	39	4,074
Hasbro, Inc. (b)	39	3,625
Hilton Worldwide Holdings Inc. (b)	66	19,940
Home Depot, Inc., The	283	93,215
Las Vegas Sands Corp.	83	4,486
Lennar Corporation - Class A (b)	63	5,512
Lowe`s Companies, Inc. (b)	160	37,848
Lululemon Athletica Inc. (a)	30	4,640
Marriott International, Inc. - Class A	62	20,443
McDonald's Corporation	202	62,928
MGM Resorts International (a)	52	1,932
Nike, Inc. - Class B (b)	334	17,655
Norwegian Cruise Line Holdings Ltd. (a) (b)	123	2,301
NVR, Inc. (a)	1	5,199
O'Reilly Automotive, Inc. (a)	239	22,107
Pool Corporation (b)	10	1,964
PulteGroup, Inc. (b)	52	6,143
Ralph Lauren Corporation - Class A	11	3,707
Ross Stores, Inc. (b)	92	19,973
Royal Caribbean Cruises Ltd. (b)	72	19,705
Starbucks Corporation (b)	322	28,891
Tapestry, Inc. (b)	56	7,907
Tesla Inc. (a)	800	297,587
TJX Companies, Inc., The	316	50,474
Tractor Supply Company (b)	152	6,899
Ulta Beauty, Inc. (a)	12	6,526
Williams-Sonoma, Inc.	34	6,276
Wynn Resorts, Limited (b)	26	2,625
Yum! Brands, Inc.	79	12,292
		1,569,265
Health Care 9.4%
Abbott Laboratories	496	50,893
AbbVie Inc.	504	109,607
Agilent Technologies, Inc. (b)	81	9,255
Align Technology, Inc. (a) (b)	20	3,399
Amgen Inc.	153	53,764
Baxter International Inc. (b)	140	2,353
Becton, Dickinson and Company	80	12,570
Biogen Inc. (a)	41	7,502
Bio-Techne Corporation (b)	46	2,398
Boston Scientific Corporation (a)	421	26,425
Bristol-Myers Squibb Company (b)	583	35,352
Cardinal Health, Inc.	67	14,161
Cencora, Inc. (b)	55	17,385
Centene Corporation (a)	137	4,501
Charles River Laboratories International, Inc. (a) (b)	14	2,418
Cigna Group, The (b)	74	19,763
Cooper Companies, Inc., The (a)	58	4,151
CVS Health Corporation	361	25,921
Danaher Corporation	179	33,905
Davita Inc. (a) (b)	11	1,731
DexCom, Inc. (a)	111	6,967
Edwards Lifesciences Corporation (a)	165	13,243
Elevance Health, Inc.	63	18,342
Eli Lilly and Company	226	208,294
GE HealthCare Technologies Inc.	132	9,366
Gilead Sciences, Inc.	353	49,184
HCA Healthcare, Inc.	44	20,994
Henry Schein, Inc. (a) (b)	28	2,074
Hologic, Inc. (a)	61	4,646
Humana Inc.	36	6,208
IDEXX Laboratories, Inc. (a)	23	12,745
Incyte Corporation (a) (b)	49	4,588
Insulet Corporation (a)	19	4,061
Intuitive Surgical, Inc. (a)	101	46,626
IQVIA Holdings Inc (a)	47	7,993
Johnson & Johnson	686	167,640
Labcorp Holdings Inc.	24	6,327
McKesson Corporation	35	30,083
Medtronic, Inc.	364	31,511
Merck & Co., Inc.	706	84,917
Mettler-Toledo International Inc. (a)	6	7,130
Moderna, Inc. (a) (b)	102	5,203
Pfizer Inc.	1,614	45,321
Quest Diagnostics Incorporated	32	6,232
Regeneron Pharmaceuticals, Inc.	29	22,183
ResMed Inc. (b)	41	9,242
Revvity, Inc. (b)	29	2,546
Solventum Corporation (a) (b)	44	2,866
Steris Public Limited Company	28	6,203
Stryker Corporation (b)	98	32,084
Thermo Fisher Scientific Inc.	107	52,480
UnitedHealth Group Incorporated	258	69,764
Universal Health Services, Inc. - Class B	15	2,679
Vertex Pharmaceuticals Incorporated (a)	72	32,169
Viatris Inc.	336	4,541
Waters Corporation (a)	28	8,317
West Pharmaceutical Services, Inc.	21	5,165
Zimmer Biomet Holdings, Inc. (b)	59	5,307
Zoetis Inc. - Class A	120	14,131
		1,506,826
Industrials 9.0%
3M Company	148	21,531

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
A. O. Smith Corporation (b)	32	2,116
Allegion Public Limited Company (b)	25	3,618
AMETEK, Inc.	65	14,020
Automatic Data Processing, Inc.	114	23,196
Axon Enterprise, Inc. (a) (b)	22	9,519
Boeing Company, The (a)	222	44,287
Broadridge Financial Solutions, Inc.	33	5,329
Builders FirstSource, Inc. (a) (b)	30	2,497
C.H. Robinson Worldwide, Inc. (b)	33	5,465
Carrier Global Corporation	224	12,593
Caterpillar Inc.	133	93,927
Cintas Corporation	97	16,330
Comfort Systems USA, Inc.	10	13,644
Copart, Inc. (a)	255	8,457
CSX Corporation	525	21,537
Cummins Inc.	40	21,380
Deere & Company (b)	72	40,515
Delta Air Lines, Inc.	183	12,193
Dover Corporation	39	8,089
Eaton Corporation Public Limited Company	110	39,377
EMCOR Group, Inc.	13	9,426
Emerson Electric Co. (b)	161	21,141
Equifax Inc.	34	6,147
Expeditors International of Washington, Inc. - Class A	37	5,248
Fastenal Company (b)	325	15,083
FedEx Corporation	61	21,813
Fortive Corporation (b)	87	4,800
GE Vernova Inc.	77	67,011
Generac Holdings Inc. (a)	16	3,187
General Dynamics Corporation	72	24,741
General Electric Company	299	84,761
Honeywell International Inc.	181	40,835
Howmet Aerospace Inc.	114	26,250
Hubbell Incorporated	15	7,279
Huntington Ingalls Industries, Inc. (b)	12	4,399
IDEX Corporation	20	3,833
Illinois Tool Works Inc. (b)	75	19,453
Ingersoll Rand Inc. (b)	101	8,095
J.B. Hunt Transport Services, Inc.	21	4,403
Jacobs Solutions Inc.	33	4,254
Johnson Controls International Public Limited Company	174	22,838
L3Harris Technologies, Inc.	53	18,364
Leidos Holdings, Inc.	36	5,576
Lennox International Inc. (b)	9	4,173
Lockheed Martin Corporation	58	34,966
Masco Corporation (b)	61	3,669
Nordson Corporation	15	3,933
Norfolk Southern Corporation	64	18,455
Northrop Grumman Corporation	38	25,825
Old Dominion Freight Line, Inc. (b)	53	10,263
Otis Worldwide Corporation	112	8,652
PACCAR Inc	152	17,532
Parker-Hannifin Corporation	36	31,946
Paychex, Inc. (b)	92	8,509
Pentair Public Limited Company	48	4,203
Quanta Services, Inc.	42	23,335
Republic Services, Inc.	57	12,594
Rockwell Automation, Inc.	32	11,474
Rollins, Inc. (b)	81	4,302
RTX Corporation	381	73,559
Snap-on Incorporated (b)	14	5,260
Southwest Airlines Co. (b)	139	5,210
Stanley Black & Decker, Inc. (b)	45	3,192
Textron Inc. (b)	49	4,287
Trane Technologies Public Limited Company	63	26,230
TransDigm Group Incorporated	16	18,693
Uber Technologies, Inc. (a)	586	42,132
Union Pacific Corporation (b)	170	41,166
United Airlines Holdings, Inc. (a) (b)	94	8,619
United Parcel Service, Inc. - Class B	210	20,701
United Rentals, Inc.	18	13,086
Veralto Corporation	73	6,466
Verisk Analytics, Inc. (b)	40	7,608
Vertiv Holdings Co - Class A (b)	109	27,194
W.W. Grainger, Inc. (b)	12	13,473
Waste Management, Inc.	105	24,066
Westinghouse Air Brake Technologies Corporation	50	12,426
Xylem Inc.	71	8,431
		1,434,187
Consumer Staples 5.2%
Altria Group, Inc.	480	31,648
Archer-Daniels-Midland Company	136	9,876
Brown-Forman Corporation - Class B (b)	54	1,424
Bunge Global S.A.	38	4,840
Campbell's Company, The (b)	64	1,427
Church & Dwight Co., Inc.	67	6,279
Clorox Company, The	34	3,500
Coca-Cola Company, The	1,104	83,934
Colgate-Palmolive Company	230	19,626
Conagra Brands, Inc.	121	1,896
Constellation Brands, Inc. - Class A (b)	41	6,091
Costco Wholesale Corporation	126	125,932
Dollar General Corporation	62	7,308
Dollar Tree, Inc. (a) (b)	51	5,634
Estee Lauder Companies Inc., The - Class A	71	5,069
General Mills, Inc. (b)	147	5,472
Hershey Company, The	42	8,775
Hormel Foods Corporation (b)	80	1,804
J. M. Smucker Company, The	31	2,959
Kenvue Inc.	546	9,418
Keurig Dr Pepper Inc. (b)	385	10,126
Kimberly-Clark Corporation (b)	94	9,039
Kraft Heinz Company, The (b)	246	5,536
Kroger Co., The	175	12,670
McCormick & Company, Incorporated	73	3,686
Molson Coors Beverage Company - Class B (b)	48	2,048
Mondelez International, Inc. - Class A (b)	368	21,205
Monster Beverage 1990 Corporation (a)	204	14,757
PepsiCo, Inc.	390	60,597
Philip Morris International Inc.	443	73,200
Procter & Gamble Company, The	661	95,530
Sysco Corporation	135	9,604
Target Corporation	130	15,716
Tyson Foods, Inc. - Class A	80	5,103
Walmart Inc.	1,246	154,901
		836,630
Energy 4.0%
Apa Corp. (b)	101	4,269
Baker Hughes Company - Class A	278	16,954
Chevron Corporation	535	110,766
ConocoPhillips	349	46,131
Coterra Energy Inc.	223	7,852
Devon Energy Corporation (b)	176	8,846
Diamondback Energy, Inc.	53	10,430
EOG Resources, Inc. (b)	154	22,231
EQT Corporation	174	11,046
Expand Energy Corporation	67	7,374
Exxon Mobil Corporation	1,192	202,236
Halliburton Company	242	9,428
Kinder Morgan, Inc.	557	18,692
Marathon Petroleum Corporation	84	20,585
Occidental Petroleum Corporation	201	13,089
ONEOK, Inc. (b)	180	16,271
Phillips 66 (b)	114	20,764
SLB Limited	427	21,940
Targa Resources Corp.	60	15,008
Texas Pacific Land Corporation (b)	16	7,763
Valero Energy Corporation	86	21,306
Williams Companies, Inc., The	351	25,560
		638,541
Utilities 2.5%
AES Corporation, The (b)	216	3,040
Alliant Energy Corporation (b)	75	5,363
Ameren Corporation (b)	79	8,677
American Electric Power Company, Inc.	152	19,898
American Water Works Company, Inc. (b)	54	7,350
Atmos Energy Corporation	44	8,185

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc. (b)	183	7,899
CMS Energy Corporation (b)	88	6,832
Consolidated Edison, Inc.	103	11,662
Constellation Energy Group, Inc.	89	24,815
Dominion Energy, Inc. (b)	242	14,956
DTE Energy Company (b)	58	8,503
Duke Energy Corporation	222	29,058
Edison International (b)	110	8,084
Entergy Corporation (b)	130	14,563
Evergy, Inc.	67	5,505
Eversource Energy	104	7,219
Exelon Corporation (b)	292	14,304
FirstEnergy Corp. (b)	149	7,528
NextEra Energy, Inc.	592	55,006
NiSource Inc. (b)	137	6,411
NRG Energy, Inc.	62	9,009
PG&E Corporation	615	10,798
Pinnacle West Capital Corporation (b)	35	3,528
PPL Corporation (b)	213	8,133
Public Service Enterprise Group Incorporated	141	11,389
Sempra	184	17,898
The Southern Company	315	30,444
Vistra Corp.	89	13,416
WEC Energy Group Inc. (b)	94	10,903
XCEL Energy Inc. (b)	172	13,641
		404,017
Materials 2.1%
Air Products and Chemicals, Inc.	63	18,342
Albemarle Corporation	35	6,206
Amcor Pty Ltd. (b)	135	5,359
Avery Dennison Corporation	23	4,028
Ball Corporation (b)	76	4,488
CF Industries Holdings, Inc.	44	5,727
Corteva, Inc. (b)	191	16,001
CRH Public Limited Company (b)	190	20,021
Dow Inc.	209	8,696
DuPont de Nemours, Inc.	118	5,403
Ecolab Inc.	72	19,241
Freeport-McMoRan Inc.	405	23,814
International Flavors & Fragrances Inc. (b)	72	5,250
International Paper Company (b)	150	5,338
Linde Public Limited Company	133	65,696
LyondellBasell Industries N.V. - Class A (b)	73	5,844
Martin Marietta Materials, Inc. (b)	17	10,010
Mosaic Company, The	92	2,342
Newmont Corporation (b)	311	33,639
Nucor Corporation (b)	66	11,230
Packaging Corporation of America	26	5,426
PPG Industries, Inc. (b)	66	7,078
Sherwin-Williams Company, The	65	20,985
Smurfit Westrock Public Limited Company (b)	151	6,004
Steel Dynamics, Inc. (b)	38	6,795
Vulcan Materials Company	38	10,224
		333,187
Real Estate 1.9%
Alexandria Real Estate Equities, Inc. (b)	45	2,083
American Tower Corporation	135	23,262
AvalonBay Communities, Inc. (b)	41	6,691
BXP, Inc. (b)	40	2,077
Camden Property Trust (b)	30	2,920
CBRE Group, Inc. - Class A (a)	81	11,037
CoStar Group, Inc. (a) (b)	118	4,777
Crown Castle Inc. (b)	126	10,242
Digital Realty Trust, Inc.	92	16,651
Equinix, Inc.	28	27,568
Equity Residential (b)	95	5,624
Essex Property Trust, Inc. (b)	18	4,333
Extra Space Storage Inc. (b)	62	8,186
Federal Realty Investment Trust	21	2,255
Healthpeak OP, LLC (b)	207	3,400
Host Hotels & Resorts, Inc.	178	3,415
Invitation Homes Inc.	155	3,841
Iron Mountain Incorporated	83	8,527
Kimco Realty OP, LLC	200	4,486
Mid-America Apartment Communities, Inc.	33	3,992
ProLogis Inc.	263	34,789
Public Storage Operating Company (b)	45	12,199
Realty Income Corporation (b)	259	15,860
Regency Centers Corporation (b)	47	3,531
SBA Communications Corporation - Class A	31	5,270
Simon Property Group, Inc.	91	17,039
UDR, Inc. (b)	92	3,096
Ventas, Inc. (b)	135	11,067
VICI Properties Inc.	299	8,162
Welltower Inc.	199	39,255
Weyerhaeuser Company	202	4,943
		310,578
Total Common Stocks (cost $6,240,135)		15,913,068
SHORT TERM INVESTMENTS 5.5%
Securities Lending Collateral 5.1%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	119,183	119,183
Repurchase Agreement with BNS, 3.99% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,731) acquired on 3/31/2026, due 7/6/2026 at $404,300	400,000	400,000
Repurchase Agreement with CIT, 4.05% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $306,003) acquired on 3/31/2026, due 7/1/2026 at $303,105	300,000	300,000
		819,183
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	53,356	53,356
Total Short Term Investments (cost $872,539)		872,539
Total Investments 105.1% (cost $7,112,674)		16,785,607
Other Derivative Instruments 0.0%		2,120
Other Assets and Liabilities, Net (5.1)%		(813,829)
Total Net Assets 100.0%		15,973,898

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	23,749	—	875	106	619	(89)	23,404	0.2
JNL Government Money Market Fund, 3.53% - Class I	73,368	338,885	358,897	655	—	—	53,356	0.3
JNL Government Money Market Fund, 3.63% - Class SL	139,193	1,432,006	1,452,016	734	—	—	119,183	0.7
	236,310	1,770,891	1,811,788	1,495	619	(89)	195,943	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	221	June 2026	74,270	2,120	(1,663)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	15,913,068	—	—	15,913,068
Short Term Investments	172,539	700,000	—	872,539
	16,085,607	700,000	—	16,785,607
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,663)	—	—	(1,663)
	(1,663)	—	—	(1,663)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.3%
Information Technology 31.1%
Accenture Public Limited Company - Class A	45	8,896
ACI Worldwide, Inc. (a)	9	355
Adobe Inc. (a)	30	7,272
Advanced Energy Industries, Inc.	3	926
Advanced Micro Devices, Inc. (a)	119	24,129
Akamai Technologies, Inc. (a)	10	1,172
Allegro Microsystems Inc. (a)	10	311
Amkor Technology, Inc.	8	369
Amphenol Corporation - Class A	89	11,226
Analog Devices, Inc.	36	11,350
AppFolio, Inc. - Class A (a)	2	237
Apple Inc.	1,069	271,334
Applied Digital Corporation (a) (b)	19	449
Applied Materials, Inc.	58	19,753
AppLovin Corporation - Class A (a)	15	6,150
Arista Networks, Inc. (a)	75	9,192
Arrow Electronics, Inc. (a)	3	486
Astera Labs, Inc. (a)	10	1,145
Atlassian Corporation - Class A (a)	12	846
Aurora Innovations Inc. - Class A (a) (b)	73	302
Autodesk, Inc. (a)	15	3,698
Avnet, Inc.	6	367
Badger Meter, Inc.	2	351
Belden Inc.	3	306
Bentley Systems, Incorporated - Class B	11	379
Bill Holdings, Inc. (a) (b)	5	207
Bitmine Immersion Technologies, Inc. (b)	33	647
Box, Inc. - Class A (a)	11	271
Broadcom Inc.	339	104,941
Cadence Design Systems, Inc. (a)	20	5,539
Calix, Inc. (a)	4	179
CCC Intelligent Solutions Holdings Inc. (a) (b)	36	214
CDW Corp.	9	1,123
Ciena Corporation (a)	10	4,014
Cipher Mining Inc. (a)	24	313
Circle Internet Group, Inc. - Class A (a)	3	306
Cirrus Logic, Inc. (a)	4	572
Cisco Systems, Inc.	288	22,336
Cleanspark Inc. (a) (b)	20	168
Clearwater Analytics Holdings, Inc. - Class A (a)	19	454
Cloudflare, Inc. - Class A (a)	23	4,669
Cognex Corporation	11	555
Cognizant Technology Solutions Corporation - Class A	36	2,203
Coherent Corp. (a)	13	3,079
CommVault Systems, Inc. (a)	3	238
Coreweave, Inc. - Class A (a)	18	1,391
Corning Incorporated	55	7,457
Credo Technology Group Holding Ltd. (a)	12	1,081
CrowdStrike Holdings, Inc. - Class A (a)	18	6,906
Datadog, Inc. - Class A (a)	23	2,674
Dell Technologies Inc. - Class C	22	3,601
DocuSign, Inc. (a)	15	733
Dolby Laboratories, Inc. - Class A	5	278
Dropbox, Inc. - Class A (a)	14	311
D-Wave Quantum Inc. (a) (b)	25	363
Dynatrace, Inc. (a)	22	816
Elastic N.V. (a)	6	298
Enphase Energy, Inc. (a)	10	372
Entegris, Inc.	11	1,277
EPAM Systems, Inc. (a)	4	560
F5, Inc. (a)	4	1,171
Fabrinet (a)	3	1,362
Fair Isaac Corporation (a)	2	1,816
First Solar, Inc. (a)	7	1,458
Flex Ltd. (a)	25	1,662
Fortinet, Inc. (a)	45	3,692
Gartner, Inc. (a)	5	748
Gen Digital Inc.	38	708
GitLab Inc. - Class A (a)	11	229
GoDaddy Inc. - Class A (a)	10	795
Guidewire Software, Inc. (a)	6	874
Hewlett Packard Enterprise Company	95	2,256
HP, Inc.	69	1,324
HubSpot, Inc. (a)	4	896
Hut 8 Corp. (a)	7	327
Intel Corporation (a)	316	13,942
InterDigital, Inc.	2	557
International Business Machines Corporation	68	16,499
Intuit Inc.	20	8,588
ionQ, Inc. (a) (b)	27	771
Itron, Inc. (a)	3	270
Jabil Inc.	7	1,906
JFROG Ltd. (a)	7	311
Keysight Technologies, Inc. (a)	13	3,555
KLA Corporation	10	14,047
Kyndryl Holdings, Inc. (a)	16	208
Lam Research Corporation	91	19,526
Lattice Semiconductor Corporation (a)	10	963
Life360, Inc. (a) (b)	5	224
Littelfuse, Inc.	2	552
Lumentum Holdings Inc. (a) (b)	5	3,673
MACOM Technology Solutions Holdings, Inc. (a)	5	1,043
Manhattan Associates, Inc. (a)	5	616
Mara Holdings, Inc. (a) (b)	27	221
Marvell Technology, Inc.	63	6,288
Microchip Technology Incorporated	39	2,546
Micron Technology, Inc.	82	27,690
Microsoft Corporation	541	200,373
Mirion Technologies (US), Inc. - Class A (a)	18	333
MKS Inc.	4	867
MongoDB, Inc. - Class A (a)	6	1,397
Monolithic Power Systems, Inc.	3	3,576
Motorola Solutions, Inc.	12	5,315
NetApp, Inc.	14	1,458
Novanta Inc. (a)	2	287
Nutanix, Inc. - Class A (a)	20	746
NVIDIA Corporation	1,708	297,868
NXP Semiconductors N.V.	18	3,450
Okta, Inc. - Class A (a)	12	928
ON Semiconductor Corporation (a)	29	1,802
Onto Innovation Inc. (a)	4	750
Oracle Corporation	124	18,204
OSI Systems, Inc. (a)	1	308
Palantir Technologies Inc. - Class A (a)	161	23,550
Palo Alto Networks, Inc. (a)	58	9,359
Pegasystems Inc.	7	304
Plexus Corp. (a)	1	303
Procore Technologies, Inc. (a)	8	458
PTC Inc. (a)	9	1,283
Pure Storage, Inc. - Class A (a)	23	1,360
Q2 Holdings, Inc. (a)	4	212
Qnity Electronics, Inc.	15	1,779
Qorvo, Inc. (a)	7	513
Qualcomm Incorporated	78	10,063
Qualys, Inc. (a)	3	255
Ralliant Corporation	7	285
Rambus Inc. (a)	8	667
Rigetti Computing, Inc. (a)	22	308
Roper Technologies, Inc.	8	2,706
Rubrik, Inc. - Class A (a)	10	502
SailPoint, Inc. (a) (b)	6	81
Salesforce, Inc.	66	12,371
Samsara Inc. - Class A (a)	23	735
SanDisk LLC (a)	10	6,495
Sanmina Corporation (a)	3	412
Seagate Technology Holdings Public Limited Company	16	6,409
SentinelOne, Inc. - Class A (a)	25	319
ServiceNow, Inc. (a)	77	7,999
ServiceTitan, Inc. - Class A (a)	4	241
Silicon Laboratories Inc. (a)	2	495
Sitime Corporation (a)	2	554
Skyworks Solutions, Inc.	10	543
Snowflake Inc. - Class A (a)	24	3,625
Soundhound AI, Inc. - Class A (a) (b)	30	203

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Strategy Inc - Class A (a) (b)	23	2,846
Super Micro Computer, Inc. (a)	38	865
Synopsys, Inc. (a)	14	5,535
TD SYNNEX Corporation	5	871
TE Connectivity Public Limited Company	21	4,439
Teledyne Technologies Incorporated (a)	3	2,068
Tenable Holdings, Inc. (a)	11	185
Teradyne, Inc.	12	3,425
TeraWulf Inc. (a) (b)	23	331
Texas Instruments Incorporated	66	12,851
Trimble Inc. (a)	18	1,171
TTM Technologies, Inc. (a)	7	646
Twilio Inc. - Class A (a)	11	1,362
Tyler Technologies, Inc. (a)	3	1,090
Uipath, Inc. - Class A (a)	25	274
Unity Software Inc. (a)	25	549
Universal Display Corporation	4	347
Varonis Systems, Inc. (a)	11	228
VeriSign, Inc.	6	1,469
Via Transportation, Inc. - Class A (a)	3	48
ViaSat, Inc. (a)	7	341
Vontier Corporation	10	367
Western Digital Corporation	25	6,694
Workday, Inc. - Class A (a)	15	1,964
Workiva Inc. - Class A (a)	4	244
Zebra Technologies Corporation - Class A (a)	4	798
Zoom Communications, Inc. - Class A (a)	18	1,415
Zscaler, Inc. (a)	7	974
		1,389,909
Financials 12.6%
Affiliated Managers Group, Inc.	2	593
Affirm Holdings, Inc. - Class A (a)	20	912
AFLAC Incorporated	34	3,774
AGNC Investment Corp. (b)	82	822
Allstate Corporation, The	19	3,961
Ally Financial Inc.	20	800
American Express Company	39	11,851
American Financial Group, Inc.	5	655
American International Group, Inc.	39	2,938
Ameriprise Financial, Inc.	7	2,985
Ameris Bancorp	4	307
Annaly Capital Management, Inc.	49	1,039
AON Public Limited Company - Class A	16	5,058
Apollo Global Management, Inc.	30	3,365
Arch Capital Group Ltd. (a)	25	2,439
Ares Management Corporation - Class A	15	1,592
Arthur J. Gallagher & Co.	19	4,016
Associated Banc-Corp	10	266
Assurant, Inc.	4	798
Assured Guaranty Ltd.	3	247
Atlantic Union Bank	8	297
AXIS Capital Holdings Limited	6	563
Axos Financial, Inc. (a)	4	320
BancFirst Corporation	1	137
Bank of America Corporation	481	23,452
Bank of New York Mellon Corporation, The (c)	50	5,894
Bank OZK	8	348
Berkshire Hathaway Inc. - Class B (a)	134	64,257
BlackRock, Inc.	10	9,717
Blackstone Inc. - Class A	54	6,243
Block, Inc. - Class A (a)	40	2,423
Blue Owl Capital Inc. - Class A (b)	48	440
BOK Financial Corporation	1	171
Brown & Brown, Inc.	20	1,298
Capital One Financial Corporation	45	8,297
Carlyle Group Inc., The	16	772
Charles Schwab Corporation, The	121	11,395
Chubb Limited	27	8,696
Cincinnati Financial Corporation	11	1,803
Citigroup Inc.	127	14,447
Citizens Financial Group, Inc.	32	1,896
CME Group Inc. - Class A	26	7,737
CNO Financial Group, Inc.	8	333
Cohen & Steers, Inc.	1	57
Coinbase Global, Inc. - Class A (a)	16	2,854
Columbia Banking System, Inc.	19	523
Commerce Bancshares, Inc.	10	479
Corebridge Financial, Inc.	17	406
Corpay Inc (a)	5	1,467
Credit Acceptance Corporation (a) (b)	—	111
Cullen/Frost Bankers, Inc.	4	554
East West Bancorp, Inc.	10	1,043
Equitable Holdings, Inc.	20	749
Erie Indemnity Company - Class A	2	449
Essent Group Ltd.	7	393
Evercore Inc. - Class A	3	776
Everest Group, Ltd.	3	948
F&G Annuities & Life, Inc.	1	30
F.N.B. Corporation	24	396
FactSet Research Systems Inc.	3	593
Federated Hermes, Inc. - Class B	7	389
Fidelity National Financial, Inc. - Class A	20	918
Fidelity National Information Services, Inc.	38	1,787
Fifth Third Bancorp	64	2,990
Figure Technology Solutions, Inc. - Class A (a)	3	85
First American Financial Corporation	7	428
First Citizens BancShares, Inc. - Class A	1	1,180
First Financial Bankshares, Inc.	6	191
First Horizon Corporation	37	835
FirstCash, Inc.	3	506
Fiserv, Inc. (a)	40	2,211
Flagstar Bank, National Association	23	306
Franklin Resources, Inc. (b)	20	468
Freedom Holding Corp. (a) (b)	1	147
Galaxy Digital Inc. - Class A (a)	13	245
Glacier Bancorp, Inc.	10	434
Global Payments Inc.	18	1,187
Globe Life Inc.	6	857
Goldman Sachs Group, Inc., The	22	18,545
Hamilton Lane Incorporated - Class A	3	277
Hancock Whitney Corporation	6	366
Hanover Insurance Group Inc, The	2	377
Hartford Insurance Group, Inc., The	20	2,683
Home BancShares, Inc.	15	408
Houlihan Lokey, Inc. - Class A	4	624
Huntington Bancshares Incorporated	147	2,308
Independence Holdings, LLC	10	529
Interactive Brokers Group, Inc. - Class A	31	2,099
Intercontinental Exchange, Inc.	42	6,612
International Bancshares Corporation	5	313
Invesco Ltd.	25	617
Jack Henry & Associates, Inc.	5	829
Jackson Financial Inc. - Class A (c)	5	539
Janus Henderson Group PLC	8	391
Jefferies Financial Group Inc.	11	454
JPMorgan Chase & Co.	196	57,775
KeyCorp	69	1,392
Kinsale Capital Group, Inc.	2	592
KKR & Co. Inc. - Class A	49	4,505
Lazard, Inc.	7	307
Lemonade, Inc. (a)	4	247
Lincoln National Corporation	14	484
Loews Corporation	13	1,400
LPL Financial Holdings Inc.	6	1,750
M&T Bank Corporation	11	2,355
Markel Group Inc. (a)	1	1,600
MarketAxess Holdings Inc.	3	432
Marsh & Mclennan Companies, Inc.	35	6,130
MasterCard Incorporated - Class A	59	29,584
Mercury General Corporation	2	136
MetLife, Inc.	40	2,861
MGIC Investment Corporation	14	362
Moelis & Company - Class A	5	265
Moody's Corporation	11	4,950
Morgan Stanley	88	14,482
Morningstar, Inc.	2	295
MSCI Inc. - Class A	5	2,788
Nasdaq, Inc.	28	2,367
Northern Trust Corporation	14	1,918

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Old National Bancorp	22	496
Old Republic International Corporation	17	679
PayPal Holdings, Inc.	68	3,065
PennyMac Financial Services, Inc.	3	232
Pinnacle Financial Partners, Inc.	11	914
Piper Sandler Companies	5	379
PJT Partners Inc. - Class A	1	188
Popular, Inc.	5	607
Primerica, Inc.	2	610
Principal Financial Group, Inc.	17	1,495
Progressive Corporation, The	43	8,445
Prosperity Bancshares, Inc.	7	443
Prudential Financial, Inc.	26	2,556
Radian Group Inc.	8	277
Raymond James Financial, Inc.	13	1,831
Regions Financial Corporation	65	1,686
Reinsurance Group of America, Incorporated	5	1,000
RenaissanceRe Holdings Ltd.	3	952
RITHM Capital Corp.	43	403
RLI Corp.	7	384
Robinhood Markets, Inc. - Class A (a)	55	3,801
Rocket Companies, Inc. - Class A	66	941
Ryan Specialty Group Holdings, Inc. - Class A	7	240
S&P Global Inc.	22	9,313
SEI Investments Company	8	595
Selective Insurance Group, Inc.	5	361
ServisFirst Bancshares, Inc.	4	281
Shift4 Payments, LLC - Class A (a) (b)	5	234
SLM Corporation	13	271
SoFi Technologies, Inc. (a)	93	1,479
Southstate Bank Corporation	7	610
Starwood Property Trust, Inc. (b)	27	468
State Street Corporation	21	2,619
StepStone Group Inc. - Class A	6	264
Stifel Financial Corp.	12	852
StoneX Group Inc. (a)	4	353
Synchrony Financial	25	1,707
T. Rowe Price Group, Inc.	16	1,406
Texas Capital Bancshares, Inc. (a)	3	275
TFS Financial Corporation	8	110
The PNC Financial Services Group, Inc.	30	6,163
Toast, Inc. - Class A (a)	37	983
TPG Inc. - Class A	8	326
Tradeweb Markets Inc. - Class A	8	999
Travelers Companies, Inc., The	16	4,608
Truist Financial Corporation	93	4,270
U.S. Bancorp	113	5,868
UMB Financial Corporation	5	611
United Bankshares, Inc.	11	467
United Community Banks, Inc.	8	247
Unum Group	11	823
Upstart Holdings, Inc. (a) (b)	5	126
Valley National Bancorp	29	361
Victory Capital Holdings, Inc. - Class A	4	244
Visa Inc. - Class A	123	37,038
Voya Financial, Inc.	7	465
W. R. Berkley Corporation	22	1,447
Webster Financial Corporation	13	874
Wells Fargo & Company	225	17,947
Western Alliance Bancorporation	9	626
Wex, Inc. (a)	2	362
White Mountains Insurance Group Ltd.	—	321
Willis Towers Watson Public Limited Company	7	1,952
Wintrust Financial Corporation	5	642
Zions Bancorporation, National Association	9	516
		564,402
Industrials 10.1%
3M Company	39	5,610
A. O. Smith Corporation	8	507
AAON, Inc.	4	370
Acuity Brands, Inc.	2	624
Advanced Drainage Systems, Inc.	5	713
AECOM	9	779
AeroVironment, Inc. (a)	3	478
AGCO Corporation	5	552
Air Lease Corporation - Class A	6	388
Alaska Air Group, Inc. (a)	9	340
Allegion Public Limited Company	6	884
Allison Systems, Inc.	6	689
Amentum Holdings, Inc. (a)	10	262
American Airlines Group Inc. (a)	48	519
AMETEK, Inc.	17	3,537
API Group Corporation (a)	27	1,082
Applied Industrial Technologies, Inc.	3	746
Archer Aviation Inc. - Class A (a) (b)	38	197
Arcosa, Inc.	4	398
Argan, Inc.	1	496
Armstrong World Industries, Inc.	3	502
ATI Inc. (a)	10	1,460
Automatic Data Processing, Inc.	29	5,958
Avis Budget Group, Inc. (a) (b)	1	182
Axon Enterprise, Inc. (a)	6	2,377
Bloom Energy Corporation - Class A (a)	19	2,596
Boeing Company, The (a)	57	11,385
Booz Allen Hamilton Holding Corporation - Class A	10	747
Brink's Company, The	3	290
Broadridge Financial Solutions, Inc.	8	1,324
Builders FirstSource, Inc. (a)	9	700
BWXT Government Group, Inc.	7	1,347
C.H. Robinson Worldwide, Inc.	9	1,455
CACI International Inc. - Class A (a)	2	920
Carlisle Companies Incorporated	3	969
Carpenter Technology Corporation	3	1,376
Carrier Global Corporation	57	3,206
Casella Waste Systems, Inc. - Class A (a)	5	387
Caterpillar Inc.	34	24,030
Chart Industries, Inc. (a)	3	668
Cintas Corporation	25	4,233
Clean Harbors, Inc. (a)	4	1,029
CNH Industrial N.V.	64	701
Comfort Systems USA, Inc.	3	3,555
Construction Partners, Inc. - Class A (a)	4	404
Copart, Inc. (a)	61	2,039
Core & Main, Inc. - Class A (a)	13	636
Crane Company	4	648
CSW Industrials, Inc.	1	249
CSX Corporation	137	5,624
Cummins Inc.	10	5,414
Curtiss-Wright Corporation	3	1,872
Deere & Company	18	10,236
Delta Air Lines, Inc.	46	3,084
Donaldson Company, Inc.	9	759
Dover Corporation	10	2,137
Dycom Industries, Inc. (a)	2	695
Eaton Corporation Public Limited Company	28	10,095
EMCOR Group, Inc.	3	2,434
Emerson Electric Co.	41	5,426
EnerSys	3	443
Enpro Inc.	1	351
Eos Energy Enterprises, Inc. - Class A (a) (b)	19	93
Equifax Inc.	9	1,658
ESAB Corporation	4	405
ESCO Technologies Inc.	2	467
Everus Construction Group, Inc. (a)	3	393
ExlService Holdings, Inc. (a)	13	402
Expeditors International of Washington, Inc. - Class A	10	1,382
Exponent, Inc.	3	187
Fastenal Company	84	3,887
Federal Signal Corporation	5	534
FedEx Corporation	16	5,776
Ferguson Enterprises Inc.	15	3,385
Flowserve Corporation	10	753
Fluor Corporation (a)	11	517
Fortive Corporation	23	1,269
Fortune Brands Innovations, Inc.	8	299
Franklin Electric Co., Inc.	3	276
FTI Consulting, Inc. (a)	2	438
Gates Industrial Corporation PLC (a)	17	393

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
GATX Corporation	3	482
GE Vernova Inc.	20	17,151
Generac Holdings Inc. (a)	4	834
General Dynamics Corporation	18	6,115
General Electric Company	76	21,652
Genpact Limited	11	408
Graco Inc.	12	1,046
Granite Construction Incorporated (b)	3	416
Griffon Corporation	3	195
GXO Logistics Inc. (a)	8	435
HEICO Corporation	3	888
HEICO Corporation - Class A	6	1,241
Herc Holdings Inc.	2	247
Hexcel Corporation	5	425
Honeywell International Inc.	46	10,472
Howmet Aerospace Inc.	28	6,517
Hubbell Incorporated	4	1,904
Huntington Ingalls Industries, Inc.	3	1,047
IDEX Corporation	5	923
IES Holdings, Inc. (a)	1	256
Illinois Tool Works Inc.	21	5,451
Ingersoll Rand Inc.	28	2,272
ITT Inc.	6	1,131
J.B. Hunt Transport Services, Inc.	5	1,156
Jacobs Solutions Inc.	8	1,065
JBT Marel Corporation	4	501
Joby Aviation, Inc. - Class A (a)	37	305
Johnson Controls International Public Limited Company	44	5,803
Karman Holdings Inc. (a) (b)	3	241
KBR, Inc.	9	335
Kirby Corporation (a)	4	470
Knight-Swift Transportation Holdings Inc. - Class A	12	705
Korn Ferry	4	253
Kratos Defense & Security Solutions, Inc. (a)	13	889
L3Harris Technologies, Inc.	14	4,685
Landstar System, Inc.	2	391
Leidos Holdings, Inc.	9	1,342
Lennox International Inc.	2	1,139
Leonardo DRS, Inc.	5	220
Lincoln Electric Holdings, Inc.	4	1,073
Loar Holdings Inc. (a) (b)	2	101
Lockheed Martin Corporation	14	8,595
Lyft, Inc. - Class A (a)	28	371
Masco Corporation	15	888
MasTec, Inc. (a)	4	1,438
Maximus, Inc.	4	273
Mercury Systems, Inc. (a)	4	262
Middleby Corporation, The (a)	4	516
Mine Safety Appliances Company, LLC	3	432
Modine Manufacturing Company (a)	3	732
MOOG Inc. - Class A	2	584
MSC Industrial Direct Co., Inc. - Class A	4	328
Mueller Industries, Inc.	8	863
Mueller Water Products, Inc. - Class A	11	310
NextPower LLC - Class A (a)	11	1,300
Nordson Corporation	4	967
Norfolk Southern Corporation	17	4,753
Northrop Grumman Corporation	10	7,088
NuScale Power, LLC - Class A (a)	23	244
Nvent Electric Public Limited Company	11	1,355
Old Dominion Freight Line, Inc.	13	2,618
Oshkosh Corporation	4	623
Otis Worldwide Corporation	29	2,231
Owens Corning	7	719
PACCAR Inc	38	4,344
Parker-Hannifin Corporation	9	7,901
Parsons Corporation (a)	4	210
Paychex, Inc.	24	2,222
Paycom Software, Inc.	4	439
Paylocity Holding Corporation (a)	3	325
Pentair Public Limited Company	12	1,029
Powell Industries, Inc.	1	328
Primoris Services Corporation	3	483
Quanta Services, Inc.	11	5,938
Qxo, Inc. (a) (b)	49	944
RBC Bearings Incorporated (a)	2	1,177
Regal Rexnord Corporation	5	921
Republic Services, Inc.	14	3,168
Rocket Lab USA, Inc. (a)	36	2,293
Rockwell Automation, Inc.	8	2,931
Rollins, Inc.	21	1,103
RTX Corporation	97	18,803
Rush Enterprises, Inc. - Class A	4	289
Ryder System, Inc.	3	621
Saia, Inc. (a)	2	734
Science Applications International Corporation	4	368
Sensata Technologies Holding PLC	11	392
Simpson Manufacturing Co., Inc.	3	540
SiteOne Landscape Supply, Inc. (a)	3	461
SkyWest, Inc. (a)	3	304
Snap-on Incorporated	4	1,322
Southwest Airlines Co.	34	1,278
SPX Technologies, Inc. (a)	4	719
SS&C Technologies Holdings, Inc.	16	1,094
StandardAero, Inc. (a)	6	145
Stanley Black & Decker, Inc.	11	802
Sterling Infrastructure, Inc. (a)	2	912
Sunrun Inc. (a)	15	206
Tetra Tech, Inc.	17	526
Textron Inc.	13	1,124
Timken Company, The	5	468
Toro Company, The	7	695
Trane Technologies Public Limited Company	16	6,710
TransDigm Group Incorporated	4	4,747
TransUnion	14	963
Trex Company, Inc. (a)	9	327
Uber Technologies, Inc. (a)	151	10,881
UFP Industries, Inc.	4	352
U-Haul Holding Company (a)	1	56
U-Haul Holding Company - Series N	7	308
UL Solutions Inc. - Class A	6	517
Union Pacific Corporation	43	10,461
United Airlines Holdings, Inc. (a)	24	2,167
United Parcel Service, Inc. - Class B	54	5,277
United Rentals, Inc.	5	3,397
Valmont Industries, Inc.	2	627
Veralto Corporation	17	1,538
Verisk Analytics, Inc.	10	1,881
Verra Mobility Corporation - Class A (a)	14	199
Vertiv Holdings Co - Class A	27	6,819
VSE Corporation	1	264
W.W. Grainger, Inc.	3	3,609
Waste Management, Inc.	27	6,134
Watsco, Inc.	3	970
Watts Water Technologies, Inc. - Class A	2	577
WESCO International, Inc.	3	943
Westinghouse Air Brake Technologies Corporation	13	3,161
Willscot Holdings Corporation - Class A	10	178
Woodward, Inc.	4	1,534
XPO, Inc. (a)	9	1,697
Xylem Inc.	17	2,065
Zurn Elkay Water Solutions Corporation	12	550
		451,768
Consumer Discretionary 10.0%
Abercrombie & Fitch Co. - Class A (a)	4	367
Acushnet Holdings Corp.	2	208
ADT, Inc.	20	134
Airbnb, Inc. - Class A (a)	30	3,849
Amazon.com, Inc. (a)	715	148,962
Aptiv PLC (a)	15	1,071
Aramark	18	722
Asbury Automotive Group, Inc. (a)	1	249
Autoliv, Inc.	5	566
AutoNation, Inc. (a)	2	400
AutoZone, Inc. (a)	1	4,063
Bath & Body Works, Inc.	14	258
Best Buy Co., Inc.	15	944
Booking Holdings Inc.	2	9,797

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Boot Barn Holdings, Inc. (a)	2	344
BorgWarner Inc.	16	855
Boyd Gaming Corporation	5	391
Bright Horizons Family Solutions, Inc. (a)	4	315
Brinker International, Inc. (a)	3	410
Brunswick Corporation	5	375
Burlington Stores, Inc. (a)	4	1,452
Caesars Entertainment, Inc. (a)	14	377
CarMax, Inc. (a)	10	412
Carnival Corporation	80	2,082
Carvana Co. - Class A (a)	10	3,160
CAVA Group, Inc. (a)	6	525
Cavco Industries, Inc. (a)	1	284
Chewy, Inc. - Class A (a)	16	420
Chipotle Mexican Grill, Inc. (a)	96	3,059
Choice Hotels International, Inc. (b)	2	182
Churchill Downs Incorporated	5	458
Coupang, Inc. - Class A (a)	99	1,878
Covista Inc. (a)	2	264
Crocs, Inc. (a)	3	251
D.R. Horton, Inc.	18	2,523
Darden Restaurants, Inc.	8	1,652
Deckers Outdoor Corporation (a)	11	1,077
Dick's Sporting Goods, Inc.	5	960
Dillard's, Inc. - Class A (b)	—	164
DK Crown Holdings Inc. - Class A (a)	37	795
Domino's Pizza, Inc.	2	821
DoorDash, Inc. - Class A (a)	27	4,060
Dorman Products, Inc. (a)	2	218
Duolingo, Inc. - Class A (a)	3	336
Dutch Bros Inc. - Class A (a)	7	374
eBay Inc.	33	2,972
ETSY, Inc. (a)	8	407
Expedia Group, Inc.	9	1,986
Five Below, Inc. (a)	4	848
Floor & Decor Holdings, Inc. - Class A (a)	7	352
Flutter Entertainment Public Limited Company (a)	13	1,275
Ford Motor Company	288	3,320
Frontdoor, Inc. (a)	6	294
GameStop Corp. - Class A (a) (b)	30	694
Gap, Inc., The	18	429
Garmin Ltd.	12	2,743
General Motors Company	65	4,857
Gentex Corporation	16	346
Genuine Parts Company	10	1,083
Global Business Travel Group, Inc. - Class A (a)	6	34
Grand Canyon Education, Inc. (a)	2	269
Group 1 Automotive, Inc.	1	256
H & R Block, Inc.	10	311
Hasbro, Inc.	10	936
Hilton Worldwide Holdings Inc.	16	4,863
Home Depot, Inc., The	72	23,829
Hyatt Hotels Corporation - Class A (b)	3	414
Installed Building Products, Inc. (b)	2	419
KB Home	5	246
Kontoor Brands, Inc.	4	301
Las Vegas Sands Corp.	22	1,189
Laureate Education, Inc. - Class A (a)	10	354
Lear Corporation	4	429
Lennar Corporation - Class A	14	1,223
Lennar Corporation - Class B	1	98
Liberty Live Holdings, Inc. - Series A (a)	1	111
Liberty Live Holdings, Inc. - Series C (a)	3	252
Life Time Group Holdings, Inc. (a)	9	253
Lithia Motors, Inc. - Class A	2	411
LKQ Corporation	17	514
Lowe`s Companies, Inc.	41	9,630
Lucid Group, Inc. (a) (b)	8	79
Lululemon Athletica Inc. (a)	7	1,084
Macy's, Inc.	21	372
Marriott International, Inc. - Class A	16	5,305
Mattel, Inc. (a)	24	344
McDonald's Corporation	52	16,139
MercadoLibre, Inc. (a)	3	5,873
Meritage Homes Corporation	5	310
MGM Resorts International (a)	15	550
Mohawk Industries, Inc. (a)	4	355
Murphy USA Inc.	1	687
Nike, Inc. - Class B	83	4,363
Norwegian Cruise Line Holdings Ltd. (a) (b)	32	598
NVR, Inc. (a)	—	1,292
Ollie's Bargain Outlet Holdings, Inc. (a)	5	424
O'Reilly Automotive, Inc. (a)	61	5,639
Penske Automotive Group, Inc.	1	205
Planet Fitness, Inc. - Class A (a)	6	418
Pool Corporation	3	590
PulteGroup, Inc.	15	1,711
PVH Corp.	3	232
Quantumscape Battery, Inc. - Class A (a) (b)	32	205
Ralph Lauren Corporation - Class A	3	1,003
Rivian Automotive, Inc. - Class A (a)	53	796
Ross Stores, Inc.	23	5,063
Royal Caribbean Cruises Ltd.	18	5,089
Service Corporation International	11	868
Shake Shack, Inc. - Class A (a)	3	266
Skyline Champion Corporation (a)	4	328
Somnigroup International Inc.	13	971
Starbucks Corporation	83	7,404
Tapestry, Inc.	15	2,155
Taylor Morrison Home II Corporation - Class A (a)	6	378
Tesla Inc. (a)	205	76,367
Texas Roadhouse, Inc. - Class A	5	848
Thor Industries, Inc.	4	329
TJX Companies, Inc., The	81	12,881
Toll Brothers, Inc.	7	896
TopBuild Corp. (a)	2	683
Tractor Supply Company	37	1,673
Travel + Leisure Co.	4	283
Ulta Beauty, Inc. (a)	3	1,735
Urban Outfitters, Inc. (a)	5	304
V.F. Corporation	24	402
Vail Resorts, Inc. (b)	3	376
Valvoline, Inc. (a)	8	283
Wayfair Inc. - Class A (a)	8	577
Whirlpool Corporation (b)	5	250
Williams-Sonoma, Inc.	9	1,639
Wingstop Inc.	2	299
Wyndham Hotels & Resorts, Inc.	5	434
Wynn Resorts, Limited	6	590
Yum! Brands, Inc.	21	3,208
		445,165
Communication Services 9.8%
Alphabet Inc. - Class A	424	122,041
Alphabet Inc. - Class C	369	105,826
AST Spacemobile, Inc. - Class A (a) (b)	18	1,453
AT&T Inc.	509	14,763
Comcast Corporation - Class A	264	7,588
Digital World Acquisition Corp. (a)	8	72
EchoStar Corporation - Class A (a) (b)	10	1,133
Electronic Arts Inc.	17	3,370
Former Charter Communications Parent, Inc. - Class A (a)	7	1,435
Fox Corporation - Class A	16	911
Fox Corporation - Class B	11	571
Globalstar, Inc. (a)	4	248
Liberty Broadband Corporation - Series A (a)	1	46
Liberty Broadband Corporation - Series C (a)	7	340
Liberty Global Ltd. - Class A (a)	14	173
Liberty Global Ltd. - Class C (a)	3	37
Liberty Media Corporation - Series A (a)	2	160
Liberty Media Corporation - Series C (a)	15	1,277
Live Nation Entertainment, Inc. (a)	10	1,573
Lumen Technologies, Inc. (a)	61	426
Match Group, Inc.	16	498
Meta Platforms, Inc. - Class A	159	91,219
Netflix, Inc. (a)	308	29,593
News Corporation - Class A	28	704
News Corporation - Class B	8	232
Nexstar Media Group, Inc. - Class A	2	348
Omnicom Group Inc.	22	1,681

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Paramount Skydance Corporation - Class B (b)	64	580
Pinterest, Inc. - Class A (a)	45	827
Reddit, Inc. - Class A (a)	10	1,296
Roblox Corporation - Class A (a)	47	2,637
Roku, Inc. - Class A (a)	9	895
Sirius XM Holdings Inc. (b)	15	338
Snap Inc. - Class A (a)	87	400
Sphere Entertainment Co. - Class A (a)	1	353
Take-Two Interactive Software, Inc. (a)	12	2,390
Telephone and Data Systems, Inc.	7	294
The New York Times Company - Class A	11	913
TKO Group Holdings Inc. - Class A	5	997
T-Mobile US, Inc.	35	7,257
Trade Desk, Inc., The - Class A (a)	34	775
Verizon Communications Inc.	307	15,429
Walt Disney Company, The	130	12,498
Warner Bros. Discovery, Inc. - Series A (a)	164	4,500
Warner Music Group Corp. - Class A	12	296
		440,393
Health Care 9.7%
Abbott Laboratories	127	13,013
AbbVie Inc.	129	27,991
ADMA Biologics, Inc. (a)	16	144
Agilent Technologies, Inc.	21	2,397
Align Technology, Inc. (a)	5	842
Alignment Healthcare, Inc. (a)	10	174
Alkermes Public Limited Company (a)	11	398
Alnylam Pharmaceuticals, Inc. (a)	9	3,105
Amgen Inc.	39	13,787
Arcellx Inc. (a)	3	363
Arrowhead Pharmaceuticals Inc (a)	9	560
Avantor, Inc. (a)	54	422
Axsome Therapeutics, Inc. (a)	3	464
Baxter International Inc.	37	614
Becton, Dickinson and Company	21	3,290
Biogen Inc. (a)	10	1,911
BioMarin Pharmaceutical Inc. (a)	14	786
Bio-Rad Laboratories, Inc. - Class A (a)	1	373
Bio-Techne Corporation	12	616
Boston Scientific Corporation (a)	107	6,719
Bridgebio Pharma, Inc. (a)	10	734
Brightspring Health Services, Inc. (a)	4	179
Bristol-Myers Squibb Company	148	8,954
Bruker Corporation	8	273
Canticle Pharmaceuticals, Inc. (a)	1	668
Cardinal Health, Inc.	17	3,690
Cencora, Inc.	13	4,207
Centene Corporation (a)	33	1,087
Charles River Laboratories International, Inc. (a)	3	602
Chemed Corporation	1	386
Cigna Group, The	19	5,071
Cooper Companies, Inc., The (a)	14	1,034
Corcept Therapeutics Incorporated (a)	8	321
CorVel Corporation (a)	2	103
Crinetics Pharmaceuticals, Inc. (a)	7	254
CRISPR Therapeutics AG (a) (b)	8	364
CVS Health Corporation	92	6,597
Cytokinetics, Incorporated (a)	8	511
Danaher Corporation	47	8,902
Davita Inc. (a)	3	455
DexCom, Inc. (a)	29	1,800
Doximity, Inc. - Class A (a)	10	227
Edwards Lifesciences Corporation (a)	42	3,327
Elanco Animal Health Incorporated (a)	37	883
Elevance Health, Inc.	16	4,756
Eli Lilly and Company	58	53,373
Encompass Health Corporation	7	698
Ensign Group, Inc., The	4	816
Exelixis, Inc. (a)	19	806
GE HealthCare Technologies Inc.	33	2,366
Gilead Sciences, Inc.	90	12,571
Glaukos Corporation (a)	4	445
Globus Medical, Inc. - Class A (a)	8	681
Guardant Health, Inc. (a)	9	851
Halozyme Therapeutics, Inc. (a)	9	584
HCA Healthcare, Inc.	12	5,560
HealthEquity, Inc. (a)	7	580
Henry Schein, Inc. (a)	8	621
Hims & Hers Health, Inc. - Class A (a) (b)	17	355
Hologic, Inc. (a)	17	1,278
Humana Inc.	9	1,505
IDEXX Laboratories, Inc. (a)	6	3,124
Illumina, Inc. (a)	11	1,394
Incyte Corporation (a)	12	1,116
Insmed Incorporated (a)	15	2,485
Insulet Corporation (a)	5	1,058
Intuitive Surgical, Inc. (a)	26	11,887
Ionis Pharmaceuticals, Inc. (a)	11	854
IQVIA Holdings Inc (a)	13	2,131
Irhythm Holdings, Inc. (a)	2	255
Jazz Pharmaceuticals Public Limited Company (a)	4	815
Johnson & Johnson	175	42,895
Krystal Biotech, Inc. (a)	2	455
Kymera Therapeutics, Inc. (a)	3	285
Labcorp Holdings Inc.	6	1,626
Lantheus Holdings, Inc. (a)	4	331
Masimo Corporation (a)	3	591
McKesson Corporation	9	7,779
Medline Inc. - Class A (a)	31	1,370
Medpace Holdings, Inc. (a)	2	832
Medtronic, Inc.	93	8,098
Merck & Co., Inc.	181	21,761
Merit Medical Systems, Inc. (a)	4	252
Mettler-Toledo International Inc. (a)	1	1,854
Moderna, Inc. (a)	25	1,250
Molina Healthcare, Inc. (a)	4	511
Natera, Inc. (a)	10	2,017
Neurocrine Biosciences, Inc. (a)	7	976
Nuvalent, Inc. - Class A (a)	4	377
Option Care Health, Inc. (a)	12	318
Penumbra, Inc. (a)	3	887
Pfizer Inc.	414	11,624
Praxis Precision Medicines, Inc. (a)	1	476
Protagonist Therapeutics, Inc. (a)	4	400
PTC Therapeutics, Inc. (a)	6	399
Quest Diagnostics Incorporated	8	1,576
RadNet, Inc. (a)	5	293
Regeneron Pharmaceuticals, Inc.	7	5,646
Repligen Corporation (a)	4	448
ResMed Inc.	11	2,447
Revolution Medicines, Inc. (a)	13	1,260
Revvity, Inc.	8	712
Rhythm Pharmaceuticals, Inc. (a)	4	353
Roivant Sciences Ltd. (a)	30	835
Royalty Pharma PLC - Class A	25	1,214
Soleno Therapeutics, Inc. (a)	5	151
Solventum Corporation (a)	11	708
Sotera Health LLC (a)	10	138
Steris Public Limited Company	7	1,459
Stryker Corporation	26	8,655
Summit Therapeutics Inc. (a) (b)	10	194
Teleflex Incorporated	3	364
Tempus AI, Inc. - Class A (a) (b)	7	332
Tenet Healthcare Corporation (a)	6	1,192
TG Therapeutics, Inc. (a)	8	268
Thermo Fisher Scientific Inc.	27	13,462
TransMedics Group, Inc. (a)	2	224
uniQure N.V. (a)	4	73
United Therapeutics Corporation (a)	3	1,641
UnitedHealth Group Incorporated	66	17,934
Universal Health Services, Inc. - Class B	4	641
Vaxcyte, Inc. (a)	8	463
Veeva Systems Inc. - Class A (a)	11	1,923
Vertex Pharmaceuticals Incorporated (a)	18	8,243
Viatris Inc.	82	1,102
Viking Therapeutics, Inc. (a)	9	283
Waters Corporation (a)	7	2,116
Waystar Holding Corp. (a)	6	135
West Pharmaceutical Services, Inc.	5	1,308

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Zimmer Biomet Holdings, Inc.	14	1,285
Zoetis Inc. - Class A	31	3,631
		431,636
Consumer Staples 5.0%
Albertsons Companies, Inc. - Class A	29	487
Altria Group, Inc.	122	8,081
Archer-Daniels-Midland Company	33	2,371
Bellring Intermediate Holdings, Inc. (a)	10	166
BJ's Wholesale Club Holdings, Inc. (a)	8	765
Brown-Forman Corporation - Class A	3	93
Brown-Forman Corporation - Class B	21	562
Bunge Global S.A.	9	1,197
Cal-Maine Foods, Inc.	4	283
Campbell's Company, The (b)	16	346
Casey's General Stores, Inc.	3	1,914
Celsius Holdings, Inc. (a)	12	439
Church & Dwight Co., Inc.	18	1,666
Clorox Company, The	9	903
Coca-Cola Company, The	285	21,661
Coca-Cola Consolidated, Inc.	4	783
Colgate-Palmolive Company	59	5,029
Conagra Brands, Inc.	34	540
Constellation Brands, Inc. - Class A	11	1,582
Costco Wholesale Corporation	32	32,243
Coty Inc. - Class A (a)	10	21
Darling Ingredients Inc. (a)	10	639
Dollar General Corporation	16	1,908
Dollar Tree, Inc. (a)	13	1,460
e.l.f. Beauty, Inc. (a)	4	236
Estee Lauder Companies Inc., The - Class A	18	1,294
General Mills, Inc.	39	1,462
Hershey Company, The	11	2,204
Hormel Foods Corporation	22	509
Ingredion Incorporated	5	537
J. M. Smucker Company, The	7	696
Kenvue Inc.	126	2,177
Keurig Dr Pepper Inc.	90	2,375
Kimberly-Clark Corporation	24	2,341
Kraft Heinz Company, The	64	1,442
Kroger Co., The	43	3,120
Lamb Weston Holdings, Inc.	9	376
Maplebear Inc. (a)	13	502
McCormick & Company, Incorporated	19	980
Molson Coors Beverage Company - Class B (b)	12	497
Mondelez International, Inc. - Class A	95	5,455
Monster Beverage 1990 Corporation (a)	51	3,667
PepsiCo, Inc.	100	15,498
Performance Food Group Company (a)	12	988
Philip Morris International Inc.	113	18,720
Pilgrim's Pride Corporation	2	63
Post Holdings, Inc. (a)	3	265
Primo Brands Corporation - Class A	14	269
Procter & Gamble Company, The	169	24,470
Reynolds Consumer Products Inc.	4	82
Sprouts Farmers Market, Inc. (a)	8	604
Sysco Corporation	35	2,484
Target Corporation	33	4,010
The Marzetti Company	1	193
Tyson Foods, Inc. - Class A	20	1,291
US Foods Holding Corp. (a)	16	1,496
Walmart Inc.	313	38,919
		224,361
Energy 4.0%
Antero Midstream Corporation	22	512
Antero Resources Corporation (a)	18	777
Apa Corp.	25	1,061
Archrock, Inc.	14	485
Baker Hughes Company - Class A	73	4,453
California Resources Corporation	4	267
Centrus Energy Corp. - Class A (a) (b)	1	202
Cheniere Energy, Inc.	16	4,443
Chevron Corporation	135	27,853
Chord Energy Corporation	5	715
CNX Resources Corporation (a)	9	357
Comstock Resources, Inc. (a)	7	153
ConocoPhillips	90	11,900
Core Natural Resources, Inc.	3	344
Coterra Energy Inc.	56	1,969
Devon Energy Corporation	43	2,151
Diamondback Energy, Inc.	14	2,714
DT Midstream, Inc.	7	917
EOG Resources, Inc.	39	5,708
EQT Corporation	46	2,902
Expand Energy Corporation	17	1,844
Exxon Mobil Corporation	303	51,481
Halliburton Company	60	2,336
HF Sinclair Corporation	12	718
Kinder Morgan, Inc.	144	4,829
Magnolia Oil & Gas Corporation - Class A	13	400
Marathon Petroleum Corporation	21	5,124
Matador Resources Company	8	520
Murphy Oil Corporation	8	325
Noble Corporation PLC (b)	9	457
NOV Inc.	25	463
Occidental Petroleum Corporation	48	3,127
ONEOK, Inc.	45	4,069
Ovintiv Canada ULC	22	1,295
Permian Resources Corporation - Class A	49	1,054
Phillips 66	29	5,369
Range Resources Corporation	17	789
SLB Limited	109	5,591
Targa Resources Corp.	15	3,885
TechnipFMC PLC	27	1,892
Texas Pacific Land Corporation	4	1,976
Valero Energy Corporation	22	5,477
Venture Global, Inc. - Class A	9	142
Viper Energy, Inc. - Class A	10	462
Weatherford International Public Limited Company	5	479
Williams Companies, Inc., The	89	6,493
		180,480
Utilities 2.5%
AES Corporation, The	50	708
Alliant Energy Corporation	19	1,339
Ameren Corporation	19	2,126
American Electric Power Company, Inc.	38	4,952
American Water Works Company, Inc.	14	1,920
Atmos Energy Corporation	12	2,141
Black Hills Corporation	6	402
CenterPoint Energy, Inc.	48	2,063
Clearway Energy, Inc. - Class A	2	79
Clearway Energy, Inc. - Class C	6	251
CMS Energy Corporation	21	1,622
Consolidated Edison, Inc.	27	3,014
Constellation Energy Group, Inc.	25	6,939
Dominion Energy, Inc.	62	3,831
DTE Energy Company	15	2,128
Duke Energy Corporation	56	7,393
Edison International	28	2,031
Entergy Corporation	33	3,702
Essential Utilities, Inc.	18	721
Evergy, Inc.	17	1,412
Eversource Energy	27	1,896
Exelon Corporation	74	3,624
FirstEnergy Corp.	39	1,959
IDACORP, Inc.	4	534
MDU Resources Group, Inc.	11	227
National Fuel Gas Company	7	681
New Jersey Resources Corporation	6	318
NextEra Energy, Inc.	152	14,098
NiSource Inc.	33	1,539
NorthWestern Corporation	3	218
NRG Energy, Inc.	14	2,038
OGE Energy Corp.	14	695
Oklo Inc. - Class A (a)	7	347
One Gas, Inc.	4	370
Ormat Technologies, Inc.	4	481
PG&E Corporation	160	2,818
Pinnacle West Capital Corporation (b)	8	853

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Portland General Electric Company	9	483
PPL Corporation	52	1,986
Public Service Enterprise Group Incorporated	37	2,981
Sempra	47	4,615
Southwest Gas Holdings, Inc.	4	349
Spire Inc.	5	407
Talen Energy Corporation (a)	3	956
The Southern Company	80	7,732
TXNM Energy, Inc.	8	454
UGI Corporation	17	615
Vistra Corp.	24	3,662
WEC Energy Group Inc.	23	2,640
XCEL Energy Inc.	43	3,397
		111,747
Materials 2.3%
Air Products and Chemicals, Inc.	16	4,724
Albemarle Corporation	8	1,478
Alcoa Corporation	20	1,323
Amcor Pty Ltd.	33	1,306
AptarGroup, Inc.	5	595
Avery Dennison Corporation	6	986
Axalta Coating Systems Ltd. (a)	16	438
Balchem Corporation	2	415
Ball Corporation	19	1,137
Cabot Corporation	3	237
Celanese Corporation - Class A	8	497
CF Industries Holdings, Inc.	11	1,457
Cleveland-Cliffs Inc. (a)	44	369
Coeur Mining, Inc. (a)	72	1,354
Commercial Metals Company	8	517
Corteva, Inc.	49	4,129
CRH Public Limited Company	49	5,112
Crown Holdings, Inc.	9	866
Dow Inc.	51	2,106
DuPont de Nemours, Inc.	30	1,371
Eagle Materials Inc.	2	461
Eastman Chemical Company	7	571
Ecolab Inc.	18	4,838
Element Solutions Inc.	17	588
Freeport-McMoRan Inc.	104	6,116
Graphic Packaging Holding Company	18	179
Hecla Mining Company	47	866
International Flavors & Fragrances Inc.	19	1,370
International Paper Company	38	1,350
KRC Materials, Inc. (a)	3	284
Linde Public Limited Company	34	16,841
Louisiana-Pacific Corporation (W VA)	5	386
LyondellBasell Industries N.V. - Class A	18	1,473
Martin Marietta Materials, Inc.	5	2,648
Mosaic Company, The	20	510
MP Materials Corp. - Class A (a) (b)	9	454
NewMarket Corporation	1	379
Newmont Corporation	79	8,574
Nucor Corporation	16	2,740
Packaging Corporation of America	6	1,359
PPG Industries, Inc.	17	1,769
Reliance, Inc.	4	1,159
Royal Gold, Inc.	6	1,502
RPM International Inc.	9	900
Sealed Air Corporation	9	393
Sensient Technologies Corporation	3	288
Sherwin-Williams Company, The	17	5,331
Silgan Holdings Inc. (b)	7	267
Smurfit Westrock Public Limited Company	37	1,494
Solstice Advanced Materials US, Inc.	11	873
Sonoco Products Company	8	438
Southern Copper Corporation	7	1,166
Steel Dynamics, Inc.	10	1,814
Vulcan Materials Company	10	2,686
Westlake Corporation	2	285
		102,769
Real Estate 2.2%
Agree Realty Corporation (b)	8	634
Alexandria Real Estate Equities, Inc.	11	523
American Healthcare REIT, Inc.	12	588
American Homes 4 Rent - Class A	21	596
American Tower Corporation	34	5,832
Americold Realty Trust, Inc. (b)	21	238
AvalonBay Communities, Inc.	10	1,644
Brixmor Property Group Inc.	23	665
BXP, Inc.	11	566
Camden Property Trust	8	765
Caretrust REIT, Inc.	16	571
CBRE Group, Inc. - Class A (a)	21	2,890
Compass, Inc. - Class A (a)	36	262
CoStar Group, Inc. (a)	29	1,165
Cousins Properties Incorporated	9	197
Crown Castle Inc.	30	2,469
Cubesmart, L.P.	18	661
Digital Realty Trust, Inc.	23	4,192
EastGroup Properties, Inc.	4	721
EPR Properties	5	252
Equinix, Inc.	7	6,944
Equity Lifestyle Properties, Inc.	14	876
Equity Residential	25	1,469
Essential Properties Realty Trust, Inc.	16	495
Essex Property Trust, Inc.	5	1,114
Extra Space Storage Inc.	15	1,978
Federal Realty Investment Trust	6	685
First Industrial Realty Trust, Inc.	9	531
Gaming and Leisure Properties, Inc.	19	822
Healthcare Realty Trust Incorporated - Class A	23	395
Healthpeak OP, LLC	53	875
Host Hotels & Resorts, Inc.	51	971
Howard Hughes Holdings Inc. (a)	1	90
Independence Realty Trust, Inc.	12	174
Invitation Homes Inc.	41	1,016
Iron Mountain Incorporated	22	2,214
Jones Lang LaSalle Incorporated (a)	4	1,083
Kilroy Realty Corporation (b)	8	221
Kimco Realty OP, LLC	48	1,079
Kite Realty Naperville, LLC	18	435
Lamar Advertising Company - Class A	6	791
Lineage, Inc. (b)	5	172
Macerich Company, The	21	398
Mid-America Apartment Communities, Inc.	8	996
Millrose Properties, Inc. - Class A	10	272
National Health Investors, Inc.	4	283
NNN REIT, Inc.	13	540
Omega Healthcare Investors, Inc.	21	935
Open Doors Technology Inc. - Class A (a)	68	319
Phillips Edison & Company, Inc.	9	334
ProLogis Inc.	68	8,997
Public Storage Operating Company	11	3,091
Rayonier Inc.	18	363
Realty Income Corporation	65	3,966
Regency Centers Corporation	12	877
Rexford Industrial Realty, Inc.	19	617
Ryman Hospitality Properties, Inc.	4	389
Sabra Health Care REIT, Inc.	15	284
SBA Communications Corporation - Class A	8	1,404
Simon Property Group, Inc.	23	4,365
SL Green Realty Corp. (b)	6	210
STAG Industrial, Inc.	12	428
Sun Communities, Inc.	8	1,046
Tanger Inc.	9	317
Terreno Realty Corporation	7	457
UDR, Inc.	22	730
Ventas, Inc.	33	2,679
VICI Properties Inc.	76	2,065
Vornado Realty Trust	14	361
W.P. Carey Inc.	15	1,034
Welltower Inc.	51	10,034
Weyerhaeuser Company	49	1,203
Zillow Group, Inc. - Class A (a)	4	166
Zillow Group, Inc. - Class C (a)	13	550
		99,571
Total Common Stocks (cost $2,916,988)		4,442,201

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Akero Therapeutics Inc. (a) (d)	5	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.53% (c) (e)	27,803	27,803
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (c) (e)	13,765	13,765
Total Short Term Investments (cost $41,568)		41,568
Total Investments 100.2% (cost $2,958,556)		4,483,772
Other Derivative Instruments 0.0%		1,006
Other Assets and Liabilities, Net (0.2)%		(12,117)
Total Net Assets 100.0%		4,472,661

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	5,884	138	260	27	148	(16)	5,894	0.2
Jackson Financial Inc. - Class A	631	—	92	4	56	(56)	539	—
JNL Government Money Market Fund, 3.63% - Class SL	9,066	25,261	20,562	100	—	—	13,765	0.3
JNL Government Money Market Fund, 3.53% - Class I	7,245	205,471	184,913	182	—	—	27,803	0.6
	22,826	230,870	205,827	313	204	(72)	48,001	1.1

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	28	June 2026	3,482	123	35
S&P 500 Index	94	June 2026	30,724	883	159
				1,006	194

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	4,442,201	—	—	4,442,201
Rights	—	—	3	3
Short Term Investments	41,568	—	—	41,568
	4,483,769	—	3	4,483,772
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	194	—	—	194
	194	—	—	194

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.5%
Utilities 99.5%
AES Corporation, The	397	5,588
Alliant Energy Corporation	143	10,230
Ameren Corporation	151	16,573
American Electric Power Company, Inc.	288	37,784
American Water Works Company, Inc.	109	14,818
Atmos Energy Corporation	92	17,056
Black Hills Corporation	40	2,795
CenterPoint Energy, Inc.	365	15,739
Clearway Energy, Inc. - Class A	19	732
Clearway Energy, Inc. - Class C	46	1,808
CMS Energy Corporation	167	12,930
Consolidated Edison, Inc.	201	22,804
Constellation Energy Group, Inc.	190	53,041
Dominion Energy, Inc.	477	29,488
DTE Energy Company	115	16,875
Duke Energy Corporation	435	56,945
Edison International	214	15,697
Entergy Corporation	249	27,990
Essential Utilities, Inc.	140	5,635
Evergy, Inc.	128	10,513
Eversource Energy	210	14,559
Exelon Corporation	565	27,700
FirstEnergy Corp.	288	14,614
IDACORP, Inc.	29	4,107
MDU Resources Group, Inc.	109	2,265
New Jersey Resources Corporation	54	2,982
NextEra Energy, Inc.	1,164	108,123
NiSource Inc.	261	12,168
NorthWestern Corporation	32	2,121
NRG Energy, Inc.	106	15,422
OGE Energy Corp.	112	5,372
Oklo Inc. - Class A (a) (b)	52	2,564
One Gas, Inc.	32	2,751
Ormat Technologies, Inc.	32	3,585
PG&E Corporation	1,224	21,510
Pinnacle West Capital Corporation (b)	67	6,717
Portland General Electric Company	61	3,229
PPL Corporation	395	15,095
Public Service Enterprise Group Incorporated	279	22,561
Sempra	365	35,451
Southwest Gas Holdings, Inc.	33	2,860
Spire Inc.	32	2,931
Talen Energy Corporation (a)	23	7,458
The Southern Company	616	59,409
TXNM Energy, Inc.	53	3,094
UGI Corporation	120	4,375
Vistra Corp.	189	28,412
WEC Energy Group Inc.	176	20,349
XCEL Energy Inc.	331	26,305
Total Common Stocks (cost $727,945)		853,130
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.4%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	29,458	29,458
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	5,819	5,819
Total Short Term Investments (cost $35,277)		35,277
Total Investments 103.6% (cost $763,222)		888,407
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (3.6)%		(30,840)
Total Net Assets 100.0%		857,564

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,368	85,137	57,047	26	—	—	29,458	3.4
JNL Government Money Market Fund, 3.63% - Class SL	6,977	8,873	10,031	53	—	—	5,819	0.7
	8,345	94,010	67,078	79	—	—	35,277	4.1

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	49	June 2026	4,593	(3)	(22)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	853,130	—	—	853,130
Short Term Investments	35,277	—	—	35,277
	888,407	—	—	888,407
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(22)	—	—	(22)
	(22)	—	—	(22)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.9%
United States of America 70.2%
3M Company	6	821
Abbott Laboratories	19	1,912
AbbVie Inc.	19	4,077
Accenture Public Limited Company - Class A	7	1,310
Adobe Inc. (a)	4	1,060
Advanced Micro Devices, Inc. (a)	17	3,519
AFLAC Incorporated	5	549
Agilent Technologies, Inc.	3	348
Air Products and Chemicals, Inc.	2	695
Airbnb, Inc. - Class A (a)	4	560
Allegion Public Limited Company	1	127
Alliant Energy Corporation	3	195
Allstate Corporation, The	3	582
Alnylam Pharmaceuticals, Inc. (a)	1	446
Alphabet Inc. - Class A	62	17,806
Alphabet Inc. - Class C	54	15,432
Altria Group, Inc.	18	1,177
Amazon.com, Inc. (a)	104	21,731
Ameren Corporation	3	317
American Electric Power Company, Inc.	5	717
American Express Company	6	1,734
American International Group, Inc.	6	431
American Tower Corporation	5	854
American Water Works Company, Inc.	2	288
Ameriprise Financial, Inc.	1	438
AMETEK, Inc.	2	523
Amgen Inc.	6	2,008
Amphenol Corporation - Class A	13	1,636
Analog Devices, Inc.	5	1,649
Annaly Capital Management, Inc.	8	166
AON Public Limited Company - Class A	2	737
Apollo Global Management, Inc.	4	490
Apple Inc.	156	39,581
Applied Materials, Inc.	8	2,880
AppLovin Corporation - Class A (a)	2	900
Arch Capital Group Ltd. (a)	4	362
Archer-Daniels-Midland Company	5	350
Ares Management Corporation - Class A	2	232
Arista Networks, Inc. (a)	11	1,339
Arthur J. Gallagher & Co.	3	588
Astera Labs, Inc. (a)	2	171
AT&T Inc.	74	2,159
Atmos Energy Corporation	2	328
Autodesk, Inc. (a)	2	542
Automatic Data Processing, Inc.	4	857
AutoZone, Inc. (a)	—	598
AvalonBay Communities, Inc.	2	247
Avery Dennison Corporation	1	154
Axon Enterprise, Inc. (a)	1	349
Baker Hughes Company - Class A	11	644
Bank of America Corporation	70	3,420
Bank of New York Mellon Corporation, The (b)	7	865
Becton, Dickinson and Company	3	479
Bentley Systems, Incorporated - Class B (c)	1	49
Berkshire Hathaway Inc. - Class B (a)	20	9,359
Best Buy Co., Inc.	2	141
Biogen Inc. (a)	1	275
BlackRock, Inc.	1	1,423
Blackstone Inc. - Class A	8	923
Block, Inc. - Class A (a)	6	351
Bloom Energy Corporation - Class A (a)	2	321
Boeing Company, The (a)	8	1,666
Booking Holdings Inc.	—	1,423
Boston Scientific Corporation (a)	16	987
Bristol-Myers Squibb Company	22	1,310
Broadcom Inc.	49	15,307
Broadridge Financial Solutions, Inc.	1	204
Brookfield Asset Management Ltd. - Class A	4	188
Brown & Brown, Inc.	3	194
Burlington Stores, Inc. (a)	1	226
Cadence Design Systems, Inc. (a)	3	802
Capital One Financial Corporation	7	1,202
Cardinal Health, Inc.	3	535
Carlyle Group Inc., The	2	117
Carnival Corporation	12	315
Carrier Global Corporation	8	472
Carvana Co. - Class A (a)	1	464
Caterpillar Inc.	5	3,504
CBRE Group, Inc. - Class A (a)	3	433
CDW Corp.	1	169
Cencora, Inc.	2	611
Centene Corporation (a)	5	159
CenterPoint Energy, Inc.	7	294
Charles Schwab Corporation, The	18	1,664
Cheniere Energy, Inc.	2	648
Chevron Corporation	20	4,061
Chipotle Mexican Grill, Inc. (a)	14	447
Chubb Limited	4	1,267
Church & Dwight Co., Inc.	2	231
Cigna Group, The	3	747
Cincinnati Financial Corporation	2	251
Cintas Corporation	4	611
Circle Internet Group, Inc. - Class A (a)	—	45
Cisco Systems, Inc.	42	3,262
Citigroup Inc.	19	2,105
Citizens Financial Group, Inc.	5	276
Clorox Company, The	1	148
Cloudflare, Inc. - Class A (a)	3	678
CME Group Inc. - Class A	4	1,128
CMS Energy Corporation	3	248
Coca-Cola Company, The	41	3,155
Cognizant Technology Solutions Corporation - Class A	5	319
Coinbase Global, Inc. - Class A (a)	2	418
Colgate-Palmolive Company	9	738
Comcast Corporation - Class A	39	1,108
Comfort Systems USA, Inc.	—	516
ConocoPhillips	13	1,730
Consolidated Edison, Inc.	4	430
Constellation Brands, Inc. - Class A	2	252
Constellation Energy Group, Inc.	4	1,007
Cooper Companies, Inc., The (a)	2	147
Copart, Inc. (a)	9	296
Corebridge Financial, Inc.	3	65
Coreweave, Inc. - Class A (a)	3	195
Corning Incorporated	8	1,088
Corpay Inc (a)	1	216
Corteva, Inc.	7	608
CoStar Group, Inc. (a)	4	175
Costco Wholesale Corporation	5	4,696
Coterra Energy Inc.	8	280
Credo Technology Group Holding Ltd. (a)	2	165
CrowdStrike Holdings, Inc. - Class A (a)	3	1,013
Crown Castle Inc.	4	359
CSX Corporation	20	818
Cummins Inc.	1	786
CVS Health Corporation	13	964
D.R. Horton, Inc.	3	383
Danaher Corporation	7	1,300
Darden Restaurants, Inc.	1	250
Datadog, Inc. - Class A (a)	3	387
Deere & Company	3	1,492
Dell Technologies Inc. - Class C	3	520
Delta Air Lines, Inc.	7	460
Devon Energy Corporation	7	332
DexCom, Inc. (a)	4	263
Diamondback Energy, Inc.	2	380
Digital Realty Trust, Inc.	3	609
DocuSign, Inc. (a)	2	106
Dollar General Corporation	2	271
Dollar Tree, Inc. (a)	2	219
Dominion Energy, Inc.	9	563
Domino's Pizza, Inc.	—	122
DoorDash, Inc. - Class A (a)	4	594
Dover Corporation	2	316
Dow Inc.	7	298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
DTE Energy Company	2	320
Duke Energy Corporation	8	1,086
DuPont de Nemours, Inc.	5	213
Dynatrace, Inc. (a)	3	117
East West Bancorp, Inc.	1	148
Eaton Corporation Public Limited Company	4	1,486
eBay Inc.	5	437
Ecolab Inc.	3	701
Edison International	4	300
Edwards Lifesciences Corporation (a)	6	501
Electronic Arts Inc.	2	496
Elevance Health, Inc.	2	689
Eli Lilly and Company	8	7,785
EMCOR Group, Inc.	—	354
Emerson Electric Co.	6	784
Entegris, Inc.	2	181
Entergy Corporation	5	533
EOG Resources, Inc.	6	842
EQT Corporation	7	423
Equifax Inc.	1	235
Equinix, Inc.	1	1,018
Equitable Holdings, Inc.	3	109
Equity Residential	4	220
Essex Property Trust, Inc.	1	160
Estee Lauder Companies Inc., The - Class A	2	178
Evergy, Inc.	2	204
Eversource Energy	4	284
Exelon Corporation	11	525
Expand Energy Corporation	2	265
Expedia Group, Inc.	1	286
Expeditors International of Washington, Inc. - Class A	1	195
Extra Space Storage Inc.	2	272
Exxon Mobil Corporation	44	7,509
F5, Inc. (a)	1	177
Fair Isaac Corporation (a)	—	279
Fastenal Company	12	577
FedEx Corporation	2	821
Ferguson Enterprises Inc.	2	502
Fidelity National Financial, Inc. - Class A	3	132
Fidelity National Information Services, Inc.	6	260
Fifth Third Bancorp	9	416
First Citizens BancShares, Inc. - Class A	—	166
First Solar, Inc. (a)	1	227
FirstEnergy Corp.	5	277
Fiserv, Inc. (a)	6	320
Flex Ltd. (a)	4	236
Flutter Entertainment Public Limited Company (a)	2	181
Ford Motor Company	42	483
Former Charter Communications Parent, Inc. - Class A (a)	1	208
Fortinet, Inc. (a)	7	549
Fortive Corporation	3	186
Fox Corporation - Class A	3	146
Fox Corporation - Class B	1	67
Freeport-McMoRan Inc.	15	896
Garmin Ltd.	2	406
Gartner, Inc. (a)	1	116
GE HealthCare Technologies Inc.	5	344
GE Vernova Inc.	3	2,501
Gen Digital Inc.	6	108
General Dynamics Corporation	3	890
General Electric Company	11	3,157
General Mills, Inc.	6	212
General Motors Company	10	716
Genuine Parts Company	1	150
Gilead Sciences, Inc.	13	1,844
Global Payments Inc.	2	160
GoDaddy Inc. - Class A (a)	1	115
Goldman Sachs Group, Inc., The	3	2,694
Halliburton Company	9	338
Hartford Insurance Group, Inc., The	3	402
HCA Healthcare, Inc.	2	812
HEICO Corporation	—	120
HEICO Corporation - Class A	1	173
Hershey Company, The	2	330
Hewlett Packard Enterprise Company	14	332
Hilton Worldwide Holdings Inc.	2	704
Hologic, Inc. (a)	2	173
Home Depot, Inc., The	11	3,471
Honeywell International Inc.	7	1,540
Howmet Aerospace Inc.	4	951
HP, Inc.	10	192
Hubbell Incorporated	1	272
HubSpot, Inc. (a)	1	132
Humana Inc.	1	212
Huntington Bancshares Incorporated	21	323
IDEXX Laboratories, Inc. (a)	1	457
Illinois Tool Works Inc.	3	804
Illumina, Inc. (a)	2	211
Incyte Corporation (a)	2	162
Ingersoll Rand Inc.	4	347
Insmed Incorporated (a)	2	363
Insulet Corporation (a)	1	158
Intel Corporation (a)	46	2,043
Interactive Brokers Group, Inc. - Class A	5	321
Intercontinental Exchange, Inc.	6	955
International Business Machines Corporation	10	2,414
International Flavors & Fragrances Inc.	3	198
International Paper Company	5	184
Intuit Inc.	3	1,251
Intuitive Surgical, Inc. (a)	4	1,726
Invitation Homes Inc.	6	144
IQVIA Holdings Inc (a)	2	290
Iron Mountain Incorporated	3	320
J.B. Hunt Transport Services, Inc.	1	185
Jacobs Solutions Inc.	1	161
James Hardie Industries Public Limited Company - CHESS	6	122
Johnson & Johnson	26	6,265
Johnson Controls International Public Limited Company	7	856
JPMorgan Chase & Co.	29	8,427
Kenvue Inc.	18	317
Keurig Dr Pepper Inc.	13	340
KeyCorp	10	197
Keysight Technologies, Inc. (a)	2	512
Kimberly-Clark Corporation	4	341
Kimco Realty OP, LLC	7	161
Kinder Morgan, Inc.	21	700
KKR & Co. Inc. - Class A	7	653
KLA Corporation	1	2,067
Kraft Heinz Company, The	9	206
Kroger Co., The	6	452
L3Harris Technologies, Inc.	2	683
Labcorp Holdings Inc.	1	228
Lam Research Corporation	13	2,847
Las Vegas Sands Corp.	4	189
Leidos Holdings, Inc.	1	192
Lennar Corporation - Class A	2	184
Lennar Corporation - Class B	—	17
Lennox International Inc.	—	157
Liberty Media Corporation - Series A (a)	—	9
Liberty Media Corporation - Series C (a)	2	189
Linde Public Limited Company	5	2,476
Live Nation Entertainment, Inc. (a) (c)	2	232
Lockheed Martin Corporation	2	1,257
Loews Corporation	2	200
Lowe`s Companies, Inc.	6	1,405
LPL Financial Holdings Inc.	1	243
LyondellBasell Industries N.V. - Class A	3	221
M&T Bank Corporation	2	335
Marathon Petroleum Corporation	3	736
Markel Group Inc. (a)	—	235
Marriott International, Inc. - Class A	2	770
Marsh & Mclennan Companies, Inc.	5	908
Martin Marietta Materials, Inc.	1	379
Marvell Technology, Inc.	9	926
Masco Corporation	2	135
MasterCard Incorporated - Class A	9	4,315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
McCormick & Company, Incorporated	3	136
McDonald's Corporation	8	2,347
McKesson Corporation	1	1,134
Medline Inc. - Class A (a)	5	203
Medtronic, Inc.	14	1,180
Merck & Co., Inc.	26	3,152
Meta Platforms, Inc. - Class A	23	13,305
MetLife, Inc.	6	413
Mettler-Toledo International Inc. (a)	—	279
Microchip Technology Incorporated	6	371
Micron Technology, Inc.	12	4,039
Microsoft Corporation	79	29,221
Mid-America Apartment Communities, Inc.	1	162
Mondelez International, Inc. - Class A	14	793
MongoDB, Inc. - Class A (a)	1	209
Monolithic Power Systems, Inc.	—	530
Monster Beverage 1990 Corporation (a)	7	530
Moody's Corporation	2	718
Morgan Stanley	13	2,108
Motorola Solutions, Inc.	2	772
MSCI Inc. - Class A	1	399
Nasdaq, Inc.	4	338
NetApp, Inc.	2	201
Netflix, Inc. (a)	45	4,317
Newmont Corporation	11	1,245
News Corporation - Class A	4	106
News Corporation - Class B	1	18
NextEra Energy, Inc.	22	2,069
Nike, Inc. - Class B	12	632
NiSource Inc.	5	225
Norfolk Southern Corporation	2	689
Northern Trust Corporation	2	282
Northrop Grumman Corporation	2	1,025
NRG Energy, Inc.	2	297
Nucor Corporation	2	413
NVIDIA Corporation	249	43,449
NVR, Inc. (a)	—	185
Occidental Petroleum Corporation	7	451
Okta, Inc. - Class A (a)	2	146
Old Dominion Freight Line, Inc.	2	367
Omnicom Group Inc.	3	248
ON Semiconductor Corporation (a)	4	264
ONEOK, Inc.	7	599
Oracle Corporation	18	2,657
O'Reilly Automotive, Inc. (a)	9	824
Otis Worldwide Corporation	4	318
PACCAR Inc	5	631
Packaging Corporation of America	1	187
Palantir Technologies Inc. - Class A (a)	23	3,435
Palo Alto Networks, Inc. (a)	9	1,364
Parker-Hannifin Corporation	1	1,151
Paychex, Inc.	3	317
PayPal Holdings, Inc.	10	437
Pentair Public Limited Company	2	164
PepsiCo, Inc.	15	2,257
Pfizer Inc.	60	1,690
PG&E Corporation	24	414
Philip Morris International Inc.	17	2,730
Phillips 66	4	783
Pinterest, Inc. - Class A (a)	7	121
PPG Industries, Inc.	3	267
PPL Corporation	7	286
Principal Financial Group, Inc.	2	219
Procter & Gamble Company, The	25	3,562
Progressive Corporation, The	6	1,230
ProLogis Inc.	10	1,305
Prudential Financial, Inc.	4	363
PTC Inc. (a)	1	185
Public Service Enterprise Group Incorporated	5	427
Public Storage Operating Company	2	458
PulteGroup, Inc.	2	249
Pure Storage, Inc. - Class A (a)	3	197
Qualcomm Incorporated	11	1,461
Quanta Services, Inc.	2	859
Quest Diagnostics Incorporated	1	232
Raymond James Financial, Inc.	2	264
Realty Income Corporation	9	578
Regeneron Pharmaceuticals, Inc.	1	822
Regions Financial Corporation	10	248
Republic Services, Inc.	2	474
ResMed Inc.	2	350
Robinhood Markets, Inc. - Class A (a)	8	550
Roblox Corporation - Class A (a)	7	381
Rocket Lab USA, Inc. (a)	5	333
Rockwell Automation, Inc.	1	431
Rollins, Inc.	3	167
Roper Technologies, Inc.	1	398
Ross Stores, Inc.	3	729
Royal Caribbean Cruises Ltd.	3	741
Royalty Pharma PLC - Class A	4	185
RTX Corporation	14	2,758
S&P Global Inc.	3	1,350
Salesforce, Inc.	10	1,800
SBA Communications Corporation - Class A	1	201
Seagate Technology Holdings Public Limited Company	2	930
Sempra	7	673
ServiceNow, Inc. (a)	11	1,167
Sherwin-Williams Company, The	2	783
Simon Property Group, Inc.	3	643
SLB Limited	16	809
Snap-on Incorporated	1	199
Snowflake Inc. - Class A (a)	4	543
SoFi Technologies, Inc. (a)	14	219
Southwest Airlines Co.	5	183
SS&C Technologies Holdings, Inc.	2	154
Starbucks Corporation	12	1,080
State Street Corporation	3	375
Steel Dynamics, Inc.	1	261
Steris Public Limited Company	1	225
Strategy Inc - Class A (a)	3	414
Stryker Corporation	4	1,261
Sun Communities, Inc.	1	148
Super Micro Computer, Inc. (a)	5	121
Synchrony Financial	4	244
Synopsys, Inc. (a)	2	804
Sysco Corporation	5	371
T. Rowe Price Group, Inc.	2	206
Take-Two Interactive Software, Inc. (a)	2	363
Targa Resources Corp.	2	562
Target Corporation	5	571
TE Connectivity Public Limited Company	3	657
Teledyne Technologies Incorporated (a)	1	304
Teradyne, Inc.	2	492
Tesla Inc. (a)	30	11,139
Texas Instruments Incorporated	10	1,872
Texas Pacific Land Corporation	1	287
Textron Inc.	2	171
The PNC Financial Services Group, Inc.	4	887
The Southern Company	12	1,119
Thermo Fisher Scientific Inc.	4	1,970
TJX Companies, Inc., The	12	1,890
T-Mobile US, Inc.	5	1,070
Tractor Supply Company	5	244
Trade Desk, Inc., The - Class A (a)	5	107
Trane Technologies Public Limited Company	2	986
TransDigm Group Incorporated	1	691
TransUnion	2	142
Travelers Companies, Inc., The	2	671
Trimble Inc. (a)	2	162
Truist Financial Corporation	13	611
Twilio Inc. - Class A (a)	2	194
Tyler Technologies, Inc. (a)	—	163
Tyson Foods, Inc. - Class A	3	196
U.S. Bancorp	16	858
Uber Technologies, Inc. (a)	22	1,579
Ulta Beauty, Inc. (a)	—	233
Union Pacific Corporation	6	1,526
United Airlines Holdings, Inc. (a)	3	319
United Parcel Service, Inc. - Class B	8	773

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
United Rentals, Inc.	1	491
UnitedHealth Group Incorporated	10	2,620
Universal Music Group N.V.	10	196
Valero Energy Corporation	3	816
Veeva Systems Inc. - Class A (a)	2	288
Ventas, Inc.	5	384
Veralto Corporation	2	220
VeriSign, Inc.	1	197
Verisk Analytics, Inc.	2	285
Verizon Communications Inc.	45	2,247
Vertex Pharmaceuticals Incorporated (a)	3	1,202
Vertiv Holdings Co - Class A	4	1,001
VICI Properties Inc.	11	306
Visa Inc. - Class A	18	5,451
Vistra Corp.	4	539
Vulcan Materials Company	1	386
W. R. Berkley Corporation	3	200
W.P. Carey Inc.	2	153
W.W. Grainger, Inc.	—	515
Walmart Inc.	46	5,676
Walt Disney Company, The	19	1,815
Warner Bros. Discovery, Inc. - Series A (a)	24	662
Waste Connections, Inc.	3	447
Waste Management, Inc.	4	898
Waters Corporation (a)	1	313
Watsco, Inc. (c)	—	147
WEC Energy Group Inc.	3	375
Wells Fargo & Company	33	2,616
Welltower Inc.	7	1,461
West Pharmaceutical Services, Inc.	1	177
Western Digital Corporation	4	971
Westinghouse Air Brake Technologies Corporation	2	457
Weyerhaeuser Company	7	177
Williams Companies, Inc., The	13	939
Willis Towers Watson Public Limited Company	1	295
Workday, Inc. - Class A (a)	2	296
XCEL Energy Inc.	6	500
Xylem Inc.	3	306
Yum! Brands, Inc.	3	477
Zebra Technologies Corporation - Class A (a)	1	110
Zillow Group, Inc. - Class A (a)	—	18
Zillow Group, Inc. - Class C (a)	2	79
Zimmer Biomet Holdings, Inc.	2	196
Zoetis Inc. - Class A	5	532
Zoom Communications, Inc. - Class A (a)	2	201
Zscaler, Inc. (a)	1	148
		592,175
Japan 6.1%
Advantest Corporation	8	1,037
AEON Co., Ltd.	29	341
AGC Inc.	2	81
Aisin Corporation	6	83
Ajinomoto Co., Inc.	10	289
ANA Holdings Inc.	2	34
Asahi Group Holdings, Ltd.	16	159
Asahi Kasei Corporation	15	145
ASICS Corporation	8	214
Astellas Pharma Inc.	20	324
Bandai Namco Holdings Inc.	6	158
Bridgestone Corporation	12	256
Canon Inc.	10	274
Capcom Co., Ltd.	4	81
Central Japan Railway Company	10	256
Chubu Electric Power Co., Ltd.	8	137
Chugai Pharmaceutical Co., Ltd.	7	401
Dai Nippon Printing Co., Ltd.	4	76
Daifuku Co., Ltd.	4	134
Dai-ichi Life Holdings, Inc.	38	348
Daiichi Sankyo Company, Limited	19	343
Daikin Industries, Ltd.	3	361
Daito Trust Construction Co., Ltd.	3	75
Daiwa House Industry Co., Ltd.	7	206
Daiwa Securities Group Inc.	15	145
DENSO Corporation (c)	20	247
DISCO Corporation	1	410
East Japan Railway Company	11	256
Eisai Co., Ltd. (c)	4	113
ENEOS Holdings, Inc.	29	257
FANUC Corporation	10	351
Fast Retailing Co., Ltd.	2	791
Fuji Electric Co., Ltd.	1	98
FUJIFILM Holdings Corporation	13	246
Fujikura Ltd.	16	447
Fujitsu Limited	19	390
Hankyu Hanshin Holdings, Inc. (c)	3	86
Hikari Tsushin,Inc.	—	25
Hitachi Construction Machinery Co., Ltd.	1	31
Hitachi, Ltd.	48	1,408
Honda Motor Co., Ltd.	40	324
HOYA Corporation	4	632
Hulic Co., Ltd.	7	76
IBIDEN Co., Ltd.	3	130
Idemitsu Kosan Co., Ltd.	9	93
IHI Corporation	11	231
Inpex Corporation	10	293
Isuzu Motors Limited	6	83
ITOCHU Corporation	74	951
Japan Airlines Co., Ltd.	1	13
Japan Exchange Group, Inc.	12	142
Japan Post Bank Co., Ltd.	18	294
Japan Post Holdings Co., Ltd.	19	215
Japan Post Insurance Co., Ltd.	7	70
Japan Real Estate Investment Corporation	—	54
Japan Tobacco Inc.	12	459
JFE Holdings, Inc.	7	81
Kajima Corporation	5	178
Kao Corporation	5	191
Kawasaki Heavy Industries, Ltd.	9	170
Kawasaki Kisen Kaisha, Ltd. (c)	4	66
KDDI Corporation	31	536
Keyence Corporation	2	708
Kikkoman Corporation	8	68
Kioxia Holdings Corporation (a)	2	202
Kirin Holdings Company, Limited	9	148
Komatsu Ltd. (c)	10	372
Konami Group Corporation	1	136
Kubota Corporation	12	195
KYOCERA Corporation	14	221
Kyowa Kirin Co., Ltd.	2	34
Lasertec Co., Ltd.	1	177
LY Corporation	27	65
M3, Inc.	7	72
Makita Corporation	3	88
Marubeni Corporation	18	639
MatsukiyoCocokara & Co. (c)	4	62
Minebeamitsumi Inc.	5	76
Mitsubishi Chemical Group Corporation	15	89
Mitsubishi Corporation	39	1,336
Mitsubishi Electric Corporation	22	725
Mitsubishi Estate Co., Ltd.	12	347
Mitsubishi HC Capital Inc.	8	73
Mitsubishi Heavy Industries, Ltd.	35	966
Mitsubishi UFJ Financial Group, Inc.	120	2,019
Mitsui & Co., Ltd.	27	1,059
Mitsui Fudosan Co., Ltd.	29	312
Mitsui O.S.K. Lines, Ltd. (c)	4	152
Mizuho Financial Group, Inc.	27	1,057
MonotaRO Co., Ltd.	1	14
MS&AD Insurance Group Holdings, Inc.	15	391
Murata Manufacturing Co., Ltd.	19	429
Nec Corporation	13	332
NEXON Co., Ltd.	5	96
Nidec Corporation	11	136
Nintendo Co., Ltd. (c)	12	685
Nippon Building Fund Inc.	—	87
Nippon Paint Holdings Co., Ltd.	12	74
Nippon Sanso Holdings Corporation	2	64
Nippon Steel Corporation (c)	55	205
Nippon Telegraph and Telephone Corporation	289	288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Nippon Yusen Kabushiki Kaisha	5	169
Nissan Motor Co., Ltd. (a)	17	36
Niterra Co., Ltd.	2	98
Nitori Holdings Co., Ltd.	4	68
Nitto Denko Corporation	7	130
Nomura Holdings, Inc.	33	257
Nomura Research Institute, Ltd.	4	110
Obayashi Corporation	7	164
OBIC Co., Ltd.	3	71
Olympus Corporation	11	106
Oracle Corporation Japan	—	5
Oriental Land Co., Ltd.	12	210
ORIX Corporation	12	351
Osaka Gas Co., Ltd.	4	153
Otsuka Corporation	3	57
Otsuka Holdings Co., Ltd.	5	361
Pan Pacific International Holdings Corporation	28	174
Panasonic Holdings Corporation	24	398
Rakuten Group, Inc. (a)	19	87
Recruit Holdings Co., Ltd.	15	630
Renesas Electronics Corporation	16	229
Resona Holdings, Inc.	24	273
SBI Holdings, Inc.	6	108
SCREEN Holdings Co., Ltd.	2	118
Secom Co., Ltd.	5	176
Sekisui Chemical Co., Ltd.	4	73
Sekisui House, Ltd.	7	146
Seven & I Holdings Co., Ltd.	25	332
Shimadzu Corporation	3	78
Shimano Inc.	1	94
Shimizu Corporation	7	116
Shin-Etsu Chemical Co., Ltd.	19	788
Shionogi & Co., Ltd.	9	199
Shiseido Company, Limited	4	71
SMC Corporation	1	235
SoftBank Corp.	297	397
SoftBank Group Corp.	39	949
Sompo Holdings, Inc.	10	380
Sony Group Corporation	63	1,300
Square Enix Holdings Co., Ltd.	2	38
Subaru Corporation.	5	87
Sumitomo Corporation	13	477
Sumitomo Electric Industries, Ltd.	8	460
Sumitomo Metal Mining Co., Ltd.	3	162
Sumitomo Mitsui Financial Group, Inc.	41	1,313
Sumitomo Mitsui Trust Group, Inc.	7	234
Sumitomo Realty & Development Co., Ltd.	10	270
Suntory Beverage & Food Limited	1	40
Suzuki Motor Corporation	20	238
Sysmex Corporation	6	48
T&D Holdings, Inc.	5	133
Taisei Corporation	2	186
Takeda Pharmaceutical Company Limited	17	603
TDK Corporation	20	261
Terumo Corporation	16	211
The Chiba Bank, Ltd.	8	98
The Kansai Electric Power Company, Incorporated	12	192
TIS Inc.	3	58
Toho Co., Ltd.	7	76
Tokio Marine Holdings, Inc.	20	950
Tokyo Electric Power Company Holdings, Inc. (a)	13	53
Tokyo Electron Limited	5	1,145
Tokyo Gas Co., Ltd.	4	174
Tokyu Corporation	6	73
TOPPAN Holdings Inc.	3	69
Toray Industries, Inc.	16	111
Toyo Suisan Kaisha, Ltd.	1	84
Toyota Motor Corporation	122	2,488
Toyota Tsusho Corporation	8	291
Trend Micro Incorporated	1	30
Unicharm Corporation	12	67
West Japan Railway Company	5	99
Yamaha Motor Co., Ltd.	9	64
Yaskawa Electric Corporation	2	58
Yokogawa Electric Corporation	3	77
Yokohama Financial Group, Inc.	13	111
Zensho Holdings Co., Ltd.	1	47
ZOZO, Inc. (c)	3	23
		51,491
United Kingdom 3.6%
3i Group PLC	10	338
Admiral Group PLC	2	104
Anglo American PLC	12	490
Associated British Foods PLC	3	74
AstraZeneca PLC	16	3,193
Autotrader Group PLC	10	61
Aviva PLC	33	267
BAE Systems PLC	31	903
Barclays PLC	148	774
Barratt Redrow PLC	14	48
BP P.L.C.	163	1,279
British American Tobacco P.L.C.	23	1,334
BT Group PLC	61	170
Bunzl Public Limited Company	4	113
Centrica PLC	50	141
Coca-Cola Europacific Partners PLC	2	208
Compass Group PLC	18	500
CVC Capital Partners PLC (c)	8	110
Diageo PLC	23	436
Entain PLC	5	38
Experian PLC	10	340
Fiat Chrysler Automobiles N.V.	22	159
GSK PLC	42	1,165
Haleon PLC	95	468
Halma Public Limited Company	4	200
HSBC Holdings PLC	183	2,979
ICG PLC	3	59
Imperial Brands PLC	9	346
Informa PLC	13	130
InterContinental Hotels Group PLC	2	215
International Consolidated Airlines Group S.A.	37	171
Intertek Group PLC	2	87
J Sainsbury PLC	19	84
Kingfisher PLC	19	73
Legal & General Group PLC	60	196
Lloyds Banking Group PLC	627	775
London Stock Exchange Group PLC	5	582
M&G PLC	24	88
Melrose Industries PLC	14	92
National Grid PLC	53	888
NatWest Group PLC	82	605
Next PLC	1	215
Pearson PLC	6	81
Prudential Public Limited Company	27	375
Reckitt Benckiser Group PLC	7	461
Relx PLC	19	638
Rentokil Initial PLC	27	169
Rightmove PLC	8	45
Rolls-Royce Holdings PLC	88	1,331
Schroders PLC	10	78
SEGRO Public Limited Company	11	92
Severn Trent PLC	3	117
Shell PLC - Class A	60	2,810
Smith & Nephew PLC	10	155
Smiths Group PLC	3	91
Spirax Group PLC	1	63
SSE PLC	12	401
Standard Chartered PLC	20	407
Standard Life PLC	8	70
Tesco PLC	67	422
The Sage Group PLC.	11	125
Unilever PLC	23	1,293
United Utilities PLC	7	126
Vodafone Group Public Limited Company	206	310
Weir Group PLC(The)	3	102
Wise PLC - Class A (a)	7	83
		30,343
Canada 3.4%
Agnico Eagle Mines Limited	5	1,081

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Alimentation Couche-Tard Inc.	7	424
AltaGas Ltd.	3	114
ARC Resources Ltd. (c)	6	124
Bank of Montreal	7	1,015
Bank of Nova Scotia, The	13	917
Banque Nationale Du Canada (c)	4	541
Barrick Mining Corporation	18	727
BCE Inc. (c)	3	71
Bombardier Inc. - Class B (a)	1	164
Brookfield Corporation - Class A	19	787
CAE Inc. (a)	3	79
Cameco Corporation	4	481
Canadian Imperial Bank of Commerce	10	923
Canadian National Railway Company	6	592
Canadian Natural Resources Limited (c)	22	1,069
Canadian Pacific Kansas City Limited	10	757
Canadian Tire Corporation, Limited - Class A (c)	1	70
CCL Industries Inc. - Class B	2	104
Celestica Inc. (a)	1	343
Cenovus Energy Inc.	14	382
Chorus Limited - Class A	2	155
Constellation Software Inc.	—	390
Dollarama Inc.	3	346
Emera Incorporated (d)	3	167
Enbridge Inc.	23	1,254
Fairfax Financial Holdings Limited	—	337
FirstService Corporation	—	53
Fortis Inc.	5	297
Franco-Nevada Corporation	2	483
George Weston Limited	2	115
GFL Environmental Inc.	3	115
Great-West Lifeco Inc.	3	131
Groupe WSP Global Inc.	1	215
Hydro One Limited (c)	3	132
iA Societe Financiere Inc.	1	103
IGM Financial Inc. (c)	1	45
Imperial Oil Limited	2	212
Intact Financial Corporation	2	346
Keyera Corp. (d)	3	101
Kinross Gold Corporation	13	385
Les Vetements de Sport Gildan Inc. - Class A	2	111
Loblaw Companies Limited	6	283
Lululemon Athletica Inc. (a)	1	173
Lundin Gold Inc. (d)	1	82
Magna International Inc.	3	152
Manulife Financial Corporation	18	616
Metro Inc. - Class A	2	155
Nutrien Ltd. (c)	5	394
Open Text Corporation (c)	3	75
Pan American Silver Corp.	5	252
Pembina Pipeline Corporation	6	277
Power Corporation of Canada (c)	6	279
Quebecor Inc. - Class B	2	69
RB Global, Inc. (c)	2	187
Restaurant Brands International Limited Partnership	3	230
Rogers Communications Inc. - Class B	4	163
Royal Bank of Canada	15	2,403
Saputo Inc.	2	78
Shopify Inc. - Class A (a)	13	1,541
Stantec Inc.	1	101
Sun Life Financial Inc.	6	364
Suncor Energy Inc.	13	844
TC Energy Corporation (c)	11	689
Teck Resources Limited - Class B	5	242
TELUS Corporation	6	73
TFI International Inc.	1	81
Thomson Reuters Corporation	1	131
TMX Group Limited	3	108
Toronto-Dominion Bank, The	18	1,664
Tourmaline Oil Corp	4	187
Wheaton Precious Metals Corp.	5	631
		28,782
France 2.4%
Aeroports de Paris	—	51
Airbus SE	6	1,176
Amundi (d)	1	57
AXA	18	810
Biomerieux S.A.	1	62
BNP Paribas	11	1,024
Bollore SE	7	42
Bouygues	2	107
Bureau Veritas	4	110
Capgemini France	2	212
Compagnie de Saint-Gobain	5	404
Compagnie Generale des Etablissements Michelin	7	251
Credit Agricole S.A.	13	234
Danone	7	540
Dassault Aviation	—	76
Dassault Systemes	6	131
Engie	19	601
EssilorLuxottica	3	724
Hermes International	—	681
Kering	1	228
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,280
Legrand	3	433
L'Oreal	3	1,049
LVMH Moet Hennessy Louis Vuitton	3	1,480
Orange	19	398
Pernod Ricard	2	155
Publicis Groupe S.A.	2	203
Safran	4	1,188
Sanofi	12	1,157
Sartorius Stedim Biotech	—	57
Schneider Electric SE	6	1,559
Societe Generale	7	528
Thales	1	300
TotalEnergies SE	21	1,914
Veolia Environnement	7	248
VINCI	5	782
		20,252
Switzerland 2.4%
ABB Ltd. - Class N	17	1,352
Alcon AG	5	392
Amrize AG	6	318
Chocoladefabriken Lindt & Sprungli AG - Class N	—	143
Coca-Cola HBC AG	2	119
Compagnie Financiere Richemont S.A.	6	1,006
EMS-Chemie Holding AG	—	42
Galderma Group AG	1	286
Geberit AG - Class N	—	228
Givaudan S.A. - Class N	—	294
Glencore PLC	102	772
Holcim AG	5	433
Julius Bar Gruppe AG - Class N	2	151
Kuhne & Nagel International AG (c)	1	115
Lonza Group AG	1	482
Nestle S.A. - Class N	27	2,688
Novartis AG - Class N	20	3,072
Partners Group Holding AG	—	249
Roche Holding AG	7	2,895
Roche Holding AG	—	108
Sandoz Group AG	4	331
Schindler Holding AG - Class N	—	65
SGS S.A.	2	171
Sika AG	2	283
Sonova Holding AG	1	117
Straumann Holding AG - Class N (c)	1	120
Swiss Life Holding AG - Class N	—	332
Swiss Re AG (c)	3	522
Swisscom AG - Class N	—	223
UBS Group AG	33	1,291
Zurich Insurance Group AG - Class N	2	1,071
		19,671
Germany 2.1%
Adidas AG - Class N	2	306
Allianz SE	4	1,686
BASF SE - Class N	10	590

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Bayer Aktiengesellschaft - Class N	10	447
Bayerische Motoren Werke Aktiengesellschaft	3	283
Beiersdorf Aktiengesellschaft	1	89
BioNTech SE - ADR (a)	1	95
COMMERZBANK Aktiengesellschaft	9	335
Continental Aktiengesellschaft	1	91
Daimler Truck Holding AG	5	230
Deutsche Bank Aktiengesellschaft - Class N	20	600
Deutsche Borse Aktiengesellschaft - Class N	2	569
Deutsche Post AG - Class N	10	519
Deutsche Telekom AG - Class N	35	1,312
E.ON SE - Class N	24	529
Fresenius SE & Co. KGaA	4	227
Hannover Ruck SE - Class N	1	198
Heidelberg Materials AG	1	287
Henkel AG & Co. KGaA	1	90
Infineon Technologies AG - Class N	13	606
Mercedes-Benz Group AG - Class N	7	432
MERCK Kommanditgesellschaft auf Aktien	1	173
MTU Aero Engines AG - Class N	1	199
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	871
Rheinmetall Aktiengesellschaft	—	821
RWE Aktiengesellschaft	7	462
SAP SE	11	1,852
Siemens Aktiengesellschaft - Class N	8	1,904
Siemens Energy AG	8	1,380
Siemens Healthineers AG (d)	3	120
Talanx Aktiengesellschaft	1	67
Vonovia SE	9	236
		17,606
Australia 1.9%
Amcor Pty Ltd.	5	192
ANZ Group Holdings Limited	32	798
Aristocrat Leisure Limited	6	198
ASX Limited	2	86
Atlassian Corporation - Class A (a)	2	117
Australian Pipeline Trust	14	95
BHP Group Limited	52	1,835
BlueScope Steel Limited	4	81
Brambles Limited	14	222
Cochlear Limited	1	85
Coles Group Limited	15	225
Commonwealth Bank of Australia	18	2,074
Computershare Limited	6	113
CSL Limited	5	506
Evolution Mining Limited	22	198
Fortescue Ltd.	17	238
Goodman Funding Pty Ltd.	21	382
GPT Management Holdings Limited	20	62
Insurance Australia Group Limited	25	129
Lottery Corporation Limited, The	27	102
Macquarie Group Limited	4	545
Medibank Private Limited	32	95
Mirvac Limited	28	34
National Australia Bank Limited	32	926
Northern Star Resources Ltd.	16	224
Orica Limited	5	77
Origin Energy Limited	18	152
Pro Medicus Limited	1	45
Qantas Airways Limited	7	40
QBE Insurance Group Limited	15	224
REA Group Ltd. (c)	1	65
Rio Tinto Limited	4	448
Rio Tinto PLC	11	1,048
Santos Limited	32	174
Scentre Group Limited	57	132
SEEK Limited	3	29
SGH Limited	2	51
Sigma Healthcare Ltd.	59	109
Sonic Healthcare Limited	6	78
South32 Limited	45	135
Stockland Corporation Ltd.	29	88
Suncorp Group Limited	11	128
Telstra Group Limited	41	152
TPG Corporation Limited	7	18
Transurban Holdings Limited	33	326
Vicinity Centres RE Ltd.	34	55
Wesfarmers Limited	12	620
Westpac Banking Corporation	36	1,002
WHSP Holdings Ltd.	3	71
WiseTech Global Limited	2	57
Woodside Energy Group Ltd.	20	481
Woolworths Group Limited	13	327
		15,694
Netherlands 1.2%
Adyen N.V. (a) (d)	—	314
ASM International N.V.	—	355
ASML Holding N.V.	4	5,474
DSM-Firmenich AG	2	177
Exor Nederland N.V.	1	83
HAL Trust	—	76
Heineken Holding N.V.	1	96
Heineken N.V.	3	227
ING Groep N.V.	31	804
JDE Peet's N.V.	2	66
Koninklijke Ahold Delhaize N.V.	9	430
Koninklijke KPN N.V.	41	226
Koninklijke Philips N.V.	9	248
NN Group N.V.	3	227
NXP Semiconductors N.V.	3	505
Prosus N.V. - Class N	12	545
STMicroelectronics N.V.	7	234
Wolters Kluwer N.V. - Class C	3	191
		10,278
Spain 0.9%
ACS, Actividades de Construccion y Servicios, S.A.	2	280
AENA S.M.E., S.A.	8	233
Amadeus IT Holding, S.A. (d)	5	274
Banco Bilbao Vizcaya Argentaria Sociedad Anonima	60	1,302
Banco Santander, S.A.	156	1,749
CaixaBank, S.A.	37	436
Cellnex Telecom, S.A. (d)	6	197
EDP Renovaveis, S.A. (c)	3	51
Endesa, S.A.	3	133
Ferrovial SE	5	316
Iberdrola, Sociedad Anonima	65	1,481
Industria de Diseno Textil, S.A.	12	677
Naturgy Energy Group S.A. (c)	1	38
Repsol S.A.	12	338
Telefonica, S.A. (c)	46	203
		7,708
Sweden 0.9%
AB Sagax - Class B	2	40
AB Sagax - Class D	—	1
Aktiebolaget Industrivarden - Class A	1	64
Aktiebolaget Industrivarden - Class C (c)	2	81
Aktiebolaget SKF - Class B	4	105
Aktiebolaget Volvo - Class A	2	60
Aktiebolaget Volvo - Class B	16	538
Alfa Laval AB	3	157
ASSA ABLOY AB - Class B	11	400
Atlas Copco Aktiebolag - Class A	27	468
Atlas Copco Aktiebolag - Class B	17	261
Axfood AB	1	46
Boliden AB (a)	3	155
Epiroc Aktiebolag - Class A	7	160
Epiroc Aktiebolag - Class B	4	87
EQT AB (d)	8	233
Essity Aktiebolag (publ) - Class B	6	164
Evolution AB (publ) (d)	2	116
Fastighets AB Balder - Class B (a)	9	50
G&L Beijer Ref AB - Class B (c)	4	54
H & M Hennes & Mauritz AB - Class B (c)	4	80
Hexagon Aktiebolag - Class B	23	222
Holmen Aktiebolag - Class B (c)	1	37
Indutrade Aktiebolag (c)	2	50
Investmentaktiebolaget Latour - Class B	1	31

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Investor Aktiebolag - Class A	6	222
Investor Aktiebolag - Class B	19	731
L E Lundbergforetagen Aktiebolag (publ) - Series B	1	40
Lifco AB (Publ) - Class B	3	78
NIBE Industrier AB - Class B	21	88
Nordnet AB	2	59
SAAB Aktiebolag - Class B (c)	4	257
Sandvik Aktiebolag	10	397
Securitas AB - Class B	5	92
Skandinaviska Enskilda Banken AB - Class A (c)	15	277
Skanska AB - Class B (c)	4	99
SSAB AB - Class A	—	2
SSAB AB - Class B	8	66
Svenska Cellulosa Aktiebolaget SCA - Class B (c)	5	53
Svenska Handelsbanken AB - Class A (c)	16	205
Swedbank AB - Class A	10	357
Swedish Orphan Biovitrum AB (Publ) (a)	2	71
Tele2 AB - Class B	6	131
Telefonaktiebolaget LM Ericsson - Class B (c)	27	312
Telia Company AB (c)	24	123
Trelleborg AB - Class B	2	78
		7,398
Italy 0.8%
A2a S.P.A.	20	57
Assicurazioni Generali Societa' Per Azioni	9	369
Banca Mediolanum SpA	3	54
Banca Monte dei Paschi di Siena S.p.A.	23	202
Banco BPM Societa' Per Azioni (c)	14	199
Bper Banca S.P.A.	14	186
Buzzi S.p.A.	1	39
Davide Campari-Milano N.V.	7	48
ENEL - SPA	83	902
Eni S.P.A.	21	605
Ferrari N.V.	1	451
Finecobank Banca Fineco S.P.A.	7	149
Infrastrutture Wireless Italiane S.p.A. (c) (d)	3	25
Intesa Sanpaolo SPA	161	970
Leonardo S.p.A.	4	283
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	1	25
Moncler S.p.A.	2	133
Poste Italiane - Societa' Per Azioni (d)	4	104
Prysmian S.p.A.	3	356
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	58
Snam S.p.A.	22	167
Telecom Italia S.p.A.	126	88
Terna - Rete Elettrica Nazionale Societa Per Azioni	15	166
Unicredit, Societa' Per Azioni	16	1,158
		6,794
Hong Kong 0.5%
AIA Group Limited	111	1,225
Budweiser Brewing Company APAC Limited (c) (d)	24	22
CK Asset Holdings Limited	19	111
CK Hutchison Holdings Limited	28	215
CK Infrastructure Holdings Limited	4	28
CLP Holdings Limited	19	183
Henderson Land Development Company Limited	12	46
HKT Trust	39	61
Hong Kong And China Gas Company Limited -The-	121	110
Hong Kong Exchanges and Clearing Limited	13	637
Jardine Matheson Holdings Limited	2	158
Link Real Estate Investment Trust	27	126
MTR Corporation Limited (c)	18	75
Power Assets Holdings Limited	14	109
Sino Land Company Limited	36	52
Sun Hung Kai Properties Limited	17	291
Swire Pacific Limited - Class A	4	45
Swire Properties Limited	10	29
Techtronic Industries Company Limited	15	205
WH Group Limited (d)	89	118
Wharf (Holdings) Limited, The (c)	14	39
Wharf Real Estate Investment Company Limited	18	52
		3,937
Denmark 0.4%
A.P. Moller - Maersk A/S - Class A (c)	—	68
A.P. Moller - Maersk A/S - Class B (c)	—	89
Carlsberg A/S - Class B	1	131
Coloplast A/S - Class B	1	101
Danske Bank A/S	7	322
DSV A/S	2	491
Genmab A/S (a)	1	178
Novo Nordisk A/S - Class B (c)	34	1,243
Novozymes A/S - Class B	4	221
Orsted A/S (a) (d)	5	130
Pandora A/S	1	65
Tryg A/S	3	81
Vestas Wind Systems A/S	10	300
		3,420
Singapore 0.4%
Capitaland Ascendas REIT	43	84
Capitaland Group Pte. Ltd.	60	108
Capitaland Investment Limited	23	49
DBS Group Holdings Ltd.	22	960
Genting Singapore Limited (c)	45	24
Jardine Cycle & Carriage Limited	1	22
Keppel Ltd.	15	139
Mpact Treasury Company Pte. Ltd. (c) (d)	25	26
Oversea-Chinese Banking Corporation Limited	35	594
Singapore Airlines Limited	16	85
Singapore Exchange Limited	9	132
Singapore Technologies Engineering Ltd.	18	149
Singapore Telecommunications Limited	87	337
United Overseas Bank Limited	14	407
Wilmar International Limited	15	46
		3,162
Finland 0.3%
Elisa Oyj	2	77
Fortum Oyj (c)	4	104
Kesko Oyj - Class A	1	27
Kesko Oyj - Class B	2	48
Kone Corporation - Class B	4	236
Metso Oyj	7	127
Neste Oyj	4	140
Nokia Oyj	55	441
Nordea Bank Abp (c)	35	594
Orion Oyj - Class B	1	111
Sampo Oyj - Class A	27	287
Stora Enso Oyj - Class R (c)	6	74
UPM-Kymmene Oyj	6	180
Wartsila Oyj Abp	5	186
		2,632
Belgium 0.3%
Ackermans	—	75
Ageas SA/NV	2	123
Anheuser-Busch InBev	10	705
Argenx SE (a)	1	476
D'Ieteren Group	—	37
Elia Group	—	67
Groep Brussel Lambert	1	74
KBC Groep	3	327
Lotus Bakeries (c)	—	45
Sofina	—	45
Syensqo (c)	1	46
U C B	1	380
Warehouses De Pauw	2	47
		2,447
Norway 0.2%
Aker BP ASA	3	117
DNB Bank ASA	8	254
Equinor ASA	8	347
Gjensidige Forsikring ASA	2	53
Kongsberg Gruppen ASA	5	198
Mowi ASA	4	96
Norsk Hydro ASA	15	161
Orkla ASA	8	96
SalMar ASA	1	67

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Storebrand ASA	4	78
Telenor ASA	6	114
Var Energi ASA	8	41
Vend Marketplaces ASA - Class B	2	45
Yara International ASA	2	96
		1,763
Israel 0.2%
Azrieli Group Ltd.	—	48
Bank Hapoalim B.M.	14	330
Bank Leumi Le-Israel B.M.	16	350
Elbit Systems Ltd.	—	215
ICL Group Ltd.	8	42
Israel Discount Bank Limited	14	137
Mizrahi Tefahot Bank Ltd.	2	112
Nice Ltd. (a)	1	74
Teva Pharmaceutical Industries Ltd. (a)	12	360
		1,668
Ireland 0.2%
CRH Public Limited Company	7	733
Kerry Group Public Limited Company - Class A	2	138
Kingspan Group Public Limited Company	2	133
Smurfit Westrock Public Limited Company	6	225
		1,229
Poland 0.1%
Allegro.eu (a) (d)	7	51
Bank Polska Kasa Opieki - Spolka Akcyjna	2	132
Dino Polska Spolka Akcyjna (a) (d)	4	39
ING Bank Slaski Spolka Akcyjna	—	47
KGHM Polska Miedz Spolka Akcyjna (a)	1	96
LPP Spolka Akcyjna	—	79
Orlen S A	6	225
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	9	218
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	7	117
Santander Bank Polska Spolka Akcyjna	—	65
		1,069
Argentina 0.1%
MercadoLibre, Inc. (a)	1	865
Tenaris S.A.	3	95
		960
Austria 0.1%
Andritz AG (c)	1	48
BAWAG Group AG (d)	1	124
Erste Group Bank AG (c)	3	343
OMV Aktiengesellschaft (c)	2	110
Raiffeisen Bank International AG (c)	1	55
Telekom Austria Aktiengesellschaft	2	19
Verbund AG (c)	1	59
		758
Chile 0.1%
Antofagasta PLC	4	165
Lundin Mining Corporation	7	185
		350
Portugal 0.1%
EDP, S.A.	32	167
Galp Energia, SGPS, S.A. - Class B	4	89
Jeronimo Martins, SGPS S.A.	3	72
		328
South Korea 0.0%
Coupang, Inc. - Class A (a)	15	275
Mexico 0.0%
Fresnillo PLC	2	92
Southern Copper Corporation	1	168
		260
Luxembourg 0.0%
ArcelorMittal	4	227
New Zealand 0.0%
Auckland International Airport Limited	17	78
Fisher & Paykel Healthcare Corporation Limited	6	118
Meridian Energy Limited	9	30
		226
Zambia 0.0%
First Quantum Minerals Ltd. (a)	7	173
China 0.0%
WuXi Biologics (Cayman) Inc. (a) (d)	38	163
Macau 0.0%
Galaxy Entertainment Group Limited	23	104
Sands China Ltd.	22	48
		152
Jersey 0.0%
Aptiv PLC (a)	2	151
Colombia 0.0%
Zijin Gold International Company Limited	4	93
Democratic Republic of the Congo 0.0%
Ivanhoe Mines Ltd. - Class A (a) (c)	8	70
Czech Republic 0.0%
CSG N.V. - Class A (a)	1	41
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Russian Federation 0.0%
Evraz PLC (a) (d) (e)	3	—
Total Common Stocks (cost $557,984)		833,746
PREFERRED STOCKS 0.1%
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	1	61
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	43
Henkel AG & Co. KGaA (f)	2	126
Sartorius Aktiengesellschaft	—	55
Volkswagen Aktiengesellschaft (f)	2	220
		505
Switzerland 0.0%
Chocoladefabriken Lindt & Sprungli AG	—	141
Schindler Holding AG	—	148
		289
Italy 0.0%
Telecom Italia S.p.A.	72	59
Total Preferred Stocks (cost $903)		853
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (e)	—	—
Total Warrants (cost $0)		—
RIGHTS 0.0%
Singapore 0.0%
Capitaland Ascendas REIT (a) (g)	1	—
Italy 0.0%
Telecom Italia S.p.A. (a) (g)	51	—
Telecom Italia S.p.A. (a) (g)	126	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (b) (h)	4,456	4,456
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (b) (h)	2,206	2,206
Total Short Term Investments (cost $6,662)		6,662
Total Investments 99.8% (cost $565,549)		841,261
Other Derivative Instruments 0.0%		137
Other Assets and Liabilities, Net 0.2%		1,903
Total Net Assets 100.0%		843,301

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	847	17	18	4	10	9	865	0.1
JNL Government Money Market Fund, 3.53% - Class I	4,798	22,946	23,288	46	—	—	4,456	0.5
JNL Government Money Market Fund, 3.63% - Class SL	2,905	8,180	8,879	22	—	—	2,206	0.3
	8,550	31,143	32,185	72	10	9	7,527	0.9

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	05/29/20	582	314	0.1
Allegro.eu	12/15/23	59	51	—
Amadeus IT Holding, S.A.	09/22/17	346	274	0.1
Amundi	11/30/17	53	57	—
BAWAG Group AG	04/23/21	76	124	—
Budweiser Brewing Company APAC Limited	10/15/19	60	22	—
Cellnex Telecom, S.A.	10/28/19	259	197	—
Dino Polska Spolka Akcyjna	06/18/21	49	39	—
Emera Incorporated	09/22/17	138	167	—
EQT AB	12/16/22	203	233	0.1
Evolution AB (publ)	11/30/20	159	116	—
Evraz PLC	05/28/19	25	—	—
Infrastrutture Wireless Italiane S.p.A.	04/23/25	28	25	—
Keyera Corp.	09/22/17	80	101	—
Lundin Gold Inc.	12/19/25	88	82	—
Mpact Treasury Company Pte. Ltd.	11/26/19	34	26	—
Orsted A/S	09/25/17	112	130	—
Poste Italiane - Societa' Per Azioni	09/22/17	67	104	—
Siemens Healthineers AG	06/18/21	151	120	—
WH Group Limited	09/26/17	78	118	—
WuXi Biologics (Cayman) Inc.	12/17/21	144	163	—
		2,791	2,463	0.3

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	7	June 2026	EUR	395	3	(12)
FTSE 100 Index	2	June 2026	GBP	206	2	(2)
S&P 500 Index	15	June 2026		5,015	141	(87)
S&P/ASX 200 Index	1	June 2026	AUD	216	—	(2)
S&P/TSX 60 Index	1	June 2026	CAD	378	6	2
Topix Index	3	June 2026	JPY	109,514	(10)	(28)
					142	(129)

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	06/17/26	AUD	7	5	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	MSC	06/17/26	CAD	202	146	(4)
EUR/USD	UBS	06/17/26	EUR	506	587	(1)
JPY/USD	HSB	06/17/26	JPY	25,004	158	—
USD/GBP	CIT	06/17/26	GBP	(27)	(36)	—
					860	(5)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	624,601	209,145	—	833,746
Preferred Stocks	—	853	—	853
Warrants	—	—	—	—
Rights	—	—	—	—
Short Term Investments	6,662	—	—	6,662
	631,263	209,998	—	841,261
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
Open Forward Foreign Currency Contracts	—	—	—	—
	2	—	—	2
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(131)	—	—	(131)
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
	(131)	(5)	—	(136)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.2%
Industrials 17.8%
AGCO Corporation	131	15,206
Alaska Air Group, Inc. (a)	211	7,744
Allegion Public Limited Company	117	17,009
Builders FirstSource, Inc. (a)	68	5,629
Delta Air Lines, Inc.	196	13,053
FedEx Corporation	31	10,922
Ferguson Enterprises Inc.	53	12,288
Flowserve Corporation	168	12,333
GFL Environmental Inc.	304	12,704
Hubbell Incorporated	25	12,250
Ingersoll Rand Inc.	134	10,748
ITT Inc.	49	9,402
J.B. Hunt Transport Services, Inc.	56	11,813
Jacobs Solutions Inc.	113	14,332
KBR, Inc.	203	7,479
L3Harris Technologies, Inc.	55	19,013
Leidos Holdings, Inc.	79	12,332
Nordson Corporation	34	9,039
Nvent Electric Public Limited Company	143	16,874
Otis Worldwide Corporation	136	10,492
PACCAR Inc	103	11,868
Pentair Public Limited Company	152	13,268
Southwest Airlines Co.	249	9,366
StandardAero, Inc. (a)	131	3,392
Stanley Black & Decker, Inc.	140	9,946
Terex Corporation	111	6,551
TransUnion	188	13,026
Westinghouse Air Brake Technologies Corporation	89	22,325
		330,404
Financials 17.3%
American International Group, Inc.	184	13,847
Assurant, Inc.	73	15,821
Brown & Brown, Inc.	131	8,532
Carlyle Group Inc., The	193	9,339
Columbia Banking System, Inc.	323	8,847
Corebridge Financial, Inc.	436	10,402
East West Bancorp, Inc.	128	13,651
Equitable Holdings, Inc.	169	6,284
Everest Group, Ltd.	34	10,975
Fidelity National Information Services, Inc.	222	10,407
Fifth Third Bancorp	282	13,102
Global Payments Inc.	206	13,884
Hanover Insurance Group Inc, The	32	5,583
Hartford Insurance Group, Inc., The	178	24,030
Lincoln National Corporation	332	11,773
London Stock Exchange Group PLC	69	8,096
M&T Bank Corporation	89	18,306
Northern Trust Corporation	145	20,210
Prosperity Bancshares, Inc.	121	8,144
Raymond James Financial, Inc.	133	19,320
Regions Financial Corporation	571	14,927
SLM Corporation	462	9,888
Synchrony Financial	140	9,518
TPG Inc. - Class A	167	6,760
Voya Financial, Inc.	160	10,915
Willis Towers Watson Public Limited Company	64	18,527
		321,088
Energy 9.2%
Baker Hughes Company - Class A	189	11,556
Chord Energy Corporation	73	10,390
Diamondback Energy, Inc.	99	19,679
Expand Energy Corporation	161	17,717
Peabody Energy Corporation	189	6,224
Permian Resources Corporation - Class A	1,086	23,147
Plains GP Holdings, L.P. - Class A (a)	604	14,655
Targa Resources Corp.	90	22,566
TechnipFMC PLC	263	18,176
Valero Energy Corporation	106	26,313
		170,423
Information Technology 9.1%
CDW Corp.	65	7,835
Check Point Software Technologies Ltd. (a)	59	8,491
Cognizant Technology Solutions Corporation - Class A	144	8,843
Coherent Corp. (a)	53	12,713
Corning Incorporated	169	22,957
Entegris, Inc.	118	13,884
Flex Ltd. (a)	398	26,037
MACOM Technology Solutions Holdings, Inc. (a)	25	5,571
NXP Semiconductors N.V.	60	11,736
Pegasystems Inc.	100	4,262
Qnity Electronics, Inc.	74	8,536
Seagate Technology Holdings Public Limited Company	39	15,111
Skyworks Solutions, Inc.	100	5,373
TE Connectivity Public Limited Company	45	9,396
Zebra Technologies Corporation - Class A (a)	39	8,098
		168,843
Consumer Discretionary 8.9%
Aptiv PLC (a)	234	16,240
Aramark	401	16,248
Birkenstock Holding PLC (a) (b)	185	6,631
Brightstar Lottery PLC	492	6,270
Brunswick Corporation	170	12,364
Darden Restaurants, Inc.	48	9,472
Gap, Inc., The	183	4,430
Group 1 Automotive, Inc.	19	6,291
Hyatt Hotels Corporation - Class A (b)	94	13,479
LKQ Corporation	383	11,254
Mohawk Industries, Inc. (a)	87	8,576
Newell Brands Inc.	1,023	3,509
PulteGroup, Inc.	154	18,069
Ross Stores, Inc.	79	17,117
Viking Holdings Ltd. (a)	195	14,346
		164,296
Utilities 8.5%
Alliant Energy Corporation	266	19,068
Atmos Energy Corporation	77	14,183
CenterPoint Energy, Inc.	379	16,366
CMS Energy Corporation	248	19,277
Evergy, Inc.	128	10,514
PG&E Corporation	1,315	23,101
Pinnacle West Capital Corporation	157	15,807
Public Service Enterprise Group Incorporated	235	19,009
Sempra	167	16,197
Talen Energy Corporation (a)	11	3,551
		157,073
Health Care 8.0%
Agilent Technologies, Inc.	164	18,642
Becton, Dickinson and Company	71	11,204
Biogen Inc. (a)	48	8,832
BioNTech SE - ADR (a)	57	5,104
Cencora, Inc.	38	12,094
Cooper Companies, Inc., The (a)	109	7,789
GE HealthCare Technologies Inc.	107	7,642
Humana Inc.	69	11,973
Icon Public Limited Company (a)	57	6,360
Labcorp Holdings Inc.	47	12,615
MiniMed Group, Inc. (a)	503	7,506
Revvity, Inc.	90	7,869
Steris Public Limited Company	52	11,413
Universal Health Services, Inc. - Class B	62	11,050
Waters Corporation (a)	31	9,102
		149,195
Real Estate 7.3%
Brixmor Property Group Inc.	547	15,761
Equity Lifestyle Properties, Inc.	224	14,009
Essex Property Trust, Inc.	47	11,460
Extra Space Storage Inc.	117	15,331
Jones Lang LaSalle Incorporated (a)	55	16,659
Mid-America Apartment Communities, Inc.	87	10,575
Rexford Industrial Realty, Inc.	226	7,384

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Ventas, Inc.	189	15,492
VICI Properties Inc.	508	13,884
W.P. Carey Inc.	221	15,023
		135,578
Consumer Staples 5.9%
Albertsons Companies, Inc. - Class A	607	10,350
BJ's Wholesale Club Holdings, Inc. (a)	98	9,616
Brown-Forman Corporation - Class B	297	7,858
Campbell's Company, The (b)	196	4,363
Ingredion Incorporated	93	10,440
Kenvue Inc.	891	15,362
Pernod Ricard	126	9,424
Sysco Corporation	168	11,975
Tyson Foods, Inc. - Class A	163	10,441
US Foods Holding Corp. (a)	205	18,909
		108,738
Materials 5.3%
Amcor Pty Ltd.	238	9,475
Ashland Inc.	181	10,085
Avery Dennison Corporation	66	11,480
DuPont de Nemours, Inc.	209	9,584
Eastman Chemical Company	183	13,957
Graphic Packaging Holding Company	578	5,741
International Flavors & Fragrances Inc.	151	10,944
International Paper Company	237	8,449
James Hardie Industries Public Limited Company (a)	387	7,332
Nucor Corporation	71	11,944
		98,991
Communication Services 0.9%
Nexstar Media Group, Inc. - Class A	37	6,704
Omnicom Group Inc.	129	9,682
		16,386
Total Common Stocks (cost $1,532,048)		1,821,015
PREFERRED STOCKS 0.6%
Industrials 0.6%
Boeing Company, The, 6.00%, 10/15/27 (c)	182	11,792
Total Preferred Stocks (cost $9,088)		11,792
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	20,105	20,105
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (d) (e)	6,304	6,304
Total Short Term Investments (cost $26,409)		26,409
Total Investments 100.2% (cost $1,567,545)		1,859,216
Other Assets and Liabilities, Net (0.2)%		(4,393)
Total Net Assets 100.0%		1,854,823

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	25,291	77,521	82,707	223	—	—	20,105	1.1
JNL Government Money Market Fund, 3.63% - Class SL	3,374	43,851	40,921	32	—	—	6,304	0.3
	28,665	121,372	123,628	255	—	—	26,409	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,803,495	17,520	—	1,821,015
Preferred Stocks	11,792	—	—	11,792
Short Term Investments	26,409	—	—	26,409
	1,841,696	17,520	—	1,859,216

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 94.9%
Financials 87.4%
3i Group PLC	17	549
Alaris Royalty Corp. (a)	—	2
Antin Infrastructure Partners	10	118
Apollo Global Management, Inc.	8	913
Ares Management Corporation - Class A	6	668
B. Riley & Co., LLC (b)	4	26
B.P.Marsh & Partners PLC	3	26
Blackstone Inc. - Class A	13	1,518
Blue Owl Capital Inc. - Class A	23	210
Bridgepoint Group PLC (a)	61	191
Brookfield Asset Management Ltd. - Class A	16	703
Carlyle Group Inc., The	9	448
China Merchants China Direct Investments Limited	12	25
Chrysalis Investments Limited (b)	1	1
Compass Diversified Holdings	15	115
Creades AB (publ) - Class A	5	39
CVC Capital Partners PLC	33	439
Deutsche Beteiligungs AG	2	63
DigitalBridge Group, Inc. - Class A	10	147
EQT AB (a)	23	702
Eurazeo	2	108
Exor Nederland N.V.	1	86
Fairfax India Holdings Corporation (b) (c)	1	11
Flat Capital AB (publ) - Class B (b)	17	17
Foresight Group Holdings Limited	17	79
GCM Grosvenor Inc. - Class A	—	1
Georgia Capital PLC (b)	3	160
Gimv	2	130
Hamilton Lane Incorporated - Class A	1	78
ICG PLC	15	298
Integral Corporation	2	44
IP Group PLC	55	39
JAFCO Group Co., Ltd.	7	96
Japan Investment Adviser Co., Ltd.	5	64
Kinnevik AB - Class B (b)	5	29
KKR & Co. Inc. - Class A	16	1,485
Linc AB (b)	1	12
Mivtach Shamir Holdings Ltd.	—	2
Molten Ventures PLC (b)	—	1
Mutares SE & Co. KGaA	3	103
ONEX Corporation	3	243
Partners Group Holding AG	1	720
Patria Investments Ltd. - Class A	8	98
Ratos AB - Class B	35	119
Roko AB (publ) - Class B (b)	1	161
SBI Holdings, Inc.	19	361
Sofina	—	60
StepStone Group Inc. - Class A	4	172
T. Rowe Price Group, Inc.	6	589
Tamburi Investment Partners S.P.A.	2	15
Tikehau Capital	5	88
TPG Inc. - Class A	5	190
Vinci Partners Investimentos Ltda - Class A	5	56
VNV Global AB (publ) (b)	2	4
Wendel	2	180
		12,802
Industrials 5.7%
Ackermans	1	359
Brookfield Business Corporation - Class A	7	223
Dream Incubator Inc.	—	2
Investmentaktiebolaget Latour - Class B	8	163
Italmobiliare Societa' Per Azioni	3	88
		835
Health Care 0.9%
MedCap AB (publ) (b)	2	91
Puretech Health PLC (b)	30	43
		134
Communication Services 0.7%
Stagwell, Inc. - Class A (b)	18	111
Information Technology 0.2%
Smaregi Inc.	2	24
Total Common Stocks (cost $16,465)		13,906
INVESTMENT COMPANIES 4.8%
3I Infrastructure PLC	31	139
Augmentum Fintech PLC	1	2
HBM Healthcare Investments AG	—	1
HgCapital Trust PLC	27	140
ICG Enterprise Trust PLC	5	80
NB Private Equity Partners Limited	4	68
Oakley Capital Investments Limited	13	80
Pantheon International PLC	25	119
RIT Capital Partners PLC	2	56
Syncona Limited	16	19
Total Investment Companies (cost $742)		704
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	68	68
Total Short Term Investments (cost $68)		68
Total Investments 100.2% (cost $17,275)		14,678
Other Assets and Liabilities, Net (0.2)%		(29)
Total Net Assets 100.0%		14,649

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $11 and 0.1% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	95	897	924	—	—	—	68	0.5
JNL Government Money Market Fund, 3.63% - Class SL	414	307	721	1	—	—	—	—
	509	1,204	1,645	1	—	—	68	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	01/26/26	2	2	—
Bridgepoint Group PLC	06/21/24	242	191	1.3
EQT AB	12/20/24	745	702	4.8
		989	895	6.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	7,673	5,129	—	12,802
Industrials	223	612	—	835
Health Care	—	134	—	134
Communication Services	111	—	—	111
Information Technology	—	24	—	24
Investment Companies	—	704	—	704
Short Term Investments	68	—	—	68
	8,075	6,603	—	14,678

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund
COMMON STOCKS 99.3%
Health Care 18.6%
Agilent Technologies, Inc.	4	464
Align Technology, Inc. (a)	3	461
Becton, Dickinson and Company	5	862
Biogen Inc. (a)	5	952
BioMarin Pharmaceutical Inc. (a)	17	963
Bio-Techne Corporation	17	870
Cigna Group, The	4	970
DexCom, Inc. (a)	7	470
Elevance Health, Inc.	2	449
GE HealthCare Technologies Inc.	12	859
Humana Inc.	2	334
Insulet Corporation (a)	2	411
Ionis Pharmaceuticals, Inc. (a)	6	469
IQVIA Holdings Inc (a)	3	450
Labcorp Holdings Inc.	2	504
ResMed Inc.	4	862
Royalty Pharma PLC - Class A	23	1,100
Waters Corporation (a)	2	459
West Pharmaceutical Services, Inc.	2	476
Zimmer Biomet Holdings, Inc.	10	943
		13,328
Industrials 16.4%
Acuity Brands, Inc.	3	854
Allegion Public Limited Company	3	451
Allison Systems, Inc.	4	474
Broadridge Financial Solutions, Inc.	2	366
Carrier Global Corporation	8	454
CNH Industrial N.V.	42	465
Core & Main, Inc. - Class A (a)	9	468
Equifax Inc.	5	844
Generac Holdings Inc. (a)	3	577
Huntington Ingalls Industries, Inc.	2	593
L3Harris Technologies, Inc.	2	599
Masco Corporation	15	916
Nordson Corporation	2	563
Oshkosh Corporation	4	563
Otis Worldwide Corporation	11	865
PACCAR Inc	4	519
Sensata Technologies Holding PLC	15	513
SS&C Technologies Holdings, Inc.	6	391
TransUnion	12	853
United Rentals, Inc.	1	418
		11,746
Information Technology 13.5%
Akamai Technologies, Inc. (a)	10	1,182
Cloudflare, Inc. - Class A (a)	2	482
Datadog, Inc. - Class A (a)	7	803
Dynatrace, Inc. (a)	11	412
Entegris, Inc.	4	470
Fortinet, Inc. (a)	6	481
Littelfuse, Inc.	2	523
Marvell Technology, Inc.	10	1,018
Monolithic Power Systems, Inc.	—	487
NXP Semiconductors N.V.	4	870
ON Semiconductor Corporation (a)	8	492
Vontier Corporation	26	920
Workday, Inc. - Class A (a)	2	297
Zoom Communications, Inc. - Class A (a)	12	940
Zscaler, Inc. (a)	2	284
		9,661
Materials 11.8%
Air Products and Chemicals, Inc.	2	601
Albemarle Corporation	6	1,165
Amcor Pty Ltd.	23	930
AptarGroup, Inc.	4	446
Ball Corporation	10	611
Celanese Corporation - Class A	9	604
CF Industries Holdings, Inc.	7	864
Corteva, Inc.	13	1,130
Dow Inc.	14	574
DuPont de Nemours, Inc.	23	1,034
International Flavors & Fragrances Inc.	8	551
		8,510
Consumer Discretionary 9.4%
Airbnb, Inc. - Class A (a)	8	952
Asbury Automotive Group, Inc. (a)	2	406
Brunswick Corporation	7	476
Carnival Corporation	36	942
ETSY, Inc. (a)	18	881
Gentex Corporation	22	475
Hasbro, Inc.	6	560
Lithia Motors, Inc. - Class A	1	369
Mattel, Inc. (a)	24	349
Nike, Inc. - Class B	8	413
Norwegian Cruise Line Holdings Ltd. (a) (b)	23	427
Wynn Resorts, Limited	5	473
		6,723
Financials 8.6%
Ameriprise Financial, Inc.	1	454
Block, Inc. - Class A (a)	7	435
Carlyle Group Inc., The	10	469
Fidelity National Information Services, Inc.	7	349
Jack Henry & Associates, Inc.	5	866
LPL Financial Holdings Inc.	1	403
MarketAxess Holdings Inc.	3	422
MSCI Inc. - Class A	1	452
Raymond James Financial, Inc.	3	453
Stifel Financial Corp.	6	479
T. Rowe Price Group, Inc.	10	894
U.S. Bancorp	10	500
		6,176
Consumer Staples 8.3%
Brown-Forman Corporation - Class B	19	503
Clorox Company, The	4	433
Constellation Brands, Inc. - Class A	3	474
Estee Lauder Companies Inc., The - Class A	5	367
Hershey Company, The	3	573
Ingredion Incorporated	4	468
Kimberly-Clark Corporation	5	476
Kraft Heinz Company, The	40	889
Lamb Weston Holdings, Inc.	19	788
Mondelez International, Inc. - Class A	17	988
		5,959
Energy 5.0%
Devon Energy Corporation	24	1,186
Diamondback Energy, Inc.	3	616
EOG Resources, Inc.	4	641
SLB Limited	23	1,173
		3,616
Utilities 3.0%
Essential Utilities, Inc.	13	522
Evergy, Inc.	7	551
FirstEnergy Corp.	11	557
Portland General Electric Company	10	545
		2,175
Real Estate 2.4%
Crown Castle Inc.	11	872
SBA Communications Corporation - Class A	5	861
		1,733
Communication Services 2.3%
Omnicom Group Inc.	6	424
Pinterest, Inc. - Class A (a)	18	338
Reddit, Inc. - Class A (a)	3	459
Warner Music Group Corp. - Class A	17	437
		1,658
Total Common Stocks (cost $69,908)		71,285
INVESTMENT COMPANIES 0.2%
iShares Core S&P Mid-Cap ETF	3	196
Total Investment Companies (cost $206)		196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	202	202
Total Short Term Investments (cost $202)		202
Total Investments 99.8% (cost $70,316)		71,683
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net 0.2%		108
Total Net Assets 100.0%		71,800

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Morningstar SMID Moat Focus Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	216	2,548	2,562	2	—	—	202	0.3
JNL Government Money Market Fund, 3.63% - Class SL	—	771	771	—	—	—	—	—
	216	3,319	3,333	2	—	—	202	0.3

JNL/Morningstar SMID Moat Focus Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	1	June 2026	337	9	3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar SMID Moat Focus Index Fund
Assets - Securities
Common Stocks	71,285	—	—	71,285
Investment Companies	196	—	—	196
Short Term Investments	202	—	—	202
	71,683	—	—	71,683
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
	3	—	—	3

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.7%
Information Technology 30.6%
Accenture Public Limited Company - Class A	9	1,703
Adobe Inc. (a)	6	1,403
Advanced Micro Devices, Inc. (a)	23	4,648
Applied Materials, Inc.	11	3,800
AppLovin Corporation - Class A (a)	3	1,186
Arista Networks, Inc. (a)	14	1,764
Bentley Systems, Incorporated - Class B	2	62
Cadence Design Systems, Inc. (a)	4	1,064
CDW Corp.	2	223
Cisco Systems, Inc.	55	4,300
Dell Technologies Inc. - Class C	4	696
Dynatrace, Inc. (a)	4	157
Fabrinet (a)	—	268
Flex Ltd. (a)	5	322
Gartner, Inc. (a)	—	25
Hewlett Packard Enterprise Company	19	442
HP, Inc.	13	254
International Business Machines Corporation	13	3,179
Intuit Inc.	4	1,655
Jabil Inc.	1	371
Keysight Technologies, Inc. (a)	2	680
KLA Corporation	2	2,703
Lam Research Corporation	18	3,762
Microsoft Corporation	77	28,664
NetApp, Inc.	3	280
NVIDIA Corporation	217	37,923
Oracle Corporation	24	3,504
Palo Alto Networks, Inc. (a)	11	1,806
Pure Storage, Inc. - Class A (a)	4	248
Qualcomm Incorporated	15	1,924
Seagate Technology Holdings Public Limited Company	3	1,232
TE Connectivity Public Limited Company	4	858
Trimble Inc. (a)	3	218
Western Digital Corporation	5	1,286
Zebra Technologies Corporation - Class A (a)	1	153
		112,763
Financials 15.2%
AFLAC Incorporated	7	724
Allstate Corporation, The	4	755
American Express Company	8	2,290
Ameriprise Financial, Inc.	1	576
AON Public Limited Company - Class A	3	975
Arch Capital Group Ltd. (a)	5	484
Ares Management Corporation - Class A	3	310
Arthur J. Gallagher & Co.	4	772
Bank of America Corporation	92	4,506
Bank of New York Mellon Corporation, The (b)	10	1,143
BlackRock, Inc.	2	1,879
Brown & Brown, Inc.	4	259
Capital One Financial Corporation	9	1,594
Carlyle Group Inc., The (c)	3	150
Citigroup Inc.	24	2,778
CME Group Inc. - Class A	5	1,490
Equitable Holdings, Inc.	4	155
Fifth Third Bancorp	13	594
Global Payments Inc.	3	221
Hartford Insurance Group, Inc., The	4	526
Huntington Bancshares Incorporated	28	433
Intercontinental Exchange, Inc.	8	1,257
JPMorgan Chase & Co.	8	2,397
KeyCorp	13	269
KKR & Co. Inc. - Class A	9	864
LPL Financial Holdings Inc.	1	338
Marsh & Mclennan Companies, Inc.	7	1,182
MasterCard Incorporated - Class A	11	5,694
MetLife, Inc.	8	545
Moody's Corporation	2	951
Morgan Stanley	17	2,786
MSCI Inc. - Class A	1	538
Nasdaq, Inc.	5	443
PayPal Holdings, Inc.	13	591
Principal Financial Group, Inc.	3	277
Progressive Corporation, The	8	1,627
Prudential Financial, Inc.	5	479
Regions Financial Corporation	12	323
S&P Global Inc.	4	1,776
SoFi Technologies, Inc. (a)	17	277
State Street Corporation	4	496
Synchrony Financial	5	331
T. Rowe Price Group, Inc.	3	268
The PNC Financial Services Group, Inc.	6	1,182
Travelers Companies, Inc., The	3	879
Visa Inc. - Class A	24	7,128
W. R. Berkley Corporation	4	271
Willis Towers Watson Public Limited Company	1	377
		56,160
Consumer Discretionary 12.1%
Airbnb, Inc. - Class A (a)	6	739
Amazon.com, Inc. (a)	101	20,983
AutoZone, Inc. (a)	—	790
Best Buy Co., Inc.	3	180
Booking Holdings Inc.	—	1,886
Burlington Stores, Inc. (a)	1	290
Carnival Corporation	16	416
Carvana Co. - Class A (a)	2	604
D.R. Horton, Inc.	4	501
eBay Inc.	6	571
Expedia Group, Inc.	2	381
Genuine Parts Company	2	205
Hilton Worldwide Holdings Inc.	3	930
Home Depot, Inc., The	14	4,586
Las Vegas Sands Corp.	4	235
Lowe`s Companies, Inc.	8	1,859
Lululemon Athletica Inc. (a)	1	218
Marriott International, Inc. - Class A	3	1,005
MercadoLibre, Inc. (a)	1	1,145
Nike, Inc. - Class B	16	836
O'Reilly Automotive, Inc. (a)	12	1,089
PulteGroup, Inc.	3	320
Royal Caribbean Cruises Ltd.	4	978
Somnigroup International Inc.	3	193
Tapestry, Inc.	3	415
TJX Companies, Inc., The	16	2,485
Ulta Beauty, Inc. (a)	1	324
Williams-Sonoma, Inc.	2	303
		44,467
Health Care 12.0%
Abbott Laboratories	24	2,509
Agilent Technologies, Inc.	4	455
Amgen Inc.	8	2,658
Becton, Dickinson and Company	4	631
Biogen Inc. (a)	2	364
Boston Scientific Corporation (a)	21	1,299
Bristol-Myers Squibb Company	29	1,733
Cardinal Health, Inc.	3	706
Cencora, Inc.	3	808
Centene Corporation (a)	7	220
Cigna Group, The	4	983
Cooper Companies, Inc., The (a)	3	197
CVS Health Corporation	18	1,270
Danaher Corporation	9	1,715
DexCom, Inc. (a)	5	347
Edwards Lifesciences Corporation (a)	8	645
Elevance Health, Inc.	3	913
GE HealthCare Technologies Inc.	6	454
Gilead Sciences, Inc.	17	2,420
Hologic, Inc. (a)	3	238
Humana Inc.	2	289
IDEXX Laboratories, Inc. (a)	1	601
Illumina, Inc. (a)	2	266
Insulet Corporation (a)	1	206
Intuitive Surgical, Inc. (a)	5	2,281
IQVIA Holdings Inc (a)	2	397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
McKesson Corporation	2	1,499
Medtronic, Inc.	18	1,559
Merck & Co., Inc.	35	4,189
Mettler-Toledo International Inc. (a)	—	359
Pfizer Inc.	80	2,236
Quest Diagnostics Incorporated	2	300
Regeneron Pharmaceuticals, Inc.	1	1,096
ResMed Inc.	2	458
Stryker Corporation	5	1,667
Thermo Fisher Scientific Inc.	5	2,585
United Therapeutics Corporation (a)	1	334
Veeva Systems Inc. - Class A (a)	2	372
Vertex Pharmaceuticals Incorporated (a)	4	1,589
Waters Corporation (a)	1	405
West Pharmaceutical Services, Inc.	1	253
Zoetis Inc. - Class A	6	705
		44,211
Industrials 8.5%
Allegion Public Limited Company	1	171
AMETEK, Inc.	3	691
Carlisle Companies Incorporated	1	191
Carrier Global Corporation	11	619
Cintas Corporation	5	813
Copart, Inc. (a)	12	389
CSX Corporation	26	1,077
Cummins Inc.	2	1,041
Deere & Company	3	1,977
Delta Air Lines, Inc.	9	605
Eaton Corporation Public Limited Company	5	1,944
Emerson Electric Co.	8	1,039
Equifax Inc.	2	310
Expeditors International of Washington, Inc. - Class A	2	272
Fastenal Company	16	743
FedEx Corporation	3	1,105
Ferguson Enterprises Inc.	3	654
GE Vernova Inc.	4	3,298
Hubbell Incorporated	1	370
Illinois Tool Works Inc.	4	1,060
Ingersoll Rand Inc.	6	444
J.B. Hunt Transport Services, Inc.	1	228
Johnson Controls International Public Limited Company	9	1,117
Lennox International Inc.	—	213
Norfolk Southern Corporation	3	912
Old Dominion Freight Line, Inc.	3	503
Otis Worldwide Corporation	5	416
Pentair Public Limited Company	2	201
Republic Services, Inc.	3	617
Rockwell Automation, Inc.	2	577
Rollins, Inc.	4	222
Trane Technologies Public Limited Company	3	1,296
TransUnion	3	184
Union Pacific Corporation	8	2,010
United Parcel Service, Inc. - Class B	10	1,023
United Rentals, Inc.	1	647
Verisk Analytics, Inc.	2	376
Waste Management, Inc.	5	1,187
Watsco, Inc.	—	174
Xylem Inc.	3	410
		31,126
Communication Services 5.9%
AT&T Inc.	98	2,843
Comcast Corporation - Class A	51	1,463
Electronic Arts Inc.	3	650
Former Charter Communications Parent, Inc. - Class A (a)	1	277
Fox Corporation - Class A	3	169
Fox Corporation - Class B	2	96
Liberty Media Corporation - Series A (a)	—	28
Liberty Media Corporation - Series C (a)	3	255
Live Nation Entertainment, Inc. (a)	2	303
Netflix, Inc. (a)	59	5,693
News Corporation - Class A	5	134
News Corporation - Class B	1	36
Omnicom Group Inc.	4	328
Paramount Skydance Corporation - Class B (c)	12	113
Pinterest, Inc. - Class A (a)	8	156
Reddit, Inc. - Class A (a)	2	236
Roblox Corporation - Class A (a)	9	494
Take-Two Interactive Software, Inc. (a)	2	467
TKO Group Holdings Inc. - Class A	1	190
T-Mobile US, Inc.	7	1,402
Trade Desk, Inc., The - Class A (a)	6	145
Verizon Communications Inc.	59	2,965
Walt Disney Company, The	25	2,391
Warner Bros. Discovery, Inc. - Series A (a)	32	874
		21,708
Consumer Staples 4.5%
Church & Dwight Co., Inc.	3	312
Clorox Company, The	2	184
Colgate-Palmolive Company	11	972
Dollar General Corporation	3	370
Dollar Tree, Inc. (a)	3	289
Estee Lauder Companies Inc., The - Class A	3	246
Hershey Company, The	2	436
Kenvue Inc.	24	414
Mondelez International, Inc. - Class A	18	1,040
PepsiCo, Inc.	19	2,988
Performance Food Group Company (a)	2	183
Sysco Corporation	7	482
Target Corporation	6	771
US Foods Holding Corp. (a)	3	283
Walmart Inc.	60	7,490
		16,460
Real Estate 4.0%
American Tower Corporation	6	1,123
AvalonBay Communities, Inc.	2	312
CBRE Group, Inc. - Class A (a)	4	562
CoStar Group, Inc. (a)	5	218
Crown Castle Inc.	6	473
Digital Realty Trust, Inc.	5	816
Equinix, Inc.	1	1,341
Equity Residential	5	290
Essex Property Trust, Inc.	1	207
Extra Space Storage Inc.	3	371
Invitation Homes Inc.	8	192
Iron Mountain Incorporated	4	418
Kimco Realty OP, LLC	9	213
Mid-America Apartment Communities, Inc.	2	198
ProLogis Inc.	13	1,727
Public Storage Operating Company	2	598
Realty Income Corporation	12	764
SBA Communications Corporation - Class A	2	265
Simon Property Group, Inc.	5	850
Sun Communities, Inc.	2	193
Ventas, Inc.	6	517
VICI Properties Inc.	15	410
W.P. Carey Inc.	3	203
Welltower Inc.	10	1,938
Weyerhaeuser Company	10	238
Zillow Group, Inc. - Class A (a)	1	32
Zillow Group, Inc. - Class C (a)	2	96
		14,565
Energy 2.8%
Baker Hughes Company - Class A	14	847
Cheniere Energy, Inc.	3	854
Halliburton Company	12	463
Kinder Morgan, Inc.	28	926
Marathon Petroleum Corporation	4	992
ONEOK, Inc.	9	787
Phillips 66	6	1,030
SLB Limited	21	1,072
Targa Resources Corp.	3	742
Texas Pacific Land Corporation	1	380
Valero Energy Corporation	4	1,057
Williams Companies, Inc., The	17	1,236
		10,386

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Materials 2.7%
Air Products and Chemicals, Inc.	3	907
Amcor Pty Ltd.	7	260
CRH Public Limited Company	9	983
Dow Inc.	10	406
Ecolab Inc.	4	939
International Flavors & Fragrances Inc.	4	264
Linde Public Limited Company	7	3,240
LyondellBasell Industries N.V. - Class A	4	290
Newmont Corporation	15	1,648
Packaging Corporation of America	1	259
PPG Industries, Inc.	3	343
Reliance, Inc.	1	223
Royal Gold, Inc.	1	284
Smurfit Westrock Public Limited Company	2	72
		10,118
Utilities 1.4%
Alliant Energy Corporation	4	258
American Electric Power Company, Inc.	7	939
American Water Works Company, Inc.	3	373
Consolidated Edison, Inc.	5	577
Edison International	2	153
Eversource Energy	5	363
Exelon Corporation	14	693
NiSource Inc.	6	300
Public Service Enterprise Group Incorporated	7	571
Sempra	9	889
		5,116
Total Common Stocks (cost $323,336)		367,080
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.53% (b) (d)	1,520	1,520
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (b) (d)	103	103
Total Short Term Investments (cost $1,623)		1,623
Total Investments 100.1% (cost $324,959)		368,703
Other Derivative Instruments 0.0%		36
Other Assets and Liabilities, Net (0.1)%		(557)
Total Net Assets 100.0%		368,182

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	1,205	22	110	5	68	(42)	1,143	0.3
JNL Government Money Market Fund, 3.53% - Class I	771	12,916	12,167	4	—	—	1,520	0.4
JNL Government Money Market Fund, 3.63% - Class SL	—	1,182	1,079	4	—	—	103	0.1
	1,976	14,120	13,356	13	68	(42)	2,766	0.8

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	4	June 2026	1,350	36	(36)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	367,080	—	—	367,080
Short Term Investments	1,623	—	—	1,623
	368,703	—	—	368,703
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(36)	—	—	(36)
	(36)	—	—	(36)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.4%
Information Technology 25.4%
Adobe Inc. (a)	28	6,800
Applied Materials, Inc.	28	9,567
Broadcom Inc.	27	8,492
Datadog, Inc. - Class A (a)	74	8,711
Entegris, Inc.	81	9,479
Fair Isaac Corporation (a)	7	7,028
Fortinet, Inc. (a)	226	18,477
Microsoft Corporation	42	15,692
Motorola Solutions, Inc.	26	11,104
NVIDIA Corporation	102	17,703
NXP Semiconductors N.V.	87	17,081
Oracle Corporation	43	6,356
Palo Alto Networks, Inc. (a)	57	9,212
Salesforce, Inc.	37	6,908
ServiceNow, Inc. (a)	57	5,914
Tyler Technologies, Inc. (a)	47	16,009
Workday, Inc. - Class A (a)	44	5,662
		180,195
Industrials 19.2%
Boeing Company, The (a)	47	9,363
Broadridge Financial Solutions, Inc.	93	15,182
Copart, Inc. (a)	253	8,383
Equifax Inc.	46	8,217
Huntington Ingalls Industries, Inc.	30	11,349
IDEX Corporation	54	10,193
Masco Corporation	298	17,964
Northrop Grumman Corporation	17	11,780
Otis Worldwide Corporation	220	16,965
TransUnion	242	16,741
United Parcel Service, Inc. - Class B	101	9,962
		136,099
Consumer Staples 18.2%
Brown-Forman Corporation - Class B	699	18,493
Clorox Company, The	178	18,475
Constellation Brands, Inc. - Class A	129	19,366
Estee Lauder Companies Inc., The - Class A	194	13,954
Hershey Company, The	53	10,972
Kenvue Inc.	1,093	18,847
Mondelez International, Inc. - Class A	336	19,384
PepsiCo, Inc.	64	9,943
		129,434
Health Care 18.0%
Agilent Technologies, Inc.	81	9,270
Bristol-Myers Squibb Company	338	20,517
Danaher Corporation	89	16,894
GE HealthCare Technologies Inc.	237	16,876
Thermo Fisher Scientific Inc.	19	9,144
Veeva Systems Inc. - Class A (a)	49	8,521
West Pharmaceutical Services, Inc.	38	9,585
Zimmer Biomet Holdings, Inc.	204	18,488
Zoetis Inc. - Class A	157	18,544
		127,839
Financials 7.6%
Blackstone Inc. - Class A	86	9,859
Charles Schwab Corporation, The	100	9,444
LPL Financial Holdings Inc.	56	16,855
MarketAxess Holdings Inc.	51	8,455
U.S. Bancorp	182	9,465
		54,078
Consumer Discretionary 7.6%
Airbnb, Inc. - Class A (a)	148	18,658
Amazon.com, Inc. (a)	44	9,255
Chipotle Mexican Grill, Inc. (a)	282	9,018
Nike, Inc. - Class B	318	16,784
		53,715
Communication Services 2.3%
Meta Platforms, Inc. - Class A	14	8,074
Walt Disney Company, The	88	8,450
		16,524
Real Estate 1.1%
CoStar Group, Inc. (a)	196	7,904
Total Common Stocks (cost $740,420)		705,788
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.53% (b) (c)	3,205	3,205
Total Short Term Investments (cost $3,205)		3,205
Total Investments 99.9% (cost $743,625)		708,993
Other Derivative Instruments 0.0%		122
Other Assets and Liabilities, Net 0.1%		829
Total Net Assets 100.0%		709,944

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,359	31,115	32,269	20	—	—	3,205	0.5
JNL Government Money Market Fund, 3.63% - Class SL	—	49,128	49,128	22	—	—	—	—
	4,359	80,243	81,397	42	—	—	3,205	0.5

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	13	June 2026	4,233	122	38

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	705,788	—	—	705,788
Short Term Investments	3,205	—	—	3,205
	708,993	—	—	708,993
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	38	—	—	38
	38	—	—	38

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 49.7%
Financials 27.8%
AIG Global Funding
4.99%, (SOFR + 1.30%), 09/25/26 (a) (b)	454	456
American Express Company
4.66%, (SOFR + 1.00%), 02/16/28 (a)	655	657
Athene Global Funding
4.50%, (SOFR + 0.83%), 01/07/27 (a) (b)	305	305
4.64%, (SOFR + 1.00%), 09/18/28 (a) (b)	250	249
Bank of America Corporation
4.99%, (SOFR + 1.35%), 09/15/27 (a)	1,120	1,124
4.71%, (SOFR + 1.05%), 02/04/28 (a)	35	35
Bank of New York Mellon Corporation, The
4.32%, (SOFR + 0.68%), 06/09/28 (a)	1,125	1,126
Caterpillar Financial Services Corporation
4.18%, (SOFR + 0.52%), 05/14/27 (a)	710	711
4.24%, (SOFR + 0.58%), 11/14/28 (a)	165	165
Citigroup Inc.
4.37%, (SOFR + 0.71%), 11/19/27 (a)	415	415
4.81%, (SOFR + 1.14%), 05/07/28 (a)	828	831
Fifth Third Bank, National Association
4.48%, (SOFR + 0.81%), 01/28/28 (a)	380	380
General Motors Financial Company, Inc.
5.40%, 04/06/26	365	365
Goldman Sachs Group, Inc., The
5.49%, (SOFR + 1.85%), 03/15/28 (a)	755	762
4.96%, (SOFR + 1.29%), 04/23/28 (a)	475	478
John Deere Capital Corporation
4.25%, (SOFR + 0.60%), 06/11/27 (a)	150	150
4.35%, (SOFR + 0.68%), 07/15/27 (a)	195	196
4.20%, (SOFR + 0.55%), 03/09/29 (a)	445	444
JPMorgan Chase & Co.
4.87%, (SOFR + 1.20%), 01/23/28 (a)	315	316
4.59%, (SOFR + 0.92%), 04/22/28 (a)	565	566
Marsh & Mclennan Companies, Inc.
4.36%, (SOFR + 0.70%), 11/08/27 (a)	315	316
MasterCard Incorporated
4.08%, (SOFR + 0.44%), 03/15/28 (a)	155	155
Morgan Stanley Bank, N.A.
4.35%, (SOFR + 0.69%), 10/15/27 (a)	150	150
4.52%, (SOFR + 0.86%), 05/26/28 (a) (c)	1,235	1,236
New York Life Global Funding
4.23%, (SOFR + 0.58%), 08/28/26 (a) (b)	400	400
4.04%, (SOFR + 0.41%), 02/05/27 (a) (b)	340	340
Nordea Bank Abp
4.37%, (SOFR + 0.74%), 03/19/27 (a) (b)	267	268
PayPal Holdings, Inc.
4.32%, (SOFR + 0.67%), 03/06/28 (a)	335	335
PepsiCo Singapore Financing I Pte. Ltd.
4.22%, (SOFR + 0.56%), 02/16/27 (a)	225	225
PNC Bank, National Association
4.40%, (SOFR + 0.73%), 07/21/28 (a)	625	626
Principal Life Global Funding II
4.48%, (SOFR + 0.81%), 08/18/28 (a) (b)	300	300
State Street Corporation
4.51%, (SOFR + 0.84%), 08/03/26 (a)	115	115
4.31%, (SOFR + 0.64%), 10/22/27 (a)	460	461
The PNC Financial Services Group, Inc.
4.29%, 01/26/29 (a)	150	150
Truist Bank
4.44%, (SOFR + 0.77%), 07/24/28 (a)	805	805
U.S. Bank National Association
4.36%, (SOFR + 0.69%), 10/22/27 (a) (c)	825	824
Wells Fargo & Company
4.10%, 06/03/26	335	335
4.45%, (SOFR + 0.78%), 01/24/28 (a)	1,218	1,218
		17,990
Health Care 5.9%
Abbott Laboratories
4.14%, (SOFR + 0.50%), 03/09/29 (a)	840	840
AbbVie Inc.
4.13%, 03/03/28 (a)	295	295
Eli Lilly and Company
4.20%, (SOFR + 0.53%), 10/15/28 (a)	230	230
GlaxoSmithKline Capital PLC
4.14%, (SOFR + 0.50%), 03/12/27 (a)	475	475
Novartis Capital Corporation
4.18%, (SOFR + 0.52%), 11/05/28 (a)	435	436
Pfizer Inc.
4.16%, (SOFR + 0.50%), 11/15/27 (a)	370	370
Sanofi
4.13%, (SOFR + 0.46%), 11/03/27 (a)	515	515
UnitedHealth Group Incorporated
4.17%, (SOFR + 0.50%), 07/15/26 (a)	633	633
		3,794
Utilities 4.5%
Consolidated Edison Company of New York, Inc.
4.18%, (SOFR + 0.52%), 11/18/27 (a)	395	395
Constellation Energy Generation, LLC
4.27%, 01/08/28	115	115
Duke Energy Florida, LLC
3.20%, 01/15/27	550	546
Duke Energy Progress, LLC
4.35%, 03/06/27	555	556
Georgia Power Company
3.92%, (SOFR + 0.28%), 09/15/26 (a)	430	429
NextEra Energy Capital Holdings, Inc.
4.47%, (SOFR + 0.80%), 02/04/28 (a)	180	180
Virginia Electric and Power Company
3.50%, 03/15/27	690	685
		2,906
Energy 3.4%
BP Capital Markets America Inc.
3.02%, 01/16/27	445	440
Chevron U.S.A. Inc.
4.02%, (SOFR + 0.36%), 02/26/27 (a)	470	470
4.23%, (SOFR + 0.57%), 08/13/28 (a)	285	286
Enbridge Inc.
5.90%, 11/15/26	465	468
Enterprise Products Operating LLC
4.60%, 01/11/27	555	556
		2,220
Communication Services 3.1%
Alphabet Inc.
2.00%, 08/15/26	350	348
4.18%, (SOFR + 0.52%), 11/15/28 (a)	455	456
AT&T Inc.
3.80%, 02/15/27	490	489
T-Mobile USA, Inc.
2.63%, 04/15/26	30	30
Verizon Communications Inc.
4.13%, 03/16/27	690	690
		2,013
Industrials 1.6%
General Electric Company
4.30%, (3 Month Term SOFR + 0.64%), 05/05/26 (d)	618	618
Siemens Funding B.V.
4.30%, (SOFR + 0.64%), 05/26/28 (a) (b)	395	396
		1,014
Consumer Discretionary 1.3%
Amazon.com, Inc.
1.00%, 05/12/26	165	164
4.23%, 03/13/29 (a)	695	694
		858
Information Technology 0.8%
Amphenol Corporation
4.19%, 11/15/27 (a)	330	330
Oracle Corporation
4.43%, (SOFR + 0.76%), 08/03/28 (a)	170	167
		497
Consumer Staples 0.7%
Philip Morris International Inc.
4.50%, (SOFR + 0.83%), 04/28/28 (a)	460	459

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Real Estate 0.6%
Simon Property Group, L.P.
1.38%, 01/15/27	390	380
Total Corporate Bonds And Notes (cost $32,162)		32,131
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.8%
Ally Auto Receivables Trust 2026-1
Series 2026-A2-1, 3.91%, 09/15/27	125	125
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	61	61
BMW Vehicle Lease Trust 2024-2
Series 2024-A2A-2, 4.29%, 06/25/26	8	8
Capital One Prime Auto Receivables Trust 2025-1
Series 2025-A2A-1, 3.88%, 01/16/29	375	374
CarMax Auto Owner Trust 2024-4
Series 2024-A2A-4, 4.67%, 12/15/27	21	21
CarMax Auto Owner Trust 2025-3
Series 2025-A2A-3, 4.42%, 08/15/28	102	103
CCG Receivables Trust 2023-1
Series 2023-A2-1, 5.82%, 09/16/30	13	13
CNH Equipment Trust 2008-B
Series 2026-A2A-A, REMIC, 3.82%, 06/15/29	276	276
CNH Equipment Trust 2025-A
Series 2025-A2A-A, 4.30%, 08/15/28	93	94
DLLAA 2025-1 LLC
Series 2025-A2-1A, 4.70%, 10/20/27	32	32
DLLAD 2025-1 LLC
Series 2025-A2-1A, 4.46%, 09/20/27	100	100
Ford Credit Auto Lease Trust 2025-A
Series 2025-A2A-A, 4.57%, 08/15/27	109	109
Ford Credit Auto Lease Trust 2026-A
Series 2026-A2A-A, 3.83%, 08/15/27	46	46
Ford Credit Auto Owner Trust 2024-C
Series 2024-A3-C, 4.07%, 03/15/28	271	271
Ford Credit Auto Owner Trust 2025-A
Series 2025-A2A-A, 4.47%, 11/15/26	187	187
Ford Credit Auto Owner Trust 2025-B
Series 2025-A2A-B, 3.88%, 04/15/27	279	279
Ford Credit Auto Owner Trust 2026-A
Series 2026-A2A-A, 4.02%, 01/15/29	429	429
GM Financial Automobile Leasing Trust 2026-1
Series 2026-A2A-1, 3.77%, 07/20/27	456	455
GM Financial Consumer Automobile Receivables Trust 2025-3
Series 2025-A2A-3, 4.32%, 03/16/27	129	129
GM Financial Consumer Automobile Receivables Trust 2025-4
Series 2025-A2A-4, 3.88%, 07/16/27	375	375
GM Financial Consumer Automobile Receivables Trust 2026-1
Series 2026-A2A-1, 3.77%, 03/16/29	365	365
Honda Auto Receivables 2025-3 Owner Trust
Series 2025-A2A-3, 4.19%, 03/22/27	346	346
HPEFS Equipment Trust 2025-1
Series 2025-A2-1A, 4.49%, 02/20/27	100	100
Hyundai Auto Lease Securitization Trust 2025-C
Series 2025-A2A-C, 4.37%, 04/15/27	124	124
Hyundai Auto Lease Securitization Trust 2026-A
Series 2026-A2A-A, 3.85%, 09/15/27	377	377
Hyundai Auto Receivables Trust 2024-B
Series 2024-A2A-B, 5.15%, 06/15/27	2	1
Hyundai Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.33%, 09/15/26	88	88
Hyundai Auto Receivables Trust 2025-D
Series 2025-A2A-D, 4.03%, 07/15/27	75	75
John Deere Owner Trust 2025-B
Series 2025-A2A-B, 4.28%, 07/17/28	162	162
John Deere Owner Trust 2026
Series 2026-A2A-A, 3.85%, 12/15/27	308	308
Kubota Credit Owner Trust 2025-2
Series 2025-A2-2A, 4.48%, 07/15/27	146	147
Kubota Credit Owner Trust 2026-1
Series 2026-A2-1A, 3.84%, 04/17/28	112	111
M&T Bank Auto Receivables Trust 2025-1
Series 2025-A2A-1A, 4.63%, 05/15/28	47	47
Mercedes-Benz Auto Lease Trust 2025-B
Series 2025-A2A-B, 3.86%, 03/15/28	169	169
Nissan Auto Lease Trust 2026-A
Series 2026-A2A-A, 3.90%, 05/15/28	78	78
PenFed Auto Receivables Owner Trust 2025-A
Series 2025-A2-A, 4.12%, 09/15/28	93	93
SBNA Auto Lease Trust 2025-A
Series 2025-A2-A, 4.68%, 04/20/27	10	10
SFS Auto Receivables Securitization Trust 2025-2
Series 2025-A2-2A, 4.52%, 03/20/27	55	56
SFS Auto Receivables Securitization Trust 2025-3
Series 2025-A2-3A, 4.11%, 03/20/29	300	300
SFS Auto Receivables Securitization Trust 2026-1
Series 2026-A2A-1A, 3.91%, 08/20/29	110	110
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-A2-BA, 4.31%, 04/20/27	47	47
Stellantis Financial Underwritten Enhanced Lease Trust 2025-C
Series 2025-A2-CA, 4.06%, 09/20/27	315	315
Toyota Auto Receivables 2025-A Owner Trust
Series 2025-A2A-A, 4.48%, 11/15/27	109	109
Toyota Auto Receivables 2025-C Owner Trust
Series 2025-A2A-C, 4.29%, 03/15/27	291	292
Toyota Lease Owner Trust 2025-A
Series 2025-A2A-A, 4.58%, 12/21/26	93	94
Toyota Lease Owner Trust 2025-B
Series 2025-A2A-B, 3.91%, 09/20/27	114	114
USAA Auto Owner Trust 2025-A
Series 2025-A2-A, 3.98%, 03/15/27	244	244
Verizon Master Trust
Series 2024-A1B-4, 4.22%, (SOFR 30-Day Average + 0.55%), 06/20/26 (a)	50	50
Series 2024-A1B-3, REMIC, 4.25%, (SOFR 30-Day Average + 0.58%), 04/20/27 (a)	307	307
Volkswagen Auto Lease Trust 2025-B
Series 2025-A2A-B, 3.97%, 04/20/27	207	207
Volkswagen Auto Lease Trust 2026-A
Series 2026-A2A-A, 4.06%, 10/20/27	272	272
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A2A-1, 4.51%, 10/20/26	157	157
Volvo Financial Equipment LLC, Series 2025-2
Series 2025-A2-2A, 3.96%, 06/15/28	100	100
World Omni Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.49%, 11/16/26	54	54
World Omni Auto Receivables Trust 2026-A
Series 2026-A2A-A, 3.71%, 11/15/27	325	324
World Omni Automobile Lease Securitization Trust 2025-A
Series 2025-A2A-A, 4.35%, 02/16/27	34	34
World Omni Automobile Lease Securitization Trust 2026-A
Series 2026-A2A-A, 4.02%, 01/18/28	272	272
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,545)		9,546
SHORT TERM INVESTMENTS 35.8%
Investment Companies 21.2%
JNL Government Money Market Fund - Class I, 3.53% (e) (f)	13,699	13,699
U.S. Treasury Bill 14.6%
Treasury, United States Department of
3.69%, 04/07/26 (g)	2,500	2,498
3.67%, 04/14/26 (g)	6,000	5,992
3.68%, 04/21/26 (g)	1,000	998
		9,488
Total Short Term Investments (cost $23,188)		23,187
Total Investments 100.3% (cost $64,895)		64,864
Other Derivative Instruments 0.1%		53
Other Assets and Liabilities, Net (0.4)%		(217)
Total Net Assets 100.0%		64,700

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $2,714 and 4.2% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

(g) The coupon rate represents the yield to maturity.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	5,864	39,928	32,093	74	—	—	13,699	21.2

JNL/Neuberger Berman Commodity Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, N.A., 4.52%, 05/26/28	10/17/25	1,238	1,236	1.9
U.S. Bank National Association, 4.36%, 10/22/27	10/17/24	825	824	1.3
		2,063	2,060	3.2

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	39	July 2026		3,332	32	32
Brent Crude	57	May 2026		4,392	(241)	1,089
Canola	17	May 2026	CAD	237	1	9
Carbon Emission	6	December 2026	EUR	435	—	(1)
Cattle Feeder	5	May 2026		868	12	49
Cocoa	9	May 2026	GBP	252	14	(38)
Cocoa	11	May 2026		416	15	(53)
Coffee C	10	July 2026		1,132	16	(42)
Copper	2	May 2026		631	(16)	(16)
Copper	25	September 2026		3,697	72	(122)
Corn	141	December 2026		3,479	2	(65)
Cotton No. 2	20	December 2026		700	—	44
Crude Oil, WTI	52	July 2026		4,664	(199)	(164)
Gasoline, RBOB	21	September 2026		2,385	(74)	(50)
Gold, 100 Oz.	23	June 2026		11,883	278	(1,123)
Iron Ore	28	May 2026		281	(2)	14
KC HRW Wheat	23	September 2026		745	8	16
Lead	12	July 2026		586	(17)	(12)
Lean Hogs	26	June 2026		1,129	(8)	(36)
Live Cattle	27	July 2026		2,519	29	108
Low Sulfur Gasoil	46	July 2026		4,584	(16)	72
Milling Wheat No. 2	21	May 2026	EUR	219	1	(5)
Natural Gas	100	September 2026		3,482	(84)	(207)
Natural Gas	5	December 2026	EUR	105	(20)	98
New York Harbor ULSD	29	July 2026		4,285	(126)	(79)
Nickel	13	July 2026		1,369	(32)	(32)
Palladium	2	June 2026		342	11	(45)
Platinum	3	July 2026		329	11	(33)
Rapeseed	8	May 2026	EUR	193	3	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Red Wheat	8	May 2026	238	3	25
Robusta Coffee	4	May 2026	151	3	(11)
Silver	7	July 2026	2,424	138	218
Soybean	61	November 2026	3,510	41	21
Soybean Meal	63	July 2026	1,998	8	(18)
Soybean Oil	65	December 2026	2,431	14	115
Sugar No. 11	52	September 2026	934	(7)	(20)
Tin	1	June 2026	248	(15)	(15)
Wheat	21	September 2026	654	7	16
White Sugar	13	September 2026	276	(1)	18
Zinc	21	July 2026	1,729	(38)	(30)
				(177)	(258)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	32,131	—	32,131
Non-U.S. Government Agency Asset-Backed Securities	—	9,546	—	9,546
Short Term Investments	13,699	9,488	—	23,187
	13,699	51,165	—	64,864
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,959	—	—	1,959
	1,959	—	—	1,959
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,217)	—	—	(2,217)
	(2,217)	—	—	(2,217)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 62.0%
Financials 34.7%
AIG Global Funding
4.99%, (SOFR + 1.30%), 09/25/26 (a) (b)	690	693
American Express Company
4.66%, (SOFR + 1.00%), 02/16/28 (a)	1,683	1,688
Athene Global Funding
4.50%, (SOFR + 0.83%), 01/07/27 (a) (b)	550	550
4.64%, (SOFR + 1.00%), 09/18/28 (a) (b)	550	547
Bank of America Corporation
4.99%, (SOFR + 1.35%), 09/15/27 (a)	2,535	2,545
4.71%, (SOFR + 1.05%), 02/04/28 (a)	512	513
Bank of New York Mellon Corporation, The
4.38%, (SOFR + 0.71%), 04/20/27 (a)	620	620
4.32%, (SOFR + 0.68%), 06/09/28 (a)	2,415	2,417
Caterpillar Financial Services Corporation
4.24%, (SOFR + 0.58%), 11/14/28 (a)	2,550	2,553
Citigroup Inc.
4.37%, (SOFR + 0.71%), 11/19/27 (a)	1,055	1,055
4.81%, (SOFR + 1.14%), 05/07/28 (a)	2,075	2,083
Fifth Third Bank, National Association
4.48%, (SOFR + 0.81%), 01/28/28 (a)	630	630
General Motors Financial Company, Inc.
5.40%, 04/06/26	795	795
Goldman Sachs Group, Inc., The
5.49%, (SOFR + 1.85%), 03/15/28 (a)	1,370	1,383
4.96%, (SOFR + 1.29%), 04/23/28 (a)	1,951	1,963
John Deere Capital Corporation
4.09%, (SOFR + 0.40%), 01/05/27 (a)	785	784
4.25%, (SOFR + 0.60%), 06/11/27 (a)	460	461
4.35%, (SOFR + 0.68%), 07/15/27 (a)	540	541
4.20%, (SOFR + 0.55%), 03/09/29 (a)	805	803
JPMorgan Chase & Co.
4.87%, (SOFR + 1.20%), 01/23/28 (a)	1,835	1,843
4.59%, (SOFR + 0.92%), 04/22/28 (a)	925	927
Marsh & Mclennan Companies, Inc.
4.36%, (SOFR + 0.70%), 11/08/27 (a)	470	471
MasterCard Incorporated
4.08%, (SOFR + 0.44%), 03/15/28 (a)	230	230
Morgan Stanley Bank, N.A.
4.35%, (SOFR + 0.69%), 10/15/27 (a)	165	165
4.52%, (SOFR + 0.86%), 05/26/28 (a) (c)	3,435	3,438
New York Life Global Funding
4.23%, (SOFR + 0.58%), 08/28/26 (a) (b)	680	680
4.04%, (SOFR + 0.41%), 02/05/27 (a) (b)	485	485
Nordea Bank Abp
4.37%, (SOFR + 0.74%), 03/19/27 (a) (b)	270	271
PayPal Holdings, Inc.
4.32%, (SOFR + 0.67%), 03/06/28 (a)	680	681
PepsiCo Singapore Financing I Pte. Ltd.
4.22%, (SOFR + 0.56%), 02/16/27 (a)	530	531
PNC Bank, National Association
4.40%, (SOFR + 0.73%), 07/21/28 (a)	1,620	1,623
Principal Life Global Funding II
4.48%, (SOFR + 0.81%), 08/18/28 (a) (b)	605	605
State Street Corporation
4.51%, (SOFR + 0.84%), 08/03/26 (a)	195	195
4.31%, (SOFR + 0.64%), 10/22/27 (a)	1,220	1,223
The PNC Financial Services Group, Inc.
4.29%, 01/26/29 (a)	390	389
Toyota Motor Credit Corporation
4.12%, (SOFR + 0.45%), 04/10/26 (a)	285	285
4.43%, (SOFR + 0.77%), 08/07/26 (a)	600	601
Truist Bank
4.44%, (SOFR + 0.77%), 07/24/28 (a)	2,125	2,126
U.S. Bank National Association
4.36%, (SOFR + 0.69%), 10/22/27 (a) (c)	2,100	2,098
Wells Fargo & Company
4.10%, 06/03/26	625	625
4.45%, (SOFR + 0.78%), 01/24/28 (a)	3,260	3,259
		45,375
Health Care 6.6%
Abbott Laboratories
4.14%, (SOFR + 0.50%), 03/09/29 (a)	2,295	2,296
AbbVie Inc.
4.13%, 03/03/28 (a)	805	806
Eli Lilly and Company
4.20%, (SOFR + 0.53%), 10/15/28 (a)	495	496
GlaxoSmithKline Capital PLC
4.14%, (SOFR + 0.50%), 03/12/27 (a)	1,000	1,000
Novartis Capital Corporation
4.18%, (SOFR + 0.52%), 11/05/28 (a)	1,010	1,012
Pfizer Inc.
4.16%, (SOFR + 0.50%), 11/15/27 (a)	925	925
Sanofi
4.13%, (SOFR + 0.46%), 11/03/27 (a)	1,250	1,251
UnitedHealth Group Incorporated
4.17%, (SOFR + 0.50%), 07/15/26 (a)	888	888
		8,674
Utilities 5.9%
Consolidated Edison Company of New York, Inc.
4.18%, (SOFR + 0.52%), 11/18/27 (a)	990	989
Constellation Energy Generation, LLC
4.27%, 01/08/28	300	300
Duke Energy Florida, LLC
3.20%, 01/15/27	1,615	1,604
Duke Energy Progress, LLC
4.35%, 03/06/27	615	616
Georgia Power Company
3.92%, (SOFR + 0.28%), 09/15/26 (a)	949	948
NextEra Energy Capital Holdings, Inc.
4.47%, (SOFR + 0.80%), 02/04/28 (a)	1,465	1,466
Virginia Electric and Power Company
3.50%, 03/15/27	1,835	1,822
		7,745
Energy 4.4%
BP Capital Markets America Inc.
3.02%, 01/16/27	1,310	1,295
Chevron U.S.A. Inc.
4.02%, (SOFR + 0.36%), 02/26/27 (a)	780	781
4.23%, (SOFR + 0.57%), 08/13/28 (a)	1,195	1,198
Enbridge Inc.
5.90%, 11/15/26	920	925
Enterprise Products Operating LLC
4.60%, 01/11/27	1,545	1,548
		5,747
Communication Services 4.0%
Alphabet Inc.
2.00%, 08/15/26	910	904
4.18%, (SOFR + 0.52%), 11/15/28 (a)	1,065	1,067
AT&T Inc.
3.80%, 02/15/27	1,000	997
T-Mobile USA, Inc.
2.63%, 04/15/26	885	884
Verizon Communications Inc.
4.13%, 03/16/27	1,390	1,389
		5,241
Industrials 1.9%
General Electric Company
4.30%, (3 Month Term SOFR + 0.64%), 05/05/26 (d)	1,754	1,753
Siemens Funding B.V.
4.30%, (SOFR + 0.64%), 05/26/28 (a) (b)	660	661
		2,414
Consumer Discretionary 1.7%
Amazon.com, Inc.
1.00%, 05/12/26	420	418
4.23%, 03/13/29 (a)	1,805	1,803
		2,221
Information Technology 1.0%
Amphenol Corporation
4.19%, 11/15/27 (a)	965	965

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Oracle Corporation
4.43%, (SOFR + 0.76%), 08/03/28 (a)	385	379
		1,344
Consumer Staples 0.9%
Philip Morris International Inc.
4.50%, (SOFR + 0.83%), 04/28/28 (a)	1,180	1,177
Real Estate 0.9%
Simon Property Group, L.P.
1.38%, 01/15/27	1,150	1,121
Total Corporate Bonds And Notes (cost $81,161)		81,059
INVESTMENT COMPANIES 3.0%
iShares Bitcoin Trust ETF	101	3,900
Total Investment Companies (cost $4,474)		3,900
SHORT TERM INVESTMENTS 33.8%
U.S. Treasury Bill 18.3%
Treasury, United States Department of
3.69%, 04/02/26 (e)	10,000	9,999
3.67%, 04/14/26 (e)	12,000	11,984
3.68%, 04/21/26 (e)	2,000	1,996
		23,979
Investment Companies 15.5%
JNL Government Money Market Fund - Class I, 3.53% (f) (g)	20,305	20,305
Total Short Term Investments (cost $44,284)		44,284
Total Investments 98.8% (cost $129,919)		129,243
Other Derivative Instruments 2.6%		3,463
Other Assets and Liabilities, Net (1.4)%		(1,919)
Total Net Assets 100.0%		130,787

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $4,492 and 3.4% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(e) The coupon rate represents the yield to maturity.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	16,234	166,792	162,721	143	—	—	20,305	15.5

JNL/Neuberger Berman Gold Plus Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, N.A., 4.52%, 05/26/28	10/17/25	3,445	3,438	2.6
U.S. Bank National Association, 4.36%, 10/22/27	10/17/24	2,101	2,098	1.6
		5,546	5,536	4.2

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Gold, 100 Oz.	252	June 2026	130,869	3,072	(12,969)
Palladium	21	June 2026	3,648	115	(524)
Platinum	31	July 2026	3,350	101	(297)
Silver	8	July 2026	2,738	175	282
				3,463	(13,508)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	81,059	—	81,059
Investment Companies	3,900	—	—	3,900
Short Term Investments	20,305	23,979	—	44,284
	24,205	105,038	—	129,243
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	282	—	—	282
	282	—	—	282
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13,790)	—	—	(13,790)
	(13,790)	—	—	(13,790)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 43.6%
Mortgage-Backed Securities 26.7%
Federal Home Loan Mortgage Corporation
2.50%, 12/01/51 - 10/01/52	2,877	2,424
3.00%, 12/01/51 - 09/01/52	4,440	3,926
3.50%, 06/01/52 - 08/01/53	994	912
4.50%, 06/01/52 - 03/01/56	6,999	6,781
4.00%, 08/01/52 - 01/01/54	4,559	4,307
5.00%, 10/01/52 - 01/01/56	11,861	11,756
5.50%, 11/01/52 - 08/01/55	14,464	14,584
6.00%, 01/01/53 - 09/01/55	5,334	5,460
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 07/01/52	9,990	8,823
2.50%, 08/01/51 - 07/01/53	9,723	8,239
3.50%, 03/01/52 - 04/01/53	12,097	11,121
4.00%, 05/01/52 - 02/01/54	6,599	6,241
4.50%, 08/01/52 - 06/01/55	8,260	7,996
5.00%, 08/01/52 - 02/01/56	21,336	21,156
5.50%, 12/01/52 - 02/01/56	26,929	27,164
6.00%, 01/01/53 - 08/01/55	15,098	15,449
TBA, 3.50%, 04/15/56 (a)	3,690	3,381
TBA, 4.00%, 04/15/56 (a)	3,515	3,312
TBA, 4.50%, 04/15/56 (a)	31,420	30,296
TBA, 5.00%, 04/15/56 (a)	8,785	8,659
TBA, 5.50%, 04/15/56 (a)	27,455	27,570
TBA, 6.00%, 04/15/56 (a)	20,380	20,767
Government National Mortgage Association
TBA, 4.50%, 04/15/56 (a)	2,330	2,247
TBA, 5.00%, 04/15/56 (a)	14,600	14,447
TBA, 5.50%, 04/15/56 (a)	11,565	11,629
		278,647
Sovereign 9.0%
Arab Republic of Egypt
7.05%, 01/15/32 (b)	1,740	1,644
7.63%, 05/29/32 (b)	220	211
9.45%, 02/04/33 (b) (c)	719	753
8.50%, 01/31/47 (b)	1,325	1,141
8.88%, 05/29/50 (b)	170	150
Cabinet of Ministers of Ukraine
0.00%, 02/01/30 - 02/01/36 (b) (d)	313	143
4.50%, 02/01/34 - 02/01/36 (b) (d)	937	488
Cabinet Office, Government of Japan
3.20%, 09/20/55, JPY	859,700	4,984
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	8,562	2,601
5.40%, 08/12/34, PEN	355	99
6.90%, 08/12/37, PEN (e)	5,269	1,519
Departamento Administrativo De La Presidencia De La Republica
8.38%, 11/07/54	1,195	1,241
Federal Government of Nigeria
7.38%, 09/28/33 (b)	400	390
8.63%, 01/13/36 (b)	280	291
8.25%, 09/28/51 (b)	230	220
Gobierno de la Republica de Costa Rica
6.55%, 04/03/34 (b)	995	1,051
7.16%, 03/12/45 (e)	240	256
Gobierno de la Republica de Guatemala
6.25%, 08/15/36 (b)	515	523
6.88%, 08/15/55 (b)	140	146
Gobierno de la Republica del Ecuador
6.90%, 07/31/35 (b) (d)	204	180
Gobierno de La Republica del Paraguay
5.40%, 03/30/50 (b)	265	236
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	340	311
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	19,090	1,066
7.75%, 05/29/31 - 11/13/42, MXN	49,747	2,499
5.38%, 03/22/33	410	400
6.13%, 02/09/38	3,580	3,493
6.34%, 05/04/53	590	548
6.40%, 05/07/54	115	107
7.38%, 05/13/55	200	209
Gosudarstvennoe Uchrezhdenie Apparat Pravitelstva Respubliki Kazakhstan
5.50%, 07/01/37 (b)	1,525	1,526
Government of Ghana
5.00%, 07/03/29 (b) (d)	1,089	1,036
Government of Saudi Arabia
5.63%, 01/13/35 (b)	1,280	1,319
3.25%, 11/17/51 (b)	440	275
3.75%, 01/21/55 (b)	335	225
Government of the Province of Alberta
3.05%, 12/01/48, CAD	4,255	2,348
3.10%, 06/01/50, CAD	1,225	676
Government of the Province of British Columbia
4.60%, 06/18/57, CAD	4,300	3,011
Government of the Republic of Panama
5.23%, 02/23/34	130	125
6.40%, 02/14/35	690	716
5.66%, 02/23/38	760	743
Government of the Republic of Serbia
6.00%, 06/12/34 (b)	390	390
Government of the Sultanate of Oman
6.00%, 08/01/29 (b)	1,475	1,512
6.25%, 01/25/31 (b)	780	811
6.50%, 03/08/47 (b)	140	143
6.75%, 01/17/48 (b)	220	228
7.00%, 01/25/51 (b)	310	334
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	3,917,500	785
7.25%, 10/18/34, COP	5,873,800	1,124
Ministerul Finantelor Publice
5.75%, 09/16/30 - 03/24/35 (b)	370	358
6.63%, 05/16/36 (b)	310	307
Ministry of Finance
5.88%, 01/13/56	365	344
Morocco, Kingdom of
6.50%, 09/08/33 (b)	3,300	3,469
Ontario, Government of
2.90%, 06/02/49, CAD	1,465	784
2.65%, 12/02/50, CAD	3,060	1,546
1.90%, 12/02/51, CAD	1,710	721
4.15%, 12/02/54, CAD	1,175	770
4.60%, 12/02/55, CAD	2,110	1,492
Presidence de la Republique de Cote d'Ivoire
7.63%, 01/30/33 (b)	200	203
6.13%, 06/15/33 (b)	560	525
8.08%, 04/01/36 (b)	1,950	1,974
8.25%, 01/30/37 (b)	980	1,002
6.75%, 02/25/41 (b)	430	376
Presidencia da Republica
10.00%, 01/01/29 - 01/01/35, BRL	24,344	3,955
6.25%, 05/22/36	260	255
7.25%, 01/12/56	1,370	1,343
Presidencia De La Nacion
4.13%, 07/09/35 (d)	920	662
Presidencia de la Republica de Chile
3.50%, 01/31/34	1,340	1,210
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (b)	135	143
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (b)	315	327
5.88%, 10/28/35 - 01/30/60 (b)	450	402
6.95%, 03/15/37 (b)	1,720	1,752
5.30%, 01/21/41 (b)	190	162
6.85%, 01/27/45 (b)	220	215
6.40%, 06/05/49 (b)	90	83
7.15%, 02/24/55 (b)	260	263
Qatar, The Amiri Diwan of The State of
4.88%, 02/27/35 (b)	2,010	2,033
Republic of Indonesia, The Government of, The
4.63%, 04/15/43 (b)	495	435
Republica de Angola
8.00%, 11/26/29 (b)	425	419

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
9.38%, 03/31/33 (b)	300	296
9.88%, 10/15/35 (b)	380	380
9.38%, 05/08/48 (b) (c)	340	300
9.13%, 11/26/49 (b)	175	152
Romania, Government of
4.85%, 07/25/29, RON	2,860	609
6.70%, 02/25/32, RON	1,675	368
8.25%, 09/29/32, RON	5,140	1,223
7.10%, 07/31/34, RON	8,250	1,849
Sandor-Palota
3.25%, 10/22/31, HUF	428,520	1,062
2.25%, 06/22/34, HUF	658,320	1,384
5.50%, 03/26/36 (b)	230	223
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,672	741
8.25%, 03/31/32, ZAR	47	3
8.88%, 02/28/35, ZAR	6,186	359
7.10%, 11/19/36 (b)	1,020	1,042
8.50%, 01/31/37, ZAR	3,050	168
6.13%, 12/11/37 (b)	405	376
6.50%, 02/28/41, ZAR	24,789	1,094
8.75%, 01/31/44, ZAR	7,540	405
5.65%, 09/27/47	505	392
5.75%, 09/30/49	2,530	1,954
7.30%, 04/20/52	110	102
7.95%, 11/19/54 (b)	625	619
7.25%, 12/11/55 (b)	250	228
Turkiye Cumhuriyeti Basbakanlik
7.13%, 02/12/32	225	225
26.20%, 10/05/33, TRY	110,000	2,097
5.75%, 05/11/47	345	258
Urzad Rady Ministrow
4.75%, 07/25/29, PLN	1,286	344
4.50%, 01/25/31, PLN	2,330	606
1.75%, 04/25/32, PLN	3,733	816
6.00%, 10/25/33, PLN	4,134	1,137
5.00%, 10/25/34, PLN	3,204	819
		93,388
Collateralized Mortgage Obligations 7.9%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 6.76%, (SOFR 30-Day Average + 3.10%), 10/25/41 (f)	960	969
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 5.31%, (SOFR 30-Day Average + 1.65%), 12/25/41 (f)	308	308
Series 2021-1B1-R03, REMIC, 6.41%, (SOFR 30-Day Average + 2.75%), 12/25/41 (f)	750	757
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 8.16%, (SOFR 30-Day Average + 4.50%), 01/27/42 (f)	2,035	2,083
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 7.16%, (SOFR 30-Day Average + 3.50%), 03/25/42 (f)	2,252	2,296
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 6.76%, (SOFR 30-Day Average + 3.10%), 03/25/42 (f)	2,733	2,781
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 7.26%, (SOFR 30-Day Average + 3.60%), 07/25/42 (f)	552	561
Series 2022-1B1-R08, REMIC, 9.26%, (SOFR 30-Day Average + 5.60%), 07/25/42 (f)	2,146	2,256
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 7.41%, (SOFR 30-Day Average + 3.75%), 12/26/42 (f)	1,526	1,583
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 7.01%, (SOFR 30-Day Average + 3.35%), 01/25/43 (f)	964	996
Series 2023-1B1-R02, REMIC, 9.21%, (SOFR 30-Day Average + 5.55%), 01/25/43 (f)	270	287
Connecticut Avenue Securities Trust 2023-R05
Series 2023-1M2-R05, REMIC, 6.76%, (SOFR 30-Day Average + 3.10%), 06/25/29 (f)	670	691
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1B1-R01, REMIC, 5.36%, (SOFR 30-Day Average + 1.70%), 01/25/45 (f)	743	737
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1M2-R02, REMIC, 5.26%, (SOFR 30-Day Average + 1.60%), 02/27/45 (f)	899	898
Series 2025-1B1-R02, REMIC, 5.61%, (SOFR 30-Day Average + 1.95%), 02/27/45 (f)	624	623
Connecticut Avenue Securities Trust 2025-R04
Series 2025-1M2-R04, REMIC, 5.16%, (SOFR 30-Day Average + 1.50%), 05/25/45 (f)	2,600	2,588
Connecticut Avenue Securities Trust 2025-R05
Series 2025-2M2-R05, REMIC, 5.26%, (SOFR 30-Day Average + 1.60%), 07/25/45 (f)	2,304	2,301
Connecticut Avenue Securities Trust 2025-R06
Series 2025-1B1-R06, REMIC, 5.51%, (SOFR 30-Day Average + 1.85%), 09/25/45 (f)	1,431	1,431
Connecticut Avenue Securities Trust 2026-R02
Series 2026-1M2-R02, REMIC, 5.16%, (SOFR 30-Day Average + 1.50%), 02/26/46 (f)	2,675	2,677
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (f)	18,440	581
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (f)	8,100	297
Series 2022-M2-DNA1, REMIC, 6.16%, (SOFR 30-Day Average + 2.50%), 01/25/29 (f)	897	904
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (f)	19,600	877
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (f)	5,615	173
Series 2021-B1-DNA6, REMIC, 7.06%, (SOFR 30-Day Average + 3.40%), 10/25/41 (f)	1,482	1,498
Series 2022-M2-DNA2, REMIC, 7.41%, (SOFR 30-Day Average + 3.75%), 02/25/42 (f)	3,799	3,874
Series 2022-M2-HQA1, REMIC, 8.91%, (SOFR 30-Day Average + 5.25%), 03/25/42 (f)	2,460	2,547
Series 2022-B1-HQA1, REMIC, 10.66%, (SOFR 30-Day Average + 7.00%), 03/25/42 (f)	1,550	1,628
Series 2022-M2-DNA3, REMIC, 8.01%, (SOFR 30-Day Average + 4.35%), 04/25/42 (f)	1,869	1,925
Series 2022-M1B-DNA5, REMIC, 8.16%, (SOFR 30-Day Average + 4.50%), 06/25/42 (f)	1,265	1,311
Series 2022-M1B-HQA3, REMIC, 7.21%, (SOFR 30-Day Average + 3.55%), 08/25/42 (f)	1,457	1,497
Series 2022-M2-DNA6, REMIC, 9.41%, (SOFR 30-Day Average + 5.75%), 09/25/42 (f)	420	446
Series 2024-M2-DNA1, REMIC, 5.61%, (SOFR 30-Day Average + 1.95%), 02/25/44 (f)	593	596
Series 2024-M2-HQA1, REMIC, 5.66%, (SOFR 30-Day Average + 2.00%), 03/25/44 (f)	1,613	1,626
Series FK-5471, REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 08/25/54 (f)	1,308	1,308
Series FA-5475, REMIC, 4.76%, (SOFR 30-Day Average + 1.10%), 11/25/54 (f)	394	394
Series FB-5474, REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 11/25/54 (f)	1,739	1,741
Series FB-5468, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 11/25/54 (f)	2,474	2,466
Series FJ-5513, REMIC, 5.46%, (SOFR 30-Day Average + 1.80%), 11/25/54 (f)	1,397	1,408
Series FC-5481, REMIC, 5.16%, (SOFR 30-Day Average + 1.50%), 12/25/54 (f)	2,091	2,111
Series FB-5505, REMIC, 5.16%, (SOFR 30-Day Average + 1.50%), 02/25/55 (f)	762	770
Series FB-5521, REMIC, 5.36%, (SOFR 30-Day Average + 1.70%), 03/25/55 (f)	1,410	1,418
Series FD-5518, REMIC, 5.36%, (SOFR 30-Day Average + 1.70%), 03/25/55 (f)	1,532	1,541
Series FB-5551, REMIC, 5.16%, (SOFR 30-Day Average + 1.50%), 06/25/55 (f)	2,193	2,220
Series 2019-M-1, REMIC, 4.75%, 07/25/58 (f)	602	589
Federal National Mortgage Association, Inc.
Interest Only, Series C24-418, 4.00%, 08/01/43	1,842	330
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	2,673	463
Series 2024-FD-61, REMIC, 4.66%, (SOFR 30-Day Average + 1.00%), 03/25/53 (f)	1,028	1,026

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Series 2024-FA-40, REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 03/25/54 (f)	1,238	1,241
Series 2024-FA-67, REMIC, 4.83%, (SOFR 30-Day Average + 1.17%), 09/25/54 (f)	1,439	1,442
Series 2025-FC-6, REMIC, 5.26%, (SOFR 30-Day Average + 1.60%), 02/25/55 (f)	2,300	2,309
Series 2025-LF-6, REMIC, 5.46%, (SOFR 30-Day Average + 1.80%), 02/25/55 (f)	1,435	1,451
Series 2025-FB-6, REMIC, 5.66%, (SOFR 30-Day Average + 2.00%), 02/25/55 (f)	2,476	2,502
Series 2025-HF-35, REMIC, 5.36%, (SOFR 30-Day Average + 1.70%), 05/25/55 (f)	2,237	2,249
Freddie Mac STACR REMIC Trust 2025-DNA4
Series 2025-M2-DNA4, REMIC, 5.21%, (SOFR 30-Day Average + 1.55%), 10/25/31 (f)	1,221	1,220
Series 2025-M2-DNA3, REMIC, 5.16%, (SOFR 30-Day Average + 1.50%), 09/25/45 (f)	1,070	1,067
Government National Mortgage Association
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	677	519
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	4,528	570
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,201	994
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,226	1,002
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Series 2025-FY-4, REMIC, 5.27%, (SOFR 30-Day Average + 1.60%), 01/20/55 (f)	853	860
Government National Mortgage Association REMIC Trust 2020-095
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,400	1,073
		82,887
Total Government And Agency Obligations (cost $457,045)		454,922
CORPORATE BONDS AND NOTES 40.5%
Financials 11.6%
ABN AMRO Bank N.V.
5.52%, 12/03/35 (b)	900	911
Abu Dhabi Developmental Holding Company PJSC
4.38%, 10/02/31 (b)	600	581
Acrisure, LLC
7.50%, 11/06/30 (b)	370	369
6.75%, 07/01/32 (b)	55	53
AerCap Ireland Capital Designated Activity Company
6.95%, 03/10/55	900	922
Allianz SE
3.20%, (100, 10/30/27) (e) (g)	2,200	2,050
Ally Financial Inc.
4.70%, (100, 05/15/28) (c) (g)	241	222
5.54%, 01/17/31	445	448
Amynta Agency Borrower Inc.
7.50%, 07/15/33 (b)	200	189
Azorra Finance Limited
7.75%, 04/15/30 (b)	215	222
7.25%, 01/15/31 (b)	125	126
Banco Bilbao Vizcaya Argentaria Sociedad Anonima
7.75%, (100, 01/14/32) (c) (g) (h)	960	979
Banco Bradesco S/A.
5.38%, 01/20/31 (b)	190	188
Banco De Sabadell SA
6.00%, 08/16/33, EUR (e)	200	240
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
8.75%, (100, 05/20/35) (b) (g)	115	120
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.62%, 12/10/29 (b)	85	87
Banco Santander, S.A.
4.75%, (100, 11/12/26) (g) (h)	600	591
Bangkok Bank Public Company Limited
5.65%, 07/05/34 (b)	190	195
Bank of America Corporation
4.38%, (100, 01/27/27) (g)	1,345	1,326
6.63%, (100, 05/01/30) (g)	1,110	1,140
5.52%, 10/25/35	305	305
5.46%, 05/09/36	1,860	1,897
Bank of New York Mellon Corporation, The
3.75%, (100, 12/20/26) (g)	2,655	2,601
Barclays PLC
4.38%, (100, 03/15/28) (g) (h)	710	673
7.63%, (100, 03/15/35) (g) (h)	395	398
8.00%, (100, 03/15/29) (g) (h)	880	910
9.63%, (100, 12/15/29) (g) (h)	645	701
7.12%, 06/27/34	680	740
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (e)	565	677
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (b)	445	466
Blackstone Private Credit Fund
6.00%, 01/29/32	754	732
Block, Inc.
5.63%, 08/15/30 (b)	90	89
6.50%, 05/15/32	470	472
6.00%, 08/15/33 (b)	95	93
BNP Paribas
4.50%, (100, 02/25/30) (b) (g) (h)	155	139
4.63%, (100, 02/25/31) (b) (g)	2,075	1,846
9.25%, (100, 11/17/27) (b) (g) (h)	135	140
5.91%, 11/19/35 (b)	540	548
BPCE
5.94%, 05/30/35 (b)	805	824
Capital One Financial Corporation
6.18%, 01/30/36	540	549
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (g)	3,182	3,008
5.00%, (100, 06/01/27) (g)	405	402
Citigroup Inc.
4.15%, (100, 11/15/26) (c) (g)	935	921
6.63%, (100, 02/15/31) (g)	540	540
7.00%, (100, 08/15/34) (g)	650	666
4.50%, 09/11/31	710	702
6.02%, 01/24/36	450	460
5.17%, 09/11/36	3,175	3,148
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (g)	215	212
6.91%(3 Month Term SOFR + 3.26%), (f) (g)	275	273
Credit Agricole S.A.
6.25%, 01/10/35 (b)	545	565
5.26%, 01/12/37 (b)	585	574
Deutsche Bank Aktiengesellschaft
4.95%, 08/04/31	1,180	1,176
Doha Finance Limited
4.50%, 03/16/31 (e)	600	577
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (b)	1,270	1,275
Equitable Holdings, Inc.
6.70%, 03/28/55	1,195	1,202
Fidelity National Information Services, Inc.
4.55%, 03/10/29	465	462
4.80%, 03/10/31	1,050	1,042
Fifth Third Bancorp
6.97%(3 Month Term SOFR + 3.29%), (f) (g)	547	544
4.34%, 04/25/33	945	911
Focus Financial Partners, LLC
6.75%, 09/15/31 (b)	430	428
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (b)	165	162
GA Global Funding Trust
5.20%, 12/09/31 (b)	1,789	1,759
Gabx Leasing LLC
4.63%, 04/15/31 (b)	275	271
5.30%, 04/15/36 (b)	1,015	996
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (b)	270	274
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (g)	1,535	1,514
3.80%, (100, 05/10/26) (g)	185	183
4.13%, (100, 11/10/26) (g)	260	255
4.70%(3 Month Term SOFR + 1.03%), (f) (g)	540	411
6.13%, (100, 11/10/34) (c) (g)	570	566
7.50%, (100, 05/10/29) (g)	1,220	1,271

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
6.48%, 10/24/29	1,920	2,009
4.37%, 10/21/31	1,585	1,555
4.94%, 10/21/36	3,850	3,735
6.75%, 10/01/37	450	487
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (b)	390	364
Gulf International Bank B.S.C.
5.75%, 06/05/29 (c) (e)	990	995
HSBC Holdings PLC
4.70%, (100, 03/09/31) (c) (g) (h)	410	374
6.75%, (100, 03/24/31) (g) (h)	410	405
7.00%, (100, 09/24/35) (c) (g) (h)	445	442
5.74%, 09/10/36	540	541
HUB International Limited
5.63%, 12/01/29 (b)	85	83
7.25%, 06/15/30 (b)	570	585
7.38%, 01/31/32 (b)	360	367
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (g)	383	376
ING Groep N.V.
3.88%, (100, 05/16/27) (g) (h)	1,045	1,002
4.25%, (100, 05/16/31) (g) (h)	1,005	867
5.75%, (100, 11/16/26) (g) (h)	846	845
Intesa Sanpaolo SPA
6.38%, (100, 03/30/28), EUR (e) (g)	265	314
Jane Street Group, LLC
7.13%, 04/30/31 (b)	315	323
6.13%, 11/01/32 (b)	50	49
6.75%, 05/01/33 (b)	335	340
Jerrold Finco PLC
7.50%, 06/15/31, GBP (e)	274	357
JPMorgan Chase & Co.
6.51%, (3 Month Term SOFR + 2.84%), (100, 05/01/26) (f) (g)	159	159
6.88%, (100, 06/01/29) (g)	540	564
5.58%, 07/23/36	300	304
4.81%, 10/22/36	2,700	2,623
Liberty Mutual Group Inc.
4.13%, 12/15/51 (b)	690	675
Lloyds Banking Group PLC
8.00%, (100, 09/27/29) (g) (h)	640	668
6.07%, 06/13/36	1,143	1,164
M&T Bank Corporation
3.50%, (100, 09/01/26) (g)	1,095	1,060
MDGH GMTN (RSC) Ltd.
4.63%, 10/16/35 (b)	1,025	970
MetLife, Inc.
6.35%, 03/15/55	460	466
Morgan Stanley
5.32%, 07/19/35	975	978
4.89%, 10/22/36	2,905	2,809
Nationwide Building Society
5.54%, 07/14/36 (b)	1,225	1,228
NatWest Group PLC
4.60%, (100, 06/28/31) (g) (h)	2,530	2,249
Navient Corporation
5.50%, 03/15/29 (c)	155	142
7.88%, 06/15/32 (c)	50	44
NBK SPC Limited
5.50%, 06/06/30 (b)	590	598
Nordea Bank Abp
3.75%, (100, 03/01/29) (b) (c) (g) (h)	1,015	940
OneMain Finance Corporation
6.63%, 05/15/29	180	180
6.13%, 05/15/30	235	229
7.50%, 05/15/31	145	146
7.13%, 11/15/31 - 09/15/32	315	311
6.75%, 03/15/32	160	155
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (b)	155	158
6.88%, 05/15/32 (b)	225	217
Progroup AG
5.38%, 04/15/31, EUR (c) (e)	301	340
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (b)	145	149
Rocket Companies, Inc.
6.50%, 08/01/29 (b)	110	111
6.13%, 08/01/30 (b)	110	111
6.38%, 08/01/33 (b)	865	873
Rocket Mortgage, LLC
4.00%, 10/15/33 (b)	120	108
Ryan Specialty, LLC
5.88%, 08/01/32 (b)	430	425
Shift4 Payments, LLC
6.75%, 08/15/32 (b)	545	536
5.50%, 05/15/33, EUR (e)	270	294
SLM Corporation
6.50%, 01/31/30	305	299
Starwood Property Trust, Inc.
5.25%, 10/15/28 (b)	120	119
7.25%, 04/01/29 (b)	75	77
6.50%, 07/01/30 (b)	530	538
5.75%, 01/15/31 (b)	150	148
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (g)	2,060	2,022
5.00%, (100, 11/01/26) (g)	30	30
6.25%, (100, 03/15/30) (g)	915	924
4.90%, 05/13/31	690	695
5.37%, 07/21/36	2,010	2,021
5.42%, 01/25/41	1,350	1,323
Truist Financial Corporation
5.10%, (100, 03/01/30) (g)	360	359
Turkiye Vakiflar Bankasi T.A.O.
8.99%, 10/05/34 (b)	300	308
U S I, Inc.
7.50%, 01/15/32 (b)	165	168
U.S. Bancorp
3.70%, (100, 01/15/27) (g)	3,760	3,676
5.08%, 05/15/31	985	1,000
4.97%, 07/22/33	205	203
5.42%, 02/12/36	1,500	1,531
UBS Group AG
6.63%, (100, 01/08/31) (b) (g) (h)	430	417
7.00%, (100, 01/08/36) (b) (g) (h)	1,040	1,019
9.25%, (100, 11/13/33) (b) (g) (h)	1,415	1,588
Unicredit, Societa' Per Azioni
5.38%, 04/16/34, EUR (e)	450	540
UWM Holdings, LLC
6.63%, 02/01/30 (b)	205	193
6.25%, 03/15/31 (b)	495	450
Velocity Commercial Capital, LLC
9.38%, 02/15/31 (b)	225	224
Walker & Dunlop, Inc.
6.63%, 04/01/33 (b)	195	190
Wells Fargo & Company
6.13%, (100, 06/15/31) (g)	1,455	1,460
6.85%, (100, 09/15/29) (c) (g)	630	653
5.15%, 04/23/31	1,530	1,557
5.39%, 04/24/34	1,040	1,056
5.56%, 07/25/34	2,365	2,424
4.89%, 09/15/36	3,110	3,025
XP Inc.
6.75%, 07/02/29 (b)	280	283
		121,428
Consumer Discretionary 4.4%
Accor
4.88%, (100, 06/06/30), EUR (c) (e) (g)	300	343
Acushnet Company
5.63%, 12/01/33 (b)	300	297
Advance Auto Parts, Inc.
7.00%, 08/01/30 (b)	130	132
7.38%, 08/01/33 (b)	130	132
Allison Transmission, Inc.
5.88%, 12/01/33 (b)	210	209
Allwyn Entertainment Financing (UK) PLC
4.13%, 02/15/31, EUR (e)	180	196
Azelis Finance
4.75%, 09/25/29, EUR (b)	310	357

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
B&M European Value Retail S.A.
4.00%, 11/15/28, GBP (c) (e)	200	249
8.13%, 11/15/30, GBP (e)	115	154
6.50%, 11/27/31, GBP (e)	190	238
Bath & Body Works, Inc.
6.63%, 10/01/30 (b)	90	91
6.88%, 11/01/35	175	172
6.75%, 07/01/36	55	53
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (e)	533	588
10.00%, 07/15/33 (b) (i)	422	448
Beazer Homes USA, Inc.
7.50%, 03/15/31 (b) (c)	235	230
Boots Group Finco LP
5.38%, 08/31/32, EUR (e)	275	316
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (e)	200	231
Carnival Corporation
5.88%, 06/15/31 (b)	45	46
6.13%, 02/15/33 (b)	900	906
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (e)	180	243
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (b)	380	375
Ceconomy AG
6.25%, 07/15/29, EUR (e)	295	350
Champ Acquisition Corporation
8.38%, 12/01/31 (b)	145	152
Churchill Downs Incorporated
6.75%, 05/01/31 (b)	345	351
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (e)	401	473
6.50%, 03/15/29, EUR (e)	295	347
Clarios Global LP
6.75%, 09/15/32 (b)	855	861
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (b)	330	341
CPUK Mortgage Finance Limited
4.50%, 08/28/27, GBP (d) (e)	260	336
CT Investment GmbH
6.38%, 04/15/30, EUR (b)	420	490
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (e)	223	268
Dealer Tire, LLC
8.00%, 02/01/28 (b)	210	204
DexKo Global Inc.
6.63%, 10/15/29 (b) (c)	190	169
Discovery Communications, LLC
4.13%, 05/15/29	115	111
Dufry One B.V.
4.50%, 05/23/32, EUR (e)	475	542
Elior Group
5.63%, 03/15/30, EUR (e)	260	305
Eroski Sociedad Cooperativa
5.75%, 05/15/31, EUR (e)	165	192
Essendi S.A.
5.50%, 11/15/31, EUR (e)	400	451
Flutter Treasury Designated Activity Company
4.00%, 06/04/31, EUR (e)	205	229
6.13%, 06/04/31, GBP (e)	200	256
FNAC Darty
6.00%, 04/01/29, EUR (e)	425	505
Forvia
3.75%, 06/15/28, EUR (e)	96	109
5.63%, 06/15/30, EUR (c) (e)	509	592
5.38%, 03/15/31, EUR (c) (e)	130	148
6.75%, 09/15/33 (b)	705	688
Fressnapf Holding SE
5.25%, 10/31/31, EUR (e)	546	616
Gestamp Automocion Sociedad Anonima
4.38%, 10/15/30, EUR (e)	300	343
Group 1 Automotive, Inc.
4.00%, 08/15/28 (b)	110	106
6.38%, 01/15/30 (b)	205	206
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (e) (i)	585	691
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (b) (i)	300	305
Installed Building Products, Inc.
5.63%, 02/01/34 (b)	205	200
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (e)	211	242
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (b)	185	183
8.38%, 10/01/33 (b)	95	94
K2016470219 (South Africa)
8.00%, 05/07/49, EUR (b) (i) (j) (k)	4,042	—
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (b)	115	112
8.25%, 08/01/31 (b)	245	252
LGI Homes, Inc.
7.00%, 11/15/32 (b) (c)	200	185
LHMC Finco 2 S.A R.L.
9.38%, 05/15/30, EUR (e) (i)	165	199
Light and Wonder International, Inc.
6.25%, 10/01/33 (b)	535	524
Lindblad Expeditions, LLC
7.00%, 09/15/30 (b)	375	381
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (e)	180	212
Macys Retail Holdings
7.38%, 08/01/33 (b)	265	271
Magnum Management Corporation
5.25%, 07/15/29	145	139
Marriott International, Inc.
5.10%, 05/01/38	145	138
Mattamy Homes Limited
6.00%, 12/15/33 (b)	355	334
MCE Finance Limited
5.63%, 07/17/27 (b)	595	589
MercadoLibre, Inc.
3.13%, 01/14/31 (c)	2,280	2,080
Michaels Companies, Inc., The
8.50%, 03/15/33 (b)	315	307
11.00%, 03/15/34 (b)	195	182
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (b)	465	451
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (e)	200	258
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (b)	165	168
11.88%, 04/15/31 (b)	50	52
Motel One GmbH
7.75%, 04/02/31, EUR (c) (e)	160	192
NCL Corporation Ltd.
7.75%, 02/15/29 (b)	85	88
5.88%, 01/15/31 (b)	60	58
6.75%, 02/01/32 (b)	370	367
6.25%, 09/15/33 (b)	35	34
Newell Brands Inc.
8.50%, 06/01/28 (b)	95	98
6.63%, 09/15/29	40	39
6.38%, 05/15/30	85	82
Next Group PLC
3.63%, 05/18/28, GBP (e)	300	385
Nissan Motor Acceptance Company LLC
7.05%, 09/15/28 (b)	50	51
5.63%, 09/29/28 (b)	50	49
5.55%, 09/13/29 (b)	20	19
6.13%, 09/30/30 (b)	40	38
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (e)	160	183
7.50%, 07/17/30 (b)	75	76
4.81%, 09/17/30 (b)	215	195
7.75%, 07/17/32 (b)	60	61
6.38%, 07/17/33, EUR (c) (e)	100	115
8.13%, 07/17/35 (b)	40	41
Nordstrom, Inc.
4.38%, 04/01/30	60	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
4.25%, 08/01/31	120	108
Patrick Industries, Inc.
6.38%, 11/01/32 (b)	720	720
Petco Health And Wellness Company, Inc.
8.25%, 02/01/31 (b)	330	330
PetSmart, LLC
7.50%, 09/15/32 (b)	355	357
10.00%, 09/15/33 (b)	20	20
Pinewood Finco PLC
6.00%, 03/27/30, GBP (b)	405	522
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (b)	651	894
Punch Finance PLC
7.88%, 12/30/30, GBP (e)	335	440
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (e) (g)	200	223
RCI Banque
5.50%, 10/09/34, EUR (e)	100	117
Renault
3.88%, 09/30/30, EUR (e)	300	340
Resideo Funding Inc.
6.50%, 07/15/32 (b)	480	473
S&S Holdings LLC
8.38%, 10/01/31 (b)	165	146
Schaeffler AG
4.75%, 08/14/29, EUR (e)	100	115
4.50%, 03/28/30, EUR (e)	1,000	1,135
5.38%, 04/01/31, EUR (e)	100	117
Six Flags Entertainment Corporation
8.63%, 01/15/32 (b)	220	220
Six Flags Operations Inc.
7.25%, 05/15/31 (b) (c)	295	284
6.63%, 05/01/32 (b)	545	544
Staples, Inc.
10.75%, 09/01/29 (b)	90	84
Stellantis Finance US Inc.
6.45%, 03/18/35 (b) (c)	1,895	1,865
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (e)	500	568
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 (b)	420	420
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	65	61
5.25%, 04/30/31	80	72
TKC Holdings, Inc.
8.50%, 08/15/30 (b)	345	347
12.00%, 02/15/31 (b)	110	113
Travel + Leisure Co.
6.13%, 09/01/33 (b)	160	158
TUI Cruises GmbH
5.00%, 05/15/30, EUR (c) (e)	250	281
TVL Finance PLC
10.25%, 04/28/28, GBP (e)	115	147
United Parks And Resorts Inc.
5.25%, 08/15/29 (b)	640	610
V.F. Corporation
4.25%, 03/07/29, EUR	230	263
2.95%, 04/23/30	175	156
0.63%, 02/25/32, EUR	551	497
Valeo
4.50%, 04/11/30, EUR (e)	300	343
5.13%, 05/20/31, EUR (e)	400	462
4.63%, 03/23/32, EUR (c) (e)	100	112
Verde Purchaser, LLC
10.50%, 11/30/30 (b)	320	331
Viking Cruises Limited
5.88%, 10/15/33 (b)	570	563
Volkswagen International Finance N.V.
3.75%, (100, 12/28/27), EUR (e) (g)	500	571
Warnermedia Holdings, Inc.
4.28%, 03/15/32	380	336
5.05%, 03/15/42	160	106
Whirlpool Corporation
6.13%, 06/15/30	105	103
6.50%, 06/15/33 (c)	105	99
White Cap Supply Holdings, LLC
7.38%, 11/15/30 (b)	425	412
Windsor Holdings III, LLC
8.50%, 06/15/30 (b)	785	811
Wyndham Hotels & Resorts, Inc.
5.63%, 03/01/33 (b)	335	330
ZF Friedrichshafen AG
6.13%, 03/13/29, EUR (c) (e)	300	347
3.00%, 10/23/29, EUR (c) (e)	600	631
7.00%, 06/12/30, EUR (e)	100	118
ZF North America Capital, Inc.
6.88%, 04/14/28 - 04/23/32 (b)	315	305
6.75%, 04/23/30 (b)	375	362
7.50%, 03/24/31 (b)	155	152
		45,764
Communication Services 4.2%
Altice France
6.88%, 10/15/30 - 07/15/32 (b)	402	384
5.50%, 10/15/31, EUR (e)	756	831
6.50%, 10/15/31 - 04/15/32 (b)	425	403
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (b)	430	428
Bell Canada inc.
6.88%, 09/15/55	840	850
7.00%, 09/15/55	440	449
Black Pearl Compute LLC
6.13%, 02/15/31 (b)	1,070	1,089
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (e)	1,119	1,555
CCO Holdings, LLC
5.38%, 06/01/29 (b)	350	345
6.38%, 09/01/29 (b)	265	266
4.75%, 03/01/30 (b)	330	313
4.25%, 02/01/31 (b)	360	327
4.50%, 05/01/32 (c)	2,740	2,449
7.00%, 02/01/33 (b)	235	236
4.50%, 06/01/33 (b)	65	57
4.25%, 01/15/34 (b) (c)	75	64
7.38%, 02/01/36 (b)	120	119
Charter Communications Operating, LLC
3.50%, 06/01/41	895	629
5.75%, 04/01/48	595	495
4.80%, 03/01/50	1,621	1,206
Cipher Compute LLC
7.13%, 11/15/30 (b)	185	192
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (b)	75	75
7.50%, 06/01/29 - 03/15/33 (b)	355	371
7.13%, 02/15/31 (b)	380	398
CSC Holdings, LLC
5.38%, 02/01/28 (b)	105	78
11.25%, 05/15/28 (b)	400	328
11.75%, 01/31/29 (b)	175	127
6.50%, 02/01/29 (b)	265	169
4.50%, 11/15/31 (b)	30	18
DISH DBS Corporation
7.38%, 07/01/28	645	626
EchoStar Corporation
10.75%, 11/30/29	475	512
6.75%, 11/30/30 (i)	275	278
Eircom Limited
5.00%, 04/30/31, EUR (e)	335	385
Eutelsat S.A.
2.25%, 07/13/27, EUR (e)	500	578
Go Daddy Operating Company, LLC
3.50%, 03/01/29 (b)	270	251
Koninklijke KPN N.V.
4.88%, (100, 06/18/29), EUR (e) (g)	326	378
Level 3 Financing, Inc.
6.88%, 06/30/33 (b)	325	331
7.00%, 03/31/34 (b)	405	415
8.50%, 01/15/36 (b)	185	193
Lumen Technologies, Inc.
4.50%, 01/15/29 (b)	90	85

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Maya
5.63%, 10/15/28, EUR (e)	698	810
7.00%, 10/15/28 - 04/15/32 (b)	375	375
8.50%, 04/15/31 (b)	95	99
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (b)	70	71
Midcontinent Communications
8.00%, 08/15/32 (b)	400	371
Millicom International Cellular S.A.
5.13%, 01/15/28 (b)	2,268	2,243
MVC Acquisition Corp.
8.00%, 08/01/29 (b)	350	350
Neptune BidCo US Inc.
9.29%, 04/15/29 (b)	490	491
10.38%, 05/15/31 (b)	35	35
Ooredoo International Finance Limited
4.63%, 10/10/34 (e)	830	814
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR (e)	620	744
7.88%, 07/31/28, EUR	508	629
6.38%, 11/15/33 (b)	450	445
7.20%, 07/18/36 (b)	110	109
Proximus
4.75%, (100, 07/02/31), EUR (c) (e) (g)	400	458
Rogers Communications Inc.
7.00%, 04/15/55	1,020	1,022
7.13%, 04/15/55	1,070	1,095
6.88%, 07/31/56	576	578
SoftBank Group Corp.
5.25%, 10/10/29, EUR (e)	335	381
Sunrise HoldCo IV B.V.
3.88%, 06/15/29, EUR (e)	340	380
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (b)	1,095	1,084
Telecom Italia Capital
6.00%, 09/30/34	15	15
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (e)	239	298
3.63%, 09/30/30, EUR (e)	250	285
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (e) (g)	600	681
5.75%, (100, 01/15/32), EUR (c) (e) (g)	200	236
6.14%, (100, 02/03/30), EUR (e) (g)	200	240
6.75%, (100, 06/07/31), EUR (e) (g)	300	370
TELUS Corporation
6.63%, 06/09/56	1,070	1,041
TMNL Holding BV
3.75%, 01/15/29, EUR (e)	480	540
T-Mobile USA, Inc.
3.88%, 04/15/30	1,975	1,925
United Group B.V.
4.63%, 08/15/28, EUR (e)	180	207
5.25%, 02/01/30, EUR (b)	100	113
6.75%, 02/15/31, EUR (e)	200	232
Uniti Group Inc.
6.50%, 02/15/29 (b)	235	228
8.63%, 06/15/32 (b) (c)	110	112
8.63%, 06/15/32 (b)	90	92
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (e)	500	556
5.63%, 04/15/32, EUR (e)	275	291
Vodafone Group Public Limited Company
5.75%, 06/28/54	740	699
3.00%, 08/27/80, EUR (e)	804	872
6.50%, 08/30/84, EUR (e)	500	610
VZ Secured Financing B.V.
5.25%, 01/15/33, EUR (e)	215	229
Wayfair LLC
7.25%, 10/31/29 (b)	160	163
6.75%, 11/15/32 (b)	175	176
Windstream Services, LLC
8.25%, 10/01/31 (b)	325	340
7.50%, 10/15/33 (b)	395	410
WPP 2025 LLC
6.50%, 03/30/36	825	813
Wulf Compute LLC
7.75%, 10/15/30 (b)	250	264
Zayo Group Holdings, Inc.
6.25%, 03/09/30 (b) (i)	282	280
9.00%, 09/09/30 (b) (i)	70	65
Zegona Finance PLC
6.75%, 07/15/29, EUR (e)	230	276
Ziggo B.V.
2.88%, 01/15/30, EUR (c) (e)	135	143
		43,669
Utilities 4.1%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (e) (g)	326	379
Abu Dhabi National Energy Company PJSC
4.75%, 03/09/37 (b)	405	381
Alliant Energy Corporation
5.75%, 04/01/56	1,695	1,646
Alpha Generation LLC
6.75%, 10/15/32 (b)	915	929
6.25%, 01/15/34 (b)	295	290
American Electric Power Company, Inc.
7.05%, 12/15/54	1,585	1,633
6.05%, 03/15/56	745	738
APA Infrastructure Limited
7.13%, 11/09/83, EUR (e)	595	732
AusNet Services Holdings Pty Ltd.
1.63%, 03/11/81, EUR (e)	543	621
CenterPoint Energy, Inc.
6.70%, 05/15/55	1,840	1,862
5.95%, 04/01/56	2,025	2,002
Clearway Energy Operating LLC
5.75%, 01/15/34 (b)	195	191
CMS Energy Corporation
6.50%, 06/01/55	1,945	1,974
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (b)	225	225
6.50%, 01/28/51 (b)	230	222
Dominion Energy, Inc.
6.63%, 05/15/55	2,280	2,298
6.20%, 02/15/56	440	435
EDP, S.A.
4.75%, 05/29/54, EUR (e)	500	580
4.63%, 09/16/54, EUR (e)	600	689
Electricite de France
2.63%, (100, 12/01/27), EUR (e) (g)	1,000	1,124
3.38%, (100, 06/15/30), EUR (e) (g)	400	434
7.50%, (100, 09/06/28), EUR (e) (g)	1,200	1,482
Elia Group
5.85%, (100, 03/15/28), EUR (e) (g)	300	356
Emera US Finance LP
6.85%, 10/01/56	195	195
ENEL - SPA
4.50%, (100, 10/14/32), EUR (e) (g)	324	362
6.38%, (100, 04/16/28), EUR (e) (g)	450	539
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (b)	207	243
Eversource Energy
6.10%, 08/15/56	580	572
6.35%, 08/15/56	1,055	1,040
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (c) (e)	483	566
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54	135	140
6.38%, 08/15/55	540	548
NiSource Inc.
5.75%, 07/15/56	1,215	1,194
NRG Energy, Inc.
10.25%, (100, 03/15/28) (b) (g)	215	232
5.75%, 07/15/29 - 01/15/34 (b)	700	696
6.00%, 02/01/33 - 01/15/36 (b)	270	268
Orsted A/S
5.13%, (100, 09/14/29), EUR (c) (e) (g)	490	565
5.25%, 12/08/22, EUR (e)	300	350

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
PG&E Company
4.95%, 07/01/50	542	450
6.15%, 03/01/55	633	613
6.10%, 10/15/55	2,020	1,950
PG&E Corporation
6.85%, 09/15/56	455	448
Saavi Energia S.a r.l.
8.88%, 02/10/35 (b)	195	204
Sempra
6.40%, 10/01/54	1,885	1,874
6.38%, 04/01/56	695	697
Sierra Pacific Power Company
6.38%, 09/15/56	1,295	1,284
Spire Inc.
6.25%, 06/01/56	490	484
6.45%, 06/01/56	735	733
SSE PLC
4.00%, (100, 01/21/28), EUR (e) (g)	400	460
Stedin Holding N.V.
1.50%, (100, 12/31/26), EUR (e) (g)	200	227
Talen Energy Supply, LLC
6.25%, 02/01/34 (b)	235	232
6.50%, 02/01/36 (b)	230	232
The Southern Company
1.88%, 09/15/81, EUR	536	600
UGI International, LLC
2.50%, 12/01/29, EUR (e)	362	387
Vattenfall AB
6.88%, 08/17/83, GBP (e)	300	402
Veolia Environnement
2.50%, (100, 01/20/29), EUR (e) (g)	600	655
4.37%, (100, 05/20/30), EUR (e) (g)	200	228
5.99%, (100, 11/22/28), EUR (c) (e) (g)	500	602
Vistra Corp.
7.00%, (100, 12/15/26) (b) (g)	430	429
Vistra Operations Company LLC
7.75%, 10/15/31 (b)	265	278
6.95%, 10/15/33 (b)	155	168
VoltaGrid LLC
7.38%, 11/01/30 (b)	410	423
XPLR Infrastructure Operating Partners, LP
7.75%, 04/15/34 (b)	225	232
		43,025
Energy 3.8%
3R Lux
9.75%, 02/05/31 (b)	235	241
Antero Midstream Partners LP
6.63%, 02/01/32 (b)	710	724
Archrock Partners, L.P.
6.63%, 09/01/32 (b)	365	371
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (b)	415	414
6.63%, 10/15/32 (b)	285	289
Baker Hughes Holdings LLC
5.00%, 06/15/36	1,530	1,501
5.85%, 06/15/56	1,555	1,521
Bip-V Chinook
5.50%, 06/15/31 (b)	380	370
BKV Upstream Midstream, LLC
7.50%, 10/15/30 (b)	330	333
Boland Holdings, LLC
6.25%, 12/01/30 (b)	590	597
BP Capital Markets P.L.C.
3.25%, (100, 06/22/26), EUR (e) (g)	700	807
4.38%, (100, 08/19/31), EUR (c) (e) (g)	100	115
Buckeye Partners, L.P.
6.75%, 02/01/30 (b)	380	390
Civitas Resources, Inc.
8.63%, 11/01/30 (b)	330	348
8.75%, 07/01/31 (b)	30	31
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (b)	200	200
ConocoPhillips Company
5.50%, 01/15/55	900	860
CQP Holdco LP
7.50%, 12/15/33 (b)	65	68
Crescent Energy Finance LLC
7.63%, 04/01/32 (b)	435	441
7.38%, 01/15/33 (b)	120	120
Ecopetrol S.A.
4.63%, 11/02/31	395	350
8.88%, 01/13/33	1,030	1,087
8.38%, 01/19/36	170	172
5.88%, 05/28/45 - 11/02/51	300	216
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	563	502
Enbridge Inc.
5.75%, 07/15/80	299	299
8.25%, 01/15/84	300	316
Energy Transfer LP
8.00%, 05/15/54	60	63
7.13%, 10/01/54	30	30
6.50%, 02/15/56	145	143
6.75%, 02/15/56	110	110
EOG Resources, Inc.
5.35%, 01/15/36	1,125	1,142
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (b)	400	417
FS Luxembourg S.a r.l.
8.63%, 06/25/33 (b)	185	182
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (b)	1,190	1,009
2.94%, 09/30/40 (b)	732	591
Genesis Energy, L.P.
8.00%, 05/15/33	520	537
6.75%, 03/15/34	295	294
Geopark Limited
8.75%, 01/31/30 (b) (c)	90	89
Global Partners LP
7.13%, 07/01/33 (b)	155	156
Golar LNG Limited
7.50%, 10/02/30 (b)	600	605
Harvest Midstream I, L.P.
7.50%, 09/01/28 (b)	190	192
7.50%, 05/15/32 (b)	350	356
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (b)	80	79
6.00%, 04/15/30 (b)	260	253
8.38%, 11/01/33 (b)	125	130
6.88%, 05/15/34 (b)	220	214
7.25%, 02/15/35 (b)	15	15
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (b)	525	540
6.63%, 01/15/34 (b)	310	310
Infinity Natural Resources, Inc.
7.63%, 04/01/31 (b)	210	211
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (b)	980	990
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (b)	430	446
Kinetik Holdings LP
5.88%, 06/15/30 (b)	280	281
Kodiak Gas Services, LLC
7.25%, 02/15/29 (b)	55	57
5.88%, 04/01/31 (b)	60	60
6.50%, 10/01/33 (b)	240	242
6.75%, 10/01/35 (b)	240	244
Matador Resources Company
6.50%, 04/15/32 (b)	210	212
6.25%, 04/15/33 (b)	130	130
6.00%, 04/15/34 (b)	125	124
MV24 Capital B.V.
6.75%, 06/01/34 (b)	153	152
NGL Energy Operating LLC
8.13%, 02/15/29 (b)	490	504
Northern Oil and Gas Incorporated
7.88%, 10/15/33 (b)	215	222

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Permian Resources Operating, LLC
7.00%, 01/15/32 (b)	175	182
6.25%, 02/01/33 (b)	170	173
Petrobras Global Finance B.V.
5.50%, 06/10/51	280	224
Petroleos Mexicanos
4.75%, 02/26/29, EUR (e)	335	384
6.70%, 02/16/32	185	181
6.75%, 09/21/47	330	262
6.35%, 02/12/48	505	387
7.69%, 01/23/50	1,495	1,297
6.95%, 01/28/60	440	346
PT Pertamina (Persero)
6.45%, 05/30/44 (b)	260	263
Rockcliff Energy II LLC
5.50%, 10/15/29 (b)	345	336
Rockies Express Pipeline LLC
6.75%, 03/15/33 (b)	320	329
6.88%, 04/15/40 (b)	290	287
Saudi Arabian Oil Company
5.38%, 06/02/35 (b)	2,555	2,538
5.75%, 07/17/54 (b)	240	220
6.00%, 02/02/56 (b)	210	198
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (b)	465	460
6.75%, 03/15/34 (b)	310	311
TotalEnergies SE
4.50%, (100, 08/19/34), EUR (e) (g)	300	339
Transmontaigne Partners LLC
8.50%, 06/15/30 (b)	240	242
Transocean Inc
8.25%, 05/15/29 (b)	305	314
8.50%, 05/15/31 (b)	155	162
Transocean International Limited
7.88%, 10/15/32 (b)	450	478
USA Compression Finance Corp.
7.13%, 03/15/29 (b)	680	695
6.25%, 10/01/33 (b)	220	219
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (g)	115	115
8.13%, 06/01/28 (b)	215	221
7.00%, 01/15/30 (b) (c)	235	240
8.38%, 06/01/31 (b)	795	827
9.88%, 02/01/32 (b)	95	102
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (b)	200	206
7.50%, 05/01/33 (b)	192	211
6.50%, 01/15/34 - 06/15/34 (b)	305	318
7.75%, 05/01/35 (b)	128	143
6.75%, 01/15/36 (b)	180	190
WBI Operations LLC
6.25%, 10/15/30 (b)	415	416
6.50%, 10/15/33 (b)	395	392
Williams Companies, Inc., The
5.30%, 09/30/35	1,100	1,100
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (e) (g)	400	441
		39,764
Industrials 3.6%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (b)	315	321
Abertis Infraestructuras Finance B.V.
4.75%, (100, 11/23/30), EUR (e) (g)	100	114
4.87%, (100, 11/28/29), EUR (e) (g)	500	579
ADT Security Corporation, The
5.88%, 10/15/33 (b)	360	349
Advanced Drainage Systems, Inc.
5.38%, 03/01/34 (b)	210	204
Aeropuertos Dominicanos Siglo XXI, S.A.
7.00%, 06/30/34 (b)	580	590
Air France - KLM
4.63%, 05/23/29, EUR (e)	300	347
American Airlines, Inc.
5.75%, 04/20/29 (b)	480	476
Amsted Industries Incorporated
6.38%, 03/15/33 (b)	670	674
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (b)	585	536
5.00%, 01/30/31, EUR (e)	135	151
6.25%, 01/30/31 (b)	400	396
Artera Services, LLC
8.50%, 02/15/31 (b) (c)	185	158
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (e)	301	352
Axon Enterprise, Inc.
6.25%, 03/15/33 (b)	160	163
Boeing Company, The
5.81%, 05/01/50 (l)	1,165	1,125
Bombardier Inc.
7.00%, 06/01/32 (b)	255	264
6.75%, 06/15/33 (b)	470	485
Brand Industrial Services, Inc.
10.38%, 08/01/30 (b)	110	100
Builders FirstSource, Inc.
6.38%, 03/01/34 (b)	125	124
6.75%, 05/15/35 (b)	440	439
CACI International Inc.
6.38%, 06/15/33 (b)	670	682
Calderys Financing II, LLC
11.75%, 06/01/28 (b) (d) (i)	356	361
Carpenter Technology Corporation
5.63%, 03/01/34 (b)	205	203
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (b)	290	274
CMA CGM
5.00%, 01/15/31, EUR (c) (e)	193	215
Columbus McKinnon Corporation
7.13%, 02/01/33 (b)	705	703
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (b)	185	108
Corporation De Securite Garda World
6.00%, 06/01/29 (b) (c)	90	86
6.50%, 01/15/31 (b)	470	475
8.25%, 08/01/32 (b)	335	332
8.38%, 11/15/32 (b)	185	186
CTEC II GmbH
5.25%, 02/15/30, EUR (c) (e)	385	401
Cyprium Corporation
6.13%, 04/15/31 (b)	235	232
6.38%, 04/15/34 (b)	375	364
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (c) (e)	400	452
Dovalue S.P.A.
7.00%, 02/28/30, EUR (c) (e)	328	393
Eaton Corporation
4.80%, 03/06/36	495	489
5.45%, 03/06/56	425	412
Edge Finco PLC
8.13%, 08/15/31, GBP (e)	360	492
EMRLD Borrower LP
6.75%, 07/15/31 (b)	490	503
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (e)	350	380
EnerSys
6.63%, 01/15/32 (b)	200	204
Enpro Inc.
6.13%, 06/01/33 (b)	330	334
Equipmentshare.Com Inc
8.63%, 05/15/32 (b)	50	52
8.00%, 03/15/33 (b) (c)	745	769
ESAB Corporation
5.63%, 04/01/31 (b)	295	297
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (b)	60	62
7.00%, 05/01/31 - 06/15/32 (b)	205	210
Gatwick Airport Finance PLC
6.00%, 11/21/30, GBP (e)	235	306

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (b)	240	235
7.50%, 04/15/32 (b)	135	140
Goat Holdco, LLC
6.75%, 02/01/32 (b)	695	697
Graphic Packaging International, LLC
6.38%, 07/15/32 (b) (c)	110	110
Herc Holdings Inc.
7.00%, 06/15/30 (b)	305	312
5.75%, 03/15/31 (b)	40	39
7.25%, 06/15/33 (b)	682	698
6.00%, 03/15/34 (b)	50	48
Honeywell Aerospace Inc.
4.95%, 03/16/36 (b)	1,395	1,384
5.73%, 03/16/56 (b)	1,330	1,318
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (b)	280	278
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (b) (c)	150	71
JELD-WEN, Inc.
4.88%, 12/15/27 (b) (c)	65	44
JH North America Holdings Inc.
6.13%, 07/31/32 (b)	10	10
Kier Group PLC
9.00%, 02/15/29, GBP (e)	215	294
Lightning Power, LLC
7.25%, 08/15/32 (b)	415	432
LSF12 Helix Parent, LLC
7.13%, 02/01/33 (b)	350	338
Luna 1.5 S.a r.l.
12.00%, 07/01/32 (b) (i)	230	246
Madison IAQ LLC
4.13%, 06/30/28 (b)	150	146
5.88%, 06/30/29 (b)	630	616
Manitowoc Company, Inc., The
9.25%, 10/01/31 (b)	515	538
Masterbrand, Inc.
7.00%, 07/15/32 (b)	215	210
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (b)	630	630
9.25%, 04/15/30 (b)	550	510
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (b)	110	105
MIWD Holdco II LLC
5.50%, 02/01/30 (b)	160	138
Nexans
4.25%, 03/11/30, EUR (e)	400	463
Paprec Holding
4.50%, 07/15/32, EUR (e)	335	380
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (e) (g)	389	455
Queen Mergerco, Inc.
6.75%, 04/30/32 (b)	475	485
Quikrete Holdings, Inc.
6.38%, 03/01/32 (b)	235	238
6.75%, 03/01/33 (b)	410	415
Science Applications International Corporation
5.88%, 11/01/33 (b)	205	200
Sensata Technologies, Inc.
6.63%, 07/15/32 (b)	420	428
Standard Building Solutions Inc.
4.38%, 07/15/30 (b)	545	513
6.25%, 08/01/33 (b)	85	84
5.88%, 03/15/34 (b)	25	24
Terex Corporation
5.00%, 05/15/29 (b)	115	113
6.25%, 10/15/32 (b)	525	528
Toucan Finco Ltd.
9.50%, 05/15/30 (b) (i)	75	66
TransDigm Inc.
6.38%, 03/01/29 - 05/31/33 (b)	540	544
7.13%, 12/01/31 (b)	140	144
6.63%, 03/01/32 (b)	175	179
6.75%, 01/31/34 (b)	410	415
6.13%, 07/31/34 (b)	505	496
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (b)	275	266
Trivium Packaging Finance B.V.
6.63%, 07/15/30, EUR (c) (e)	205	238
8.25%, 07/15/30 (b)	593	620
12.25%, 01/15/31 (b)	250	269
United Airlines Holdings, Inc.
4.88%, 03/01/29	210	206
5.38%, 03/01/31	140	137
Vertiv Holdings Co
5.80%, 03/15/56	660	638
Wesco Distribution, Inc.
5.25%, 04/15/31 (b)	70	70
6.63%, 03/15/32 (b)	110	112
6.38%, 03/15/33 (b)	270	275
5.50%, 04/15/34 (b)	55	54
XPO, Inc.
7.13%, 02/01/32 (b)	605	623
		37,189
Materials 2.7%
Ahlstrom Oyj
3.63%, 02/04/28, EUR (c) (e)	402	451
Avient Corporation
7.13%, 08/01/30 (b)	65	66
6.25%, 11/01/31 (b)	565	569
Capstone Copper Corp.
6.75%, 03/31/33 (b)	740	734
Celanese US Holdings LLC
7.05%, 11/15/30 (d) (f) (l)	150	158
7.00%, 02/15/31	55	56
5.00%, 04/15/31, EUR	345	389
7.38%, 07/15/32 (d) (l)	155	162
7.20%, 11/15/33 (d) (f) (l)	155	165
7.38%, 02/15/34	55	56
Celsa OpCo S.A.
7.65%, (3 Month EURIBOR + 5.50%), 12/15/30, EUR (e) (f)	468	527
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (b)	340	321
Century Aluminum Company
6.88%, 08/01/32 (b)	535	552
Champion Iron Canada Inc.
7.88%, 07/15/32 (b)	265	275
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (b)	165	165
7.50%, 09/15/31 (b)	160	160
7.00%, 03/15/32 (b)	105	102
Constellium SE
5.38%, 08/15/32, EUR (c) (e)	355	417
6.38%, 08/15/32 (b)	105	106
Corporacion Nacional del Cobre de Chile
6.33%, 01/13/35 (b)	690	718
5.53%, 01/30/37 (b)	160	157
First Quantum Minerals Ltd.
7.25%, 02/15/34 (b)	275	278
6.38%, 02/15/36 (b)	315	301
FMC Corporation
3.45%, 10/01/29	40	36
6.38%, 05/18/53 (c)	40	30
8.45%, 11/01/55	30	19
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,520	1,440
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (e)	1,865	1,898
Glencore Funding LLC
4.90%, 07/01/31 (b)	1,520	1,521
5.20%, 07/01/33 (b)	2,330	2,334
5.51%, 04/01/36 (b)	2,425	2,431
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (e)	130	143
INEOS Finance PLC
6.75%, 05/15/28 (b)	90	87
7.50%, 04/15/29 (b)	55	53

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (b)	595	567
Kaiser Aluminum Corporation
5.88%, 03/01/34 (b)	530	519
KRC Materials, Inc.
7.75%, 05/01/31 (b)	270	279
Kronos International, Inc.
9.50%, 03/15/29, EUR (e)	255	254
LANXESS Aktiengesellschaft
1.75%, 03/22/28, EUR (c) (e)	300	331
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (e)	200	6
LYB International Finance III, LLC
5.13%, 01/15/31	255	256
Magnera Corporation
7.25%, 11/15/31 (b) (c)	240	222
Metinvest B.V.
7.65%, 10/01/27 (b)	105	98
7.75%, 10/17/29 (b)	565	486
Mineral Resources Limited
7.00%, 04/01/31 (b)	625	636
Nexa Resources S.A.
6.60%, 04/08/37 (b)	110	114
Novelis Corporation
4.75%, 01/30/30 (b)	290	273
6.88%, 01/30/30 (b)	120	121
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (e)	262	293
5.38%, 10/01/29, EUR (e)	145	154
6.25%, 10/01/29 (b)	365	346
7.25%, 06/15/31 (b)	230	225
6.13%, 02/15/33, EUR (e)	135	150
Periama Holdings, LLC
5.95%, 04/19/26 (e)	290	290
Scih Salt Holdings Inc.
4.88%, 05/01/28 (b)	30	30
6.63%, 05/01/29 (b)	655	652
Sealed Air Corporation
7.25%, 02/15/31 (b)	25	26
6.50%, 07/15/32 (b)	185	194
Silgan Holdings Inc.
4.25%, 02/15/31, EUR (e)	267	298
Snf Group
4.50%, 03/15/32, EUR (e)	235	276
Sociedad Quimica Y Minera De Chile S.A.
6.50%, 11/07/33 (b)	105	111
5.50%, 09/10/34 (b)	170	169
Suzano Austria GmbH
5.00%, 01/15/30	950	938
Suzano Netherlands B.V.
5.50%, 01/15/36	370	358
Taseko Mines Limited
8.25%, 05/01/30 (b)	370	386
Vale Overseas Ltd.
6.40%, 06/28/54	115	116
W. R. Grace Holdings LLC
5.63%, 08/15/29 (b)	230	211
7.38%, 03/01/31 (b)	225	225
6.63%, 08/15/32 (b)	495	483
7.00%, 08/01/33 (b)	115	112
Westlake Corporation
5.55%, 11/15/35 (c)	505	503
6.38%, 11/15/55	580	572
		28,157
Health Care 2.0%
1261229 B.C. Ltd.
10.00%, 04/15/32 (b)	760	779
Acadia Healthcare Company, Inc.
5.00%, 04/15/29 (b)	165	160
AdaptHealth LLC
6.13%, 08/01/28 (b)	215	214
Bausch + Lomb Corporation
8.38%, 10/01/28 (b)	430	444
Bausch Health Companies Inc.
5.00%, 01/30/28 - 02/15/29 (b)	225	183
11.00%, 09/30/28 (b)	210	215
5.25%, 01/30/30 (b)	10	7
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (e)	500	574
BioMarin Pharmaceutical Inc.
5.50%, 02/15/34 (b)	85	83
CAB
3.38%, 02/01/28, EUR (e)	385	431
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (c) (e)	425	496
Cigna Group, The
4.80%, 08/15/38	680	639
Community Health Systems, Inc.
6.00%, 01/15/29 (b)	25	25
10.88%, 01/15/32 (b)	149	160
9.75%, 01/15/34 (b)	120	125
CVS Health Corporation
5.13%, 07/20/45	395	348
5.05%, 03/25/48	2,275	1,953
6.75%, 12/10/54	1,170	1,181
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (c) (e)	300	362
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (e) (g)	501	601
Genmab A/S
6.25%, 12/15/32 (b)	165	169
7.25%, 12/15/33 (b)	75	78
Global Medical Response, Inc.
7.38%, 10/01/32 (b)	825	856
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (e)	200	226
4.75%, 10/15/28 (b)	130	127
Grifols, S.A.
2.25%, 11/15/27, EUR (e)	140	159
7.50%, 05/01/30, EUR (c) (e)	881	1,052
Grunenthal GmbH
4.63%, 11/15/31, EUR (e)	683	773
Gruppo San Donato S.P.A.
6.50%, 10/31/31, EUR (e)	200	224
Lifepoint Health, Inc.
9.88%, 08/15/30 (b)	235	249
8.38%, 02/15/32 (b)	105	112
10.00%, 06/01/32 (b)	410	417
Medline Borrower, LP
6.25%, 04/01/29 (b)	275	280
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (e)	415	477
Molina Healthcare, Inc.
6.25%, 01/15/33 (b)	340	330
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (e)	521	602
Organon & Co.
6.75%, 05/15/34 (b)	40	36
7.88%, 05/15/34 (b)	35	29
Ray Financing LLC
6.50%, 07/15/31, EUR (b)	650	744
Rossini S.a r.l.
5.89%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (e) (f)	210	243
Select Medical Corporation
6.25%, 12/01/32 (b) (c)	230	219
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (b)	495	487
Team Health Holdings, Inc.
8.38%, 06/30/28 (b)	285	282
13.50%, 06/30/28 (b) (i)	165	171
Tenet Healthcare Corporation
6.00%, 11/15/33 (b) (c)	635	642
Teva Pharmaceutical Finance Netherlands II B.V.
1.63%, 10/15/28, EUR (e)	250	272
7.38%, 09/15/29, EUR	286	360
4.38%, 05/09/30, EUR (e)	802	927
4.13%, 06/01/31, EUR	100	114

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
UnitedHealth Group Incorporated
4.65%, 01/15/31	1,235	1,241
5.30%, 06/15/35 (c)	320	326
		21,204
Consumer Staples 2.0%
AA Bond Co Limited
8.45%, 01/31/28, GBP (d) (e)	199	274
Aegis Lux 1A S.a r.l.
5.63%, 10/29/31, EUR (e) (i)	170	194
Albertsons Companies, Inc.
5.50%, 03/31/31 (b)	180	178
5.63%, 03/31/32 (b)	365	359
6.25%, 03/15/33 (b)	20	20
5.75%, 03/31/34 (b)	380	372
Albion Financing 1 S.a r.l.
7.00%, 05/21/30 (b)	370	376
Albion Financing 2 S.a r.l.
5.38%, 05/21/30, EUR (e)	276	319
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (e)	375	480
6.00%, 06/01/29 (b) (c)	390	377
7.88%, 02/15/31 (b)	110	113
Amber FinCo PLC
6.63%, 07/15/29, EUR (e)	195	232
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (b)	400	391
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (e)	323	400
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (e)	100	122
Champions Financing, Inc.
8.75%, 02/15/29 (b) (c)	170	152
Co-operative Group Limited
7.50%, 07/08/26, GBP (d) (e) (l)	100	133
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (e)	376	431
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (e)	376	431
Flora Food Management B.V.
6.88%, 07/02/29, EUR (e)	369	400
Froneri Lux Topco S.a r.l.
4.75%, 08/01/32, EUR (e)	380	416
6.00%, 08/01/32 (b)	255	249
Imperial Brands Finance PLC
5.88%, 07/01/34 (b)	1,920	1,975
6.38%, 07/01/55 (b)	630	626
JBS USA Holding Lux S.a r.l.
5.95%, 04/20/35	225	233
6.38%, 02/25/55	3,530	3,517
Kroger Co., The
5.00%, 09/15/34	505	499
Mavis Tire Express Services TopCo, Corp.
6.50%, 05/15/29 (b)	175	173
Minerva Luxembourg S.A.
8.88%, 09/13/33 (b)	165	176
New Immo Holding
6.00%, 03/22/29, EUR (e)	400	462
Nomad Foods Bondco PLC
2.50%, 06/24/28, EUR (e)	100	111
Ontex Group
5.25%, 04/15/30, EUR (e)	335	355
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (e)	397	459
Performance Food Group, Inc.
4.25%, 08/01/29 (b)	110	106
6.13%, 09/15/32 (b)	125	125
5.63%, 03/01/34 (b)	335	323
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	135	145
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (e)	341	386
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (b)	208	242
5.13%, 02/15/30, EUR (e)	402	467
RAC Bond Co PLC
5.25%, 11/04/27, GBP (e)	200	261
Sudzucker International Finance B.V.
5.95%, (100, 05/28/30), EUR (e) (g)	200	224
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR (e)	486	569
U.S. Foods Inc.
4.75%, 02/15/29 (b)	55	54
5.75%, 04/15/33 (b)	460	458
United Rentals (North America), Inc.
5.38%, 11/15/33 (b)	505	490
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	771	887
Wand NewCo 3, Inc.
7.63%, 01/30/32 (b)	850	869
Williams Scotsman, Inc.
6.63%, 04/15/30 (b)	225	228
7.38%, 10/01/31 (b)	190	195
		21,034
Information Technology 1.3%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (b)	570	558
Amentum Escrow Corp.
7.25%, 08/01/32 (b)	775	802
Amkor Technology, Inc.
5.88%, 10/01/33 (b)	915	911
Atos SE
9.36%, 12/18/29, EUR (d) (e)	357	465
5.20%, 12/18/30, EUR (d) (e)	225	244
Belden Inc.
3.38%, 07/15/31, EUR (e)	140	154
4.25%, 02/01/33, EUR (e)	140	156
Capstone Borrower, Inc.
8.00%, 06/15/30 (b)	515	492
Cloud Software Group, Inc.
6.50%, 03/31/29 (b)	475	461
9.00%, 09/30/29 (b)	275	265
8.25%, 06/30/32 (b)	105	99
Coreweave, Inc.
9.25%, 06/01/30 (b)	420	408
9.00%, 02/01/31 (b)	240	230
Ellucian Holdings Inc.
6.50%, 12/01/29 (b)	420	410
Fair Isaac Corporation
6.00%, 05/15/33 (b)	230	226
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (b)	650	646
Gen Digital Inc.
6.25%, 04/01/33 (b)	430	419
MKS Inc.
4.25%, 02/15/34, EUR (e)	280	309
Oak-Eagle Acquireco, Inc.
7.25%, 07/01/33 (b)	500	518
8.75%, 07/01/34 (b)	200	210
Oracle Corporation
5.70%, 02/04/36	865	832
6.70%, 02/04/56	3,380	3,134
6.85%, 02/04/66	390	359
TeamSystem S.p.A.
5.00%, 07/01/31, EUR (c) (e)	185	197
UKG Inc.
6.88%, 02/01/31 (b)	415	404
		12,909
Real Estate 0.8%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (i)	437	558
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (e)	200	243
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (b)	679	679
Brandywine Operating Partnership, L.P.
8.88%, 04/12/29	205	207
6.13%, 01/15/31	30	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
CFE Fibra E
5.88%, 09/23/40 (b)	248	241
Country Garden Holdings Company Limited
0.00%, 08/06/30 (e) (j) (k)	365	33
CPI Property Group
7.50%, (100, 03/24/31), EUR (e) (g)	204	208
4.00%, 01/22/28, GBP (d) (e) (l)	100	127
1.75%, 01/14/30, EUR (e)	195	187
6.00%, 01/27/32, EUR (e)	568	623
Ellington Financial Operating Partnership LLC
7.38%, 09/30/30 (b)	190	183
Globalworth Real Estate Investments Limited
6.25%, 03/31/29, EUR (e)	145	170
Heimstaden AB
8.38%, 01/29/30, EUR (e)	670	792
Heimstaden Bostad AB
2.63%, (100, 02/01/27), EUR (e) (g)	100	112
3.00%, (100, 10/29/27), EUR (e) (g)	253	279
6.25%, (100, 12/04/29), EUR (e) (g)	400	461
1.63%, 10/13/31, EUR (e)	360	353
Ladder Capital Finance Holdings LLLP
7.00%, 07/15/31 (b)	45	47
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (e)	330	375
Park Intermediate Holdings LLC
5.88%, 10/01/28 (b)	505	501
Pebblebrook Hotel Trust
6.38%, 10/15/29 (b)	255	256
RHP Hotel Properties, LP
6.50%, 06/15/33 (b)	195	198
5.75%, 03/15/34 (b)	310	306
RLJ III-EM Columbus Lessee, LLC
4.00%, 09/15/29 (b)	320	300
Star Holdings
8.75%, 08/01/31 (b)	360	364
Unibail-Rodamco-Westfield SE
4.75%, (100, 06/11/31), EUR (e) (g)	600	686
XHR LP
6.63%, 05/15/30 (b)	110	111
		8,627
Total Corporate Bonds And Notes (cost $427,739)		422,770
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 19.5%
1211 Avenue of The Americas
Series 2015-B-1211, REMIC, 4.23%, 08/10/35 (f)	912	862
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 6.92%, (3 Month Term SOFR + 3.25%), 04/16/35 (f)	2,850	2,703
A&D Mortgage Trust 2026-NQM2
Series 2026-A1-NQM2, REMIC, 4.81%, 03/25/71 (d) (f)	1,079	1,068
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	124	126
Series 2024-D-A, 6.32%, 02/15/28	124	126
Series 2024-E-A, 7.92%, 02/15/28	124	127
Series 2025-C-A, 4.84%, 11/15/29	887	891
Series 2025-D-A, 4.99%, 12/15/29	642	643
Series 2024-E-B, 6.68%, 09/15/32	235	236
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.12%, 04/25/26 (f)	817	764
AOA Trust 2025-1301
Series 2025-D-1301, 6.43%, 08/11/30 (f)	1,129	1,130
BAHA Trust 2024-MAR
Series 2024-A-MAR, REMIC, 6.17%, 12/13/29 (f)	1,025	1,044
Balboa Bay Loan Funding 2024-1 Ltd.
Series 2024-D1-1A, 6.87%, (3 Month Term SOFR + 3.20%), 07/20/37 (f)	3,000	2,975
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 6.57%, (1 Month Term SOFR + 2.90%), 08/17/26 (f)	656	658
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.66%, 04/17/29 (f)	455	391
Bank5 2023-5YR3
Series 2023-C-5YR3, REMIC, 7.56%, 09/15/28 (f)	331	341
Bank5 2024-5Yr7
Series 2024-C-5YR7, REMIC, 7.34%, 06/15/29 (f)	433	450
Bank5 2025-5YR17
Series 2025-D-5YR17, REMIC, 4.50%, 10/18/30	459	406
Battalion CLO XXI Ltd.
Series 2021-D-21A, 7.23%, (3 Month Term SOFR + 3.56%), 07/17/34 (f)	1,000	944
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-C-CAR1, 5.16%, (SOFR 30-Day Average + 1.50%), 12/26/31 (f)	82	83
Series 2024-D-CAR1, 5.71%, (SOFR 30-Day Average + 2.05%), 12/26/31 (f)	82	83
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 4.59%, (1 Month Term SOFR + 0.92%), 03/16/37 (d) (f)	680	644
Series 2018-B-TALL, REMIC, 4.69%, (1 Month Term SOFR + 1.17%), 03/16/37 (d) (f)	433	401
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.32%, 09/17/55 (f)	8,163	491
BBCMS Mortgage Trust 2024-5C31
Series 2024-C-5C31, REMIC, 5.76%, 12/17/29	279	279
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.64%, 01/17/30 (f)	391	330
Benchmark 2024-V6 Mortgage Trust
Series 2024-D-V6, REMIC, 4.00%, 03/16/29	225	202
Series 2024-E-V6, REMIC, 4.00%, 03/16/29	544	479
Benchmark 2026-V21 Mortgage Trust
Series 2026-C-V21, REMIC, 6.01%, 03/17/31	861	849
Benefit Street Partners CLO 48 Ltd.
Series 2026-D1-48A, 6.14%, (3 Month Term SOFR + 2.45%), 04/20/39 (f)	2,600	2,590
BLP Commercial Mortgage Trust 2025-IND2
Series 2025-D-IND2, REMIC, 6.54%, (1 Month Term SOFR + 2.65%), 12/15/42 (f)	1,168	1,170
Blue Stream Issuer, LLC
Series 2024-A2-1A, REMIC, 5.41%, 11/20/29	842	850
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (f)	203	209
BMO 2024-5C6 Mortgage Trust
Series 2024-C-5C8, REMIC, 5.74%, 12/17/29 (f)	168	167
BRAVO Residential Funding Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.80%, 02/25/65 (d)	772	772
Series 2025-M1-NQM5, REMIC, 6.34%, 02/25/65 (f)	1,117	1,123
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	496	502
Series 2024-C-1A, 9.13%, 05/15/30	245	247
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	363	358
BX Commercial Mortgage Trust 2024-GPA2
Series 2024-C-GPA2, 5.86%, (1 Month Term SOFR + 2.19%), 11/15/26 (f)	954	954
BX Commercial Mortgage Trust 2024-KING
Series 2024-C-KING, REMIC, 5.61%, (1 Month Term SOFR + 1.94%), 05/15/26 (f)	815	815
Series 2024-D-KING, REMIC, 6.16%, (1 Month Term SOFR + 2.49%), 05/15/26 (f)	931	931
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 6.36%, (1 Month Term SOFR + 2.69%), 03/15/29 (f)	873	873
BX Commercial Mortgage Trust 2026-XL6
Series 2026-D-XL6, REMIC, 5.77%, (1 Month Term SOFR + 2.10%), 03/15/28 (f)	844	840
BX Trust
Series 2024-C-BIO, REMIC, 6.31%, (1 Month Term SOFR + 2.64%), 02/15/29 (f)	1,086	1,075

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Series 2025-C-ARIA, REMIC, 5.52%, 12/13/30 (f)	1,552	1,542
Series 2024-C-MF, REMIC, 5.61%, (1 Month Term SOFR + 1.94%), 02/15/39 (f)	336	335
Series 2024-D-MF, REMIC, 6.36%, (1 Month Term SOFR + 2.69%), 02/15/39 (f)	768	767
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (f)	775	731
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (f)	923	851
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 6.56%, (1 Month Term SOFR + 2.89%), 06/15/26 (f)	1,070	1,059
BX Trust 2025-DELC
Series 2025-E-DELC, REMIC, 6.72%, (1 Month Term SOFR + 3.05%), 12/15/27 (f)	622	620
BX Trust 2025-GW
Series 2025-D-GW, REMIC, 6.42%, (1 Month Term SOFR + 2.75%), 07/15/27 (f)	1,196	1,195
BX Trust 2025-ROIC
Series 2025-D-ROIC, REMIC, 5.67%, (1 Month Term SOFR + 1.99%), 03/15/27 (f)	1,581	1,572
BX Trust 2025-VLT7
Series 2025-D-VLT7, REMIC, 6.92%, (1 Month Term SOFR + 3.25%), 07/15/30 (f)	1,600	1,588
BX Trust 2025-VOLT
Series 2025-D-VOLT, REMIC, 6.42%, (1 Month Term SOFR + 3.00%), 12/16/30 (f)	1,395	1,385
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30 (d)	550	541
Castlelake Aircraft Structured Trust 2025-2
Series 2025-A-2A, 5.47%, 08/15/32 (d)	1,580	1,574
CCG Receivables Trust 2024-1
Series 2024-C-1, 5.22%, 04/14/28	362	365
Series 2024-D-1, 5.80%, 04/14/28	560	566
CCG Receivables Trust 2025-1
Series 2025-C-1, 4.89%, 10/14/32	275	276
Series 2025-D-1, 5.28%, 10/14/32	185	185
Chase Home Lending Mortgage Trust 2024-11
Series 2024-A4-11, REMIC, 6.00%, 03/25/32 (f)	831	836
Series 2024-A9A-11, REMIC, 6.00%, 05/25/46 (f)	321	321
Series 2024-A9-11, REMIC, 6.30%, 05/25/46 (f)	139	140
Chase Home Lending Mortgage Trust 2025-10
Series 2025-A9B-10, REMIC, 5.50%, 01/25/48 (f)	1,062	1,052
Chase Home Lending Mortgage Trust Series 2024-2
Series 2024-A6-3, REMIC, 6.00%, 02/25/29 (f)	708	710
Series 2024-A6A-2, REMIC, 6.00%, 02/25/55 (f)	434	435
Chase Home Lending Mortgage Trust Series 2024-4
Series 2024-A6-4, REMIC, 6.00%, 03/25/29 (f)	385	386
CHI Commercial Mortgage Trust 2025-SFT
Series 2025-D-SFT, REMIC, 7.57%, 04/17/30 (f)	1,005	1,028
Series 2025-D-110W, REMIC, 6.63%, 12/13/30 (f)	1,682	1,648
CIFC Funding 2014-III, Ltd.
Series 2014-A1R-3A, 4.85%, (3 Month Term SOFR + 1.18%), 03/31/38 (f)	500	498
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 5.85%, 06/12/28 (f) (m)	635	637
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.36%, 07/10/28 (f)	532	541
CLI Funding VI LLC
Series 2020-B-1A, 3.62%, 09/18/30	1,025	985
Cloud Capital Holdco LP
Series 2024-A2-1A, 5.78%, 11/23/29	984	987
Series 2024-A2-2A, 5.92%, 11/24/31	638	641
COLT 2025-6 Mortgage Loan Trust
Series 2025-M1-6, 6.27%, 08/25/70 (f)	763	766
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.23%, 08/06/29 (f)	1,000	1,059
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 8.19%, 12/12/29 (f)	472	482
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	520	521
Series 2024-A2-1A, 5.75%, 02/26/29	315	316
Series 2024-B-1A, 7.00%, 02/26/29	485	493
Series 2024-A1-2A, 5.02%, 08/27/29	1,257	1,258
Compass Datacenters Issuer III , LLC
Series 2026-A22-1A, 5.29%, 02/25/31	1,073	1,070
Series 2026-A23-1A, 5.44%, 02/25/31	807	798
CONE Trust 2024-DFW1
Series 2024-D-DFW1, REMIC, 6.71%, (1 Month Term SOFR + 3.04%), 08/15/41 (f)	446	445
Consolidated Communications LLC
Series 2025-A2-1A, 6.00%, 05/20/30	1,648	1,673
Series 2025-C-1A, 9.41%, 05/20/30	1,150	1,207
Cross 2024-H8 Mortgage Trust
Series 2024-A1-H8, REMIC, 5.55%, 12/25/69 (d) (f)	304	305
Series 2024-A3-H8, REMIC, 5.96%, 12/25/69 (d)	231	232
Series 2024-M1-H8, REMIC, 6.32%, 12/25/69 (f)	175	176
CSAIL 2016-C7 Commercial Mortgage Trust
Series 2016-C-C7, REMIC, 4.42%, 11/18/26 (f)	930	854
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	576	562
Series 2024-A2-2A, 4.50%, 05/20/29	2,160	2,100
DC Office Trust 2019-MTC
Series 2019-D-MTC, REMIC, 3.17%, 11/17/29 (f)	725	625
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	400	403
EFMT 2024-INV2
Series 2024-M1-INV2, REMIC, 5.73%, 10/25/69 (f)	495	491
EFMT 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.03%, 11/25/70 (d) (f)	911	907
ELFI Graduate Loan Program 2024-A LLC
Series 2024-A-A, 5.56%, 08/25/49	252	255
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.06%, 05/25/65 (f)	870	861
ELM Trust 2024-ELM
Series 2024-D15-ELM, REMIC, 6.90%, 06/11/27 (f)	628	628
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-C-2, 4.91%, 09/15/29	752	754
Foundation Finance Trust 2024-2
Series 2024-B-2A, 4.93%, 03/15/50	158	158
Series 2024-D-2A, 6.59%, 03/15/50	445	455
GLS Auto Select Receivables Trust 2024-1
Series 2024-D-1A, 5.95%, 12/17/29	468	473
GLS Auto Select Receivables Trust 2024-4
Series 2024-C-4A, 4.75%, 11/15/30	255	256
Series 2024-D-4A, 5.28%, 10/15/31	272	275
GLS Auto Select Receivables Trust 2025-1
Series 2025-C-1A, 5.26%, 04/15/29	318	321
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-B-1A, 5.39%, 03/25/60	497	500
Series 2025-C-1A, 5.69%, 03/25/60	388	392
GreenSky Home Improvement Issuer Trust 2025-2
Series 2025-B-2A, 5.07%, 06/25/60	525	526
Series 2025-C-2A, 5.26%, 06/25/60	401	402
Series 2025-D-2A, 5.56%, 06/25/60	315	316
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.71%, 05/12/26 (f)	540	537

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.83%, 09/12/29 (f)	823	690
GS Mortgage-Backed Securities Trust 2025-PJ8
Series 2025-A19-PJ8, REMIC, 6.00%, 02/25/56 (f)	467	468
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	158	158
Hilton Grand Vacations Trust 2022-2
Series 2022-B-2A, 4.74%, 08/27/29	162	161
Hilton Grand Vacations Trust 2024-1B
Series 2024-B-1B, 5.99%, 09/15/39	65	66
Series 2024-D-1B, 8.85%, 09/15/39	142	145
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	425	430
Series 2024-D-2A, 6.91%, 03/25/38	105	107
Hilton Grand Vacations Trust 2025-2
Series 2025-C-2A, 5.12%, 05/25/44	560	560
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-C-SPRL, REMIC, 6.15%, 01/15/30 (f)	913	933
Series 2025-D-SPRL, REMIC, 6.55%, 01/15/30 (f)	330	337
Series 2025-E-SPRL, REMIC, 6.90%, 01/15/30 (f)	329	328
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (b)	546	555
Series 2024-B1-2, 5.44%, 10/20/32	225	228
Series 2024-C-2, 6.27%, (SOFR 30-Day Average + 2.60%), 10/20/32 (f)	160	161
INTOWN 2025-STAY Mortgage Trust
Series 2025-C-STAY, REMIC, 5.92%, (1 Month Term SOFR + 2.25%), 03/15/27 (f)	1,052	1,050
IP 2025-IP Mortgage Trust
Series 2025-D-IP, REMIC, 6.53%, 06/12/30 (f)	672	675
Series 2025-E-IP, REMIC, 7.07%, 06/12/30 (f)	384	386
IRV Trust 2025-200P
Series 2025-C-200P, REMIC, 5.92%, 02/14/35 (f)	1,094	1,083
Island Finance Trust 2025-1
Series 2025-A-1A, 6.54%, 03/19/35	981	989
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.56%, 01/08/27 (f)	935	750
J.P. Morgan Mortgage Trust 2023-HE3
Series 2023-A1-HE3, REMIC, 5.26%, (SOFR 30-Day Average + 1.60%), 06/20/31 (f)	293	293
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 5.66%, (SOFR 30-Day Average + 2.00%), 04/21/31 (f) (m)	315	317
Series 2024-M2-HE1, REMIC, 6.06%, (SOFR 30-Day Average + 2.40%), 04/21/31 (f) (m)	239	241
J.P. Morgan Mortgage Trust 2025-NQM3
Series 2025-A2-NQM3, REMIC, 5.65%, 07/25/29 (d) (f)	1,146	1,147
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-AS-C30, REMIC, 4.07%, 07/17/48 (f) (m)	845	827
LEX Trust 2026-450
Series 2026-D-450, REMIC, 6.00%, (1 Month Term SOFR + 2.35%), 03/15/28 (f)	760	760
LHOME Mortgage Trust 2024-RTL4
Series 2024-A1-RTL4, REMIC, 5.92%, 01/25/27 (d)	1,690	1,695
Lightpath Fiber Issuer LLC
Series 2026-A2-1A, 5.60%, 03/25/31	1,264	1,263
Series 2026-B-1A, 5.89%, 03/25/31	793	789
Lyra Music Assets Delaware LP
Series 2025-A2-1A, REMIC, 5.60%, 09/20/30	2,072	2,089
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-D-11MD, REMIC, 5.94%, 10/18/30 (f) (m)	625	630
Series 2025-E-11MD, REMIC, 6.84%, 10/18/30 (f) (m)	994	986
Magnetite LI Ltd.
Series 2025-A1-51A, 5.09%, (3 Month Term SOFR + 1.20%), 10/25/38 (f)	250	249
Magnetite XXIV, Limited
Series 2019-DR-24A, 6.72%, (3 Month Term SOFR + 3.05%), 04/15/35 (f)	5,200	5,192
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.33%, 09/10/27 (f) (m)	458	437
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 5.96%, (1 Month Term SOFR + 2.29%), 05/15/26 (f)	535	524
MetroNet Infrastructure Issuer LLC
Series 2025-A2-2A, 5.40%, 08/20/30	2,167	2,186
Series 2025-C-2A, 7.83%, 08/20/30	1,306	1,328
MFA 2025-NQM5 Trust
Series 2025-A2-NQM5, REMIC, 5.34%, 11/25/70 (d)	895	893
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Series 2025-C-C35, REMIC, 6.35%, 07/15/35	511	517
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (f)	256	244
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	240	234
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (f)	387	366
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.22%, 12/15/28 (f)	324	303
Morgan Stanley Capital I Trust 2018-L1
Series 2018-AS-L1, REMIC, 4.64%, 09/15/28 (f)	669	658
Morgan Stanley Residential Mortgage Loan Trust 202
Series 2024-A2-3, REMIC, 6.00%, 09/25/29 (f)	277	277
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3
Series 2024-A3-NQM3, REMIC, 5.40%, 07/25/69 (d)	330	329
Series 2024-M1-NQM3, REMIC, 5.61%, 07/25/69 (f)	316	314
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM5
Series 2024-A3-NQM5, 6.00%, 10/25/69 (d)	70	70
Series 2024-M1-NQM5, 6.51%, 10/25/69 (f)	114	115
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	228	210
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	342	334
MVW 2023-2 LLC
Series 2023-C-2A, 7.06%, 11/20/40	206	210
MVW 2024-1 LLC
Series 2024-C-1A, 6.20%, 02/20/43	213	215
MVW 2024-2 LLC
Series 2024-C-2A, 4.92%, 03/20/42	436	434
MVW 2025-1 LLC
Series 2025-C-1A, 5.75%, 09/22/42	337	339
Navient Private Education Refi Loan Trust 2019-F
Series 2019-B-FA, 3.12%, 09/15/32	1,225	1,126
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	550	493
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, 1.11%, 05/15/29	424	379
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	491	444
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,242
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29 (d)	779	784
New Residential Mortgage Loan Trust 2024-RTL2
Series 2024-A1-RTL2, REMIC, 5.44%, 10/25/27 (d)	929	931
New Residential Mortgage Loan Trust 2025-NQM3
Series 2025-M1-NQM3, REMIC, 6.32%, 08/25/30 (f)	670	676

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (b) (d)	890	893
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-C-3BP, REMIC, 5.56%, (1 Month Term SOFR + 1.95%), 02/16/27 (f)	553	551
Series 2025-D-3BP, REMIC, 6.11%, (1 Month Term SOFR + 2.50%), 02/16/27 (f)	635	634
NYMT Loan Trust 2024-INV1
Series 2024-A1-INV1, REMIC, 5.38%, 10/25/28 (d)	309	310
Series 2024-A3-INV1, REMIC, 5.83%, 10/25/28 (d)	618	618
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	1,582	1,353
OBX 2024-NQM1 Trust
Series 2024-A1-NQM1, REMIC, 5.93%, 12/25/27 (d)	524	525
OBX 2024-NQM14 Trust
Series 2024-M1-NQM14, REMIC, 5.58%, 09/25/28 (f)	715	707
OBX 2025-HE1 Trust
Series 2025-A1-HE1, 5.27%, (SOFR 30-Day Average + 1.60%), 02/25/55 (f)	1,054	1,055
Series 2025-M1-HE1, 5.57%, (SOFR 30-Day Average + 1.90%), 02/25/55 (f)	244	244
OBX 2025-NQM7 Trust
Series 2025-A3-NQM7, REMIC, 5.86%, 05/25/55 (d)	537	538
OCP CLO 2020-19, Ltd.
Series 2020-A1R2-19A, 4.85%, (3 Month Term SOFR + 1.18%), 04/20/38 (f)	1,450	1,445
One Market Plaza Trust 2017-1MKT
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	224	216
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/32	451	428
Series 2017-C-1MKT, REMIC, 4.02%, 02/10/32	449	423
OneMain Financial Issuance Trust 2023-1
Series 2023-B-1A, 5.94%, 12/14/29	417	432
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-C-APT, REMIC, 6.64%, 07/20/29 (f)	1,053	1,068
ORL 2024-GLKS Mortgage Trust
Series 2024-D-GLKS, REMIC, 6.46%, (1 Month Term SOFR + 2.79%), 12/15/26 (f)	697	699
OWN Equipment Fund I LLC
Series 2024-A-2M, 5.70%, 12/20/32	1,029	1,037
Pk Alift Loan Funding 6 LP
Series 2025-A-1, 5.37%, 12/15/31	1,401	1,403
Pk Alift Loan Funding 8 LP
Series 2026-C-1, 5.00%, 09/15/43	1,210	1,197
Prestige Auto Receivables Trust 2021-1
Series 2021-D-1A, 2.08%, 02/15/28	348	345
PRKCM 2025-AFC1 Trust
Series 2025-A3-AFC1, REMIC, 5.36%, 10/25/60 (d)	933	926
PRM Trust 2025-PRM6
Series 2025-E-PRM6, REMIC, 6.80%, 07/05/28 (f)	1,565	1,555
QTS Issuer ABS II LLC
Series 2026-A2-4A, 5.70%, 03/06/56	1,012	1,012
Series 2026-B-4A, 6.73%, 03/06/56	979	979
RCKT Mortgage Trust 2025-CES10
Series 2025-A1A-CES10, REMIC, 4.89%, 10/25/55 (d)	321	318
Series 2025-A2-CES10, REMIC, 5.16%, 10/25/55 (d)	353	349
Series 2025-A3-CES10, REMIC, 5.31%, 10/25/55 (d)	856	848
ROCK Trust 2024-CNTR
Series 2024-B-CNTR, REMIC, 5.93%, 11/15/29	800	817
Series 2024-D-CNTR, REMIC, 7.11%, 11/15/41	1,689	1,752
Santander Drive Auto Receivables Trust 2025-1
Series 2025-D-1, 5.43%, 04/16/29	1,939	1,967
SCCU Auto Receivables Trust 2025-1
Series 2025-C-1A, 5.08%, 07/16/29	363	364
Sequoia Mortgage Trust 2024-4
Series 2024-A10-4, REMIC, 6.00%, 02/25/29 (f)	316	316
SFO Commercial Mortgage Trust 2021-555
Series 2021-C-555, REMIC, 5.59%, (1 Month Term SOFR + 1.91%), 05/15/28 (f)	415	412
Series 2021-D-555, REMIC, 6.19%, (1 Month Term SOFR + 2.51%), 05/15/28 (f)	880	872
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-C-1A, 5.51%, 01/20/32	520	528
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	112	114
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	93	95
Series 2023-D-2A, 9.72%, 04/20/40	157	162
Series 2023-D-3A, 9.44%, 09/20/40	291	300
Sierra Timeshare 2024-1 Receivables Funding LLC
Series 2024-C-1A, 5.94%, 09/20/31	249	252
Series 2024-D-1A, 8.02%, 09/20/31	75	76
Sierra Timeshare 2024-2 Receivables Funding LLC
Series 2024-C-2A, 5.83%, 06/20/41	348	351
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-C-3A, 5.32%, 08/20/41	509	510
Series 2024-D-3A, 6.93%, 08/20/41	215	215
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	520	518
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-B-2A, 4.93%, 04/20/44	425	426
Series 2025-C-2A, 5.32%, 04/20/44	322	322
Series 2025-D-2A, 6.79%, 04/20/44	383	382
Signal Peak CLO 4, Ltd.
Series 2024-D1-11A, 6.77%, (3 Month Term SOFR + 3.10%), 07/18/37 (f)	2,000	1,967
Sixth Street CLO XIX, Ltd.
Series 2020-D1R-15A, 6.82%, (3 Month Term SOFR + 3.15%), 10/26/37 (f)	500	491
SLG Office Trust 2026-OMA
Series 2026-D-OMA, REMIC, 0.00%, 04/15/31 (f)	925	925
SMRT 2022-MINI
Series 2022-E-MINI, REMIC, 6.37%, (1 Month Term SOFR + 2.70%), 01/18/39 (f)	1,070	1,066
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	365
Sotheby's ArtFi Master Trust
Series 2026-B-1A, 4.90%, 03/20/28	484	483
Series 2026-D-1A, 5.54%, 03/20/28	427	425
Stack Infrastructure Issuer, LLC
Series 2023-A2-3A, 5.90%, 10/25/28	1,101	1,106
Series 2025-A2-1A, 5.00%, 05/28/30	1,265	1,237
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (f)	3,782	3,304
Summit Issuer, LLC
Series 2025-A2-1A, 5.21%, 11/20/30	2,096	2,099
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-C-DPM, REMIC, 5.66%, (1 Month Term SOFR + 1.99%), 12/17/29 (f)	375	375
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,089	1,040
Towd Point Mortgage Trust 2024-CES1
Series 2024-A1B-CES1, REMIC, 6.05%, 09/25/31 (f)	103	103
Towd Point Mortgage Trust 2024-CES2
Series 2024-A1A-CES2, REMIC, 6.13%, 04/25/31 (f)	860	864
Trafigura Securitisation Finance Public Limited Company
Series 2024-B2-1A, 7.29%, 05/15/27 (b)	996	997
Trestles CLO III Ltd.
Series 2020-D1R-3A, 6.82%, (3 Month Term SOFR + 3.15%), 10/20/37 (f)	1,000	984
Trestles CLO IX Ltd.
Series 2025-D1-9A, 6.42%, (3 Month Term SOFR + 2.65%), 01/15/39 (f)	2,000	1,967
TRTX 2025-FL6 Issuer, Ltd.
Series 2025-A-FL6, 5.21%, (1 Month Term SOFR + 1.54%), 09/18/42 (d) (f)	1,078	1,080

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
TRTX 2025-FL7 Issuer, Ltd.
Series 2025-C-FL7, REMIC, 5.88%, (1 Month Term SOFR + 2.20%), 06/18/43 (d) (f)	725	725
Series 2025-D-FL7, REMIC, 6.33%, (1 Month Term SOFR + 2.65%), 06/18/43 (d) (f)	693	693
Series 2025-E-FL7, REMIC, 6.93%, (1 Month Term SOFR + 3.25%), 06/18/43 (d) (f)	307	308
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	216	218
Series 2026-B1-RVM1, 4.96%, 12/25/46	771	774
Uniti Fiber Abs Issuer Llc
Series 2025-B-1A, 6.37%, 04/22/30	944	963
Vantage Data Centers Issuer, LLC
Series 2025-A2-1A, 5.13%, 08/15/30	3,718	3,668
VB-S1 Issuer, LLC
Series 2026-D-1A, 5.19%, 03/15/31	895	887
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (f)	3,038	2,660
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (f)	1,093	961
Verus Securitization Trust 2024-4
Series 2024-M1-4, REMIC, 6.70%, 06/25/69 (f)	310	312
Verus Securitization Trust 2024-7
Series 2024-A1-7, REMIC, 5.10%, 09/25/69 (f)	690	688
Series 2024-A3-7, REMIC, 5.40%, 09/25/69 (d) (f)	480	478
Verus Securitization Trust 2025-3
Series 2025-M1-3, REMIC, 6.65%, 05/25/70 (f)	360	365
Verus Securitization Trust 2025-4
Series 2025-A3-4, REMIC, 5.75%, 05/25/70 (d)	534	535
Series 2025-M1-4, REMIC, 6.30%, 05/25/70 (f)	305	308
Verus Securitization Trust 2025-6
Series 2025-A3-6, 5.72%, 07/25/70 (d)	1,441	1,441
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	479	476
Series 2024-B-1A, 6.21%, 11/17/31	184	187
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-D-1CHI, REMIC, 6.93%, 07/15/27 (f)	454	457
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	301	282
Westlake Automobile Receivables Trust 2025-1
Series 2025-D-1A, 5.54%, 01/18/28	966	982
Westlake Automobile Receivables Trust 2025-2
Series 2025-C-2A, 4.85%, 01/15/31	1,054	1,061
Series 2025-D-2A, 5.08%, 05/15/31	1,535	1,535
Willis Engine Structured Trust VIII
Series 2025-B-A, 6.07%, 06/16/31 (d)	522	518
Wireless Propco Funding LLC
Series 2025-B-1A, 4.30%, 06/25/30	285	269
Series 2025-C-1A, 8.51%, 06/25/30	1,000	1,012
Total Non-U.S. Government Agency Asset-Backed Securities (cost $204,464)		202,901
INVESTMENT COMPANIES 1.5%
VanEck J.P. Morgan EM Local Currency Bond ETF (c)	631	15,848
Total Investment Companies (cost $15,698)		15,848
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Financials 0.2%
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.17%, (1 Month Term SOFR + 2.50%), 02/16/28 (f)	2,413	2,366
Health Care 0.1%
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 5.77%, (1 Month Term SOFR + 2.00%), 11/15/27 (f)	933	931
Total Senior Floating Rate Instruments (cost $3,328)		3,297
COMMON STOCKS 0.0%
Financials 0.0%
Edcon Holdings Ltd. (e) (n)	14,399	—
Edcon Holdings Ltd. (e) (n)	124,902	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 6.2%
Investment Companies 4.3%
JNL Government Money Market Fund - Class I, 3.53% (o) (p)	44,997	44,997
Securities Lending Collateral 1.9%
JNL Government Money Market Fund - Class SL, 3.63% (o) (p)	20,021	20,021
Total Short Term Investments (cost $65,018)		65,018
Total Investments 111.6% (cost $1,173,398)		1,164,756
Other Derivative Instruments 0.2%		1,853
Other Assets and Liabilities, Net (11.8)%		(123,122)
Total Net Assets 100.0%		1,043,487

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $123,108.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $205,897 and 19.7% of the Fund.

(c) All or a portion of the security was on loan as of March 31, 2026.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Convertible security.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Non-income producing security.

(k) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(m) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	22,596	122,235	99,834	323	—	—	44,997	4.3
JNL Government Money Market Fund, 3.63% - Class SL	12,802	72,822	65,603	181	—	—	20,021	1.9
	35,398	195,057	165,437	504	—	—	65,018	6.2

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	11/12/25	392	379	—
AA Bond Co Limited, 8.45%, 01/31/28	12/05/23	257	274	—
Abertis Infraestructuras Finance B.V., 4.75% (callable at 100, 11/23/30)	07/23/25	120	114	—
Abertis Infraestructuras Finance B.V., 4.87% (callable at 100, 11/28/29)	05/21/25	587	579	0.1
Accor, 4.88% (callable at 100, 06/06/30)	05/29/25	351	343	—
Aegis Lux 1A S.a r.l., 5.63%, 10/29/31	03/17/26	196	194	—
Ahlstrom Oyj, 3.63%, 02/04/28	09/24/24	449	451	0.1
Air France - KLM, 4.63%, 05/23/29	09/24/24	348	347	—
Albion Financing 2 S.a r.l., 5.38%, 05/21/30	07/23/25	333	319	—
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	220	243	—
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	1,818	2,050	0.2
Allied Universal Holdco LLC, 4.88%, 06/01/28	01/05/24	472	480	0.1
Allwyn Entertainment Financing (UK) PLC, 4.13%, 02/15/31	03/17/26	199	196	—
Altice France, 5.50%, 10/15/31	10/13/25	821	831	0.1
Amber FinCo PLC, 6.63%, 07/15/29	09/24/24	225	232	—
APA Infrastructure Limited, 7.13%, 11/09/83	01/16/24	709	732	0.1
Ardagh Metal Packaging Finance Public Limited Company, 5.00%, 01/30/31	03/17/26	156	151	—
Assemblin Caverion Group AB, 6.25%, 07/01/30	09/05/24	362	352	—
Atos SE, 9.36%, 12/18/29	05/21/25	419	465	0.1
Atos SE, 5.20%, 12/18/30	05/21/25	237	244	—
AusNet Services Holdings Pty Ltd., 1.63%, 03/11/81	12/11/23	538	621	0.1
B&M European Value Retail S.A., 4.00%, 11/15/28	07/02/24	242	249	—
B&M European Value Retail S.A., 8.13%, 11/15/30	09/24/24	162	154	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/12/25	236	238	—
Banco De Sabadell SA, 6.00%, 08/16/33	09/12/25	248	240	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	12/06/23	529	574	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	423	400	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	09/12/25	643	588	0.1
Belden Inc., 3.38%, 07/15/31	03/17/26	157	154	—
Belden Inc., 4.25%, 02/01/33	03/17/26	157	156	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/24/24	126	122	—
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	08/27/25	693	677	0.1
Boots Group Finco LP, 5.38%, 08/31/32	09/12/25	332	316	—
BP Capital Markets P.L.C., 3.25% (callable at 100, 06/22/26)	01/10/24	741	807	0.1
BP Capital Markets P.L.C., 4.38% (callable at 100, 08/19/31)	04/30/25	111	115	—
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/08/23	1,487	1,555	0.2
Bubbles BidCo S.p.A., 6.50%, 09/30/31	12/05/24	215	231	—
CAB, 3.38%, 02/01/28	07/22/25	438	431	0.1
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	04/14/25	239	243	—
Ceconomy AG, 6.25%, 07/15/29	03/26/26	351	350	—
Celsa OpCo S.A., 7.65%, 12/15/30	02/16/26	562	527	0.1
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	494	496	0.1
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	12/05/23	440	473	0.1
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	09/24/24	343	347	—
CMA CGM, 5.00%, 01/15/31	09/12/25	231	215	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.90%, 08/12/37	05/10/22	1,371	1,519	0.2
Constellium SE, 5.38%, 08/15/32	09/24/24	418	417	—
Co-operative Group Limited, 7.50%, 07/08/26	10/05/23	122	133	—
Country Garden Holdings Company Limited, 0.00%, 08/06/30	02/22/21	382	33	—
CPI Property Group, 7.50% (callable at 100, 03/24/31)	06/25/25	231	208	—
CPI Property Group, 4.00%, 01/22/28	10/21/24	123	127	—
CPI Property Group, 1.75%, 01/14/30	05/02/24	179	187	—
CPI Property Group, 6.00%, 01/27/32	05/21/25	666	623	0.1
CPUK Mortgage Finance Limited, 4.50%, 08/28/27	05/13/25	341	336	—
CTEC II GmbH, 5.25%, 02/15/30	03/13/24	401	401	—
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	07/23/25	451	431	0.1
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/05/23	254	268	—
Darling Global Finance B.V., 4.50%, 07/15/32	08/11/25	445	431	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	04/14/25	468	452	0.1
Doha Finance Limited, 4.50%, 03/16/31	11/05/25	593	577	0.1
Dovalue S.P.A., 7.00%, 02/28/30	11/28/25	402	393	—
Dufry One B.V., 4.50%, 05/23/32	07/15/25	561	542	0.1
Edcon Holdings Ltd.	02/27/17	11	—	—
Edcon Holdings Ltd.	02/28/17	95	—	—
Edge Finco PLC, 8.13%, 08/15/31	12/05/24	481	492	0.1
EDP, S.A., 4.75%, 05/29/54	05/13/25	583	580	0.1
EDP, S.A., 4.63%, 09/16/54	04/01/25	699	689	0.1
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	11/05/25	524	502	0.1
Eircom Limited, 5.00%, 04/30/31	01/23/26	405	385	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	990	1,124	0.1
Electricite de France, 3.38% (callable at 100, 06/15/30)	09/24/24	410	434	0.1
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/11/23	1,438	1,482	0.2
Elia Group, 5.85% (callable at 100, 03/15/28)	12/11/23	326	356	—
Elior Group, 5.63%, 03/15/30	03/05/26	311	305	—
ENEL - SPA, 4.50% (callable at 100, 10/14/32)	11/12/25	381	362	—
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	01/04/24	504	539	0.1
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/31/23	335	380	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	05/21/25	365	362	—
Eroski Sociedad Cooperativa, 5.75%, 05/15/31	03/19/26	194	192	—
Essendi S.A., 5.50%, 11/15/31	08/13/25	479	451	0.1
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	05/14/24	596	601	0.1
Eutelsat S.A., 2.25%, 07/13/27	03/04/25	539	578	0.1
Flora Food Management B.V., 6.88%, 07/02/29	11/01/24	404	400	—
Flutter Treasury Designated Activity Company, 4.00%, 06/04/31	11/20/25	235	229	—
Flutter Treasury Designated Activity Company, 6.13%, 06/04/31	09/12/25	274	256	—
FNAC Darty, 6.00%, 04/01/29	10/16/25	513	505	0.1
Forvia, 3.75%, 06/15/28	12/10/25	113	109	—
Forvia, 5.63%, 06/15/30	05/21/25	595	592	0.1
Forvia, 5.38%, 03/15/31	11/20/25	153	148	—
Fressnapf Holding SE, 5.25%, 10/31/31	05/15/25	635	616	0.1
Froneri Lux Topco S.a r.l., 4.75%, 08/01/32	09/12/25	444	416	—
Gatwick Airport Finance PLC, 6.00%, 11/21/30	02/24/26	321	306	—
Gestamp Automocion Sociedad Anonima, 4.38%, 10/15/30	11/28/25	354	343	—
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,971	1,898	0.2
Globalworth Real Estate Investments Limited, 6.25%, 03/31/29	05/29/25	168	170	—
Gobierno de la Republica de Costa Rica, 7.16%, 03/12/45	08/08/24	254	256	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	04/25/24	189	226	—
Grifols, S.A., 2.25%, 11/15/27	12/02/25	162	159	—
Grifols, S.A., 7.50%, 05/01/30	10/31/24	1,028	1,052	0.1
Grunenthal GmbH, 4.63%, 11/15/31	02/17/25	786	773	0.1
Gruppo San Donato S.P.A., 6.50%, 10/31/31	01/05/26	239	224	—
Guala Closures S.p.A., 3.25%, 06/15/28	11/04/24	137	143	—
Gulf International Bank B.S.C., 5.75%, 06/05/29	11/04/25	1,028	995	0.1
Heimstaden AB, 8.38%, 01/29/30	03/17/25	766	792	0.1
Heimstaden Bostad AB, 2.63% (callable at 100, 02/01/27)	10/29/24	96	112	—
Heimstaden Bostad AB, 3.00% (callable at 100, 10/29/27)	06/04/24	236	279	—
Heimstaden Bostad AB, 6.25% (callable at 100, 12/04/29)	05/20/25	451	461	0.1
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	303	353	—
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	12/09/24	572	566	0.1
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/31/24	664	691	0.1
Intesa Sanpaolo SPA, 6.38% (callable at 100, 03/30/28)	09/12/25	325	314	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	01/11/24	242	242	—
Jerrold Finco PLC, 7.50%, 06/15/31	08/14/25	381	357	—
Kier Group PLC, 9.00%, 02/15/29	12/09/24	283	294	—
Koninklijke KPN N.V., 4.88% (callable at 100, 06/18/29)	11/12/25	392	378	—
Kronos International, Inc., 9.50%, 03/15/29	02/22/24	309	254	—
LANXESS Aktiengesellschaft, 1.75%, 03/22/28	03/26/26	331	331	—
LHMC Finco 2 S.A R.L., 9.38%, 05/15/30	01/12/26	198	199	—
Lottomatica S.p.A., 5.38%, 06/01/30	09/24/24	205	212	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	185	6	—
Maya, 5.63%, 10/15/28	12/05/23	791	810	0.1
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	09/12/25	491	477	0.1
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	01/16/24	243	258	—
MKS Inc., 4.25%, 02/15/34	03/17/26	312	309	—
Motel One GmbH, 7.75%, 04/02/31	07/09/24	178	192	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	05/21/25	390	375	—
New Immo Holding, 6.00%, 03/22/29	05/29/25	448	462	0.1
Nexans, 4.25%, 03/11/30	09/02/25	480	463	0.1
Next Group PLC, 3.63%, 05/18/28	09/25/18	395	385	—
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	02/05/25	590	602	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nissan Motor Co., Ltd., 5.25%, 07/17/29	09/12/25	192	183	—
Nissan Motor Co., Ltd., 6.38%, 07/17/33	01/12/26	121	115	—
Nomad Foods Bondco PLC, 2.50%, 06/24/28	03/20/26	111	111	—
Olympus Water US Holding Corporation, 3.88%, 10/01/28	11/01/24	279	293	—
Olympus Water US Holding Corporation, 5.38%, 10/01/29	11/12/25	158	154	—
Olympus Water US Holding Corporation, 6.13%, 02/15/33	03/17/26	152	150	—
Ontex Group, 5.25%, 04/15/30	05/21/25	389	355	—
Ooredoo International Finance Limited, 4.63%, 10/10/34	11/05/25	836	814	0.1
Optics BidCo S.p.A., 6.88%, 02/15/28	05/22/24	734	744	0.1
Orsted A/S, 5.13% (callable at 100, 09/14/29)	05/15/25	562	565	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	330	350	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	05/13/25	475	459	0.1
Paprec Holding, 4.50%, 07/15/32	10/06/25	399	380	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	290	290	—
Petroleos Mexicanos, 4.75%, 02/26/29	10/16/24	361	384	—
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	355	386	—
Progroup AG, 5.38%, 04/15/31	10/31/24	334	340	—
Proximus, 4.75% (callable at 100, 07/02/31)	05/13/25	467	458	0.1
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	07/24/25	470	455	0.1
Punch Finance PLC, 7.88%, 12/30/30	07/23/25	465	440	0.1
Q-Park Holding I B.V., 5.13%, 02/15/30	07/16/25	481	467	0.1
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	247	261	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	03/20/25	205	223	—
RCI Banque, 5.50%, 10/09/34	12/02/25	122	117	—
Renault, 3.88%, 09/30/30	11/12/25	349	340	—
Rossini S.a r.l., 5.89%, 12/31/29	11/01/24	228	243	—
Schaeffler AG, 4.75%, 08/14/29	04/14/25	112	115	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	1,117	1,135	0.1
Schaeffler AG, 5.38%, 04/01/31	10/02/25	123	117	—
Shift4 Payments, LLC, 5.50%, 05/15/33	09/12/25	329	294	—
Silgan Holdings Inc., 4.25%, 02/15/31	10/28/25	315	298	—
Snf Group, 4.50%, 03/15/32	05/21/25	272	276	—
SoftBank Group Corp., 5.25%, 10/10/29	09/12/25	404	381	—
SSE PLC, 4.00% (callable at 100, 01/21/28)	12/11/23	415	460	0.1
Stedin Holding N.V., 1.50% (callable at 100, 12/31/26)	12/11/23	196	227	—
Sudzucker International Finance B.V., 5.95% (callable at 100, 05/28/30)	07/23/25	232	224	—
Sunrise HoldCo IV B.V., 3.88%, 06/15/29	11/20/25	389	380	—
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	03/04/25	577	568	0.1
TeamSystem S.p.A., 5.00%, 07/01/31	02/18/26	207	197	—
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29	07/17/25	580	569	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	12/05/23	276	298	—
Telecom Italia S.p.A., 3.63%, 09/30/30	11/12/25	292	285	—
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	646	681	0.1
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	05/15/25	230	236	—
Telefonica Europe B.V., 6.14% (callable at 100, 02/03/30)	05/21/25	236	240	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	04/18/24	338	370	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	265	272	—
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	12/05/23	870	927	0.1
TMNL Holding BV, 3.75%, 01/15/29	05/06/22	479	540	0.1
TotalEnergies SE, 4.50% (callable at 100, 08/19/34)	04/30/25	335	339	—
Trivium Packaging Finance B.V., 6.63%, 07/15/30	07/23/25	250	238	—
TUI Cruises GmbH, 5.00%, 05/15/30	05/21/25	291	281	—
TVL Finance PLC, 10.25%, 04/28/28	12/03/25	155	147	—
UGI International, LLC, 2.50%, 12/01/29	05/08/24	385	387	—
Unibail-Rodamco-Westfield SE, 4.75% (callable at 100, 06/11/31)	11/17/25	715	686	0.1
Unicredit, Societa' Per Azioni, 5.38%, 04/16/34	09/12/25	557	540	0.1
United Group B.V., 4.63%, 08/15/28	07/04/23	178	207	—
United Group B.V., 6.75%, 02/15/31	11/25/25	242	232	—
Valeo, 4.50%, 04/11/30	07/25/25	352	343	—
Valeo, 5.13%, 05/20/31	09/04/25	476	462	0.1
Valeo, 4.63%, 03/23/32	11/20/25	115	112	—
Vattenfall AB, 6.88%, 08/17/83	12/11/23	378	402	—
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	06/11/25	667	655	0.1
Veolia Environnement, 4.37% (callable at 100, 05/20/30)	08/13/25	240	228	—
Veolia Environnement, 5.99% (callable at 100, 11/22/28)	01/10/24	565	602	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/05/23	815	887	0.1
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	565	556	0.1
VMED O2 UK Financing I PLC, 5.63%, 04/15/32	02/19/26	318	291	—
Vodafone Group Public Limited Company, 3.00%, 08/27/80	05/21/25	891	872	0.1
Vodafone Group Public Limited Company, 6.50%, 08/30/84	12/11/23	566	610	0.1
Volkswagen International Finance N.V., 3.75% (callable at 100, 12/28/27)	12/11/23	504	571	0.1
VZ Secured Financing B.V., 5.25%, 01/15/33	11/18/25	251	229	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	10/11/23	388	441	0.1
Zegona Finance PLC, 6.75%, 07/15/29	12/09/24	252	276	—
ZF Friedrichshafen AG, 6.13%, 03/13/29	05/21/25	338	347	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	12/05/23	626	631	0.1
ZF Friedrichshafen AG, 7.00%, 06/12/30	09/24/25	123	118	—
Ziggo B.V., 2.88%, 01/15/30	05/19/25	142	143	—
		85,835	86,137	8.3

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	337	September 2026		81,283	13	(121)
3 Month SOFR Index	353	March 2027		85,306	31	(264)
Canada 2 Year Bond	327	June 2026	CAD	34,477	33	(60)
Euro BOBL	6	June 2026	EUR	706	—	(16)
Euro Schatz	47	June 2026	EUR	5,019	—	(57)
Italy Government BTP Bond	1	June 2026	EUR	121	1	(6)
United States 10 Year Note	156	June 2026		17,307	37	17
United States 10 Year Ultra Bond	104	June 2026		11,814	37	(8)
United States 2 Year Note	454	July 2026		94,431	35	(251)
United States 5 Year Note	281	July 2026		30,385	28	14
United States Long Bond	131	June 2026		15,384	49	(466)
					264	(1,218)
Short Contracts
Euro Bund	(5)	June 2026	EUR	(643)	(1)	19
Euro Buxl 30 Year Bond	(1)	June 2026	EUR	(112)	(1)	2
Long Gilt	(1)	June 2026	GBP	(93)	—	7
United States Ultra Bond	(15)	June 2026		(1,736)	(3)	(12)
					(5)	16

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	13.25	(A)	01/02/31	BRL	33,452	48	(60)
BRAZIBOR (A)	Paying	13.45	(A)	01/02/31	BRL	57,168	81	(95)
U.S. CPURNSA (A)	Receiving	2.47	(A)	12/02/29		1,535	(1)	12
U.S. CPURNSA (A)	Paying	2.58	(A)	12/02/26		3,700	4	(38)
							132	(181)

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	04/15/26	AUD	2,347	1,619	42
AUD/USD	CIT	04/15/26	AUD	380	262	(4)
AUD/USD	GSC	04/15/26	AUD	380	262	(9)
BRL/USD	CIT	04/17/26	BRL	7,213	1,388	61
BRL/USD	GSC	04/17/26	BRL	6,407	1,234	44
CLP/USD	CIT	04/15/26	CLP	1,011,000	1,092	(25)
CLP/USD	GSC	04/15/26	CLP	480,000	518	(12)
COP/USD	CIT	04/01/26	COP	3,465,804	943	18
COP/USD	GSC	04/01/26	COP	445,025	121	2
COP/USD	CIT	06/17/26	COP	214,642	57	—
CZK/EUR	GSC	06/17/26	EUR	(513)	(596)	(2)
CZK/EUR	SCB	06/17/26	EUR	(514)	(596)	(3)
EUR/CZK	JPM	06/17/26	CZK	(25,293)	(1,192)	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/HUF	CIT	04/01/26	HUF	(24,768)	(74)	(1)
EUR/HUF	GSC	04/01/26	HUF	(405,585)	(1,219)	(11)
EUR/HUF	JPM	04/01/26	HUF	(724,462)	(2,179)	(48)
EUR/HUF	SSB	04/01/26	HUF	(50,367)	(151)	1
EUR/PLN	CIT	04/22/26	PLN	(4,048)	(1,090)	8
EUR/PLN	GSC	04/22/26	PLN	(3,635)	(979)	3
EUR/PLN	JPM	04/22/26	PLN	(3,729)	(1,005)	4
EUR/RON	CIT	04/17/26	RON	(738)	(167)	—
EUR/RON	JPM	04/17/26	RON	(909)	(206)	(2)
EUR/RON	SCB	04/17/26	RON	(1,758)	(398)	(2)
EUR/USD	CIT	04/01/26	EUR	172	199	(1)
EUR/USD	CIT	04/01/26	EUR	18	21	—
EUR/USD	CIT	04/07/26	EUR	2,200	2,543	(13)
EUR/USD	CIT	04/07/26	EUR	1,215	1,406	7
EUR/USD	GSC	04/07/26	EUR	57	66	—
EUR/USD	SSB	04/07/26	EUR	278	321	(1)
EUR/USD	GSC	04/15/26	EUR	1,397	1,616	(32)
EUR/USD	CIT	05/06/26	EUR	19	22	—
GBP/EUR	CIT	04/15/26	EUR	(260)	(300)	(1)
GBP/EUR	CIT	04/15/26	EUR	(624)	(722)	1
GBP/EUR	SSB	04/15/26	EUR	(717)	(829)	(8)
HUF/EUR	CIT	04/01/26	EUR	(265)	(306)	(4)
HUF/EUR	CIT	04/01/26	EUR	(516)	(597)	5
HUF/EUR	GSC	04/01/26	EUR	(276)	(319)	5
HUF/EUR	JPM	04/01/26	EUR	(1,007)	(1,165)	12
HUF/EUR	SSB	04/01/26	EUR	(1,039)	(1,201)	18
HUF/EUR	CIT	05/26/26	EUR	(63)	(73)	1
ILS/USD	GSC	07/17/26	ILS	2,426	774	(1)
KRW/USD	CIT	04/24/26	KRW	1,096,511	716	(16)
KRW/USD	SSB	04/24/26	KRW	610,635	399	(14)
MXN/USD	GSC	04/15/26	MXN	44,660	2,489	(17)
MXN/USD	SCB	07/17/26	MXN	11,918	659	(12)
NOK/USD	BCL	04/15/26	NOK	5,000	516	18
PEN/USD	CIT	04/17/26	PEN	2,940	844	(24)
PEN/USD	CIT	04/17/26	PEN	3,698	1,062	4
PEN/USD	JPM	04/17/26	PEN	199	57	(2)
PEN/USD	SCB	04/17/26	PEN	603	173	1
PLN/EUR	CIT	04/22/26	EUR	(2,091)	(2,420)	(19)
PLN/EUR	GSC	04/22/26	EUR	(632)	(731)	—
RON/EUR	GSC	04/17/26	EUR	(1,589)	(1,838)	16
THB/USD	CIT	06/17/26	THB	18,358	560	(8)
THB/USD	JPM	06/17/26	THB	18,990	579	(10)
TRY/USD	CIT	05/22/26	TRY	64,223	1,361	171
TRY/USD	GSC	05/22/26	TRY	3,166	67	—
TRY/USD	JPM	05/22/26	TRY	10,639	225	(1)
TRY/USD	JPM	05/22/26	TRY	7,862	166	—
USD/AUD	GSC	04/15/26	AUD	(2,347)	(1,619)	12
USD/BRL	CIT	04/17/26	BRL	(619)	(119)	(3)
USD/BRL	GSC	04/17/26	BRL	(8,316)	(1,601)	(37)
USD/BRL	JPM	04/17/26	BRL	(552)	(106)	(1)
USD/CAD	BCL	04/15/26	CAD	(11,568)	(8,321)	86
USD/CAD	CIT	04/15/26	CAD	(730)	(525)	14
USD/CAD	JPM	04/15/26	CAD	(1,110)	(798)	26
USD/CAD	SCB	04/15/26	CAD	(2,316)	(1,666)	36
USD/CLP	CIT	04/15/26	CLP	(505,500)	(546)	37
USD/CLP	GSC	06/17/26	CLP	(677,322)	(732)	11
USD/COP	CIT	04/01/26	COP	(3,209,906)	(874)	(35)
USD/COP	CIT	04/01/26	COP	(214,642)	(58)	—
USD/COP	GSC	04/01/26	COP	(486,282)	(132)	(3)
USD/EUR	CIT	04/01/26	EUR	(172)	(199)	4
USD/EUR	CIT	04/07/26	EUR	(1,606)	(1,858)	19
USD/EUR	GSC	04/07/26	EUR	(535)	(618)	(2)
USD/EUR	JPM	04/07/26	EUR	(334)	(386)	(1)
USD/EUR	JPM	04/07/26	EUR	(1,275)	(1,473)	29
USD/EUR	CIT	04/15/26	EUR	(50,712)	(58,656)	992
USD/EUR	JPM	04/15/26	EUR	(1,000)	(1,157)	27
USD/EUR	SSB	04/15/26	EUR	(38)	(44)	—
USD/EUR	CIT	05/06/26	EUR	(18)	(21)	—
USD/GBP	CIT	04/15/26	GBP	(11,039)	(14,611)	315
USD/GBP	SSB	04/15/26	GBP	—	—	—
USD/HUF	GSC	04/15/26	HUF	(733,244)	(2,203)	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/IDR	CIT	06/17/26	IDR	(7,033,972)	(413)	(1)
USD/IDR	CIT	06/17/26	IDR	(10,112,065)	(594)	3
USD/IDR	GSC	06/17/26	IDR	(6,336,351)	(372)	—
USD/ILS	JPM	07/17/26	ILS	(2,427)	(774)	6
USD/JPY	BCL	04/15/26	JPY	(1,711,007)	(10,795)	234
USD/MXN	SCB	04/15/26	MXN	(10,322)	(575)	(7)
USD/MXN	CIT	07/17/26	MXN	(13,529)	(748)	2
USD/NOK	GSC	04/15/26	NOK	(5,000)	(516)	2
USD/PEN	CIT	04/17/26	PEN	(3,007)	(863)	5
USD/PEN	SCB	04/17/26	PEN	(3,941)	(1,132)	19
USD/THB	CIT	06/17/26	THB	(25,292)	(772)	10
USD/THB	GSC	06/17/26	THB	(35,994)	(1,098)	6
USD/TRY	CIT	05/22/26	TRY	(13,322)	(282)	(4)
USD/TRY	GSC	05/22/26	TRY	(69,489)	(1,472)	2
USD/ZAR	GSC	04/15/26	ZAR	(36,387)	(2,148)	57
USD/ZAR	GSC	07/17/26	ZAR	(11,876)	(696)	2
ZAR/USD	JPM	04/15/26	ZAR	4,500	266	(4)
ZAR/USD	GSC	07/17/26	ZAR	8,135	477	(6)
ZAR/USD	JPM	07/17/26	ZAR	6,203	364	(6)
					(116,482)	2,006

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR -0.50% (A)	GSC	04/07/26	3,826	—	(32)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR +0.00% (A)	GSC	04/20/26	8,826	—	(162)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR +0.10% (A)	GSC	04/14/26	11,025	—	(233)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR -0.70% (Q)	JPM	06/19/26	3,302	—	9
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	SOFR -0.35% (A)	JPM	04/21/26	7,134	—	(126)
					—	(544)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	454,922	—	454,922
Corporate Bonds And Notes	—	422,770	—	422,770
Non-U.S. Government Agency Asset-Backed Securities	—	202,901	—	202,901
Investment Companies	15,848	—	—	15,848
Senior Floating Rate Instruments	—	3,297	—	3,297
Common Stocks	—	—	—	—
Short Term Investments	65,018	—	—	65,018
	80,866	1,083,890	—	1,164,756
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	59	—	—	59
Centrally Cleared Interest Rate Swap Agreements	—	12	—	12
Open Forward Foreign Currency Contracts	—	2,419	—	2,419
OTC Total Return Swap Agreements	—	9	—	9
	59	2,440	—	2,499
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,261)	—	—	(1,261)
Centrally Cleared Interest Rate Swap Agreements	—	(193)	—	(193)
Open Forward Foreign Currency Contracts	—	(413)	—	(413)
OTC Total Return Swap Agreements	—	(553)	—	(553)
	(1,261)	(1,159)	—	(2,420)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.9%
Financials 27.2%
American International Group, Inc.	587	44,184
AON Public Limited Company - Class A	203	65,464
Assurant, Inc.	503	109,672
Berkshire Hathaway Inc. - Class B (a)	259	124,040
Capital One Financial Corporation	173	31,576
Charles Schwab Corporation, The	756	71,079
Chubb Limited	174	56,680
Citigroup Inc.	533	60,458
CME Group Inc. - Class A	113	33,479
Columbia Banking System, Inc.	1,003	27,522
Fifth Third Bancorp	1,889	87,758
First Horizon Corporation	2,290	52,123
Goldman Sachs Group, Inc., The	39	32,887
JPMorgan Chase & Co.	412	121,338
Morgan Stanley	402	66,132
Old Republic International Corporation	985	39,296
Truist Financial Corporation	589	27,081
Voya Financial, Inc.	524	35,809
		1,086,578
Industrials 14.7%
Carlisle Companies Incorporated	105	34,917
Caterpillar Inc.	56	39,504
CNH Industrial N.V.	2,227	24,494
CSX Corporation	1,992	81,782
Delta Air Lines, Inc.	1,190	79,103
Dover Corporation	261	54,487
Emerson Electric Co.	155	20,350
FedEx Corporation	108	38,406
Ferguson Enterprises Inc.	82	19,079
Honeywell International Inc.	143	32,324
Hubbell Incorporated	88	43,034
L3Harris Technologies, Inc.	256	88,519
Regal Rexnord Corporation	155	28,978
		584,977
Health Care 12.8%
Alcon AG (b)	252	18,954
Bristol-Myers Squibb Company	1,036	62,858
Elevance Health, Inc.	163	47,788
Gilead Sciences, Inc.	275	38,391
Johnson & Johnson	528	129,006
Medtronic, Inc.	504	43,682
Pfizer Inc.	1,200	33,711
Thermo Fisher Scientific Inc.	99	48,591
UnitedHealth Group Incorporated	331	89,483
		512,464
Information Technology 11.1%
Applied Materials, Inc.	308	105,254
Cisco Systems, Inc.	2,034	157,801
Dolby Laboratories, Inc. - Class A	455	27,299
International Business Machines Corporation	122	29,632
TE Connectivity Public Limited Company	84	17,501
Texas Instruments Incorporated	545	105,753
		443,240
Energy 10.4%
Diamondback Energy, Inc.	167	32,991
EQT Corporation	399	25,400
Expand Energy Corporation	238	26,146
Exxon Mobil Corporation	781	132,480
Marathon Petroleum Corporation	163	39,790
Permian Resources Corporation - Class A	1,125	23,995
Phillips 66	280	51,054
SLB Limited	1,652	84,884
		416,740
Communication Services 7.1%
AT&T Inc.	2,664	77,222
Omnicom Group Inc.	1,291	97,260
Verizon Communications Inc.	1,158	58,121
Vodafone Group Public Limited Company - ADR	1,317	19,786
Walt Disney Company, The	316	30,465
		282,854
Consumer Discretionary 5.1%
Amazon.com, Inc. (a)	392	81,572
Deckers Outdoor Corporation (a)	291	29,102
Ford Motor Company	3,253	37,541
Las Vegas Sands Corp.	639	34,424
Lowe`s Companies, Inc.	90	21,280
		203,919
Materials 4.4%
CRH Public Limited Company	393	41,308
Freeport-McMoRan Inc.	581	34,130
International Paper Company	1,008	35,986
Newmont Corporation	398	43,124
Packaging Corporation of America	105	22,323
		176,871
Consumer Staples 2.7%
Colgate-Palmolive Company	992	84,540
Estee Lauder Companies Inc., The - Class A	322	23,123
		107,663
Utilities 1.4%
Constellation Energy Group, Inc.	100	27,851
Dominion Energy, Inc.	459	28,349
		56,200
Real Estate 1.0%
Weyerhaeuser Company	1,571	38,375
Total Common Stocks (cost $3,507,341)		3,909,881
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	120,596	120,596
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	549	549
Total Short Term Investments (cost $121,145)		121,145
Total Investments 100.9% (cost $3,628,486)		4,031,026
Other Assets and Liabilities, Net (0.9)%		(35,643)
Total Net Assets 100.0%		3,995,383

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	118,025	309,437	306,866	778	—	—	120,596	3.0
JNL Government Money Market Fund, 3.63% - Class SL	—	6,237	5,688	1	—	—	549	—
	118,025	315,674	312,554	779	—	—	121,145	3.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	3,909,881	—	—	3,909,881
Short Term Investments	121,145	—	—	121,145
	4,031,026	—	—	4,031,026

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 86.2%
Mortgage-Backed Securities 61.3%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 02/01/52	18,385	17,497
3.50%, 06/01/48	82	76
3.00%, 05/01/52	1,085	957
5.50%, 01/01/53 - 10/01/53	6,628	6,685
6.00%, 02/01/53	35,371	36,234
4.50%, 05/01/53 - 06/01/53	898	869
5.00%, 08/01/54	354	350
7.00%, 04/01/55 - 06/01/55	6,888	7,240
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	30,504	29,031
3.50%, 03/01/48 - 02/01/50	3,332	3,096
3.00%, 03/01/50 - 05/01/52	4,251	3,785
5.50%, 11/01/52 - 10/01/53	24,913	25,142
4.50%, 04/01/53 - 05/01/53	487	471
6.00%, 09/01/53	190	194
6.50%, 10/01/53 - 01/01/54	13,685	14,174
7.00%, 02/01/55 - 05/01/55	6,505	6,838
TBA, 4.00%, 04/15/56 - 06/15/56 (a)	60,800	57,233
TBA, 4.50%, 04/15/56 - 06/15/56 (a)	24,200	23,311
TBA, 5.00%, 04/15/56 - 05/15/56 (a)	228,705	225,207
TBA, 5.50%, 05/15/56 - 06/15/56 (a)	126,425	126,678
TBA, 6.50%, 05/15/56 - 06/15/56 (a)	217,855	225,032
TBA, 3.00%, 06/15/56 (a)	20,000	17,552
TBA, 3.50%, 06/15/56 (a)	26,950	24,648
TBA, 6.00%, 06/15/56 - 07/15/56 (a)	180,105	183,029
Government National Mortgage Association
3.50%, 01/20/55 - 09/20/55	15,970	14,641
TBA, 3.00%, 04/15/56 (a)	4,000	3,567
TBA, 4.00%, 04/15/56 (a)	9,200	8,607
TBA, 4.50%, 04/15/56 (a)	14,400	13,888
TBA, 5.00%, 05/15/56 (a)	4,500	4,444
TBA, 6.00%, 05/15/56 (a)	13,600	13,808
TBA, 6.50%, 05/15/56 (a)	38,400	39,783
TBA, 5.50%, 06/15/56 (a)	3,000	3,005
		1,137,072
Sovereign 7.4%
Arab Republic of Egypt
21.95%, 03/04/28, EGP	208,400	3,709
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (b)	10,072	3,153
6.95%, 08/12/31, PEN (c)	24,000	7,511
6.15%, 08/12/32, PEN	4,571	1,389
6.15%, 08/12/32, PEN (b)	6,434	1,948
7.30%, 08/12/33, PEN	8,800	2,808
5.40%, 08/12/34, PEN	1,100	306
5.40%, 08/12/34, PEN (b)	502	139
5.40%, 08/12/34, PEN (c)	2,400	663
6.90%, 08/12/37, PEN (b)	3,314	955
7.60%, 08/12/39, PEN	1,000	305
5.35%, 08/12/40, PEN	400	98
Departamento Administrativo De La Presidencia De La Republica
5.38%, 01/21/29	9,500	9,429
6.13%, 01/21/31	800	788
5.00%, 09/19/32, EUR	600	654
6.50%, 01/21/33	1,100	1,082
13.25%, 02/09/33, COP	23,537,800	6,324
5.75%, 11/26/34, EUR	1,200	1,311
5.63%, 02/19/36, EUR	700	741
6.50%, 11/26/38, EUR	1,000	1,102
Gobierno de la Republica de Costa Rica
6.47%, 11/21/30, EUR (b)	1,500	1,776
Gobierno Federal de los Estados Unidos Mexicanos
8.50%, 03/01/29 - 05/31/29, MXN	104,800	5,844
7.75%, 05/29/31 - 11/23/34, MXN	86,500	4,498
7.50%, 05/26/33, MXN	4,100	208
5.63%, 02/09/34	1,000	980
Government of Saudi Arabia
4.13%, 01/12/29 (b)	5,200	5,112
Ministerio De Hacienda Y Credito Publico
11.00%, 08/22/29, COP	16,863,500	4,246
11.75%, 01/24/35, COP	16,046,000	4,005
12.75%, 11/28/40, COP	17,005,600	4,562
Ministry of Finance of the Russian Federation
0.00%, 04/04/42 - 09/16/43 (b) (c) (d) (e)	3,000	2,025
0.00%, 04/04/42 - 09/16/43 (c) (d) (e)	3,400	2,296
0.00%, 06/23/47 (b) (c) (d) (e) (f)	400	—
0.00%, 06/23/47 (c) (d) (e) (f)	5,400	—
Petroleos de Venezuela, S.A.
0.00%, 05/17/35 (c) (d) (e)	100	41
Presidencia De La Nacion
1.00%, 07/09/29	394	345
0.75%, 07/09/30 (g)	4,004	3,138
4.13%, 07/09/35 - 07/09/46 (g)	4,456	3,185
5.00%, 01/09/38 (g)	3,720	2,790
3.50%, 07/09/41 (g)	4,210	2,799
Presidencia de la Republica de Chile
5.80%, 10/01/29, CLP	645,000	704
4.70%, 09/01/30, CLP	315,000	330
6.00%, 04/01/33, CLP	215,000	237
5.00%, 03/01/35, CLP	120,000	124
Republica Bolivariana de Venezuela
0.00%, 10/21/26 - 03/31/38 (c) (d) (e)	2,212	964
0.00%, 09/15/27 (d) (e)	900	439
0.00%, 05/07/28 - 12/09/49 (c) (d) (e)	7,158	3,275
Romania, Government of
5.38%, 03/22/31, EUR (b)	1,020	1,186
5.13%, 09/24/31, EUR (b)	1,700	1,945
5.88%, 07/11/32, EUR (b) (h)	3,900	4,572
6.25%, 09/10/34, EUR (b)	1,700	1,998
5.63%, 05/30/37, EUR (b)	600	651
6.75%, 07/11/39, EUR (b)	1,800	2,082
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,600	737
7.00%, 02/28/31, ZAR	110,300	6,111
8.88%, 02/28/35, ZAR	156,800	9,098
8.50%, 01/31/37, ZAR	50,300	2,777
9.00%, 01/31/40, ZAR	12,700	706
Turkiye Cumhuriyeti Basbakanlik
39.64%, 05/20/26 - 05/17/28, TRY	117,900	2,631
39.28%, 09/06/28, TRY	7,500	168
6.13%, 10/24/28	600	601
7.63%, 04/26/29	1,330	1,372
5.25%, 03/13/30	2,800	2,670
		137,643
U.S. Treasury Inflation Indexed Securities 7.4%
Treasury, United States Department of
0.13%, 07/15/26 - 07/15/31 (i)	14,557	14,628
0.38%, 01/15/27 - 07/15/27 (i)	1,246	1,248
0.75%, 07/15/28 (i) (j)	3,409	3,399
0.88%, 01/15/29 - 02/15/47 (i)	13,753	12,736
0.25%, 07/15/29 - 02/15/50 (i)	19,954	18,019
1.63%, 04/15/30 (i)	4,394	4,438
0.63%, 07/15/32 - 02/15/43 (i)	13,186	12,351
1.38%, 07/15/33 - 02/15/44 (i)	30,223	29,471
1.75%, 01/15/34 (i)	3,174	3,161
1.88%, 07/15/34 (i)	20,213	20,311
2.13%, 02/15/40 - 02/15/41 (i)	598	581
0.75%, 02/15/42 - 02/15/45 (i)	3,960	2,870
1.00%, 02/15/46 - 02/15/49 (i)	15,055	10,742
1.50%, 02/15/53 (i)	3,939	3,019
		136,974
U.S. Treasury Note 5.5%
Treasury, United States Department of
4.50%, 04/15/27	31,000	31,239
3.75%, 04/30/27	2,800	2,799
0.50%, 10/31/27	100	95
0.63%, 11/30/27 - 12/31/27	1,100	1,042
0.75%, 01/31/28 (j)	210	199
2.38%, 03/31/29	11,900	11,412
4.00%, 07/31/32	31,400	31,247

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2.75%, 08/15/32	19,800	18,315
4.25%, 08/15/35	1,393	1,388
4.13%, 02/15/36	3,700	3,642
		101,378
U.S. Treasury Bond 4.6%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,437
4.88%, 08/15/45	857	854
4.63%, 11/15/45 - 05/15/54	30,730	29,396
3.00%, 08/15/48	30	22
4.25%, 08/15/54	3,000	2,688
4.50%, 11/15/54	17,400	16,258
4.75%, 02/15/56	32,338	31,540
		85,195
Treasury Inflation Indexed Securities 0.0%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (k)	698	39
4.00%, 11/30/28, MXN (k)	5,862	325
		364
Total Government And Agency Obligations (cost $1,616,036)		1,598,626
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 32.4%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 4.05%, (1 Month Term SOFR + 0.37%), 09/25/36 (g) (l)	875	872
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 2.41%, (1 Month Term SOFR + 0.80%), 08/25/35 (g) (l) (m)	5,534	4,755
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 6.62%, (1 Month Term SOFR + 1.13%), 04/25/34 (g) (l) (m)	3,222	3,126
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 4.43%, (1 Month Term SOFR + 0.75%), 03/25/30 (l)	957	905
Alba 2006-2 PLC
Series 2006-D-2, 4.31%, (SONIA + 0.58%), 12/15/38, GBP (c) (l)	680	831
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	1,534	1,510
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 5.07%, (1 Month Term SOFR + 2.14%), 07/25/35 (g) (l) (m)	1,634	1,587
Series 2005-A3-38, REMIC, 4.94%, (1 Month Term SOFR + 0.81%), 09/25/35 (g) (l) (m)	158	143
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	564	399
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 4.43%, (1 Month Term SOFR + 0.81%), 10/25/35 (g) (l) (m)	5,762	5,199
Series 2005-1A1-59, REMIC, 4.33%, (1 Month Term SOFR + 0.77%), 11/20/35 (g) (l) (m)	1,163	1,082
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 4.62%, (1 Month Term SOFR + 0.67%), 02/25/36 (g) (l) (m)	572	486
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.42%, (1 Month Term SOFR + 0.31%), 12/20/46 (g) (l) (m)	1,115	1,004
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,005	1,661
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,422	1,395
Series 2015-AA-2, 3.60%, 09/22/27	368	362
Ameriquest Mortgage Securities Inc.
Series 2005-M5-R10, REMIC, 4.74%, (1 Month Term SOFR + 1.06%), 11/25/35 (g) (l)	4,660	4,288
Anchorage Capital CLO 28 Ltd.
Series 2024-A1R-28A, 4.83%, (3 Month Term SOFR + 1.16%), 04/20/37 (l)	9,500	9,477
Anchorage Credit Funding 11, Ltd.
Series 2020-A-11A, 3.40%, 04/25/38	3,046	2,970
Anchorage Credit Funding 12, Ltd.
Series 2020-A1-12A, 3.18%, 10/25/38	951	921
Anchorage Credit Funding 13, Ltd.
Series 2021-A1-13A, 2.88%, 07/27/39	1,000	956
Anchorage Credit Funding 14, Ltd.
Series 2021-A-14A, 3.00%, 01/23/40	1,000	951
Anchorage Credit Funding 20 Ltd.
Series 2026-A-20A, 4.90%, 04/25/42	3,700	3,700
Series 2026-B-20A, 5.20%, 04/25/42	600	600
ARI Fleet Lease Trust 2026-A
Series 2026-A1-A, 3.81%, 11/16/26	3,552	3,552
Series 2026-A2-A, 3.96%, 09/15/28	4,700	4,680
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 4.36%, (3 Month Term SOFR + 0.71%), 10/11/42 (b) (l)	4,234	3,948
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-A-5A, 6.12%, 04/20/26	67	67
Series 2023-A-3A, 5.44%, 02/20/27	150	151
Series 2023-A-5A, 5.78%, 04/20/27	320	324
Series 2024-A-2A, 5.13%, 10/20/27	790	798
Avon Finance No.4 PLC
Series A-4A, 4.63%, (SONIA + 0.90%), 12/28/49, GBP (b) (g) (l)	5,520	7,310
Bain Capital Credit CLO 2021-3 Ltd.
Series 2021-AR-3A, 4.73%, (3 Month Term SOFR + 1.06%), 07/24/34 (l)	6,400	6,384
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 4.39%, (1 Month Term SOFR + 0.79%), 02/20/35 (g) (l) (m)	2,178	2,092
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	40	40
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 4.01%, 04/26/37 (l)	3,492	1,477
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 0.09%, (1 Month Term SOFR + 0.65%), 10/25/35 (g) (l) (m)	103	103
Bear Stearns Asset Backed Securities I Trust 2006-HE1
Series 2004-M1-HE10, REMIC, 4.76%, (1 Month Term SOFR + 1.09%), 12/25/34 (g) (l)	2,544	2,575
BHG Securitization Trust 2025-1CON
Series 2025-A-1CON, 4.82%, 04/17/36	2,722	2,723
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 3.19%, 12/15/29 (l) (m)	6,296	310
Bridgecrest Lending Auto Securitization Trust 2026-1
Series 2026-A2-1, 4.10%, 12/15/26	3,350	3,349
Series 2026-A1-1, 3.91%, 01/15/27	3,990	3,990
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 5.54%, (1 Month Term SOFR + 1.86%), 11/17/36 (l)	773	773
Carmax Select Receivables Trust 2026-A
Series 2026-A2A-A, 4.03%, 02/16/28	9,600	9,588
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 4.18%, (1 Month Term SOFR + 0.35%), 07/25/36 (g) (l) (m)	7,130	5,750
Carval
Series 2018-AR-1A, 4.90%, (3 Month Term SOFR + 1.23%), 07/16/31 (l)	5,734	5,733
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	2,157	2,168
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 1.52%, (1 Month Term SOFR + 0.41%), 10/25/36 (g) (l) (m)	4,328	3,704
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 4.07%, (1 Month Term SOFR + 0.39%), 01/25/35 (b) (g) (l)	75	72
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,187	489
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	4,646	4,637
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,220	5,209
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	1,267	1,265

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 4.49%, (1 Month Term SOFR + 0.82%), 11/25/36 (g) (l)	1,658	1,761
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 5.86%, 11/25/37 (l)	1,814	1,646
CommonBond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	2,136	1,919
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,821	576
CPS Auto Receivables Trust 2022-D
Series 2022-D-D, 8.73%, 07/15/26	500	514
CPS Auto Receivables Trust 2023-B
Series 2023-C-B, 6.04%, 07/16/29	215	216
CPS Auto Receivables Trust 2023-D
Series 2023-D-D, 7.80%, 07/15/27	500	518
CPS Auto Receivables Trust 2026-A
Series 2026-A-A, 4.19%, 08/16/27	18,903	18,910
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.62%, 03/25/68 (g) (l)	3,647	3,649
CSMC 2021-RPL3 Trust
Series 2021-M1-RPL3, REMIC, 3.38%, 01/25/60	1,000	840
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	453	192
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 5.19%, 06/26/36 (l)	1,603	1,354
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 3.91%, (1 Month Term SOFR + 0.34%), 09/25/35 (g) (l) (m)	12,548	11,112
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 4.07%, (1 Month Term SOFR + 0.25%), 05/25/35 (g) (l)	484	472
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 3.77%, (1 Month Term SOFR + 0.37%), 11/25/36 (g) (l) (m)	9,916	7,977
CWABS, Inc.
Series 2004-M6-BC5, REMIC, 5.44%, (1 Month Term SOFR + 1.76%), 07/25/34 (g) (l)	3,578	3,550
Series 2004-M4-AB2, REMIC, 4.13%, (1 Month Term SOFR + 1.39%), 11/25/34 (g) (l) (m)	2,450	2,122
Series 2005-MV6-7, REMIC, 4.61%, (1 Month Term SOFR + 1.31%), 08/25/35 (g) (l) (m)	4,000	3,615
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 4.19%, (1 Month Term SOFR + 0.51%), 04/25/46 (g) (l)	2,040	1,737
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 5.14%, (1 Month Term SOFR + 1.46%), 11/25/35 (l)	4,974	2,122
DLLMT 2026-1 LLC
Series 2026-A2-1A, 4.03%, 07/20/28	1,200	1,199
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 4.50%, (1 Month Term SOFR + 0.83%), 01/19/45 (g) (l) (m)	954	857
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (g)	7,982	7,963
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 3.14%, (1 Month Term SOFR + 2.21%), 05/25/37 (g) (l) (m)	28,000	23,855
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 3.77%, (1 Month Term SOFR + 1.09%), 01/25/36 (g) (l) (m)	8,175	7,319
Enterprise Fleet Financing 2026-1, LLC
Series 2026-A1-1, REMIC, 3.85%, 12/20/26	2,175	2,175
Series 2026-A2-1, REMIC, 4.00%, 04/20/28	3,800	3,792
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 4.40%, (SONIA + 0.67%), 06/13/45, GBP (c) (l)	11,954	14,304
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 4.55%, (SONIA + 0.82%), 09/13/45, GBP (c) (l)	13	16
Exeter Automobile Receivables Trust 2026-1
Series 2026-A1-1A, 3.90%, 04/15/26	4,280	4,279
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 2.46%, (1 Month Term SOFR + 0.43%), 10/25/36 (g) (l) (m)	6,152	3,821
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 1.70%, (1 Month Term SOFR + 0.25%), 01/25/37 (g) (l) (m)	12,424	6,066
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 3.07%, (1 Month Term SOFR + 0.80%), 10/25/35 (g) (l) (m)	17,749	13,779
GLS Auto Select Receivables Issuer Trust 2026-1
Series 2026-A1-1A, 3.79%, 05/15/26	1,693	1,692
Series 2026-A2-1A, 4.05%, 05/15/29	2,900	2,892
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 1.60%, (1 Month Term SOFR + 0.65%), 03/25/36 (g) (l) (m)	3,440	1,574
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 2.76%, 04/28/37 (l)	23,904	5,185
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 4.19%, (1 Month Term SOFR + 0.51%), 06/25/34 (l)	2,871	2,609
Series 2004-M2-10, REMIC, 4.03%, 08/25/34 (g) (l) (m)	2,993	2,753
HarborView Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 2.19%, (1 Month Term SOFR + 0.51%), 07/21/36 (g) (l) (m)	4,129	1,983
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 5.69%, (3 Month Term SOFR + 2.02%), 05/23/39 (l)	8,325	8,288
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 4.57%, (1 Month Term SOFR + 0.89%), 10/25/34 (g) (l)	485	480
Honda Auto Receivables 2024-4 Owner Trust
Series 2024-A2-4, 4.56%, 04/15/26	439	439
Series 2024-A3-4, 4.33%, 01/18/28	7,900	7,919
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.38%, 06/25/36 (l)	2,028	1,281
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 4.19%, (1 Month Term SOFR + 0.51%), 05/25/35 (l)	835	495
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 4.61%, (1 Month Term SOFR + 0.65%), 05/25/36 (g) (l) (m)	774	650
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 6.15%, (1 Month Term SOFR + 0.43%), 10/25/36 (g) (l) (m)	736	680
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-A-2NU, REMIC, 1.97%, 01/07/28	7,390	6,850
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 4.87%, (1 Month Term SOFR + 1.19%), 07/25/35 (l)	3,839	3,759
J.P. Morgan Mortgage Trust 2022-DCS1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (l)	3,539	3,433
J.P. Morgan Mortgage Trust 2024-VIS1
Series 2024-A1-VIS1, REMIC, 5.99%, 09/01/54 (g) (l)	3,592	3,610
J.P. Morgan Seasoned Mortgage Trust 2024-1
Series 2024-A3-1, REMIC, 4.34%, 04/25/46 (l)	873	836
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (l)	2,600	2,583
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 4.29%, (1 Month Term SOFR + 0.61%), 08/25/47 (g) (l)	1,758	1,647
Long Beach Mortgage Loan Trust 2006-2
Series 2005-3M2-WL1, REMIC, 3.90%, (1 Month Term SOFR + 0.89%), 06/25/45 (g) (l) (m)	423	462
Lugo Funding Designated Activity Company
Series 2024-A-1A, 3.04%, (3 Month EURIBOR + 1.00%), 05/26/66, EUR (b) (g) (l)	11,541	13,314
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 4.96%, (SONIA + 1.22%), 10/15/48, GBP (c) (l)	2,999	3,829

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 5.63%, (1 Month Term SOFR + 1.97%), 06/25/35 (g) (l) (m)	2,828	2,940
Series 2005-A4-NC2, REMIC, 1.13%, (1 Month Term SOFR + 0.81%), 11/25/35 (g) (l) (m)	7,770	4,236
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 4.12%, (1 Month Term SOFR + 1.01%), 01/25/35 (g) (l) (m)	2,086	2,049
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/42 (b) (g)	868	608
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (g)	11,017	10,925
Mill City Mortgage Loan Trust 2017-1
Series 2017-B3-1, REMIC, 3.55%, 04/25/33 (l)	1,638	1,408
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,659
Morgan Stanley Capital I Trust 2021-L7
Series 2021-D-230P, REMIC, 6.16%, (1 Month Term SOFR + 2.49%), 12/15/38 (l)	2,929	2,643
Series 2021-E-230P, REMIC, 6.86%, (1 Month Term SOFR + 3.19%), 12/15/38 (l)	1,050	921
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 3.52%, (12 Month Treasury Average + 0.84%), 05/25/47 (l) (m)	1,351	1,128
Navient Funding, LLC
Series 2006-A5-B, REMIC, 4.21%, (3 Month Term SOFR + 0.53%), 12/15/39 (l)	800	784
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 4.68%, (SOFR 30-Day Average + 1.01%), 02/25/33 (l)	4,676	4,638
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	1,568	1,627
Nelnet Student Loan Trust 2025-C
Series 2025-A1A-CA, REMIC, 4.67%, 08/15/36	4,305	4,296
Nelnet Student Loan Trust 2026-A
Series 2026-A1A-A, REMIC, 4.61%, 02/21/61	6,809	6,767
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A2-RPL3, REMIC, 3.00%, 07/25/59 (l)	1,500	1,398
Newgate Funding PLC
Series 2007-A3-2X, 4.06%, (SONIA + 0.28%), 12/15/50, GBP (c) (l)	1,977	2,559
Nissan Auto Lease Trust 2026-A
Series 2026-A2A-A, 3.90%, 05/15/28	9,600	9,578
Nissan Auto Receivables 2024-B Owner Trust
Series 2024-A2A-B, 4.51%, 06/15/27	992	993
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 2.04%, (1 Month Term SOFR + 0.29%), 03/25/37 (g) (l) (m)	34,658	10,562
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	2,359	2,368
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 2.94%, (1 Month Term SOFR + 1.15%), 05/25/35 (g) (l) (m)	4,461	3,523
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 0.71%, (1 Month Term SOFR + 0.97%), 08/25/35 (g) (l) (m)	88	88
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 8.01%, (1 Month Term SOFR + 0.71%), 07/25/37 (g) (l) (m)	2,190	2,142
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 4.47%, (SONIA + 0.69%), 12/15/40, GBP (c) (g) (l)	241	319
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 4.73%, (1 Month Term SOFR + 2.06%), 04/25/35 (g) (l) (m)	3,738	3,556
RCKT Mortgage Trust 2024-CES5
Series 2024-A1A-CES5, REMIC, 5.85%, 07/25/28 (g) (l)	3,326	3,341
RCKT Mortgage Trust 2024-CES7
Series 2024-A1A-CES7, REMIC, 5.16%, 09/25/28 (g)	795	793
Reach ABS Trust 2026-1
Series 2026-A-1A, 4.32%, 02/15/33	7,949	7,952
Regional Management Issuance Trust 2024-2
Series 2024-A-2, 5.11%, 12/15/33	4,600	4,617
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (g)	19,851	5,797
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (g)	2,934	937
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,357	1,178
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (l)	579	462
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 1.97%, (1 Month Term SOFR + 0.91%), 03/25/35 (g) (l) (m)	190	156
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, REMIC, 3.86%, (1 Month Term SOFR + 1.09%), 04/25/35 (g) (l) (m)	652	578
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 3.16%, (1 Month Term SOFR + 0.82%), 10/25/35 (g) (l) (m)	4,975	4,602
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 4.58%, (SOFR 30-Day Average + 0.91%), 01/25/75 (l)	4,941	4,921
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	1,650	1,606
Series 2022-A1B-B, REMIC, 5.12%, (SOFR 30-Day Average + 1.45%), 02/16/55 (l)	1,650	1,658
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 5.52%, (SOFR 30-Day Average + 1.85%), 05/16/50 (l)	1,557	1,581
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 4.77%, (SOFR 30-Day Average + 1.25%), 07/05/53 (l)	3,051	3,027
SoFi Consumer Loan Program 2025-4 Trust
Series 2025-A-4, 4.24%, 08/25/35	5,588	5,593
Sound Point CLO XXVIII, Ltd.
Series 2020-A1R-3A, 4.95%, (3 Month Term SOFR + 1.28%), 01/26/32 (l)	7,586	7,594
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 4.10%, (1 Month Term SOFR + 1.28%), 04/25/35 (g) (l) (m)	2,810	2,705
Series 2005-M2-OPT2, REMIC, 2.21%, (1 Month Term SOFR + 0.95%), 08/25/35 (g) (l) (m)	6,964	6,281
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 2.69%, (1 Month Term SOFR + 0.41%), 06/25/37 (g) (l) (m)	14,879	7,503
Spirit Airlines, LLC
Series 2017-AA-1, 0.00%, 02/15/30 (d) (e)	230	204
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 4.31%, (1 Month Term SOFR + 0.94%), 06/25/34 (g) (l) (m)	2,520	2,423
Series 2005-M2-HE1, REMIC, 6.95%, (1 Month Term SOFR + 0.83%), 07/25/35 (g) (l) (m)	720	689
Structured Asset Securities Corporation Mortgage Loan Trust
Series 2007-M1-GEL2, REMIC, 4.35%, (1 Month Term SOFR + 0.81%), 05/25/37 (g) (l) (m)	15,429	12,372
Structured Asset Securities Corporation Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 1.49%, (1 Month Term SOFR + 0.31%), 06/25/37 (g) (l) (m)	11,501	7,446
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	1,800	1,791
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	8,704	8,312
Towd Point Mortgage Trust 2025-CES4
Series 2025-A1A-CES4, REMIC, 5.09%, 10/25/29 (g)	3,978	3,962
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A3-A, 4.83%, 10/16/28	5,567	5,592

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
United Airlines Pass Through Certificates, Series 2018-1
Series 2018-AA-1, 3.50%, 03/01/30	683	659
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	879	892
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (l)	3,895	3,886
Washington Mutual Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.45%, (1 Month Term SOFR + 0.36%), 04/25/37 (g) (l) (m)	34,384	11,657
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 4.46%, 09/25/35 (l)	2,302	2,089
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 3.17%, (12 Month Treasury Average + 0.70%), 04/25/47 (l) (m)	892	782
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 5.99%, 12/25/37 (l)	8,467	7,540
Westlake Automobile Receivables Trust 2026-1
Series 2026-A1-1A, 3.89%, 01/15/27	6,620	6,620
Series 2026-A2A-1A, 4.02%, 09/15/28	1,300	1,298
WSTN Trust
Series 2023-A-MAUI, REMIC, 6.52%, 09/08/39 (l)	800	809
Total Non-U.S. Government Agency Asset-Backed Securities (cost $647,308)		601,531
CORPORATE BONDS AND NOTES 12.7%
Financials 5.8%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (b)	984	951
Banco Santander, S.A.
6.53%, 11/07/27	1,500	1,519
6.61%, 11/07/28	1,200	1,262
Bank of Nova Scotia, The
4.25%, 02/02/30	9,500	9,415
Barclays PLC
6.49%, 09/13/29	1,200	1,250
BPCE
6.71%, 10/19/29 (b)	1,650	1,726
5.88%, 01/14/31 (b)	1,000	1,030
4.76%, 01/13/32 (b)	5,100	5,031
7.00%, 10/19/34 (b)	1,400	1,532
Citadel Securities Global Holdings LLC
5.13%, 01/27/32 (b)	500	497
Credicorp Capital Sociedad Titularizada S.A.
10.10%, 12/15/43, PEN (b)	1,000	311
9.70%, 03/05/45, PEN (b)	1,700	521
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (b)	8,800	8,835
Ford Motor Credit Company LLC
4.54%, 08/01/26	2,400	2,396
2.70%, 08/10/26	3,700	3,673
4.13%, 08/17/27	3,200	3,162
3.82%, 11/02/27	3,067	3,008
2.90%, 02/16/28	200	192
5.80%, 03/08/29	1,738	1,756
4.97%, 04/06/29	6,070	5,998
Goldman Sachs Group, Inc., The
4.15%, 01/21/29	8,900	8,845
Jane Street Group, LLC
6.75%, 05/01/33 (b)	200	203
Marex Group PLC
6.40%, 11/04/29	300	309
Morgan Stanley
4.24%, 01/09/30	9,500	9,406
Nationwide Building Society
4.30%, 03/08/29 (b)	1,000	993
NatWest Group PLC
5.08%, 01/27/30	2,800	2,831
4.45%, 05/08/30	2,000	1,988
Panama Infrastructure Receivable Purchaser PLC
0.00%, 04/05/32 (b) (n)	6,449	5,083
Rio Oil Finance Trust
8.20%, 04/06/28 (b)	109	112
Santander Holdings USA, Inc.
5.35%, 09/06/30	700	707
Santander UK Group Holdings PLC
3.82%, 11/03/28	1,800	1,778
4.86%, 09/11/30	800	801
5.69%, 04/15/31	1,200	1,233
Stichting AK Rabobank Certificaten II
6.50%, EUR (c) (g) (l) (o)	2,301	2,936
UBS Group AG
6.33%, 12/22/27 (b)	4,400	4,457
6.25%, 09/22/29 (b)	3,000	3,115
Voyager Aviation Holdings, LLC
0.00%, 05/09/26 (b) (d) (e) (f)	1,129	—
Wells Fargo & Company
4.18%, 01/23/30	8,900	8,819
		107,681
Communication Services 2.3%
Altice France
9.50%, 11/01/29 (b)	2,742	2,757
6.88%, 10/15/30 (b)	205	196
6.50%, 04/15/32 (b)	125	119
Beignet Investments, LLC
6.58%, 05/30/49 (b)	32,980	34,074
DISH DBS Corporation
5.25%, 12/01/26 (b)	2,590	2,564
5.75%, 12/01/28 (b)	2,090	2,017
Uniti Group Inc.
6.50%, 02/15/29 (b) (h)	507	492
		42,219
Energy 1.4%
Enbridge Inc.
4.50%, 02/15/31	700	693
Gaz Capital S.A.
0.00%, 03/23/27 (c) (d) (e)	800	700
Gaz Finance PLC
0.00%, 06/29/27 - 01/27/29 (c) (d) (e)	6,600	4,840
Petroleos de Venezuela, S.A.
0.00%, 05/16/26 - 04/12/37 (c) (d) (e)	2,890	988
0.00%, 04/12/27 (c) (d) (e)	300	99
Petroleos Mexicanos
6.70%, 02/16/32	7,889	7,727
6.95%, 01/28/60	1,190	935
Topaz Solar Farms LLC
4.88%, 09/30/39 (b)	50	45
5.75%, 09/30/39 (b)	551	548
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (b)	2,200	2,085
Venture Global LNG, Inc.
8.13%, 06/01/28 (b)	1,600	1,642
9.50%, 02/01/29 (b)	200	216
7.00%, 01/15/30 (b) (h)	3,800	3,883
9.88%, 02/01/32 (b) (h)	1,500	1,617
		26,018
Utilities 1.1%
Edison International
6.25%, 03/15/30	400	415
5.25%, 03/15/32	3,600	3,572
PacifiCorp
5.10%, 04/15/31 (h)	600	602
5.45%, 04/15/33	700	702
5.80%, 04/15/36	300	302
PG&E Company
3.30%, 03/15/27 - 12/01/27	1,347	1,324
3.00%, 06/15/28	3,343	3,235
3.75%, 07/01/28	976	958
4.55%, 07/01/30	7,254	7,163
4.40%, 03/01/32	1,000	967
6.00%, 08/15/35	600	620

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Pryvatne Aktsionerne Tovarystvo Natsionalna Enerhetychna Kompaniia Ukrenerho
0.00%, 11/09/28 (c) (d) (e)	400	367
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27, GBP (c)	100	145
9.75%, 10/10/27, GBP (b)	504	733
		21,105
Consumer Discretionary 1.1%
Carvana Co.
9.00%, 06/01/30 - 06/01/31 (b) (g) (p)	4,081	4,342
GSG Bidco Limited
5.38%, 06/15/36, EUR (b)	1,300	1,491
6.38%, 06/15/51, EUR (b)	2,300	2,634
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (g)	68	90
Nissan Motor Acceptance Company LLC
5.69%, (SOFR + 2.05%), 09/13/27 (b) (l)	2,800	2,793
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (b)	4,100	3,989
7.50%, 07/17/30 (b)	700	706
4.81%, 09/17/30 (b)	300	272
Station Casinos LLC
4.50%, 02/15/28 (b)	2,620	2,564
Stellantis Finance US Inc.
5.75%, 03/18/30 (b)	700	697
		19,578
Health Care 0.5%
Bayer US Finance LLC
6.25%, 01/21/29 (b)	3,700	3,840
Centene Corporation
3.38%, 02/15/30	700	632
3.00%, 10/15/30	1,900	1,663
2.63%, 08/01/31	3,000	2,510
		8,645
Consumer Staples 0.4%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	1,300	1,349
Cornell University
4.73%, 06/15/35	600	595
Flora Food Management B.V.
6.88%, 07/02/29, EUR (b)	1,100	1,191
7.50%, 10/31/30, EUR (b)	3,500	3,991
		7,126
Information Technology 0.1%
Gartner, Inc.
5.60%, 11/20/35	700	665
Jabil Inc.
4.20%, 02/01/29	1,900	1,877
		2,542
Industrials 0.0%
Boeing Company, The
6.26%, 05/01/27 (q)	630	641
6.30%, 05/01/29 (q)	90	94
		735
Real Estate 0.0%
Country Garden Holdings Company Limited
0.00%, 12/31/31 (c) (n) (r)	633	70
EPR Properties
4.75%, 12/15/26	32	32
4.95%, 04/15/28	90	90
GLP Financing, LLC
5.30%, 01/15/29	268	270
		462
Total Corporate Bonds And Notes (cost $237,389)		236,111
SENIOR FLOATING RATE INSTRUMENTS 2.7%
Health Care 1.0%
AMSURG LLC
2023 First Out Term Loan, 11.64%, (3 Month Term SOFR + 4.75%), 07/20/26 (f) (l)	2,679	2,679
2023 Last Out Term Loan, 11.64%, (3 Month Term SOFR + 7.88%), 11/03/28 (f) (l)	16,239	16,726
		19,405
Industrials 0.7%
Mercury Aggregator LP
Term Loan, 19.00%, 04/03/26 (f)	933	—
SVF II Finco Cayman LP
Term Loan, 7.32%, (SOFR + 3.65%), 04/25/29 (f) (l)	2,983	3,039
TransDigm, Inc.
2023 Term Loan J, 6.17%, (1 Month Term SOFR + 2.50%), 02/28/31 (l)	9,552	9,551
		12,590
Communication Services 0.5%
Altice France S.A.
2025 USD Term Loan B11, 7.80%, (SOFR + 4.13%), 04/30/28 (l)	2,197	2,180
2025 USD Term Loan B14, 0.00%, (3 Month Term SOFR + 6.88%), 05/31/31 (l) (s)	2,900	2,902
2025 USD Term Loan B14, 10.55%, (3 Month Term SOFR + 6.88%), 05/31/31 (l)	1,814	1,815
SubCalidora 2 S.a r.l.
2024 EUR Term Loan, 7.77%, (3 Month EURIBOR + 5.75%), 08/14/29, EUR (f) (l)	1,200	1,361
Syniverse Holdings, Inc.
2022 Term Loan, 10.67%, (3 Month Term SOFR + 7.00%), 05/06/27 (l)	1,481	1,366
		9,624
Financials 0.3%
Jane Street Group, LLC
2024 Term Loan B1, 5.67%, (3 Month Term SOFR + 2.00%), 12/10/31 (l)	299	293
Republic of Panama
Term Loan, 4.55%, 04/01/27, EUR (f) (l)	3,900	4,553
		4,846
Materials 0.2%
SCURAlpha 1503 Gmbh
USD Term Loan B1, 9.17%, (3 Month Term SOFR + 5.00%), 01/04/30 (l)	2,432	2,098
EUR Term Loan B1, 7.53%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (l)	1,300	1,333
Westmoreland Coal Co
PIK Term Loan, 8.00%, 03/15/29 (f) (l) (p)	22	9
		3,440
Information Technology 0.0%
Poseidon Bidco SASU
2024 EUR Term Loan B, 7.02%, (EURIBOR + 5.00%), 07/22/30, EUR (l)	2,100	680
Energy 0.0%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 6.79%, (1 Month Term SOFR + 3.00%), 06/30/27 (l)	21	17
2020 Take Back Term Loan, 7.79%, (1 Month Term SOFR + 4.00%), 12/31/27 (l) (p)	77	63
		80
Total Senior Floating Rate Instruments (cost $52,568)		50,665
COMMON STOCKS 0.4%
Health Care 0.2%
Amsurg Corp. (d) (f)	101	4,461
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc. (d)	515	1,221
iHeartMedia, Inc. (d) (f)	91	138
iHeartMedia, Inc. - Class A (d)	124	363
Uniti Group Inc. (d)	130	1,224
		2,946
Real Estate 0.0%
Country Garden Holdings Company Limited (d) (h)	301	12
Uniti Group Inc. (d)	24	229
		241
Financials 0.0%
UBS Group AG	4	160
Industrials 0.0%
LuxCo 3 (d) (f)	7	110
Energy 0.0%
WestMet Group Holdings (d) (f)	2	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Materials 0.0%
Westmoreland Coal Company (d)	1	—
Total Common Stocks (cost $11,636)		7,919
RIGHTS 0.1%
SES (d)	124	1,802
Total Rights (cost $1,456)		1,802
PREFERRED STOCKS 0.1%
Communication Services 0.1%
Windstream Holdings, Inc. (f)	1	886
Total Preferred Stocks (cost $832)		886
WARRANTS 0.0%
Windstream Holdings, Inc. (d) (f)	25	238
Total Warrants (cost $155)		238
SHORT TERM INVESTMENTS 15.6%
U.S. Treasury Bill 9.0%
Treasury, United States Department of
3.69%, 04/02/26 (t)	5,000	4,999
3.69%, 04/07/26 (t)	4,200	4,197
3.71%, 04/09/26 (j) (t)	2,502	2,500
3.67%, 04/14/26 (t)	19,900	19,874
3.72%, 04/16/26 (t)	500	499
3.68%, 04/21/26 (j) (t)	20,800	20,758
3.67%, 04/23/26 (j) (t)	13,296	13,266
3.63%, 04/28/26 (j) (t)	1,800	1,795
3.69%, 04/30/26 (t)	20,400	20,340
3.63%, 05/05/26 (j) (t)	600	598
3.72%, 05/07/26 (j) (t)	31,700	31,585
1.68%, 05/14/26 (j) (t)	100	100
3.61%, 05/19/26 (t)	17,400	17,316
3.76%, 05/21/26 (j) (t)	1,300	1,293
3.63%, 05/26/26 (t)	13,200	13,126
3.72%, 05/28/26 (j) (t)	1,300	1,292
3.68%, 06/04/26 (j) (t)	400	397
3.63%, 06/11/26 (j) (t)	5,000	4,964
3.64%, 06/23/26 (j) (t)	800	793
3.65%, 07/07/26 (j) (t)	3,500	3,466
3.57%, 07/09/26 (j) (t)	400	396
3.57%, 07/23/26 (j) (t)	2,400	2,373
3.57%, 07/30/26 (j) (t)	500	494
		166,421
Treasury Securities 3.9%
Presidencia da Republica
12.80%, 07/01/26, BRL (t)	332,900	62,149
12.72%, 10/01/26, BRL (t)	49,000	8,848
Turkiye Cumhuriyet Merkez Bankasi Anonim Sirketi
37.42%, 04/07/26, TRY (t)	26,000	581
		71,578
Discount Notes 2.6%
FHLBanks Office of Finance
3.64%, 04/22/26 (t) (u)	3,600	3,592
3.66%, 05/20/26 (t) (u)	20,000	19,901
3.57%, 05/26/26 (t) (u)	1,600	1,591
3.65%, 05/27/26 (t) (u)	400	398
3.65%, 06/03/26 (t) (u)	2,600	2,584
3.63%, 06/05/26 (t) (u)	950	944
3.56%, 06/12/26 (t) (u)	11,300	11,218
3.69%, 06/22/26 (t) (u)	4,800	4,760
3.69%, 06/26/26 (t) (u)	4,100	4,064
		49,052
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (v) (w)	1,730	1,730
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.53% (v) (w)	316	316
Total Short Term Investments (cost $286,585)		289,097
Total Investments 150.2% (cost $2,853,965)		2,786,875
Other Derivative Instruments 0.0%		608
Other Assets and Liabilities, Net (50.2)%		(931,780)
Total Net Assets 100.0%		1,855,703
(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $972,735.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $168,689 and 9.1% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Non-income producing security.

(e) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.9% of the Fund’s net assets.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(h) All or a portion of the security was on loan as of March 31, 2026.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(r) Convertible security.

(s) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) The coupon rate represents the yield to maturity.

(u) The security is a direct debt of the agency and not collateralized by mortgages.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,394	75,436	79,514	19	—	—	316	—
JNL Government Money Market Fund, 3.63% - Class SL	3,975	33,859	36,104	60	—	—	1,730	0.1
	8,369	109,295	115,618	79	—	—	2,046	0.1

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 4.31%, 12/15/38	02/19/20	848	831	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	09/25/24	6,753	7,511	0.4
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	09/13/24	597	663	—
Country Garden Holdings Company Limited, 0.00%, 12/31/31	01/06/26	85	70	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 4.40%, 06/13/45	09/02/20	14,140	14,304	0.8
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 4.55%, 09/13/45	10/15/18	16	16	—
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	700	—
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	168	—
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	6,400	4,672	0.3
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 4.96%, 10/15/48	02/19/20	3,810	3,829	0.2
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	943	1,890	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,890	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	406	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	135	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	—	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	225	—	—
Newgate Funding PLC, Series 2007-A3-2X, 4.06%, 12/15/50	11/28/17	2,540	2,559	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/26	11/03/17	134	218	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/21/18	529	670	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	99	—
Petroleos de Venezuela, S.A., 0.00%, 05/17/35	02/04/26	38	41	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	100	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 4.47%, 12/15/40	10/06/22	263	319	—
Pryvatne Aktsionerne Tovarystvo Natsionalna Enerhetychna Kompaniia Ukrenerho, 0.00%, 11/09/28	09/29/22	95	367	—
Republica Bolivariana de Venezuela, 0.00%, 10/21/26	02/04/26	137	154	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	1,084	1,257	0.1
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	446	714	0.1
Republica Bolivariana de Venezuela, 0.00%, 12/31/34	12/13/17	419	655	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/35	12/13/17	260	449	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	155	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/49	12/13/17	472	832	0.1
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	23	—
Stichting AK Rabobank Certificaten II, 6.50%	02/25/20	3,424	2,936	0.2
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27	11/12/25	147	145	—
		49,119	48,778	2.6

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	678	June 2026	AUD	73,486	474	(307)
Long Gilt	878	June 2026	GBP	80,505	767	(4,562)
United States 10 Year Note	3,893	June 2026		439,914	911	(7,609)
United States 2 Year Note	537	July 2026		111,287	42	111
United States 5 Year Note	1,947	July 2026		213,659	274	(3,032)
United States Ultra Bond	475	June 2026		57,042	104	(1,675)
					2,572	(17,074)
Short Contracts
3 Month SOFR Index	(27)	June 2026		(6,603)	—	101
Euro BOBL	(123)	June 2026	EUR	(14,464)	(65)	308
Euro Bund	(274)	June 2026	EUR	(35,275)	(288)	1,062
Euro Schatz	(1)	June 2026	EUR	(107)	—	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 10 Year Ultra Bond	(90)	June 2026	(10,450)	(27)	234
United States Long Bond	(581)	June 2026	(68,176)	(218)	2,014
				(598)	3,721

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	9.02	(M)	12/17/29	MXN	10,400	1	16
28-Day MEXIBOR (M)	Paying	8.99	(M)	12/18/29	MXN	7,700	1	11
28-Day MEXIBOR (M)	Paying	9.14	(M)	12/27/29	MXN	14,900	2	26
28-Day MEXIBOR (M)	Paying	9.15	(M)	12/31/29	MXN	12,800	2	22
28-Day MEXIBOR (M)	Paying	9.11	(M)	03/13/30	MXN	39,400	6	67
3M JIBAR (Q)	Paying	6.77	(Q)	03/10/28	ZAR	6,900	1	(4)
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	2
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	2
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	1	7
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	1	5
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	3
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	1	5
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	1	5
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	1	5
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	2	11
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	1	5
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	2	12
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	1	5
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	1	5
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	1	6
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	1	9
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	1	9
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	3
3M JIBAR (Q)	Paying	8.00	(Q)	01/03/31	ZAR	5,000	2	3
3M JIBAR (Q)	Paying	8.00	(Q)	01/06/31	ZAR	5,000	2	3
3M JIBAR (Q)	Paying	8.01	(Q)	01/07/31	ZAR	4,900	2	3
3M JIBAR (Q)	Paying	8.03	(Q)	01/07/31	ZAR	4,900	2	4
3M JIBAR (Q)	Paying	8.05	(Q)	01/07/31	ZAR	4,900	2	4
3M JIBAR (Q)	Paying	8.06	(Q)	01/07/31	ZAR	4,900	2	4
3M JIBAR (Q)	Paying	8.06	(Q)	01/08/31	ZAR	14,900	6	12
3M JIBAR (Q)	Paying	8.08	(Q)	01/08/31	ZAR	6,900	3	6
3M JIBAR (Q)	Paying	8.20	(Q)	01/10/31	ZAR	24,900	10	27
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.75	(S)	06/19/29	NZD	9,300	16	123
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	09/18/29	AUD	26,300	132	(784)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	06/18/35	AUD	46,200	430	(1,876)
6M EURIBOR (S)	Receiving	2.59	(A)	08/19/34	EUR	2,400	(18)	81
6M EURIBOR (S)	Receiving	2.51	(A)	04/09/35	EUR	1,300	(11)	61
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	(38)	3,401
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	(18)	1,680
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	31	2,571
6M EURIBOR (S)	Receiving	3.00	(A)	09/16/56	EUR	22,750	(283)	127
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	6	(147)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	6	(152)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	8	(165)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	4	(82)
6M EURIBOR (S)	Paying	3.37	(A)	10/09/28	EUR	3,000	7	37
6M EURIBOR (S)	Paying	3.45	(A)	10/20/28	EUR	2,800	7	40
6M EURIBOR (S)	Paying	2.77	(A)	04/16/29	EUR	2,400	7	(8)
6M EURIBOR (S)	Paying	2.86	(A)	04/24/29	EUR	3,600	10	(3)
6M EURIBOR (S)	Paying	2.78	(A)	05/02/29	EUR	2,400	7	(8)
6M EURIBOR (S)	Paying	2.95	(A)	06/12/29	EUR	1,800	5	4
6M EURIBOR (S)	Paying	2.50	(A)	09/16/31	EUR	77,510	418	(1,609)
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	159	(1,664)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	38	(146)
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	11	35
6M EURIBOR (S)	Paying	2.77	(A)	04/29/34	EUR	1,600	12	(30)
6M EURIBOR (S)	Paying	2.41	(A)	11/05/34	EUR	2,800	22	(144)
6M EURIBOR (S)	Paying	2.22	(A)	01/08/35	EUR	1,400	11	(94)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Paying	2.42	(A)	03/07/35	EUR	1,300	11	(67)
6M EURIBOR (S)	Paying	2.52	(A)	03/27/35	EUR	1,300	11	(59)
6M EURIBOR (S)	Paying	2.75	(A)	09/16/36	EUR	4,220	40	(80)
6M PRIBOR (S)	Paying	4.48	(A)	03/11/36	CZK	1,600	—	—
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	(75)	45
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	(49)	57
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.70	(A)	09/18/29	JPY	3,190,000	(28)	71
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	569,400	(9)	21
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/18/34	JPY	1,640,000	(33)	85
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.25	(A)	06/18/35	JPY	382,000	(8)	22
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	276,000	(4)	10
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	130,000	(2)	5
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	1	3
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	(1)
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(4)
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(4)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(8)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	(5)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	—	(12)
BRAZIBOR (A)	Paying	10.21	(A)	01/04/27	BRL	3,880	1	(49)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	—	(69)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	—	(113)
BRAZIBOR (A)	Paying	10.07	(A)	01/04/27	BRL	7,530	2	(101)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	11,500	3	(148)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	11,540	3	(150)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	—	(249)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	—	(283)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	19,260	4	(249)
BRAZIBOR (A)	Paying	10.33	(A)	01/04/27	BRL	20,480	5	(249)
BRAZIBOR (A)	Paying	14.01	(A)	01/04/27	BRL	20,500	5	(23)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	22,760	5	(302)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	23,090	5	(297)
BRAZIBOR (A)	Paying	10.26	(A)	01/04/27	BRL	26,920	6	(337)
BRAZIBOR (A)	Paying	10.20	(A)	01/04/27	BRL	26,950	6	(344)
BRAZIBOR (A)	Paying	13.93	(A)	01/04/27	BRL	28,900	7	(40)
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	—	(462)
BRAZIBOR (A)	Paying	13.29	(A)	01/02/29	BRL	19,000	21	(50)
BRAZIBOR (A)	Paying	13.35	(A)	01/02/29	BRL	37,800	42	(94)
BRAZIBOR (A)	Paying	13.44	(A)	01/02/31	BRL	800	1	(1)
BRAZIBOR (A)	Paying	13.44	(A)	01/02/31	BRL	800	1	(1)
BRAZIBOR (A)	Paying	13.67	(A)	01/02/31	BRL	1,000	1	—
BRAZIBOR (A)	Paying	13.25	(A)	01/02/31	BRL	1,100	1	(2)
BRAZIBOR (A)	Paying	13.56	(A)	01/02/31	BRL	2,000	3	(1)
BRAZIBOR (A)	Paying	13.56	(A)	01/02/31	BRL	2,300	3	(1)
BRAZIBOR (A)	Paying	13.35	(A)	01/02/31	BRL	2,400	3	(3)
BRAZIBOR (A)	Paying	13.73	(A)	01/02/31	BRL	3,900	6	2
BRAZIBOR (A)	Paying	13.52	(A)	01/02/31	BRL	7,800	10	(4)
BRAZIBOR (A)	Paying	13.26	(A)	01/02/31	BRL	10,400	14	(16)
BRAZIBOR (A)	Paying	12.84	(A)	01/02/31	BRL	16,600	22	(69)
BRAZIBOR (A)	Paying	12.80	(A)	01/02/31	BRL	45,400	60	(196)
BRAZIBOR (A)	Paying	13.68	(A)	01/02/31	BRL	76,600	102	51
Sterling Overnight Index Average Rate (A)	Receiving	3.70	(A)	03/28/34	GBP	1,000	(6)	54
Sterling Overnight Index Average Rate (A)	Receiving	4.50	(A)	03/18/56	GBP	1,530	(13)	91
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/18/28	GBP	45,200	117	143
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/18/31	GBP	55,800	251	(1,145)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(12)	(197)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(14)	(237)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(24)	(354)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(14)	(174)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(16)	(277)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(31)	(480)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(27)	(378)
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26		3,500	—	10
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26		35,800	(1)	(56)
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26		59,100	(11)	8,417
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26		4,040	—	(12)
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26		5,700	—	39
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26		1,200	—	49
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26		2,700	(1)	156
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27		11,500	(4)	239

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27	8,300	(4)	181
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27	6,200	(3)	140
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27	8,220	(2)	(17)
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27	2,100	(1)	(90)
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28	1,800	(1)	97
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28	2,000	(2)	226
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28	2,620	(1)	(19)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28	1,070	—	2
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28	1,500	(1)	3
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28	18,400	(8)	(304)
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29	1,980	(2)	123
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/29	4,340	(2)	40
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/29	3,680	(2)	50
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29	5,570	(3)	56
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29	53,380	(30)	143
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29	1,800	(3)	305
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	460	—	9
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29	3,600	(5)	514
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	95,990	(62)	889
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29	6,470	(4)	(184)
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30	5,900	(9)	932
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30	3,500	(6)	607
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30	1,700	(3)	297
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30	3,800	(5)	493
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30	69,000	(87)	9,599
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30	1,670	(1)	13
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30	65,870	(43)	851
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30	1,700	(2)	190
U.S. SOFR (A)	Receiving	3.41	(A)	08/31/30	540	—	4
U.S. SOFR (A)	Receiving	3.42	(A)	08/31/30	870	(1)	6
U.S. SOFR (A)	Receiving	3.34	(A)	08/31/30	1,750	(1)	17
U.S. SOFR (A)	Receiving	3.37	(A)	08/31/30	2,070	(1)	18
U.S. SOFR (A)	Receiving	3.33	(A)	08/31/30	2,867	(2)	44
U.S. SOFR (A)	Receiving	3.33	(A)	08/31/30	33,230	(22)	208
U.S. SOFR (A)	Receiving	3.68	(A)	10/31/30	200	—	(1)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	200	—	1
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	200	—	(1)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	—	(2)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	—	(1)
U.S. SOFR (A)	Receiving	3.66	(A)	10/31/30	300	—	(1)
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	300	—	(1)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	—	(1)
U.S. SOFR (A)	Receiving	3.75	(A)	10/31/30	300	—	(2)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	—	(2)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	400	—	(1)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	400	—	1
U.S. SOFR (A)	Receiving	3.61	(A)	10/31/30	400	—	—
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	400	—	—
U.S. SOFR (A)	Receiving	3.62	(A)	10/31/30	500	—	—
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	500	—	(2)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	500	—	—
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	500	—	1
U.S. SOFR (A)	Receiving	3.57	(A)	10/31/30	500	—	1
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	—	—
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	—	1
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	700	(1)	(2)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	(1)	—
U.S. SOFR (A)	Receiving	3.58	(A)	10/31/30	900	(1)	1
U.S. SOFR (A)	Receiving	3.75	(A)	12/17/30	3,260	(2)	35
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	1,630	(1)	(32)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	51,190	(36)	(675)
U.S. SOFR (A)	Receiving	3.50	(A)	03/18/31	20,620	(15)	181
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/31	6,120	(5)	110
U.S. SOFR (A)	Receiving	3.33	(A)	04/30/31	990	(1)	14
U.S. SOFR (A)	Receiving	3.43	(A)	04/30/31	1,750	(1)	16
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	(35)	3,068
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	8,380	(7)	43
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	16,930	(13)	37
U.S. SOFR (A)	Receiving	3.30	(A)	06/30/31	3,140	(3)	51
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	(54)	3,892

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32	33,644	(29)	(91)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/32	2,570	(2)	29
U.S. SOFR (A)	Receiving	3.59	(A)	11/15/32	5,850	(5)	39
U.S. SOFR (A)	Receiving	3.58	(A)	11/15/32	8,850	(7)	64
U.S. SOFR (A)	Receiving	3.57	(A)	11/15/32	11,710	(10)	93
U.S. SOFR (A)	Receiving	3.54	(A)	11/15/32	14,600	(12)	140
U.S. SOFR (A)	Receiving	3.59	(A)	11/15/32	17,670	(15)	117
U.S. SOFR (A)	Receiving	3.75	(A)	12/17/32	8,510	(7)	97
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	(5)	27
U.S. SOFR (A)	Receiving	3.56	(A)	01/31/33	660	(1)	6
U.S. SOFR (A)	Receiving	3.75	(A)	03/18/33	9,607	(10)	118
U.S. SOFR (A)	Receiving	3.75	(A)	03/18/33	49,060	(41)	414
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	(86)	546
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	(52)	663
U.S. SOFR (A)	Receiving	3.50	(A)	06/17/33	2,960	(2)	(10)
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	(2)	58
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	(10)	341
U.S. SOFR (A)	Receiving	4.25	(A)	11/22/33	2,400	(2)	(78)
U.S. SOFR (A)	Receiving	4.03	(A)	12/15/33	2,400	(2)	(43)
U.S. SOFR (A)	Receiving	3.84	(A)	12/26/33	1,300	(1)	(7)
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33	1,200	(1)	(7)
U.S. SOFR (A)	Receiving	3.81	(A)	01/02/34	1,200	(1)	(4)
U.S. SOFR (A)	Receiving	3.75	(A)	01/02/34	1,200	(1)	1
U.S. SOFR (A)	Receiving	3.68	(A)	01/03/34	1,200	(1)	7
U.S. SOFR (A)	Receiving	3.65	(A)	01/08/34	2,300	(2)	18
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34	2,400	(2)	28
U.S. SOFR (A)	Receiving	3.60	(A)	01/17/34	1,200	(1)	14
U.S. SOFR (A)	Receiving	3.99	(A)	07/02/34	3,300	(3)	(48)
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34	4,000	(3)	(16)
U.S. SOFR (A)	Receiving	3.80	(A)	08/06/34	3,800	(2)	—
U.S. SOFR (A)	Receiving	3.65	(A)	08/07/34	3,800	(3)	40
U.S. SOFR (A)	Receiving	3.68	(A)	08/13/34	3,800	(3)	31
U.S. SOFR (A)	Receiving	3.53	(A)	08/20/34	3,800	(3)	72
U.S. SOFR (A)	Receiving	3.56	(A)	08/21/34	4,300	(3)	73
U.S. SOFR (A)	Receiving	3.61	(A)	08/22/34	3,800	(3)	50
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34	2,200	(2)	45
U.S. SOFR (A)	Receiving	3.47	(A)	09/04/34	2,600	(2)	61
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34	2,700	(2)	53
U.S. SOFR (A)	Receiving	3.41	(A)	09/05/34	2,400	(2)	67
U.S. SOFR (A)	Receiving	3.24	(A)	09/16/34	1,200	(1)	49
U.S. SOFR (A)	Receiving	3.28	(A)	09/16/34	4,800	(3)	181
U.S. SOFR (A)	Receiving	3.25	(A)	09/18/34	3,700	(3)	148
U.S. SOFR (A)	Receiving	3.23	(A)	09/18/34	3,700	(3)	152
U.S. SOFR (A)	Receiving	3.91	(A)	03/04/35	2,200	(2)	(15)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/35	1,620	(1)	33
U.S. SOFR (A)	Receiving	3.71	(A)	11/15/35	790	—	9
U.S. SOFR (A)	Receiving	3.68	(A)	02/15/36	1,160	(1)	18
U.S. SOFR (A)	Receiving	3.75	(A)	02/15/36	2,410	(1)	22
U.S. SOFR (A)	Receiving	4.07	(A)	02/15/46	450	1	6
U.S. SOFR (A)	Receiving	4.08	(A)	02/15/46	1,000	1	12
U.S. SOFR (A)	Receiving	3.53	(A)	11/15/49	270	—	27
U.S. SOFR (A)	Receiving	3.37	(A)	11/15/49	410	1	51
U.S. SOFR (A)	Receiving	3.46	(A)	11/15/49	680	1	74
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	(1)	273
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	(1)	456
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	(3)	1,196
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	(12)	5,834
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	(7)	2,292
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	1	1,519
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	1	327
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	75	3,303
U.S. SOFR (A)	Receiving	4.08	(A)	11/15/53	300	1	4
U.S. SOFR (A)	Receiving	4.02	(A)	11/15/53	330	1	8
U.S. SOFR (A)	Receiving	4.00	(A)	11/15/53	330	1	9
U.S. SOFR (A)	Receiving	4.01	(A)	11/15/53	330	1	8
U.S. SOFR (A)	Receiving	4.08	(A)	11/15/53	430	1	5
U.S. SOFR (A)	Receiving	3.30	(A)	11/15/53	1,010	3	151
U.S. SOFR (A)	Receiving	4.14	(A)	11/15/53	2,080	7	4
U.S. SOFR (A)	Receiving	3.98	(A)	11/15/53	2,700	8	27
U.S. SOFR (A)	Receiving	4.20	(A)	11/15/53	3,150	11	(23)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	4.19	(A)	11/15/53	4,130	14	(24)
U.S. SOFR (A)	Receiving	4.20	(A)	11/15/53	4,240	14	(33)
U.S. SOFR (A)	Receiving	4.21	(A)	11/15/53	4,240	14	(40)
U.S. SOFR (A)	Receiving	4.16	(A)	11/15/53	5,250	18	(7)
U.S. SOFR (A)	Receiving	4.14	(A)	11/15/53	5,260	17	10
U.S. SOFR (A)	Receiving	4.09	(A)	11/15/53	7,713	23	84
U.S. SOFR (A)	Receiving	3.50	(A)	09/17/55	6,600	24	64
U.S. SOFR (A)	Receiving	4.05	(A)	02/15/56	530	2	8
U.S. SOFR (A)	Receiving	4.06	(A)	02/15/56	540	2	7
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	11	(661)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	1	(68)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	1	(72)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	20	(800)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	2	(72)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	16	(527)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	10	(348)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	—	(42)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	1	(55)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	1	(38)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	—	(14)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	1	(26)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	9	(310)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	3	75
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	11	(869)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	8	(380)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	1	(62)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	2	(101)
U.S. SOFR (A)	Paying	3.94	(A)	02/22/29	6,800	3	65
U.S. SOFR (A)	Paying	3.97	(A)	02/27/29	2,300	1	24
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	61	(4,696)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	1	66
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	1	(28)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	1	(25)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	3	(20)
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	2	(35)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	1	(4)
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	8	(50)
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	18	(2,117)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	66	(3,791)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	4	(252)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	4	(238)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	2	(167)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	3	(148)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	3	(202)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	7	(315)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	2	(93)
U.S. SOFR (A)	Paying	3.75	(A)	09/17/32	60	—	(1)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	2	(55)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	4	(75)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	7	(127)
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	3	2
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	1	(1)
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	3	3
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	2	8
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	2	21
U.S. SOFR (A)	Paying	4.03	(A)	10/04/33	4,700	4	85
U.S. SOFR (A)	Paying	4.18	(A)	10/10/33	2,300	2	63
U.S. SOFR (A)	Paying	4.15	(A)	10/12/33	2,300	2	60
U.S. SOFR (A)	Paying	4.22	(A)	10/20/33	2,300	2	70
U.S. SOFR (A)	Paying	4.45	(A)	10/31/33	1,400	1	64
U.S. SOFR (A)	Paying	4.45	(A)	11/01/33	3,500	3	160
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	900	1	9
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	8,320	6	173
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	1,200	1	(3)
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	700	1	(1)
U.S. SOFR (A)	Paying	3.67	(A)	01/24/34	2,300	2	(16)
U.S. SOFR (A)	Paying	3.69	(A)	01/24/34	2,300	2	(13)
U.S. SOFR (A)	Paying	3.62	(A)	01/31/34	1,200	1	(12)
U.S. SOFR (A)	Paying	3.73	(A)	02/07/34	1,100	1	(3)
U.S. SOFR (A)	Paying	3.86	(A)	02/21/34	4,600	4	28

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.70	(A)	03/05/34	1,200	1	(6)
U.S. SOFR (A)	Paying	3.90	(A)	04/10/34	2,300	2	20
U.S. SOFR (A)	Paying	3.95	(A)	04/16/34	2,500	2	30
U.S. SOFR (A)	Paying	4.08	(A)	04/17/34	2,300	2	48
U.S. SOFR (A)	Paying	4.09	(A)	04/22/34	2,300	2	49
U.S. SOFR (A)	Paying	4.13	(A)	05/03/34	2,200	2	54
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	5,530	6	144
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	11,230	8	262
U.S. SOFR (A)	Paying	3.45	(A)	10/11/34	3,800	3	(97)
U.S. SOFR (A)	Paying	3.38	(A)	10/15/34	3,800	3	(119)
U.S. SOFR (A)	Paying	3.39	(A)	10/17/34	2,500	2	(76)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	5,200	4	(155)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	2,100	1	(62)
U.S. SOFR (A)	Paying	3.52	(A)	11/06/34	7,600	6	(162)
U.S. SOFR (A)	Paying	3.75	(A)	12/18/34	460	—	(9)
U.S. SOFR (A)	Paying	3.85	(A)	01/08/35	1,100	1	3
U.S. SOFR (A)	Paying	3.90	(A)	01/08/35	2,200	2	14
U.S. SOFR (A)	Paying	3.97	(A)	01/15/35	2,100	2	25
U.S. SOFR (A)	Paying	4.07	(A)	01/15/35	3,500	3	67
U.S. SOFR (A)	Paying	4.10	(A)	01/21/35	1,800	1	39
U.S. SOFR (A)	Paying	4.09	(A)	01/22/35	4,900	4	101
U.S. SOFR (A)	Paying	3.75	(A)	05/07/35	4,500	3	(27)
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	10	(5,663)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	—	(124)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	—	(122)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	(4)	(211)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	(9)	(374)
U.S. SOFR (A)	Paying	3.83	(A)	10/12/53	700	(2)	(38)
U.S. SOFR (A)	Paying	3.88	(A)	10/16/53	700	(2)	(32)
U.S. SOFR (A)	Paying	3.87	(A)	10/17/53	800	(3)	(38)
						1,193	22,661

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.37	1.00	12/20/27	(1,700)	18	—	(1)
AT&T Inc. (Q)	0.39	1.00	06/20/28	(3,700)	48	1	87
Bank of America Corporation (Q)	0.32	1.00	12/20/26	(3,500)	17	—	(27)
Boeing Company, The (Q)	0.71	1.00	12/20/30	(3,700)	46	1	(16)
CDX.EM.36.V3 (Q)	0.68	1.00	12/20/26	(12,236)	28	4	574
CDX.EM.38 (Q)	0.65	1.00	12/20/27	(1,600)	9	9	145
CDX.EM.39 (Q)	1.30	1.00	06/20/28	(300)	(2)	(1)	19
CDX.EM.40 (Q)	1.01	1.00	12/20/28	(3,800)	(1)	16	178
CDX.EM.41 (Q)	1.11	1.00	06/20/29	(1,200)	(4)	5	42
CDX.EM.42 (Q)	1.20	1.00	12/20/29	(1,700)	(12)	8	38
CDX.EM.43 (Q)	1.35	1.00	06/20/30	(100)	(1)	—	2
CDX.EM.44 (Q)	1.47	1.00	12/20/30	(500)	(10)	2	1
CDX.EM.45 (Q)	1.94	1.00	06/20/31	(600)	(25)	3	1
CDX.NA.HY.36.V5 (Q)	4.37	5.00	06/20/26	(9,024)	13	2	(831)
CDX.NA.HY.37.V5 (Q)	1.89	5.00	12/20/26	(2,688)	60	13	(88)
CDX.NA.HY.39.V4 (Q)	2.47	5.00	12/20/27	(485)	20	3	26
CDX.NA.HY.43.V3 (Q)	3.21	5.00	12/20/29	(3,267)	189	26	(49)
CDX.NA.HY.44.V2 (Q)	3.37	5.00	06/20/30	(396)	23	3	(7)
CDX.NA.HY.45.V2 (Q)	3.65	5.00	12/20/30	(40,709)	2,144	360	(1,135)
CDX.NA.HY.46 (Q)	3.86	5.00	06/20/31	(10,700)	513	96	93
CDX.NA.IG.45 (Q)	0.59	1.00	12/20/30	(15,460)	274	30	(71)
CDX.NA.IG.46 (Q)	0.63	1.00	06/20/31	(10,100)	174	22	3
Credit Agricole SA (Q)	0.70	1.00	12/20/30	(3,900)	61	—	(8)
EADS Finance (Q)	0.11	1.00	06/20/26	(6,500)	15	(1)	(154)
General Electric Company (Q)	0.05	1.00	06/20/26	(4,500)	10	—	(43)
ITRAXX.EUR.44 (Q)	0.67	1.00	12/20/30	(9,770)	165	11	(84)
Morgan Stanley (Q)	0.30	1.00	06/20/26	(7,800)	12	—	(34)
Oracle Corporation (Q)	1.62	1.00	06/20/30	(1,100)	(26)	2	(50)
Rolls-Royce Group Limited (Q)	0.11	1.00	12/20/26	(1,300)	10	—	65

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Rolls-Royce Group Limited (Q)	0.15	1.00	06/20/27	(1,500)	18	—	164
Verizon Communications Inc. (Q)	0.37	1.00	06/20/28	(3,900)	53	1	59
Verizon Communications Inc. (Q)	0.42	1.00	12/20/28	(900)	13	—	16
Warnermedia Holdings, Inc. (Q)	0.97	1.00	12/20/26	(600)	—	—	2
					3,852	616	(1,083)

JNL/PIMCO Income Fund — Exchange Traded Futures Options
Reference Entity	Notional[1]		Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, May 2026	EUR	(2,259)	(18)	EUR	125.50	04/24/26	17	(12)
Euro Bund Future, May 2026	EUR	(2,304)	(18)	EUR	128.00	04/24/26	—	4
							17	(8)

JNL/PIMCO Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Jun. 2026	Call	113.00	04/24/26	45	5,085	(7)
United States 10 Year Note Future, Jun. 2026	Put	110.00	04/24/26	45	4,950	(16)
						(23)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	DUB	04/02/26	AUD	3,432	2,368	14
AUD/USD	HSB	04/02/26	AUD	1,825	1,259	(6)
BRL/USD	BOA	04/02/26	BRL	3,500	676	8
BRL/USD	GSC	04/02/26	BRL	172,671	33,335	368
BRL/USD	JPM	04/02/26	BRL	48,400	9,343	183
BRL/USD	BOA	06/02/26	BRL	904	172	2
BRL/USD	GSC	06/02/26	BRL	28,308	5,392	67
BRL/USD	GSC	07/02/26	BRL	56,486	10,683	170
CNY/USD	DUB	04/02/26	CNY	194	28	—
CNY/USD	JPM	04/02/26	CNY	204	30	—
COP/USD	HSB	04/08/26	COP	12,121,404	3,294	20
COP/USD	CIT	04/20/26	COP	16,742,166	4,534	46
EUR/USD	BOA	04/02/26	EUR	48,924	56,549	320
EUR/USD	JPM	04/02/26	EUR	3,961	4,578	(71)
GBP/USD	BCL	04/02/26	GBP	876	1,159	(8)
GBP/USD	BOA	04/02/26	GBP	985	1,304	(17)
GBP/USD	CIT	04/02/26	GBP	3,253	4,306	(47)
GBP/USD	HSB	04/02/26	GBP	4,168	5,517	(67)
IDR/USD	BCL	06/10/26	IDR	780,237	46	(1)
JPY/USD	BOA	04/02/26	JPY	1,041,215	6,561	(135)
JPY/USD	HSB	04/02/26	JPY	6,268,461	39,497	(792)
JPY/USD	BOA	05/07/26	JPY	4,232,973	26,761	150
JPY/USD	CIT	05/07/26	JPY	6	—	—
JPY/USD	HSB	05/07/26	JPY	3,051,476	19,292	151
JPY/USD	JPM	05/07/26	JPY	3,170	20	—
MXN/USD	JPM	04/20/26	MXN	31,597	1,760	(4)
MXN/USD	GSC	06/17/26	MXN	8,822	489	(6)
NGN/USD	DUB	05/20/26	NGN	6,462,500	4,566	(134)
NZD/USD	GSC	04/02/26	NZD	6,246	3,589	(164)
PEN/USD	GSC	06/17/26	PEN	3,922	1,123	4
PEN/USD	CIT	09/16/26	PEN	3,500	997	(15)
TRY/USD	BCL	04/01/26	TRY	19,376	436	10
TRY/USD	BCL	04/02/26	TRY	18,743	421	5
TRY/USD	BCL	04/03/26	TRY	17,533	394	12
TRY/USD	BCL	04/06/26	TRY	60,993	1,365	30
TRY/USD	BCL	04/07/26	TRY	86,958	1,944	51
TRY/USD	BCL	04/08/26	TRY	41,753	932	23
TRY/USD	BCL	04/09/26	TRY	22,263	496	7
TRY/USD	BCL	04/13/26	TRY	16,942	376	3
TRY/USD	BCL	04/14/26	TRY	18,880	418	2
TRY/USD	BCL	04/17/26	TRY	12,741	281	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	BCL	04/20/26	TRY	64,109	1,408	9
TRY/USD	BCL	04/21/26	TRY	29,168	640	3
TRY/USD	HSB	04/21/26	TRY	21,884	480	1
TRY/USD	BCL	04/22/26	TRY	12,819	281	1
TRY/USD	BCL	04/24/26	TRY	26,150	571	3
TRY/USD	BCL	04/28/26	TRY	11,914	259	—
TRY/USD	BCL	05/04/26	TRY	21,787	470	—
TRY/USD	BCL	05/05/26	TRY	37,122	800	(3)
TRY/USD	BCL	05/06/26	TRY	19,188	413	(1)
USD/AUD	BCL	04/02/26	AUD	(1,390)	(959)	30
USD/AUD	CIT	04/02/26	AUD	(1,004)	(693)	11
USD/AUD	HSB	04/02/26	AUD	(925)	(638)	19
USD/AUD	JPM	04/02/26	AUD	(1,938)	(1,337)	14
USD/AUD	DUB	05/04/26	AUD	(3,432)	(2,367)	(14)
USD/AUD	JPM	05/04/26	AUD	(1,596)	(1,101)	(7)
USD/BRL	BOA	04/02/26	BRL	(892)	(172)	(2)
USD/BRL	GSC	04/02/26	BRL	(207,585)	(40,075)	(2,287)
USD/BRL	JPM	04/02/26	BRL	(16,100)	(3,108)	(392)
USD/BRL	BOA	07/02/26	BRL	(7,100)	(1,343)	(116)
USD/BRL	GSC	07/02/26	BRL	(204,500)	(38,673)	(2,045)
USD/BRL	JPM	07/02/26	BRL	(122,300)	(23,127)	(1,401)
USD/BRL	BOA	10/02/26	BRL	(3,700)	(684)	(7)
USD/BRL	GSC	10/02/26	BRL	(26,000)	(4,809)	(253)
USD/BRL	JPM	10/02/26	BRL	(19,300)	(3,570)	(56)
USD/CHF	BCL	04/02/26	CHF	(568)	(711)	28
USD/CHF	BCL	05/04/26	CHF	(566)	(711)	—
USD/CLP	CIT	09/16/26	CLP	(987,996)	(1,067)	37
USD/CNY	CIT	04/02/26	CNY	(1)	—	—
USD/CNY	DUB	04/02/26	CNY	(397)	(58)	—
USD/CNY	DUB	05/07/26	CNY	(194)	(28)	—
USD/CNY	JPM	05/07/26	CNY	(204)	(30)	—
USD/COP	CIT	04/06/26	COP	(2,515,662)	(684)	(28)
USD/COP	CIT	04/06/26	COP	(8)	—	—
USD/COP	CIT	04/08/26	COP	(12,108,244)	(3,290)	(107)
USD/COP	GSC	04/20/26	COP	(16,573,040)	(4,488)	(88)
USD/COP	BOA	06/17/26	COP	(4,750,401)	(1,270)	(12)
USD/COP	CIT	06/17/26	COP	(15,384,626)	(4,114)	(52)
USD/COP	CIT	07/13/26	COP	(3,425,714)	(910)	(14)
USD/COP	GSC	07/13/26	COP	(101,242)	(27)	—
USD/COP	CIT	07/21/26	COP	(17,097,113)	(4,537)	(50)
USD/COP	HSB	07/21/26	COP	(12,401,922)	(3,291)	(17)
USD/COP	CIT	08/18/26	COP	(7,260,779)	(1,914)	(4)
USD/EUR	BOA	04/02/26	EUR	(14,566)	(16,836)	130
USD/EUR	CIT	04/02/26	EUR	(37,111)	(42,895)	893
USD/EUR	JPM	04/02/26	EUR	(1,208)	(1,396)	2
USD/EUR	BOA	05/04/26	EUR	(48,924)	(56,640)	(325)
USD/GBP	BCL	04/02/26	GBP	(24,336)	(32,211)	703
USD/GBP	CIT	04/02/26	GBP	(2,594)	(3,433)	7
USD/GBP	HSB	04/02/26	GBP	(3,140)	(4,156)	13
USD/GBP	JPM	04/02/26	GBP	(3,511)	(4,647)	46
USD/GBP	JPM	05/05/26	GBP	(24,299)	(32,161)	18
USD/JPY	BOA	04/02/26	JPY	(4,245,760)	(26,753)	(142)
USD/JPY	HSB	04/02/26	JPY	(3,060,724)	(19,286)	(145)
USD/MXN	JPM	06/17/26	MXN	(1,012)	(56)	—
USD/NZD	BOA	04/02/26	NZD	(6,316)	(3,629)	133
USD/NZD	HSB	05/04/26	NZD	(70)	(40)	—
USD/PEN	GSC	06/17/26	PEN	(52,697)	(15,081)	572
USD/PEN	DUB	07/08/26	PEN	(3,991)	(1,141)	39
USD/PEN	CIT	07/24/26	PEN	(10,748)	(3,070)	116
USD/PEN	CIT	08/19/26	PEN	(3,253)	(928)	(26)
USD/PEN	CIT	11/30/26	PEN	(12,561)	(3,564)	108
USD/TRY	BCL	04/01/26	TRY	(18,619)	(419)	(5)
USD/TRY	BCL	04/02/26	TRY	(18,792)	(423)	(6)
USD/TRY	BCL	04/03/26	TRY	(17,333)	(390)	(7)
USD/TRY	BCL	04/09/26	TRY	(17,035)	(380)	(7)
USD/TRY	BCL	04/13/26	TRY	(17,127)	(380)	(7)
USD/TRY	BCL	04/14/26	TRY	(19,006)	(421)	(4)
USD/TRY	BCL	04/16/26	TRY	(19,048)	(421)	(4)
USD/TRY	BCL	04/17/26	TRY	(12,902)	(285)	(5)
USD/TRY	BCL	04/20/26	TRY	(60,104)	(1,321)	(15)
USD/TRY	BCL	04/21/26	TRY	(15,381)	(337)	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/TRY	BCL	04/22/26	TRY	(13,009)	(285)	(5)
USD/TRY	BCL	04/24/26	TRY	(8,678)	(190)	(4)
USD/TRY	BCL	04/28/26	TRY	(19,373)	(421)	(4)
USD/TRY	BCL	04/29/26	TRY	(8,743)	(190)	(3)
USD/TRY	BCL	04/30/26	TRY	(33,945)	(735)	(9)
USD/TRY	BCL	05/04/26	TRY	(23,362)	(504)	(4)
USD/TRY	BCL	05/05/26	TRY	(15,541)	(335)	(2)
USD/TRY	BCL	05/05/26	TRY	(21,807)	(470)	—
USD/TRY	BCL	05/06/26	TRY	(19,368)	(417)	—
USD/TWD	DUB	04/13/26	TWD	(464)	(15)	—
USD/TWD	DUB	06/17/26	TWD	(201,447)	(6,334)	(5)
USD/ZAR	BOA	04/20/26	ZAR	(17,917)	(1,057)	(5)
USD/ZAR	CIT	04/20/26	ZAR	(22,220)	(1,311)	4
ZAR/USD	BCL	04/20/26	ZAR	50,638	2,988	(106)
ZAR/USD	JPM	04/20/26	ZAR	131,444	7,757	(115)
					(162,392)	(4,799)

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia da Republica (Q)	CIT	0.49	1.00	06/20/26	(7,200)	10	(245)	255
Presidencia da Republica (Q)	GSC	0.49	1.00	06/20/26	(10,600)	15	(360)	375
ITRAXX.EUR.XO.44 (Q)	BOA	0.92	5.00	12/20/30	(3,793)	659	753	(94)
ITRAXX.EUR.XO.44 (Q)	CIT	0.92	5.00	12/20/30	(575)	100	113	(13)
ITRAXX.EUR.XO.44 (Q)	JPM	0.92	5.00	12/20/30	(2,759)	480	557	(77)
CMBX.NA.AAA.10 (M)	GSC	0.20	0.50	11/17/59	(35,545)	49	(316)	365
CMBX.NA.AAA.11 (M)	GSC	0.32	0.50	11/18/54	(7,797)	20	60	(40)
CMBX.NA.AAA.11 (M)	GSC	0.32	0.50	11/18/54	(7,497)	19	(41)	60
CMBX.NA.AAA.13 (M)	GSC	0.39	0.50	12/16/72	(79,500)	275	(1,365)	1,640
CMBX.NA.AAA.6 (M)	GSC	0.50	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.50	0.50	09/17/58	(622)	—	1	(1)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	0.87	1.00	12/20/26	(1,000)	2	(46)	48
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	1.04	1.00	06/20/27	(200)	—	(7)	7
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.04	1.00	06/20/27	(300)	—	(11)	11
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.21	1.00	12/20/27	(100)	—	(9)	9
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	1.04	1.00	06/20/27	(300)	(1)	(12)	11
Ministry of Finance (Q)	GSC	0.66	1.00	12/20/29	(800)	9	(22)	31
Ministry of Finance (Q)	GSC	0.33	1.00	12/20/26	(6,400)	33	28	5
Ministry of Finance (Q)	JPM	0.66	1.00	12/20/29	(200)	2	(6)	8
Pemex Project Funding Master Trust (M)‡	DUB	3.98	4.75	07/06/26	(1,035)	1	—	1
Pemex Project Funding Master Trust (M)‡	DUB	3.98	4.85	07/06/26	(494)	1	—	1
SoftBank Group Corp. (Q)	GSC	1.66	1.00	06/20/26	(1,200)	(1)	(10)	9
South Africa, Parliament of (Q)	DUB	0.73	1.00	12/20/26	(1,200)	3	(53)	56
Turkiye Cumhuriyeti Basbakanlik (Q)	JPM	2.89	1.00	12/20/30	(600)	(46)	(38)	(8)
					(169,733)	1,630	(1,029)	2,659

‡Credit Default Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,598,626	—	1,598,626
Non-U.S. Government Agency Asset-Backed Securities	—	601,531	—	601,531
Corporate Bonds And Notes	—	236,111	—	236,111
Senior Floating Rate Instruments	—	22,298	28,367	50,665
Common Stocks	3,037	172	4,710	7,919
Rights	1,802	—	—	1,802
Preferred Stocks	—	—	886	886
Warrants	—	—	238	238
Short Term Investments	2,046	287,051	—	289,097
	6,885	2,745,789	34,201	2,786,875
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,832	—	—	3,832
Centrally Cleared Interest Rate Swap Agreements	—	63,062	—	63,062
Centrally Cleared Credit Default Swap Agreements	—	1,515	—	1,515
Exchange Traded Futures Options	4	—	—	4
Open Forward Foreign Currency Contracts	—	4,588	—	4,588
OTC Credit Default Swap Agreements	—	2,890	2	2,892
	3,836	72,055	2	75,893
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(17,185)	—	—	(17,185)
Centrally Cleared Interest Rate Swap Agreements	—	(40,401)	—	(40,401)
Centrally Cleared Credit Default Swap Agreements	—	(2,598)	—	(2,598)
Exchange Traded Futures Options	(12)	—	—	(12)
Exchange Traded Written Options	(23)	—	—	(23)
Open Forward Foreign Currency Contracts	—	(9,387)	—	(9,387)
OTC Credit Default Swap Agreements	—	(233)	—	(233)
	(17,220)	(52,619)	—	(69,839)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 80.3%
Financials 32.2%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (a) (b)	600	713
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	3,700	3,366
Ally Financial Inc.
6.99%, 06/13/29	500	521
American Express Company
4.01%, 02/09/29	1,600	1,590
5.44%, 01/30/36	1,300	1,325
Antares Holdings LP
3.95%, 07/15/26 (c)	300	299
3.75%, 07/15/27 (c)	630	612
7.95%, 08/11/28 (c)	600	623
6.50%, 02/08/29 (c)	500	501
Apollo Debt Solutions BDC
6.70%, 07/29/31	1,200	1,218
Arch Capital Group Ltd.
3.64%, 06/30/50	615	440
Ares Capital Corporation
5.95%, 07/15/29	600	603
Ares Finance Co. II LLC
3.25%, 06/15/30 (c)	1,200	1,128
Ares Finance Co. III LLC
4.13%, 06/30/51 (c)	500	490
Ares Strategic Income Fund
5.60%, 02/15/30	200	195
5.15%, 01/15/31 (c)	600	567
6.20%, 03/21/32	200	196
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	400	413
3.60%, 09/15/51	1,700	1,146
Aviation Capital Group LLC
3.50%, 11/01/27 (c)	1,400	1,375
6.25%, 04/15/28 (c)	600	617
5.38%, 07/15/29 (c)	400	406
Aviva PLC
7.75%, (100, 09/30/32), GBP (a) (b) (d)	300	403
Avolon Holdings Funding Limited
2.53%, 11/18/27 (c)	922	891
4.95%, 10/15/32 (c)	100	98
Banco Bilbao Vizcaya Argentaria Sociedad Anonima
4.15%, 03/03/29	1,600	1,582
Banco Santander, S.A.
4.88%, 10/18/31, EUR (b) (d)	2,700	3,273
Bank of America Corporation
3.82%, 01/20/28	2,750	2,736
3.97%, 02/07/30	6,550	6,462
1.90%, 07/23/31	3,900	3,480
2.69%, 04/22/32	2,300	2,089
4.57%, 04/27/33	800	787
5.29%, 04/25/34	3,200	3,239
Barclays PLC
8.38%, (100, 09/15/31), GBP (a) (b)	600	820
5.69%, 03/12/30	2,000	2,054
4.22%, 05/24/30	1,600	1,576
6.22%, 05/09/34	2,900	3,043
BGC Group, Inc.
8.00%, 05/25/28 (e)	600	633
6.15%, 04/02/30	300	305
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (c)	800	865
Blackstone Inc.
2.50%, 01/10/30 (c)	5,700	5,281
5.00%, 06/15/44 (c)	300	269
Blackstone Secured Lending Fund
5.88%, 11/15/27	1,000	1,004
Block, Inc.
5.63%, 08/15/30 (c)	300	298
Blue Owl Finance LLC
4.13%, 10/07/51	3,400	2,249
BNP Paribas
7.00%, (100, 08/16/28) (a) (c) (d)	200	201
8.50%, (100, 08/14/28) (a) (c) (d)	1,200	1,249
Boral Finance Pty Limited
3.75%, 05/01/28 (c)	338	330
BPCE
6.61%, 10/19/27 (c)	900	910
4.76%, 01/13/32 (c)	600	592
7.00%, 10/19/34 (c)	400	438
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	313
Brookfield Financial, Inc.
5.68%, 01/15/35	1,400	1,412
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (a) (b) (d)	1,200	1,405
Cantor Fitzgerald, L.P.
7.20%, 12/12/28 (c)	1,000	1,043
Capital Farm Credit ACA
8.40%, (5 Year Treasury + 4.52%), (100, 06/15/26) (a) (f)	3,200	3,185
Capital One Financial Corporation
3.95%, (100, 09/01/26) (a)	1,100	1,082
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (a)	2,300	2,129
5.00%, (100, 12/01/27) (a)	900	882
1.65%, 03/11/31	3,700	3,229
CI Financial Corp.
7.50%, 05/30/29 (c)	500	525
Citadel Finance LLC
4.75%, 02/14/29 (c)	1,600	1,569
5.90%, 02/10/30 (c)	1,000	1,004
Citadel Limited Partnership
6.38%, 01/23/32 (c) (e)	900	936
Citigroup Inc.
6.88%, (100, 08/15/30) (a)	700	698
6.95%, (100, 02/15/30) (a)	875	881
5.57%, 04/30/34	700	725
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (a)	800	787
CNA Financial Corporation
2.05%, 08/15/30	300	268
CoBank, ACB
4.25%, (100, 01/01/27) (a) (c)	2,200	2,164
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (a) (b)	1,400	1,754
Cooperatieve Rabobank U.A.
4.38%, (100, 06/29/27), EUR (a) (b)	800	926
Corebridge Financial, Inc.
3.85%, 04/05/29	1,900	1,855
Credit Agricole S.A.
7.25%, (100, 09/23/28), EUR (a) (d)	600	726
Danske Bank A/S
5.00%, 03/27/32 (c)	800	803
Deutsche Bank Aktiengesellschaft
3.55%, 09/18/31	1,600	1,504
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (b)	13	13
7.50%, 06/15/30 (c)	51	50
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (c)	1,800	1,807
Encore Capital Group, Inc.
8.50%, 05/15/30 (c)	300	317
Equitable Holdings, Inc.
6.70%, 03/28/55	1,000	1,006
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (a) (b)	2,000	2,271
Essent Group Ltd.
6.25%, 07/01/29	500	517
Export-Import Bank of India
3.25%, 01/15/30 (c)	600	571
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (c)	600	679
4.63%, 04/29/30	1,900	1,893

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	244
Fidelity National Information Services, Inc.
4.45%, 03/10/28	600	598
4.55%, 03/10/29	800	795
First American Financial Corporation
5.45%, 09/30/34	400	391
Ford Motor Credit Company LLC
5.85%, 05/17/27	500	504
4.13%, 08/17/27	300	296
3.82%, 11/02/27	1,653	1,621
5.92%, 03/20/28	1,300	1,316
5.80%, 03/08/29	900	910
4.97%, 04/06/29	600	593
5.11%, 05/03/29	256	254
5.30%, 09/06/29	544	541
Fortitude Group Holdings, LLC
6.25%, 04/01/30 (c)	300	305
Franklin Resources, Inc.
2.95%, 08/12/51	1,480	917
FS KKR Capital Corp.
7.88%, 01/15/29	1,400	1,412
GE Capital Funding LLC
4.55%, 05/15/32	537	536
Global Atlantic Financial Company
6.75%, 03/15/54 (c)	200	187
Global Payments Inc.
2.90%, 05/15/30	400	366
4.88%, 11/15/30	1,400	1,377
4.15%, 08/15/49	500	357
Goldman Sachs Group, Inc., The
4.22%, 05/01/29	1,100	1,093
1.99%, 01/27/32	3,900	3,425
2.38%, 07/21/32	2,000	1,768
5.02%, 10/23/35	2,800	2,748
5.54%, 01/28/36	1,700	1,731
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28 (c)	700	689
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (g)	1,300	1,325
6.38%, 07/01/34	1,000	1,008
Hanover Insurance Group Inc, The
2.50%, 09/01/30	500	454
HPS Corporate Lending Fund
5.95%, 04/14/32	600	580
HSBC Holdings PLC
7.39%, 11/03/28	800	834
4.40%, 03/10/30	1,200	1,191
ING Groep N.V.
4.80%, 03/23/32	900	896
Intesa Sanpaolo SPA
6.63%, 06/20/33 (c)	300	325
7.80%, 11/28/53 (c)	600	706
Itau Unibanco Holding S.A.
6.00%, 02/27/30 (c)	1,300	1,334
JAB Holdings B.V.
2.20%, 11/23/30 (c)	686	613
JPMorgan Chase & Co.
6.41%, (3 Month Term SOFR + 2.75%), (100, 04/01/26) (a) (f)	4,700	4,705
6.50%, (100, 04/01/30) (a)	1,400	1,432
6.88%, (100, 06/01/29) (a)	170	178
3.78%, 02/01/28	2,350	2,338
5.58%, 04/22/30	2,600	2,680
2.74%, 10/15/30	2,900	2,730
4.60%, 10/22/30	1,000	1,003
5.14%, 01/24/31	100	102
1.95%, 02/04/32	1,800	1,587
5.35%, 06/01/34	1,500	1,530
6.25%, 10/23/34	3,000	3,223
5.29%, 07/22/35	100	101
KBC Groep
6.25%, (100, 09/17/31), EUR (a) (b) (d)	400	469
Lazard Group LLC
4.50%, 09/19/28	1,200	1,192
4.38%, 03/11/29	278	275
Lloyds Banking Group PLC
4.98%, 08/11/33 (g)	2,300	2,297
5.68%, 01/05/35	1,500	1,541
LSEG US Fin Corp.
4.25%, 03/23/29 (c)	400	397
Marex Group PLC
5.83%, 05/08/28 (g)	200	202
Marsh & Mclennan Companies, Inc.
5.00%, 03/15/35	900	897
Meiji Yasuda Life Insurance Company
6.10%, 06/11/55 (c)	600	601
Mitsubishi UFJ Financial Group, Inc.
4.51%, 01/14/32	200	197
5.19%, 09/12/36 (g)	3,600	3,580
Mizuho Financial Group, Inc.
1.98%, 09/08/31	1,900	1,687
5.59%, 07/10/35	900	926
Morgan Stanley
5.88%, (100, 09/15/26) (a)	700	694
5.12%, 02/01/29	4,550	4,601
6.41%, 11/01/29	2,400	2,504
5.17%, 01/16/30	1,600	1,623
4.65%, 10/18/30	600	600
5.23%, 01/15/31	200	203
3.62%, 04/01/31	3,500	3,357
1.79%, 02/13/32	900	781
2.24%, 07/21/32	1,600	1,403
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	500	499
MSCI Inc.
3.63%, 11/01/31 (c)	800	739
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,500	1,393
Nationwide Building Society
6.56%, 10/18/27 (c)	1,450	1,466
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (c) (g)	500	371
NatWest Group PLC
4.60%, (100, 06/28/31) (a) (d)	800	711
5.58%, 03/01/28	1,500	1,515
5.08%, 01/27/30	2,800	2,831
Nomura Holdings, Inc.
7.00%, (100, 07/15/30) (a)	600	604
5.84%, 01/18/28	1,800	1,839
2.17%, 07/14/28	1,900	1,800
5.78%, 07/03/34	200	206
Norinchukin Bank, The
4.68%, 03/10/31 (c)	900	890
North American Company for Life and Health Insurance
6.88%, 04/15/34 (c)	1,500	1,588
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (b)	86	10
1.50%, 10/01/53, DKK (b)	4,337	523
OneMain Finance Corporation
7.88%, 03/15/30	900	929
Protective Life Corporation
4.30%, 09/30/28 (c)	500	498
Rexford Industrial Realty, L.P.
2.13%, 12/01/30 (g)	800	709
Rio Oil Finance Trust
9.75%, 01/06/27 (c) (h)	31	32
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,100	2,088
Santander UK Group Holdings PLC
5.69%, 04/15/31	600	616
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (b) (i) (j) (k)	5,700	—
SBL Holdings, Inc.
5.90%, 09/26/28 (c)	200	189
Sixth Street Lending Partners
6.50%, 03/11/29	600	609
5.75%, 01/15/30	100	99

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
State Street Corporation
6.70%, (100, 03/15/29) (a)	600	612
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (b) (f) (h)	630	804
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	2,700	2,430
5.42%, 07/09/31	2,700	2,769
5.56%, 07/09/34	800	821
Takeoff Merger Sub Inc.
4.40%, 03/24/28 (c)	900	895
UBS Group AG
6.60%, (100, 08/05/30) (a) (c) (d)	400	388
6.85%, (100, 09/10/29) (a) (c) (d)	600	594
7.00%, (100, 02/10/30) (a) (c) (d)	800	792
9.25%, (100, 11/13/28) (a) (b) (d)	400	424
4.15%, 12/23/29 (c)	900	889
4.21%, 04/10/30 (c)	1,600	1,580
5.96%, 01/12/34 (c)	1,900	1,983
Unicredit, Societa' Per Azioni
7.30%, 04/02/34 (c)	1,000	1,053
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (c) (i) (j) (l)	394	4
Wells Fargo & Company
6.85%, (100, 09/15/29) (a)	1,000	1,036
7.63%, (100, 09/15/28) (a)	400	421
3.58%, 05/22/28	2,600	2,575
2.39%, 06/02/28	2,400	2,343
5.57%, 07/25/29	500	511
5.20%, 01/23/30	1,700	1,730
2.57%, 02/11/31	3,700	3,426
5.56%, 07/25/34	300	307
Willis North America Inc.
2.95%, 09/15/29	1,500	1,420
		244,867
Utilities 9.5%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (c)	524	480
AES Corporation, The
5.45%, 06/01/28 (g)	2,900	2,927
6.95%, 07/15/55	700	653
Anglian Water Services Financing PLC
6.00%, 06/20/39, GBP (b)	100	123
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,480
Black Hills Corporation
2.50%, 06/15/30	1,400	1,280
6.00%, 01/15/35	325	337
Cameron LNG, LLC
3.40%, 01/15/38 (c)	1,300	1,129
Capital Power (US Holdings) Inc.
6.19%, 06/01/35 (c)	400	411
CenterPoint Energy Houston Electric, LLC
5.05%, 03/01/35	100	100
Connecticut Light and Power Company, The
4.90%, 07/01/33	400	401
Constellation Energy Generation, LLC
4.40%, 01/15/31	2,500	2,473
DTE Electric Company
4.85%, 03/01/36	1,000	981
DTE Energy Company
2.95%, 03/01/30	500	471
Duke Energy Progress, LLC
5.05%, 03/15/35	1,700	1,706
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	1,000	988
Edison International
5.45%, 06/15/29	1,500	1,513
Electricite de France
4.88%, 09/21/38 (c)	1,100	1,019
Entergy Corporation
2.80%, 06/15/30	2,600	2,422
Entergy Texas, Inc.
5.25%, 04/15/35	700	707
EPH Financing International, a.s.
5.88%, 11/30/29, EUR (b)	700	851
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	916
Eversource Energy
4.45%, 12/15/30	800	789
Florida Power & Light Company
4.80%, 05/15/33 (g)	2,000	2,002
Georgia Power Company
3.70%, 01/30/50	400	293
3.25%, 03/15/51	2,300	1,537
IPALCO Enterprises, Inc.
5.75%, 04/01/34	200	198
ITC Holdings Corp.
2.95%, 05/14/30 (c)	1,750	1,638
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (c)	1,200	1,194
National Grid Electricity Transmission PLC
2.00%, 04/17/40, GBP (b)	1,400	1,122
National Grid PLC
5.81%, 06/12/33	900	940
New York State Electric & Gas Corporation
3.30%, 09/15/49 (c)	100	68
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	412
PacifiCorp
5.30%, 02/15/31	900	913
6.25%, 10/15/37	1,087	1,125
7.38%, 09/15/55	700	668
PECO Energy Company
3.00%, 09/15/49	800	517
PG&E Company
3.30%, 03/15/27 - 08/01/40	5,100	4,493
3.75%, 07/01/28	250	246
3.25%, 06/01/31	1,400	1,290
4.60%, 06/15/43	600	494
4.30%, 03/15/45	200	156
4.25%, 03/15/46	1,200	913
4.95%, 07/01/50 (g)	500	415
5.25%, 03/01/52	2,300	1,956
Piedmont Natural Gas Company, Inc.
3.50%, 06/01/29	800	777
Public Service Company of Colorado
3.70%, 06/15/28	1,040	1,027
1.88%, 06/15/31	2,700	2,360
Public Service Company of Oklahoma
5.45%, 01/15/36	1,650	1,661
Public Service Electric And Gas Company
4.85%, 08/01/34	500	497
ReNew Treasury IFSC Private Limited
6.50%, 02/02/31 (c)	800	776
San Diego Gas & Electric Company
5.40%, 04/15/35	1,500	1,527
4.10%, 06/15/49	200	153
Southern California Edison Company
5.30%, 03/01/28	2,100	2,130
5.65%, 10/01/28	1,100	1,127
5.25%, 03/15/30	700	711
6.05%, 03/15/39	400	407
3.60%, 02/01/45	400	284
4.00%, 04/01/47	1,100	818
Southern California Gas Company
2.55%, 02/01/30	1,500	1,405
5.20%, 06/01/33	1,800	1,833
SPP - distribucia, a.s.
1.00%, 06/09/31, EUR (b)	300	298
SW (Finance) I PLC
7.00%, 04/16/40, GBP (b)	1,000	1,279
System Energy Resources, Inc.
5.30%, 12/15/34	700	697
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27, GBP (c)	151	219
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	2,870	2,813

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Vistra Operations Company LLC
4.70%, 01/31/31 (c)	1,000	985
6.00%, 04/15/34 (c)	900	926
Yorkshire Water Finance PLC
1.75%, 10/27/32, GBP (b)	700	718
		72,175
Energy 9.0%
Aker BP ASA
4.00%, 01/15/31 (c)	2,950	2,831
Canadian Natural Resources Limited
6.45%, 06/30/33	500	538
6.25%, 03/15/38	1,100	1,160
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	1,400	1,408
3.70%, 11/15/29	800	778
Cheniere Energy Partners, L.P.
5.75%, 08/15/34	800	824
5.55%, 10/30/35 (g)	1,850	1,885
Cheniere Energy, Inc.
5.65%, 04/15/34	100	103
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (c)	300	302
Devon Energy Corporation
5.20%, 09/15/34 (g)	400	401
DT Midstream, Inc.
5.80%, 12/15/34 (c)	350	359
Enbridge Inc.
6.20%, 11/15/30	1,500	1,591
5.70%, 03/08/33	1,700	1,761
Energy Transfer LP
4.20%, 04/15/27	700	698
6.55%, 12/01/33	650	702
4.90%, 03/15/35	554	537
6.05%, 06/01/41	1,300	1,302
Energy Transfer Operating, L.P.
6.25%, 04/15/49	3,000	2,946
Eni S.P.A.
5.95%, 05/15/54 (c)	700	697
Enterprise Products Operating LLC
4.95%, 02/15/35	2,300	2,294
5.20%, 01/15/36	900	905
6.90%, (3 Month Term SOFR + 3.25%), 08/16/77 (f)	250	249
EQT Corporation
4.50%, 01/15/29	142	142
Flex Intermediate Holdco, LLC
3.36%, 06/30/31 (c)	2,200	1,998
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (c)	800	739
Gaz Finance PLC
0.00%, 01/27/29 (b) (i) (j)	1,800	1,314
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (c)	1,500	1,505
Kinder Morgan, Inc.
5.95%, 08/01/54	900	893
Midwest Connector Capital Company LLC
4.63%, 04/01/29 (c)	500	497
MPLX LP
2.65%, 08/15/30	3,500	3,228
5.20%, 12/01/47	1,638	1,437
4.90%, 04/15/58	300	242
Occidental Petroleum Corporation
7.88%, 09/15/31	2,050	2,330
6.20%, 03/15/40	10	10
ONEOK, Inc.
4.95%, 07/13/47	2,250	1,917
Petrobras Global Finance B.V.
5.13%, 09/10/30	2,200	2,156
Petroleos Mexicanos
6.84%, 01/23/30 (g)	400	400
6.70%, 02/16/32	100	98
QatarEnergy LNG
5.84%, 09/30/27 (c)	96	96
Sabine Pass Liquefaction, LLC
5.90%, 09/15/37	944	998
Santos Finance Ltd.
3.65%, 04/29/31 (c)	400	375
6.88%, 09/19/33 (c)	2,300	2,507
Saudi Arabian Oil Company
2.25%, 11/24/30 (c)	200	177
5.75%, 07/17/54 (c)	400	367
Schlumberger Holdings Corporation
5.00%, 06/01/34 (c)	500	500
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,231
6.13%, 03/15/33	1,100	1,163
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (c)	5,100	4,782
Var Energi ASA
8.00%, 11/15/32 (c)	500	569
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (c)	2,400	2,202
6.25%, 01/15/30 (c)	600	614
4.13%, 08/15/31 (c)	300	280
Venture Global LNG, Inc.
9.88%, 02/01/32 (c)	1,100	1,186
Vine Energy Holdings LLC
6.75%, 04/15/29 (c)	300	301
Viper Energy Partners LLC
5.70%, 08/01/35	1,400	1,408
Weatherford International Ltd.
6.75%, 10/15/33 (c)	200	203
Williams Companies, Inc., The
5.65%, 03/15/33	300	310
5.60%, 03/15/35	1,400	1,432
5.30%, 09/30/35	1,700	1,699
Woodside Finance Limited
4.50%, 03/04/29 (c)	2,000	1,991
5.10%, 09/12/34	500	493
		68,061
Real Estate 7.6%
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,348
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,194
American Tower Corporation
5.65%, 03/15/33	1,200	1,241
5.90%, 11/15/33	1,700	1,781
3.70%, 10/15/49	2,100	1,511
Broadstone Net Lease, LLC
5.00%, 11/01/32	200	197
Canary Wharf Group Investment Holdings PLC
1.75%, 04/07/26, EUR (b)	637	736
CBRE Services, Inc.
5.50%, 04/01/29	200	205
CoStar Group, Inc.
2.80%, 07/15/30 (c)	1,100	995
Crown Castle Inc.
2.50%, 07/15/31	500	441
5.20%, 09/01/34	1,700	1,680
Digital Dutch Finco B.V.
1.50%, 03/15/30, EUR (b)	1,400	1,480
EPR Properties
4.75%, 12/15/26	200	200
3.60%, 11/15/31	1,800	1,637
Equinix, Inc.
2.15%, 07/15/30	1,700	1,529
Essex Portfolio, L.P.
2.65%, 03/15/32	3,862	3,403
Extra Space Storage LP
2.20%, 10/15/30	900	806
Fideicomiso Fibra Uno
7.38%, 02/13/34 (c)	231	244
GLP Financing, LLC
5.75%, 06/01/28	300	305
5.30%, 01/15/29	700	706
4.00%, 01/15/31	5,600	5,296
Goodman US Finance Six, LLC
5.13%, 10/07/34 (c)	2,000	1,994

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	369
Host Hotels & Resorts, L.P.
3.38%, 12/15/29	3,600	3,416
3.50%, 09/15/30 (e)	3,400	3,198
Hudson Pacific Properties, L.P.
5.95%, 02/15/28	500	474
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	3,100	2,915
Kaisa Group Holdings Ltd.
0.00%, 12/31/26 - 12/31/32 (c) (d) (m)	2,154	1
5.00%, 11/30/27 (b)	42	3
5.00%, 11/30/27 (c)	10	1
6.72%, 12/28/27 (b) (h) (l)	155	3
5.25%, 12/28/28 (b) (l)	227	4
5.50%, 12/28/29 (b) (l)	380	7
5.75%, 12/28/30 (b) (l)	458	8
6.00%, 12/28/31 (b) (l)	689	12
6.25%, 12/28/32 (b) (l)	649	11
Kilroy Realty, L.P.
3.05%, 02/15/30	1,000	913
6.25%, 01/15/36	700	693
Newmark Group, Inc.
7.50%, 01/12/29 (e)	700	733
Next Properties Trust 2401
7.38%, 02/13/34 (c)	569	602
Omega Healthcare Investors, Inc.
3.25%, 04/15/33 (g)	2,100	1,848
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.25%, 08/15/32	925	930
ProLogis, L.P.
4.20%, 02/15/33, CAD (b)	700	501
Realty Income Corporation
4.75%, 04/15/33	400	397
3.88%, 06/20/35, EUR	700	773
Safehold GL Holdings LLC
5.65%, 01/15/35	300	304
Store Capital LLC
5.40%, 04/30/30	800	806
VICI Properties Inc.
5.75%, 02/01/27 (c)	400	402
3.88%, 02/15/29 (c)	2,500	2,430
4.13%, 08/15/30 (c)	1,300	1,245
Welltower OP LLC
4.50%, 07/01/30	1,300	1,301
Weyerhaeuser Company
4.00%, 11/15/29	2,000	1,957
4.00%, 04/15/30 (g)	2,000	1,948
Yango Justice International Limited
0.00%, 04/15/49 (b) (i) (j)	600	—
		58,134
Health Care 6.5%
AbbVie Inc.
5.20%, 03/15/35 (g)	800	814
4.40%, 11/06/42	1,381	1,217
Adventist Health System/West
2.95%, 03/01/29	1,000	950
Alcon Finance Corporation
2.60%, 05/27/30 (c)	700	648
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	3,000	3,081
5.60%, 03/02/43	2,700	2,664
5.65%, 03/02/53	800	776
Bausch Health Companies Inc.
11.00%, 09/30/28 (c)	270	276
14.00%, 10/15/30 (c)	53	51
Bayer US Finance LLC
6.38%, 11/21/30 (c)	4,800	5,053
6.50%, 11/21/33 (c)	800	851
Becton, Dickinson and Company
1.96%, 02/11/31	2,600	2,292
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,306
Centene Corporation
2.45%, 07/15/28	1,100	1,025
3.00%, 10/15/30	3,700	3,238
2.50%, 03/01/31	300	252
Cigna Group, The
2.40%, 03/15/30	1,041	962
CommonSpirit Health
4.35%, 09/01/30	400	394
4.98%, 09/01/35	100	98
CVS Health Corporation
5.00%, 01/30/29	500	506
7.51%, 01/10/32 (c)	29	31
5.25%, 02/21/33	1,100	1,113
4.78%, 03/25/38	1,700	1,567
5.05%, 03/25/48	1,300	1,116
5.88%, 06/01/53	500	473
6.05%, 06/01/54	100	97
6.20%, 09/15/55	100	99
Elevance Health, Inc.
4.10%, 05/15/32 (g)	200	192
4.75%, 02/15/33	3,400	3,350
6.10%, 10/15/52	900	904
Grifols, S.A.
7.50%, 05/01/30, EUR (b)	800	955
HCA Inc.
3.63%, 03/15/32	4,900	4,556
5.50%, 06/01/33 - 06/15/47	2,600	2,561
Illumina, Inc.
5.75%, 12/13/27	100	102
2.55%, 03/23/31	200	179
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	507
Mars, Incorporated
5.65%, 05/01/45 (c)	1,300	1,283
Stryker Corporation
4.63%, 09/11/34	500	489
Sutter Health
5.16%, 08/15/33	300	305
UnitedHealth Group Incorporated
4.95%, 01/15/32	1,643	1,661
5.50%, 07/15/44	500	482
5.63%, 07/15/54	1,000	953
		49,429
Communication Services 4.3%
AT&T Inc.
4.40%, 04/30/31	1,200	1,188
4.75%, 04/30/33 (g)	400	396
Beignet Investments, LLC
6.58%, 05/30/49 (c)	7,129	7,365
Charter Communications Operating, LLC
5.85%, 12/01/35 (g)	300	295
3.50%, 03/01/42	3,000	2,054
5.75%, 04/01/48	300	250
4.80%, 03/01/50	2,000	1,488
3.85%, 04/01/61	200	117
3.95%, 06/30/62	1,500	885
Comcast Corporation
5.50%, 05/15/64 (g)	700	620
Fox Corporation
6.50%, 10/13/33	900	965
Live Nation Entertainment, Inc.
3.75%, 01/15/28 (c) (g)	200	195
Netflix, Inc.
3.88%, 11/15/29, EUR (b)	1,400	1,642
NTT Finance Corporation
5.17%, 07/16/32 (c)	1,000	1,008
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (c) (i) (j) (l)	129	59
8.50%, 12/31/28 (c) (i) (j) (l)	268	2
Omnicom Group Inc.
4.20%, 03/02/29	900	890
Orange
4.25%, 01/13/31 (c)	1,500	1,473

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Paramount Global
3.70%, 06/01/28	800	774
T-Mobile USA, Inc.
5.15%, 04/15/34	100	101
4.70%, 01/15/35	2,300	2,224
4.95%, 11/15/35	2,000	1,963
3.30%, 02/15/51	3,500	2,290
5.75%, 01/15/54	2,100	2,016
Verizon Communications Inc.
5.00%, 01/15/36	1,900	1,865
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (c)	700	621
		32,746
Consumer Discretionary 3.7%
BMW US Capital, LLC
4.30%, 03/17/28 (c)	600	599
4.55%, (SOFR + 0.92%), 03/21/28 (c) (f)	1,700	1,706
Burberry Group PLC
5.75%, 06/20/30, GBP (b)	400	530
Carnival Corporation
4.00%, 08/01/28 (c)	1,100	1,074
5.13%, 05/01/29 (c)	100	99
Choice Hotels International, Inc.
5.85%, 08/01/34	400	403
Ferguson Finance PLC
3.25%, 06/02/30 (c)	3,900	3,679
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (c)	500	503
Hyatt Hotels Corporation
5.38%, 12/15/31	500	506
Hyundai Capital America
4.25%, 01/08/29 (c)	400	396
5.10%, 06/24/30 (c)	1,300	1,310
Las Vegas Sands Corp.
3.50%, 08/18/26	600	597
3.90%, 08/08/29	1,100	1,060
6.00%, 08/15/29	3,225	3,313
6.20%, 08/15/34 (g)	1,100	1,128
Marriott International, Inc.
5.45%, 09/15/26	1,000	1,002
4.63%, 06/15/30 (e)	200	200
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (c)	1,400	1,374
NVR, Inc.
3.00%, 05/15/30	4,400	4,144
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28 (c)	400	404
5.63%, 09/30/31 (c)	400	405
5.38%, 01/15/36	400	394
Spectrum Management Holding Company, LLC
4.50%, 09/15/42	300	225
Tapestry, Inc.
5.50%, 03/11/35	400	401
Volkswagen Group of America Finance, LLC
5.05%, 03/27/28 (c)	1,300	1,308
Warnermedia Holdings, Inc.
5.05%, 03/15/42	1,700	1,079
		27,839
Information Technology 3.2%
Booz Allen Hamilton Inc.
5.95%, 08/04/33	600	613
Broadcom Inc.
3.14%, 11/15/35 (c)	1,622	1,380
3.19%, 11/15/36 (c)	1,093	915
4.93%, 05/15/37 (c)	2,858	2,777
CDW Finance Corporation
3.25%, 02/15/29	800	761
3.57%, 12/01/31	1,400	1,279
Chorus Limited
4.95%, 03/14/30	400	402
Gartner, Inc.
4.95%, 03/20/31	1,200	1,172
Jabil Inc.
4.20%, 02/01/29	1,500	1,482
NXP B.V.
3.40%, 05/01/30	899	858
Oracle Corporation
2.30%, 03/25/28	6,000	5,716
5.20%, 09/26/35	1,800	1,686
4.00%, 07/15/46	900	607
6.00%, 08/03/55	600	504
Synopsys, Inc.
5.00%, 04/01/32	1,300	1,312
VMware LLC
4.70%, 05/15/30 (e)	3,100	3,117
		24,581
Industrials 2.6%
Air Lease Corporation
5.30%, 06/25/26	1,100	1,102
Aircastle Limited
2.85%, 01/26/28 (c)	2,700	2,616
BAE Systems PLC
3.40%, 04/15/30 (c)	300	288
Boeing Company, The
6.13%, 02/15/33	300	320
3.60%, 05/01/34	1,525	1,364
5.81%, 05/01/50 (e)	4,100	3,961
5.93%, 05/01/60 (e)	2,000	1,922
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	499
Equifax Inc.
5.10%, 06/01/28	1,000	1,012
GATX Corporation
3.50%, 03/15/28	500	491
Heathrow Finance PLC
4.13%, 09/01/29, GBP (b) (e) (h)	300	370
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35	1,125	1,165
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (c)	400	400
Lockheed Martin Corporation
4.80%, 08/15/34	900	899
RTX Corporation
6.10%, 03/15/34	1,000	1,077
5.38%, 02/27/53	900	846
Textron Inc.
3.38%, 03/01/28	1,000	982
Verisk Analytics, Inc.
4.13%, 03/15/29	400	398
		19,712
Consumer Staples 1.2%
Ashtead Capital, Inc.
4.00%, 05/01/28 (c)	400	394
5.80%, 04/15/34 (c)	1,100	1,124
BCP V Modular Services Finance II PLC
6.50%, 07/10/31, EUR (c)	500	495
Conagra Brands, Inc.
5.00%, 08/01/30	300	300
Diageo Capital PLC
2.00%, 04/29/30	950	862
Greene King Finance PLC
5.32%, 09/15/31, GBP (b) (h)	252	329
Haleon US Capital LLC
3.63%, 03/24/32	1,250	1,178
JDE Peet's N.V.
1.13%, 06/16/33, EUR (b)	100	92
Kraft Heinz Foods Company
6.88%, 01/26/39	1,200	1,301
Massachusetts Institute of Technology
4.68%, 07/01/14	200	165
Philip Morris International Inc.
1.75%, 11/01/30	200	177
5.38%, 02/15/33	1,500	1,541
Transurban Finance Company Pty Ltd.
2.45%, 03/16/31 (c)	950	858
		8,816

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Materials 0.5%
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/49 (b) (c) (i) (j) (k)	900	—
Synthos Spolka Akcyjna
2.50%, 06/07/28, EUR (b)	400	423
Unigel Luxembourg S.A.
13.50%, 12/31/27 (c) (i) (j) (l)	160	3
11.00%, 12/31/28 (c) (i) (j) (l)	411	4
Vale Overseas Ltd.
6.13%, 06/12/33	3,100	3,225
		3,655
Total Corporate Bonds And Notes (cost $635,812)		610,015
GOVERNMENT AND AGENCY OBLIGATIONS 20.8%
Mortgage-Backed Securities 8.9%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	356	337
4.50%, 09/01/48 - 09/01/53	863	836
3.00%, 05/01/52	415	365
6.50%, 02/01/54	2,025	2,092
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	161	147
4.50%, 08/01/48 - 01/01/49	150	148
4.00%, 03/01/49 - 05/01/50	1,314	1,250
6.00%, 11/01/53	302	309
TBA, 4.50%, 04/15/56 - 06/15/56 (n)	3,800	3,662
TBA, 5.00%, 04/15/56 - 05/15/56 (n)	27,800	27,376
TBA, 4.00%, 05/15/56 (n)	11,900	11,206
Government National Mortgage Association
4.00%, 07/20/55	4,642	4,345
TBA, 4.00%, 04/15/56 (n)	9,000	8,420
TBA, 5.00%, 05/15/56 (n)	2,900	2,864
TBA, 6.00%, 05/15/56 (n)	1,600	1,624
TBA, 4.50%, 06/15/56 (n)	2,600	2,502
		67,483
Sovereign 6.5%
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/34 (c) (h)	144	94
0.00%, 02/01/30 - 02/01/36 (c) (h)	83	40
Cabinet Office, Government of Japan
2.00%, 12/20/44, JPY	390,000	2,044
2.40%, 03/20/45 - 03/20/55, JPY	313,800	1,702
2.70%, 09/20/45, JPY	16,250	94
2.10%, 09/20/54, JPY	20,650	95
2.30%, 12/20/54, JPY	8,850	42
3.20%, 09/20/55, JPY	378,000	2,192
2.20%, 03/20/64, JPY	164,000	715
Cassa Depositi E Prestiti Societa Per Azioni
5.88%, 04/30/29 (c)	1,000	1,042
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (b)	2,543	796
6.15%, 08/12/32, PEN (b)	100	30
6.15%, 08/12/32, PEN (c)	1,922	582
7.30%, 08/12/33, PEN	5,400	1,723
5.40%, 08/12/34, PEN (b)	12,600	3,479
Departamento Administrativo De La Presidencia De La Republica
5.38%, 01/21/29	500	496
Gobierno Federal de los Estados Unidos Mexicanos
5.63%, 02/09/34	600	588
4.50%, 03/19/34, EUR	1,500	1,685
6.00%, 05/07/36	700	695
Government of Saudi Arabia
5.13%, 01/13/28 (c)	1,800	1,814
4.13%, 01/12/29 (c)	600	590
4.75%, 01/16/30 (c)	200	199
2.25%, 02/02/33 (c)	5,100	4,275
3.75%, 03/05/37, EUR (c)	300	328
HM Treasury
4.38%, 07/31/54, GBP (b)	4,427	4,930
Israel, State of
5.38%, 03/12/29 (g)	2,700	2,735
5.38%, 02/19/30	400	406
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 (b) (i) (j)	200	193
0.00%, 04/04/42 (b) (c) (i) (j)	200	135
New South Wales Treasury Corporation
1.75%, 03/20/34, AUD	200	105
4.75%, 02/20/37, AUD	200	128
3.50%, 11/20/37, AUD (b)	700	390
Presidencia da Republica
7.25%, 01/12/56	700	686
Queensland Treasury Corporation
1.50%, 08/20/32, AUD (c)	1,300	716
Republic of Indonesia, The Government of, The
4.10%, 03/04/34, EUR	400	447
Romania, Government of
2.13%, 03/07/28, EUR (c)	200	224
5.38%, 03/22/31, EUR (c)	500	581
5.25%, 05/30/32, EUR (c)	1,000	1,141
3.75%, 02/07/34, EUR (c)	800	798
Segretariato Generale Della Presidenza Della Repubblica
2.85%, 02/01/31, EUR	700	796
South Africa, Parliament of
8.88%, 02/28/35, ZAR	82,390	4,781
8.50%, 01/31/37, ZAR	73,200	4,041
Treasury Corporation of Victoria
2.00%, 11/20/37, AUD	1,000	466
		49,039
U.S. Treasury Note 2.4%
Treasury, United States Department of
2.75%, 08/15/32 (o)	3,800	3,515
4.13%, 11/15/32 (o)	2,500	2,501
4.00%, 02/15/34 (n) (o)	11,000	10,854
4.13%, 02/15/36 (n)	1,310	1,289
		18,159
U.S. Treasury Bond 2.2%
Treasury, United States Department of
4.38%, 05/15/41 - 08/15/43	5,448	5,206
3.38%, 08/15/42	250	209
4.00%, 11/15/42 (o)	2,014	1,823
4.88%, 08/15/45	3,543	3,532
4.63%, 02/15/46 - 11/15/55	5,400	5,162
4.75%, 02/15/56	525	512
		16,444
U.S. Treasury Inflation Indexed Securities 0.5%
Treasury, United States Department of
1.00%, 02/15/46 (p)	412	305
2.13%, 02/15/54 (n) (p)	1,367	1,204
2.38%, 02/15/55 (n) (p)	1,381	1,283
2.38%, 02/15/56 (p)	1,505	1,397
		4,189
Municipal 0.2%
GC Education, Inc.
7.38%, 10/01/29	500	527
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,005	1,029
		1,556
Treasury Inflation Indexed Securities 0.1%
Presidencia da Republica
6.00%, 08/15/60, BRL (f) (q)	900	689
Total Government And Agency Obligations (cost $158,831)		157,559
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.8%
Air Canada
Series 2015-A-1, 3.60%, 03/15/27	100	99
Series 2020-A-2, 5.25%, 04/01/29	42	42
Series 2017-A-1, 3.55%, 01/15/30	308	285
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	626	624
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,592	942
Series 2005-2A1-27, REMIC, 4.31%, (12 Month Treasury Average + 1.35%), 08/25/35 (f) (r)	43	35

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,171	799
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	664	651
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	478	227
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	2,864	1,558
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	439	435
Series 2015-AA-2, 3.60%, 09/22/27	526	516
Series 2016-AA-1, 3.58%, 01/15/28	164	161
Series 2016-AA-2, 3.20%, 06/15/28	1,111	1,082
Series 2017-AA-2, 3.35%, 10/15/29	1,604	1,536
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	135	125
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 3.48%, (12 Month Treasury Average + 0.94%), 10/25/46 (f) (h) (r)	288	202
Apidos CLO XXXIV LLC
Series 2021-A-35A, 4.98%, (3 Month Term SOFR + 1.31%), 04/20/34 (f)	2,500	2,500
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	8	6
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.59%, 11/20/36 (f)	1,191	1,016
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 4.90%, 04/25/35 (f)	206	188
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 4.81%, 06/25/35 (f)	190	173
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.78%, 07/25/36 (f)	502	438
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 4.25%, (1 Month Term SOFR + 0.34%), 11/25/36 (f) (h) (r)	1,000	967
Bluemountain CLO XXX Ltd.
Series 2018-A1R-3A, 4.60%, (3 Month Term SOFR + 1.19%), 10/25/30 (f)	546	547
British Airways PLC
Series 2021-A-1, 2.90%, 03/15/35	1,173	1,071
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 4.69%, (1 Month Term SOFR + 1.01%), 02/15/39 (f)	71	71
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 0.13%, 01/25/37 (f) (h) (r)	536	143
Centex Corporation
Series 2004-MV1-D, REMIC, 4.72%, (1 Month Term SOFR + 1.04%), 09/25/34 (f) (h)	15	15
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	550	246
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.00%, (1 Month Term SOFR + 0.53%), 11/25/34 (f) (r)	229	213
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 5.19%, (1 Month Term SOFR + 1.51%), 07/15/38 (f)	1,700	1,509
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 4.76%, (1 Month Term SOFR + 1.18%), 06/15/34 (f) (h)	65	64
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 4.07%, (1 Month Term SOFR + 0.25%), 07/25/35 (f) (h)	44	40
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.53%, (1 Month Term SOFR + 0.85%), 06/25/37 (f) (h)	362	356
CWABS, Inc.
Series 2005-1A-AB4, REMIC, 3.72%, (1 Month Term SOFR + 0.59%), 03/25/36 (f) (h) (r)	15	14
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,024
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	537	519
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 5.21%, (1 Month Term SOFR + 1.54%), 10/25/34 (f) (h)	335	327
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 1.47%, (1 Month Term SOFR + 0.62%), 01/25/36 (f) (h) (r)	233	192
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 1.41%, (1 Month Term SOFR + 0.39%), 09/25/36 (f) (h) (r)	2,463	777
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 3.28%, (1 Month Term SOFR + 0.52%), 12/19/36 (f) (h) (r)	354	293
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 3.78%, (1 Month Term SOFR + 0.59%), 07/25/35 (f) (h) (r)	201	182
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 2.35%, 08/25/36 (f) (h) (r)	926	557
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 4.13%, (1 Month Term SOFR + 0.52%), 07/25/36 (f) (h) (r)	119	116
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	216	191
Series 2020-1A-1, 4.00%, 11/15/32	1,951	1,837
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 1.09%, (1 Month Term SOFR + 0.43%), 09/25/36 (f) (h) (r)	871	210
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 3.59%, (1 Month Term SOFR + 0.83%), 12/25/34 (f) (h) (r)	553	515
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 4.54%, (1 Month Term SOFR + 0.86%), 09/25/35 (f) (h)	451	432
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.02%, (1 Month Term SOFR + 1.35%), 02/20/37 (f)	375	375
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 1.30%, (1 Month Term SOFR + 0.21%), 04/25/37 (f) (h) (r)	8	4
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 4.76%, (1 Month Term SOFR + 0.51%), 04/25/36 (f) (h) (r)	250	189
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 2.55%, (1 Month Term SOFR + 0.82%), 02/25/36 (f) (h) (r)	300	248
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 6.82%, (1 Month Term SOFR + 0.27%), 08/25/36 (f) (h) (r)	124	122
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (f)	280	274
Northwoods Capital 25 Ltd.
Series 2021-AR-25A, 4.53%, (3 Month Term SOFR + 0.86%), 07/20/34 (f)	1,000	999
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	27	22
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 2.96%, 09/25/37 (f) (h) (r)	135	50
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	21	18
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 4.25%, (1 Month Term SOFR + 0.57%), 12/25/35 (f) (h)	120	92
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 4.67%, (1 Month Term SOFR + 1.00%), 01/15/27 (f)	1,600	1,599

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Spirit Airlines, LLC
Series 2015-A-1, 0.00%, 04/01/28 (i) (j)	467	457
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.81%, 08/25/35 (f) (r)	1	1
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (b)	536	687
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	42	42
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	752	761
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,364	3,078
United Airlines, Inc.
Series 2014-A-1, 4.00%, 04/11/26	386	386
Total Non-U.S. Government Agency Asset-Backed Securities (cost $40,117)		36,472
SENIOR FLOATING RATE INSTRUMENTS 0.6%
Health Care 0.3%
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 01/15/31 (f)	2,090	2,092
Financials 0.2%
Republic of Panama
Term Loan, 3.89%, (3 Month EURIBOR + 1.75%), 03/07/27, EUR (f) (k)	1,400	1,626
Communication Services 0.1%
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 10/19/32 (f)	1,000	999
Total Senior Floating Rate Instruments (cost $4,615)		4,717
PREFERRED STOCKS 0.1%
Financials 0.1%
Morgan Stanley, 6.50%, (25, 10/15/27) (a)	35	861
Total Preferred Stocks (cost $865)		861
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (i) (k)	—	3
DrillCo Holding Lux S.A. (i) (k)	1	26
DrillCo Holding Lux S.A. (i) (k)	—	9
DrillCo Holding Lux S.A. (i) (k)	3	77
Stichting Administratiekantoor Unigel Creditors (i) (k)	1	—
SVB Financial Group (i)	104	2
		117
Real Estate 0.0%
Kaisa Group Holdings Ltd. (i)	3,623	42
Total Common Stocks (cost $79)		159
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.4%
JNL Government Money Market Fund - Class SL, 3.63% (s) (t)	10,285	10,285
U.S. Treasury Bill 1.0%
Treasury, United States Department of
3.69%, 04/02/26 (u)	8,000	7,999
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (s) (t)	1,229	1,229
Total Short Term Investments (cost $19,513)		19,513
Total Investments 109.2% (cost $859,832)		829,296
Other Derivative Instruments 0.5%		3,883
Other Assets and Liabilities, Net (9.7)%		(73,695)
Total Net Assets 100.0%		759,484

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $149,840 and 19.7% of the Fund.

(d) Convertible security.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) All or a portion of the security was on loan as of March 31, 2026.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(i) Non-income producing security.

(j) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $72,878.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) Treasury inflation indexed note, par amount is not adjusted for inflation.

(r) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

(u) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	198	16,669	15,638	3	—	—	1,229	0.2
JNL Government Money Market Fund, 3.63% - Class SL	7,545	22,344	19,604	75	—	—	10,285	1.3
	7,743	39,013	35,242	78	—	—	11,514	1.5

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/22/25	641	713	0.1
Anglian Water Services Financing PLC, 6.00%, 06/20/39	07/10/24	130	123	—
Aviva PLC, 7.75% (callable at 100, 09/30/32)	03/24/25	388	403	0.1
Banco Santander, S.A., 4.88%, 10/18/31	09/25/24	3,207	3,273	0.4
Barclays PLC, 8.38% (callable at 100, 09/15/31)	09/25/25	843	820	0.1
Burberry Group PLC, 5.75%, 06/20/30	07/30/25	533	530	0.1
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	01/22/25	1,272	1,405	0.2
Canary Wharf Group Investment Holdings PLC, 1.75%, 04/07/26	06/25/25	742	736	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	04/19/24	710	796	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.15%, 08/12/32	02/26/25	28	30	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	10/23/24	3,118	3,479	0.5
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	01/22/25	1,573	1,754	0.2
Cooperatieve Rabobank U.A., 4.38% (callable at 100, 06/29/27)	03/10/25	862	926	0.1
Digital Dutch Finco B.V., 1.50%, 03/15/30	10/08/24	1,424	1,480	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	13	—
EPH Financing International, a.s., 5.88%, 11/30/29	03/05/25	794	851	0.1
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,446	2,271	0.3
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	1,800	1,314	0.2
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	356	329	—
Grifols, S.A., 7.50%, 05/01/30	08/20/25	971	955	0.1
Heathrow Finance PLC, 4.13%, 09/01/29	03/05/25	361	370	—
HM Treasury, 4.38%, 07/31/54	03/21/25	5,244	4,930	0.7
JDE Peet's N.V., 1.13%, 06/16/33	02/21/24	89	92	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/49	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 5.00%, 11/30/27	10/20/25	—	3	—
Kaisa Group Holdings Ltd., 6.72%, 12/28/27	09/24/25	25	3	—
Kaisa Group Holdings Ltd., 5.25%, 12/28/28	09/24/25	34	4	—
Kaisa Group Holdings Ltd., 5.50%, 12/28/29	09/24/25	53	7	—
Kaisa Group Holdings Ltd., 5.75%, 12/28/30	09/24/25	64	8	—
Kaisa Group Holdings Ltd., 6.00%, 12/28/31	09/24/25	94	12	—
Kaisa Group Holdings Ltd., 6.25%, 12/28/32	09/24/25	88	11	—
KBC Groep, 6.25% (callable at 100, 09/17/31)	03/06/25	445	469	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	193	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	58	135	—
National Grid Electricity Transmission PLC, 2.00%, 04/17/40	07/30/24	1,192	1,122	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,789	1,642	0.2
New South Wales Treasury Corporation, 3.50%, 11/20/37	01/14/26	388	390	0.1
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	13	10	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/15/21	242	193	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	417	330	—
ProLogis, L.P., 4.20%, 02/15/33	01/28/25	485	501	0.1
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
SPP - distribucia, a.s., 1.00%, 06/09/31	07/10/24	271	298	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	755	804	0.1
SW (Finance) I PLC, 7.00%, 04/16/40	07/09/24	1,205	1,279	0.2
Synthos Spolka Akcyjna, 2.50%, 06/07/28	03/06/25	409	423	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	662	687	0.1
UBS Group AG, 9.25% (callable at 100, 11/13/28)	03/11/25	436	424	0.1
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	—	—
Yango Justice International Limited, 0.00%, 04/15/49	12/10/20	203	—	—
Yorkshire Water Finance PLC, 1.75%, 10/27/32	07/10/24	706	718	0.1
		44,464	37,259	4.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	330	December 2027		79,218	16	424
3 Month SOFR Index	231	March 2028		55,400	11	384
Australia 10 Year Bond	58	June 2026	AUD	6,279	41	(21)
Euro BOBL	4	June 2026	EUR	469	2	(8)
Euro Bund	2	June 2026	EUR	257	2	(7)
Long Gilt	65	June 2026	GBP	6,018	57	(416)
United States 10 Year Note	483	June 2026		54,484	113	(849)
United States 10 Year Ultra Bond	4	June 2026		459	1	(5)
United States 2 Year Note	766	July 2026		160,051	60	(1,148)
United States Ultra Bond	908	June 2026		109,328	199	(3,489)
					502	(5,135)
Short Contracts
United States 5 Year Note	(404)	July 2026		(44,310)	(61)	606
United States Long Bond	(1)	June 2026		(117)	—	3
					(61)	609

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.25	(S)	03/19/30	AUD	31,200	172	(751)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	12/17/35	AUD	7,200	70	(297)
6M EURIBOR (S)	Receiving	3.00	(A)	09/16/56	EUR	4,730	(59)	21
6M EURIBOR (S)	Paying	2.50	(A)	09/16/31	EUR	10	—	—
6M EURIBOR (S)	Paying	2.75	(A)	09/16/36	EUR	100	1	(3)
BRAZIBOR (A)	Paying	12.03	(A)	01/04/27	BRL	60,600	14	(319)
BRAZIBOR (A)	Paying	13.32	(A)	01/02/29	BRL	3,400	4	(9)
BRAZIBOR (A)	Paying	13.36	(A)	01/02/29	BRL	20,100	22	(43)
BRAZIBOR (A)	Paying	13.29	(A)	01/02/29	BRL	32,000	36	(86)
BRAZIBOR (A)	Paying	13.40	(A)	01/02/29	BRL	45,000	50	(94)
BRAZIBOR (A)	Paying	13.73	(A)	01/02/31	BRL	100	—	—
BRAZIBOR (A)	Paying	13.90	(A)	01/02/31	BRL	900	1	1
BRAZIBOR (A)	Paying	13.68	(A)	01/02/31	BRL	3,300	5	3
BRAZIBOR (A)	Paying	13.66	(A)	01/02/31	BRL	11,800	16	6
Sterling Overnight Index Average Rate (A)	Receiving	4.00	(A)	09/16/36	GBP	8,500	(52)	165
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/18/31	GBP	11,120	50	(317)
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		36,700	(24)	621
U.S. SOFR (A)	Receiving	3.00	(A)	03/19/30		13,400	(9)	84
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30		10,700	(7)	(7)
U.S. SOFR (A)	Receiving	3.42	(A)	08/31/30		400	—	3
U.S. SOFR (A)	Receiving	3.34	(A)	08/31/30		800	(1)	8
U.S. SOFR (A)	Receiving	3.37	(A)	08/31/30		900	(1)	8
U.S. SOFR (A)	Receiving	3.33	(A)	08/31/30		1,585	(1)	24
U.S. SOFR (A)	Receiving	3.33	(A)	08/31/30		23,270	(15)	149
U.S. SOFR (A)	Receiving	3.50	(A)	03/18/31		1,500	(1)	20
U.S. SOFR (A)	Receiving	3.50	(A)	03/18/31		2,500	(2)	16
U.S. SOFR (A)	Receiving	3.56	(A)	01/31/33		300	—	3
U.S. SOFR (A)	Receiving	3.60	(A)	08/19/34		20	—	—
U.S. SOFR (A)	Receiving	3.56	(A)	08/28/34		1,300	(1)	23
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34		200	—	4
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34		1,400	(1)	29
U.S. SOFR (A)	Receiving	3.87	(A)	03/05/35		10,600	(8)	(12)
U.S. SOFR (A)	Receiving	3.93	(A)	03/24/35		1,400	(1)	(12)
U.S. SOFR (A)	Receiving	3.70	(A)	08/15/35		3,700	(2)	43
U.S. SOFR (A)	Receiving	3.64	(A)	08/15/35		3,700	(2)	50
U.S. SOFR (A)	Receiving	3.72	(A)	08/15/35		6,432	(4)	46
U.S. SOFR (A)	Receiving	3.55	(A)	09/17/35		600	—	14
U.S. SOFR (A)	Receiving	3.71	(A)	11/15/35		400	—	4
U.S. SOFR (A)	Receiving	3.68	(A)	02/15/36		400	—	6
U.S. SOFR (A)	Receiving	3.75	(A)	02/15/36		900	(1)	8
U.S. SOFR (A)	Receiving	3.78	(A)	03/03/36		1,000	(1)	8
U.S. SOFR (A)	Receiving	3.75	(A)	03/03/36		1,000	(1)	10
U.S. SOFR (A)	Receiving	4.00	(A)	03/18/36		800	(1)	17
U.S. SOFR (A)	Receiving	4.07	(A)	02/15/46		200	—	3
U.S. SOFR (A)	Receiving	4.08	(A)	11/15/53		200	1	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	4.02	(A)	11/15/53	200	1	5
U.S. SOFR (A)	Receiving	4.01	(A)	11/15/53	200	1	5
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54	12,110	41	1,115
U.S. SOFR (A)	Receiving	4.05	(A)	02/15/56	200	1	3
U.S. SOFR (A)	Receiving	4.06	(A)	02/15/56	300	1	4
U.S. SOFR (A)	Receiving	4.00	(A)	06/17/56	6,500	24	38
						316	619

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
General Motors Company (Q)	N/A	5.00	06/20/30	1,400	(213)	(4)	20

Credit default swap agreements - sell protection
AES Corporation, The (Q)	0.66	5.00	12/20/28	(300)	34	—	(3)
American International Group, Inc. (Q)	0.19	1.00	12/20/26	(1,000)	6	—	(15)
AT&T Inc. (Q)	0.23	1.00	06/20/26	(2,100)	4	—	(28)
AT&T Inc. (Q)	0.25	1.00	12/20/26	(800)	4	—	(5)
AT&T Inc. (Q)	0.37	1.00	12/20/27	(1,100)	12	—	(1)
AT&T Inc. (Q)	0.39	1.00	06/20/28	(500)	6	—	9
Bank of America Corporation (Q)	0.32	1.00	12/20/26	(200)	1	—	(2)
Boeing Company, The (Q)	0.32	1.00	06/20/27	(1,000)	8	—	43
CDX.NA.IG.44 (Q)	0.54	1.00	06/20/30	(1,100)	20	2	(5)
CDX.NA.IG.45 (Q)	0.59	1.00	12/20/30	(104,960)	1,860	203	(400)
CDX.NA.IG.46 (Q)	0.63	1.00	06/20/31	(84,625)	1,461	178	48
Credit Agricole SA (Q)	0.70	1.00	12/20/30	(1,400)	22	—	(2)
Electricite de France (Q)	0.62	1.00	06/20/30	(700)	12	—	2
General Electric Company (Q)	0.05	1.00	06/20/26	(1,000)	2	—	(6)
General Motors Company (Q)	0.29	5.00	12/20/26	(320)	11	—	(42)
Glencore Finance (Europe) S.A. (Q)	1.05	5.00	06/20/31	(600)	131	—	(15)
Hess Corporation (Q)	0.08	1.00	12/20/26	(1,800)	12	—	36
ITRAXX.EUR.44 (Q)	0.67	1.00	12/20/30	(1,600)	27	2	(4)
MetLife, Inc. (Q)	0.45	1.00	06/20/28	(800)	9	—	25
Morgan Stanley (Q)	0.30	1.00	06/20/26	(1,700)	3	—	(6)
Oracle Corporation (Q)	1.62	1.00	06/20/30	(400)	(9)	1	(18)
Prudential Financial, Inc. (Q)	0.93	1.00	12/20/30	(1,200)	3	1	(3)
Tesco PLC (Q)	0.21	1.00	12/20/27	(1,700)	26	(1)	28
Verizon Communications Inc. (Q)	0.24	1.00	12/20/26	(1,400)	8	—	(25)
					3,673	386	(389)

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Futures Options
Reference Entity	Notional[1]		Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, May 2026	EUR	(628)	(5)	EUR	125.50	04/24/26	5	(3)
Euro Bund Future, May 2026	EUR	(640)	(5)	EUR	128.00	04/24/26	—	1
							5	(2)

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Jun. 2026	Call	113.00	04/24/26	10	1,130	(1)
United States 10 Year Note Future, Jun. 2026	Put	110.00	04/24/26	10	1,100	(4)
						(5)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.45, 12/20/30	GSC	Put	0.85	05/20/26	2,200,000	2,200	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
CDX.NA.IG.45, 12/20/30	GSC	Put		0.80	06/17/26	3,800,000		3,800	(6)
ITRAXX.EUR.45, 06/20/31	BOA	Put		1.05	05/20/26	1,000,000	EUR	1,000	(1)
									(9)
Foreign Currency Options
USD/KRW Spot Rate	BOA	Put	KRW	1,350.00	07/09/26	672,427		672	—
USD/KRW Spot Rate	BOA	Put	KRW	1,350.00	07/13/26	1,191,572		1,192	(1)
USD/KRW Spot Rate	HSB	Put	KRW	1,350.00	07/09/26	1,732,500		1,733	(1)
USD/KRW Spot Rate	HSB	Put	KRW	1,350.00	07/10/26	1,727,000		1,727	(1)
									(3)
Interest Rate Swaptions
6M EURIBOR, 04/20/31	MSC	Call		2.54	04/16/26	400,000	EUR	400	—
6M EURIBOR, 04/20/31	MSC	Put		2.92	04/16/26	400,000	EUR	400	(1)
U.S. SOFR, 04/22/36	BOA	Call		3.62	04/20/26	500,000		500	(3)
U.S. SOFR, 04/20/36	GSC	Call		3.60	04/16/26	900,000		900	—
U.S. SOFR, 04/29/36	GSC	Call		3.70	04/27/26	900,000		900	(3)
U.S. SOFR, 05/04/36	GSC	Call		3.67	04/30/26	1,700,000		1,700	(5)
U.S. SOFR, 04/22/36	BOA	Put		3.90	04/20/26	500,000		500	(1)
U.S. SOFR, 04/20/36	GSC	Put		3.90	04/16/26	900,000		900	(4)
U.S. SOFR, 04/29/36	GSC	Put		4.06	04/27/26	900,000		900	(2)
U.S. SOFR, 05/04/36	GSC	Put		4.07	04/30/26	1,700,000		1,700	(5)
									(24)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	DUB	04/02/26	AUD	7,604	5,246	30
AUD/USD	HSB	04/02/26	AUD	1,170	807	(4)
BRL/USD	BNP	04/02/26	BRL	11,852	2,289	48
BRL/USD	BOA	04/02/26	BRL	5	1	—
BRL/USD	GSC	04/02/26	BRL	49,470	9,550	235
BRL/USD	BNP	05/05/26	BRL	2,205	423	3
BRL/USD	GSC	07/02/26	BRL	60,512	11,443	266
CAD/USD	SCB	04/02/26	CAD	9,837	7,071	(34)
CHF/USD	HSB	04/02/26	CHF	337	421	(7)
CNY/USD	BOA	04/02/26	CNY	482	70	—
CNY/USD	CIT	04/02/26	CNY	1,444	209	(1)
CNY/USD	DUB	04/02/26	CNY	7,720	1,117	1
CNY/USD	GSC	04/02/26	CNY	1,264	183	(1)
CNY/USD	JPM	04/02/26	CNY	8,123	1,176	2
DKK/USD	JPM	04/07/26	DKK	3,395	525	2
EUR/USD	BOA	04/02/26	EUR	31,229	36,096	205
GBP/USD	ANZ	04/02/26	GBP	9,776	12,940	1
GBP/USD	CIT	04/02/26	GBP	662	876	(7)
IDR/USD	BNP	04/09/26	IDR	6,442,014	379	(1)
IDR/USD	BNP	04/13/26	IDR	5,190,464	305	(2)
IDR/USD	GSC	04/13/26	IDR	1,074,117	63	—
IDR/USD	BNP	04/16/26	IDR	4,868,476	286	(2)
IDR/USD	BNP	04/17/26	IDR	4,402,574	259	(1)
IDR/USD	BNP	04/27/26	IDR	15,518,790	913	(6)
IDR/USD	BNP	04/27/26	IDR	9,900,657	583	—
IDR/USD	BNP	05/04/26	IDR	9,204,033	541	—
IDR/USD	BNP	06/10/26	IDR	13,574,341	798	(9)
IDR/USD	BOA	06/10/26	IDR	124,199	7	—
IDR/USD	HSB	06/10/26	IDR	6,460,040	380	—
ILS/USD	BNP	04/06/26	ILS	755	240	2
ILS/USD	BOA	04/06/26	ILS	557	177	(3)
ILS/USD	BOA	06/10/26	ILS	63	20	—
INR/USD	CIT	04/07/26	INR	379,884	4,004	(164)
INR/USD	DUB	04/07/26	INR	17,282	182	(6)
INR/USD	SCB	04/07/26	INR	65,565	691	(30)
INR/USD	BNP	04/09/26	INR	217,417	2,291	(69)
INR/USD	BNP	04/24/26	INR	216,404	2,276	(16)
INR/USD	BOA	04/24/26	INR	34,686	365	(4)
INR/USD	CIT	04/24/26	INR	264,692	2,784	(43)
INR/USD	DUB	04/24/26	INR	33,588	353	(5)
INR/USD	DUB	04/24/26	INR	64,768	681	—
INR/USD	JPM	04/24/26	INR	54,881	577	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BNP	04/02/26	JPY	132,600	836	4
JPY/USD	BOA	04/02/26	JPY	265	2	—
JPY/USD	HSB	04/02/26	JPY	25,740	162	(3)
JPY/USD	MSC	04/02/26	JPY	2,939	19	—
JPY/USD	SCB	04/02/26	JPY	10,790	68	(1)
JPY/USD	BOA	05/07/26	JPY	99,797	631	4
JPY/USD	HSB	05/07/26	JPY	71,942	455	4
KRW/USD	JPM	04/09/26	KRW	400,469	262	(3)
KRW/USD	BNP	04/13/26	KRW	82,478	54	(2)
KRW/USD	BNP	04/15/26	KRW	1,025,699	670	(31)
KRW/USD	BNP	04/15/26	KRW	82,837	54	—
KRW/USD	CIT	04/15/26	KRW	1,108,832	724	(34)
KRW/USD	BNP	04/16/26	KRW	88,958	58	(2)
KRW/USD	BNP	04/17/26	KRW	29,820	19	(1)
KRW/USD	BNP	04/20/26	KRW	60,809	40	(1)
KRW/USD	BNP	04/23/26	KRW	59,963	39	(1)
MXN/USD	JPM	04/09/26	MXN	1,676	93	2
MXN/USD	GSC	04/10/26	MXN	2,906	162	5
MXN/USD	JPM	04/10/26	MXN	1,697	95	3
MXN/USD	BOA	04/13/26	MXN	1,041	58	2
MXN/USD	GSC	04/13/26	MXN	2,600	145	4
MXN/USD	GSC	04/15/26	MXN	3,487	194	5
MXN/USD	HSB	04/15/26	MXN	2,718	151	4
MXN/USD	CIT	06/10/26	MXN	47,317	2,624	(11)
MXN/USD	CIT	06/17/26	MXN	67,460	3,739	(139)
MXN/USD	CIT	09/17/26	MXN	2,639	145	(2)
NOK/USD	HSB	04/07/26	NOK	1,019	105	1
NZD/USD	ANZ	04/02/26	NZD	7,365	4,232	22
PLN/USD	BCL	04/15/26	PLN	2,254	607	(19)
PLN/USD	BNP	04/15/26	PLN	3,862	1,040	(32)
PLN/USD	BOA	04/15/26	PLN	5,462	1,471	(7)
PLN/USD	SCB	04/15/26	PLN	612	165	(4)
PLN/USD	UBS	04/15/26	PLN	5,603	1,509	(38)
SEK/USD	BNP	04/02/26	SEK	5,055	534	(13)
SGD/USD	BNP	04/02/26	SGD	24	19	—
SGD/USD	DUB	04/02/26	SGD	9,431	7,336	(48)
SGD/USD	HSB	04/02/26	SGD	12	9	—
SGD/USD	JPM	04/02/26	SGD	15	12	—
THB/USD	GSC	04/09/26	THB	9,216	280	(4)
THB/USD	DUB	04/16/26	THB	7,675	233	(2)
THB/USD	GSC	04/16/26	THB	7,556	229	(1)
THB/USD	GSC	04/16/26	THB	1,281	39	—
THB/USD	DUB	04/17/26	THB	8,109	246	(2)
THB/USD	BNP	04/20/26	THB	19	1	—
THB/USD	BNP	05/05/26	THB	3,545	108	—
TRY/USD	BCL	04/01/26	TRY	103,461	2,328	71
TRY/USD	BCL	04/02/26	TRY	2,175	49	1
TRY/USD	BCL	04/09/26	TRY	10,855	242	3
TRY/USD	BCL	04/13/26	TRY	5,029	112	—
TRY/USD	BCL	04/14/26	TRY	2,203	49	—
TRY/USD	BCL	04/17/26	TRY	3,795	84	1
TRY/USD	BCL	04/20/26	TRY	31,258	687	5
TRY/USD	BCL	04/21/26	TRY	1,780	39	—
TRY/USD	BCL	04/22/26	TRY	3,819	84	—
TRY/USD	BCL	04/24/26	TRY	2,545	56	—
TWD/USD	BNP	04/13/26	TWD	1,656	52	—
TWD/USD	BNP	04/16/26	TWD	1,912	60	—
TWD/USD	BNP	04/17/26	TWD	641	20	—
TWD/USD	BNP	04/20/26	TWD	8,634	270	—
TWD/USD	BNP	04/23/26	TWD	8,633	270	—
TWD/USD	BNP	04/27/26	TWD	17,939	562	—
TWD/USD	BNP	06/17/26	TWD	1,573	49	—
USD/AUD	CIT	04/02/26	AUD	(1,839)	(1,269)	21
USD/AUD	HSB	04/02/26	AUD	(6,935)	(4,785)	135
USD/AUD	DUB	05/04/26	AUD	(7,604)	(5,244)	(30)
USD/AUD	JPM	05/04/26	AUD	(345)	(238)	(1)
USD/BRL	BNP	04/02/26	BRL	(1,967)	(380)	(4)
USD/BRL	BNP	04/02/26	BRL	(871)	(168)	—
USD/BRL	GSC	04/02/26	BRL	(59,287)	(11,446)	(268)
USD/BRL	BOA	06/02/26	BRL	(5)	(1)	—
USD/BRL	GSC	06/02/26	BRL	(14)	(3)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/BRL	GSC	07/02/26	BRL	(13)	(2)	—
USD/CAD	ANZ	04/02/26	CAD	(7,692)	(5,529)	86
USD/CAD	JPM	04/02/26	CAD	(2,133)	(1,533)	30
USD/CAD	SCB	05/04/26	CAD	(9,824)	(7,072)	33
USD/CHF	BCL	04/02/26	CHF	(598)	(748)	29
USD/CHF	HSB	04/02/26	CHF	(304)	(380)	8
USD/CHF	BCL	05/04/26	CHF	(563)	(707)	—
USD/CNY	BNP	04/02/26	CNY	(483)	(70)	—
USD/CNY	BOA	04/02/26	CNY	(1,324)	(192)	—
USD/CNY	CIT	04/02/26	CNY	(452)	(66)	—
USD/CNY	DUB	04/02/26	CNY	(15,879)	(2,299)	19
USD/CNY	JPM	04/02/26	CNY	(897)	(130)	—
USD/CNY	DUB	05/07/26	CNY	(7,701)	(1,118)	(1)
USD/CNY	JPM	05/07/26	CNY	(8,103)	(1,176)	(2)
USD/DKK	HSB	04/07/26	DKK	(3,409)	(527)	11
USD/DKK	JPM	05/04/26	DKK	(3,390)	(525)	(2)
USD/EUR	BNP	04/02/26	EUR	(29,629)	(34,247)	783
USD/EUR	BOA	04/02/26	EUR	(830)	(959)	7
USD/EUR	CIT	04/02/26	EUR	(571)	(660)	3
USD/EUR	HSB	04/02/26	EUR	(199)	(230)	(1)
USD/EUR	BOA	05/04/26	EUR	(31,229)	(36,154)	(207)
USD/GBP	BCL	04/02/26	GBP	(6,305)	(8,345)	182
USD/GBP	BOA	04/02/26	GBP	(98)	(130)	2
USD/GBP	CIT	04/02/26	GBP	(1,507)	(1,995)	26
USD/GBP	HSB	04/02/26	GBP	(2,528)	(3,346)	62
USD/GBP	ANZ	05/05/26	GBP	(9,776)	(12,939)	(1)
USD/IDR	HSB	04/09/26	IDR	(6,444,801)	(379)	—
USD/IDR	CIT	06/10/26	IDR	(646,313)	(38)	—
USD/IDR	DUB	06/10/26	IDR	(452,430)	(27)	—
USD/ILS	BNP	04/06/26	ILS	(1,276)	(406)	7
USD/ILS	DUB	04/06/26	ILS	(1,290)	(410)	6
USD/ILS	DUB	04/13/26	ILS	(1,285)	(409)	7
USD/ILS	GSC	04/13/26	ILS	(1,381)	(440)	5
USD/ILS	BNP	05/05/26	ILS	(754)	(240)	(2)
USD/ILS	BCL	06/10/26	ILS	(792)	(252)	5
USD/ILS	BOA	06/10/26	ILS	(659)	(210)	4
USD/ILS	CIT	06/10/26	ILS	(5,036)	(1,605)	29
USD/ILS	JPM	06/10/26	ILS	(401)	(128)	1
USD/ILS	UBS	06/10/26	ILS	(1,204)	(383)	6
USD/ILS	BOA	06/17/26	ILS	(1,129)	(360)	6
USD/ILS	JPM	06/17/26	ILS	(412)	(131)	3
USD/ILS	UBS	06/17/26	ILS	(671)	(214)	5
USD/INR	BOA	04/07/26	INR	(34,624)	(365)	4
USD/INR	CIT	04/07/26	INR	(264,253)	(2,785)	43
USD/INR	DUB	04/07/26	INR	(105,533)	(1,112)	8
USD/INR	GSC	04/07/26	INR	(3,629)	(38)	2
USD/INR	JPM	04/07/26	INR	(54,787)	(577)	5
USD/INR	BNP	04/09/26	INR	(215,760)	(2,273)	19
USD/INR	BNP	05/06/26	INR	(102,490)	(1,077)	6
USD/JPY	BOA	04/02/26	JPY	(100,098)	(631)	(3)
USD/JPY	HSB	04/02/26	JPY	(72,160)	(455)	(3)
USD/KRW	BNP	04/09/26	KRW	(400,255)	(261)	9
USD/KRW	BNP	04/13/26	KRW	(82,842)	(54)	—
USD/KRW	JPM	04/15/26	KRW	(400,411)	(262)	3
USD/KRW	BNP	04/27/26	KRW	(290,442)	(189)	5
USD/MXN	BNP	04/06/26	MXN	(3,415)	(190)	—
USD/MXN	BOA	06/17/26	MXN	(6,795)	(376)	3
USD/MXN	GSC	06/17/26	MXN	(1,248)	(69)	1
USD/MXN	HSB	06/17/26	MXN	(864)	(48)	—
USD/MXN	JPM	06/17/26	MXN	(7,593)	(421)	3
USD/MXN	UBS	06/17/26	MXN	(1,102)	(61)	—
USD/NOK	CIT	04/07/26	NOK	(1,020)	(105)	(1)
USD/NOK	HSB	05/04/26	NOK	(1,019)	(105)	(1)
USD/NZD	HSB	04/02/26	NZD	(2,149)	(1,235)	29
USD/NZD	SCB	04/02/26	NZD	(5,216)	(2,997)	121
USD/NZD	ANZ	05/04/26	NZD	(7,365)	(4,237)	(22)
USD/PEN	CIT	05/26/26	PEN	(8,815)	(2,526)	(53)
USD/PEN	BOA	06/17/26	PEN	(3,621)	(1,036)	40
USD/PEN	GSC	06/17/26	PEN	(3,078)	(881)	33
USD/PEN	DUB	07/08/26	PEN	(2,991)	(855)	29
USD/PEN	BOA	07/15/26	PEN	(2,436)	(696)	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/PEN	CIT	08/03/26	PEN	(1,991)	(569)	11
USD/PLN	BNP	04/15/26	PLN	(416)	(112)	—
USD/PLN	BOA	04/15/26	PLN	(701)	(189)	1
USD/PLN	JPM	04/15/26	PLN	(724)	(195)	(1)
USD/PLN	JPM	04/15/26	PLN	(1,358)	(366)	5
USD/PLN	MSC	04/15/26	PLN	(141)	(38)	2
USD/PLN	UBS	04/15/26	PLN	(1,041)	(280)	2
USD/SEK	CIT	04/02/26	SEK	(1,035)	(109)	2
USD/SEK	HSB	04/02/26	SEK	(3,690)	(390)	5
USD/SGD	BOA	04/02/26	SGD	(3,022)	(2,350)	14
USD/SGD	JPM	04/02/26	SGD	(6,460)	(5,025)	102
USD/SGD	BNP	05/04/26	SGD	(24)	(19)	—
USD/SGD	DUB	05/04/26	SGD	(9,410)	(7,337)	46
USD/SGD	HSB	05/04/26	SGD	(12)	(9)	—
USD/SGD	JPM	05/04/26	SGD	(15)	(12)	—
USD/THB	BNP	04/09/26	THB	(9,216)	(280)	10
USD/THB	BNP	04/16/26	THB	(20,468)	(621)	19
USD/THB	SCB	04/16/26	THB	(1,343)	(41)	1
USD/THB	BNP	04/17/26	THB	(8,085)	(245)	5
USD/THB	BNP	04/20/26	THB	(11,187)	(339)	4
USD/THB	CIT	04/20/26	THB	(20)	(1)	—
USD/THB	GSC	04/20/26	THB	(9,216)	(280)	3
USD/THB	HSB	04/20/26	THB	(13,157)	(399)	15
USD/THB	BNP	04/23/26	THB	(5,620)	(171)	(1)
USD/THB	DUB	06/17/26	THB	(15,751)	(481)	2
USD/THB	GSC	06/17/26	THB	(8,821)	(269)	—
USD/TRY	BCL	04/01/26	TRY	(2,173)	(49)	(1)
USD/TRY	BCL	04/02/26	TRY	(2,193)	(49)	(1)
USD/TRY	BCL	04/03/26	TRY	(5,163)	(116)	(2)
USD/TRY	BCL	04/09/26	TRY	(5,074)	(113)	(2)
USD/TRY	BCL	04/13/26	TRY	(5,102)	(113)	(2)
USD/TRY	BCL	04/14/26	TRY	(2,218)	(49)	(1)
USD/TRY	BCL	04/16/26	TRY	(2,223)	(49)	—
USD/TRY	BCL	04/17/26	TRY	(3,843)	(85)	(2)
USD/TRY	BCL	04/20/26	TRY	(10,287)	(226)	(4)
USD/TRY	BCL	04/20/26	TRY	(11,933)	(263)	—
USD/TRY	BCL	04/21/26	TRY	(1,795)	(39)	(1)
USD/TRY	BCL	04/22/26	TRY	(3,875)	(85)	(2)
USD/TRY	BCL	04/24/26	TRY	(2,585)	(56)	(1)
USD/TRY	BCL	04/28/26	TRY	(2,261)	(49)	(1)
USD/TRY	BCL	04/29/26	TRY	(2,604)	(57)	(1)
USD/TRY	BCL	04/30/26	TRY	(6,340)	(138)	(2)
USD/TRY	BCL	05/04/26	TRY	(2,726)	(59)	—
USD/TRY	BCL	05/05/26	TRY	(1,814)	(39)	—
USD/TRY	BCL	05/06/26	TRY	(2,260)	(49)	—
USD/TWD	CIT	04/13/26	TWD	(1,561)	(49)	—
USD/TWD	BNP	05/04/26	TWD	(23,394)	(733)	(7)
USD/TWD	DUB	06/17/26	TWD	(4,194)	(132)	—
USD/ZAR	BCL	04/20/26	ZAR	(18,823)	(1,111)	39
USD/ZAR	BNP	04/20/26	ZAR	(5,841)	(345)	—
USD/ZAR	JPM	04/20/26	ZAR	(6,969)	(411)	(3)
USD/ZAR	JPM	04/20/26	ZAR	(57,596)	(3,398)	46
					(59,866)	1,721

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.44 (Q)	BOA	0.92	5.00	12/20/30	(1,954)	340	385	(45)
ITRAXX.EUR.XO.44 (Q)	BPC	0.92	5.00	12/20/30	(1,379)	240	259	(19)
ITRAXX.EUR.XO.44 (Q)	CIT	0.92	5.00	12/20/30	(230)	40	45	(5)
ITRAXX.EUR.XO.44 (Q)	GSC	0.92	5.00	12/20/30	(575)	100	102	(2)
ITRAXX.EUR.XO.44 (Q)	JPM	0.92	5.00	12/20/30	(1,954)	340	372	(32)
Pemex Project Funding Master Trust (M)‡	DUB	398.46	4.75	07/06/26	(306)	—	—	—
SoftBank Group Corp. (Q)	GSC	1.66	1.00	06/20/26	(200)	(1)	(2)	1
					(6,598)	1,059	1,161	(102)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

‡Credit Default Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	610,015	—	610,015
Government And Agency Obligations	—	157,559	—	157,559
Non-U.S. Government Agency Asset-Backed Securities	—	36,472	—	36,472
Senior Floating Rate Instruments	—	3,091	1,626	4,717
Preferred Stocks	861	—	—	861
Common Stocks	2	42	115	159
Short Term Investments	11,514	7,999	—	19,513
	12,377	815,178	1,741	829,296
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,417	—	—	1,417
Centrally Cleared Interest Rate Swap Agreements	—	2,569	—	2,569
Centrally Cleared Credit Default Swap Agreements	—	211	—	211
Exchange Traded Futures Options	1	—	—	1
Open Forward Foreign Currency Contracts	—	3,179	—	3,179
OTC Credit Default Swap Agreements	—	1	—	1
	1,418	5,960	—	7,378
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5,943)	—	—	(5,943)
Centrally Cleared Interest Rate Swap Agreements	—	(1,950)	—	(1,950)
Centrally Cleared Credit Default Swap Agreements	—	(580)	—	(580)
Exchange Traded Futures Options	(3)	—	—	(3)
Exchange Traded Written Options	(5)	—	—	(5)
OTC Written Options	—	(36)	—	(36)
Open Forward Foreign Currency Contracts	—	(1,458)	—	(1,458)
OTC Credit Default Swap Agreements	—	(103)	—	(103)
	(5,951)	(4,127)	—	(10,078)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 133.4%
U.S. Treasury Inflation Indexed Securities 106.7%
Treasury, United States Department of
0.38%, 01/15/27 - 07/15/27 (a) (b)	88,860	88,911
2.38%, 01/15/27 (a) (c)	419	427
0.13%, 04/15/27 - 02/15/52 (a) (c)	17,367	14,317
1.63%, 10/15/27 - 04/15/30 (a) (b)	75,812	76,746
0.50%, 01/15/28 (a)	53,274	52,853
1.75%, 01/15/28 (a)	15,036	15,251
1.25%, 04/15/28 (a) (c)	18,976	19,047
3.63%, 04/15/28 (a) (b)	37,631	39,566
0.75%, 07/15/28 - 02/15/45 (a) (b)	80,877	66,798
2.38%, 10/15/28 - 02/15/55 (a) (b)	53,527	53,949
0.88%, 01/15/29 - 02/15/47 (a)	35,668	29,232
2.50%, 01/15/29 (a)	17,720	18,384
2.13%, 04/15/29 - 01/15/35 (a) (b)	56,691	57,845
3.88%, 04/15/29 (a)	14,548	15,695
0.25%, 07/15/29 (a) (b)	23,838	23,187
1.63%, 10/15/29 (a) (c)	51,994	52,809
0.13%, 01/15/30 - 01/15/32 (a) (b)	87,169	81,805
0.13%, 07/15/30 - 02/15/51 (a)	43,742	35,624
1.13%, 10/15/30 (a)	17,496	17,338
0.63%, 07/15/32 (a) (b)	88,884	83,853
1.13%, 01/15/33 (a) (b)	42,147	40,610
1.38%, 07/15/33 (a) (b)	51,191	50,061
1.75%, 01/15/34 (a) (b)	45,922	45,728
1.88%, 07/15/34 - 07/15/35 (a)	77,372	77,441
1.88%, 01/15/36 (a) (c)	1,501	1,483
2.13%, 02/15/40 - 02/15/54 (a)	32,664	30,502
0.63%, 02/15/43 (a)	5,574	4,102
1.38%, 02/15/44 (a)	22,120	18,263
1.00%, 02/15/46 - 02/15/49 (a)	35,740	26,054
0.25%, 02/15/50 (a)	11,006	6,228
1.50%, 02/15/53 (a)	6,346	4,864
		1,148,973
Mortgage-Backed Securities 17.2%
Federal Home Loan Mortgage Corporation
6.04%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.80%), 07/01/36 (d)	35	36
6.19%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 09/01/36 (d)	12	12
6.18%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 10/01/36 (d)	13	13
Federal National Mortgage Association, Inc.
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.27%), 11/01/35 (d)	10	10
6.00%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 03/01/36 (d)	22	23
4.50%, 09/01/52 - 11/01/52	820	794
5.00%, 06/01/53	317	314
6.50%, 12/01/53	487	504
TBA, 4.00%, 04/15/56 - 05/15/56 (b)	18,600	17,524
TBA, 6.50%, 05/15/56 (b)	19,000	19,636
TBA, 4.50%, 06/15/56 (b)	44,800	43,117
TBA, 5.50%, 06/15/56 (b)	17,100	17,127
TBA, 6.00%, 06/15/56 (b)	39,800	40,467
Government National Mortgage Association
3.50%, 12/20/54 - 03/20/55	1,300	1,192
TBA, 3.50%, 03/15/56 - 04/15/56 (b)	43,000	39,580
Government National Mortgage Association II
3.50%, 05/20/52 - 08/20/54	4,772	4,403
		184,752
Treasury Inflation Indexed Securities 3.6%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,546,128	22,348
0.01%, 03/10/34 - 03/10/35, JPY (a)	862,838	5,203
Gouvernement De France
0.10%, 07/25/38, EUR (a)	120	115
Government of Canada
4.25%, 12/01/26, CAD (a)	7,143	5,297
Republique Francaise Presidence
0.10%, 07/25/31, EUR (a)	2,441	2,740
Segretariato Generale Della Presidenza Della Repubblica
0.40%, 05/15/30, EUR (a) (e)	2,104	2,411
1.80%, 05/15/36, EUR (a) (f)	828	964
		39,078
Collateralized Mortgage Obligations 3.3%
Federal Home Loan Mortgage Corporation
Series F1-278, 4.24%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	815	805
Series WF-4779, REMIC, 4.15%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	446	441
Series T-1A1-62, REMIC, 5.12%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	70	63
Series T-1A1-63, REMIC, 5.12%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	54	51
Series MF-5513, REMIC, 4.60%, (SOFR 30-Day Average + 0.94%), 11/25/54 (d)	2,383	2,399
Series FG-5511, REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 03/25/55 (d)	887	890
Series BF-5512, REMIC, 5.06%, (SOFR 30-Day Average + 1.40%), 03/25/55 (d)	2,096	2,114
REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 08/25/55 (d)	1,045	1,054
Series PF-4851, REMIC, 4.19%, (SOFR 30-Day Average + 0.51%), 08/15/57 (d)	3,882	3,806
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 3.84%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	15	15
Series 2024-CF-46, REMIC, 4.81%, (SOFR 30-Day Average + 1.15%), 07/25/54 (d)	2,096	2,111
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 5.59%, (12 Month Term SOFR + 1.47%), 04/20/67 (d)	478	483
Series 2018-FG-H15, REMIC, 4.93%, (12 Month Term SOFR + 0.87%), 08/20/68 (d)	1,376	1,383
Series 2022-F-H22, REMIC, 4.57%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,229	2,246
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Series 2025-FJ-47, REMIC, 4.69%, (SOFR 30-Day Average + 1.03%), 06/25/55 (d)	4,882	4,939
Series 2033-F-53, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 07/25/55 (d)	1,632	1,648
Series 2025-FK-66, REMIC, 4.84%, (SOFR 30-Day Average + 1.18%), 08/25/55 (d)	772	778
Series 2025-F-H22, REMIC, 4.44%, (SOFR 30-Day Average + 0.78%), 10/20/75 (d) (g)	10,508	10,499
		35,725
Sovereign 2.6%
Cabinet Office, Government of Japan
3.40%, 12/20/55, JPY	890,000	5,364
Gobierno Federal de los Estados Unidos Mexicanos
5.85%, 07/02/32	300	303
6.63%, 01/29/38	300	305
HM Treasury
4.00%, 10/22/31, GBP	17,200	22,270
		28,242
U.S. Treasury Note 0.0%
Treasury, United States Department of
4.25%, 08/15/35 (c)	129	129
U.S. Treasury Bond 0.0%
Treasury, United States Department of
4.88%, 08/15/45 (c)	91	91
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	27	27
Total Government And Agency Obligations (cost $1,457,528)		1,437,017
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.1%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 4.97%, (3 Month Term SOFR + 1.30%), 10/20/31 (d)	8	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 0.73%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (g) (h)	313	116
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	59	30
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 4.50%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (g) (h)	207	191
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,158	681
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	182	153
Anchorage Capital CLO 20, Ltd.
Series 2021-A1R-20A, 4.77%, (3 Month Term SOFR + 1.10%), 01/22/35 (d)	900	899
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-A-FL1, 5.12%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	419	419
Arbour CLO VI Designated Activity Company
Series AR-6A, 3.13%, 11/15/37, EUR (d) (f)	1,000	1,157
Atlas Senior Loan Fund XV Ltd.
Series 2019-A1R-15A, 4.89%, (3 Month Term SOFR + 1.22%), 10/23/32 (d)	240	240
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 5.30%, 06/25/35 (d)	8	7
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.45%, 03/26/37 (d)	73	71
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 5.04%, 01/25/36 (d)	64	60
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.48%, 08/25/36 (d)	76	43
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 6.08%, 05/25/33 (d)	4	3
Series 2003-2A1-9, REMIC, 5.56%, 02/25/34 (d)	26	25
Series 2004-22A1-9, REMIC, 5.61%, 11/25/34 (d)	19	18
Series 2004-22A1-10, REMIC, 5.12%, 01/25/35 (d)	23	20
Bear Stearns ARM Trust 2005-6
Series 2005-2A1-1, REMIC, 4.50%, 03/25/35 (d)	52	48
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.44%, 12/26/46 (d)	150	115
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 3.04%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (f)	81	94
Bluemountain CLO XXIII LLC
Series 2018-A1-22A, 5.01%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	161	161
Bosphorus CLO IX DAC
Series AR-9A, 0.00%, 04/15/38, EUR (d)	3,800	4,392
Bosphorus CLO VI Designated Activity Company
Series A-6A, 2.88%, (3 Month EURIBOR + 0.85%), 05/25/34, EUR (d) (f)	4,018	4,629
Capital Four CLO X Designated Activity Company
Series A-10A, 3.28%, (3 Month EURIBOR + 1.25%), 10/25/38, EUR (d) (f)	2,400	2,766
Capital Four US CLO II Ltd.
Series 2022-AR-1A, 5.57%, (3 Month Term SOFR + 1.90%), 01/21/37 (d)	500	500
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 3.82%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (g) (h)	151	145
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 6.00%, 02/25/37 (d)	6	6
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	698	302
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 5.29%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,143	1,137
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 3.69%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (g) (h)	973	950
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.45%, 09/25/37 (d)	190	176
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 3.78%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (g) (h)	39	28
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 4.34%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (g) (h)	872	759
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 4.19%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (h)	1,200	1,105
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.45%, 03/25/37 (d)	722	629
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	4	4
Series 2005-2A2B-3, REMIC, 5.39%, 08/25/35 (d)	16	17
Series 2005-A1-6, REMIC, 5.78%, (1 Year Treasury + 2.10%), 09/25/35 (d)	3	3
Series 2005-A2-6, REMIC, 6.18%, (1 Year Treasury + 2.15%), 09/25/35 (d)	2	2
Series 2005-M3-HE4, REMIC, 3.33%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (g) (h)	3,422	3,169
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 2.96%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (g) (h)	80	55
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 1.92%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (g) (h)	60	40
Series 2007-A3-CB6, REMIC, 1.92%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (g) (h)	1,765	1,163
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 1.26%, 02/25/37 (d) (g) (h)	566	119
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.08%, 12/03/37 (d)	1,565	1,428
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.53%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (h)	50	49
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 3.98%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (h)	2,710	2,559
Dryden 44 Euro CLO 2015 B.V.
Series 2015-A1RR-44A, 2.91%, (3 Month EURIBOR + 0.88%), 04/17/34, EUR (d) (f)	452	522
Dryden 52 Euro CLO 2017 B.V. In Liquidatie
Series 2017-AR-52A, 2.84%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (f)	155	179
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 4.90%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	148	148
Elevation CLO 2022-16 Ltd.
Series 2022-A1AR-16A, 4.80%, (3 Month Term SOFR + 1.13%), 07/25/34 (d)	600	598

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 4.80%, (SONIA + 1.07%), 06/13/45, GBP (d) (e)	139	183
Series 2007-A3C-3A, 4.80%, (SONIA + 1.07%), 06/13/45, GBP (d) (f)	48	63
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 4.10%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (h)	933	908
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 4.25%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (g) (h)	4,334	3,885
First NLC Trust
Series 2007-A1-1, REMIC, 3.86%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	178	84
Gallatin CLO VIII 2017-1 Ltd.
Series 2017-A1R-1A, 5.02%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	418	418
GCBSL 2020-50A A1R2 TSFR3
Series 2020-A-50, 4.78%, (3 Month Term SOFR + 1.11%), 04/20/35 (d)	3,600	3,595
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 4.40%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (g) (h)	182	167
Grifonas Finance No.1 PLC
Series A-1, 2.42%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (e) (h)	179	203
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 1.85%, 03/25/46 (d) (g) (h)	198	102
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 6.45%, 01/25/35 (d)	12	12
HarborView Mortgage Loan Trust
Series 2004-2A-1, REMIC, 5.46%, 04/19/34 (d)	43	42
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 3.11%, (1 Month Term SOFR + 0.49%), 09/19/37 (d) (g) (h)	12	11
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 2.78%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (d) (f)	203	234
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 4.17%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (g) (h)	596	579
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	5	5
Series 2005-2A1-AR1, REMIC, 5.04%, 11/25/35 (d)	9	11
Series 2005-A1-16IP, REMIC, 5.17%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (g) (h)	52	39
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 4.09%, (1 Month Term SOFR + 0.53%), 10/25/36 (d) (h)	4	4
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 5.09%, 08/25/35 (d)	34	33
Series 2005-2A1-A6, REMIC, 5.94%, 08/25/35 (d)	21	21
Series 2005-4A1-A6, REMIC, 5.18%, 09/25/35 (d)	4	3
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 6.22%, 07/25/35 (d)	4	4
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 3.94%, 07/27/37 (d)	115	106
KKR CLO 11 Ltd.
Series AR-11, 5.11%, (3 Month Term SOFR + 1.44%), 01/15/31 (d)	56	56
LCM 36 Ltd.
Series A1R-36A, 4.74%, (3 Month Term SOFR + 1.07%), 01/15/34 (d)	2,000	1,995
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 4.29%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (h)	265	248
LoanCore 2021-CRE7 Issuer Ltd.
Series 2022-A-CRE7, 5.22%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	274	273
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 1.50%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (g) (h)	363	139
Man GLG Euro CLO V Designated Activity Company
Series A1R-5A, 2.84%, (3 Month EURIBOR + 0.69%), 12/15/31, EUR (d) (f)	9	10
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 5.07%, 12/25/33 (d)	28	27
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 1.63%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (g) (h)	39	37
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 5.84%, 02/25/34 (d)	28	27
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 5.90%, 02/25/33 (d)	15	14
MF1 2022-FL9 LLC
Series 2022-A-FL9, 5.82%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	908	908
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	120	117
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 1.87%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (g) (h)	1,118	468
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 4.27%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (g) (h)	30	27
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 4.21%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (g) (h)	234	249
Series 2005-M2-HE2, REMIC, 3.54%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (g) (h)	632	613
Series 2005-M3-HE5, REMIC, 3.56%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (g) (h)	897	855
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 4.79%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (h)	85	83
Mountain View CLO 2016-1 LLC
Series 2016-AR3-1A, 4.55%, (3 Month Term SOFR + 0.88%), 04/14/33 (d)	2,100	2,100
Nelnet Student Loan Trust 2026-A
Series 2026-A1B-A, REMIC, 4.97%, (SOFR 30-Day Average + 1.30%), 02/21/61 (d)	2,685	2,686
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 4.56%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	173	169
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	836	809
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 4.55%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (h)	1,362	1,335
Octagon Investment Partners 40 Ltd.
Series 2019-A1RR-1A, 4.71%, (3 Month Term SOFR + 1.04%), 01/20/35 (d)	700	698
OZLM XXIV, Ltd.
Series 2019-A1AR-24A, 5.09%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	124	124
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-AR-3A, 2.95%, (3 Month EURIBOR + 0.97%), 05/15/33, EUR (d) (f)	277	321
Palmer Square European Loan Funding 2024-1 Designated Activity Company
Series 2024-AR-1A, 2.95%, (3 Month EURIBOR + 0.97%), 08/15/33, EUR (d) (f)	763	881
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-A-2A, 2.97%, (3 Month EURIBOR + 0.99%), 05/15/34, EUR (d) (f)	997	1,151

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Project Cashmere
Series A1, 4.54%, 12/30/57, AUD (i)	17,200	11,867
Providus CLO IV Designated Activity Company
Series AR-4A, 2.85%, (3 Month EURIBOR + 0.82%), 04/20/34, EUR (d) (f)	1,818	2,102
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 4.75%, 10/25/37 (d)	391	326
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 4.25%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (h)	1,671	1,633
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 4.66%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (h)	85	87
Residential Asset Securities Corporation
Series 2006-M1-KS3, REMIC, 4.28%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (h)	37	37
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	182	53
RMRK 2021-5A AR 144A TSFR3M+119BP
Series 2021-AR-5A, 4.86%, 01/15/35 (d)	4,100	4,096
Romark Credit Funding Ltd.
Series 2025-A-4A, 5.42%, 07/22/43	1,000	1,007
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 3.37%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (g) (h)	2,000	1,712
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 3.65%, (1 Month Term SOFR + 0.42%), 09/25/47 (d) (g) (h)	211	203
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 0.00%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (g) (h)	2,444	788
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 1.51%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (g) (h)	342	123
Shackleton 2019-XIV CLO Ltd.
Series 2019-A1RR-14A, 4.87%, (3 Month Term SOFR + 1.20%), 07/20/34 (d)	1,000	999
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 4.70%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,060	1,045
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.08%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (f)	73	73
Sound Point CLO IX Ltd.
Series 2015-ARRR-2A, 5.14%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	606	606
Sound Point CLO XXVIII, Ltd.
Series 2020-A1R-3A, 4.95%, (3 Month Term SOFR + 1.28%), 01/26/32 (d)	597	598
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 2.10%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (g) (h)	1,220	840
St. Paul's CLO II Designated Activity Company
Series AR4-2A, 3.01%, 10/25/35, EUR (d) (f)	600	692
St. Paul's CLO X Designated Activity Company
Series AR-10A, 2.83%, (3 Month EURIBOR + 0.80%), 04/22/35, EUR (d) (f)	562	647
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 4.44%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (g) (h)	3	3
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 5.94%, 02/25/34 (d)	38	36
SYMP 2021-29A AR TSFR3M+1
Series 2021-AR-29A, 4.82%, (3 Month Term SOFR + 1.15%), 10/15/35 (d)	1,200	1,199
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 0.62%, 09/25/36 (d) (g) (h)	473	12
TCW CLO 2019-1 AMR Ltd.
Series 2019-ASNR-1A, 5.13%, (3 Month Term SOFR + 1.30%), 08/16/34 (d)	600	600
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 5.55%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,445	1,172
Series 2005-A3-1, REMIC, 5.27%, 04/25/45 (d)	29	29
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 2.79%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (f)	1,403	1,615
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 4.79%, (1 Month Term SOFR + 1.11%), 07/25/27 (d)	224	224
Trinitas CLO XIX Ltd.
Series 2022-A1R-19A, 4.78%, (3 Month Term SOFR + 1.11%), 10/20/33 (d)	1,159	1,159
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 5.32%, (1 Month Term SOFR + 1.65%), 02/17/39 (d) (h)	153	153
Voya CLO 2019-2 Ltd.
Series 2019-AR-2A, 4.87%, (3 Month Term SOFR + 1.20%), 07/20/32 (d)	289	289
Voya Euro CLO IV Designated Activity Company
Series AR-4A, 2.99%, (3 Month EURIBOR + 0.97%), 10/15/34, EUR (d) (f)	1,600	1,845
WaMu Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 3.30%, (12 Month Treasury Average + 0.77%), 05/25/47 (d) (g)	124	106
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 5.69%, 06/25/33 (d) (g)	26	25
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 5.63%, 09/25/33 (d)	13	12
Series 2005-2A1-AR14, REMIC, 4.69%, 12/25/35 (d)	20	18
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 3.66%, (12 Month Treasury Average + 1.00%), 08/25/46 (d) (g)	601	568
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 5.36%, 03/25/33 (d)	13	12
Total Non-U.S. Government Agency Asset-Backed Securities (cost $100,887)		97,881
CORPORATE BONDS AND NOTES 0.7%
Communication Services 0.5%
Beignet Investments, LLC
6.58%, 05/30/49 (f)	5,700	5,889
Financials 0.2%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (f)	40	39
Bank of America Corporation
5.88%, (100, 03/15/28) (j)	1,160	1,162
Credicorp Capital Sociedad Titularizada S.A.
9.70%, 03/05/45, PEN (f)	700	215
Credit Suisse Group AG
1.00%, 06/24/27, EUR (e)	100	115
7.00%, 09/30/27, GBP (e)	100	134
		1,665
Consumer Discretionary 0.0%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (f)	300	292
Total Corporate Bonds And Notes (cost $7,624)		7,846
PREFERRED STOCKS 0.1%
Financials 0.1%
Wells Fargo & Company - Series A, 7.50% (j) (k)	—	578
Total Preferred Stocks (cost $500)		578

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.7%
Discount Notes 0.4%
FHLBanks Office of Finance
3.58%, 04/01/26 (l) (m)	4,300	4,300
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (n) (o)	2,744	2,744
Treasury Securities 0.1%
Turkiye Cumhuriyet Merkez Bankasi Anonim Sirketi
37.42%, 04/07/26, TRY (l)	40,000	893
U.S. Treasury Bill 0.0%
Treasury, United States Department of
3.68%, 04/21/26 (c) (l)	9	9
Total Short Term Investments (cost $7,956)		7,946
Total Investments 144.0% (cost $1,574,495)		1,551,268
Other Derivative Instruments 0.2%		2,100
Other Assets and Liabilities, Net (44.2)%		(476,114)
Total Net Assets 100.0%		1,077,254

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $886,766.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $26,380 and 2.4% of the Fund.

(g) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Convertible security.

(l) The coupon rate represents the yield to maturity.

(m) The security is a direct debt of the agency and not collateralized by mortgages.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,485	28,736	27,477	8	—	—	2,744	0.3
JNL Government Money Market Fund, 3.63% - Class SL	—	755	755	—	—	—	—	—
	1,485	29,491	28,232	8	—	—	2,744	0.3

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	103	115	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	121	134	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 4.80%, 06/13/45	06/29/16	172	183	—
Grifonas Finance No.1 PLC, Series A-1, 2.42%, 08/28/39	02/10/15	163	203	—
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	2,545	2,411	0.3
		3,104	3,046	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	8	July 2026		665	—	25
Australia 10 Year Bond	187	June 2026	AUD	20,269	133	(85)
Brent Crude	4	October 2026		314	(17)	5
California Carbon Allowance Vintage	185	December 2026		5,497	(6)	(108)
Cocoa	6	July 2026		198	7	4
Coffee C	2	September 2026		205	2	3
Copper	1	July 2026		140	1	1
Crude Oil, WTI	3	September 2026		192	(14)	42
Euro BOBL	1	June 2026	EUR	117	—	(2)
Euro Buxl 30 Year Bond	121	June 2026	EUR	13,501	285	(184)
Euro Schatz	170	June 2026	EUR	17,963	79	17
Gasoline, RBOB	4	September 2026		344	(15)	100
Iron Ore	4	May 2026		43	—	—
Iron Ore	3	July 2026		32	—	(1)
Italy Government BTP Bond	306	June 2026	EUR	36,657	495	(1,242)
KC HRW Wheat	6	September 2026		186	2	13
Live Cattle	10	July 2026		941	13	32
Milling Wheat No. 2	10	September 2026	EUR	106	2	2
New York Harbor ULSD	2	September 2026		188	(9)	78
Silver	1	July 2026		346	22	32
Soybean	14	July 2026		828	7	2
Soybean	18	November 2026		1,013	12	28
Soybean Meal	5	May 2026		149	1	9
Soybean Meal	46	July 2026		1,454	6	(8)
Soybean Meal	8	December 2026		252	2	(3)
Soybean Oil	1	December 2026		35	—	4
United States 10 Year Ultra Bond	299	June 2026		34,372	67	(431)
United States 5 Year Note	3	July 2026		327	—	(2)
United States Long Bond	3	June 2026		341	(3)	1
United States Ultra Bond	73	June 2026		8,515	34	(6)
Zinc	10	July 2026		804	—	5
					1,106	(1,669)
Short Contracts
Carbon Emission	(1)	December 2026	EUR	(70)	(1)	(3)
Cocoa	(1)	July 2026	GBP	(25)	(1)	—
Cocoa	(8)	September 2026		(269)	(11)	(4)
Coffee C	(1)	July 2026		(109)	(1)	(1)
Corn	(66)	July 2026		(1,536)	(4)	(9)
Corn	(25)	September 2026		(560)	1	(28)
Cotton No. 2	(9)	July 2026		(311)	2	(13)
Cotton No. 2	(9)	December 2026		(316)	2	(18)
Euro Bund	(114)	June 2026	EUR	(14,424)	(120)	150
Euro OAT	(340)	June 2026	EUR	(41,644)	(432)	1,491
Japan 10 Year Bond	(24)	June 2026	JPY	(3,154,660)	(38)	171
KC HRW Wheat	(10)	July 2026		(312)	(3)	(13)
Lead	(19)	July 2026		(919)	—	11
Lean Hogs	(14)	June 2026		(608)	5	20
Natural Gas	(5)	June 2026	EUR	(195)	16	15
Natural Gas	(22)	July 2026		(744)	13	32
Natural Gas	(3)	September 2026		(104)	2	5
Nickel	(3)	July 2026		(309)	—	—
Soybean Oil	(4)	July 2026		(160)	(1)	(5)
Sugar No. 11	(40)	December 2026		(631)	5	(88)
United States 10 Year Note	(229)	June 2026		(25,551)	(54)	122
United States 2 Year Note	(891)	July 2026		(185,947)	(56)	1,113
Wheat	(20)	July 2026		(603)	(6)	(24)
Wheat	(12)	September 2026		(347)	(4)	(36)
White Sugar	(2)	September 2026		(42)	—	(4)
					(686)	2,884

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
3M JIBAR (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	17	132

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	(30)	2,448
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	(85)	7,238
6M EURIBOR (S)	Receiving	3.05	(A)	01/13/56	EUR	7,530	(91)	(240)
6M EURIBOR (S)	Receiving	3.00	(A)	09/16/56	EUR	29,250	(364)	185
6M EURIBOR (S)	Paying	2.75	(A)	09/16/36	EUR	90,740	853	(2,108)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	—
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	(8)	15
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(6)	11
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	1,021,000	(15)	37
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.00	(A)	02/15/27	EUR	1,600	2	20
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	1.64	(A)	06/15/27	EUR	13,700	18	307
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.05	(A)	08/15/34	EUR	8,500	(1)	126
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.03	(A)	09/15/34	EUR	5,000	—	97
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	17	176
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	800	8	100
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.68	(A)	10/15/53	EUR	900	8	96
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.74	(A)	10/15/53	EUR	1,300	12	148
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	—	(22)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	4	103
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	2	33
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	8,920	(17)	(2,045)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	10	—	—
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	6	6
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	8	38
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	2	2
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	4	(13)
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/18/28	GBP	21,800	56	47
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/18/31	GBP	33,980	153	(954)
U.K. Retail Price Index (A)	Receiving	3.37	(A)	09/15/27	GBP	8,200	4	163
U.K. Retail Price Index (A)	Paying	3.50	(A)	08/15/34	GBP	5,800	(39)	(106)
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/34	GBP	2,400	(20)	(45)
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	7	634
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	4	285
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	13	500
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	3	94
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	(4)	676
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	(5)	790
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	—	69
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	(1)	147
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	(11)	2,148
U.S. CPURNSA (A)	Paying	3.30	(A)	06/04/26		5,600	(14)	(2)
U.S. CPURNSA (A)	Paying	3.44	(A)	08/01/26		6,800	8	(27)
U.S. CPURNSA (A)	Paying	3.43	(A)	08/27/26		11,200	12	(28)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	6	(1,242)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	6	(1,007)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	5	(893)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	4	(954)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	7	(2,638)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	1	(507)
U.S. SOFR (A)	Receiving	3.41	(A)	08/31/30		300	—	2
U.S. SOFR (A)	Receiving	3.34	(A)	08/31/30		1,600	(1)	16
U.S. SOFR (A)	Receiving	3.33	(A)	08/31/30		3,026	(2)	47
U.S. SOFR (A)	Receiving	3.33	(A)	08/31/30		44,790	(29)	287
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32		29,167	(25)	(79)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/34		7,700	(5)	(50)
U.S. SOFR (A)	Receiving	3.76	(A)	08/15/35		7,700	(5)	48
U.S. SOFR (A)	Receiving	3.77	(A)	08/15/35		9,500	(6)	52
U.S. SOFR (A)	Receiving	3.78	(A)	08/15/35		10,300	(7)	49
U.S. SOFR (A)	Receiving	3.80	(A)	08/15/35		11,700	(8)	35
U.S. SOFR (A)	Receiving	4.00	(A)	11/15/53		200	1	5
U.S. SOFR (A)	Receiving	4.02	(A)	11/15/53		400	1	9
U.S. SOFR (A)	Receiving	4.08	(A)	11/15/53		7,443	25	40
U.S. SOFR (A)	Receiving	4.01	(A)	11/15/53		8,300	28	80
U.S. SOFR (Q)	Receiving	2.24	(S)	11/21/53		10,490	38	3,800
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	71	4,181
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		7,700	24	641
U.S. SOFR (Q)	Paying	2.34	(S)	11/21/28		50,860	14	(1,968)
							653	11,235

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.45, 12/20/30	GSC	Put	0.85	05/20/26	3,700,000		3,700	(3)

Interest Rate Swaptions
6M EURIBOR, 01/27/29	BCL	Call	2.44	01/25/27	51,900,000	EUR	51,900	(165)
6M EURIBOR, 01/27/29	BCL	Put	2.44	01/25/27	51,900,000	EUR	51,900	(695)
								(860)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	04/02/26	AUD	1,547	1,067	(10)
AUD/USD	DUB	04/02/26	AUD	8,437	5,821	33
AUD/USD	HSB	04/02/26	AUD	2,011	1,387	(30)
BRL/USD	BOA	04/02/26	BRL	7,764	1,499	10
BRL/USD	GSC	04/02/26	BRL	72,646	14,025	548
BRL/USD	BNP	05/05/26	BRL	4,199	805	5
BRL/USD	GSC	07/02/26	BRL	72,621	13,733	319
CAD/USD	SCB	04/02/26	CAD	19,702	14,163	(68)
CAD/USD	BCL	05/04/26	CAD	24	17	—
CHF/USD	HSB	04/02/26	CHF	888	1,111	(23)
CHF/USD	SGS	04/02/26	CHF	1,449	1,813	5
CNY/USD	BOA	04/02/26	CNY	896	130	—
CNY/USD	CIT	04/02/26	CNY	2,630	381	(1)
CNY/USD	DUB	04/02/26	CNY	1,763	255	—
CNY/USD	GSC	04/02/26	CNY	2,363	342	(2)
CNY/USD	JPM	04/02/26	CNY	1,855	269	—
COP/USD	CIT	08/18/26	COP	4,262,736	1,124	2
COP/USD	CIT	09/16/26	COP	4,227,986	1,107	15
EUR/USD	BOA	04/02/26	EUR	12,836	14,837	(334)
EUR/USD	HSB	04/02/26	EUR	795	919	6
EUR/USD	SGS	04/02/26	EUR	1,046	1,209	(29)
EUR/USD	SGS	04/02/26	EUR	25,486	29,458	47
GBP/USD	ANZ	04/02/26	GBP	14,135	18,709	1
GBP/USD	CIT	04/02/26	GBP	1,180	1,562	(4)
IDR/USD	BNP	04/13/26	IDR	9,647,491	568	(4)
IDR/USD	GSC	04/13/26	IDR	1,996,431	117	(1)
IDR/USD	BNP	04/16/26	IDR	9,028,818	531	(3)
IDR/USD	BNP	04/17/26	IDR	8,127,829	478	(2)
IDR/USD	BNP	04/27/26	IDR	47,722,206	2,806	(13)
IDR/USD	BNP	05/04/26	IDR	17,497,774	1,029	1
IDR/USD	BNP	06/10/26	IDR	38,832,226	2,281	(28)
IDR/USD	CIT	06/10/26	IDR	1,847,479	109	(1)
IDR/USD	SCB	06/10/26	IDR	713,361	42	—
ILS/USD	BNP	04/06/26	ILS	2,618	833	6
ILS/USD	BOA	06/10/26	ILS	434	138	(1)
ILS/USD	BOA	06/10/26	ILS	126	40	—
ILS/USD	JPM	06/10/26	ILS	530	169	(2)
INR/USD	BNP	04/07/26	INR	50,881	536	(15)
INR/USD	CIT	04/07/26	INR	988,923	10,422	(428)
INR/USD	DUB	04/07/26	INR	48,206	508	(15)
INR/USD	SCB	04/07/26	INR	173,033	1,824	(76)
INR/USD	BOA	04/24/26	INR	94,506	994	(11)
INR/USD	CIT	04/24/26	INR	721,189	7,587	(118)
INR/USD	DUB	04/24/26	INR	91,515	963	(14)
INR/USD	DUB	04/24/26	INR	176,468	1,856	1
INR/USD	JPM	04/24/26	INR	149,530	1,573	(15)
JPY/USD	BOA	04/02/26	JPY	2,995,539	18,875	100
JPY/USD	HSB	04/02/26	JPY	2,322,753	14,636	108
KRW/USD	BNP	04/13/26	KRW	153,173	100	(4)
KRW/USD	BNP	04/15/26	KRW	153,840	100	(1)
KRW/USD	BNP	04/16/26	KRW	177,915	116	(4)
KRW/USD	BNP	04/17/26	KRW	59,641	39	(1)
KRW/USD	BNP	04/20/26	KRW	114,016	74	(1)
KRW/USD	BNP	04/23/26	KRW	104,935	69	(1)
MXN/USD	JPM	04/09/26	MXN	4,481	250	6
MXN/USD	GSC	04/10/26	MXN	7,768	433	12
MXN/USD	JPM	04/10/26	MXN	4,535	253	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
MXN/USD	BOA	04/13/26	MXN	2,863	160	4
MXN/USD	GSC	04/13/26	MXN	7,149	399	10
MXN/USD	GSC	04/15/26	MXN	9,334	520	14
MXN/USD	HSB	04/15/26	MXN	7,274	405	11
MXN/USD	JPM	04/20/26	MXN	85,967	4,789	(12)
MXN/USD	CIT	06/10/26	MXN	15,180	841	(3)
MXN/USD	BNP	06/17/26	MXN	39,858	2,209	(80)
MXN/USD	CIT	06/17/26	MXN	11,673	647	(24)
MXN/USD	GSC	06/17/26	MXN	38,267	2,120	(76)
MXN/USD	UBS	06/17/26	MXN	29,672	1,645	(56)
MXN/USD	CIT	09/17/26	MXN	7,072	389	(7)
NOK/USD	BCL	04/07/26	NOK	205	21	—
NOK/USD	HSB	04/07/26	NOK	1,107	114	(1)
NOK/USD	HSB	04/07/26	NOK	2,271	235	2
NZD/USD	ANZ	04/02/26	NZD	13,832	7,949	41
PLN/USD	BCL	04/15/26	PLN	3,286	885	(28)
PLN/USD	BNP	04/15/26	PLN	7,613	2,051	(61)
PLN/USD	SCB	04/15/26	PLN	1,695	457	(12)
PLN/USD	UBS	04/15/26	PLN	8,168	2,200	(55)
PLN/USD	DUB	04/22/26	PLN	7,684	2,070	(45)
PLN/USD	UBS	04/22/26	PLN	4,426	1,192	(33)
SEK/USD	BCL	04/02/26	SEK	9,868	1,042	(45)
SEK/USD	SGS	05/04/26	SEK	3,344	354	3
SGD/USD	BNP	04/02/26	SGD	43	33	—
SGD/USD	DUB	04/02/26	SGD	16,780	13,051	(85)
SGD/USD	HSB	04/02/26	SGD	21	16	—
SGD/USD	JPM	04/02/26	SGD	27	21	—
THB/USD	DUB	04/16/26	THB	14,300	434	(4)
THB/USD	GSC	04/16/26	THB	14,080	427	(2)
THB/USD	GSC	04/16/26	THB	2,386	72	—
THB/USD	DUB	04/17/26	THB	15,245	463	(4)
THB/USD	BNP	04/20/26	THB	23	1	—
THB/USD	BNP	05/05/26	THB	6,697	204	—
TWD/USD	BNP	04/13/26	TWD	7,148	224	1
TWD/USD	SCB	04/13/26	TWD	6,079	190	—
TWD/USD	BNP	04/16/26	TWD	3,585	112	—
TWD/USD	BNP	04/17/26	TWD	1,282	40	—
TWD/USD	BNP	04/20/26	TWD	16,309	511	1
TWD/USD	BNP	04/23/26	TWD	16,307	511	1
TWD/USD	BNP	04/27/26	TWD	33,595	1,053	2
USD/AUD	HSB	04/02/26	AUD	(11,995)	(8,276)	245
USD/AUD	DUB	05/04/26	AUD	(8,437)	(5,819)	(33)
USD/BRL	BNP	04/02/26	BRL	(4,040)	(780)	(9)
USD/BRL	BNP	04/02/26	BRL	(6,652)	(1,284)	1
USD/BRL	GSC	04/02/26	BRL	(71,150)	(13,736)	(322)
USD/BRL	BOA	06/02/26	BRL	(6)	(1)	—
USD/BRL	GSC	06/02/26	BRL	(17)	(3)	—
USD/BRL	GSC	07/02/26	BRL	(15)	(3)	—
USD/CAD	ANZ	04/02/26	CAD	(19,678)	(14,145)	220
USD/CAD	BCL	04/02/26	CAD	(24)	(17)	—
USD/CAD	SCB	05/04/26	CAD	(19,675)	(14,163)	67
USD/CHF	HSB	04/02/26	CHF	(316)	(396)	5
USD/CHF	SGS	04/02/26	CHF	(2,018)	(2,524)	90
USD/CHF	SGS	05/04/26	CHF	(1,444)	(1,813)	(5)
USD/CNY	BNP	04/02/26	CNY	(828)	(120)	1
USD/CNY	BOA	04/02/26	CNY	(2,524)	(365)	—
USD/CNY	CIT	04/02/26	CNY	(862)	(125)	—
USD/CNY	DUB	04/02/26	CNY	(3,638)	(527)	4
USD/CNY	JPM	04/02/26	CNY	(1,656)	(240)	—
USD/CNY	DUB	05/07/26	CNY	(1,759)	(255)	—
USD/CNY	JPM	05/07/26	CNY	(1,850)	(269)	—
USD/COP	CIT	06/17/26	COP	(3,828,638)	(1,024)	(38)
USD/COP	UBS	06/17/26	COP	(4,394,907)	(1,175)	(42)
USD/EUR	CIT	04/02/26	EUR	(4,804)	(5,553)	8
USD/EUR	HSB	04/02/26	EUR	(577)	(667)	1
USD/EUR	SGS	04/02/26	EUR	(34,782)	(40,203)	968
USD/EUR	SGS	05/04/26	EUR	(25,486)	(29,506)	(49)
USD/GBP	BCL	04/02/26	GBP	(14,571)	(19,286)	421
USD/GBP	BOA	04/02/26	GBP	(331)	(438)	7
USD/GBP	CIT	04/02/26	GBP	(413)	(547)	6
USD/GBP	ANZ	05/05/26	GBP	(14,135)	(18,708)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/IDR	BNP	06/10/26	IDR	(1,843,224)	(108)	1
USD/IDR	CIT	06/10/26	IDR	(1,754,381)	(103)	1
USD/IDR	DUB	06/10/26	IDR	(1,228,023)	(72)	1
USD/ILS	BNP	04/06/26	ILS	(3,464)	(1,102)	20
USD/ILS	DUB	04/06/26	ILS	(3,501)	(1,114)	15
USD/ILS	DUB	04/13/26	ILS	(3,488)	(1,110)	19
USD/ILS	GSC	04/13/26	ILS	(3,400)	(1,082)	12
USD/ILS	BNP	05/05/26	ILS	(2,615)	(833)	(6)
USD/ILS	BCL	06/10/26	ILS	(134)	(43)	1
USD/ILS	BOA	06/10/26	ILS	(1,393)	(444)	8
USD/ILS	CIT	06/10/26	ILS	(872)	(278)	5
USD/ILS	JPM	06/10/26	ILS	(1,084)	(345)	3
USD/ILS	UBS	06/10/26	ILS	(2,571)	(819)	12
USD/ILS	BOA	06/17/26	ILS	(2,563)	(817)	12
USD/ILS	JPM	06/17/26	ILS	(1,142)	(364)	8
USD/ILS	SGS	06/17/26	ILS	(2,694)	(859)	17
USD/ILS	UBS	06/17/26	ILS	(1,420)	(453)	10
USD/INR	BOA	04/07/26	INR	(94,337)	(994)	11
USD/INR	CIT	04/07/26	INR	(719,990)	(7,588)	117
USD/INR	DUB	04/07/26	INR	(287,726)	(3,033)	23
USD/INR	GSC	04/07/26	INR	(9,978)	(105)	4
USD/INR	JPM	04/07/26	INR	(149,274)	(1,573)	15
USD/INR	BNP	05/06/26	INR	(193,759)	(2,035)	12
USD/JPY	BOA	04/02/26	JPY	(11,922)	(75)	2
USD/JPY	HSB	04/02/26	JPY	(861,500)	(5,428)	(11)
USD/JPY	HSB	04/02/26	JPY	(1,155,259)	(7,280)	147
USD/JPY	MSC	04/02/26	JPY	(132,090)	(832)	16
USD/JPY	SCB	04/02/26	JPY	(484,953)	(3,056)	53
USD/JPY	SGS	04/02/26	JPY	(2,674,822)	(16,854)	337
USD/JPY	BOA	05/07/26	JPY	(2,986,518)	(18,881)	(106)
USD/JPY	CIT	05/07/26	JPY	(4)	—	—
USD/JPY	HSB	05/07/26	JPY	(2,152,928)	(13,611)	(107)
USD/JPY	JPM	05/07/26	JPY	(2,236)	(14)	—
USD/KRW	BNP	04/13/26	KRW	(153,849)	(100)	1
USD/KRW	BNP	04/15/26	KRW	(2,356,946)	(1,539)	72
USD/KRW	BNP	04/27/26	KRW	(532,964)	(348)	8
USD/MXN	BNP	04/06/26	MXN	(41,372)	(2,308)	(2)
USD/MXN	BOA	06/17/26	MXN	(13,022)	(722)	5
USD/MXN	GSC	06/17/26	MXN	(2,628)	(146)	2
USD/MXN	HSB	06/17/26	MXN	(1,649)	(91)	—
USD/MXN	JPM	06/17/26	MXN	(14,089)	(780)	4
USD/MXN	UBS	06/17/26	MXN	(2,104)	(117)	1
USD/NOK	CIT	04/07/26	NOK	(1,890)	(195)	(1)
USD/NOK	CIT	04/07/26	NOK	(1,695)	(175)	—
USD/NOK	HSB	05/04/26	NOK	(2,271)	(235)	(2)
USD/NZD	BNP	04/02/26	NZD	(3,093)	(1,777)	52
USD/NZD	SCB	04/02/26	NZD	(10,739)	(6,171)	249
USD/NZD	ANZ	05/04/26	NZD	(13,832)	(7,958)	(41)
USD/PEN	CIT	05/26/26	PEN	(2,831)	(811)	(17)
USD/PLN	BNP	04/15/26	PLN	(748)	(201)	(1)
USD/PLN	BOA	04/15/26	PLN	(1,967)	(530)	2
USD/PLN	JPM	04/15/26	PLN	(1,355)	(365)	(2)
USD/PLN	JPM	04/15/26	PLN	(3,033)	(816)	16
USD/PLN	MSC	04/15/26	PLN	(424)	(114)	6
USD/PLN	UBS	04/15/26	PLN	(1,971)	(531)	5
USD/SEK	CIT	04/02/26	SEK	(1,975)	(209)	4
USD/SEK	HSB	04/02/26	SEK	(4,550)	(481)	3
USD/SEK	SGS	04/02/26	SEK	(3,349)	(354)	(3)
USD/SGD	ANZ	04/02/26	SGD	(12)	(9)	—
USD/SGD	JPM	04/02/26	SGD	(16,858)	(13,112)	265
USD/SGD	BNP	05/04/26	SGD	(43)	(33)	—
USD/SGD	DUB	05/04/26	SGD	(16,742)	(13,054)	82
USD/SGD	HSB	05/04/26	SGD	(21)	(16)	—
USD/SGD	JPM	05/04/26	SGD	(27)	(21)	—
USD/THB	BNP	04/16/26	THB	(38,156)	(1,158)	37
USD/THB	SCB	04/16/26	THB	(2,486)	(75)	3
USD/THB	BNP	04/17/26	THB	(15,199)	(461)	9
USD/THB	BNP	04/20/26	THB	(25,765)	(783)	7
USD/THB	CIT	04/20/26	THB	(85)	(3)	—
USD/THB	HSB	04/20/26	THB	(26,857)	(816)	26
USD/THB	BNP	04/23/26	THB	(10,579)	(321)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/THB	DUB	06/17/26	THB	(29,485)	(899)	5
USD/THB	GSC	06/17/26	THB	(16,437)	(502)	—
USD/TRY	BCL	04/02/26	TRY	(13,437)	(302)	(5)
USD/TRY	BCL	04/03/26	TRY	(4,496)	(101)	(2)
USD/TRY	BCL	04/09/26	TRY	(4,419)	(99)	(2)
USD/TRY	BCL	04/13/26	TRY	(4,443)	(99)	(2)
USD/TRY	BCL	04/14/26	TRY	(13,590)	(301)	(3)
USD/TRY	BCL	04/16/26	TRY	(13,620)	(301)	(3)
USD/TRY	BCL	04/17/26	TRY	(3,347)	(74)	(1)
USD/TRY	BCL	04/20/26	TRY	(8,958)	(197)	(3)
USD/TRY	BCL	04/21/26	TRY	(10,997)	(241)	(3)
USD/TRY	BCL	04/22/26	TRY	(3,374)	(74)	(1)
USD/TRY	BCL	04/24/26	TRY	(2,251)	(49)	(1)
USD/TRY	BCL	04/28/26	TRY	(13,852)	(301)	(3)
USD/TRY	BCL	04/29/26	TRY	(2,268)	(49)	(1)
USD/TRY	BCL	04/30/26	TRY	(18,290)	(397)	(4)
USD/TRY	BCL	05/04/26	TRY	(16,704)	(360)	(3)
USD/TRY	BCL	05/05/26	TRY	(11,112)	(239)	(1)
USD/TRY	BCL	05/06/26	TRY	(13,849)	(298)	—
USD/TWD	CIT	04/13/26	TWD	(4,058)	(127)	—
USD/TWD	BNP	05/04/26	TWD	(44,467)	(1,394)	(14)
USD/ZAR	BNP	04/20/26	ZAR	(12,011)	(709)	—
USD/ZAR	JPM	04/20/26	ZAR	(13,256)	(783)	(4)
USD/ZAR	JPM	04/20/26	ZAR	(10,247)	(605)	1
ZAR/USD	BCL	04/20/26	ZAR	22,904	1,352	(48)
ZAR/USD	JPM	04/20/26	ZAR	57,646	3,402	(50)
					(87,807)	2,267

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
U.S. Treasury Inflation Indexed Securities
Treasury, United States Department of (S)	Fixed Rate of 3.78% (S)	MSC	04/20/26	56,942	—	(506)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,437,017	—	1,437,017
Non-U.S. Government Agency Asset-Backed Securities	—	86,014	11,867	97,881
Corporate Bonds And Notes	—	7,846	—	7,846
Preferred Stocks	578	—	—	578
Short Term Investments	2,744	5,202	—	7,946
	3,322	1,536,079	11,867	1,551,268
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,533	—	—	3,533
Centrally Cleared Interest Rate Swap Agreements	—	26,163	—	26,163
Open Forward Foreign Currency Contracts	—	5,113	—	5,113
	3,533	31,276	—	34,809
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,210)	—	(108)	(2,318)
Centrally Cleared Interest Rate Swap Agreements	—	(14,928)	—	(14,928)
OTC Written Options	—	(863)	—	(863)
Open Forward Foreign Currency Contracts	—	(2,846)	—	(2,846)
OTC Total Return Swap Agreements	—	(506)	—	(506)
	(2,210)	(19,143)	(108)	(21,461)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 87.0%
Financials 14.5%
Acrisure, LLC
8.25%, 02/01/29 (a)	7,808	7,726
7.50%, 11/06/30 (a)	1,968	1,963
6.75%, 07/01/32 (a)	4,214	4,052
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (a)	4,379	4,287
Ally Financial Inc.
4.70%, (100, 05/15/28) (b) (c)	2,290	2,110
4.70%, (100, 05/15/26) (c)	4,240	4,199
6.65%, 01/17/40	4,301	4,151
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (a)	3,301	3,507
Aretec Group, Inc.
7.50%, 04/01/29 (a) (b)	3,573	3,540
Barclays PLC
9.63%, (100, 12/15/29) (c) (d)	2,361	2,568
Beacon Funding Trust
6.27%, 08/15/54 (a)	3,530	3,474
Bread Financial Payments, Inc.
8.38%, 06/15/35 (a) (b)	3,372	3,406
Citadel Securities Global Holdings LLC
5.13%, 01/27/32 (a)	3,200	3,181
5.75%, 03/27/36 (a)	3,200	3,162
Citigroup Inc.
6.88%, (100, 08/15/30) (c)	4,620	4,608
Credit Acceptance Corporation
9.25%, 12/15/28 (a)	485	504
6.63%, 03/15/30 (a)	11,394	11,073
CrossCountry Intermediate HoldCo, LLC
6.50%, 10/01/30 (a)	6,333	6,037
6.75%, 12/01/32 (a)	2,004	1,885
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32	3,269	3,027
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)	3,160	3,306
Ford Motor Credit Company LLC
7.35%, 11/04/27	2,138	2,206
Freedom Mortgage Corporation
6.63%, 01/15/27 (a)	1,455	1,452
12.25%, 10/01/30 (a)	2,962	3,195
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (a)	7,641	7,522
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	4,005	3,853
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (a)	6,572	6,669
Goldman Sachs Group, Inc., The
7.50%, (100, 05/10/29) (c)	4,640	4,833
Howden UK Refinance 2 PLC
8.13%, 02/15/32 (a)	6,267	5,875
Jane Street Group, LLC
7.13%, 04/30/31 (a)	6,743	6,916
OneMain Finance Corporation
5.38%, 11/15/29	1,944	1,867
6.13%, 05/15/30	3,521	3,436
4.00%, 09/15/30	1,759	1,582
7.13%, 09/15/32	5,941	5,852
Osaic Holdings, Inc.
6.75%, 08/01/32 (a)	2,596	2,596
8.00%, 08/01/33 (a)	6,810	6,725
PennyMac Financial Services, Inc.
5.75%, 09/15/31 (a)	2,711	2,504
6.88%, 05/15/32 (a)	3,883	3,741
PHH Escrow Issuer LLC
9.88%, 11/01/29 (a)	8,429	8,113
PRA Group, Inc.
8.38%, 02/01/28 (a)	2,951	2,969
Rocket Companies, Inc.
6.13%, 08/01/30 (a)	2,883	2,908
6.38%, 08/01/33 (a)	3,321	3,351
Toronto-Dominion Bank, The
8.13%, 10/31/82 (d)	4,407	4,574
UBS Group AG
4.88%, (100, 02/12/27) (a) (b) (c)	5,602	5,531
VistaJet Group Holding S.A.
9.50%, 06/01/28 (a) (b)	5,092	4,971
Washington Mutual Bank, FA
0.00%, 06/15/11 (e) (f)	1,500	—
		185,007
Consumer Discretionary 13.5%
Advance Auto Parts, Inc.
7.00%, 08/01/30 (a)	1,843	1,866
7.38%, 08/01/33 (a) (b)	1,843	1,867
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (a) (g)	6,096	6,478
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	6,382	6,302
Brightstar Lottery PLC
5.75%, 01/15/33 (a)	6,564	6,373
Caesars Entertainment, Inc.
6.50%, 02/15/32 (a)	3,370	3,329
Carnival Corporation
4.00%, 08/01/28 (a)	19,439	18,987
5.13%, 05/01/29 (a)	2,988	2,955
5.75%, 08/01/32 (a)	12,738	12,738
6.13%, 02/15/33 (a)	2,708	2,727
Champ Acquisition Corporation
8.38%, 12/01/31 (a)	2,819	2,952
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,115	6,535
Ford Motor Company
9.63%, 04/22/30	1,826	2,080
IHOL-Verwaltungs-GmbH
6.38%, 05/15/29 (a) (g)	1,573	1,567
7.75%, 11/15/30 (a) (g)	2,657	2,704
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	4,344	4,065
Las Vegas Sands Corp.
6.20%, 08/15/34	494	506
Macy's Retail Holdings, LLC
4.50%, 12/15/34	1,179	1,005
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a) (b)	3,699	2,734
MCE Finance Limited
5.38%, 12/04/29 (a)	3,003	2,879
NCL Corporation Ltd.
5.88%, 01/15/31 (a)	648	630
6.75%, 02/01/32 (a)	3,062	3,039
PetSmart, LLC
7.50%, 09/15/32 (a)	4,650	4,673
10.00%, 09/15/33 (a)	3,634	3,625
Resorts World Las Vegas LLC
4.63%, 04/16/29 (a)	1,608	1,377
8.45%, 07/27/30 (a)	3,093	2,952
Rivers Enterprise Borrower, LLC
6.25%, 10/15/30 (a)	3,472	3,459
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33 (a)	2,957	2,988
Sabre GLBL Inc.
10.75%, 11/15/29 (a) (b)	906	775
10.75%, 03/15/30 (a)	1,830	1,514
Staples, Inc.
10.75%, 09/01/29 (a)	5,815	5,396
Tenneco LLC
8.00%, 11/17/28 (a)	4,093	4,074
TKC Holdings, Inc.
8.50%, 08/15/30 (a)	6,427	6,459
12.00%, 02/15/31 (a)	2,806	2,894
Univision Communications Inc.
8.50%, 07/31/31 (a)	5,502	5,516
Voyager Parent, LLC
9.25%, 07/01/32 (a)	6,361	6,601
Warnermedia Holdings, Inc.
4.28%, 03/15/32	5,143	4,552

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
5.05%, 03/15/42	4,660	3,096
Wynn Macau, Limited
5.13%, 12/15/29 (a)	4,848	4,635
6.75%, 02/15/34 (a)	5,399	5,251
ZF North America Capital, Inc.
6.75%, 04/23/30 (a)	4,479	4,328
7.50%, 03/24/31 (a)	4,174	4,096
		172,579
Industrials 11.6%
ADT Security Corporation, The
5.88%, 10/15/33 (a)	4,674	4,528
Air Canada
3.88%, 08/15/26 (a)	6,407	6,374
Boeing Company, The
7.01%, 05/01/64 (h)	3,105	3,439
Bombardier Inc.
8.75%, 11/15/30 (a)	2,904	3,091
7.25%, 07/01/31 (a)	2,852	2,985
7.00%, 06/01/32 (a) (b)	3,356	3,475
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)	5,107	5,155
Cimpress NV
7.38%, 09/15/32 (a) (b)	6,317	6,263
Columbus McKinnon Corporation
7.13%, 02/01/33 (a) (b)	3,155	3,146
Corporation De Securite Garda World
8.38%, 11/15/32 (a)	3,155	3,165
Cyprium Corporation
6.13%, 04/15/31 (a)	2,992	2,955
6.38%, 04/15/34 (a)	262	254
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 - 06/15/32 (a)	4,323	4,417
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	4,229	4,278
Herc Holdings Inc.
7.00%, 06/15/30 (a)	1,942	1,989
7.25%, 06/15/33 (a)	2,243	2,296
6.00%, 03/15/34 (a) (b)	1,985	1,916
JH North America Holdings Inc.
5.88%, 01/31/31 (a)	211	209
6.13%, 07/31/32 (a)	306	305
Lightning Power, LLC
7.25%, 08/15/32 (a)	4,805	5,001
Manitowoc Company, Inc., The
9.25%, 10/01/31 (a)	4,220	4,408
Maxam Prill S.a r.l.
7.75%, 07/15/30 (a)	4,206	4,269
Onesky Flight, LLC
8.88%, 12/15/29 (a)	3,895	4,018
Queen Mergerco, Inc.
6.75%, 04/30/32 (a)	3,093	3,156
Rand Parent, LLC
8.50%, 02/15/30 (a)	6,829	7,010
Regal Rexnord Corporation
6.40%, 04/15/33 (h)	3,831	4,049
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	7,974	8,159
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (a)	1,236	1,227
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)	3,674	3,809
TransDigm Inc.
6.75%, 08/15/28 (a)	1,833	1,851
6.38%, 03/01/29 (a)	3,751	3,825
6.63%, 03/01/32 (a)	4,281	4,374
6.00%, 01/15/33 (a)	860	860
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (a)	2,266	2,371
United Airlines Holdings, Inc.
4.88%, 03/01/29	3,067	3,009
5.38%, 03/01/31 (b)	3,280	3,212
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	1,721	1,691
Watco Companies, L.L.C.
7.13%, 08/01/32 (a)	3,361	3,447
Weekley Homes, LLC
6.75%, 01/15/34 (a)	6,650	6,369
Wesco Distribution, Inc.
6.38%, 03/15/29 - 03/15/33 (a)	5,472	5,567
6.63%, 03/15/32 (a)	2,813	2,871
XPO, Inc.
6.25%, 06/01/28 (a)	3,365	3,410
		148,203
Communication Services 11.1%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	4,403	4,195
Altice Financing S.A.
5.75%, 08/15/29 (a)	4,653	3,187
Altice France
9.50%, 11/01/29 (a)	4,592	4,618
6.50%, 04/15/32 (a)	3,273	3,105
10.00%, 01/15/33 (a) (b)	1,598	1,448
Cable One, Inc.
4.00%, 11/15/30 (a) (b)	4,283	2,977
CCO Holdings, LLC
5.38%, 06/01/29 (a)	5,267	5,191
4.25%, 02/01/31 (a)	3,973	3,609
4.75%, 02/01/32 (a) (b)	2,844	2,568
4.50%, 05/01/32 (b)	1,355	1,211
7.00%, 02/01/33 (a) (b)	3,290	3,302
4.25%, 01/15/34 (a) (b)	3,753	3,211
Cipher Compute LLC
7.13%, 11/15/30 (a)	6,925	7,176
CMG Media Corporation
8.88%, 06/18/29 (a)	8,855	7,680
Connect Finco S.a.r.l.
9.00%, 09/15/29 (a)	3,254	3,415
CSC Holdings, LLC
5.50%, 04/15/27 (a) (b)	6,025	5,227
11.75%, 01/31/29 (a)	3,925	2,840
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	4,796	4,796
8.88%, 02/01/30 (a)	3,234	3,219
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	2,065	2,120
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	4,132	4,139
Gray Media, Inc.
5.38%, 11/15/31 (a)	7,477	5,509
Level 3 Financing, Inc.
6.88%, 06/30/33 (a)	3,521	3,581
8.50%, 01/15/36 (a)	3,303	3,447
Liberty Media Corporation
8.25%, 02/01/30	5,487	216
Maya
7.00%, 10/15/28 - 04/15/32 (a)	3,146	3,149
8.50%, 04/15/31 (a)	2,277	2,382
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	1,768	1,766
Nexstar Media Group, Inc.
4.75%, 11/01/28 (a)	505	497
6.50%, 09/15/33 (a)	4,231	4,220
7.25%, 04/15/34 (a)	2,501	2,507
Optics BidCo S.p.A.
7.72%, 06/04/38 (a)	8,241	8,223
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (a)	4,547	4,502
Telesat Canada
5.63%, 12/06/26 (a)	5,533	4,433
Virgin Media O2 Vendor Financing Notes VI Designated Activity Company
8.50%, 03/15/33 (a)	6,641	5,783
Wayfair LLC
6.75%, 11/15/32 (a)	4,672	4,707
Wulf Compute LLC
7.75%, 10/15/30 (a)	6,682	7,063
		141,219

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Energy 9.8%
Aethon United BR LP
7.50%, 10/01/29 (a)	4,428	4,627
Bip-V Chinook
5.50%, 06/15/31 (a)	6,663	6,488
Borr IHC Limited
10.00%, 11/15/28 (a)	3,445	3,518
Citgo Petroleum Corporation
8.38%, 01/15/29 (a)	12,023	12,414
Crescent Energy Finance LLC
8.38%, 01/15/34 (a)	6,569	6,867
Energy Transfer LP
8.00%, 05/15/54	2,518	2,634
6.75%, 02/15/56	3,500	3,485
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (a)	3,022	3,152
Hilcorp Energy I, L.P.
6.88%, 05/15/34 (a)	3,248	3,167
Infinity Natural Resources, Inc.
7.63%, 04/01/31 (a)	3,370	3,388
ITT Holdings LLC
6.50%, 08/01/29 (a)	6,523	6,344
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (a)	6,685	6,930
Kinetik Holdings LP
5.88%, 06/15/30 (a)	3,351	3,358
Kodiak Gas Services, LLC
6.75%, 10/01/35 (a)	3,012	3,059
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	5,078	5,222
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	3,388	3,514
6.25%, 02/01/33 (a)	2,573	2,623
Phillips 66
5.88%, 03/15/56	5,044	4,973
6.20%, 03/15/56	1,895	1,882
SM Energy Company
6.63%, 04/15/34 (a)	6,481	6,473
Sunoco LP
7.88%, (100, 09/18/30) (a) (c)	6,017	6,094
Transmontaigne Partners LLC
8.50%, 06/15/30 (a)	3,163	3,187
Transocean Aquila Limited
8.00%, 09/30/28 (a)	711	727
Transportadora de Gas del Sur S.A.
7.75%, 11/20/35 (a)	4,258	4,299
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (c)	4,460	4,443
8.13%, 06/01/28 (a)	2,720	2,791
9.50%, 02/01/29 (a)	4,531	4,898
9.88%, 02/01/32 (a) (b)	2	2
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (a)	1,011	1,040
7.50%, 05/01/33 (a)	1,335	1,467
7.75%, 05/01/35 (a)	1,462	1,638
		124,704
Information Technology 7.9%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a) (b)	9,865	9,657
AMS-Osram AG
12.25%, 03/30/29 (a)	3,770	4,010
Athenahealth Group Inc.
6.50%, 02/15/30 (a)	8,714	8,191
Central Parent Inc.
8.00%, 06/15/29 (a) (b)	4,209	3,129
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	6,850	6,652
9.00%, 09/30/29 (a)	8,876	8,565
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,909	1,886
5.95%, 06/15/30 (a)	7,036	7,096
Entegris, Inc.
4.38%, 04/15/28 (a)	4,302	4,204
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)	7,602	7,551
Imola Merger Corporation
4.75%, 05/15/29 (a)	9,039	8,788
Oak-Eagle Acquireco, Inc.
7.25%, 07/01/33 (a)	748	775
8.75%, 07/01/34 (a)	740	775
Open Text Corporation
6.90%, 12/01/27 (a)	705	724
3.88%, 02/15/28 (a)	5,998	5,773
4.13%, 02/15/30 (a)	5,173	4,613
Qnity Electronics, Inc.
5.75%, 08/15/32 (a)	2,535	2,531
Rocket Software, Inc.
9.00%, 11/28/28 (a)	2,624	2,620
6.50%, 02/15/29 (a) (b)	8,642	7,778
ViaSat, Inc.
6.50%, 07/15/28 (a) (b)	2,880	2,844
7.50%, 05/30/31 (a) (b)	1,956	1,933
		100,095
Health Care 5.3%
1261229 B.C. Ltd.
10.00%, 04/15/32 (a)	5,815	5,960
Bausch Health Companies Inc.
4.88%, 06/01/28 (a) (b)	1,227	1,124
Community Health Systems, Inc.
6.00%, 01/15/29 (a)	3,920	3,876
6.13%, 04/01/30 (a) (b)	2,605	2,260
10.88%, 01/15/32 (a)	5,485	5,879
9.75%, 01/15/34 (a)	2,100	2,179
Global Medical Response, Inc.
7.38%, 10/01/32 (a)	4,851	5,034
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (b)	5,349	5,241
Lifepoint Health, Inc.
5.38%, 01/15/29 (a) (b)	2,871	2,755
9.88%, 08/15/30 (a)	6,185	6,549
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (a)	5,806	4,557
Radiology Partners, Inc.
8.50%, 07/15/32 (a)	8,445	8,562
Star Parent, Inc.
9.00%, 10/01/30 (a)	2,980	3,084
Tenet Healthcare Corporation
4.25%, 06/01/29	1,858	1,798
4.38%, 01/15/30	2,480	2,390
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,488	2,464
4.75%, 05/09/27 (b)	3,567	3,549
		67,261
Consumer Staples 4.3%
Allied Universal Holdco LLC
4.63%, 06/01/28 (a)	3,610	3,520
6.88%, 06/15/30 (a)	4,751	4,810
Coty Inc.
6.63%, 07/15/30 (a)	3,646	3,615
Grupo Nutresa S.A.
8.00%, 05/12/30 (a) (b)	2,590	2,732
9.00%, 05/12/35 (a)	2,513	2,795
JBS USA Lux S.A.
7.25%, 11/15/53	2,970	3,266
Marb Bondco PLC
3.95%, 01/29/31 (a) (b)	12,721	11,191
Pilgrim's Pride Corporation
4.25%, 04/15/31	5,298	5,047
3.50%, 03/01/32	1,488	1,351
Raven Acquisition Holding LLC
6.88%, 11/15/31 (a) (b)	8,724	8,406
Synergy Infrastructure Holdings, LLC
7.88%, 12/01/30 (a)	3,372	3,439
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	5,347	5,347
		55,519

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Materials 3.7%
Celanese US Holdings LLC
7.00%, 02/15/31 (b)	2,770	2,836
7.38%, 02/15/34 (b)	2,247	2,300
Commercial Metals Company
6.00%, 12/15/35 (a)	5,223	5,148
First Quantum Minerals Ltd.
8.63%, 06/01/31 (a) (b)	3,020	3,114
7.25%, 02/15/34 (a)	1,461	1,479
6.38%, 02/15/36 (a)	7,026	6,723
FMC Corporation
4.50%, 10/01/49	5,285	3,257
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31 (a)	3,274	3,094
Mineral Resources Limited
9.25%, 10/01/28 (a)	8,936	9,251
Vale Overseas Ltd.
6.00%, 02/25/56 (a)	4,576	4,511
W. R. Grace Holdings LLC
7.00%, 08/01/33 (a)	5,160	5,016
		46,729
Utilities 3.1%
Edison International
4.13%, 03/15/28	527	518
6.25%, 03/15/30	698	724
PG&E Corporation
6.85%, 09/15/56	6,450	6,353
Sempra
6.40%, 10/01/54	5,027	4,998
Talen Energy Supply, LLC
6.25%, 02/01/34 (a)	4,472	4,421
6.50%, 02/01/36 (a)	3,808	3,835
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	4,328	4,369
8.88%, (100, 01/15/29) (c) (i)	3,150	3,382
Vistra Operations Company LLC
5.00%, 07/31/27 (a)	2,859	2,850
4.38%, 05/01/29 (a)	1,018	993
6.88%, 04/15/32 (a)	6,596	6,823
		39,266
Real Estate 2.2%
Five Point Operating Company, LP
8.00%, 10/01/30 (a)	6,458	6,424
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	4,361	4,534
Howard Hughes Corporation, The
5.88%, 03/01/32 (a)	852	820
6.13%, 03/01/34 (a)	3,552	3,414
RHP Hotel Properties, LP
6.50%, 04/01/32 - 06/15/33 (a)	6,254	6,363
5.75%, 03/15/34 (a)	2,065	2,038
Service Properties Trust
0.00%, 09/30/27 (a) (j)	4,477	4,080
		27,673
Total Corporate Bonds And Notes (cost $1,114,799)		1,108,255
SENIOR FLOATING RATE INSTRUMENTS 6.5%
Communication Services 1.9%
Allen Media, LLC
2021 Term Loan B, 9.35%, (3 Month Term SOFR + 5.50%), 02/10/27 (g) (k)	2,952	1,837
Aventiv Technologies, LLC
2024 Incremental Second Out Term Loan, 11.43%, (3 Month Term SOFR + 7.50%), 09/30/26 (k) (l)	174	174
2025 5th Amendment Incremental Bridge Loan, 13.94%, (3 Month Term SOFR + 10.00%), 09/30/26 (k)	70	72
2024 Bridge Term Loan, 13.95%, (3 Month Term SOFR + 10.00%), 09/30/26 (k)	134	139
CMG Media Corporation
2024 Term Loan, 7.27%, (3 Month Term SOFR + 3.50%), 06/18/29 (k)	4,853	4,532
Eagle Broadband Investments LLC
Term Loan, 0.00%, (SOFR + 3.00%), 10/19/27 (k) (m)	3,390	3,224
GOGO Intermediate Holdings LLC
Term Loan B, 7.54%, (1 Month Term SOFR + 3.75%), 04/21/28 (k)	5,160	4,486
Gray Television, Inc.
2024 Term Loan B, 8.92%, (1 Month Term SOFR + 5.25%), 05/22/29 (k)	81	81
Iridium Satellite LLC
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.25%), 09/20/30 (k)	6,930	6,770
ViaSat, Inc.
2023 Term Loan, 8.29%, (1 Month Term SOFR + 4.50%), 05/30/30 (k)	3,364	3,363
		24,678
Information Technology 1.3%
Ahead DB Holdings, LLC
2024 Term Loan B4, 6.17%, (3 Month Term SOFR + 2.50%), 01/24/31 (k)	3,456	3,401
Bingo Holdings I LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 06/11/32 (k) (m)	2,330	2,268
Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 06/11/32 (k)	1,012	985
MPH Acquisition Holdings LLC
2025 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.60%), 12/31/30 (k) (m)	2,206	1,948
2025 Second Out Term Loan, 8.53%, (3 Month Term SOFR + 4.60%), 12/31/30 (k)	1,301	1,149
Rocket Software, Inc.
2023 USD Term Loan B, 7.42%, (1 Month Term SOFR + 3.75%), 11/28/28 (k)	6,808	6,517
		16,268
Industrials 0.9%
Pitney Bowes Inc.
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 01/31/32 (k) (m)	5	5
2025 Term Loan B, 7.42%, (3 Month Term SOFR + 3.75%), 01/31/32 (k)	3,221	3,194
Vantor Holdings Inc
1st Lien Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 02/26/33 (k)	6,600	6,460
VistaJet Malta Finance P.L.C.
2025 Term Loan B, 7.41%, (3 Month Term SOFR + 3.75%), 03/27/31 (k)	1,484	1,466
		11,125
Financials 0.8%
Aretec Group, Inc.
2025 Repriced Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 08/09/30 (k)	3,432	3,385
Cotiviti Corporation
2024 Fixed Term Loan B, 0.00%, 02/21/31 (m)	4,480	4,166
2024 Fixed Term Loan B, 7.63%, 02/21/31	2,625	2,441
		9,992
Consumer Discretionary 0.4%
Autokiniton US Holdings, Inc.
2024 Term Loan B, 7.79%, (1 Month Term SOFR + 4.00%), 04/06/28 (k)	3,610	3,558
Sabre GLBL Inc.
2024 Term Loan B1, 9.77%, (1 Month Term SOFR + 6.00%), 11/15/29 (k)	2,015	1,575
		5,133
Energy 0.4%
Blackfin Pipeline LLC
Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 09/29/32 (k)	4,452	4,470
Consumer Staples 0.3%
Upfield B.V.
2025 USD Term Loan B12, 0.00%, (6 Month Term SOFR + 3.75%), 01/03/28 (k) (m)	4,450	4,347
Materials 0.3%
Stonepeak Bayou Holdings LP
Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 09/24/32 (k)	3,750	3,631

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Health Care 0.2%
Amneal Pharmaceuticals LLC
2026 Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 08/01/32 (k)	2,572	2,578
Total Senior Floating Rate Instruments (cost $84,814)		82,222
GOVERNMENT AND AGENCY OBLIGATIONS 0.8%
Sovereign 0.8%
Federal Government of Nigeria
8.63%, 01/13/36 (a)	3,054	3,172
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (a) (n)	3,876	2,913
Presidence de la Republique de Cote d'Ivoire
8.08%, 04/01/36 (a)	4,639	4,697
Total Government And Agency Obligations (cost $10,996)		10,782
COMMON STOCKS 0.6%
Energy 0.4%
MPLX LP	87	4,976
Prairie Provident Resources Inc. (b) (e)	7	2
Vantage Drilling International (b) (l)	2	21
		4,999
Industrials 0.1%
LuxCo 3 (e) (l)	118	1,936
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	335	795
iHeartMedia, Inc. - Class A (b) (e)	141	411
		1,206
Materials 0.0%
Smurfit Westrock Public Limited Company	—	4
Information Technology 0.0%
New Cotai LLC (e) (l)	—	—
Total Common Stocks (cost $9,663)		8,145
RIGHTS 0.0%
Altice Financing S.A. (e) (l)	7	93
Total Rights (cost $68)		93
SHORT TERM INVESTMENTS 8.4%
Securities Lending Collateral 4.3%
JNL Government Money Market Fund - Class SL, 3.63% (o) (p)	54,906	54,906
Investment Companies 4.1%
JNL Government Money Market Fund - Class I, 3.53% (o) (p)	51,426	51,426
Total Short Term Investments (cost $106,332)		106,332
Total Investments 103.3% (cost $1,326,672)		1,315,829
Other Assets and Liabilities, Net (3.3)%		(42,250)
Total Net Assets 100.0%		1,273,579

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $990,442 and 77.8% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Non-income producing security.

(f) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(m) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	57,537	115,725	121,836	521	—	—	51,426	4.0
JNL Government Money Market Fund, 3.63% - Class SL	76,204	72,861	94,159	603	—	—	54,906	4.3
	133,741	188,586	215,995	1,124	—	—	106,332	8.3

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Vistra Corp., 8.88% (callable at 100, 01/15/29)	06/11/24	3,256	3,382	0.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,108,255	—	1,108,255
Senior Floating Rate Instruments	—	82,048	174	82,222
Government And Agency Obligations	—	10,782	—	10,782
Common Stocks	6,188	—	1,957	8,145
Rights	—	—	93	93
Short Term Investments	106,332	—	—	106,332
	112,520	1,201,085	2,224	1,315,829

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/PPM America Investment Grade Credit Fund
CORPORATE BONDS AND NOTES 90.1%
Financials 33.8%
AerCap Ireland Capital Designated Activity Company
3.00%, 10/29/28	700	674
AIG Global Funding
5.20%, 06/24/29 (a)	500	506
American Express Company
4.35%, 07/20/29	600	600
Athene Holding Ltd.
6.63%, 05/19/55	150	144
Avolon Holdings Funding Limited
4.95%, 01/15/28 (a)	400	402
Banco Santander, S.A.
6.53%, 11/07/27	880	891
Bank of America Corporation
3.71%, 04/24/28	830	824
5.82%, 09/15/29	2,240	2,311
2.97%, 02/04/33	1,180	1,069
5.47%, 01/23/35	950	969
Bank of New York Mellon Corporation, The
6.32%, 10/25/29	450	471
5.83%, 10/25/33	800	849
5.32%, 06/06/36	400	406
Barclays PLC
2.28%, 11/24/27	500	492
5.86%, 08/11/46	430	424
Beacon Funding Trust
6.27%, 08/15/54 (a)	100	98
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	280	228
3.85%, 03/15/52	260	197
BlackRock Finance, Inc.
2.10%, 02/25/32	380	332
BlackRock, Inc.
5.25%, 03/14/54	160	150
5.35%, 01/08/55	438	415
Blackstone Secured Lending Fund
5.30%, 06/30/30	200	194
Blue Owl Credit Income Corp.
6.60%, 09/15/29	240	240
Blue Owl Finance LLC
6.25%, 04/18/34	75	72
Brookfield Asset Management Ltd.
5.80%, 04/24/35	324	330
6.08%, 09/15/55	120	119
Brown & Brown, Inc.
5.25%, 06/23/32	145	145
Caterpillar Financial Services Corporation
4.15%, 01/08/31	350	347
Citigroup Inc.
6.95%, (100, 02/15/30) (b)	500	503
4.50%, 09/11/31	570	564
3.79%, 03/17/33	900	846
6.02%, 01/24/36	200	204
5.17%, 09/11/36	300	297
CNO Financial Group, Inc.
6.45%, 06/15/34	180	186
Corebridge Financial, Inc.
5.75%, 01/15/34	380	390
4.40%, 04/05/52	240	186
Credit Agricole S.A.
4.66%, 01/12/32 (a)	701	692
Deutsche Bank Aktiengesellschaft
3.55%, 09/18/31	500	470
Equitable Financial Life Global Funding
4.95%, 06/09/30 (a)	1,540	1,543
European Bank for Reconstruction and Development
4.13%, 01/25/29	500	504
European Investment Bank
4.25%, 08/16/32	718	723
Fidelity National Information Services, Inc.
4.55%, 03/10/29	834	829
First Citizens BancShares, Inc.
5.60%, 09/05/35	400	391
Five Corners Funding Trust II
2.85%, 05/15/30 (a)	500	467
Ford Motor Credit Company LLC
5.92%, 03/20/28	300	304
6.80%, 11/07/28	190	197
5.42%, 04/09/31	200	197
Goldman Sachs Group, Inc., The
4.69%, 10/23/30	580	581
4.37%, 10/21/31	1,600	1,570
5.56%, 11/19/45	500	480
5.54%, 01/21/47	230	220
Goldman Sachs Private Credit Corp.
5.88%, 01/31/31 (a)	318	308
Golub Capital Private Credit Fund
5.88%, 05/01/30	330	324
5.60%, 04/15/31 (a)	166	159
Guardian Life Insurance Co.
4.33%, 10/06/30 (a)	330	327
Guardian Life Insurance Company of America, The
3.70%, 01/22/70 (a)	200	131
HSBC Holdings PLC
5.13%, 11/19/28	300	302
6.16%, 03/09/29	600	617
4.68%, 03/10/32	655	647
International Bank for Reconstruction and Development
3.88%, 10/16/29 - 02/14/30	2,900	2,901
4.00%, 07/25/30	600	602
4.50%, 04/10/31	520	533
4.38%, 08/27/35	800	804
JPMorgan Chase & Co.
5.04%, 01/23/28	1,000	1,005
4.51%, 10/22/28	1,640	1,642
4.92%, 01/24/29	357	361
2.07%, 06/01/29	1,223	1,164
5.35%, 06/01/34	460	469
4.95%, 10/22/35	500	494
5.57%, 04/22/36	400	411
5.58%, 07/23/36	300	304
3.11%, 04/22/41	300	229
5.53%, 11/29/45	800	785
3.96%, 11/15/48	450	350
Lloyds Banking Group PLC
3.75%, 03/18/28	153	152
5.72%, 06/05/30	207	214
LPL Holdings, Inc.
5.65%, 03/15/35	60	60
Manulife Financial Corporation
4.99%, 12/11/35	300	293
Mitsubishi UFJ Financial Group, Inc.
4.53%, 09/12/31	538	532
5.57%, 01/16/36	1,400	1,436
Morgan Stanley
5.66%, 04/18/30	830	854
4.65%, 10/18/30	1,350	1,350
5.19%, 04/17/31	800	812
4.49%, 01/16/32	463	456
5.25%, 04/21/34	1,290	1,297
5.59%, 01/18/36	300	306
5.07%, 01/30/37	700	686
5.95%, 01/19/38	280	287
5.90%, 03/13/47	800	797
5.52%, 11/19/55	580	551
Morgan Stanley Private Bank, National Association
4.47%, 11/19/31	1,090	1,075
NatWest Group PLC
5.12%, 05/23/31	450	455
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)	110	107
Northwestern Mutual Life Foundation, Inc.
6.17%, 05/29/55 (a)	210	217

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Protective Life Corporation
4.70%, 01/15/31 (a)	371	368
Royal Bank of Canada
4.97%, 08/02/30	800	811
6.35%, 11/24/84 (c)	150	143
S&P Global Inc.
5.25%, 09/15/33	200	206
Skandinaviska Enskilda Banken AB
4.50%, 09/03/30 (a)	400	398
Sumitomo Mitsui Financial Group, Inc.
4.49%, 01/15/32	400	394
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	685	725
5.58%, 01/29/36	300	306
Toyota Motor Credit Corporation
4.60%, 03/11/33	633	624
U.S. Bancorp
5.08%, 05/15/31	300	305
U.S. Bank National Association
4.73%, 05/15/28 (d)	600	602
UBS AG
4.30%, 03/16/29	500	499
UBS Group AG
6.25%, 09/22/29 (a)	500	519
Wells Fargo & Company
5.24%, 01/24/31	600	612
5.15%, 04/23/31	400	407
5.43%, 01/23/47	800	759
		60,727
Health Care 11.7%
180 Medical, Inc.
5.30%, 10/08/35 (a)	200	196
Abbott Laboratories
4.00%, 03/15/31	920	906
5.50%, 03/15/56	920	903
AbbVie Inc.
4.80%, 03/15/29	800	812
4.75%, 03/15/36	391	383
4.25%, 11/21/49	1,000	812
5.55%, 03/15/56	408	400
Advocate Health and Hospitals Corporation
3.01%, 06/15/50	200	130
Alcon Finance Corporation
3.00%, 09/23/29 (a)	300	285
2.60%, 05/27/30 (a)	480	445
Amgen Inc.
5.25%, 03/02/30	970	997
5.65%, 03/02/53	570	553
Augusta SpinCo Corporation
4.95%, 03/23/33	313	313
Bayer US Finance II LLC
4.63%, 06/25/38 (a)	270	241
Cencora, Inc.
5.15%, 02/15/35	400	403
Centene Corporation
3.38%, 02/15/30	400	361
Cigna Group, The
2.38%, 03/15/31	340	306
5.25%, 01/15/36	660	661
CVS Health Corporation
4.78%, 03/25/38	780	719
Elevance Health, Inc.
5.00%, 01/15/36	600	588
6.10%, 10/15/52	100	100
Eli Lilly and Company
5.05%, 08/14/54	500	459
EMD Finance LLC
4.38%, 10/15/30 (a)	600	593
4.63%, 10/15/32 (a)	243	240
Gilead Sciences, Inc.
4.80%, 04/01/44	400	361
HCA Inc.
4.60%, 11/15/32	200	195
5.45%, 09/15/34	326	329
4.63%, 03/15/52	400	320
6.20%, 03/01/55	470	467
Humana Inc.
5.75%, 04/15/54	150	135
Indiana University Health, Inc.
2.85%, 11/01/51	200	125
Labcorp Holdings Inc.
4.35%, 04/01/30	960	952
Mars, Incorporated
3.88%, 04/01/39 (a)	610	530
5.65%, 05/01/45 (a)	260	257
5.70%, 05/01/55 (a)	70	68
McKesson Corporation
4.65%, 05/30/30	600	604
Merck & Co., Inc.
5.50%, 03/15/46	688	674
5.00%, 05/17/53	140	126
Novartis Capital Corporation
4.60%, 03/18/33	503	501
5.70%, 03/18/56	271	273
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53	340	316
Roche Holdings, Inc.
5.59%, 11/13/33 (a)	300	317
Royalty Pharma PLC
3.30%, 09/02/40	900	683
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	240	172
Takeda Pharmaceutical Company Limited
5.30%, 07/05/34	560	567
UnitedHealth Group Incorporated
4.95%, 01/15/32	500	505
4.25%, 06/15/48	720	573
5.38%, 04/15/54	240	221
		21,077
Utilities 8.2%
American Water Capital Corp.
5.70%, 09/01/55	220	216
Comision Federal De Electricidad, E.P.E.
6.05%, 01/28/34 (a)	270	262
Consolidated Edison Company of New York, Inc.
4.45%, 03/15/44	350	299
Constellation Energy Generation, LLC
4.40%, 01/15/31	220	218
6.50%, 10/01/53	180	191
Duke Energy Corporation
4.25%, 12/15/41	290	249
Duke Energy Florida, LLC
5.95%, 11/15/52	390	395
Duke Energy Progress, LLC
4.10%, 03/15/43	320	263
5.55%, 03/15/55	540	521
Entergy Corporation
5.88%, 06/15/56	500	493
6.10%, 06/15/56	330	325
Entergy Utility Assets, LLC
5.15%, 09/15/34	200	202
Essential Utilities, Inc.
2.70%, 04/15/30	500	465
5.13%, 03/15/36	93	92
Exelon Corporation
5.60%, 03/15/53	210	198
6.50%, 03/15/55	500	509
Florida Power & Light Company
5.30%, 06/15/34	256	263
3.95%, 03/01/48	610	474
5.70%, 03/15/55	67	67
5.60%, 02/15/66	272	262
Indiana Michigan Power Company
5.60%, 03/15/56	362	348
Interstate Power and Light Company
5.60%, 06/29/35	354	363
Niagara Mohawk Power Corporation
6.00%, 07/03/55 (a)	230	226

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
NiSource Inc.
5.85%, 04/01/55	250	243
NSTAR Electric Company
1.95%, 08/15/31	250	219
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	430	280
PacifiCorp
5.80%, 04/15/36	282	284
PECO Energy Company
2.85%, 09/15/51	320	196
PG&E Company
4.50%, 07/01/40	500	427
6.75%, 01/15/53	330	344
6.70%, 04/01/53	230	238
6.00%, 05/01/56	290	276
Piedmont Natural Gas Company, Inc.
5.05%, 05/15/52	210	185
PT. Perusahaan Listrik Negara
4.75%, 02/03/31 (a)	924	900
Public Service Company of Colorado
5.15%, 09/15/35	1,000	996
Public Service Electric And Gas Company
5.45%, 03/01/54	250	239
Public Service Enterprise Group Incorporated
5.88%, 10/15/28	500	516
San Diego Gas & Electric Company
5.35%, 04/01/53	360	332
5.95%, 03/15/56	89	89
Sempra
5.25%, 03/15/36	173	170
6.40%, 10/01/54	650	646
Southern California Edison Company
4.88%, 02/01/27	250	251
4.65%, 10/01/43	350	293
5.88%, 12/01/53	210	199
Southern California Gas Company
6.00%, 06/15/55	491	492
		14,716
Information Technology 7.4%
Apple Inc.
3.45%, 02/09/45	330	253
4.38%, 05/13/45	120	105
4.65%, 02/23/46	420	378
3.95%, 08/08/52	500	389
Applied Materials, Inc.
4.60%, 01/15/36	625	606
AppLovin Corporation
5.13%, 12/01/29	360	362
5.38%, 12/01/31	580	585
Broadcom Inc.
5.05%, 07/12/29	908	926
4.35%, 02/15/30	470	469
4.60%, 07/15/30 - 01/15/33	656	655
4.90%, 07/15/32	456	460
3.47%, 04/15/34	420	379
Cisco Systems, Inc.
4.85%, 02/26/29	460	468
5.30%, 02/26/54	260	245
Foundry JV Holdco LLC
6.15%, 01/25/32 (a)	470	492
Intel Corporation
4.80%, 10/01/41	200	175
Microsoft Corporation
2.53%, 06/01/50	830	498
NXP B.V.
3.15%, 05/01/27	570	562
Oracle Corporation
4.95%, 02/04/31	482	472
5.70%, 02/04/36	200	192
3.65%, 03/25/41	450	321
5.88%, 09/26/45	620	536
4.00%, 11/15/47	340	225
6.00%, 08/03/55	200	168
6.10%, 09/26/65	490	406
Salesforce, Inc.
5.20%, 03/15/33	910	908
5.55%, 03/15/36	610	608
Synopsys, Inc.
4.85%, 04/01/30	968	976
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	400	397
		13,216
Industrials 7.1%
Aircastle Limited
6.50%, 07/18/28 (a)	250	260
Amcor Finance (USA), Inc.
5.63%, 05/26/33	280	287
Amrize Finance US LLC
4.95%, 04/07/30	391	396
Boeing Company, The
6.30%, 05/01/29 (e)	660	693
6.53%, 05/01/34 (e)	370	403
5.81%, 05/01/50 (e)	330	319
Burlington Northern Santa Fe, LLC
5.40%, 06/01/41	340	340
5.20%, 04/15/54	700	645
5.50%, 03/15/55	330	318
Canadian Pacific Kansas City Limited
3.10%, 12/02/51	170	111
5.50%, 03/15/56	339	324
CRH America Finance, Inc.
4.40%, 02/09/31	612	604
5.00%, 02/09/36	216	212
Element Fleet Management Corp.
5.04%, 03/25/30 (a)	460	464
GATX Corporation
6.90%, 05/01/34	290	318
5.50%, 06/15/35	150	151
GE Vernova Inc.
4.88%, 02/04/36	250	248
Honeywell Aerospace Inc.
4.60%, 03/16/33 (a)	181	179
4.95%, 03/16/36 (a)	348	345
Jacobs Solutions Inc.
4.75%, 03/03/31	742	732
Norfolk Southern Corporation
3.16%, 05/15/55	580	367
Paychex, Inc.
5.35%, 04/15/32	345	347
Regal Rexnord Corporation
6.05%, 04/15/28 (e)	400	410
6.40%, 04/15/33 (e)	350	370
Republic Services, Inc.
4.88%, 04/01/29	100	102
RTX Corporation
6.00%, 03/15/31	500	532
6.10%, 03/15/34	400	431
5.38%, 02/27/53	220	207
Smurfit Kappa Treasury Unlimited Company
5.78%, 04/03/54	200	193
Smurfit Westrock Financing Designated Activity Company
5.19%, 01/15/36	500	492
UL Solutions Inc.
6.50%, 10/20/28	700	733
Union Pacific Corporation
3.60%, 09/15/37	440	385
3.95%, 08/15/59	170	123
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	157	154
Waste Connections, Inc.
5.00%, 03/01/34	510	513
		12,708
Communication Services 6.1%
Alphabet Inc.
4.40%, 02/15/33	530	522
1.90%, 08/15/40	270	180

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
5.50%, 02/15/46	780	774
5.45%, 11/15/55	70	68
5.30%, 05/15/65	112	103
AT&T Inc.
5.25%, 03/01/37	355	353
4.85%, 03/01/39	740	689
4.30%, 12/15/42	730	607
5.85%, 04/30/46	550	536
3.65%, 06/01/51	1,150	791
Charter Communications Operating, LLC
3.50%, 06/01/41 - 03/01/42	510	354
5.38%, 05/01/47	300	241
Comcast Corporation
3.75%, 04/01/40	530	430
2.89%, 11/01/51	390	225
Cox Communications, Inc.
5.95%, 09/01/54 (a)	200	174
Meta Platforms, Inc.
5.50%, 11/15/45	450	426
5.60%, 05/15/53	200	186
5.63%, 11/15/55	350	329
5.55%, 08/15/64	210	189
SoftBank Corp.
5.33%, 07/09/35 (a) (f)	620	610
T-Mobile USA, Inc.
4.95%, 03/15/28	660	667
2.25%, 11/15/31	330	290
5.75%, 01/15/34	710	741
5.65%, 01/15/53	200	189
5.70%, 01/15/56	280	267
Verizon Communications Inc.
4.75%, 01/15/33	283	280
5.75%, 11/30/45	350	342
5.88%, 11/30/55	420	410
		10,973
Consumer Staples 5.2%
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	1,190	1,210
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	350	345
B.A.T Capital Corporation
7.08%, 08/02/53	330	366
Bunge Limited Finance Corp.
5.15%, 08/04/35	622	620
Cargill, Incorporated
2.13%, 11/10/31 (a)	460	406
5.38%, 10/23/55 (a)	329	311
Coca-Cola Company, The
5.30%, 05/13/54	350	336
CSL Finance PLC
4.25%, 04/27/32 (a)	200	194
5.11%, 04/03/34 (a)	300	303
JBS USA Holding Lux S.a r.l.
6.25%, 03/01/56	270	264
6.38%, 04/15/66	300	294
JBS USA Lux S.A.
7.25%, 11/15/53	270	297
Keurig Dr Pepper Inc.
3.95%, 04/15/29	560	549
Nestle Capital Corporation
4.88%, 03/12/34 (a)	210	212
Philip Morris International Inc.
4.00%, 10/29/30	800	784
4.75%, 11/01/31	700	703
Southern California, University of
3.84%, 10/01/47	450	353
Trustees of Columbia University In The City of New York, The
4.36%, 10/01/35	447	431
Tyson Foods, Inc.
5.70%, 03/15/34	360	373
Unilever Capital Corporation
5.00%, 12/08/33	300	307
University of Chicago, The
2.76%, 04/01/45	350	275
Walmart Inc.
4.50%, 04/15/53	420	364
		9,297
Energy 4.7%
BP Capital Markets America Inc.
2.94%, 06/04/51	300	189
Cheniere Energy, Inc.
5.20%, 07/30/36 (a)	103	102
ConocoPhillips Company
5.30%, 05/15/53	220	203
Energy Transfer LP
5.70%, 04/01/35	210	216
5.80%, 06/15/38	270	273
5.00%, 05/15/50	500	415
Enterprise Products Operating LLC
4.60%, 01/15/31	313	314
5.20%, 01/15/36	170	171
5.70%, 02/15/42	550	553
Exxon Mobil Corporation
4.23%, 03/19/40	400	362
MPLX LP
6.20%, 09/15/55	300	296
Ovintiv Canada ULC
5.65%, 05/15/28	280	287
6.25%, 07/15/33	70	74
Pioneer Natural Resources Company
1.90%, 08/15/30	300	270
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	570	571
4.50%, 05/15/30	850	845
Shell Finance US Inc.
3.00%, 11/26/51 (a)	250	159
Targa Resources Corp.
6.15%, 03/01/29	850	886
TotalEnergies SE
5.64%, 04/05/64	300	288
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (a)	600	571
Williams Companies, Inc., The
5.30%, 09/30/35 - 08/15/52	840	806
5.15%, 03/15/36 (f)	594	586
		8,437
Materials 2.8%
Amcor Flexibles North America, Inc.
5.50%, 03/17/35	250	253
Anglo American Capital PLC
5.00%, 03/21/33 (a)	1,061	1,049
Antofagasta PLC
5.63%, 09/09/35 (a)	340	338
Corporacion Nacional del Cobre de Chile
5.53%, 01/30/37 (a)	459	449
6.78%, 01/13/55 (a)	430	451
Ecolab Inc.
5.00%, 09/01/35 (f)	150	150
Glencore Funding LLC
5.19%, 04/01/30 (a)	164	166
5.67%, 04/01/35 (a)	150	153
Mosaic Company, The
4.35%, 01/15/29	400	398
Newmont Corporation
5.35%, 03/15/34	800	823
Nutrien Ltd.
5.40%, 06/21/34	300	305
Sonoco Products Company
4.45%, 09/01/26	143	143
4.60%, 09/01/29	370	369
		5,047
Consumer Discretionary 2.2%
Amazon.com, Inc.
3.88%, 08/22/37	500	451
2.50%, 06/03/50	200	117
5.80%, 03/13/56	310	310
5.95%, 03/13/66	550	554

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Flutter Treasury Designated Activity Company
5.88%, 06/04/31 (a)	330	327
General Motors Company
5.63%, 04/15/30	490	504
Honda Motor Co., Ltd.
5.34%, 07/08/35	300	297
Hyundai Capital America
4.75%, 04/06/29 (a)	587	587
Lowe`s Companies, Inc.
3.00%, 10/15/50	300	185
McDonald's Corporation
5.45%, 08/14/53	180	171
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	260	256
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	120	119
		3,878
Real Estate 0.9%
CoStar Group, Inc.
2.80%, 07/15/30 (a)	480	434
ERP Operating Limited Partnership
4.95%, 06/15/32	140	141
National Health Investors, Inc.
5.35%, 02/01/33	250	246
ProLogis, L.P.
5.25%, 06/15/53	170	158
Realty Income Corporation
4.75%, 04/15/33	304	301
VICI Properties Inc.
4.13%, 08/15/30 (a)	450	431
		1,711
Total Corporate Bonds And Notes (cost $161,956)		161,787
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.6%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	234	228
Series 2016-A-2, 3.65%, 06/15/28	193	186
British Airways PLC
Series 2018-AA-1, 3.80%, 09/20/31	203	197
Series 2019-1, 3.30%, 12/15/32	281	264
Compass Datacenters Issuer II, LLC
Series 2025-A1-2A, 4.93%, 11/25/30	661	655
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	239	239
GreatAmerica Financial Services Corporation
Series 2025-A2-2, 4.22%, 11/15/27	665	667
Greatamerica Leasing Receivables Funding, L.L.C.
Series 2025-A2-1, 4.52%, 04/15/27	716	718
J.P. Morgan Mortgage Trust 2025-NQM1
Series 2025-A1-NQM4, REMIC, 4.95%, 10/25/29 (g) (h)	535	532
OBX 2025-NQM20 Trust
Series 2025-A1-NQM20, REMIC, 5.02%, 10/25/65 (g) (h)	488	487
OBX 2026-NQM4 Trust
Series 2026-A1-NQM4, REMIC, 5.17%, 02/25/66 (g)	400	399
QTS Issuer ABS I LLC
Series 2025-A2-1A, 5.44%, 05/28/30	690	685
QTS Issuer ABS II LLC
Series 2026-A2-4A, 5.70%, 03/06/56	599	599
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.62%, 02/14/30 (g)	210	213
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	1,320	1,360
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	599	606
United Airlines Pass Through Certificates, Series 2019-1
Series 2019-AA-1, 4.15%, 08/25/31	263	256
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,233)		8,291
GOVERNMENT AND AGENCY OBLIGATIONS 2.7%
Sovereign 2.2%
Gobierno Federal de los Estados Unidos Mexicanos
5.38%, 03/22/33	513	500
6.34%, 05/04/53	460	427
Israel, State of
5.50%, 03/12/34	520	525
Republic of Indonesia, The Government of, The
4.30%, 04/16/31	800	778
ROP Sukuk Trust
5.05%, 06/06/29 (a)	960	967
Segretariato Generale Della Presidenza Della Repubblica
3.88%, 05/06/51	200	145
The Philippines, Government of
5.95%, 10/13/47	250	252
Urzad Rady Ministrow
5.50%, 03/18/54	400	368
		3,962
Municipal 0.5%
Metropolitan Transportation Authority
6.81%, 11/15/40	125	136
New Jersey Turnpike Authority
7.10%, 01/01/41	250	288
Texas, State of
5.52%, 04/01/39	234	240
The University of Texas System
4.79%, 08/15/46	230	217
		881
Total Government And Agency Obligations (cost $4,869)		4,843
SHORT TERM INVESTMENTS 2.7%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 3.53% (i) (j)	3,417	3,417
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.63% (i) (j)	1,383	1,383
Total Short Term Investments (cost $4,800)		4,800
Total Investments 100.1% (cost $179,858)		179,721
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.1)%		(229)
Total Net Assets 100.0%		179,494

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $21,832 and 12.2% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(f) All or a portion of the security was on loan as of March 31, 2026.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	910	22,742	20,235	18	—	—	3,417	1.9
JNL Government Money Market Fund, 3.63% - Class SL	2,846	4,199	5,662	13	—	—	1,383	0.8
	3,756	26,941	25,897	31	—	—	4,800	2.7

JNL/PPM America Investment Grade Credit Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 4.73%, 05/15/28	05/12/25	600	602	0.3

JNL/PPM America Investment Grade Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	8	June 2026	907	2	—
United States 2 Year Note	28	July 2026	5,817	3	(9)
United States Long Bond	10	June 2026	1,129	4	10
				9	1
Short Contracts
United States 10 Year Note	(5)	June 2026	(556)	(2)	1
United States 5 Year Note	(19)	July 2026	(2,072)	(3)	17
United States Ultra Bond	(8)	June 2026	(928)	(2)	(4)
				(7)	14

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PPM America Investment Grade Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	161,787	—	161,787
Non-U.S. Government Agency Asset-Backed Securities	—	8,291	—	8,291
Government And Agency Obligations	—	4,843	—	4,843
Short Term Investments	4,800	—	—	4,800
	4,800	174,921	—	179,721
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	28	—	—	28
	28	—	—	28
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
	(13)	—	—	(13)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 56.7%
U.S. Treasury Note 24.5%
Treasury, United States Department of
3.75%, 08/15/27 - 05/15/28	77,060	76,968
4.63%, 04/30/29 - 09/30/30	11,400	11,683
4.13%, 11/30/29 - 05/31/32	36,730	36,974
3.50%, 04/30/30 - 11/30/30	46,360	45,544
3.88%, 06/30/30	62,380	62,295
4.88%, 10/31/30	3,750	3,896
2.88%, 05/15/32	45,388	42,456
4.38%, 05/15/34	19,655	19,865
4.25%, 08/15/35	20,620	20,546
		320,227
Mortgage-Backed Securities 18.9%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 11/01/51	2,795	2,416
3.00%, 05/01/34 - 06/01/52	12,489	11,177
2.00%, 04/01/36 - 09/01/51	17,863	15,401
4.00%, 10/01/37 - 06/01/48	6,198	5,963
5.00%, 02/01/38 - 03/01/55	13,785	13,649
4.50%, 07/01/38 - 11/01/48	1,037	1,032
3.50%, 04/01/42 - 05/01/48	6,615	6,164
5.50%, 10/01/53 - 09/01/54	21,152	21,280
6.00%, 11/01/53 - 03/01/54	8,412	8,604
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 01/01/52	11,313	10,066
3.00%, 04/01/31 - 05/01/53	23,669	21,319
5.00%, 06/01/35 - 04/01/53	9,640	9,579
2.00%, 10/01/35 - 03/01/52	30,237	24,759
4.00%, 10/01/37 - 09/01/49	9,474	9,077
4.50%, 05/01/38 - 09/01/52	5,337	5,239
3.50%, 11/01/42 - 08/01/49	7,444	6,938
5.50%, 02/01/53	2,399	2,424
6.00%, 10/01/53	2,088	2,136
TBA, 5.00%, 04/15/56 (a)	2,880	2,839
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/55	2,438	2,419
3.50%, 06/20/43 - 03/20/50	7,680	7,193
4.00%, 05/20/44 - 03/20/50	3,886	3,707
3.00%, 07/20/45 - 04/20/50	3,968	3,578
4.50%, 12/20/48 - 05/20/49	1,168	1,147
2.50%, 08/20/50 - 09/20/50	6,961	5,999
TBA, 5.00%, 04/15/56 (a)	4,600	4,552
Government National Mortgage Association II
2.50%, 03/20/51 - 04/20/52	11,508	9,888
3.00%, 03/20/51 - 06/20/52	5,140	4,593
2.00%, 10/20/51 - 01/20/52	5,906	4,869
3.50%, 05/20/52	377	348
4.50%, 08/20/52 - 06/20/53	11,838	11,501
4.00%, 10/20/52 - 04/20/53	3,194	3,013
5.00%, 10/20/52 - 04/20/53	4,589	4,570
		247,439
U.S. Treasury Bond 12.8%
Treasury, United States Department of
3.75%, 08/15/41 - 11/15/43	18,998	16,743
3.13%, 11/15/41	11,200	9,161
4.13%, 08/15/44	19,330	17,535
2.50%, 02/15/45 - 02/15/46	51,398	35,813
4.75%, 02/15/45 - 05/15/55	32,890	32,152
3.00%, 02/15/48	16,488	12,152
2.88%, 05/15/49	20,310	14,435
2.25%, 08/15/49	23,095	14,359
4.00%, 11/15/52	16,510	14,190
		166,540
U.S. Government Agency Obligations 0.5%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (b)	7,104	6,243
Total Government And Agency Obligations (cost $777,344)		740,449
CORPORATE BONDS AND NOTES 28.6%
Financials 12.6%
American Express Company
4.60%, (SOFR + 0.93%), 07/26/28 (c)	2,694	2,700
5.67%, 04/25/36	1,267	1,308
4.80%, 10/24/36	1,358	1,313
Athene Holding Ltd.
6.63%, 05/19/55	2,074	1,996
Atlas Warehouse Lending Company, L.P.
4.63%, 11/15/28 (d)	900	886
5.25%, 01/15/33 (d)	541	523
Bank of America Corporation
5.52%, 10/25/35	4,205	4,210
Barclays PLC
7.63%, (100, 03/15/35) (e) (f)	1,772	1,785
Blackstone Reg Finance Co. L.L.C.
4.95%, 02/15/36	1,136	1,101
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (g)	1,958	1,935
Capital One Financial Corporation
6.38%, 06/08/34	1,732	1,825
6.18%, 01/30/36	2,627	2,671
Citadel Limited Partnership
6.38%, 01/23/32 (d) (h)	2,402	2,498
Citigroup Inc.
6.88%, (100, 08/15/30) (e)	3,550	3,541
6.02%, 01/24/36	2,776	2,837
Credit Agricole S.A.
5.26%, 01/12/37 (d)	2,279	2,237
Daimler Trucks Finance North America LLC
4.59%, (SOFR + 0.96%), 09/25/27 (c) (d)	3,995	4,002
First Citizens BancShares, Inc.
4.87%, 03/03/32	3,380	3,271
Ford Motor Credit Company LLC
4.13%, 08/17/27	632	625
7.35%, 11/04/27	3,456	3,566
6.05%, 11/05/31	1,340	1,346
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (d)	1,859	1,830
Gabx Leasing LLC
4.63%, 04/15/31 (d)	2,018	1,990
5.30%, 04/15/36 (d)	1,529	1,500
General Motors Financial Company, Inc.
5.01%, (SOFR + 1.35%), 05/08/27 (c)	4,700	4,728
Global Atlantic Financial Company
7.95%, 10/15/54 (d)	4,874	4,689
Goldman Sachs Group, Inc., The
5.56%, 11/19/45	2,724	2,618
5.73%, 01/28/56	1,681	1,642
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28 (d)	759	748
Golub Capital Private Credit Fund
5.45%, 08/15/28 (d)	967	954
5.80%, 09/12/29	3,890	3,825
5.60%, 04/15/31 (d)	1,216	1,162
Henneman Trust
6.58%, 05/15/55 (d)	1,646	1,657
HSBC Holdings PLC
6.75%, (100, 03/24/31) (e) (f)	3,305	3,264
Huntington Bancshares Incorporated
5.61%, 01/28/41	2,242	2,185
ING Groep N.V.
5.42%, 03/23/37	3,178	3,165
Jane Street Group, LLC
6.75%, 05/01/33 (d)	2,366	2,402
JPMorgan Chase & Co.
5.50%, 01/24/36	2,743	2,809
5.57%, 04/22/36	8,605	8,852
5.58%, 07/23/36	2,571	2,604
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (d)	4,199	4,351
MassMutual Global Funding II
4.41%, (SOFR + 0.74%), 04/09/27 (c) (d)	7,690	7,714

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Morgan Stanley
4.69%, (SOFR + 1.02%), 04/13/28 (c)	6,000	6,016
4.49%, 01/16/32	3,398	3,347
6.63%, 11/01/34	2,880	3,138
5.66%, 04/17/36	4,122	4,225
5.31%, 01/18/41	2,430	2,347
5.90%, 03/13/47	3,330	3,318
Morgan Stanley Bank, N.A.
4.52%, (SOFR + 0.86%), 05/26/28 (c) (i)	2,005	2,007
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	4,993	4,982
New York Life Global Funding
5.00%, 01/09/34 (d)	4,628	4,666
North Haven Private Income Fund LLC
5.13%, 09/25/28 (d)	1,211	1,179
Northern Trust Corporation
5.12%, 11/19/40	4,831	4,717
Protective Life Corporation
5.35%, 12/15/35 (d)	3,322	3,261
Stripe Global Holdings Inc.
4.88%, 03/26/29 (j)	2,000	1,974
5.17%, 03/26/31 (j)	2,000	1,965
Wells Fargo & Company
4.74%, (SOFR + 1.07%), 04/22/28 (c)	3,523	3,534
Western-Southern Global Funding
4.25%, 01/29/29 (d)	3,541	3,508
		165,049
Consumer Discretionary 2.9%
Advance Auto Parts, Inc.
7.00%, 08/01/30 (d)	1,863	1,886
7.38%, 08/01/33 (d)	1,863	1,887
Amazon.com, Inc.
4.25%, 03/13/31	3,332	3,310
5.65%, 03/13/46	2,179	2,178
5.80%, 03/13/56	1,430	1,431
Brightstar Lottery PLC
5.75%, 01/15/33 (d)	2,085	2,024
Carnival Corporation
5.13%, 05/01/29 (d)	2,003	1,981
5.75%, 08/01/32 (d)	2,910	2,910
6.13%, 02/15/33 (d)	2,983	3,004
Hyundai Capital America
4.67%, (SOFR + 1.04%), 06/24/27 (c) (d)	4,450	4,462
4.75%, 04/06/29 (d)	4,260	4,261
Resorts World Las Vegas LLC
8.45%, 07/27/30 (d)	1,410	1,346
4.63%, 04/06/31 (d)	1,700	1,343
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (d)	1,480	1,497
5.38%, 01/15/36	2,024	1,993
Voyager Parent, LLC
9.25%, 07/01/32 (d)	1,839	1,908
		37,421
Industrials 2.4%
Boeing Company, The
7.01%, 05/01/64 (h)	1,318	1,460
Cyprium Corporation
6.13%, 04/15/31 (d)	271	268
6.38%, 04/15/34 (d)	271	263
Element Fleet Management Corp.
4.64%, 11/24/30 (d)	4,600	4,538
GE Vernova Inc.
5.50%, 02/04/56	586	566
Groupe WSP Global Inc.
5.04%, 09/18/31 (d)	1,782	1,769
5.71%, 09/18/36 (d)	2,341	2,322
Herc Holdings Inc.
5.75%, 03/15/31 (d)	1,373	1,349
6.00%, 03/15/34 (d)	797	769
Honeywell Aerospace Inc.
4.60%, 03/16/33 (d)	657	649
4.95%, 03/16/36 (d)	1,262	1,252
5.73%, 03/16/56 (d)	3,340	3,309
5.85%, 03/16/66 (d)	1,515	1,501
Triton Container International Limited
5.15%, 02/15/33	1,035	1,012
United Airlines Holdings, Inc.
4.88%, 03/01/29	2,066	2,027
5.38%, 03/01/31	941	922
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (d)	2,842	2,792
Vertiv Holdings Co
5.65%, 03/15/46	1,790	1,716
XPO, Inc.
6.25%, 06/01/28 (d)	2,506	2,539
		31,023
Communication Services 2.4%
Alphabet Inc.
4.40%, 02/15/33	8,556	8,427
5.50%, 02/15/46	2,065	2,050
5.45%, 11/15/55	1,358	1,315
5.65%, 02/15/56	3,269	3,261
5.30%, 05/15/65	1,267	1,170
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (d)	1,557	1,551
AT&T Inc.
6.00%, 04/30/56	3,491	3,416
Charter Communications Operating, LLC
6.48%, 10/23/45	2,280	2,103
Meta Platforms, Inc.
5.40%, 08/15/54	2,552	2,319
Nexstar Media Group, Inc.
6.50%, 09/15/33 (d)	4,350	4,339
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (d)	856	847
		30,798
Materials 1.5%
Anglo American Capital PLC
5.25%, 03/19/36 (d)	3,106	3,052
Antofagasta PLC
5.63%, 09/09/35 (d)	306	304
Corporacion Nacional del Cobre de Chile
6.78%, 01/13/55 (d)	1,092	1,145
First Quantum Minerals Ltd.
8.00%, 03/01/33 (d)	340	351
6.38%, 02/15/36 (d)	1,052	1,007
Glencore Funding LLC
5.63%, 04/04/34 (d)	4,420	4,523
5.67%, 04/01/35 (d)	4,597	4,693
5.51%, 04/01/36 (d)	3,270	3,278
Mineral Resources Limited
7.00%, 04/01/31 (d)	1,168	1,188
		19,541
Utilities 1.5%
Duke Energy Progress, LLC
5.05%, 03/15/35	2,402	2,410
Entergy Corporation
6.10%, 06/15/56	3,166	3,118
Essential Utilities, Inc.
5.13%, 03/15/36	682	673
Exelon Corporation
6.50%, 03/15/55	2,199	2,239
PG&E Company
5.90%, 06/15/32	2,943	3,049
6.75%, 01/15/53	1,419	1,477
Sempra
5.25%, 03/15/36	1,259	1,241
Talen Energy Supply, LLC
6.25%, 02/01/34 (d)	558	552
6.50%, 02/01/36 (d)	930	937
Vistra Operations Company LLC
6.95%, 10/15/33 (d)	3,532	3,838
		19,534
Consumer Staples 1.5%
Bunge Limited Finance Corp.
5.15%, 03/19/36	4,155	4,095

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Grupo Nutresa S.A.
9.00%, 05/12/35 (d)	1,842	2,049
JBS USA Food Company
5.63%, 03/10/37 (d)	3,250	3,252
JBS USA Lux S.A.
7.25%, 11/15/53	4,465	4,910
Marb Bondco PLC
3.95%, 01/29/31 (d)	3,470	3,053
Synergy Infrastructure Holdings, LLC
7.88%, 12/01/30 (d)	1,694	1,728
		19,087
Information Technology 1.4%
AppLovin Corporation
5.95%, 12/01/54	1,080	978
Autodesk, Inc.
5.30%, 06/15/35	1,980	1,983
Foundry JV Holdco LLC
5.88%, 01/25/34 (d)	2,810	2,856
Oracle Corporation
4.30%, 07/08/34	2,910	2,591
4.13%, 05/15/45	1,600	1,110
6.85%, 02/04/66	1,110	1,021
Salesforce, Inc.
5.55%, 03/15/36	2,660	2,653
2.70%, 07/15/41	2,820	1,923
6.55%, 03/15/56	3,860	3,874
		18,989
Health Care 1.1%
Augusta SpinCo Corporation
4.95%, 03/23/33	2,302	2,299
Cencora, Inc.
4.90%, 02/13/36	1,333	1,306
Eli Lilly and Company
4.90%, 10/15/35	3,057	3,058
Humana Inc.
6.63%, 09/15/56	3,350	3,219
Mars, Incorporated
3.74%, 10/11/27 (i) (j)	1,200	1,187
Royalty Pharma PLC
3.30%, 09/02/40	3,660	2,776
		13,845
Energy 0.9%
Energy Transfer LP
6.50%, (100, 08/15/26) (e)	565	564
7.13%, (100, 05/15/30) (e)	2,573	2,605
Kodiak Gas Services, LLC
5.88%, 04/01/31 (d)	1,838	1,849
Phillips 66
5.88%, 03/15/56	2,575	2,539
Sunoco LP
7.88%, (100, 09/18/30) (d) (e)	1,828	1,851
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (d)	1,112	1,143
6.50%, 01/15/34 (d)	1,314	1,370
		11,921
Real Estate 0.4%
FIBRA Prologis
5.50%, 11/26/35 (d)	370	357
National Health Investors, Inc.
5.35%, 02/01/33	1,855	1,822
Realty Income Corporation
4.75%, 04/15/33	1,659	1,645
VICI Properties Inc.
3.75%, 02/15/27 (d)	1,679	1,666
		5,490
Total Corporate Bonds And Notes (cost $373,947)		372,698
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.3%
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.42%, (1 Month Term SOFR + 1.74%), 06/15/27 (c)	1,100	1,103
Series 2025-B-OANA, REMIC, 5.51%, (1 Month Term SOFR + 1.84%), 06/15/27 (c)	1,470	1,474
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,382	3,294
Angel Oak Mortgage Trust 2025-13
Series 2025-A1-13, REMIC, 4.93%, 10/25/29 (k)	2,564	2,546
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.42%, (1 Month Term SOFR + 1.75%), 06/15/27 (c)	2,839	2,827
ARES Commercial Mortgage Trust 2026-GCP
Series 2026-A-GCP, 4.92%, (1 Month Term SOFR + 1.25%), 02/16/43 (c)	3,429	3,419
Atlas Senior Loan Fund XXII, Ltd.
Series 2023-A1R-22A, 4.99%, (3 Month Term SOFR + 1.30%), 04/20/39 (c)	4,470	4,470
Bain Capital CLO 2024-1 Ltd.
Series 2024-BR-1A, 5.28%, (3 Month Term SOFR + 1.60%), 04/16/39 (c)	2,000	2,002
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,239
Barings CLO Ltd. 2025-III
Series 2025-B-3A, 5.32%, (3 Month Term SOFR + 1.65%), 03/31/38 (c)	5,000	5,000
BX Commercial Mortgage Trust 2026-CSMO
Series 2026-A-CSMO, REMIC, 5.07%, (1 Month Term SOFR + 1.40%), 02/15/31 (c)	3,110	3,109
BX Trust 2025-DELC
Series 2025-A-DELC, REMIC, 5.22%, (1 Month Term SOFR + 1.55%), 12/15/27 (c)	1,654	1,654
Castlelake Aircraft Structured Trust 2026-1
Series 2026-A-1A, 5.07%, 03/15/33 (k)	2,007	1,989
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (c)	4,491	3,723
Compass Datacenters Issuer II, LLC
Series 2025-A1-2A, 4.93%, 11/25/30	2,535	2,511
Consolidated Communications LLC/Fidium Fiber Finan
Series 2025-A2-4A, 5.52%, 12/20/55	2,641	2,670
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (c)	318	289
DataBank Issuer II LLC
Series 2025-A2-1A, 5.18%, 10/25/28	1,845	1,809
Databank Issuer, LLC
Series 2026-A2-1A, REMIC, 5.81%, 02/25/31	2,895	2,850
DB Master Finance LLC
Series 2025-A2I-1A, 4.89%, 11/20/30	999	998
Series 2025-A2II-1A, 5.17%, 11/22/32	1,225	1,222
Diameter Capital CLO 12 Ltd.
Series 2025-A-12A, 5.16%, (3 Month Term SOFR + 1.24%), 10/20/38 (c)	2,850	2,845
Extended Stay America Trust 2025-ESH
Series 2025-A-ESH, REMIC, 4.97%, (1 Month Term SOFR + 1.30%), 10/15/30 (c)	1,175	1,175
Flexential Issuer 2021-1
Series 2025-A2-1A, 6.03%, 10/25/30	2,767	2,756
Garnet CLO 2 Ltd.
Series 2025-A-2A, 5.50%, (3 Month Term SOFR + 1.35%), 10/20/38 (c)	3,500	3,497
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,439
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	5,550	4,952
GreatAmerica Financial Services Corporation
Series 2025-A2-2, 4.22%, 11/15/27	2,041	2,048
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	533	525
HOMES 2026-NQM1 Trust
Series 2026-A1-NQM1, REMIC, 4.80%, 09/25/70 (k)	1,180	1,169
Houston Galleria Mall Trust 2025-HGLR
Series 2025-A-HGLR, REMIC, 5.64%, 02/07/35 (c)	3,137	3,192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
HPEFS Equipment Trust 2025-1
Series 2025-A3-1A, 4.43%, 11/22/27	2,955	2,969
Hyundai Auto Lease Securitization Trust 2024-C
Series 2024-A3-C, 4.62%, 02/16/27	1,700	1,705
Hyundai Auto Lease Securitization Trust 2026-A
Series 2026-A3-A, 3.97%, 04/17/28	2,991	2,982
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.92%, 01/25/29 (c) (l)	221	209
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (c)	4,510	3,897
J.P. Morgan Mortgage Trust 2025-NQM1
Series 2025-A1-NQM4, REMIC, 4.95%, 10/25/29 (c) (k)	3,289	3,268
J.P. Morgan Mortgage Trust 2026-NQX1
Series 2026-A1-NQX1, REMIC, 5.50%, 07/25/66 (c)	1,993	1,993
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.53%, 10/25/26 (c)	54	54
LEX 2024-BBG Mortgage Trust
Series 2024-A-BBG, REMIC, 5.04%, 10/13/33 (c)	2,500	2,484
M&T Equipment (2025-LEAF1), LLC
Series 2025-A2-1A, 4.70%, 12/16/27	4,113	4,128
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	1,843	1,774
MetroNet Infrastructure Issuer LLC
Series 2026-A2-1A, 5.27%, 04/20/31	2,921	2,922
Series 2025-A2-4A, 5.16%, 12/22/55	1,848	1,838
MLTI Trust 2026-SF75
Series 2026-A-SF75, REMIC, 5.07%, (1 Month Term SOFR + 1.40%), 03/15/28 (c)	3,377	3,360
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM3
Series 2026-A1-NQM3, REMIC, 5.21%, 03/25/71 (c)	3,023	3,014
MVW 2024-2 LLC
Series 2024-A-2A, 4.43%, 03/20/42	4,410	4,408
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-77C, REMIC, 4.95%, 01/10/31 (c)	1,051	1,039
NYC Commercial Mortgage Trust 2026-7W34
Series 2026-A-1PARK, REMIC, 4.92%, (1 Month Term SOFR + 1.25%), 02/15/28 (c)	1,534	1,528
OBX 2025-NQM11 Trust
Series 2025-A1-NQM11, REMIC, 5.42%, 05/25/65 (k)	1,990	1,994
OBX 2025-NQM13 Trust
Series 2025-A1-NQM13, REMIC, 5.44%, 05/25/65 (k)	2,782	2,788
OBX 2025-NQM20 Trust
Series 2025-A1-NQM20, REMIC, 5.02%, 10/25/65 (c) (k)	2,282	2,273
OBX 2026-NQM2 Trust
Series 2026-A1-NQM2, REMIC, 4.82%, 01/25/30 (c) (k)	2,544	2,523
OBX 2026-NQM5 Trust
Series 2026-A1-NQM5, 5.32%, 03/25/30 (c)	2,390	2,390
OHA Credit Funding 5 Ltd.
Series 2026-A1-25A, 0.00%, (3 Month Term SOFR + 1.13%), 04/20/38 (c)	2,000	1,999
PK Alift Loan Funding 7 LP
Series 2025-A-2, 4.75%, 02/17/32	1,356	1,341
QTS Issuer ABS I LLC
Series 2025-A2-1A, 5.44%, 05/28/30	2,850	2,830
QTS Issuer ABS II LLC
Series 2026-A2-5A, 6.18%, 03/06/56	2,557	2,557
Retained Vantage Data Centers Issuer LLC
Series 2024-A2-1A, 4.99%, 09/15/29	2,800	2,770
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.62%, 02/14/30 (c)	1,340	1,358
Series 2025-B-SHRE, REMIC, 6.02%, 02/14/30 (c)	660	672
SBNA Auto Lease Trust 2024-C
Series 2024-A3-C, 4.56%, 02/22/28	1,374	1,376
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (c)	2,271	1,890
Shentel Issuer LLC
Series 2025-A2-1A, 5.64%, 12/01/55	981	986
Silver Point CLO 12 Ltd.
Series 2025-A1-12A, 5.29%, (3 Month Term SOFR + 1.31%), 10/15/38 (c)	5,000	4,996
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-A3-BA, 4.27%, 11/22/27	3,625	3,636
VTR Commercial Mortgage Trust 2025-STEM
Series 2025-B-STEM, 5.50%, 10/15/29 (c)	900	887
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (c)	892	772
Total Non-U.S. Government Agency Asset-Backed Securities (cost $163,218)		160,406
SENIOR FLOATING RATE INSTRUMENTS 0.7%
Financials 0.5%
Hudson River Trading LLC
2026 Repriced Term Loan B, 6.18%, (1 Month Term SOFR + 2.50%), 03/18/30 (c)	2,485	2,472
Jane Street Group, LLC
2024 Term Loan B1, 5.67%, (3 Month Term SOFR + 2.00%), 12/10/31 (c)	4,035	3,957
		6,429
Materials 0.1%
Stonepeak Bayou Holdings LP
Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 09/24/32 (c)	1,826	1,768
Industrials 0.1%
VistaJet Malta Finance P.L.C.
2025 Term Loan B, 7.41%, (3 Month Term SOFR + 3.75%), 03/27/31 (c)	1,493	1,475
Total Senior Floating Rate Instruments (cost $9,953)		9,672
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 3.53% (m) (n)	22,576	22,576
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.63% (m) (n)	1,701	1,701
Total Short Term Investments (cost $24,277)		24,277
Total Investments 100.2% (cost $1,348,739)		1,307,502
Other Derivative Instruments (0.0)%		(54)
Other Assets and Liabilities, Net (0.2)%		(2,092)
Total Net Assets 100.0%		1,305,356

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $7,456.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $156,365 and 12.0% of the Fund.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Convertible security.

(g) All or a portion of the security was on loan as of March 31, 2026.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(l) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	21,501	157,276	156,201	172	—	—	22,576	1.7
JNL Government Money Market Fund, 3.63% - Class SL	1,838	13,233	13,370	26	—	—	1,701	0.2
	23,339	170,509	169,571	198	—	—	24,277	1.9

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,187	0.1
Morgan Stanley Bank, N.A., 4.52%, 05/26/28	05/28/24	2,005	2,007	0.1
		3,205	3,194	0.2

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	124	June 2026	13,792	20	(22)
United States 2 Year Note	519	July 2026	108,338	45	(673)
United States 5 Year Note	141	July 2026	15,241	20	12
United States Ultra Bond	83	June 2026	9,671	13	3
				98	(680)
Short Contracts
United States 10 Year Ultra Bond	(305)	June 2026	(34,902)	(91)	279
United States Long Bond	(153)	June 2026	(17,649)	(61)	227
				(152)	506

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PPM America Total Return Fund
Assets - Securities
Government And Agency Obligations	—	740,449	—	740,449
Corporate Bonds And Notes	—	367,572	5,126	372,698
Non-U.S. Government Agency Asset-Backed Securities	—	160,406	—	160,406
Senior Floating Rate Instruments	—	9,672	—	9,672
Short Term Investments	24,277	—	—	24,277
	24,277	1,278,099	5,126	1,307,502
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	521	—	—	521
	521	—	—	521
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(695)	—	—	(695)
	(695)	—	—	(695)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.6%
Industrials 19.9%
A. O. Smith Corporation	10	687
AAON, Inc.	—	36
AAR Corp. (a)	3	319
ABM Industries Incorporated	7	272
ACCO Brands Corporation	8	25
Acuity Brands, Inc.	3	744
Advanced Drainage Systems, Inc.	4	490
Air Lease Corporation - Class A	11	725
Alamo Group Inc.	1	157
Alaska Air Group, Inc. (a)	14	524
Albany International Corp. - Class A	4	193
Alight, Inc. - Class A	117	68
Allegiant Travel Company (a)	3	211
Allegion Public Limited Company	1	142
Allison Systems, Inc.	8	936
Amentum Holdings, Inc. (a)	7	180
American Airlines Group Inc. (a)	19	204
American Woodmark Corporation (a)	2	82
API Group Corporation (a)	11	445
Apogee Enterprises, Inc.	3	108
Applied Industrial Technologies, Inc.	2	465
Arcbest Corporation	5	463
Arcosa, Inc.	4	376
Armstrong World Industries, Inc.	2	252
Astec Industries, Inc.	2	115
ATI Inc. (a)	4	523
Atkore Inc.	6	368
Axon Enterprise, Inc. (a)	—	194
AZZ Inc.	—	41
BlueLinx Holdings Inc. (a)	1	75
Boise Cascade Company	5	393
Booz Allen Hamilton Holding Corporation - Class A	10	755
Brady Corporation - Class A	3	205
BrightView Holdings, Inc. (a)	9	108
Brink's Company, The	3	281
Broadridge Financial Solutions, Inc.	4	603
BWXT Government Group, Inc.	2	441
CACI International Inc. - Class A (a)	1	813
Carpenter Technology Corporation	1	400
CBIZ, Inc. (a)	5	123
Chart Industries, Inc. (a)	2	321
Cimpress Public Limited Company (a)	—	37
Clarivate PLC (a)	69	174
Clean Harbors, Inc. (a)	2	579
Comfort Systems USA, Inc.	1	702
Concentrix Corporation	12	321
Conduent Incorporated (a)	10	13
Copart, Inc. (a)	19	646
Core & Main, Inc. - Class A (a)	8	372
CoreCivic, Inc. (a)	14	262
Costamare Inc.	2	27
Crane Company	2	321
CSG Systems International, Inc.	3	237
Curtiss-Wright Corporation	1	766
Deluxe Corporation	5	139
DNOW Inc. (a)	21	248
Donaldson Company, Inc.	7	553
Dycom Industries, Inc. (a)	1	451
EMCOR Group, Inc.	1	1,028
EnerSys	3	609
Enpro Inc.	1	248
Equifax Inc.	4	726
ESAB Corporation	3	278
Everus Construction Group, Inc. (a)	5	539
ExlService Holdings, Inc. (a)	7	218
Federal Signal Corporation	2	237
Flowserve Corporation	8	597
Fluor Corporation (a)	15	707
Fortune Brands Innovations, Inc.	17	682
Forward Air Corporation (a)	7	110
Franklin Electric Co., Inc.	3	259
FTAI Aviation Ltd.	1	319
FTI Consulting, Inc. (a)	3	532
Gates Industrial Corporation PLC (a)	24	533
GATX Corporation	2	388
Generac Holdings Inc. (a)	4	745
Genpact Limited	17	625
GEO Group, Inc., The (a)	17	292
Gibraltar Industries, Inc. (a)	4	143
Global Industrial Company	2	48
Global Ship Lease, Inc. - Class A	1	42
Graco Inc.	7	612
GrafTech International Ltd. (a)	3	22
Granite Construction Incorporated	3	363
Greenbrier Companies, Inc., The	6	290
Griffon Corporation	3	209
GXO Logistics Inc. (a)	13	651
Hayward Holdings, Inc. (a)	12	162
Healthcare Services Group, Inc. (a)	10	178
HEICO Corporation	1	404
Herc Holdings Inc.	3	317
Hexcel Corporation	6	446
HNI Corporation	7	245
Hub Group, Inc. - Class A	8	272
Hubbell Incorporated	2	1,015
Hyster-Yale, Inc. - Class A	1	25
ICF International, Inc.	2	139
IDEX Corporation	4	852
IES Holdings, Inc. (a)	—	28
Insperity, Inc.	5	147
ITT Inc.	4	763
JBT Marel Corporation	2	209
JELD-WEN Holding, Inc. (a)	19	23
JetBlue Airways Corporation (a)	80	355
KBR, Inc.	12	460
Kelly Services, Inc. - Class A	5	41
Kennametal Inc.	11	404
Kforce Inc.	2	72
Kirby Corporation (a)	4	574
Korn Ferry	5	343
Landstar System, Inc.	5	850
Lennox International Inc.	1	453
Leonardo DRS, Inc.	3	113
Lincoln Electric Holdings, Inc.	3	700
Lyft, Inc. - Class A (a)	29	384
Manitowoc Company, Inc., The (a)	3	37
Marten Transport, Ltd.	9	115
MasTec, Inc. (a)	3	981
Masterbrand, Inc. (a)	16	137
Matson Intermodal - Paragon, Inc.	5	848
Maximus, Inc.	7	434
McGrath RentCorp	—	42
Mercury Systems, Inc. (a)	3	251
Middleby Corporation, The (a)	4	596
Millerknoll, Inc.	7	106
Mine Safety Appliances Company, LLC	2	274
Modine Manufacturing Company (a)	2	341
MOOG Inc. - Class A	2	534
MSC Industrial Direct Co., Inc. - Class A	6	563
Mueller Industries, Inc.	6	696
Mueller Water Products, Inc. - Class A	8	209
MYR Group Inc. (a)	1	317
NextPower LLC - Class A (a)	1	67
Nordson Corporation	3	694
Nvent Electric Public Limited Company	8	893
Openlane, Inc. (a)	9	249
Oshkosh Corporation	8	1,209
Parsons Corporation (a)	3	184
Paycom Software, Inc.	2	223
Pentair Public Limited Company	8	693
Plug Power Inc. (a)	146	331
Primoris Services Corporation	3	427
Qxo, Inc. (a)	2	41
RBC Bearings Incorporated (a)	1	348
Regal Rexnord Corporation	7	1,275
Resideo Technologies, Inc. (a)	16	537

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Rollins, Inc.	6	345
Rush Enterprises, Inc. - Class A	8	512
RXO Inc (a)	24	358
Saia, Inc. (a)	1	518
Schneider National, Inc. - Class B	9	232
Science Applications International Corporation	7	631
Sensata Technologies Holding PLC	21	751
Simpson Manufacturing Co., Inc.	2	415
SiteOne Landscape Supply, Inc. (a)	3	363
SkyWest, Inc. (a)	4	358
SPX Technologies, Inc. (a)	1	192
StandardAero, Inc. (a)	3	81
Sunrun Inc. (a)	23	314
Terex Corporation	13	746
Tetra Tech, Inc.	12	369
TIC Solutions, Inc. (a) (b)	4	28
Timken Company, The	8	756
Titan Machinery Inc. (a)	3	46
Toro Company, The	8	791
TransUnion	8	539
Trex Company, Inc. (a)	7	250
Trinet Group, Inc.	5	187
Trinity Industries, Inc.	8	266
TrueBlue, Inc. (a)	2	9
TTEC Holdings, Inc. (a) (b)	6	14
Tutor Perini Corporation	5	349
UFP Industries, Inc.	6	517
U-Haul Holding Company - Series N	7	315
UL Solutions Inc. - Class A	1	128
Unifirst Corporation	2	422
V2X, Inc. (a)	2	155
Valmont Industries, Inc.	1	492
Veralto Corporation	7	656
Verisk Analytics, Inc.	5	890
Vertiv Holdings Co - Class A	3	819
Vestis Corporation (a)	27	209
Wabash National Corporation	9	79
Watsco, Inc.	2	784
Watts Water Technologies, Inc. - Class A	1	333
Werner Enterprises, Inc.	14	422
Willscot Holdings Corporation - Class A	27	469
Woodward, Inc.	2	781
Worthington Industries, Inc.	2	125
XPO, Inc. (a)	3	570
Zurn Elkay Water Solutions Corporation	5	234
		73,209
Financials 15.6%
Adamas Trust, Inc.	9	67
Affiliated Managers Group, Inc.	3	797
AGNC Investment Corp. (b)	84	841
Ameris Bancorp	5	373
Apollo Commercial Real Estate Finance, Inc.	15	156
Arbor Realty Trust, Inc.	39	300
Ares Management Corporation - Class A	3	367
Artisan Partners Asset Management Inc. - Class A	6	235
Associated Banc-Corp	18	461
Assurant, Inc.	4	801
Assured Guaranty Ltd.	1	84
Atlantic Union Bank	10	349
AXIS Capital Holdings Limited	2	159
Axos Financial, Inc. (a)	3	225
B. Riley & Co., LLC (a)	9	69
Bank of Hawaii Corporation	3	256
Bank OZK	13	588
BankUnited, Inc.	12	526
Banner Corporation	3	192
BGC Group, Inc. - Class A	17	170
Blackstone Mortgage Trust, Inc. - Class A	20	383
Blue Owl Capital Inc. - Class A (b)	6	52
BOK Financial Corporation	2	292
Bread Financial Payments, Inc.	10	741
Brighthouse Financial, Inc. (a)	6	378
Brightsphere Investment Group Inc.	3	176
BrightSpire Capital, Inc - Class A	10	57
Brown & Brown, Inc.	8	553
Cathay General Bancorp	6	276
CBOE Global Markets, Inc.	1	230
Central Bancompany, Inc. - Class A	—	7
Chimera Investment Corporation	9	110
Claros Mortgage Trust, Inc. (a)	8	20
CNO Financial Group, Inc.	9	384
Cohen & Steers, Inc.	2	102
Coinbase Global, Inc. - Class A (a)	2	312
Columbia Banking System, Inc.	26	718
Columbia Financial, Inc. (a)	1	25
Commerce Bancshares, Inc.	7	356
Community Financial System, Inc.	3	205
Credit Acceptance Corporation (a)	1	296
Cullen/Frost Bankers, Inc.	4	523
CVB Financial Corp.	11	223
DigitalBridge Group, Inc. - Class A	23	355
Eagle Bancorp, Inc.	6	143
East West Bancorp, Inc.	9	954
Eastern Bankshares, Inc.	13	247
Employers Holdings, Inc.	3	109
Enact Holdings, Inc.	3	126
Encore Capital Group, Inc. (a)	4	254
Enova International, Inc. (a)	2	325
Equitable Holdings, Inc.	21	764
Erie Indemnity Company - Class A	1	243
Essent Group Ltd.	9	501
Euronet Worldwide, Inc. (a)	5	359
Evercore Inc. - Class A	3	835
F&G Annuities & Life, Inc.	2	59
F.N.B. Corporation	40	674
FactSet Research Systems Inc.	2	439
Federated Hermes, Inc. - Class B	8	458
Fidelis Insurance Holdings Limited	1	26
First Bancorp	4	80
First Financial Bancorp.	7	186
First Financial Bankshares, Inc.	5	156
First Hawaiian, Inc.	14	345
First Horizon Corporation	46	1,037
First Interstate BancSystem, Inc. - Class A	12	388
First Merchants Corporation	4	150
FirstCash, Inc.	3	483
Flagstar Bank, National Association	62	813
Fulton Financial Corporation	17	348
Genworth Financial, Inc. - Class A (a)	78	632
Glacier Bancorp, Inc.	8	369
Globe Life Inc.	5	766
Hamilton Insurance Group, Ltd. - Class B	1	27
Hancock Whitney Corporation	8	481
Hanover Insurance Group Inc, The	3	538
Hilltop Holdings Inc.	5	189
Home BancShares, Inc.	14	387
Hope Bancorp, Inc.	12	140
Houlihan Lokey, Inc. - Class A	2	312
Independent Bank Corp.	4	319
Interactive Brokers Group, Inc. - Class A	3	181
International Bancshares Corporation	3	217
Jack Henry & Associates, Inc.	4	626
Jackson Financial Inc. - Class A (c)	8	869
Janus Henderson Group PLC	13	693
KKR Real Estate Finance Trust Inc.	9	53
Ladder Capital Corp - Class A	10	98
Loandepot, Inc. - Class A (a) (b)	30	43
LPL Financial Holdings Inc.	3	843
MarketAxess Holdings Inc.	2	256
Mercury General Corporation	2	213
MFA Financial, Inc.	18	177
MGIC Investment Corporation	28	742
Moelis & Company - Class A	6	340
Morningstar, Inc.	1	169
MSCI Inc. - Class A	1	779
Navient Corporation	11	92
NCR Atleos Corporation (a)	7	286
Nelnet, Inc. - Class A	1	134
NMI Holdings, Inc. - Class A (a)	5	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Northwest Bancshares, Inc.	12	158
OceanFirst Financial Corp.	6	99
OFG Bancorp	1	45
Old National Bancorp	26	580
Paysafe Limited (a)	3	24
PennyMac Financial Services, Inc.	4	375
PennyMac Mortgage Investment Trust	14	162
Pinnacle Financial Partners, Inc.	10	862
Piper Sandler Companies	4	273
PJT Partners Inc. - Class A	—	28
Popular, Inc.	2	223
PRA Group, Inc. (a)	4	67
Primerica, Inc.	2	562
PROG Holdings, Inc.	6	174
Prosperity Bancshares, Inc.	10	703
Provident Financial Services, Inc.	10	202
Radian Group Inc.	15	491
Ready Capital Corporation	33	54
RenaissanceRe Holdings Ltd.	1	243
Renasant Corporation	7	238
RITHM Capital Corp.	78	742
RLI Corp.	5	299
Robinhood Markets, Inc. - Class A (a)	7	491
SEI Investments Company	9	683
Selective Insurance Group, Inc.	5	369
Simmons First National Corporation - Class A	13	261
SiriusPoint Ltd. (a)	2	41
SLM Corporation	31	658
SoFi Technologies, Inc. (a)	17	267
Southstate Bank Corporation	7	670
Starwood Property Trust, Inc. (b)	44	761
Stewart Information Services Corporation	3	163
Stifel Financial Corp.	8	601
StoneX Group Inc. (a)	7	593
Texas Capital Bancshares, Inc. (a)	3	300
TFS Financial Corporation (b)	3	40
Toast, Inc. - Class A (a)	7	197
TowneBank	4	142
TPG Inc. - Class A	3	134
Tradeweb Markets Inc. - Class A	2	286
Trustmark Corporation	4	185
Two Harbors Investment Corp.	12	142
UMB Financial Corporation	3	327
United Bankshares, Inc.	11	450
United Community Banks, Inc.	10	309
UWM Holdings Corporation - Class A	6	20
Valley National Bancorp	57	706
Victory Capital Holdings, Inc. - Class A	3	189
Virtu Financial, Inc. - Class A	9	412
Voya Financial, Inc.	8	557
WAFD, Inc.	7	236
Walker & Dunlop, Inc.	3	148
Webster Financial Corporation	16	1,081
WesBanco, Inc.	7	252
Western Alliance Bancorporation	8	552
Western Union Company, The (b)	101	885
Wex, Inc. (a)	3	417
White Mountains Insurance Group Ltd.	—	554
Wintrust Financial Corporation	4	581
World Acceptance Corporation (a)	1	70
WSFS Financial Corporation	5	302
Zurich American Corporation	10	308
		57,403
Consumer Discretionary 13.8%
1-800-Flowers.com, Inc. - Class A (a) (b)	11	33
Abercrombie & Fitch Co. - Class A (a)	5	420
Academy Sports & Outdoors, Inc.	14	807
Acushnet Holdings Corp.	2	226
Adient Public Limited Company (a)	17	336
ADT, Inc.	65	428
American Eagle Outfitters, Inc.	32	528
Aramark	17	696
Asbury Automotive Group, Inc. (a)	3	539
AutoZone, Inc. (a)	—	814
Bath & Body Works, Inc.	23	422
Beazer Homes USA, Inc. (a)	5	100
Birkenstock Holding PLC (a) (b)	2	59
Bloomin' Brands, Inc.	31	166
Boot Barn Holdings, Inc. (a)	—	41
Boyd Gaming Corporation	6	469
Bright Horizons Family Solutions, Inc. (a)	2	190
Brightstar Lottery PLC	11	137
Brunswick Corporation	12	900
Burlington Stores, Inc. (a)	2	608
Caesars Entertainment, Inc. (a)	39	1,018
Caleres, Inc.	12	121
Callaway Golf Company (a)	32	441
Camping World Holdings, Inc. - Class A	5	32
Capri Holdings Limited (a)	37	652
Carnival Corporation	7	172
Carter's, Inc.	15	528
Cavco Industries, Inc. (a)	1	282
Century Communities, Inc.	5	274
Chegg, Inc. (a)	26	20
Chewy, Inc. - Class A (a)	1	37
Choice Hotels International, Inc. (b)	1	125
Churchill Downs Incorporated	3	264
Columbia Sportswear Company	6	341
Coupang, Inc. - Class A (a)	24	455
Covista Inc. (a)	3	331
Cracker Barrel Old Country Store, Inc.	8	230
Cricut, Inc. - Class A (b)	8	30
Crocs, Inc. (a)	7	552
Dana Incorporated	26	889
Dauch Corporation (a)	42	249
Deckers Outdoor Corporation (a)	8	803
Designer Brands Inc. - Class A (b)	16	89
Dillard's, Inc. - Class A (b)	—	180
DK Crown Holdings Inc. - Class A (a)	7	161
Domino's Pizza, Inc.	2	629
DoorDash, Inc. - Class A (a)	3	421
Dorman Products, Inc. (a)	2	177
Dream Finders Homes, Inc. - Class A (a)	1	13
ETSY, Inc. (a)	10	523
Five Below, Inc. (a)	3	620
Floor & Decor Holdings, Inc. - Class A (a)	5	268
Fox Factory Holding Corp. (a)	9	141
GameStop Corp. - Class A (a)	16	377
Genesco Inc. (a)	3	91
Gentex Corporation	32	708
Gentherm Incorporated (a)	4	108
G-III Apparel Group, Ltd.	6	180
Gold.Com, Inc.	4	168
Gopro Inc. - Class A (a) (b)	55	42
Graham Holdings Co., Ltd. - Class B	—	420
Grand Canyon Education, Inc. (a)	2	396
Green Brick Partners, Inc. (a)	3	174
Group 1 Automotive, Inc.	2	591
H & R Block, Inc.	7	232
Harley-Davidson, Inc.	27	538
Hasbro, Inc.	12	1,169
Helen of Troy Limited (a)	11	163
Hilton Grand Vacations Inc. (a)	8	323
Hyatt Hotels Corporation - Class A	2	234
Installed Building Products, Inc.	1	244
Jack in the Box Inc. (b)	9	89
KB Home	12	616
Kontoor Brands, Inc.	3	244
Laureate Education, Inc. - Class A (a)	14	475
La-Z-Boy Incorporated	6	204
LCI Industries	4	499
Leggett & Platt, Incorporated	29	287
Levi Strauss & Co. - Class A	8	147
LGI Homes, Inc. (a)	5	190
Life Time Group Holdings, Inc. (a)	4	98
Lucid Group, Inc. (a) (b)	14	132
M/I Homes, Inc. (a)	4	445
MarineMax, Inc. (a)	5	125
Marriott Vacations Worldwide Corporation	7	468

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Mattel, Inc. (a)	31	456
Matthews International Corporation - Class A	3	84
Meritage Homes Corporation	13	781
Monro, Inc.	10	157
Murphy USA Inc.	2	1,222
National Vision Holdings, Inc. (a)	10	247
Ollie's Bargain Outlet Holdings, Inc. (a)	3	269
Oxford Industries, Inc.	5	189
Patrick Industries, Inc.	3	362
PE Mav Holdings, LLC (a)	1	8
PENN Entertainment, Inc. (a)	37	556
Petco Health And Wellness Company, Inc. - Class A (a)	33	93
Phinia Inc.	6	402
Polaris Inc.	17	920
Pool Corporation	2	492
Red Rock Resorts, Inc. - Class A	3	164
RH (a)	2	348
Royal Caribbean Cruises Ltd.	3	726
Sally Beauty Holdings, Inc. (a)	18	251
Service Corporation International	9	722
SharkNinja, Inc. (a)	3	302
Signet Jewelers Limited	7	632
Six Flags Entertainment Corporation (a) (b)	10	170
Skyline Champion Corporation (a)	4	286
Sleep Number Corporation (a) (b)	8	14
Smith & Wesson Brands, Inc.	9	128
Somnigroup International Inc.	7	519
Sonic Automotive, Inc. - Class A	3	210
Sonos, Inc. (a)	19	251
Standard Motor Products, Inc.	2	80
Steven Madden, Ltd.	12	420
Strategic Education, Inc.	2	200
Stride, Inc. (a)	2	189
Sturm, Ruger & Company, Inc.	2	91
Super Group (SGHC) Limited	2	27
Taylor Morrison Home II Corporation - Class A (a)	11	657
Texas Roadhouse, Inc. - Class A	3	509
The Buckle, Inc.	4	206
TopBuild Corp. (a)	2	530
Travel + Leisure Co.	7	515
TRI Pointe Homes Holdings, Inc. (a)	14	658
Ulta Beauty, Inc. (a)	2	919
Under Armour, Inc. - Class A (a) (b)	73	432
United Parks And Resorts Inc. (a) (b)	4	127
Upbound Group, Inc.	9	161
Urban Outfitters, Inc. (a)	6	406
Vail Resorts, Inc. (b)	4	510
Valvoline, Inc. (a)	14	477
Victoria's Secret & Co. (a)	13	620
Visteon Corporation	3	310
Wayfair Inc. - Class A (a)	2	185
Wendy's Company, The	32	225
Williams-Sonoma, Inc.	5	916
Winnebago Industries, Inc.	8	255
Wolverine World Wide, Inc.	10	169
Wyndham Hotels & Resorts, Inc.	6	489
Wynn Resorts, Limited	2	214
YETI Holdings, Inc. (a)	6	212
Zumiez Inc. (a)	3	70
		50,904
Information Technology 12.2%
ACI Worldwide, Inc. (a)	8	311
Adtran Holdings, Inc. (a)	16	197
Advanced Energy Industries, Inc.	2	612
Alarm.Com Holdings, Inc. (a)	4	165
Allegro Microsystems Inc. (a)	6	177
Amkor Technology, Inc.	16	717
AppLovin Corporation - Class A (a)	1	332
ASGN Incorporated (a)	8	306
Aurora Innovations Inc. - Class A (a)	39	162
Axcelis Technologies, Inc. (a)	3	256
Belden Inc.	3	289
Benchmark Electronics, Inc.	4	217
Bentley Systems, Incorporated - Class B	3	90
Bill Holdings, Inc. (a)	6	233
Blackbaud, Inc. (a)	4	137
Blackline, Inc. (a)	1	46
Box, Inc. - Class A (a)	2	57
Calix, Inc. (a)	1	43
CCC Intelligent Solutions Holdings Inc. (a)	34	207
Ciena Corporation (a)	8	3,139
Cirrus Logic, Inc. (a)	5	764
Cloudflare, Inc. - Class A (a)	—	48
Cognex Corporation	11	557
Coherent Corp. (a)	6	1,387
CommVault Systems, Inc. (a)	2	149
Crane Nxt, Co.	3	119
CrowdStrike Holdings, Inc. - Class A (a)	1	357
Datadog, Inc. - Class A (a)	3	351
Diebold Nixdorf, Incorporated (a)	2	150
DigitalOcean Holdings, Inc. (a)	1	54
Diodes Incorporated (a)	6	391
DocuSign, Inc. (a)	5	250
Dolby Laboratories, Inc. - Class A	6	362
Dropbox, Inc. - Class A (a)	24	539
Dynatrace, Inc. (a)	7	252
Elastic N.V. (a)	1	39
Enphase Energy, Inc. (a)	10	397
Entegris, Inc.	7	822
EPAM Systems, Inc. (a)	4	560
ePlus inc.	2	168
F5, Inc. (a)	3	968
Fair Isaac Corporation (a)	—	366
Figma, Inc. - Class A (a)	1	27
First Solar, Inc. (a)	4	802
Formfactor, Inc. (a)	5	488
Gartner, Inc. (a)	4	672
Globant S.A. (a)	4	190
GoDaddy Inc. - Class A (a)	6	461
Guidewire Software, Inc. (a)	2	258
HubSpot, Inc. (a)	1	215
Insight Enterprises, Inc. (a)	5	329
InterDigital, Inc.	1	265
IPG Photonics Corporation (a)	3	369
Itron, Inc. (a)	3	268
Knowles Corporation (a)	9	228
Kyndryl Holdings, Inc. (a)	8	109
Lattice Semiconductor Corporation (a)	3	297
Littelfuse, Inc.	2	642
LiveRamp Holdings, Inc. (a)	7	199
Lumentum Holdings Inc. (a)	4	2,709
MACOM Technology Solutions Holdings, Inc. (a)	—	43
Manhattan Associates, Inc. (a)	2	207
MaxLinear, Inc. (a)	13	233
Methode Electronics, Inc.	5	29
MKS Inc.	5	1,137
MongoDB, Inc. - Class A (a)	1	241
Monolithic Power Systems, Inc.	1	688
NCR Voyix Corporation (a)	21	136
NETGEAR, Inc. (a)	6	131
NetScout Systems, Inc. (a)	8	240
Nutanix, Inc. - Class A (a)	4	147
Okta, Inc. - Class A (a)	6	507
Onto Innovation Inc. (a)	2	453
OSI Systems, Inc. (a)	1	209
Palantir Technologies Inc. - Class A (a)	3	473
PC Connection, Inc.	1	72
Pegasystems Inc.	3	112
Photronics, Inc. (a)	7	292
Plexus Corp. (a)	2	460
Power Integrations, Inc.	6	307
Procore Technologies, Inc. (a)	1	51
Progress Software Corporation (a)	5	128
PTC Inc. (a)	3	401
Pure Storage, Inc. - Class A (a)	7	431
Qualys, Inc. (a)	2	163
Rackspace Technology, Inc. (a)	13	12
Ralliant Corporation	3	141
Rambus Inc. (a)	3	277

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Ribbon Communications Inc. (a)	8	16
RingCentral, Inc. - Class A	5	183
Rogers Corporation (a)	3	274
SailPoint, Inc. (a) (b)	1	11
Sanmina Corporation (a)	6	722
ScanSource, Inc. (a)	3	113
Semtech Corporation (a)	3	234
SentinelOne, Inc. - Class A (a)	4	45
ServiceTitan, Inc. - Class A (a)	—	27
Silicon Laboratories Inc. (a)	3	691
Snowflake Inc. - Class A (a)	3	448
Strategy Inc - Class A (a) (b)	2	282
Super Micro Computer, Inc. (a)	18	414
Synaptics Incorporated (a)	5	347
Teradata Corporation (a)	15	382
Trimble Inc. (a)	15	952
TTM Technologies, Inc. (a)	6	584
Tyler Technologies, Inc. (a)	1	313
Ubiquiti Inc.	—	51
Uipath, Inc. - Class A (a) (b)	17	188
Ultra Clean Holdings, Inc. (a)	6	378
Unity Software Inc. (a)	23	496
Universal Display Corporation	2	173
VeriSign, Inc.	2	456
ViaSat, Inc. (a)	22	999
Viavi Solutions Inc. (a)	20	659
Vishay Intertechnology, Inc.	26	461
Vistance Networks, Inc. (a)	36	657
Vontier Corporation	11	394
Xerox Holdings Corporation (b)	18	23
Zebra Technologies Corporation - Class A (a)	4	832
Zscaler, Inc. (a)	—	28
		44,825
Health Care 9.0%
Acadia Healthcare Company, Inc. (a)	22	511
Acadia Pharmaceuticals Inc. (a)	7	160
Accendra Health, Inc. (a)	15	34
AdaptHealth LLC - Class A (a)	16	190
Agios Pharmaceuticals, Inc. (a)	2	63
Alkermes Public Limited Company (a)	3	100
Alnylam Pharmaceuticals, Inc. (a)	1	349
AMN Healthcare Services, Inc. (a)	12	221
Ardent Health Partners, Inc. (a)	4	36
Avanos Medical, Inc. (a)	7	93
Avantor, Inc. (a)	73	573
Azenta, Inc. (a)	7	141
BioMarin Pharmaceutical Inc. (a)	14	814
Bio-Rad Laboratories, Inc. - Class A (a)	3	717
Bio-Techne Corporation	6	317
Brightspring Health Services, Inc. (a)	4	159
Bruker Corporation	10	359
Charles River Laboratories International, Inc. (a)	4	620
Chemed Corporation	1	372
Claritev Corporation - Class A (a) (b)	1	21
Community Health Systems, Inc. (a)	30	87
Concentra Group Holdings Parent, Inc.	14	309
Cooper Companies, Inc., The (a)	13	910
Corcept Therapeutics Incorporated (a)	4	144
Cross Country Healthcare, Inc. (a) (b)	4	39
Denali Therapeutics Inc. (a)	10	191
Dentsply Sirona Inc.	46	536
DexCom, Inc. (a)	10	607
Elanco Animal Health Incorporated (a)	51	1,218
Embecta Corp.	7	58
Emergent BioSolutions Inc. (a)	12	99
Encompass Health Corporation	4	404
Enovis Corporation (a)	13	297
Ensign Group, Inc., The	2	348
Envista Holdings Corporation (a)	25	638
Exelixis, Inc. (a)	18	791
Fortrea Holdings Inc. (a)	25	240
Fulgent Genetics, Inc. (a)	4	66
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	20	121
Globus Medical, Inc. - Class A (a)	6	511
Grail, Inc. (a)	5	268
Haemonetics Corporation (a)	4	199
Halozyme Therapeutics, Inc. (a)	3	225
HealthEquity, Inc. (a)	3	266
ICU Medical, Inc. (a)	2	316
IDEXX Laboratories, Inc. (a)	1	780
Innoviva, Inc. (a)	7	172
Insulet Corporation (a)	—	57
Integer Holdings Corporation (a)	3	239
Integra LifeSciences Holdings Corporation (a)	13	126
Ionis Pharmaceuticals, Inc. (a)	7	505
Jazz Pharmaceuticals Public Limited Company (a)	7	1,314
Lantheus Holdings, Inc. (a)	1	69
LivaNova PLC (a)	5	287
Masimo Corporation (a)	3	455
Merit Medical Systems, Inc. (a)	3	173
Mettler-Toledo International Inc. (a)	1	1,076
Natera, Inc. (a)	—	62
National HealthCare Corporation	1	133
Neogen Corporation (a)	39	365
Neurocrine Biosciences, Inc. (a)	4	514
Novavax, Inc. (a)	60	485
Omnicell, Inc. (a)	6	212
OPKO Health, Inc. (a)	47	54
Option Care Health, Inc. (a)	12	311
Organon & Co.	19	113
Pediatrix Medical Group, Inc. (a)	9	194
Penumbra, Inc. (a)	—	50
Perrigo Company Public Limited Company	10	103
Prestige Consumer Healthcare Inc. (a)	3	201
PTC Therapeutics, Inc. (a)	4	273
QuidelOrtho Corporation (a)	17	282
Repligen Corporation (a)	2	178
ResMed Inc.	4	918
Revolution Medicines, Inc. (a)	4	355
Revvity, Inc.	12	1,035
Roivant Sciences Ltd. (a)	21	581
Royalty Pharma PLC - Class A	16	757
Sarepta Therapeutics, Inc. (a)	19	419
Select Medical Holdings Corporation	12	189
Surgery Partners, Inc. (a) (b)	8	93
Teladoc Health, Inc. (a) (b)	60	324
Teleflex Incorporated	6	753
Tenet Healthcare Corporation (a)	4	707
Ultragenyx Pharmaceutical Inc. (a)	9	192
United Therapeutics Corporation (a)	2	1,407
Vaxcyte, Inc. (a)	1	73
Veeva Systems Inc. - Class A (a)	3	506
VIR Biotechnology, Inc. (a)	19	167
Waters Corporation (a)	1	164
Waystar Holding Corp. (a)	4	102
West Pharmaceutical Services, Inc.	3	759
		33,022
Real Estate 8.3%
Acadia Realty Trust	9	174
Agree Realty Corporation	6	427
American Assets Trust, Inc.	5	101
American Healthcare REIT, Inc.	4	205
American Homes 4 Rent - Class A	19	534
Americold Realty Trust, Inc.	47	538
Apple Hospitality REIT, Inc.	34	395
Brandywine Realty Trust	36	97
Brixmor Property Group Inc.	22	627
Broadstone Net Lease, Inc.	18	338
Camden Property Trust	7	727
Caretrust REIT, Inc.	1	55
Compass, Inc. - Class A (a)	56	412
COPT Defense Properties	10	307
CoStar Group, Inc. (a)	12	475
Cousins Properties Incorporated	21	478
Cubesmart, L.P.	13	480
Cushman & Wakefield Ltd. (a)	28	342
DiamondRock Alpharetta Tenant, LLC	22	205
Diversified Healthcare Trust	12	79

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Douglas Emmett, Inc.	29	274
EastGroup Properties, Inc.	2	370
Empire State Realty Trust, Inc. - Class A	21	107
EPR Properties	6	322
Equity Lifestyle Properties, Inc.	7	433
Essential Properties Realty Trust, Inc.	9	269
Essex Property Trust, Inc.	4	941
eXp World Holdings, Inc. (b)	15	88
Federal Realty Investment Trust	6	644
First Industrial Realty Trust, Inc.	7	402
Forestar Group Inc. (a)	3	63
Gaming and Leisure Properties, Inc.	16	695
Global Net Lease, Inc.	24	223
Healthcare Realty Trust Incorporated - Class A	43	737
Highwoods Properties, Inc.	14	296
Howard Hughes Holdings Inc. (a)	2	131
Hudson Pacific Properties, Inc. (a)	13	74
Independence Realty Trust, Inc.	19	283
Innovative Industrial Properties, Inc.	4	189
InvenTrust Properties Corp.	6	180
JBG Smith Properties (b)	13	194
Kennedy-Wilson Holdings, Inc.	11	120
Kilroy Realty Corporation	19	533
Kite Realty Naperville, LLC	17	426
Lamar Advertising Company - Class A	5	582
Lineage, Inc. (b)	5	171
LXP Industrial Trust	7	316
Macerich Company, The	23	434
Medical Properties Trust, Inc.	111	512
Millrose Properties, Inc. - Class A	2	52
National Health Investors, Inc.	2	203
National Storage Affiliates Trust	4	164
Newmark Group, Inc. - Class A	11	170
NNN REIT, Inc.	13	541
Omega Healthcare Investors, Inc.	15	636
Open Doors Technology Inc. - Class A (a)	156	728
OUTFRONT Media Inc.	13	347
Park Hotels & Resorts Inc.	51	532
Peakstone Realty Trust - Class E	2	51
Pebblebrook Hotel Trust	26	327
Phillips Edison & Company, Inc.	8	283
Piedmont Realty Trust, Inc. - Class A (a)	13	82
Rayonier Inc.	26	530
Regency Centers Corporation	12	900
Rexford Industrial Realty, Inc.	17	563
RLJ III-EM Columbus Lessee, LLC	29	213
Ryman Hospitality Properties, Inc.	2	192
Sabra Health Care REIT, Inc.	21	404
SBA Communications Corporation - Class A	4	679
Service Properties Trust	24	32
SL Green Realty Corp.	12	430
STAG Industrial, Inc.	12	451
Sun Communities, Inc.	8	1,043
Sunstone Hotel Investors, Inc.	28	250
Terreno Realty Corporation	5	290
UDR, Inc.	22	739
Uniti Group Inc. (a)	24	226
Urban Edge Properties	11	213
Vornado Realty Trust	19	498
W.P. Carey Inc.	15	1,045
Xenia Hotels & Resorts, Inc.	13	187
Zillow Group, Inc. - Class C (a)	11	435
		30,441
Energy 7.1%
Antero Midstream Corporation	18	417
Archrock, Inc.	9	327
BKV Corporation (a)	2	51
California Resources Corporation	11	740
Chord Energy Corporation	7	1,058
CNX Resources Corporation (a)	22	832
Comstock Resources, Inc. (a) (b)	6	120
Core Natural Resources, Inc.	5	502
Crescent Energy Company - Class A	51	691
CVR Energy, Inc. (a)	8	269
Delek US Holdings, Inc.	15	674
DHT Holdings, Inc.	4	68
Diversified Energy Company	3	46
Dorian LPG Ltd.	7	246
DT Midstream, Inc.	5	662
Expro Group Holdings N.V. (a)	3	52
Golar LNG Limited	1	63
Green Plains Inc. (a)	20	336
Gulfport Energy Corporation (a)	1	298
Helix Energy Solutions Group, Inc. (a)	23	224
Helmerich & Payne, Inc.	23	812
Highpeak Energy, Inc. (b)	3	23
International Seaways, Inc.	6	438
Kodiak Gas Services, LLC	3	187
Kosmos Energy Ltd. (a)	136	378
Liberty Energy Inc. - Class A	32	921
Magnolia Oil & Gas Corporation - Class A	17	540
Matador Resources Company	13	793
Murphy Oil Corporation	33	1,341
Nabors Industries Ltd. (a)	5	412
New Fortress Energy Inc. - Class A (a) (b)	104	62
Noble Corporation PLC	12	586
Northern Oil and Gas Incorporated	13	372
NOV Inc.	55	1,042
Par Pacific Holdings, Inc. (a)	10	647
Patterson-UTI Energy, Inc.	109	1,181
Peabody Energy Corporation	33	1,078
Permian Resources Corporation - Class A	42	892
ProFrac Holding Corp. - Class A (a)	3	20
Propetro Holding Corp. (a)	22	313
Range Resources Corporation	20	894
RPC, Inc.	22	152
Scorpio Tankers Inc.	2	131
Select Water Solutions, Inc. - Class A	14	221
SM Energy Company	61	1,911
Talos Energy Inc. (a)	23	364
TechnipFMC PLC	19	1,323
Teekay Corporation	2	28
Texas Pacific Land Corporation	1	330
Valaris Limited (a)	4	385
Venture Global, Inc. - Class A	1	18
Weatherford International Public Limited Company	6	560
		26,031
Materials 4.9%
AdvanSix Inc.	4	95
Alpha Metallurgical Resources, Inc. (a)	3	697
AptarGroup, Inc.	4	544
Ardagh Metal Packaging S.A.	17	69
Ashland Inc.	9	522
Avery Dennison Corporation	6	1,022
Avient Corporation	9	345
Axalta Coating Systems Ltd. (a)	17	472
Balchem Corporation	1	197
Cabot Corporation	6	430
Chemours Company, The	39	862
Clearwater Paper Corporation (a)	3	47
Commercial Metals Company	14	864
Compass Minerals International, Inc. (a)	5	123
Crown Holdings, Inc.	9	929
Eagle Materials Inc.	3	511
Ecovyst Inc. (a)	16	203
Element Solutions Inc.	18	614
Graphic Packaging Holding Company	50	496
Greif, Inc. - Class A	3	190
H.B. Fuller Company	6	372
Hecla Mining Company	23	423
Ingevity Corporation (a)	3	218
Innospec Inc.	2	167
James Hardie Industries Public Limited Company (a)	7	142
Kaiser Aluminum Corporation	2	244
KRC Materials, Inc. (a)	4	316
Kronos Worldwide, Inc.	2	12
Louisiana-Pacific Corporation (W VA)	6	454
Materion Corporation	2	248

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
MATIV Holdings, Inc.	8	66
Metallus Inc. (a)	4	64
Minerals Technologies Inc.	3	215
NewMarket Corporation	1	387
O-I Glass, Inc. (a)	21	224
Quaker Chemical Corporation	2	201
Royal Gold, Inc.	2	448
RPM International Inc.	8	775
Ryerson Holding Corporation	6	125
Scotts Miracle-Gro Company, The	5	315
Sealed Air Corporation	12	500
Sensient Technologies Corporation	3	237
Silgan Holdings Inc.	9	367
Solstice Advanced Materials US, Inc.	3	257
Sonoco Products Company	14	749
Stepan Company	2	94
SunCoke Energy, Inc.	14	90
Sylvamo Corporation	4	176
Tronox Holdings PLC	44	425
Warrior Met Coal, Inc.	6	580
Worthington Steel, Inc.	4	109
		18,232
Consumer Staples 3.6%
Andersons, Inc. , The	4	288
B&G Foods, Inc. (b)	31	148
BJ's Wholesale Club Holdings, Inc. (a)	7	658
Boston Beer Company, Inc., The - Class A (a)	1	231
Brown-Forman Corporation - Class B	26	687
Cal-Maine Foods, Inc.	4	348
Casey's General Stores, Inc.	2	1,195
Central Garden & Pet Company - Class A (a)	6	198
Clorox Company, The	7	775
Coca-Cola Consolidated, Inc.	2	409
Coty Inc. - Class A (a)	78	157
Darling Ingredients Inc. (a)	22	1,349
Del Monte Fresh Produce Company	5	185
Dole Public Limited Company	3	39
Edgewell Personal Care Colombia S A S	9	182
Energizer Holdings, Inc.	9	152
Flowers Foods, Inc.	40	323
Grocery Outlet Holding Corp. (a)	23	160
Hain Celestial Group, Inc., The (a) (b)	15	10
Ingles Markets, Incorporated - Class A	2	159
Ingredion Incorporated	7	795
Interparfums, Inc.	—	28
J&J Snack Foods Corp.	2	145
Lamb Weston Holdings, Inc.	12	522
Maplebear Inc. (a)	10	362
Medifast, Inc. (a) (b)	2	25
National Beverage Corp. (a)	2	59
Nomad Foods Limited	19	185
Nu Skin Enterprises, Inc. - Class A	6	41
Oil-Dri Corporation of America	1	38
Pilgrim's Pride Corporation	3	124
Post Holdings, Inc. (a)	6	556
PriceSmart, Inc.	3	416
Primo Brands Corporation - Class A	5	95
Reynolds Consumer Products Inc.	5	117
Seneca Foods Corporation - Class A (a)	1	112
Simply Good Foods Company, The (a)	9	127
Spectrum Brands Holdings, Inc.	6	463
Sprouts Farmers Market, Inc. (a)	6	453
The Marzetti Company	1	198
United Natural Foods, Inc. (a)	12	521
Universal Corporation	3	155
USANA Health Sciences, Inc. (a)	3	51
Village Super Market, Inc. - Class A	—	14
Weis Markets, Inc. (b)	2	103
		13,358
Communication Services 2.7%
Advantage Solutions, Inc. - Class A (a) (b)	—	—
AMC Networks, Inc. - Class A (a)	7	50
Angi Inc. - Class A (a)	9	60
Array Digital Infrastructure, Inc.	2	103
Bumble Inc. - Class A (a)	21	69
Cable One, Inc. (a)	2	182
CarGurus, Inc. - Class A (a)	7	229
Cogent Communications Holdings, Inc.	7	134
E.W. Scripps Company, The - Class A (a)	10	36
Getty Images Holdings, Inc. - Class A (a)	5	4
Gray Media, Inc.	19	84
Grizzly Merger Sub 1, LLC - Series C (a)	2	63
IAC Inc. (a)	13	525
iHeartMedia, Inc. - Class A (a)	11	32
IHS Holding Limited (a)	9	76
Iridium Communications Inc.	12	320
John Wiley & Sons, Inc. - Class A	6	227
Liberty Broadband Corporation - Series C (a)	11	533
Liberty Latin America Ltd. - Class C (a)	19	164
Liberty Media Corporation - Series C (a)	6	526
Match Group, Inc.	13	407
Nexstar Media Group, Inc. - Class A	4	638
Optimum Communications, Inc. - Class A (a)	9	11
Pinterest, Inc. - Class A (a)	32	595
Reddit, Inc. - Class A (a)	—	54
Roblox Corporation - Class A (a)	3	187
Roku, Inc. - Class A (a)	6	571
Scholastic Corporation	4	156
Shutterstock, Inc.	2	26
Sinclair, Inc. - Class A	5	65
Snap Inc. - Class A (a)	94	433
Stagwell, Inc. - Class A (a) (b)	4	27
Take-Two Interactive Software, Inc. (a)	4	862
Telephone and Data Systems, Inc.	14	601
The New York Times Company - Class A	7	627
TKO Group Holdings Inc. - Class A	1	202
Trade Desk, Inc., The - Class A (a)	9	209
TripAdvisor, Inc. (a) (b)	15	156
Warner Music Group Corp. - Class A	4	92
Yelp Inc. (a)	12	294
Ziff Davis, Inc. (a)	8	334
ZoomInfo Technologies Inc. - Class A (a) (b)	29	172
		10,136
Utilities 2.5%
Avista Corporation	8	341
Black Hills Corporation	7	511
California Water Service Group	4	196
Clearway Energy, Inc. - Class C	7	292
Essential Utilities, Inc.	20	812
Hawaiian Electric Industries, Inc. (a)	25	373
IDACORP, Inc. (b)	4	515
MDU Resources Group, Inc.	15	303
National Fuel Gas Company	7	624
New Jersey Resources Corporation	8	439
Northwest Natural Holding Company	4	197
NorthWestern Corporation	6	384
OGE Energy Corp.	16	764
One Gas, Inc.	6	504
Ormat Technologies, Inc.	3	308
Otter Tail Corporation	3	247
Portland General Electric Company	12	651
Southwest Gas Holdings, Inc.	6	504
Spire Inc.	6	500
Talen Energy Corporation (a)	1	331
TXNM Energy, Inc.	7	430
		9,226
Total Common Stocks (cost $320,448)		366,787
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	1,889	1,889
Total Short Term Investments (cost $1,889)		1,889
Total Investments 100.1% (cost $322,337)		368,676
Other Derivative Instruments 0.0%		48
Other Assets and Liabilities, Net (0.1)%		(238)
Total Net Assets 100.0%		368,486

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	964	12	99	8	66	(74)	869	0.2
JNL Government Money Market Fund, 3.63% - Class SL	4,978	11,626	14,715	32	—	—	1,889	0.5
JNL Government Money Market Fund, 3.53% - Class I	1,246	13,674	14,920	10	—	—	—	—
	7,188	25,312	29,734	50	66	(74)	2,758	0.7

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	2	June 2026	251	—	—
S&P Midcap 400 Index	5	June 2026	1,695	48	3
				48	3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	366,787	—	—	366,787
Short Term Investments	1,889	—	—	1,889
	368,676	—	—	368,676
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
	3	—	—	3
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.6%
Information Technology 18.0%
Accenture Public Limited Company - Class A	19	3,818
Adobe Inc. (a)	2	576
Advanced Energy Industries, Inc.	2	483
Advanced Micro Devices, Inc. (a)	33	6,654
Akamai Technologies, Inc. (a)	8	969
Amdocs Limited	9	565
Amkor Technology, Inc.	25	1,143
Amphenol Corporation - Class A	25	3,118
Analog Devices, Inc.	10	3,125
Apple Inc.	84	21,427
Applied Materials, Inc.	47	16,027
AppLovin Corporation - Class A (a)	1	448
Arista Networks, Inc. (a)	21	2,577
Arrow Electronics, Inc. (a)	9	1,351
Avnet, Inc.	21	1,280
Belden Inc.	4	476
Benchmark Electronics, Inc.	5	261
Broadcom Inc.	127	39,359
Cadence Design Systems, Inc. (a)	5	1,520
CDW Corp.	2	212
Ciena Corporation (a)	6	2,235
Cirrus Logic, Inc. (a)	6	869
Cisco Systems, Inc.	272	21,111
Cloudflare, Inc. - Class A (a)	12	2,525
Cognex Corporation	10	466
Coherent Corp. (a)	8	1,821
Corning Incorporated	124	16,809
CrowdStrike Holdings, Inc. - Class A (a)	10	3,939
Dell Technologies Inc. - Class C	9	1,482
Dolby Laboratories, Inc. - Class A	8	509
Dropbox, Inc. - Class A (a)	32	727
DXC Technology Company (a)	36	457
Entegris, Inc.	6	732
F5, Inc. (a)	6	1,804
Fair Isaac Corporation (a)	1	679
First Solar, Inc. (a)	4	795
Flex Ltd. (a)	7	459
Formfactor, Inc. (a)	3	307
Fortinet, Inc. (a)	6	516
Gartner, Inc. (a)	3	422
Gen Digital Inc.	40	762
Hewlett Packard Enterprise Company	181	4,312
HP, Inc.	236	4,531
Insight Enterprises, Inc. (a)	8	547
Intel Corporation (a)	509	22,446
InterDigital, Inc.	3	956
International Business Machines Corporation	89	21,624
IPG Photonics Corporation (a)	2	231
Jabil Inc.	11	2,853
Keysight Technologies, Inc. (a)	3	980
KLA Corporation	6	9,007
Knowles Corporation (a)	14	347
Kyndryl Holdings, Inc. (a)	34	451
Lam Research Corporation	77	16,520
Lattice Semiconductor Corporation (a)	9	827
Littelfuse, Inc.	1	345
Lumentum Holdings Inc. (a)	3	2,038
MACOM Technology Solutions Holdings, Inc. (a)	3	614
Microchip Technology Incorporated	11	692
Micron Technology, Inc.	23	7,641
MKS Inc.	3	651
MongoDB, Inc. - Class A (a)	3	798
Monolithic Power Systems, Inc.	2	2,346
Motorola Solutions, Inc.	3	1,448
NetApp, Inc.	8	822
NetScout Systems, Inc. (a)	10	310
NVIDIA Corporation	123	21,408
ON Semiconductor Corporation (a)	8	490
Onto Innovation Inc. (a)	2	418
Oracle Corporation	93	13,635
OSI Systems, Inc. (a) (b)	3	772
Palantir Technologies Inc. - Class A (a)	52	7,654
Plexus Corp. (a)	5	1,059
Pure Storage, Inc. - Class A (a)	13	763
Qorvo, Inc. (a)	5	415
Qualcomm Incorporated	43	5,577
Rambus Inc. (a)	4	370
Roper Technologies, Inc.	2	775
SanDisk LLC (a)	3	1,782
Sanmina Corporation (a)	13	1,693
Seagate Technology Holdings Public Limited Company	16	6,222
Semtech Corporation (a)	4	293
Silicon Laboratories Inc. (a)	6	1,291
Snowflake Inc. - Class A (a)	13	1,979
Synaptics Incorporated (a)	3	239
TD SYNNEX Corporation	4	672
TE Connectivity Public Limited Company	6	1,241
Teledyne Technologies Incorporated (a)	1	530
Teradata Corporation (a)	26	655
Teradyne, Inc.	12	3,468
Texas Instruments Incorporated	32	6,235
TTM Technologies, Inc. (a)	22	2,161
Tyler Technologies, Inc. (a)	1	321
VeriSign, Inc.	6	1,481
ViaSat, Inc. (a)	21	944
Viavi Solutions Inc. (a)	9	312
Vishay Intertechnology, Inc.	49	874
Vistance Networks, Inc. (a)	67	1,215
Vontier Corporation	21	735
Western Digital Corporation	43	11,493
Zoom Communications, Inc. - Class A (a)	5	416
		367,740
Health Care 15.0%
AbbVie Inc.	106	23,096
Align Technology, Inc. (a)	1	239
Alnylam Pharmaceuticals, Inc. (a)	7	2,324
Amgen Inc.	52	18,146
Baxter International Inc.	32	538
Becton, Dickinson and Company	13	2,084
Biogen Inc. (a)	3	529
BioMarin Pharmaceutical Inc. (a)	6	361
Boston Scientific Corporation (a)	9	548
Bristol-Myers Squibb Company	213	12,897
Cardinal Health, Inc.	35	7,385
Cencora, Inc.	11	3,586
Centene Corporation (a)	18	598
Chemed Corporation	3	965
Cigna Group, The	32	8,448
Cooper Companies, Inc., The (a)	17	1,184
CVS Health Corporation	167	12,006
Davita Inc. (a)	13	1,948
Dentsply Sirona Inc.	51	594
Edwards Lifesciences Corporation (a)	11	909
Elanco Animal Health Incorporated (a)	21	505
Elevance Health, Inc.	3	912
Eli Lilly and Company	31	28,439
Encompass Health Corporation	22	2,155
Ensign Group, Inc., The	5	951
Exelixis, Inc. (a)	47	2,033
GE HealthCare Technologies Inc.	13	899
Gilead Sciences, Inc.	142	19,838
Globus Medical, Inc. - Class A (a)	7	594
Haemonetics Corporation (a)	4	241
Halozyme Therapeutics, Inc. (a)	11	690
HCA Healthcare, Inc.	11	5,357
Henry Schein, Inc. (a)	10	770
Hologic, Inc. (a)	15	1,128
ICU Medical, Inc. (a)	3	426
IDEXX Laboratories, Inc. (a)	5	3,055
Illumina, Inc. (a)	3	370
Incyte Corporation (a)	16	1,495
Innoviva, Inc. (a)	10	240
Ionis Pharmaceuticals, Inc. (a)	11	837
Jazz Pharmaceuticals Public Limited Company (a)	12	2,256
Johnson & Johnson	178	43,487

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Labcorp Holdings Inc.	5	1,224
Masimo Corporation (a)	3	477
McKesson Corporation	9	7,860
Medtronic, Inc.	22	1,889
Merck & Co., Inc.	220	26,410
Mettler-Toledo International Inc. (a)	1	1,389
Moderna, Inc. (a)	21	1,070
National HealthCare Corporation	1	180
Neurocrine Biosciences, Inc. (a)	5	699
Novavax, Inc. (a)	40	327
Organon & Co.	71	428
Pfizer Inc.	719	20,202
Quest Diagnostics Incorporated	8	1,560
Regeneron Pharmaceuticals, Inc.	9	7,000
ResMed Inc.	6	1,271
Revolution Medicines, Inc. (a)	8	744
Roivant Sciences Ltd. (a)	20	561
Royalty Pharma PLC - Class A	57	2,732
Select Medical Holdings Corporation	17	273
Steris Public Limited Company	2	416
Teleflex Incorporated	4	515
Tenet Healthcare Corporation (a)	2	347
United Therapeutics Corporation (a)	8	4,714
Universal Health Services, Inc. - Class B	7	1,178
Vertex Pharmaceuticals Incorporated (a)	4	1,982
Viatris Inc.	176	2,373
West Pharmaceutical Services, Inc.	4	1,100
Zimmer Biomet Holdings, Inc.	3	283
Zoetis Inc. - Class A	8	887
		305,154
Industrials 13.4%
3M Company	60	8,663
A. O. Smith Corporation	23	1,525
AAR Corp. (a)	7	723
ABM Industries Incorporated	12	469
Acuity Brands, Inc.	2	691
Advanced Drainage Systems, Inc.	7	1,011
AECOM	8	670
AerCap Holdings N.V.	3	434
AGCO Corporation	7	826
Air Lease Corporation - Class A	4	281
Allegion Public Limited Company	4	512
Allison Systems, Inc.	16	1,887
API Group Corporation (a)	16	636
Arcbest Corporation	2	229
Arcosa, Inc.	4	449
Armstrong World Industries, Inc.	6	914
ATI Inc. (a)	7	1,069
Atkore Inc.	7	398
Automatic Data Processing, Inc.	9	1,894
Avis Budget Group, Inc. (a) (b)	5	679
Boeing Company, The (a)	16	3,151
Boise Cascade Company	8	602
Booz Allen Hamilton Holding Corporation - Class A	21	1,623
Brady Corporation - Class A	3	279
Brink's Company, The	4	449
Broadridge Financial Solutions, Inc.	11	1,711
Builders FirstSource, Inc. (a)	9	704
BWXT Government Group, Inc.	19	3,797
C.H. Robinson Worldwide, Inc.	26	4,233
CACI International Inc. - Class A (a)	5	2,718
Carlisle Companies Incorporated	1	449
Carpenter Technology Corporation	13	4,973
Caterpillar Inc.	22	15,490
Cintas Corporation	8	1,296
Clean Harbors, Inc. (a)	2	568
Comfort Systems USA, Inc.	1	1,973
Copart, Inc. (a)	36	1,211
Core & Main, Inc. - Class A (a)	10	497
CoreCivic, Inc. (a)	18	332
Crane Company	5	796
CSG Systems International, Inc. (b)	8	643
CSX Corporation	120	4,915
Cummins Inc.	4	2,182
Curtiss-Wright Corporation	5	3,077
Deere & Company	5	2,845
Delta Air Lines, Inc.	3	195
DNOW Inc. (a)	25	297
Donaldson Company, Inc.	13	1,061
Dycom Industries, Inc. (a)	2	769
EMCOR Group, Inc.	1	668
EnerSys	1	255
Equifax Inc.	2	269
Everus Construction Group, Inc. (a)	7	802
Expeditors International of Washington, Inc. - Class A	22	3,165
Fastenal Company	53	2,468
Federal Signal Corporation	2	262
FedEx Corporation	4	1,525
Ferguson Enterprises Inc.	13	2,928
Flowserve Corporation	5	382
Franklin Electric Co., Inc.	3	284
FTAI Aviation Ltd.	4	1,076
FTI Consulting, Inc. (a)	5	965
Gates Industrial Corporation PLC (a)	10	226
GATX Corporation	3	559
GE Vernova Inc.	5	4,731
Generac Holdings Inc. (a)	8	1,649
General Dynamics Corporation	16	5,389
General Electric Company	56	15,858
Genpact Limited	32	1,201
GEO Group, Inc., The (a)	35	580
Graco Inc.	9	802
Granite Construction Incorporated (b)	11	1,363
Greenbrier Companies, Inc., The	8	396
Griffon Corporation	5	353
GXO Logistics Inc. (a)	5	234
Healthcare Services Group, Inc. (a)	12	217
HEICO Corporation	4	1,157
Hertz Global Holdings, Inc. (a) (b)	59	274
Hexcel Corporation	11	891
HNI Corporation	8	279
Howmet Aerospace Inc.	34	7,846
Hub Group, Inc. - Class A	13	457
Hubbell Incorporated	3	1,464
Huntington Ingalls Industries, Inc.	2	740
IDEX Corporation	10	1,944
Illinois Tool Works Inc.	9	2,410
ITT Inc.	9	1,629
J.B. Hunt Transport Services, Inc.	5	992
Jacobs Solutions Inc.	2	196
JBT Marel Corporation	2	240
JetBlue Airways Corporation (a)	85	374
Johnson Controls International Public Limited Company	12	1,610
KBR, Inc.	6	220
Kennametal Inc.	15	538
Knight-Swift Transportation Holdings Inc. - Class A	3	190
L3Harris Technologies, Inc.	17	5,772
Landstar System, Inc.	10	1,538
Leidos Holdings, Inc.	8	1,243
Lennox International Inc.	1	619
Lincoln Electric Holdings, Inc.	7	1,656
Lockheed Martin Corporation	31	18,654
ManpowerGroup Inc.	12	362
Masco Corporation	11	660
MasTec, Inc. (a)	3	807
Masterbrand, Inc. (a)	33	274
Matson Intermodal - Paragon, Inc.	5	894
Maximus, Inc.	11	723
Mercury Systems, Inc. (a)	5	364
Millerknoll, Inc.	10	147
Mine Safety Appliances Company, LLC	4	701
Modine Manufacturing Company (a)	2	463
MOOG Inc. - Class A	4	1,181
MSC Industrial Direct Co., Inc. - Class A	14	1,307
Mueller Industries, Inc.	15	1,677
NextPower LLC - Class A (a)	6	712
Nordson Corporation	2	565

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Norfolk Southern Corporation	5	1,292
Northrop Grumman Corporation	11	7,428
Nvent Electric Public Limited Company	7	814
Old Dominion Freight Line, Inc.	4	758
Openlane, Inc. (a)	13	393
Oshkosh Corporation	6	898
Otis Worldwide Corporation	17	1,339
Owens Corning	3	317
PACCAR Inc	10	1,192
Parker-Hannifin Corporation	3	2,271
Parsons Corporation (a)	4	237
Paychex, Inc.	6	539
Pentair Public Limited Company	2	211
Primoris Services Corporation	14	2,039
Quanta Services, Inc.	3	1,638
Qxo, Inc. (a)	28	536
RBC Bearings Incorporated (a)	1	666
Regal Rexnord Corporation	3	508
Republic Services, Inc.	5	1,148
Resideo Technologies, Inc. (a)	27	910
Robert Half Inc.	9	216
Rockwell Automation, Inc.	2	820
Rollins, Inc.	32	1,731
RTX Corporation	27	5,212
Rush Enterprises, Inc. - Class A	10	663
Ryder System, Inc.	1	228
Schneider National, Inc. - Class B	16	412
Science Applications International Corporation	10	982
Simpson Manufacturing Co., Inc.	2	284
SiteOne Landscape Supply, Inc. (a)	2	237
SkyWest, Inc. (a)	5	476
SPX Technologies, Inc. (a)	2	405
Terex Corporation	28	1,673
Tetra Tech, Inc.	11	319
Textron Inc.	3	300
Timken Company, The	13	1,258
Toro Company, The	16	1,529
Trinity Industries, Inc.	13	432
UFP Industries, Inc.	8	713
UL Solutions Inc. - Class A	5	434
Unifirst Corporation	2	588
Union Pacific Corporation	26	6,208
United Airlines Holdings, Inc. (a)	5	446
United Parcel Service, Inc. - Class B	54	5,311
United Rentals, Inc.	1	916
Valmont Industries, Inc.	1	563
Veralto Corporation	15	1,344
Verisk Analytics, Inc.	11	2,151
Vertiv Holdings Co - Class A	16	3,893
W.W. Grainger, Inc.	1	1,353
Waste Management, Inc.	10	2,231
Watsco, Inc. (b)	4	1,622
Watts Water Technologies, Inc. - Class A	1	341
Werner Enterprises, Inc.	24	700
WESCO International, Inc.	1	248
Woodward, Inc.	2	889
XPO, Inc. (a)	5	890
Zurn Elkay Water Solutions Corporation	7	319
		272,644
Financials 12.5%
Affiliated Managers Group, Inc.	8	2,108
AFLAC Incorporated	22	2,385
AGNC Investment Corp. (b)	160	1,601
Allstate Corporation, The	16	3,313
Ally Financial Inc.	38	1,508
American Express Company	10	2,964
American International Group, Inc.	63	4,727
Ameriprise Financial, Inc.	4	1,750
Annaly Capital Management, Inc.	16	340
AON Public Limited Company - Class A	10	3,201
Apollo Commercial Real Estate Finance, Inc.	20	207
Ares Management Corporation - Class A	4	489
Arthur J. Gallagher & Co.	4	825
Artisan Partners Asset Management Inc. - Class A (b)	9	327
Assurant, Inc.	5	1,088
Bank of New York Mellon Corporation, The (c)	58	6,931
BankUnited, Inc.	19	851
Berkshire Hathaway Inc. - Class B (a)	41	19,566
Blackstone Inc. - Class A	14	1,617
Bread Financial Payments, Inc.	16	1,208
Brighthouse Financial, Inc. (a)	13	755
Brightsphere Investment Group Inc.	4	213
Brown & Brown, Inc.	13	821
Capital One Financial Corporation	49	8,914
Carlyle Group Inc., The	5	256
CBOE Global Markets, Inc.	5	1,503
Charles Schwab Corporation, The	49	4,582
Chimera Investment Corporation	15	185
Chubb Limited	4	1,247
Citigroup Inc.	230	26,093
Citizens Financial Group, Inc.	21	1,271
CME Group Inc. - Class A	17	4,955
CNO Financial Group, Inc.	11	470
Corebridge Financial, Inc.	28	675
Corpay Inc (a)	1	274
DigitalBridge Group, Inc. - Class A	55	850
East West Bancorp, Inc.	6	592
Employers Holdings, Inc.	5	187
Encore Capital Group, Inc. (a)	4	275
Equitable Holdings, Inc.	27	1,011
Erie Indemnity Company - Class A	2	574
Evercore Inc. - Class A	7	1,988
F.N.B. Corporation	14	242
FactSet Research Systems Inc.	2	405
Federated Hermes, Inc. - Class B	12	656
Fifth Third Bancorp	18	846
First American Financial Corporation	7	417
First Horizon Corporation	19	433
FirstCash, Inc.	4	822
Flagstar Bank, National Association	74	972
Franklin Resources, Inc.	35	828
Genworth Financial, Inc. - Class A (a)	78	632
Globe Life Inc.	3	441
Goldman Sachs Group, Inc., The	14	11,577
Hanover Insurance Group Inc, The	6	1,074
Hartford Insurance Group, Inc., The	5	742
Hilltop Holdings Inc.	7	240
Hope Bancorp, Inc.	15	169
Houlihan Lokey, Inc. - Class A	7	942
Independence Holdings, LLC	18	965
Interactive Brokers Group, Inc. - Class A	24	1,637
Intercontinental Exchange, Inc.	15	2,389
Invesco Ltd.	49	1,183
Jack Henry & Associates, Inc.	11	1,697
Jackson Financial Inc. - Class A (c)	10	1,071
Janus Henderson Group PLC	14	722
Jefferies Financial Group Inc.	9	374
JPMorgan Chase & Co.	54	15,784
KeyCorp	21	426
Lincoln National Corporation	22	779
Loews Corporation	12	1,311
LPL Financial Holdings Inc.	3	1,000
MarketAxess Holdings Inc.	4	653
Marsh & Mclennan Companies, Inc.	17	2,952
MasterCard Incorporated - Class A	9	4,581
Mercury General Corporation	4	366
MetLife, Inc.	32	2,251
MFA Financial, Inc.	24	231
MGIC Investment Corporation	11	293
Moelis & Company - Class A	8	463
Moody's Corporation	1	498
Morgan Stanley	24	3,920
MSCI Inc. - Class A	2	1,048
Nasdaq, Inc.	2	198
NCR Atleos Corporation (a)	7	314
Nelnet, Inc. - Class A	2	265
Northern Trust Corporation	3	484
PennyMac Financial Services, Inc.	4	361
PennyMac Mortgage Investment Trust	23	266

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Popular, Inc.	3	351
PROG Holdings, Inc.	9	249
Progressive Corporation, The	18	3,583
Prudential Financial, Inc.	29	2,807
Regions Financial Corporation	17	453
RenaissanceRe Holdings Ltd.	1	315
RITHM Capital Corp.	35	331
RLI Corp.	6	323
Robinhood Markets, Inc. - Class A (a)	32	2,215
S&P Global Inc.	2	958
SEI Investments Company	12	910
Selective Insurance Group, Inc.	7	516
SLM Corporation	50	1,077
SoFi Technologies, Inc. (a)	51	816
State Street Corporation	5	667
Stewart Information Services Corporation	5	300
Stifel Financial Corp.	6	452
Synchrony Financial	101	6,867
T. Rowe Price Group, Inc.	26	2,349
Tradeweb Markets Inc. - Class A	4	493
Travelers Companies, Inc., The	17	5,082
U.S. Bancorp	31	1,608
Unum Group	12	888
Valley National Bancorp	20	240
Virtu Financial, Inc. - Class A	22	970
Visa Inc. - Class A	22	6,759
W. R. Berkley Corporation	9	570
Webster Financial Corporation	7	456
Wells Fargo & Company	284	22,634
Western Union Company, The (b)	153	1,335
White Mountains Insurance Group Ltd.	—	894
Willis Towers Watson Public Limited Company	3	931
Wintrust Financial Corporation	3	359
Zions Bancorporation, National Association	10	573
		253,948
Consumer Staples 10.8%
Albertsons Companies, Inc. - Class A	81	1,374
Altria Group, Inc.	214	14,132
Andersons, Inc. , The	6	397
Archer-Daniels-Midland Company	70	5,091
BJ's Wholesale Club Holdings, Inc. (a)	9	920
Boston Beer Company, Inc., The - Class A (a)	2	393
Brown-Forman Corporation - Class B	36	958
Bunge Global S.A.	32	4,060
Cal-Maine Foods, Inc.	18	1,441
Campbell's Company, The (b)	14	307
Casey's General Stores, Inc.	1	791
Central Garden & Pet Company - Class A (a)	8	260
Church & Dwight Co., Inc.	14	1,352
Clorox Company, The	18	1,881
Coca-Cola Company, The	162	12,328
Coca-Cola Consolidated, Inc.	6	1,187
Colgate-Palmolive Company	46	3,946
Conagra Brands, Inc.	35	550
Constellation Brands, Inc. - Class A	6	835
Costco Wholesale Corporation	7	6,749
Darling Ingredients Inc. (a)	7	408
Dollar General Corporation	30	3,595
Dollar Tree, Inc. (a)	19	2,104
Edgewell Personal Care Colombia S A S	15	311
Energizer Holdings, Inc.	12	191
Estee Lauder Companies Inc., The - Class A	5	347
Flowers Foods, Inc.	35	287
General Mills, Inc.	42	1,555
Hershey Company, The	11	2,382
Hormel Foods Corporation	19	421
Ingles Markets, Incorporated - Class A	2	189
Ingredion Incorporated	11	1,193
J. M. Smucker Company, The	10	961
Kenvue Inc.	20	349
Keurig Dr Pepper Inc.	55	1,435
Kimberly-Clark Corporation	25	2,428
Kraft Heinz Company, The	141	3,170
Kroger Co., The	130	9,424
Lamb Weston Holdings, Inc.	13	542
McCormick & Company, Incorporated	2	79
Molson Coors Beverage Company - Class B	33	1,411
Mondelez International, Inc. - Class A	72	4,124
Monster Beverage 1990 Corporation (a)	43	3,139
Nomad Foods Limited	24	234
PepsiCo, Inc.	95	14,701
Performance Food Group Company (a)	3	224
Philip Morris International Inc.	108	17,794
Post Holdings, Inc. (a)	8	771
PriceSmart, Inc.	4	639
Procter & Gamble Company, The	107	15,479
Seaboard Corporation	—	328
Spectrum Brands Holdings, Inc.	7	512
Sprouts Farmers Market, Inc. (a)	53	4,076
Sysco Corporation	20	1,419
Target Corporation	84	10,231
The Marzetti Company	3	378
Tyson Foods, Inc. - Class A	54	3,432
United Natural Foods, Inc. (a)	16	703
US Foods Holding Corp. (a)	23	2,096
Walmart Inc.	392	48,775
		220,789
Consumer Discretionary 10.1%
Abercrombie & Fitch Co. - Class A (a)	12	1,094
Academy Sports & Outdoors, Inc.	20	1,128
Acushnet Holdings Corp.	6	584
Adient Public Limited Company (a)	22	444
Advance Auto Parts, Inc. (b)	14	742
American Eagle Outfitters, Inc.	81	1,352
Aptiv PLC (a)	10	717
Asbury Automotive Group, Inc. (a)	4	739
AutoNation, Inc. (a)	7	1,425
AutoZone, Inc. (a)	2	5,681
Bath & Body Works, Inc.	17	325
Beazer Homes USA, Inc. (a)	8	148
Best Buy Co., Inc.	58	3,694
Booking Holdings Inc.	1	4,901
BorgWarner Inc.	35	1,912
Boyd Gaming Corporation	10	834
Brunswick Corporation (b)	18	1,297
Capri Holdings Limited (a)	39	685
Carnival Corporation	61	1,587
Carter's, Inc.	22	769
Covista Inc. (a)	9	1,056
Cracker Barrel Old Country Store, Inc. (b)	9	246
Crocs, Inc. (a)	4	301
D.R. Horton, Inc.	5	721
Dana Incorporated	34	1,147
Darden Restaurants, Inc.	8	1,558
Dauch Corporation (a)	50	296
Deckers Outdoor Corporation (a)	13	1,272
Dick's Sporting Goods, Inc.	6	1,255
Domino's Pizza, Inc.	5	1,671
Dorman Products, Inc. (a)	4	401
eBay Inc.	84	7,654
ETSY, Inc. (a)	10	524
Expedia Group, Inc.	7	1,601
Five Below, Inc. (a)	2	500
Ford Motor Company	803	9,263
Gap, Inc., The	29	713
General Motors Company	168	12,543
Gentex Corporation	52	1,128
Genuine Parts Company	6	642
G-III Apparel Group, Ltd.	7	206
Gold.Com, Inc.	13	527
Graham Holdings Co., Ltd. - Class B	—	427
Grand Canyon Education, Inc. (a)	6	996
H & R Block, Inc.	14	454
Harley-Davidson, Inc. (b)	14	275
Hasbro, Inc.	25	2,355
Hilton Worldwide Holdings Inc.	5	1,382
Home Depot, Inc., The	28	9,294
Hyatt Hotels Corporation - Class A (b)	2	235

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Installed Building Products, Inc.	1	321
Kohl's Corporation	55	704
Kontoor Brands, Inc.	8	578
Las Vegas Sands Corp.	8	413
Laureate Education, Inc. - Class A (a)	19	669
La-Z-Boy Incorporated	8	266
LCI Industries	2	288
Lear Corporation	8	1,020
Leggett & Platt, Incorporated	35	350
Lennar Corporation - Class A	6	554
Lithia Motors, Inc. - Class A	2	374
Lowe`s Companies, Inc.	39	9,295
M/I Homes, Inc. (a)	2	305
Macy's, Inc.	59	1,065
MarineMax, Inc. (a)	6	158
Marriott International, Inc. - Class A	7	2,432
McDonald's Corporation	46	14,260
Meritage Homes Corporation	12	742
MGM Resorts International (a)	5	202
Mohawk Industries, Inc. (a)	3	330
Murphy USA Inc.	6	2,863
Newell Brands Inc.	20	67
Nike, Inc. - Class B	35	1,831
NVR, Inc. (a)	—	1,219
Ollie's Bargain Outlet Holdings, Inc. (a)	4	353
O'Reilly Automotive, Inc. (a)	42	3,837
Penske Automotive Group, Inc. (b)	2	280
Phinia Inc.	8	560
Pool Corporation	5	994
PulteGroup, Inc.	14	1,672
PVH Corp.	9	629
Ralph Lauren Corporation - Class A	5	1,584
Red Rock Resorts, Inc. - Class A	7	353
RH (a)	1	161
Rivian Automotive, Inc. - Class A (a)	17	251
Ross Stores, Inc.	6	1,369
Sally Beauty Holdings, Inc. (a)	34	470
Service Corporation International	19	1,608
Signet Jewelers Limited	13	1,113
Somnigroup International Inc.	23	1,711
Sonic Automotive, Inc. - Class A	4	241
Starbucks Corporation	28	2,476
Steven Madden, Ltd.	16	527
Strategic Education, Inc.	3	265
Tapestry, Inc.	21	2,980
Taylor Morrison Home II Corporation - Class A (a)	4	203
Tesla Inc. (a)	54	19,978
Texas Roadhouse, Inc. - Class A	2	344
The Buckle, Inc.	11	555
The Goodyear Tire & Rubber Company (a)	82	543
Thor Industries, Inc. (b)	6	447
TJX Companies, Inc., The	51	8,110
Toll Brothers, Inc.	6	884
TopBuild Corp. (a)	2	569
Tractor Supply Company	27	1,236
TRI Pointe Homes Holdings, Inc. (a)	16	733
Ulta Beauty, Inc. (a)	4	2,280
Upbound Group, Inc.	12	223
Urban Outfitters, Inc. (a)	17	1,105
V.F. Corporation	65	1,103
Vail Resorts, Inc. (b)	10	1,243
Valvoline, Inc. (a)	34	1,158
Victoria's Secret & Co. (a)	34	1,590
Visteon Corporation	5	483
Wayfair Inc. - Class A (a)	4	301
Wendy's Company, The (b)	61	426
Whirlpool Corporation (b)	12	639
Williams-Sonoma, Inc.	16	2,920
Winnebago Industries, Inc.	9	274
Wyndham Hotels & Resorts, Inc.	8	631
Wynn Resorts, Limited	4	392
Yum! Brands, Inc.	14	2,133
		204,944
Energy 6.9%
Antero Midstream Corporation	12	279
Apa Corp.	20	868
Archrock, Inc.	21	745
Baker Hughes Company - Class A	72	4,380
Cheniere Energy, Inc.	7	1,948
Chevron Corporation	122	25,278
CNX Resources Corporation (a)	31	1,185
ConocoPhillips	26	3,438
Core Natural Resources, Inc.	5	495
CVR Energy, Inc. (a)	17	567
Delek US Holdings, Inc.	28	1,256
Devon Energy Corporation	12	622
DT Midstream, Inc.	9	1,218
Expand Energy Corporation	6	625
Exxon Mobil Corporation	246	41,708
Halliburton Company	15	587
Helmerich & Payne, Inc.	22	785
HF Sinclair Corporation	27	1,690
International Seaways, Inc.	10	696
Kinder Morgan, Inc.	66	2,223
Marathon Petroleum Corporation	41	9,901
Murphy Oil Corporation	38	1,578
Nabors Industries Ltd. (a)	4	354
NOV Inc.	15	286
Ovintiv Canada ULC	28	1,686
Par Pacific Holdings, Inc. (a)	7	422
Patterson-UTI Energy, Inc.	52	562
PBF Energy Inc. - Class A	30	1,408
Peabody Energy Corporation	49	1,611
Permian Resources Corporation - Class A	62	1,316
Phillips 66	46	8,311
Scorpio Tankers Inc.	7	492
SLB Limited	17	851
SM Energy Company	12	384
Targa Resources Corp.	3	644
TechnipFMC PLC	51	3,555
Valero Energy Corporation	59	14,455
Weatherford International Public Limited Company	3	268
Williams Companies, Inc., The	25	1,789
World Kinect Corporation	17	402
		140,868
Communication Services 6.0%
Alphabet Inc. - Class A	73	21,096
AT&T Inc.	883	25,600
Comcast Corporation - Class A	181	5,189
EchoStar Corporation - Class A (a) (b)	14	1,639
Electronic Arts Inc.	21	4,269
Former Charter Communications Parent, Inc. - Class A (a)	36	7,710
Fox Corporation - Class A	47	2,720
John Wiley & Sons, Inc. - Class A	10	395
Liberty Broadband Corporation - Series C (a)	11	552
Liberty Global Ltd. - Class A (a)	59	714
Liberty Media Corporation - Series C (a)	5	408
Lumen Technologies, Inc. (a)	257	1,787
Match Group, Inc.	18	556
Meta Platforms, Inc. - Class A	6	3,615
Netflix, Inc. (a)	45	4,285
News Corporation - Class A	21	527
Nexstar Media Group, Inc. - Class A	2	323
Omnicom Group Inc.	14	1,073
Optimum Communications, Inc. - Class A (a)	62	81
Paramount Skydance Corporation - Class B	41	371
Roku, Inc. - Class A (a)	6	523
Scholastic Corporation	8	299
Sirius XM Holdings Inc.	25	570
Take-Two Interactive Software, Inc. (a)	10	2,028
Telephone and Data Systems, Inc.	17	704
The New York Times Company - Class A	18	1,508
TKO Group Holdings Inc. - Class A	3	658
T-Mobile US, Inc.	19	4,048
Verizon Communications Inc.	430	21,579
Warner Bros. Discovery, Inc. - Series A (a)	281	7,704

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Yelp Inc. (a)	18	445
		122,976
Materials 3.5%
Albemarle Corporation	2	418
Alcoa Corporation	26	1,692
Alpha Metallurgical Resources, Inc. (a)	4	719
Amcor Pty Ltd.	16	638
AptarGroup, Inc.	10	1,210
Avery Dennison Corporation	7	1,265
Balchem Corporation	2	271
Ball Corporation	22	1,277
Cabot Corporation	7	534
Celanese Corporation - Class A	10	650
CF Industries Holdings, Inc.	6	791
Chemours Company, The	58	1,283
Cleveland-Cliffs Inc. (a)	69	581
Commercial Metals Company	26	1,606
Corteva, Inc.	28	2,344
CRH Public Limited Company	13	1,417
Crown Holdings, Inc.	27	2,698
Dow Inc.	22	935
DuPont de Nemours, Inc.	102	4,682
Eagle Materials Inc.	3	660
Eastman Chemical Company	11	807
Freeport-McMoRan Inc.	29	1,688
Graphic Packaging Holding Company	65	651
Greif, Inc. - Class A	4	294
Hecla Mining Company	27	501
Huntsman Corporation	9	120
International Paper Company	37	1,305
Kaiser Aluminum Corporation	4	434
Louisiana-Pacific Corporation (W VA)	8	594
LyondellBasell Industries N.V. - Class A	60	4,824
Martin Marietta Materials, Inc.	1	714
Mosaic Company, The	57	1,453
NewMarket Corporation	2	1,398
Newmont Corporation	58	6,243
Nucor Corporation	31	5,206
O-I Glass, Inc. (a)	32	338
Olin Corporation	7	213
Packaging Corporation of America	4	940
PPG Industries, Inc.	13	1,353
Reliance, Inc.	5	1,496
Royal Gold, Inc.	8	1,925
RPM International Inc.	21	2,102
Sealed Air Corporation	47	1,970
Sensient Technologies Corporation	5	474
Sherwin-Williams Company, The	3	1,038
Silgan Holdings Inc.	20	773
Sonoco Products Company	19	1,050
Southern Copper Corporation	5	860
Steel Dynamics, Inc.	6	1,090
Stepan Company	3	167
Sylvamo Corporation	6	244
Tronox Holdings PLC	35	341
Vulcan Materials Company	3	737
Warrior Met Coal, Inc.	18	1,663
		70,677
Utilities 1.9%
AES Corporation, The	24	342
Alliant Energy Corporation	5	339
American Electric Power Company, Inc.	11	1,430
Atmos Energy Corporation	3	637
Avista Corporation	12	501
California Water Service Group	5	238
CenterPoint Energy, Inc.	13	543
Clearway Energy, Inc. - Class C	17	673
Consolidated Edison, Inc.	7	842
Constellation Energy Group, Inc.	6	1,754
Dominion Energy, Inc.	17	1,079
Edison International	8	566
Entergy Corporation	9	1,044
Essential Utilities, Inc.	6	247
Evergy, Inc.	8	647
Eversource Energy	7	501
Exelon Corporation	67	3,306
FirstEnergy Corp.	11	539
Hawaiian Electric Industries, Inc. (a)	64	953
IDACORP, Inc. (b)	7	1,069
MDU Resources Group, Inc.	44	919
National Fuel Gas Company	15	1,373
New Jersey Resources Corporation	11	591
NiSource Inc.	9	419
Northwest Natural Holding Company	5	268
NorthWestern Corporation	11	707
NRG Energy, Inc.	18	2,654
One Gas, Inc.	8	722
Ormat Technologies, Inc.	7	804
Otter Tail Corporation	4	357
Portland General Electric Company	13	712
Sempra	13	1,276
Southwest Gas Holdings, Inc.	11	983
Spire Inc.	7	665
Talen Energy Corporation (a)	3	1,032
TXNM Energy, Inc.	17	973
UGI Corporation	15	552
Vistra Corp.	41	6,166
XCEL Energy Inc.	12	914
		39,337
Real Estate 1.5%
Agree Realty Corporation	8	618
American Healthcare REIT, Inc.	7	347
American Homes 4 Rent - Class A	27	740
American Tower Corporation	5	805
Americold Realty Trust, Inc.	28	320
Apple Hospitality REIT, Inc.	40	461
Brandywine Realty Trust	55	150
Camden Property Trust	10	1,012
Caretrust REIT, Inc.	11	417
COPT Defense Properties	11	338
Cubesmart, L.P.	13	467
DiamondRock Alpharetta Tenant, LLC	29	271
Equity Lifestyle Properties, Inc.	10	603
First Industrial Realty Trust, Inc.	4	249
Gaming and Leisure Properties, Inc.	37	1,659
Healthcare Realty Trust Incorporated - Class A	61	1,043
Host Hotels & Resorts, Inc.	25	470
InvenTrust Properties Corp.	8	235
Iron Mountain Incorporated	6	586
Jones Lang LaSalle Incorporated (a)	3	777
Lamar Advertising Company - Class A	6	742
LXP Industrial Trust	7	339
Macerich Company, The	32	596
Medical Properties Trust, Inc. (b)	129	597
Omega Healthcare Investors, Inc.	32	1,399
OUTFRONT Media Inc.	21	553
Park Hotels & Resorts Inc. (b)	73	772
Phillips Edison & Company, Inc.	11	394
ProLogis Inc.	19	2,470
Public Storage Operating Company	2	439
Rayonier Inc.	26	546
RLJ III-EM Columbus Lessee, LLC (b)	34	252
SBA Communications Corporation - Class A	7	1,180
Simon Property Group, Inc.	7	1,303
SL Green Realty Corp. (b)	9	344
STAG Industrial, Inc.	8	276
Sun Communities, Inc.	6	758
Sunstone Hotel Investors, Inc.	33	293
Uniti Group Inc. (a)	44	417
Ventas, Inc.	9	741
Vornado Realty Trust	19	495
W.P. Carey Inc.	15	998
Welltower Inc.	14	2,785
Xenia Hotels & Resorts, Inc.	15	224
		30,481
Total Common Stocks (cost $1,680,320)		2,029,558

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	7,976	7,976
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	7,272	7,272
Total Short Term Investments (cost $15,248)		15,248
Total Investments 100.3% (cost $1,695,568)		2,044,806
Other Derivative Instruments 0.0%		306
Other Assets and Liabilities, Net (0.3)%		(7,219)
Total Net Assets 100.0%		2,037,893

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	7,101	—	328	32	208	(50)	6,931	0.3
Jackson Financial Inc. - Class A	1,224	—	147	10	106	(112)	1,071	—
JNL Government Money Market Fund, 3.63% - Class SL	6,269	26,157	24,450	38	—	—	7,976	0.4
JNL Government Money Market Fund, 3.53% - Class I	2,455	78,630	73,813	71	—	—	7,272	0.4
	17,049	104,787	98,738	151	314	(162)	23,250	1.1

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	23	June 2026	7,653	226	(96)
S&P Midcap 400 Index	8	June 2026	2,713	80	4
				306	(92)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,029,558	—	—	2,029,558
Short Term Investments	15,248	—	—	15,248
	2,044,806	—	—	2,044,806
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4	—	—	4
	4	—	—	4
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(96)	—	—	(96)
	(96)	—	—	(96)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 64.6%
Information Technology 14.4%
Adobe Inc. (a)	—	84
Advanced Micro Devices, Inc. (a)	7	1,409
Akamai Technologies, Inc. (a)	1	69
Amphenol Corporation - Class A	2	221
Analog Devices, Inc.	3	1,039
Apple Inc.	50	12,702
Applied Materials, Inc.	1	435
AppLovin Corporation - Class A (a)	—	171
ArcelorMittal	2	97
Arista Networks, Inc. (a)	6	732
ASML Holding N.V. - ADR	1	971
ASML Holding N.V.	2	3,113
Autodesk, Inc. (a)	—	53
BE Semiconductor Industries N.V.	2	477
Bel Fuse Inc. - Class B	—	24
Broadcom Inc.	22	6,819
Ciena Corporation (a)	1	253
Cisco Systems, Inc.	20	1,543
Corning Incorporated	1	188
CrowdStrike Holdings, Inc. - Class A (a)	1	350
Datadog, Inc. - Class A (a)	1	127
Dell Technologies Inc. - Class C	—	66
Descartes Systems Group Inc., The (a)	1	75
Fair Isaac Corporation (a)	—	14
Fortinet, Inc. (a)	—	11
HubSpot, Inc. (a)	—	15
Indra Sistemas S.A. (b)	9	506
Infineon Technologies AG - Class N	12	520
Intel Corporation (a)	17	739
InterDigital, Inc.	1	223
International Business Machines Corporation	3	667
Intuit Inc.	—	163
Jabil Inc.	—	77
Keysight Technologies, Inc. (a)	11	2,974
KLA Corporation	—	719
Lam Research Corporation	4	794
Lumentum Holdings Inc. (a)	—	155
Micron Technology, Inc.	1	486
Microsoft Corporation	32	11,954
Monolithic Power Systems, Inc.	1	653
Motorola Solutions, Inc.	—	91
NVIDIA Corporation	103	17,926
Oracle Corporation	7	1,047
Palantir Technologies Inc. - Class A (a)	4	535
Palo Alto Networks, Inc. (a)	1	90
PTC Inc. (a)	—	20
Qnity Electronics, Inc.	1	76
Renesas Electronics Corporation	36	511
Roper Technologies, Inc.	1	263
Salesforce, Inc.	2	362
Samsung Electronics Co., Ltd.	5	600
SanDisk LLC (a)	—	84
SAP SE	5	811
Seagate Technology Holdings Public Limited Company	1	210
ServiceNow, Inc. (a)	10	1,095
Shopify Inc. - Class A (a)	6	664
Synopsys, Inc. (a)	1	394
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	630
Taiwan Semiconductor Manufacturing Company Limited	33	1,891
TE Connectivity Public Limited Company	3	589
Teledyne Technologies Incorporated (a)	—	161
Telefonaktiebolaget LM Ericsson - Class B (b)	53	606
Teradyne, Inc.	—	102
Texas Instruments Incorporated	6	1,137
Tokyo Electron Limited	4	871
Western Digital Corporation	—	104
Yokogawa Electric Corporation	1	15
		82,573
Financials 10.1%
3i Group PLC	16	515
ABN AMRO Bank N.V. - DUTCHCERT (c)	13	426
Admiral Group PLC	13	554
Adyen N.V. (a) (c)	—	107
AIA Group Limited	72	797
Allstate Corporation, The	6	1,237
American Express Company	4	1,148
American International Group, Inc.	1	111
Annaly Capital Management, Inc.	12	257
ANZ Group Holdings Limited	44	1,102
AON Public Limited Company - Class A	—	152
Apollo Global Management, Inc.	2	166
Ares Management Corporation - Class A	1	73
Assicurazioni Generali Societa' Per Azioni	13	538
AXA	22	1,008
AXIS Capital Holdings Limited	—	29
Banco Bilbao Vizcaya Argentaria Sociedad Anonima	54	1,161
Banco Santander, S.A.	122	1,364
Bank of America Corporation	35	1,683
Bank of New York Mellon Corporation, The	1	160
Banque Nationale Du Canada (b)	4	456
Barclays PLC	168	878
BAWAG Group AG (c)	2	360
Berkshire Hathaway Inc. - Class B (a)	7	3,226
BlackRock, Inc.	—	174
Blackstone Inc. - Class A	—	45
Block, Inc. - Class A (a)	3	181
Bridgepoint Group PLC (c)	82	254
Brookfield Corporation - Class A	15	606
Capital One Financial Corporation	1	166
CBOE Global Markets, Inc.	—	20
Charles Schwab Corporation, The	20	1,918
Chubb Limited	5	1,733
Citigroup Inc.	8	879
CME Group Inc. - Class A	1	341
Corebridge Financial, Inc.	1	35
Corpay Inc (a)	—	90
CVC Capital Partners PLC (b)	20	269
DBS Group Holdings Ltd.	23	1,035
Definity Financial Corporation	16	739
DNB Bank ASA	29	916
East West Bancorp, Inc.	1	76
Equitable Holdings, Inc.	3	96
Erste Group Bank AG (b)	4	382
Federal National Mortgage Association, Inc. (a)	9	68
Fifth Third Bancorp	19	862
Figure Technology Solutions, Inc. - Class A (a)	2	51
Fiserv, Inc. (a)	—	24
Global Payments Inc.	1	43
Goldman Sachs Group, Inc., The	1	1,085
HDFC Bank Limited	20	163
Huntington Bancshares Incorporated	22	352
ING Groep N.V.	24	636
Intercontinental Exchange, Inc.	10	1,517
Invesco Ltd.	2	39
JPMorgan Chase & Co.	13	3,787
KeyCorp	3	56
KKR & Co. Inc. - Class A	1	118
Klarna Group PLC (a)	—	5
Lloyds Banking Group PLC	635	785
LPL Financial Holdings Inc.	—	30
Macquarie Group Limited	5	640
Mandatum Holding Oy	53	421
Marsh & Mclennan Companies, Inc.	3	534
MasterCard Incorporated - Class A	5	2,380
Melrose Industries PLC	43	286
MetLife, Inc.	7	500
Mitsubishi UFJ Financial Group, Inc.	89	1,495
Moody's Corporation	1	353
Morgan Stanley	8	1,369
MSCI Inc. - Class A	—	49
ORIX Corporation	15	458
Popular, Inc.	—	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Progressive Corporation, The	1	168
Resona Holdings, Inc.	47	520
Robinhood Markets, Inc. - Class A (a)	1	44
S&P Global Inc.	—	179
Sampo Oyj - Class A	79	843
Societe Generale	14	1,024
Standard Chartered PLC	46	954
Sumitomo Mitsui Trust Group, Inc.	22	685
Suncorp Group Limited	38	420
Talon Capital Corp. (a)	2	16
Tokio Marine Holdings, Inc.	21	983
TPG Inc. - Class A	1	34
Tradeweb Markets Inc. - Class A	1	133
Travelers Companies, Inc., The	1	430
U.S. Bancorp	4	227
UBS Group AG	20	768
Unicredit, Societa' Per Azioni	14	1,026
Visa Inc. - Class A	12	3,721
Voya Financial, Inc.	1	75
Wells Fargo & Company	1	95
Western Alliance Bancorporation	1	38
Willis Towers Watson Public Limited Company	—	58
		58,043
Industrials 7.4%
3M Company	—	69
ABB Ltd. - Class N	14	1,103
AerCap Holdings N.V.	5	696
Airbus SE	6	1,152
AMETEK, Inc.	7	1,476
API Group Corporation (a)	2	73
Axon Enterprise, Inc. (a)	—	59
Boeing Company, The (a)	1	263
Booz Allen Hamilton Holding Corporation - Class A	—	31
Bunzl Public Limited Company	15	460
Canadian National Railway Company	1	81
Carpenter Technology Corporation	—	75
Carrier Global Corporation	1	83
Caterpillar Inc.	2	1,744
Cintas Corporation	2	259
CSG N.V. - Class A (a)	3	93
CSX Corporation	27	1,110
Cummins Inc.	—	14
Deere & Company	5	2,538
Dover Corporation	—	88
Eaton Corporation Public Limited Company	—	83
Element Fleet Management Corp.	34	738
Emerson Electric Co.	1	100
Equifax Inc.	2	447
ESAB Corporation	1	80
Firefly Aerospace Inc. (a)	1	16
Fortive Corporation	3	142
Fujikura Ltd.	19	529
GE Vernova Inc.	1	967
General Electric Company	7	1,990
Hitachi, Ltd.	43	1,255
Honeywell International Inc.	1	118
Howmet Aerospace Inc.	1	164
Ingersoll Rand Inc.	6	479
Interpump Group S.p.A.	—	4
Johnson Controls International Public Limited Company	1	112
Kingspan Group Public Limited Company	3	271
Kion Group AG	8	422
Komatsu Ltd. (b)	8	305
L3Harris Technologies, Inc.	—	94
Middleby Corporation, The (a)	1	72
Mitsubishi Electric Corporation	30	963
Mitsubishi Heavy Industries, Ltd.	2	49
Mueller Industries, Inc.	—	38
Norfolk Southern Corporation	2	472
Northrop Grumman Corporation	1	638
Nvent Electric Public Limited Company	—	43
Old Dominion Freight Line, Inc.	5	915
Otis Worldwide Corporation	6	432
PACCAR Inc	2	173
Parker-Hannifin Corporation	1	997
Pentair Public Limited Company	7	593
Prysmian S.p.A.	10	1,111
Recruit Holdings Co., Ltd.	20	854
Republic Services, Inc.	5	1,039
Rheinmetall Aktiengesellschaft	—	673
Rolls-Royce Holdings PLC	71	1,082
RTX Corporation	1	178
Ryanair Holdings Public Limited Company - ADR	12	675
Safran	3	895
Saia, Inc. (a)	—	165
Sandvik Aktiebolag	29	1,118
SANY Heavy Industry Co., Ltd. - Class H (c)	10	28
Shimizu Corporation	26	470
Shoals Technologies Group, Inc. - Class A (a)	5	35
Siemens Aktiengesellschaft - Class N	11	2,641
Siemens Energy AG	2	324
SiteOne Landscape Supply, Inc. (a)	—	25
SK Square Co., Ltd. (a)	—	118
Spie S.A.	—	13
Stanley Black & Decker, Inc.	—	31
Sumitomo Corporation	35	1,290
Techtronic Industries Company Limited	37	490
Trane Technologies Public Limited Company	—	98
TransDigm Group Incorporated	—	268
Uber Technologies, Inc. (a)	1	52
Union Pacific Corporation	—	13
United Airlines Holdings, Inc. (a)	1	84
Verisk Analytics, Inc.	—	65
Vertiv Holdings Co - Class A	1	215
VINCI	5	709
W.W. Grainger, Inc.	—	530
Waste Connections, Inc.	—	66
Waste Management, Inc.	—	92
Westinghouse Air Brake Technologies Corporation	7	1,743
Xylem Inc.	—	4
		42,362
Health Care 6.3%
Abbott Laboratories	14	1,487
AbbVie Inc.	2	439
Amgen Inc.	—	163
Argenx SE - ADR (a)	1	785
AstraZeneca PLC	16	3,219
Boston Scientific Corporation (a)	3	171
Brightspring Health Services, Inc. (a)	1	31
Bristol-Myers Squibb Company	3	151
Cardinal Health, Inc.	—	104
Cencora, Inc.	4	1,346
Centene Corporation (a)	1	27
Charles River Laboratories International, Inc. (a)	—	41
Chugai Pharmaceutical Co., Ltd. - ADR	3	86
Chugai Pharmaceutical Co., Ltd.	17	925
Cigna Group, The	—	38
CVS Health Corporation	10	745
Danaher Corporation	4	693
Edwards Lifesciences Corporation (a)	2	136
Elevance Health, Inc.	1	362
Eli Lilly and Company	4	3,423
EssilorLuxottica	2	532
Gilead Sciences, Inc.	13	1,880
Guardant Health, Inc. (a)	1	102
HOYA Corporation	3	562
Intuitive Surgical, Inc. (a)	3	1,341
IQVIA Holdings Inc (a)	—	31
Johnson & Johnson	9	2,080
Koninklijke Philips N.V.	31	846
McKesson Corporation	—	78
Medline Inc. - Class A (a)	2	105
Medtronic, Inc.	1	78
Merck & Co., Inc.	8	936
Natera, Inc. (a)	1	102
Novartis AG - Class N	11	1,724
Novo Nordisk A/S - Class B (b)	22	815
Pfizer Inc.	5	147

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Quest Diagnostics Incorporated	3	525
Regeneron Pharmaceuticals, Inc.	—	66
ResMed Inc.	—	22
Revvity, Inc.	10	868
Roche Holding AG	5	1,814
Sanofi	8	776
Siemens Healthineers AG (c)	16	673
Sonova Holding AG	1	201
Stryker Corporation	2	569
Takeda Pharmaceutical Company Limited	18	648
Tenet Healthcare Corporation (a)	6	1,136
Thermo Fisher Scientific Inc.	2	750
UnitedHealth Group Incorporated	8	2,066
Vertex Pharmaceuticals Incorporated (a)	—	175
Viatris Inc.	8	106
West Pharmaceutical Services, Inc.	—	48
Zoetis Inc. - Class A	—	24
		36,198
Consumer Discretionary 6.2%
Airbnb, Inc. - Class A (a)	—	25
Alibaba Group Holding Limited (c)	16	247
Amadeus IT Holding, S.A. (c)	6	315
Amazon.com, Inc. (a)	41	8,511
ASICS Corporation	35	926
Autoliv, Inc. - SWEDDR	4	422
AutoZone, Inc. (a)	—	1,202
Booking Holdings Inc.	—	1,979
Carvana Co. - Class A (a)	10	3,010
Chipotle Mexican Grill, Inc. (a)	14	460
Compass Group PLC	40	1,115
Darden Restaurants, Inc.	—	23
Domino's Pizza, Inc.	—	37
DoorDash, Inc. - Class A (a)	2	314
eBay Inc.	—	27
General Motors Company	2	112
Hilton Worldwide Holdings Inc.	1	197
Home Depot, Inc., The	4	1,248
InterContinental Hotels Group PLC	—	32
Isetan Mitsukoshi Holdings Ltd. (b)	33	606
Kering	2	543
Kingfisher PLC	84	318
Las Vegas Sands Corp.	1	39
Lowe`s Companies, Inc.	3	713
Marriott International, Inc. - Class A	—	64
McDonald's Corporation	5	1,627
Moncler S.p.A.	9	532
Next PLC	4	659
Open House Group Co., Ltd.	1	77
O'Reilly Automotive, Inc. (a)	2	145
Panasonic Holdings Corporation	37	621
Persimmon Public Limited Company	16	232
PulteGroup, Inc.	1	106
Ross Stores, Inc.	3	595
Royal Caribbean Cruises Ltd.	—	75
Sea Limited - Class A - ADR (a)	8	664
Sony Group Corporation	65	1,331
Starbucks Corporation	—	36
Suzuki Motor Corporation	43	523
Tesla Inc. (a)	9	3,503
TJX Companies, Inc., The	4	688
Toyota Motor Corporation	65	1,332
Tractor Supply Company	13	593
Ulta Beauty, Inc. (a)	—	48
Viking Holdings Ltd. (a)	1	39
Wingstop Inc.	—	22
Yum! Brands, Inc.	—	31
		35,964
Communication Services 5.2%
Alphabet Inc. - Class A	17	4,806
Alphabet Inc. - Class C	30	8,548
BT Group PLC	294	823
KDDI Corporation	50	866
KT Corporation	12	477
Live Nation Entertainment, Inc. (a)	—	46
Meta Platforms, Inc. - Class A	11	6,110
Netflix, Inc. (a)	33	3,135
Nintendo Co., Ltd. (b)	10	589
Spotify Technology S.A. (a)	—	34
Telstra Group Limited	163	601
Tencent Holdings Limited	4	277
TKO Group Holdings Inc. - Class A	1	136
T-Mobile US, Inc.	12	2,500
Walt Disney Company, The	10	957
		29,905
Energy 4.1%
Advantage Energy Ltd. (a)	2	17
Aker BP ASA	13	485
Antero Resources Corporation (a)	1	22
ARC Resources Ltd. (b)	3	70
Baker Hughes Company - Class A	4	254
Baytex Energy Corp.	1	5
BP P.L.C.	10	77
Cameco Corporation	1	130
Canadian Natural Resources Limited (b)	20	969
Cenovus Energy Inc.	17	443
Cheniere Energy, Inc.	—	85
Chevron Corporation	12	2,523
ConocoPhillips	20	2,702
Core Natural Resources, Inc.	—	14
Diamondback Energy, Inc.	1	195
Enbridge Inc.	3	169
Energy Fuels Inc. (a) (b)	3	57
EOG Resources, Inc.	1	140
EQT Corporation	3	216
Equinor ASA	13	563
Expro Group Holdings N.V. (a) (b)	4	64
Exxon Mobil Corporation	12	2,041
Headwater Exploration Inc. (b) (c)	6	53
Kelt Exploration Ltd. (a)	7	46
Keyera Corp. (c)	1	31
Kinder Morgan, Inc.	1	49
Kodiak Gas Services, LLC	1	55
NAC Kazatomprom JSC - GDR (c)	1	50
Neste Oyj	2	77
NOV Inc.	3	62
ONEOK, Inc.	1	96
Ovintiv Canada ULC	1	81
Peabody Energy Corporation	—	12
Permian Resources Corporation - Class A	4	76
Phillips 66	1	236
Precision Drilling Corporation (a)	1	52
Range Resources Corporation	26	1,185
Shell PLC - Class A	7	316
Shell PLC - Class A - ADR	24	2,194
SLB Limited	27	1,391
South Bow Corporation (b)	2	58
Suncor Energy Inc.	2	159
Tamarack Valley Energy Ltd.	7	55
Targa Resources Corp.	1	279
TechnipFMC PLC	16	1,128
Tenaris S.A. - ADR (b)	1	54
Thai Oil Public Company Limited	16	24
TotalEnergies SE	25	2,328
Tourmaline Oil Corp	2	76
Uranium Energy Corp. (a)	12	162
Valero Energy Corporation	5	1,220
Var Energi ASA	6	30
Viper Energy, Inc. - Class A	1	52
Vista Energy, S.A.B. De C.V. - Series A - ADR (a)	1	57
Weatherford International Public Limited Company	1	88
Whitehaven Coal Limited	2	14
Williams Companies, Inc., The	5	391
Yellow Cake PLC (a)	4	36
		23,514
Materials 3.7%
Agnico Eagle Mines Limited	—	94
Agnico Eagle Mines Limited	2	356
Alamos Gold Inc - Class A (b)	3	141

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Alamos Gold Inc - Class A	1	40
Albemarle Corporation	—	19
Alpha Metallurgical Resources, Inc. (a)	—	15
Aluminum Corporation of China Limited - Class H	36	53
Americas Gold and Silver Corporation (a) (b)	7	34
Anglo American PLC	3	138
AngloGold Ashanti PLC	2	226
Antofagasta PLC	15	676
Aris Mining Corporation (a)	4	71
Artemis Gold Inc. (a)	4	108
Asante Gold Corporation (a)	3	2
Ausgold Limited (a)	36	22
Ball Corporation	12	680
Barrick Mining Corporation	10	405
Benz Mining Corp. - CHESS (a)	12	18
BHP Group Limited	22	787
BHP Group Limited (b)	11	413
Blackedge Ltd. (a)	14	65
BlueScope Steel Limited	2	31
Boliden AB (a)	—	9
Capricorn Metals Limited (a)	8	59
CF Industries Holdings, Inc.	—	46
Champion Iron Limited (b)	3	11
China Hongqiao Group Limited	16	72
Coeur Mining, Inc. (a)	1	27
Corteva, Inc.	4	301
CRH Public Limited Company	1	87
Discovery Silver Corp. (a) (b)	9	56
DPM Metals Inc.	1	23
Ecolab Inc.	—	73
Emerald Resources NL (a)	17	65
Equinox Gold Corp.	2	25
Evolution Mining Limited	2	17
First Mining Gold Corp. (a)	50	19
First Quantum Minerals Ltd. (a)	5	119
Fortescue Ltd.	1	15
Franco-Nevada Corporation	2	397
Franco-Nevada Corporation	1	128
Freeport-McMoRan Inc.	8	470
G Mining Ventures Corp. (a)	2	71
Genesis Minerals Limited (a)	4	15
Glencore PLC	129	979
Gold Fields Limited	4	170
Gold Royalty Corp. (a)	1	3
Grupo Mexico, S.A.B. de C.V. - Class B	39	421
Harmony Gold Mining Company	1	21
Heidelberg Materials AG	3	700
Hindalco Industries Limited	3	28
Hoa Phat Group Joint Stock Company	95	98
Holcim AG	9	744
IGO Limited (a)	3	16
Iluka Resources Limited	9	42
Impala Platinum Holdings	3	43
Industrias Penoles, S.A.B. de C.V. (a) (b)	—	19
International Paper Company	24	864
Ivanhoe Electric Inc. (a)	5	56
Ivanhoe Mines Ltd. - Class A (a) (b)	3	22
James Hardie Industries Public Limited Company - CHESS	2	39
JFE Holdings, Inc.	1	10
Jiangxi Copper Company Limited - Class H	13	58
Jindal Stainless Limited	1	10
Jindal Steel Limited	1	16
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (c) (d)	40	—
JSW Steel Limited	2	22
JX Advanced Metals Corporation	1	13
Kinross Gold Corporation	7	215
KRC Materials, Inc. (a)	1	41
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,326
Linde Public Limited Company	4	2,210
Louisiana-Pacific Corporation (W VA)	1	52
Lundin Gold Inc. (c)	—	37
Lynas Rare Earths Limited (a)	3	38
LyondellBasell Industries N.V. - Class A	1	56
Martin Marietta Materials, Inc.	1	518
Meridian Mining PLC (a)	15	19
Mitsubishi Chemical Group Corporation	52	301
Montage Gold Corp. (a) (b)	1	12
Mosaic Company, The	2	38
MP Materials Corp. - Class A (a) (b)	—	23
New Found Gold Corp. (a) (b)	7	12
Newmont Corporation	1	119
NGEx Minerals Ltd. (a) (b)	4	69
Nippon Steel Corporation (b)	11	41
Norsk Hydro ASA	5	48
Northam Platinum Limited	1	22
Northern Star Resources Ltd.	4	53
Nucor Corporation	1	126
OceanaGold Corporation	—	14
Omai Gold Mines Corp. (a)	28	34
Oramelius Resources Limited	7	19
Packaging Corporation of America	2	508
PLS Group Limited (a)	5	18
POSCO Holdings Inc.	—	39
Predictive Discovery Limited (a)	90	47
Public Joint Stock Company Polyus (a) (c) (d)	—	—
Redevances OR Inc.	3	95
Reliance, Inc.	1	169
Rio Tinto Limited	1	61
Rio Tinto PLC	3	307
Robex Resources Inc. (a) (b)	5	21
Robex Resources Inc. - CHESS (a)	1	4
Royal Gold, Inc.	—	12
RPM International Inc.	1	49
Santana Mining Inc. (a)	4	62
Sherwin-Williams Company, The	2	502
Shin-Etsu Chemical Co., Ltd.	22	873
Sibanye Stillwater	11	34
Skeena Resources Limited (a)	4	113
Snowline Gold Corp. (a)	7	69
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR (a)	—	16
Solstice Advanced Materials US, Inc.	—	35
South32 Limited	16	48
Southern Copper Corporation	1	95
Southern Palladium Limited (a)	3	3
Sovereign Metals Limited (a)	9	4
Steel Dynamics, Inc.	1	222
Stora Enso Oyj - Class R (b)	46	544
Tata Steel Limited	24	49
Teck Resources Limited - Class B	1	61
Turaco Gold Limited (a)	68	29
UPM-Kymmene Oyj	1	41
USA Rare Earth, Inc. - Class A (a) (b)	1	20
Vale S.A.	1	16
Valterra Platinum	1	71
Warrior Met Coal, Inc.	1	55
West Fraser Timber Co. Ltd.	1	45
West Fraser Timber Co. Ltd.	1	44
Wheaton Precious Metals Corp.	1	180
Yunnan Aluminium Co,Ltd. - Class A	7	32
Zijin Gold International Company Limited	2	40
Zijin Mining Group Co., Ltd. - Class H	64	292
		21,261
Consumer Staples 3.0%
Ajinomoto Co., Inc.	19	534
Altria Group, Inc.	2	112
Coca-Cola Company, The	6	432
Colgate-Palmolive Company	13	1,109
Costco Wholesale Corporation	1	530
Diageo PLC	28	530
Dollar Tree, Inc. (a)	6	652
e.l.f. Beauty, Inc. (a)	—	27
Estee Lauder Companies Inc., The - Class A	1	50
Kenvue Inc.	2	37
Keurig Dr Pepper Inc.	3	78
Lamb Weston Holdings, Inc.	—	15
L'Oreal	2	746

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Magnum Ice Cream Company N.V., The (a)	—	5
Magnum Ice Cream Company N.V., The (a)	26	376
McCormick & Company, Incorporated	—	10
Mondelez International, Inc. - Class A	31	1,797
Monster Beverage 1990 Corporation (a)	1	84
Muyuan Foods Co., Ltd. - Class H	7	34
Nestle S.A. - Class N	19	1,910
PepsiCo, Inc.	1	182
Philip Morris International Inc.	13	2,073
Procter & Gamble Company, The	16	2,260
Seven & I Holdings Co., Ltd.	43	581
Sysco Corporation	—	7
Target Corporation	—	17
Tsuruha Holdings Inc.	17	268
Unilever PLC	39	2,191
Unilever PLC - ADR	2	86
Walmart Inc.	5	676
		17,409
Real Estate 2.6%
Acadia Realty Trust	8	146
Aedifica	1	73
Alexandria Real Estate Equities, Inc.	1	34
American Homes 4 Rent - Class A	4	115
American Tower Corporation	2	386
Apple Hospitality REIT, Inc.	3	40
AvalonBay Communities, Inc.	2	252
Big Yellow Group PLC	3	29
BXP, Inc.	—	23
Camden Property Trust	1	49
Canadian Apartment Properties Real Estate Investment Trust	1	36
Capitaland Group Pte. Ltd.	25	44
CBRE Group, Inc. - Class A (a)	1	115
City Developments Limited	9	56
Colliers International Group Inc.	—	52
CoStar Group, Inc. (a)	1	22
Crown Castle Inc.	2	142
Cubesmart, L.P.	5	193
Curbline Properties Corp.	—	9
Digital Core REIT Management Pte. Ltd. (c)	30	15
Digital Realty Trust, Inc.	1	218
Douglas Emmett, Inc.	5	50
EastGroup Properties, Inc.	1	238
Equinix, Inc.	1	1,001
Equity Lifestyle Properties, Inc.	11	712
Equity Residential	3	196
Essex Property Trust, Inc.	3	736
Federal Realty Investment Trust	1	56
Goodman Funding Pty Ltd.	7	129
Healthcare Realty Trust Incorporated - Class A	4	66
Invincible Investment Corporation	—	25
Japan Prime Realty Investment Corporation	—	34
Japan Real Estate Investment Corporation	—	32
Keppel DC REIT Management Pte. Ltd.	20	33
Kerry Properties Limited	13	36
Kilroy Realty Corporation (b)	1	28
Kimco Realty OP, LLC	2	36
Kojamo Oyj (c)	7	63
LEG Immobilien SE	1	57
Lineage, Inc. (b)	1	20
Mirvac Limited	35	43
Mitsubishi Estate Co., Ltd.	27	759
Mitsui Fudosan Co., Ltd.	61	652
Nexus Select Trust	18	29
Nippon Prologis REIT, Inc.	—	28
NTT DC REIT Manager Pte. Ltd. (a)	50	46
Pebblebrook Hotel Trust	5	59
ProLogis Inc.	6	782
Public Storage Operating Company	4	1,113
Rayonier Inc.	2	50
Regency Centers Corporation	4	283
Rexford Industrial Realty, Inc.	9	305
Scentre Group Limited	281	650
SEGRO Public Limited Company	47	404
Simon Property Group, Inc.	2	430
SL Green Realty Corp. (b)	—	8
SmartStop Self Storage REIT, Inc. (b)	4	127
Sun Communities, Inc.	2	224
Sun Hung Kai Properties Limited	5	83
Swire Properties Limited	22	63
Terreno Realty Corporation	3	184
Tokyo Tatemono Co., Ltd.	3	58
Ventas, Inc.	5	413
VICI Properties Inc.	17	466
Vornado Realty Trust	2	65
Warehouses De Pauw	3	84
Welltower Inc.	10	1,992
Weyerhaeuser Company	—	8
		15,005
Utilities 1.6%
Alliant Energy Corporation	3	200
Ameren Corporation	9	949
Atmos Energy Corporation	1	151
CMS Energy Corporation	1	64
Consolidated Edison, Inc.	1	135
Constellation Energy Group, Inc.	4	1,007
DTE Energy Company	1	73
ENEL - SPA	89	971
Engie	32	1,048
Fortum Oyj (b)	14	355
National Grid PLC	65	1,094
NextEra Energy, Inc.	4	387
Orsted A/S (a) (c)	19	474
PG&E Corporation	8	145
Sempra	2	166
The Southern Company	18	1,729
Vistra Corp.	1	132
XCEL Energy Inc.	4	300
		9,380
Total Common Stocks (cost $290,491)		371,614
GOVERNMENT AND AGENCY OBLIGATIONS 18.8%
Mortgage-Backed Securities 7.3%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	90	86
3.00%, 11/01/34 - 01/01/52	597	536
1.50%, 02/01/36	151	136
2.00%, 08/01/36 - 05/01/52	2,749	2,260
2.50%, 04/01/37 - 05/01/52	2,459	2,099
4.00%, 06/01/37 - 01/01/56	525	499
5.00%, 12/01/41 - 10/01/55	720	718
5.50%, 05/01/44 - 10/01/55	2,030	2,054
4.50%, 05/01/50	20	20
6.50%, 11/01/53 - 09/01/54	49	51
6.00%, 12/01/53 - 12/01/54	248	254
7.00%, 06/01/54	34	35
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 05/01/52	3,688	3,173
3.00%, 11/01/33 - 07/01/50	2,620	2,397
3.50%, 12/01/33 - 01/01/52	2,060	1,925
2.00%, 09/01/36 - 04/01/52	6,290	5,249
1.50%, 05/01/37 - 01/01/42	254	216
4.00%, 06/01/37 - 08/01/52	1,098	1,051
5.00%, 06/01/40 - 03/01/56	1,652	1,639
4.50%, 04/01/41 - 07/01/53	1,290	1,263
TBA, 4.50%, 04/15/41 (e)	85	84
6.00%, 07/01/41 - 11/01/55	2,913	2,995
5.50%, 05/01/44 - 11/01/55	1,645	1,665
6.50%, 01/01/54 - 06/01/55	757	790
TBA, 2.00%, 04/15/56 (e)	1,045	840
TBA, 2.50%, 04/15/56 (e)	105	88
TBA, 3.00%, 04/15/56 (e)	420	369
TBA, 3.50%, 04/15/56 (e)	495	453
TBA, 4.00%, 04/15/56 (e)	130	123
TBA, 5.00%, 04/15/56 (e)	570	562
TBA, 6.00%, 04/15/56 (e)	70	71
TBA, 6.50%, 04/15/56 (e)	170	176
Government National Mortgage Association
3.50%, 08/20/42 - 01/20/49	966	910
3.00%, 05/15/43 - 04/20/50	556	502

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
4.50%, 07/20/45 - 08/20/47	239	236
4.00%, 09/20/45 - 10/20/50	453	432
5.50%, 03/20/48 - 09/20/54	216	220
5.00%, 05/20/48 - 06/20/49	155	155
2.50%, 08/20/50	94	81
TBA, 5.00%, 04/15/56 (e)	215	213
TBA, 5.50%, 04/15/56 (e)	735	739
TBA, 6.00%, 04/15/56 (e)	90	91
Government National Mortgage Association II
1.50%, 05/20/37	109	99
2.00%, 03/20/51 - 03/20/52	1,136	936
2.50%, 04/20/51 - 01/20/52	1,533	1,316
3.00%, 10/20/51 - 06/20/52	594	530
5.00%, 08/20/52 - 07/20/53	420	419
6.00%, 09/20/52 - 11/20/52	133	136
4.00%, 10/20/52	364	343
4.50%, 10/20/52 - 06/20/53	803	780
		42,015
U.S. Treasury Note 5.8%
Treasury, United States Department of
3.63%, 05/31/28 - 12/31/30	6,110	6,044
4.00%, 06/30/28 - 11/15/35	10,645	10,663
4.38%, 11/30/28 - 12/31/29	2,155	2,190
3.50%, 12/15/28 - 11/30/30	2,095	2,066
4.25%, 02/28/29 - 08/15/35	3,265	3,296
4.50%, 05/31/29	2,120	2,161
4.13%, 11/30/29 - 03/31/32	3,755	3,785
0.63%, 05/15/30	700	613
3.88%, 07/31/30 - 08/15/33	465	461
3.75%, 01/31/31	1,325	1,314
1.25%, 08/15/31	760	659
4.63%, 02/15/35	300	308
		33,560
U.S. Treasury Bond 3.5%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,335
1.13%, 05/15/40	790	498
1.88%, 02/15/41 - 02/15/51	2,195	1,349
1.75%, 08/15/41	615	411
3.13%, 11/15/41	485	397
3.88%, 02/15/43 - 05/15/43	880	781
4.75%, 11/15/43 - 08/15/55	1,520	1,486
4.63%, 05/15/44 - 11/15/55	2,935	2,815
4.13%, 08/15/44	350	317
5.00%, 05/15/45	345	349
4.88%, 08/15/45	470	469
3.00%, 08/15/48	4,675	3,430
2.00%, 02/15/50 - 08/15/51	2,360	1,356
1.38%, 08/15/50	380	186
2.38%, 05/15/51	125	78
4.00%, 11/15/52	585	503
3.63%, 02/15/53 - 05/15/53	2,025	1,624
4.25%, 02/15/54 - 08/15/54	555	497
4.75%, 05/15/55 (f)	1,020	993
		19,874
U.S. Treasury Inflation Indexed Securities 0.9%
Treasury, United States Department of
2.38%, 01/15/27 - 02/15/55 (g)	69	69
0.13%, 04/15/27 - 01/15/32 (g)	852	813
0.38%, 07/15/27 (g)	93	93
1.63%, 10/15/27 - 04/15/30 (g)	1,405	1,423
1.75%, 01/15/28 - 01/15/34 (g)	473	474
1.25%, 04/15/28 (g)	537	539
0.75%, 07/15/28 - 02/15/45 (g)	323	254
0.88%, 01/15/29 (g)	64	64
2.50%, 01/15/29 (g)	91	94
2.13%, 04/15/29 - 02/15/54 (g)	363	350
3.88%, 04/15/29 (g)	297	320
0.25%, 07/15/29 (g)	57	56
1.13%, 10/15/30 - 01/15/33 (g)	299	295
0.63%, 07/15/32 (g)	1	1
1.38%, 07/15/33 - 02/15/44 (g)	157	142
1.88%, 07/15/34 - 01/15/36 (g)	117	117
1.00%, 02/15/46 (g)	7	5
1.50%, 02/15/53 (g)	10	8
		5,117
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K753, REMIC, 4.40%, 10/25/30	730	734
Series A2-K137, REMIC, 2.35%, 11/25/31 (h)	1,195	1,082
Series K-A2-150, REMIC, 3.71%, 09/25/32 (h)	515	495
Series K-A2-156, REMIC, 4.43%, 02/25/33 (h)	410	409
		2,720
Municipal 0.4%
American Municipal Power, Inc.
6.45%, 02/15/44	250	262
Bay Area Toll Authority
6.91%, 10/01/50	235	264
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	222
California, State of
7.55%, 04/01/39	240	285
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.99%, 11/01/38	160	138
3.09%, 11/01/40	260	209
Fulton, County of
5.15%, 07/01/39	325	336
Municipal Electric Authority of Georgia
6.66%, 04/01/57	324	350
Texas A&M University
3.33%, 05/15/39	250	217
Trustees of the California State University
2.80%, 11/01/41	350	260
		2,543
Sovereign 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.38%, 02/08/35	80	80
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	176
3.50%, 02/12/34	360	306
Government of the Province of Alberta
4.50%, 01/24/34	330	331
Government of the Province of British Columbia
4.20%, 07/06/33	303	298
Government of the Province of Manitoba
4.30%, 07/27/33	155	153
Ministerul Finantelor Publice
6.63%, 05/16/36 (i)	300	297
Urzad Rady Ministrow
5.50%, 03/18/54	180	165
		1,806
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2021-M1-DNA7, REMIC, 4.51%, (SOFR 30-Day Average + 0.85%), 11/25/41 (h)	15	15
Series 2025-A1-HQA1, REMIC, 4.61%, (SOFR 30-Day Average + 0.95%), 02/27/45 (h)	30	30
Freddie Mac STACR REMIC Trust 2025-DNA4
Series 2025-M1-DNA3, REMIC, 4.76%, (SOFR 30-Day Average + 1.10%), 09/25/45 (h)	117	116
Government National Mortgage Association
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	93
		254
Total Government And Agency Obligations (cost $115,091)		107,889
CORPORATE BONDS AND NOTES 11.9%
Financials 3.4%
AIB Group Public Limited Company
6.61%, 09/13/29 (i)	200	209
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (i)	195	197
American Express Company
4.92%, 07/20/33	45	45
American Honda Finance Corporation
4.55%, 07/09/27	275	275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
American International Group, Inc.
5.45%, 05/07/35	25	25
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (i)	200	181
Ares Capital Corporation
3.20%, 11/15/31 (j)	15	13
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (i)	245	260
Arthur J. Gallagher & Co.
4.85%, 12/15/29	40	40
Asurion LLC
8.00%, 12/31/32 (i)	201	209
Athene Global Funding
4.86%, 08/27/26 (i)	335	335
5.54%, 08/22/35 (i)	25	25
Banco Santander, S.A.
3.49%, 05/28/30	200	191
5.44%, 07/15/31	400	412
Bank of America Corporation
3.19%, 07/23/30	30	29
2.65%, 03/11/32	250	227
2.68%, 06/19/41	340	244
4.33%, 03/15/50	175	142
2.83%, 10/24/51	45	28
Bank of Montreal
4.44%, 01/14/32	145	143
Bank of New York Mellon Corporation, The
4.60%, 07/26/30	30	30
6.47%, 10/25/34	225	246
Banque Nationale Du Canada
5.60%, 12/18/28	385	397
Barclays PLC
2.28%, 11/24/27	200	197
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (i)	190	199
Bread Financial Payments, Inc.
6.75%, 05/15/31 (i)	265	263
CaixaBank, S.A.
6.84%, 09/13/34 (i)	230	250
Capital One Financial Corporation
3.65%, 05/11/27	240	238
Caterpillar Financial Services Corporation
5.00%, 05/14/27	385	389
Charles Schwab Corporation, The
4.91%, 11/14/36	255	248
Chubb Ina Holdings LLC
4.35%, 11/03/45	100	84
Citigroup Inc.
6.17%, 05/25/34	135	140
CNA Financial Corporation
5.20%, 08/15/35	25	24
CNO Global Funding
2.65%, 01/06/29 (b) (i)	445	420
Corebridge Financial, Inc.
4.40%, 04/05/52	415	321
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	228
Danske Bank A/S
5.71%, 03/01/30 (i)	200	206
Enact Holdings, Inc.
6.25%, 05/28/29	43	44
Encore Capital Group, Inc.
6.63%, 04/15/31 (i)	220	219
Fidelity National Information Services, Inc.
4.80%, 03/10/31	165	164
Fifth Third Bancorp
6.34%, 07/27/29	55	57
4.90%, 09/06/30	95	95
4.57%, 04/29/32	170	167
FirstCash, Inc.
6.88%, 03/01/32 (i)	129	131
Fiserv, Inc.
3.20%, 07/01/26	110	110
3.50%, 07/01/29	30	29
5.45%, 03/15/34	245	244
5.25%, 08/11/35 (b)	155	151
Ford Motor Credit Company LLC
7.12%, 11/07/33	200	210
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	312
4.90%, 10/06/29	10	10
Global Payments Inc.
3.20%, 08/15/29	30	28
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	550	548
5.22%, 04/23/31	65	66
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34	20	20
HSBC Holdings PLC
2.21%, 08/17/29	200	190
7.40%, 11/13/34	200	221
Intercontinental Exchange, Inc.
5.25%, 06/15/31	175	181
John Deere Capital Corporation
4.50%, 01/08/27	395	396
JPMorgan Chase & Co.
3.63%, 12/01/27	300	296
5.30%, 07/24/29	355	362
5.00%, 07/22/30	60	61
4.90%, 01/22/37	365	357
Manufacturers and Traders Trust Company
4.76%, 07/06/28	250	251
MassMutual Global Funding II
5.10%, 04/09/27 (i)	330	333
MET Tower Global Funding
4.00%, 01/14/29 (i)	150	148
Morgan Stanley
3.13%, 07/27/26	275	273
5.66%, 04/18/30	330	339
5.04%, 07/19/30	30	30
3.22%, 04/22/42	300	226
Nationwide Building Society
1.50%, 10/13/26 (i)	380	375
New York Life Global Funding
4.05%, 02/02/29 (i)	340	338
Northern Trust Corporation
4.15%, 11/19/30	170	169
OneMain Finance Corporation
6.50%, 03/15/33	221	211
Osaic Holdings, Inc.
6.75%, 08/01/32 (i)	210	210
PACCAR Financial Corp.
5.20%, 11/09/26	350	353
Pacific Life Global Funding II
4.38%, 02/03/31 (i)	290	288
Pricoa Global Funding I
4.35%, 11/25/30 (i)	365	361
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	20	21
RGA Global Funding
4.35%, 08/25/28 (i)	80	80
5.45%, 05/24/29 (i)	190	194
5.00%, 08/25/32 (i)	25	25
Royal Bank of Canada
4.97%, 08/02/30	30	30
Saks Global Enterprises LLC
0.00%, 12/15/29 (a) (i) (k)	225	1
Sammons Financial Group, Inc.
4.80%, 12/12/30 (i)	140	139
Santander Holdings USA, Inc.
2.49%, 01/06/28 (b)	190	187
6.57%, 06/12/29	25	26
Santander UK Group Holdings PLC
2.47%, 01/11/28	200	197
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (i)	335	338
Standard Chartered PLC
2.61%, 01/12/28 (i)	200	197
State Street Corporation
5.16%, 05/18/34	205	208

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (i)	400	321
The PNC Financial Services Group, Inc.
5.37%, 07/21/36	30	30
Toronto-Dominion Bank, The
4.99%, 04/05/29	330	335
Toyota Motor Credit Corporation
4.05%, 09/05/28	230	229
U.S. Bancorp
5.10%, 07/23/30	30	31
Wells Fargo & Company
2.39%, 06/02/28	155	151
6.30%, 10/23/29	210	219
5.61%, 04/23/36	55	56
3.07%, 04/30/41	545	409
Westpac New Zealand Limited
5.20%, 02/28/29 (i)	225	230
Willis North America Inc.
4.50%, 09/15/28	195	195
		19,533
Energy 1.3%
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (i)	210	213
Chevron U.S.A. Inc.
4.30%, 10/15/30	190	190
Columbia Pipelines Holding Company LLC
5.00%, 11/17/32 (i)	275	274
Crescent Energy Finance LLC
8.38%, 01/15/34 (i)	219	229
Diamondback Energy, Inc.
3.50%, 12/01/29	25	24
Enbridge Inc.
4.25%, 12/01/26	275	275
4.20%, 11/20/28	180	179
6.20%, 11/15/30	40	42
5.63%, 04/05/34	90	93
8.25%, 01/15/84	195	206
Energy Transfer LP
6.55%, 12/01/33	100	108
5.35%, 01/15/36	160	159
6.50%, 02/01/42 - 02/15/56	145	145
6.75%, 02/15/56	120	119
Enterprise Products Operating LLC
4.60%, 01/11/27 - 01/15/31	680	681
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (i)	200	209
HF Sinclair Corporation
5.75%, 01/15/31	39	40
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (i)	226	225
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (i)	230	236
MPLX LP
4.80%, 02/15/31	180	180
Occidental Petroleum Corporation
8.88%, 07/15/30	25	28
5.38%, 01/01/32	150	152
ONEOK, Inc.
4.40%, 10/15/29	10	10
6.05%, 09/01/33	20	21
5.40%, 10/15/35	330	328
Ovintiv Canada ULC
6.25%, 07/15/33	20	21
Patterson-UTI Energy, Inc.
7.15%, 10/01/33	20	21
PBF Holding Company LLC
9.88%, 03/15/30 (i)	25	27
7.88%, 09/15/30 (i)	205	210
Permian Resources Operating, LLC
7.00%, 01/15/32 (i)	195	202
Phillips 66
5.88%, 05/01/42	25	25
Plains All American Pipeline, L.P.
5.95%, 06/15/35	25	26
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	55
Schlumberger Holdings Corporation
3.90%, 05/17/28 (i)	20	20
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55	410	426
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	50	50
Sunoco LP
7.88%, (100, 09/18/30) (i) (l)	216	219
Targa Resources Corp.
6.50%, 03/30/34	25	27
5.50%, 02/15/35	85	86
Targa Resources Partners LP
5.00%, 01/15/28	136	136
Totalenergies Capital USA, LLC
4.57%, 01/13/33	245	242
TotalEnergies SE
5.64%, 04/05/64	30	29
USA Compression Finance Corp.
6.25%, 10/01/33 (i)	217	216
Venture Global Plaquemines LNG, LLC
6.75%, 01/15/36 (i)	35	37
Weatherford International Ltd.
6.75%, 10/15/33 (i)	210	213
Williams Companies, Inc., The
4.63%, 06/30/30	110	110
5.15%, 03/15/34	55	55
Williams Partners L.P.
5.10%, 09/15/45	175	158
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	473
5.40%, 05/19/30	25	26
		7,476
Health Care 1.2%
1261229 B.C. Ltd.
10.00%, 04/15/32 (i)	200	205
AbbVie Inc.
3.20%, 05/14/26	300	300
4.25%, 11/21/49	195	158
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	245
Banner Health
1.90%, 01/01/31	70	62
Baxter International Inc.
3.95%, 04/01/30	25	24
Bayer US Finance LLC
6.38%, 11/21/30 (i)	200	211
Cencora, Inc.
4.60%, 02/13/33	45	44
Centene Corporation
2.45%, 07/15/28	30	28
3.38%, 02/15/30	260	235
Cigna Group, The
4.90%, 12/15/48	285	247
CommonSpirit Health
2.78%, 10/01/30	75	69
Community Health Systems, Inc.
9.75%, 01/15/34 (i)	212	220
CVS Health Corporation
5.40%, 06/01/29	85	87
3.25%, 08/15/29	30	29
5.00%, 09/15/32	35	35
4.13%, 04/01/40	10	8
5.05%, 03/25/48	475	408
Eli Lilly and Company
4.90%, 10/15/35	330	330
Genmab A/S
7.25%, 12/15/33 (i)	218	227
HCA Inc.
5.25%, 03/01/30	30	31
Health Care Service Corporation, A Mutual Legal Reserve Company
5.45%, 06/15/34 (i)	120	120

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Heartland Dental, LLC
10.50%, 04/30/28 (i)	78	80
Herbalife International, Inc.
4.88%, 06/01/29 (i)	250	233
Humana Inc.
5.95%, 03/15/34	165	168
IQVIA Inc.
6.25%, 02/01/29	90	94
6.25%, 06/01/32 (i)	215	218
Mars, Incorporated
4.80%, 03/01/30 (i)	20	20
Medline Borrower, LP
6.25%, 04/01/29 (i)	20	20
Northwell Health, Inc.
3.98%, 11/01/46	175	136
Pfizer Inc.
4.50%, 11/15/32	260	258
Providence St. Joseph Health
3.93%, 10/01/48	550	415
Revvity, Inc.
1.90%, 09/15/28	210	197
3.30%, 09/15/29	25	24
Solventum Corporation
5.40%, 03/01/29	78	80
Stanford Health Care
3.80%, 11/15/48	150	115
Tenet Healthcare Corporation
5.50%, 11/15/32 (i)	325	322
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	113
UnitedHealth Group Incorporated
4.70%, 04/15/29	190	192
5.50%, 07/15/44	30	29
2.90%, 05/15/50	270	168
5.20%, 04/15/63	20	17
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	256
Zoetis Inc.
4.15%, 08/17/28	315	314
		6,792
Communication Services 1.1%
Alphabet Inc.
4.50%, 05/15/35 (b)	30	30
4.80%, 02/15/36	200	199
5.35%, 11/15/45	10	10
AT&T Inc.
4.35%, 03/01/29	35	35
4.55%, 11/01/32	140	138
3.50%, 06/01/41	230	178
Black Pearl Compute LLC
6.13%, 02/15/31 (i)	77	78
CCO Holdings, LLC
7.38%, 03/01/31 (b) (i)	195	199
7.00%, 02/01/33 (i)	220	221
Charter Communications Operating, LLC
6.10%, 06/01/29	75	78
Comcast Corporation
2.65%, 02/01/30	70	66
3.90%, 03/01/38	200	172
5.50%, 05/15/64	150	133
Cox Communications, Inc.
5.45%, 09/01/34 (i)	100	96
Digicel International Finance Limited
8.63%, 08/01/32 (i)	210	213
DIRECTV Financing, LLC
8.88%, 02/01/30 (i)	284	282
EchoStar Corporation
10.75%, 11/30/29	205	221
Getty Images, Inc.
10.50%, 11/15/30 (i)	113	102
Gray Media, Inc.
7.25%, 08/15/33 (i)	85	86
Level 3 Financing, Inc.
6.88%, 06/30/33 (i)	255	259
7.00%, 03/31/34 (i)	126	129
Maya
7.00%, 04/15/32 (i)	250	250
Meta Platforms, Inc.
5.50%, 11/15/45	250	237
5.63%, 11/15/55	45	42
Midcontinent Communications
8.00%, 08/15/32 (i)	197	183
Nexstar Media Group, Inc.
7.25%, 04/15/34 (i)	243	244
NTT Finance Corporation
4.88%, 07/16/30 (i)	200	201
Orange
4.75%, 01/13/33 (i)	200	198
Rogers Communications Inc.
5.00%, 02/15/29	85	86
4.50%, 03/15/42	315	266
Sinclair Television Group, Inc.
8.13%, 02/15/33 (i)	135	138
Telefonica Europe B.V.
8.25%, 09/15/30	20	23
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	10	11
T-Mobile USA, Inc.
6.70%, 12/15/33	25	28
5.75%, 01/15/34	220	230
4.95%, 11/15/35	240	236
5.00%, 02/15/36	100	98
Verizon Communications Inc.
4.75%, 01/15/33	155	153
4.00%, 03/22/50	150	114
VZ Secured Financing B.V.
7.50%, 01/15/33 (i)	215	203
Windstream Services, LLC
8.25%, 10/01/31 (i)	145	152
7.50%, 10/15/33 (i)	141	146
Wulf Compute LLC
7.75%, 10/15/30 (i)	215	227
		6,391
Consumer Discretionary 1.1%
Amazon.com, Inc.
4.65%, 11/20/35	330	324
5.65%, 03/13/46	180	180
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (i)	240	183
AutoZone, Inc.
5.05%, 07/15/26	315	316
Avianca MidCo 2 PLC
9.63%, 02/14/30 (i)	400	372
Azul Secured Finance LLP
9.88%, 02/15/31 (i)	200	176
BorgWarner Inc.
4.95%, 08/15/29	20	20
Caesars Entertainment, Inc.
6.00%, 10/15/32 (b) (i)	65	60
Carvana Co.
9.00%, 06/01/30 - 06/01/31 (i) (m) (n)	112	119
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (i)	188	194
General Motors Company
6.60%, 04/01/36	25	27
Hilton Domestic Operating Company Inc.
5.75%, 09/15/33 (i)	215	214
Hyundai Capital America
1.65%, 09/17/26 (i)	245	242
6.50%, 01/16/29 (i)	70	73
5.35%, 03/19/29 (i)	30	31
5.40%, 06/23/32 (i)	20	20
K. Hovnanian Enterprises, Inc.
8.38%, 10/01/33 (i)	210	207
Las Vegas Sands Corp.
3.90%, 08/08/29	25	24
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (i)	190	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
LGI Homes, Inc.
8.75%, 12/15/28 (i)	195	199
Lowe`s Companies, Inc.
4.45%, 04/01/62	165	125
Marriott International, Inc.
4.65%, 12/01/28	305	306
Mattel, Inc.
5.45%, 11/01/41	25	23
Odeon Finco PLC
12.75%, 11/01/27 (i)	210	217
O'Reilly Automotive, Inc.
5.75%, 11/20/26	60	60
3.60%, 09/01/27	150	149
5.00%, 08/19/34	250	247
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (i)	20	20
Six Flags Operations Inc.
7.25%, 05/15/31 (b) (i)	225	217
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	455	460
TJX Companies, Inc., The
1.60%, 05/15/31	155	136
Univision Communications Inc.
9.38%, 08/01/32 (i)	155	160
Volkswagen Group of America Finance, LLC
6.45%, 11/16/30 (i)	400	423
Voyager Parent, LLC
9.25%, 07/01/32 (i)	265	275
Warnermedia Holdings, Inc.
5.05%, 03/15/42	219	146
		6,141
Industrials 0.9%
Bombardier Inc.
7.25%, 07/01/31 (i)	195	204
Canadian National Railway Company
5.85%, 11/01/33	215	229
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	103
2.88%, 11/15/29	210	200
3.50%, 05/01/50	180	127
CNH Industrial Capital LLC
4.50%, 10/08/27	25	25
4.38%, 03/07/31	250	244
CRH America Finance, Inc.
5.50%, 01/09/35	350	358
Deluxe Corporation
8.13%, 09/15/29 (i)	200	208
Element Fleet Management Corp.
4.64%, 11/24/30 (i)	170	168
ESAB Corporation
5.63%, 04/01/31 (i)	245	247
FedEx Corporation
3.10%, 08/05/29	30	29
GE Vernova Inc.
4.88%, 02/04/36	220	218
Herc Holdings Inc.
6.00%, 03/15/34 (i)	225	217
Honeywell Aerospace Inc.
5.73%, 03/16/56 (i)	170	168
Howmet Aerospace Inc.
6.75%, 01/15/28	20	21
JetBlue Airways Corporation
9.88%, 09/20/31 (i)	135	128
LATAM Airlines Group S.A.
7.88%, 04/15/30 (i)	250	253
7.63%, 01/07/31 (i)	70	71
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (i)	222	222
Onesky Flight, LLC
8.88%, 12/15/29 (i)	195	201
Owens Corning
5.70%, 06/15/34 (b)	115	119
Parker-Hannifin Corporation
3.25%, 06/14/29	25	24
Paychex, Inc.
5.35%, 04/15/32	25	25
Quikrete Holdings, Inc.
6.75%, 03/01/33 (i)	200	202
Regal Rexnord Corporation
6.05%, 04/15/28 (j)	20	21
RTX Corporation
3.13%, 07/01/50	45	30
RXO Inc
6.38%, 05/15/31 (i)	224	215
TransDigm Inc.
6.00%, 01/15/33 (i)	142	142
Tyco Electronics Group S.A.
4.88%, 02/09/36	135	133
Uber Technologies, Inc.
4.80%, 09/15/35	130	126
5.35%, 09/15/54	60	55
Waste Connections, Inc.
2.20%, 01/15/32	145	127
Waste Management, Inc.
4.88%, 02/15/34	250	253
		5,113
Utilities 0.7%
Ameren Corporation
5.70%, 12/01/26	215	217
American Electric Power Company, Inc.
5.20%, 01/15/29	310	316
Boston Gas Company
5.84%, 01/10/35 (i)	30	31
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	50
3.70%, 01/15/39 (i)	50	42
CMS Energy Corporation
3.00%, 05/15/26	100	100
Constellation Energy Generation, LLC
4.40%, 01/15/31	135	134
DTE Energy Company
4.95%, 07/01/27	60	60
Duke Energy Corporation
4.95%, 09/15/35	90	88
Duke Energy Indiana, LLC
4.95%, 03/15/36	20	20
Edison International
8.13%, 06/15/53	160	163
7.88%, 06/15/54	150	153
Enel Finance International N.V.
2.13%, 07/12/28 (i) (m)	200	190
Eversource Energy
5.85%, 04/15/31	30	31
FirstEnergy Corp.
2.65%, 03/01/30	25	23
FirstEnergy Transmission, LLC
5.00%, 01/15/35	95	94
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (i)	210	209
New York State Electric & Gas Corporation
5.30%, 08/15/34 (i)	120	122
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (m)	25	25
4.40%, 03/01/31	340	337
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (i)	100	100
5.11%, 01/12/36 (i)	205	201
NiSource Finance Corp.
3.95%, 03/30/48	150	112
PG&E Company
2.10%, 08/01/27	135	131
5.00%, 06/04/28	30	30
6.40%, 06/15/33	5	5
Public Service Company of Oklahoma
5.20%, 01/15/35	30	30
Sempra
5.25%, 03/15/36	35	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Southern California Edison Company
5.15%, 06/01/29	240	243
Southern Company Gas Capital Corporation
4.95%, 09/15/34	265	261
Talen Energy Supply, LLC
6.50%, 02/01/36 (i)	226	228
The Southern Company
5.70%, 03/15/34	165	171
6.00%, 04/01/58	219	220
Vistra Corp.
8.00%, (100, 10/15/26) (i) (l)	197	199
		4,370
Real Estate 0.7%
Alexandria Real Estate Equities, Inc.
5.25%, 03/15/36	345	337
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (i)	269	269
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	273
4.85%, 02/15/33	35	34
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (i)	189	185
CBRE Services, Inc.
5.50%, 04/01/29	65	67
4.90%, 01/15/33	60	59
Crown Castle Inc.
4.90%, 09/01/29	25	25
2.25%, 01/15/31	185	164
2.10%, 04/01/31	255	223
Essex Portfolio, L.P.
3.38%, 04/15/26	525	525
Extra Space Storage LP
4.95%, 01/15/33	65	64
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (i)	20	19
GLP Financing, LLC
3.25%, 01/15/32	25	22
Healthpeak OP, LLC
2.13%, 12/01/28	85	80
5.38%, 02/15/35	25	25
Invitation Homes Operating Partnership LP
4.88%, 02/01/35	25	24
Kilroy Realty, L.P.
5.88%, 10/15/35	20	19
ProLogis, L.P.
4.00%, 09/15/28	410	408
Public Storage Operating Company
1.95%, 11/09/28	125	118
Realty Income Corporation
2.20%, 06/15/28	75	72
Regency Centers, L.P.
3.60%, 02/01/27	100	99
Simon Property Group, L.P.
2.65%, 02/01/32	350	312
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	169
VICI Properties Inc.
4.13%, 08/15/30 (i)	25	24
VICI Properties L.P.
5.63%, 05/15/52	460	411
W.P. Carey Inc.
3.85%, 07/15/29	150	147
		4,174
Information Technology 0.7%
Accenture Capital Inc.
4.05%, 10/04/29	25	25
Amphenol Corporation
5.05%, 04/05/29	105	107
ArcelorMittal
6.55%, 11/29/27	25	26
Booz Allen Hamilton Inc.
5.95%, 04/15/35	30	30
Broadcom Inc.
5.05%, 07/12/29	400	408
4.60%, 01/15/33	90	89
Cadence Design Systems, Inc.
4.20%, 09/10/27	20	20
4.30%, 09/10/29	110	110
Cloud Software Group, Inc.
8.25%, 06/30/32 (i)	215	203
Foundry JV Holdco LLC
6.15%, 01/25/32 (i)	200	209
Gartner, Inc.
5.60%, 11/20/35	30	28
Intel Corporation
4.00%, 08/05/29	20	20
4.80%, 10/01/41	30	26
Kioxia Holdings Corporation
6.63%, 07/24/33 (i)	110	113
Leidos, Inc.
2.30%, 02/15/31 (j)	30	27
McAfee Corp.
7.38%, 02/15/30 (i)	270	223
Microsoft Corporation
2.92%, 03/17/52	100	64
Motorola Solutions, Inc.
5.00%, 04/15/29	95	96
5.60%, 06/01/32	25	26
NXP B.V.
3.15%, 05/01/27	35	35
4.30%, 08/19/28	50	50
Oak-Eagle Acquireco, Inc.
8.75%, 07/01/34 (i)	245	257
Oracle Corporation
6.15%, 11/09/29	25	26
5.20%, 09/26/35	250	234
3.60%, 04/01/40	20	14
5.38%, 07/15/40	255	225
6.90%, 11/09/52	140	132
Qorvo, Inc.
4.38%, 10/15/29	66	65
Roper Technologies, Inc.
3.80%, 12/15/26	375	374
Salesforce, Inc.
2.70%, 07/15/41	350	239
VMware LLC
1.40%, 08/15/26	320	317
		3,818
Consumer Staples 0.5%
Altria Group, Inc.
5.80%, 02/14/39	200	201
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	280
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (i)	300	301
B.A.T Capital Corporation
5.83%, 02/20/31	65	68
4.39%, 08/15/37	295	268
Conagra Brands, Inc.
5.75%, 08/01/35	25	25
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (i)	105	92
ION Platform Finance S.a r.l.
7.88%, 09/30/32 (i)	224	174
Kenvue Inc.
5.10%, 03/22/43	25	24
Keurig Dr Pepper Inc.
4.60%, 05/15/30	25	25
Kraft Heinz Foods Company
5.00%, 06/04/42	30	26
Kroger Co., The
5.00%, 09/15/34	70	69
McCormick & Company, Incorporated
4.15%, 02/15/29	110	109
Mondelez International, Inc.
4.75%, 02/20/29	365	369
Nestle Holdings, Inc.
4.85%, 03/14/33 (i)	250	254

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
RELX Capital Inc.
4.75%, 03/27/30	25	25
3.00%, 05/22/30	95	90
Transurban Finance Company Pty Ltd.
2.45%, 03/16/31 (i)	145	131
United Rentals (North America), Inc.
6.00%, 12/15/29 (i)	20	20
Williams Scotsman, Inc.
7.38%, 10/01/31 (i)	266	273
		2,824
Materials 0.3%
Amcor Flexibles North America, Inc.
5.10%, 03/17/30	25	25
Antofagasta PLC
5.63%, 09/09/35 (c)	200	199
BHP Billiton Finance (USA) Limited
4.75%, 02/28/28	25	25
Celanese US Holdings LLC
7.38%, 02/15/34	251	257
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	286
First Quantum Minerals Ltd.
8.63%, 06/01/31 (i)	249	257
Freeport-McMoRan Inc.
4.13%, 03/01/28	25	25
5.45%, 03/15/43	36	34
Ivanhoe Mines Ltd.
7.88%, 01/23/30 (i)	250	253
Martin Marietta Materials, Inc.
5.50%, 12/01/54	350	330
Sherwin-Williams Company, The
5.15%, 08/15/35	30	30
Suzano Netherlands B.V.
5.50%, 01/15/36	140	135
		1,856
Total Corporate Bonds And Notes (cost $70,770)		68,488
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.5%
Affirm Master Trust
Series 2026-A-2A, 4.67%, 04/16/29	100	100
Series 2025-A-2A, REMIC, 4.67%, 07/15/33	270	271
AGL CLO 10 Ltd.
Series 2021-A1R2-10A, 4.83%, (3 Month Term SOFR + 1.17%), 04/15/39 (h)	250	249
AGL CLO 13 Ltd.
Series 2021-A1R-13A, 4.77%, (3 Month Term SOFR + 1.10%), 10/20/34 (h)	380	380
Ally Bank
Series 2025-A2-A, 4.45%, 06/15/29	185	185
Series 2025-A2-B, 4.31%, 09/15/33	208	208
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	263	244
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (h)	64	57
Apex Credit CLO 13, Ltd.
Series 2025-A1-13A, 5.02%, (3 Month Term SOFR + 1.35%), 01/24/39 (h)	250	250
ARI Fleet Lease Trust 2026-A
Series 2026-A2-A, 3.96%, 09/15/28	100	100
Series 2026-A3-A, 4.09%, 01/15/30	100	99
Avis Budget Rental Car Funding (AESOP) LLC
Series 2025-A-3A, 4.17%, 02/20/29	100	99
Bank 2025-BNK51
Series 2025-A5-BNK51, REMIC, 5.29%, 12/16/67	40	40
Bank5 2024-5YR12
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (h)	220	228
Bank5 2024-5YR8
Series 2024-AS-5YR8, REMIC, 6.38%, 07/17/29 (h)	90	94
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	67	61
Barings CLO Ltd.2021-III
Series 2021-B1R-3A, 5.30%, (3 Month Term SOFR + 1.63%), 01/18/35 (h)	250	249
Battalion CLO XXV Ltd.
Series 2024-BR-25A, 0.00%, (3 Month Term SOFR + 1.75%), 03/13/37 (h)	275	275
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 4.76%, (SOFR 30-Day Average + 1.10%), 12/26/31 (h)	82	82
BBCMS Mortgage Trust 2024-5C27
Series 2024-A3-5C27, REMIC, 6.01%, 06/15/29	45	47
Benchmark 2023-B39 Mortgage Trust
Series 2023-A5-B39, REMIC, 5.75%, 06/15/33	265	276
Benchmark 2024-V8 Mortgage Trust
Series 2024-A3-V8, REMIC, 6.19%, 06/15/29 (h)	145	151
Benchmark 2025-B41 Mortgage Trust
Series 2025-A5-B41, REMIC, 5.41%, 08/17/35	100	102
Benchmark 2025-V16 Mortgage Trust
Series 2025-A3-V16, REMIC, 5.44%, 07/15/30	375	384
Benchmark 2025-V19 Mortgage Trust
Series 2025-A3-V19, REMIC, 5.25%, 12/16/30	10	10
Benchmark 2026-B42 Mortgage Trust
Series 2026-A5-B42, REMIC, 5.10%, 03/17/59	125	124
Benchmark 2026-V21 Mortgage Trust
Series 2026-A3-V21, REMIC, 5.13%, 03/17/31	450	455
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	11	11
Bridgecrest Lending Auto Securitization Trust 2026-1
Series 2026-A3-1, 4.04%, 10/15/27	70	70
BX Commercial Mortgage Trust 2026-CSMO
Series 2026-A-CSMO, REMIC, 5.07%, (1 Month Term SOFR + 1.40%), 02/15/31 (h)	290	290
BX Trust 2021-LGCY
Series 2021-C-LGCY, 4.79%, (1 Month Term SOFR + 1.12%), 10/15/36 (h)	295	295
BX Trust 2025-VOLT
Series 2025-A-VOLT, REMIC, 5.37%, (1 Month Term SOFR + 1.70%), 12/16/30 (h)	230	229
CarMax Auto Owner Trust 2023-3
Series 2023-B-3, 5.47%, 02/15/29	80	81
CarMax Auto Owner Trust 2024-1
Series 2024-B-1, 5.17%, 12/15/27	15	15
CarMax Auto Owner Trust 2025-4
Series 2025-A4-4, 4.08%, 06/16/31	65	65
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	195
Carvana Auto Receivables Trust 2024-N1
Series 2024-B-N1, 5.63%, 01/11/27	30	30
Carvana Auto Receivables Trust 2024-P4
Series 2024-A3-P4, 4.64%, 04/10/28	65	65
Series 2024-A4-P4, 4.74%, 09/10/29	110	111
Carvana Auto Receivables Trust 2025-P2
Series 2025-A4-P2, 4.75%, 11/10/29	120	121
Carvana Auto Receivables Trust 2026-P1
Series 2026-B-P1, 4.76%, 07/10/32	80	79
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 4.92%, (1 Month Term SOFR + 5.09%), 07/12/30 (h) (o)	320	319
Clarus Capital Funding 2024-1 LLC
Series 2024-A2-1A, 4.71%, 05/20/27	77	77
COLT 2025-8 Mortgage Loan Trust
Series 2025-A1-8, REMIC, 5.48%, 08/25/70 (m)	155	156
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	285	277
Deephaven Residential Mortgage Trust 2026-INV1
Series 2026-A1-INV1, REMIC, 4.80%, 01/25/30 (h) (m)	98	97
Dext ABS 2025-2, LLC
Series 2025-A3-2, 4.23%, 04/15/36	100	100
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	40	39

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
EFMT 2025-INV1
Series 2025-A1-INV1, REMIC, 5.63%, 03/25/70 (m)	88	88
Series 2025-A1-INV5, REMIC, 5.08%, 12/25/70 (h) (m)	97	97
EFMT 2025-NQM6
Series 2025-A1-NQM6, REMIC, 5.00%, 12/25/70 (h) (m)	97	97
EFMT 2026-NQM1
Series 2026-A1F-NQM1, REMIC, 4.87%, (SOFR 30-Day Average + 1.15%), 02/25/71 (h) (m) (o)	99	99
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-B-A, 6.53%, 11/25/30	45	46
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	7	7
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 10/25/65 (h)	41	39
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	45	38
Elmwood CLO 20 Ltd.
Series 2022-AR2-7A, 4.83%, (3 Month Term SOFR + 1.20%), 01/20/39 (h)	250	249
Enterprise Fleet Financing 2024-4, LLC
Series 2024-A2-4, 4.69%, 01/20/27	31	31
Series 2024-A4-4, 4.70%, 08/20/29	75	76
Enterprise Fleet Financing 2025-3, LLC
Series 2025-A3-3, 4.46%, 04/20/29	145	146
Exeter Automobile Receivables Trust 2025-4
Series 2025-B-4A, 4.40%, 02/15/28	115	115
Exeter Automobile Receivables Trust 2025-5
Series 2025-A3-5A, 4.24%, 10/15/27	15	15
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-A3-2, 4.43%, 06/15/28	75	75
FIGRE Trust 2026-HF3
Series 2026-A1A-HF3, REMIC, 5.07%, (1 Month Term SOFR + 1.40%), 03/27/56 (h)	150	150
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	288
Fortress Credit BSL XIX Ltd.
Series 2023-A1R-2A, 5.02%, (3 Month Term SOFR + 1.35%), 07/24/36 (h)	420	419
GCAT 2025-NQM4 Trust
Series 2025-A1-NQM4, REMIC, 0.00%, 06/25/70 (m) (o)	197	197
Grace Trust
Series 2020-C-GRCE, REMIC, 2.77%, 12/12/30 (h)	150	132
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.90%, 11/25/41 (h) (o)	61	52
GS Mortgage-Backed Securities Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.14%, 08/25/29 (m)	151	151
Halseypoint CLO 6 Ltd.
Series 2022-A1R-6A, 5.02%, (3 Month Term SOFR + 1.35%), 01/20/38 (h)	250	250
HOMES 2025-NQM4 Trust
Series 2025-A1-NQM4, REMIC, 5.22%, 08/25/70 (m)	210	210
HOMES 2026-AFC1 Trust
Series 2026-A1-AFC1, REMIC, 4.85%, 02/25/30 (h) (m)	183	181
Huntington National Bank, The
Series 2025-B-1, 4.96%, 04/20/29	163	164
Series 2026-B1-1, 4.50%, 02/20/34	250	249
Hyundai Auto Receivables Trust 2026-A
Series 2026-B-A, 4.10%, 03/15/30	45	45
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
Series 2016-A-NINE, REMIC, 2.85%, 09/09/26 (h)	155	154
J.P. Morgan Mortgage Trust 2019-HYB1
Series 2019-B4-HYB1, REMIC, 5.08%, 12/25/28 (h)	114	113
J.P. Morgan Mortgage Trust 2025-DSC2
Series 2025-A1-DSC2, REMIC, 5.20%, 08/25/29 (h) (m)	119	119
J.P. Morgan Mortgage Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.50%, 07/25/29 (h) (m)	318	319
Jamestown CLO XV Ltd.
Series 2020-A1R2-15A, 4.72%, (3 Month Term SOFR + 1.05%), 07/15/35 (h)	255	255
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	425
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-A-11MD, REMIC, 4.44%, 10/18/30 (h) (o)	100	99
MARQ Trust 2024-HOU
Series 2024-A-HOU, REMIC, 5.26%, (1 Month Term SOFR + 1.59%), 06/15/26 (h)	100	100
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.89%, 09/25/29 (h) (o)	84	81
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Series 2025-A5-C35, REMIC, 5.63%, 07/17/35	135	140
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	64	53
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC2
Series 2025-A1-DSC2, REMIC, 5.44%, 07/25/70 (m)	94	95
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.44%, 07/25/70 (m)	86	86
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	9	9
Navient Private Education REFI Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	19	19
Navient Refinance Loan Trust 2026-A
Series 2026-A-A, 4.50%, 04/16/35	100	99
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-A-1, 4.18%, 09/27/27	55	55
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 4.54%, (1 Month Term SOFR + 0.85%), 03/26/68 (h)	32	32
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	110	104
Neuberger Berman Loan Advisers NBLA CLO 52, Ltd.
Series 2022-A1R-48A, 4.76%, (3 Month Term SOFR + 1.09%), 04/25/36 (h)	390	389
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (h)	165	142
New Residential Mortgage Loan Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.53%, 08/25/30 (m)	79	79
New Residential Mortgage Loan Trust 2025-NQM4
Series 2025-A1-NQM4, REMIC, 5.35%, 07/25/65 (h) (m)	260	260
NMEF Funding 2026-A, LLC
Series 2026-A3-A, 4.20%, 01/15/29	100	99
NYC Commercial Mortgage Trust 2021-909
Series 2025-A-28L, REMIC, 4.82%, 11/05/28 (h)	100	99
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	11	10
Series 2019-2A2-EXP3, REMIC, 4.89%, (1 Month Term SOFR + 1.21%), 09/25/59 (h)	2	2
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	43	39
Series 2020-2A2-EXP1, REMIC, 4.74%, (1 Month Term SOFR + 1.06%), 01/26/60 (h)	8	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
OBX 2025-NQM15 Trust
Series 2025-A1F-NQM15, REMIC, 4.82%, (SOFR 30-Day Average + 1.15%), 07/25/65 (h) (m)	81	81
Series 2025-A1-NQM15, REMIC, 5.14%, 07/25/65 (m)	81	81
OBX 2026-R1 Trust
Series 2026-A1-R1, REMIC, 4.88%, 01/25/63 (h) (m)	180	178
Octane Receivables Trust 2024-RVM1
Series 2024-A-RVM1, 5.01%, 01/22/46	55	56
P11 Commercial Mortgage Trust 2025-P11
Series 2025-A-P11, REMIC, 5.52%, 08/12/30 (h)	235	238
Palmer Square CLO 2021-2 Ltd.
Series 2021-AR1-2A, 4.92%, (3 Month Term SOFR + 1.25%), 04/15/38 (h)	255	255
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	184	185
PEAC Solutions Receivables 2026-1 LLC
Series 2026-A3-1A, 4.39%, 07/20/29	90	90
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	16	16
Progress Residential 2025-SFR5 Trust
Series 2025-A-SFR5, REMIC, 3.85%, 10/17/42	100	96
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (h)	147	133
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (m)	72	72
Regatta XVI Funding Ltd.
Series 2019-A1R2-2A, 4.83%, (3 Month Term SOFR + 1.19%), 04/15/39 (h)	250	249
Rockford Tower CLO 2022-1 Ltd.
Series 2022-A1R-1A, 4.87%, (3 Month Term SOFR + 1.20%), 07/20/35 (h)	390	390
Santander Drive Auto Receivables Trust 2026-1
Series 2026-A3-1, 3.93%, 07/17/28	75	75
Series 2026-B-1, 4.07%, 01/16/29	110	109
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	51	52
Series 2025-A3-1A, 5.11%, 11/21/33	115	117
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	165	169
Series 2026-A2-1A, 6.67%, 01/30/56	255	252
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	166	155
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-A-2A, 4.72%, 04/20/44	65	65
Signal Peak CLO 10 Ltd.
Series 2021-A1R-10A, 4.86%, (3 Month Term SOFR + 1.19%), 01/25/38 (h)	310	309
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	24	23
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	111	103
SMB Private Education Loan Trust 2026-A
Series 2026-A1A-A, 4.68%, 10/15/37	315	313
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	11	11
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	11	11
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-B-BA, 4.47%, 07/20/29	50	50
Symphony CLO 37 Ltd.
Series 2022-AR2-37A, 4.80%, (3 Month Term SOFR + 1.13%), 01/20/37 (h)	250	249
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (h)	34	33
Towd Point Mortgage Trust 2024-2
Series 2024-A1B-2, REMIC, 4.87%, 09/25/41 (h)	387	392
Towd Point Mortgage Trust 2026-1
Series 2026-A1A-1, REMIC, 4.10%, 02/25/43 (h)	99	98
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	40	40
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	38	39
Verdant Receivables 2025-1 LLC
Series 2025-B-1A, 5.37%, 05/12/33	100	100
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	29	26
Verus Securitization Trust 2024-INV1
Series 2024-A2-INV1, REMIC, 6.32%, 03/25/69 (h) (m)	120	120
Verus Securitization Trust 2025-7
Series 2025-A1F-7, REMIC, 4.87%, (SOFR 30-Day Average + 1.20%), 08/25/70 (h) (m)	164	164
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-A4-C54, REMIC, 3.15%, 11/19/29	100	95
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,202)		20,022
INVESTMENT COMPANIES 0.0%
Sprott Asset Management LP	2	36
T. Rowe Price Natural Resource ETF	5	176
Total Investment Companies (cost $207)		212
WARRANTS 0.0%
New Found Gold Corp. (a) (p)	2	—
Total Warrants (cost $0)		—
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Health Care 0.0%
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 04/23/31 (h)	—	—
Total Senior Floating Rate Instruments (cost $0)		—
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 3.53% (q) (r)	1,426	1,426
T. Rowe Price Government Reserve Fund, 3.66% (q) (r)	4,059	4,059
		5,485
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.63% (q) (r)	4,604	4,604
Total Short Term Investments (cost $10,089)		10,089
Total Investments 100.6% (cost $506,850)		578,314
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net (0.6)%		(3,284)
Total Net Assets 100.0%		575,050

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $3,847.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $27,097 and 4.7% of the Fund.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(k) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/T. Rowe Price Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,416	22,684	23,674	11	—	—	1,426	0.3
JNL Government Money Market Fund, 3.63% - Class SL	3,378	7,824	6,598	37	—	—	4,604	0.8
T. Rowe Price Government Reserve Fund, 3.66%	15,160	16,021	27,122	105	—	—	4,059	0.7
	20,954	46,529	57,394	153	—	—	10,089	1.8

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	07/01/25	381	426	0.1
Adyen N.V.	02/17/23	154	107	—
Alibaba Group Holding Limited	05/16/24	281	247	—
Amadeus IT Holding, S.A.	08/03/21	353	315	0.1
Antofagasta PLC, 5.63%, 09/09/35	09/02/25	199	199	—
BAWAG Group AG	10/17/25	310	360	0.1
Bridgepoint Group PLC	07/21/21	309	254	0.1
Digital Core REIT Management Pte. Ltd.	02/09/24	19	15	—
Headwater Exploration Inc.	11/17/25	38	53	—
Joint Stock Company Alrosa (Public Joint Stock Company)	10/08/19	65	—	—
Keyera Corp.	02/09/26	29	31	—
Kojamo Oyj	11/12/24	71	63	—
Lundin Gold Inc.	03/08/24	6	37	—
NAC Kazatomprom JSC	04/17/24	23	50	—
Orsted A/S	10/06/25	411	474	0.1
Public Joint Stock Company Polyus	06/10/20	27	—	—
SANY Heavy Industry Co., Ltd. - Class H	10/24/25	31	28	—
Siemens Healthineers AG	05/13/19	766	673	0.1
		3,473	3,332	0.6

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	2	June 2026	227	—	—
United States 2 Year Note	9	July 2026	1,881	—	(14)
United States 5 Year Note	56	July 2026	6,126	6	(67)
United States Ultra Bond	8	June 2026	943	2	(11)
				8	(92)
Short Contracts
United States Long Bond	(2)	June 2026	(229)	(1)	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.45 (Q)	0.59	1.00	12/20/30	(6,700)	119	13	(20)
CDX.NA.IG.46 (Q)	0.63	1.00	06/20/31	(500)	8	1	1
					127	14	(19)

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
NOK/USD	SSB	04/07/26	NOK	45	5	—
USD/ZAR	SSB	04/02/26	ZAR	(1,034)	(61)	(1)
					(56)	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	267,697	103,917	—	371,614
Government And Agency Obligations	—	107,889	—	107,889
Corporate Bonds And Notes	—	68,488	—	68,488
Non-U.S. Government Agency Asset-Backed Securities	—	20,022	—	20,022
Investment Companies	212	—	—	212
Warrants	—	—	—	—
Senior Floating Rate Instruments	—	—	—	—
Short Term Investments	10,089	—	—	10,089
	277,998	300,316	—	578,314
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
Centrally Cleared Credit Default Swap Agreements	—	1	—	1
Open Forward Foreign Currency Contracts	—	—	—	—
	1	1	—	2
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(92)	—	—	(92)
Centrally Cleared Credit Default Swap Agreements	—	(20)	—	(20)
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	(92)	(21)	—	(113)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Equity Fund
COMMON STOCKS 99.7%
Information Technology 31.6%
Advanced Micro Devices, Inc. (a)	100	20,385
Apple Inc.	214	54,308
Arista Networks, Inc. (a)	21	2,538
Aurora Innovations Inc. - Class A (a) (b)	1,048	4,317
Bentley Systems, Incorporated - Class B	151	5,318
Broadcom Inc.	91	28,251
Cadence Design Systems, Inc. (a)	6	1,773
Ciena Corporation (a)	5	1,790
KLA Corporation	3	4,997
Micron Technology, Inc.	19	6,269
Microsoft Corporation	176	65,070
NVIDIA Corporation	279	48,644
PTC Inc. (a)	141	20,079
SAP SE - ADR	18	3,022
Taiwan Semiconductor Manufacturing Company Limited - ADR	38	12,888
Tyler Technologies, Inc. (a)	1	358
Workday, Inc. - Class A (a)	43	5,634
		285,641
Health Care 20.0%
Abbott Laboratories	57	5,885
Alnylam Pharmaceuticals, Inc. (a)	22	7,177
Apogee Therapeutics, Inc. (a)	90	7,535
Arcellx Inc. (a)	25	2,844
Ascendis Pharma A/S - ADR (a)	49	11,130
Becton, Dickinson and Company	116	18,290
Biogen Inc. (a)	14	2,511
BioNTech SE - ADR (a)	42	3,692
Cencora, Inc.	62	19,478
CG Oncology, Inc. (a)	35	2,395
Cytokinetics, Incorporated (a)	153	10,077
Danaher Corporation	40	7,533
Dyne Therapeutics Inc. (a)	51	923
Eli Lilly and Company	14	12,964
Erasca, Inc. (a)	80	1,297
Gilead Sciences, Inc.	23	3,227
Kymera Therapeutics, Inc. (a)	18	1,527
Revvity, Inc.	158	13,875
Thermo Fisher Scientific Inc.	15	7,440
UnitedHealth Group Incorporated	68	18,398
Vaxcyte, Inc. (a)	66	3,808
Waters Corporation (a)	50	14,941
West Pharmaceutical Services, Inc.	14	3,414
		180,361
Consumer Discretionary 11.7%
Amazon.com, Inc. (a)	281	58,449
Booking Holdings Inc.	1	3,200
Chipotle Mexican Grill, Inc. (a)	39	1,233
DoorDash, Inc. - Class A (a)	42	6,327
Hilton Worldwide Holdings Inc.	11	3,399
Marriott International, Inc. - Class A	6	1,835
Nike, Inc. - Class B	30	1,604
Service Corporation International	21	1,729
Starbucks Corporation	142	12,756
Yum! Brands, Inc.	95	14,835
		105,367
Utilities 10.3%
Ameren Corporation	125	13,779
CenterPoint Energy, Inc.	727	31,382
Entergy Corporation	20	2,281
NiSource Inc.	625	29,154
PPL Corporation	298	11,393
WEC Energy Group Inc.	40	4,685
		92,674
Communication Services 8.3%
Alphabet Inc. - Class A	128	36,868
Alphabet Inc. - Class C	3	806
Meta Platforms, Inc. - Class A	63	35,945
Sphere Entertainment Co. - Class A (a)	4	1,324
		74,943
Financials 7.1%
Arthur J. Gallagher & Co.	29	6,181
BlackRock, Inc.	2	2,298
JPMorgan Chase & Co.	51	15,109
MasterCard Incorporated - Class A	26	13,019
MSCI Inc. - Class A	6	3,131
Ryan Specialty Group Holdings, Inc. - Class A	23	777
S&P Global Inc.	11	4,811
Visa Inc. - Class A	43	13,020
Willis Towers Watson Public Limited Company (b)	21	6,054
		64,400
Industrials 5.0%
Acuity Brands, Inc.	10	2,839
AMETEK, Inc.	5	1,096
Booz Allen Hamilton Holding Corporation - Class A	14	1,108
Equifax Inc.	19	3,340
General Electric Company	27	7,696
Ingersoll Rand Inc.	154	12,361
ITT Inc.	10	1,826
Otis Worldwide Corporation	28	2,135
Republic Services, Inc.	10	2,147
SPX Technologies, Inc. (a)	16	3,194
TransDigm Group Incorporated	3	2,917
Veralto Corporation	39	3,486
Waste Connections, Inc.	7	1,096
		45,241
Consumer Staples 3.5%
Keurig Dr Pepper Inc.	830	21,861
Philip Morris International Inc.	26	4,288
US Foods Holding Corp. (a)	61	5,657
		31,806
Energy 2.1%
Canadian Natural Resources Limited	209	10,160
Chevron Corporation	14	2,945
ConocoPhillips	24	3,156
SLB Limited	62	3,183
		19,444
Materials 0.1%
Vulcan Materials Company	5	1,281
Real Estate 0.0%
American Tower Corporation	3	457
Total Common Stocks (cost $903,097)		901,615
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	10,350	10,350
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	1,756	1,756
T. Rowe Price Government Reserve Fund, 3.66% (c) (d)	—	—
Total Short Term Investments (cost $12,106)		12,106
Total Investments 101.1% (cost $915,203)		913,721
Other Assets and Liabilities, Net (1.1)%		(9,696)
Total Net Assets 100.0%		904,025

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/T. Rowe Price Capital Appreciation Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,529	27,439	30,212	24	—	—	1,756	0.2
JNL Government Money Market Fund, 3.63% - Class SL	7,541	26,197	23,388	15	—	—	10,350	1.1
T. Rowe Price Government Reserve Fund, 3.66%	—	7,343	7,343	2	—	—	—	—
	12,070	60,979	60,943	41	—	—	12,106	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Capital Appreciation Equity Fund
Assets - Securities
Common Stocks	901,615	—	—	901,615
Short Term Investments	12,106	—	—	12,106
	913,721	—	—	913,721

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 61.8%
Information Technology 19.8%
Advanced Micro Devices, Inc. (a) (b) (c)	1,028	209,172
Apple Inc. (c)	2,062	523,276
Arista Networks, Inc. (a)	334	41,035
Aurora Innovations Inc. - Class A (a) (d)	36,044	148,503
Bentley Systems, Incorporated - Class B	1,019	35,778
Broadcom Inc. (c)	832	257,530
Ciena Corporation (a)	36	14,093
KLA Corporation (c)	9	13,841
Micron Technology, Inc.	81	27,363
Microsoft Corporation	1,660	614,427
NVIDIA Corporation (b)	2,572	448,609
PTC Inc. (a) (b)	1,719	244,990
Taiwan Semiconductor Manufacturing Company Limited	2,198	125,971
Workday, Inc. - Class A (a)	269	34,911
		2,739,499
Health Care 13.5%
Abbott Laboratories	320	32,811
Alnylam Pharmaceuticals, Inc. (a)	381	125,998
Apogee Therapeutics, Inc. (a) (d)	1,126	94,748
Arcellx Inc. (a)	295	33,829
Ascendis Pharma A/S - ADR (a)	603	137,997
Becton, Dickinson and Company (b)	1,322	207,879
BioNTech SE - ADR (a)	482	42,870
Cencora, Inc. (c)	570	179,005
CG Oncology, Inc. (a)	570	38,568
Cytokinetics, Incorporated (a)	1,101	72,539
Danaher Corporation	500	94,899
Dyne Therapeutics Inc. (a)	691	12,533
Eli Lilly and Company	137	125,867
Erasca, Inc. (a)	1,463	23,678
Kymera Therapeutics, Inc. (a) (d)	292	24,346
Revvity, Inc.	3,124	273,716
UnitedHealth Group Incorporated	461	124,792
Vaxcyte, Inc. (a)	582	33,832
Waters Corporation (a)	615	183,268
		1,863,175
Consumer Discretionary 7.5%
Amazon.com, Inc. (a) (b)	3,306	688,512
DoorDash, Inc. - Class A (a) (c)	686	103,040
Starbucks Corporation (c)	1,786	160,005
Yum! Brands, Inc. (c)	566	88,015
		1,039,572
Communication Services 7.1%
Alphabet Inc. - Class A (b) (c)	1,172	336,948
Meta Platforms, Inc. - Class A	935	535,115
Netflix, Inc. (a) (b) (c)	1,127	108,347
		980,410
Utilities 6.4%
Ameren Corporation	1,031	113,288
CenterPoint Energy, Inc.	7,976	344,226
NiSource Inc.	6,709	313,047
PPL Corporation	2,791	106,615
		877,176
Financials 3.7%
Arthur J. Gallagher & Co.	347	75,082
JPMorgan Chase & Co. (c)	341	100,354
MasterCard Incorporated - Class A (c)	280	139,668
Ryan Specialty Group Holdings, Inc. - Class A	482	16,260
S&P Global Inc. (c)	34	14,547
Visa Inc. - Class A (b) (c)	339	102,367
Willis Towers Watson Public Limited Company	234	67,984
		516,262
Consumer Staples 1.4%
Keurig Dr Pepper Inc. (b)	7,540	198,525
Energy 1.4%
Canadian Natural Resources Limited	1,689	82,302
Chevron Corporation	174	35,903
ConocoPhillips	222	29,291
SLB Limited	780	40,072
		187,568
Industrials 1.0%
General Electric Company (c)	60	16,969
Ingersoll Rand Inc. (c)	1,450	116,141
		133,110
Total Common Stocks (cost $8,614,613)		8,535,297
GOVERNMENT AND AGENCY OBLIGATIONS 17.5%
U.S. Treasury Note 17.5%
Treasury, United States Department of
3.63%, 09/30/30 - 12/31/30	864,603	853,547
3.50%, 11/30/30	390,416	383,263
3.75%, 01/31/31 - 02/28/33	493,631	485,843
3.50%, 02/28/31 (d)	378,283	370,909
3.88%, 12/31/32	185,287	182,623
4.00%, 01/31/33	148,308	147,219
Total Government And Agency Obligations (cost $2,441,768)		2,423,404
SENIOR FLOATING RATE INSTRUMENTS 9.8%
Financials 3.5%
AmWINS Group, Inc.
2026 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 01/30/32 (e)	112,656	111,790
Broadstreet Partners, Inc.
2024 Term Loan B4, 6.17%, (1 Month Term SOFR + 2.75%), 05/10/31 (e)	104,254	101,556
HUB International Limited
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 06/20/30 (e)	192,527	191,974
Ryan Specialty Group, LLC
2024 USD Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 09/11/31 (e)	1,753	1,748
USI, Inc.
2024 Term Loan D, 5.92%, (3 Month Term SOFR + 2.25%), 11/23/29 (e)	36,410	36,296
2024 Term Loan C, 5.92%, (3 Month Term SOFR + 2.25%), 09/27/30 (e)	36,583	36,446
		479,810
Information Technology 3.3%
Applied Systems, Inc.
2024 1st Lien Term Loan, 0.00%, (1 Month Term SOFR + 2.25%), 02/07/31 (e) (f)	15,000	14,692
2024 1st Lien Term Loan, 5.92%, (1 Month Term SOFR + 2.25%), 02/07/31 (e)	193,657	189,675
2024 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/32 (e) (f)	1,813	1,785
2024 2nd Lien Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 02/07/32 (e)	24,996	24,611
Ascend Learning, LLC
2025 Repriced Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 12/11/28 (e)	25,647	25,006
Bending Spoons US Inc
USD Term Loan B, 9.54%, (1 Month Term SOFR + 5.25%), 02/19/31 (e)	2,761	2,513
Term Loan, 9.54%, (1 Month Term SOFR + 5.88%), 03/07/31 (e)	36,520	33,233
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 10/29/29 (e) (f)	1,545	1,500
2024 1st Lien Term Loan B, 6.17%, (1 Month Term SOFR + 2.75%), 10/29/29 (e)	34,916	33,905
Epicor Software Corporation
2024 Term Loan F, 6.17%, (1 Month Term SOFR + 2.50%), 05/23/31 (e)	40,946	40,117
Instructure Holdings, Inc.
2025 Repriced Term Loan, 6.44%, (3 Month Term SOFR + 2.75%), 11/13/31 (e)	39,224	37,565
Quartz Acquireco LLC
2025 Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 06/28/30 (e)	7,353	6,103
Storable Intermediate Holdings, LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 04/17/31 (e) (f)	863	825
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 04/17/31 (e)	27,573	26,346

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
UKG Inc.
2024 Term Loan B, 6.17%, (3 Month Term SOFR + 2.50%), 01/30/31 (e)	15,057	14,366
		452,242
Industrials 1.7%
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 05/19/31 (e)	49,456	49,080
EP Wealth Advisors, LLC
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 3.00%), 10/06/32 (e)	4,407	4,407
Filtration Group Corporation
2025 EUR Term Loan B, 5.43%, (1 Month EURIBOR + 3.50%), 10/21/28, EUR (e)	13,832	15,995
2025 USD Term Loan, 6.42%, (1 Month Term SOFR + 2.75%), 10/21/28 (e)	76,075	76,043
Mariner Wealth Advisors LLC
2025 Repriced Term Loan B, 5.94%, (3 Month Term SOFR + 2.25%), 12/31/30 (e)	22,456	22,367
TransDigm, Inc.
2025 Term Loan K, 5.92%, (1 Month Term SOFR + 2.25%), 03/22/30 (e)	63,313	63,296
2026 Term Loan N, 6.16%, (3 Month Term SOFR + 2.50%), 02/13/33 (e)	6,406	6,407
		237,595
Consumer Discretionary 0.7%
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 5.43%, (1 Month Term SOFR + 1.75%), 11/09/30 (e)	49,665	49,727
Varsity Brands Inc
Term Loan, 0.00%, (SOFR + 3.00%), 08/26/31 (e) (f)	5,117	5,088
Varsity Brands, Inc.
2025 1st Lien Term Loan, 6.67%, (3 Month Term SOFR + 3.00%), 08/26/31 (e)	38,820	38,614
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 5.42%, (1 Month Term SOFR + 1.75%), 05/28/30 (e)	7,987	8,008
		101,437
Communication Services 0.3%
SBA Senior Finance II LLC
2024 Term Loan B, 5.43%, (1 Month Term SOFR + 1.75%), 01/20/31 (e)	43,662	43,789
Health Care 0.3%
Loire Finco Luxembourg S.a.r.l.
2025 USD Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 01/31/30 (e)	40,523	40,413
Total Senior Floating Rate Instruments (cost $1,372,983)		1,355,286
CORPORATE BONDS AND NOTES 8.3%
Financials 2.4%
AmWINS Group, Inc.
6.38%, 02/15/29 (g)	8,902	8,960
BroadStreet Partners, Inc.
5.88%, 04/15/29 (g)	29,665	28,914
HUB International Limited
5.63%, 12/01/29 (g)	16,496	16,076
7.25%, 06/15/30 (g)	125,378	128,571
7.38%, 01/31/32 (g)	72,480	73,880
MSCI Inc.
5.25%, 09/01/35	19,385	18,991
Ryan Specialty, LLC
4.38%, 02/01/30 (g)	5,592	5,422
5.88%, 08/01/32 (g)	14,494	14,332
U S I, Inc.
7.50%, 01/15/32 (g)	30,789	31,280
		326,426
Consumer Discretionary 2.2%
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (g)	10,445	10,507
3.75%, 05/01/29 (g)	21,619	20,646
4.88%, 01/15/30	19,559	19,249
4.00%, 05/01/31 (g)	32,112	30,077
3.63%, 02/15/32 (g)	26,573	24,111
5.75%, 09/15/33 (g)	17,383	17,296
5.50%, 03/31/34 (g)	14,336	13,999
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	8,951	8,933
KFC Holding Co.
4.75%, 06/01/27 (g)	30,760	30,631
Life Time, Inc.
6.00%, 11/15/31 (g)	7,465	7,496
Service Corporation International
4.63%, 12/15/27	1,245	1,230
3.38%, 08/15/30	5,988	5,517
5.75%, 10/15/32	7,722	7,700
Vail Resorts, Inc.
5.63%, 07/15/30 (d) (g)	4,408	4,357
6.50%, 05/15/32 (g)	9,363	9,469
Yum! Brands, Inc.
4.75%, 01/15/30 (g)	10,271	10,094
3.63%, 03/15/31	14,549	13,440
4.63%, 01/31/32	24,731	23,618
5.38%, 04/01/32	29,015	28,725
6.88%, 11/15/37	5,461	5,921
5.35%, 11/01/43	15,610	14,779
		307,795
Industrials 1.5%
Korn Ferry
4.63%, 12/15/27 (g)	7,012	6,940
TransDigm Inc.
6.75%, 08/15/28 - 01/31/34 (g)	34,329	34,711
4.63%, 01/15/29	10,449	10,266
6.38%, 03/01/29 - 05/31/33 (g)	73,299	73,853
7.13%, 12/01/31 (g)	24,266	24,987
6.63%, 03/01/32 (g)	47,148	48,172
6.25%, 01/31/34 (g)	2,522	2,548
6.13%, 07/31/34 (g)	8,715	8,559
		210,036
Utilities 1.3%
American Electric Power Company, Inc.
5.80%, 03/15/56	24,124	23,828
6.05%, 03/15/56	20,953	20,761
CenterPoint Energy, Inc.
5.95%, 04/01/56	25,512	25,223
Entergy Corporation
5.88%, 06/15/56	23,981	23,658
6.10%, 06/15/56	16,911	16,652
NiSource Inc.
5.75%, 07/15/56	40,011	39,324
The Southern Company
6.00%, 04/01/58	28,238	28,337
		177,783
Real Estate 0.4%
SBA Communications Corporation
3.88%, 02/15/27	21,307	21,091
3.13%, 02/01/29	27,063	25,642
		46,733
Information Technology 0.3%
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (d) (g)	5,511	5,329
5.95%, 08/04/33 (d)	7,932	8,105
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,384
Ellucian Holdings Inc.
6.50%, 12/01/29 (g)	12,001	11,715
Fair Isaac Corporation
6.00%, 05/15/33 (g)	10,101	9,912
PTC Inc.
4.00%, 02/15/28 (g)	9,445	9,189
		45,634
Health Care 0.2%
Hologic, Inc.
3.25%, 02/15/29 (g)	6,671	6,650
IQVIA Inc.
5.00%, 05/15/27 (g)	10,348	10,322
6.50%, 05/15/30 (g)	6,498	6,618

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (d) (g)	6,089	5,990
		29,580
Total Corporate Bonds And Notes (cost $1,134,910)		1,143,987
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,060	2,030
Series 2019-A2-1A, 3.67%, 10/25/29 (g)	2,822	2,720
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	610
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,484)		5,360
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.4%
T. Rowe Price Government Reserve Fund, 3.66% (h) (i)	191,111	191,111
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (h) (i)	48,880	48,880
Total Short Term Investments (cost $239,991)		239,991
Total Investments 99.2% (cost $13,809,749)		13,703,325
Other Derivative Instruments (0.2)%		(33,238)
Other Assets and Liabilities, Net 1.0%		148,530
Total Net Assets 100.0%		13,818,617

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan as of March 31, 2026.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $754,333 and 5.5% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	932	204,662	205,594	55	—	—	—	—
JNL Government Money Market Fund, 3.63% - Class SL	10,856	240,668	202,644	101	—	—	48,880	0.3
T. Rowe Price Government Reserve Fund, 3.66%	403,177	1,292,623	1,504,689	5,027	—	—	191,111	1.4
	414,965	1,737,953	1,912,927	5,183	—	—	239,991	1.7

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Advanced Micro Devices, Inc.	JPM	Call	320.00	01/15/27	354	11,328	(441)
Advanced Micro Devices, Inc.	JPM	Call	310.00	01/15/27	354	10,974	(467)
Alphabet Inc.	JPM	Call	380.00	01/15/27	282	10,716	(293)
Alphabet Inc.	JPM	Call	370.00	01/15/27	282	10,434	(338)
Alphabet Inc.	JPM	Call	415.00	01/15/27	531	22,037	(304)
Alphabet Inc.	JPM	Call	400.00	01/15/27	531	21,240	(388)
Alphabet Inc.	JPM	Call	360.00	01/15/27	282	10,152	(398)
Alphabet Inc.	UBS	Call	340.00	01/15/27	292	9,928	(556)
Alphabet Inc.	UBS	Call	350.00	01/15/27	292	10,220	(488)
Alphabet Inc.	UBS	Call	360.00	01/15/27	292	10,512	(412)
Apple Inc.	BOA	Call	300.00	01/15/27	858	25,740	(965)
Broadcom Inc.	GSC	Call	410.00	01/15/27	536	21,976	(1,230)
Broadcom Inc.	GSC	Call	390.00	01/15/27	536	20,904	(1,486)
Cencora, Inc.	GSC	Call	400.00	01/15/27	210	8,400	(174)
Cencora, Inc.	GSC	Call	390.00	01/15/27	210	8,190	(209)
DoorDash, Inc.	NSI	Call	230.00	01/15/27	360	8,280	(350)
General Electric Company	CIT	Call	340.00	01/15/27	299	10,166	(573)
General Electric Company	CIT	Call	330.00	01/15/27	299	9,867	(674)
Ingersoll Rand Inc.	GSC	Call	95.00	01/15/27	871	8,275	(470)
Ingersoll Rand Inc.	GSC	Call	100.00	01/15/27	871	8,710	(351)
JPMorgan Chase & Co.	WFI	Call	350.00	01/15/27	242	8,470	(255)
JPMorgan Chase & Co.	WFI	Call	330.00	01/15/27	545	17,985	(921)
KLA Corporation	BCL	Call	1,900.00	01/15/27	47	8,930	(663)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
KLA Corporation	BCL	Call	1,840.00	01/15/27	47	8,648	(737)
MasterCard Incorporated	BCL	Call	670.00	06/18/26	295	19,765	(11)
MasterCard Incorporated	BCL	Call	600.00	01/15/27	372	22,320	(607)
MasterCard Incorporated	BCL	Call	570.00	01/15/27	141	8,037	(347)
MasterCard Incorporated	BCL	Call	580.00	01/15/27	231	13,398	(496)
Netflix, Inc.	JPM	Call	98.00	01/15/27	3,576	35,045	(4,796)
Netflix, Inc.	JPM	Call	96.00	01/15/27	3,577	34,339	(5,062)
Netflix, Inc.	JPM	Call	100.00	01/15/27	3,576	35,760	(4,413)
S&P Global Inc.	BCL	Call	610.00	01/15/27	171	10,431	(112)
S&P Global Inc.	BCL	Call	590.00	01/15/27	171	10,089	(151)
Starbucks Corporation	UBS	Call	115.00	01/15/27	615	7,073	(216)
Starbucks Corporation	UBS	Call	110.00	01/15/27	1,716	18,876	(781)
Starbucks Corporation	UBS	Call	105.00	01/15/27	1,716	18,018	(1,038)
Visa Inc.	CIT	Call	365.00	01/15/27	181	6,607	(169)
Visa Inc.	CIT	Call	375.00	01/15/27	326	12,225	(237)
Visa Inc.	CIT	Call	345.00	01/15/27	181	6,245	(273)
Visa Inc.	CIT	Call	360.00	01/15/27	326	11,736	(346)
Visa Inc.	GSC	Call	395.00	06/18/26	442	17,459	(8)
Yum! Brands, Inc.	UBS	Call	185.00	01/15/27	448	8,288	(169)
Yum! Brands, Inc.	UBS	Call	180.00	01/15/27	448	8,064	(237)
Yum! Brands, Inc.	UBS	Call	165.00	01/15/27	591	9,752	(626)
							(33,238)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	8,409,326	125,971	—	8,535,297
Government And Agency Obligations	—	2,423,404	—	2,423,404
Senior Floating Rate Instruments	—	1,355,286	—	1,355,286
Corporate Bonds And Notes	—	1,143,987	—	1,143,987
Non-U.S. Government Agency Asset-Backed Securities	—	5,360	—	5,360
Short Term Investments	239,991	—	—	239,991
	8,649,317	5,054,008	—	13,703,325
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(33,238)	—	(33,238)
	—	(33,238)	—	(33,238)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Growth Stock Fund
COMMON STOCKS 100.0%
Information Technology 51.7%
Advanced Micro Devices, Inc. (a)	450	91,496
Amphenol Corporation - Class A	665	83,996
Apple Inc.	3,613	916,939
AppLovin Corporation - Class A (a)	133	53,059
Arista Networks, Inc. (a)	268	32,958
ASML Holding N.V. - ADR	43	56,240
Broadcom Inc.	1,381	427,420
CrowdStrike Holdings, Inc. - Class A (a)	144	56,417
Fabrinet (a)	46	24,146
HubSpot, Inc. (a)	60	14,622
Intuit Inc.	65	27,914
Lam Research Corporation	380	81,255
Microsoft Corporation	2,026	749,889
NVIDIA Corporation	6,574	1,146,438
Oracle Corporation	325	47,870
Palantir Technologies Inc. - Class A (a)	210	30,681
Samsara Inc. - Class A (a)	412	13,044
ServiceNow, Inc. (a)	739	77,307
Shopify Inc. - Class A (a)	412	48,849
Snowflake Inc. - Class A (a)	323	48,751
Taiwan Semiconductor Manufacturing Company Limited - ADR	181	61,149
Teledyne Technologies Incorporated (a)	64	38,708
		4,129,148
Communication Services 14.6%
Alphabet Inc. - Class A	2,017	580,060
Meta Platforms, Inc. - Class A	560	320,683
Netflix, Inc. (a)	1,670	160,591
Spotify Technology S.A. (a)	152	73,948
T-Mobile US, Inc.	133	27,934
		1,163,216
Consumer Discretionary 12.3%
Amazon.com, Inc. (a)	2,001	416,752
Booking Holdings Inc.	15	61,517
Carvana Co. - Class A (a)	223	69,979
Chipotle Mexican Grill, Inc. (a)	979	31,327
DoorDash, Inc. - Class A (a)	254	38,097
Ferrari N.V.	56	18,952
Hilton Worldwide Holdings Inc.	151	45,806
MercadoLibre, Inc. (a)	24	40,890
Sea Limited - Class A - ADR (a)	312	25,857
Tesla Inc. (a)	608	225,912
Wingstop Inc.	28	4,287
		979,376
Health Care 7.2%
Argenx SE - ADR (a)	51	37,382
Danaher Corporation	174	33,043
Eli Lilly and Company	264	242,950
Intuitive Surgical, Inc. (a)	243	111,844
Medline Inc. - Class A (a)	199	8,865
Natera, Inc. (a)	203	40,659
Stryker Corporation	129	42,417
Thermo Fisher Scientific Inc.	59	28,943
UnitedHealth Group Incorporated	101	27,326
		573,429
Financials 6.1%
Adyen N.V. (a) (b)	16	16,098
Charles Schwab Corporation, The	211	19,830
Chubb Limited	132	43,055
Marsh & Mclennan Companies, Inc.	120	20,849
MasterCard Incorporated - Class A	312	156,158
Morgan Stanley	215	35,350
Tradeweb Markets Inc. - Class A	69	8,067
Visa Inc. - Class A	627	189,432
		488,839
Industrials 5.8%
Boeing Company, The (a)	204	40,555
Cintas Corporation	261	44,230
GE Vernova Inc.	64	55,699
General Electric Company	603	171,066
Howmet Aerospace Inc.	325	74,853
Old Dominion Freight Line, Inc.	94	18,465
TransDigm Group Incorporated	17	20,267
Vertiv Holdings Co - Class A	149	37,236
		462,371
Materials 0.9%
Linde Public Limited Company	111	54,877
Sherwin-Williams Company, The	62	19,782
		74,659
Consumer Staples 0.9%
Costco Wholesale Corporation	70	70,134
Real Estate 0.5%
Welltower Inc.	220	43,496
Total Common Stocks (cost $5,802,426)		7,984,668
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	3,967	3,967
T. Rowe Price Government Reserve Fund, 3.66% (c) (d)	3,801	3,801
Total Short Term Investments (cost $7,768)		7,768
Total Investments 100.1% (cost $5,810,194)		7,992,436
Other Assets and Liabilities, Net (0.1)%		(4,664)
Total Net Assets 100.0%		7,987,772

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/T. Rowe Price Growth Stock Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	5,851	62,286	64,170	33	—	—	3,967	0.1
T. Rowe Price Government Reserve Fund, 3.66%	57	205,230	201,486	72	—	—	3,801	—
	5,908	267,516	265,656	105	—	—	7,768	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/T. Rowe Price Growth Stock Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/24/25	27,822	16,098	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Growth Stock Fund
Assets - Securities
Common Stocks	7,968,570	16,098	—	7,984,668
Short Term Investments	7,768	—	—	7,768
	7,976,338	16,098	—	7,992,436

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 97.3%
Health Care 20.1%
Agilent Technologies, Inc.	763	86,978
Alnylam Pharmaceuticals, Inc. (a)	208	68,890
Apogee Therapeutics, Inc. (a)	143	12,060
Ascendis Pharma A/S - ADR (a)	139	31,679
Avantor, Inc. (a)	1,371	10,753
Biogen Inc. (a)	88	16,041
BioNTech SE - ADR (a)	173	15,412
Caris Life Sciences, Inc. (a)	476	8,518
Cencora, Inc.	172	53,998
CG Oncology, Inc. (a)	132	8,954
Cooper Companies, Inc., The (a)	767	54,812
CRISPR Therapeutics AG (a) (b)	190	9,017
Cytokinetics, Incorporated (a)	319	21,045
Elanco Animal Health Incorporated (a)	1,600	38,278
Encompass Health Corporation	266	25,701
Insulet Corporation (a)	155	32,441
Ionis Pharmaceuticals, Inc. (a)	493	37,001
Kymera Therapeutics, Inc. (a)	93	7,754
Mettler-Toledo International Inc. (a)	62	78,447
Natera, Inc. (a)	96	19,239
Nuvalent, Inc. - Class A (a)	41	4,161
QuidelOrtho Corporation (a)	334	5,494
Revolution Medicines, Inc. (a)	64	6,205
Teleflex Incorporated	324	38,790
Vaxcyte, Inc. (a)	266	15,468
Veeva Systems Inc. - Class A (a)	288	50,537
West Pharmaceutical Services, Inc.	190	47,622
		805,295
Consumer Discretionary 19.1%
Birkenstock Holding PLC (a) (b)	763	27,335
Burlington Stores, Inc. (a)	219	71,370
DK Crown Holdings Inc. - Class A (a)	389	8,408
Domino's Pizza, Inc.	159	57,133
Dutch Bros Inc. - Class A (a)	232	11,733
Hilton Worldwide Holdings Inc.	358	108,891
Liberty Live Holdings, Inc. - Series C (a)	362	34,049
PE Mav Holdings, LLC (a)	550	7,537
Planet Fitness, Inc. - Class A (a)	633	47,053
Pool Corporation	183	37,047
Ross Stores, Inc.	182	39,362
Service Corporation International	480	39,597
Sportradar Group AG - Class A (a)	1,053	17,625
Texas Roadhouse, Inc. - Class A	104	17,125
TopBuild Corp. (a)	47	16,441
Ulta Beauty, Inc. (a)	81	42,381
Viking Holdings Ltd. (a)	1,052	77,290
Wingstop Inc.	65	10,027
Wyndham Hotels & Resorts, Inc.	299	24,272
Yum! Brands, Inc.	471	73,289
		767,965
Industrials 18.1%
Acuity Brands, Inc.	43	12,162
API Group Corporation (a)	484	19,600
Booz Allen Hamilton Holding Corporation - Class A	497	38,757
Broadridge Financial Solutions, Inc.	67	10,837
BWXT Government Group, Inc.	118	24,068
Equifax Inc.	137	24,652
ESAB Corporation	484	46,779
Ferguson Enterprises Inc.	224	52,227
Fortive Corporation	234	12,955
Ingersoll Rand Inc.	584	46,766
ITT Inc.	158	30,008
Old Dominion Freight Line, Inc.	306	59,713
Paylocity Holding Corporation (a)	333	35,986
Quanta Services, Inc.	56	30,855
RB Global, Inc.	312	29,905
StandardAero, Inc. (a)	997	25,748
Textron Inc.	447	39,139
TransUnion	603	41,756
UL Solutions Inc. - Class A	511	43,823
Veralto Corporation	637	56,368
XPO, Inc. (a)	233	45,291
		727,395
Information Technology 17.6%
Amphenol Corporation - Class A	61	7,682
Atlassian Corporation - Class A (a)	197	13,479
Aurora Innovations Inc. - Class A (a)	1,733	7,141
Descartes Systems Group Inc., The (a)	175	12,502
Guidewire Software, Inc. (a)	98	14,690
Keysight Technologies, Inc. (a)	264	74,687
Lattice Semiconductor Corporation (a)	919	85,256
MACOM Technology Solutions Holdings, Inc. (a)	253	56,206
Manhattan Associates, Inc. (a)	289	38,432
Microchip Technology Incorporated	832	53,749
MongoDB, Inc. - Class A (a)	57	13,903
Monolithic Power Systems, Inc.	61	66,202
NXP Semiconductors N.V.	117	23,091
PTC Inc. (a)	502	71,521
Pure Storage, Inc. - Class A (a)	496	29,278
Ralliant Corporation	224	9,317
Rambus Inc. (a)	136	11,674
Tyler Technologies, Inc. (a)	173	59,403
Unity Software Inc. (a)	388	8,523
Zoom Communications, Inc. - Class A (a)	354	28,498
Zscaler, Inc. (a)	142	19,893
		705,127
Financials 7.7%
Assurant, Inc.	277	60,246
Bullish (a)	113	4,024
CBOE Global Markets, Inc.	151	42,442
Corpay Inc (a)	44	12,884
Markel Group Inc. (a)	13	24,691
MSCI Inc. - Class A	123	66,352
Raymond James Financial, Inc.	293	42,438
Ryan Specialty Group Holdings, Inc. - Class A	311	10,488
TPG Inc. - Class A	281	11,380
Tradeweb Markets Inc. - Class A	287	33,780
		308,725
Energy 4.3%
Cheniere Energy, Inc.	115	32,491
DT Midstream, Inc.	172	23,204
EQT Corporation	772	49,149
TechnipFMC PLC	1,003	69,336
		174,180
Communication Services 3.8%
Liberty Media Corporation - Series C (a)	689	58,620
Live Nation Entertainment, Inc. (a)	83	12,734
Reddit, Inc. - Class A (a)	184	24,774
The New York Times Company - Class A	662	55,412
		151,540
Consumer Staples 3.6%
Casey's General Stores, Inc.	37	27,238
Dollar Tree, Inc. (a)	527	57,679
McCormick & Company, Incorporated	498	25,109
US Foods Holding Corp. (a)	351	32,393
		142,419
Materials 3.0%
Avery Dennison Corporation	237	40,942
Ball Corporation	555	32,800
Martin Marietta Materials, Inc.	81	47,683
		121,425
Total Common Stocks (cost $3,336,455)		3,904,071
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	4,435	4,435
T. Rowe Price Government Reserve Fund, 3.66% (c) (d)	106,938	106,938
		111,373

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	17,941	17,941
Total Short Term Investments (cost $129,314)		129,314
Total Investments 100.5% (cost $3,465,769)		4,033,385
Other Assets and Liabilities, Net (0.5)%		(20,947)
Total Net Assets 100.0%		4,012,438

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	3,434	33,426	32,425	44	—	—	4,435	0.1
JNL Government Money Market Fund, 3.63% - Class SL	—	60,047	42,106	11	—	—	17,941	0.4
T. Rowe Price Government Reserve Fund, 3.66%	131,630	102,019	126,711	1,182	—	—	106,938	2.7
	135,064	195,492	201,242	1,237	—	—	129,314	3.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	3,904,071	—	—	3,904,071
Short Term Investments	129,314	—	—	129,314
	4,033,385	—	—	4,033,385

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 42.8%
Financials 13.7%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	2,574	2,623
AIG Global Funding
4.65%, 08/20/27 (a)	605	606
4.25%, 08/21/28 (a)	1,110	1,102
5.20%, 01/12/29 (a)	585	594
American Express Company
5.10%, 02/16/28	665	669
4.73%, 04/25/29	1,295	1,304
5.53%, 04/25/30	1,280	1,318
American Honda Finance Corporation
5.65%, 11/15/28	1,895	1,943
Aspen Insurance Holdings Limited
5.75%, 07/01/30	710	733
Athene Global Funding
4.86%, 08/27/26 (a)	1,290	1,291
5.35%, 07/09/27 (a)	1,260	1,268
Avolon Holdings Funding Limited
6.38%, 05/04/28 (a)	740	762
Banco Santander, S.A.
5.55%, 03/14/28 (b)	1,000	1,009
Bank of America Corporation
1.73%, 07/22/27	1,290	1,279
4.62%, 05/09/29	2,175	2,186
4.46%, 02/06/32	1,400	1,384
Barclays PLC
5.09%, 02/25/29	1,260	1,271
4.48%, 11/11/29	665	661
4.22%, 05/24/30	995	980
BNP Paribas
4.79%, 05/09/29 (a)	1,055	1,059
Brighthouse Financial, Inc.
1.55%, 05/24/26 (a)	460	458
Brown & Brown, Inc.
4.70%, 06/23/28	800	802
CaixaBank, S.A.
6.68%, 09/13/27 (a)	1,565	1,579
Canadian Imperial Bank of Commerce
4.28%, 01/29/30	1,555	1,544
Capital One Financial Corporation
7.15%, 10/29/27	760	771
Charles Schwab Corporation, The
4.34%, 11/14/31	2,690	2,663
Citigroup Inc.
5.17%, 02/13/30	1,170	1,188
4.50%, 09/11/31	1,400	1,385
CNO Global Funding
4.88%, 12/10/27 (a)	613	615
Credit Agricole S.A.
5.23%, 01/09/29 (a)	1,050	1,062
Daimler Trucks Finance North America LLC
4.30%, 08/12/27 (a)	1,135	1,132
5.13%, 09/25/27 (a)	1,025	1,034
4.15%, 01/12/29 (a)	460	454
Danske Bank A/S
5.43%, 03/01/28 (a)	1,210	1,222
4.66%, 03/27/29 (a)	1,495	1,499
4.61%, 10/02/30 (a)	1,115	1,112
DNB Bank ASA
4.83%, 03/30/32 (a)	2,750	2,743
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (a)	1,890	1,897
Equitable Financial Life Global Funding
4.65%, 06/09/28 (a)	1,310	1,310
Federation des caisses Desjardins du Quebec
4.57%, 08/26/30 (a)	1,165	1,163
Fidelity National Information Services, Inc.
4.45%, 03/10/28	1,065	1,062
4.55%, 03/10/29	2,465	2,451
4.80%, 03/10/31	530	526
Fifth Third Bancorp
4.57%, 04/29/32	1,780	1,749
First Abu Dhabi Bank P.J.S.C.
5.13%, 10/13/27 (c)	2,800	2,807
Fiserv, Inc.
5.15%, 03/15/27	1,495	1,503
5.38%, 08/21/28	885	898
4.20%, 10/01/28 (d)	1,035	1,023
3.50%, 07/01/29	1,200	1,149
4.55%, 02/15/31	775	759
Ford Motor Credit Company LLC
5.13%, 11/05/26	1,135	1,138
5.80%, 03/05/27	1,485	1,495
5.92%, 03/20/28	840	851
4.97%, 04/06/29	610	603
GA Global Funding Trust
4.40%, 09/23/27 (a)	2,180	2,167
5.40%, 01/13/30 (a)	1,025	1,028
Gabx Leasing LLC
4.63%, 04/15/31 (a)	730	720
General Motors Financial Company, Inc.
5.40%, 04/06/26 - 05/08/27	2,169	2,180
5.35%, 07/15/27	1,101	1,111
5.05%, 04/04/28	1,095	1,104
Global Payments Inc.
4.55%, 03/15/28	1,750	1,743
4.50%, 11/15/28	350	347
3.20%, 08/15/29	1,935	1,825
Goldman Sachs Group, Inc., The
4.94%, 04/23/28	3,035	3,049
4.48%, 08/23/28	1,225	1,225
4.15%, 01/21/29	1,780	1,769
5.22%, 04/23/31	1,695	1,725
HSBC Holdings PLC
5.60%, 05/17/28	1,280	1,295
5.13%, 11/19/28	1,645	1,658
4.90%, 03/03/29	1,410	1,419
4.40%, 03/10/30	1,025	1,017
Huntington Bancshares Incorporated
4.62%, 01/28/32	2,980	2,943
ING Groep N.V.
4.86%, 03/25/29	1,610	1,620
4.80%, 03/23/32	3,730	3,712
JPMorgan Chase & Co.
4.55%, (SOFR + 0.89%), 04/22/27 (e)	1,265	1,265
5.04%, 01/23/28	1,170	1,176
4.98%, 07/22/28	1,175	1,183
4.35%, 01/22/32	1,400	1,381
Lloyds Banking Group PLC
5.46%, 01/05/28	1,175	1,184
LPL Holdings, Inc.
5.70%, 05/20/27	1,940	1,959
4.63%, 11/15/27 (a)	315	313
4.90%, 04/03/28	695	698
6.75%, 11/17/28	600	629
LSEG US Fin Corp.
4.25%, 03/23/29 (a)	1,425	1,415
4.50%, 03/23/31 (a)	790	782
Manufacturers and Traders Trust Company
4.76%, 07/06/28	935	938
Morgan Stanley
4.99%, 04/12/29	1,635	1,650
4.24%, 01/09/30	1,130	1,119
4.71%, 03/12/32	2,045	2,033
NatWest Markets PLC
4.65%, 03/27/29 (a)	2,795	2,804
PT Bank Mandiri (Persero) Tbk.
5.50%, 04/04/26 (c)	1,710	1,710
RGA Global Funding
4.35%, 08/25/28 (a)	1,775	1,766
4.60%, 11/25/30 (a)	860	851
Sammons Financial Group, Inc.
5.05%, 01/10/28 (a)	795	803
Santander Holdings USA, Inc.
6.12%, 05/31/27	240	240

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
2.49%, 01/06/28 (f)	1,360	1,337
Santander UK Group Holdings PLC
1.67%, 06/14/27	615	611
4.32%, 09/22/29	790	783
Societe Generale
5.52%, 01/19/28 (a)	1,025	1,032
Standard Chartered PLC
4.30%, 02/19/27 (a) (b)	788	786
5.69%, 05/14/28 (a)	1,180	1,193
U.S. Bancorp
4.55%, 07/22/28	1,435	1,436
UBS AG
4.63%, 02/16/32	1,165	1,161
Wells Fargo & Company
4.90%, 01/24/28	2,090	2,098
4.97%, 04/23/29	4,465	4,505
		142,187
Health Care 4.8%
AbbVie Inc.
3.78%, 03/03/28	3,090	3,067
4.13%, 03/15/31	860	849
Augusta SpinCo Corporation
4.40%, 03/23/29	2,270	2,265
Baxter International Inc.
2.27%, 12/01/28	1,108	1,033
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	3,172	3,134
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	3,050
Cencora, Inc.
4.63%, 12/15/27	955	959
3.95%, 02/13/29	870	858
Centene Corporation
4.63%, 12/15/29	1,650	1,568
CVS Health Corporation
2.88%, 06/01/26	1,201	1,198
3.00%, 08/15/26	890	885
1.30%, 08/21/27	3,190	3,057
4.30%, 03/25/28	980	977
EMD Finance LLC
4.13%, 08/15/28 (a)	2,855	2,839
HCA Inc.
5.63%, 09/01/28	1,840	1,877
4.30%, 11/15/30	580	571
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	875	888
Humana Inc.
5.75%, 03/01/28 - 12/01/28	2,202	2,253
3.70%, 03/23/29	548	532
4.88%, 04/01/30	450	449
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	2,440	2,454
IQVIA Inc.
5.70%, 05/15/28	660	673
6.25%, 02/01/29	810	842
Mars, Incorporated
4.55%, 04/20/28 (a)	415	418
Medline Borrower, LP
6.25%, 04/01/29 (a)	263	268
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	5,480	5,308
Mylan II B.V.
3.95%, 06/15/26	2,258	2,257
Revvity, Inc.
1.90%, 09/15/28	1,362	1,279
Solventum Corporation
5.45%, 02/25/27	897	904
Thermo Fisher Scientific Inc.
4.22%, 02/12/31	1,440	1,426
Viatris Inc.
2.30%, 06/22/27	1,353	1,312
		49,450
Energy 3.7%
Canadian Natural Resources Limited
3.85%, 06/01/27	1,243	1,236
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	1,518	1,526
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	1,135	1,091
Cheniere Energy, Inc.
4.63%, 10/15/28	259	258
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	290	291
Diamondback Energy, Inc.
5.20%, 04/18/27	1,270	1,280
Enbridge Inc.
5.90%, 11/15/26	730	734
4.60%, 06/20/28	505	507
6.00%, 11/15/28	600	623
Energy Transfer LP
6.05%, 12/01/26	2,770	2,796
5.25%, 07/01/29	960	981
4.55%, 01/15/31	890	883
EOG Resources, Inc.
4.40%, 01/15/31	880	874
EQT Corporation
3.13%, 05/15/26 (a)	480	479
MPLX LP
4.80%, 02/15/31	3,560	3,569
ONEOK, Inc.
4.85%, 07/15/26	2,657	2,657
5.55%, 11/01/26	1,325	1,333
4.25%, 09/24/27	2,280	2,275
5.63%, 01/15/28 (a)	586	593
Plains All American Pipeline, L.P.
4.70%, 01/15/31	890	889
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	468	466
Schlumberger Holdings Corporation
3.90%, 05/17/28 (a)	2,067	2,052
Schlumberger Investment S.A.
4.50%, 05/15/28	1,135	1,138
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	1,595	1,602
Targa Resources Corp.
5.20%, 07/01/27	510	514
4.35%, 01/15/29	1,050	1,045
Tengizchevroil Finance Company S.a.r.l.
4.00%, 08/15/26 (c)	1,120	1,116
Totalenergies Capital USA, LLC
4.25%, 01/13/31	1,585	1,572
Var Energi ASA
5.00%, 05/18/27 (a)	1,405	1,412
Williams Companies, Inc., The
4.80%, 11/15/29	980	989
4.63%, 06/30/30	1,110	1,109
Woodside Finance Limited
3.70%, 09/15/26 (a)	657	654
		38,544
Industrials 3.6%
Amrize Finance US LLC
4.70%, 04/07/28	1,540	1,548
4.95%, 04/07/30	565	572
Boeing Company, The
6.26%, 05/01/27 (d)	2,378	2,419
3.20%, 03/01/29	1,195	1,152
CNH Industrial Capital LLC
4.38%, 03/07/31	2,705	2,644
Delta Air Lines, Inc.
4.95%, 07/10/28	1,005	1,008
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	1,090	1,100
5.04%, 03/25/30 (a)	1,045	1,054
FedEx Corporation
3.25%, 04/01/26	2,666	2,666

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Fortive Corporation
3.15%, 06/15/26	1,538	1,534
GATX Corporation
3.25%, 09/15/26	820	815
5.40%, 03/15/27	774	780
3.85%, 03/30/27	1,472	1,463
Honeywell Aerospace Inc.
4.30%, 03/16/31 (a)	2,165	2,145
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	445	454
Owens Corning
3.40%, 08/15/26	748	745
5.50%, 06/15/27	1,035	1,048
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (a)	3,035	3,037
1.70%, 06/15/26 (a)	268	267
3.40%, 11/15/26 (a)	470	467
5.35%, 01/12/27 (a)	690	694
4.40%, 07/01/27 (a)	191	190
Regal Rexnord Corporation
6.05%, 04/15/28 (d)	1,580	1,621
Rolls-Royce PLC
5.75%, 10/15/27 (a)	1,435	1,456
RTX Corporation
6.70%, 08/01/28	981	1,033
7.00%, 11/01/28	927	980
Southwest Airlines Co.
4.38%, 11/15/28	1,790	1,767
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	326	326
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	2,690	2,666
		37,651
Information Technology 3.4%
Atlassian Corporation
5.25%, 05/15/29	645	649
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	2,780	2,704
4.00%, 07/01/29 (a) (f)	1,310	1,267
Dell International L.L.C.
4.75%, 04/01/28	1,515	1,526
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	505	523
5.50%, 01/25/31 (a)	535	547
Gartner, Inc.
4.50%, 07/01/28 (a)	3,170	3,116
Hewlett Packard Enterprise Company
4.50%, 03/23/28	2,305	2,307
Intel Corporation
3.15%, 05/11/27	525	518
3.75%, 08/05/27	950	942
Leidos, Inc.
4.10%, 03/15/29	955	945
Marvell Technology, Inc.
1.65%, 04/15/26	725	724
4.88%, 06/22/28	2,200	2,222
4.75%, 07/15/30	450	452
NXP B.V.
3.88%, 06/18/26	1,345	1,342
3.15%, 05/01/27	305	301
4.40%, 06/01/27	295	295
4.30%, 08/19/28 - 06/18/29	1,845	1,831
Oracle Corporation
4.45%, 09/26/30	1,680	1,619
Salesforce, Inc.
4.50%, 03/15/28	1,600	1,601
4.65%, 03/15/29	5,765	5,774
Synopsys, Inc.
4.65%, 04/01/28	2,900	2,912
Workday, Inc.
3.50%, 04/01/27	975	967
		35,084
Consumer Staples 3.2%
B.A.T. International Finance P.L.C.
4.45%, 03/16/28	3,255	3,254
Bacardi Limited
4.70%, 05/15/28 (a)	2,652	2,647
Bunge Limited Finance Corp.
2.00%, 04/21/26	375	374
4.90%, 04/21/27	2,015	2,025
Coca-Cola Europacific Partners PLC
1.50%, 01/15/27 (a)	290	283
Conagra Brands, Inc.
4.85%, 11/01/28	578	579
CSL Finance PLC
3.85%, 04/27/27 (a)	730	726
Dollar General Corporation
5.20%, 07/05/28	1,088	1,099
DP World Crescent Limited
4.85%, 09/26/28 (c)	2,680	2,643
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,440	2,451
5.00%, 02/15/29 (a)	875	889
Heineken N.V.
3.50%, 01/29/28 (a)	5,437	5,356
Imperial Brands Finance PLC
6.13%, 07/27/27 (a)	1,540	1,571
4.50%, 06/30/28 (a)	1,195	1,196
Japan Tobacco Inc.
4.85%, 05/15/28 (a)	2,490	2,514
Keurig Dr Pepper Inc.
4.35%, 05/15/28	610	608
5.05%, 03/15/29	1,790	1,808
3.95%, 04/15/29	302	296
KT&G Corporation
5.00%, 05/02/28 (c)	1,260	1,274
Maple Parent Holdings Corp.
4.75%, 03/26/29 (a) (d)	1,555	1,555
		33,148
Consumer Discretionary 3.1%
Airbnb, Inc.
4.40%, 03/16/29	950	949
4.65%, 03/16/31	280	280
Amazon.com, Inc.
4.25%, 03/13/31	1,675	1,664
AutoZone, Inc.
5.13%, 06/15/30	1,230	1,251
BMW US Capital, LLC
4.60%, 08/13/27 (a)	2,875	2,885
Ck Hutchison International 25 Ltd.
4.25%, 09/26/30 (a) (f)	1,610	1,598
Darden Restaurants, Inc.
4.35%, 10/15/27	1,620	1,617
Hyundai Capital America
5.25%, 01/08/27 (a)	620	624
4.85%, 03/25/27 (a)	1,080	1,083
4.88%, 06/23/27 (a)	1,130	1,135
5.00%, 01/07/28 (a)	1,340	1,348
5.60%, 03/30/28 (a)	1,180	1,201
4.25%, 01/08/29 (a)	740	732
Marriott International, Inc.
3.13%, 06/15/26	2,125	2,119
O'Reilly Automotive, Inc.
5.75%, 11/20/26	3,362	3,390
4.35%, 06/01/28	1,102	1,103
Ross Stores, Inc.
0.88%, 04/15/26	2,130	2,127
Volkswagen Group of America Finance, LLC
5.70%, 09/12/26 (a)	1,355	1,363
6.00%, 11/16/26 (a)	1,195	1,207
4.85%, 08/15/27 (a)	2,020	2,026
4.45%, 09/11/27 (a)	325	324
5.05%, 03/27/28 (a)	885	890
4.75%, 11/13/28 (a)	800	800
		31,716

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Utilities 2.7%
Ameren Corporation
1.95%, 03/15/27	872	852
Appalachian Power Company
3.30%, 06/01/27	2,528	2,493
Constellation Energy Generation, LLC
5.60%, 03/01/28	613	627
DTE Energy Company
4.95%, 07/01/27	880	886
4.88%, 06/01/28	1,200	1,211
5.20%, 04/01/30	1,155	1,179
Enel Finance International N.V.
1.63%, 07/12/26 (a) (g)	2,250	2,233
4.13%, 09/30/28 (a)	560	554
FirstEnergy Corp.
3.90%, 07/15/27 (d) (g)	1,896	1,881
FirstEnergy Transmission, LLC
4.55%, 01/15/30	450	450
Korea Electric Power Corp
5.38%, 04/06/26 (a)	2,400	2,400
Korea Hydro & Nuclear Power Co., Ltd.
1.25%, 04/27/26 (a)	1,419	1,416
4.25%, 07/27/27 (a)	1,120	1,120
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (g)	370	372
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (a)	970	967
NiSource Inc.
5.25%, 03/30/28	515	523
PacifiCorp
4.65%, 04/15/29	695	695
PG&E Company
3.30%, 03/15/27 - 12/01/27	837	823
5.45%, 06/15/27	195	197
5.00%, 06/04/28	995	1,003
Public Service Enterprise Group Incorporated
4.90%, 03/15/30	1,930	1,951
Sempra
5.40%, 08/01/26	1,090	1,092
Southern California Edison Company
5.15%, 06/01/29	1,325	1,343
The Southern Company
5.11%, 08/01/27 (g)	1,035	1,044
Vistra Operations Company LLC
5.05%, 12/30/26 (a)	988	991
		28,303
Communication Services 1.6%
Advanced Info Service PLC.
4.26%, 03/04/31 (c)	1,280	1,262
Cox Communications, Inc.
3.35%, 09/15/26 (a)	665	662
3.50%, 08/15/27 (a)	860	848
KT Corporation
4.13%, 02/02/28 (a)	350	349
Meta Platforms, Inc.
4.20%, 11/15/30	1,150	1,139
NBN Co Limited
1.45%, 05/05/26 (a)	3,665	3,655
NTT Finance Corporation
4.62%, 07/16/28 (a)	1,035	1,039
Orange
4.25%, 01/13/31 (a)	1,410	1,385
Rogers Communications Inc.
3.20%, 03/15/27	2,250	2,222
5.00%, 02/15/29	2,780	2,809
STC Sukuk Company II Ltd.
4.49%, 01/15/31 (a)	1,770	1,732
		17,102
Materials 1.6%
AptarGroup, Inc.
4.75%, 03/30/31	540	536
Celanese US Holdings LLC
1.40%, 08/05/26	1,260	1,241
Corporacion Nacional del Cobre de Chile
3.63%, 08/01/27 (c)	421	416
3.00%, 09/30/29 (c)	2,570	2,412
EQUATE Petrochemical
2.63%, 04/28/28 (c)	2,350	2,209
Freeport-McMoRan Inc.
4.13%, 03/01/28	419	416
5.25%, 09/01/29	495	499
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (a)	188	167
Nutrien Ltd.
4.90%, 03/27/28	980	987
Saudi Arabian Mining Company
5.25%, 02/13/30 (c)	615	619
5.25%, 02/13/30 (a)	2,000	2,012
Sherwin-Williams Company, The
4.55%, 03/01/28	1,305	1,309
Snf Group
5.63%, 03/31/31 (a)	1,375	1,392
Steel Dynamics, Inc.
4.00%, 12/15/28	2,675	2,650
		16,865
Real Estate 1.4%
American Tower Corporation
1.60%, 04/15/26	2,927	2,924
3.55%, 07/15/27	1,188	1,175
CBRE Services, Inc.
4.80%, 06/15/30	595	596
Crown Castle Inc.
1.05%, 07/15/26	2,800	2,772
2.90%, 03/15/27	2,205	2,172
5.00%, 01/11/28	850	857
4.80%, 09/01/28	1,125	1,131
4.30%, 02/15/29	230	227
5.60%, 06/01/29	930	952
Extra Space Storage LP
3.88%, 12/15/27	1,610	1,596
		14,402
Total Corporate Bonds And Notes (cost $443,955)		444,452
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.3%
Affirm Asset Securitization Trust 2025-X2
Series 2025-A-X2, 4.45%, 12/15/26	898	899
Affirm Master Trust
Series 2026-B-1A, REMIC, 4.57%, 02/15/28	310	308
Series 2026-C-1A, REMIC, 4.72%, 02/15/28	1,275	1,269
Series 2025-A-2A, REMIC, 4.67%, 07/15/33	940	943
Series 2025-B-2A, REMIC, 5.06%, 07/15/33	990	994
Alinea CLO 2018-1 Ltd.
Series 2018-BR-1A, 5.03%, (3 Month Term SOFR + 1.15%), 07/21/31 (e)	121	121
Ally Auto Receivables Trust 2023-A
Series 2023-C-A, 6.08%, 12/15/26	421	424
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	116	118
Series 2024-A2-B, 4.97%, 09/15/32	334	337
Series 2024-C-B, 5.22%, 09/15/32	209	211
Series 2025-B-B, 4.50%, 09/15/33	523	524
Series 2025-C-B, 4.70%, 09/15/33	623	625
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,457
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,211
Amur Equipment Finance Receivables X LLC
Series 2022-E-1A, 5.02%, 12/20/28	770	770
AMUR Equipment Finance Receivables XIV LLC
Series 2024-D-2A, 5.97%, 10/20/31	255	259
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (e)	814	733
Angel Oak Mortgage Trust 2025-5
Series 2025-A1-5, REMIC, 5.57%, 04/25/70 (g)	2,449	2,459
Anthelion CLO 2025-1 Ltd.
Series 2025-A1-1A, REMIC, 5.17%, (3 Month Term SOFR + 1.50%), 07/21/36 (e)	1,650	1,646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27 (g)	2,939	2,869
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	513	515
ARI Fleet Lease Trust 2026-A
Series 2026-A3-A, 4.09%, 01/15/30	125	124
Auxilior Term Funding 2023-1, LLC
Series 2023-A2-1A, 6.18%, 12/16/30	187	187
Series 2023-D-1A, 7.27%, 12/16/30	1,040	1,075
Auxilior Term Funding 2024-1, LLC
Series 2024-A3-1A, 5.49%, 07/15/31	701	710
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-C-5A, 6.24%, 04/20/26	88	88
Series 2023-C-2A, 6.18%, 10/20/26	370	372
Series 2025-B-3A, 4.46%, 02/20/29	260	258
Series 2025-C-3A, 4.95%, 02/20/29	100	99
Bain Capital Credit CLO 2020-5, Ltd.
Series 2020-ARR-5A, 4.82%, (3 Month Term SOFR + 1.15%), 04/20/34 (e)	2,685	2,684
Balboa Bay Loan Funding 2023-1 Ltd.
Series 2023-ARR-1A, 4.83%, (3 Month Term SOFR + 1.16%), 04/21/36 (e)	545	544
Bank 2024-BNK47
Series 2024-A1-BNK47, REMIC, 5.52%, 05/17/29	215	218
Bank5 2024-5Yr11
Series 2024-AS-5YR11, REMIC, 6.14%, 11/19/29	925	956
Bank5 2024-5YR12
Series 2024-AS-5YR12, REMIC, 6.12%, 12/15/29 (e)	650	671
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (e)	1,535	1,593
Bank5 2024-5YR9
Series 2024-A1-5YR9, REMIC, 4.89%, 06/15/29	970	979
Bank5 2026-5YR21
Series 2026-A3-5YR21, REMIC, 5.53%, 04/17/59	695	716
Barclays Mortgage Loan Trust 2025-NQM6
Series 2025-A1-NQM6, 5.09%, 10/25/65 (g)	2,172	2,164
Battalion CLO X Ltd.
Series 2016-A2R3-10A, 5.42%, (3 Month Term SOFR + 1.75%), 01/24/35 (e)	2,930	2,931
Battalion CLO XII Ltd.
Series 2018-BRR-12A, 4.85%, (3 Month Term SOFR + 1.20%), 05/19/31 (e)	1,335	1,334
Series 2018-CRR-12A, 5.20%, (3 Month Term SOFR + 1.55%), 05/19/31 (e)	1,445	1,443
Battalion CLO XV Ltd.
Series 2020-A1RR-15A, 4.65%, (3 Month Term SOFR + 0.98%), 01/17/33 (e)	3,208	3,200
Series 2020-CR-15A, 5.57%, (3 Month Term SOFR + 1.90%), 01/17/33 (e)	965	961
Battalion CLO XXI Ltd.
Series 2021-BR-21A, REMIC, 5.37%, (3 Month Term SOFR + 1.70%), 07/17/34 (e)	830	829
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 4.76%, (SOFR 30-Day Average + 1.10%), 12/26/31 (e)	265	266
Bayview Opportunity Master Fund VII 2025-EDU1 LLC
Series 2025-A-EDU1, REMIC, 4.96%, (SOFR 30-Day Average + 1.30%), 07/27/48 (e)	422	421
Series 2025-B-EDU1, REMIC, 5.36%, (SOFR 30-Day Average + 1.70%), 07/27/48 (e)	1,103	1,102
Benchmark 2024-V11 Mortgage Trust
Series 2024-AM-V11, REMIC, 6.20%, 11/19/29	785	813
Benchmark 2024-V8 Mortgage Trust
Series 2024-A1-V8, REMIC, 5.51%, 04/16/29 (e)	484	489
Benchmark 2025-B41 Mortgage Trust
Series 2025-A1-B41, REMIC, 4.40%, 08/16/30	196	196
Benchmark 2025-V19 Mortgage Trust
Series 2025-A3-V19, REMIC, 5.25%, 12/16/30	315	321
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-C-5MW, REMIC, 5.45%, (1 Month Term SOFR + 0.00%), 10/11/30 (e)	425	421
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (e)	444	411
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (e)	456	424
Blue Owl Asset Leasing Trust 2024-1 LLC
Series 2024-A2-1A, 5.05%, 03/15/29	438	438
Series 2024-B-1A, 5.41%, 03/15/30	325	326
BlueMountain CLO 2016-3 Ltd.
Series 2016-A1R2-3A, 4.59%, (3 Month Term SOFR + 0.94%), 11/15/30 (e)	346	346
Bluemountain CLO XXX Ltd.
Series 2018-A1R-3A, 4.60%, (3 Month Term SOFR + 1.19%), 10/25/30 (e)	328	328
BMO 2024-5C4 Mortgage Trust
Series 2024-A3-5C4, REMIC, 6.53%, 04/17/29	1,540	1,614
BMO 2026-5C14 Mortgage Trust
Series 2026-A3-5C14, REMIC, 5.21%, 02/18/31	2,155	2,185
BMO 2026-C14 Mortgage Trust
Series 2026-A1-C14, REMIC, 4.36%, 02/15/31	74	73
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	279	275
Bridgecrest Lending Auto Securitization Trust 2026-1
Series 2026-C-1, 4.44%, 12/15/28	1,220	1,207
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.31%, (1 Month Term SOFR + 1.64%), 12/15/26 (e)	745	745
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.31%, (1 Month Term SOFR + 1.64%), 05/15/29 (e)	1,027	1,027
Series 2024-B-MDHS, REMIC, 5.51%, (1 Month Term SOFR + 1.84%), 05/15/29 (e)	1,061	1,060
BX Commercial Mortgage Trust 2024-SLCT
Series 2024-B-SLCT, REMIC, 5.47%, (1 Month Term SOFR + 1.79%), 01/15/27 (e)	545	544
Series 2024-C-SLCT, REMIC, 6.06%, (1 Month Term SOFR + 2.39%), 01/15/27 (e)	1,430	1,425
BX Commercial Mortgage Trust 2026-CSMO
Series 2026-C-CSMO, REMIC, 5.67%, (1 Month Term SOFR + 2.00%), 02/15/28 (e)	150	150
BX Trust 2025-VOLT
Series 2025-A-VOLT, REMIC, 5.37%, (1 Month Term SOFR + 1.70%), 12/16/30 (e)	1,230	1,226
Series 2025-B-VOLT, REMIC, 5.77%, (1 Month Term SOFR + 2.10%), 12/16/30 (e)	1,703	1,696
Canyon Capital CLO 2019-2 Ltd.
Series 2019-AR2-2A, 4.68%, (3 Month Term SOFR + 1.01%), 10/16/34 (e)	1,490	1,486
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,356
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,603
CarMax Auto Owner Trust 2023-3
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,526
Series 2023-D-3, 6.44%, 12/16/30	820	837
CarMax Auto Owner Trust 2024-1
Series 2024-C-1, 5.47%, 12/15/27	905	918
CarMax Auto Owner Trust 2024-2
Series 2024-D-2, 6.42%, 10/15/30	100	103
CarMax Auto Owner Trust 2024-3
Series 2024-D-3, 5.67%, 01/15/31	375	377
CarMax Select Receivables Trust 2024-A
Series 2024-B-A, 5.35%, 08/16/27	405	410
Series 2024-C-A, 5.62%, 03/15/28	1,700	1,732
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	38	38
Carvana Auto Receivables Trust 2024-N2
Series 2024-B-N2, 5.67%, 03/10/27	1,215	1,225
Series 2024-C-N2, 5.82%, 09/10/27	2,445	2,484
Carvana Auto Receivables Trust 2025-P4
Series 2025-C-P4, 5.04%, 03/10/31	910	911
Series 2025-D-P4, 5.62%, 05/10/31	1,090	1,085

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Carvana Auto Receivables Trust 2026-P1
Series 2026-C-P1, 5.28%, 08/10/31	2,110	2,097
Series 2026-B-P1, 4.76%, 07/10/32	430	427
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 4.92%, (1 Month Term SOFR + 5.09%), 07/12/30 (e) (h)	1,275	1,270
Chenango Park CLO, Ltd.
Series 2018-A2R-1A, REMIC, 5.12%, (3 Month Term SOFR + 1.45%), 04/15/30 (e)	536	536
Series 2018-BR-1A, REMIC, 5.47%, (3 Month Term SOFR + 1.80%), 04/15/30 (e)	1,825	1,826
CIM Trust 2021-R6
Series 2021-A1-R6, REMIC, 1.42%, 07/25/61 (e)	182	167
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	2,446	2,410
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 11/25/38	906	780
Clover CLO 2019-1 Ltd.
Series 2019-ARR-1A, 4.67%, (3 Month Term SOFR + 1.00%), 04/18/35 (e)	2,300	2,293
COLT 2024-6 Mortgage Loan Trust
Series 2024-A2-6, REMIC, 5.64%, 11/25/69 (g)	1,294	1,296
COLT 2024-INV4 Mortgage Loan Trust
Series 2024-A3-INV4, REMIC, 6.11%, 11/25/69 (g)	1,284	1,290
COLT 2025-10 Mortgage Loan Trust
Series 2025-A1F-10, REMIC, 4.87%, (SOFR 30-Day Average + 1.20%), 10/25/70 (e) (g)	1,606	1,604
COLT 2025-4 Mortgage Loan Trust
Series 2025-A1-4, REMIC, 5.79%, 04/25/70 (g)	590	593
COLT 2025-INV2 Mortgage Loan Trust
Series 2025-A1-INV2, REMIC, 5.60%, 02/25/70 (g)	1,051	1,056
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (e)	702	631
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 3.91%, 02/12/47 (e)	672	654
Connecticut Avenue Securities Trust 2026-R01
Series 2026-2A1-R01, REMIC, 4.51%, (SOFR 30-Day Average + 0.85%), 01/25/46 (e)	1,929	1,923
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	905	899
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	2,080	2,023
DBC 2025-DBC Mortgage Trust
Series 2025-A-DBC, REMIC, 5.02%, (1 Month Term SOFR + 1.35%), 11/15/27 (e)	1,685	1,682
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	275	268
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.26%, 04/25/66 (e)	348	311
Deephaven Residential Mortgage Trust 2026-INV1
Series 2026-A1-INV1, REMIC, 4.80%, 01/25/30 (e) (g)	897	888
Deephaven Residential Mortgage Trust 2026-INV2
Series 2026-A1-INV2, REMIC, 5.48%, 03/25/71 (e)	765	765
Dell Equipment Finance Trust 2023-3
Series 2023-D-3, 6.75%, 06/22/26	180	181
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	300	302
Dell Equipment Finance Trust 2024-2
Series 2024-B-2, 4.82%, 08/22/30	155	156
Series 2024-D-2, 5.29%, 02/24/31	360	361
Dell Equipment Finance Trust 2025-1
Series 2025-C-1, 5.25%, 12/22/27	110	111
Dext ABS 2025-2, LLC
Series 2025-C-2, 4.89%, 04/15/36	220	219
DLLMT 2026-1 LLC
Series 2026-A3-1A, 4.20%, 12/20/29	240	240
Series 2026-A4-1A, 4.36%, 09/20/33	70	70
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	212	213
Series 2024-A4-1A, 4.93%, 03/22/27	120	121
Drive Auto Receivables Trust 2024-2
Series 2024-C-2, 4.67%, 12/15/27	270	271
Dryden 86 CLO, Ltd.
Series 2020-A1R2-86A, 4.80%, (3 Month Term SOFR + 1.13%), 07/17/34 (e)	2,755	2,755
EFMT 2024-INV2
Series 2024-A1-INV2, REMIC, 5.03%, 10/25/69 (e)	1,128	1,124
Series 2024-A2-INV2, REMIC, 5.29%, 10/25/69 (e)	637	634
EFMT 2025-INV1
Series 2025-A1-INV5, REMIC, 5.08%, 12/25/70 (e) (g)	380	378
EFMT 2025-INV2
Series 2025-A1-INV2, REMIC, 5.39%, 05/25/70 (g)	522	523
EFMT 2025-INV4
Series 2025-A1F-INV4, REMIC, 4.87%, (SOFR 30-Day Average + 1.20%), 10/25/70 (e) (g)	519	519
EFMT 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.03%, 11/25/70 (e) (g)	408	406
EFMT 2025-NQM6
Series 2025-A1-NQM6, REMIC, 5.00%, 12/25/70 (e) (g)	1,041	1,035
EFMT 2026-NQM1
Series 2026-A1F-NQM1, REMIC, 4.87%, (SOFR 30-Day Average + 1.15%), 02/25/71 (e) (g) (h)	425	424
EFMT 2026-NQM4
Series 2026-A1-NQM4, REMIC, 5.47%, 04/25/71 (e)	170	170
Series 2026-A2-NQM4, REMIC, 5.67%, 04/25/71 (g)	1,155	1,155
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	193	192
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	276	283
Series 2023-C-A, 7.30%, 11/25/30	376	390
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (e)	83	81
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	479	405
Enterprise Fleet Financing 2024-3, LLC
Series 2024-A4-3, 5.06%, 04/20/29	300	304
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/28	829	833
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	148	150
Exeter Automobile Receivables Trust 2025-4
Series 2025-B-4A, 4.40%, 02/15/28	375	375
Series 2025-C-4A, 4.57%, 10/16/28	1,320	1,311
Exeter Automobile Receivables Trust 2025-5
Series 2025-B-5A, 4.28%, 04/15/28	1,270	1,265
Exeter Automobile Receivables Trust 2026-1
Series 2026-B-1A, 4.22%, 07/17/28	410	407
Series 2026-C-1A, 4.40%, 03/15/29	1,185	1,169
Exeter Select Automobile Receivables Trust 2025-1
Series 2025-B-1, 4.87%, 08/15/28	775	781
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-C-2, 4.91%, 09/15/29	795	798
Series 2025-B-2, 4.63%, 11/17/31	385	386
Extended Stay America Trust 2025-ESH
Series 2025-C-ESH, REMIC, 5.52%, (1 Month Term SOFR + 1.85%), 10/15/30 (e)	630	631
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (e)	208	187
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 4.64%, (1 Month Term SOFR + 0.96%), 08/25/41 (e) (h)	327	316
Ford Credit Auto Owner Trust 2023-B
Series 2023-C-B, 6.43%, 05/15/26	377	377
Ford Credit Floorplan Master Owner Trust A
Series 2023-B-1, 5.31%, 05/15/26	435	436
Series 2023-C-1, 5.75%, 05/15/26	995	996

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,203
Series 2024-B-1, 5.48%, 04/15/27	840	850
Series 2025-B-2, 4.33%, 09/15/28	360	359
Fortress Credit BSL IX Ltd.
Series 2020-A1AR-1A, 4.77%, (3 Month Term SOFR + 1.10%), 10/20/33 (e)	2,295	2,294
Fortress Credit Bsl VII Ltd.
Series 2019-A2R-1A, 5.07%, (3 Month Term SOFR + 1.40%), 07/23/32 (e)	1,320	1,319
Series 2019-BR-1A, 5.32%, (3 Month Term SOFR + 1.65%), 07/23/32 (e)	1,690	1,690
Fortress Credit BSL VIII Ltd.
Series 2019-A1AR-2A, 4.72%, (3 Month Term SOFR + 1.05%), 10/20/32 (e)	673	673
Series 2019-A2R-2A, 5.07%, (3 Month Term SOFR + 1.40%), 10/20/32 (e)	3,275	3,273
Fortress Credit BSL XV Limited
Series 2022-AR-2A, 5.07%, (3 Month Term SOFR + 1.40%), 10/18/33 (e)	1,865	1,865
Fortress Credit BSL XVIII Ltd.
Series 2023-A1R-1A, 5.24%, (3 Month Term SOFR + 1.57%), 04/23/36 (e)	395	395
Freddie Mac STACR REMIC Trust 2025-DNA4
Series 2026-M1-DNA1, REMIC, 4.66%, (SOFR 30-Day Average + 1.00%), 02/25/30 (e)	89	89
Galaxy XXII CLO Ltd.
Series 2016-CR4-22A, 5.24%, (3 Month Term SOFR + 1.60%), 04/16/34 (e)	1,025	1,019
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (e)	89	82
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (e)	34	32
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (e)	68	67
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	761
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 01/25/60 (e)	1,170	979
GCAT 2025-NQM1 Trust
Series 2025-A1-NQM1, REMIC, 5.37%, 11/25/69 (g)	726	727
GCAT 2026-NQM2 Trust
Series 2026-A1-NQM2, REMIC, 5.45%, 02/25/71 (e)	1,810	1,810
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	810
Golub Capital Partners Static 2024-1, Ltd.
Series 2024-BR-1A, 5.17%, (3 Month Term SOFR + 1.50%), 07/20/35 (e)	4,300	4,285
GoTo Foods Funding LLC
Series 2017-A2II-1A, 5.09%, 04/30/27	2,738	2,727
GreatAmerica Financial Services Corporation
Series 2025-A3-2, 4.14%, 06/15/29	880	879
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 5.63%, 07/25/44 (e)	5	5
Hardee's Funding LLC
Series 2020-A2-1A, 3.98%, 12/20/27	1,947	1,878
Series 2021-A2-1A, 2.87%, 06/20/28	853	795
Series 2018-A23-1A, 5.71%, 06/20/28	911	903
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-B-ORL, REMIC, 5.61%, (1 Month Term SOFR + 1.94%), 05/15/26 (e)	1,470	1,469
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	256	252
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	155	155
Hilton Grand Vacations Trust 2025-1
Series 2025-A-1A, 4.88%, 10/25/31	452	453
Series 2025-B-1A, 5.18%, 05/27/42	775	782
HOMES 2025-NQM2 Trust
Series 2025-A1-NQM2, REMIC, 5.43%, 02/25/70 (g)	651	652
HOMES 2025-NQM3 Trust
Series 2026-A1-NQM2, REMIC, 5.49%, 01/26/71 (e)	1,340	1,340
HOMES 2025-NQM4 Trust
Series 2025-A1-NQM4, REMIC, 5.22%, 08/25/70 (g)	866	865
HOMES 2026-AFC1 Trust
Series 2026-A1-AFC1, REMIC, 4.85%, 02/25/30 (e) (g)	277	274
HPEFS Equipment Trust 2023-2
Series 2023-D-2A, 6.97%, 07/20/26	405	408
Series 2023-C-2A, 6.48%, 01/21/31	93	93
HPEFS Equipment Trust 2024-1
Series 2024-C-1A, 5.33%, 05/20/31	2,145	2,150
HPEFS Equipment Trust 2024-2
Series 2024-B-2A, 5.35%, 10/20/31	250	252
Series 2024-D-2A, 5.82%, 04/20/32	620	628
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	751	763
Series 2025-B-1, 4.96%, 04/20/29	1,181	1,187
Series 2024-B1-2, 5.44%, 10/20/32	871	881
Series 2025-B1-2, 4.84%, 09/20/33	408	410
Series 2026-B1-1, 4.50%, 02/20/34	775	773
HYT Commercial Mortgage Trust 2024-RGCY
Series 2024-A-RGCY, REMIC, 5.51%, (1 Month Term SOFR + 1.84%), 09/15/26 (e)	1,395	1,395
Hyundai Auto Lease Securitization Trust 2025-B
Series 2025-A3-B, 4.53%, 08/15/27	595	598
Series 2025-B-B, 4.94%, 10/15/27	1,235	1,243
Hyundai Auto Receivables Trust 2026-A
Series 2026-C-A, 4.31%, 05/15/30	215	213
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (e)	726	634
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (e) (g)	2,335	2,334
Invesco CLO 2021-3 Ltd.
Series 2021-A1R-3A, REMIC, 4.75%, (3 Month Term SOFR + 1.08%), 10/22/34 (e)	710	709
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
Series 2016-B-NINE, REMIC, 2.85%, 09/09/26 (e)	830	822
J.P. Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 03/25/42	328	284
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (e)	216	193
J.P. Morgan Mortgage Trust 2025-DSC1
Series 2025-A1-DSC1, REMIC, 5.58%, 04/25/29 (e) (g)	1,469	1,475
J.P. Morgan Mortgage Trust 2025-DSC2
Series 2025-A1-DSC2, REMIC, 5.20%, 08/25/29 (e) (g)	495	495
J.P. Morgan Mortgage Trust 2025-HE3
Series 2025-A1-HE3, REMIC, 5.01%, (SOFR 30-Day Average + 1.35%), 03/20/34 (e)	605	604
Jack in the Box Funding, LLC
Series 2022-A2I-1A, 3.45%, 02/25/27	2,955	2,883
JPMorgan Chase Bank, National Association
Series 2025-B-1, 4.75%, 04/25/29	743	745
KKR CLO 18 Ltd.
Series A1R2-18, 4.72%, (3 Month Term SOFR + 1.05%), 10/18/35 (e)	3,406	3,404
KKR CLO 33 Ltd.
Series AR-33A, 4.75%, (3 Month Term SOFR + 1.08%), 07/20/34 (e)	2,705	2,701
Series BR-33A, 5.27%, (3 Month Term SOFR + 1.60%), 07/20/34 (e)	1,735	1,729
KKR CLO 34 Ltd.
Series AR-34A, 4.77%, (3 Month Term SOFR + 1.10%), 07/17/34 (e)	920	919
KKR CLO 40 Ltd.
Series AR-40A, 4.97%, (3 Month Term SOFR + 1.30%), 10/20/34 (e)	2,860	2,857

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,374
Madison Park Funding XIII, Ltd.
Series 2019-AR-33A, 4.96%, (3 Month Term SOFR + 1.29%), 10/15/32 (e)	3,637	3,635
Madison Park Funding XLV Ltd.
Series 2020-ARR-45A, 4.75%, (3 Month Term SOFR + 1.08%), 07/15/34 (e)	805	803
Madison Park Funding XXIV Ltd.
Series 2016-CR2-24A, 5.72%, (3 Month Term SOFR + 2.05%), 10/20/29 (e)	1,300	1,302
Marble Point CLO XV Ltd.
Series 2019-A1R2-1A, REMIC, 4.71%, (3 Month Term SOFR + 1.04%), 07/23/32 (e)	1,417	1,416
Marble Point CLO XXI Ltd.
Series 2021-BR-3A, 5.17%, (3 Month Term SOFR + 1.50%), 10/17/34 (e)	3,070	3,038
MARQ Trust 2024-HOU
Series 2024-B-HOU, REMIC, 5.76%, (1 Month Term SOFR + 2.09%), 06/15/26 (e)	1,600	1,595
MED Commercial Mortgage Trust 2024-MOB
Series 2024-A-MOB, REMIC, 5.26%, (1 Month Term SOFR + 1.59%), 05/15/26 (e)	1,520	1,517
MFA 2025-NQM4 Trust
Series 2025-A1F-NQM4, REMIC, 4.86%, (SOFR 30-Day Average + 1.20%), 08/25/70 (e)	2,581	2,583
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (e)	91	89
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Series 2025-A1-C35, REMIC, 4.61%, 08/16/30	165	165
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	103	102
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	166	159
Series 2020-B-1A, 2.73%, 10/20/37	296	286
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	1,158	1,165
MVW 2023-2 LLC
Series 2023-A-2A, 6.18%, 11/20/40	223	230
Series 2023-B-2A, 6.33%, 11/20/40	151	154
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	460	446
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	1,799	1,724
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	75	75
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	336	329
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 02/15/29	510	496
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	324	309
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	219	206
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	186	177
Navient Refinance Loan Trust 2026-A
Series 2026-A-A, 4.50%, 04/16/35	555	548
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-B-1, 5.79%, 04/27/26	150	150
Series 2024-C-1, 6.13%, 04/27/26	235	235
Series 2025-B-1, 4.42%, 09/27/27	235	232
Series 2025-C-1, 4.72%, 09/27/27	105	104
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	758	715
Neuberger Berman Loan Advisers CLO 42, Ltd.
Series 2021-AR-43A, 4.72%, (3 Month Term SOFR + 1.05%), 07/17/36 (e)	3,975	3,973
Neuberger Berman Loan Advisers CLO 50, Ltd.
Series 2022-AR2-50A, 4.70%, (3 Month Term SOFR + 1.04%), 07/23/36 (e)	250	249
New Residential Mortgage Loan Trust 2025-NQM4
Series 2025-A1-NQM4, REMIC, 5.35%, 07/25/65 (e) (g)	1,415	1,417
Series 2025-A2-NQM4, REMIC, 5.60%, 07/25/65 (g)	699	701
NMEF Funding 2025-A LLC
Series 2025-A2-A, 4.72%, 07/15/32	364	365
NMEF Funding 2026-A, LLC
Series 2026-B-A, 4.48%, 07/16/29	100	99
Series 2026-C-A, 4.71%, 12/15/29	230	228
NYC Commercial Mortgage Trust 2021-909
Series 2025-B-28L, REMIC, 5.17%, 11/05/28 (e)	595	592
NYMT Loan Trust 2026-INV1
Series 2026-A1-INV1, REMIC, 4.77%, 02/25/61 (e) (g)	384	380
NYMT Loan Trust 2026-INV2
Series 2026-A1-INV2, REMIC, 5.47%, 04/25/61 (e)	670	671
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 4.99%, (1 Month Term SOFR + 1.31%), 06/25/59 (e)	99	99
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 4.69%, (1 Month Term SOFR + 1.01%), 09/25/59 (e)	95	94
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 4.54%, (1 Month Term SOFR + 0.86%), 02/25/27 (e)	153	151
Series 2020-2A2-EXP1, REMIC, 4.74%, (1 Month Term SOFR + 1.06%), 01/26/60 (e)	171	169
OBX 2020-EXP2 Trust
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (e)	145	128
OBX 2020-EXP3 Trust
Series 2020-2A1-EXP3, REMIC, 4.69%, (1 Month Term SOFR + 11.45%), 01/25/60 (e)	360	357
OBX 2025-NQM15 Trust
Series 2025-A1F-NQM15, REMIC, 4.82%, (SOFR 30-Day Average + 1.15%), 07/25/65 (e) (g)	398	397
Series 2025-A1-NQM15, REMIC, 5.14%, 07/25/65 (g)	569	568
OBX 2026-NQM5 Trust
Series 2026-A1-NQM5, 5.32%, 03/25/30 (e)	975	975
OBX 2026-R1 Trust
Series 2026-A1-R1, REMIC, 4.88%, 01/25/63 (e) (g)	182	181
Octagon Investment Partners XXI Ltd.
Series 2014-AAR4-1A, 4.20%, (3 Month Term SOFR + 0.81%), 02/14/31 (e)	56	56
Series 2014-A2R4-1A, 4.54%, (3 Month Term SOFR + 1.15%), 02/14/31 (e)	2,710	2,711
Series 2014-BR4-1A, 4.74%, (3 Month Term SOFR + 1.35%), 02/14/31 (e)	1,065	1,060
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	435	439
Series 2023-C-3A, 6.74%, 05/20/27	145	147
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	266	267
Series 2024-C-3A, REMIC, 5.51%, 10/20/28	405	409
Octane Receivables Trust 2025-RVM1
Series 2025-B-RVM1, 4.83%, 12/20/46	685	684
Series 2025-C-RVM1, 5.26%, 12/20/46	1,410	1,421
OZLM Funding II, Ltd.
Series 2012-AR4-2A, 4.87%, (3 Month Term SOFR + 1.20%), 07/30/37 (e)	2,600	2,596
Series 2012-BR4-2A, 5.42%, (3 Month Term SOFR + 1.75%), 07/30/37 (e)	1,755	1,750
OZLM XIX Ltd.
Series 2017-A1R3-19A, 4.64%, (3 Month Term SOFR + 1.00%), 01/16/35 (e)	1,910	1,910
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	686	690
Series 2025-A3-1A, 5.04%, 07/20/32	680	688
PEAC Solutions Receivables 2026-1 LLC
Series 2026-B-1A, 4.75%, 07/20/29	905	902

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	27	27
Progress Residential 2021-SFR8 Trust
Series 2021-C-SFR8, REMIC, 1.93%, 10/19/26	2,430	2,393
RCKT Mortgage Trust 2024-CES8
Series 2024-A1A-CES8, REMIC, 5.49%, 10/25/44 (g)	1,301	1,303
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (g)	258	259
Rockford Tower CLO 2019-2 Ltd.
Series 2019-AR2-2A, 4.79%, (3 Month Term SOFR + 1.13%), 08/20/32 (e)	1,908	1,911
Romark CLO II Ltd.
Series 2018-A2R-2A, 5.32%, (3 Month Term SOFR + 1.65%), 07/25/31 (e)	3,225	3,223
Santander Bank, N.A.
Series 2024-B-A, 5.62%, 07/15/28	288	291
Series 2024-C-A, 5.82%, 07/15/28	353	357
Series 2024-B-B, 4.97%, 01/18/33	251	252
Series 2024-C-B, 5.14%, 01/18/33	349	351
Series 2023-A2-B, 5.64%, 12/15/33	148	150
Series 2023-D-B, 6.66%, 12/15/33	454	459
Series 2025-B-A, 4.48%, 01/15/34	250	250
Series 2025-C-A, 4.66%, 01/15/34	250	250
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	281	280
Santander Drive Auto Receivables Trust 2007-2
Series 2025-B-4, 4.27%, 10/16/28	1,175	1,173
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,022	1,029
Santander Drive Auto Receivables Trust 2025-2
Series 2025-C-2, 4.39%, 10/16/28	600	596
Santander Drive Auto Receivables Trust 2026-1
Series 2026-A3-1, 3.93%, 07/17/28	895	889
Santander Mortgage Asset Receivable Trust 2025-CES1
Series 2025-A1A-CES1, REMIC, 5.04%, 10/25/29 (g)	1,363	1,356
Santander Mortgage Asset Receivable Trust 2025-NQM
Series 2025-A1-NQM6, 5.14%, 11/25/65 (e) (g)	464	462
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	1,930	1,954
Series 2024-C-1, 4.83%, 10/15/29	3,270	3,279
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,216
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	387	388
Series 2025-A3-1A, 5.11%, 11/21/33	840	856
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-B-DSNY, REMIC, 5.41%, (1 Month Term SOFR + 1.80%), 05/18/26 (e)	1,210	1,205
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	1,512	1,545
Series 2026-A2-1A, 6.67%, 01/30/56	2,600	2,574
Securitized Term Auto Receivables Trust
Series 2025-B-A, 5.04%, 04/25/28	770	776
Series 2026-B-A, 4.28%, 03/25/33	841	839
Series 2026-C-A, 4.43%, 03/25/33	285	284
Securitized Term Auto Receivables Trust 2025-B
Series 2025-B-B, 4.93%, 09/25/28	244	246
Series 2025-C-B, 5.12%, 09/25/28	98	99
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 08/25/48 (e)	2	2
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (e)	79	74
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (e)	158	147
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	305	306
Series 2024-C-1A, 5.51%, 01/20/32	170	173
SFS Auto Receivables Securitization Trust 2026-1
Series 2026-C-1A, 4.46%, 11/20/33	1,670	1,653
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-B-2A, 4.93%, 04/20/44	431	432
Sierra Timeshare 2025-3 Receivables Funding LLC
Series 2025-A-3A, 4.44%, 08/22/44	206	206
Series 2025-B-3A, 4.64%, 08/22/44	328	328
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 4.51%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (e)	392	392
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	1,597	1,512
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	219	209
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,143	1,084
SMB Private Education Loan Trust 2025-A
Series 2025-A1A-A, 5.13%, 09/15/36	820	833
Sonic Capital LLC
Series 2020-A2I-1A, REMIC, 3.85%, 01/20/27	382	379
Series 2020-A2II-1A, REMIC, 4.34%, 01/20/30	359	347
Sound Point CLO XXI Ltd.
Series 2019-BRR-1A, 5.32%, (3 Month Term SOFR + 1.65%), 01/20/32 (e)	325	325
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (e)	65	64
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (e)	464	445
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	230	223
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.16%, 08/25/56 (e) (h)	1,690	1,501
Stellantis Financial Underwritten Enhanced Lease Trust 2025-C
Series 2025-B-CA, 4.25%, 09/20/28	280	280
Series 2025-C-CA, 4.44%, 11/20/28	870	864
Stratus Funding CLO 2025-1 Ltd.
Series 2025-B-1A, 5.12%, (3 Month Term SOFR + 1.45%), 07/15/33 (e)	905	903
Symphony CLO 37 Ltd.
Series 2022-AR2-37A, 4.80%, (3 Month Term SOFR + 1.13%), 01/20/37 (e)	2,700	2,688
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (e)	17	17
Towd Point Mortgage Trust 2024-2
Series 2024-A1B-2, REMIC, 4.87%, 09/25/41 (e)	612	619
Towd Point Mortgage Trust 2026-1
Series 2026-A1B-1, REMIC, 4.32%, 02/25/43 (e)	1,575	1,556
Tricon Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 4.75%, 06/20/28	832	831
Series 2024-D-SFR2, REMIC, 6.00%, 06/20/28	1,530	1,539
Trinitas CLO VI, Ltd.
Series 2017-AR4-6A, REMIC, 4.97%, (3 Month Term SOFR + 0.00%), 01/25/34 (e)	2,185	2,183
Trinitas CLO VII Ltd.
Series 2017-A1R2-7A, 4.92%, (3 Month Term SOFR + 1.06%), 01/25/35 (e)	2,760	2,752
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (e)	281	255
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	93	94
Series 2026-B1-RVM1, 4.96%, 12/25/46	285	286
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	553	560
Verdant Receivables 2024-1 LLC
Series 2024-A2-1A, 5.68%, 08/14/28	233	236
Verizon Master Trust
Series 2024-B-6, 4.42%, 08/20/27	1,975	1,987
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (e)	316	289
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (e)	189	173

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	272	247
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	343	326
Verus Securitization Trust 2023-7
Series 2023-A2-7, REMIC, 7.27%, 10/25/68 (g)	515	518
Verus Securitization Trust 2025-3
Series 2025-A1-3, REMIC, 5.62%, 05/25/70 (g)	515	518
Verus Securitization Trust 2025-7
Series 2025-A1F-7, REMIC, 4.87%, (SOFR 30-Day Average + 1.20%), 08/25/70 (e) (g)	1,150	1,150
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	71	69
Wellfleet CLO 2021-1 Ltd.
Series 2021-BR-1A, 5.32%, (3 Month Term SOFR + 1.65%), 04/20/34 (e)	2,180	2,170
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-A1-5C6, REMIC, 4.31%, 06/15/30	342	340
Wheels Fleet Lease Funding 1 LLC
Series 2025-A1-3A, 4.08%, 09/18/40	595	592
Series 2025-C-3A, 4.79%, 09/18/40	815	807
Wingspire Equipment Finance 2025-1 LLC
Series 2025-A2-1A, 4.33%, 03/20/28	100	100
Series 2025-C-1A, 4.76%, 08/20/28	100	100
Zaxbys Funding LLC
Series 2021-A2-1A, 3.24%, 07/30/28	1,867	1,781
Total Non-U.S. Government Agency Asset-Backed Securities (cost $326,571)		325,241
GOVERNMENT AND AGENCY OBLIGATIONS 23.5%
U.S. Treasury Note 15.7%
Treasury, United States Department of
3.38%, 11/30/27 (i)	1,785	1,772
3.38%, 12/31/27	33,465	33,210
3.50%, 01/31/28	43,350	43,106
3.88%, 03/31/28 - 07/15/28	85,500	85,627
		163,715
Mortgage-Backed Securities 6.4%
Federal Home Loan Mortgage Corporation
6.36%, (1 Year Treasury + 2.25%), 09/01/33 (e)	5	5
6.50%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 09/01/33 (e)	1	2
6.00%, 09/01/34 - 08/01/55	9,809	10,068
6.11%, (1 Year Treasury + 2.11%), 10/01/34 (e)	4	4
3.00%, 11/01/34	116	111
5.89%, (1 Year Treasury + 2.25%), 11/01/34 (e)	6	6
6.28%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (e)	1	1
6.46%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.89%), 11/01/34 (e)	4	4
6.65%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (e)	1	1
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 01/01/35 (e)	2	2
5.73%, (1 Year Treasury + 2.11%), 02/01/35 (e)	7	7
5.80%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 02/01/35 (e)	5	5
5.82%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (e)	1	2
5.87%, (1 Year Treasury + 2.25%), 02/01/35 (e)	5	5
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 02/01/35 (e)	3	3
6.15%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 02/01/35 (e)	3	3
6.45%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 06/01/35 (e)	51	53
6.49%, (1 Year Treasury + 2.37%), 09/01/35 (e)	73	75
6.53%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.66%), 10/01/35 (e)	13	13
5.76%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.61%), 03/01/36 (e)	26	27
7.50%, 06/01/38	83	88
7.00%, 03/01/39	96	101
4.00%, 12/01/49	395	377
2.50%, 01/01/52	1,182	1,010
4.50%, 09/01/52 - 02/01/53	4,685	4,538
5.50%, 07/01/53 - 07/01/55	5,517	5,565
6.50%, 09/01/54	142	147
5.00%, 02/01/55 - 06/01/55	247	244
Federal National Mortgage Association, Inc.
3.50%, 11/01/26 - 01/01/52	1,939	1,802
3.00%, 09/01/28 - 02/01/35	810	789
6.50%, 07/01/32 - 06/01/55	1,260	1,306
6.00%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 03/01/33 (e)	1	1
5.71%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.41%), 06/01/33 (e)	2	2
6.21%, (1 Year Treasury + 2.16%), 06/01/33 (e)	25	25
5.84%, (1 Year Treasury + 2.01%), 07/01/33 (e)	1	1
5.00%, 10/01/33 - 01/01/56	11,701	11,642
5.50%, 10/01/33 - 10/01/55	14,273	14,471
5.84%, (1 Year Treasury + 2.21%), 12/01/33 (e)	40	41
6.00%, 03/01/34 - 02/01/49	1,407	1,468
6.30%, (1 Year Treasury + 2.30%), 04/01/34 (e)	1	—
6.20%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.59%), 10/01/34 (e)	2	2
5.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.35%), 11/01/34 (e)	1	1
6.21%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.67%), 11/01/34 (e)	5	6
6.23%, (1 Year Treasury + 2.36%), 11/01/34 (e)	29	30
5.92%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.61%), 12/01/34 (e)	2	2
5.80%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.54%), 01/01/35 (e)	6	6
5.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.55%), 01/01/35 (e)	3	3
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 01/01/35 (e)	2	2
6.03%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.67%), 01/01/35 (e)	4	4
5.83%, (1 Year Treasury + 2.19%), 02/01/35 (e)	7	7
5.87%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (e)	2	2
6.18%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.36%), 03/01/35 (e)	4	4
5.45%, (1 Year Treasury + 1.82%), 04/01/35 (e)	47	48
6.66%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 04/01/35 (e)	7	7
6.99%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.99%), 04/01/35 (e)	23	24
6.18%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.43%), 05/01/35 (e)	14	15
6.29%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.42%), 05/01/35 (e)	18	18
6.51%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.64%), 05/01/35 (e)	5	5
6.25%, (1 Year Treasury + 2.30%), 06/01/35 (e)	46	48
6.32%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 06/01/35 (e)	37	38
6.62%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.84%), 07/01/35 (e)	8	9
6.37%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 08/01/35 (e)	21	21
6.06%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 11/01/35 (e)	4	5
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 02/01/36 (e)	24	25
6.74%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.74%), 03/01/36 (e)	27	28
4.50%, 09/01/39 - 10/01/48	1,948	1,929

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
4.00%, 08/01/43 - 09/01/52	3,108	2,943
2.00%, 10/01/50	514	419
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	712	721
6.00%, 07/15/36	246	255
4.50%, 09/20/40	163	162
3.50%, 03/20/43 - 04/20/43	764	720
4.00%, 09/20/45 - 10/20/50	895	853
3.00%, 09/20/47 - 09/20/49	1,304	1,178
Government National Mortgage Association II
3.50%, 07/20/52	2,717	2,507
4.00%, 10/20/52	632	596
		66,658
Collateralized Mortgage Obligations 0.8%
Connecticut Avenue Securities Trust 2025-R03
Series 2025-2A1-R03, REMIC, 5.11%, (SOFR 30-Day Average + 1.45%), 03/27/45 (e)	403	404
Connecticut Avenue Securities Trust 2025-R06
Series 2025-1M1-R06, REMIC, 4.61%, (SOFR 30-Day Average + 0.95%), 09/25/45 (e)	626	624
Federal Home Loan Mortgage Corporation
Series 2021-M2-DNA7, REMIC, 5.46%, (SOFR 30-Day Average + 1.80%), 11/25/41 (e)	895	898
Series 2022-M1B-DNA2, REMIC, 6.06%, (SOFR 30-Day Average + 2.40%), 02/25/42 (e)	208	210
Series 2023-A1-HQA3, REMIC, 5.51%, (SOFR 30-Day Average + 1.85%), 11/25/43 (e)	453	455
Series 2024-A1-HQA1, REMIC, 4.91%, (SOFR 30-Day Average + 1.25%), 03/25/44 (e)	1,774	1,775
Series 2025-A1-DNA1, REMIC, 4.61%, (SOFR 30-Day Average + 0.95%), 01/25/45 (e)	260	260
Federal National Mortgage Association, Inc.
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	931	886
Freddie Mac STACR REMIC Trust 2025-DNA4
Series 2025-A1-DNA4, REMIC, 4.56%, (SOFR 30-Day Average + 0.90%), 10/25/29 (e)	1,308	1,302
Series 2025-M1-DNA4, REMIC, 4.76%, (SOFR 30-Day Average + 1.10%), 10/25/29 (e)	477	476
Series 2025-M1-DNA3, REMIC, 4.76%, (SOFR 30-Day Average + 1.10%), 09/25/45 (e)	789	787
		8,077
Sovereign 0.4%
Government of Saudi Arabia
5.13%, 01/13/28 (a)	1,270	1,280
Korea Housing Finance Corporation
4.63%, 02/24/28 (a)	2,500	2,521
		3,801
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A1-K753, REMIC, 4.60%, 06/25/30	959	960
FREMF 2020-K737 Mortgage Trust
Series 2020-B-K737, REMIC, 3.43%, 11/25/26 (e)	900	892
		1,852
Total Government And Agency Obligations (cost $245,392)		244,103
SHORT TERM INVESTMENTS 3.1%
Commercial Paper 2.1%
Crown Castle Inc.
4.18%, 04/09/26 (j)	2,220	2,218
Edison International
4.26%, 04/27/26 (j)	2,220	2,213
Harley-Davidson Funding Corp.
4.23%, 04/17/26 (j)	1,890	1,886
HCA Inc.
4.26%, 05/12/26 (j)	3,275	3,258
4.31%, 05/14/26 (j)	2,290	2,278
4.26%, 05/18/26 (j)	2,240	2,227
International Flavors & Fragrances Inc.
4.41%, 04/30/26 (j)	2,680	2,671
Stanley Black & Decker, Inc.
4.04%, 04/02/26 (j)	2,240	2,239
Stellantis Financial Services US Corp.
4.46%, 05/29/26 (j)	2,620	2,601
		21,591
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.53% (k) (l)	1,500	1,500
T. Rowe Price Government Reserve Fund, 3.66% (k) (l)	6,179	6,179
		7,679
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (k) (l)	3,191	3,191
Total Short Term Investments (cost $32,464)		32,461
Total Investments 100.7% (cost $1,048,382)		1,046,257
Total Purchased Options 0.0% (cost $150)		101
Other Derivative Instruments (0.0)%		(50)
Other Assets and Liabilities, Net (0.7)%		(7,683)
Total Net Assets 100.0%		1,038,625

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $143,799 and 13.8% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was on loan as of March 31, 2026.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(h) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	4,755	84,198	87,453	21	—	—	1,500	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.63% - Class SL	1,628	9,247	7,684	11	—	—	3,191	0.3
T. Rowe Price Government Reserve Fund, 3.66%	7,246	164,831	165,898	80	—	—	6,179	0.6
	13,629	258,276	261,035	112	—	—	10,870	1.0

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Advanced Info Service PLC., 4.26%, 03/04/31	02/24/26	1,280	1,262	0.1
Corporacion Nacional del Cobre de Chile, 3.63%, 08/01/27	01/22/25	413	416	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	02/12/25	2,373	2,412	0.2
DP World Crescent Limited, 4.85%, 09/26/28	11/12/25	2,710	2,643	0.3
EQUATE Petrochemical, 2.63%, 04/28/28	05/20/25	2,261	2,209	0.2
First Abu Dhabi Bank P.J.S.C., 5.13%, 10/13/27	04/15/25	2,825	2,807	0.3
KT&G Corporation, 5.00%, 05/02/28	04/24/25	1,260	1,274	0.1
PT Bank Mandiri (Persero) Tbk., 5.50%, 04/04/26	09/27/24	1,710	1,710	0.2
Saudi Arabian Mining Company, 5.25%, 02/13/30	09/24/25	634	619	0.1
Tengizchevroil Finance Company S.a.r.l., 4.00%, 08/15/26	01/28/25	1,114	1,116	0.1
		16,580	16,468	1.6

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	211	September 2026	50,891	8	(74)
United States 2 Year Note	1,480	July 2026	309,376	117	(2,357)
				125	(2,431)
Short Contracts
United States 10 Year Note	(217)	June 2026	(24,383)	(51)	286
United States 10 Year Ultra Bond	(78)	June 2026	(9,049)	(23)	195
United States 5 Year Note	(634)	July 2026	(69,223)	(94)	637
United States Ultra Bond	(32)	June 2026	(3,845)	(7)	115
				(175)	1,233

JNL/T. Rowe Price Short-Term Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.46, 06/17/26	CIT	Put	55.00	06/17/26	184,600,000	184,600	101

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	444,452	—	444,452
Non-U.S. Government Agency Asset-Backed Securities	—	325,241	—	325,241
Government And Agency Obligations	—	244,103	—	244,103
Short Term Investments	10,870	21,591	—	32,461
	10,870	1,035,387	—	1,046,257
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,233	—	—	1,233
OTC Purchased Options	—	101	—	101
	1,233	101	—	1,334

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Short-Term Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,431)	—	—	(2,431)
	(2,431)	—	—	(2,431)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 90.7%
Communication Services 15.6%
Black Pearl Compute LLC
6.13%, 02/15/31 (a)	888	904
CCO Holdings, LLC
7.38%, 03/01/31 (a) (b)	2,465	2,510
7.00%, 02/01/33 (a)	2,580	2,590
Digicel International Finance Limited
8.63%, 08/01/32 (a)	2,398	2,433
DIRECTV Financing, LLC
8.88%, 02/01/30 (a)	3,328	3,310
EchoStar Corporation
10.75%, 11/30/29	2,535	2,733
Getty Images, Inc.
10.50%, 11/15/30 (a)	1,238	1,118
Gray Media, Inc.
7.25%, 08/15/33 (a)	980	987
Level 3 Financing, Inc.
6.88%, 06/30/33 (a)	2,440	2,482
7.00%, 03/31/34 (a)	1,469	1,503
Maya
7.00%, 04/15/32 (a)	2,455	2,453
Midcontinent Communications
8.00%, 08/15/32 (a)	2,446	2,271
Nexstar Media Group, Inc.
7.25%, 04/15/34 (a)	2,728	2,735
Sinclair Television Group, Inc.
8.13%, 02/15/33 (a)	1,545	1,574
VZ Secured Financing B.V.
7.50%, 01/15/33 (a)	2,492	2,352
Windstream Services, LLC
8.25%, 10/01/31 (a)	1,805	1,890
7.50%, 10/15/33 (a)	1,654	1,717
Wulf Compute LLC
7.75%, 10/15/30 (a)	2,481	2,622
		38,184
Energy 14.7%
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (a)	2,410	2,445
Crescent Energy Finance LLC
8.38%, 01/15/34 (a)	2,530	2,645
Enbridge Inc.
8.25%, 01/15/84	2,310	2,436
Energy Transfer LP
6.50%, 02/15/56	1,400	1,384
6.75%, 02/15/56	1,400	1,394
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (a)	2,410	2,514
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (a)	2,580	2,571
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (a)	2,420	2,487
PBF Holding Company LLC
9.88%, 03/15/30 (a) (b)	240	257
7.88%, 09/15/30 (a)	2,575	2,641
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	2,395	2,484
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55	4,720	4,909
Sunoco LP
7.88%, (100, 09/18/30) (a) (c)	2,483	2,515
USA Compression Finance Corp.
6.25%, 10/01/33 (a)	2,495	2,479
Venture Global Plaquemines LNG, LLC
6.75%, 01/15/36 (a)	245	259
Weatherford International Ltd.
6.75%, 10/15/33 (a)	2,480	2,521
		35,941
Consumer Discretionary 11.6%
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (a)	3,139	2,398
Avianca MidCo 2 PLC
9.63%, 02/14/30 (a)	1,810	1,686
Azul Secured Finance LLP
9.88%, 02/15/31 (a)	1,465	1,293
Caesars Entertainment, Inc.
6.00%, 10/15/32 (a) (b)	740	681
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (a)	2,384	2,464
Hilton Domestic Operating Company Inc.
5.75%, 09/15/33 (a)	2,430	2,418
K. Hovnanian Enterprises, Inc.
8.38%, 10/01/33 (a)	2,470	2,438
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (a)	2,355	2,426
LGI Homes, Inc.
8.75%, 12/15/28 (a)	2,325	2,377
Odeon Finco PLC
12.75%, 11/01/27 (a)	870	898
Six Flags Operations Inc.
7.25%, 05/15/31 (a) (b)	2,593	2,496
Univision Communications Inc.
9.38%, 08/01/32 (a)	1,740	1,793
Voyager Parent, LLC
9.25%, 07/01/32 (a)	3,030	3,144
Warnermedia Holdings, Inc.
5.05%, 03/15/42	2,568	1,706
		28,218
Industrials 10.7%
Bombardier Inc.
7.25%, 07/01/31 (a)	2,335	2,444
Deluxe Corporation
8.13%, 09/15/29 (a)	2,380	2,477
ESAB Corporation
5.63%, 04/01/31 (a)	2,445	2,462
Herc Holdings Inc.
6.00%, 03/15/34 (a)	2,545	2,457
JetBlue Airways Corporation
9.88%, 09/20/31 (a) (b)	1,605	1,517
LATAM Airlines Group S.A.
7.88%, 04/15/30 (a)	2,755	2,783
7.63%, 01/07/31 (a)	825	835
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (a)	2,537	2,537
Onesky Flight, LLC
8.88%, 12/15/29 (a)	2,403	2,479
Quikrete Holdings, Inc.
6.75%, 03/01/33 (a)	2,415	2,444
RXO Inc
6.38%, 05/15/31 (a)	2,574	2,466
TransDigm Inc.
6.00%, 01/15/33 (a)	1,204	1,204
		26,105
Financials 10.1%
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (a)	2,400	2,421
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (a)	2,540	2,295
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (a)	2,838	3,015
Asurion LLC
8.00%, 12/31/32 (a)	2,335	2,423
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (a)	2,280	2,390
Bread Financial Payments, Inc.
6.75%, 05/15/31 (a)	3,124	3,101
Encore Capital Group, Inc.
6.63%, 04/15/31 (a) (b)	2,520	2,509
FirstCash, Inc.
6.88%, 03/01/32 (a)	1,655	1,684
OneMain Finance Corporation
6.50%, 03/15/33	2,513	2,403
Osaic Holdings, Inc.
6.75%, 08/01/32 (a)	2,405	2,405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Saks Global Enterprises LLC
0.00%, 12/15/29 (a) (b) (d) (e)	4,760	12
		24,658
Health Care 6.3%
1261229 B.C. Ltd.
10.00%, 04/15/32 (a)	2,455	2,516
Community Health Systems, Inc.
9.75%, 01/15/34 (a)	2,460	2,553
Genmab A/S
7.25%, 12/15/33 (a)	1,800	1,878
Heartland Dental, LLC
10.50%, 04/30/28 (a)	968	995
Herbalife International, Inc.
4.88%, 06/01/29 (a)	2,579	2,408
IQVIA Inc.
6.25%, 06/01/32 (a)	2,455	2,493
Tenet Healthcare Corporation
5.50%, 11/15/32 (a)	2,525	2,500
		15,343
Utilities 5.7%
Edison International
8.13%, 06/15/53	1,975	2,013
7.88%, 06/15/54	1,720	1,759
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (a)	2,495	2,486
Talen Energy Supply, LLC
6.50%, 02/01/36 (a)	2,717	2,736
The Southern Company
6.00%, 04/01/58	2,436	2,444
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	2,474	2,498
		13,936
Real Estate 4.2%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (a)	3,199	3,199
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	2,466	2,414
VICI Properties L.P.
5.63%, 05/15/52	5,169	4,622
		10,235
Materials 4.1%
Celanese US Holdings LLC
7.38%, 02/15/34	2,565	2,626
First Quantum Minerals Ltd.
8.63%, 06/01/31 (a)	2,424	2,500
8.00%, 03/01/33 (a)	575	594
6.38%, 02/15/36 (a)	1,879	1,798
Ivanhoe Mines Ltd.
7.88%, 01/23/30 (a)	2,405	2,434
		9,952
Consumer Staples 4.0%
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (a) (b)	3,585	3,603
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (a) (b)	1,220	1,070
ION Platform Finance S.a r.l.
7.88%, 09/30/32 (a)	2,504	1,941
Williams Scotsman, Inc.
7.38%, 10/01/31 (a)	3,010	3,085
		9,699
Information Technology 3.7%
Cloud Software Group, Inc.
8.25%, 06/30/32 (a)	2,470	2,334
Kioxia Holdings Corporation
6.63%, 07/24/33 (a)	1,200	1,233
McAfee Corp.
7.38%, 02/15/30 (a)	3,071	2,534
Oak-Eagle Acquireco, Inc.
8.75%, 07/01/34 (a)	2,726	2,855
		8,956
Total Corporate Bonds And Notes (cost $227,494)		221,227
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC	5	2
Total Common Stocks (cost $16)		2
SHORT TERM INVESTMENTS 7.4%
Investment Companies 4.4%
JNL Government Money Market Fund - Class I, 3.53% (f) (g)	2,814	2,814
T. Rowe Price Government Reserve Fund, 3.66% (f) (g)	7,974	7,974
		10,788
Securities Lending Collateral 3.0%
JNL Government Money Market Fund - Class SL, 3.63% (f) (g)	7,415	7,415
Total Short Term Investments (cost $18,203)		18,203
Total Investments 98.1% (cost $245,713)		239,432
Other Assets and Liabilities, Net 1.9%		4,579
Total Net Assets 100.0%		244,011

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $190,798 and 78.2% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Non-income producing security.

(e) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/T. Rowe Price U.S. High Yield Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	858	10,033	8,077	5	—	—	2,814	1.2
JNL Government Money Market Fund, 3.63% - Class SL	6,567	21,366	20,518	84	—	—	7,415	3.0
T. Rowe Price Government Reserve Fund, 3.66%	8,460	32,816	33,302	82	—	—	7,974	3.3
	15,885	64,215	61,897	171	—	—	18,203	7.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	221,227	—	221,227
Common Stocks	2	—	—	2
Short Term Investments	18,203	—	—	18,203
	18,205	221,227	—	239,432

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 98.8%
Financials 19.2%
Allstate Corporation, The	227	47,120
American Express Company	158	47,774
Annaly Capital Management, Inc.	573	12,111
Apollo Global Management, Inc.	41	4,524
Bank of America Corporation	1,167	56,871
Berkshire Hathaway Inc. - Class B (a)	250	119,657
Charles Schwab Corporation, The	681	63,965
Chubb Limited	69	22,446
Citigroup Inc.	188	21,328
CME Group Inc. - Class A	48	14,229
Federal National Mortgage Association, Inc. (a) (b)	442	3,208
Fifth Third Bancorp	797	37,051
Goldman Sachs Group, Inc., The	26	22,062
Huntington Bancshares Incorporated	820	12,830
Intercontinental Exchange, Inc.	390	61,409
JPMorgan Chase & Co.	459	134,964
MetLife, Inc.	227	16,030
Morgan Stanley	203	33,435
Progressive Corporation, The	21	4,199
Travelers Companies, Inc., The	71	20,598
Visa Inc. - Class A	105	31,613
		787,424
Industrials 14.8%
AMETEK, Inc.	322	69,105
Caterpillar Inc.	74	52,426
CSX Corporation	983	40,360
Deere & Company	191	107,553
Equifax Inc.	113	20,312
Ingersoll Rand Inc.	242	19,405
Norfolk Southern Corporation	77	22,044
Northrop Grumman Corporation	29	19,682
Old Dominion Freight Line, Inc.	127	24,896
Otis Worldwide Corporation	261	20,141
Parker-Hannifin Corporation	39	34,920
Pentair Public Limited Company	284	24,722
Republic Services, Inc.	222	48,601
W.W. Grainger, Inc.	17	19,089
Westinghouse Air Brake Technologies Corporation	328	82,090
		605,346
Health Care 12.8%
Abbott Laboratories	576	59,133
AstraZeneca PLC	139	27,386
Cencora, Inc.	185	58,114
CVS Health Corporation	382	27,450
Danaher Corporation	19	3,569
Elevance Health, Inc.	51	14,913
Gilead Sciences, Inc.	531	73,966
Johnson & Johnson	274	66,903
Merck & Co., Inc.	210	25,273
Quest Diagnostics Incorporated	121	23,728
Revvity, Inc.	455	39,888
Tenet Healthcare Corporation (a)	262	49,487
UnitedHealth Group Incorporated	210	56,963
		526,773
Information Technology 10.8%
Advanced Micro Devices, Inc. (a)	208	42,313
Analog Devices, Inc.	126	39,978
Arista Networks, Inc. (a)	204	25,103
Cisco Systems, Inc.	638	49,487
Intel Corporation (a)	475	20,953
InterDigital, Inc.	35	10,630
International Business Machines Corporation	107	26,013
Keysight Technologies, Inc. (a)	462	130,544
KLA Corporation	17	25,582
Lam Research Corporation	117	24,926
Salesforce, Inc.	41	7,597
Texas Instruments Incorporated	198	38,429
		441,555
Energy 10.4%
Cenovus Energy Inc.	786	20,845
Chevron Corporation	358	74,134
ConocoPhillips	738	97,395
Exxon Mobil Corporation	244	41,370
Range Resources Corporation	1,165	52,620
SLB Limited	1,004	51,576
TechnipFMC PLC	671	46,376
Valero Energy Corporation	171	42,205
		426,521
Communication Services 7.0%
Alphabet Inc. - Class A	305	87,805
Alphabet Inc. - Class C	252	72,222
Meta Platforms, Inc. - Class A	31	17,571
Netflix, Inc. (a)	280	26,893
T-Mobile US, Inc.	206	43,285
Walt Disney Company, The	424	40,827
		288,603
Consumer Discretionary 6.6%
Amazon.com, Inc. (a)	99	20,694
AutoZone, Inc. (a)	15	51,336
Booking Holdings Inc.	12	48,747
Home Depot, Inc., The	115	37,816
Lowe`s Companies, Inc.	114	26,933
McDonald's Corporation	193	59,993
Tractor Supply Company	583	26,410
		271,929
Consumer Staples 6.1%
Colgate-Palmolive Company	383	32,617
Dollar Tree, Inc. (a)	285	31,273
Mondelez International, Inc. - Class A	1,261	72,701
Philip Morris International Inc.	252	41,666
Procter & Gamble Company, The	513	74,077
		252,334
Materials 4.2%
Ball Corporation	486	28,756
Corteva, Inc.	104	8,714
International Paper Company	972	34,709
Linde Public Limited Company	124	61,339
Martin Marietta Materials, Inc.	34	20,192
Packaging Corporation of America	93	19,843
		173,553
Utilities 3.5%
Ameren Corporation	380	41,795
Atmos Energy Corporation	12	2,311
Constellation Energy Group, Inc.	95	26,529
The Southern Company	705	68,037
XCEL Energy Inc.	56	4,415
		143,087
Real Estate 3.4%
Equity Lifestyle Properties, Inc.	328	20,468
Essex Property Trust, Inc.	87	21,142
Public Storage Operating Company	139	37,748
VICI Properties Inc.	597	16,302
Welltower Inc.	221	43,654
		139,314
Total Common Stocks (cost $3,393,473)		4,056,439
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	3,769	3,769
T. Rowe Price Government Reserve Fund, 3.66% (c) (d)	40,281	40,281
		44,050
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	136	136
Total Short Term Investments (cost $44,186)		44,186
Total Investments 99.9% (cost $3,437,659)		4,100,625
Other Assets and Liabilities, Net 0.1%		4,052
Total Net Assets 100.0%		4,104,677

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	3,962	43,554	43,747	37	—	—	3,769	0.1
JNL Government Money Market Fund, 3.63% - Class SL	224	52,965	53,053	39	—	—	136	—
T. Rowe Price Government Reserve Fund, 3.66%	1,194	144,545	105,458	149	—	—	40,281	1.0
	5,380	241,064	202,258	225	—	—	44,186	1.1
Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,056,439	—	—	4,056,439
Short Term Investments	44,186	—	—	44,186
	4,100,625	—	—	4,100,625

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 98.3%
China 70.9%
Alibaba Group Holding Limited (a)	31	477
Alibaba Group Holding Limited - ADR	2	197
China Hongqiao Group Limited	90	407
Contemporary Amperex Technology Co., Limited - Class A	12	697
DiDi Global Inc. - Class A - ADR (b)	99	407
HUYA Inc. - Class A - ADR (b)	68	225
Jiangsu Zhongtian Technology Co., Ltd. - Class A	122	539
Kingsoft Cloud Holdings Limited (a) (b)	320	288
Kweichow Moutai Co., Ltd. - Class A	2	483
PDD Holdings Inc. - ADR (b)	2	243
Ping An Insurance (Group) Company of China, Ltd. - Class H	61	472
Shengyi Technology Co., Ltd. - Class A	53	421
Sieyuan Electric Co., Ltd. - Class A	15	445
Tencent Holdings Limited	15	973
Trip.com Group Limited - ADR	3	149
WuXi AppTec Co., Ltd. - Class A	36	524
		6,947
Hong Kong 16.4%
Futu Holdings Limited - ADR (b)	2	316
Melco Resorts & Entertainment Limited - ADR (b)	29	163
TIME Interconnect Technology Limited (a)	179	358
Wasion Holdings Limited	213	772
		1,609
Taiwan 4.8%
Foxconn Interconnect Technology Limited (a) (b)	516	464
United States of America 3.7%
ACM Research, Inc. - Class A (b)	9	361
Netherlands 2.5%
Prosus N.V. - ADR	27	246
Total Common Stocks (cost $9,656)		9,627
SHORT TERM INVESTMENTS 2.1%
Investment Companies 2.1%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	209	209
Total Short Term Investments (cost $209)		209
Total Investments 100.4% (cost $9,865)		9,836
Other Assets and Liabilities, Net (0.4)%		(37)
Total Net Assets 100.0%		9,799

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/WCM China Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	295	3,208	3,294	4	—	—	209	2.1
JNL Government Money Market Fund, 3.63% - Class SL	243	1,798	2,041	4	—	—	—	—
	538	5,006	5,335	8	—	—	209	2.1

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	08/13/25	589	477	4.9
Foxconn Interconnect Technology Limited	03/25/26	499	464	4.7
Kingsoft Cloud Holdings Limited	11/20/25	256	288	2.9
TIME Interconnect Technology Limited	11/20/25	355	358	3.7
		1,699	1,587	16.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	2,307	7,320	—	9,627
Short Term Investments	209	—	—	209
	2,516	7,320	—	9,836

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.9%
United Kingdom 17.9%
3i Group PLC	1,186	38,758
AstraZeneca PLC	271	52,566
BAE Systems PLC	3,329	97,681
British American Tobacco P.L.C.	582	33,718
Experian PLC	668	23,157
Lloyds Banking Group PLC	24,896	30,803
Rolls-Royce Holdings PLC	6,662	101,021
		377,704
United States of America 17.7%
AON Public Limited Company - Class A	81	26,116
Arch Capital Group Ltd. (a)	523	50,183
Ferguson Enterprises Inc.	183	42,585
Linde Public Limited Company	80	39,661
Medtronic, Inc.	471	40,815
Philip Morris International Inc.	473	78,201
Seagate Technology Holdings Public Limited Company	175	68,415
Waste Connections, Inc.	164	26,598
		372,574
Germany 12.9%
Deutsche Borse Aktiengesellschaft - Class N	120	35,137
Rheinmetall Aktiengesellschaft	17	29,164
SAP SE	200	34,184
Siemens Energy AG	1,022	173,187
		271,672
Taiwan 6.6%
Taiwan Semiconductor Manufacturing Company Limited - ADR	414	139,813
Netherlands 6.6%
Adyen N.V. (a) (b)	30	29,939
ASM International N.V.	42	32,158
ASML Holding N.V. - ADR	59	77,669
		139,766
Canada 6.2%
Canadian Natural Resources Limited	921	44,945
Canadian Pacific Kansas City Limited	664	52,248
Shopify Inc. - Class A (a)	271	32,121
		129,314
France 4.2%
Safran	179	58,524
Societe Generale	418	30,589
		89,113
Switzerland 4.2%
Novartis AG - Class N	290	43,970
UBS Group AG	1,132	44,101
		88,071
Singapore 4.1%
Sea Limited - Class A - ADR (a)	1,032	85,464
Japan 3.3%
Mitsubishi Heavy Industries, Ltd.	1,108	30,398
Nintendo Co., Ltd.	670	37,967
		68,365
South Korea 3.0%
Samsung Electronics Co., Ltd.	223	26,170
SK Hynix Inc.	66	37,671
		63,841
China 2.3%
Tencent Holdings Limited	752	47,329
Sweden 2.2%
Spotify Technology S.A. (a)	96	46,757
Israel 2.1%
Teva Pharmaceutical Industries Ltd. - ADR (a)	1,434	43,182
Brazil 1.9%
NU Holdings Ltd. - Class A (a)	2,815	40,450
India 1.7%
ICICI Bank Limited - ADR	1,361	35,249
Total Common Stocks (cost $1,646,532)		2,038,664
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	38,819	38,819
Total Short Term Investments (cost $38,819)		38,819
Total Investments 98.7% (cost $1,685,351)		2,077,483
Other Assets and Liabilities, Net 1.3%		27,542
Total Net Assets 100.0%		2,105,025

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	77,327	197,685	236,193	529	—	—	38,819	1.8
JNL Government Money Market Fund, 3.63% - Class SL	—	50,057	50,057	—	—	—	—	—
	77,327	247,742	286,250	529	—	—	38,819	1.8

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/28/22	35,535	29,939	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	—	377,704	—	377,704
United States of America	372,574	—	—	372,574
Germany	—	271,672	—	271,672
Taiwan	139,813	—	—	139,813
Netherlands	77,669	62,097	—	139,766
Canada	129,314	—	—	129,314
France	—	89,113	—	89,113
Switzerland	—	88,071	—	88,071
Singapore	85,464	—	—	85,464
Japan	—	68,365	—	68,365
South Korea	—	63,841	—	63,841
China	—	47,329	—	47,329
Sweden	46,757	—	—	46,757
Israel	43,182	—	—	43,182
Brazil	40,450	—	—	40,450
India	35,249	—	—	35,249
Short Term Investments	38,819	—	—	38,819
	1,009,291	1,068,192	—	2,077,483

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 65.9%
Financials 28.0%
1RT Acquisition Corp. (a)	1	6
A Paradise Acquisition Corp. (a)	2	17
A Paradise Acquisition Corp. - Class A (a)	18	186
AA Mission Acquisition Corp. II - Class A (a)	8	77
Abony Acquisition Corp. I (a)	2	20
Activate Energy Acquisition Corp. (a)	6	56
Activate Energy Acquisition Corp. - Class A (a)	4	40
AI Infrastructure Acquisition Corp. (a)	6	66
AI Infrastructure Acquisition Corp. - Class A (a)	4	42
Aldabra 4 Liquidity Opportunity Vehicle Inc. (a)	4	40
American Drive Acquisition Company (a)	3	25
Andretti Acquisition Corp. II - Class A (a)	9	95
Apex Treasury Corporation (a)	2	25
Apex Treasury Corporation - Class A (a)	16	160
Archimedes Tech Spac Partners II Co. (a)	9	99
Archimedes Tech SPAC Partners III Co. (a)	2	16
Armada Acquisition Corp. II - Class A (a)	12	122
Axiom Intelligence Acquisition Corp 1 - Class A (a)	11	111
Bain Capital GSS Investment Corp. (a)	4	41
Barclays PLC - Class A (a)	4	37
Berto Acquisition Corp. (a)	11	117
BEST SPAC I Acquisition Corp. - Class A (a)	1	8
Bitcoin Infrastructure Acquisition Corp. Ltd. (a)	4	35
Blue Acquisition Corp (a)	2	21
Blue Water Acquisition Corp. III - Class A (a)	9	95
Blue Water Acquisition Corp. IV (a)	2	16
Blueport Acquisition Ltd. - Class A (a)	2	16
Bluerock Acquisition Corp. (a)	4	40
Brighthouse Financial, Inc. (a)	1	88
BTC Development Corp. (a)	1	8
Cal Redwood Acquisition Corp. - Class A (a)	16	165
Calisa Acquisition Corp (a)	—	3
Cambridge Acquisition Corp. (a)	3	32
Cantaloupe, Inc. (a)	2	17
Cantor Equity Partners I, Inc. - Class A (a)	2	22
Cantor Equity Partners III, Inc. - Class A (a)	1	8
Cantor Equity Partners V, Inc. - Class A (a)	7	73
Cartesian Growth Corp III - Class A (a)	3	30
Centurion Acquisition Corp. - Class A (a)	—	—
Championsgate Acquisition Corporation (a)	1	10
Chenghe Acquisition III Co. (a)	4	45
Chenghe Acquisition III Co. - Class A (a)	—	—
Churchill Capital Corp XI (a)	1	9
CO2 Energy Transition Corp. (a)	36	378
Cohen Circle Acquisition Corp. II (a)	3	36
Colombier Acquisition Corp. III (a)	1	14
Columbus Circle Capital Corp II (a)	2	24
Copley Acquisition Corp. (a)	4	40
Crane Harbor Acquisition Corp. II (a)	1	8
Crown Reserve Acquisition Corp. I (a)	4	41
Crown Reserve Acquisition Corp. I - Class A (a)	10	97
CSLM Digital Asset Acquisition Corp III Ltd. (a)	6	65
CSLM Digital Asset Acquisition Corp III Ltd. - Class A (a)	10	104
D. Boral Arc Acquisition I Corp. - Class A (a)	8	79
Daedalus Special Acquisition Corp. (a)	2	23
DigitalBridge Group, Inc. - Class A (b) (c)	57	876
Drugs Made in America Acquisition II Corp. (a)	8	81
Drugs Made in America Acquisition II Corp. (a)	8	80
DT Cloud Star Acquisition Corporation (a)	7	83
Dune Acquisition Corporation II - Class A (a)	6	63
Dynamix Corporation III (a)	1	8
EGH Acquisition Corp. - Class A (a)	1	14
Emmis Acquisition Corp. - Class A (a)	3	28
EQV Ventures Acquisition Corp. (a)	13	127
Eureka Acquisition Corp - Class A (a)	1	9
FG Merger II Corp. (a)	19	195
Fifth Era Acquisition Corp I - Class A (a)	1	14
FIGX Capital Acquisition Corp. (a)	1	14
FIGX Capital Acquisition Corp. - Class A (a)	2	21
Flagship Acquisition Corporation (a)	1	9
Future Vision II Acquisition Corp. (a)	7	70
FutureCrest Acquisition Corp. (a)	—	2
Galata Acquisition Corp. II - Class A (a)	3	28
Gesher Acquisition Corp. II - Class A (a)	4	43
GigCapital7 Corp. - Class A (a)	2	17
GigCapital8 Corp. - Class A (a)	21	213
GigCapital9 Corp. (a)	5	48
GigCapital9 Corp. - Class A (a)	2	16
Globa Terra Acquisition Corp - Class A (a)	22	227
Gores Holdings X, Inc. - Class A (a)	8	87
GP-Act III Acquisition Corp. - Class A (a)	3	27
Graf Global Corp. - Class A (a)	4	43
GSR IV Acquisition Corp. - Class A (a)	10	105
Harvard Ave Acquisition Corp. (a)	10	98
Haymaker Acquisition Corp. IV - Class A (a)	12	142
HCM III Acquisition Corp. (a)	—	4
Highview Merger Corp. - Class A (a)	3	27
Idea Acquisition Corp. (a)	2	24
Illumination Acquisition Corp. I (a)	2	24
Indigo Acquisition Corp. (a)	4	41
Infinite Eagle Acquisition Corp. (a)	1	8
Inflection Point Acquisition Corp. V - Class A (a)	1	12
Iron Horse Acquisitions Corp. II (a)	3	25
ITHAX Acquisition Corp III (a)	4	40
Janus Henderson Group PLC	5	234
Jena Acquisition Corporation II - Class A (a)	15	152
K&F Growth Acquisition Corp. II - Class A (a)	3	36
Kochav Defense Acquisition Corp. - Class A (a)	5	49
KRAKacquisition Corp. (a)	1	8
LaFayette Acquisition Corp. (a)	3	33
Lafayette Digital Acquisition Corp. I (a)	2	16
Lake Superior Acquisition Corp. (a)	4	41
Lake Superior Acquisition Corp. - Class A (a)	3	32
Lakeshore Acquisition III Corp. (a)	11	117
Launchpad Cadenza Acquisition Corp. I (a)	6	57
Leapfrog Acquisition Corp (a)	2	20
Legato Merger Corp. IV (a)	2	24
LightWave Acquisition Corp. - Class A (a)	12	123
Lionheart Holdings - Class A (a)	6	70
Live Oak Acquisition Corp. V - Class A (a)	9	94
M Evo Global Acquisition Corp. II (a)	5	47
M3-Brigade Acquisition VI Corp. (a)	1	8
McKinley Acquisition Corporation (a)	2	16
McKinley Acquisition Corporation - Class A (a)	12	120
Mercer Park Opportunities Corp - Class A (a)	4	46
Meshflow Acquisition Corp (a)	6	55
Miluna Acquisition Corp - Class A (a)	7	73
Mountain Lake Acquisition Corp. - Class A (a)	11	117
Mountain Lake Acquisition Corp. II (a)	10	98
Mozayyx Acquisition Corp. (a)	3	32
Muzero Acquisition Corp. (a)	3	32
New Providence Acquisition Corp. III - Class A (a)	18	183
Newbury Street Acquisition Corporation - Class A (a)	13	141
NewHold Investment Corp. III - Class A (a)	4	40
NMP Acquisition Corp. - Class A (a)	8	82
Origin Investment Corp I (a)	4	41
OTG Acquisition Corp. I (a)	2	20
Oxley Bridge Acquisition Ltd. - Class A (a)	17	172
Oyster Enterprises II Acquisition Corp - Class A (a)	11	112
Perimeter Acquisition Corp. I - Class A (a)	2	25
Pioneer Acquisition I Corp - Class A (a)	18	181
Praetorian Acquisition Corp. (a)	2	24
ProCap Acquisition Corp (a)	1	12
ProCap Acquisition Corp - Class A (a)	4	41
Proem Acquisition Corp. I (a)	2	20
Pyrophyte Acquisition Corp. II - Class A (a)	4	41
Quantumsphere Acquisition Corporation (a)	2	16
Quantumsphere Acquisition Corporation (a)	4	41
Quartzsea Acquisition Corporation (a)	12	122
Real Asset Acquisition Corp. - Class A (a)	4	38
Republic Digital Acquisition Company - Class A (a)	13	135
Ribbon Acquisition Corp. - Class A (a)	1	16
Roman DBDR Acquisition Corp. II (a)	3	34
SC II Acquisition Corp. - Class A (a)	8	80

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Siddhi Acquisition Corp. - Class A (a)	23	234
Silicon Valley Acquisition Corp. (a)	3	28
Silver Pegasus Acquisition Corp. (a)	2	21
Silver Pegasus Acquisition Corp. - Class A (a)	6	57
SilverBox Corp IV - Class A (a)	5	50
SilverBox Corp V (a)	2	16
SIM Acquisition Corp. I - Class A (a)	5	53
Sizzle Acquisition Corp. - Class A (a)	14	139
Social Commerce Partners Corp. (a)	2	20
Solarius Capital Acquisition Corp. - Class A (a)	10	105
Soren Acquisition Corp. (a)	3	32
Soulpower Acquisition Corp. - Class A (a)	9	91
Space Asset Acquisition Corp. (a)	1	10
Spacsphere Acquisition Corp (a)	8	81
Spring Valley Acquisition Corp. III (a)	1	12
Starry Sea Acquisition Corp. (a)	6	61
Stellar V Capital Corp. - Class A (a)	4	37
Thayer Ventures Acquisition Corporation II - Class A (a)	9	90
Titan Acquisition Corp. - Class A (a)	9	91
Translational Development Acquisition Corp. (a)	3	34
UY Scuti Acquisition Corp. (a)	2	18
Vendome Acquisition Corporation I - Class A (a)	8	85
Viking Acquisition Corp. I (a)	1	12
Voyager Acquisition Corp. - Class A (a) (d)	7	80
Webster Financial Corporation (b)	33	2,272
Wen Acquisition Corp. - Class A (a)	11	111
Westin Acquisition Corp. - Class A (a)	4	36
White Pearl Acquisition Corp (a)	2	24
White Pearl Acquisition Corp - Class A (a)	4	39
Wintergreen Acquisition Corp. (a)	—	1
Wintergreen Acquisition Corp. (a)	4	41
Yorkville Acquisition Corp. - Class A (a)	9	89
		13,478
Industrials 11.2%
Air Lease Corporation - Class A	6	360
Chart Industries, Inc. (a)	—	2
FedEx Corporation (c)	3	997
L3Harris Technologies, Inc. (c)	—	1
Norfolk Southern Corporation (b)	9	2,663
Unifirst Corporation	6	1,387
		5,410
Communication Services 7.9%
Electronic Arts Inc. (c)	2	444
Endeavor Group Holdings, Inc. - Class A (a) (d) (e)	110	3,017
Liberty Broadband Corporation - Series A (a)	4	200
Warner Bros. Discovery, Inc. - Series A (a) (c)	5	133
		3,794
Consumer Discretionary 5.0%
Aptiv PLC (a) (c)	20	1,396
Caesars Entertainment, Inc. (a) (c)	38	1,011
Golden Entertainment, Inc.	—	5
		2,412
Information Technology 4.2%
Clearwater Analytics Holdings, Inc. - Class A (a) (b)	55	1,295
OneStream, Inc. - Class A (a)	14	332
Qorvo, Inc. (a)	5	407
		2,034
Health Care 3.9%
Apellis Pharmaceuticals, Inc. (a)	6	252
Atrium Therapeutics, Inc. (a)	1	13
Hologic, Inc. (a)	9	676
Masimo Corporation (a) (c)	2	402
Penumbra, Inc. (a)	2	511
		1,854
Materials 2.5%
Barrick Mining Corporation (c)	28	1,126
Sealed Air Corporation	2	94
		1,220
Energy 2.5%
Coterra Energy Inc.	29	1,016
Valaris Limited (a)	2	178
		1,194
Consumer Staples 0.7%
Kenvue Inc. (b)	5	94
Keurig Dr Pepper Inc. (c)	9	232
		326
Total Common Stocks (cost $31,983)		31,722
CORPORATE BONDS AND NOTES 12.3%
Communication Services 4.6%
DISH Network Corporation
11.75%, 11/15/27 (f)	221	228
EchoStar Corporation
10.75%, 11/30/29	393	424
Frontier Communications Holdings, LLC
5.88%, 11/01/29	157	158
6.00%, 01/15/30 (f)	276	278
Getty Images, Inc.
14.00%, 03/01/28 (f)	629	599
11.25%, 02/21/30 (f)	600	540
		2,227
Industrials 2.5%
Mauser Packaging Solutions Holding Company
9.25%, 04/15/30 (f)	1,304	1,209
Financials 2.3%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (f)	486	484
MoneyGram International, Inc.
9.00%, 06/01/30 (f)	188	131
SBL Holdings, Inc.
6.50%, (100, 11/13/26) (f) (g)	603	507
		1,122
Real Estate 1.2%
Kennedy-Wilson, Inc.
5.00%, 03/01/31	580	579
Health Care 0.6%
Exact Sciences Corporation
2.00%, 03/01/30 (f) (h)	194	274
Energy 0.4%
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (f)	195	195
Information Technology 0.4%
Conduent Business Services, LLC
6.00%, 11/01/29 (f)	267	185
Materials 0.3%
Illuminate Buyer LLC
9.00%, 07/01/28 (f)	112	112
Total Corporate Bonds And Notes (cost $6,158)		5,903
INVESTMENT COMPANIES 2.7%
BlackRock MuniHoldings Fund Inc	58	654
BlackRock MuniYield Quality Fund	15	161
BlackRock MuniYield Quality Fund III, Inc.	13	135
Eaton Vance Floating-Rate Income Trust	5	51
Franklin Universal Trust	34	273
Total Investment Companies (cost $1,311)		1,274
OTHER EQUITY INTERESTS 2.2%
Altaba Inc. (a) (i) (j)	839	1,053
Pershing Square Tontine Holdings, Ltd. (a) (i) (j)	16	—
Total Other Equity Interests (cost $1,123)		1,053
SENIOR FLOATING RATE INSTRUMENTS 2.0%
Communication Services 2.0%
Syniverse Holdings, Inc.
2022 Term Loan, 10.67%, (3 Month Term SOFR + 7.00%), 05/06/27 (k)	1,061	979
Total Senior Floating Rate Instruments (cost $1,050)		979
RIGHTS 0.8%
Akouos, Inc. (a) (i)	11	5
Axiom Intelligence Acquisition Corp 1 (a)	3	—
BEST SPAC I Acquisition Corp. (a)	1	—
Bristol-Myers Squibb Company (a) (i)	92	92

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Cal Redwood Acquisition Corp. (a)	2	—
Cayson Acquisition Corp. (a)	3	—
Emmis Acquisition Corp. (a)	3	—
ESH Acquisition Corp. (a)	11	1
GSR IV Acquisition Corp. (a)	1	3
Inhibrx, Inc. (a) (i)	4	3
Jena Acquisition Corporation II (a)	7	1
K&F Growth Acquisition Corp. II (a)	4	—
Lakeshore Acquisition III Corp. (a)	7	1
Mountain Lake Acquisition Corp. (a)	6	1
Oyster Enterprises II Acquisition Corp (a)	4	1
Pan American Silver Corp. (a)	446	268
Pershing Square SPARC Holdings, Ltd. (a) (i)	4	1
Sizzle Acquisition Corp. (a)	4	1
Soulpower Acquisition Corp. (a)	5	1
Thayer Ventures Acquisition Corporation II (a)	5	1
Treehouse Foods, Inc. (a) (i)	11	19
UY Scuti Acquisition Corp. (a)	2	—
Total Rights (cost $627)		399
PREFERRED STOCKS 0.8%
Financials 0.8%
Federal Home Loan Mortgage Corporation (a) (g) (l)	21	238
Federal National Mortgage Association, Inc. (a) (f) (g)	12	112
Federal National Mortgage Association, Inc., 8.25%, (25, 05/13/26) (a) (g)	2	23
Total Preferred Stocks (cost $477)		373
WARRANTS 0.1%
AA Mission Acquisition Corp. II (a)	4	1
Alchemy Investments Acquisition Corp 1 (a)	6	1
Aldel Financial II Inc. (a)	3	1
Altenergy Acquisition Corp. (a)	2	—
Archimedes Tech Spac Partners II Co. (a)	3	1
Armada Acquisition Corp. II (a)	1	1
Berto Acquisition Corp. (a)	1	—
Blue Water Acquisition Corp. III (a)	3	1
Cartesian Growth Corp III (a)	—	—
Cartesian Growth Corporation II (a)	2	—
Copley Acquisition Corp. (a)	1	—
Corner Growth Acquisition Corp. (a) (i)	4	—
Dune Acquisition Corporation II (a)	4	1
Galata Acquisition Corp. II (a)	1	—
Gesher Acquisition Corp. II (a)	2	—
Goal Acquisitions Corp. (a) (i)	119	—
Gores Holdings X, Inc. (a)	2	1
Graf Global Corp. (a)	2	—
iLearningEngines, Inc. (a) (i)	16	—
Jaws Mustang Acquisition Corp. (a)	8	—
LeddarTech Holdings Inc. (a)	37	—
LightWave Acquisition Corp. (a)	4	1
Live Oak Acquisition Corp V (a)	1	2
New Providence Acquisition Corp. III (a)	6	1
Newbury Street Acquisition Corporation (a)	4	1
NewHold Investment Corp. III (a)	2	1
Oxley Bridge Acquisition Ltd. (a)	2	—
Perimeter Acquisition Corp. I (a)	1	1
Pioneer Acquisition I Corp (a)	6	1
Republic Digital Acquisition Company (a)	1	—
Roman DBDR Acquisition Corp. II (a)	3	1
Stellar V Capital Corp. (a)	2	—
Target Global Acquisition I Corp. (a) (i)	4	—
Tevogen Bio Holdings Inc. (a)	3	—
Titan Acquisition Corp. (a)	4	1
Voyager Acquisition Corp. (a)	4	1
Wen Acquisition Corp. (a)	3	1
Total Warrants (cost $125)		20
SHORT TERM INVESTMENTS 7.0%
Investment Companies 7.0%
JNL Government Money Market Fund - Class I, 3.53% (m) (n)	3,385	3,385
Total Short Term Investments (cost $3,385)		3,385
Total Investments 93.8% (cost $46,239)		45,108
Total Securities Sold Short (1.0)% (proceeds $446)		(466)
Total Purchased Options 0.4% (cost $212)		187
Other Derivative Instruments (1.7)%		(805)
Other Assets and Liabilities, Net 8.5%		4,090
Total Net Assets 100.0%		48,114

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Shares subject to merger appraisal rights.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $4,854 and 10.1% of the Fund.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Convertible security.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) As of March 31, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (1.0%)
COMMON STOCKS (1.0%)
Energy (0.6%)
Devon Energy Corporation	(6)	(298)
Industrials (0.4%)
Cintas Corporation	—	(50)
Union Pacific Corporation	—	(108)
		(158)
Health Care (0.0%)
Boston Scientific Corporation	—	(10)
Total Common Stocks (proceeds $446)		(466)
Total Securities Sold Short (1.0%) (proceeds $446)		(466)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,227	17,656	16,498	21	—	—	3,385	7.0

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Aptiv PLC	Put	70.00	05/15/26	173	1,211	74
Aptiv PLC	Put	65.00	05/15/26	28	182	6
Barrick Mining Corporation	Put	38.00	05/15/26	104	395	17
Barrick Mining Corporation	Put	36.00	05/15/26	105	378	11
Barrick Mining Corporation	Put	32.00	05/15/26	63	202	2
Caesars Entertainment, Inc.	Put	23.00	06/18/26	162	373	17
Caesars Entertainment, Inc.	Put	18.00	06/18/26	220	396	9
FedEx Corporation	Put	240.00	04/17/26	8	192	—
FedEx Corporation	Put	300.00	05/15/26	20	600	5
Honeywell International Inc.	Put	200.00	05/15/26	48	960	10
Keurig Dr Pepper Inc.	Put	24.00	04/17/26	440	1,056	5
Keurig Dr Pepper Inc.	Put	23.00	06/18/26	88	202	3
Kraft Heinz Company, The	Put	20.00	04/17/26	74	148	—
L3Harris Technologies, Inc.	Put	300.00	04/17/26	7	210	1
L3Harris Technologies, Inc.	Put	310.00	05/15/26	7	217	4
State Street SPDR S&P 500 ETF	Put	615.00	05/15/26	27	1,661	23
						187

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Aptiv PLC	Call	77.50	05/15/26	201	1,558	(28)
Barrick Mining Corporation	Call	43.00	05/15/26	104	447	(22)
Barrick Mining Corporation	Call	40.00	05/15/26	105	420	(36)
Barrick Mining Corporation	Call	37.00	05/15/26	63	233	(33)
Caesars Entertainment, Inc.	Call	27.00	06/18/26	162	437	(34)
Caesars Entertainment, Inc.	Call	22.00	06/18/26	220	484	(123)
DigitalBridge Group, Inc.	Call	16.00	04/17/26	450	720	(4)
DigitalBridge Group, Inc.	Call	16.00	06/18/26	8	13	—
Electronic Arts Inc.	Call	210.00	06/18/26	2	42	—
FedEx Corporation	Call	280.00	04/17/26	8	224	(62)
FedEx Corporation	Call	330.00	05/15/26	20	660	(71)
Honeywell International Inc.	Call	230.00	05/15/26	48	1,104	(35)
Keurig Dr Pepper Inc.	Call	27.00	04/17/26	440	1,188	(18)
Keurig Dr Pepper Inc.	Call	26.00	06/18/26	88	229	(15)
L3Harris Technologies, Inc.	Call	330.00	04/17/26	7	231	(14)
L3Harris Technologies, Inc.	Call	340.00	05/15/26	7	238	(14)
Masimo Corporation	Call	180.00	09/18/26	6	108	—
State Street SPDR S&P 500 ETF	Call	675.00	05/15/26	18	1,215	(14)
State Street SPDR S&P 500 ETF	Put	565.00	05/15/26	20	1,130	(6)
Warner Bros. Discovery, Inc.	Call	29.00	04/17/26	295	856	—
Warner Bros. Discovery, Inc.	Call	30.00	04/17/26	50	150	—
Warner Bros. Discovery, Inc.	Call	28.00	04/17/26	24	67	—
Warner Bros. Discovery, Inc.	Call	25.00	04/17/26	70	175	(16)
Warner Bros. Discovery, Inc.	Call	27.00	04/17/26	18	49	(1)
						(546)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	GSC	04/22/26	JPY	63,860	403	2
USD/EUR	GSC	09/15/26	EUR	(246)	(286)	1
USD/EUR	JPM	09/15/26	EUR	(16)	(18)	—
USD/GBP	GSC	04/15/26	GBP	(557)	(737)	9
USD/GBP	GSC	08/12/26	GBP	(659)	(873)	22
USD/GBP	GSC	11/18/26	GBP	(584)	(771)	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	GSC	04/22/26	JPY	(63,860)	(403)	2
					(2,685)	56

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
Beazley Ireland Holdings PLC (MT)	OBFR +0.85% (Q)	GSC	01/26/27 ††	824	—	26
Chart Industries, Inc. (MT)	OBFR +0.61% (Q)	GSC	08/11/26 ††	1,309	—	51
Coinshares International Limited‡ (MT)	OBFR +0.85% (Q)	GSC	10/06/26 ††	199	—	(105)
CyberArk Software Ltd. (MT)	OBFR +0.61% (M)	GSC	02/13/27 ††	303	—	—
Electronic Arts Inc. (MT)	OBFR +0.61% (Q)	GSC	01/30/27 ††	450	—	(1)
Honeywell International Inc. (MT)	OBFR +0.61% (Q)	GSC	02/10/27 ††	1,140	—	(57)
Just Group PLC (MT)	OBFR +0.85% (Q)	GSC	08/01/26 ††	716	—	19
Keurig Dr Pepper Inc. (MT)	OBFR +0.61% (M)	GSC	11/05/26 ††	1,180	—	(15)
Kraft Heinz Company, The (MT)	OBFR +0.61% (Q)	GSC	09/12/26 ††	197	—	(23)
L3Harris Technologies, Inc. (MT)	OBFR +0.61% (Q)	GSC	01/21/27 ††	481	—	3
Schroders PLC (MT)	OBFR +1.00% (Q)	GSC	02/17/27 ††	756	—	(7)
Sealed Air Corporation (MT)	OBFR +0.61% (Q)	GSC	02/09/27 ††	556	—	5
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	06/23/26 ††	541	—	(216)
Warner Bros. Discovery, Inc. (MT)	OBFR +0.61% (Q)	GSC	01/22/27 ††	3,934	—	(67)
Webster Financial Corporation (MT)	OBFR +0.61% (Q)	GSC	02/12/27 ††	141	—	(5)
Cantaloupe, Inc. (MT)	OBFR +0.38% (Q)	JPM	09/16/26 ††	109	—	—
Chart Industries, Inc. (MT)	OBFR +0.38% (Q)	JPM	09/17/26 ††	530	—	19
Electronic Arts Inc. (MT)	OBFR +0.38% (Q)	JPM	11/11/26 ††	2,053	—	21
ProAssurance Corporation (MT)	OBFR +0.38% (Q)	JPM	10/30/26 ††	698	—	20
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	12/30/26 ††	13	—	(2)
Webster Financial Corporation (MT)	OBFR +0.38% (Q)	JPM	02/24/27 ††	236	—	(11)
					—	(345)
Total return swap agreements - paying return
Equity
ABIOMED, Inc.‡ (MT)	OBFR +0.00% (M)	BOA	01/03/27 ††	—	—	2
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/26 ††	—	—	38
Banco Santander, S.A. (MT)	OBFR -0.45% (Q)	GSC	02/12/27 ††	(748)	—	36
Boston Scientific Corporation (MT)	OBFR -0.35% (Q)	GSC	03/12/27 ††	(102)	—	11
Cintas Corporation (MT)	OBFR -0.35% (Q)	GSC	03/12/27 ††	(775)	—	106
Former Charter Communications Parent, Inc. (MT)	OBFR -0.35% (Q)	GSC	01/29/27 ††	(229)	—	28
Kimberly-Clark Corporation (MT)	OBFR -0.35% (Q)	GSC	03/26/27 ††	(84)	—	6
Skyworks Solutions, Inc. (MT)	OBFR -0.35% (Q)	GSC	02/18/27 ††	(245)	—	26
Transocean Ltd. (MT)	OBFR -0.35% (M)	GSC	03/12/27 ††	(168)	—	(15)
Union Pacific Corporation (MT)	OBFR -0.35% (Q)	GSC	12/01/26 ††	(1,177)	—	(95)
Universal Music Group N.V. (MT)	OBFR -0.27% (Q)	GSC	08/01/26 ††	(288)	—	86
VICI Properties Inc. (MT)	OBFR -0.35% (Q)	GSC	02/03/27 ††	(4)	—	—
Banco Santander, S.A. (MT)	OBFR -0.77% (Q)	JPM	02/24/27 ††	(183)	—	16
Devon Energy Corporation (MT)	OBFR -0.35% (Q)	JPM	03/11/27 ††	(548)	—	(61)
Devon Energy Corporation (MT)	OBFR -0.25% (Q)	JPM	03/11/27 ††	(95)	—	(11)
Pan American Silver Corp. (MT)	OBFR -0.25% (Q)	JPM	10/29/26 ††	(229)	—	(131)
Skyworks Solutions, Inc. (MT)	OBFR -0.25% (Q)	JPM	02/26/27 ††	(56)	—	6
Union Pacific Corporation (MT)	OBFR -0.25% (Q)	JPM	08/25/26 ††	(858)	—	(18)
					—	30

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	28,625	3,097	—	31,722
Corporate Bonds And Notes	—	5,903	—	5,903
Investment Companies	1,274	—	—	1,274
Other Equity Interests	—	—	1,053	1,053
Senior Floating Rate Instruments	—	979	—	979
Rights	279	—	120	399
Preferred Stocks	373	—	—	373
Warrants	20	—	—	20
Short Term Investments	3,385	—	—	3,385
	33,956	9,979	1,173	45,108
Liabilities - Securities
Common Stocks	(466)	—	—	(466)
	(466)	—	—	(466)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	187	—	—	187
Open Forward Foreign Currency Contracts	—	56	—	56
OTC Total Return Swap Agreements	—	485	40	525
	187	541	40	768
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(542)	—	(4)	(546)
OTC Total Return Swap Agreements	—	(735)	(105)	(840)
	(542)	(735)	(109)	(1,386)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 100.1%
Japan 13.5%
ASICS Corporation	544	14,558
Chugai Pharmaceutical Co., Ltd.	80	4,437
Fujikura Ltd.	1,040	28,671
Hitachi, Ltd.	696	20,425
IHI Corporation	1,151	23,697
Sumitomo Electric Industries, Ltd.	213	11,794
Sumitomo Mitsui Financial Group, Inc.	760	24,579
		128,161
United Kingdom 12.3%
3i Group PLC	185	6,054
AstraZeneca PLC	138	26,798
BAE Systems PLC	661	19,397
Barclays PLC	2,815	14,760
Diploma PLC	95	7,602
Halma Public Limited Company	314	15,920
London Stock Exchange Group PLC	93	10,988
SSE PLC	455	15,721
		117,240
Taiwan 10.2%
Accton Technology Corporation	454	22,355
Hon Hai Precision Industry Co., Ltd.	4,160	25,377
Taiwan Semiconductor Manufacturing Company Limited	853	48,887
		96,619
South Korea 9.4%
Samsung Electronics Co., Ltd.	388	45,541
SK Hynix Inc.	78	44,333
		89,874
Switzerland 7.2%
ABB Ltd. - Class N	218	17,660
Galderma Group AG	84	16,296
Lonza Group AG	18	11,316
Sandoz Group AG	299	23,309
		68,581
Italy 6.9%
ENEL - SPA	1,960	21,309
Ferrari N.V.	23	7,873
Prysmian S.p.A.	194	22,718
Unicredit, Societa' Per Azioni	187	13,401
		65,301
France 5.5%
BNP Paribas	123	11,802
EssilorLuxottica	56	12,978
Safran	53	17,413
VINCI	69	10,433
		52,626
Spain 4.5%
Banco Bilbao Vizcaya Argentaria Sociedad Anonima (a)	879	19,000
Iberdrola, Sociedad Anonima	1,050	23,969
		42,969
India 4.2%
Bharat Electronics Limited	3,207	13,861
Bharti Airtel Limited	933	17,878
ICICI Bank Limited	617	8,003
		39,742
Hong Kong 3.7%
AIA Group Limited	1,879	20,695
Hong Kong Exchanges and Clearing Limited	287	14,450
		35,145
Belgium 3.5%
Argenx SE - ADR (b)	21	15,673
U C B	57	17,308
		32,981
Canada 3.2%
Dollarama Inc.	116	14,202
Lundin Gold Inc. (c)	218	16,637
		30,839
Netherlands 2.7%
ASML Holding N.V.	20	26,016
China 2.6%
Tencent Holdings Limited	395	24,850
Singapore 2.0%
Singapore Telecommunications Limited	5,009	19,336
Chile 1.6%
Antofagasta PLC	334	14,927
Brazil 1.4%
NU Holdings Ltd. - Class A (b)	949	13,639
Peru 1.3%
Credicorp Ltd.	36	12,098
Germany 1.3%
Rheinmetall Aktiengesellschaft	7	12,091
Austria 1.2%
Erste Group Bank AG	107	11,619
Argentina 1.2%
MercadoLibre, Inc. (b)	7	11,529
Sweden 0.7%
Spotify Technology S.A. (b)	14	6,635
Total Common Stocks (cost $780,790)		952,818
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.53% (d) (e)	400	400
Total Short Term Investments (cost $400)		400
Total Investments 100.1% (cost $781,190)		953,218
Other Assets and Liabilities, Net (0.1)%		(820)
Total Net Assets 100.0%		952,398

(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/William Blair International Leaders Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	—	60,246	59,846	3	—	—	400	—
JNL Government Money Market Fund, 3.63% - Class SL	—	25,265	25,265	33	—	—	—	—
	—	85,511	85,111	36	—	—	400	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Lundin Gold Inc.	12/11/25	18,207	16,637	1.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	98,286	854,532	—	952,818
Short Term Investments	400	—	—	400
	98,686	854,532	—	953,218

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.1%
Information Technology 20.6%
Advanced Micro Devices, Inc. (a)	209	42,460
Amphenol Corporation - Class A	359	45,341
Apple Inc.	1,281	325,209
Broadcom Inc.	634	196,123
Cadence Design Systems, Inc. (a)	186	51,638
Corning Incorporated	321	43,640
Jabil Inc.	169	44,910
Micron Technology, Inc.	100	33,886
Microsoft Corporation	969	358,601
NVIDIA Corporation	2,788	486,177
Palantir Technologies Inc. - Class A (a)	219	32,102
Snowflake Inc. - Class A (a)	198	29,888
Taiwan Semiconductor Manufacturing Company Limited - ADR	166	55,956
Texas Instruments Incorporated	302	58,534
Via Transportation, Inc. - Class A (a)	135	2,029
		1,806,494
Communication Services 8.0%
Alphabet Inc. - Class A	1,264	363,522
Meta Platforms, Inc. - Class A	258	147,638
Netflix, Inc. (a)	573	55,072
T-Mobile US, Inc.	387	81,385
Walt Disney Company, The	576	55,503
		703,120
Financials 7.2%
American International Group, Inc.	471	35,408
Arthur J. Gallagher & Co.	95	20,511
Bank of New York Mellon Corporation, The	73	8,624
BlackRock, Inc.	96	92,654
Fifth Third Bancorp	570	26,474
Goldman Sachs Group, Inc., The	33	27,775
JPMorgan Chase & Co.	54	15,743
MasterCard Incorporated - Class A	197	98,351
Morgan Stanley	62	10,251
Nasdaq, Inc.	1,053	89,393
UBS Group AG	1,533	59,735
Wells Fargo & Company	1,813	144,310
		629,229
Consumer Discretionary 7.0%
Amazon.com, Inc. (a)	1,296	269,935
Darden Restaurants, Inc.	266	52,202
Home Depot, Inc., The	214	70,343
Marriott International, Inc. - Class A	175	57,222
O'Reilly Automotive, Inc. (a)	249	23,022
Ross Stores, Inc.	133	28,715
Tesla Inc. (a)	207	76,953
TJX Companies, Inc., The	231	36,960
		615,352
Health Care 6.4%
Abbott Laboratories	541	55,553
Eli Lilly and Company	108	98,981
GSK PLC - ADR	763	42,110
Haleon PLC	7,493	37,109
HCA Healthcare, Inc.	104	49,375
Merck & Co., Inc.	891	107,120
Regeneron Pharmaceuticals, Inc.	66	51,082
Roche Holding AG	97	38,144
Stryker Corporation	106	34,744
Thermo Fisher Scientific Inc.	43	21,039
UnitedHealth Group Incorporated	87	23,535
		558,792
Industrials 5.5%
Eaton Corporation Public Limited Company	174	62,109
GE Vernova Inc.	18	15,879
Honeywell International Inc.	274	61,986
Hubbell Incorporated	75	36,605
Johnson Controls International Public Limited Company	244	31,995
Northrop Grumman Corporation	109	74,385
PACCAR Inc	330	38,125
Parker-Hannifin Corporation	47	42,431
Republic Services, Inc.	261	57,221
W.W. Grainger, Inc.	60	65,120
		485,856
Consumer Staples 2.9%
British American Tobacco P.L.C.	1,156	66,972
Coca-Cola Company, The	592	45,005
Kroger Co., The	602	43,555
Philip Morris International Inc.	179	29,673
Unilever PLC	617	34,468
US Foods Holding Corp. (a)	329	30,333
		250,006
Energy 2.8%
Coterra Energy Inc.	1,728	60,722
Devon Energy Corporation	572	28,804
Exxon Mobil Corporation	382	64,754
Marathon Petroleum Corporation	66	16,018
Targa Resources Corp.	318	79,681
		249,979
Real Estate 1.7%
Simon Property Group, Inc.	429	79,952
Welltower Inc.	330	65,184
		145,136
Utilities 1.6%
Dominion Energy, Inc.	944	58,379
Sempra	815	79,226
		137,605
Materials 1.4%
Anglo American PLC	915	38,995
Freeport-McMoRan Inc.	473	27,808
Linde Public Limited Company	82	40,759
Westlake Corporation	109	12,676
		120,238
Total Common Stocks (cost $4,672,603)		5,701,807
GOVERNMENT AND AGENCY OBLIGATIONS 26.0%
U.S. Treasury Note 12.4%
Treasury, United States Department of
3.75%, 04/30/27 - 11/30/32	122,659	122,137
2.63%, 05/31/27	2,390	2,358
3.88%, 05/31/27 - 12/31/32	96,030	95,801
3.63%, 08/31/27 - 09/30/31	141,261	139,945
3.50%, 10/31/27 - 11/30/30	161,905	160,454
3.38%, 11/30/27 - 02/29/28	81,952	81,324
4.25%, 01/15/28 - 08/15/35	97,174	97,741
4.00%, 02/29/28 - 11/15/35	101,779	101,418
3.88%, 03/31/28 (b)	31,632	31,682
1.25%, 06/30/28	1,670	1,578
2.88%, 08/15/28	625	612
4.38%, 08/31/28 - 12/31/29	7,190	7,282
4.13%, 03/31/29 - 02/15/36	116,758	116,439
4.50%, 05/31/29	12,926	13,178
3.50%, 02/28/31 (b)	64,328	63,075
4.63%, 04/30/31 - 02/15/35	23,986	24,618
4.00%, 01/31/33 (c)	29,110	28,896
		1,088,538
Mortgage-Backed Securities 7.9%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/49	1,134	1,095
7.00%, 11/01/30 - 06/01/31	5	5
2.50%, 12/01/31 - 04/01/52	48,113	41,540
4.50%, 01/01/38 - 08/01/52	4,838	4,766
6.00%, 12/01/39	198	208
5.50%, 06/01/40 - 09/01/53	42,889	43,460
2.00%, 11/01/41 - 04/01/52	60,047	49,251
3.00%, 11/01/46 - 12/01/46	8,767	7,923
5.00%, 08/01/52 - 11/01/53	21,776	21,632
6.50%, 11/01/53	9,905	10,244
Federal National Mortgage Association, Inc.
4.00%, 09/01/26 - 10/01/52	13,450	12,775
4.50%, 01/01/27 - 11/01/52	16,179	16,030
3.00%, 05/01/27 - 10/01/51	28,633	25,747

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
7.50%, 09/01/29	1	1
4.60%, 04/01/30	15,263	15,460
2.50%, 05/01/30 - 03/01/52	44,570	38,325
4.47%, 05/01/30	12,759	12,871
4.22%, 08/01/30 - 09/01/30	26,226	26,209
4.34%, 08/01/30	12,538	12,590
4.24%, 09/01/30	14,759	14,753
4.20%, 10/01/30	14,655	14,630
4.83%, 10/01/30	14,900	15,235
7.00%, 10/01/33	7	8
5.50%, 03/01/38 - 08/01/53	22,139	22,568
6.50%, 10/01/38 - 10/01/39	33	35
5.00%, 07/01/40 - 04/01/55	9,280	9,209
2.00%, 04/01/41 - 09/01/51	53,642	44,677
TBA, 4.00%, 04/15/41 (d)	20,177	19,682
1.50%, 11/01/41	6,377	5,378
3.50%, 08/01/43 - 05/01/52	12,446	11,554
6.00%, 09/01/53 - 07/01/54	25,450	26,096
TBA, 5.50%, 04/15/56 - 05/15/56 (d)	15,785	15,840
Government National Mortgage Association
6.00%, 01/15/33 - 04/15/40	1,077	1,119
7.00%, 01/15/33 - 05/15/33	2	2
5.50%, 05/20/33	5	5
5.00%, 06/20/33 - 06/15/39	619	629
4.50%, 06/15/40 - 05/15/42	169	168
4.00%, 01/15/41 - 12/20/44	284	275
2.00%, 12/20/50 - 02/20/51	30,548	25,187
TBA, 3.00%, 04/15/56 (d)	7,982	7,118
TBA, 5.50%, 04/15/56 (d)	10,704	10,763
Government National Mortgage Association II
2.50%, 03/20/51 - 12/20/52	55,457	47,649
3.00%, 07/20/51 - 03/20/52	13,451	12,020
3.50%, 01/20/52 - 03/20/52	26,306	24,298
4.00%, 04/20/52 - 08/20/52	20,098	18,983
4.50%, 06/20/52	5,724	5,569
		693,582
U.S. Treasury Bond 4.5%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,669
3.25%, 05/15/42	1,826	1,507
3.38%, 08/15/42	18,040	15,073
4.00%, 11/15/42 - 11/15/52	29,387	25,823
3.88%, 02/15/43 - 05/15/43	23,408	20,781
4.38%, 08/15/43	12,287	11,599
4.75%, 11/15/43 - 02/15/56	86,612	84,725
4.50%, 02/15/44 - 11/15/54	15,200	14,297
4.63%, 05/15/44 - 11/15/55	87,207	83,812
2.50%, 02/15/45 - 05/15/46	48,291	33,307
5.00%, 05/15/45	8,347	8,456
2.88%, 08/15/45 - 05/15/52	29,354	20,894
4.88%, 08/15/45	6,080	6,061
4.63%, 02/15/46 (b)	6,901	6,653
3.00%, 05/15/47	5,470	4,064
2.75%, 08/15/47 - 11/15/47	21,494	15,167
2.38%, 05/15/51	9,921	6,206
3.63%, 02/15/53 - 05/15/53	28,786	23,092
4.13%, 08/15/53	7,940	6,966
4.25%, 02/15/54	6,464	5,791
		395,943
Municipal 0.5%
Chicago Transit Authority
6.90%, 12/01/40	593	662
City of Philadelphia
6.55%, 10/15/28	5,225	5,516
Dallas-Fort Worth International Airport Facility Improvement Corporation
4.09%, 11/01/51	300	242
Golden State Tobacco Securitization Corporation
3.00%, 06/01/46	590	540
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	222
Illinois Municipal Electric Agency
6.83%, 02/01/35	1,070	1,127
Metropolitan Transportation Authority
6.81%, 11/15/40	1,835	2,002
5.18%, 11/15/49	100	93
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,777	5,121
Oregon School Boards Association
4.76%, 06/30/28	173	174
State of Illinois
5.10%, 06/01/33	23,930	24,375
Texas Natural Gas Securitization Finance Corporation
5.17%, 04/01/41	1,250	1,266
		41,340
Collateralized Mortgage Obligations 0.3%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 5.21%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	625	627
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,174	1,131
Series JM-4165, REMIC, 3.50%, 09/15/41	251	248
Series AH-4143, REMIC, 1.75%, 09/15/42	2,126	2,020
Series DJ-4322, REMIC, 3.00%, 05/15/43	187	185
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	9,610	7,968
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 9.68%, (SOFR 30-Day Average + 6.01%), 10/25/28 (e)	121	122
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	433	427
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	3,414	2,711
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	1	1
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	8,958	8,023
		23,463
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K758, REMIC, 4.68%, 10/25/31 (e)	4,300	4,351
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,453
Series A2-K157, REMIC, 3.99%, 05/25/33 (e)	4,775	4,721
		16,525
Sovereign 0.2%
Government of Saudi Arabia
5.38%, 01/13/31 (f)	3,725	3,798
Israel, State of
5.38%, 03/12/29	8,850	8,965
		12,763
Total Government And Agency Obligations (cost $2,335,061)		2,272,154
CORPORATE BONDS AND NOTES 6.7%
Financials 1.9%
Athene Global Funding
5.38%, 01/07/30 (f)	15,711	15,751
Citizens Financial Group, Inc.
6.65%, 04/25/35	12,600	13,500
Commonwealth Bank of Australia
5.07%, 09/14/28 (f)	13,220	13,541
Equitable Financial Life Global Funding
3.95%, 09/15/27 (f)	2,225	2,206
Fortitude Global Funding
4.63%, 10/06/28 (f)	5,565	5,508
Goldman Sachs Group, Inc., The
4.15%, 01/21/29	11,046	10,978
4.52%, 01/21/32	3,585	3,535
HSBC Holdings PLC
4.68%, 03/10/32	6,300	6,220
JPMorgan Chase & Co.
5.14%, 01/24/31	5,180	5,285
5.10%, 04/22/31	7,381	7,530
4.91%, 07/25/33	13,380	13,425
5.57%, 04/22/36	20,317	20,900
Liberty Mutual Group Inc.
4.57%, 02/01/29 (f)	4,478	4,455
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	483
NLG Global Funding
4.35%, 09/15/30 (f)	5,395	5,303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Protective Life Global Funding
4.80%, 06/05/30 (f)	2,785	2,791
5.43%, 01/14/32 (f)	7,640	7,835
RGA Global Funding
4.35%, 08/25/28 (f)	9,075	9,030
Sammons Financial Group, Inc.
4.95%, 06/12/30 (f)	18,890	18,934
		167,210
Utilities 1.1%
AEP Texas Inc.
5.20%, 04/15/36	1,650	1,625
CenterPoint Energy Houston Electric, LLC
4.85%, 04/01/36	7,678	7,559
Duke Energy Corporation
4.95%, 09/15/35	1,890	1,845
Duke Energy Florida, LLC
4.20%, 12/01/30	1,880	1,862
4.85%, 12/01/35	2,380	2,337
Duke Energy Indiana, LLC
4.95%, 03/15/36	510	503
Georgia Power Company
4.75%, 09/01/40	1,085	1,019
Metropolitan Edison Company
5.20%, 04/01/28 (f)	390	396
Ohio Edison Company
4.95%, 12/15/29 (f)	885	895
PG&E Company
5.20%, 05/01/36	350	341
4.75%, 02/15/44	2,565	2,141
4.95%, 07/01/50	18,910	15,709
6.00%, 05/01/56	410	391
Public Service Company of Colorado
4.15%, 03/13/29	4,990	4,976
Public Service Company of Oklahoma
5.45%, 01/15/36	7,605	7,655
Sempra
4.13%, 04/01/52	6,298	6,124
Southern California Edison Company
4.80%, 03/15/33	5,710	5,616
4.65%, 10/01/43	5,325	4,457
4.00%, 04/01/47	6,103	4,539
6.20%, 09/15/55	320	318
Southern Company Gas Capital Corporation
5.10%, 09/15/35	2,505	2,481
Southwestern Electric Power Company
5.20%, 04/01/36	2,460	2,426
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 (f)	6,069	5,995
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	9,214
Virginia Electric and Power Company
4.90%, 09/15/35	7,762	7,594
		98,018
Consumer Staples 0.8%
B.A.T Capital Corporation
5.35%, 08/15/32	1,705	1,752
5.63%, 08/15/35 (b)	12,876	13,251
7.08%, 08/02/43	790	870
JBS USA Food Company
3.00%, 05/15/32	1,885	1,678
5.75%, 04/01/33	7,394	7,630
5.63%, 03/10/37 (f)	7,180	7,184
6.40%, 05/10/57 (f)	3,589	3,554
JBS USA Holding Lux S.a r.l.
5.95%, 04/20/35	989	1,026
6.25%, 03/01/56	2,960	2,889
6.38%, 04/15/66	2,525	2,476
JBS USA Lux S.A.
6.75%, 03/15/34	13,790	15,154
Philip Morris International Inc.
4.25%, 10/29/32	4,820	4,684
5.25%, 02/13/34	11,070	11,283
Reynolds American Inc.
5.85%, 08/15/45	435	421
		73,852
Information Technology 0.8%
Foundry JV Holdco LLC
5.90%, 01/25/30 - 01/25/33 (f)	9,618	9,930
6.25%, 01/25/35 (f)	1,701	1,783
6.20%, 01/25/37 (f)	9,959	10,327
6.40%, 01/25/38 (f)	700	734
6.30%, 01/25/39 (f)	4,265	4,445
Intel Corporation
4.60%, 03/25/40	7,403	6,529
Oracle Corporation
4.55%, 02/04/29	2,930	2,892
5.88%, 09/26/45	903	781
6.55%, 02/04/46	2,215	2,064
4.00%, 07/15/46 - 11/15/47	650	434
3.60%, 04/01/50	8,100	4,905
3.95%, 03/25/51	1,575	1,002
5.55%, 02/06/53	994	794
5.38%, 09/27/54	865	669
6.00%, 08/03/55	845	710
6.85%, 02/04/66	2,780	2,557
Salesforce, Inc.
4.65%, 03/15/29	7,775	7,787
4.90%, 09/15/31	7,775	7,771
		66,114
Energy 0.7%
Columbia Pipelines Holding Company LLC
6.04%, 08/15/28 (f)	7,084	7,314
5.10%, 10/01/31 (f)	3,375	3,394
5.00%, 11/17/32 (f)	1,905	1,895
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (f)	1,975	2,070
6.50%, 08/15/43 (f)	1,694	1,772
Diamondback Energy, Inc.
3.50%, 12/01/29	3,169	3,057
5.75%, 04/18/54	8,375	7,924
Gray Oak Pipeline, LLC
3.45%, 10/15/27 (f)	465	456
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (f)	5,145	5,164
6.10%, 08/23/42 (f)	8,390	8,341
Saudi Arabian Oil Company
6.38%, 06/02/55 (f)	5,910	5,878
Whistler Pipeline LLC
5.40%, 09/30/29 (f)	7,826	8,019
5.70%, 09/30/31 (f)	5,415	5,566
		60,850
Real Estate 0.5%
Extra Space Storage LP
5.50%, 07/01/30	11,700	12,013
Healthpeak OP, LLC
4.75%, 01/15/33	11,485	11,236
5.38%, 02/15/35	4,375	4,388
Kilroy Realty, L.P.
2.65%, 11/15/33	4,197	3,336
5.88%, 10/15/35	8,893	8,578
		39,551
Health Care 0.4%
HCA Inc.
4.90%, 11/15/35	8,373	8,103
Mars, Incorporated
5.20%, 03/01/35 (f)	8,352	8,437
5.65%, 05/01/45 (f)	4,679	4,618
5.70%, 05/01/55 (f)	4,017	3,924
Novartis Capital Corporation
4.60%, 03/18/33	6,350	6,320
Providence St. Joseph Health
5.40%, 10/01/33	4,785	4,882
Sutter Health
2.29%, 08/15/30	820	749

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Toledo Hospital, The
5.75%, 11/15/38	710	711
		37,744
Communication Services 0.2%
AT&T Inc.
5.55%, 11/01/45	7,285	6,898
5.85%, 04/30/46	7,704	7,513
T-Mobile USA, Inc.
5.05%, 07/15/33	4,820	4,851
		19,262
Materials 0.1%
Glencore Funding LLC
6.38%, 10/06/30 (f)	11,321	12,011
Industrials 0.1%
Boeing Company, The
5.71%, 05/01/40 (g)	1,421	1,424
LG Energy Solution Ltd.
5.25%, 04/02/31 (f)	6,485	6,467
		7,891
Consumer Discretionary 0.1%
Amazon.com, Inc.
4.88%, 03/13/36	3,305	3,274
5.65%, 03/13/46	1,515	1,514
5.95%, 03/13/66	2,525	2,543
		7,331
Total Corporate Bonds And Notes (cost $593,256)		589,834
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,580
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 11/25/59 (e)	53	52
BX Trust
Series 2025-A-ARIA, REMIC, 5.03%, 12/13/30 (e)	2,190	2,196
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (h)	320	310
CF Hippolyta Issuer LLC
Series 2022-A1-1A, 5.97%, 02/15/27	2,427	2,392
Series 2021-A1-1A, REMIC, 1.53%, 03/15/61	874	705
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	633	631
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.40%, 02/22/27	3,360	3,390
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38 (e)	1,076	998
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	2,317	2,053
GS Mortgage-Backed Securities Trust 2026-DSC1
Series 2026-A1-DSC1, REMIC, 4.73%, 02/25/30 (h)	11,784	11,635
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,715	6,598
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/38 (h)	75	74
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (h)	198	193
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (h)	676	650
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	3,556	3,577
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (h)	154	151
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	366	352
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	5,105	5,232
PRET 2025-RPL2 Trust
Series 2025-A1-RPL2, REMIC, 4.00%, 08/25/64 (h)	9,963	9,691
PRET 2025-RPL6 Trust
Series 2025-A1-RPL6, REMIC, 3.85%, 09/25/69 (h)	15,575	15,021
PRET 2026-RPL1 Trust
Series 2026-A1-RPL1, REMIC, 4.15%, 01/27/70 (h)	8,381	8,140
PRPM 2026-RCF1, LLC
Series 2026-A1-RCF1, 4.84%, 01/25/56 (e) (h)	2,597	2,590
RFR Trust 2025-SGRM
Series 2025-A-SGRM, REMIC, 5.56%, 03/13/29 (e)	8,435	8,527
SBA Towers, LLC
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,520
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	1,429	1,292
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	808
Series 2021-A-3-A, 2.51%, 11/15/43	605	410
Start II Ltd.
Series 2019-A-1, 4.09%, 03/15/44	401	401
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (e)	351	345
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (e)	36	36
Verus Securitization Trust 2025-R2
Series 2025-A1-R2, REMIC, 5.09%, 07/25/67 (e) (h)	13,090	13,022
Verus Securitization Trust 2026-R1
Series 2026-A1-R1, REMIC, 4.83%, 10/25/67 (e) (h)	1,538	1,521
Verus Securitization Trust 2026-R2
Series 2026-A1-R2, REMIC, 5.39%, 10/25/67 (e)	6,905	6,901
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	2,124	2,144
Series 2024-A1-2A, 4.87%, 02/18/28	4,803	4,828
Total Non-U.S. Government Agency Asset-Backed Securities (cost $133,041)		131,966
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 3.53% (i) (j)	139,049	139,049
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.63% (i) (j)	13,056	13,056
Total Short Term Investments (cost $152,105)		152,105
Total Investments 101.0% (cost $7,886,066)		8,847,866
Total Forward Sales Commitments (0.3)% (proceeds $26,045)		(26,094)
Other Derivative Instruments 0.0%		72
Other Assets and Liabilities, Net (0.7)%		(65,085)
Total Net Assets 100.0%		8,756,759

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2026.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2026, the total payable for investments purchased on a delayed delivery basis was $53,576.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $230,219 and 2.6% of the Fund.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31,

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

2026.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 04/15/41 (a)	(12,759)	(12,662)
Government National Mortgage Association
TBA, 4.00%, 05/15/56 (a)	(14,356)	(13,432)
Total Government And Agency Obligations (proceeds $26,045)		(26,094)
Total Forward Sales Commitments (0.3%) (proceeds $26,045)		(26,094)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2026, the total proceeds for investments sold on a delayed delivery basis was $26,045.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	54,218	604,000	519,169	982	—	—	139,049	1.6
JNL Government Money Market Fund, 3.63% - Class SL	17,349	131,256	135,549	169	—	—	13,056	0.1
	71,567	735,256	654,718	1,151	—	—	152,105	1.7

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	307	June 2026	34,030	72	61

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,426,384	275,423	—	5,701,807
Government And Agency Obligations	—	2,272,154	—	2,272,154
Corporate Bonds And Notes	—	589,834	—	589,834
Non-U.S. Government Agency Asset-Backed Securities	—	131,966	—	131,966
Short Term Investments	152,105	—	—	152,105
	5,578,489	3,269,377	—	8,847,866
Liabilities - Securities
Government And Agency Obligations	—	(26,094)	—	(26,094)
	—	(26,094)	—	(26,094)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	61	—	—	61
	61	—	—	61

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 99.3%
Financials 19.5%
American International Group, Inc.	167	12,534
Ares Management Corporation - Class A	110	11,952
Bank of America Corporation	419	20,429
Capital One Financial Corporation	50	9,082
Huntington Bancshares Incorporated	1,049	16,420
Intercontinental Exchange, Inc.	66	10,381
M&T Bank Corporation	73	15,072
Marsh & Mclennan Companies, Inc.	80	13,900
Nasdaq, Inc.	139	11,790
Progressive Corporation, The	61	12,120
Raymond James Financial, Inc.	74	10,676
Regions Financial Corporation	455	11,881
S&P Global Inc.	22	9,239
Visa Inc. - Class A	30	9,062
		174,538
Health Care 16.5%
AstraZeneca PLC	44	8,620
Becton, Dickinson and Company	66	10,397
CVS Health Corporation	126	9,081
Elevance Health, Inc.	51	15,012
Eli Lilly and Company	14	12,407
Gilead Sciences, Inc.	88	12,292
Johnson & Johnson	91	22,359
Merck & Co., Inc.	230	27,686
Pfizer Inc.	396	11,132
Roche Holding AG	22	8,798
Zoetis Inc. - Class A	78	9,168
		146,952
Information Technology 13.3%
Broadcom Inc.	141	43,735
Cisco Systems, Inc.	240	18,614
Microsoft Corporation	32	11,942
NetApp, Inc.	116	11,889
NXP Semiconductors N.V.	60	11,893
Roper Technologies, Inc.	24	8,618
TE Connectivity Public Limited Company	59	12,240
		118,931
Industrials 10.8%
Automatic Data Processing, Inc.	54	11,041
Eaton Corporation Public Limited Company	28	10,155
Emerson Electric Co.	78	10,207
Ferguson Enterprises Inc.	52	12,054
Honeywell International Inc.	66	14,887
Johnson Controls International Public Limited Company	54	7,107
L3Harris Technologies, Inc.	35	12,215
PACCAR Inc	87	10,068
Sunbelt Rental Holdings Inc.	139	8,842
		96,576
Consumer Staples 9.6%
Archer-Daniels-Midland Company	156	11,320
Constellation Brands, Inc. - Class A	64	9,631
Keurig Dr Pepper Inc.	576	15,174
Kimberly-Clark Corporation	108	10,434
Pernod Ricard	91	6,824
Philip Morris International Inc.	76	12,521
Unilever PLC - ADR	353	20,138
		86,042
Utilities 7.8%
American Electric Power Company, Inc.	101	13,273
American Water Works Company, Inc.	81	11,062
Atmos Energy Corporation	53	9,840
Dominion Energy, Inc.	212	13,085
PPL Corporation	274	10,466
Sempra	126	12,207
		69,933
Energy 7.1%
ConocoPhillips	92	12,123
Diamondback Energy, Inc.	113	22,279
EQT Corporation	144	9,133
Marathon Petroleum Corporation	28	6,913
Targa Resources Corp.	50	12,655
		63,103
Consumer Discretionary 4.0%
Darden Restaurants, Inc.	35	6,867
Dick's Sporting Goods, Inc.	63	12,576
Industria de Diseno Textil, S.A.	173	9,943
Nike, Inc. - Class B	117	6,160
		35,546
Real Estate 3.9%
Crown Castle Inc.	193	15,688
Sun Communities, Inc.	85	10,737
Weyerhaeuser Company	358	8,736
		35,161
Materials 3.9%
Anglo American PLC	209	8,900
Avery Dennison Corporation	52	8,975
Nutrien Ltd.	100	7,514
PPG Industries, Inc.	88	9,370
		34,759
Communication Services 2.9%
T-Mobile US, Inc.	81	16,973
Walt Disney Company, The	90	8,662
		25,635
Total Common Stocks (cost $821,079)		887,176
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.53% (a) (b)	4,982	4,982
Total Short Term Investments (cost $4,982)		4,982
Total Investments 99.9% (cost $826,061)		892,158
Other Assets and Liabilities, Net 0.1%		1,242
Total Net Assets 100.0%		893,400

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	2,395	63,388	60,801	41	—	—	4,982	0.6
JNL Government Money Market Fund, 3.63% - Class SL	3,455	18,727	22,182	33	—	—	—	—
	5,850	82,115	82,983	74	—	—	4,982	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	843,869	43,307	—	887,176
Short Term Investments	4,982	—	—	4,982
	848,851	43,307	—	892,158

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 99.2%
United States of America 62.8%
Acadia Realty Trust	265	5,067
American Healthcare REIT, Inc.	217	10,240
Brookdale Senior Living Inc. (a)	678	9,276
Caretrust REIT, Inc.	261	9,561
COPT Defense Properties	86	2,644
Digital Realty Trust, Inc.	56	10,137
EastGroup Properties, Inc.	30	5,590
Equinix, Inc.	33	32,541
Essential Properties Realty Trust, Inc.	386	11,717
Essex Property Trust, Inc.	61	14,881
Hilton Worldwide Holdings Inc.	26	7,779
Iron Mountain Incorporated	63	6,402
LXP Industrial Trust	69	3,211
Macerich Company, The	452	8,539
Marriott International, Inc. - Class A	12	3,839
Mid-America Apartment Communities, Inc.	52	6,377
Netstreit Corp.	391	7,356
OUTFRONT Media Inc.	290	7,675
Pebblebrook Hotel Trust	292	3,684
ProLogis Inc.	273	36,053
Public Storage Operating Company	52	14,082
Regency Centers Corporation	100	7,551
Simon Property Group, Inc.	136	25,297
Sun Communities, Inc.	68	8,574
W.P. Carey Inc.	231	15,711
Welltower Inc.	243	48,040
		321,824
Japan 10.5%
Activia Properties Inc.	6	4,990
Arealink Co., Ltd.	482	3,293
Kajima Corporation	178	6,741
Mitsubishi Estate Co., Ltd.	265	7,360
Mitsui Fudosan Co., Ltd.	986	10,505
ORIX JREIT Inc.	4	2,410
Resorttrust, Inc.	240	2,649
Sumitomo Realty & Development Co., Ltd.	558	15,873
		53,821
Hong Kong 6.8%
Hongkong Land Holdings Limited	2,085	16,275
Jardine Matheson Holdings Limited	107	7,713
Sun Hung Kai Properties Limited	665	11,067
		35,055
Australia 3.3%
Charter Hall Limited	205	2,664
Scentre Group Limited	4,048	9,361
Stockland Corporation Ltd.	1,578	4,725
		16,750
Singapore 2.7%
Capitaland Group Pte. Ltd.	3,465	6,216
Keppel Ltd.	828	7,651
		13,867
France 2.6%
Accor	73	3,468
Unibail-Rodamco-Westfield SE	91	10,054
		13,522
Spain 2.4%
Merlin Properties, Socimi, S.A.	321	5,198
Neinor Homes Sociedad Anonima (b)	360	6,902
		12,100
Switzerland 2.3%
Swiss Prime Site AG - Class N	70	11,792
Belgium 1.7%
Aedifica	106	8,555
United Kingdom 1.3%
Hammerson PLC	1,665	6,532
Netherlands 1.0%
CTP N.V.	298	4,991
United Arab Emirates 1.0%
Emaar Properties PJSC	1,537	4,926
Sweden 0.8%
Pandox Aktiebolag - Class B	215	4,078
Total Common Stocks (cost $454,082)		507,813
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	1,077	1,077
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	—	—
Total Short Term Investments (cost $1,077)		1,077
Total Investments 99.4% (cost $455,159)		508,890
Other Assets and Liabilities, Net 0.6%		3,074
Total Net Assets 100.0%		511,964

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/WMC Global Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	1,099	23,462	23,484	9	—	—	1,077	0.2
JNL Government Money Market Fund, 3.63% - Class SL	17,432	20,196	37,628	39	—	—	—	—
	18,531	43,658	61,112	48	—	—	1,077	0.2

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Neinor Homes Sociedad Anonima	01/29/26	8,701	6,902	1.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	321,824	—	—	321,824
Japan	—	53,821	—	53,821
Hong Kong	—	35,055	—	35,055
Australia	—	16,750	—	16,750
Singapore	—	13,867	—	13,867
France	—	13,522	—	13,522
Spain	—	12,100	—	12,100
Switzerland	—	11,792	—	11,792
Belgium	—	8,555	—	8,555
United Kingdom	—	6,532	—	6,532
Netherlands	—	4,991	—	4,991
United Arab Emirates	—	4,926	—	4,926
Sweden	—	4,078	—	4,078
Short Term Investments	1,077	—	—	1,077
	322,901	185,989	—	508,890

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 99.3%
Financials 24.4%
American International Group, Inc.	182	13,704
Ares Management Corporation - Class A	101	10,985
Chubb Limited	43	13,881
Huntington Bancshares Incorporated	889	13,908
JPMorgan Chase & Co.	109	31,930
KKR & Co. Inc. - Class A	144	13,305
LPL Financial Holdings Inc.	37	11,226
M&T Bank Corporation	67	13,746
Marsh & Mclennan Companies, Inc.	79	13,655
MetLife, Inc.	182	12,904
Nasdaq, Inc.	154	13,097
Progressive Corporation, The	68	13,477
Raymond James Financial, Inc.	85	12,296
S&P Global Inc.	32	13,702
The PNC Financial Services Group, Inc.	62	12,911
		214,727
Health Care 16.8%
AstraZeneca PLC	45	8,970
Elevance Health, Inc.	48	14,060
Eli Lilly and Company	12	10,721
Gilead Sciences, Inc.	93	12,993
Johnson & Johnson	106	26,011
Merck & Co., Inc.	187	22,454
Pfizer Inc.	631	17,727
Roche Holding AG	20	7,836
UnitedHealth Group Incorporated	59	16,058
Zoetis Inc. - Class A	93	11,028
		147,858
Information Technology 13.9%
Accenture Public Limited Company - Class A	75	14,799
Amdocs Limited (a)	198	12,896
Broadcom Inc.	43	13,186
Cisco Systems, Inc.	225	17,480
F5, Inc. (b)	48	13,832
Microsoft Corporation	32	12,001
NetApp, Inc.	125	12,823
NVIDIA Corporation	76	13,199
NXP Semiconductors N.V.	60	11,848
		122,064
Industrials 11.2%
3M Company	72	10,508
Eaton Corporation Public Limited Company	38	13,536
Emerson Electric Co.	88	11,560
Ferguson Enterprises Inc.	57	13,244
Johnson Controls International Public Limited Company	103	13,477
L3Harris Technologies, Inc.	41	14,190
Middleby Corporation, The (b)	72	9,581
PACCAR Inc	104	12,039
		98,135
Utilities 6.3%
American Electric Power Company, Inc.	100	13,170
American Water Works Company, Inc.	89	12,044
Atmos Energy Corporation	71	13,060
Sempra	174	16,935
		55,209
Communication Services 6.2%
Alphabet Inc. - Class C	135	38,862
T-Mobile US, Inc.	74	15,466
		54,328
Consumer Staples 5.9%
Archer-Daniels-Midland Company	194	14,111
Keurig Dr Pepper Inc.	482	12,690
Unilever PLC - ADR	210	11,988
US Foods Holding Corp. (b)	139	12,800
		51,589
Energy 5.7%
Antero Resources Corporation (b)	279	11,846
Diamondback Energy, Inc.	64	12,749
Marathon Petroleum Corporation	49	12,076
Targa Resources Corp.	53	13,199
		49,870
Consumer Discretionary 5.0%
Dick's Sporting Goods, Inc. (a)	67	13,277
Gentex Corporation	449	9,819
H & R Block, Inc.	290	9,216
Industria de Diseno Textil, S.A. - ADR	842	12,111
		44,423
Real Estate 2.6%
Crown Castle Inc.	149	12,093
Gaming and Leisure Properties, Inc.	253	11,227
		23,320
Materials 1.3%
Freeport-McMoRan Inc.	192	11,258
Total Common Stocks (cost $762,500)		872,781
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 3.53% (c) (d)	8,915	8,915
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.63% (c) (d)	2,183	2,183
Total Short Term Investments (cost $11,098)		11,098
Total Investments 100.6% (cost $773,598)		883,879
Other Assets and Liabilities, Net (0.6)%		(5,211)
Total Net Assets 100.0%		878,668
(a) All or a portion of the security was on loan as of March 31, 2026.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	7,119	49,034	47,238	81	—	—	8,915	1.0
JNL Government Money Market Fund, 3.63% - Class SL	1,622	20,850	20,289	21	—	—	2,183	0.3
	8,741	69,884	67,527	102	—	—	11,098	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2026.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Value Fund
Assets - Securities
Common Stocks	864,945	7,836	—	872,781
Short Term Investments	11,098	—	—	11,098
	876,043	7,836	—	883,879

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2026

Currency Abbreviations:

ARS - Argentine Peso	COP - Colombian Peso	ILS - Israeli New Shekel	PHP - Philippine Peso
AUD - Australian Dollar	CZK - Czech Republic Korunas	INR - Indian Rupee	PLN - Polish Zloty
BRL - Brazilian Real	DKK - Danish Krone	JPY - Japanese Yen	SEK - Swedish Krona
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SGD - Singapore Dollar
CHF - Swiss Franc	GBP - British Pound	MXN - Mexican Peso	TRY - Turkish Lira
CLP - Chilean Peso	HKD - Hong Kong Dollar	NOK - Norwegian Krone	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol	ZAR - South African Rand

Abbreviations:

ADR - American Depositary Receipt	ITRAXX - Group of international credit derivative indices monitored by the
ASX - Australian Securities Exchange	International Index Company
BRAZIBOR - Brazil Interbank Offered Rate	JIBAR - Johannesburg Interbank Average Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	KLIBOR - Kuala Lumpur Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	LIBOR - London Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	LLC/L.L.C. - Limited Liability Companies
CDX.EM - Credit Default Swap Index - Emerging Markets	MBS - Mortgage-Backed Security
CDX.EM.IG - Credit Default Swap Index - Investment Grade	MEXIBOR - Mexico Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MICEX - Moscow Interbank Offered Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MSCI - Morgan Stanley Capital International
CHESS - Clearing House Electronic Subregister System	MUTAN - Money-market Uncollateralized Tokyo Average Night-rate
CLO - Collateralized Loan Obligation	NASDAQ - National Association of Securities Dealers Automated Quotations
CMBX.NA - Commercial Mortgage-backed Securities Index North America	NVDR - Non-Voting Depository Receipt
COFI 11D – 11th District Cost of Funds Index	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OBFR - Overnight Bank Funding Rate
DIP - Debtor-in-possession	PJSC - Private Joint Stock Company
DUTCHCERT - Dutch Certificate	PLC/P.L.C./Plc - Public Limited Company
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ESTR - Euro Short-Term Rate	REIT - Real Estate Investment Trust
ETF - Exchange Traded Fund	REMIC - Real Estate Mortgage Investment Conduit
EURIBOR - Europe Interbank Offered Rate	RTS - Russian Trading System
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	S&P - Standard & Poor's
term of 4.5 to 5.5 years	SARON – Swiss Average Rate Overnight
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SDR - Swedish Depositary Receipt
term of 8.5 to 10.5 years	SOFR - Secured Overnight Financing Rates
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 24 to 35 years	SPDR - Standard & Poor's Depositary Receipt
Euro OAT - debt instrument issued by the Republic of Italy with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 8.5 to 10.5 years	TBD - To Be Determined
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TIPS - Treasury Inflation-Protected Securities
term of 1.75 to 2.25 years	TONAR - Tokyo Overnight Average Rate
FLFO - First-Lien, First-Out	TOPIX - Tokyo Stock Price Index
FLSO – First-Lien, Second Out	TSX - Toronto Stock Exchange
FTSE - Financial Times Stock Exchange	ULSD - Ultra Low Sulfur Diesel
GDR - Global Depositary Receipt	US - United States
HICP - Harmonized Index of Consumer Prices	WIBOR - Warsaw Interbank Offered Rate
IBOR – Interbank Offered Rate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	CTC - Creditag Corp	MSC - Morgan Stanley & Co. Inc.
BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	RBC - Royal Bank of Canada
BNP - BNP Paribas Securities	DWA - Daiwa Capital Markets America Inc.	SBI - Sanford C.Bernstein & CO., INC
BNS - Bank of Nova Scotia/Scotiabank	FICC - Fixed Income Clearing Corporation	SCB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	GSC - Goldman Sachs & Co.	SSB - State Street Brokerage Services
BPC - BroadPoint Capital, Inc.	HSB - HSBC Securities Inc.	TDB - Toronto - Dominion Bank
CIB - Canadian Imperial Bank of Commerce	JPM - J.P. Morgan Securities Inc.	UBS - UBS Securities, LLC
CIT - Citibank, Inc	MLP - Merrill Lynch Professional Clearing Corp.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A)/(AN) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) - Maturity; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2026

Securities Lending and Securities Lending Collateral. All Funds, except JNL Multi-Manager Floating Rate Income Fund and JNL/Dreyfus Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services. In addition to investing cash collateral in the JNL Government Money Market Fund - Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of the Funds net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the JNL Series Trust ("Trust") valuation policy and procedures (“Valuation Policies and Procedures”), the Trust's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ financial statements, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s financial statements, which are available on the SEC's website at www.sec.gov.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/Dreyfus Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2026

Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value.

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2026:

Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Amortization/Accretion	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)

JNL/PIMCO Income Fund

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2026

Senior Floating Rate Instruments	26,852	1,415	17	—	—	349	(62)	28,367	(170)
Common Stocks	5,949	—	879	26	—	—	(257)	4,710	(129)
Credit Default Swap Agreements	(4)	—	—	—	—	—	—	2	6
Preferred Stocks	827	—	—	—	—	—	—	886	59
Warrants	171	—	—	—	—	—	—	238	67
Corporate Bonds And Notes	—	—	—	—	—	—	(12)	—	12
	33,795	1,415	896	26	—	349	(319)	34,203	(167)

JNL/PIMCO Real Return Fund

Non-U.S. Government Agency Asset-Backed Securities	11,478	—	—	—	—	—	—	11,867	389
Open Futures Contracts	—	—	—	—	—	—	—	(108)	(108)
	11,478	—	—	—	—	—	—	11,759	181

JNL/Westchester Capital Event Driven Fund

Other Equity Interests	1,070	—	—	—	—	—	—	1,053	(17)
Total Return Swap Agreements	41	(44)	—	—	—	—	—	(65)	(62)
Rights	101	—	—	—	—	—	—	120	19
Warrants	1	—	—	—	—	—	—	—	(1)
Option Contracts	—	—	—	—	—	—	(3)	(4	(1)
	1,213	(44)	—	—	—	—	(3)	1,104	(62)

[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held March 31, 2026.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
JNL/PIMCO Income Fund
Senior Floating Rate Instruments	19,405	Merger Terms	Merger Indicated Value	100.00 - 103.00 (102.59)
Senior Floating Rate Instruments	7,592	Discounted Cash Flow Model	Discount Rate	4.02% - 6.88% (5.16%)
Senior Floating Rate Instruments	1,361	Market Approach	Bid price	97.63 - 99.00 (98.25)
Senior Floating Rate Instruments	9	Market Approach	Broker Quote	42.00 (N/A)
	28,367
Common Stocks	4,461	Merger Terms	Merger Indicated Value	$3.9B (N/A)
Common Stocks	138	Market Approach	Current Trade Price	1.50 - 2.95 (1.59)
Common Stocks	111	Market Approach	Broker Quote	0.38 - 16.58 (15.32)
	4,710
Credit Default Swap Agreements	2	Market Approach	Broker Quote	0.23 - 0.56 (0.41)
Preferred Stocks	886	Discounted Cash Flow Model	Discount Rate	11.78% (N/A)
Warrants	238	Black Scholes Model	Volatility	65% (N/A)
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency Asset-Backed Securities	11,867	Recent Transaction	N/A‡	100.00 (N/A)
Open Futures Contracts	(108)	Market Approach	Current Settlement Price	28.88 - 30.03 (29.42)
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	1,053	Market Approach	Broker Quote	1.26 - 1.28 (1.26)
Total Return Swap Agreements	(105)	Market Approach	Current Trade Price	7.64 (N/A)
Total Return Swap Agreements	40	Market Approach	Broker Quote	1.00 (N/A)
	(65)
Rights	120	Market Approach	Broker Quote	0.30 - 1.93 (1.10)
Option Contracts	(4)			(0.00)

† Unobservable inputs were weighted by the relative fair value of the instruments.

‡ The valuations within this category are based on recent transactions. There were no quantitative unobservable inputs significant to the valuation technique.

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at March 31, 2026. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(20,149)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(57,255)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2026

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL Multi-Manager Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual financial statements.